UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2020

Date of reporting period: September 30, 2019

Item 1.     Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company

Act of 1940 are attached.

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBonds Sep 2020 Term Muni Bond ETF | IBMI | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF

Investment Objective

The iShares iBonds Sep 2020 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020, as represented by the S&P AMT-Free Municipal Series 2020 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.84%	2.40%	1.52%	1.58%	2.40%	7.84%	8.41%
Fund Market	0.77	2.28	1.46	1.57	2.28	7.49	8.31
Index	0.93	2.57	1.63	1.66	2.57	8.41	8.80

The inception date of the Fund was 8/12/14. The first day of secondary market trading was 8/14/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 4 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,008.40	$0.90		$1,000.00	$1,024.10	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 4 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	33.3%
AA+	18.9
AA	19.7
AA-	10.6
A+	4.5
A	1.4
A-	1.1
BBB+	1.2
BBB	0.4
BBB-	0.3
Not Rated	7.3
Short-Term and Other Assets	1.3

TEN LARGEST STATES

State	Percent of Net Assets
California	10.2%
Texas	8.6
New York	7.4
Florida	7.1
Arizona	6.1
Washington	5.8
Maryland	5.1
Massachusetts	5.0
Virginia	3.8
North Carolina	2.9

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND SUMMARY	3

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/20	$30	$30,447
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/20	1,070	1,105,407
Series A, 5.00%, 09/01/20	100	103,387
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/20	160	165,448
Auburn University RB, 5.00%, 06/01/20	20	20,497
City of Huntsville AL GO 4.00%, 09/01/20	235	240,809
Series A, 4.00%, 09/01/20	225	230,562
Series A, 5.00%, 08/01/20	40	41,228
State of Alabama GO, Series A, 5.00%, 08/01/20	985	1,015,239
University of Alabama (The) RB, Series A, 5.00%, 07/01/20	130	133,572

		3,086,596

Alaska — 0.2%
Municipality of Anchorage AK GO
Series B, 5.00%, 09/01/20	25	25,837
Series B, 5.00%, 09/01/20 (NPFGC)	130	134,354
State of Alaska GO
Series A, 4.00%, 08/01/20	370	378,188
Series A, 5.00%, 08/01/20	25	25,759
Series B, 5.00%, 08/01/20	210	216,376

		780,514

Arizona — 6.1%
Arizona Board of Regents COP
Series B, 5.00%, 06/01/20	120	122,940
Series C, 5.00%, 06/01/20	115	117,818
Arizona Department of Transportation State Highway Fund Revenue RB 3.50%, 07/01/20	450	457,330
Series A, 5.00%, 07/01/20	670	688,358
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/20	1,100	1,137,257
Arizona State University COP, 5.00%, 09/01/20	280	289,430
Arizona State University RB
Series A, 5.00%, 07/01/20	425	436,840
Series B, 5.00%, 07/01/20	500	513,930
Series C, 5.00%, 07/01/20	85	87,368
Arizona Transportation Board RB 4.00%, 07/01/20	520	530,400
5.00%, 07/01/20	480	493,152
Series A, 5.00%, 07/01/20	100	102,740
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,485	1,525,927
Series A, 5.00%, 07/01/23 (PR 07/01/20)	200	205,512
City of Chandler AZ Water & Sewer Revenue RB, 4.00%, 07/01/20	80	81,630
City of Flagstaff AZ GOL, Series B, 5.00%, 07/01/20	235	241,528
City of Mesa AZ RB, 5.00%, 07/01/20 (AGM)	25	25,672
City of Mesa AZ Utility System Revenue RB 4.00%, 07/01/20	25	25,509
5.00%, 07/01/20 (NPFGC)	75	77,084
City of Peoria AZ GOL, 4.00%, 07/15/20	100	102,143
City of Phoenix AZ GO, 4.00%, 07/01/20	1,450	1,479,217
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/20	200	204,030
City of Phoenix Civic Improvement Corp. RB 3.00%, 07/01/20	60	60,777
4.00%, 07/01/20	110	112,158

Security	Par (000)	Value

Arizona (continued)
5.00%, 07/01/20	$3,610	$3,709,371
5.25%, 07/01/20 (NPFGC)	130	133,862
Series A, 3.50%, 07/01/20	160	162,630
Series A, 5.00%, 07/01/20	440	452,212
Series B, 5.00%, 07/01/20	650	668,161
City of Scottsdale AZ GOL, 5.00%, 07/01/20	55	56,528
City of Tempe AZ GO, Series C, 5.00%, 07/01/20	40	41,111
City of Tempe AZ GOL
Series B, 4.00%, 07/01/20	160	163,259
Series B, 5.00%, 07/01/20	170	174,723
Series C, 4.00%, 07/01/20	180	183,667
City of Tucson AZ GOL, Series A, 4.00%, 07/01/20	115	117,317
County of Pima AZ RB, 5.00%, 07/01/20	415	426,500
County of Pima AZ Sewer System Revenue RB 5.00%, 07/01/20	125	128,464
5.00%, 07/01/20 (AGM)	150	154,156
5.00%, 07/01/20 (ETM) (AGM)	215	220,844
Series A, 5.00%, 07/01/20	440	452,192
Series B, 5.00%, 07/01/20	315	323,729
County of Pinal AZ RB, 5.00%, 08/01/20	25	25,766
Maricopa County Community College District GO 3.00%, 07/01/20	175	177,268
5.00%, 07/01/20	860	883,891
Series D, 4.00%, 07/01/20	570	581,611
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/20	240	246,722
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/20	165	168,399
Maricopa County Union High School District No. 210-Phoenix GO 5.00%, 07/01/20	160	164,482
5.25%, 07/01/20 (AGM)	160	164,779
Pima County Regional Transportation Authority RB, 5.00%, 06/01/20	50	51,232
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/20	755	775,974
State of Arizona COP, 5.00%, 09/01/20	370	382,254
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/20 (AGM)	80	82,174
University of Arizona (The) RB 5.00%, 08/01/20	50	51,548
Series B, 4.00%, 06/01/20	115	117,091
Series B, 5.00%, 06/01/20	100	102,477
Yavapai County Community College District GOL, 3.00%, 07/01/20	150	151,944

		20,815,088

Arkansas — 0.2%
State of Arkansas GO, 4.00%, 06/15/20	845	861,199

California — 10.2%
91 Express Lanes Toll Road RB, 5.00%, 08/15/20	95	98,239
Acalanes Union High School District GO, 4.00%, 08/01/20	50	51,212
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/20 (AGM)(a)	200	197,696
California Educational Facilities Authority RB, 5.25%, 09/01/20 (AMBAC)	85	88,230
California State Public Works Board RB 5.00%, 06/01/20	365	373,964
5.00%, 09/01/20	150	155,066
Series A, 5.00%, 06/01/20	100	102,456
Series A, 5.00%, 09/01/20	470	485,872

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 09/01/20	$465	$480,703
Series F, 5.00%, 09/01/20	155	160,234
Series G, 5.00%, 09/01/20	150	155,065
Cerritos Community College District GO, Series A, 5.00%, 08/01/20	65	67,111
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	115	117,788
Chaffey Community College District GO, Series A, 5.00%, 06/01/20	95	97,468
City & County of San Francisco CA GO 5.00%, 06/15/20	50	51,364
Series R1, 5.00%, 06/15/20	540	554,731
City of Burbank CA Electric Revenue RB, Series A, 5.00%, 06/01/20	145	148,767
City of Los Angeles CA GO
Series A, 5.00%, 09/01/20	80	82,806
Series B, 5.00%, 09/01/20	485	502,014
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/20	130	132,460
Series A, 5.00%, 06/01/20	390	399,949
City of Pasadena CA Electric Revenue RB, Series A, 4.00%, 06/01/20	105	107,036
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/20	180	186,431
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/20	25	25,731
Clovis Unified School District GO, Series A, 0.00%, 08/01/20 (NPFGC)(a)	100	98,848
Coast Community College District GO 0.00%, 08/01/20 (NPFGC)(a)	125	123,663
Series A, 5.00%, 08/01/20	60	61,949
Contra Costa Community College District GO, 5.00%, 08/01/20	50	51,624
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/20 (AGM)(a)	40	39,546
Desert Community College District GO, 5.00%, 08/01/20	25	25,812
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/20	20	20,520
East Bay Municipal Utility District Water System Revenue RB Series A, 5.00%, 06/01/20	150	153,897
Series B, 4.00%, 06/01/20	140	142,715
East Side Union High School District GO, 4.00%, 08/01/20	215	220,102
El Camino Community College District GO, 5.00%, 08/01/20	100	103,248
Foothill-De Anza Community College District GO 4.00%, 08/01/20	30	30,727
5.25%, 08/01/20 (NPFGC)	270	279,326
Fremont Unified School District/Alameda County CA GO,
Series B, 5.00%, 08/01/20	20	20,650
Fremont Union High School District GO, Series A, 4.00%, 08/01/20	125	128,030
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/20(a)	25	24,714
Grossmont Union High School District GO, 4.00%, 08/01/20	25	25,606
Huntington Beach Union High School District GO, 5.00%, 08/01/20	130	134,222
Livermore-Amador Valley Water Management Agency RB, 5.00%, 08/01/20	75	77,436
Long Beach Community College District GO, Series B, 4.00%, 08/01/20	25	25,606
Long Beach Unified School District GO, 5.00%, 08/01/20	600	618,828

Security	Par (000)	Value

California (continued)
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/20	$275	$283,863
Series C, 5.00%, 08/01/20	65	67,095
Series F, 5.00%, 08/01/20	280	289,024
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/20	500	512,790
Series A, 5.00%, 07/01/20	555	570,967
Series B, 5.00%, 06/01/20	330	338,441
Series B, 5.00%, 07/01/20	245	252,048
Series C, 5.00%, 07/01/20	40	41,151
Los Angeles County Public Works Financing Authority RB, 5.00%, 08/01/20	270	278,632
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/20	175	178,831
Series A, 5.00%, 07/01/20	765	787,422
Series B, 5.00%, 07/01/20	10	10,293
Series C, 4.00%, 07/01/20	200	204,378
Series E, 5.00%, 07/01/20	300	308,793
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/20	495	509,543
Series B, 5.00%, 07/01/20	115	118,379
Los Angeles Unified School District/CA GO 5.00%, 07/01/20	350	359,884
Series A, 4.00%, 07/01/20	280	285,832
Series A, 5.00%, 07/01/20	1,440	1,480,665
Series A-1, 5.00%, 07/01/20	60	61,694
Series A-2, 4.00%, 07/01/20	50	51,042
Series B-1, 5.00%, 07/01/20	700	719,768
Series C, 5.00%, 07/01/20	1,070	1,100,217
Series KRY, 4.00%, 07/01/20	70	71,458
Los Gatos Union School District/CA GO, 4.00%, 08/01/20	45	46,091
Los Rios Community College District GO, 5.00%, 08/01/20	205	211,658
Marin Community College District GO, 4.00%, 08/01/20	150	153,636
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	525	540,304
Series C, 5.00%, 07/01/20	40	41,166
Series G, 5.00%, 07/01/20	165	169,810
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/20	250	258,932
Morgan Hill Redevelopment Agency Successor Agency TA,
Series A, 5.00%, 09/01/20	100	103,573
Mount Diablo Unified School District/CA GO, Series B, 5.00%, 07/01/20	100	102,923
Newport Mesa Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	85	84,111
Oak Grove School District GO, Series B-1, 0.00%, 08/01/20(a)	75	74,136
Ohlone Community College District GO, 4.00%, 08/01/20	100	102,424
Palm Springs Unified School District GO, 5.00%, 08/01/20	40	41,299
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/20	175	179,242
Poway Unified School District GO, 5.00%, 08/01/20	110	113,573
Riverside County Flood Control & Water Conservation District RB, 5.00%, 09/01/20	75	77,680
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/20	105	107,728
Roseville Joint Union High School District GO, 4.00%, 08/01/20	100	102,424
Sacramento Municipal Utility District RB
Series B, 5.00%, 08/15/20	225	232,650

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series K, 5.90%, 07/01/20 (AMBAC)	$185	$191,643
Series X, 5.00%, 08/15/20	215	222,310
Series Y, 4.00%, 08/15/20	20	20,507
Series Y, 5.00%, 08/15/20	40	41,360
San Diego Community College District GO, 5.00%, 08/01/20	215	222,037
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/20	100	102,809
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/20	75	77,436
Series A, 5.00%, 09/01/20 (ETM)	110	113,940
San Diego Unified School District/CA GO, Series R-3, 5.00%, 07/01/20	105	108,045
San Francisco Bay Area Rapid Transit District GO, Series C, 5.00%, 08/01/20	140	144,558
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 4.00%, 07/01/20	185	189,050
San Francisco Unified School District GO, Series E, 5.00%, 06/15/20	250	256,820
San Gabriel Unified School District GO, Series A, 5.00%, 08/01/20	75	77,436
San Jose Evergreen Community College District GO, Series A, 0.00%, 09/01/20 (AMBAC)(a)	210	207,339
San Jose Financing Authority RB, Series A, 5.00%, 06/01/20	120	123,118
San Mateo County Community College District GO 4.00%, 09/01/20	70	71,866
Series B, 0.00%, 09/01/20 (NPFGC)(a)	415	410,153
San Mateo Joint Powers Financing Authority RB, 5.00%, 06/15/20	125	128,438
San Mateo Union High School District GO, Series A, 5.00%, 09/01/20	410	424,649
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/20	325	332,878
Santa Clara Unified School District GO, 5.00%, 07/01/20	50	51,450
Santa Monica Community College District GO, 5.00%, 08/01/20	250	258,120
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	500	494,975
Sequoia Union High School District GO, 4.00%, 07/01/20	50	51,091
Sonoma County Junior College District GO, 4.00%, 08/01/20	110	112,666
Sonoma Valley Unified School District GO, Series B, 5.00%, 08/01/20	245	252,958
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/20	75	77,550
Southern California Public Power Authority RB 4.00%, 07/01/20	135	137,975
5.00%, 07/01/20	490	504,435
Series A, 5.00%, 07/01/20	440	452,963
State of California GO 4.00%, 09/01/20	750	768,953
5.00%, 08/01/20	735	757,940
5.00%, 09/01/20	3,430	3,547,752
Series B, 5.00%, 08/01/20	2,675	2,758,487
Series B, 5.00%, 09/01/20	900	930,897
Tamalpais Union High School District GO, 5.00%, 08/01/20	30	30,974
Union Elementary School District GO, Series A, 0.00%, 09/01/20 (NPFGC)(a)	700	691,446
Ventura County Community College District GO 4.00%, 08/01/20	125	128,030
5.00%, 08/01/20	65	67,111

Security	Par (000)	Value

California (continued)
Whittier Union High School District GO, Series C, 4.00%, 08/01/20	$110	$112,666
William S Hart Union High School District GO, 4.00%, 09/01/20	100	102,666
Yosemite Community College District GO, 0.00%, 08/01/20 (AGM)(a)	165	163,154

		34,775,683

Colorado — 0.5%
City & County of Denver CO GO, Series D, 5.00%, 08/01/20, (ETM)	20	20,621
City & County of Denver Co. GO, Series B, 5.00%, 08/01/20	250	257,717
E-470 Public Highway Authority RB
Series A, 5.00%, 09/01/20	100	103,164
Series B, 0.00%, 09/01/20 (NPFGC)(a)	150	147,953
Regional Transportation District COP, Series A, 5.00%, 06/01/20	260	266,370
University of Colorado RB
Series A, 5.00%, 06/01/20	260	266,492
Series B, 5.00%, 06/01/20	505	517,610

		1,579,927

Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority RB
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	635	652,304
Series B, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	995	1,022,114
State of Connecticut Clean Water Fund — State Revolving Fund RB, Series B, 5.00%, 07/01/20	295	303,307
State of Connecticut GO 5.00%, 06/15/20	380	389,553
Series B, 5.25%, 06/01/20 (AMBAC)	510	522,954
Series C, 5.00%, 06/01/20	820	839,475
Series D, 5.00%, 06/15/20	205	210,154
Series E, 5.00%, 08/15/20	100	103,107
Series E, 5.00%, 09/01/20	200	206,532
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	455	468,277
Series A, 5.00%, 09/01/20	155	159,976
Series B, 5.00%, 09/01/20	335	345,753
Town of Darien CT GO, 4.00%, 08/01/20	40	40,939
University of Connecticut RB, Series A, 5.00%, 08/15/20	95	97,977

		5,362,422

Delaware — 1.2%
County of New Castle DE GO
Series A, 5.00%, 07/15/20	375	385,957
Series B, 5.00%, 07/15/20	130	133,799
Delaware Transportation Authority RB 5.00%, 07/01/20	655	673,249
5.00%, 09/01/20	160	165,285
Series 2014, 5.00%, 07/01/20	350	359,751
State of Delaware GO 5.00%, 07/01/20	95	97,661
Series A, 4.00%, 08/01/20	150	153,433
Series A, 5.00%, 07/01/20	100	102,801
Series B, 5.00%, 07/01/20	2,000	2,056,020

		4,127,956

District of Columbia — 0.8%
District of Columbia GO 5.00%, 06/01/20	950	973,465
Series B, 5.25%, 06/01/20 (AGM-CR, SGI)	305	313,037
Series D, 5.00%, 06/01/20	1,005	1,029,823

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series E, 5.00%, 06/01/20	$410	$420,127
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/20	100	102,763

		2,839,215

Florida — 7.1%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/20	1,000	1,027,710
County of Hillsborough FL RB, 5.00%, 08/01/20	175	180,402
County of Miami-Dade FL GO 4.00%, 07/01/20	165	168,486
5.00%, 07/01/20	130	133,611
Series A, 5.00%, 07/01/20	760	781,113
Series B, 5.00%, 07/01/20	205	210,695
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/20	405	416,438
County of Palm Beach FL GO 5.00%, 07/01/20	110	113,056
5.00%, 08/01/20	200	206,174
County of Palm Beach FL RB 4.00%, 06/01/20	125	127,264
5.00%, 06/01/20	465	476,485
Florida Department of Environmental Protection RB 5.00%, 07/01/20	1,235	1,268,938
Series A, 5.00%, 07/01/20	355	364,755
Series B, 5.00%, 07/01/20	240	246,595
Florida Department of Management Services RB, 5.00%, 09/01/20	100	103,405
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/20	370	380,811
Florida’s Turnpike Enterprise RB 5.00%, 07/01/20	50	51,374
Series A, 5.00%, 07/01/20	1,175	1,207,289
Series B, 5.00%, 07/01/20	470	482,916
Series C, 5.00%, 07/01/20	175	179,809
Hillsborough County School Board COP, Series A, 5.00%, 07/01/20	305	313,336
Jacksonville Transportation Authority RB, 5.00%, 08/01/20	250	257,717
Lee County School Board (The) COP, 5.00%, 08/01/20	80	82,409
Leon County School District RB, 5.00%, 09/01/20	325	335,855
Miami-Dade County Expressway Authority RB, Series A, 5.00%, 07/01/20	545	559,230
Orange County School Board COP, Series D, 5.00%, 08/01/20	480	494,698
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/20	335	344,105
Series B, 5.00%, 07/01/20	295	303,018
Palm Beach County School District COP Series A, 5.00%, 08/01/20	325	334,841
Series B, 5.00%, 08/01/20	265	273,024
Series C, 5.00%, 08/01/20	210	216,359
Series D, 5.00%, 08/01/20	140	144,239
Pasco County School Board COP 5.00%, 08/01/20	200	205,954
Series A, 5.00%, 08/01/20	75	77,233
Reedy Creek Improvement District GOL 5.00%, 06/01/20	175	179,288
Series A, 5.00%, 06/01/20	865	886,192
Series B, 4.00%, 06/01/20	200	203,582
School District of Broward County/FL COP Series A, 5.00%, 07/01/20	525	539,228
Series B, 5.00%, 07/01/20	460	472,466

Security	Par (000)	Value

Florida (continued)
Seminole County School Board COP, Series A, 5.00%, 07/01/20	$50	$51,367
St. Johns County School Board COP, 5.00%, 07/01/20	45	46,230
State of Florida Department of Transportation RB, 5.00%, 07/01/20	60	61,663
State of Florida GO 5.00%, 06/01/20	385	394,379
5.00%, 07/01/20	1,090	1,120,116
Series A, 5.00%, 06/01/20	1,520	1,557,027
Series A, 5.00%, 07/01/20	30	30,829
Series B, 4.00%, 07/01/20	175	178,539
Series B, 5.00%, 06/01/20	3,135	3,211,368
Series D, 5.00%, 06/01/20	530	542,911
Series H, 5.00%, 06/01/20	80	81,949
State of Florida Lottery Revenue RB Series A, 5.00%, 07/01/20	835	857,695
Series E, 5.00%, 07/01/20	1,075	1,104,218
Series F, 5.00%, 07/01/20	485	498,182
Volusia County School Board COP, Series B, 5.00%, 08/01/20	85	87,488

		24,174,061

Georgia — 2.5%
Georgia State Road & Tollway Authority RB, Series B, 5.00%, 06/01/20	120	122,932
Gwinnett County School District GO, 5.00%, 08/01/20	1,020	1,051,661
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/20	325	334,977
Henry County School District GO, 5.00%, 08/01/20 (SAW)	35	36,086
Metropolitan Atlanta Rapid Transit Authority RB Series A, 5.00%, 07/01/20	350	359,723
Series A, 5.00%, 07/01/20 (NPFGC)	265	272,362
State of Georgia GO 5.00%, 07/01/20	600	616,764
Series A, 5.00%, 07/01/20	1,900	1,953,086
Series E-1, 4.00%, 07/01/20	640	653,139
Series E-2, 5.00%, 09/01/20	920	951,418
Series I, 4.00%, 07/01/20	235	239,825
Series I, 5.00%, 07/01/20	1,880	1,932,527

		8,524,500

Hawaii — 2.0%
City & County Honolulu HI Wastewater System Revenue RB, 3.00%, 07/01/20	190	192,462
City & County of Honolulu HI GO 5.00%, 09/01/20	85	87,887
Series A, 4.00%, 08/01/20	175	178,962
Series A, 4.00%, 08/01/20 (ETM)	30	30,669
Series B, 5.00%, 08/01/20	2,105	2,169,981
City & County of Honolulu HI Wastewater System Revenue RB, Series 2012B, 5.00%, 07/01/20	1,290	1,325,836
County of Hawaii HI GO, Series C, 5.00%, 09/01/20	15	15,509
County of Maui HI GO, 5.00%, 09/01/20	210	217,132
State of Hawaii Airports System Revenue RB, 5.25%, 07/01/20	200	205,820
State of Hawaii GO Series EH, 5.00%, 08/01/20	790	814,387
Series EO, 4.00%, 08/01/20	670	685,169
Series EO, 5.00%, 08/01/20	440	453,583
Series EP, 5.00%, 08/01/20	340	350,496

		6,727,893

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho — 0.1%
Canyon County School District No. 131 Nampa GO, 4.00%, 08/15/20 (GTD)	$115	$117,724
Idaho Housing & Finance Association RB, 5.00%, 07/15/20	210	215,937

		333,661

Illinois — 0.8%
Chicago Transit Authority RB, 5.00%, 06/01/20	200	204,308
Regional Transportation Authority RB Series A, 5.50%, 07/01/20 (NPFGC)	40	41,205
Series A, 6.00%, 07/01/20 (NPFGC)	60	62,011
State of Illinois GO 4.00%, 09/01/20	175	177,880
5.00%, 07/01/20	775	791,492
5.00%, 08/01/20	195	199,594
5.00%, 08/01/20 (AGM)	50	51,392
State of Illinois RB 4.00%, 06/15/20	235	238,325
5.00%, 06/15/20	945	964,930
Second Series, 5.75%, 06/15/20 (NPFGC)	160	164,206

		2,895,343

Indiana — 1.0%
Ball State University RB Series Q, 5.00%, 07/01/20	125	128,445
Series R, 5.00%, 07/01/20	275	282,579
City of Indianapolis Department of Public Utilities Gas Utility Revenue RB, Series C, 5.25%, 06/01/20 (AGC)	105	107,745
Indiana Finance Authority RB 5.25%, 07/01/20	215	221,373
Series C, 5.00%, 07/01/20	275	282,639
Series I, 5.00%, 07/01/20	25	25,694
Indiana University RB Series A, 5.00%, 06/01/20	440	450,868
Series U, 5.00%, 08/01/20	65	67,007
Series V-1, 5.00%, 08/01/20	45	46,389
Series W-2, 5.00%, 08/01/20	365	376,268
Indianapolis Local Public Improvement Bond Bank RB Series D, 5.00%, 06/01/20	50	51,228
Series K, 5.00%, 06/01/20	190	194,564
Purdue University RB Series A, 4.00%, 07/01/20	500	510,185
Series A, 5.00%, 07/01/20	220	226,112
Series AA, 4.00%, 07/01/20	50	51,018
Series Y, 5.00%, 07/01/20	130	133,611
Series Z-1, 5.00%, 07/01/20	125	128,472

		3,284,197

Iowa — 0.7%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/20	715	732,518
Iowa City Community School District RB, 5.00%, 06/01/20	75	76,802
Iowa Finance Authority RB 5.00%, 08/01/20	730	752,352
Series A, 5.00%, 08/01/20	300	309,186
State of Iowa RB 4.00%, 06/15/20	205	208,885
4.50%, 06/15/22 (PR 06/15/20)	100	102,244
5.00%, 06/15/20	235	241,091

		2,423,078

Kansas — 1.0%
City of Topeka KS GO, Series A, 5.00%, 08/15/20	50	51,615

Security	Par (000)	Value

Kansas (continued)
City of Wichita KS GO Series 811, 5.00%, 06/01/20	$145	$148,561
Series A, 4.00%, 09/01/20	55	56,360
Johnson County Unified School District No. 232 De Soto GO Series A, 5.00%, 09/01/20	210	217,054
Series B, 5.00%, 09/01/20	150	155,038
Johnson County Unified School District No. 233 Olathe GO, Series C, 5.00%, 09/01/20	100	103,359
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/20	25	25,842
State of Kansas Department of Transportation RB Series A, 3.13%, 09/01/20	10	10,169
Series A, 5.00%, 09/01/20	500	516,935
Series B, 5.00%, 09/01/20	610	630,661
Series C, 5.00%, 09/01/20	1,295	1,338,862
Wyandotte County Unified School District No. 500 Kansas City GO 4.00%, 09/01/20	250	256,065
5.25%, 09/01/20 (AGM)	75	77,668

		3,588,189

Kentucky — 0.1%
Kentucky State Property & Building Commission RB 4.00%, 08/01/20	60	61,243
5.00%, 08/01/20	55	56,591
5.50%, 08/01/20 (AMBAC)	10	10,330
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/20	205	210,353

		338,517

Louisiana — 1.1%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	105	107,438
St. Tammany Parish Sales Tax District No. 3 RB, 4.00%, 06/01/20	105	106,881
State of Louisiana GO Series A, 5.00%, 08/01/20	250	257,465
Series A, 5.00%, 09/01/20	1,000	1,032,840
Series A, 5.00%, 09/01/23 (PR 09/01/20)	1,000	1,033,680
Series A, 5.00%, 09/01/28 (PR 09/01/20)	100	103,368
Series C, 4.00%, 07/15/20	140	142,867
Series C, 5.00%, 07/15/20	430	442,156
Series C, 5.00%, 08/01/20	100	102,986
State of Louisiana RB, Series A, 5.00%, 06/15/20	255	261,357

		3,591,038

Maine — 0.2%
Maine Municipal Bond Bank RB, Series A, 5.00%, 09/01/20	85	87,745
Maine Turnpike Authority RB, 5.00%, 07/01/20	165	169,547
State of Maine GO, Series B, 4.00%, 06/01/20	410	417,425

		674,717

Maryland — 5.1%
City of Baltimore MD RB 5.00%, 07/01/20	150	154,134
Series D, 5.00%, 07/01/20	700	719,446
City of Frederick MD GO, 5.00%, 09/01/20	700	723,772
County of Baltimore MD GO 5.00%, 08/01/20	1,015	1,046,080
Series B, 5.00%, 08/01/20	125	128,828
County of Frederick MD GO 4.00%, 08/01/20	25	25,574
5.00%, 08/01/20	700	721,847
County of Montgomery MD GO 5.00%, 07/01/20	750	770,782

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 07/01/20	$1,095	$1,125,342
Series A, 5.00%, 08/01/20	200	206,158
County of Prince George’s MD GOL, Series B, 4.00%, 07/15/20	420	428,933
Maryland State Transportation Authority RB 5.00%, 07/01/20	165	169,622
Series A, 5.00%, 07/01/20	280	287,843
State of Maryland Department of Transportation RB 5.00%, 06/01/20	95	97,347
5.00%, 09/01/20	1,775	1,835,279
State of Maryland GO 5.00%, 08/01/20	265	273,090
Second Series E, 4.50%, 08/01/20	1,520	1,560,158
Series A, 5.00%, 08/01/20	1,330	1,370,605
Series B, 5.00%, 08/01/20	1,975	2,035,297
Series C, 5.00%, 08/01/20	1,750	1,803,427
Washington Suburban Sanitary Commission GO 5.00%, 06/01/20	1,385	1,418,836
Second Series, 5.00%, 06/01/20	350	358,550
Series A, 4.00%, 06/01/20	175	178,122

		17,439,072

Massachusetts — 5.0%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/20	1,760	1,805,760
Commonwealth of Massachusetts GOL 5.00%, 07/01/20	165	169,584
Series A, 5.25%, 08/01/20	305	315,044
Series A, 5.25%, 08/01/20 (AGM)	550	568,112
Series B, 3.00%, 08/01/20	100	101,440
Series B, 4.00%, 08/01/20	50	51,132
Series B, 4.00%, 06/01/28 (PR 06/01/20)	350	356,388
Series B, 5.00%, 08/01/20	1,055	1,087,568
Series B, 5.00%, 06/01/25 (PR 06/01/20)	2,430	2,490,337
Series B, 5.00%, 08/01/25 (PR 08/01/20)	135	139,190
Series B, 5.25%, 08/01/20	895	924,472
Series B, 5.25%, 09/01/20 (AGM)	160	165,795
Series C, 5.00%, 07/01/20	40	41,111
Series C, 5.00%, 08/01/20	1,380	1,422,601
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	700	697,872
Series D, 5.50%, 08/01/20	20	20,700
Series E, 5.00%, 09/01/20	445	460,112
Massachusetts Bay Transportation Authority RB
Series A, 5.25%, 07/01/20	315	324,311
Series B, 5.25%, 07/01/20	1,915	1,971,607
Series C, 5.50%, 07/01/20	55	56,728
Massachusetts Clean Water Trust (The) RB 5.00%, 08/01/20	490	505,043
5.25%, 08/01/20	290	299,500
Series 15A, 5.00%, 08/01/20	450	463,815
Massachusetts Port Authority RB, Series C, 5.00%, 07/01/20	45	46,264
Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/20	345	353,145
Series B, 5.00%, 08/15/20	1,060	1,094,153
Series C, 5.00%, 08/15/20 (ETM)	405	418,158
Massachusetts Water Resources Authority RB 5.50%, 08/01/20 (ETM) (AGM)	20	20,695
Series A, 4.00%, 08/01/20 (ETM)	35	35,798
Series J, 5.50%, 08/01/20 (AGM)	665	688,495

Security	Par (000)	Value

Massachusetts (continued)
Series J, 5.50%, 08/01/20 (ETM) (AGM)	$90	$93,165

		17,188,095

Michigan — 0.1%
Michigan State University RB, Series A, 5.00%, 08/15/20	205	211,605

Minnesota — 2.1%
Metropolitan Council GO
Series D, 5.00%, 09/01/20	125	129,245
Series E, 5.00%, 09/01/20	250	258,490
State of Minnesota GO 5.00%, 08/01/20	635	654,552
5.00%, 08/01/20 (ETM)	5	5,153
Series A, 5.00%, 08/01/20	455	469,010
Series B, 4.00%, 08/01/20	225	230,074
Series B, 5.00%, 08/01/20	1,585	1,633,802
Series D, 5.00%, 08/01/20	2,165	2,231,660
Series D, 5.00%, 08/01/20 (ETM)	10	10,306
Series E, 5.00%, 08/01/20	250	257,697
State of Minnesota RB, Series A, 5.00%, 06/01/20	485	496,946
University of Minnesota RB 4.00%, 08/01/20	170	173,833
5.00%, 08/01/20	120	123,695
Series A, 5.00%, 09/01/20	500	516,935

		7,191,398

Missouri — 0.4%
Missouri State Environmental Improvement & Energy Resources Authority RB 4.00%, 07/01/20	75	76,528
5.00%, 07/01/20	1,145	1,176,808

		1,253,336

Montana — 0.0%
Montana Department of Transportation RB, 3.00%, 06/01/20	20	20,208
State of Montana GO, 5.00%, 08/01/20	100	103,087

		123,295

Nebraska — 0.5%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	865	894,375
Douglas County School District No. 17/NE GO 4.00%, 06/15/20	100	101,895
Series B, 5.00%, 06/15/20	100	102,592
Nebraska Public Power District RB, 5.00%, 07/01/20	430	441,851
University of Nebraska RB, 5.00%, 07/01/20	50	51,378

		1,592,091

Nevada — 2.2%
City of Las Vegas NV GOL 5.00%, 09/01/20	50	51,693
Series A, 5.00%, 06/01/20	100	102,463
Clark County School District GOL
Series A, 5.00%, 06/15/20	420	430,470
Series B, 5.00%, 06/15/20	1,415	1,450,276
Series D, 5.00%, 06/15/20	200	204,986
Clark County Water Reclamation District GOL, 5.00%, 07/01/20	165	169,572
County of Clark Department of Aviation RB 5.00%, 07/01/20	80	82,205
Series C, 5.00%, 07/01/20	160	164,410
County of Clark NV GOL, 5.00%, 06/01/20	205	209,967

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark NV RB
5.00%, 07/01/20	$1,370	$1,407,058
Series B, 5.00%, 07/01/20	120	123,270
Las Vegas Valley Water District GOL
Series A, 4.00%, 06/01/20	160	162,886
Series A, 5.00%, 06/01/20	260	266,404
Series B, 5.00%, 06/01/20	135	138,325
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/20	405	416,008
Series B, 4.00%, 07/01/20	500	509,885
State of Nevada GOL 5.00%, 06/01/20	335	343,251
5.00%, 08/01/20	580	597,858
Series B, 5.00%, 08/01/20	30	30,924
Series C, 5.00%, 06/01/20	325	333,005
Series C, 5.00%, 08/01/20	95	97,925
Washoe County School District/NV GOL, Series F, 5.00%, 06/01/20	50	51,198

		7,344,039

New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/20	165	169,521
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/20	350	361,217
Series B, 5.00%, 08/15/20	115	118,716
Series C, 5.25%, 08/15/20	185	191,377
State of New Hampshire GO
Series A, 3.50%, 07/01/20	140	142,334
Series A, 5.00%, 07/01/20	100	102,778
Series B, 5.00%, 06/01/20	235	240,804
State of New Hampshire RB, 5.00%, 09/01/20	210	216,819

		1,543,566

New Jersey —1.9%
New Jersey Building Authority RB
Series A, 3.00%, 06/15/20	20	20,186
Series A, 3.00%, 06/15/20 (ETM)	5	5,056
Series A, 5.00%, 06/15/20	355	363,243
New Jersey Economic Development Authority RB
5.00%, 06/15/20	30	30,688
5.00%, 09/01/20	100	103,015
5.00%, 09/01/20 (ETM)	230	237,532
Series A, 5.00%, 06/15/20	250	255,805
Series DDD, 5.00%, 06/15/20	280	286,502
Series EE, 4.50%, 09/01/20	65	66,667
Series XX, 5.00%, 06/15/20	455	465,565
New Jersey Educational Facilities Authority RB 5.00%, 06/01/20	85	86,865
5.00%, 09/01/20	30	30,905
Series A, 5.00%, 07/01/20	25	25,693
New Jersey Transportation Trust Fund Authority RB
Series A, 4.00%, 06/15/20	75	76,220
Series A, 5.00%, 06/15/20	550	562,771
Series A-1, 5.00%, 06/15/20	450	460,768
Series AA, 5.00%, 06/15/20	1,155	1,181,819
Series B, 5.00%, 06/15/20	685	700,906
State of New Jersey GO 5.00%, 06/01/20	340	348,167
5.25%, 08/01/20	20	20,642
Series Q, 4.00%, 08/15/20	475	485,839

Security	Par (000)	Value

New Jersey (continued)
Series Q, 5.00%, 08/15/20	$650	$670,429

		6,485,283

New Mexico — 1.3%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/20	75	77,072
New Mexico Finance Authority RB 4.00%, 06/15/20	245	249,608
Series A, 5.00%, 06/15/20	35	35,897
Series B, 5.00%, 06/01/20	65	66,575
Series B, 5.00%, 06/15/20	1,060	1,087,327
Series D, 5.00%, 06/01/20	300	307,269
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/20	1,310	1,346,103
Series B, 4.00%, 07/01/20	1,040	1,060,876
University of New Mexico (The) RB, Series C, 5.00%, 06/01/20	115	117,818

		4,348,545

New York — 7.4%
City of New York NY GO 5.00%, 08/01/20	410	422,694
Series 1, 4.00%, 08/01/20	145	148,294
Series A, 5.00%, 08/01/20	855	881,471
Series B, 0.00%, 06/01/20(a)	70	69,341
Series B, 3.00%, 08/01/20	255	258,695
Series B, 4.00%, 08/01/20	275	281,248
Series B, 5.00%, 08/01/20	2,725	2,809,366
Series C, 3.00%, 08/01/20	25	25,362
Series C, 5.00%, 08/01/20	2,170	2,237,183
Series D, 5.00%, 08/01/20	470	484,551
Series E, 4.00%, 08/01/20	270	276,134
Series E, 5.00%, 08/01/20	500	515,480
Series F, 4.00%, 08/01/20	170	173,862
Series F, 5.00%, 08/01/20	650	670,124
Series G, 4.00%, 08/01/20	150	153,408
Series G, 5.00%, 08/01/20	770	793,839
Series H, 5.00%, 08/01/20	435	448,468
Series H-2, 5.00%, 06/01/20	230	235,697
Series I, 3.50%, 08/01/20	50	50,930
Series I, 5.00%, 08/01/20	1,125	1,159,830
Series J, 5.00%, 08/01/20	2,990	3,082,570
Series J7, 5.00%, 08/01/20	275	283,514
Series K, 5.00%, 08/01/20	325	335,062
Subseries 1, 5.00%, 08/01/20	120	123,715
Subseries 1, 5.00%, 08/01/20 (ETM)	5	5,156
Subseries I-1, 5.00%, 08/01/20	5	5,155
Subseries I-1, 5.00%, 08/01/20 (ETM)	155	159,850
County of Orange NY GOL, Series B, 4.00%, 07/01/20	35	35,763
East Islip Union Free School District GO, Series A, 5.00%, 06/15/20 (SAW)	175	179,813
Long Island Power Authority RB, 0.00%, 06/01/20 (AGM)(a)	100	99,026
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/20 (SAW)	100	102,262
Series S-1, 4.00%, 07/15/20 (ETM) (SAW)	215	219,863
Series S-1, 5.00%, 07/15/20 (SAW)	410	422,312
Series S-1, 5.00%, 07/15/20 (ETM) (SAW)	365	375,961
Series S-1A, 3.00%, 07/15/20 (ETM) (SAW)	45	45,649
Series S-1A, 5.00%, 07/15/20 (ETM) (SAW)	275	283,258
Series S-2, 4.00%, 07/15/20 (SAW)	225	230,090

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/20	$335	$345,341
Series B, 5.00%, 08/01/20	400	412,348
Series B, 5.00%, 08/01/20 (ETM)	85	87,696
New York City Water & Sewer System RB
Series D, 0.00%, 06/15/20(a)	220	217,961
Series EE, 4.00%, 06/15/20	25	25,499
Series FF, 5.00%, 06/15/20	260	267,002
Series GG, 4.00%, 06/15/20	310	316,185
Series GG, 5.00%, 06/15/20	260	267,002
New York State Dormitory Authority RB 5.00%, 07/01/20 (SAP)	510	524,168
Series A, 4.00%, 07/01/20	25	25,509
Series A, 4.13%, 07/01/20	230	235,230
Series A, 5.00%, 07/01/20	1,115	1,146,707
Series A, 5.50%, 07/01/20 (NPFGC)	195	201,170
Series C, 5.00%, 06/15/20	105	107,730
New York State Environmental Facilities Corp. RB 4.00%, 06/15/20	190	193,696
5.00%, 06/15/20	1,100	1,129,062
Series A, 3.50%, 06/15/20	110	111,756
Series A, 5.00%, 06/15/20	360	369,511
Series A, 5.00%, 08/15/20	165	170,391
Series B, 5.00%, 08/15/20	120	123,920
North Colonie Central School District GO, 4.00%, 07/15/20 (SAW)	100	102,199
Port Authority of New York & New Jersey RB 3.00%, 07/15/20	75	76,064
5.00%, 07/15/20	100	102,979
Series 180, 5.00%, 06/01/20	350	358,810
Suffolk County Water Authority RB, 5.00%, 06/01/20, (ETM)	20	20,514
Town of Hempstead NY GOL, 5.00%, 08/15/20	65	67,216

		25,090,662

North Carolina — 2.9%
City of Charlotte NC Airport Revenue RB
Series A, 5.00%, 07/01/20	270	277,584
Series C, 5.00%, 07/01/20	155	159,354
City of Charlotte NC GO 5.00%, 08/01/20	290	298,978
Series A, 5.00%, 07/01/20	615	632,134
Series C, 5.00%, 06/01/20	25	25,619
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 07/01/20	2,025	2,081,417
Series B, 5.00%, 07/01/20	90	92,507
City of Durham NC GO, 5.00%, 09/01/20	215	222,301
City of Greensboro NC Combined Water & Sewer System Revenue RB, 5.25%, 06/01/20	595	610,678
City of Raleigh NC Combined Enterprise System Revenue RB, Series A, 1.63%, 03/01/35 (Put 10/07/19)(b)(c)	1,300	1,300,000
City of Raleigh NC GO, Series A, 5.00%, 09/01/20	225	232,641
City of Winston-Salem NC GO, Series 2010B, 4.00%, 06/01/20	50	50,906
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/20	50	51,235
County of Buncombe NC RB, Series A, 5.00%, 06/01/20	205	210,064
County of Forsyth NC GO, Series E, 4.00%, 07/01/20	210	214,278
County of Guilford NC GO, Series D, 5.00%, 08/01/20	300	309,288
County of Mecklenburg NC GO, Series A, 5.00%, 09/01/20	1,575	1,627,904
County of New Hanover NC GO, Series A, 5.00%, 06/01/20	25	25,618

Security	Par (000)	Value

North Carolina (continued)
County of Onslow NC RB, 5.00%, 06/01/20	$60	$61,470
County of Wake NC GO, 5.00%, 09/01/20	80	82,710
State of North Carolina GO
Series 2013-D, 4.00%, 06/01/20	585	595,518
Series A, 5.00%, 06/01/20	50	51,228
Series B, 5.00%, 06/01/20	775	794,034

		10,007,466

Ohio — 2.8%
City of Columbus OH GO
Series 1, 4.00%, 07/01/20	585	596,829
Series 1, 5.00%, 07/01/20	325	333,980
Series A, 5.00%, 07/01/20	120	123,316
Series A, 5.00%, 08/15/20	260	268,356
City of Columbus OH GOL 4.00%, 08/15/20	225	230,292
5.00%, 08/15/20	50	51,607
Cleveland State University RB, 5.00%, 06/01/20	125	128,003
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/20	250	256,175
Miami University/Oxford OH RB, 5.00%, 09/01/20	750	775,117
Ohio State University (The) RB
Series A, 4.00%, 06/01/20	130	132,354
Series A, 5.00%, 06/01/20	185	189,569
Series B, 5.00%, 06/01/20	95	97,347
Ohio State Water Development Authority RB 5.00%, 06/01/20	335	343,274
Series A, 5.00%, 06/01/20	360	368,892
Ohio Water Development Authority RB 4.00%, 06/01/20	225	229,075
Series C, 5.00%, 06/01/20	70	71,729
Ohio Water Development Authority Water Pollution Control Loan Fund RB 5.00%, 06/01/20	100	102,470
Series 2015A, 5.00%, 06/01/20	125	128,088
State of Ohio Department of Administration COP, 5.00%, 09/01/20	120	124,053
State of Ohio GO 5.00%, 08/01/20	660	680,262
5.00%, 09/01/20	450	465,196
Series A, 5.00%, 09/01/20	925	956,237
Series B, 4.00%, 08/01/20	180	184,045
Series B, 5.00%, 08/01/20	970	999,778
Series B, 5.00%, 09/01/20	100	103,377
Series C, 5.00%, 08/01/20	1,245	1,283,221
University of Cincinnati RB
Series A, 5.00%, 06/01/20	85	87,054
Series F, 5.00%, 06/01/20	125	128,020

		9,437,716

Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/20	30	30,525
Series A, 5.00%, 06/01/20	525	537,647
Oklahoma Capitol Improvement Authority RB 4.00%, 07/01/20	200	204,000
Series A, 3.00%, 07/01/20	140	141,763
Series A, 4.00%, 07/01/20	160	163,200
Series A, 5.00%, 07/01/20	450	462,330
Series B, 3.00%, 07/01/20	100	101,259
Oklahoma City Water Utilities Trust RB, 4.00%, 07/01/20	215	219,380

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Tulsa County Industrial Authority RB, 4.00%, 09/01/20	$20	$20,487

		1,880,591

Oregon — 1.1%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/20	160	163,952
Series A, 5.00%, 08/01/20	570	587,596
City of Tigard OR Water Revenue RB, 4.00%, 08/01/20	110	112,463
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/20 (GTD)	350	359,149
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 06/15/20 (GTD)	55	56,438
Metro/OR GO 5.00%, 06/01/20	530	543,091
Series A, 5.00%, 06/01/20	160	163,952
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/20	150	154,167
Portland Community College District GO, 5.00%, 06/15/20	420	430,979
State of Oregon GO
Series A, 4.00%, 08/01/20	240	245,434
Series C, 5.00%, 06/01/20	325	333,027
Series N, 5.00%, 08/01/20	35	36,080
Washington & Multnomah Counties School District No. 48J Beaverton GO 4.00%, 06/15/20 (GTD)	185	188,546
Series B, 4.00%, 06/15/20 (GTD)	175	178,355
Washington Clackamas & Yamhill Counties School District No. 88J GO, 5.00%, 06/15/20 (GTD)	235	241,091

		3,794,320

Pennsylvania — 1.8%
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 06/15/20	55	56,403
City of Philadelphia PA GO, Series A, 5.00%, 07/15/20	110	113,145
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/20	150	154,030
City of Pittsburgh PA GO, Series A, 5.00%, 09/01/20	300	309,936
Commonwealth of Pennsylvania GO 5.38%, 07/01/20 (AGM)	300	309,009
First Series, 5.00%, 06/01/20	370	378,965
First Series, 5.00%, 07/01/20	1,005	1,032,386
Second Series, 5.00%, 07/01/20	1,350	1,386,787
Series T, 5.00%, 07/01/20	170	174,632
County of Bucks PA GO, 5.00%, 06/01/20	500	512,385
County of Butler PA GO, 5.00%, 07/15/20	150	154,359
County of Chester PA GO, 5.00%, 07/15/20	650	669,045
Delaware County Authority RB, 5.00%, 08/01/20	330	340,049
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/20	20	20,550
Pennsylvania Higher Educational Facilities Authority RB, Series AL, 5.00%, 06/15/20	50	51,282
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/20	235	241,143
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/20 (AGM)	25	25,785
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/20 (AGM)	245	253,139

		6,183,030

Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, 5.00%, 06/15/20	710	727,949

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Health & Educational Building Corp. RB 5.00%, 09/01/20	$350	$361,886
Series A, 4.50%, 09/01/20	210	216,180
State of Rhode Island GO 5.00%, 08/01/20	450	463,891
Series D, 5.00%, 08/01/20	210	216,483
Series SE, 5.00%, 08/01/20	100	103,087

		2,089,476

South Carolina — 0.6%
State of South Carolina GO
Series A, 5.00%, 06/01/20	150	153,705
Series A, 5.00%, 07/01/20 (SAW)	140	143,889
Series A, 5.00%, 08/01/20 (SAW)	1,500	1,546,305
Series F, 5.00%, 06/01/20 (SAW)	90	92,223

		1,936,122

Tennessee — 1.6%
City of Memphis TN GO, Series D, 4.00%, 07/01/20	50	51,008
County of Blount TN GO, 4.00%, 06/01/20	265	269,746
County of Knox TN GO, 5.00%, 06/01/20	225	230,512
County of Sumner TN GO, 5.00%, 06/01/20	145	148,553
Metropolitan Government of Nashville & Davidson County Sports Authority RB, Series A, 5.00%, 07/01/20	50	51,367
Metropolitan Government of Nashville & Davidson County TN GO 5.00%, 07/01/20	1,175	1,207,195
Series A, 4.00%, 07/01/20	195	198,900
Series A, 5.00%, 07/01/20	240	246,576
Series C, 5.00%, 07/01/20	75	77,055
Series D, 4.00%, 07/01/20	410	418,200
Series D, 5.00%, 07/01/20	355	364,727
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB 5.00%, 07/01/20	235	241,477
Series A, 4.00%, 07/01/20	125	127,471
State of Tennessee GO
Series A, 5.00%, 08/01/20	1,670	1,721,552
Series A, 5.00%, 09/01/20	40	41,358
Series B, 5.00%, 08/01/20	200	206,174

		5,601,871

Texas — 8.6%
Austin Community College District GOL, 5.00%, 08/01/20	285	293,559
Austin Independent School District GO 5.00%, 08/01/20 (PSF)	150	154,630
Series A, 4.50%, 08/01/20 (PSF)	220	225,885
Series A, 5.00%, 08/01/20 (PSF)	350	360,805
Series B, 5.00%, 08/01/20	100	103,087
Central Texas Turnpike System RB 0.00%, 08/15/20 (ETM) (AMBAC)(a)	15	14,810
Series A, 0.00%, 08/15/20 (AMBAC)(a)	230	227,012
City of Arlington TX GOL, 5.00%, 08/15/20	90	92,908
City of Austin TX GOL 5.00%, 09/01/20	695	718,407
Series A, 4.00%, 09/01/20	230	235,665
Series A, 4.50%, 09/01/20	145	149,227
City of Beaumont TX Waterworks & Sewer System Revenue RB 5.00%, 09/01/20	35	36,179
Series A, 5.00%, 09/01/20 (AGM)	50	51,652

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/20	$100	$103,275
City of Corpus Christi TX Utility System Revenue RB, 4.50%, 07/15/20	95	97,254
City of El Paso TX GOL, Series A, 5.00%, 08/15/20	190	195,888
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/20	100	102,763
Series D, 5.00%, 07/01/20	150	154,145
Subseries B, 5.00%, 07/01/20	100	102,763
City of Houston TX Hotel Occupancy Tax & Special Revenue RB, 5.00%, 09/01/20	150	154,828
City of Irving TX Waterworks & Sewer System Revenue RB, 4.50%, 08/15/20	360	369,828
City of Plano TX GOL 4.00%, 09/01/20	250	256,225
Series 2013, 5.00%, 09/01/20	875	904,715
City of Round Rock TX GOL, 4.00%, 08/15/20	85	87,014
City of San Antonio TX GOL, 5.00%, 08/01/20	720	741,859
County of Bexar TX GOL, 5.00%, 06/15/20	200	205,200
County of Denton TX GOL, 5.00%, 07/15/20	180	185,189
County of Harris TX RB, Series B, 5.00%, 08/15/20	380	392,008
Dallas Independent School District GO, 5.00%, 08/15/20 (PSF)	200	206,462
Del Mar College District GOL, 5.00%, 08/15/20	20	20,637
Denton Independent School District GO, Series C, 5.00%, 08/15/20 (PSF)	195	201,300
Eanes Independent School District GO, 5.00%, 08/01/20 (PSF)	335	345,228
El Paso Independent School District GO, 5.00%, 08/15/20 (PSF)	5	5,162
Fort Bend Independent School District GO 5.00%, 08/15/20 (PSF)	360	371,631
Series A, 4.00%, 08/15/20 (PSF)	150	153,554
Frisco Independent School District GO
Series A, 4.50%, 08/15/20 (PSF)	75	77,100
Series B, 5.00%, 08/15/20 (PSF)	75	77,423
Grapevine-Colleyville Independent School District GO 5.00%, 08/15/20 (PSF)	110	113,516
Series A, 5.00%, 08/15/20	225	232,191
Series B, 4.00%, 08/15/20	125	127,918
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/20	125	128,950
Hays Consolidated Independent School District GO, 5.00%, 08/15/20 (PSF)	125	129,039
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/20 (PSF)	165	170,331
Laredo Independent School District GO, 5.00%, 08/01/20 (PSF)	160	164,939
Leander Independent School District GO 0.00%, 08/15/20 (PSF)(a)	200	197,418
4.00%, 08/15/20 (PSF)	160	163,790
Series A, 0.00%, 08/15/20 (PSF)(a)	1,050	1,036,444
Series D, 0.00%, 08/15/20 (PSF)(a)	290	286,256
Lewisville Independent School District GO 0.00%, 08/15/20 (PSF)(a)	20	19,737
5.00%, 08/15/20 (PSF)	200	206,462
5.00%, 08/15/23 (PR 08/15/20) (PSF)	250	257,900
Series A, 4.00%, 08/15/20 (PSF)	15	15,355
Series A, 5.00%, 08/15/20 (PSF)	995	1,027,148
Series B, 4.00%, 08/15/20	1,105	1,131,177

Security	Par (000)	Value

Texas (continued)
Lone Star College System GOL 5.00%, 08/15/20	$345	$356,147
Series A, 5.00%, 08/15/20	570	588,417
Mesquite Independent School District GO
Series B, 4.00%, 08/15/20 (PSF)	200	204,686
Series B, 5.00%, 08/15/20 (PSF)	20	20,641
Series E, 5.00%, 08/15/20 (PSF)	125	129,006
Metropolitan Transit Authority of Harris County RB, Series A, 5.00%, 08/15/20	200	206,374
North East Independent School District/TX GO, 5.00%, 08/01/20 (PSF)	75	77,315
North Texas Municipal Water District RB, 5.00%, 06/01/20	1,495	1,531,717
North Texas Municipal Water District Water System Revenue RB 4.00%, 09/01/20	80	81,978
5.00%, 09/01/20	890	920,055
5.25%, 09/01/20	240	248,650
Northside Independent School District GO, 4.00%, 08/15/20 (PSF)	150	153,515
Permanent University Fund — Texas A&M University System RB 4.00%, 07/01/20	200	204,044
Series A, 5.00%, 07/01/20	465	477,848
Permanent University Fund — University of Texas System RB, Series B, 5.00%, 07/01/20	655	673,052
Round Rock Independent School District GO 5.00%, 08/01/20	900	927,783
5.00%, 08/01/20 (PSF)	340	350,496
Socorro Independent School District GO 4.00%, 08/15/20 (PSF)	150	153,554
Series A, 5.00%, 08/15/20 (PSF)	160	165,170
Spring Independent School District GO 5.00%, 08/15/20 (BAM)	40	41,292
5.00%, 08/15/20 (PSF)	1,755	1,811,704
State of Texas GO 5.00%, 08/01/20	300	309,244
Series B, 5.00%, 08/01/20	195	201,020
Series C-1, 5.00%, 08/01/20	610	628,831
State of Texas GOL, 5.00%, 08/01/20	1,000	1,030,870
Tarrant Regional Water District RB, 5.00%, 09/01/20	130	134,415
Texas City Independent School District/TX GO, 3.00%, 08/15/20 (PSF)	100	101,508
Texas Municipal Power Agency RB, 5.00%, 09/01/20	200	206,476
Texas Tech University RB, Series A, 5.00%, 08/15/20	215	221,871
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/20	250	257,507
University of Texas System (The) RB 5.00%, 08/15/20	75	77,370
Series A, 4.00%, 08/15/20	510	521,725
Series A, 5.00%, 08/15/20	830	856,228
Series B, 3.00%, 08/15/20	50	50,719
Series B, 5.00%, 08/15/20	1,215	1,253,394
Series D, 5.00%, 08/15/20	380	392,008
Series E, 5.00%, 08/15/20	100	103,160
Ysleta Independent School District GO, Series A, 5.00%, 08/15/20 (PSF)	90	92,908

		29,346,546

Utah — 1.1%
Cache County School District GO, 5.00%, 06/15/20 (GTD)	125	128,268
Davis School District GO
Series A, 4.00%, 06/01/20 (GTD)	40	40,722

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Series B, 5.00%, 06/01/20 (GTD)	$165	$169,064
Intermountain Power Agency RB, 5.00%, 07/01/20	75	77,078
Jordan School District GO, 5.00%, 06/15/20 (GTD)	720	738,821
State of Utah GO 5.00%, 07/01/20	250	256,945
Series A, 5.00%, 07/01/20	1,235	1,269,308
University of Utah (The) RB
Series 2014B, 5.00%, 08/01/20	150	154,605
Series A, 5.00%, 08/01/20 (SAP)	110	113,377
Utah Transit Authority RB
Series 2015A, 5.00%, 06/15/20	210	215,489
Series C, 5.25%, 06/15/20 (AGM)	140	143,903
Wasatch County School District Board of Education/Heber City GO, 5.00%, 06/01/20 (GTD)	325	333,028

		3,640,608

Vermont — 0.1%
State of Vermont GO
Series C, 4.00%, 08/15/20	150	153,554
Series F, 5.00%, 08/15/20	30	30,969

		184,523

Virginia — 3.8%
City of Alexandria VA GO 5.00%, 07/15/20 (SAW)	100	102,922
Series A, 4.50%, 06/15/20 (SAW)	100	102,265
Series B, 5.00%, 06/15/20 (SAW)	125	128,267
City of Chesapeake VA GO, Series A, 5.00%, 08/01/20	500	515,435
City of Newport News VA GO
Series A, 5.00%, 07/01/20	200	205,556
Series A, 5.00%, 07/15/20 (SAW)	65	66,899
City of Richmond VA GO
Series B, 5.00%, 07/15/20	250	257,305
Series B, 5.00%, 07/15/20 (SAW)	50	51,461
Series C, 4.00%, 07/15/20 (SAW)	55	56,179
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/20	255	261,298
Series A-1, 4.00%, 06/01/20	90	91,630
Series B, 5.00%, 06/01/20	50	51,235
County of Arlington VA GO 5.00%, 08/15/20	750	774,232
Series C, 5.00%, 08/15/20	500	516,155
Series C, 5.00%, 08/15/20 (SAW)	70	72,262
County of Henrico VA GO 5.00%, 07/15/20	150	154,395
5.00%, 08/01/20	1,080	1,113,437
Series A, 4.00%, 08/01/20	130	132,954
County of Prince William VA GO 5.00%, 08/01/20 (SAW)	115	118,550
Series A, 4.00%, 08/01/20	180	184,075
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/20	150	154,191
Northern Virginia Transportation Authority RB, 5.00%, 06/01/20	135	138,334
University of Virginia RB, 5.00%, 09/01/20	405	418,831
Virginia Beach Development Authority RB, Series C, 5.00%, 08/01/20	285	293,798
Virginia College Building Authority RB 5.00%, 09/01/20	50	51,679
Series 2, 5.00%, 09/01/20	245	253,230
Series 2012B, 5.00%, 09/01/20	210	217,054

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 09/01/20	$1,525	$1,576,225
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/20	715	737,194
Series B, 5.00%, 08/01/20	820	845,453
Series B-3, 4.00%, 08/01/20	410	419,352
Virginia Public School Authority RB 5.00%, 08/01/20	2,215	2,282,823
Series 2012A, 5.00%, 08/01/20 (SAW)	615	633,831
Series C, 5.00%, 08/01/20 (SAW)	25	25,766
Series D, 4.00%, 08/01/20 (SAW)	120	122,687

		13,126,960

Washington — 5.8%
City of Seattle WA Drainage & Wastewater Revenue RB 4.00%, 07/01/20	85	86,719
5.00%, 09/01/20	455	470,365
City of Seattle WA GOL 5.00%, 09/01/20	100	103,405
Series A, 5.00%, 06/01/20	40	40,991
Series B, 5.00%, 08/01/20	725	747,446
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 07/01/20	50	51,389
5.00%, 09/01/20	530	547,999
Series A, 5.00%, 06/01/20	230	235,681
City of Seattle WA Water System Revenue RB 5.00%, 08/01/20	130	133,991
5.00%, 09/01/20	550	568,573
County of King WA GOL 5.00%, 07/01/20	155	159,306
Series A, 5.00%, 07/01/20	500	513,890
County of King WA Sewer Revenue RB 5.00%, 07/01/20	670	688,613
5.00%, 01/01/28 (PR 07/01/20)	150	154,134
5.00%, 01/01/30 (PR 07/01/20)	260	267,166
5.00%, 01/01/31 (PR 07/01/20)	500	513,780
Series B, 4.00%, 07/01/20	100	102,037
County of Pierce WA GOL, Series A, 5.00%, 07/01/20	80	82,168
Energy Northwest RB 4.00%, 07/01/20	80	81,618
5.00%, 07/01/20	450	462,433
Series A, 5.00%, 07/01/20	2,200	2,260,786
Pierce County School District No. 10 Tacoma GO, 4.00%, 06/01/20 (GTD)	65	66,147
Port of Seattle WA RB, 5.50%, 09/01/20 (NPFGC)	390	404,574
State of Washington COP 5.00%, 07/01/20	190	195,249
Series A, 5.00%, 07/01/20	380	390,499
Series B, 4.00%, 07/01/20	200	204,044
State of Washington GO 5.00%, 07/01/20	650	668,057
Series 03-C, 0.00%, 06/01/20 (NPFGC)(a)	140	138,645
Series 2011A, 5.00%, 08/01/23 (PR 08/01/20)	450	463,968
Series 2011A, 5.00%, 08/01/26 (PR 08/01/20)	75	77,328
Series 2011A, 5.00%, 08/01/30 (PR 08/01/20)	575	592,848
Series A, 5.00%, 08/01/20	100	103,087
Series B, 5.00%, 08/01/20	780	804,079
Series B-1, 5.00%, 08/01/20	295	304,107
Series C, 5.00%, 06/01/20	225	230,557
Series D, 5.00%, 07/01/20	105	107,917
Series R, 4.00%, 07/01/20	300	306,111
Series R, 5.00%, 07/01/20	310	318,612

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series R-2012C, 5.00%, 07/01/20	$60	$61,667
Series R-2013A, 5.00%, 07/01/20	370	380,279
Series R-2014A, 5.00%, 07/01/20	270	277,501
Series R-2014B, 5.00%, 07/01/20	275	282,639
Series R-2015, 5.00%, 07/01/20	445	457,362
Series R-2015-C, 5.00%, 07/01/20	640	657,779
Series R-2015E, 5.00%, 07/01/20	375	385,417
Series R-2016C, 5.00%, 07/01/20	75	77,084
Series R-2017A, 5.00%, 08/01/20	1,365	1,407,138
Series R-F, 5.00%, 07/01/20	150	154,167
State of Washington RB 5.00%, 07/01/20	70	71,945
5.00%, 09/01/20	165	170,450
Series F, 5.00%, 09/01/20	935	965,883
University of Washington RB 5.00%, 07/01/20	185	190,126
Series A, 5.00%, 07/01/20	345	354,560
Series B, 5.00%, 06/01/20	150	153,694
Series C, 5.00%, 07/01/20	250	256,927

		19,952,937

West Virginia — 0.6%
State of West Virginia GO 4.00%, 06/01/20	200	203,582
Series A, 4.00%, 06/01/20	250	254,478
Series A, 5.00%, 06/01/20	555	568,597
West Virginia Commissioner of Highways RB 5.00%, 09/01/20	200	206,644
Series A, 5.00%, 09/01/20 (ETM)	375	387,458
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/20	95	97,596
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/20	305	313,381

		2,031,736

Wisconsin — 2.0%
City of Milwaukee WI Sewerage System Revenue RB
Series S1, 5.00%, 06/01/20	120	122,940
Series S7, 5.00%, 06/01/20	525	537,611
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/20 (ETM)	100	101,791

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 1, 5.00%, 06/01/20 (ETM)	$2,215	$2,268,515
Series 2, 5.00%, 06/01/20 (ETM)	295	302,171
Series 4, 5.00%, 06/01/20 (ETM)	340	348,214
State of Wisconsin COP, 5.00%, 09/01/20	175	180,878
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/20	100	102,483
Wisconsin Department of Transportation RB
Series 1, 3.50%, 07/01/20	15	15,249
Series 1, 5.00%, 07/01/20	495	508,716
Series 2, 5.00%, 07/01/20	565	580,656
Series A, 5.00%, 07/01/20	195	200,404
Series A, 5.00%, 07/01/20 (AGM)	1,075	1,104,788
Series I, 5.00%, 07/01/20 (NPFGC)	170	174,711
WPPI Energy RB, Series A, 5.00%, 07/01/20	340	349,187

		6,898,314

Total Municipal Debt Obligations — 98.7% (Cost: $336,206,184)		336,706,997

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 1.35%(d)(e)	1,020	1,019,680

Total Short-Term Investments — 0.3% (Cost: $1,019,680)		1,019,680

Total Investments in Securities — 99.0% (Cost: $337,225,864)		337,726,677

Other Assets, Less Liabilities — 1.0%		3,263,481

Net Assets — 100.0%		$340,990,158

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19 (000)	Net Activity (000)	Shares Held at 09/30/19 (000)	Value at 09/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	1,205	(185)	1,020	$1,019,680	$5,007	$525		$(104)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® iBonds® Sep 2020 Term Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$336,706,997	$—	$336,706,997
Money Market Funds	1,019,680	—	—	1,019,680

	$1,019,680	$336,706,997	$—	$337,726,677

See notes to financial statements.

SCHEDULE OF INVESTMENTS	17

Statement of Assets and Liabilities  (unaudited)

September 30, 2019

iShares iBonds Sep 2020 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$336,706,997
Affiliated(b)	1,019,680
Receivables:
Dividends	1,126
Interest	3,313,296

Total assets	341,041,099

LIABILITIES
Payables:
Investment advisory fees	50,941

Total liabilities	50,941

NET ASSETS	$340,990,158

NET ASSETS CONSIST OF:
Paid-in capital	$340,095,430
Accumulated earnings	894,728

NET ASSETS	$340,990,158

Shares outstanding	13,350,000

Net asset value	$25.54

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$336,206,184
(b) Investments, at cost — Affiliated	$1,019,680

See notes to financial statements.

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended September 30, 2019

iShares iBonds Sep 2020 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$5,007
Interest — Unaffiliated	2,556,475

Total investment income	2,561,482

EXPENSES
Investment advisory fees	316,438

Total expenses	316,438

Net investment income	2,245,044

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	4,124
Investments — Affiliated	525
In-kind redemptions — Unaffiliated	13,480

Net realized gain	18,129

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	734,418
Investments — Affiliated	(104)

Net change in unrealized appreciation (depreciation)	734,314

Net realized and unrealized gain	752,443

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,997,487

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statement of Changes in Net Assets

	iShares iBonds Sep 2020 Term Muni Bond ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,245,044	$3,787,186
Net realized gain (loss)	18,129	(3,604)
Net change in unrealized appreciation (depreciation)	734,314	2,182,380

Net increase in net assets resulting from operations	2,997,487	5,965,962

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,271,623)	(3,588,189)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(8,965,530)	88,628,798

NET ASSETS
Total increase (decrease) in net assets	(8,239,666)	91,006,571
Beginning of period	349,229,824	258,223,253

End of period	$340,990,158	$349,229,824

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBonds Sep 2020 Term Muni Bond ETF
	Six Months Ended 09/30/19 (unaudited	)	Year Ended 03/31/19		Year Ended 03/31/18		Year Ended 03/31/17	Year Ended 03/31/16	Period From 08/12/14 to 03/31/15	(a)

Net asset value, beginning of period	$25.49		$25.32		$25.52		$25.72	$25.31	$25.00

Net investment income(b)	0.16		0.32		0.29		0.29	0.33	0.21
Net realized and unrealized gain (loss)(c)	0.05		0.15		(0.21)		(0.20)	0.39	0.26

Net increase from investment operations	0.21		0.47		0.08		0.09	0.72	0.47

Distributions(d)
From net investment income	(0.16)		(0.30)		(0.28)		(0.29)	(0.31)	(0.16)

Total distributions	(0.16)		(0.30)		(0.28)		(0.29)	(0.31)	(0.16)

Net asset value, end of period	$25.54		$25.49		$25.32		$25.52	$25.72	$25.31

Total Return
Based on net asset value	0.84	%(e)	1.92%		0.29%		0.33%	2.89%	1.88	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%		0.18%		0.21%	0.30%	0.30	%(f)

Total expenses after fees waived	0.18	%(f)	0.18%		0.18%		0.18%	0.18%	0.18	%(f)

Net investment income	1.28	%(f)	1.24%		1.13%		1.14%	1.28%	1.30	%(f)

Supplemental Data
Net assets, end of period (000)	$340,990		$349,230		$258,223		$172,247	$79,730	$27,838

Portfolio turnover rate(g)	2	%(e)	0	%(h)	0	%(h)	0%	2%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
iBonds Sep 2020 Term Muni Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
iBonds Sep 2020 Term Muni Bond	$8,865,705	$6,949,426

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Sep 2020 Term Muni Bond	$ —	$8,775,953

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of March 31, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(7,822).

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Sep 2020 Term Muni Bond	$337,226,049	$578,361	$(77,733)	$500,628

7.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
iBonds Sep 2020 Term Muni Bond Shares sold	300,000	$7,650,948	3,500,000	$88,628,798
Shares redeemed	(650,000)	(16,616,478)	—	—

Net increase (decrease)	(350,000)	$(8,965,530)	3,500,000	$88,628,798

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Board Review and Approval of Investment Advisory Contract

Shares iBonds Sep 2020 Term Muni Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	27

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Sep 2020 Term Muni Bond(a)	$0.164373	$—	$0.000436	$0.164809	100%	—%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q.The iShares Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	29

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SGI	Syncora Guarantee Inc.

ST	Special Tax

TA	Tax Allocation

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-308-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares S&P 100 ETF | OEF | NYSE Arca

•	iShares S&P 500 Growth ETF | IVW | NYSE Arca

•	iShares S&P 500 Value ETF | IVE | NYSE Arca

•	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca

•	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca

•	iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

•	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® S&P 100 ETF

Investment Objective

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.09%	3.63%	10.56%	12.70%	3.63%	65.23%	230.61%
Fund Market	6.11	3.62	10.56	12.72	3.62	65.19	231.04
Index	6.20	3.81	10.75	12.92	3.81	66.64	237.05

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,060.90	$1.03		$1,000.00	$1,024.00	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	25.2%
Communication Services	14.8
Health Care	13.3
Financials	12.3
Consumer Discretionary	10.7
Consumer Staples	9.0
Industrials	7.3
Energy	4.6
Utilities	1.9
Other (each representing less than 1%)	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	6.8%
Apple Inc.	6.1
Amazon. com Inc.	4.6
Facebook Inc., Class A	2.7
Berkshire Hathaway Inc., Class B	2.6
JPMorgan Chase & Co.	2.4
Alphabet Inc., Class C	2.4
Alphabet Inc., Class A	2.3
Johnson & Johnson	2.2
Procter & Gamble Co. (The)	2.0

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of September 30, 2019	iShares® S&P 500 Growth ETF

Investment Objective

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.22%	3.11%	12.63%	14.51%	3.11%	81.27%	287.68%
Fund Market	5.24	3.09	12.62	14.53	3.09	81.19	288.22
Index	5.31	3.25	12.82	14.72	3.25	82.81	294.65

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,052.20	$0.92		$1,000.00	$1,024.10	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	26.8%
Health Care	16.4
Communication Services	14.1
Consumer Discretionary	12.5
Industrials	8.7
Consumer Staples	5.7
Financials	5.4
Real Estate	3.4
Energy	2.8
Materials	2.2
Utilities	2.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	8.1%
Amazon. com Inc.	5.5
Facebook Inc., Class A	3.3
Alphabet Inc., Class C	2.8
Alphabet Inc., Class A	2.8
Visa Inc., Class A	2.3
Verizon Communications Inc.	1.9
Mastercard Inc., Class A	1.8
Merck & Co. Inc.	1.6
Cisco Systems Inc.	1.6

(a)	Excludes money market funds.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® S&P 500 Value ETF

Investment Objective

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.86%	5.38%	8.31%	11.37%	5.38%	49.07%	193.61%
Fund Market	6.87	5.36	8.30	11.38	5.36	49.01	193.75
Index	6.97	5.56	8.47	11.56	5.56	50.19	198.62

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,068.60	$0.93		$1,000.00	$1,024.10	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	21.5%
Information Technology	16.4
Health Care	10.5
Industrials	10.1
Consumer Staples	9.7
Consumer Discretionary	7.4
Energy	6.6
Communication Services	6.1
Utilities	5.4
Materials	3.3
Real Estate	3.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	8.3%
JPMorgan Chase & Co.	3.3
AT&T Inc.	2.4
Bank of America Corp.	2.1
Chevron Corp.	2.0
Berkshire Hathaway Inc., Class B	1.8
UnitedHealth Group Inc.	1.8
Wells Fargo & Co.	1.8
Walmart Inc.	1.5
Citigroup Inc.	1.4

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of September 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF

Investment Objective

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.82%	(2.79)%	9.30%	12.81%	(2.79)%	55.96%	233.84%
Fund Market	2.77	(2.82)	9.30	12.82	(2.82)	55.99	233.95
Index	2.93	(2.53)	9.53	13.05	(2.53)	57.66	240.85

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,028.20	$1.22		$1,000.00	$1,023.80	$1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Information Technology	18.8%
Health Care	15.9
Industrials	13.5
Consumer Discretionary	13.3
Real Estate	13.2
Financials	9.4
Utilities	4.7
Materials	4.3
Communication Services	3.1
Consumer Staples	2.1
Energy	1.7

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
STERIS PLC	1.4%
Zebra Technologies Corp., Class A	1.3
UGI Corp.	1.2
West Pharmaceutical Services Inc.	1.2
Tyler Technologies Inc.	1.1
Domino’s Pizza Inc.	1.1
Trimble Inc.	1.1
National Retail Properties Inc.	1.1
FactSet Research Systems Inc.	1.1
Live Nation Entertainment Inc.	1.0

(a)	Excludes money market funds.

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® S&P Mid-Cap 400 Value ETF

Investment Objective

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.83%	(2.68)%	7.73%	11.71%	(2.68)%	45.07%	202.63%
Fund Market	2.80	(2.73)	7.73	11.72	(2.73)	45.13	202.82
Index	2.95	(2.44)	7.96	11.95	(2.44)	46.68	209.27

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,028.30	$1.27		$1,000.00	$1,023.80	$1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	24.6%
Industrials	18.4
Consumer Discretionary	11.6
Information Technology	11.5
Real Estate	9.6
Materials	7.9
Utilities	5.2
Consumer Staples	3.6
Health Care	3.4
Energy	2.6
Communication Services	1.6

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Alleghany Corp.	1.4%
WR Berkley Corp.	1.2
Reinsurance Group of America Inc.	1.2
RenaissanceRe Holdings Ltd.	1.0
American Financial Group Inc./OH	0.9
Kilroy Realty Corp.	0.9
Jones Lang LaSalle Inc.	0.8
Owens Corning	0.8
Old Republic International Corp.	0.8
Reliance Steel & Aluminum Co.	0.8

(a)	Excludes money market funds.

FUND SUMMARY	7

Fund Summary as of September 30, 2019	iShares® S&P Small-Cap 600 Growth ETF

Investment Objective

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.48%	(10.62)%	10.77%	13.72%	(10.62)%	66.79%	261.85%
Fund Market	0.43	(10.68)	10.76	13.73	(10.68)	66.72	262.11
Index	0.59	(10.40)	10.98	13.90	(10.40)	68.35	267.36

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,004.80	$1.25		$1,000.00	$1,023.80	$1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Health Care	20.1%
Industrials	17.9
Information Technology	14.2
Financials	13.4
Consumer Discretionary	12.7
Real Estate	7.3
Consumer Staples	3.9
Materials	3.2
Energy	2.8
Communication Services	2.3
Utilities	2.2

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Cabot Microelectronics Corp.	1.1%
RLI Corp.	1.0
Aerojet Rocketdyne Holdings Inc.	1.0
Exponent Inc.	1.0
Neogen Corp.	1.0
Glacier Bancorp. Inc.	1.0
Viavi Solutions Inc.	0.9
Community Bank System Inc.	0.9
Agree Realty Corp.	0.9
HMS Holdings Corp.	0.8

(a)	Excludes money market funds.

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® S&P Small-Cap 600 Value ETF

Investment Objective

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.60%	(8.49)%	8.59%	11.97%	(8.49)%	51.02%	209.73%
Fund Market	2.56	(8.56)	8.59	11.98	(8.56)	50.96	210.01
Index	2.72	(8.21)	8.78	12.17	(8.21)	52.32	215.22

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,026.00	$1.27		$1,000.00	$1,023.80	$1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	21.0%
Industrials	19.1
Consumer Discretionary	15.3
Information Technology	14.2
Real Estate	6.6
Materials	6.0
Energy	4.7
Consumer Staples	4.6
Health Care	4.5
Utilities	2.4
Communication Services	1.6

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
TopBuild Corp.	0.9%
Darling Ingredients Inc.	0.8
South Jersey Industries Inc.	0.8
Lithia Motors Inc., Class A	0.8
SkyWest Inc.	0.8
Apollo Commercial Real Estate Finance Inc.	0.7
Moog Inc., Class A	0.7
Ameris Bancorp	0.7
Columbia Banking System Inc.	0.7
Itron Inc.	0.7

(a)	Excludes money market funds.

FUND SUMMARY	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) September 30, 2019	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Boeing Co. (The)	174,939	$66,559,041
General Dynamics Corp.	76,561	13,989,992
Lockheed Martin Corp.	81,321	31,720,069
Raytheon Co.	91,135	17,879,776
United Technologies Corp.	265,443	36,238,278

		166,387,156

Air Freight & Logistics — 0.8%
FedEx Corp.	78,538	11,432,776
United Parcel Service Inc., Class B	228,523	27,381,626

		38,814,402

Automobiles — 0.5%
Ford Motor Co.	1,282,462	11,747,352
General Motors Co.	411,150	15,409,902

		27,157,254

Banks — 6.8%
Bank of America Corp.	2,741,470	79,968,680
Citigroup Inc.	739,261	51,068,150
JPMorgan Chase & Co.	1,046,354	123,145,402
U.S. Bancorp.	469,265	25,969,125
Wells Fargo & Co.	1,312,099	66,182,274

		346,333,631

Beverages — 2.6%
Coca-Cola Co. (The)	1,259,373	68,560,266
PepsiCo Inc.	457,540	62,728,734

		131,289,000

Biotechnology — 2.7%
AbbVie Inc.	483,823	36,635,077
Amgen Inc.	196,249	37,976,144
Biogen Inc.(a)	60,356	14,052,084
Celgene Corp.(a)	231,932	23,030,848
Gilead Sciences Inc.	414,439	26,267,144

		137,961,297

Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	280,715	12,691,125
BlackRock Inc.(b)	38,442	17,131,293
Goldman Sachs Group Inc. (The)	105,899	21,945,450
Morgan Stanley	411,054	17,539,674

		69,307,542

Chemicals — 0.6%
Dow Inc.(a)	243,210	11,588,957
DuPont de Nemours Inc.	243,953	17,396,288

		28,985,245

Communications Equipment — 1.3%
Cisco Systems Inc.	1,389,241	68,642,398

Consumer Finance — 0.8%
American Express Co.	222,636	26,333,386
Capital One Financial Corp.	153,916	14,003,278

		40,336,664

Diversified Financial Services — 2.6%
Berkshire Hathaway Inc., Class B(a)	641,677	133,481,650

Diversified Telecommunication Services — 3.4%
AT&T Inc.	2,391,170	90,481,873
Verizon Communications Inc.	1,353,476	81,695,811

		172,177,684

Security	Shares	Value

Electric Utilities — 1.9%
Duke Energy Corp.	238,429	$22,855,804
Exelon Corp.	317,943	15,359,826
NextEra Energy Inc.	159,939	37,264,188
Southern Co. (The)	342,045	21,128,120

		96,607,938

Electrical Equipment — 0.3%
Emerson Electric Co.	201,285	13,457,915

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	452,579	15,464,624

Entertainment — 2.2%
Netflix Inc.(a)(c)	143,279	38,344,326
Walt Disney Co. (The)	589,491	76,822,467

		115,166,793

Equity Real Estate Investment Trusts (REITs) — 0.3%
Simon Property Group Inc.	100,793	15,688,430

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	143,920	41,464,791
Walgreens Boots Alliance Inc.	248,262	13,731,372
Walmart Inc.	465,384	55,231,773

		110,427,936

Food Products — 0.6%
Kraft Heinz Co. (The)	203,276	5,678,515
Mondelez International Inc., Class A	471,935	26,107,444

		31,785,959

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	578,366	48,391,883
Danaher Corp.	208,930	30,175,760
Medtronic PLC	439,055	47,690,154

		126,257,797

Health Care Providers & Services — 1.8%
CVS Health Corp.	425,577	26,841,141
UnitedHealth Group Inc.	310,122	67,395,713

		94,236,854

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	248,523	53,360,373
Starbucks Corp.	391,711	34,635,087

		87,995,460

Household Products — 2.4%
Colgate-Palmolive Co.	280,774	20,639,697
Procter & Gamble Co. (The)	818,968	101,863,240

		122,502,937

Industrial Conglomerates — 1.9%
3M Co.	188,258	30,949,615
General Electric Co.	2,855,875	25,531,522
Honeywell International Inc.	235,453	39,838,648

		96,319,785

Insurance — 0.8%
Allstate Corp. (The)	107,837	11,719,725
American International Group Inc.	284,669	15,856,063
MetLife Inc.	260,449	12,282,775

		39,858,563

Interactive Media & Services — 7.4%
Alphabet Inc., Class A(a)	98,021	119,697,364
Alphabet Inc., Class C, NVS(a)(c)	98,890	120,546,910

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Facebook Inc., Class A(a)	787,259	$140,195,083

		380,439,357

Internet & Direct Marketing Retail — 5.1%
Amazon.com Inc.(a)	135,976	236,042,098
Booking Holdings Inc.(a)	13,913	27,305,793

		263,347,891

IT Services — 5.8%
Accenture PLC, Class A	208,502	40,105,360
International Business Machines Corp.	289,896	42,156,676
Mastercard Inc., Class A	292,152	79,339,719
PayPal Holdings Inc.(a)	385,057	39,888,055
Visa Inc., Class A	565,137	97,209,215

		298,699,025

Machinery — 0.5%
Caterpillar Inc.	184,101	23,253,797

Media — 1.7%
Charter Communications Inc., Class A(a)	52,909	21,804,857
Comcast Corp., Class A	1,484,224	66,908,818

		88,713,675

Multiline Retail — 0.3%
Target Corp.	167,200	17,875,352

Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	621,242	73,679,301
ConocoPhillips	363,284	20,699,922
Exxon Mobil Corp.	1,384,599	97,766,536
Kinder Morgan Inc./DE	637,102	13,130,672
Occidental Petroleum Corp.	292,714	13,016,992

		218,293,423

Pharmaceuticals — 6.3%
Allergan PLC	107,348	18,065,595
Bristol-Myers Squibb Co.	535,293	27,144,708
Eli Lilly & Co.	278,020	31,090,977
Johnson & Johnson	863,651	111,739,166
Merck & Co. Inc.	837,868	70,531,728
Pfizer Inc.	1,809,996	65,033,156

		323,605,330

Road & Rail — 0.7%
Union Pacific Corp.	230,553	37,344,975

Semiconductors & Semiconductor Equipment — 3.5%
Intel Corp.	1,449,688	74,702,423
NVIDIA Corp.	199,292	34,690,758
QUALCOMM Inc.	397,818	30,345,557
Texas Instruments Inc.	305,520	39,485,405

		179,224,143

Security	Shares	Value

Software — 8.4%
Adobe Inc.(a)	158,857	$43,884,246
Microsoft Corp.	2,498,634	347,385,085
Oracle Corp.	720,473	39,647,629

		430,916,960

Specialty Retail — 2.2%
Home Depot Inc. (The)	358,381	83,151,560
Lowe’s Companies Inc.	252,565	27,772,047

		110,923,607

Technology Hardware, Storage & Peripherals — 6.1%
Apple Inc.	1,390,142	311,350,104

Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B	409,665	38,475,737

Tobacco — 1.2%
Altria Group Inc.	611,323	25,003,111
Philip Morris International Inc.	509,141	38,659,076

		63,662,187

Total Common Stocks — 99.8% (Cost: $4,559,610,918)		5,112,770,477

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(b)(d)(e)	3,732,817	3,734,683
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(b)(d)	4,507,000	4,507,000

		8,241,683

Total Short-Term Investments — 0.2% (Cost: $8,241,683)		8,241,683

Total Investments in Securities — 100.0% (Cost: $4,567,852,601)		5,121,012,160

Other Assets, Less Liabilities — (0.0)%		(866,598)

Net Assets — 100.0%		$5,120,145,562

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,640,084	1,092,733	(b)	—		3,732,817	$3,734,683	$12,046	(c)	$486		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,434,401	—		(1,927,401	)(b)	4,507,000	4,507,000	148,972		—		—
BlackRock Inc	38,796	3,318		(3,672)		38,442	17,131,293	257,044		135,604		573,723

							$25,372,976	$418,062		$136,090		$573,723

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	49	12/20/19	$7,297	$(80,600)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$80,600

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,068,806

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(322,218)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,480,488

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 100 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,112,770,477	$—	$—	$5,112,770,477
Money Market Funds	8,241,683	—	—	8,241,683

	$5,121,012,160	$—	$—	$5,121,012,160

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(80,600)	$—	$—	$(80,600)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	942,449	$358,573,571	1.5%
Other securities		325,614,982	1.4

		684,188,553	2.9

Air Freight & Logistics
Other securities		123,905,435	0.5

Auto Components
Other securities		24,107,551	0.1

Banks
U.S. Bancorp	2,528,132	139,906,825	0.6
Other securities		55,826,726	0.2

		195,733,551	0.8

Beverages
Coca-Cola Co. (The)	3,528,060	192,067,586	0.8
PepsiCo Inc.	1,503,625	206,146,988	0.9
Other securities		121,052,714	0.5

		519,267,288	2.2

Biotechnology
Amgen Inc.	697,797	135,030,697	0.6
Other securities		351,632,179	1.5

		486,662,876	2.1

Building Products
Other securities		18,623,990	0.1

Capital Markets
S&P Global Inc.	433,932	106,304,661	0.5
Other securities		327,166,171	1.4

		433,470,832	1.9

Chemicals
Linde PLC	638,548	123,699,519	0.5
Other securities		292,221,525	1.3

		415,921,044	1.8

Commercial Services & Supplies
Other securities		160,185,265	0.7

Communications Equipment
Cisco Systems Inc.	7,484,401	369,804,253	1.6
Other securities		87,652,229	0.4

		457,456,482	2.0

Construction Materials
Other securities		34,006,169	0.1

Consumer Finance
Other securities		100,599,839	0.4

Containers & Packaging
Other securities		49,770,076	0.2

Diversified Consumer Services
Other securities		5,094,243	0.0

Diversified Financial Services
Berkshire Hathaway Inc., Class B(a)(b)	1,659,341	345,176,115	1.5

Diversified Telecommunication Services
Verizon Communications Inc.	7,291,724	440,128,461	1.9

Electric Utilities
NextEra Energy Inc.	861,662	200,758,629	0.9

Security	Shares	Value	% of Net Assets

Electric Utilities (continued)
Other securities		$85,747,086	0.3%

		286,505,715	1.2

Electrical Equipment
Other securities		83,519,027	0.4

Electronic Equipment, Instruments & Components
Other securities		64,605,141	0.3

Entertainment
Netflix Inc.(a)(b)	771,898	206,575,343	0.9
Walt Disney Co. (The)	1,778,454	231,768,125	1.0
Other securities		49,381,833	0.2

		487,725,301	2.1

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	780,450	172,580,908	0.7
Other securities		625,335,896	2.7

		797,916,804	3.4

Food & Staples Retailing
Other securities		45,174,789	0.2

Food Products
Other securities		127,100,218	0.5

Gas Utilities
Other securities		14,049,357	0.1

Health Care Equipment & Supplies
Abbott Laboratories	3,115,904	260,707,688	1.1
Intuitive Surgical Inc.(a)(b)	203,190	109,708,377	0.5
Medtronic PLC	2,365,348	256,924,100	1.1
Other securities		675,680,388	2.9

		1,303,020,553	5.6

Health Care Providers & Services
Other securities		227,640,031	1.0

Health Care Technology
Other securities		38,391,026	0.2

Hotels, Restaurants & Leisure
McDonald’s Corp.	1,338,891	287,473,286	1.2
Other securities		282,858,053	1.2

		570,331,339	2.4

Household Durables
Other securities		33,396,677	0.1

Household Products
Procter & Gamble Co. (The)	2,470,785	307,316,238	1.3
Other securities		176,474,413	0.8

		483,790,651	2.1

Independent Power and Renewable Electricity Producers
Other securities		17,696,844	0.1

Industrial Conglomerates
Honeywell International Inc.	634,242	107,313,747	0.4
Other securities		150,419,607	0.7

		257,733,354	1.1

Insurance
Other securities		191,186,501	0.8

Interactive Media & Services
Alphabet Inc., Class A(a)	528,071	644,848,621	2.8
Alphabet Inc., Class C, NVS(a)	532,758	649,432,002	2.8

SCHEDULE OF INVESTMENTS	15

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Interactive Media & Services (continued)
Facebook Inc., Class A(a)	4,241,263	$755,284,115	3.2%
Other securities		61,003,355	0.3

		2,110,568,093	9.1

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	732,541	1,271,625,247	5.4
Other securities		111,724,692	0.5

		1,383,349,939	5.9

IT Services
Automatic Data Processing Inc.	765,038	123,492,434	0.5
Fidelity National Information Services Inc.	1,081,495	143,579,276	0.6
Fiserv Inc.(a)	1,006,340	104,246,761	0.5
Mastercard Inc., Class A	1,573,941	427,435,157	1.8
PayPal Holdings Inc.(a)	2,074,465	214,893,829	0.9
Visa Inc., Class A(b)	3,044,631	523,706,978	2.3
Other securities		394,179,270	1.7

		1,931,533,705	8.3

Leisure Products
Other securities		13,912,842	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	706,034	205,646,523	0.9
Other securities		180,116,054	0.8

		385,762,577	1.7

Machinery
Other securities		148,520,383	0.6

Media
Comcast Corp., Class A	3,678,210	165,813,707	0.7
Other securities		63,481,566	0.3

		229,295,273	1.0

Metals & Mining
Other securities		11,003,825	0.1

Multi-Utilities
Other securities		133,270,144	0.6

Multiline Retail
Other securities		78,657,237	0.3

Oil, Gas & Consumable Fuels
ConocoPhillips	1,957,168	111,519,433	0.5
Exxon Mobil Corp.	4,177,261	294,956,399	1.3
Other securities		234,881,954	1.0

		641,357,786	2.8

Personal Products
Other securities		52,694,892	0.2

Pharmaceuticals
Eli Lilly & Co.	1,497,803	167,499,310	0.7
Johnson & Johnson	2,745,165	355,169,448	1.5
Merck & Co. Inc.	4,513,913	379,981,196	1.6
Pfizer Inc.	9,751,179	350,359,861	1.5
Other securities		132,352,876	0.6

		1,385,362,691	5.9

Professional Services
Other securities		102,305,485	0.4

Road & Rail
Union Pacific Corp.	1,242,079	201,191,956	0.9

Security	Shares	Value	% of Net Assets

Road & Rail (continued)
Other securities		$176,469,475	0.7%

		377,661,431	1.6

Semiconductors & Semiconductor Equipment
Broadcom Inc.	701,800	193,745,926	0.8
Intel Corp.	5,232,729	269,642,525	1.1
Texas Instruments Inc.	1,086,335	140,397,935	0.6
Other securities		397,208,082	1.8

		1,000,994,468	4.3

Software
Adobe Inc.(a)	855,824	236,421,380	1.0
Intuit Inc.	458,507	121,935,352	0.5
Microsoft Corp.	13,461,144	1,871,502,850	8.0
Oracle Corp.	1,940,734	106,798,592	0.5
salesforce.com Inc.(a)	1,546,142	229,509,318	1.0
Other securities		170,233,477	0.7

		2,736,400,969	11.7

Specialty Retail
Home Depot Inc. (The)	888,142	206,066,707	0.9
TJX Companies Inc. (The)	2,131,336	118,800,668	0.5
Other securities		287,872,549	1.2

		612,739,924	2.6

Technology Hardware, Storage & Peripherals
Other securities		36,511,124	0.2

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	1,125,581	105,714,568	0.5
Other securities		72,452,871	0.3

		178,167,439	0.8

Tobacco
Philip Morris International Inc.	1,398,715	106,204,430	0.5

Trading Companies & Distributors
Other securities		65,396,142	0.3

Water Utilities
Other securities		24,926,501	0.1

Wireless Telecommunication Services
Other securities		10,808,583	0.0

Total Common Stocks (Cost: $16,563,813,884)		23,281,486,981	99.9

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	311,158,337	311,313,917	1.3

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	16,414,000	$16,414,000	0.1%

		327,727,917	1.4

Total Short-Term Investments (Cost: $327,679,831)		327,727,917	1.4

Total Investments In Securities (Cost: $16,891,493,715)		23,609,214,898	101.3

Other Assets, Less Liabilities		(295,694,066)	(1.3)

Net Assets		$23,313,520,832	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	103,395,232	207,763,105	311,158,337	$311,313,917	$246,196	(b)	$5,588		$16,690
BlackRock Cash Funds: Treasury, SL Agency Shares	46,602,923	(30,188,923)	16,414,000	16,414,000	469,139		—		—

				$327,727,917	$715,335		$5,588		$16,690

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	200	12/20/19	$29,785	$(301,079)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$301,079

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULE OF INVESTMENTS	17

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Growth ETF

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$7,465,805

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,660,773)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$39,220,277

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,281,486,981	$—	$—	$23,281,486,981
Money Market Funds	327,727,917	—	—	327,727,917

	$23,609,214,898	$—	$—	$23,609,214,898

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(301,079)	$—	$—	$(301,079)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Northrop Grumman Corp.	214,943	$80,558,487	0.5%
United Technologies Corp.	576,161	78,657,500	0.5
Other securities		225,574,622	1.4

		384,790,609	2.4

Air Freight & Logistics
Other securities		99,159,521	0.6

Airlines
Other securities		133,413,867	0.8

Auto Components
Other securities		22,270,458	0.1

Automobiles
Other securities		120,967,463	0.8

Banks
Bank of America Corp.	11,443,410	333,804,270	2.1
Citigroup Inc.	3,085,813	213,167,962	1.3
JPMorgan Chase & Co.	4,367,683	514,032,612	3.3
PNC Financial Services Group Inc. (The)	608,210	85,246,714	0.5
Wells Fargo & Co.	5,476,953	276,257,509	1.8
Other securities		268,319,224	1.7

		1,690,828,291	10.7

Beverages
Coca-Cola Co. (The)	2,523,288	137,367,799	0.9
PepsiCo Inc.	744,846	102,118,387	0.6
Other securities		14,754,557	0.1

		254,240,743	1.6

Biotechnology
AbbVie Inc.	969,394	73,402,514	0.5
Gilead Sciences Inc.	1,729,946	109,643,977	0.7
Other securities		153,732,275	0.9

		336,778,766	2.1

Building Products
Other securities		82,234,517	0.5

Capital Markets
BlackRock Inc.(a)	160,469	71,511,405	0.4
CME Group Inc.	489,144	103,375,693	0.7
Goldman Sachs Group Inc. (The)	442,040	91,603,949	0.6
Morgan Stanley	1,715,806	73,213,442	0.5
Other securities		231,870,399	1.4

		571,574,888	3.6

Chemicals
DuPont de Nemours Inc.	1,018,309	72,615,615	0.5
Other securities		266,087,852	1.7

		338,703,467	2.2

Commercial Services & Supplies
Other securities		21,378,841	0.1

Communications Equipment
Other securities		11,759,096	0.1

Construction & Engineering
Other securities		24,306,687	0.2

Construction Materials
Other securities		24,155,176	0.2

Security	Shares	Value	% of Net Assets

Consumer Finance
Other securities		$154,108,077	1.0%

Containers & Packaging
Other securities		86,981,851	0.6

Distributors
Other securities		33,102,916	0.2

Diversified Consumer Services
Other securities		2,443,088	0.0

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	1,392,806	289,731,504	1.8

Diversified Telecommunication Services
AT&T Inc.	9,981,174	377,687,624	2.4
Other securities		16,675,564	0.1

		394,363,188	2.5

Electric Utilities
Duke Energy Corp.	995,252	95,404,857	0.6
Southern Co. (The)	1,427,760	88,192,735	0.6
Other securities		334,270,219	2.1

		517,867,811	3.3

Electrical Equipment
Other securities		94,109,543	0.6

Electronic Equipment, Instruments & Components
Other securities		127,995,426	0.8

Energy Equipment & Services
Other securities		138,530,242	0.9

Entertainment
Walt Disney Co. (The)	1,082,682	141,095,118	0.9
Other securities		87,609,356	0.6

		228,704,474	1.5

Equity Real Estate Investment Trusts (REITs)
Prologis Inc.	862,106	73,468,673	0.5
Other securities		371,384,601	2.3

		444,853,274	2.8

Food & Staples Retailing
Costco Wholesale Corp.	600,741	173,079,489	1.1
Walmart Inc.	1,942,609	230,548,836	1.5
Other securities		105,999,807	0.6

		509,628,132	3.2

Food Products
Mondelez International Inc., Class A	1,969,941	108,977,136	0.7
Other securities		195,697,581	1.2

		304,674,717	1.9

Gas Utilities
Other securities		7,623,797	0.1

Health Care Equipment & Supplies
Other securities		208,454,635	1.3

Health Care Providers & Services
Anthem Inc.	349,440	83,900,544	0.5
CVS Health Corp.	1,776,446	112,040,449	0.7
UnitedHealth Group Inc.	1,294,507	281,322,261	1.8
Other securities		185,079,517	1.2

		662,342,771	4.2

SCHEDULE OF INVESTMENTS	19

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Starbucks Corp.	801,185	$70,840,778	0.4%
Other securities		132,196,290	0.9

		203,037,068	1.3

Household Durables
Other securities		108,028,273	0.7

Household Products
Procter & Gamble Co. (The)	1,504,154	187,086,675	1.2
Other securities		67,765,307	0.4

		254,851,982	1.6

Independent Power and Renewable Electricity Producers
Other securities		14,817,177	0.1

Industrial Conglomerates
General Electric Co.	11,920,956	106,573,347	0.7
Honeywell International Inc.	491,415	83,147,418	0.5
Other securities		63,302,055	0.4

		253,022,820	1.6

Insurance
Chubb Ltd.	622,543	100,503,342	0.6
Other securities		579,523,446	3.7

		680,026,788	4.3

Interactive Media & Services
Other securities		1,883,523	0.0

Internet & Direct Marketing Retail
Other securities		95,105,388	0.6

IT Services
Accenture PLC, Class A	469,972	90,399,114	0.6
International Business Machines Corp.	1,210,082	175,970,124	1.1
Other securities		99,324,912	0.6

		365,694,150	2.3

Leisure Products
Other securities		8,230,321	0.1

Life Sciences Tools & Services
Other securities		48,191,741	0.3

Machinery
Caterpillar Inc.	768,481	97,066,835	0.6
Deere & Co.	430,108	72,550,617	0.5
Other securities		249,018,538	1.6

		418,635,990	2.7

Media
Comcast Corp., Class A	3,345,534	150,816,673	1.0
Other securities		154,839,083	0.9

		305,655,756	1.9

Metals & Mining
Other securities		73,941,398	0.5

Multi-Utilities
Other securities		290,763,324	1.8

Multiline Retail
Target Corp.	697,915	74,614,093	0.5
Other securities		53,898,050	0.3

		128,512,143	0.8

Oil, Gas & Consumable Fuels
Chevron Corp.	2,593,189	307,552,215	2.0
Exxon Mobil Corp.	2,543,015	179,562,289	1.1

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels (continued)
Other securities		$404,457,155	2.6%

		891,571,659	5.7

Personal Products
Other securities		23,319,954	0.2

Pharmaceuticals
Allergan PLC	448,085	75,408,225	0.5
Johnson & Johnson	1,478,063	191,231,791	1.2
Other securities		120,773,716	0.8

		387,413,732	2.5

Professional Services
Other securities		35,250,810	0.2

Real Estate Management & Development
Other securities		24,443,282	0.2

Road & Rail
Other securities		34,508,567	0.2

Semiconductors & Semiconductor Equipment
Intel Corp.	1,996,918	102,901,185	0.6
NVIDIA Corp.	390,983	68,058,411	0.4
Other securities		374,185,489	2.5

		545,145,085	3.5

Software
Oracle Corp.	1,503,692	82,748,171	0.5
Other securities		40,900,394	0.3

		123,648,565	0.8

Specialty Retail
Home Depot Inc. (The)	807,812	187,428,540	1.2
Other securities		143,459,255	0.9

		330,887,795	2.1

Technology Hardware, Storage & Peripherals
Apple Inc.	5,802,698	1,299,630,271	8.3
Other securities		103,630,439	0.6

		1,403,260,710	8.9

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	837,907	78,696,225	0.5
Other securities		33,466,986	0.2

		112,163,211	0.7

Tobacco
Altria Group Inc.	2,551,771	104,367,434	0.7
Philip Morris International Inc.	1,041,366	79,070,920	0.5

		183,438,354	1.2

Trading Companies & Distributors
Other securities		6,112,221	0.0

Water Utilities
Other securities		11,342,572	0.1

Wireless Telecommunication Services
Other securities		25,506,986	0.2

Total Common Stocks (Cost: $13,920,061,289)		15,710,489,181	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(a)(c)(d)	93,765,485	93,812,367	0.6

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(a)(c)	24,875,000	$24,875,000	0.1%

		118,687,367	0.7

Total Short-Term Investments (Cost: $118,674,121)		118,687,367	0.7

Total Investments In Securities (Cost: $14,038,735,410)		15,829,176,548	100.5

Other Assets, Less Liabilities		(82,376,700)	(0.5)

Net Assets		$15,746,799,848	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	42,607,767	51,157,718	(b)	—	93,765,485	$93,812,367	$187,026	(c)	$8,728	$2,357
BlackRock Cash Funds: Treasury, SL Agency Shares	23,902,524	972,476	(b)	—	24,875,000	24,875,000	368,871		—	—
BlackRock Inc.	167,741	4,613		(11,885)	160,469	71,511,405	1,080,272		278,531	2,945,850

						$190,198,772	$1,636,169		$287,259	$2,948,207

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	233	12/20/19	$34,700	$(412,350)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$412,350

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULE OF INVESTMENTS	21

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Value ETF

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$3,149,027

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,464,138)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$32,911,445

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,710,489,181	$—	$—	$15,710,489,181
Money Market Funds	118,687,367	—	—	118,687,367

	$15,829,176,548	$—	$—	$15,829,176,548

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(412,350)	$—	$—	$(412,350)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Curtiss-Wright Corp.	352,913	$45,656,355	0.6%
Teledyne Technologies Inc.(a)	147,225	47,404,977	0.7
Other securities		27,787,905	0.4

		120,849,237	1.7

Air Freight & Logistics
Other securities		22,885,295	0.3

Auto Components
Gentex Corp.	1,536,089	42,296,211	0.6

Banks
Other securities		217,689,307	3.0

Beverages
Other securities		27,619,109	0.4

Biotechnology
Other securities		67,568,879	0.9

Building Products
Lennox International Inc.	291,058	70,718,362	1.0
Other securities		28,520,286	0.4

		99,238,648	1.4

Capital Markets
FactSet Research Systems Inc.(b)	315,962	76,769,287	1.0
Other securities		107,136,959	1.5

		183,906,246	2.5

Chemicals
RPM International Inc.	1,070,971	73,693,514	1.0
Other securities		114,869,931	1.6

		188,563,445	2.6

Commercial Services & Supplies
Other securities		115,590,563	1.6

Communications Equipment
Ciena Corp.(a)(b)	1,281,101	50,257,592	0.7
Other securities		49,350,502	0.7

		99,608,094	1.4

Construction Materials
Other securities		15,932,490	0.2

Consumer Finance
Other securities		73,566,772	1.0

Containers & Packaging
Other securities		38,130,958	0.5

Distributors
Pool Corp.	329,722	66,504,927	0.9

Diversified Consumer Services
Service Corp. International/U.S.	1,506,146	72,008,840	1.0
Other securities		39,024,625	0.5

		111,033,465	1.5

Electric Utilities
Other securities		88,860,607	1.2

Electrical Equipment
Other securities		64,640,507	0.9

Security	Shares	Value	% of Net Assets

Electronic Equipment, Instruments & Components
Trimble Inc.(a)(b)	2,079,570	$80,708,112	1.1%
Zebra Technologies Corp., Class A(a)(b)	446,952	92,237,484	1.2
Other securities		111,103,728	1.6

		284,049,324	3.9

Energy Equipment & Services
Other securities		28,177,968	0.4

Entertainment
Live Nation Entertainment Inc.(a)	1,148,571	76,196,200	1.0
Other securities		43,258,663	0.6

		119,454,863	1.6

Equity Real Estate Investment Trusts (REITs)
American Campus Communities Inc.	1,134,823	54,562,290	0.8
Camden Property Trust	471,827	52,377,515	0.7
CyrusOne Inc.	934,869	73,948,138	1.0
Medical Properties Trust Inc.	3,685,998	72,098,121	1.0
National Retail Properties Inc.	1,417,575	79,951,230	1.1
Omega Healthcare Investors Inc.	1,788,551	74,743,546	1.0
Other securities		554,784,967	7.6

		962,465,807	13.2

Food Products
Post Holdings Inc.(a)(b)	567,263	60,039,116	0.8
Other securities		46,191,960	0.6

		106,231,076	1.4

Gas Utilities
UGI Corp.	1,725,831	86,757,524	1.2
Other securities		71,324,163	1.0

		158,081,687	2.2

Health Care Equipment & Supplies
Haemonetics Corp.(a)	419,317	52,892,646	0.7
Hill-Rom Holdings Inc.	551,835	58,069,597	0.8
Masimo Corp.(a)	405,193	60,288,667	0.8
STERIS PLC	699,442	101,062,375	1.4
West Pharmaceutical Services Inc.(b)	609,104	86,383,129	1.2
Other securities		210,640,990	2.9

		569,337,404	7.8

Health Care Providers & Services
Chemed Corp.(b)	131,502	54,911,290	0.7
Encompass Health Corp.	814,723	51,555,672	0.7
Molina Healthcare Inc.(a)	517,939	56,828,267	0.8
Other securities		80,939,596	1.1

		244,234,825	3.3

Health Care Technology
Other securities		28,230,861	0.4

Hotels, Restaurants & Leisure
Domino’s Pizza Inc.	340,549	83,294,880	1.1
Other securities		296,330,926	4.1

		379,625,806	5.2

Household Durables
Other securities		49,132,433	0.7

Household Products
Other securities		11,762,721	0.2

Industrial Conglomerates
Carlisle Companies Inc.	299,211	43,547,169	0.6

Insurance
Brown & Brown Inc.	1,928,165	69,529,630	1.0

SCHEDULE OF INVESTMENTS	23

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Insurance (continued)
Primerica Inc.	345,901	$44,008,984	0.6%
Other securities		73,866,362	1.0

		187,404,976	2.6

Interactive Media & Services
Other securities		18,550,732	0.2

Internet & Direct Marketing Retail
Etsy Inc.(a)(b)	785,968	44,407,192	0.6
Other securities		33,504,139	0.5

		77,911,331	1.1

IT Services
Sabre Corp.	2,260,329	50,620,068	0.7
WEX Inc.(a)(b)	357,414	72,222,647	1.0
Other securities		108,825,072	1.5

		231,667,787	3.2

Leisure Products
Other securities		15,927,469	0.2

Life Sciences Tools & Services
Bio-Rad Laboratories Inc., Class A(a)	177,517	59,067,007	0.8
Bio-Techne Corp.(b)	314,376	61,513,952	0.9
PRA Health Sciences Inc.(a)	518,633	51,463,953	0.7
Other securities		45,707,455	0.6

		217,752,367	3.0

Machinery
ITT Inc.	726,805	44,473,198	0.6
Woodward Inc.(b)	464,823	50,121,864	0.7
Other securities		203,440,826	2.8

		298,035,888	4.1

Marine
Other securities		18,291,527	0.2

Media
Other securities		85,100,717	1.2

Metals & Mining
Royal Gold Inc.	346,540	42,697,194	0.6
Other securities		21,086,426	0.3

		63,783,620	0.9

Multi-Utilities
Other securities		56,831,944	0.8

Multiline Retail
Other securities		26,485,577	0.4

Oil, Gas & Consumable Fuels
Other securities		98,361,294	1.3

Paper & Forest Products
Other securities		10,790,694	0.1

Personal Products
Other securities		7,148,190	0.1

Pharmaceuticals
Other securities		32,763,343	0.4

Professional Services
Other securities		58,997,943	0.8

Road & Rail
Old Dominion Freight Line Inc.(b)	354,179	60,199,805	0.8

Security	Shares	Value	% of Net Assets

Road & Rail (continued)
Other securities		$49,417,508	0.7%

		109,617,313	1.5

Semiconductors & Semiconductor Equipment
Cree Inc.(a)(b)	883,530	43,292,970	0.6
Cypress Semiconductor Corp.	3,050,226	71,192,275	1.0
Monolithic Power Systems Inc.	332,157	51,693,594	0.7
Teradyne Inc.(b)	870,237	50,395,425	0.7
Other securities		144,365,685	1.9

		360,939,949	4.9

Software
Fair Isaac Corp.(a)(b)	238,664	72,439,297	1.0
PTC Inc.(a)(b)	856,152	58,372,443	0.8
Tyler Technologies Inc.(a)(b)	318,663	83,649,038	1.1
Other securities		181,671,787	2.5

		396,132,565	5.4

Specialty Retail
Five Below Inc.(a)(b)	459,762	57,975,988	0.8
Other securities		86,707,957	1.2

		144,683,945	2.0

Textiles, Apparel & Luxury Goods
Other securities		52,338,418	0.7

Thrifts & Mortgage Finance
Other securities		19,648,356	0.3

Trading Companies & Distributors
Other securities		28,959,976	0.4

Water Utilities
Other securities		36,750,782	0.5

Total Common Stocks (Cost: $6,091,013,279)		7,283,693,407	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	512,280,557	512,536,697	7.0
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	10,324,000	10,324,000	0.1

		522,860,697	7.1

Total Short-Term Investments (Cost: $522,717,907)		522,860,697	7.1

Total Investments In Securities (Cost: $6,613,731,186)		7,806,554,104	106.9

Other Assets, Less Liabilities		(505,796,585)	(6.9)

Net Assets		$7,300,757,519	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	301,369,715	210,910,842	512,280,557	$512,536,697	$603,767	(b)	$1,829	$41,773
BlackRock Cash Funds: Treasury, SL Agency Shares	11,795,983	(1,471,983)	10,324,000	10,324,000	125,016		—	—

				$522,860,697	$728,783		$1,829	$41,773

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	79	12/20/19	$15,310	$(163,353)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$163,353

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$683,910

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(352,818)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,103,467

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	25

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,283,693,407	$—	$—	$7,283,693,407
Money Market Funds	522,860,697	—	—	522,860,697

	$7,806,554,104	$—	$—	$7,806,554,104

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(163,353)	$—	$—	$(163,353)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Teledyne Technologies Inc.(a)(b)	137,936	$44,414,013	0.7%

Air Freight & Logistics
Other securities		28,448,288	0.5

Airlines
JetBlue Airways Corp.(a)(b)	2,202,619	36,893,868	0.6

Auto Components
Other securities		95,108,863	1.5

Automobiles
Other securities		23,186,717	0.4

Banks
Cullen/Frost Bankers Inc.	423,897	37,536,079	0.6
First Horizon National Corp.	2,323,141	37,634,884	0.6
Prosperity Bancshares Inc.	513,380	36,260,029	0.6
Synovus Financial Corp.	1,147,303	41,027,555	0.6
TCF Financial Corp.	1,141,081	43,440,954	0.7
Other securities		498,213,604	7.9

		694,113,105	11.0

Biotechnology
Other securities		45,513,828	0.7

Building Products
Owens Corning	808,822	51,117,550	0.8
Other securities		27,027,072	0.4

		78,144,622	1.2

Capital Markets
Other securities		154,241,096	2.4

Chemicals
Ashland Global Holdings Inc.	449,955	34,669,033	0.5
Other securities		124,297,986	2.0

		158,967,019	2.5

Commercial Services & Supplies
Stericycle Inc.(a)(b)	677,446	34,502,325	0.5
Other securities		105,534,798	1.7

		140,037,123	2.2

Communications Equipment
Other securities		51,109,142	0.8

Construction & Engineering
AECOM(a)(b)	1,172,633	44,044,095	0.7
EMCOR Group Inc.(b)	417,340	35,941,321	0.6
Other securities		94,409,464	1.5

		174,394,880	2.8

Construction Materials
Other securities		13,832,827	0.2

Consumer Finance
Other securities		19,302,272	0.3

Containers & Packaging
Sonoco Products Co.	744,030	43,309,986	0.7
Other securities		58,755,624	0.9

		102,065,610	1.6

Diversified Consumer Services
Other securities		28,787,313	0.5

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Jefferies Financial Group Inc.	1,873,531	$34,472,970	0.5%

Electric Utilities
ALLETE Inc.	384,040	33,568,936	0.5
Other securities		97,555,007	1.6

		131,123,943	2.1

Electrical Equipment
Acuity Brands Inc.(b)	296,632	39,983,027	0.6
Other securities		64,037,761	1.0

		104,020,788	1.6

Electronic Equipment, Instruments & Components
Arrow Electronics Inc.(a)	618,110	46,098,644	0.7
Avnet Inc.	770,371	34,269,954	0.5
Jabil Inc.	1,034,622	37,008,429	0.6
SYNNEX Corp.	303,777	34,296,423	0.6
Other securities		141,443,350	2.2

		293,116,800	4.6

Energy Equipment & Services
Other securities		47,683,399	0.8

Entertainment
Other securities		16,844,065	0.3

Equity Real Estate Investment Trusts (REITs)
Kilroy Realty Corp.	690,629	53,793,093	0.9
Other securities		497,550,975	7.8

		551,344,068	8.7

Food & Staples Retailing
Casey’s General Stores Inc.(b)	273,354	44,053,730	0.7
Other securities		16,982,841	0.3

		61,036,571	1.0

Food Products
Ingredion Inc.	496,102	40,551,377	0.6
Other securities		87,185,497	1.4

		127,736,874	2.0

Gas Utilities
Southwest Gas Holdings Inc.	403,876	36,768,871	0.6
Other securities		66,791,848	1.0

		103,560,719	1.6

Health Care Equipment & Supplies
Other securities		10,874,499	0.2

Health Care Providers & Services
Other securities		60,096,156	1.0

Health Care Technology
Other securities		30,598,493	0.5

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.(a)(b)	4,131,905	48,178,012	0.8
Other securities		140,492,211	2.2

		188,670,223	3.0

Household Durables
Toll Brothers Inc.	960,507	39,428,812	0.6
Other securities		49,193,800	0.8

		88,622,612	1.4

Household Products
Other securities		12,681,895	0.2

SCHEDULE OF INVESTMENTS	27

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Industrial Conglomerates
Other securities		$22,049,747	0.4%

Insurance
Alleghany Corp.(a)	107,281	85,584,491	1.4
American Financial Group Inc./OH	533,851	57,575,830	0.9
Brighthouse Financial Inc.(a)(b)	828,286	33,520,734	0.5
First American Financial Corp.	833,408	49,179,406	0.8
Old Republic International Corp.	2,118,920	49,942,944	0.8
Reinsurance Group of America Inc.	466,601	74,600,168	1.2
RenaissanceRe Holdings Ltd.	328,326	63,514,665	1.0
WR Berkley Corp.	1,075,850	77,708,645	1.2
Other securities		88,918,443	1.4

		580,545,326	9.2

Internet & Direct Marketing Retail
Other securities		18,642,906	0.3

IT Services
CACI International Inc., Class A(a)(b)	184,987	42,780,094	0.7
Other securities		72,319,660	1.1

		115,099,754	1.8

Leisure Products
Brunswick Corp./DE	637,321	33,217,170	0.5
Polaris Inc.	427,158	37,594,176	0.6
Other securities		14,915,718	0.3

		85,727,064	1.4

Life Sciences Tools & Services
Other securities		31,490,298	0.5

Machinery
AGCO Corp.(b)	470,454	35,613,368	0.6
Oshkosh Corp.	508,488	38,543,390	0.6
Other securities		194,158,482	3.0

		268,315,240	4.2

Marine
Other securities		20,124,270	0.3

Media
Other securities		67,144,632	1.1

Metals & Mining
Reliance Steel & Aluminum Co.	495,552	49,386,712	0.8
Steel Dynamics Inc.	1,632,729	48,655,324	0.8
Other securities		94,096,406	1.4

		192,138,442	3.0

Multi-Utilities
MDU Resources Group Inc.	1,479,919	41,718,917	0.6
Other securities		11,821,050	0.2

		53,539,967	0.8

Multiline Retail
Other securities		5,015,898	0.1

Oil, Gas & Consumable Fuels
WPX Energy Inc.(a)(b)	3,140,327	33,256,063	0.5
Other securities		84,074,109	1.4

		117,330,172	1.9

Paper & Forest Products
Other securities		29,586,019	0.5

Personal Products
Other securities		24,235,643	0.4

Security	Shares	Value	% of Net Assets

Pharmaceuticals
Other securities		$35,254,083	0.6%

Professional Services
ManpowerGroup Inc.	444,885	37,477,112	0.6

Real Estate Management & Development
Jones Lang LaSalle Inc.	383,044	53,266,099	0.8

Road & Rail
Other securities		139,508,848	2.2

Semiconductors & Semiconductor Equipment
MKS Instruments Inc.(b)	405,073	37,380,137	0.6
Other securities		119,400,997	1.9

		156,781,134	2.5

Software
Other securities		76,204,431	1.2

Specialty Retail
Other securities		147,532,526	2.3

Technology Hardware, Storage & Peripherals
Other securities		29,882,018	0.5

Textiles, Apparel & Luxury Goods
Skechers U.S.A. Inc., Class A(a)(b)	994,382	37,140,167	0.6
Other securities		14,858,018	0.2

		51,998,185	0.8

Thrifts & Mortgage Finance
New York Community Bancorp. Inc.	3,474,637	43,606,694	0.7
Other securities		21,835,678	0.3

		65,442,372	1.0

Trading Companies & Distributors
Watsco Inc.	242,471	41,021,244	0.6
Other securities		28,141,527	0.5

		69,162,771	1.1

Water Utilities
Aqua America Inc.	866,273	38,835,019	0.6

Wireless Telecommunication Services
Other securities		18,714,959	0.3

Total Common Stocks (Cost: $5,724,195,001)		6,302,089,596	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	445,540,547	445,763,317	7.1

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	8,569,000	$8,569,000	0.1%

		454,332,317	7.2

Total Short-Term Investments (Cost: $454,209,639)		454,332,317	7.2

Total Investments In Securities (Cost: $6,178,404,640)		6,756,421,913	107.0

Other Assets, Less Liabilities		(440,006,299)	(7.0)

Net Assets		$6,316,415,614	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	286,662,983	158,877,564	445,540,547	$445,763,317	$903,425	(b)	$4,962		$38,224
BlackRock Cash Funds: Treasury, SL Agency Shares	8,018,310	550,690	8,569,000	8,569,000	120,080		—		—

				$454,332,317	$1,023,505		$4,962		$38,224

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	65	12/20/19	$12,597	$(129,258)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$129,258

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULE OF INVESTMENTS	29

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Mid-Cap 400 Value ETF

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,034,266

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(318,723)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,109,067

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,302,089,596	$—	$—	$6,302,089,596
Money Market Funds	454,332,317	—	—	454,332,317

	$6,756,421,913	$—	$—	$6,756,421,913

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(129,258)	$—	$—	$(129,258)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,028,972	$51,973,376	1.0%
Mercury Systems Inc.(a)(b)	473,107	38,402,095	0.8
Other securities		58,081,101	1.1

		148,456,572	2.9

Air Freight & Logistics
Other securities		26,176,994	0.5

Airlines
Allegiant Travel Co.	188,029	28,140,420	0.5
Other securities		7,952,053	0.2

		36,092,473	0.7

Auto Components
Dorman Products Inc.(a)(b)	414,812	32,994,146	0.6
Fox Factory Holding Corp.(a)(b)	546,245	33,998,289	0.7
Other securities		20,279,858	0.4

		87,272,293	1.7

Banks
Community Bank System Inc.	732,707	45,200,695	0.9
Glacier Bancorp. Inc.	1,216,629	49,224,809	1.0
Independent Bank Corp.	488,326	36,453,536	0.7
LegacyTexas Financial Group Inc.	687,621	29,932,142	0.6
Old National Bancorp./IN	2,373,478	40,835,689	0.8
Other securities		225,890,622	4.3

		427,537,493	8.3

Beverages
Other securities		10,147,192	0.2

Biotechnology
Arrowhead Pharmaceuticals Inc.(a)(b)	1,354,786	38,177,870	0.7
Medicines Co. (The)(a)(b)	786,800	39,340,000	0.8
Other securities		160,904,893	3.2

		238,422,763	4.7

Building Products
Other securities		60,702,075	1.2

Capital Markets
Other securities		36,814,925	0.7

Chemicals
Innospec Inc.	348,431	31,059,139	0.6
Quaker Chemical Corp.(b)	183,404	29,003,509	0.6
Other securities		49,861,786	0.9

		109,924,434	2.1

Commercial Services & Supplies
UniFirst Corp./MA(b)	218,319	42,598,403	0.8
Other securities		68,980,664	1.4

		111,579,067	2.2

Communications Equipment
Viavi Solutions Inc.(a)	3,253,371	45,563,461	0.9
Other securities		18,037,184	0.3

		63,600,645	1.2

Construction & Engineering
Other securities		12,723,644	0.3

Consumer Finance
Other securities		6,357,521	0.1

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Strategic Education Inc.	312,067	$42,403,664	0.8%
Other securities		28,067,687	0.6

		70,471,351	1.4

Diversified Telecommunication Services
Iridium Communications Inc.(a)	1,376,203	29,285,600	0.6
Other securities		50,760,231	1.0

		80,045,831	1.6

Electric Utilities
Other securities		20,618,581	0.4

Electrical Equipment
Other securities		19,161,991	0.4

Electronic Equipment, Instruments & Components
Other securities		127,745,812	2.5

Energy Equipment & Services
Other securities		63,166,227	1.2

Entertainment
Other securities		12,069,368	0.2

Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	596,597	43,641,071	0.9
CareTrust REIT Inc.	1,358,425	31,929,780	0.6
Four Corners Property Trust Inc.	972,620	27,505,694	0.5
National Storage Affiliates Trust	839,398	28,010,711	0.5
Other securities		229,322,413	4.5

		360,409,669	7.0

Food & Staples Retailing
Other securities		8,428,775	0.2

Food Products
Other securities		63,828,235	1.2

Gas Utilities
Other securities		20,388,401	0.4

Health Care Equipment & Supplies
CONMED Corp.	402,209	38,672,395	0.7
Integer Holdings Corp.(a)	464,091	35,066,716	0.7
Neogen Corp.(a)(b)	744,613	50,715,591	1.0
Other securities		173,086,940	3.4

		297,541,642	5.8

Health Care Providers & Services
AMN Healthcare Services Inc.(a)(b)	663,341	38,181,908	0.7
Ensign Group Inc. (The)	713,392	33,836,182	0.7
LHC Group Inc.(a)(b)	269,685	30,625,429	0.6
Other securities		80,930,728	1.6

		183,574,247	3.6

Health Care Technology
HMS Holdings Corp.(a)(b)	1,241,798	42,798,568	0.8
Omnicell Inc.(a)(b)	592,176	42,796,559	0.8
Other securities		33,506,737	0.7

		119,101,864	2.3

Hotels, Restaurants & Leisure
Shake Shack Inc., Class A(a)(b)	434,837	42,631,420	0.8
Wingstop Inc.(b)	418,558	36,531,742	0.7
Other securities		67,380,977	1.4

		146,544,139	2.9

SCHEDULE OF INVESTMENTS	31

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Durables
Other securities		$51,855,881	1.0%

Household Products
WD-40 Co.	195,170	35,821,502	0.7

Industrial Conglomerates
Other securities		17,139,852	0.3

Insurance
RLI Corp.	567,108	52,690,004	1.0
Other securities		77,689,550	1.5

		130,379,554	2.5

Interactive Media & Services
Other securities		12,377,406	0.2

Internet & Direct Marketing Retail
Other securities		25,175,033	0.5

IT Services
Other securities		104,927,725	2.0

Leisure Products
Other securities		24,281,863	0.5

Life Sciences Tools & Services
Medpace Holdings Inc.(a)(b)	385,672	32,411,875	0.6
NeoGenomics Inc.(a)(b)	1,476,445	28,229,628	0.6
Other securities		32,620,030	0.6

		93,261,533	1.8

Machinery
Albany International Corp., Class A(b)	436,427	39,348,258	0.8
ESCO Technologies Inc.	369,342	29,384,849	0.6
Franklin Electric Co. Inc.	547,807	26,190,653	0.5
Proto Labs Inc.(a)(b)	382,151	39,017,617	0.8
Other securities		168,655,329	3.2

		302,596,706	5.9

Marine
Other securities		22,839,876	0.5

Media
Other securities		15,088,373	0.3

Metals & Mining
Other securities		55,948,902	1.1

Mortgage Real Estate Investment
Redwood Trust Inc.	1,595,878	26,188,358	0.5
Other securities		25,549,975	0.5

		51,738,333	1.0

Multi-Utilities
Other securities		21,332,056	0.4

Oil, Gas & Consumable Fuels
Other securities		81,628,793	1.6

Personal Products
Avon Products Inc.(a)	6,302,361	27,730,388	0.5
Other securities		44,599,373	0.9

		72,329,761	1.4

Pharmaceuticals
Other securities		99,823,184	2.0

Security	Shares	Value	% of Net Assets

Professional Services
Exponent Inc.	738,073	$51,591,303	1.0%
FTI Consulting Inc.(a)(b)	256,483	27,184,633	0.5
Other securities		34,982,370	0.7

		113,758,306	2.2

Real Estate Management & Development
Other securities		11,812,811	0.2

Road & Rail
Other securities		8,587,244	0.2

Semiconductors & Semiconductor Equipment
Brooks Automation Inc.(b)	1,026,727	38,019,701	0.7
Cabot Microelectronics Corp.	412,772	58,287,534	1.1
SolarEdge Technologies Inc.(a)(b)	450,086	37,681,200	0.7
Other securities		93,714,685	1.9

		227,703,120	4.4

Software
8x8 Inc.(a)(b)	1,411,600	29,248,352	0.6
Other securities		154,042,676	3.0

		183,291,028	3.6

Specialty Retail
Monro Inc.(b)	472,308	37,317,055	0.7
Other securities		102,758,832	2.0

		140,075,887	2.7

Technology Hardware, Storage & Peripherals
Other securities		19,322,850	0.4

Textiles, Apparel & Luxury Goods
Other securities		103,594,825	2.0

Thrifts & Mortgage Finance
Other securities		32,612,329	0.6

Tobacco
Other securities		7,482,446	0.2

Trading Companies & Distributors
Other securities		35,687,123	0.7

Water Utilities
American States Water Co.	356,047	31,994,384	0.6
Other securities		20,646,934	0.4

		52,641,318	1.0

Total Common Stocks (Cost: $4,508,343,741)		5,124,019,844	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	609,113,871	609,418,428	11.9

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	33,582,000	$33,582,000	0.6%

		643,000,428	12.5

Total Short-Term Investments (Cost: $642,791,339)		643,000,428	12.5

Total Investments In Securities (Cost: $5,151,135,080)		5,767,020,272	112.3

Other Assets, Less Liabilities		(633,862,646)	(12.3)

Net Assets		$5,133,157,626	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	415,768,975	193,344,896	609,113,871	$609,418,428	$1,102,074	(b)	$(3,265)	$49,872
BlackRock Cash Funds: Treasury, SL Agency Shares	8,492,159	25,089,841	33,582,000	33,582,000	76,060		—	—

				$643,000,428	$1,178,134		$(3,265)	$49,872

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	108	12/20/19	$8,235	$(251,777)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$251,777

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULE OF INVESTMENTS	33

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Growth ETF

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$480,530

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(334,600)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,782,418

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,124,019,844	$—	$—	$5,124,019,844
Money Market Funds	643,000,428	—	—	643,000,428

	$5,767,020,272	$—	$—	$5,767,020,272

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(251,777)	$—	$—	$(251,777)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Mercury Systems Inc.(a)(b)	376,042	$30,523,329	0.5%
Moog Inc., Class A	549,368	44,564,732	0.7
Other securities		43,584,489	0.7

		118,672,550	1.9

Air Freight & Logistics
Other securities		47,025,957	0.7

Airlines
SkyWest Inc.	860,842	49,412,331	0.8
Other securities		11,507,526	0.2

		60,919,857	1.0

Auto Components
LCI Industries	424,164	38,959,463	0.6
Other securities		82,788,192	1.3

		121,747,655	1.9

Automobiles
Other securities		20,551,420	0.3

Banks
Ameris Bancorp.	1,104,352	44,439,125	0.7
Banner Corp.	504,844	28,357,087	0.4
Columbia Banking System Inc.	1,195,914	44,129,227	0.7
First Financial Bancorp.	1,615,065	39,528,716	0.6
Hope Bancorp Inc.	2,032,457	29,145,433	0.5
Pacific Premier Bancorp. Inc.	934,358	29,142,626	0.5
Simmons First National Corp., Class A	1,582,060	39,393,294	0.6
United Community Banks Inc./GA	1,228,383	34,824,658	0.6
Other securities		349,170,767	5.4

		638,130,933	10.0

Beverages
Other securities		31,910,930	0.5

Biotechnology
Other securities		86,589,178	1.4

Building Products
Universal Forest Products Inc.	1,036,938	41,353,087	0.6
Other securities		138,150,820	2.2

		179,503,907	2.8

Capital Markets
Other securities		57,414,598	0.9

Chemicals
HB Fuller Co.	863,006	40,181,559	0.6
Stepan Co.	340,262	33,025,830	0.5
Other securities		158,236,442	2.5

		231,443,831	3.6

Commercial Services & Supplies
ABM Industries Inc.	1,125,679	40,884,661	0.6
Other securities		96,915,403	1.6

		137,800,064	2.2

Communications Equipment
Other securities		59,575,146	0.9

Construction & Engineering
Arcosa Inc.(b)	820,107	28,055,861	0.4
Other securities		32,275,904	0.5

		60,331,765	0.9

Security	Shares	Value	% of Net Assets

Construction Materials
Other securities		$14,756,277	0.2%

Consumer Finance
Other securities		65,346,224	1.0

Containers & Packaging
Other securities		10,558,530	0.2

Distributors
Other securities		24,973,170	0.4

Diversified Telecommunication Services
Other securities		44,149,845	0.7

Electric Utilities
Other securities		21,797,042	0.3

Electrical Equipment
Other securities		31,311,379	0.5

Electronic Equipment, Instruments & Components
Anixter International Inc.(a)(b)	508,711	35,162,104	0.6
Insight Enterprises Inc.(a)(b)	606,568	33,779,772	0.5
Itron Inc.(a)(b)	593,494	43,894,816	0.7
Plexus Corp.(a)(b)	496,281	31,022,525	0.5
Sanmina Corp.(a)	1,179,611	37,877,309	0.6
Other securities		177,264,836	2.7

		359,001,362	5.6

Energy Equipment & Services
Dril-Quip Inc.(a)(b)	613,670	30,793,961	0.5
Other securities		131,210,821	2.0

		162,004,782	2.5

Equity Real Estate Investment Trusts (REITs)
Lexington Realty Trust	4,186,891	42,915,633	0.7
Retail Opportunity Investments Corp.	1,937,466	35,320,005	0.6
Xenia Hotels & Resorts Inc.	1,909,160	40,321,459	0.6
Other securities		273,626,275	4.3

		392,183,372	6.2

Food & Staples Retailing
PriceSmart Inc.(b)	377,851	26,865,206	0.4
Other securities		37,265,515	0.6

		64,130,721	1.0

Food Products
Darling Ingredients Inc.(a)	2,785,734	53,291,091	0.8
Other securities		77,269,691	1.2

		130,560,782	2.0

Gas Utilities
South Jersey Industries Inc.	1,562,016	51,405,946	0.8
Other securities		12,446,262	0.2

		63,852,208	1.0

Health Care Equipment & Supplies
Other securities		49,273,245	0.8

Health Care Providers & Services
Select Medical Holdings Corp.(a)(b)	1,838,904	30,470,639	0.5
Other securities		75,652,918	1.2

		106,123,557	1.7

Health Care Technology
Other securities		7,293,220	0.1

SCHEDULE OF INVESTMENTS	35

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Bloomin’ Brands Inc.	1,471,709	$27,859,451	0.4%
Other securities		15,412,028	0.3

		43,271,479	0.7

Household Durables
LGI Homes Inc.(a)(b)	338,263	28,184,073	0.4
MDC Holdings Inc.	840,057	36,206,457	0.6
Meritage Homes Corp.(a)	608,083	42,778,639	0.7
TopBuild Corp.(a)(b)	579,713	55,901,724	0.9
Other securities		118,227,194	1.8

		281,298,087	4.4

Household Products
Other securities		24,503,691	0.4

Insurance
Horace Mann Educators Corp.	674,022	31,227,439	0.5
ProAssurance Corp.	880,167	35,444,325	0.6
Other securities		147,843,861	2.3

		214,515,625	3.4

Internet & Direct Marketing Retail
Other securities		11,889,762	0.2

IT Services
ManTech International Corp./VA, Class A	454,299	32,441,492	0.5
Other securities		94,650,308	1.5

		127,091,800	2.0

Leisure Products
Other securities		19,775,814	0.3

Life Sciences Tools & Services
Other securities		9,796,913	0.2

Machinery
Mueller Industries Inc.	960,428	27,545,075	0.4
SPX FLOW Inc.(a)(b)	721,397	28,466,326	0.4
Other securities		283,564,853	4.5

		339,576,254	5.3

Media
Other securities		52,650,080	0.8

Metals & Mining
Other securities		38,902,483	0.6

Mortgage Real Estate Investment
Apollo Commercial Real Estate Finance Inc.	2,413,402	46,264,916	0.7
Invesco Mortgage Capital Inc.	2,420,340	37,055,405	0.6
PennyMac Mortgage Investment Trust(c)	1,488,234	33,083,442	0.5
Other securities		42,871,310	0.7

		159,275,073	2.5

Multi-Utilities
Avista Corp.	593,870	28,767,063	0.4

Multiline Retail
Other securities		20,716,212	0.3

Oil, Gas & Consumable Fuels
PDC Energy Inc.(a)(b)	998,123	27,697,913	0.4
Other securities		107,782,877	1.7

		135,480,790	2.1

Paper & Forest Products
Other securities		85,599,946	1.3

Security	Shares	Value	% of Net Assets

Personal Products
Other securities		$3,572,010	0.1%

Pharmaceuticals
Other securities		24,047,992	0.4

Professional Services
FTI Consulting Inc.(a)(b)	330,856	35,067,427	0.6
Other securities		63,924,283	0.9

		98,991,710	1.5

Real Estate Management & Development
Other securities		22,545,187	0.4

Road & Rail
Saia Inc.(a)(b)	437,742	41,016,425	0.7
Other securities		33,467,481	0.5

		74,483,906	1.2

Semiconductors & Semiconductor Equipment
Other securities		252,041,510	4.0

Software
Other securities		90,849,791	1.4

Specialty Retail
Group 1 Automotive Inc.	295,873	27,312,037	0.4
Lithia Motors Inc., Class A	378,934	50,163,283	0.8
Other securities		260,388,322	4.1

		337,863,642	5.3

Technology Hardware, Storage & Peripherals
Other securities		7,823,334	0.1

Textiles, Apparel & Luxury Goods
Other securities		87,596,638	1.4

Thrifts & Mortgage Finance
Northwest Bancshares Inc.	1,650,950	27,059,071	0.4
Walker & Dunlop Inc.	484,460	27,095,848	0.4
Other securities		137,064,676	2.2

		191,219,595	3.0

Tobacco
Other securities		37,610,618	0.6

Trading Companies & Distributors
Other securities		56,394,309	0.9

Water Utilities
Other securities		36,521,162	0.6

Wireless Telecommunication Services
Other securities		3,656,709	0.1

Total Common Stocks (Cost: $6,118,851,218)		6,317,262,692	99.1

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	434,451,370	434,668,596	6.8

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	32,089,000	$32,089,000	0.5%

		466,757,596	7.3

Total Short-Term Investments (Cost: $466,609,494)		466,757,596	7.3

Total Investments In Securities (Cost: $6,585,460,712)		6,784,020,288	106.4

Other Assets, Less Liabilities		(410,356,436)	(6.4)

Net Assets		$6,373,663,852	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	359,374,876	75,076,494	(b)	—	434,451,370	$434,668,596	$1,221,858	(c)	$(5,865)		$37,630
BlackRock Cash Funds: Treasury, SL Agency Shares	22,571,102	9,517,898	(b)	—	32,089,000	32,089,000	213,165		—		—
PennyMac Mortgage Investment Trust	1,145,998	408,877		(66,641)	1,488,234	33,083,442	1,128,122		268,564		1,670,813

						$499,841,038	$2,563,145		$262,699		$1,708,443

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	223	12/20/19	$17,004	$(135,169)

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Goldman Sachs & Co.	02/27/23	$19,612,322	$(318,095	)(b)	$19,301,044	0.3%

SCHEDULE OF INVESTMENTS	37

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF

OTC Total Return Swaps (continued)

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
	JPMorgan Securities PLC	02/08/23	19,580,683	(227,050	)(c)	19,335,421	0.3%

			$39,193,005	$(545,145)		$38,636,465

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1D Overnight Bank Funding Rate (OBFR01)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

(b)	Amount includes $(6,817) of net dividends and financing fees.
(c)	Amount includes $18,212 of net dividends, payable for referenced securities purchased and financing fees.

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of September 30, 2019 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Boston Private Financial Holdings Inc.	62,644	$730,116	3.8%
Brookline Bancorp. Inc.	17,678	260,397	1.4
Central Pacific Financial Corp.	12,652	359,317	1.9
Columbia Banking System Inc.	35,406	1,306,481	6.8
CVB Financial Corp.	11,948	249,355	1.3
First BanCorp./Puerto Rico	57,705	575,896	3.0
First Financial Bancorp.	52,524	1,285,525	6.7
First Midwest Bancorp. Inc.	5,040	98,179	0.5
Great Western Bancorp. Inc.	6,089	200,937	1.0
Hanmi Financial Corp.	6,622	124,361	0.6
Hope Bancorp. Inc.	67,505	968,022	5.0
National Bank Holdings Corp.	6,803	232,595	1.2
NBT Bancorp. Inc.	3,207	117,344	0.6
OFG Bancorp.	14,775	323,573	1.7
Pacific Premier Bancorp. Inc.	54,127	1,688,221	8.7
S&T Bancorp. Inc.	3,234	118,138	0.6
Simmons First National Corp.	51,478	1,281,802	6.6
United Community Banks Inc./GA	110,340	3,128,139	16.2

		13,048,398

Commercial Services & Supplies
Pitney Bowes Inc.	4,518	20,647	0.1

Diversified Telecommunication Services
Cincinnati Bell Inc. (a)	34,598	175,412	0.9

Health Care Providers & Services
Magellan Health Inc. (a)	11,572	718,621	3.7

Insurance
American Equity Investment Life Holding Co.	172	4,162	0.0
Employers Holdings Inc.	18,215	793,810	4.1
Horace Mann Educators Corp.	23,416	1,084,863	5.6
James River Group Holdings Ltd.	15,732	806,108	4.2
ProAssurance Corp.	28,647	1,153,615	6.0
Stewart Information Services Corp.	13,269	514,705	2.7

		4,357,263

Thrifts & Mortgage Finance
Homestreet Inc(a)	7,465	203,944	1.1
Northwest Bancshares Inc.	38,747	635,063	3.3
TrustCo Bank Corp. NY	17,386	141,696	0.7

		980,703

Total Reference Entity — Long		19,301,044

Net Value of Reference Entity — Goldman Sachs & Co.		$19,301,044

(a)   Non-income producing security.

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of September 30, 2019 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Banner Corp.	80,457	$4,519,270	23.4%
Boston Private Financial Holdings Inc.	47,935	558,682	2.9
Cadence Bancorp.	201,980	3,542,729	18.3
Central Pacific Financial Corp.	6,983	198,317	1.0
CVB Financial Corp.	40,081	836,490	4.3
Eagle Bancorp Inc.	31,898	1,423,289	7.4
First Commonwealth Financial Corp.	54,302	721,131	3.7
First Financial Bancorp.	1,113	27,241	0.1
First Midwest Bancorp. Inc.	26,490	516,025	2.7
Great Western Bancorp. Inc.	10,862	358,446	1.9
Hanmi Financial Corp.	8,946	168,006	0.9
Heritage Financial Corp./WA	17,914	482,961	2.5
Hope Bancorp. Inc.	44,697	640,955	3.3
National Bank Holdings Corp.	12,054	412,126	2.1
NBT Bancorp. Inc.	21,238	777,098	4.0
OFG Bancorp.	61,979	1,357,340	7.0
Pacific Premier Bancorp. Inc.	33,363	1,040,592	5.4
S&T Bancorp. Inc.	6,032	220,349	1.1
Simmons First National Corp.	1,933	48,132	0.3

		17,849,179

Commercial Services & Supplies
Pitney Bowes Inc.	91,064	416,162	2.2

Diversified Telecommunication Services
Cincinnati Bell Inc. (a)	4,090	20,736	0.1

Insurance
American Equity Investment Life Holding Co.	27,098	655,772	3.4
AMERISAFE Inc.	2,852	188,546	1.0
James River Group Holdings Ltd.	227	11,631	0.0
ProAssurance Corp.	1,286	51,787	0.3

		907,736

Semiconductors & Semiconductor Equipment
Photronics Inc. (a)	300	3,264	0.0

Thrifts & Mortgage Finance
Homestreet Inc(a)	664	18,140	0.1
Northwest Bancshares Inc.	7,334	120,204	0.6

		138,344

Total Reference Entity — Long		19,335,421

Net Value of Reference Entity — JPMorgan Securities PLC		$19,335,421

(a)   Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$—	$(545,145)

SCHEDULE OF INVESTMENTS	39

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$135,169
Swaps — OTC
Unrealized depreciation on OTC swaps	$545,145

$680,314

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$172,899
Swaps	496,642

$669,541

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(228,710)
Swaps	(734,702)

$(963,412)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,624,112
Total return swaps:
Average notional value	$18,456,637

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$135,169
Swaps — OTC	—	545,145

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$—	$680,314
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(135,169)

Total derivative assets and liabilities subject to an MNA	$—	$545,145

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities	(b)
Goldman Sachs & Co.	$318,095	$—		$318,095
JPMorgan Securities PLC	227,050	—		227,050

	$545,145	$—		$545,145

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,317,060,253	$—	$202,439	$6,317,262,692
Money Market Funds	466,757,596	—	—	466,757,596

	$6,783,817,849	$—	$202,439	$6,784,020,288

Derivative financial instruments(a)
Liabilities
Swaps	$—	$(545,145)	$—	$(545,145)
Futures Contracts	(135,169)	—	—	(135,169)

	$(135,169)	$(545,145)	$—	$(680,314)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	41

Statements of Assets and Liabilities  (unaudited)

September 30, 2019

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,095,639,184	$23,281,486,981	$15,638,977,776	$7,283,693,407
Affiliated(c)	25,372,976	327,727,917	190,198,772	522,860,697
Cash	251	249,875	67,317	221
Cash pledged:
Futures contracts	343,640	1,169,340	1,631,360	676,470
Receivables:
Securities lending income — Affiliated	2,202	58,886	19,037	133,744
Variation margin on futures contracts	36,013	117,207	171,253	105,069
Capital shares sold	34,380	—	—	—
Dividends	3,290,718	17,452,458	16,264,993	7,132,858

Total assets	5,124,719,364	23,628,262,664	15,847,330,508	7,814,602,466

LIABILITIES
Collateral on securities loaned, at value	3,733,625	311,253,806	93,795,033	512,390,009
Payables:
Investments purchased	—	—	4,417,425	—
Capital shares redeemed	—	11,993	—	—
Investment advisory fees	840,177	3,476,033	2,318,202	1,454,938

Total liabilities	4,573,802	314,741,832	100,530,660	513,844,947

NET ASSETS	$5,120,145,562	$23,313,520,832	$15,746,799,848	$7,300,757,519

NET ASSETS CONSIST OF:
Paid-in capital	$4,634,810,363	$17,301,308,659	$14,785,106,933	$6,538,895,764
Accumulated earnings	485,335,199	6,012,212,173	961,692,915	761,861,755

NET ASSETS	$5,120,145,562	$23,313,520,832	$15,746,799,848	$7,300,757,519

Shares outstanding	38,950,000	129,500,000	132,200,000	32,600,000

Net asset value	$131.45	$180.03	$119.11	$223.95

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$3,660,084	$307,218,789	$93,015,222	$503,061,238
(b) Investments, at cost — Unaffiliated	$4,543,091,669	$16,563,813,884	$13,856,916,423	$6,091,013,279
(c) Investments, at cost — Affiliated	$24,760,932	$327,679,831	$181,818,987	$522,717,907

See notes to financial statements.

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2019

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,302,089,596	$5,124,019,844	$6,284,179,250
Affiliated(c)	454,332,317	643,000,428	499,841,038
Cash	411	8,196,025	—
Cash pledged:
Futures contracts	556,510	390,000	748,000
Receivables:
Investments sold	—	3,016,249	78,519,622
Securities lending income — Affiliated	221,846	189,116	235,637
Variation margin on futures contracts	86,451	4,880	10,613
Capital shares sold	—	—	986,149
Dividends	7,714,622	4,446,583	8,238,496

Total assets	6,765,001,753	5,783,263,125	6,872,758,805

LIABILITIES
Bank overdraft	—	—	14,108,255
Collateral on securities loaned, at value	445,697,181	609,227,019	434,572,481
Payables:
Investments purchased	1,615,286	39,806,784	48,618,838
Investment advisory fees	1,273,672	1,071,696	1,250,234
Unrealized depreciation on:
OTC swaps	—	—	545,145

Total liabilities	448,586,139	650,105,499	499,094,953

NET ASSETS	$6,316,415,614	$5,133,157,626	$6,373,663,852

NET ASSETS CONSIST OF:
Paid-in capital	$6,357,193,419	$4,897,771,726	$6,928,623,515
Accumulated earnings (loss)	(40,777,805)	235,385,900	(554,959,663)

NET ASSETS	$6,316,415,614	$5,133,157,626	$6,373,663,852

Shares outstanding	39,500,000	28,750,000	42,400,000

Net asset value	$159.91	$178.54	$150.32

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$439,536,984	$594,348,201	$422,185,794
(b) Investments, at cost — Unaffiliated	$5,724,195,001	$4,508,343,741	$6,090,959,570
(c) Investments, at cost — Affiliated	$454,209,639	$642,791,339	$494,501,142

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations   (unaudited)

Six Months Ended September 30, 2019

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$51,896,430	$178,161,139	$194,529,804	$54,214,111
Dividends — Affiliated	406,016	469,139	1,449,143	125,016
Interest — Unaffiliated	7,266	21,886	19,679	4,904
Securities lending income — Affiliated — net	12,046	246,196	187,026	603,767
Foreign taxes withheld	—	—	—	(35,374)

Total investment income	52,321,758	178,898,360	196,185,652	54,912,424

EXPENSES
Investment advisory fees	5,022,024	20,953,978	13,866,807	9,077,595

Total expenses	5,022,024	20,953,978	13,866,807	9,077,595

Net investment income	47,299,734	157,944,382	182,318,845	45,834,829

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(19,242,833)	50,695,349	(26,149,290)	84,553,701
Investments — Affiliated	(97,437)	5,588	(336,002)	1,829
In-kind redemptions — Unaffiliated	100,284,756	284,983,729	146,590,208	201,690,783
In-kind redemptions — Affiliated	233,527	—	623,261	—
Futures contracts	1,068,806	7,465,805	3,149,027	683,910

Net realized gain	82,246,819	343,150,471	123,877,204	286,930,223

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	164,553,835	675,428,197	724,731,156	(119,305,485)
Investments — Affiliated	573,723	16,690	2,948,207	41,773
Futures contracts	(322,218)	(1,660,773)	(1,464,138)	(352,818)

Net change in unrealized appreciation (depreciation)	164,805,340	673,784,114	726,215,225	(119,616,530)

Net realized and unrealized gain	247,052,159	1,016,934,585	850,092,429	167,313,693

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$294,351,893	$1,174,878,967	$1,032,411,274	$213,148,522

See notes to financial statements.

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2019

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$69,742,291	$32,530,642	$54,480,950
Dividends — Affiliated	120,080	76,060	1,341,287
Interest — Unaffiliated	5,187	2,735	2,917
Securities lending income — Affiliated — net	903,425	1,102,074	1,221,858
Foreign taxes withheld	(25,020)	(14,216)	(16,078)

Total investment income	70,745,963	33,697,295	57,030,934

EXPENSES
Investment advisory fees	7,844,786	6,763,337	7,578,007

Total expenses	7,844,786	6,763,337	7,578,007

Net investment income	62,901,177	26,933,958	49,452,927

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(113,827,860)	91,357,564	(52,268,255)
Investments — Affiliated	4,962	(3,265)	(1,743)
In-kind redemptions — Unaffiliated	68,629,481	125,411,996	38,769,325
In-kind redemptions — Affiliated	—	—	264,442
Futures contracts	1,034,266	480,530	172,899
Swaps	—	—	496,642

Net realized gain (loss)	(44,159,151)	217,246,825	(12,566,690)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	152,590,165	(217,370,638)	111,874,029
Investments — Affiliated	38,224	49,872	1,708,443
Futures contracts	(318,723)	(334,600)	(228,710)
Swaps	—	—	(734,702)

Net change in unrealized appreciation (depreciation)	152,309,666	(217,655,366)	112,619,060

Net realized and unrealized gain (loss)	108,150,515	(408,541)	100,052,370

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$171,051,692	$26,525,417	$149,505,297

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$47,299,734	$92,764,486	$157,944,382	$271,454,884
Net realized gain	82,246,819	404,216,776	343,150,471	1,323,402,882
Net change in unrealized appreciation (depreciation)	164,805,340	(20,656,259)	673,784,114	855,326,104

Net increase in net assets resulting from operations	294,351,893	476,325,003	1,174,878,967	2,450,183,870

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(56,468,819)	(91,857,619)	(178,346,289)	(266,062,421)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	57,926,705	(584,138,374)	(233,912,326)	344,684,113

NET ASSETS
Total increase (decrease) in net assets	295,809,779	(199,670,990)	762,620,352	2,528,805,562
Beginning of period	4,824,335,783	5,024,006,773	22,550,900,480	20,022,094,918

End of period	$5,120,145,562	$4,824,335,783	$23,313,520,832	$22,550,900,480

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$182,318,845	$366,969,781	$45,834,829	$77,783,490
Net realized gain	123,877,204	442,791,936	286,930,223	121,562,191
Net change in unrealized appreciation (depreciation)	726,215,225	(4,327,902)	(119,616,530)	(68,367,508)

Net increase in net assets resulting from operations	1,032,411,274	805,433,815	213,148,522	130,978,173

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(180,604,137)	(374,403,089)	(41,379,248)	(80,945,838)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(339,438,947)	165,029,253	(361,769,625)	(567,494,905)

NET ASSETS
Total increase (decrease) in net assets	512,368,190	596,059,979	(190,000,351)	(517,462,570)
Beginning of period	15,234,431,658	14,638,371,679	7,490,757,870	8,008,220,440

End of period	$15,746,799,848	$15,234,431,658	$7,300,757,519	$7,490,757,870

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets  (continued)

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$62,901,177	$98,967,668	$26,933,958	$46,808,984
Net realized gain (loss)	(44,159,151)	(75,058,208)	217,246,825	41,710,941
Net change in unrealized appreciation (depreciation)	152,309,666	173,718,453	(217,655,366)	12,530,074

Net increase in net assets resulting from operations	171,051,692	197,627,913	26,525,417	101,049,999

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(56,584,181)	(102,534,682)	(25,936,560)	(49,710,347)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(153,736,546)	656,912,651	(447,652,333)	400,828,901

NET ASSETS
Total increase (decrease) in net assets	(39,269,035)	752,005,882	(447,063,476)	452,168,553
Beginning of period	6,355,684,649	5,603,678,767	5,580,221,102	5,128,052,549

End of period	$6,316,415,614	$6,355,684,649	$5,133,157,626	$5,580,221,102

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares S&P Small-Cap 600 Value ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$49,452,927	$93,705,980
Net realized loss	(12,566,690)	(145,328,526)
Net change in unrealized appreciation (depreciation)	112,619,060	(130,814,355)

Net increase (decrease) in net assets resulting from operations	149,505,297	(182,436,901)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(45,671,939)	(94,045,281)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	114,626,615	1,268,093,814

NET ASSETS
Total increase in net assets	218,459,973	991,611,632
Beginning of period	6,155,203,879	5,163,592,247

End of period	$6,373,663,852	$6,155,203,879

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$125.31		$115.89	$104.70	$91.38	$90.25	$82.83

Net investment income(a)	1.22		2.35	2.17	2.02	1.91	1.80
Net realized and unrealized gain(b)	6.38		9.45	11.20	13.38	1.14	7.39

Net increase from investment operations	7.60		11.80	13.37	15.40	3.05	9.19

Distributions(c)
From net investment income		(1.46)	(2.38)	(2.18)	(2.08)	(1.92)	(1.77)

Total distributions		(1.46)	(2.38)	(2.18)	(2.08)	(1.92)	(1.77)

Net asset value, end of period	$131.45		$125.31	$115.89	$104.70	$91.38	$90.25

Total Return
Based on net asset value	6.09	%(d)	10.25%	12.85%	17.03%	3.43%	11.13%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.88	%(e)	1.94%	1.92%	2.08%	2.12%	2.04%

Supplemental Data
Net assets, end of period (000)	$5,120,146		$4,824,336	$5,024,007	$4,612,077	$4,546,237	$4,417,885

Portfolio turnover rate(f)	2	%(d)	7%	4%	4%	7%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$172.41		$155.03	$131.58	$115.95	$113.96	$99.77

Net investment income(a)	1.21		2.08	1.99	1.82	1.72	1.64
Net realized and unrealized gain(b)	7.78		17.35	23.48	15.66	2.06	14.14

Net increase from investment operations	8.99		19.43	25.47	17.48	3.78	15.78

Distributions(c)
From net investment income		(1.37)	(2.05)	(2.02)	(1.85)	(1.79)	(1.59)

Total distributions		(1.37)	(2.05)	(2.02)	(1.85)	(1.79)	(1.59)

Net asset value, end of period	$180.03		$172.41	$155.03	$131.58	$115.95	$113.96

Total Return
Based on net asset value	5.22	%(d)	12.59%	19.45%	15.21%	3.36%	15.89%

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	1.36	%(e)	1.27%	1.36%	1.50%	1.51%	1.51%

Supplemental Data
Net assets, end of period (000)	$23,313,521		$22,550,900	$20,022,095	$16,525,973	$13,717,208	$12,797,391

Portfolio turnover rate(f)	2	%(d)	27%	21%	24%	24%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$112.76		$109.32	$104.03	$89.91	$92.53	$86.87

Net investment income(a)	1.37		2.69	2.53	2.31	2.25	2.09
Net realized and unrealized gain (loss)(b)	6.34		3.53	5.26	14.11	(2.70)	5.65

Net increase (decrease) from investment operations	7.71		6.22	7.79	16.42	(0.45)	7.74

Distributions(c)
From net investment income		(1.36)	(2.78)	(2.50)	(2.30)	(2.17)	(2.08)

Total distributions		(1.36)	(2.78)	(2.50)	(2.30)	(2.17)	(2.08)

Net asset value, end of period	$119.11		$112.76	$109.32	$104.03	$89.91	$92.53

Total Return
Based on net asset value	6.86	%(d)	5.79%	7.53%	18.44%	(0.44)%	8.93%

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	2.37	%(e)	2.43%	2.33%	2.37%	2.51%	2.30%

Supplemental Data
Net assets, end of period (000)	$15,746,800		$15,234,432	$14,638,372	$13,643,474	$9,660,828	$8,133,643

Portfolio turnover rate(f)	3	%(d)	31%	23%	21%	25%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$219.03		$218.21	$190.96	$162.57	$171.45	$153.10

Net investment income(a)	1.36		2.20	1.93	1.85	1.57	1.52
Net realized and unrealized gain (loss)(b)	4.81		0.93	27.39	28.64	(8.68)	18.40

Net increase (decrease) from investment operations	6.17		3.13	29.32	30.49	(7.11)	19.92

Distributions(c)
From net investment income		(1.25)	(2.22)	(2.07)	(2.10)	(1.77)	(1.57)
From net realized gain	—		(0.09)	—	—	—	—

Total distributions		(1.25)	(2.31)	(2.07)	(2.10)	(1.77)	(1.57)

Net asset value, end of period	$223.95		$219.03	$218.21	$190.96	$162.57	$171.45

Total Return
Based on net asset value	2.82	%(d)	1.45%	15.41%	18.85%	(4.15)%	13.08%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.25%	0.25%	0.25%

Net investment income	1.22	%(e)	1.01%	0.94%	1.05%	0.96%	0.97%

Supplemental Data
Net assets, end of period (000)	$7,300,758		$7,490,758	$8,008,220	$6,254,058	$5,023,418	$5,306,402

Portfolio turnover rate(f)	10	%(d)	50%	40%	54%	44%	50%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$156.93		$154.37	$148.47	$124.02	$131.04	$120.40

Net investment income(a)	1.57		2.61	2.64	2.20	2.22	2.01
Net realized and unrealized gain (loss)(b)	2.83		2.62	5.95	24.64	(7.00)	10.73

Net increase (decrease) from investment operations	4.40		5.23	8.59	26.84	(4.78)	12.74

Distributions(c)
From net investment income		(1.42)	(2.67)	(2.69)	(2.39)	(2.24)	(2.10)

Total distributions		(1.42)	(2.67)	(2.69)	(2.39)	(2.24)	(2.10)

Net asset value, end of period	$159.91		$156.93	$154.37	$148.47	$124.02	$131.04

Total Return
Based on net asset value	2.83	%(d)	3.35%	5.88%	21.81%	(3.60)%	10.65%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.99	%(e)	1.65%	1.73%	1.61%	1.82%	1.61%

Supplemental Data
Net assets, end of period (000)	$6,316,416		$6,355,685	$5,603,679	$6,243,030	$4,334,329	$4,324,321

Portfolio turnover rate(f)	7	%(d)	44%	37%	38%	33%	42%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$178.57		$173.83	$153.23	$124.27	$130.16	$118.89

Net investment income(a)	0.90		1.43	1.46	1.30	1.46	1.07
Net realized and unrealized gain (loss)(b)		(0.05)	4.81	20.68	29.02	(5.79)	11.27

Net increase (decrease) from investment operations	0.85		6.24	22.14	30.32	(4.33)	12.34

Distributions(c)
From net investment income		(0.88)	(1.50)	(1.54)	(1.36)	(1.56)	(1.07)

Total distributions		(0.88)	(1.50)	(1.54)	(1.36)	(1.56)	(1.07)

Net asset value, end of period	$178.54		$178.57	$173.83	$153.23	$124.27	$130.16

Total Return
Based on net asset value	0.48	%(d)	3.59%	14.51%	24.49%	(3.33)%	10.45%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.99	%(e)	0.77%	0.90%	0.94%	1.17%	0.90%

Supplemental Data
Net assets, end of period (000)	$5,133,158		$5,580,221	$5,128,053	$4,374,747	$3,131,695	$3,442,821

Portfolio turnover rate(f)	13	%(d)	45%	47%	52%	45%	50%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$147.61		$150.98	$138.72	$113.35	$118.82	$113.42

Net investment income(a)	1.20		2.40	2.06	1.91	1.59	1.72
Net realized and unrealized gain (loss)(b)	2.62		(3.43)	12.28	25.38	(5.45)	5.48

Net increase (decrease) from investment operations	3.82		(1.03)	14.34	27.29	(3.86)	7.20

Distributions(c)
From net investment income		(1.11)	(2.34)	(2.08)	(1.92)	(1.61)	(1.80)

Total distributions		(1.11)	(2.34)	(2.08)	(1.92)	(1.61)	(1.80)

Net asset value, end of period	$150.32		$147.61	$150.98	$138.72	$113.35	$118.82

Total Return
Based on net asset value	2.60	%(d)	(0.71)%	10.38%	24.19%	(3.22)%	6.42%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.62	%(e)	1.54%	1.41%	1.50%	1.43%	1.51%

Supplemental Data
Net assets, end of period (000)	$6,373,664		$6,155,204	$5,163,592	$4,869,213	$3,434,471	$3,475,595

Portfolio turnover rate(f)	9	%(d)	38%	39%	48%	39%	41%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100	Diversified
S&P 500 Growth(a)	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

58	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P 100
Barclays Capital Inc.	$856,384	$856,384		$—	$—
Virtu Americas LLC	2,803,700	2,803,700		—	—

	$3,660,084	$3,660,084		$—	$—

S&P 500 Growth
Barclays Bank PLC	$5,455,766	$5,455,766		$—	$—
Barclays Capital Inc.	729,210	729,210		—	—
BNP Paribas Prime Brokerage International Ltd.	9,845,168	9,845,168		—	—
BNP Paribas Securities Corp.	1,540,534	1,540,534		—	—
BofA Securities, Inc.	10,452,478	10,452,478		—	—
Citigroup Global Markets Inc.	9,274,707	9,274,707		—	—
Goldman Sachs & Co.	45,711,555	45,711,555		—	—
HSBC Bank PLC	6,349,835	6,349,835		—	—
JPMorgan Securities LLC	150,721,639	150,721,639		—	—
Mizuho Securities USA Inc.	34,251	34,251		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	48,549,930	48,549,930		—	—
Nomura Securities International Inc.	470,112	470,112		—	—
SG Americas Securities LLC	543,362	543,362		—	—
TD Prime Services LLC	8,434,104	8,434,104		—	—
UBS AG	3,269,917	3,269,917		—	—
UBS Securities LLC	1,626,930	1,626,930		—	—
Virtu Americas LLC	1,295,832	1,295,832		—	—
Wells Fargo Bank, National Association	2,913,459	2,913,459		—	—

	$307,218,789	$307,218,789		$—	$—

S&P 500 Value
Barclays Bank PLC	$132,556	$132,556		$—	$—
BofA Securities, Inc.	25,171,089	25,171,089		—	—
Citadel Clearing LLC	17,304	17,304		—	—
Citigroup Global Markets Inc.	3,070,298	3,070,298		—	—
Credit Suisse AG Dublin Branch	2,600,584	2,580,387		—	(20,197	)(b)
Goldman Sachs & Co.	41,498,781	41,498,781		—	—
JPMorgan Securities LLC	2,608,664	2,608,664		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	8,770,615	8,770,615		—	—
State Street Bank & Trust Company	13,115	13,115		—	—
UBS AG	781,350	779,604		—	(1,746	)(b)
UBS Securities LLC	994,395	994,395		—	—
Virtu Americas LLC	767,514	767,514		—	—
Wells Fargo Bank, National Association	6,369,657	6,369,657		—	—
Wells Fargo Securities LLC	219,300	219,300		—	—

	$93,015,222	$92,993,279		$—	$(21,943)

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P Mid-Cap 400 Growth
Barclays Bank PLC	$10,341,689	$10,341,689		$—	$—
Barclays Capital Inc.	17,899,176	17,899,176		—	—
BNP Paribas Prime Brokerage International Ltd.	5,476,546	5,476,546		—	—
BNP Paribas Securities Corp.	5,154,880	5,154,880		—	—
BofA Securities, Inc.	51,525,104	51,525,104		—	—
Citadel Clearing LLC	2,824,197	2,824,197		—	—
Citigroup Global Markets Inc.	37,967,032	37,967,032		—	—
Credit Suisse AG Dublin Branch	7,101,715	7,101,715		—	—
Credit Suisse Securities (USA) LLC	15,457	15,457		—	—
Goldman Sachs & Co.	86,993,675	86,993,675		—	—
HSBC Bank PLC	10,009,123	10,009,123		—	—
Jefferies LLC	1,350,928	1,340,484		—	(10,444	)(b)
JPMorgan Securities LLC	83,061,374	83,061,374		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	51,537,020	51,537,020		—	—
National Financial Services LLC	1,963,536	1,963,536		—	—
Nomura Securities International Inc.	433,642	433,642		—	—
RBC Capital Markets LLC	1,678,772	1,678,772		—	—
Scotia Capital (USA) Inc.	17,116,156	17,116,156		—	—
SG Americas Securities LLC	1,497,496	1,497,496		—	—
State Street Bank & Trust Company	87,746	87,746		—	—
TD Prime Services LLC	1,366,030	1,366,030		—	—
UBS AG	67,969,995	67,969,995		—	—
UBS Securities LLC	9,182,888	9,182,888		—	—
Wells Fargo Bank, National Association	25,545,326	25,545,326		—	—
Wells Fargo Securities LLC	4,961,735	4,961,735		—	—

	$503,061,238	$503,050,794		$—	$(10,444)

S&P Mid-Cap 400 Value
Barclays Bank PLC	$4,772,364	$4,772,364		$—	$—
Barclays Capital Inc.	3,049,354	3,049,354		—	—
BNP Paribas Prime Brokerage International Ltd.	29,241,031	29,241,031		—	—
BNP Paribas Securities Corp.	384,491	384,491		—	—
BofA Securities, Inc.	63,843,763	63,843,763		—	—
Citigroup Global Markets Inc.	41,045,407	41,045,407		—	—
Credit Suisse AG Dublin Branch	6,493,012	6,493,012		—	—
Goldman Sachs & Co.	105,191,065	105,191,065		—	—
HSBC Bank PLC	4,959,611	4,959,611		—	—
JPMorgan Securities LLC	61,986,200	61,986,200		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	70,676,330	70,676,330		—	—
National Financial Services LLC	3,568,783	3,568,783		—	—
Scotia Capital (USA) Inc.	45,170	45,132		—	(38	)(b)
SG Americas Securities LLC	1,691,125	1,691,125		—	—
State Street Bank & Trust Company	3,099	3,099		—	—
TD Prime Services LLC	3,628,059	3,628,059		—	—
UBS AG	6,654,945	6,654,945		—	—
UBS Securities LLC	1,266,016	1,266,016		—	—
Virtu Americas LLC	118,776	118,776		—	—
Wells Fargo Bank, National Association	23,448,072	23,448,072		—	—
Wells Fargo Securities LLC	7,470,311	7,470,311		—	—

	$439,536,984	$439,536,946		$—	$(38)

60	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P Small-Cap 600 Growth
Barclays Bank PLC	$11,614,526	$11,614,526		$—	$—
Barclays Capital Inc.	8,934,013	8,934,013		—	—
BMO Capital Markets	356,942	356,942		—	—
BNP Paribas New York Branch	2,032,427	2,032,427		—	—
BNP Paribas Prime Brokerage International Ltd.	36,857,662	36,857,662		—	—
BNP Paribas Securities Corp.	961,862	961,862		—	—
BofA Securities, Inc.	45,904,050	45,904,050		—	—
Citadel Clearing LLC	1,456,728	1,456,728		—	—
Citigroup Global Markets Inc.	48,733,449	48,733,449		—	—
Credit Suisse AG Dublin Branch	22,139,656	22,034,080		—	(105,576	)(b)
Credit Suisse Securities (USA) LLC	13,255,585	13,255,585		—	—
Deutsche Bank Securities Inc.	1,865,875	1,865,875		—	—
Goldman Sachs & Co.	154,909,373	154,909,373		—	—
HSBC Bank PLC	197,920	197,920		—	—
Jefferies LLC	1,186,857	1,186,857		—	—
JPMorgan Securities LLC	72,364,317	72,364,317		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	65,233,908	65,233,908		—	—
National Financial Services LLC	22,660,249	22,660,249		—	—
Nomura Securities International Inc.	619,607	619,607		—	—
Scotia Capital (USA) Inc.	11,420,252	11,420,252		—	—
SG Americas Securities LLC	1,588,386	1,588,386		—	—
State Street Bank & Trust Company	781,714	781,714		—	—
TD Prime Services LLC	979,104	979,104		—	—
UBS AG	6,920,932	6,920,932		—	—
UBS Securities LLC	13,207,296	13,207,296		—	—
Virtu Americas LLC	64,452	64,452		—	—
Wells Fargo Bank, National Association	29,417,941	29,417,941		—	—
Wells Fargo Securities LLC	18,683,118	18,683,118		—	—

	$594,348,201	$594,242,625		$—	$(105,576)

S&P Small-Cap 600 Value
Barclays Bank PLC	$3,003,861	$3,003,861		$—	$—
Barclays Capital Inc.	10,621,088	10,621,088		—	—
BMO Capital Markets	7,709	7,709		—	—
BNP Paribas Prime Brokerage International Ltd.	10,760,732	10,760,732		—	—
BNP Paribas Securities Corp.	271,548	270,435		—	(1,113	)(b)
BofA Securities, Inc.	34,697,777	34,697,777		—	—
Citadel Clearing LLC	387,035	387,035		—	—
Citigroup Global Markets Inc.	34,908,323	34,908,323		—	—
Credit Suisse AG Dublin Branch	21,091,905	21,027,713		—	(64,192	)(b)
Credit Suisse Securities (USA) LLC	1,554,105	1,554,105		—	—
Deutsche Bank Securities Inc.	1,504,636	1,504,636		—	—
Goldman Sachs & Co.	88,278,595	88,278,595		—	—
HSBC Bank PLC	638,739	638,739		—	—
Jefferies LLC	2,947,275	2,947,275		—	—
JPMorgan Securities LLC	57,622,579	57,622,579		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	95,608,637	95,608,637		—	—
National Financial Services LLC	9,115,090	9,115,090		—	—
RBC Capital Markets LLC	847,160	847,160		—	—
Scotia Capital (USA) Inc.	6,270,308	6,270,308		—	—
SG Americas Securities LLC	113,465	113,465		—	—
UBS AG	12,378,308	12,378,308		—	—
UBS Securities LLC	1,822,089	1,822,089		—	—
Virtu Americas LLC	298,434	298,434		—	—
Wells Fargo Securities LLC	27,436,396	27,436,396		—	—

	$422,185,794	$422,120,489		$—	$(65,305)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Total return swaps are entered into by the iShares S&P Small-Cap 600 Value ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

62	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18

For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $5 billion	0.25%
Over $5 billion, up to and including $7.5 billion	0.24
Over $7.5 billion, up to and including $10 billion	0.23
Over $10 billion	0.21

For its investment advisory services to each of the iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Average Daily Net Assets	Investment Advisory Fee
First $5 billion	0.2500%
Over $5 billion, up to and including $7.5 billion	0.2375
Over $7.5 billion	0.2256

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2019, for its investment advisory services to each of the iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements  (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended September 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
S&P 100	$5,157
S&P 500 Growth	105,398
S&P 500 Value	65,930
S&P Mid-Cap 400 Growth	258,530
S&P Mid-Cap 400 Value	380,279
S&P Small-Cap 600 Growth	471,757
S&P Small-Cap 600 Value	513,257

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
S&P 100	$29,030,103	$3,443,872	$(441,881)
S&P 500 Growth	242,929,938	86,258,350	(3,257,187)
S&P 500 Value	129,527,426	57,068,341	(7,201,683)
S&P Mid-Cap 400 Growth	232,949,879	237,931,625	38,596,088
S&P Mid-Cap 400 Value	82,992,561	87,408,119	(89,413,977)
S&P Small-Cap 600 Growth	148,454,723	392,111,807	123,117,371
S&P Small-Cap 600 Value	105,526,796	148,466,707	20,963,468

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

64	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
S&P 100	$87,856,070	$94,036,271
S&P 500 Growth	611,435,411	545,271,833
S&P 500 Value	421,843,112	414,836,400
S&P Mid-Cap 400 Growth	767,235,718	835,809,935
S&P Mid-Cap 400 Value	469,999,342	472,572,151
S&P Small-Cap 600 Growth	698,485,214	724,050,818
S&P Small-Cap 600 Value	585,199,101	565,823,221

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$398,994,271	$339,441,847
S&P 500 Growth	381,264,415	614,016,298
S&P 500 Value	354,789,459	691,314,760
S&P Mid-Cap 400 Growth	266,011,390	614,964,981
S&P Mid-Cap 400 Value	189,339,106	336,543,158
S&P Small-Cap 600 Growth	—	420,522,549
S&P Small-Cap 600 Value	306,208,719	208,499,142

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
S&P 100	$97,047,034
S&P 500 Growth	731,035,010
S&P 500 Value	384,969,512
S&P Mid-Cap 400 Value	324,553,792
S&P Small-Cap 600 Growth	540,049,395
S&P Small-Cap 600 Value	403,198,779

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$4,621,481,122	$906,649,010	$(407,198,572)	$499,450,438
S&P 500 Growth	17,216,290,033	6,921,876,175	(529,252,389)	6,392,623,786
S&P 500 Value	14,609,956,775	2,561,035,530	(1,342,228,107)	1,218,807,423
S&P Mid-Cap 400 Growth	6,700,180,862	1,527,394,830	(421,184,941)	1,106,209,889
S&P Mid-Cap 400 Value	6,434,485,048	957,547,862	(635,740,255)	321,807,607
S&P Small-Cap 600 Growth	5,209,494,600	938,641,875	(381,367,980)	557,273,895
S&P Small-Cap 600 Value	6,926,032,058	877,055,926	(1,019,748,010)	(142,692,084)

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements  (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
S&P 100
Shares sold	3,100,000	$400,297,073	10,100,000	$1,209,689,713
Shares redeemed	(2,650,000)	(342,370,368)	(14,950,000)	(1,793,828,087)

Net increase(decrease)	450,000	$57,926,705	(4,850,000)	$(584,138,374)

S&P 500 Growth
Shares sold	2,150,000	$382,482,486	37,350,000	$5,828,333,740
Shares redeemed	(3,450,000)	(616,394,812)	(35,700,000)	(5,483,649,627)

Net increase(decrease)	(1,300,000)	$(233,912,326)	1,650,000	$344,684,113

S&P 500 Value
Shares sold	3,100,000	$356,057,569	63,700,000	$6,787,311,521
Shares redeemed	(6,000,000)	(695,496,516)	(62,500,000)	(6,622,282,268)

Net increase(decrease)	(2,900,000)	$(339,438,947)	1,200,000	$165,029,253

S&P Mid-Cap 400 Growth
Shares sold	1,200,000	$266,366,180	7,650,000	$1,674,011,835
Shares redeemed	(2,800,000)	(628,135,805)	(10,150,000)	(2,241,506,740)

Net decrease	(1,600,000)	$(361,769,625)	(2,500,000)	$(567,494,905)

66	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
S&P Mid-Cap 400 Value
Shares sold	1,250,000	$197,522,568	12,400,000	$1,832,291,043
Shares redeemed	(2,250,000)	(351,259,114)	(8,200,000)	(1,175,378,392)

Net increase(decrease)	(1,000,000)	$(153,736,546)	4,200,000	$656,912,651

S&P Small-Cap 600 Growth
Shares sold	—	$—	9,950,000	$1,895,676,865
Shares redeemed	(2,500,000)	(447,652,333)	(8,200,000)	(1,494,847,964)

Net increase(decrease)	(2,500,000)	$(447,652,333)	1,750,000	$400,828,901

S&P Small-Cap 600 Value
Shares sold	2,300,000	$346,751,550	21,350,000	$3,215,690,502
Shares redeemed	(1,600,000)	(232,124,935)	(13,850,000)	(1,947,596,688)

Net increase	700,000	$114,626,615	7,500,000	$1,268,093,814

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares S&P 500 Value ETF received proceeds of $2,091,170 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	67

Board Review and Approval of Investment Advisory Contract

iShares S&P 100 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares S&P 500 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its

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Board Review and Approval of Investment Advisory Contract  (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

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Board Review and Approval of Investment Advisory Contract  (continued)

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares S&P 500 Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees

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Board Review and Approval of Investment Advisory Contract  (continued)

(the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

72	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares S&P Mid-Cap 400 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Board Review and Approval of Investment Advisory Contract  (continued)

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale

74	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares S&P Mid-Cap 400 Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v)

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Board Review and Approval of Investment Advisory Contract  (continued)

the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate and that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.

76	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Board Review and Approval of Investment Advisory Contract  (continued)

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not previously provide for any breakpoints in the Funds’ investment advisory fee rates but that BFA and the Board had agreed during the June 17-19, 2019 meeting to revise the Advisory Contract for the Funds to provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

78	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100(a)	$1.457649	$—	$0.002307	$1.459956	100%	—%	0	%(b)	100%
S&P 500 Growth(a)	1.354543	—	0.016044	1.370587	99	—	1		100
S&P 500 Value(a)	1.350915	—	0.011508	1.362423	99	—	1		100
S&P Mid-Cap 400 Growth(a)	1.186932	—	0.058427	1.245359	95	—	5		100
S&P Mid-Cap 400 Value(a)	1.360514	—	0.062534	1.423048	96	—	4		100
S&P Small-Cap 600 Growth(a)	0.784456	—	0.096141	0.880597	89	—	11		100
S&P Small-Cap 600 Value(a)	1.009713	—	0.095374	1.105087	91	—	9		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

80	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

GENERAL INFORMATION	81

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

82	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-301-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares International Preferred Stock ETF | IPFF | Cboe BZX
•	iShares Preferred and Income Securities ETF | PFF | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® International Preferred Stock ETF

Investment Objective

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(1.33)%	(12.07)%	(4.45)%	(1.87)%	(12.07)%	(20.36)%	(13.85)%
Fund Market	(0.47)	(10.63)	(4.53)	(1.75)	(10.63)	(20.69)	(12.99)
Index	(1.32)	(12.13)	(4.25)	(1.53)	(12.13)	(19.52)	(11.42)

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$986.70	$2.73		$1,000.00	$1,022.30	$2.78		0.55%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	62.2%
Energy	24.0
Real Estate	4.6
Utilities	4.4
Industrials	3.7
Communication Services	1.1

(a)	Excludes money market funds.

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
Canada	85.3%
United Kingdom	10.1
Sweden	2.9
Singapore	1.0
Australia	0.7

FUND SUMMARY	3

Fund Summary as of September 30, 2019	iShares® Preferred and Income Securities ETF

Investment Objective

The iShares Preferred and Income Securities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated preferred and hybrid securities, as represented by the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Effective November 01, 2019, the fund will track “ICE Exchange-Listed Preferred & Hybrid Securities Index”.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.53%	6.84%	4.80%	6.75%	6.84%	26.44%	92.10%
Fund Market	5.52	7.06	4.83	6.72	7.06	26.60	91.62
Index	6.27	8.11	5.62	7.61	8.11	31.47	108.23

Index performance through January 31, 2019 reflects the performance of the S&P U.S. Preferred Stock IndexTM. Index performance beginning on February 1, 2019 reflects the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,055.30	$2.36		$1,000.00	$1,022.70	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	56.1%
Utilities	13.4
Real Estate	11.1
Consumer Discretionary	4.1
Communication Services	3.6
Health Care	3.0
Industrials	2.9
Energy	2.8
Consumer Staples	1.4
Other (each representing less than 1%)	1.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Wells Fargo & Co., Series L, 7.50%	1.6%
Becton Dickinson and Co., Series A, 6.13	1.6
GMAC Capital Trust I, Series 2, 7.94	1.6
Citigroup Capital XIII, 8.64	1.4
Bank of America Corp., Series L, 7.25	1.3
Crown Castle International Corp., Series A, 6.88	1.1
Sempra Energy, Series A, 6.00	1.1
JPMorgan Chase & Co., Series DD, 5.75	1.0
JPMorgan Chase & Co., Series EE, 6.00	0.9
Southern Co. (The), Series 2019, 6.75	0.9

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	5

Schedule of Investments (unaudited) September 30, 2019	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Australia — 0.7%
Brookfield Infrastructure Partners LP, Series 7, 5.00%(a)	19,304	$332,425

Canada — 77.7%
AltaGas Ltd., Series K, 5.00%(a)	25,406	422,154
Bank of Montreal
Series 27, 3.85%(a)	42,338	568,237
Series 29, 3.62%(a)	33,872	434,912
Series 31, 3.80%(a)	19,303	245,953
Series 38, 4.85% (5 year Canadian Government Bond + 4.060%)(b)	50,805	986,170
Series 40, 4.50%(a)	42,338	724,607
Series 42, 4.40% (5 year Canadian Government Bond + 3.170%)(b)	33,870	555,376
Series 44, 4.85%(a)	33,870	519,818
Bank of Nova Scotia (The)
Series 32, 2.06% (5 year Canadian Government Bond + 1.340%)(b)	17,954	326,399
Series 34, 5.50% (5 year Canadian Government Bond + 4.510%)(b)	22,521	437,663
Series 38, 4.85%(a)	42,338	813,823
Series 40, 4.85% (5 year Canadian Government Bond + 2.430%)(b)	25,407	395,881
BCE Inc., Series AK, 2.95% (5 year Canadian Government Bond + 1.880%)(b)	48,151	479,328
Brookfield Asset Management Inc.
Series 32, 5.06% (5 year Canadian Government Bond + 2.900%)(b)	24,920	358,931
Series 44, 5.00%(a)	15,998	309,085
Series 46, 4.80%(a)	25,181	484,601
Series 48, 4.75%(a)	19,305	358,542
Brookfield Office Properties Inc.
Series EE, 5.10%(a)	17,699	292,889
Series GG, 4.85%(a)	23,287	362,320
Series T, 5.38% (5 year Canadian Government Bond + 3.160%)(b)	21,173	289,929
Brookfield Renewable Partners LP, Series 15, 5.75%(a)	14,823	280,002
Canadian Imperial Bank of Commerce
Series 39, 3.71%(a)	23,874	297,704
Series 41, 3.75%(a)	6,303	75,931
Series 45, 4.40%(a)	57,741	930,659
Series 47, 4.50%(a)	25,103	341,279
Series 49, 5.20%(a)	17,520	313,481
Series 51, 5.15% (5 year Canadian Government Bond + 3.620%)(b)	11,214	205,562
Emera Inc.
Series C, 4.72% (5 year Canadian Government Bond + 2.650%)(b)	16,085	219,893
Series H, 4.90%(a)	25,402	475,808
Enbridge Inc.
Series 03, 4.00%(a)	33,086	361,097
Series 09, 4.40% (5 year Canadian Government Bond + 2.660%)(b)	15,159	175,176
Series 11, 4.40%(a)	27,574	319,683
Series 13, 4.40%(a)	19,294	224,417
Series 15, 4.40%(a)	15,159	176,779
Series 17, 5.15%(a)	41,343	794,697
Series 19, 4.90%(a)	27,561	483,983
Series B, 3.42% (5 year Canadian Government Bond + 2.400%)(b)	25,087	265,460

Security	Shares	Value

Canada (continued)
Series D, 4.46% (5 year Canadian Government Bond + 2.370%)(b)	24,815	$281,699
Series F, 4.69% (5 year Canadian Government Bond + 2.510%)(b)	27,574	331,763
Series H, 4.38% (5 year Canadian Government Bond + 2.120%)(b)	19,294	213,633
Series N, 5.09% (5 year Canadian Government Bond + 2.650%)(b)	24,814	319,358
Series P, 4.38% (5 year Canadian Government Bond + 2.500%)(b)	22,050	260,636
Series R, 4.07%(a)	22,050	258,138
Fairfax Financial Holdings Ltd.
Series K, 4.67% (5 year Canadian Government Bond + 3.510%)(b)	15,281	213,519
Series M, 4.75%(a)	14,798	225,770
Fortis Inc./Canada, Series M, 4.10%(a)	50,805	646,958
Husky Energy Inc., Series 03, 4.50%(a)	16,085	202,277
Industrial Alliance Insurance & Financial Services Inc.,
Series G, 3.78% (5 year Canadian Government Bond + 2.850%)(b)	16,085	228,640
Intact Financial Corp., Series 7, 4.90%(a)	16,085	230,098
Kinder Morgan Canada Ltd.
Series 1, 5.25%(a)	25,404	454,739
Series 3, 5.20%(a)	16,087	279,457
Manulife Financial Corp.
Series 17, 3.90%(a)	22,440	280,500
Series 21, 5.60%(a)	35,991	699,161
Series 23, 4.85%(a)	40,221	733,942
Series 25, 4.70% (5 year Canadian Government Bond + 2.550%)(b)	21,175	292,676
National Bank of Canada
Series 30, 4.03%(a)	21,525	282,231
Series 32, 3.90%(a)	18,303	221,875
Series 34, 5.60%(a)	24,735	483,304
Series 36, 5.40% (5 year Canadian Government Bond + 4.660%)(b)	32,870	640,518
Series 40, 4.60%(a)	18,309	264,817
Series 42, 4.95%(a)	18,308	277,939
Pembina Pipeline Corp.
Series 01, 4.91% (5 year Canadian Government Bond + 2.470%)(b)	16,085	197,418
Series 05, 4.57% (5 year Canadian Government Bond + 3.000%)(b)	16,085	212,604
Series 13, 5.75%(a)	16,087	312,141
Royal Bank of Canada
Series AZ, 3.70%(a)	42,338	558,005
Series BB, 3.90%(a)	42,338	565,999
Series BD, 3.60%(a)	50,805	738,668
Series BK, 5.50%(a)(c)	61,390	1,206,471
Series BM, 5.50% (5 year Canadian Government Bond + 4.800%)(b)	48,257	952,748
Series BO, 4.80%(a)	29,636	449,017
Sun Life Financial Inc., Series 04, 4.45%	19,307	304,916
TC Energy Corp.
Series 13, 5.50%(a)	42,338	830,771
Series 15, 4.90%(a)	84,677	1,620,631
Series 5, 2.26%(a)	20,451	178,406
Series 7, 3.90%(a)	50,805	616,644
Series 9, 4.25%(a)	38,106	452,725

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Toronto-Dominion Bank (The)
Series 01, 3.90%(a)	24,340	$324,472
Series 03, 3.68%(a)	24,333	322,541
Series 05, 3.75%(a)	24,339	318,944
Series 07, 3.60%(a)	17,030	254,935
Series 09, 3.70% (5 year Canadian Government Bond + 2.870%)(b)	9,731	146,626
Series 12, 5.50%(a)	34,059	671,405
Series 14, 4.85%(a)	48,656	940,781
Series 16, 4.50% (5 year Canadian Government Bond + 3.010%)(b)	17,036	274,069
Series 18, 4.70% (5 year Canadian Government Bond + 2.700%)(b)	17,026	263,234
Series 20, 4.75%(a)	19,467	294,799
Series 22, 5.20%(a)	17,024	314,121
Series 24, 5.10% (5 year Canadian Government Bond + 3.560%)(b)	21,878	410,295
Westcoast Energy Inc., Series 12, 5.20% (5 year Canadian Government Bond + 4.520%)(b)	19,303	372,793

		37,738,056

Singapore — 0.9%
City Developments Ltd., Preference Shares, NVS(d)	530,729	424,461

Sweden — 2.6%
Klovern AB, Preference Shares	34,727	1,276,812

United Kingdom — 9.2%
Aviva PLC
8.38%	211,123	366,835
8.75%	211,122	383,744
Balfour Beatty PLC, 9.68%(d)	237,101	308,250
Doric Nimrod Air Three Ltd., Preference Shares, NVS	464,616	496,684
Doric Nimrod Air Two Ltd., Preference Shares, NVS	364,828	818,231
Ecclesiastical Insurance Group PLC, 8.63%	224,805	430,777
General Accident PLC
7.88%	232,233	369,173

Security	Shares	Value

United Kingdom (continued)
8.88%	295,668	$524,666
Raven Property Group Ltd., 12.00%	210,536	339,871
RSA Insurance Group PLC, 7.38%	263,958	411,473

		4,449,704

Total Preferred Stocks — 91.1% (Cost: $50,259,064)		44,221,458

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(e)(f)	125,937	126,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(e)(f)	40,000	40,000

		166,000

Total Short-Term Investments — 0.3% (Cost: $166,000)		166,000

Total Investments in Securities — 91.4% (Cost: $50,425,064)		44,387,458

Other Assets, Less Liabilities — 8.6%		4,157,130

Net Assets — 100.0%		$48,544,588

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Convertible preferred stock.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	125,937	125,937	$126,000	$52	(b)	$(1)		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	75,146	(35,146)	40,000	40,000	479		—		—

				$166,000	$531		$(1)		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® International Preferred Stock ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$44,221,458	$—	$—	$44,221,458
Money Market Funds	166,000	—	—	166,000

	$44,387,458	$—	$—	$44,387,458

See notes to financial statements.

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) September 30, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Automobiles — 0.4%
Ford Motor Co., 6.20%	2,376,580	$64,001,299

Banks — 28.5%
Associated Banc-Corp, Series E, 5.88%(a)	347,642	9,142,985
Banc of California Inc.
Series D, 7.38%	336,304	8,918,782
Series E, 7.00%(a)	365,585	9,874,451
Banco Santander SA, Series 6, 4.00% (3 mo. LIBOR US + 0.520%)(b)	666,569	15,517,726
Bank of America Corp.
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(a)(b)	585,270	13,314,893
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(a)(b)	1,115,524	24,954,272
Series CC, 6.20%(a)	2,577,463	66,627,419
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(a)(b)	725,350	17,502,696
Series EE, 6.00%(a)	2,108,799	54,554,630
Series GG, 6.00%(a)	3,163,246	85,660,702
Series H, 3.00% (3 mo. LIBOR US + 0.650%)(a)(b)	818,226	16,446,343
Series HH, 5.88%(a)	2,001,024	55,108,201
Series K, 6.45%(c)	2,083,320	54,582,984
Series KK, Series KK5.38%	2,559,204	68,049,234
Series L, Series L7.25%(d)	141,030	211,433,586
Series LL, Series LL5.00%	2,398,958	61,557,262
Series Y, 6.50%(a)	2,577,463	64,874,744
BB&T Corp. 5.63%(a)	1,598,385	42,836,718
Series F, 5.20%(a)	1,546,829	39,165,710
Series G, 5.20%(a)	1,718,684	43,482,705
BOK Financial Corp., 5.38%	248,994	6,401,636
Citigroup Inc.
Series J, 7.13%(a)(c)	3,259,955	92,582,722
Series K, 6.88%(c)	5,130,086	144,155,417
Series S, 6.30%(a)	3,551,604	93,336,153
Citizens Financial Group Inc., Series D, 6.35%(c)	877,384	24,698,360
Commerce Bancshares Inc/MO, Series B, 6.00%(a)	438,692	11,375,284
Cullen/Frost Bankers Inc., 5.38%	438,692	11,370,897
Deutsche Bank Contingent Capital Trust II, 6.55%(a)	2,945,312	73,986,237
Deutsche Bank Contingent Capital Trust V, 8.05%(a)	5,099,089	131,556,496
Fifth Third Bancorp.
Series A, Series A6.00%	584,789	16,245,438
Series I, 6.63%(a)(c)	1,546,465	43,301,020
First Horizon National Corp., Series A, 6.20%	292,476	7,586,827
First Republic Bank/CA
Series D, 5.50%(a)	555,673	13,952,949
Series F, 5.70%(a)	292,464	7,726,899
Series G, 5.50%(a)	515,037	13,215,849
Series H, 5.13%(a)	686,538	17,856,853
Series I, 5.50%(a)	1,031,219	27,481,986
FNB Corp/PA, 7.25%(a)(c)	316,604	9,513,950
GMAC Capital Trust I, Series 2, 7.94% (3 mo. LIBOR US + 5.785%)(b)	9,818,952	257,354,732
Hancock Whitney Corp., 5.95%(a)	248,994	6,384,206
HSBC Holdings PLC, Series A, 6.20%(a)	4,804,539	126,407,421
Huntington Bancshares Inc./OH
Series C, 5.88%	292,477	7,738,941
Series D, 6.25%(a)	2,062,443	54,242,251
IBERIABANK Corp., Series D, 6.10%(c)	292,477	7,896,879
ING Groep NV, 6.13%(a)	2,577,172	66,542,581
JPMorgan Chase &Co.
Series AA, 6.10%(a)	4,890,625	126,765,000

Security	Shares	Value

Banks (continued)
Series BB, 6.15%(a)	3,946,817	$102,498,838
Series DD, 5.75%	5,821,539	159,801,246
Series EE, 6.00%	5,401,925	152,010,170
Series P, 5.45%(a)	3,088,093	78,530,205
Series Y, 6.13%(a)	4,907,785	125,590,218
KeyCorp
Series E, 6.13%(a)(c)	1,718,684	49,412,165
Series F, 5.65%	1,460,902	39,020,692
Series G, 5.63%	1,316,076	35,494,570
People’s United Financial Inc., Series A, 5.63%(a)(c)	859,377	23,641,461
PNC Financial Services Group Inc. (The)
Series P, 6.13%(a)(c)	5,156,094	141,380,098
Series Q, 5.38%(a)	1,649,941	42,700,473
Popular Capital Trust I, 6.70%	300,639	7,777,531
Popular Capital Trust II, 6.13%	215,818	5,529,257
Regions Financial Corp.
Series A, 6.38%(a)	1,718,682	44,290,435
Series B, 6.38%(a)(c)	1,718,682	47,796,546
Series C, 5.70%(c)	1,462,292	41,368,241
Sterling Bancorp/DE, Series A, 6.50%	394,818	10,916,718
SunTrust Banks Inc., 4.00% (3 mo. LIBOR US + 0.530%)(a)(b)	593,794	14,304,497
Synovus Financial Corp.
Series D, 6.30%(a)(c)	715,935	19,416,157
Series E, Series E5.88%(c)	1,023,600	27,309,648
TCF Financial Corp., Series C*, Series C*5.70%(a)	511,801	13,419,422
Texas Capital Bancshares Inc. 6.50%	184,230	4,810,245
Series A, 6.50%(a)	438,692	11,599,016
U.S. Bancorp
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(a)(b)	3,437,414	72,666,932
Series F, 6.50%(a)(c)	3,781,169	103,414,972
Series H, 5.15%(a)	1,718,684	43,138,968
Series K, 5.50%	1,976,513	53,227,495
Valley National Bancorp
Series A, 6.25%(a)(c)	336,303	10,102,542
Series B, 5.50%(a)(c)	292,418	7,553,157
Webster Financial Corp., Series F, 5.25%(a)	515,617	13,385,417
Wells Fargo &Co. 5.20%(a)	1,719,565	42,920,342
5.63%(a)	1,582,022	42,461,471
Series L, 7.50%(d)	175,700	267,501,493
Series O, 5.13%(a)	1,554,193	38,466,277
Series P, 5.25%(a)	1,432,979	35,623,858
Series Q, 5.85%(a)(c)	3,955,032	104,491,945
Series R, 6.63%(a)(c)	1,925,926	53,752,595
Series T, 6.00%(a)	1,834,247	46,278,052
Series V, 6.00%(a)	2,292,785	59,039,214
Series W, 5.70%(a)	2,292,785	58,764,080
Series X, 5.50%(a)	2,636,688	67,235,544
Western Alliance Bancorp, 6.25%	290,603	7,645,765
Wintrust Financial Corp., Series D, 6.50%(a)(c)	365,585	10,777,446
Zions Bancorp N.A.
Series G, 6.30%(c)	478,634	13,205,512
Series H, 5.75%(a)	369,137	9,597,562

		4,723,151,515

Capital Markets — 10.0%
Affiliated Managers Group Inc., 5.88%	496,049	12,996,484
Apollo Global Management Inc.
Series A, Series A6.38%	981,825	26,224,546

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Series B, Series B6.38%(a)	1,031,218	$27,585,081
Ares Management Corp., Series A, 7.00%(a)	1,065,590	28,792,242
B. Riley Financial Inc. 6.75%	11,118	285,510
6.88%	166,110	4,332,149
7.38%	166,110	4,365,371
Bank of New York Mellon Corp. (The), 5.20%(a)	1,994,847	51,147,877
Brightsphere Investment Group Inc., 5.13%	207,278	5,152,931
Capitala Finance Corp., 5.75%(d)	88,147	2,151,668
Carlyle Group LP (The), Series A, 5.88%	1,374,976	34,814,392
Charles Schwab Corp. (The)
Series C, 6.00%(a)	2,062,439	54,407,141
Series D, 5.95%(a)	2,578,049	69,401,079
Cowen Inc. 7.35%	199,224	5,165,878
7.75%	166,017	4,367,907
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(a)(b)	2,573,711	53,790,560
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(a)(b)	686,697	15,313,343
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(a)(b)	2,573,711	56,724,590
Series J, 5.50%(a)(c)	3,431,630	91,864,735
Series K, 6.38%(a)(c)	2,402,147	66,779,687
Series N, 6.30%(a)	2,316,363	61,499,438
KKR &Co. Inc.
Series A, 6.75%(a)	1,185,889	31,686,954
Series B, 6.50%	532,204	14,369,508
Ladenburg Thalmann Financial Services Inc., Series A, 8.00%(a)	1,461,958	36,183,460
Legg Mason Inc. 5.45%	1,584,404	41,099,440
6.38%	792,177	22,054,208
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(a)(b)	3,774,993	82,521,347
Series E, 7.13%(a)(c)	2,959,923	84,949,790
Series F, 6.88%(a)(c)	2,917,030	81,735,181
Series G, 6.63%(a)	1,715,876	43,686,203
Series I, 6.38%(a)(c)	3,431,796	95,884,380
Series K, 5.85%(a)(c)	3,431,796	93,688,031
MVC Capital Inc., 6.25%	336,304	8,542,122
Northern Trust Corp., Series C, 5.85%(a)	1,374,976	34,786,893
Oaktree Capital Group LLC
Series A, 6.63%(a)	618,035	16,575,699
Series B, 6.55%(a)	807,809	21,568,500
Prospect Capital Corp., 6.25%	361,344	9,142,003
State Street Corp.
Series C, 5.25%(a)	1,718,684	43,328,024
Series D, 5.90%(a)(c)	2,578,049	70,973,689
Series E, 6.00%(a)	2,578,049	65,198,859
Series G, 5.35%(a)(c)	1,718,684	45,991,984
Stifel Financial Corp. 5.20%	373,523	9,797,508
Series A, 6.25%(a)	438,692	12,125,447
Series B, 6.25%	467,925	12,867,938
Virtus Investment Partners Inc., Series D, 7.25%(d)	84,098	8,098,637

		1,664,018,414

Chemicals — 0.5%
EI du Pont de Nemours &Co., Series B, 4.50%(a)	122,309	14,138,921
International Flavors & Fragrances Inc., 6.00%(a)(d)	1,301,806	61,236,954

		75,375,875

Security	Shares	Value

Commercial Services & Supplies — 0.2%
Pitney Bowes Inc., 6.70%(a)	1,571,413	$33,235,385

Consumer Finance — 2.8%
Capital One Financial Corp.
Series B, 6.00%(a)	3,007,731	76,155,749
Series C, 6.25%(a)	1,718,684	43,499,892
Series D, 6.70%(a)	1,718,684	43,517,079
Series F, 6.20%	1,718,684	44,582,663
Series G, 5.20%(a)	2,062,439	52,200,331
Series H, 6.00%(a)	1,718,684	45,665,434
Series I, Series I5.00%	4,385,945	109,517,047
Navient Corp., 6.00%(a)	1,107,302	25,789,063
SLM Corp., Series B, 3.82%
(3 mo. LIBOR US + 1.700%)(b)	292,477	16,460,605

		457,387,863

Diversified Financial Services — 1.7%
Allied Capital Corp., 6.88%(a)	845,844	22,880,080
Citigroup Capital XIII, 8.64%
(3 mo. LIBOR US + 6.370%)(b)	8,269,008	226,818,890
Compass Diversified Holdings
Series A, 7.25%(a)	348,136	8,122,013
Series B, 7.88%(a)(c)	348,247	8,545,981
Voya Financial Inc., Series B, 5.35%(c)	877,384	24,084,191

		290,451,155

Diversified Telecommunication Services — 3.3%
AT&T Inc. 5.35%	4,190,771	115,371,926
5.63%	2,614,287	73,069,322
GCI Liberty Inc., Series A, 7.00%	645,695	16,936,580
Qwest Corp. 6.13%(a)	2,853,288	70,105,286
6.50%	3,097,524	78,739,060
6.63%	1,299,223	33,831,767
6.75%	2,091,400	53,498,012
6.88%	1,584,403	40,069,552
7.00%	744,655	20,008,880
Telephone & Data Systems Inc. 5.88%(a)	435,649	10,573,201
6.63%	193,006	5,257,483
6.88%(a)	502,664	12,631,946
7.00%(a)	670,250	16,843,382

		546,936,397

Electric Utilities — 9.7%
Alabama Power Co., Series A, 5.00%(a)	859,377	22,782,084
American Electric Power Co. Inc., 6.13%(d)	1,275,463	70,252,502
CMS Energy Corp. 5.63%	633,770	17,156,154
5.88%	1,996,357	56,397,085
5.88%	887,271	25,083,151
Dominion Energy Inc., Series A, 5.25%	2,535,036	67,508,009
DTE Energy Co. 5.25%	633,770	16,211,837
Series B, 5.38%	950,622	24,925,309
Series E, 5.25%(a)	1,255,380	34,937,225
Series F, 6.00%(a)	887,269	24,781,423
Duke Energy Corp. 5.13%(a)	1,840,843	47,567,383
5.63%	1,584,403	43,507,706
Series A, 5.75%	2,924,583	80,806,228

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Entergy Arkansas LLC 4.75%	396,113	$10,096,920
4.88%	1,299,223	34,728,231
4.90%(a)	627,041	17,243,628
Entergy Louisiana LLC 4.70%(a)	316,861	8,105,304
4.88%	855,578	22,638,594
5.25%	633,770	16,370,279
Entergy Mississippi LLC, 4.90%	823,906	22,533,829
Entergy Texas Inc., 5.63%	427,794	12,059,513
Georgia Power Co., Series 2017, 5.00%	855,588	23,169,323
Interstate Power & Light Co., Series D, 5.10%(a)	584,907	15,055,506
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%(a)	792,177	21,729,415
NextEra Energy Capital Holdings Inc. 5.00%(a)	1,687,642	42,933,613
Series I, 5.13%(a)	1,840,843	46,720,595
Series K, 5.25%	1,806,220	49,418,179
Series N, 5.65%	2,178,573	60,019,686
NextEra Energy Inc., 4.87%(d)	2,376,112	119,138,256
Pacific Gas & Electric Co., Series A, 6.00%	299,418	8,060,333
PPL Capital Funding Inc., Series B, 5.90%(a)	1,687,245	43,817,753
SCE Trust II, 5.10%(a)	1,500,935	35,647,206
SCE Trust III, Series H, 5.75%(a)(c)	871,429	21,498,154
SCE Trust IV, Series J, 5.38%(a)(c)	1,029,885	24,562,757
SCE Trust V, Series K, 5.45%(a)(c)	950,633	23,261,990
SCE Trust VI, 5.00%(a)	1,505,199	35,628,060
Sempra Energy, 5.75%	2,400,390	64,354,456
Southern Co. (The) 5.25%	2,535,036	67,837,563
6.25%	3,168,807	84,733,899
Series 2019, Series 20196.75%(d)	2,733,091	146,247,700

		1,609,526,838

Energy Equipment & Services — .00%
Nabors Industries Ltd., 6.00%(a)(d)	512,032	8,233,475

Equity Real Estate Investment Trusts (REITs) — 11.3%
Alexandria Real Estate Equities Inc., Series D, 7.00%(d)	168,152	6,527,661
American Finance Trust, 7.50%	400,000	10,272,000
American Homes 4 Rent
Series D, 6.50%(a)(e)	785,988	21,300,275
Series E, 6.35%(e)	672,654	17,885,870
Series F, 5.88%(a)(e)	555,551	14,738,768
Series G, 5.88%(e)	336,236	8,873,268
Series H, 6.25%(e)	395,321	10,290,206
Ashford Hospitality Trust Inc.
Series F, 7.37%(a)(e)	350,944	7,720,768
Series G, 7.37%(e)	567,450	12,120,732
Series I, 7.50%(a)	465,117	9,790,713
Bluerock Residential Growth REIT Inc., Series A, 8.25%(a)(e)	418,339	11,094,350
Boston Properties Inc., Series B, 5.25%(a)(e)	687,474	17,269,347
Braemar Hotels & Resorts Inc., Series b, 5.50%(a)(d)	363,088	7,574,016
Brookfield Property REIT Inc., Series A, 6.37%(a)(e)	859,375	21,535,937
CBL & Associates Properties Inc.
Series D, 7.37%(a)(e)	1,599,297	13,769,947
Series E, 6.62%(a)(e)	627,711	5,373,206
Cedar Realty Trust Inc., Series C, 6.50%(a)(e)	438,419	9,671,523
City Office REIT Inc., Series A, 6.63%	327,501	8,636,201

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Colony Capital Inc.
Series B, 8.25%(a)(e)	547,193	$13,822,095
Series E, 8.75%(a)	859,365	21,733,341
Series H, 7.12%(a)(e)	988,255	22,690,335
Series I, 7.15%(a)(e)	1,185,888	27,227,988
Series J, 7.12%(a)(e)	1,082,774	25,087,874
CorEnergy Infrastructure Trust Inc., Series A, 7.37%(a)(e)	379,137	9,914,433
Crown Castle International Corp., Series A, 6.88%(d)	146,185	184,510,321
Digital Realty Trust Inc.
Series C, 6.62%(a)(e)	691,621	18,417,867
Series G, 5.88%(a)(e)	859,365	21,638,811
Series I, 6.35%(a)(e)	859,365	22,231,773
Series J, 5.25%(a)(e)	712,638	18,464,451
Series K, 5.85%(a)(e)	614,139	16,587,894
EPR Properties
Series C, 5.75%(a)(d)(e)	394,385	13,136,964
Series E, 9.00%(a)(d)(e)	252,061	9,779,967
Series G, 5.75%(a)(e)	515,488	13,376,914
Equity Commonwealth, Series D, 6.50%(a)(d)(e)	359,392	10,080,946
Farmland Partners Inc., Series B, 6.00%(e)(f)	518,448	12,468,674
Federal Realty Investment Trust, Series C, 5.00%(a)	522,913	13,208,782
Global Net Lease Inc., Series A, 7.25%	435,533	11,149,645
Hersha Hospitality Trust
Series D, 6.50%(a)(e)	664,597	16,448,776
Series E, 6.50%(a)(e)	292,572	7,431,329
iStar Inc.
Series D, 8.00%(e)	292,477	7,645,349
Series I, 7.50%(e)	365,585	9,424,781
Kimco Realty Corp.
Series J, 5.50%(a)(e)	798,410	20,135,900
Series L, 5.13%(a)(e)	798,410	20,750,676
Series M, 5.25%(a)(e)	908,979	23,497,107
Lexington Realty Trust, Series C, 6.50%(a)(d)(e)	141,510	8,135,410
MFA Financial Inc., 8.00%(a)	292,477	7,750,641
Monmouth Real Estate Investment Corp., Series C, 6.13%(a)(e)	1,090,195	27,309,385
National Retail Properties Inc.
Series E, 5.70%(a)(e)	988,255	24,765,670
Series F, 5.20%(a)(e)	1,185,886	30,631,435
National Storage Affiliates Trust, Series A, 6.00%(e)	609,348	16,202,563
Office Properties Income Trust, 5.88%(a)	982,313	26,011,648
Pebblebrook Hotel Trust
Series C, 6.50%(e)	365,594	9,446,949
Series D, 6.38%(a)(e)	365,585	9,801,334
Series E, 6.38%(a)(e)	402,706	10,128,056
Series F, 6.30%(a)(e)	518,235	13,142,440
Pennsylvania REIT
Series C, 7.20%(a)(e)	615,571	11,825,119
Series D, 6.87%(a)(e)	433,119	8,774,991
PS Business Parks Inc.
Series U, 5.75%(e)	672,519	17,270,288
Series V, 5.70%(a)(e)	321,710	8,284,032
Series W, 5.20%(a)(e)	652,075	16,575,746
Series X, 5.25%(a)	814,200	21,389,034
Series Y, 5.20%(a)(e)	714,027	18,664,666
Public Storage
Series A, 5.88%(a)(e)	678,115	17,169,872
Series B, 5.40%(a)(e)	1,031,218	26,584,800
Series C, 5.13%(a)(e)	716,960	18,676,808

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Series D, 4.95%(a)(e)	1,117,147	$28,688,335
Series E, 4.90%(a)(e)	1,203,074	30,979,155
Series F, 5.15%(a)	962,477	24,976,278
Series G, 5.05%(a)(e)	1,031,218	26,780,731
Series H, 5.60%(a)	833,511	23,438,329
Series I, Series I4.88%	804,115	21,116,060
Series U, 5.63%(a)(e)	988,255	24,726,140
Series V, 5.38%(a)(e)	1,701,497	42,894,739
Series W, 5.20%(a)(e)	1,718,682	43,104,545
Series X, 5.20%(a)(e)	773,438	19,436,497
QTS Realty Trust Inc.
Series A, 7.12%(a)(e)	367,811	9,750,670
Series B, 6.50%(a)(d)	271,750	33,014,907
RLJ Lodging Trust, Series A, 1.95%(a)(d)	1,106,777	29,871,911
Saul Centers Inc.
Series C, 6.87%(e)	307,066	7,695,074
Series E, Series E6.00%	292,419	7,550,259
Senior Housing Properties Trust 5.63%(a)	1,288,264	30,982,749
6.25%	792,177	20,485,697
SITE Centers Corp.
Series A, 6.37%(a)(e)	54,029	1,456,622
Series J, 6.50%(e)	723,715	18,273,804
Series K, 6.25%(e)	437,642	11,453,091
SL Green Realty Corp., Series I, 6.50%(e)	672,520	17,478,795
Spirit Realty Capital Inc., Series A, 6.00%(a)	617,359	16,156,285
Summit Hotel Properties Inc., Series E, 6.25%(a)	467,925	12,521,673
Sunstone Hotel Investors Inc., Series E, 6.95%(a)(e)	336,304	9,278,627
Taubman Centers Inc., Series K, 6.25%(e)	497,159	12,841,617
UMH Properties Inc., Series C, 6.75%(e)	712,738	18,623,844
Urstadt Biddle Properties Inc., Series H, 6.25%(e)	335,703	9,147,907
VEREIT Inc., Series F, 6.70%(a)(e)	3,393,304	86,020,256
Vornado Realty Trust
Series K, 5.70%(a)(e)	1,031,219	26,069,216
Series L, 5.40%(a)(e)	1,030,976	25,784,710
Series M, 5.25%(a)(e)	1,097,974	28,382,628
Washington Prime Group Inc., Series H, 7.50%(a)(e)	292,419	6,427,370

		1,879,257,189

Food Products — 1.3%
CHS Inc. 8.00%(a)	1,054,597	29,602,538
Series 1, 7.88%(a)	1,844,069	50,250,880
Series 2, 7.10%(a)(c)	1,443,717	38,417,309
Series 3, 6.75%(a)(c)	1,692,904	44,557,233
Series 4, 7.50%(a)	1,778,879	48,563,397

		211,391,357

Gas Utilities — 0.5%
Entergy New Orleans LLC, 5.50%	348,590	9,586,225
South Jersey Industries Inc. 5.63%	344,203	8,914,858
7.25%(d)	238,352	12,315,648
Southern Co. (The), 5.25%	1,425,949	38,343,768
Spire Inc., Series A, 5.90%	731,121	20,690,724

		89,851,223

Health Care Equipment & Supplies — 2.4%
Becton Dickinson and Co., Series A, 6.13%(a)(d)	4,253,765	263,350,591
Danaher Corp., Series A, 4.75%(d)	120,629	137,523,092

		400,873,683

Security	Shares	Value

Health Care Technology — 0.1%
Change Healthcare Inc., 6.00%(a)(d)	236,351	$11,278,670

Household Products — 0.1%
Energizer Holdings Inc., Series A, 7.50%(d)	185,297	17,543,920

Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp. 6.88%(c)	474,887	13,125,877
Series 19-A, 6.20%(c)	602,437	16,518,822

		29,644,699

Industrial Conglomerates — 0.1%
Hillman Group Capital Trust, 11.60%	174,612	6,034,591
Steel Partners Holdings LP, Series A, 6.00%(a)	709,309	15,016,071

		21,050,662

Insurance — 10.6%
Aegon NV 6.38%(a)	3,681,638	96,201,201
Series 1, 4.00% (3 mo. LIBOR US + 0.875%)(a)(b)	936,348	22,631,531
Allstate Corp. (The) 5.10%(a)(c)	1,840,843	48,874,382
Series A, 5.63%(a)	988,255	25,467,331
Series D, 6.63%(a)	394,819	10,119,211
Series E, 6.63%	2,569,456	64,133,622
Series F, 6.25%(a)	859,365	21,449,750
Series G, 5.63%(a)	1,976,512	53,939,012
Series H, Series H5.10%	3,363,223	88,318,236
American Financial Group Inc./OH 5.88%	253,111	6,760,595
6.00%	303,761	7,903,861
6.25%(a)	303,761	7,697,304
American International Group Inc., Series A, 5.85%	1,462,292	39,891,326
Arch Capital Group Ltd.
Series E, 5.25%(a)	1,546,828	39,227,558
Series F, 5.45%(a)	1,134,330	29,254,371
Argo Group U.S. Inc., 6.50%(a)	237,761	6,091,437
Aspen Insurance Holdings Ltd. 5.63%(a)	859,365	22,446,614
5.63%	731,121	18,753,254
5.95%(a)(c)	945,292	26,704,499
Assurant Inc., Series D, 6.50%(a)(d)	247,076	30,889,441
Assured Guaranty Municipal Holdings Inc. 5.60%	165,953	4,200,270
6.25%	380,697	9,917,157
6.88%	165,953	4,525,538
Athene Holding Ltd.
Series A, 6.35%(c)	2,522,419	70,980,871
Series B, Series B5.63%	1,008,756	26,399,145
Axis Capital Holdings Ltd.
Series D, 5.50%(a)	802,248	20,320,942
Series E, 5.50%(a)	1,890,583	48,701,418
Brighthouse Financial Inc. 6.25%	1,188,290	32,915,633
Series A, 6.60%	1,242,921	34,329,478
Enstar Group Ltd.
Series D, 7.00%(c)	1,374,975	37,289,322
Series E, 7.00%	391,858	10,462,609
Global Indemnity Ltd., 7.88%	380,177	10,371,229
Globe Life Inc., 6.13%	497,806	13,366,091
Hanover Insurance Group Inc. (The), 6.35%	390,969	9,957,980

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Hartford Financial Services Group Inc. (The) 7.88%(a)(c)	2,208,982	$64,413,915
Series G, 6.00%	1,185,886	32,813,466
Maiden Holdings Ltd. 6.63%	181,678	3,242,952
Series A, 8.25%	388,483	2,692,187
Series C, 7.13%	424,534	2,992,965
Series D, 6.70%	385,965	2,670,878
Maiden Holdings North America Ltd., 7.75%	252,676	5,533,604
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(a)(b)	2,062,437	50,735,950
Series E, 5.63%(a)	2,767,133	75,847,116
National General Holdings Corp. 7.63%	292,477	7,753,565
Series B, 7.50%(a)	567,032	13,948,987
Series C, 7.50%(a)	687,474	16,856,862
PartnerRe Ltd.
Series G, 6.50%	468,935	12,492,428
Series H, 7.25%(a)	1,010,050	27,382,455
Series I, 5.88%(a)	535,225	13,953,316
Prudential Financial Inc. 5.63%	1,790,380	49,772,564
5.70%(a)	2,613,990	66,865,864
5.75%(a)	2,116,961	54,575,255
Prudential PLC 6.50%(a)	1,103,287	29,700,486
6.75%(a)	919,399	24,364,073
Reinsurance Group of America Inc. 5.75%(c)	1,267,542	35,871,439
6.20%(a)(c)	1,501,281	41,420,343
RenaissanceRe Holdings Ltd.
Series C, 6.08%	365,585	9,636,821
Series E, 5.38%(a)	945,292	23,811,905
Series F, 5.75%	859,163	22,974,019
Unum Group, 6.25%	950,632	26,275,468
WR Berkley Corp. 5.63%(a)	791,446	19,849,466
5.70%	318,499	8,265,049
5.75%	499,257	12,865,853
5.90%	189,351	4,877,682

		1,764,949,152

Internet & Direct Marketing Retail — 0.5%
eBay Inc., 6.00%	2,376,580	65,189,589
QVC Inc., 6.38%	712,974	18,900,941

		84,090,530

Leisure Products — 0.1%
Brunswick Corp/DE 6.38%	380,373	10,045,651
6.50%	305,950	8,144,389
6.63%	207,442	5,551,148

		23,741,188

Life Sciences Tools & Services — 0.5%
Avantor Inc., Series A, 6.25%(a)(d)	1,509,140	81,025,727

Machinery — 2.0%
Colfax Corp., 5.75%(d)	364,432	47,572,953
Fortive Corp., Series A, 5.00%(d)	120,297	108,523,533
Rexnord Corp., Series A, 5.75%(a)(d)	691,783	37,909,708

Security	Shares	Value

Machinery (continued)
Stanley Black & Decker Inc. 5.38%(a)(d)	644,500	$64,759,360
5.75%(a)	2,761,216	70,604,293

		329,369,847

Marine — 0.5%
Seaspan Corp.
Series D, 7.95%(a)	625,532	15,963,577
Series E, 8.25%	465,404	11,877,110
Series G, 8.20%(a)	670,380	17,134,913
Series H, 7.88%(a)	804,481	20,626,893
Series I, 8.00%(a)(c)	515,612	13,173,886

		78,776,379

Mortgage Real Estate Investment — 3.8%
AG Mortgage Investment Trust Inc.
Series B, 8.00%	336,304	8,599,293
Series C, Series C8.00%(c)	336,236	8,658,077
AGNC Investment Corp.
Series B, 7.75%(a)	626,728	15,975,297
Series C, 7.00%(a)(c)(e)	1,116,883	28,804,413
Series D, 6.88%(c)(e)	687,296	17,436,700
Annaly Capital Management Inc.
Series D, 7.50%(a)(e)	1,581,197	40,399,583
Series F, 6.95%(a)(c)(e)	2,474,933	63,729,525
Series G, 6.50%(a)(c)(e)	1,460,900	36,580,936
Series I, Series I6.75%(c)	1,345,310	34,749,357
ARMOUR Residential REIT Inc., Series B, 7.87%(a)(e)	607,707	15,223,060
Capstead Mortgage Corp., Series E, 7.50%(a)(e)	887,431	22,283,392
Chimera Investment Corp.
Series A, 8.00%(a)(e)	517,365	13,725,693
Series B, 8.00%(a)(c)(e)	1,117,145	29,190,999
Series C, 7.75%(a)(c)(e)	893,736	22,504,273
Series D, 8.00%(c)(e)	698,669	18,123,474
Great Ajax Corp., 7.25%(d)	179,272	4,786,562
Invesco Mortgage Capital Inc.
Series A, 7.75%(e)	409,459	10,736,015
Series B, 7.75%(a)(c)(e)	453,284	12,723,682
Series C, 7.50%(a)(c)(e)	988,267	25,457,758
MFA Financial Inc., Series B, 7.50%(a)(e)	687,472	17,317,420
New Residential Investment Corp.
Series A, Series A7.50%(c)(e)	454,052	11,946,108
Series B, Series B7.13%(c)(e)	826,166	20,918,523
New York Mortgage Trust Inc., Series D, 8.00%(a)(c)(e)	480,668	11,973,440
PennyMac Mortgage Investment Trust
Series A, 8.12%(a)(c)(e)(g)	335,517	8,988,500
Series B, 8.00%(a)(c)(e)(g)	669,587	17,596,746
Ready Capital Corp., 7.00%(a)	190,871	5,176,422
Two Harbors Investment Corp.
Series A, 8.12%(a)(c)(e)	420,319	11,979,092
Series B, 7.63%(a)(c)	988,255	26,149,227
Series C, 7.25%(a)(c)(e)	1,014,033	26,283,735
Series E, 7.50%(a)(e)	712,950	18,201,614
Wells Fargo Real Estate Investment Corp., Series A, 6.38%(a)(e)	631,439	16,051,179

		622,270,095

Multiline Retail — 0.1%
Dillard’s Capital Trust I, 7.50%(a)	446,835	11,680,267

Multi-Utilities — 3.4%
CenterPoint Energy Inc., Series B, 7.00%(d)	1,680,040	87,798,890

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Dominion Energy Inc., Series A, 7.25%(d)	1,109,086	$117,285,845
DTE Energy Co., 6.50%(d)	1,069,486	62,040,883
Just Energy Group Inc., Series A, 8.50%(a)(c)	433,878	8,013,727
NiSource Inc., Series B, 6.50%(c)	1,718,682	47,710,612
Sempra Energy
Series A, 6.00%(d)	1,482,361	175,215,070
Series B, 6.75%(a)(d)	494,104	58,136,277

		556,201,304

Oil, Gas & Consumable Fuels — 2.7%
Chesapeake Energy Corp., 4.50%(a)(d)	187,113	8,034,632
DCP Midstream LP
Series B, 7.88%(c)	554,314	13,336,795
Series C, 7.95%(c)	378,477	9,147,789
El Paso Energy Capital Trust I, 4.75%(d)	345,859	18,147,222
Enbridge Inc., Series B, 6.38%(c)	1,901,266	53,045,321
Energy Transfer Operating LP
Series C, 7.38%(a)(c)	1,546,829	37,959,184
Series D, 7.63%(c)	1,529,643	37,782,182
Series E, 7.60%(c)	2,339,628	59,286,173
GasLog Ltd., Series A, 8.75%	336,304	9,002,858
Golar LNG Partners LP, Series A, 8.75%(a)	474,383	11,916,501
Hoegh LNG Partners LP, Series A, 8.75%	525,127	14,209,937
NGL Energy Partners LP, Series B, 9.00%(a)(c)	721,844	17,612,994
NuStar Energy LP
Series A, 8.50%(c)	807,958	19,318,276
Series B, 7.63%(a)(c)	1,323,419	27,924,141
Series C, 9.00%(a)(c)	615,534	14,945,166
NuStar Logistics LP, 9.04%
(3 mo. LIBOR US + 6.734%)(a)(b)	1,510,838	39,115,596
Targa Resources Partners LP, Series A, 9.00%(c)	365,585	10,057,243
Teekay LNG Partners LP 9.00%(a)	429,693	11,038,813
Series B, 8.50%(c)	574,129	14,336,001
Teekay Offshore Partners LP
Series A, 7.25%	434,253	7,490,864
Series B, 8.50%	436,707	6,917,439
Series E, 8.88%(c)	423,909	6,994,498

		447,619,625

Real Estate Management & Development — 0.2%
Brookfield Property Partners LP
Series A, 6.50%	538,103	14,114,442
Series A2, Series A26.38%	731,121	18,979,901

		33,094,343

Road & Rail — 0.1%
GATX Corp., 5.63%	475,316	13,056,930

Software — 0.2%
Tennessee Valley Authority
Series A, 3.36% (30 Year CMT + 0.840%)(b)	518,314	13,014,864
Series D, 3.55% (30 Year CMT + 0.940%)(a)(b)	610,819	15,557,560

		28,572,424

Specialty Retail — 0.1%
TravelCenters of America Inc. 8.00%	199,151	4,998,690
8.00%	290,280	7,460,196

Security	Shares	Value

Specialty Retail (continued)
8.25%	383,224	$9,576,768

		22,035,654

Thrifts & Mortgage Finance — 0.4%
Federal Agricultural Mortgage Corp., Series D, 5.70%(a)	292,477	7,826,685
Merchants Bancorp./IN, Series H, 6.00%(c)	365,583	9,717,196
New York Community Bancorp Inc., Series A, 6.38%(a)(c)	1,770,286	49,302,465
New York Community Capital Trust V, 6.00%(d)	120,409	6,020,450

		72,866,796

Trading Companies & Distributors — 0.2%
Air Lease Corp., Series A, 6.15%(a)(c)	731,121	20,127,761
Triton International Ltd/Bermuda, 8.00%	420,403	10,993,539

		31,121,300

Water Utilities — 0.2%
Aqua America Inc., 6.00%(d)	593,846	35,987,068

Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.95%(a)	764,054	19,361,128
United States Cellular Corp. 7.25%(a)	456,487	11,909,746
7.25%	497,976	13,241,182

		44,512,056

Total Preferred Stocks — 99.0% (Cost: $16,183,021,377)		16,414,180,304

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(g)(h)(i)	148,772,642	148,847,029
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(g)(h)	641,772,000	641,772,000

		790,619,029

Total Short-Term Investments — 4.8% (Cost: $790,596,027)		790,619,029

Total Investments in Securities — 103.8% (Cost: $16,973,617,404)		17,204,799,333

Other Assets, Less Liabilities — (3.8)%		(632,553,556)

Net Assets — 100.0%		$16,572,245,777

(a)	All or a portion of this security is on loan.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Convertible preferred stock.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Preferred and Income Securities ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	44,046,900	104,725,742	(b)	—	148,772,642	$148,847,029	$2,864,953	(c)	$12,006	$10,349
BlackRock Cash Funds: Treasury, SL Agency Shares	270,452,652	371,319,348	(b)	—	641,772,000	641,772,000	2,457,570		—	—
iShares 0-5 Year High Yield Corporate Bond ETF	208,480	—		(208,480)	—	—	85,329		(318,920)	195,672
iShares Core U.S. Aggregate Bond ETF	155,000	—		(155,000)	—	—	80,947		11,882	146,599
PennyMac Mortgage Investment Trust
Series A, 8.13%	106,808	228,709		—	335,517	8,988,500	204,231		—	234,749
Series B, 8.00%	765,656	44,809		(140,878)	669,587	17,596,746	764,075		25,288	708,443

						$817,204,275	$6,457,105		$(269,744)	$1,295,812

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$16,414,180,304	$—	$—	$16,414,180,304
Money Market Funds	790,619,029	—	—	790,619,029

	$17,204,799,333	$—	$—	$17,204,799,333

See notes to financial statements.

SCHEDULE OF INVESTMENTS	15

Statements of Assets and Liabilities  (unaudited)

September 30, 2019

	iShares International Preferred Stock ETF	iShares Preferred and Income Securities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$44,221,458	$16,387,595,058
Affiliated(c)	. 166,000	817,204,275
Cash	563	1,134,576
Foreign currency, at value(d)	125,132	—
Receivables:
Investments sold	1,076,566	632,519,188
Securities lending income — Affiliated	27	600,206
Capital shares sold	2,987,286	726,618
Dividends	. 112,746	54,431,643

Total assets	48,689,778	17,894,211,564

LIABILITIES
Collateral on securities loaned, at value	126,000	148,795,933
Payables:
Investments purchased	—	1,166,913,555
Investment advisory fees	19,190	6,256,299

Total liabilities	145,190	1,321,965,787

NET ASSETS	$48,544,588	$16,572,245,777

NET ASSETS CONSIST OF:
Paid-in capital	$70,765,010	$17,788,215,419
Accumulated loss	(22,220,422)	(1,215,969,642)

NET ASSETS	$48,544,588	$16,572,245,777

Shares outstanding	3,250,000	442,450,000

Net asset value	$14.94	$37.46

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$144,843,487
(b) Investments, at cost — Unaffiliated	$50,259,064	$16,157,283,495
(c) Investments, at cost — Affiliated	$166,000	$816,333,909
(d) Foreign currency, at cost	$125,117	$—

See notes to financial statements.

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended September 30, 2019

	iShares International Preferred Stock ETF	iShares Preferred and Income Securities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,254,168	$464,226,814
Dividends — Affiliated	479	3,592,152
Securities lending income — Affiliated — net	52	2,864,953
Foreign taxes withheld	(161,080)	(203,458)

Total investment income	1,093,619	470,480,461

EXPENSES
Investment advisory fees	119,534	35,957,485

Total expenses	119,534	35,957,485

Net investment income	974,085	434,522,976

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,810,826)	(144,417,943)
Investments — Affiliated	(1)	(274,879)
In-kind redemptions — Unaffiliated	(49,806)	9,088,708
In-kind redemptions — Affiliated	—	5,135
Foreign currency transactions	(5,960)	—

Net realized loss	(1,866,593)	(135,598,979)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	248,135	530,198,965
Investments — Affiliated	—	1,295,812
Foreign currency translations	(335)	—

Net change in unrealized appreciation (depreciation)	247,800	531,494,777

Net realized and unrealized gain (loss)	(1,618,793)	395,895,798

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(644,708)	$830,418,774

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Changes in Net Assets

	iShares International Preferred Stock ETF		iShares Preferred and Income Securities ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$974,085	$2,530,164	$434,522,976	$888,368,160
Net realized loss	(1,866,593)	(588,211)	(135,598,979)	(585,178,871)
Net change in unrealized appreciation (depreciation)	247,800	(8,975,523)	531,494,777	59,967,895

Net increase (decrease) in net assets resulting from operations	(644,708)	(7,033,570)	830,418,774	363,157,184

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,047,389)	(2,866,985)	(418,376,669)	(915,531,642)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,034,290	(38,625,233)	1,789,482,759	(1,699,783,885)

NET ASSETS
Total increase (decrease) in net assets	4,342,193	(48,525,788)	2,201,524,864	(2,252,158,343)
Beginning of period	44,202,395	92,728,183	14,370,720,913	16,622,879,256

End of period	$48,544,588	$44,202,395	$16,572,245,777	$14,370,720,913

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF
	Six Months Ended 09/30/19 (unaudited)
			Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$15.51		$18.18	$17.10	$15.97	$20.32	$23.87

Net investment income(a)	0.34		0.68	0.69	0.74	0.83	0.89
Net realized and unrealized gain (loss)(b)	(0.55)		(2.60)	1.03	1.17	(4.20)	(3.54)

Net increase (decrease) from investment operations	(0.21)		(1.92)	1.72	1.91	(3.37)	(2.65)

Distributions(c)
From net investment income	(0.36)		(0.75)	(0.64)	(0.78)	(0.98)	(0.90)

Total distributions	(0.36)		(0.75)	(0.64)	(0.78)	(0.98)	(0.90)

Net asset value, end of period	$14.94		$15.51	$18.18	$17.10	$15.97	$20.32

Total Return
Based on net asset value	(1.33	)%(d)	(10.89)%	10.16%	12.35%	(16.73)%	(11.52)%

Ratios to Average Net Assets
Total expenses	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	4.48	%(e)	3.96%	3.78%	4.55%	4.56%	3.88%

Supplemental Data
Net assets, end of period (000)	$48,545		$44,202	$92,728	$62,419	$24,756	$34,546

Portfolio turnover rate(f)	22	%(d)	34%	15%	40%	32%	47%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Preferred and Income Securities ETF
	Six Months Ended 09/30/19 (unaudited)
			Year Ended 03/31/19		Year Ended 03/31/18		Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$36.47		$37.54		$38.73		$38.93	$40.07	$39.03

Net investment income(a)	1.03		2.10		2.14		2.17	2.24	2.35
Net realized and unrealized gain (loss)(b)	0.97		(1.02)		(1.22)		(0.18)	(1.13)	1.12

Net increase from investment operations	2.00		1.08		0.92		1.99	1.11	3.47

Distributions(c)
From net investment income	(1.01)		(2.15)		(2.11)		(2.19)	(2.25)	(2.43)

Total distributions	(1.01)		(2.15)		(2.11)		(2.19)	(2.25)	(2.43)

Net asset value, end of period	$37.46		$36.47		$37.54		$38.73	$38.93	$40.07

Total Return
Based on net asset value	5.53	%(d)	3.01%		2.41%		5.26%	2.92%	9.19%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.46	%(f)	0.47	%(f)	0.47%	0.47%	0.47%

Net investment income	5.60	%(e)	5.73%		5.55%		5.59%	5.74%	5.94%

Supplemental Data
Net assets, end of period (000)	$16,572,246		$14,370,721		$16,622,879		$17,272,398	$14,559,042	$13,078,776

Portfolio turnover rate(g)	28	%(d)	28%		22%		23%	15%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
Preferred and Income Securities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements  (unaudited) (continued)

Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Preferred and Income Securities
Barclays Capital Inc.	$10,937,868	$10,937,868		$—	$—
BMO Capital Markets	21,184	21,184		—	—
BofA Securities, Inc.	57,927	57,927		—	—
Citigroup Global Markets Inc.	2,816,872	2,816,872		—	—
Credit Suisse Securities (USA) LLC	168,300	168,300		—	—
Deutsche Bank Securities Inc.	1,342,176	1,342,176		—	—
Goldman Sachs & Co.	861,309	861,309		—	—
Jefferies LLC	19,190,022	19,190,022		—	—
JPMorgan Securities LLC	15,505,519	15,505,519		—	—
Mizuho Securities Usa Inc.	1,908,800	1,908,800		—	—
Morgan Stanley & Co. LLC	5,501,474	5,501,474		—	—
National Financial Services LLC	9,301,649	9,301,649		—	—
Nomura Securities International Inc.	2,930,580	2,930,580		—	—
UBS AG	1,230,820	1,230,820		—	—
UBS Securities LLC	34,646,498	34,646,498		—	—
Wells Fargo Securities LLC	38,422,489	38,422,489		—	—

	$144,843,487	$144,843,487		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Preferred and Income Securities ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.4800%
Over $46 billion, up to and including $81 billion	0.4560
Over $81 billion, up to and including $111 billion	0.4332
Over $111 billion, up to and including $141 billion	0.4116
Over $141 billion	0.3910

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International Preferred Stock ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (unaudited) (continued)

market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares Preferred and Income Securities ETF (the “Group 1 Fund”), retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, the iShares International Preferred Stock ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) The Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended September 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
International Preferred Stock	$14
Preferred and Income Securities	1,055,982

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
International Preferred Stock	$9,401,649	$10,213,463
Preferred and Income Securities	4,712,483,581	4,244,670,391

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
International Preferred Stock	$5,190,692	$2,216,790
Preferred and Income Securities	1,558,627,634	181,367,276

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
International Preferred Stock	$14,077,618
Preferred and Income Securities	1,319,199,976

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Preferred Stock	$50,730,739	$81,189	$(6,424,470)	$(6,343,281)
Preferred and Income Securities	16,993,918,764	442,567,199	(231,686,630)	210,880,569

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (unaudited) (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
International Preferred Stock
Shares sold	550,000	$8,263,394	—	$—
Shares redeemed	(150,000)	(2,229,104)	(2,250,000)	(38,625,233)

Net increase(decrease)	400,000	$6,034,290	(2,250,000)	$(38,625,233)

Preferred and Income Securities
Shares sold	54,850,000	$2,027,372,663	37,950,000	$1,412,076,230
Shares redeemed	(6,450,000)	(237,889,904)	(86,650,000)	(3,111,860,115)

Net increase(decrease)	48,400,000	$1,789,482,759	(48,700,000)	$(1,699,783,885)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iShares International Preferred Stock ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also noted that BFA pays BIL for its sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	27

Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

iShares Preferred and Income Securities ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	29

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
International Preferred Stock(a)	$0.336797	$—	$0.026746	$0.363543	93%	—%	7%	100%
Preferred and Income Securities(a)	0.784500	—	0.221379	1.005879	78	—	22	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	31

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

Portfolio Abbreviations — Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

GLOSSARY OF TERMS USED IN THIS REPORT	33

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-309-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core S&P 500 ETF | IVV | NYSE Arca

•	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca

•	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca

•	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

•	iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ

•	iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® Core S&P 500 ETF

Investment Objective

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.06%	4.22%	10.79%	13.17%	4.22%	66.92%	244.71%
Fund Market	6.08	4.23	10.79	13.19	4.23	66.89	245.27
Index	6.08	4.25	10.84	13.24	4.25	67.27	246.74

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,060.60	$0.21		$1,000.00	$1,024.80	$0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	21.9%
Health Care	13.7
Financials	13.0
Communication Services	10.4
Consumer Discretionary	10.1
Industrials	9.3
Consumer Staples	7.6
Energy	4.5
Utilities	3.6
Real Estate	3.2
Materials	2.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	4.3%
Apple Inc.	3.9
Amazon. com Inc.	2.9
Facebook Inc., Class A	1.7
Berkshire Hathaway Inc., Class B	1.7
JPMorgan Chase & Co.	1.5
Alphabet Inc., Class C	1.5
Alphabet Inc., Class A	1.5
Johnson & Johnson	1.4
Procter & Gamble Co. (The)	1.3

FUND SUMMARY	3

Fund Summary as of September 30, 2019	iShares® Core S&P Mid-Cap ETF

Investment Objective

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.94%	(2.54)%	8.82%	12.45%	(2.54)%	52.57%	223.30%
Fund Market	2.93	(2.55)	8.83	12.46	(2.55)	52.63	223.71
Index	2.96	(2.49)	8.88	12.56	(2.49)	53.04	226.54

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,029.40	$0.36		$1,000.00	$1,024.70	$0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	16.8%
Industrials	15.9
Information Technology	15.2
Consumer Discretionary	12.5
Real Estate	11.4
Health Care	9.8
Materials	6.1
Utilities	4.9
Consumer Staples	2.8
Communication Services	2.4
Energy	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
STERIS PLC	0.7%
Teledyne Technologies Inc.	0.7
Alleghany Corp.	0.7
Zebra Technologies Corp., Class A	0.6
Old Dominion Freight Line Inc.	0.6
Camden Property Trust	0.6
UGI Corp.	0.6
West Pharmaceutical Services Inc.	0.6
WR Berkley Corp.	0.6
Tyler Technologies Inc.	0.6

(a)	Excludes money market funds.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Core S&P Small-Cap ETF

Investment Objective

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.66%	(9.35)%	9.87%	12.97%	(9.35)%	60.09%	238.67%
Fund Market	1.58	(9.45)	9.85	12.98	(9.45)	59.94	238.77
Index	1.66	(9.34)	9.89	13.02	(9.34)	60.23	240.11

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,016.60	$0.35	$1,000.00	$1,024.70	$0.35	0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	18.5%
Financials	17.4
Information Technology	14.1
Consumer Discretionary	14.0
Health Care	12.2
Real Estate	6.9
Materials	4.6
Consumer Staples	4.3
Energy	3.8
Utilities	2.3
Communication Services	1.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Mercury Systems Inc.	0.6%
Cabot Microelectronics Corp.	0.6
SolarEdge Technologies Inc.	0.5
FTI Consulting Inc.	0.5
RLI Corp.	0.5
Medicines Co. (The)	0.5
Aerojet Rocketdyne Holdings Inc.	0.5
Exponent Inc.	0.5
Neogen Corp.	0.5
Glacier Bancorp. Inc.	0.5

FUND SUMMARY	5

Fund Summary as of September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF

Investment Objective

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.27%	2.84%	10.51%	13.03%	2.84%	64.82%	240.33%
Fund Market	5.28	2.85	10.50	13.04	2.85	64.76	240.79
Index	5.27	2.81	10.52	13.12	2.81	64.91	243.15

Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500®. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,052.70	$0.15		$1,000.00	$1,024.80	$0.15		0.03%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	21.4%
Financials	13.7
Health Care	13.4
Consumer Discretionary	10.3
Industrials	10.1
Communication Services	9.4
Consumer Staples	6.8
Real Estate	4.3
Energy	4.2
Utilities	3.5
Materials	2.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	3.6%
Apple Inc.	3.3
Amazon. com Inc.	2.5
Facebook Inc., Class A	1.5
Berkshire Hathaway Inc., Class B	1.4
JPMorgan Chase & Co.	1.3
Alphabet Inc., Class C	1.3
Alphabet Inc., Class A	1.3
Johnson & Johnson	1.2
Procter & Gamble Co. (The)	1.1

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Core S&P U.S. Growth ETF

Investment Objective

The iShares Core S&PU.S. Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 900 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.16%	2.85%	12.55%	14.35%	2.85%	80.61%	282.28%
Fund Market	5.16	2.85	12.54	14.36	2.85	80.56	282.68
Index	5.16	2.87	12.59	14.49	2.87	80.92	287.05

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Growth Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Growth IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,051.60	$0.21		$1,000.00	$1,024.80	$0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	26.3%
Health Care	16.4
Communication Services	13.4
Consumer Discretionary	12.5
Industrials	9.0
Financials	5.7
Consumer Staples	5.5
Real Estate	4.0
Energy	2.7
Materials	2.3
Utilities	2.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	7.6%
Amazon. com Inc.	5.2
Facebook Inc., Class A	3.1
Alphabet Inc., Class C	2.6
Alphabet Inc., Class A	2.6
Visa Inc., Class A	2.1
Verizon Communications Inc.	1.8
Mastercard Inc., Class A	1.7
Merck & Co. Inc.	1.5
Cisco Systems Inc.	1.5

FUND SUMMARY	7

Fund Summary as of September 30, 2019	iShares® Core S&P U.S. Value ETF

Investment Objective

The iShares Core S&PU.S. Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 900 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.68%	5.05%	8.41%	11.57%	5.05%	49.71%	198.83%
Fund Market	6.68	5.03	8.40	11.59	5.03	49.65	199.35
Index	6.69	4.97	8.41	11.70	4.97	49.77	202.35

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Value Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Value IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,066.80	$0.21		$1,000.00	$1,024.80	$0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	21.8%
Information Technology	16.1
Industrials	10.7
Health Care	10.0
Consumer Staples	9.3
Consumer Discretionary	7.7
Energy	6.3
Communication Services	5.8
Utilities	5.3
Materials	3.6
Real Estate	3.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	7.7%
JPMorgan Chase & Co.	3.1
AT&T Inc.	2.3
Bank of America Corp.	2.0
Chevron Corp.	1.8
Berkshire Hathaway Inc., Class B	1.7
UnitedHealth Group Inc.	1.7
Wells Fargo & Co.	1.7
Walmart Inc.	1.4
Citigroup Inc.	1.3

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	4,029,700	$1,533,179,959	0.8%
Other securities		3,513,858,033	1.9

		5,047,037,992	2.7

Air Freight & Logistics
Other securities		1,076,054,792	0.6

Airlines
Other securities		737,503,139	0.4

Auto Components
Other securities		225,562,716	0.1

Automobiles
Other securities		668,278,641	0.4

Banks
Bank of America Corp.	63,150,604	1,842,103,119	1.0
Citigroup Inc.	17,029,097	1,176,370,021	0.6
JPMorgan Chase & Co.	24,103,109	2,836,694,898	1.5
Wells Fargo & Co.	30,224,632	1,524,530,438	0.8
Other securities		2,786,429,050	1.5

		10,166,127,526	5.4

Beverages
Coca-Cola Co. (The)	29,009,985	1,579,303,584	0.9
PepsiCo Inc.	10,539,610	1,444,980,531	0.8
Other securities		597,750,053	0.2

		3,622,034,168	1.9

Biotechnology
AbbVie Inc.	11,145,031	843,901,747	0.4
Amgen Inc.	4,520,635	874,788,079	0.5
Other securities		2,219,711,786	1.2

		3,938,401,612	2.1

Building Products
Other securities		532,924,952	0.3

Capital Markets
BlackRock Inc.(a)	884,080	393,981,411	0.2
Other securities		4,613,637,150	2.5

		5,007,618,561	2.7

Chemicals
Other securities		3,646,665,349	2.0

Commercial Services & Supplies
Other securities		802,910,513	0.4

Communications Equipment
Cisco Systems Inc.	32,001,617	1,581,199,896	0.9
Other securities		441,339,469	0.2

		2,022,539,365	1.1

Construction & Engineering
Other securities		134,678,810	0.1

Construction Materials
Other securities		279,823,706	0.1

Consumer Finance
Other securities		1,281,867,528	0.7

Containers & Packaging
Other securities		694,626,680	0.4

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$182,553,566	0.1%

Diversified Consumer Services
Other securities		34,081,534	0.0

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)(c)	14,781,190	3,074,783,144	1.6

Diversified Telecommunication Services
AT&T Inc.	55,081,238	2,084,274,046	1.1
Verizon Communications Inc.	31,177,774	1,881,890,439	1.0
Other securities		92,790,784	0.1

		4,058,955,269	2.2

Electric Utilities
NextEra Energy Inc.	3,684,277	858,399,698	0.5
Other securities		3,227,341,132	1.7

		4,085,740,830	2.2

Electrical Equipment
Other securities		877,034,788	0.5

Electronic Equipment, Instruments & Components
Other securities		983,171,560	0.5

Energy Equipment & Services
Other securities		766,922,243	0.4

Entertainment
Netflix Inc.(b)(c)	3,300,465	883,270,443	0.5
Walt Disney Co. (The)	13,579,060	1,769,623,099	0.9
Other securities		695,784,391	0.4

		3,348,677,933	1.8

Equity Real Estate Investment Trusts (REITs)
Other securities		5,868,544,999	3.1

Food & Staples Retailing
Costco Wholesale Corp.	3,315,194	955,140,543	0.5
Walmart Inc.	10,720,314	1,272,286,866	0.7
Other securities		779,412,644	0.4

		3,006,840,053	1.6

Food Products
Other securities		2,225,816,323	1.2

Gas Utilities
Other securities		101,957,859	0.1

Health Care Equipment & Supplies
Abbott Laboratories	13,322,905	1,114,727,461	0.6
Medtronic PLC	10,113,697	1,098,549,768	0.6
Other securities		4,510,070,506	2.4

		6,723,347,735	3.6

Health Care Providers & Services
UnitedHealth Group Inc.	7,143,759	1,552,481,706	0.8
Other securities		3,074,108,414	1.7

		4,626,590,120	2.5

Health Care Technology
Other securities		163,745,976	0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	5,724,798	1,229,171,379	0.7
Other securities		2,334,067,025	1.2

		3,563,238,404	1.9

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Durables
Other securities		$738,245,974	0.4%

Household Products
Procter & Gamble Co. (The)	18,865,216	2,346,455,566	1.3
Other securities		1,126,359,998	0.6

		3,472,815,564	1.9

Independent Power and Renewable Electricity Producers
Other securities		157,197,193	0.1

Industrial Conglomerates
Honeywell International Inc.	5,423,757	917,699,684	0.5
Other securities		1,580,081,036	0.8

		2,497,780,720	1.3

Insurance
Other securities		4,574,634,881	2.4

Interactive Media & Services
Alphabet Inc., Class A(b)(c)	2,257,916	2,757,231,544	1.5
Alphabet Inc., Class C, NVS(b)(c)	2,277,953	2,776,824,707	1.5
Facebook Inc., Class A(b)	18,134,691	3,229,425,773	1.7
Other securities		271,081,645	0.1

		9,034,563,669	4.8

Internet & Direct Marketing Retail
Amazon.com Inc.(b)(c)	3,132,183	5,437,187,792	2.9
Other securities		1,003,448,186	0.6

		6,440,635,978	3.5

IT Services
Accenture PLC, Class A	4,802,862	923,830,506	0.5
International Business Machines Corp.	6,677,854	971,093,529	0.5
Mastercard Inc., Class A	6,729,823	1,827,618,032	1.0
PayPal Holdings Inc.(b)	8,869,949	918,838,017	0.5
Visa Inc., Class A(c)	13,018,162	2,239,254,046	1.2
Other securities		3,395,639,068	1.8

		10,276,273,198	5.5

Leisure Products
Other securities		105,637,305	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	3,018,847	879,299,565	0.5
Other securities		1,036,426,841	0.5

		1,915,726,406	1.0

Machinery
Other securities		2,944,863,466	1.6

Media
Comcast Corp., Class A	34,189,573	1,541,265,951	0.8
Other securities		1,125,537,928	0.6

		2,666,803,879	1.4

Metals & Mining
Other securities		454,459,559	0.2

Multi-Utilities
Other securities		2,174,742,266	1.2

Multiline Retail
Other securities		1,043,203,758	0.6

Oil, Gas & Consumable Fuels
Chevron Corp.	14,310,553	1,697,231,586	0.9
Exxon Mobil Corp.	31,894,696	2,252,084,485	1.2

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels (continued)
Other securities		$3,711,471,983	2.0%

		7,660,788,054	4.1

Personal Products
Other securities		353,252,569	0.2

Pharmaceuticals
Johnson & Johnson	19,894,418	2,573,939,801	1.4
Merck & Co. Inc.	19,300,478	1,624,714,238	0.9
Pfizer Inc.	41,693,850	1,498,060,031	0.8
Other securities		2,361,598,074	1.2

		8,058,312,144	4.3

Professional Services
Other securities		629,811,853	0.3

Real Estate Management & Development
Other securities		134,421,433	0.1

Road & Rail
Union Pacific Corp.	5,310,850	860,251,483	0.5
Other securities		944,439,857	0.5

		1,804,691,340	1.0

Semiconductors & Semiconductor Equipment
Intel Corp.	33,393,989	1,720,792,253	0.9
Texas Instruments Inc.	7,037,763	909,560,490	0.5
Other securities		4,658,235,919	2.5

		7,288,588,662	3.9

Software
Adobe Inc.(b)(c)	3,659,311	1,010,884,664	0.5
Microsoft Corp.	57,556,830	8,002,126,075	4.3
Oracle Corp.	16,596,289	913,293,784	0.5
salesforce.com Inc.(b)(c)	6,610,955	981,330,160	0.5
Other securities		1,474,436,011	0.8

		12,382,070,694	6.6

Specialty Retail
Home Depot Inc. (The)	8,255,424	1,915,423,476	1.0
Other securities		2,528,264,277	1.4

		4,443,687,753	2.4

Technology Hardware, Storage & Peripherals
Apple Inc.	32,022,265	7,172,026,692	3.8
Other securities		727,869,063	0.4

		7,899,895,755	4.2

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	9,436,733	886,297,963	0.5
Other securities		494,081,674	0.2

		1,380,379,637	0.7

Tobacco
Philip Morris International Inc.	11,728,150	890,518,429	0.5
Other securities		575,953,105	0.3

		1,466,471,534	0.8

Trading Companies & Distributors
Other securities		312,160,320	0.2

Water Utilities
Other securities		169,174,675	0.1

Wireless Telecommunication Services
Other securities		187,688,351	0.1

Total Common Stocks (Cost: $164,443,348,874)		186,245,636,976	99.8

SCHEDULE OF INVESTMENTS	11

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(a)(d)(e)	1,342,696,714	$1,343,368,062	0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(a)(d)	110,021,000	110,021,000	0.1

		1,453,389,062	0.8

Total Short-Term Investments (Cost: $1,452,977,436)		1,453,389,062	0.8

Total Investments In Securities (Cost: $165,896,326,310)		187,699,026,038	100.6

Other Assets, Less Liabilities		(1,196,170,530)	(0.6)

Net Assets		$186,502,855,508	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	812,588,318	530,108,396	(b)	—		1,342,696,714	$1,343,368,062	$2,089,676	(c)	$874		$102,780
BlackRock Cash Funds: Treasury, SLAgency Shares	256,687,240	—		(146,666,240	)(b)	110,021,000	110,021,000	4,509,194		—		—
BlackRock Inc.	872,393	120,217		(108,530)		884,080	393,981,411	5,893,384		4,391,604		12,068,833

							$1,847,370,473	$12,492,254		$4,392,478		$12,171,613

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1,703	12/20/19	$253,619	$(2,790,897)

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P 500 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,790,897

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$48,340,855

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,723,516)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$295,462,382

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$186,245,636,976	$—	$—	$186,245,636,976
Money Market Funds	1,453,389,062	—	—	1,453,389,062

	$187,699,026,038	$—	$—	$187,699,026,038

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,790,897)	$—	$—	$(2,790,897)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Teledyne Technologies Inc.(a)(b)	1,039,993	$334,867,346	0.7%
Other securities		254,162,937	0.5

		589,030,283	1.2

Air Freight & Logistics
Other securities		188,604,127	0.4

Airlines
Other securities		141,865,616	0.3

Auto Components
Other securities		512,807,877	1.0

Automobiles
Other securities		89,419,154	0.2

Banks
Other securities		3,424,131,664	6.9

Beverages
Other securities		95,907,774	0.2

Biotechnology
Other securities		408,794,578	0.8

Building Products
Lennox International Inc.	1,007,448	244,779,641	0.5
Other securities		398,743,915	0.8

		643,523,556	1.3

Capital Markets
FactSet Research Systems Inc.(b)	1,093,651	265,724,383	0.5
SEI Investments Co.	3,626,641	214,896,612	0.4
Other securities		749,602,503	1.6

		1,230,223,498	2.5

Chemicals
RPM International Inc.	3,706,994	255,078,257	0.5
Other securities		1,009,383,172	2.0

		1,264,461,429	2.5

Commercial Services & Supplies
Other securities		938,927,128	1.9

Communications Equipment
Other securities		541,229,240	1.1

Construction & Engineering
Other securities		670,783,551	1.3

Construction Materials
Other securities		108,091,659	0.2

Consumer Finance
Other securities		329,319,666	0.7

Containers & Packaging
AptarGroup Inc.	1,830,785	216,856,483	0.5
Other securities		307,429,284	0.6

		524,285,767	1.1

Distributors
Pool Corp.	1,141,276	230,195,369	0.5

Diversified Consumer Services
Service Corp. International/U.S	5,213,280	249,246,917	0.5

Security	Shares	Value	% of Net Assets

Diversified Consumer Services (continued)
Other securities		$245,813,714	0.5%

		495,060,631	1.0

Diversified Financial Services
Other securities		132,505,006	0.3

Electric Utilities
OGE Energy Corp.	5,722,569	259,690,181	0.5
Other securities		552,089,142	1.1

		811,779,323	1.6

Electrical Equipment
Hubbell Inc.	1,555,428	204,383,239	0.4
Other securities		420,032,986	0.9

		624,416,225	1.3

Electronic Equipment, Instruments & Components
Cognex Corp.(b)	4,878,802	239,695,542	0.5
Trimble Inc.(a)(b)	7,198,093	279,357,989	0.6
Zebra Technologies Corp., Class A(a)(b)	1,547,050	319,264,709	0.6
Other securities		1,271,849,118	2.6

		2,110,167,358	4.3

Energy Equipment & Services
Other securities		280,953,984	0.6

Entertainment
Live Nation Entertainment Inc.(a)(b)	3,975,595	263,740,972	0.5
Other securities		214,865,738	0.5

		478,606,710	1.0

Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	2,768,060	307,282,341	0.6
CyrusOne Inc.	3,235,896	255,959,374	0.5
Kilroy Realty Corp.	2,655,630	206,847,021	0.4
Liberty Property Trust	4,510,366	231,517,087	0.5
Medical Properties Trust Inc.	12,758,487	249,556,006	0.5
National Retail Properties Inc.	4,906,706	276,738,218	0.6
Omega Healthcare Investors Inc.	6,190,778	258,712,613	0.5
Other securities		3,663,927,615	7.4

		5,450,540,275	11.0

Food & Staples Retailing
Other securities		234,700,332	0.5

Food Products
Post Holdings Inc.(a)(b)	1,963,490	207,815,782	0.4
Other securities		652,069,828	1.3

		859,885,610	1.7

Gas Utilities
UGI Corp.	5,973,685	300,297,145	0.6
Other securities		645,092,679	1.3

		945,389,824	1.9

Health Care Equipment & Supplies
Masimo Corp.(a)(b)	1,402,509	208,679,314	0.4
STERIS PLC(b)	2,421,007	349,811,301	0.7
West Pharmaceutical Services Inc.(b)	2,108,314	299,001,092	0.6
Other securities		1,155,601,493	2.4

		2,013,093,200	4.1

Health Care Providers &Services
Other securities		1,076,916,599	2.2

Health Care Technology
Other securities		215,139,218	0.4

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Domino’s Pizza Inc.(b)	1,178,757	$288,312,175	0.6%
Other securities		1,752,191,602	3.5

		2,040,503,777	4.1

Household Durables
Other securities		510,732,206	1.0

Household Products
Other securities		89,510,242	0.2

Industrial Conglomerates
Carlisle Companies Inc.	1,618,234	235,517,776	0.5

Insurance
Alleghany Corp.(a)	412,519	329,091,158	0.7
American Financial Group Inc./OH	2,060,705	222,247,034	0.4
Brown & Brown Inc.	6,674,032	240,665,594	0.5
Reinsurance Group of America Inc.	1,794,193	286,855,577	0.6
RenaissanceRe Holdings Ltd.	1,262,490	244,228,691	0.5
WR Berkley Corp.	4,136,897	298,808,070	0.6
Other securities		1,260,729,455	2.5

		2,882,625,579	5.8

Interactive Media & Services
Other securities		64,210,251	0.1

Internet & Direct Marketing Retail
Other securities		341,363,987	0.7

IT Services
WEX Inc.(a)(b)	1,237,133	249,987,465	0.5
Other securities		994,528,319	2.0

		1,244,515,784	2.5

Leisure Products
Other securities		384,776,245	0.8

Life Sciences Tools & Services
Bio-Rad Laboratories Inc., Class A(a)(b)	614,446	204,450,762	0.4
Bio-Techne Corp.(b)	1,088,162	212,920,658	0.4
Other securities		457,621,645	1.0

		874,993,065	1.8

Machinery
Graco Inc.	4,768,570	219,544,963	0.4
Nordson Corp.(b)	1,462,721	213,937,573	0.4
Toro Co. (The)	3,047,506	223,382,190	0.5
Other securities		1,406,651,247	2.9

		2,063,515,973	4.2

Marine
Other securities		140,695,796	0.3

Media
Other securities		553,387,098	1.1

Metals & Mining
Royal Gold Inc.	1,874,209	230,921,291	0.5
Other securities		728,840,880	1.4

		959,762,171	1.9

Multi-Utilities
Other securities		402,536,502	0.8

Multiline Retail
Other securities		111,483,057	0.2

Security	Shares	Value	% of Net Assets

Oil, Gas &Consumable Fuels
Other securities		$792,541,841	1.6%

Paper & Forest Products
Other securities		151,202,231	0.3

Personal Products
Other securities		117,774,848	0.2

Pharmaceuticals
Other securities		248,721,054	0.5

Professional Services
Other securities		348,626,645	0.7

Real Estate Management & Development
Jones Lang LaSalle Inc.	1,472,895	204,820,779	0.4

Road & Rail
Old Dominion Freight Line Inc.(b)	1,829,748	311,002,268	0.6
Other securities		604,908,364	1.2

		915,910,632	1.8

Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	10,557,863	246,420,522	0.5
Teradyne Inc.(b)	4,858,362	281,347,743	0.6
Universal Display Corp.(b)	1,212,012	203,496,815	0.4
Other securities		1,121,640,984	2.2

		1,852,906,064	3.7

Software
Fair Isaac Corp.(a)(b)	826,099	250,737,568	0.5
PTC Inc.(a)(b)	2,963,430	202,046,657	0.4
Tyler Technologies Inc.(a)(b)	1,102,999	289,537,238	0.6
Other securities		921,380,191	1.9

		1,663,701,654	3.4

Specialty Retail
Other securities		1,068,818,797	2.2

Technology Hardware, Storage & Peripherals
Other securities		114,947,453	0.2

Textiles, Apparel & Luxury Goods
Other securities		381,115,105	0.8

Thrifts & Mortgage Finance
Other securities		320,132,754	0.6

Trading Companies & Distributors
Other securities		366,665,533	0.7

Water Utilities
Aqua America Inc.	6,168,567	276,536,859	0.6

Wireless Telecommunication Services
Other securities		72,093,017	0.1

Total Common Stocks (Cost: $44,694,856,196)		49,457,401,006	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	3,069,815,555	3,071,350,463	6.2

SCHEDULE OF INVESTMENTS	15

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	59,100,000	$59,100,000	0.1%

		3,130,450,463	6.3

Total Short-Term Investments (Cost: $3,117,897,126)		3,130,450,463	6.3

Total Investments In Securities (Cost: $47,812,753,322)		52,587,851,469	106.1

Other Assets, Less Liabilities		(3,019,338,492)	(6.1)

Net Assets		$49,568,512,977	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	2,341,241,894	728,573,661	3,069,815,555	$3,071,350,463	$5,273,129	(b)	$(16,086)	$249,286
BlackRock Cash Funds: Treasury, SLAgency Shares	64,832,167	(5,732,167)	59,100,000	59,100,000	794,309		—	—

				$3,130,450,463	$6,067,438		$(16,086)	$249,286

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini	506	12/20/19	$98,063	$(966,126)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$966,126

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Mid-Cap ETF

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$935,752

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,242,110)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$74,453,467

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$49,457,401,006	$—	$—	$49,457,401,006
Money Market Funds	3,130,450,463	—	—	3,130,450,463

	$52,587,851,469	$—	$—	$52,587,851,469

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(966,126)	$—	$—	$(966,126)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) September 30, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
AAR Corp.(a)(b)	1,969,998	$81,183,618
Aerojet Rocketdyne Holdings Inc.(a)(b)(c)	4,320,898	218,248,558
AeroVironment Inc.(a)(b)(c)	1,290,050	69,095,078
Cubic Corp.(a)(b)	1,868,121	131,571,762
Mercury Systems Inc.(a)(b)(c)	3,309,957	268,669,210
Moog Inc., Class A(a)	1,944,151	157,709,529
National Presto Industries Inc.	301,839	26,890,837
Park Aerospace Corp.(a)	1,191,861	20,929,079
Triumph Group Inc.(a)(b)	2,996,260	68,554,429

		1,042,852,100

Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings Inc.(a)(b)(c)	1,548,486	39,068,302
Echo Global Logistics Inc.(a)(b)(c)	1,638,356	37,108,763
Forward Air Corp.(a)	1,697,016	108,133,860
Hub Group Inc., Class A(a)(b)(c)	2,004,994	93,232,221

		277,543,146

Airlines — 0.8%
Allegiant Travel Co.	791,234	118,416,080
Hawaiian Holdings Inc.(a)	2,836,033	74,474,227
SkyWest Inc.(a)	3,040,004	174,496,230

		367,386,537

Auto Components — 1.8%
American Axle & Manufacturing Holdings Inc.(a)(b)(c)	6,778,817	55,721,876
Cooper Tire & Rubber Co.(a)	3,002,009	78,412,475
Cooper-Standard Holdings Inc.(a)(b)(c)	1,021,045	41,740,320
Dorman Products Inc.(a)(b)(c)	1,741,700	138,534,818
Fox Factory Holding Corp.(a)(b)(c)	2,293,492	142,746,942
Garrett Motion Inc.(a)(b)(c)	4,464,233	44,463,761
Gentherm Inc.(a)(b)(c)	1,976,645	81,210,460
LCI Industries(a)	1,497,160	137,514,146
Motorcar Parts of America Inc.(a)(b)(c)	1,159,813	19,600,840
Standard Motor Products Inc.(a)	1,202,711	58,391,619

		798,337,257

Automobiles — 0.2%
Winnebago Industries Inc.(a)(b)	1,897,612	72,773,420

Banks — 9.3%
Ameris Bancorp.(a)	3,911,382	157,394,012
Banc of California Inc.(a)	2,714,762	38,386,735
Banner Corp.(a)	1,845,797	103,678,417
Berkshire Hills Bancorp. Inc.(a)	2,631,688	77,082,142
Boston Private Financial Holdings Inc.(a)	4,750,126	55,362,719
Brookline Bancorp. Inc.(a)	4,745,115	69,895,544
Cadence BanCorp.(a)	6,785,406	119,016,021
Central Pacific Financial Corp.	1,374,815	39,044,746
City Holding Co.(a)	980,389	74,754,661
Columbia Banking System Inc.(a)	4,357,302	160,784,444
Community Bank System Inc.(a)	3,082,604	190,165,841
Customers Bancorp. Inc.(a)(b)(c)	1,720,029	35,673,401
CVB Financial Corp.(a)	7,942,649	165,763,085
Eagle Bancorp. Inc.(a)	2,051,939	91,557,518
First BanCorp./Puerto Rico(a)	12,984,589	129,586,198
First Commonwealth Financial Corp.(a)	5,779,417	76,750,658
First Financial Bancorp.(a)	5,877,621	143,854,774
First Midwest Bancorp. Inc.(a)	6,610,028	128,763,345
Franklin Financial Network Inc.(a)(b)	797,485	24,092,022
Glacier Bancorp. Inc.(a)	5,118,951	207,112,757
Great Western Bancorp. Inc.(a)	3,404,730	112,356,090

Security	Shares	Value

Banks (continued)
Hanmi Financial Corp.(a)	1,801,829	$33,838,349
Heritage Financial Corp./WA(a)	2,155,116	58,101,927
Hope Bancorp. Inc.(a)	7,372,014	105,714,681
Independent Bank Corp.(a)	2,056,077	153,486,148
LegacyTexas Financial Group Inc.(a)	2,916,310	126,946,974
National Bank Holdings Corp., Class A(a)	1,766,360	60,391,848
NBT Bancorp. Inc.(a)	2,607,186	95,396,936
OFG Bancorp.(a)	3,020,701	66,153,352
Old National Bancorp./IN(a)	10,066,381	173,192,085
Opus Bank	1,309,960	28,517,829
Pacific Premier Bancorp. Inc.(a)	3,448,935	107,572,283
Preferred Bank/Los Angeles CA(a)	833,142	43,639,978
S&T Bancorp. Inc.(a)	2,057,510	75,160,840
Seacoast Banking Corp. of Florida(a)(b)(c)	3,108,858	78,685,196
ServisFirst Bancshares Inc.(a)	2,754,567	91,313,896
Simmons First National Corp., Class A(a)	5,784,010	144,021,849
Southside Bancshares Inc.(a)	1,898,456	64,756,334
Tompkins Financial Corp.	740,942	60,112,624
Triumph Bancorp. Inc.(a)(b)(c)	1,437,306	45,835,688
United Community Banks Inc./GA(a)	4,184,363	118,626,691
Veritex Holdings Inc.(a)	2,920,127	70,856,882
Westamerica Bancorp.(a)	1,612,616	100,272,463

		4,103,669,983

Beverages — 0.3%
Coca-Cola Consolidated Inc.(b)	277,578	84,347,627
MGP Ingredients Inc.(b)	802,454	39,865,915
National Beverage Corp.	702,326	31,155,181

		155,368,723

Biotechnology — 3.0%
Acorda Therapeutics Inc.(a)(b)(c)	2,914,064	8,363,364
AMAG Pharmaceuticals Inc.(b)(c)	1,619,842	18,709,175
Anika Therapeutics Inc.(a)(b)(c)	827,639	45,429,105
Arrowhead Pharmaceuticals Inc.(a)(b)(c)	5,692,005	160,400,701
Cytokinetics Inc.(a)(b)(c)	3,538,742	40,270,884
Eagle Pharmaceuticals Inc./DE(b)(c)	606,816	34,327,581
Emergent BioSolutions Inc.(a)(b)(c)	2,625,355	137,253,559
Enanta Pharmaceuticals Inc.(b)(c)	954,161	57,325,993
Genomic Health Inc.(b)(c)	1,293,692	87,738,191
Medicines Co. (The)(a)(b)(c)	4,402,916	220,145,800
Momenta Pharmaceuticals Inc.(a)(b)(c)	5,905,321	76,532,960
Myriad Genetics Inc.(a)(b)(c)	4,414,717	126,393,348
Progenics Pharmaceuticals Inc.(a)(b)(c)	5,212,102	26,347,176
REGENXBIO Inc.(a)(b)(c)	1,876,989	66,820,808
Spectrum Pharmaceuticals Inc.(a)(b)(c)	6,760,634	56,079,459
Vanda Pharmaceuticals Inc.(a)(b)(c)	3,217,979	42,734,761
Xencor Inc.(a)(b)(c)	2,940,942	99,197,974

		1,304,070,839

Building Products — 2.0%
AAON Inc.(b)	2,430,534	111,658,727
American Woodmark Corp.(a)(b)(c)	929,894	82,676,876
Apogee Enterprises Inc.(a)	1,588,077	61,919,122
Gibraltar Industries Inc.(a)(b)(c)	1,928,096	88,576,730
Griffon Corp.(a)	2,574,997	53,997,687
Insteel Industries Inc.(a)(b)	1,097,263	22,526,809
Patrick Industries Inc.(a)(b)(c)	1,344,773	57,663,866
PGT Innovations Inc.(a)(b)(c)	3,505,058	60,532,352
Quanex Building Products Corp.(a)	1,984,738	35,884,063
Simpson Manufacturing Co. Inc.(a)	2,428,582	168,470,733

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Universal Forest Products Inc.(a)	3,671,129	$146,404,625

		890,311,590

Capital Markets — 0.8%
Blucora Inc.(a)(b)(c)	2,921,878	63,229,440
Donnelley Financial Solutions Inc.(a)(b)(c)	1,893,152	23,323,633
Greenhill & Co. Inc.	969,504	12,719,892
INTL. FCStone Inc.(a)(b)(c)	975,741	40,063,925
Piper Jaffray Companies(a)	850,384	64,186,984
Virtus Investment Partners Inc.(a)	393,848	43,547,773
Waddell & Reed Financial Inc., Class A(a)	4,389,811	75,416,953
WisdomTree Investments Inc.	7,057,450	36,875,176

		359,363,776

Chemicals — 2.9%
AdvanSix Inc.(a)(b)(c)	1,670,043	42,953,506
American Vanguard Corp.(a)	1,593,603	25,019,567
Balchem Corp.(a)	1,932,678	191,702,331
Ferro Corp.(a)(b)(c)	4,903,082	58,150,553
FutureFuel Corp.	1,586,912	18,947,729
GCP Applied Technologies Inc.(b)(c)	3,233,225	62,239,581
Hawkins Inc.(a)	579,346	24,622,205
HB Fuller Co.(a)	3,045,760	141,810,586
Innophos Holdings Inc.(a)	1,179,389	38,282,967
Innospec Inc.(a)	1,464,859	130,577,531
Koppers Holdings Inc.(a)(b)(c)	1,239,168	36,196,097
Kraton Corp.(a)(b)(c)	1,900,533	61,368,211
Livent Corp.(a)(b)(c)	8,735,794	58,442,462
LSB Industries Inc.(b)(c)	1,364,852	7,069,933
LyondellBasell Inc.(a)(c)(d)	1,640,554	710,360
Quaker Chemical Corp.(b)	771,825	122,056,406
Rayonier Advanced Materials Inc.	3,105,796	13,448,097
Stepan Co.(a)(b)	1,203,473	116,809,089
Tredegar Corp.	1,485,622	28,999,341
Trinseo SA(a)	2,405,376	103,310,899

		1,282,717,451

Commercial Services & Supplies — 2.2%
ABM Industries Inc.(a)	3,972,838	144,293,476
Brady Corp., Class A, NVS	2,957,600	156,900,680
Interface Inc.(a)	3,509,046	50,670,624
Matthews International Corp., Class A(a)	1,886,511	66,763,624
Mobile Mini Inc.(a)	2,676,011	98,637,765
Pitney Bowes Inc.(a)	10,290,911	47,029,463
RR Donnelley & Sons Co.(a)	4,256,814	16,048,189
Team Inc.(a)(b)(c)	1,814,113	32,744,740
U.S. Ecology Inc.(a)	1,321,391	84,489,741
UniFirst Corp./MA(a)(b)	916,363	178,800,749
Viad Corp.(a)(b)	1,215,023	81,588,794

		957,967,845

Communications Equipment — 1.1%
ADTRAN Inc.(a)	2,862,718	32,477,536
Applied Optoelectronics Inc.(a)(b)(c)	1,180,448	13,244,627
CalAmp Corp.(a)(b)(c)	2,050,321	23,619,698
Comtech Telecommunications Corp.(a)	1,445,348	46,973,810
Digi International Inc.(a)(b)(c)	1,687,261	22,980,495
Extreme Networks Inc.(b)(c)	5,564,881	40,484,509
Harmonic Inc.(a)(b)(c)	5,427,030	35,709,857
NETGEAR Inc.(a)(b)(c)	1,866,085	60,125,259
Viavi Solutions Inc.(a)(b)(c)	13,626,806	190,843,418

		466,459,209

Security	Shares	Value

Construction & Engineering — 0.6%
Aegion Corp.(a)(b)(c)	1,853,154	$39,620,433
Arcosa Inc.(a)(b)	2,895,117	99,041,953
Comfort Systems USA Inc.(a)	2,206,465	97,591,947
MYR Group Inc.(a)(b)(c)	996,762	31,188,683

		267,443,016

Construction Materials — 0.1%
U.S. Concrete Inc.(a)(b)(c)	947,185	52,360,387

Consumer Finance — 0.6%
Encore Capital Group Inc.(a)(b)(c)	1,658,190	55,259,182
Enova International Inc.(a)(b)(c)	2,053,632	42,612,864
EZCORP Inc., Class A,NVS(b)(c)	3,210,648	20,724,733
PRA Group Inc.(a)(b)(c)	2,716,802	91,800,740
World Acceptance Corp.(b)(c)	378,902	48,313,794

		258,711,313

Containers & Packaging — 0.1%
Myers Industries Inc.(a)	2,126,238	37,528,101

Distributors — 0.2%
Core-Mark Holding Co. Inc.(a)	2,744,669	88,145,045

Diversified Consumer Services — 0.7%
American Public Education Inc.(a)(b)(c)	965,309	21,565,003
Career Education Corp.(a)(b)(c)	4,193,593	66,636,193
Regis Corp.(b)(c)	1,486,352	30,054,037
Strategic Education Inc.(a)	1,309,961	177,997,501

		296,252,734

Diversified Telecommunication Services — 1.1%
ATN International Inc.	651,143	38,007,217
Cincinnati Bell Inc.(a)(b)(c)	2,938,856	14,900,000
Cogent Communications Holdings Inc.(a)	2,493,103	137,369,975
Consolidated Communications Holdings Inc.(a)	4,414,727	21,014,101
Frontier Communications Corp.(a)(b)(c)	6,628,089	5,746,553
Iridium Communications Inc.(c)	5,786,342	123,133,358
Vonage Holdings Corp.(b)(c)	11,369,227	128,472,265

		468,643,469

Electric Utilities — 0.4%
El Paso Electric Co.(a)	2,438,987	163,607,248

Electrical Equipment — 0.4%
AZZ Inc.(a)	1,565,069	68,174,406
Encore Wire Corp.(a)	1,250,867	70,398,795
Powell Industries Inc.	538,329	21,075,580
Vicor Corp.(b)(c)	1,099,667	32,462,170

		192,110,951

Electronic Equipment, Instruments & Components — 4.1%
Anixter International Inc.(a)(b)(c)	1,794,126	124,009,989
Arlo Technologies Inc.(a)(b)(c)	4,596,256	15,673,233
Badger Meter Inc.(a)	1,739,988	93,437,356
Bel Fuse Inc., Class B, NVS.	626,244	9,412,447
Benchmark Electronics Inc.(a)	2,258,529	65,632,853
CTS Corp.(a)(b)	1,956,922	63,325,996
Daktronics Inc.(a)	2,255,506	16,656,912
ePlus Inc.(a)(b)(c)	809,106	61,564,876
Fabrinet(a)(b)(c)	2,200,455	115,083,797
FARO Technologies Inc.(a)(b)(c)	1,038,126	50,193,392
II-VI Inc.(c)	1	27
Insight Enterprises Inc.(a)(b)(c)	2,141,769	119,275,116
Itron Inc.(a)(b)(c)	2,095,904	155,013,060
KEMET Corp.(a)	3,471,832	63,117,906

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Knowles Corp.(a)(b)(c)	5,113,828	$104,015,262
Methode Electronics Inc.(a)	2,216,283	74,555,760
MTS Systems Corp.(a)	1,076,132	59,456,293
OSI Systems Inc.(a)(b)(c)	1,011,667	102,744,901
Plexus Corp.(a)(b)(c)	1,753,820	109,631,288
Rogers Corp.(a)(b)(c)	1,107,714	151,435,581
Sanmina Corp.(a)(b)(c)	4,158,366	133,525,132
ScanSource Inc.(a)(b)(c)	1,514,310	46,262,171
TTM Technologies Inc.(a)(b)(c)	5,874,084	71,634,454

		1,805,657,802

Energy Equipment & Services — 1.9%
Archrock Inc.(a)	7,639,169	76,162,515
C&J Energy Services Inc.(a)(b)(c)	3,960,315	42,494,180
Diamond Offshore Drilling Inc.(b)(c)	3,938,932	21,900,462
DMC Global Inc.(a)(b)	884,142	38,884,565
Dril-Quip Inc.(a)(b)(c)	2,166,137	108,696,755
Era Group Inc.(a)(b)(c)	1,198,305	12,654,101
Exterran Corp.(a)(b)(c)	1,791,840	23,401,430
Geospace Technologies Corp.(a)(b)(c)	843,959	12,971,650
Gulf Island Fabrication Inc.(a)(c)	849,595	4,545,333
Helix Energy Solutions Group Inc.(a)(b)(c)	8,490,943	68,437,001
KLX Energy Services Holdings Inc.(a)(b)(c)	1,274,736	11,020,093
Matrix Service Co.(a)(b)(c)	1,648,847	28,261,238
McDermott International Inc.(a)(b)(c)	11,073,485	22,368,440
Nabors Industries Ltd.(a)	20,418,246	38,182,120
Newpark Resources Inc.(a)(b)(c)	5,398,885	41,139,504
Noble Corp. PLC(a)(b)(c)	15,222,028	19,331,976
Oil States International Inc.(a)(b)(c)	3,650,078	48,546,037
ProPetro Holding Corp.(b)(c)	4,966,288	45,143,558
RPC Inc.	3,127,208	17,543,637
SEACOR Holdings Inc.(a)(b)(c)	1,045,650	49,218,746
TETRA Technologies Inc.(a)(b)(c)	7,655,913	15,388,385
U.S. Silica Holdings Inc.(a)(b)	4,406,098	42,122,297
Valaris PLC(a)(b)(c)	11,896,414	57,221,751

		845,635,774

Entertainment — 0.1%
Marcus Corp. (The)(a)	1,376,069	50,928,314

Equity Real Estate Investment Trusts (REITs) — 6.6%
Acadia Realty Trust(a)	5,043,173	144,133,884
Agree Realty Corp.(a)	2,504,247	183,185,668
American Assets Trust Inc.(b)	2,851,844	133,295,189
Armada Hoffler Properties Inc.(a)	3,167,561	57,301,178
CareTrust REIT Inc.(a)	5,697,512	133,920,020
CBL & Associates Properties Inc.(a)(b)	10,024,942	12,932,175
Cedar Realty Trust Inc.(a)	5,297,817	15,893,451
Chatham Lodging Trust(a)	2,804,955	50,909,933
Community Healthcare Trust Inc.(a)	1,100,043	49,006,916
DiamondRock Hospitality Co.(a)	11,990,577	122,903,414
Easterly Government Properties Inc.(a)	4,262,416	90,789,461
Four Corners Property Trust Inc.(a)	4,071,771	115,149,684
Franklin Street Properties Corp.(a)	6,414,872	54,269,817
Getty Realty Corp.	2,042,072	65,468,828
Global Net Lease Inc.(a)	5,050,310	98,481,045
Hersha Hospitality Trust(a)	2,183,908	32,496,551
Independence Realty Trust Inc.(a)	5,393,531	77,181,429
Innovative Industrial Properties Inc.(a)(b)	675,584	62,403,694
iStar Inc.(a)(b)	3,532,955	46,105,063
Kite Realty Group Trust(a)	5,017,789	81,037,292
Lexington Realty Trust(a)	14,792,976	151,628,004

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
LTC Properties Inc.(a)	2,377,719	$121,786,767
National Storage Affiliates Trust(a)	3,535,642	117,984,374
Office Properties Income Trust(a)(b)	2,862,373	87,703,109
Pennsylvania REIT(b)	3,598,457	20,583,174
Retail Opportunity Investments Corp.(a)	6,834,736	124,597,237
RPT Realty(a)	4,810,818	65,186,584
Saul Centers Inc.	709,877	38,695,395
Summit Hotel Properties Inc.(a)	6,290,419	72,968,860
Universal Health Realty Income Trust(a)	756,637	77,782,284
Urstadt Biddle Properties Inc., Class A(a)	1,790,338	42,431,011
Washington Prime Group Inc.(a)	11,169,618	46,242,219
Washington REIT(a)	4,789,567	131,042,553
Whitestone REIT(a)	2,439,703	33,570,313
Xenia Hotels & Resorts Inc.(a)	6,740,749	142,364,619

		2,901,431,195

Food & Staples Retailing — 0.6%
Andersons Inc. (The)(a)	1,968,250	44,147,848
Chefs’ Warehouse Inc. (The)(a)(b)(c)	1,532,392	61,786,045
PriceSmart Inc.(b)	1,331,276	94,653,724
SpartanNash Co.(a)	2,177,609	25,761,114
United Natural Foods Inc.(a)(b)(c)	3,155,356	36,349,701

		262,698,432

Food Products — 1.7%
B&G Foods Inc.(a)(b)	3,911,281	73,962,324
Calavo Growers Inc.(a)(b)	978,884	93,170,179
Cal-Maine Foods Inc.(b)	1,813,160	72,444,808
Darling Ingredients Inc.(a)(b)(c)	9,833,153	188,108,217
Dean Foods Co.(a)(b)	5,901,315	6,845,525
Fresh Del Monte Produce Inc.	1,820,447	62,095,447
J&J Snack Foods Corp.	889,523	170,788,416
John B Sanfilippo & Son Inc.(a)(b)	526,681	50,877,385
Seneca Foods Corp., Class A(a)(b)(c)	422,672	13,178,913

		731,471,214

Gas Utilities — 0.7%
Northwest Natural Holding Co.(a)	1,820,915	129,904,076
South Jersey Industries Inc.(a)	5,512,898	181,429,473

		311,333,549

Health Care Equipment & Supplies — 3.2%
AngioDynamics Inc.(a)(b)(c)	2,240,525	41,270,471
Cardiovascular Systems Inc.(a)(b)(c)	2,105,946	100,074,554
CONMED Corp.(a)(b)	1,689,458	162,441,387
CryoLife Inc.(a)(c)	2,253,995	61,195,964
Cutera Inc.(a)(b)(c)	849,101	24,819,222
Heska Corp.(a)(b)(c)	426,095	30,197,353
Inogen Inc.(b)(c)	1,089,607	52,203,071
Integer Holdings Corp.(a)(b)(c)	1,949,757	147,323,639
Invacare Corp.(a)	2,083,453	15,625,898
Lantheus Holdings Inc.(a)(b)(c)	2,338,223	58,607,560
LeMaitre Vascular Inc.	981,725	33,555,361
Meridian Bioscience Inc.(a)	2,603,056	24,703,001
Merit Medical Systems Inc.(a)(b)(c)	3,300,587	100,535,880
Mesa Laboratories Inc.(a)(b)	239,524	56,951,621
Natus Medical Inc.(a)(b)(c)	2,039,255	64,929,879
Neogen Corp.(a)(b)(c)	3,125,259	212,861,390
OraSure Technologies Inc.(a)(b)(c)	3,701,722	27,651,863
Orthofix Medical Inc.(a)(b)(c)	1,138,910	60,385,008
Surmodics Inc.(a)(b)(c)	816,022	37,324,846
Tactile Systems Technology Inc.(a)(b)(c)	1,140,813	48,279,206

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varex Imaging Corp.(a)(b)(c)	2,296,685	$65,547,390

		1,426,484,564

Health Care Providers & Services — 2.6%
Addus HomeCare Corp.(a)(b)(c)	787,631	62,443,386
AMN Healthcare Services Inc.(a)(b)(c)	2,791,809	160,696,526
BioTelemetry Inc.(a)(b)(c)	2,026,886	82,555,067
Community Health Systems Inc.(a)(b)(c)	7,199,203	25,917,131
CorVel Corp.(b)(c)	541,671	41,004,495
Cross Country Healthcare Inc.(a)(b)(c)	2,212,059	22,784,208
Diplomat Pharmacy Inc.(b)(c)	3,537,634	17,334,407
Ensign Group Inc. (The)(a)(b)	2,998,727	142,229,622
LHC Group Inc.(a)(b)(c)	1,769,258	200,916,938
Magellan Health Inc.(a)(b)(c)	1,307,428	81,191,279
Owens & Minor Inc.(a)(b)	3,851,998	22,380,108
Providence Service Corp. (The)(a)(b)(c)	697,762	41,488,929
Select Medical Holdings Corp.(b)(c)	6,489,241	107,526,723
Tivity Health Inc.(a)(b)(c)	2,581,615	42,932,257
U.S. Physical Therapy Inc.(a)	764,280	99,776,754

		1,151,177,830

Health Care Technology — 1.2%
Computer Programs & Systems Inc.(a)	763,409	17,260,677
HealthStream Inc.(c)	1,531,449	39,649,215
HMS Holdings Corp.(a)(b)(c)	5,216,162	179,775,023
NextGen Healthcare Inc.(b)(c)	2,920,924	45,770,879
Omnicell Inc.(a)(b)(c)	2,485,716	179,642,695
Tabula Rasa HealthCare Inc.(a)(b)(c)	1,177,355	64,683,884

		526,782,373

Hotels, Restaurants & Leisure — 1.7%
BJ’s Restaurants Inc.(a)	1,029,642	39,991,295
Bloomin’ Brands Inc.(a)	5,197,166	98,382,352
Chuy’s Holdings Inc.(a)(b)(c)	1,013,102	25,084,406
Dave & Buster’s Entertainment Inc.(a)	1,842,025	71,746,874
Dine Brands Global Inc.(a)	1,030,282	78,157,193
El Pollo Loco Holdings Inc.(b)(c)	1,282,160	14,052,474
Fiesta Restaurant Group Inc.(b)(c)	1,302,854	13,575,739
Monarch Casino & Resort Inc.(b)(c)	713,570	29,748,733
Red Robin Gourmet Burgers Inc.(a)(b)(c)	777,916	25,873,486
Ruth’s Hospitality Group Inc.(a)	1,664,530	33,981,380
Shake Shack Inc., Class A(a)(b)(c)	1,827,086	179,127,511
Wingstop Inc.(a)(b)	1,761,074	153,706,539

		763,427,982

Household Durables — 2.8%
Cavco Industries Inc.(a)(b)(c)	511,648	98,282,464
Century Communities Inc.(a)(b)(c)	1,577,790	48,327,708
Ethan Allen Interiors Inc.(a)	1,467,923	28,037,329
Installed Building Products Inc.(b)(c)	1,273,484	73,021,573
iRobot Corp.(a)(b)(c)	1,679,157	103,553,612
La-Z-Boy Inc.(a)	2,790,113	93,719,896
LGI Homes Inc.(a)(b)(c)	1,191,698	99,292,277
M/I Homes Inc.(a)(b)(c)	1,653,452	62,252,468
MDC Holdings Inc.	2,960,041	127,577,767
Meritage Homes Corp.(a)(b)(c)	2,147,611	151,084,434
TopBuild Corp.(a)(b)(c)	2,045,569	197,254,219
Tupperware Brands Corp.(a)	2,941,386	46,679,796
Universal Electronics Inc.(a)(b)(c)	831,155	42,305,790
William Lyon Homes, Class A(a)(b)(c)	1,977,591	40,263,753

		1,211,653,086

Household Products — 0.5%
Central Garden & Pet Co.(a)(b)(c)	634,329	18,541,437

Security	Shares	Value

Household Products (continued)
Central Garden & Pet Co., Class A, NVS(b)(c)	2,472,758	$68,557,216
WD-40 Co.(a)	820,510	150,596,405

		237,695,058

Industrial Conglomerates — 0.2%
Raven Industries Inc.(a)	2,150,808	71,966,036

Insurance — 3.0%
Ambac Financial Group Inc.(b)(c)	2,178,362	42,586,977
American Equity Investment Life Holding Co.(a)	5,401,061	130,705,676
AMERISAFE Inc.(a)	1,090,425	72,087,997
eHealth Inc.(a)(b)(c)	1,202,087	80,287,391
Employers Holdings Inc.(a)	1,802,562	78,555,652
HCI Group Inc.	393,772	16,554,175
Horace Mann Educators Corp.(a)	2,466,356	114,266,273
James River Group Holdings Ltd.(a)	1,814,772	92,988,917
ProAssurance Corp.(a)	3,201,130	128,909,505
RLI Corp.(a)	2,379,945	221,120,690
Safety Insurance Group Inc.(a)	873,964	88,558,772
Stewart Information Services Corp.(a)	1,405,623	54,524,116
Third Point Reinsurance Ltd.(a)(c)	4,795,254	47,904,587
United Fire Group Inc.(a)	1,284,323	60,337,495
United Insurance Holdings Corp.	1,251,998	17,515,452
Universal Insurance Holdings Inc.(a)	1,885,085	56,533,699

		1,303,437,374

Interactive Media & Services — 0.1%
Care.com Inc.(a)(b)(c)	1,727,921	18,056,774
QuinStreet Inc.(a)(c)	2,778,435	34,980,497

		53,037,271

Internet & Direct Marketing Retail — 0.3%
Liquidity Services Inc.(b)(c)	1,651,937	12,224,334
PetMed Express Inc.(a)(b)	1,210,790	21,818,436
Shutterstock Inc.(c)	1,145,269	41,367,116
Stamps.com Inc.(a)(b)(c)	975,563	72,630,665

		148,040,551

IT Services — 2.0%
Cardtronics PLC, Class A(b)(c)	2,201,793	66,582,220
CSG Systems International Inc.(a)	1,977,152	102,179,215
EVERTEC Inc.	3,574,899	111,608,347
ExlService Holdings Inc.(a)(b)(c)	2,045,944	136,996,410
ManTech International Corp./VA, Class A(a)	1,602,636	114,444,237
NIC Inc.(a)	4,006,262	82,729,310
Perficient Inc.(a)(b)(c)	1,965,795	75,840,371
Sykes Enterprises Inc.(a)(b)(c)	2,320,652	71,104,777
TTEC Holdings Inc.	869,993	41,655,265
Unisys Corp.(a)(b)(c)	3,160,194	23,480,241
Virtusa Corp.(a)(b)(c)	1,818,012	65,484,792

		892,105,185

Leisure Products — 0.4%
Callaway Golf Co.(a)(b)	5,618,377	109,052,698
Sturm Ruger & Co. Inc.(a)	999,902	41,755,908
Vista Outdoor Inc.(a)(b)(c)	3,530,771	21,855,472

		172,664,078

Life Sciences Tools & Services — 1.0%
Cambrex Corp.(a)(b)(c)	2,014,518	119,863,821
Luminex Corp.(a)	2,508,205	51,794,433
Medpace Holdings Inc.(b)(c)	1,619,313	136,087,065
NeoGenomics Inc.(a)(b)(c)	6,199,986	118,543,732

		426,289,051

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 5.6%
Actuant Corp., Class A(a)(b)	3,295,792	$72,309,676
Alamo Group Inc.	579,481	68,216,503
Albany International Corp., Class A(a)(b)	1,835,134	165,455,681
Astec Industries Inc.(a)	1,349,323	41,963,945
Barnes Group Inc.(a)	2,844,656	146,613,570
Briggs & Stratton Corp.(a)	2,599,618	15,753,685
Chart Industries Inc.(a)(b)(c)	2,136,189	133,212,746
CIRCOR International Inc.(a)(c)	1,199,853	45,054,480
EnPro Industries Inc.(a)	1,233,154	84,656,022
ESCO Technologies Inc.(a)(b)	1,551,203	123,413,711
Federal Signal Corp.(a)	3,610,124	118,195,460
Franklin Electric Co. Inc.	2,300,811	110,001,774
Greenbrier Companies Inc. (The)(a)	1,943,762	58,546,111
Harsco Corp.(a)(b)(c)	4,804,608	91,095,368
Hillenbrand Inc.(a)	3,750,269	115,808,307
John Bean Technologies Corp.(a)(b)	1,889,338	187,856,877
Lindsay Corp.(a)	645,759	59,958,723
Lydall Inc.(a)(b)(c)	1,051,807	26,200,512
Mueller Industries Inc.(a)	3,389,875	97,221,615
Proto Labs Inc.(a)(b)(c)	1,604,596	163,829,252
SPX Corp.(a)(c)	2,633,649	105,372,296
SPX FLOW Inc.(a)(b)(c)	2,546,744	100,494,518
Standex International Corp.(a)	746,577	54,455,326
Tennant Co.(a)	1,089,053	76,996,047
Titan International Inc.(a)(b)	3,160,842	8,534,273
Wabash National Corp.(a)(b)	3,267,881	47,416,953
Watts Water Technologies Inc., Class A(a)(b)	1,654,017	155,031,013

		2,473,664,444

Marine — 0.2%
Matson Inc.(a)	2,564,220	96,183,892

Media — 0.6%
EW Scripps Co. (The), Class A, NVS	3,275,414	43,497,498
Gannett Co. Inc.(a)	6,860,109	73,677,571
New Media Investment Group Inc.(a)(b)	3,641,603	32,082,522
Scholastic Corp., NVS	1,857,047	70,122,095
TechTarget Inc.(b)(c)	1,375,589	30,985,142

		250,364,828

Metals & Mining — 0.8%
AK Steel Holding Corp.(a)(b)(c)	18,947,869	43,011,663
Century Aluminum Co.(b)(c)	3,052,517	20,253,450
Haynes International Inc.(a)	760,753	27,265,388
Kaiser Aluminum Corp.(a)	801,689	79,343,160
Materion Corp.(a)	1,219,909	74,853,616
Olympic Steel Inc.(a)(b)	548,542	7,899,005
SunCoke Energy Inc.(a)(c)	5,508,097	31,065,667
TimkenSteel Corp.(a)(c)	2,462,578	15,489,616
Warrior Met Coal Inc.	2,470,246	48,219,202

		347,400,767

Mortgage Real Estate Investment — 1.8%
Apollo Commercial Real Estate Finance Inc.(a)	8,536,399	163,642,769
ARMOUR Residential REIT Inc.(a)	3,571,682	59,825,674
Capstead Mortgage Corp.(a)	5,757,711	42,319,176
Granite Point Mortgage Trust Inc.(a)	3,280,239	61,471,679
Invesco Mortgage Capital Inc.(a)	8,544,515	130,816,525
New York Mortgage Trust Inc.(a)	15,682,808	95,508,301
PennyMac Mortgage Investment Trust(a)	5,234,725	116,367,937
Redwood Trust Inc.(a)	6,692,764	109,828,257

		779,780,318

Security	Shares	Value

Multi-Utilities — 0.4%
Avista Corp.(a)	3,952,016	$191,435,655

Multiline Retail — 0.2%
Big Lots Inc.(a)(b)	2,340,909	57,352,271
JC Penney Co. Inc.(b)(c)	15,078,487	13,403,267

		70,755,538

Oil, Gas & Consumable Fuels — 1.9%
Bonanza Creek Energy Inc.(a)(b)(c)	1,114,378	24,950,923
Callon Petroleum Co.(a)(b)(c)	13,664,819	59,305,314
Carrizo Oil & Gas Inc.(a)(b)(c)	5,563,827	47,765,455
CONSOL Energy Inc.(a)(b)(c)	1,635,090	25,556,457
Denbury Resources Inc.(a)(b)(c)	28,419,449	33,819,144
Green Plains Inc.(a)	2,194,919	23,255,167
Gulfport Energy Corp.(a)(b)(c)	8,832,730	23,936,698
HighPoint Resources Corp.(b)(c)	6,806,770	10,822,764
Jagged Peak Energy Inc.(c)	3,582,618	26,009,807
Laredo Petroleum Inc.(b)(c)	10,933,079	26,348,720
Par Pacific Holdings Inc.(b)(c)	2,244,565	51,310,756
PDC Energy Inc.(a)(b)(c)	3,533,873	98,064,976
Penn Virginia Corp.(a)(b)(c)	819,168	23,813,214
QEP Resources Inc.(a)	14,315,827	52,968,560
Range Resources Corp.(b)	12,563,219	47,991,497
Renewable Energy Group Inc.(a)(b)(c)	2,358,749	35,393,029
REX American Resources Corp.(a)(b)(c)	336,060	25,651,460
Ring Energy Inc.(a)(b)(c)	3,743,854	6,139,921
SM Energy Co.(a)	6,379,325	61,815,659
SRC Energy Inc.(a)(b)(c)	14,563,834	67,867,466
Unit Corp.(a)(b)(c)	3,466,914	11,718,169
Whiting Petroleum Corp.(a)(b)(c)	5,507,991	44,229,168

		828,734,324

Paper & Forest Products — 0.7%
Boise Cascade Co.(a)	2,332,788	76,025,561
Clearwater Paper Corp.(a)(b)(c)	1,012,136	21,376,312
Mercer International Inc.	2,422,620	30,379,655
Neenah Inc.(a)	1,008,942	65,702,303
PH Glatfelter Co.(a)	2,641,967	40,659,872
Schweitzer-Mauduit International Inc.(a)	1,848,717	69,215,964

		303,359,667

Personal Products — 0.7%
Avon Products Inc.(a)(c)	26,465,611	116,448,688
Inter Parfums Inc.	1,055,460	73,850,536
Medifast Inc.(a)	708,126	73,383,097
USANA Health Sciences Inc.(b)(c)	775,813	53,057,851

		316,740,172

Pharmaceuticals — 1.1%
Akorn Inc.(b)(c)	5,783,814	21,978,493
Amphastar Pharmaceuticals Inc.(b)(c)	2,070,705	41,062,080
ANI Pharmaceuticals Inc.(b)(c)	559,027	40,741,888
Assertio Therapeutics Inc.(b)(c)	3,989,972	5,107,164
Corcept Therapeutics Inc.(a)(b)(c)	6,136,060	86,733,208
Endo International PLC(a)(b)(c)	12,202,706	39,170,686
Innoviva Inc.(c)	4,007,491	42,238,955
Lannett Co. Inc.(a)(b)(c)	2,047,140	22,927,968
Pacira BioSciences Inc.(a)(c)	2,486,362	94,655,801
Phibro Animal Health Corp., Class A(a)	1,233,901	26,319,108
Supernus Pharmaceuticals Inc.(a)(b)(c)	3,137,423	86,216,384

		507,151,735
Professional Services — 1.9%
Exponent Inc.(a)	3,099,848	216,679,375

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Forrester Research Inc.	639,920	$20,567,029
FTI Consulting Inc.(a)(b)(c)	2,241,294	237,554,751
Heidrick & Struggles International Inc.(a)	1,146,276	31,293,335
Kelly Services Inc., Class A, NVS	1,988,377	48,158,491
Korn Ferry(a)(b)	3,353,219	129,568,382
Navigant Consulting Inc.(a)(b)	2,299,894	64,282,037
Resources Connection Inc.(a)	1,796,869	30,528,804
TrueBlue Inc.(a)(b)(c)	2,399,632	50,632,235

		829,264,439

Real Estate Management & Development — 0.3%
Marcus & Millichap Inc.(c)	1,409,574	50,025,781
RE/MAX Holdings Inc., Class A(a)	1,067,734	34,338,325
Realogy Holdings Corp.(a)	6,849,031	45,751,527

		130,115,633

Road & Rail — 0.7%
ArcBest Corp.(a)	1,526,473	46,481,103
Heartland Express Inc.(b)	2,803,184	60,296,488
Marten Transport Ltd.(b)	2,320,043	48,210,494
Saia Inc.(a)(b)(c)	1,550,139	145,248,024

		300,236,109

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries Inc.(a)(b)(c)	2,286,614	131,274,510
Axcelis Technologies Inc.(a)(b)(c)	1,941,583	33,181,653
Brooks Automation Inc.(a)(b)	4,310,196	159,606,558
Cabot Microelectronics Corp.(a)	1,732,293	244,617,095
CEVA Inc.(a)(b)(c)	1,315,180	39,271,275
Cohu Inc.(a)	2,460,894	33,234,373
Diodes Inc.(b)(c)	2,466,560	99,032,384
DSP Group Inc.(a)(b)(c)	1,383,755	19,490,189
FormFactor Inc.(a)(b)(c)	4,497,041	83,847,329
Ichor Holdings Ltd.(a)(b)(c)	1,360,439	32,895,415
Kulicke & Soffa Industries Inc.(a)	3,790,110	88,991,783
MaxLinear Inc.(a)(b)(c)	3,875,605	86,736,040
Nanometrics Inc.(a)(b)(c)	1,414,152	46,129,638
PDF Solutions Inc.(a)(b)(c)	1,673,487	21,872,475
Photronics Inc.(a)(b)(c)	4,022,740	43,767,411
Power Integrations Inc.(a)(b)	1,750,435	158,291,837
Rambus Inc.(a)(b)(c)	6,642,551	87,183,482
Rudolph Technologies Inc.(a)(b)(c)	1,875,855	49,447,538
SMART Global Holdings Inc.(b)(c)	805,212	20,516,802
SolarEdge Technologies Inc.(a)(b)(c)	2,861,955	239,602,873
Ultra Clean Holdings Inc.(a)(b)(c)	2,367,934	34,654,714
Veeco Instruments Inc.(a)(b)(c)	2,932,030	34,246,110
Xperi Corp.(a)	2,954,724	61,103,692

		1,848,995,176

Software — 2.5%
8x8 Inc.(a)(b)(c)	5,931,687	122,904,555
Agilysys Inc.(a)(b)(c)	1,229,997	31,500,223
Alarm.com Holdings Inc.(b)(c)	2,172,674	101,333,515
Bottomline Technologies DE Inc.(a)(b)(c)	2,282,711	89,824,678
Ebix Inc.(b)	1,330,231	56,002,725
LivePerson Inc.(a)(b)(c)	3,646,176	130,168,483
MicroStrategy Inc., Class A(a)(b)(c)	490,851	72,827,563
Monotype Imaging Holdings Inc.(a)	2,475,307	49,035,832
OneSpan Inc.(b)(c)	1,981,757	28,735,477
Progress Software Corp.(a)	2,675,036	101,811,870
Qualys Inc.(a)(b)(c)	2,014,201	152,213,170
SPS Commerce Inc.(a)(b)(c)	2,084,621	98,123,110

Security	Shares	Value

Software (continued)
TiVo Corp.	5,949,792	$45,307,666

		1,079,788,867

Specialty Retail — 4.1%
Abercrombie & Fitch Co., Class A(a)	3,801,395	59,301,762
Asbury Automotive Group Inc.(a)(b)(c)	1,158,674	118,567,110
Ascena Retail Group Inc.(c)	772,123	203,918
Barnes & Noble Education Inc.(a)(b)(c)	2,417,073	7,541,268
Boot Barn Holdings Inc.(a)(b)(c)	1,701,986	59,399,311
Buckle Inc. (The)	1,709,583	35,217,410
Caleres Inc.(a)(b)	2,528,132	59,183,570
Cato Corp. (The), Class A(a)	1,318,474	23,218,327
Chico’s FAS Inc.(a)	7,171,597	28,901,536
Children’s Place Inc. (The)(a)	934,241	71,927,215
Conn’s Inc.(b)(c)	1,142,658	28,406,478
Designer Brands Inc. , Class A(a)	3,317,979	56,803,800
Express Inc.(a)(b)(c)	4,185,862	14,399,365
GameStop Corp., Class A(a)(b)	5,412,355	29,876,200
Genesco Inc.(a)(b)(c)	853,364	34,151,627
Group 1 Automotive Inc.(a)	1,045,974	96,553,860
Guess? Inc.	2,561,676	47,467,856
Haverty Furniture Companies Inc.(a)	1,090,148	22,097,300
Hibbett Sports Inc.(a)(b)(c)	1,075,655	24,632,500
Lithia Motors Inc., Class A(a)	1,338,347	177,170,376
Lumber Liquidators Holdings Inc.(a)(b)(c)	1,731,530	17,090,201
MarineMax Inc.(b)(c)	1,315,469	20,363,460
Michaels Companies Inc. (The)(b)(c)	4,866,664	47,644,641
Monro Inc.(a)(b)	1,986,354	156,941,830
Office Depot Inc.(a)	32,727,456	57,436,685
Rent-A-Center Inc./TX(a)(b)	2,926,993	75,487,149
RH(a)(b)(c)	954,156	162,998,469
Shoe Carnival Inc.(b)	558,293	18,094,276
Signet Jewelers Ltd.(a)	3,146,275	52,731,569
Sleep Number Corp.(a)(b)(c)	1,752,653	72,419,622
Sonic Automotive Inc., Class A(b)	1,461,697	45,911,903
Tailored Brands Inc.(a)(b)	3,140,121	13,816,532
Tile Shop Holdings Inc.	2,350,642	7,498,548
Vitamin Shoppe Inc.(b)(c)	999,067	6,513,917
Zumiez Inc.(b)(c)	1,219,074	38,614,169

		1,788,583,760

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)(c)	7,066,263	57,590,043
Diebold Nixdorf Inc.(a)(c)	4,595,590	51,470,608

		109,060,651

Textiles, Apparel & Luxury Goods — 1.7%
Crocs Inc.(a)(b)(c)	3,740,978	103,849,549
Fossil Group Inc.(a)(b)(c)	2,805,100	35,091,801
G-III Apparel Group Ltd.(a)(b)(c)	2,567,582	66,166,588
Kontoor Brands Inc.(c)	2,790,229	97,937,038
Movado Group Inc.(a)	997,087	24,787,583
Oxford Industries Inc.(a)	1,018,614	73,034,624
Steven Madden Ltd.(a)	4,659,053	166,747,507
Unifi Inc.(b)(c)	896,538	19,652,113
Vera Bradley Inc.(b)(c)	1,426,855	14,411,236
Wolverine World Wide Inc.(a)	5,098,387	144,080,417

		745,758,456

Thrifts & Mortgage Finance — 1.9%
Axos Financial Inc.(a)(b)(c)	3,193,489	88,299,971
Dime Community Bancshares Inc.(a)	1,850,759	39,624,750
Flagstar Bancorp. Inc.(b)	1,693,934	63,268,435

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
HomeStreet Inc.(a)(b)(c)	1,452,907	$39,693,419
Meta Financial Group Inc.(a)(b)	2,102,828	68,573,221
NMI Holdings Inc., Class A(a)(b)(c)	4,054,259	106,464,841
Northfield Bancorp. Inc.(a)	2,624,161	42,144,026
Northwest Bancshares Inc.(a)	6,030,559	98,840,862
Oritani Financial Corp.(a)	2,295,676	40,621,987
Provident Financial Services Inc.(a)	3,633,683	89,134,244
TrustCo Bank Corp. NY(a)	5,752,613	46,883,796
Walker & Dunlop Inc.(a)	1,707,919	95,523,910

		819,073,462

Tobacco — 0.4%
Universal Corp./VA(a)	1,493,939	81,882,797
Vector Group Ltd.	6,891,836	82,081,767

		163,964,564

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies Inc.(a)	2,308,990	131,150,632
DXP Enterprises Inc./TX(a)(b)(c)	960,065	33,333,457
GMS Inc.(a)(b)(c)	2,500,586	71,816,830
Kaman Corp.(a)	1,667,854	99,170,599
Veritiv Corp.(b)(c)	765,983	13,848,973

		349,320,491

Water Utilities — 0.8%
American States Water Co.(a)	2,197,699	197,485,232
California Water Service Group(a)	2,879,856	152,430,778

		349,916,010

Wireless Telecommunication Services — 0.0%
Spok Holdings Inc.(a)	1,109,630	13,248,982

Total Common Stocks — 99.8% (Cost: $41,370,812,169)		43,890,438,799

Security	Shares	Value

Short-Term Investments

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(a)(e)(f)	3,427,106,318	$3,428,819,872
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(a)(e)	182,682,000	182,682,000

		3,611,501,872

Total Short-Term Investments — 8.2% (Cost: $3,610,302,454)		3,611,501,872

Total Investments in Securities — 108.0% (Cost: $44,981,114,623)		47,501,940,671

Other Assets, Less Liabilities — (8.0)%		(3,498,505,142)

Net Assets — 100.0%		$44,003,435,529

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
3D Systems Corp.	6,741,430	971,520	(646,687)	7,066,263	$57,590,043	$—	$(2,148,057)	$(16,198,444)
8x8 Inc.	5,653,207	690,611	(412,131)	5,931,687	122,904,555	—	3,337,187	(1,341,197)
AAR Corp.	1,914,267	214,924	(159,193)	1,969,998	81,183,618	293,357	560,312	16,355,413
Abercrombie & Fitch Co., Class A	3,886,445	548,939	(633,989)	3,801,395	59,301,762	1,587,422	(2,882,064)	(44,094,667)
ABM Industries Inc.	3,888,258	438,651	(354,071)	3,972,838	144,293,476	1,416,075	1,163,194	(1,662,587)
Acadia Realty Trust	4,786,002	598,445	(341,274)	5,043,173	144,133,884	2,806,819	(17,720)	6,384,404
Acorda Therapeutics Inc.	2,318,746	830,976	(235,658)	2,914,064	8,363,364	—	(2,358,613)	(22,739,035)
Actuant Corp., Class A	3,596,948	375,155	(676,311)	3,295,792	72,309,676	131,843	(1,847,943)	(6,345,910)
Addus HomeCare Corp.	602,022	255,110	(69,501)	787,631	62,443,386	—	273,143	8,581,925
ADTRAN Inc.	2,795,605	326,894	(259,781)	2,862,718	32,477,536	520,233	(952,669)	(6,105,273)
Advanced Energy Industries Inc.	2,246,791	294,306	(254,483)	2,286,614	131,274,510	—	1,445,540	15,610,162
AdvanSix Inc.	1,711,725	177,097	(218,779)	1,670,043	42,953,506	—	(1,040,328)	(4,039,072)
Aegion Corp.	1,881,177	195,109	(223,132)	1,853,154	39,620,433	—	(665,451)	7,778,320
Aerojet Rocketdyne Holdings Inc.	4,244,899	492,598	(416,599)	4,320,898	218,248,558	—	5,259,311	59,967,099
AeroVironment Inc.	1,252,728	150,934	(113,612)	1,290,050	69,095,078	—	294,763	(19,407,917)
Agilysys Inc.	1,041,424	247,767	(59,194)	1,229,997	31,500,223	—	708,734	3,774,291
Agree Realty Corp.	2,206,277	538,158	(240,188)	2,504,247	183,185,668	2,738,934	4,112,199	5,755,263
AK Steel Holding Corp.	18,733,268	3,202,588	(2,987,987)	18,947,869	43,011,663	—	(5,462,244)	(3,618,993)
Albany International Corp., Class A	1,709,969	287,338	(162,173)	1,835,134	165,455,681	641,470	3,510,479	29,502,963

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

American Axle & Manufacturing Holdings Inc.	6,573,256	864,758		(659,197)	6,778,817	$55,721,876	$—		$(2,703,997)	$(38,670,140)
American Equity Investment Life Holding Co.	5,271,459	161,125		(31,523)	5,401,061	130,705,676	—		(283,455)	(15,256,319)
American Public Education Inc.	983,353	102,439		(120,483)	965,309	21,565,003	—		(1,105,964)	(6,820,443)
American States Water Co.	2,158,705	244,362		(205,368)	2,197,699	197,485,232	1,287,155		5,399,044	35,993,613
American Vanguard Corp.	1,564,900	162,160		(133,457)	1,593,603	25,019,567	31,175		(404,454)	(2,059,865)
American Woodmark Corp.	887,753	121,112		(78,971)	929,894	82,676,876	—		1,353,320	4,163,074
Ameris Bancorp.	2,355,847	1,764,891		(209,356)	3,911,382	157,394,012	827,126		(443,912)	15,651,646
AMERISAFE Inc.	982,142	108,283		—	1,090,425	72,087,997	518,142		—	6,669,361
AMN Healthcare Services Inc.	2,749,490	319,722		(277,403)	2,791,809	160,696,526	—		3,872,925	25,334,478
Andersons Inc. (The)	1,553,940	529,462		(115,152)	1,968,250	44,147,848	606,574		(702,444)	(16,483,038)
AngioDynamics Inc.	2,178,468	252,044		(189,987)	2,240,525	41,270,471	—		111,740	(10,012,326)
Anika Therapeutics Inc.	853,030	88,115		(113,506)	827,639	45,429,105	—		148,616	20,937,147
Anixter International Inc.	1,693,852	215,501		(115,227)	1,794,126	124,009,989	—		(618,734)	23,103,655
Apogee Enterprises Inc.	1,610,095	182,241		(204,259)	1,588,077	61,919,122	567,648		(828,379)	3,087,867
Apollo Commercial Real Estate Finance Inc.	6,624,375	2,403,708		(491,684)	8,536,399	163,642,769	7,737,242		181,171	7,141,762
Apollo Global Management Inc.(b)(c)	2,000,567	304,132		(2,304,699)	—	—	—		(6,192,512)	26,643,327
Applied Industrial Technologies Inc.	2,285,610	245,603		(222,223)	2,308,990	131,150,632	1,446,978		(468,796)	(6,017,085)
Applied Optoelectronics Inc.	1,108,416	335,509		(263,477)	1,180,448	13,244,627	—		(7,932,253)	6,652,536
ArcBest Corp.	1,499,701	171,733		(144,961)	1,526,473	46,481,103	247,408		(1,041,848)	393,948
Archrock Inc.	7,715,299	893,168		(969,298)	7,639,169	76,162,515	2,185,527		(2,976,750)	3,913,268
Arcosa Inc.	2,861,211	357,280		(323,374)	2,895,117	99,041,953	287,155		673,060	9,993,179
Arlo Technologies Inc.	4,422,858	738,201		(564,803)	4,596,256	15,673,233	—		(3,178,904)	(136,199)
Armada Hoffler Properties Inc.	2,997,034	421,685		(251,158)	3,167,561	57,301,178	1,328,509		439,744	7,297,469
ARMOUR Residential REIT Inc.	3,480,492	731,641		(640,451)	3,571,682	59,825,674	3,617,155		(3,993,113)	(5,461,414)
Arrowhead Pharmaceuticals Inc.	—	6,092,842		(400,837)	5,692,005	160,400,701	—		1,197,046	33,695,523
Asbury Automotive Group Inc.	1,155,056	130,909		(127,291)	1,158,674	118,567,110	—		2,136,337	36,249,949
Astec Industries Inc.	1,337,083	151,023		(138,783)	1,349,323	41,963,945	302,887		(2,325,565)	(6,895,271)
Atlas Air Worldwide Holdings Inc.	1,525,233	219,156		(195,903)	1,548,486	39,068,302	—		(4,032,413)	(35,618,948)
Avista Corp.	3,865,041	404,183		(317,208)	3,952,016	191,435,655	3,081,979		2,024,213	28,739,614
Avon Products Inc.	26,080,303	3,167,394		(2,782,086)	26,465,611	116,448,688	—		2,655,474	36,285,694
Axcelis Technologies Inc.	1,932,693	202,849		(193,959)	1,941,583	33,181,653	—		(1,243,979)	(4,602,596)
Axos Financial Inc.	3,169,095	366,315		(341,921)	3,193,489	88,299,971	—		(964,706)	(3,607,427)
AZZ Inc.	1,529,962	160,882		(125,775)	1,565,069	68,174,406	528,102		(795,682)	4,598,198
B&G Foods Inc.	3,883,542	507,941		(480,202)	3,911,281	73,962,324	3,720,160		(4,205,498)	(17,068,507)
Badger Meter Inc.	1,716,460	222,821		(199,293)	1,739,988	93,437,356	561,490		1,986,894	(5,389,659)
Balchem Corp.	1,894,877	213,482		(175,681)	1,932,678	191,702,331	—		3,146,290	8,621,711
Banc of California Inc.	2,553,293	356,936		(195,467)	2,714,762	38,386,735	310,153		(421,649)	1,131,706
Banner Corp.	1,837,612	76,878		(68,693)	1,845,797	103,678,417	1,520,636		41,226	3,621,865
Barnes & Noble Education Inc.	2,150,739	367,994		(101,660)	2,417,073	7,541,268	—		4,103	(2,420,024)
Barnes Group Inc.	2,772,446	303,436		(231,226)	2,844,656	146,613,570	916,218		1,046,276	(1,231,569)
Benchmark Electronics Inc.	2,406,340	266,580		(414,391)	2,258,529	65,632,853	689,163		(571,939)	6,676,598
Berkshire Hills Bancorp. Inc.	2,383,343	606,042		(357,697)	2,631,688	77,082,142	1,174,760		(2,895,907)	7,199,052
Big Lots Inc.	2,369,752	260,603		(289,446)	2,340,909	57,352,271	1,443,717		(1,795,491)	(30,905,025)
BioTelemetry Inc.	1,976,323	267,678		(217,115)	2,026,886	82,555,067	—		(522,222)	(43,425,477)
BJ’s Restaurants Inc.	1,029,642	—		—	1,029,642	39,991,295	247,114		—	(8,690,178)
BlackRock Cash Funds: Institutional, SLAgency Shares	2,417,983,929	1,009,122,389	(d)	—	3,427,106,318	3,428,819,872	8,094,085	(e)	(21,684)	295,921
BlackRock Cash Funds: Treasury, SL Agency Shares	62,172,654	120,509,346	(d)	—	182,682,000	182,682,000	734,752		—	—
Bloomin’ Brands Inc.	—	5,889,314		(692,148)	5,197,166	98,382,352	555,455		(873,250)	(1,936,145)
Blucora Inc.	2,830,780	337,987		(246,889)	2,921,878	63,229,440	—		692,773	(35,156,481)
Boise Cascade Co.	2,280,795	239,835		(187,842)	2,332,788	76,025,561	422,395		(776,936)	14,474,089
Bonanza Creek Energy Inc.	1,123,250	116,777		(125,649)	1,114,378	24,950,923	—		(981,938)	626,615
Boot Barn Holdings Inc.	—	1,905,723		(203,737)	1,701,986	59,399,311	—		198,936	7,537,467
Boston Private Financial Holdings Inc.	4,638,890	111,236		—	4,750,126	55,362,719	1,113,334		—	3,307,528

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

Bottomline Technologies DE Inc.	2,197,242	262,849	(177,380)	2,282,711	$89,824,678	$—	$53,891	$(24,477,036)
Briggs & Stratton Corp.	2,530,365	340,927	(271,674)	2,599,618	15,753,685	484,404	(2,337,774)	(12,544,987)
Brookline Bancorp. Inc.	4,623,982	121,133	—	4,745,115	69,895,544	1,040,658	—	1,498,839
Brooks Automation Inc.	4,181,160	564,337	(435,301)	4,310,196	159,606,558	855,768	4,258,181	27,607,817
C&J Energy Services Inc.	3,621,036	726,351	(387,072)	3,960,315	42,494,180	—	(2,541,050)	(15,191,445)
Cabot Microelectronics Corp.	1,700,033	218,224	(185,964)	1,732,293	244,617,095	728,652	5,543,318	44,608,731
Cadence BanCorp.	—	6,785,406	—	6,785,406	119,016,021	—	—	(1,464,150)
CalAmp Corp.	2,024,765	246,810	(221,254)	2,050,321	23,619,698	—	(1,555,019)	(833,799)
Calavo Growers Inc.	926,517	124,079	(71,712)	978,884	93,170,179	—	2,246,321	8,208,894
Caleres Inc.	2,533,223	300,358	(305,449)	2,528,132	59,183,570	358,133	(2,469,609)	(1,111,916)
California Water Service Group	2,832,500	306,200	(258,844)	2,879,856	152,430,778	1,146,325	3,294,751	(6,868,808)
Callaway Golf Co.	5,258,427	817,824	(457,874)	5,618,377	109,052,698	107,360	1,216,812	17,057,371
Callon Petroleum Co.	—	13,666,017	(1,198)	13,664,819	59,305,314	—	(9)	(3,590,753)
Cambrex Corp.	1,971,187	225,289	(181,958)	2,014,518	119,863,821	—	2,149,302	39,795,112
Capstead Mortgage Corp.	5,023,824	1,136,809	(402,922)	5,757,711	42,319,176	1,303,104	(508,484)	(6,667,434)
Cardiovascular Systems Inc.	2,062,279	268,968	(225,301)	2,105,946	100,074,554	—	671,736	17,943,189
Care.com Inc.	1,560,226	298,355	(130,660)	1,727,921	18,056,774	—	(660,688)	(14,208,403)
Career Education Corp.	4,132,109	476,333	(414,849)	4,193,593	66,636,193	—	2,457,692	(5,327,959)
CareTrust REIT Inc.	5,243,092	990,165	(535,745)	5,697,512	133,920,020	2,552,774	2,636,892	(2,814,269)
Carrizo Oil & Gas Inc.	4,997,725	1,511,552	(945,450)	5,563,827	47,765,455	—	(11,110,017)	(9,220,617)
Cato Corp. (The) Class A	1,332,264	195,425	(209,215)	1,318,474	23,218,327	905,235	(2,336,364)	6,189,441
Cavco Industries Inc.	501,616	65,369	(55,337)	511,648	98,282,464	—	(13,293)	38,216,653
CBL & Associates Properties Inc.	10,024,942	—	—	10,024,942	12,932,175	—	—	(2,606,485)
Cedar Realty Trust Inc.	5,075,763	677,583	(455,529)	5,297,817	15,893,451	526,663	(964,541)	(1,105,102)
Central Garden & Pet Co.	627,304	79,773	(72,748)	634,329	18,541,437	—	(243,573)	2,526,159
Century Communities Inc.	—	1,833,400	(255,610)	1,577,790	48,327,708	—	409,894	7,730,893
CEVA Inc.	1,312,889	136,585	(134,294)	1,315,180	39,271,275	—	(674,158)	4,642,128
Chart Industries Inc.	1,861,603	484,757	(210,171)	2,136,189	133,212,746	—	1,748,160	(58,691,931)
Chatham Lodging Trust	2,770,859	286,955	(252,859)	2,804,955	50,909,933	1,847,155	(463,008)	(2,628,229)
Chefs’ Warehouse Inc. (The)	1,351,087	270,564	(89,259)	1,532,392	61,786,045	—	152,285	12,549,608
Chico’s FAS Inc.	6,841,640	1,720,551	(1,390,594)	7,171,597	28,901,536	1,237,896	(5,479,511)	3,799,325
Children’s Place Inc. (The)	956,111	120,120	(141,990)	934,241	71,927,215	1,620,431	(2,531,502)	(17,306,465)
Chuy’s Holdings Inc.	1,022,019	122,348	(131,265)	1,013,102	25,084,406	—	(534,706)	2,570,961
Cincinnati Bell Inc.	2,916,723	91,566	(69,433)	2,938,856	14,900,000	—	(636,203)	(12,551,644)
CIRCOR International Inc.	1,177,515	122,451	(100,113)	1,199,853	45,054,480	—	(544,126)	6,418,266
City Holding Co.	976,770	55,058	(51,439)	980,389	74,754,661	1,045,608	454,007	(478,642)
Clearwater Paper Corp.	988,068	171,945	(147,877)	1,012,136	21,376,312	—	(4,655,536)	6,351,511
Cogent Communications Holdings Inc.	2,448,315	268,445	(223,657)	2,493,103	137,369,975	3,076,797	2,096,281	(186,686)
Cohu Inc.	2,432,253	309,225	(280,584)	2,460,894	33,234,373	298,043	(1,523,018)	(1,726,120)
Columbia Banking System Inc.	4,273,611	130,721	(47,030)	4,357,302	160,784,444	3,051,375	(397,673)	18,469,445
Comfort Systems USA Inc.	2,162,834	263,765	(220,134)	2,206,465	97,591,947	445,920	1,935,450	(20,229,037)
Community Bank System Inc.	2,995,039	129,181	(41,616)	3,082,604	190,165,841	2,439,060	(149,119)	5,645,669
Community Health Systems Inc.	6,905,540	1,352,043	(1,058,380)	7,199,203	25,917,131	—	(4,850,581)	4,252,411
Community Healthcare Trust Inc.	1,044,335	120,554	(64,846)	1,100,043	49,006,916	889,256	668,762	8,709,829
Computer Programs & Systems Inc.	699,694	108,350	(44,635)	763,409	17,260,677	147,414	(280,809)	(4,994,163)
Comtech Telecommunications Corp.	1,421,481	148,780	(124,913)	1,445,348	46,973,810	287,150	625,333	12,773,597
CONMED Corp.	1,519,620	302,249	(132,411)	1,689,458	162,441,387	621,387	3,932,799	15,914,109
CONSOL Energy Inc.	1,625,231	216,925	(207,066)	1,635,090	25,556,457	—	(2,394,684)	(28,621,770)
Consolidated Communications Holdings Inc.	4,176,899	587,569	(349,741)	4,414,727	21,014,101	1,625,581	(2,962,594)	(23,203,265)
Cooper Tire & Rubber Co.	2,946,781	328,496	(273,268)	3,002,009	78,412,475	634,839	(614,931)	(11,001,631)
Cooper-Standard Holdings Inc.	956,283	157,797	(93,035)	1,021,045	41,740,320	—	(3,919,848)	(1,978,885)
Corcept Therapeutics Inc.	6,146,083	784,843	(794,866)	6,136,060	86,733,208	—	(3,266,070)	18,685,439
Core-Mark Holding Co. Inc.	2,690,529	304,076	(249,936)	2,744,669	88,145,045	612,066	1,267,497	(15,268,435)
Crocs Inc.	3,944,087	500,675	(703,784)	3,740,978	103,849,549	—	1,359,691	5,461,932
Cross Country Healthcare Inc.	2,200,640	229,533	(218,114)	2,212,059	22,784,208	—	(410,289)	7,733,970
CryoLife Inc.	2,015,424	401,749	(163,178)	2,253,995	61,195,964	—	1,496,322	(6,202,750)

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
CSG Systems International Inc.	1,953,735	231,762	(208,345)	1,977,152	$102,179,215	$883,377	$2,124,056	$16,344,633
CTS Corp.	1,938,245	202,590	(183,913)	1,956,922	63,325,996	157,054	897,189	4,970,766
Cubic Corp.	1,683,550	304,998	(120,427)	1,868,121	131,571,762	234,511	1,190,522	22,908,658
Customers Bancorp. Inc.	1,692,180	178,046	(150,197)	1,720,029	35,673,401	—	(772,614)	4,806,544
Cutera Inc.	832,429	120,832	(104,160)	849,101	24,819,222	—	(1,249,766)	11,333,919
CVB Financial Corp.	5,995,703	2,328,791	(381,845)	7,942,649	165,763,085	2,184,379	1,085,177	(3,852,588)
Cytokinetics Inc.	3,283,523	534,562	(279,343)	3,538,742	40,270,884	—	306,936	10,739,626
Daktronics Inc.	2,334,199	246,279	(324,972)	2,255,506	16,656,912	241,275	(879,486)	794,926
Darling Ingredients Inc.	9,669,723	1,034,553	(871,123)	9,833,153	188,108,217	—	2,021,163	(27,131,421)
Dave & Buster’s Entertainment Inc.	2,267,774	241,344	(667,093)	1,842,025	71,746,874	324,957	(6,782,539)	(17,336,833)
Dean Foods Co.	5,370,564	2,052,154	(1,521,403)	5,901,315	6,845,525	—	(9,360,268)	112,678
Denbury Resources Inc.	27,040,078	3,721,921	(2,342,550)	28,419,449	33,819,144	—	(4,406,580)	(19,765,091)
Designer Brands Inc., Class A	4,027,109	386,891	(1,096,021)	3,317,979	56,803,800	1,739,327	(5,349,663)	(12,947,877)
DiamondRock Hospitality Co.	11,818,765	1,352,280	(1,180,468)	11,990,577	122,903,414	3,016,677	(1,143,510)	(5,935,426)
Diebold Nixdorf Inc.	4,518,377	569,154	(491,941)	4,595,590	51,470,608	—	955,208	(610,952)
Digi International Inc.	1,661,555	175,047	(149,341)	1,687,261	22,980,495	—	173,702	1,437,998
Dime Community Bancshares Inc.	1,796,840	189,693	(135,774)	1,850,759	39,624,750	520,370	277,140	4,669,066
Dine Brands Global Inc.	1,028,540	107,717	(105,975)	1,030,282	78,157,193	1,460,926	600,016	(17,145,460)
DMC Global Inc.	—	956,274	(72,132)	884,142	38,884,565	126,627	(271,626)	(20,399,617)
Donnelley Financial Solutions Inc.	2,051,142	212,428	(370,418)	1,893,152	23,323,633	—	(4,592,030)	(892,115)
Dorman Products Inc.	1,704,693	212,272	(175,265)	1,741,700	138,534,818	—	1,943,165	(16,987,411)
Dril-Quip Inc.	2,147,990	276,901	(258,754)	2,166,137	108,696,755	—	753,575	8,531,184
DSP Group Inc.	1,142,869	329,028	(88,142)	1,383,755	19,490,189	—	277,355	(389,350)
DXP Enterprises Inc./TX	953,211	99,304	(92,450)	960,065	33,333,457	—	(1,230,039)	(2,875,538)
Eagle Bancorp. Inc.	1,872,922	299,256	(120,239)	2,051,939	91,557,518	417,213	(17,262)	(10,768,281)
Easterly Government Properties Inc.	3,596,681	1,336,170	(670,435)	4,262,416	90,789,461	2,279,344	(197,808)	13,686,564
Echo Global Logistics Inc.	1,643,696	172,639	(177,979)	1,638,356	37,108,763	—	(838,565)	(2,691,392)
eHealth Inc.	1,088,541	206,216	(92,670)	1,202,087	80,287,391	—	3,591,191	(428,374)
El Paso Electric Co.	2,391,038	261,479	(213,530)	2,438,987	163,607,248	1,880,278	3,259,109	16,846,865
Emergent BioSolutions Inc.	2,644,283	309,140	(328,068)	2,625,355	137,253,559	—	(412,076)	4,930,030
Employers Holdings Inc.	1,802,562	—	—	1,802,562	78,555,652	793,127	—	6,254,890
Encore Capital Group Inc.	1,529,425	239,957	(111,192)	1,658,190	55,259,182	—	(69,744)	9,383,430
Encore Wire Corp.	1,229,481	128,500	(107,114)	1,250,867	70,398,795	49,622	1,025,098	(2,284,991)
Endo International PLC	11,747,637	2,636,375	(2,181,306)	12,202,706	39,170,686	—	(11,814,009)	(45,268,588)
Enova International Inc.	1,976,105	291,761	(214,234)	2,053,632	42,612,864	—	(149,517)	(4,444,626)
EnPro Industries Inc.	1,218,956	133,682	(119,484)	1,233,154	84,656,022	625,502	252,892	4,672,101
Ensign Group Inc. (The)	2,907,280	351,980	(260,533)	2,998,727	142,229,622	284,722	4,214,640	(15,853,142)
ePlus Inc.	806,383	84,005	(81,282)	809,106	61,564,876	—	771,410	(11,037,943)
Era Group Inc.	1,199,689	238,679	(240,063)	1,198,305	12,654,101	—	(1,700,873)	764,111
ESCO Technologies Inc.	1,531,933	165,393	(146,123)	1,551,203	123,413,711	247,287	2,617,789	16,475,103
Ethan Allen Interiors Inc.	1,483,298	153,798	(169,173)	1,467,923	28,037,329	566,176	(1,263,698)	1,072,494
ExlService Holdings Inc.	2,013,751	211,341	(179,148)	2,045,944	136,996,410	—	3,222,230	10,884,889
Exponent Inc.	3,023,835	351,486	(275,473)	3,099,848	216,679,375	991,196	6,429,363	31,537,289
Express Inc.	4,083,738	846,443	(744,319)	4,185,862	14,399,365	—	(3,965,367)	535,429
Exterran Corp.	1,884,120	195,743	(288,023)	1,791,840	23,401,430	—	(3,164,132)	(3,977,762)
Fabrinet	2,174,717	277,862	(252,124)	2,200,455	115,083,797	—	2,121,541	(3,054,604)
FARO Technologies Inc.	1,021,513	107,019	(90,406)	1,038,126	50,193,392	—	156,128	4,268,626
Federal Signal Corp.	3,559,549	386,403	(335,828)	3,610,124	118,195,460	582,346	2,419,419	21,798,485
Ferro Corp.	4,874,513	595,541	(566,972)	4,903,082	58,150,553	—	(2,705,930)	(32,581,727)
First BanCorp./Puerto Rico	12,648,717	545,618	(209,746)	12,984,589	129,586,198	783,713	(273,976)	(19,013,332)
First Commonwealth Financial Corp.	5,624,417	155,000	—	5,779,417	76,750,658	1,140,383	—	3,839,185
First Financial Bancorp.	5,726,539	151,082	—	5,877,621	143,854,774	2,644,929	—	2,286,555
First Midwest Bancorp. Inc.	6,232,024	529,717	(151,713)	6,610,028	128,763,345	1,834,776	(995,467)	(5,384,548)
FormFactor Inc.	4,366,333	518,222	(387,514)	4,497,041	83,847,329	—	518,873	10,805,801
Forward Air Corp.	1,688,881	199,160	(191,025)	1,697,016	108,133,860	627,403	1,223,318	(3,084,374)
Fossil Group Inc.	2,676,763	403,688	(275,351)	2,805,100	35,091,801	—	(1,666,899)	(1,615,183)
Four Corners Property Trust Inc.	4,019,823	438,374	(386,426)	4,071,771	115,149,684	2,349,106	1,861,554	(7,054,961)
Fox Factory Holding Corp.	2,231,467	286,851	(224,826)	2,293,492	142,746,942	—	4,003,493	(22,511,775)

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Franklin Financial Network Inc.	727,331	107,431	(37,277)	797,485	$24,092,022	$60,249	$(2,941)	$909,297
Franklin Street Properties Corp.	6,291,381	659,137	(535,646)	6,414,872	54,269,817	1,146,259	(1,167,961)	9,260,740
Frontier Communications Corp.	6,362,914	1,562,643	(1,297,468)	6,628,089	5,746,553	—	(7,584,973)	1,134,506
FTI Consulting Inc.	2,223,310	262,064	(244,080)	2,241,294	237,554,751	—	6,549,163	59,631,961
GameStop Corp., Class A	6,006,462	929,108	(1,523,215)	5,412,355	29,876,200	—	(12,022,420)	(17,267,201)
Gannett Co. Inc.	6,722,107	705,835	(567,833)	6,860,109	73,677,571	2,206,532	(864,200)	2,504,781
Garrett Motion Inc.	4,370,103	596,825	(502,695)	4,464,233	44,463,761	—	(1,210,033)	(20,511,926)
Genesco Inc.	1,183,621	136,330	(466,587)	853,364	34,151,627	—	(8,931,390)	2,563,771
Gentherm Inc.	1,981,642	231,396	(236,393)	1,976,645	81,210,460	—	(821,169)	9,012,441
Geospace Technologies Corp.	799,510	111,316	(66,867)	843,959	12,971,650	—	(67,403)	2,037,371
Gibraltar Industries Inc.	1,889,453	198,196	(159,553)	1,928,096	88,576,730	—	2,013,106	8,350,098
G-III Apparel Group Ltd.	2,476,996	355,925	(265,339)	2,567,582	66,166,588	—	(2,365,041)	(33,862,208)
Glacier Bancorp. Inc.	4,963,233	240,920	(85,202)	5,118,951	207,112,757	2,652,806	(386,028)	2,131,523
Global Net Lease Inc.	4,916,496	540,645	(406,831)	5,050,310	98,481,045	3,547,545	133,820	2,850,956
GMS Inc.	—	2,635,277	(134,691)	2,500,586	71,816,830	—	351,906	18,010,945
Granite Point Mortgage Trust Inc.	3,038,176	457,265	(215,202)	3,280,239	61,471,679	1,351,595	(17,312)	417,116
Great Western Bancorp. Inc.	3,317,678	113,444	(26,392)	3,404,730	112,356,090	2,034,550	(272,112)	4,831,642
Green Plains Inc.	2,262,572	358,993	(426,646)	2,194,919	23,255,167	280,171	(4,991,130)	(9,995,490)
Greenbrier Companies Inc. (The)	1,909,968	237,589	(203,795)	1,943,762	58,546,111	966,075	(3,663,124)	(773,790)
Griffon Corp.	2,030,059	677,906	(132,968)	2,574,997	53,997,687	305,578	395,071	5,012,880
Group 1 Automotive Inc.	1,026,577	140,257	(120,860)	1,045,974	96,553,860	571,824	968,107	27,696,032
Gulf Island Fabrication Inc.	847,397	167,037	(164,839)	849,595	4,545,333	—	(2,638,899)	(668,117)
Gulfport Energy Corp.	8,736,204	1,136,194	(1,039,668)	8,832,730	23,936,698	—	(3,258,365)	(43,532,117)
Hanmi Financial Corp.	1,801,829	—	—	1,801,829	33,838,349	864,878	—	(4,486,554)
Harmonic Inc.	5,207,831	617,443	(398,244)	5,427,030	35,709,857	—	515,485	5,652,600
Harsco Corp.	4,703,956	570,581	(469,929)	4,804,608	91,095,368	—	906,755	(7,593,147)
Haverty Furniture Companies Inc.	1,122,130	115,365	(147,347)	1,090,148	22,097,300	432,927	(446,191)	(1,523,829)
Hawaiian Holdings Inc.	2,850,707	445,845	(460,519)	2,836,033	74,474,227	676,449	(6,044,753)	6,207,983
Hawkins Inc.	582,628	70,091	(73,373)	579,346	24,622,205	269,443	(200,573)	3,459,060
Haynes International Inc.	756,227	89,847	(85,321)	760,753	27,265,388	335,363	(973,902)	3,208,935
HB Fuller Co.	2,984,732	325,744	(264,716)	3,045,760	141,810,586	968,312	(485,387)	(6,220,385)
Heidrick & Struggles International Inc.	1,124,037	118,066	(95,827)	1,146,276	31,293,335	347,075	90,248	(12,777,780)
Helix Energy Solutions Group Inc.	8,202,634	998,257	(709,948)	8,490,943	68,437,001	—	677,608	263,043
Heritage Financial Corp./WA	1,952,141	315,385	(112,410)	2,155,116	58,101,927	742,754	(305,464)	(6,218,417)
Hersha Hospitality Trust	2,120,244	223,374	(159,710)	2,183,908	32,496,551	1,222,673	(358,703)	(4,692,266)
Heska Corp.	408,387	67,187	(49,479)	426,095	30,197,353	—	(911,173)	(5,084,358)
Hibbett Sports Inc.	1,097,693	152,268	(174,306)	1,075,655	24,632,500	—	(1,570,733)	1,692,435
Hillenbrand Inc.	3,669,989	433,023	(352,743)	3,750,269	115,808,307	1,576,960	(1,711,662)	(38,699,085)
HMS Holdings Corp.	5,024,478	709,453	(517,769)	5,216,162	179,775,023	—	3,983,506	21,282,387
HomeStreet Inc.	1,573,294	13,216	(133,603)	1,452,907	39,693,419	—	(491,326)	1,890,045
Hope Bancorp Inc.	7,066,232	720,291	(414,509)	7,372,014	105,714,681	2,007,150	(707,995)	9,525,252
Horace Mann Educators Corp.	2,378,545	87,811	—	2,466,356	114,266,273	1,413,529	—	26,841,323
Hub Group Inc., Class A	2,011,037	233,819	(239,862)	2,004,994	93,232,221	—	(16,903)	11,448,831
Ichor Holdings Ltd.	1,318,481	177,691	(135,733)	1,360,439	32,895,415	—	203,047	1,822,360
Independence Realty Trust Inc.	5,304,769	593,933	(505,171)	5,393,531	77,181,429	1,937,956	795,812	18,324,913
Independent Bank Corp.	2,014,877	183,554	(142,354)	2,056,077	153,486,148	1,813,113	1,704,343	(14,925,477)
Innophos Holdings Inc.	1,175,223	122,247	(118,081)	1,179,389	38,282,967	1,152,999	(1,276,687)	4,028,356
Innospec Inc.	1,439,896	163,516	(138,553)	1,464,859	130,577,531	739,093	2,355,633	5,935,713
Innovative Industrial Properties Inc.	581,332	174,768	(80,516)	675,584	62,403,694	876,417	234,314	2,796,542
Insight Enterprises Inc.	2,082,459	242,126	(182,816)	2,141,769	119,275,116	—	2,784,173	(1,718,492)
Insteel Industries Inc.	1,098,828	145,967	(147,532)	1,097,263	22,526,809	66,153	(2,141,843)	1,761,643
Integer Holdings Corp.	1,765,980	357,522	(173,745)	1,949,757	147,323,639	—	3,334,477	(3,874,096)
Interface Inc.	3,486,976	424,038	(401,968)	3,509,046	50,670,624	469,137	(2,385,227)	(1,074,048)
INTL. FCStone Inc.	952,198	98,991	(75,448)	975,741	40,063,925	—	(65,182)	2,167,919
Invacare Corp.	1,947,025	387,950	(251,522)	2,083,453	15,625,898	50,472	(1,802,067)	510,138
Invesco Mortgage Capital Inc.	7,490,251	1,735,631	(681,367)	8,544,515	130,816,525	7,335,593	(784,813)	(3,524,654)
iRobot Corp.	1,634,782	213,717	(169,342)	1,679,157	103,553,612	—	(239,846)	(93,662,504)
iStar Inc.	4,078,737	405,061	(950,843)	3,532,955	46,105,063	807,694	442,548	17,552,441

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Itron Inc.	1,976,677	314,544	(195,317)	2,095,904	$155,013,060	$—	$1,649,788	$52,921,585
James River Group Holdings Ltd.	1,741,375	99,478	(26,081)	1,814,772	92,988,917	1,085,345	161,810	19,948,880
John B Sanfilippo & Son Inc.	524,653	60,355	(58,327)	526,681	50,877,385	1,614,204	583,755	12,542,046
John Bean Technologies Corp.	1,851,955	221,498	(184,115)	1,889,338	187,856,877	380,944	5,443,445	7,524,482
Kaiser Aluminum Corp.	801,689	—	—	801,689	79,343,160	962,027	—	(4,617,729)
Kaman Corp.	1,648,908	171,737	(152,791)	1,667,854	99,170,599	670,215	1,101,776	339,894
KEMET Corp.	3,388,120	535,348	(451,636)	3,471,832	63,117,906	345,837	(729,732)	4,702,139
Kite Realty Group Trust	4,959,310	255,992	(197,513)	5,017,789	81,037,292	3,186,296	(1,622,380)	2,334,594
KLX Energy Services Holdings Inc.	1,340,972	184,172	(250,408)	1,274,736	11,020,093	—	(3,415,253)	(19,583,073)
Knowles Corp.	5,308,433	680,030	(874,635)	5,113,828	104,015,262	—	2,002,216	12,566,733
Koppers Holdings Inc.	1,229,944	128,174	(118,950)	1,239,168	36,196,097	—	(509,858)	4,505,818
Korn Ferry	3,326,181	373,663	(346,625)	3,353,219	129,568,382	674,621	(206,808)	(20,940,184)
Kraton Corp.	1,880,939	212,212	(192,618)	1,900,533	61,368,211	—	(1,259,713)	1,293,809
Kulicke & Soffa Industries Inc.	3,891,953	443,258	(545,101)	3,790,110	88,991,783	922,789	1,529,910	3,678,476
Lannett Co. Inc.	2,007,285	399,833	(359,978)	2,047,140	22,927,968	—	938,106	6,287,237
Lantheus Holdings Inc.	2,289,101	309,432	(260,310)	2,338,223	58,607,560	—	878,646	372,197
La-Z-Boy Inc.	2,761,369	314,774	(286,030)	2,790,113	93,719,896	729,432	1,197,038	431,699
LCI Industries	1,465,571	175,331	(143,742)	1,497,160	137,514,146	1,942,732	1,098,470	20,815,344
LegacyTexas Financial Group Inc.	2,663,344	412,094	(159,128)	2,916,310	126,946,974	1,364,640	1,622,035	14,808,107
Lexington Realty Trust	12,269,302	3,416,485	(892,811)	14,792,976	151,628,004	2,807,558	614,826	14,123,664
LGI Homes Inc.	1,098,233	221,462	(127,997)	1,191,698	99,292,277	—	2,080,743	23,834,601
LHC Group Inc.	1,714,868	197,881	(143,491)	1,769,258	200,916,938	—	6,478,198	(1,866,874)
Lindsay Corp.	640,916	74,345	(69,502)	645,759	59,958,723	406,191	(1,650)	(2,524,013)
Lithia Motors Inc., Class A	1,311,453	145,736	(118,842)	1,338,347	177,170,376	808,127	3,033,221	49,475,632
Livent Corp.	8,562,883	941,078	(768,167)	8,735,794	58,442,462	—	(2,059,600)	(46,848,989)
LivePerson Inc.	3,479,004	439,338	(272,166)	3,646,176	130,168,483	—	4,256,577	19,809,478
LTC Properties Inc.	2,329,634	244,463	(196,378)	2,377,719	121,786,767	2,722,394	839,419	12,206,882
Lumber Liquidators Holdings Inc.	1,680,775	224,970	(174,215)	1,731,530	17,090,201	—	(1,288,014)	702,707
Luminex Corp.	2,466,780	323,317	(281,892)	2,508,205	51,794,433	376,642	(950,785)	(4,899,620)
Lydall Inc.	1,045,183	109,661	(103,037)	1,051,807	26,200,512	—	(1,748,979)	3,289,495
LyondellBasell Inc.	1,640,554	—	—	1,640,554	710,360	—	—	—
M/I Homes Inc.	1,639,229	200,130	(185,907)	1,653,452	62,252,468	—	607,049	17,692,229
Magellan Health Inc.	1,353,461	101,235	(147,268)	1,307,428	81,191,279	—	(5,735,178)	(207,209)
ManTech International Corp./VA,
Class A	1,573,917	177,858	(149,139)	1,602,636	114,444,237	862,116	2,573,276	24,988,350
Marcus Corp. (The)	1,280,942	216,709	(121,582)	1,376,069	50,928,314	422,028	531,296	(4,398,557)
Materion Corp.	1,200,257	138,254	(118,602)	1,219,909	74,853,616	269,534	1,627,009	3,359,419
Matrix Service Co.	1,570,863	191,658	(113,674)	1,648,847	28,261,238	—	56,910	(4,100,387)
Matson Inc.	2,534,532	263,655	(233,967)	2,564,220	96,183,892	1,110,836	1,336,228	1,970,186
Matthews International Corp., Class A.	1,885,803	204,754	(204,046)	1,886,511	66,763,624	758,689	(3,762,468)	718,686
MaxLinear Inc.	3,743,403	515,784	(383,582)	3,875,605	86,736,040	—	(961,477)	(11,343,477)
McDermott International Inc.	—	11,433,080	(359,595)	11,073,485	22,368,440	—	19,182	75,032
Medicines Co. (The)	3,874,518	888,535	(360,137)	4,402,916	220,145,800	—	2,743,245	88,364,388
Medifast Inc.	702,414	90,530	(84,818)	708,126	73,383,097	1,069,131	(2,108,522)	(15,375,395)
Mercury Systems Inc.	2,852,786	742,321	(285,150)	3,309,957	268,669,210	—	8,441,771	46,222,017
Meridian Bioscience Inc.	2,531,980	309,032	(237,956)	2,603,056	24,703,001	—	(1,583,717)	(19,172,039)
Merit Medical Systems Inc.	3,224,223	384,499	(308,135)	3,300,587	100,535,880	—	1,181,299	(104,557,847)
Meritage Homes Corp.	2,102,515	275,897	(230,801)	2,147,611	151,084,434	—	2,443,415	52,481,437
Mesa Laboratories Inc.	—	254,070	(14,546)	239,524	56,951,621	37,732	(96,799)	(1,141,015)
Meta Financial Group Inc.	1,650,274	619,031	(166,477)	2,102,828	68,573,221	167,601	(260,650)	21,055,997
Methode Electronics Inc.	2,178,518	263,861	(226,096)	2,216,283	74,555,760	482,704	(1,039,588)	11,703,129
MicroStrategy Inc., Class A	488,588	57,299	(55,036)	490,851	72,827,563	—	(783,006)	2,878,822
Mobile Mini Inc.	2,628,741	321,713	(274,443)	2,676,011	98,637,765	1,491,152	(1,524,106)	9,195,499
Momenta Pharmaceuticals Inc.	5,815,027	677,883	(587,589)	5,905,321	76,532,960	—	(3,560,959)	(5,602,668)
Monotype Imaging Holdings Inc.	2,430,438	335,169	(290,300)	2,475,307	49,035,832	295,568	(746,880)	751,321
Monro Inc.	1,943,979	225,265	(182,890)	1,986,354	156,941,830	877,362	2,576,906	(17,408,107)
Moog Inc., Class A	1,904,772	205,793	(166,414)	1,944,151	157,709,529	978,729	2,923,112	(14,765,203)
Motorcar Parts of America Inc.	1,103,093	144,542	(87,822)	1,159,813	19,600,840	—	(675,682)	(1,670,437)

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
Movado Group Inc.	968,646	116,060	(87,619)	997,087	$24,787,583	$591,010	$(487,857)	$(10,921,327)
MTS Systems Corp.	1,056,584	110,751	(91,203)	1,076,132	59,456,293	649,271	190,147	589,864
Mueller Industries Inc.	3,339,223	365,233	(314,581)	3,389,875	97,221,615	680,339	(564,463)	(8,564,916)
Myers Industries Inc.	2,081,868	219,602	(175,232)	2,126,238	37,528,101	581,476	(280,933)	1,355,069
MYR Group Inc.	971,567	102,538	(77,343)	996,762	31,188,683	—	(34,530)	(3,430,821)
Myriad Genetics Inc.	4,308,785	520,812	(414,880)	4,414,717	126,393,348	—	(1,376,514)	(18,956,710)
Nabors Industries Ltd.	19,174,190	3,191,856	(1,947,800)	20,418,246	38,182,120	390,923	(648,370)	(30,692,785)
Nanometrics Inc.	1,434,780	163,576	(184,204)	1,414,152	46,129,638	—	283,365	2,079,578
National Bank Holdings Corp., Class A	1,519,957	323,727	(77,324)	1,766,360	60,391,848	597,026	227,048	535,051
National Storage Affiliates Trust	3,335,752	499,252	(299,362)	3,535,642	117,984,374	2,180,091	834,682	15,910,830
Natus Medical Inc.	2,005,564	245,351	(211,660)	2,039,255	64,929,879	—	(964,551)	14,252,777
Navigant Consulting Inc.	2,411,725	275,907	(387,738)	2,299,894	64,282,037	241,862	1,244,134	19,094,129
NBT Bancorp. Inc.	2,537,250	69,936	—	2,607,186	95,396,936	1,355,737	—	1,409,875
Neenah Inc.	994,994	103,708	(89,760)	1,008,942	65,702,303	915,878	(331,008)	962,161
Neogen Corp.	3,066,698	348,231	(289,670)	3,125,259	212,861,390	—	2,550,655	30,449,271
NeoGenomics Inc.	5,586,936	1,210,865	(597,815)	6,199,986	118,543,732	—	1,625,201	(10,762,533)
NETGEAR Inc.	1,860,690	223,110	(217,715)	1,866,085	60,125,259	—	(180,951)	(1,674,391)
New Media Investment Group Inc.	3,250,260	636,386	(245,043)	3,641,603	32,082,522	2,508,584	(624,489)	(5,147,626)
New York Mortgage Trust Inc.	11,007,584	5,547,011	(871,787)	15,682,808	95,508,301	5,177,152	46,807	(54,987)
Newpark Resources Inc.	5,294,598	559,201	(454,914)	5,398,885	41,139,504	—	(869,361)	(7,247,013)
NIC Inc.	3,938,086	412,097	(343,921)	4,006,262	82,729,310	642,775	193,608	14,130,737
NMI Holdings Inc., Class A	3,895,851	517,669	(359,261)	4,054,259	106,464,841	—	2,493,249	(1,166,856)
Noble Corp. PLC	14,729,530	2,413,461	(1,920,963)	15,222,028	19,331,976	—	(4,395,630)	(19,580,100)
Northfield Bancorp. Inc.	2,826,206	292,228	(494,273)	2,624,161	42,144,026	634,300	(805,674)	6,886,842
Northwest Bancshares Inc.	6,038,465	379,556	(387,462)	6,030,559	98,840,862	2,229,697	(246,231)	(3,396,215)
Northwest Natural Holding Co.	1,695,035	270,396	(144,516)	1,820,915	129,904,076	1,684,903	1,844,106	8,185,542
Office Depot Inc.	31,810,278	4,374,374	(3,457,196)	32,727,456	57,436,685	1,649,329	(2,995,248)	(57,409,270)
Office Properties Income Trust	2,823,853	516,723	(478,203)	2,862,373	87,703,109	3,014,422	(24,045,901)	32,403,263
OFG Bancorp.	2,557,137	628,268	(164,704)	3,020,701	66,153,352	394,068	1,099,465	4,093,401
Oil States International Inc.	3,572,480	521,543	(443,945)	3,650,078	48,546,037	—	(4,462,470)	(9,165,008)
Old National Bancorp./IN	8,842,121	1,847,968	(623,708)	10,066,381	173,192,085	2,351,293	141,278	6,370,641
Olympic Steel Inc.	528,678	126,416	(106,552)	548,542	7,899,005	23,082	(814,935)	76,663
Omnicell Inc.	2,395,651	309,638	(219,573)	2,485,716	179,642,695	—	4,738,848	(26,068,672)
OraSure Technologies Inc.	3,612,974	445,057	(356,309)	3,701,722	27,651,863	—	(1,951,267)	(11,748,805)
Oritani Financial Corp.	2,262,600	237,549	(204,473)	2,295,676	40,621,987	1,158,156	208,814	2,211,204
Orthofix Medical Inc.	1,131,101	126,886	(119,077)	1,138,910	60,385,008	—	(526,928)	(3,348,001)
OSI Systems Inc.	994,937	148,401	(131,671)	1,011,667	102,744,901	—	1,959,497	12,083,504
Owens & Minor Inc.	3,749,629	921,229	(818,860)	3,851,998	22,380,108	17,815	(7,942,674)	15,235,960
Oxford Industries Inc.	1,004,610	122,739	(108,735)	1,018,614	73,034,624	747,471	(221,233)	(3,662,381)
Pacific Premier Bancorp. Inc.	2,639,091	1,039,202	(229,358)	3,448,935	107,572,283	1,169,350	(1,232,241)	13,034,792
Pacira BioSciences Inc.	—	2,486,362	—	2,486,362	94,655,801	—	—	(4,818,570)
Park Aerospace Corp.	1,166,690	145,882	(120,711)	1,191,861	20,929,079	355,248	(662,271)	2,852,014
Park Hotels & Resorts(c)(f)	3,593,442	313,573	(3,907,015)	—	—	1,464,961	(5,311,127)	2,835,424
Patrick Industries Inc.	1,336,501	151,147	(142,875)	1,344,773	57,663,866	—	(1,142,464)	(2,498,829)
PDC Energy Inc.	3,886,855	663,648	(1,016,630)	3,533,873	98,064,976	—	(25,299,415)	(23,576,673)
PDF Solutions Inc.	1,661,242	174,513	(162,268)	1,673,487	21,872,475	—	(172,302)	1,329,426
Penn Virginia Corp.	802,633	145,118	(128,583)	819,168	23,813,214	—	(3,781,017)	(8,151,132)
PennyMac Mortgage Investment Trust	3,996,423	1,516,258	(277,956)	5,234,725	116,367,937	4,028,202	1,179,361	5,736,071
Perficient Inc.	1,965,964	203,744	(203,913)	1,965,795	75,840,371	—	1,603,536	20,571,405
PetMed Express Inc.	1,243,352	152,482	(185,044)	1,210,790	21,818,436	669,305	(3,060,774)	(3,025,466)
PGT Innovations Inc.	3,459,442	401,794	(356,178)	3,505,058	60,532,352	—	(527,852)	12,433,589
PH Glatfelter Co.	2,619,715	271,754	(249,502)	2,641,967	40,659,872	683,825	(973,072)	4,177,706
Phibro Animal Health Corp., Class A	1,211,456	145,500	(123,055)	1,233,901	26,319,108	293,278	(1,137,514)	(13,175,465)
Photronics Inc.	3,962,969	415,816	(356,045)	4,022,740	43,767,411	—	127,632	5,691,910
Piper Jaffray Companies	862,568	88,888	(101,072)	850,384	64,186,984	657,820	981,573	1,109,252
Pitney Bowes Inc.	—	11,048,836	(757,925)	10,290,911	47,029,463	1,053,540	(1,998,252)	(23,189,527)

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
Plexus Corp.	1,813,109	220,053	(279,342)	1,753,820	$109,631,288	$—	$1,292,271	$989,203
Power Integrations Inc.	1,695,239	231,145	(175,949)	1,750,435	158,291,837	595,626	2,653,978	32,644,661
PRA Group Inc.	2,667,792	338,654	(289,644)	2,716,802	91,800,740	—	(1,814,320)	20,690,628
Preferred Bank/Los Angeles CA	834,497	86,151	(87,506)	833,142	43,639,978	499,568	(893,900)	6,971,724
ProAssurance Corp.	3,145,913	84,046	(28,829)	3,201,130	128,909,505	1,988,218	(254,360)	18,188,060
Progenics Pharmaceuticals Inc.	4,964,966	712,656	(465,520)	5,212,102	26,347,176	—	(1,145,372)	3,159,346
Progress Software Corp.	2,648,408	306,492	(279,864)	2,675,036	101,811,870	834,441	1,618,503	(18,783,087)
Proto Labs Inc.	1,585,211	188,352	(168,967)	1,604,596	163,829,252	—	(1,290,132)	(4,038,193)
Providence Service Corp. (The)	658,294	84,989	(45,521)	697,762	41,488,929	—	342,539	(5,080,753)
Provident Financial Services Inc.	3,603,006	377,753	(347,076)	3,633,683	89,134,244	1,702,365	682,817	(5,719,238)
QEP Resources Inc.	—	14,389,874	(74,047)	14,315,827	52,968,560	—	(13,912)	(8,587,344)
Qualys Inc.	1,987,818	226,517	(200,134)	2,014,201	152,213,170	—	4,412,849	(19,166,505)
Quanex Building Products Corp.	1,971,958	205,326	(192,546)	1,984,738	35,884,063	321,924	(134,678)	4,456,851
QuinStreet Inc.	2,316,341	747,176	(285,082)	2,778,435	34,980,497	—	504,269	(2,610,082)
Rambus Inc.	6,395,357	869,093	(621,899)	6,642,551	87,183,482	—	584,955	16,788,761
Raven Industries Inc.	2,116,468	221,689	(187,349)	2,150,808	71,966,036	556,684	588,196	(11,299,372)
RE/MAX Holdings Inc., Class A	1,059,239	137,160	(128,665)	1,067,734	34,338,325	453,240	(2,059,486)	(4,865,200)
Realogy Holdings Corp.	—	7,491,332	(642,301)	6,849,031	45,751,527	627,003	(431,864)	(2,554,966)
Red Robin Gourmet Burgers Inc.	774,662	93,621	(90,367)	777,916	25,873,486	—	(1,410,507)	4,841,099
Redwood Trust Inc.	5,717,544	1,408,385	(433,165)	6,692,764	109,828,257	3,703,424	126,670	1,241,755
REGENXBIO Inc.	1,799,252	248,841	(171,104)	1,876,989	66,820,808	—	(1,827,610)	(38,357,935)
Renewable Energy Group Inc.	2,199,672	376,999	(217,922)	2,358,749	35,393,029	—	(1,030,290)	(14,771,396)
Rent-A-Center Inc./TX	2,659,465	585,242	(317,714)	2,926,993	75,487,149	689,074	1,703,995	11,413,391
Resources Connection Inc.	1,747,097	240,537	(190,765)	1,796,869	30,528,804	494,838	362,653	543,312
Retail Opportunity Investments Corp.	6,687,878	726,729	(579,871)	6,834,736	124,597,237	2,698,395	(325,055)	6,402,129
REX American Resources Corp.	332,985	34,830	(31,755)	336,060	25,651,460	—	(60,134)	(1,439,560)
RH	1,097,068	125,295	(268,207)	954,156	162,998,469	—	2,098,521	65,193,043
Ring Energy Inc.	3,573,727	527,195	(357,068)	3,743,854	6,139,921	—	(2,319,152)	(12,639,134)
RLI Corp.	2,303,781	246,595	(170,431)	2,379,945	221,120,690	1,085,762	4,508,815	44,873,371
Rogers Corp.	1,083,345	136,261	(111,892)	1,107,714	151,435,581	—	3,257,616	(28,967,396)
RPT Realty	4,763,152	496,099	(448,433)	4,810,818	65,186,584	2,141,687	(195,620)	7,649,149
RR Donnelley & Sons Co.	4,211,698	805,318	(760,202)	4,256,814	16,048,189	264,809	(8,003,118)	4,049,032
Rudolph Technologies Inc.	1,825,898	207,550	(157,593)	1,875,855	49,447,538	—	846,863	5,634,238
Ruth’s Hospitality Group Inc.	1,680,385	175,019	(190,874)	1,664,530	33,981,380	447,722	(73,437)	(8,894,559)
S&T Bancorp. Inc.	2,025,289	44,668	(12,447)	2,057,510	75,160,840	1,102,862	(103,544)	(6,023,195)
Safety Insurance Group Inc.	851,752	74,900	(52,688)	873,964	88,558,772	1,497,639	1,362,007	10,938,030
Saia Inc.	1,515,807	178,121	(143,789)	1,550,139	145,248,024	—	2,499,261	48,140,583
Sanmina Corp.	4,022,875	494,736	(359,245)	4,158,366	133,525,132	—	1,732,632	11,207,125
ScanSource Inc.	1,526,596	158,824	(171,110)	1,514,310	46,262,171	—	(954,891)	(7,385,520)
Schweitzer-Mauduit International Inc.	1,825,243	190,276	(166,802)	1,848,717	69,215,964	1,648,030	(493,261)	(1,758,517)
Seacoast Banking Corp. of Florida	3,035,732	307,361	(234,235)	3,108,858	78,685,196	—	(797,998)	(2,735,638)
SEACOR Holdings Inc.	1,028,482	107,388	(90,220)	1,045,650	49,218,746	—	13,641	4,908,386
Seneca Foods Corp., Class A	402,106	42,486	(21,920)	422,672	13,178,913	—	28,669	2,698,846
ServisFirst Bancshares Inc.	2,709,294	283,319	(238,046)	2,754,567	91,313,896	828,184	84,618	(1,911,540)
Shake Shack Inc., Class A	1,525,372	416,828	(115,114)	1,827,086	179,127,511	—	3,307,920	56,359,795
Signet Jewelers Ltd.	—	3,162,559	(16,284)	3,146,275	52,731,569	—	9,655	2,116,745
Simmons First National Corp., Class A	5,396,518	470,831	(83,339)	5,784,010	144,021,849	1,805,244	(180,940)	2,831,353
Simpson Manufacturing Co. Inc.	2,368,267	260,525	(200,210)	2,428,582	168,470,733	1,075,839	3,223,691	20,844,293
Siris Capital Group LLC(c)(g)	2,511,530	194,150	(2,705,680)	—	—	—	2,237,848	23,081,677
SkyWest Inc.	3,031,680	301,426	(293,102)	3,040,004	174,496,230	734,632	5,532,174	3,535,737
Sleep Number Corp.	1,800,768	229,468	(277,583)	1,752,653	72,419,622	—	1,131,427	(11,544,029)
SM Energy Co.	—	6,623,104	(243,779)	6,379,325	61,815,659	—	(73,543)	(12,103,275)
SolarEdge Technologies Inc.	2,612,221	482,250	(232,516)	2,861,955	239,602,873	—	5,645,986	116,362,467
South Jersey Industries Inc.	5,420,882	584,354	(492,338)	5,512,898	181,429,473	3,181,840	846,942	3,663,292
Southside Bancshares Inc.	1,865,503	195,485	(162,532)	1,898,456	64,756,334	1,193,819	477,944	1,087,068
SpartanNash Co.	2,150,407	275,376	(248,174)	2,177,609	25,761,114	827,263	(3,333,041)	(5,267,835)
Spectrum Pharmaceuticals Inc.	6,214,948	1,061,973	(516,287)	6,760,634	56,079,459	—	(2,200,925)	(13,154,910)

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Spok Holdings Inc.	1,064,446	148,426		(103,242)	1,109,630	$13,248,982	$275,893	$(290,782)	$(1,635,235)
SPS Commerce Inc.	1,043,391	1,237,650	(h)	(196,420)	2,084,621	98,123,110	—	1,365,741	(14,321,443)
SPX Corp.	2,550,811	313,882		(231,044)	2,633,649	105,372,296	—	2,569,420	11,185,552
SPX FLOW Inc.	2,504,518	305,671		(263,445)	2,546,744	100,494,518	—	(901,432)	19,661,247
SRC Energy Inc.	14,349,533	2,974,562		(2,760,261)	14,563,834	67,867,466	—	(10,764,997)	5,385,423
Stamps.com Inc.	865,917	318,091		(208,445)	975,563	72,630,665	—	(29,464,052)	26,424,125
Standard Motor Products Inc.	1,189,878	124,350		(111,517)	1,202,711	58,391,619	561,409	346,268	(1,170,821)
Standex International Corp.	746,052	77,956		(77,431)	746,577	54,455,326	307,090	(1,031,399)	653,204
Stepan Co.	1,198,162	139,031		(133,720)	1,203,473	116,809,089	612,338	2,331,792	9,205,736
Steven Madden Ltd.	4,589,514	543,416		(473,877)	4,659,053	166,747,507	1,312,199	1,883,259	6,865,520
Stewart Information Services Corp.	1,390,623	15,000		—	1,405,623	54,524,116	843,374	—	(5,488,635)
Strategic Education Inc.	1,276,705	150,746		(117,490)	1,309,961	177,997,501	1,313,627	6,101,386	(1,503,505)
Sturm Ruger & Co. Inc.	1,037,829	107,199		(145,126)	999,902	41,755,908	453,673	(1,185,707)	(10,823,100)
Summit Hotel Properties Inc.	6,213,208	687,212		(610,001)	6,290,419	72,968,860	2,286,305	(1,592,073)	2,719,574
SunCoke Energy Inc.	3,789,175	1,956,109		(237,187)	5,508,097	31,065,667	—	(181,236)	(15,861,001)
Supernus Pharmaceuticals Inc.	3,080,113	322,193		(264,883)	3,137,423	86,216,384	—	(644,338)	(23,340,013)
Surmodics Inc.	802,142	92,580		(78,700)	816,022	37,324,846	—	(279,269)	2,156,958
Sykes Enterprises Inc.	2,355,271	244,003		(278,622)	2,320,652	71,104,777	—	518,680	5,119,947
Tabula Rasa HealthCare Inc.	1,037,333	241,554		(101,532)	1,177,355	64,683,884	—	(470,422)	(1,090,822)
Tactile Systems Technology Inc.	1,000,339	243,052		(102,578)	1,140,813	48,279,206	—	367,556	(11,891,584)
Tailored Brands Inc.	2,938,110	1,164,331		(962,320)	3,140,121	13,816,532	1,081,467	(19,079,074)	8,956,867
Team Inc.	1,788,331	187,170		(161,388)	1,814,113	32,744,740	—	(888,434)	2,022,539
Tennant Co.	1,067,349	111,933		(90,229)	1,089,053	76,996,047	482,436	240,462	9,092,779
TETRA Technologies Inc.	7,509,872	813,672		(667,631)	7,655,913	15,388,385	—	(1,917,359)	(585,163)
Third Point Reinsurance Ltd.	4,403,623	694,093		(302,462)	4,795,254	47,904,587	—	(520,368)	(1,342,131)
TimkenSteel Corp.	2,358,810	318,841		(215,073)	2,462,578	15,489,616	—	(1,159,267)	(9,798,976)
Titan International Inc.	2,955,754	626,314		(421,226)	3,160,842	8,534,273	30,951	(2,453,357)	(7,700,746)
Tivity Health Inc.	2,771,477	394,017		(583,879)	2,581,615	42,932,257	—	(8,275,473)	5,470,091
TopBuild Corp.	2,048,188	242,987		(245,606)	2,045,569	197,254,219	—	5,072,979	60,351,316
Trinseo SA	—	2,537,512		(132,136)	2,405,376	103,310,899	—	611,892	18,928,179
Triumph Bancorp. Inc.	1,442,609	122,555		(127,858)	1,437,306	45,835,688	—	(591,025)	4,250,385
Triumph Group Inc.	2,930,053	348,059		(281,852)	2,996,260	68,554,429	241,072	(642,627)	11,753,794
TrueBlue Inc.	2,377,985	248,050		(226,403)	2,399,632	50,632,235	—	(675,432)	(5,590,323)
TrustCo Bank Corp. NY	5,658,749	93,864		—	5,752,613	46,883,796	778,344	—	2,233,873
TTM Technologies Inc.	5,501,352	941,805		(569,073)	5,874,084	71,634,454	—	(1,918,674)	4,239,350
Tupperware Brands Corp.	—	2,956,550		(15,164)	2,941,386	46,679,796	—	13,421	537,017
U.S. Concrete Inc.	927,550	120,483		(100,848)	947,185	52,360,387	—	(976,219)	13,960,660
U.S. Ecology Inc.	1,301,957	135,854		(116,420)	1,321,391	84,489,741	473,188	567,131	9,958,546
U.S.Physical Therapy Inc.	751,320	90,685		(77,725)	764,280	99,776,754	438,891	2,545,971	16,828,118
U.S. Silica Holdings Inc.	4,330,161	1,099,663		(1,023,726)	4,406,098	42,122,297	550,662	(13,270,193)	(19,560,092)
Ultra Clean Holdings Inc.	2,283,428	334,997		(250,491)	2,367,934	34,654,714	—	(847,052)	10,890,979
UniFirst Corp./MA	906,308	98,698		(88,643)	916,363	178,800,749	207,697	3,115,085	35,164,065
Unisys Corp.	3,042,680	469,960		(352,446)	3,160,194	23,480,241	—	(2,072,719)	(11,237,384)
Unit Corp.	3,231,316	582,034		(346,436)	3,466,914	11,718,169	—	(3,642,974)	(32,023,940)
United Community Banks Inc./GA	4,184,363	—		—	4,184,363	118,626,691	1,422,683	—	14,310,522
United Fire Group Inc.	1,269,314	131,864		(116,855)	1,284,323	60,337,495	854,661	586,224	3,544,393
United Natural Foods Inc.	3,013,433	448,315		(306,392)	3,155,356	36,349,701	—	(2,067,269)	(3,047,514)
Universal Corp./VA	1,478,021	162,692		(146,774)	1,493,939	81,882,797	2,243,500	(179,776)	(4,093,481)
Universal Electronics Inc.	810,782	85,531		(65,158)	831,155	42,305,790	—	17,810	11,498,844
Universal Forest Products Inc.	3,590,565	416,771		(336,207)	3,671,129	146,404,625	729,524	3,089,798	32,890,612
Universal Health Realty Income Trust	747,885	82,271		(73,519)	756,637	77,782,284	1,036,220	1,903,215	18,728,819
Universal Insurance Holdings Inc.	1,903,567	221,373		(239,855)	1,885,085	56,533,699	618,547	(852,714)	(1,124,791)
Urstadt Biddle Properties Inc., Class A	1,751,450	184,734		(145,846)	1,790,338	42,431,011	980,018	211,413	5,280,569
Valaris PLC	—	11,958,011		(61,597)	11,896,414	57,221,751	—	(72,653)	(24,142,459)
Vanda Pharmaceuticals Inc.	3,087,475	421,878		(291,374)	3,217,979	42,734,761	—	(1,606,440)	(14,537,452)
Varex Imaging Corp.	2,258,416	281,869		(243,600)	2,296,685	65,547,390	—	(852,150)	(11,491,917)
Veeco Instruments Inc.	2,850,463	342,332		(260,765)	2,932,030	34,246,110	—	(1,840,367)	4,241,711

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
Veritex Holdings Inc.	2,647,990	484,390	(212,253)	2,920,127	$70,856,882	$688,357	$(213,609)	$(23,268)
Viad Corp.	1,198,553	137,901	(121,431)	1,215,023	81,588,794	242,937	1,973,967	11,049,541
Viavi Solutions Inc.	13,386,787	1,452,762	(1,212,743)	13,626,806	190,843,418	—	4,260,289	17,621,448
Virtus Investment Partners Inc.	414,082	42,093	(62,327)	393,848	43,547,773	461,002	(508,785)	5,864,986
Virtusa Corp.	1,628,643	310,679	(121,310)	1,818,012	65,484,792	—	871,306	(30,425,947)
Vista Outdoor Inc.	3,371,775	504,023	(345,027)	3,530,771	21,855,472	—	(2,632,947)	(4,029,734)
Wabash National Corp.	3,255,971	400,481	(388,571)	3,267,881	47,416,953	529,484	(1,222,698)	4,253,413
Waddell & Reed Financial Inc., Class A	4,521,471	523,092	(654,752)	4,389,811	75,416,953	2,262,047	(1,313,599)	517,085
Walker & Dunlop Inc.	1,648,294	203,668	(144,043)	1,707,919	95,523,910	1,019,160	2,484,008	5,778,353
Washington Prime Group Inc.	11,051,212	1,324,489	(1,206,083)	11,169,618	46,242,219	5,636,549	(2,595,404)	(14,043,385)
Washington REIT	2,385,143	2,827,743	(423,319)	4,789,567	131,042,553	2,880,392	(373,191)	(5,993,395)
Watts Water Technologies Inc., Class A	1,620,770	188,576	(155,329)	1,654,017	155,031,013	766,360	2,722,369	18,349,452
WD-40 Co.	811,267	94,967	(85,724)	820,510	150,596,405	1,000,720	3,560,600	8,075,028
Westamerica Bancorp.	1,570,474	59,518	(17,376)	1,612,616	100,272,463	1,315,659	(20,337)	610,469
Whitestone REIT	2,391,250	280,102	(231,649)	2,439,703	33,570,313	1,375,218	(97,339)	4,260,654
Whiting Petroleum Corp.	5,352,619	641,919	(486,547)	5,507,991	44,229,168	—	(2,615,825)	(96,532,583)
William Lyon Homes, Class A	1,917,238	278,497	(218,144)	1,977,591	40,263,753	—	(849,487)	10,643,377
Wingstop Inc.	1,721,716	207,347	(167,989)	1,761,074	153,706,539	353,315	4,373,939	15,358,738
Winnebago Industries Inc.	1,728,903	340,234	(171,525)	1,897,612	72,773,420	572,630	406,233	11,607,782
Wolverine World Wide Inc.	5,374,357	599,554	(875,524)	5,098,387	144,080,417	1,045,313	(3,081,219)	(38,553,707)
Xencor Inc.	—	3,025,565	(84,623)	2,940,942	99,197,974	—	(167,895)	(29,553,594)
Xenia Hotels & Resorts Inc.	6,607,784	771,039	(638,074)	6,740,749	142,364,619	3,710,684	(151,962)	(5,176,494)
Xperi Corp.	2,852,807	406,074	(304,157)	2,954,724	61,103,692	1,177,887	(1,034,946)	(7,148,517)

					$41,879,139,864	$305,134,308	$(209,017,981)	$605,065,072

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Formerly the Shutterfly Inc.
(c)	As of period end, the entity is no longer an affiliate of the Fund.
(d)	Net of purchases and sales.
(e)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(f)	Formerly the Chesapeake Lodging Trust.
(g)	Formerly the Electronics For Imaging Inc.
(h)	Includes 1,088,517 shares received from a two-for-one stock split.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	1,353	12/20/19	$103,166	$(2,170,343)

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,170,343

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:

Futures contracts	$ 334,554

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$(3,026,405)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$92,717,348

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$43,889,728,439	$—	$710,360	$43,890,438,799
Money Market Funds	3,611,501,872	—	—	3,611,501,872

	$47,501,230,311	$—	$710,360	$47,501,940,671

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,170,343)	$—	$—	$(2,170,343)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	410,689	$156,254,844	0.7%
Other securities		417,051,603	1.8

		573,306,447	2.5

Air Freight & Logistics
Other securities		119,040,950	0.5

Airlines
Other securities		85,767,293	0.4

Auto Components
Other securities		60,398,483	0.3

Automobiles
Other securities		95,860,516	0.4

Banks
Bank of America Corp.	6,423,587	187,376,033	0.9
Citigroup Inc.	1,736,885	119,984,016	0.6
JPMorgan Chase & Co.	2,452,124	288,590,474	1.3
Wells Fargo & Co.	3,073,612	155,032,989	0.7
Other securities		517,730,734	2.1

		1,268,714,246	5.6

Beverages
Coca-Cola Co. (The)	2,955,745	160,910,758	0.7
PepsiCo Inc.	1,069,920	146,686,032	0.7
Other securities		74,651,899	0.3

		382,248,689	1.7

Biotechnology
AbbVie Inc.	1,136,109	86,026,173	0.4
Amgen Inc.	461,423	89,289,965	0.4
Other securities		403,158,677	1.7

		578,474,815	2.5

Building Products
Other securities		95,529,600	0.4

Capital Markets
BlackRock Inc.(a)	89,973	40,095,568	0.2
Other securities		580,962,066	2.5

		621,057,634	2.7

Chemicals
Other securities		441,122,195	1.9

Commercial Services & Supplies
Other securities		137,357,305	0.6

Communications Equipment
Cisco Systems Inc.	3,273,532	161,745,216	0.7
Other securities		73,470,742	0.3

		235,215,958	1.0

Construction & Engineering
Other securities		38,928,727	0.2

Construction Materials
Other securities		34,935,624	0.2

Consumer Finance
Other securities		165,446,656	0.7

Containers & Packaging
Other securities		99,607,912	0.4

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$25,738,188	0.1%

Diversified Consumer Services
Other securities		46,909,546	0.2

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	1,503,890	312,839,198	1.4
Other securities		16,894,971	0.1

		329,734,169	1.5

Diversified Telecommunication Services
AT&T Inc.	5,618,951	212,621,106	0.9
Verizon Communications Inc.	3,172,490	191,491,496	0.9
Other securities		26,974,420	0.1

		431,087,022	1.9

Electric Utilities
NextEra Energy Inc.	380,809	88,724,689	0.4
Other securities		360,326,015	1.6

		449,050,704	2.0

Electrical Equipment
Other securities		123,501,982	0.5

Electronic Equipment, Instruments & Components
Other securities		190,802,791	0.8

Energy Equipment & Services
Other securities		102,001,206	0.5

Entertainment
Netflix Inc.(b)	338,489	90,586,426	0.4
Walt Disney Co. (The)	1,386,566	180,697,281	0.8
Other securities		103,513,038	0.4

		374,796,745	1.6

Equity Real Estate Investment Trusts (REITs)
Other securities		939,596,689	4.1

Food & Staples Retailing
Costco Wholesale Corp.	339,145	97,711,066	0.4
Walmart Inc.	1,091,820	129,577,198	0.6
Other securities		103,350,647	0.5

		330,638,911	1.5

Food Products
Other securities		270,480,433	1.2

Gas Utilities
Other securities		41,284,779	0.2

Health Care Equipment & Supplies
Abbott Laboratories	1,369,387	114,576,610	0.5
Medtronic PLC	1,030,889	111,975,163	0.5
Other securities		570,270,202	2.5

		796,821,975	3.5

Health Care Providers & Services
UnitedHealth Group Inc.	729,568	158,549,718	0.7
Other securities		367,021,880	1.6

		525,571,598	2.3

Health Care Technology
Other securities		52,489,276	0.2

Hotels, Restaurants & Leisure
McDonald’s Corp.	585,289	125,667,401	0.6

SCHEDULE OF INVESTMENTS	35

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$352,768,661	1.5%

		478,436,062	2.1

Household Durables
Other securities		116,998,630	0.5

Household Products
Procter & Gamble Co. (The)	1,926,081	239,565,955	1.0
Other securities		122,537,881	0.6

		362,103,836	1.6

Independent Power and Renewable Electricity Producers
Other securities		33,673,781	0.2

Industrial Conglomerates
Honeywell International Inc.	548,767	92,851,376	0.4
Other securities		168,718,852	0.8

		261,570,228	1.2

Insurance
Other securities		627,895,570	2.8

Interactive Media & Services
Alphabet Inc., Class A(b)	230,651	281,657,162	1.2
Alphabet Inc., Class C, NVS(b)	232,137	282,975,003	1.3
Facebook Inc., Class A(b)	1,851,844	329,776,380	1.5
Other securities		63,217,041	0.2

		957,625,586	4.2

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	320,133	555,722,076	2.5
Other securities		127,158,598	0.5

		682,880,674	3.0

IT Services
Accenture PLC, Class A	488,565	93,975,478	0.4
International Business Machines Corp.	679,459	98,806,928	0.4
Mastercard Inc., Class A	690,586	187,542,440	0.8
PayPal Holdings Inc.(b)	909,993	94,266,175	0.4
Visa Inc., Class A	1,334,635	229,570,566	1.0
Other securities		479,948,526	2.2

		1,184,110,113	5.2

Leisure Products
Other securities		26,155,722	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	308,379	89,821,551	0.4
Other securities		143,200,809	0.6

		233,022,360	1.0

Machinery
Other securities		428,733,537	1.9

Marine
Other securities		4,927,785	0.0

Media
Comcast Corp., Class A	3,489,414	157,302,783	0.7
Other securities		195,466,950	0.9

		352,769,733	1.6

Metals & Mining
Other securities		84,049,925	0.4

Mortgage Real Estate Investment
PennyMac Mortgage Investment Trust(a)	46,487	1,033,406	0.0

Security	Shares	Value	% of Net Assets

Mortgage Real Estate Investment (continued)
Other securities		$54,845,750	0.3%

		55,879,156	0.3

Multi-Utilities
Other securities		235,065,687	1.0

Multiline Retail
Other securities		110,703,595	0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	1,456,973	172,796,998	0.8
Exxon Mobil Corp.	3,243,054	228,992,043	1.0
Other securities		450,559,343	1.9

		852,348,384	3.7

Paper & Forest Products
Other securities		8,764,807	0.0

Personal Products
Other securities		46,976,871	0.2

Pharmaceuticals
Johnson & Johnson	2,021,305	261,516,441	1.2
Merck & Co. Inc.	1,965,459	165,452,339	0.7
Pfizer Inc.	4,242,621	152,437,373	0.7
Other securities		288,482,113	1.2

		867,888,266	3.8

Professional Services
Other securities		122,953,745	0.5

Real Estate Management & Development
Other securities		32,136,094	0.1

Road & Rail
Union Pacific Corp.	542,363	87,851,959	0.4
Other securities		141,061,457	0.6

		228,913,416	1.0

Semiconductors & Semiconductor Equipment
Intel Corp.	3,401,814	175,295,475	0.8
Texas Instruments Inc.	716,091	92,547,601	0.4
Other securities		583,749,791	2.5

		851,592,867	3.7

Software
Adobe Inc.(b)	377,740	104,350,675	0.5
Microsoft Corp.	5,878,568	817,297,309	3.6
Oracle Corp.	1,699,433	93,519,798	0.4
salesforce.com Inc.(b)	677,624	100,586,507	0.5
Other securities		463,414,397	1.9

		1,579,168,686	6.9

Specialty Retail
Home Depot Inc. (The)	836,233	194,022,781	0.9
Other securities		331,846,988	1.4

		525,869,769	2.3

Technology Hardware, Storage & Peripherals
Apple Inc.	3,266,675	731,637,200	3.2
Other securities		87,793,137	0.4

		819,430,337	3.6

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	956,456	89,830,348	0.4
Other securities		91,243,975	0.4

		181,074,323	0.8

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value		% of Net Assets

Thrifts & Mortgage Finance
Other securities		$47,306,070		0.2%

Tobacco
Philip Morris International Inc.	1,196,734	90,868,013		0.4
Other securities		61,504,271		0.3

		152,372,284		0.7

Trading Companies & Distributors
Other securities		72,534,912		0.3

Transportation Infrastructure
Other securities		2,335,440		0.0

Water Utilities
Other securities		34,464,630		0.2

Wireless Telecommunication Services
Other securities		26,220,543		0.1

Total Common Stocks (Cost: $19,647,362,820)		22,752,472,488		99.8

Rights

Pharmaceuticals
Other securities		0	(c)	0.0

Total Rights (Cost: $0)		0	(c)	0.0

Warrants

Energy Equipment & Services
Other securities		—		0.0

Oil, Gas & Consumable Fuels
Other securities		24		0.0

Total Warrants (Cost: $0)		24		0.0

Security	Shares	Value	% of Net Assets

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(a)(d)(e)	680,044,805	$680,384,828	3.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(a)(d)	34,201,000	34,201,000	0.1

		714,585,828	3.1

Total Short-Term Investments (Cost: $714,417,235)		714,585,828	3.1

Total Investments In Securities (Cost: $20,361,780,055)		23,467,058,340	102.9

Other Assets, Less Liabilities		(655,710,830)	(2.9)

Net Assets		$22,811,347,510	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Rounds to less than $1.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SLAgency Shares	348,262,905	331,781,900	(b)	—	680,044,805	$680,384,828	$2,323,975	(c)	$(5,042)	$54,700
BlackRock Cash Funds: Treasury, SLAgency Shares	30,421,817	3,779,183	(b)	—	34,201,000	34,201,000	502,837		—	—
BlackRock Inc.	80,215	15,251		(5,493)	89,973	40,095,568	583,325		(241,342)	1,738,487
PennyMac Mortgage Investment Trust	39,655	7,658		(826)	46,487	1,033,406	39,256		4,809	59,496

						$755,714,802	$3,449,393		$(241,575)	$1,852,683

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULE OF INVESTMENTS	37

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	335	12/20/19	$49,890	$(322,960)
S&P MidCap 400 E-Mini	29	12/20/19	5,620	(40,415)

				$(363,375)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$363,375

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$5,694,355

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,606,328)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$58,241,875

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$22,752,459,465	$1,503		$11,520	$22,752,472,488
Rights	—	0	(a)	—	0	(a)
Warrants	24	0	(a)	—	24
Money Market Funds	714,585,828	—		—	714,585,828

	$23,467,045,317	$1,503		$11,520	$23,467,058,340

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(363,375)	$—		$—	$(363,375)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	39

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	258,688	$98,423,023	1.5%
Other securities		96,528,053	1.4

		194,951,076	2.9

Air Freight & Logistics
Other securities		35,381,859	0.5

Auto Components
Other securities		9,089,768	0.1

Banks
U.S. Bancorp.	693,934	38,402,307	0.6
Other securities		28,048,543	0.4

		66,450,850	1.0

Beverages
Coca-Cola Co. (The)	968,401	52,719,750	0.8
PepsiCo Inc.	412,723	56,584,323	0.8
Other securities		34,778,540	0.5

		144,082,613	2.1

Biotechnology
Amgen Inc.	191,534	37,063,744	0.5
Other securities		100,419,675	1.5

		137,483,419	2.0

Building Products
Other securities		10,949,671	0.2

Capital Markets
S&P Global Inc.	119,188	29,198,676	0.4
Other securities		100,731,877	1.5

		129,930,553	1.9

Chemicals
Linde PLC	175,272	33,953,692	0.5
Other securities		91,344,230	1.3

		125,297,922	1.8

Commercial Services & Supplies
Other securities		50,768,278	0.7

Communications Equipment
Cisco Systems Inc.	2,054,358	101,505,829	1.5
Other securities		29,912,960	0.4

		131,418,789	1.9

Construction Materials
Other securities		10,349,815	0.2

Consumer Finance
Other securities		31,986,168	0.5

Containers & Packaging
Other securities		15,883,976	0.2

Distributors
Other securities		3,934,562	0.1

Diversified Consumer Services
Other securities		7,881,426	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(a)	455,465	94,745,829	1.4

Diversified Telecommunication Services
Verizon Communications Inc.	2,001,469	120,808,669	1.8

Security	Shares	Value	% of Net Assets

Electric Utilities
NextEra Energy Inc.	236,514	$55,105,397	0.8%
Other securities		28,631,868	0.4

		83,737,265	1.2

Electrical Equipment
Other securities		26,730,371	0.4

Electronic Equipment, Instruments & Components
Other securities		34,288,537	0.5

Energy Equipment & Services
Other securities		1,600,894	0.0

Entertainment
Netflix Inc.(a)	211,876	56,702,255	0.8
Walt Disney Co. (The)	488,160	63,617,011	1.0
Other securities		20,504,399	0.3

		140,823,665	2.1

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	214,222	47,370,911	0.7
Other securities		227,819,833	3.3

		275,190,744	4.0

Food & Staples Retailing
Other securities		12,466,435	0.2

Food Products
Other securities		40,842,113	0.6

Gas Utilities
Other securities		13,051,272	0.2

Health Care Equipment & Supplies
Abbott Laboratories	855,270	71,560,441	1.1
Intuitive Surgical Inc.(a)	55,773	30,113,516	0.4
Medtronic PLC	649,253	70,521,861	1.0
Other securities		219,066,439	3.2

		391,262,257	5.7

Health Care Providers & Services
Other securities		76,580,065	1.1

Health Care Technology
Other securities		12,176,806	0.2

Hotels, Restaurants & Leisure
McDonald’s Corp.	367,506	78,907,213	1.2
Other securities		99,877,571	1.4

		178,784,784	2.6

Household Durables
Other securities		12,149,304	0.2

Household Products
Procter & Gamble Co. (The)	678,193	84,353,645	1.2
Other securities		49,122,395	0.8

		133,476,040	2.0

Independent Power and Renewable Electricity Producers
Other securities		4,865,375	0.1

Industrial Conglomerates
Honeywell International Inc.	174,090	29,456,028	0.4
Other securities		43,903,852	0.7

		73,359,880	1.1

Insurance
Other securities		63,570,026	0.9

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Interactive Media & Services
Alphabet Inc., Class A(a)	144,948	$177,001,801	2.6%
Alphabet Inc., Class C, NVS(a)	146,234	178,259,246	2.6
Facebook Inc., Class A(a)	1,164,164	207,314,325	3.1
Other securities		17,771,353	0.2

		580,346,725	8.5

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	201,073	349,044,632	5.1
Other securities		35,252,371	0.5

		384,297,003	5.6

IT Services
Automatic Data Processing Inc.	209,992	33,896,909	0.5
Fidelity National Information Services Inc.	296,855	39,410,470	0.6
Fiserv Inc.(a)	276,659	28,659,106	0.4
Mastercard Inc., Class A	432,024	117,324,758	1.7
PayPal Holdings Inc.(a)	569,410	58,985,182	0.9
Visa Inc., Class A(b)	835,707	143,749,961	2.1
Other securities		121,886,330	1.8

		543,912,716	8.0

Leisure Products
Other securities		4,752,716	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	193,796	56,446,961	0.8
Other securities		62,197,567	0.9

		118,644,528	1.7

Machinery
Other securities		58,326,055	0.9

Marine
Other securities		958,479	0.0

Media
Comcast Corp., Class A	1,009,615	45,513,444	0.7
Other securities		22,487,546	0.3

		68,000,990	1.0

Metals & Mining
Other securities		6,748,245	0.1

Multi-Utilities
Other securities		39,875,517	0.6

Multiline Retail
Other securities		23,074,810	0.3

Oil, Gas & Consumable Fuels
ConocoPhillips	537,213	30,610,397	0.4
Exxon Mobil Corp.	1,146,597	80,961,214	1.2
Other securities		70,161,609	1.1

		181,733,220	2.7

Paper & Forest Products
Other securities		636,597	0.0

Personal Products
Other securities		14,835,427	0.2

Pharmaceuticals
Eli Lilly & Co.	411,124	45,975,997	0.7
Johnson & Johnson	753,507	97,488,736	1.4
Merck & Co. Inc.	1,239,002	104,299,188	1.5
Pfizer Inc.	2,676,554	96,168,585	1.4

Security	Shares	Value	% of Net Assets

Pharmaceuticals (continued)
Other securities		$38,228,981	0.6%

		382,161,487	5.6

Professional Services
Other securities		31,449,592	0.5

Road & Rail
Union Pacific Corp.	340,932	55,224,165	0.8
Other securities		54,933,367	0.8

		110,157,532	1.6

Semiconductors & Semiconductor Equipment
Broadcom Inc.	192,634	53,180,468	0.8
Intel Corp.	1,436,306	74,012,848	1.1
Texas Instruments Inc.	298,182	38,537,042	0.6
Other securities		130,155,729	1.8

		295,886,087	4.3

Software
Adobe Inc.(a)	234,911	64,894,164	1.0
Intuit Inc.	125,854	33,469,613	0.5
Microsoft Corp.	3,694,885	513,699,862	7.5
Oracle Corp.	532,702	29,314,591	0.4
salesforce.com Inc.(a)	424,392	62,996,749	0.9
Other securities		69,831,492	1.0

		774,206,471	11.3

Specialty Retail
Home Depot Inc. (The)	243,781	56,562,068	0.8
TJX Companies Inc. (The)	585,019	32,608,959	0.5
Other securities		87,604,678	1.3

		176,775,705	2.6

Technology Hardware, Storage & Peripherals
Other securities		10,025,196	0.1

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	308,955	29,017,054	0.4
Other securities		23,116,984	0.4

		52,134,038	0.8

Thrifts & Mortgage Finance
Other securities		1,116,927	0.0

Tobacco
Philip Morris International Inc.	383,976	29,155,298	0.4

Trading Companies & Distributors
Other securities		19,631,913	0.3

Water Utilities
Other securities		9,026,125	0.1

Wireless Telecommunication Services
Other securities		3,025,556	0.0

Total Common Stocks (Cost: $5,692,306,411)		6,817,246,031	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	163,442,164	163,523,885	2.4

SCHEDULE OF INVESTMENTS	41

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	8,759,000	$8,759,000	0.1%

		172,282,885	2.5

Total Short-Term Investments (Cost: $172,250,803)		172,282,885	2.5

Total Investments In Securities (Cost: $5,864,557,214)		6,989,528,916	102.3

Other Assets, Less Liabilities		(157,743,714)	(2.3)

Net Assets		$6,831,785,202	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	129,233,582	34,208,582	163,442,164	$163,523,885	$193,552	(b)	$(3,132)	$15,562
BlackRock Cash Funds: Treasury, SLAgency Shares	10,368,252	(1,609,252)	8,759,000	8,759,000	136,489		—	—

				$172,282,885	$330,041		$(3,132)	$15,562

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	91	12/20/19	$13,552	$(104,131)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$104,131

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Growth ETF

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,914,762

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(444,616)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,932,952

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,817,246,031	$—	$—	$6,817,246,031
Money Market Funds	172,282,885	—	—	172,282,885

	$6,989,528,916	$—	$—	$6,989,528,916

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(104,131)	$—	$—	$(104,131)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	43

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Northrop Grumman Corp.	76,459	$28,656,069	0.5%
United Technologies Corp.	204,939	27,978,272	0.5
Other securities		83,230,988	1.3

		139,865,329	2.3

Air Freight & Logistics
Other securities		37,102,685	0.6

Airlines
Other securities		49,865,344	0.8

Auto Components
Other securities		14,105,077	0.2

Automobiles
Other securities		44,521,914	0.7

Banks
Bank of America Corp.	4,070,484	118,736,018	2.0
Citigroup Inc.	1,097,638	75,824,833	1.3
JPMorgan Chase & Co.	1,553,607	182,844,008	3.1
PNC Financial Services Group Inc. (The)	216,345	30,322,915	0.5
Wells Fargo & Co.	1,948,186	98,266,502	1.6
Other securities		140,689,648	2.3

		646,683,924	10.8

Beverages
Coca-Cola Co. (The)	897,546	48,862,404	0.8
PepsiCo Inc.	264,943	36,323,686	0.6
Other securities		5,215,250	0.1

		90,401,340	1.5

Biotechnology
AbbVie Inc.	344,823	26,109,998	0.4
Gilead Sciences Inc.	615,356	39,001,263	0.6
Other securities		57,527,855	1.0

		122,639,116	2.0

Building Products
Other securities		34,483,543	0.6

Capital Markets
BlackRock Inc.(a)	57,076	25,435,349	0.4
CME Group Inc.	173,996	36,772,315	0.6
Goldman Sachs Group Inc. (The)	157,241	32,585,052	0.6
Morgan Stanley	610,320	26,042,354	0.4
Other securities		92,727,726	1.6

		213,562,796	3.6

Chemicals
DuPont de Nemours Inc.	363,076	25,890,950	0.4
Other securities		105,266,022	1.8

		131,156,972	2.2

Commercial Services & Supplies
Other securities		16,768,463	0.3

Communications Equipment
Other securities		7,536,315	0.1

Construction & Engineering
Other securities		20,071,642	0.3

Construction Materials
Other securities		9,600,440	0.2

Security	Shares	Value	% of Net Assets

Consumer Finance
Other securities		$56,161,759	0.9%

Containers & Packaging
Other securities		37,496,160	0.6

Distributors
Other securities		11,805,148	0.2

Diversified Consumer Services
Other securities		2,780,154	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	495,429	103,059,141	1.7
Other securities		2,255,619	0.1

		105,314,760	1.8

Diversified Telecommunication Services
AT&T Inc.	3,550,356	134,345,471	2.2
Other securities		5,988,815	0.1

		140,334,286	2.3

Electric Utilities
Duke Energy Corp.	354,016	33,935,974	0.6
Southern Co. (The)	507,863	31,370,698	0.5
Other securities		127,388,224	2.1

		192,694,896	3.2

Electrical Equipment
Other securities		40,427,395	0.7

Electronic Equipment, Instruments & Components
Other securities		64,877,048	1.1

Energy Equipment & Services
Other securities		52,419,827	0.9

Entertainment
Walt Disney Co. (The)	385,116	50,188,317	0.9
Other securities		32,229,120	0.5

		82,417,437	1.4

Equity Real Estate Investment Trusts (REITs)
Prologis Inc.	306,653	26,132,969	0.4
Other securities		167,744,354	2.8

		193,877,323	3.2

Food & Staples Retailing
Costco Wholesale Corp.	213,691	61,566,514	1.0
Walmart Inc.	690,998	82,007,643	1.4
Other securities		41,837,253	0.7

		185,411,410	3.1

Food Products
Mondelez International Inc., Class A	700,724	38,764,052	0.7
Other securities		77,891,938	1.2

		116,655,990	1.9

Gas Utilities
Other securities		9,323,015	0.2

Health Care Equipment & Supplies
Other securities		74,889,932	1.2

Health Care Providers & Services
Anthem Inc.	124,301	29,844,670	0.5
CVS Health Corp.	631,897	39,853,744	0.7
UnitedHealth Group Inc.	460,462	100,067,602	1.7

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services (continued)
Other securities		$69,785,170	1.1%

		239,551,186	4.0

Health Care Technology
Other securities		2,017,725	0.0

Hotels, Restaurants & Leisure
Starbucks Corp.	284,987	25,198,551	0.4
Other securities		59,361,002	1.0

		84,559,553	1.4

Household Durables
Other securities		44,012,972	0.7

Household Products
Procter & Gamble Co. (The)	535,036	66,547,777	1.1
Other securities		24,865,134	0.4

		91,412,911	1.5

Independent Power and Renewable Electricity Producers
Other securities		5,245,369	0.1

Industrial Conglomerates
General Electric Co.	4,240,354	37,908,765	0.6
Honeywell International Inc.	174,799	29,575,991	0.5
Other securities		23,947,014	0.4

		91,431,770	1.5

Insurance
Chubb Ltd.	221,437	35,748,789	0.6
Other securities		243,551,967	4.0

		279,300,756	4.6

Interactive Media & Services
Other securities		629,749	0.0

Internet & Direct Marketing Retail
Other securities		35,022,966	0.6

IT Services
Accenture PLC, Class A	167,168	32,154,765	0.5
International Business Machines Corp.	430,436	62,594,003	1.0
Other securities		42,810,660	0.8

		137,559,428	2.3

Leisure Products
Other securities		8,459,746	0.1

Life Sciences Tools & Services
Other securities		19,138,086	0.3

Machinery
Caterpillar Inc.	273,350	34,526,838	0.6
Deere & Co.	152,987	25,805,847	0.4
Other securities		106,180,072	1.8

		166,512,757	2.8

Marine
Other securities		1,323,433	0.0

Media
Comcast Corp., Class A	1,190,030	53,646,552	0.9
Other securities		59,549,961	1.0

		113,196,513	1.9

Metals & Mining
Other securities		38,882,027	0.7

Security	Shares	Value	% of Net Assets

Multi-Utilities
Other securities		$106,826,622	1.8%

Multiline Retail
Target Corp.	248,250	26,540,407	0.5
Other securities		19,549,547	0.3

		46,089,954	0.8

Oil, Gas & Consumable Fuels
Chevron Corp.	922,412	109,398,063	1.8
Exxon Mobil Corp.	904,560	63,870,982	1.1
Other securities		151,427,591	2.5

		324,696,636	5.4

Paper & Forest Products
Other securities		1,945,755	0.0

Personal Products
Other securities		9,993,322	0.2

Pharmaceuticals
Allergan PLC	159,391	26,823,911	0.5
Johnson & Johnson	525,761	68,022,958	1.1
Other securities		45,204,144	0.7

		140,051,013	2.3

Professional Services
Other securities		14,989,369	0.3

Real Estate Management & Development
Other securities		12,194,430	0.2

Road & Rail
Other securities		21,560,244	0.4

Semiconductors & Semiconductor Equipment
Intel Corp.	710,313	36,602,429	0.6
NVIDIA Corp.(c)	139,077	24,209,133	0.4
Other securities		143,410,350	2.4

		204,221,912	3.4

Software
Oracle Corp.	534,873	29,434,061	0.5
Other securities		19,602,881	0.3

		49,036,942	0.8

Specialty Retail
Home Depot Inc. (The)	287,344	66,669,555	1.1
Other securities		60,621,500	1.0

		127,291,055	2.1

Technology Hardware, Storage & Peripherals
Apple Inc.	2,064,048	462,284,830	7.7
Other securities		38,835,424	0.6

		501,120,254	8.3

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	298,522	28,037,186	0.5
Other securities		15,392,681	0.2

		43,429,867	0.7

Thrifts & Mortgage Finance
Other securities		4,280,239	0.1

Tobacco
Altria Group Inc.	907,680	37,124,112	0.6
Philip Morris International Inc.	370,421	28,126,067	0.5

		65,250,179	1.1

SCHEDULE OF INVESTMENTS	45

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Trading Companies & Distributors
Other securities		$6,759,366	0.1%

Water Utilities
Other securities		6,551,012	0.1

Wireless Telecommunication Services
Other securities		10,258,177	0.2

Total Common Stocks (Cost: $5,441,590,671)		6,000,054,735	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(a)(d)(e)	50,926,286	50,951,749	0.9
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(a)(d)	8,226,000	8,226,000	0.1

		59,177,749	1.0

Total Short-Term Investments (Cost: $59,165,975)		59,177,749	1.0

Total Investments In Securities (Cost: $5,500,756,646)		6,059,232,484	100.8

Other Assets, Less Liabilities		(45,781,960)	(0.8)

Net Assets		$6,013,450,524	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	37,706,307	13,219,979	(b)	—	50,926,286	$50,951,749	$113,713	(c)	$2,356		$3,190
BlackRock Cash Funds: Treasury, SLAgency Shares	7,711,237	514,763	(b)	—	8,226,000	8,226,000	127,503		—		—
BlackRock Inc.	53,402	7,245		(3,571)	57,076	25,435,349	369,323		(469)		958,933

						$84,613,098	$610,539		$1,887		$962,123

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	61	12/20/19	$9,084	$(107,954)

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Value ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	17	12/20/19	$3,295	$(45,447)

				$(153,401)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$153,401

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,178,859

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(506,816)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,741,738

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$6,000,054,735	$—	$0	(a)	$6,000,054,735
Money Market Funds	59,177,749	—	—		59,177,749

	$6,059,232,484	$—	$0	(a)	$6,059,232,484

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(153,401)	$—	$—		$(153,401)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	47

Statements of Assets and Liabilities  (unaudited)

September 30, 2019

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$185,851,655,565	$49,457,401,006	$5,622,800,807	$22,711,343,538
Affiliated(c)	1,847,370,473	3,130,450,463	41,879,139,864	755,714,802
Cash	1,414,849	—	—	973,630
Cash pledged:
Futures contracts	10,314,800	3,936,100	4,886,000	2,593,790
Receivables:
Investments sold	244,495	—	278,722,516	3,115,355
Securities lending income — Affiliated	335,424	1,241,248	1,491,676	549,974
Variation margin on futures contracts	1,177,671	672,980	61,122	284,812
Capital shares sold	342,957	333,925	1,820,662	165
Dividends	163,553,831	54,243,842	48,135,775	20,851,129

Total assets	187,876,410,065	52,648,279,564	47,837,058,422	23,495,427,195

LIABILITIES
Bank overdraft	—	1,407	29,434,020	—
Collateral on securities loaned, at value	1,343,039,130	3,070,662,550	3,427,809,566	680,296,493
Payables:
Investments purchased	24,043,792	6,264,875	373,325,267	3,226,548
Capital shares redeemed	365,920	—	505,797	—
Investment advisory fees	6,105,715	2,837,755	2,548,243	556,644

Total liabilities	1,373,554,557	3,079,766,587	3,833,622,893	684,079,685

NET ASSETS	$186,502,855,508	$49,568,512,977	$44,003,435,529	$22,811,347,510

NET ASSETS CONSIST OF:
Paid-in capital	$162,253,981,672	$46,207,613,690	$42,803,005,469	$19,912,392,649
Accumulated earnings	24,248,873,836	3,360,899,287	1,200,430,060	2,898,954,861

NET ASSETS	$186,502,855,508	$49,568,512,977	$44,003,435,529	$22,811,347,510

Shares outstanding	624,850,000	256,650,000	565,100,000	339,950,000

Net asset value	$298.48	$193.14	$77.87	$67.10

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,323,083,452	$3,024,998,784	$3,320,244,922	$663,203,642
(b) Investments, at cost — Unaffiliated	$164,059,582,483	$44,694,856,196	$5,547,702,887	$19,608,870,311
(c) Investments, at cost — Affiliated	$1,836,743,827	$3,117,897,126	$39,433,411,736	$752,909,744

See notes to financial statements.

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2019

	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,817,246,031	$5,974,619,386
Affiliated(c)	172,282,885	84,613,098
Cash	68,190	23,917
Cash pledged:
Futures contracts	637,620	573,190
Receivables:
Securities lending income — Affiliated	42,052	18,681
Variation margin on futures contracts	66,885	67,440
Dividends	5,174,797	6,235,284

Total assets	6,995,518,460	6,066,150,996

LIABILITIES
Collateral on securities loaned, at value	163,509,211	50,946,049
Payables:
Investments purchased	—	1,559,705
Investment advisory fees	224,047	194,718

Total liabilities	163,733,258	52,700,472

NET ASSETS	$6,831,785,202	$6,013,450,524

NET ASSETS CONSIST OF:
Paid-in capital	$5,943,677,604	$5,733,455,778
Accumulated earnings	888,107,598	279,994,746

NET ASSETS	$6,831,785,202	$6,013,450,524

Shares outstanding	108,600,000	104,100,000

Net asset value	$62.91	$57.77

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$159,884,659	$50,342,686
(b) Investments, at cost — Unaffiliated	$5,692,306,411	$5,418,675,558
(c) Investments, at cost — Affiliated	$172,250,803	$82,081,088

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of operations  (unaudited)

Six Months Ended September 30, 2019

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,787,114,241	$447,565,500	$36,330,345	$200,444,848
Dividends — Affiliated	10,402,578	794,309	297,040,223	1,125,418
Interest — Unaffiliated	230,056	38,962	27,025	23,375
Securities lending income — Affiliated — net	2,089,676	5,273,129	8,094,085	2,323,975
Foreign taxes withheld	—	(212,319)	(117,778)	(10,922)

Total investment income	1,799,836,551	453,459,581	341,373,900	203,906,694

EXPENSES
Investment advisory fees	35,871,731	17,259,526	15,330,982	3,141,076

Total expenses	35,871,731	17,259,526	15,330,982	3,141,076

Net investment income	1,763,964,820	436,200,055	326,042,918	200,765,618

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(640,675,606)	(1,254,602,701)	(211,476,467)	(2,094,451)
Investments — Affiliated	(3,488,063)	(16,086)	(721,423,181)	(427,899)
In-kind redemptions — Unaffiliated	5,149,365,480	1,147,494,127	837,817,276	146,905,869
In-kind redemptions — Affiliated	7,880,541	—	512,405,200	186,324
Futures contracts	48,340,855	935,752	334,554	5,694,355

Net realized gain (loss)	4,561,423,207	(106,188,908)	417,657,382	150,264,198

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	4,079,958,446	1,073,512,421	(654,445,797)	716,791,349
Investments — Affiliated	12,171,613	249,286	605,065,072	1,852,683
Futures contracts	(4,723,516)	(1,242,110)	(3,026,405)	(1,606,328)

Net change in unrealized appreciation (depreciation)	4,087,406,543	1,072,519,597	(52,407,130)	717,037,704

Net realized and unrealized gain	8,648,829,750	966,330,689	365,250,252	867,301,902

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,412,794,570	$1,402,530,744	$691,293,170	$1,068,067,520

See notes to financial statements.

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2019

	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$49,641,525	$70,228,837
Dividends — Affiliated	136,489	496,826
Interest — Unaffiliated	6,483	6,700
Securities lending income — Affiliated — net	193,552	113,713
Foreign taxes withheld	(1,875)	(1,434)

Total investment income	49,976,174	70,844,642

EXPENSES
Investment advisory fees	1,300,968	1,120,820

Total expenses	1,300,968	1,120,820

Net investment income	48,675,206	69,723,822

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	4,024,009	(14,883,935)
Investments — Affiliated	(3,132)	(150,643)
In-kind redemptions — Unaffiliated	54,334,403	34,863,685
In-kind redemptions — Affiliated	—	152,530
Futures contracts	1,914,762	1,178,859

Net realized gain	60,270,042	21,160,496

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	212,121,905	269,172,838
Investments — Affiliated	15,562	962,123
Futures contracts	(444,616)	(506,816)

Net change in unrealized appreciation (depreciation)	211,692,851	269,628,145

Net realized and unrealized gain	271,962,893	290,788,641

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$320,638,099	$360,512,463

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets

	iShares Core S&P 500 ETF			iShares Core S&P Mid-Cap ETF
	Six Months Ended 09/30/19 (unaudited	)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited )	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,763,964,820		$3,030,172,654	$436,200,055	$705,374,630
Net realized gain (loss)	4,561,423,207		10,375,397,024	(106,188,908)	2,310,000,098
Net change in unrealized appreciation (depreciation)	4,087,406,543		519,478,757	1,072,519,597	(2,038,136,896)

Net increase in net assets resulting from operations	10,412,794,570		13,925,048,435	1,402,530,744	977,237,832

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,018,208,429)		(3,114,474,276)	(446,760,733)	(709,580,508)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	8,761,103,103		18,201,161,507	406,413,810	3,274,690,337

NET ASSETS
Total increase in net assets	17,155,689,244		29,011,735,666	1,362,183,821	3,542,347,661
Beginning of period	169,347,166,264		140,335,430,598	48,206,329,156	44,663,981,495

End of period	$186,502,855,508		$169,347,166,264	$49,568,512,977	$48,206,329,156

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Six Months Ended 09/30/19 (unaudited )	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited	)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$326,042,918	$572,817,591	$200,765,618		$292,347,961
Net realized gain	417,657,382	1,857,060,721	150,264,198		564,001,178
Net change in unrealized appreciation (depreciation)	(52,407,130)	(2,189,545,782)	717,037,704		483,708,007

Net increase in net assets resulting from operations	691,293,170	240,332,530	1,068,067,520		1,340,057,146

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(303,799,773)	(599,132,603)	(219,977,624)		(307,131,982)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	551,859,149	6,786,495,213	3,212,571,339		4,769,129,713

NET ASSETS
Total increase in net assets	939,352,546	6,427,695,140	4,060,661,235		5,802,054,877
Beginning of period	43,064,082,983	36,636,387,843	18,750,686,275		12,948,631,398

End of period	$44,003,435,529	$43,064,082,983	$22,811,347,510		$18,750,686,275

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets  (continued)

	iShares Core S&P U.S. Growth ETF			iShares Core S&P U.S. Value ETF
	Six Months Ended 09/30/19 (unaudited	)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited	)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$48,675,206		$70,099,746	$69,723,822		$111,564,257
Net realized gain (loss)	60,270,042		(42,125,545)	21,160,496		(109,566,476)
Net change in unrealized appreciation (depreciation)	211,692,851		505,237,147	269,628,145		226,054,324

Net increase in net assets resulting from operations	320,638,099		533,211,348	360,512,463		228,052,105

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(54,024,724)		(67,683,735)	(70,341,737)		(111,987,729)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	579,381,447		1,826,589,361	514,930,316		1,658,135,053

NET ASSETS
Total increase in net assets	845,994,822		2,292,116,974	805,101,042		1,774,199,429
Beginning of period	5,985,790,380		3,693,673,406	5,208,349,482		3,434,150,053

End of period	$6,831,785,202		$5,985,790,380	$6,013,450,524		$5,208,349,482

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16		Year Ended 03/31/15

Net asset value, beginning of period	$284.57		$265.21	$237.21	$206.63	$207.87		$188.12

Net investment income(a)	2.89		5.38	5.00	4.53	4.28		4.01
Net realized and unrealized gain (loss)(b)	14.28		19.43	27.90	30.49	(0.76)		19.69

Net increase from investment operations	17.17		24.81	32.90	35.02	3.52		23.70

Distributions(c)
From net investment income	(3.26)		(5.45)	(4.90)	(4.44)	(4.76)		(3.95)

Total distributions	(3.26)		(5.45)	(4.90)	(4.44)	(4.76)		(3.95)

Net asset value, end of period	$298.48		$284.57	$265.21	$237.21	$206.63		$207.87

Total Return
Based on net asset value	6.06	%(d)	9.46%	13.95%	17.12%	1.74	%(e)	12.66%

Ratios to Average Net Assets
Total expenses	0.04	%(f)	0.04%	0.04%	0.05%	0.07%		0.07%

Net investment income	1.97	%(f)	1.95%	1.94%	2.05%	2.09%		2.00%

Supplemental Data
Net assets, end of period (000)	$186,502,856		$169,347,166	$140,335,431	$101,821,909	$71,101,255		$68,743,107

Portfolio turnover rate(g)	2	%(d)	5%	4%	5%	4%		4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 1.73%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$189.34		$187.51	$171.29	$144.16	$151.99	$137.47

Net investment income(a)	1.70		2.85	2.69	2.35	2.16	1.99
Net realized and unrealized gain (loss)(b)	3.84		1.84	15.96	27.42	(7.77)	14.51

Net increase (decrease) from investment operations	5.54		4.69	18.65	29.77	(5.61)	16.50

Distributions(c)
From net investment income	(1.74)		(2.86)	(2.43)	(2.64)	(2.22)	(1.98)

Total distributions	(1.74)		(2.86)	(2.43)	(2.64)	(2.22)	(1.98)

Net asset value, end of period	$193.14		$189.34	$187.51	$171.29	$144.16	$151.99

Total Return
Based on net asset value	2.94	%(d)	2.50%	10.95%	20.81%	(3.67)%	12.09%

Ratios to Average Net Assets
Total expenses	0.07	%(e)	0.07%	0.07%	0.09%	0.12%	0.13%

Net investment income	1.77	%(e)	1.50%	1.49%	1.49%	1.50%	1.40%

Supplemental Data
Net assets, end of period (000)	$49,568,513		$48,206,329	$44,663,981	$39,234,502	$26,582,939	$25,860,947

Portfolio turnover rate(f)	8	%(d)	17%	10%	14%	15%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of period	$77.13		$77.05		$69.23	$56.31	$59.02	$55.08

Net investment income(b)	0.58		1.09		0.98	0.87	0.81	0.74
Net realized and unrealized gain (loss)(c)	0.70		0.11		7.78	12.90	(2.70)	3.95

Net increase (decrease) from investment operations	1.28		1.20		8.76	13.77	(1.89)	4.69

Distributions(d)
From net investment income	(0.54)		(1.12)		(0.94)	(0.85)	(0.82)	(0.75)

Total distributions	(0.54)		(1.12)		(0.94)	(0.85)	(0.82)	(0.75)

Net asset value, end of period	$77.87		$77.13		$77.05	$69.23	$56.31	$59.02

Total Return
Based on net asset value	1.66	%(e)	1.53	%(f)	12.71%	24.56%	(3.19)%	8.61%

Ratios to Average Net Assets
Total expenses	0.07	%(g)	0.07%		0.07%	0.09%	0.12%	0.13%

Net investment income	1.49	%(g)	1.35%		1.33%	1.38%	1.44%	1.33%

Supplemental Data
Net assets, end of period (000)	$44,003,436		$43,064,083		$36,636,388	$29,968,134	$17,311,033	$16,184,535

Portfolio turnover rate(h)	8	%(e)	14%		12%	13%	17%	14%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on January 18, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of period	$64.40		$60.42	$54.02	$46.65	$47.35	$42.87

Net investment income(b)	0.64		1.19	1.09	1.00	0.96	0.89
Net realized and unrealized gain (loss)(c)	2.74		4.00	6.37	7.33	(0.73)	4.42

Net increase from investment operations	3.38		5.19	7.46	8.33	0.23	5.31

Distributions(d)
From net investment income	(0.68)		(1.21)	(1.06)	(0.96)	(0.93)	(0.83)

Total distributions	(0.68)		(1.21)	(1.06)	(0.96)	(0.93)	(0.83)

Net asset value, end of period	$67.10		$64.40	$60.42	$54.02	$46.65	$47.35

Total Return
Based on net asset value	5.27	%(e)	8.68%	13.88%	18.02%	0.51%	12.47%

Ratios to Average Net Assets
Total expenses	0.03	%(f)	0.03%	0.03%	0.03%	0.05%	0.07%

Net investment income	1.92	%(f)	1.90%	1.85%	1.99%	2.08%	1.95%

Supplemental Data
Net assets, end of period (000)	$22,811,348		$18,750,686	$12,948,631	$8,035,118	$3,699,212	$2,183,014

Portfolio turnover rate(g)	2	%(e)	6%	8%	8%	14%	4%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of period	$60.31		$54.56	$46.36	$40.53	$40.55	$35.54

Net investment income(b)	0.47		0.81	0.76	0.65	0.61	0.55
Net realized and unrealized gain (loss)(c)	2.63		5.68	8.16	5.77	(0.08)	4.99

Net increase from investment operations	3.10		6.49	8.92	6.42	0.53	5.54

Distributions(d)
From net investment income	(0.50)		(0.74)	(0.72)	(0.59)	(0.55)	(0.53)

Total distributions	(0.50)		(0.74)	(0.72)	(0.59)	(0.55)	(0.53)

Net asset value, end of period	$62.91		$60.31	$54.56	$46.36	$40.53	$40.55

Total Return
Based on net asset value	5.16	%(e)	11.95%	19.33%	15.98%	1.31%	15.67%

Ratios to Average Net Assets
Total expenses	0.04	%(f)	0.04%	0.05%	0.06%	0.08%	0.12%

Total expenses after fees waived	0.04	%(f)	0.04%	0.05%	0.06%	0.08%	0.12%

Net investment income	1.50	%(f)	1.41%	1.46%	1.51%	1.52%	1.44%

Supplemental Data
Net assets, end of period (000)	$6,831,785		$5,985,790	$3,693,673	$1,657,371	$867,283	$587,963

Portfolio turnover rate(g)	2	%(e)	31%	24%	43%	14%	13%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of period	$54.82		$53.08	$50.45	$42.89	$44.94	$42.13

Net investment income(b)	0.70		1.37	1.28	1.12	1.04	0.97
Net realized and unrealized gain (loss)(c)	2.94		1.68	2.51	7.45	(1.97)	2.74

Net increase (decrease) from investment operations	3.64		3.05	3.79	8.57	(0.93)	3.71

Distributions(d)
From net investment income	(0.69)		(1.31)	(1.16)	(1.01)	(1.12)	(0.90)

Total distributions	(0.69)		(1.31)	(1.16)	(1.01)	(1.12)	(0.90)

Net asset value, end of period	$57.77		$54.82	$53.08	$50.45	$42.89	$44.94

Total Return
Based on net asset value	6.68	%(e)	5.83%	7.55%	20.18%	(2.05)%	8.83%

Ratios to Average Net Assets
Total expenses	0.04	%(f)	0.04%	0.05%	0.06%	0.08%	0.11%

Total expenses after fees waived	0.04	%(f)	0.04%	0.05%	0.06%	0.08%	0.11%

Net investment income	2.49	%(f)	2.53%	2.42%	2.36%	2.41%	2.20%

Supplemental Data
Net assets, end of period (000)	$6,013,451		$5,208,349	$3,434,150	$1,692,709	$720,541	$889,785

Portfolio turnover rate(g)	2	%(e)	35%	27%	49%	18%	13%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified
Core S&P U.S. Growth	Diversified
Core S&P U.S. Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (unaudited) (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

FairValue Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

62	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P 500
Barclays Bank PLC	$32,055,104	$32,055,104		$—	$—
Barclays Capital Inc.	41,049,001	41,049,001		—	—
BNP Paribas Prime Brokerage International Ltd	37,462,306	37,462,306		—	—
BNP Paribas Securities Corp.	3,735,805	3,735,805		—	—
BofA Securities, Inc.	101,546,421	101,546,421		—	—
Citadel Clearing LLC	247,256	247,256		—	—
Citigroup Global Markets Inc.	104,869,126	104,869,126		—	—
Credit Suisse AG Dublin Branch	41,491,535	41,491,535		—	—
Credit Suisse Securities (USA) LLC	47,269,763	47,269,763		—	—
Deutsche Bank Securities Inc.	435,103	434,898		—	(205	)(b)
Goldman Sachs & Co.	120,796,680	120,796,680		—	—
HSBC Bank PLC	45,445,998	45,445,998		—	—
ING Financial Markets LLC	7,759,608	7,759,608		—	—
Jefferies LLC	2,071,848	2,071,848		—	—
JPMorgan Securities LLC	271,998,556	271,998,556		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	224,509,289	224,509,289		—	—
National Financial Services LLC	7,341,400	7,341,400		—	—
RBC Capital Markets LLC	255,648	255,648		—	—
Scotia Capital (USA) Inc.	22,136	22,136		—	—
SG Americas Securities LLC	11,808,647	11,808,647		—	—
State Street Bank & Trust Company	10,707	10,707		—	—
TD Prime Services LLC	3,747,051	3,747,051		—	—
UBS AG	30,896,082	30,896,082		—	—
UBS Securities LLC	109,785,311	109,785,311		—	—
Virtu Americas LLC	7,564,196	7,564,196		—	—
Wells Fargo Bank, National Association	42,210,339	42,210,339		—	—
Wells Fargo Securities LLC	26,698,536	26,698,536		—	—

	$1,323,083,452	$1,323,083,247		$—	$(205)

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P Mid-Cap
Barclays Bank PLC	$24,206,995	$24,206,995		$—	$—
Barclays Capital Inc.	63,882,606	63,882,606		—	—
BMO Capital Markets	153,670	153,670		—	—
BNP Paribas Prime Brokerage International Ltd.	48,415,760	48,415,760		—	—
BNP Paribas Securities Corp.	11,741,425	11,741,425		—	—
BofA Securities, Inc.	294,229,663	294,229,663		—	—
Citadel Clearing LLC	13,474,569	13,474,569		—	—
Citigroup Global Markets Inc.	311,354,916	311,354,916		—	—
Credit Suisse AG Dublin Branch	111,899,253	111,899,253		—	—
Credit Suisse Securities (USA) LLC	25,854,130	25,593,961		—	(260,169	)(b)
Deutsche Bank Securities Inc.	6,023,117	6,002,331		—	(20,786	)(b)
Goldman Sachs & Co.	484,372,069	484,372,069		—	—
HSBC Bank PLC	9,878,485	9,878,485		—	—
ING Financial Markets LLC	297,913	297,913		—	—
Jefferies LLC	8,869,788	8,869,788		—	—
JPMorgan Securities LLC	604,757,544	604,757,544		—	—
Mizuho Securities USA Inc.	725,020	725,020		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	339,938,177	339,938,177		—	—
National Financial Services LLC	53,063,290	53,063,290		—	—
Nomura Securities International Inc.	2,641,027	2,641,027		—	—
RBC Capital Markets LLC	32,417,207	32,417,207		—	—
Scotia Capital (USA) Inc.	1,732,752	1,732,752		—	—
SG Americas Securities LLC	33,264,462	33,264,462		—	—
State Street Bank & Trust Company	56,349,363	56,349,363		—	—
TD Prime Services LLC	23,662,093	23,662,093		—	—
UBS AG	98,641,473	98,641,473		—	—
UBS Securities LLC	70,585,364	70,585,364		—	—
Virtu Americas LLC	5,185,472	5,185,472		—	—
Wells Fargo Bank, National Association	185,004,015	185,004,015		—	—
Wells Fargo Securities LLC	102,377,166	102,377,166		—	—

	$3,024,998,784	$3,024,717,829		$—	$(280,955)

64	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P Small-Cap
Barclays Bank PLC	$74,066,804	$74,066,804		$—	$—
Barclays Capital Inc.	76,061,072	76,061,072		—	—
BMO Capital Markets	5,232,947	5,232,947		—	—
BNP Paribas Prime Brokerage International Ltd.	177,538,021	177,538,021		—	—
BNP Paribas Securities Corp.	10,827,268	10,827,268		—	—
BofA Securities, Inc.	299,841,839	299,841,839		—	—
Citadel Clearing LLC	8,032,676	8,032,676		—	—
Citigroup Global Markets Inc.	256,694,070	256,694,070		—	—
Credit Suisse AG Dublin Branch	159,508,099	159,508,099		—	—
Credit Suisse Securities (USA) LLC	26,448,720	26,448,720		—	—
Deutsche Bank Securities Inc.	13,213,785	13,213,785		—	—
Goldman Sachs & Co.	586,247,854	586,247,854		—	—
HSBC Bank PLC	23,798,980	23,798,980		—	—
ING Financial Markets LLC	756,223	756,223		—	—
Jefferies LLC	18,715,094	18,715,094		—	—
JPMorgan Securities LLC	551,663,162	551,663,162		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	610,109,242	610,109,242		—	—
National Financial Services LLC	104,894,633	104,894,633		—	—
Nomura Securities International Inc.	4,538,664	4,538,664		—	—
RBC Capital Markets LLC	10,969,819	10,969,819		—	—
Scotia Capital (USA) Inc.	37,819,239	37,819,239		—	—
SG Americas Securities LLC	5,041,725	5,041,725		—	—
State Street Bank & Trust Company	25,177,254	25,177,254		—	—
TD Prime Services LLC	3,428,974	3,428,974		—	—
UBS AG	54,605,650	54,605,650		—	—
UBS Securities LLC	51,617,218	51,617,218		—	—
Virtu Americas LLC	6,683,617	6,683,617		—	—
Wells Fargo Securities LLC	116,712,273	116,712,273		—	—

	$3,320,244,922	$3,320,244,922		$—	$—

Core S&P Total U.S. Stock Market
Barclays Bank PLC	$13,863,877	$13,863,877		$—	$—
Barclays Capital Inc.	16,176,572	16,176,572		—	—
BMO Capital Markets	4,414	4,414		—	—
BNP Paribas Prime Brokerage International Ltd.	30,363,551	30,363,551		—	—
BNP Paribas Securities Corp.	2,484,692	2,484,692		—	—
BofA Securities, Inc.	48,817,227	48,817,227		—	—
Citadel Clearing LLC	1,003,442	1,003,442		—	—
Citigroup Global Markets Inc.	54,396,682	54,396,682		—	—
Credit Suisse AG Dublin Branch	34,497,808	34,497,808		—	—
Credit Suisse Securities (USA) LLC	3,674,965	3,674,965		—	—
Deutsche Bank Securities Inc.	3,175,184	3,175,184		—	—
Goldman Sachs & Co.	85,779,055	85,779,055		—	—
HSBC Bank PLC	14,666,643	14,666,643		—	—
ING Financial Markets LLC	749	749		—	—
Jefferies LLC	1,181,510	1,181,510		—	—
JPMorgan Securities LLC	150,014,292	150,014,292		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	82,167,278	82,167,278		—	—
National Financial Services LLC	6,462,316	6,462,316		—	—
Nomura Securities International Inc.	4,930	4,930		—	—
RBC Capital Markets LLC	16,408	16,408		—	—
Scotia Capital (USA) Inc.	3,466,643	3,466,643		—	—
SG Americas Securities LLC	1,386,726	1,386,726		—	—
State Street Bank & Trust Company	5,768,791	5,768,791		—	—
TD Prime Services LLC	3,861,561	3,861,561		—	—
UBS AG	8,110,921	8,110,921		—	—
UBS Securities LLC	6,392,427	6,392,427		—	—
Virtu Americas LLC	2,367,759	2,367,759		—	—
Wells Fargo Bank, National Association	68,724,683	68,724,683		—	—
Wells Fargo Securities LLC	14,372,536	14,372,536		—	—

	$663,203,642	$663,203,642		$—	$—

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core S&P U.S. Growth
Barclays Capital Inc.	$3,199,513	$3,199,513		$—	$—
BNP Paribas Prime Brokerage International Ltd.	5,246,096	5,246,096		—	—
BNP Paribas Securities Corp.	325,902	325,902		—	—
BofA Securities, Inc.	97,239,089	97,239,089		—	—
Citigroup Global Markets Inc.	1,004,519	1,004,519		—	—
Credit Suisse AG Dublin Branch	1,827,339	1,827,339		—	—
Goldman Sachs & Co.	8,206,751	8,206,751		—	—
HSBC Bank PLC	94,332	94,332		—	—
Jefferies LLC	63,482	63,482		—	—
JPMorgan Securities LLC	16,883,214	16,883,214		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	13,671,753	13,671,753		—	—
National Financial Services LLC	215,971	215,971		—	—
State Street Bank & Trust Company	530,415	530,415		—	—
UBS AG	7,250,464	7,250,464		—	—
UBS Securities LLC	42,279	42,279		—	—
Wells Fargo Bank, National Association	2,824,400	2,824,400		—	—
Wells Fargo Securities LLC	1,259,140	1,259,140		—	—

	$159,884,659	$159,884,659		$—	$—

Core S&P U.S. Value
Barclays Bank PLC	$2,473	$2,473		$—	$—
Barclays Capital Inc.	2,746,870	2,746,870		—	—
BNP Paribas Prime Brokerage International Ltd.	254,332	254,332		—	—
BNP Paribas Securities Corp.	34,248	34,248		—	—
BofA Securities, Inc.	7,893,730	7,893,730		—	—
Citigroup Global Markets Inc.	7,850,037	7,850,037		—	—
Credit Suisse AG Dublin Branch	432,720	432,720		—	—
Credit Suisse Securities (USA) LLC	838,961	838,961		—	—
Deutsche Bank Securities Inc.	4,336	4,336		—	—
Goldman Sachs & Co.	7,863,733	7,863,733		—	—
HSBC Bank PLC	444,299	444,299		—	—
Jefferies LLC	1,834,878	1,834,878		—	—
JPMorgan Securities LLC	8,228,634	8,228,634		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,039,028	4,039,028		—	—
National Financial Services LLC	12,809	12,809		—	—
SG Americas Securities LLC	9,417	9,417		—	—
State Street Bank & Trust Company	4,021	4,021		—	—
UBS AG	2,908,282	2,908,282		—	—
UBS Securities LLC	3,335,564	3,335,564		—	—
Virtu Americas, LLC	219,280	219,280		—	—
Wells Fargo Securities LLC	1,385,034	1,385,034		—	—

	$50,342,686	$50,342,686		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

66	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment AdvisoryAgreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Core S&P 500	0.04%
Core S&P Mid-Cap	0.07
Core S&P Small-Cap	0.07
Core S&P Total U.S. Stock Market	0.03
Core S&P U.S. Growth	0.04
Core S&P U.S. Value	0.04

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Core S&P 500	$853,741
Core S&P Mid-Cap	2,256,768
Core S&P Small-Cap	3,439,047
Core S&P Total U.S. Stock Market	943,636
Core S&P U.S. Growth	82,879
Core S&P U.S. Value	44,275

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core S&P 500	$1,754,223,466	$445,498,555	$(178,986,624)
Core S&P Mid-Cap	894,579,999	594,864,572	(679,846,833)
Core S&P Small-Cap	516,281,190	541,119,110	(73,692,349)
Core S&P Total U.S. Stock Market	33,919,760	19,163,046	(1,482,352)
Core S&P U.S. Growth	46,649,795	16,327,538	(2,719,311)
Core S&P U.S. Value	32,774,988	9,330,880	(4,458,795)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$4,292,855,153	$4,302,916,019
Core S&P Mid-Cap	3,811,568,759	3,841,236,285
Core S&P Small-Cap	3,979,620,531	3,685,511,118
Core S&P Total U.S. Stock Market	494,343,163	468,787,637
Core S&P U.S. Growth	152,597,147	139,785,256
Core S&P U.S. Value	136,481,868	131,463,709

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$24,323,225,421	$15,366,713,630
Core S&P Mid-Cap	3,698,893,816	3,299,737,539
Core S&P Small-Cap	4,080,717,829	3,710,488,568
Core S&P Total U.S. Stock Market	3,578,558,399	387,130,441
Core S&P U.S. Growth	737,732,739	161,412,845
Core S&P U.S. Value	701,542,015	190,181,380

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core S&P Mid-Cap	$215,121,665
Core S&P Small-Cap	299,427,142
Core S&P Total U.S. Stock Market	198,371,840
Core S&P U.S. Growth	256,200,361
Core S&P U.S. Value	108,575,004

68	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P 500	$167,935,069,956	$30,621,788,271	$(10,860,623,086)	$19,761,165,185
Core S&P Mid-Cap	48,946,415,137	8,635,071,484	(4,994,601,278)	3,640,470,206
Core S&P Small-Cap	46,438,957,591	6,964,794,690	(5,903,981,953)	1,060,812,737
Core S&P Total U.S. Stock Market	20,529,446,888	3,875,605,691	(938,357,614)	2,937,248,077
Core S&P U.S. Growth	5,907,997,895	1,217,059,378	(135,632,488)	1,081,426,890
Core S&P U.S. Value	5,693,752,119	801,295,475	(435,968,511)	365,326,964

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
Core S&P 500
Shares sold	83,050,000	$24,415,053,074	191,400,000	$52,637,369,658
Shares redeemed	(53,300,000)	(15,653,949,971)	(125,450,000)	(34,436,208,151)

Net increase	29,750,000	$8,761,103,103	65,950,000	$18,201,161,507

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount

Core S&P Mid-Cap
Shares sold	19,750,000	$3,801,128,571	62,800,000	$12,013,304,636
Shares redeemed	(17,700,000)	(3,394,714,761)	(46,400,000)	(8,738,614,299)

Net increase	2,050,000	$406,413,810	16,400,000	$3,274,690,337

Core S&P Small-Cap
Shares sold	58,050,000	$4,549,577,261	175,050,000	$14,222,802,615
Shares redeemed	(51,250,000)	(3,997,718,112)	(92,250,000)	(7,436,307,402)

Net increase	6,800,000	$551,859,149	82,800,000	$6,786,495,213

Core S&P Total U.S. Stock Market
Shares sold	54,700,000	$3,605,558,049	110,800,000	$6,808,834,600
Shares redeemed	(5,900,000)	(392,986,710)	(33,950,000)	(2,039,704,887)

Net increase	48,800,000	$3,212,571,339	76,850,000	$4,769,129,713

Core S&P U.S. Growth
Shares sold	11,900,000	$741,418,682	44,550,000	$2,541,347,484
Shares redeemed	(2,550,000)	(162,037,235)	(13,000,000)	(714,758,123)

Net increase	9,350,000	$579,381,447	31,550,000	$1,826,589,361

Core S&P U.S. Value
Shares sold	12,550,000	$707,554,204	56,800,000	$2,978,859,329
Shares redeemed	(3,450,000)	(192,623,888)	(26,500,000)	(1,320,724,276)

Net increase	9,100,000	$514,930,316	30,300,000	$1,658,135,053

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cashmay also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Core S&P 500 ETF, iShares Core S&P Total U.S. Stock Market ETF and iShares Core S&P U.S. Value ETF received proceeds of $3,938,764, $41,582 and $255,306, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

70	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings onMay 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent andQuality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	71

Board Review and Approval of Investment Advisory Contract   (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFAand its affiliates under theAdvisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that theAdvisoryContract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA(or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manageOther Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and

72	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract   (continued)

shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings onMay 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of theAdvisoryContract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent andQuality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c)Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Board Review and Approval of Investment Advisory Contract   (continued)

Based on this review, the Board concluded that the profits realized by BFAand its affiliates under theAdvisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that theAdvisoryContract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA(or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

74	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500(a)	$3.229044	$—	$0.031402	$3.260446	99%	—%	1%	100%
Core S&P Mid-Cap(a)	1.655542	—	0.079516	1.735058	95	—	5	100
Core S&P Small-Cap(a)	0.491943	—	0.044172	0.536115	92	—	8	100
Core S&P Total U.S. Stock Market(a)	0.666676	—	0.011924	0.678600	98	—	2	100
Core S&P U.S. Growth(a)	0.497146	—	0.007515	0.504661	99	—	1	100
Core S&P U.S. Value(a)	0.686185	—	0.007068	0.693253	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. Areturn of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	75

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q.The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

76	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	77

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-302-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Global 100 ETF | IOO | NYSE Arca
•	iShares Global Clean Energy ETF | ICLN | NASDAQ
•	iShares Global Infrastructure ETF | IGF | NASDAQ
•	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® Global 100 ETF

Investment Objective

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.47%	3.48%	7.68%	8.33%	3.48%	44.78%	122.51%
Fund Market	5.39	3.63	7.68	8.34	3.63	44.77	122.69
Index	5.31	3.22	7.50	8.19	3.22	43.59	119.63

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,054.70	$2.05	$1,000.00	$1,023.00	$2.02	0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Information Technology	22.5%
Health Care	14.7
Consumer Staples	13.7
Financials	12.4
Consumer Discretionary	12.3
Energy	8.2
Communication Services	6.3
Industrials	6.0
Materials	2.2
Other (each representing less than 1%)	1.7

TEN LARGEST COUNTRIES

Country	Percent of Total Investments (a)
United States	66.1%
United Kingdom	9.0
Switzerland	7.2
France	5.0
Germany	4.0
Japan	3.7
South Korea	1.7
Netherlands	1.4
Spain	1.3
Australia	0.6

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of September 30, 2019	iShares® Global Clean Energy ETF

Investment Objective

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.44%	29.22%	2.89%	(4.74)%	29.22%	15.31%	(38.45)%
Fund Market	12.53	29.60	2.87	(4.73)	29.60	15.20	(38.43)
Index	12.57	29.69	2.19	(5.71)	29.69	11.45	(44.47)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,124.40	$2.44	$1,000.00	$1,022.70	$2.33	0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Renewable Electricity	37.0%
Electric Utilities	17.2
Semiconductor Equipment	15.6
Heavy Electrical Equipment	11.7
Environmental & Facilities Services	7.7
Semiconductors	7.1
Electrical Components & Equipment	2.6
Oil & Gas Refining & Marketing	1.1

TEN LARGEST COUNTRIES

Country	Percent of Total Investments (a)
United States	38.5%
China	17.7
New Zealand	11.2
Canada	6.8
Brazil	6.6
Austria	5.0
Denmark	4.1
Spain	3.7
United Kingdom	2.9
Norway	2.1

(a)	Excludes money market funds.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Global Infrastructure ETF

Investment Objective

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.48%	13.77%	5.01%	7.04%	13.77%	27.72%	97.50%
Fund Market	5.39	13.98	5.06	7.02	13.98	28.00	97.14
Index	5.31	13.47	4.81	6.87	13.47	26.45	94.29

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,054.80	$2.36	$1,000.00	$1,022.70	$2.33	0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Electric Utilities	25.4%
Airport Services	20.9
Oil & Gas Storage & Transportation	19.7
Highways & Rail tracks	15.5
Multi-Utilities	12.7
Marine Ports & Services	3.3
Water Utilities	1.5
Other (each representing less than 1%)	1.0

TEN LARGEST COUNTRIES

Country	Percent of Total Investments (a)
United States	40.1%
Canada	10.7
Australia	9.7
Italy	8.3
Spain	7.7
France	6.0
China	4.6
Mexico	3.3
United Kingdom	3.1
New Zealand	2.0

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of September 30, 2019	iShares® Global Timber & Forestry ETF

Investment Objective

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.64)%	(20.01)%	5.47%	7.07%	(20.01)%	30.49%	97.95%
Fund Market	(6.39)	(19.61)	5.54	7.10	(19.61)	30.93	98.58
Index	(6.93)	(20.46)	5.27	6.80	(20.46)	29.30	93.00

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$933.60	$2.22	$1,000.00	$1,022.70	$2.33	0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Paper Products	35.3%
Specialized REITs	25.7
Forest Products	19.5
Paper Packaging	16.1
Homebuilding	3.4

(a)	Excludes money market funds.

ALLOCATION BY COUNTRY

Country	Percent of Total Investments (a)
United States	37.3%
Japan	12.1
Sweden	11.4
Canada	10.3
Finland	9.8
Brazil	9.4
Ireland	3.9
United Kingdom	3.8
South Africa	2.0

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (unaudited) September 30, 2019	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.6%
BHP Group Ltd.	463,474	$11,478,303

France — 5.0%
AXA SA	291,348	7,442,014
Cie. de Saint-Gobain	81,664	3,205,083
Engie SA	285,079	4,655,680
L’Oreal SA	39,962	11,192,251
LVMH Moet Hennessy Louis Vuitton SE	42,784	17,008,410
Orange SA	299,167	4,694,956
Sanofi	179,827	16,675,789
Schneider Electric SE	85,116	7,469,873
Societe Generale SA	115,650	3,169,692
TOTAL SA	389,906	20,354,739
Vivendi SA	141,327	3,879,600

		99,748,087

Germany — 4.0%
Allianz SE, Registered	64,854	15,120,012
BASF SE	144,520	10,102,471
Bayer AG, Registered	147,169	10,379,098
Daimler AG, Registered	139,299	6,928,024
Deutsche Bank AG, Registered	326,949	2,449,098
Deutsche Telekom AG, Registered	512,949	8,608,586
E.ON SE	345,278	3,357,308
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,055	5,966,944
RWE AG	95,288	2,980,402
Siemens AG, Registered	126,677	13,568,644

		79,460,587

Japan — 3.8%
Bridgestone Corp.	98,300	3,805,572
Canon Inc.	184,050	4,908,851
Honda Motor Co. Ltd.	281,500	7,289,177
Mitsubishi UFJ Financial Group Inc.	1,934,500	9,816,144
Nissan Motor Co. Ltd.	325,800	2,032,124
Panasonic Corp.	381,900	3,094,070
Seven & i Holdings Co. Ltd.	124,420	4,756,914
Sony Corp.	200,600	11,780,784
Toyota Motor Corp.	409,700	27,355,033

		74,838,669

Netherlands — 1.4%
ING Groep NV	602,898	6,312,511
Koninklijke Philips NV	150,424	6,969,669
Unilever NV	242,316	14,569,134

		27,851,314

South Korea — 1.7%
Samsung Electronics Co. Ltd., GDR	32,956	33,549,208
Samsung Electronics Co. Ltd., New, GDR	35	35,630

		33,584,838

Spain — 1.3%
Banco Bilbao Vizcaya Argentaria SA	1,094,983	5,706,724
Banco Santander SA	2,576,822	10,496,766
Repsol SA	240,461	3,759,239
Telefonica SA	718,501	5,483,951

		25,446,680

Switzerland — 7.1%
ABB Ltd., Registered	312,501	6,145,660
Credit Suisse Group AG, Registered	398,040	4,883,939

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	478,613	$51,972,337
Novartis AG, Registered	395,711	34,342,707
Roche Holding AG, NVS	109,083	31,773,712
Roche Holding AG Bearer	4,425	1,281,592
Swiss Re AG	45,325	4,731,818
UBS Group AG, Registered	645,851	7,338,406

		142,470,171

United Kingdom — 8.9%
Anglo American PLC	215,338	4,965,434
AstraZeneca PLC	206,485	18,475,714
Aviva PLC	542,438	2,669,105
Barclays PLC	2,506,650	4,645,771
BP PLC	3,174,994	20,180,900
Diageo PLC	376,574	15,466,852
GlaxoSmithKline PLC	772,036	16,597,769
HSBC Holdings PLC	3,179,671	24,473,747
National Grid PLC	583,200	6,338,013
Prudential PLC	408,341	7,422,177
Rio Tinto PLC	156,172	8,100,249
Royal Dutch Shell PLC, Class A	673,934	19,798,848
Royal Dutch Shell PLC, Class B	583,001	17,213,628
Standard Chartered PLC	442,038	3,726,996
Vodafone Group PLC	4,192,538	8,369,670

		178,444,873

United States — 65.8%
3M Co	90,920	14,947,248
Abbott Laboratories	292,713	24,491,297
Alphabet Inc., Class A(a)	39,919	48,746,688
Alphabet Inc., Class C, NVS(a)	36,635	44,658,065
Amazon.com Inc.(a)	65,656	113,972,907
American Tower Corp.	70,820	15,660,427
Aon PLC	39,868	7,717,249
Apple Inc.	682,792	152,924,924
Bristol-Myers Squibb Co.	259,511	13,159,803
Caterpillar Inc.	89,720	11,332,533
Chevron Corp.	297,632	35,299,155
Citigroup Inc.	354,389	24,481,192
Coca-Cola Co. (The)	604,542	32,911,266
Colgate-Palmolive Co.	133,309	9,799,545
DuPont de Nemours Inc.	119,524	8,523,256
Emerson Electric Co.	105,216	7,034,742
Exxon Mobil Corp.	663,510	46,850,441
Ford Motor Co.	602,924	5,522,784
General Electric Co.	1,365,267	12,205,487
Goldman Sachs Group Inc. (The)	50,766	10,520,238
Honeywell International Inc.	120,779	20,435,807
HP Inc.	261,498	4,947,542
Intel Corp.	702,570	36,203,432
International Business Machines Corp.	151,938	22,094,824
Johnson & Johnson	414,884	53,677,692
Johnson Controls International PLC	135,944	5,966,582
JPMorgan Chase & Co.	508,758	59,875,729
Kimberly-Clark Corp.	53,394	7,584,618
Marsh & McLennan Companies Inc.	81,127	8,116,756
McDonald’s Corp.	119,990	25,763,053
Merck & Co. Inc.	402,727	33,901,559
Microsoft Corp.	1,239,318	172,302,381
Morgan Stanley	212,927	9,085,595
NIKE Inc., Class B	207,339	19,473,279

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PepsiCo Inc.	217,843	$29,866,275
Pfizer Inc.	863,292	31,018,082
Philip Morris International Inc.	242,530	18,415,303
Procter & Gamble Co. (The)	392,875	48,865,792
Texas Instruments Inc.	157,771	20,390,324
United Technologies Corp.	128,890	17,596,063
Walmart Inc.	223,423	26,515,842

		1,312,855,777

Total Common Stocks — 99.6% (Cost: $1,599,936,705)		1,986,179,299

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(b)(c)	2,988,000	2,988,000

Total Short-Term Investments — 0.1% (Cost: $2,988,000)		2,988,000

Total Investments in Securities — 99.7% (Cost: $1,602,924,705)		1,989,167,299

Other Assets, Less Liabilities — 0.3%		5,369,610

Net Assets — 100.0%		$1,994,536,909

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$24,087	(b)	$163	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,516,312	1,471,688	2,988,000	2,988,000	35,669		—	—

				$2,988,000	$59,756		$163	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	34	12/20/19	$1,318	$17,674
FTSE 100 Index	11	12/20/19	1,001	10,586
S&P 500 E-Mini Index	35	12/20/19	5,212	(32,624)

				$(4,364)

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global 100 ETF

Futures Contracts

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$28,260

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$32,624

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$537,496

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,364)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,510,318

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,986,179,299	$—	$—	$1,986,179,299
Money Market Funds	2,988,000	—	—	2,988,000

	$1,989,167,299	$—	$—	$1,989,167,299

Derivative financial instruments(a)
Assets
Futures Contracts	$28,260	$—	$—	$28,260
Liabilities
Futures Contracts	(32,624)	—	—	(32,624)

	$(4,364)	$—	$—	$(4,364)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Clean Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 5.0%
Verbund AG	327,945	$17,947,785

Canada — 6.7%
Boralex Inc., Class A	504,314	8,619,808
Canadian Solar Inc.(a)(b)	327,381	6,180,953
Innergex Renewable Energy Inc.	812,613	9,384,330

		24,185,091

China — 17.6%
China Everbright International Ltd.	16,415,000	12,647,218
China Longyuan Power Group Corp. Ltd., Class H	22,841,000	12,819,910
GCL-Poly Energy Holdings Ltd.(a)	88,957,000	3,574,439
Huaneng Renewables Corp. Ltd., Class H(c)	34,930,000	11,896,714
JinkoSolar Holding Co. Ltd., ADR(a)(b)	198,408	3,164,607
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	5,694,632	6,741,101
Xinyi Solar Holdings Ltd.	20,826,000	12,485,930

		63,329,919

Denmark — 4.0%
Vestas Wind Systems A/S	185,815	14,428,809

Germany — 1.4%
Nordex SE(a)	455,846	4,969,632

New Zealand — 11.1%
Contact Energy Ltd.	3,704,698	19,838,686
Meridian Energy Ltd.	6,224,271	20,295,233

		40,133,919

Norway — 2.1%
Scatec Solar ASA(d)	592,085	7,617,777

Spain — 3.7%
Siemens Gamesa Renewable Energy SA(b)	974,050	13,220,769

United Kingdom — 2.9%
Atlantica Yield PLC	434,771	10,473,633

United States — 38.2%
Covanta Holding Corp.	857,667	14,829,062
Enphase Energy Inc.(a)	562,921	12,513,734
First Solar Inc.(a)(b)	274,198	15,906,226
Ormat Technologies Inc.	298,354	22,164,719
Pattern Energy Group Inc., Class A	670,823	18,065,263
Renewable Energy Group Inc.(a)	274,411	4,117,537
SolarEdge Technologies Inc.(a)(b)	326,568	27,340,273
Sunrun Inc.(a)	551,041	9,205,140

Security	Shares	Value

United States (continued)
TerraForm Power Inc., Class A	599,750	$10,930,444
TPI Composites Inc.(a)(b)	133,973	2,511,994

		137,584,392

Total Common Stocks — 92.7% (Cost: $291,901,835)		333,891,726

Preferred Stocks

Brazil — 6.6%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	4,350,765	14,749,093
Cia. Paranaense de Energia, Class B, Preference Shares, ADR, NVS	745,753	8,956,494

		23,705,587

Total Preferred Stocks — 6.6% (Cost: $19,239,220)		23,705,587

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(e)(f)(g)	21,501,016	21,511,767
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(e)(f)	260,000	260,000

		21,771,767

Total Short-Term Investments — 6.1% (Cost: $21,764,414)		21,771,767

Total Investments in Securities — 105.4% (Cost: $332,905,469)		379,369,080

Other Assets, Less Liabilities — (5.4)%		(19,319,825)

Net Assets — 100.0%		$360,049,255

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Clean Energy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	24,723,541	(3,222,525)	21,501,016	$21,511,767	$104,230	(b)	$2,110	$(129)
BlackRock Cash Funds: Treasury, SL Agency Shares	305,777	(45,777)	260,000	260,000	2,976		—	—

				$21,771,767	$107,206		$2,110	$(129)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	4	10/30/19	$665	$(2,467)
S&P 500 E-Mini Index	11	12/20/19	1,638	(4,716)

				$(7,183)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$7,183

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$48,326

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(7,183)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$767,521

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Clean Energy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$321,995,012	$—	$11,896,714	$333,891,726
Preferred Stocks	23,705,587	—	—	23,705,587
Money Market Funds	21,771,767	—	—	21,771,767

	$367,472,366	$—	$11,896,714	$379,369,080

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,183)	$—	$—	$(7,183)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

The following table includes a rollforward for the six months ended September 30, 2019 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Common Stocks
Balance at beginning of period	$—
Realized gain (loss) and change in unrealized appreciation/depreciation	2,077,927
Purchases	3,611,656
Sales	(527,862)
Transfers in(a)	6,734,993	(b)
Transfers out	—

Balance at end of period	$11,896,714

Net change in unrealized appreciation/depreciation on investments still held at end of period	$2,167,825

(a)	Represents the value as of the beginning of the reporting period.
(b)	Transfers in to Level 3 are due to the suspension of trading of equity securities.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Corp. America Airports SA(a)(b)	343,960	$1,558,139

Australia — 9.7%
Atlas Arteria Ltd.	7,954,435	41,845,964
Qube Holdings Ltd.	19,283,259	41,617,890
Sydney Airport	13,320,684	72,142,587
Transurban Group	16,009,572	158,617,521

		314,223,962

Brazil — 0.5%
Centrais Eletricas Brasileiras SA, ADR	378,677	3,627,726
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	476,577	5,661,735
Ultrapar Participacoes SA, ADR	1,671,863	7,473,227

		16,762,688

Canada — 10.7%
Enbridge Inc.	4,475,514	157,183,838
Gibson Energy Inc.	309,447	5,317,160
Inter Pipeline Ltd.	912,706	16,027,503
Keyera Corp.	474,394	11,526,628
Pembina Pipeline Corp.	1,130,026	41,915,088
TC Energy Corp.	2,063,425	106,911,597
Westshore Terminals Investment Corp.(b)	531,992	8,216,946

		347,098,760

Chile — 0.3%
Enel Americas SA, ADR	1,018,055	9,274,481

China — 4.6%
Beijing Capital International Airport Co. Ltd., Class H	19,664,000	16,780,897
Beijing Enterprises Water Group Ltd.	8,416,000	4,304,942
CGN Power Co. Ltd., Class H(c)	13,109,000	3,310,945
China Gas Holdings Ltd.	2,910,000	11,247,417
China Merchants Port Holdings Co. Ltd.	15,640,000	23,541,598
China Resources Gas Group Ltd.	1,148,000	5,674,541
COSCO SHIPPING Ports Ltd.	20,572,000	16,427,369
Guangdong Investment Ltd.	4,014,000	7,854,525
Jiangsu Expressway Co. Ltd., Class H	14,694,000	18,668,806
Kunlun Energy Co. Ltd.	5,558,000	4,785,634
Shenzhen International Holdings Ltd.	11,492,000	22,076,883
Zhejiang Expressway Co. Ltd., Class H	17,300,000	14,962,114

		149,635,671

France — 6.0%
Aeroports de Paris	394,055	70,110,509
Engie SA	2,556,109	41,744,312
Gaztransport Et Technigaz SA	47,784	4,732,750
Getlink SE	5,249,366	78,860,985

		195,448,556

Germany — 1.4%
Fraport AG Frankfurt Airport Services Worldwide	447,000	37,923,191
Hamburger Hafen und Logistik AG	253,792	6,324,996

		44,248,187

Italy — 8.3%
ASTM SpA	429,741	13,745,895
Atlantia SpA	5,676,180	137,315,507
Enav SpA(c)	3,051,447	17,232,239
Enel SpA	10,777,440	80,496,261
Snam SpA	1,279,215	6,462,577

Security	Shares	Value

Italy (continued)
Societa Iniziative Autostradali e Servizi SpA(b)	822,004	$14,347,340

		269,599,819

Mexico — 3.3%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	517,700	24,616,635
Grupo Aeroportuario del Pacifico SAB de CV, ADR	453,735	43,794,502
Grupo Aeroportuario del Sureste SAB de CV, ADR	244,550	37,293,875

		105,705,012

Netherlands — 0.2%
Koninklijke Vopak NV	133,651	6,871,509

New Zealand — 2.0%
Auckland International Airport Ltd.	11,377,323	65,277,482

Singapore — 0.5%
Hutchison Port Holdings Trust, Class U(b)	64,501,500	10,062,234
SIA Engineering Co. Ltd.	2,969,100	5,539,286

		15,601,520

Spain — 7.7%
Aena SME SA(c)	887,364	162,523,891
Iberdrola SA	8,347,798	86,784,926

		249,308,817

Switzerland — 1.3%
Flughafen Zurich AG, Registered	229,782	42,585,081

United Kingdom — 3.1%
BBA Aviation PLC	10,960,727	42,168,539
National Grid PLC	5,233,865	56,879,812

		99,048,351

United States — 40.1%
American Electric Power Co. Inc.	689,663	64,614,528
American Water Works Co. Inc.	250,496	31,119,118
Cheniere Energy Inc.(a)	517,044	32,604,795
Consolidated Edison Inc.	463,241	43,762,377
Dominion Energy Inc.	1,146,299	92,896,071
DTE Energy Co.	256,373	34,087,354
Duke Energy Corp.	1,017,076	97,496,905
Edison International	500,462	37,744,844
Equitrans Midstream Corp.	454,966	6,619,755
Eversource Energy	451,307	38,573,209
Exelon Corp.	1,354,877	65,454,108
FirstEnergy Corp.	749,844	36,164,976
Kinder Morgan Inc./DE	4,306,315	88,753,152
Macquarie Infrastructure Corp.	937,394	36,998,941
NextEra Energy Inc.	682,064	158,914,092
ONEOK Inc.	913,672	67,328,490
Public Service Enterprise Group Inc.	705,107	43,773,043
Sempra Energy	383,556	56,616,701
Southern Co. (The)	1,459,260	90,138,490
Targa Resources Corp.	515,625	20,712,656
WEC Energy Group Inc.	440,919	41,931,397
Williams Companies Inc. (The)	2,681,619	64,519,753
Xcel Energy Inc.	732,831	47,553,404

		1,298,378,159

Total Common Stocks — 99.7% (Cost: $2,977,489,425)		3,230,626,194

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	1,354,189	$4,590,701

Total Preferred Stocks — 0.1% (Cost: $4,846,142)		4,590,701

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(d)(e)(f)	16,010,627	16,018,632
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(d)(e)	2,825,000	2,825,000

		18,843,632

Total Short-Term Investments — 0.6% (Cost: $18,842,560)		18,843,632

Total Investments in Securities — 100.4% (Cost: $3,001,178,127)		3,254,060,527

Other Assets, Less Liabilities — (0.4)%		(13,032,422)

Net Assets — 100.0%		$3,241,028,105

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,259,171	11,751,456	16,010,627	$16,018,632	$116,266	(b)	$(927)	$212
BlackRock Cash Funds: Treasury, SL Agency Shares	1,479,518	1,345,482	2,825,000	2,825,000	37,649		—	—

				$18,843,632	$153,915		$(927)	$212

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	16	12/19/19	$1,803	$1,845
DJ U.S. Real Estate	95	12/20/19	3,500	51,891
IBEX 35 Index	24	10/18/19	2,415	45,278
S&P/TSX 60 Index	28	12/19/19	4,213	(9,396)

				$89,618

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Infrastructure ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$99,014

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$9,396

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$310,320

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$89,618

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,977,082

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,230,626,194	$—	$—	$3,230,626,194
Preferred Stocks	4,590,701	—	—	4,590,701
Money Market Funds	18,843,632	—	—	18,843,632

	$3,254,060,527	$—	$—	$3,254,060,527

Derivative financial instruments(a)
Assets
Futures Contracts	$99,014	$—	$—	$99,014
Liabilities
Futures Contracts	(9,396)	—	—	(9,396)

	$89,618	$—	$—	$89,618

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Timber & Forestry ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 9.4%
Duratex SA	979,600	$2,974,970
Klabin SA	2,327,100	8,597,990
Suzano SA	1,095,828	8,852,598

		20,425,558

Canada — 10.2%
Canfor Corp.(a)	395,808	4,642,672
Interfor Corp.(a)	433,752	4,586,502
West Fraser Timber Co. Ltd.	324,818	13,002,533

		22,231,707

Finland — 9.8%
Metsa Board OYJ	649,140	3,860,462
Stora Enso OYJ, Class R	707,668	8,528,928
UPM-Kymmene OYJ	298,344	8,820,904

		21,210,294

Ireland — 3.8%
Smurfit Kappa Group PLC	280,364	8,344,321

Japan — 12.1%
Daio Paper Corp.	386,200	4,902,766
Nippon Paper Industries Co. Ltd.	337,400	5,491,433
Oji Holdings Corp.	1,826,600	8,518,218
Sumitomo Forestry Co. Ltd.	554,000	7,361,036

		26,273,453

South Africa — 2.0%
Sappi Ltd.	1,767,496	4,377,212

Sweden — 11.3%
Holmen AB, Class B	319,486	7,571,105
Svenska Cellulosa AB SCA, Class B	1,908,360	17,037,559

		24,608,664

Security	Shares	Value

United Kingdom — 3.8%
Mondi PLC	430,838	$8,271,757

United States — 37.1%
CatchMark Timber Trust Inc., Class A	316,262	3,374,516
Domtar Corp	201,810	7,226,816
International Paper Co	214,334	8,963,448
PotlatchDeltic Corp.	422,096	17,341,814
Rayonier Inc.	618,671	17,446,522
Westrock Co.	243,412	8,872,367
Weyerhaeuser Co.	628,742	17,416,154

		80,641,637

Total Common Stocks — 99.5% (Cost: $258,529,752)		216,384,603

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(b)(c)	449,000	449,000

Total Short-Term Investments — 0.2% (Cost: $449,000)		449,000

Total Investments in Securities — 99.7% (Cost: $258,978,752)		216,833,603

Other Assets, Less Liabilities — 0.3%		620,351

Net Assets — 100.0%		$217,453,954

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,833	(b)	$(115)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	752,201	(303,201)	449,000	449,000	2,737		—	—

				$449,000	$4,570		$(115)	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Timber & Forestry ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$216,384,603	$—	$—	$216,384,603
Money Market Funds	449,000	—	—	449,000

	$216,833,603	$—	$—	$216,833,603

See notes to financial statements.

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

September 30, 2019

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,986,179,299	$357,597,313	$3,235,216,895	$216,384,603
Affiliated(c)	2,988,000	21,771,767	18,843,632	449,000
Cash	509	4,164	533	980
Foreign currency, at value(d)	2,010,007	233,984	4,239,036	121,409
Cash pledged:
Futures contracts	198,000	39,000	138,000	—
Foreign currency collateral pledged:
Futures contracts(e)	139,352	40,310	446,537	—
Receivables:
Investments sold	—	—	223,256,363	10,027,143
Securities lending income — Affiliated	—	7,004	13,114	655
Variation margin on futures contracts	34,241	9,053	33,684	—
Capital shares sold	—	89,405	—	—
Dividends	2,614,446	1,797,267	5,551,424	365,235
Tax reclaims	960,796	87,316	392,691	—
Foreign withholding tax claims	63,580	—	—	93,727

Total assets	1,995,188,230	381,676,583	3,488,131,909	227,442,752

LIABILITIES
Collateral on securities loaned, at value	—	21,496,970	16,017,991	—
Payables:
Investments purchased	—	—	229,693,639	9,901,500
Capital shares redeemed	—	—	182,853	—
Investment advisory fees	650,508	130,358	1,209,321	79,976
Professional fees	813	—	—	7,322

Total liabilities	651,321	21,627,328	247,103,804	9,988,798

NET ASSETS	$1,994,536,909	$360,049,255	$3,241,028,105	$217,453,954

NET ASSETS CONSIST OF:
Paid-in capital	$1,642,506,596	$377,508,506	$3,136,755,349	$272,716,656
Accumulated earnings (loss)	352,030,313	(17,459,251)	104,272,756	(55,262,702)

NET ASSETS	$1,994,536,909	$360,049,255	$3,241,028,105	$217,453,954

Shares outstanding	40,300,000	33,100,000	69,800,000	3,720,000

Net asset value	$49.49	$10.88	$46.43	$58.46

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$20,645,473	$15,342,044	$—
(b) Investments, at cost — Unaffiliated	$1,599,936,705	$311,141,055	$2,982,335,567	$258,529,752
(c) Investments, at cost — Affiliated	$2,988,000	$21,764,414	$18,842,560	$449,000
(d) Foreign currency, at cost	$2,024,195	$235,341	$4,246,358	$122,186
(e) Foreign currency collateral pledged, at cost	$140,725	$40,303	$449,539	$—

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2019

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$29,721,802	$4,615,010	$78,963,197	$3,168,471
Dividends — Affiliated	35,669	2,976	37,649	2,737
Interest — Unaffiliated	356	22	—	—
Securities lending income — Affiliated — net	24,087	104,230	116,266	1,833
Other income — Unaffiliated	484	—	—	167,386
Foreign taxes withheld	(1,796,515)	(346,622)	(5,707,550)	(88,134)

Total investment income	27,985,883	4,375,616	73,409,562	3,252,293

EXPENSES
Investment advisory fees	3,991,350	614,669	6,963,893	515,636

Total expenses	3,991,350	614,669	6,963,893	515,636

Net investment income	23,994,533	3,760,947	66,445,669	2,736,657

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,646,085)	(1,690,596)	(15,482,978)	(6,736,395)
Investments — Affiliated	163	2,110	(927)	(115)
In-kind redemptions — Unaffiliated	92,835,884	854,014	23,013,467	1,795,729
Futures contracts	537,496	48,326	310,320	—
Foreign currency transactions	(24,395)	(4,345)	(385,828)	(18,954)

Net realized gain (loss)	91,703,063	(790,491)	7,454,054	(4,959,735)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(6,289,307)	24,703,944	83,347,748	(14,367,454)
Investments — Affiliated	—	(129)	212	—
Futures contracts	(4,364)	(7,183)	89,618	—
Foreign currency translations	32,160	(6,284)	(8,451)	(2,184)

Net change in unrealized appreciation (depreciation)	(6,261,511)	24,690,348	83,429,127	(14,369,638)

Net realized and unrealized gain (loss)	85,441,552	23,899,857	90,883,181	(19,329,373)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$109,436,085	$27,660,804	$157,328,850	$(16,592,716)

See notes to financial statements.

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Global 100 ETF		iShares Global Clean Energy ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$23,994,533	$45,836,906	$3,760,947	$3,713,701
Net realized gain (loss)	91,703,063	79,608,950	(790,491)	(6,288,318)
Net change in unrealized appreciation (depreciation)	(6,261,511)	2,352,493	24,690,348	11,666,002

Net increase in net assets resulting from operations	109,436,085	127,798,349	27,660,804	9,091,385

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(27,779,523)	(42,460,909)	(1,796,990)	(4,413,876)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(118,400,481)	165,436,043	125,590,005	47,708,758

NET ASSETS
Total increase (decrease) in net assets	(36,743,919)	250,773,483	151,453,819	52,386,267
Beginning of period	2,031,280,828	1,780,507,345	208,595,436	156,209,169

End of period	$1,994,536,909	$2,031,280,828	$360,049,255	$208,595,436

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets  (continued)

	iShares Global Infrastructure ETF		iShares Global Timber & Forestry ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$66,445,669	$83,142,815	$2,736,657	$8,983,142
Net realized gain (loss)	7,454,054	(44,540,561)	(4,959,735)	57,899,867
Net change in unrealized appreciation (depreciation)	83,429,127	171,493,004	(14,369,638)	(141,914,436)

Net increase (decrease) in net assets resulting from operations	157,328,850	210,095,258	(16,592,716)	(75,031,427)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(50,989,824)	(86,415,467)	(4,303,212)	(9,560,479)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	308,858,928	198,463,264	(41,203,276)	(76,396,878)

NET ASSETS
Total increase (decrease) in net assets	415,197,954	322,143,055	(62,099,204)	(160,988,784)
Beginning of period	2,825,830,151	2,503,687,096	279,553,158	440,541,942

End of period	$3,241,028,105	$2,825,830,151	$217,453,954	$279,553,158

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)		Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of period	$47.57		$45.54	$40.90	$36.07		$38.43	$38.83

Net investment income(b)	0.58		1.14	1.02	1.05		1.03	1.05
Net realized and unrealized gain (loss)(c)	1.99		1.97	4.65	4.84		(2.34)	(0.11)

Net increase (decrease) from investment operations .	2.57		3.11	5.67	5.89		(1.31)	0.94

Distributions(d)
From net investment income	(0.65)		(1.08)	(1.03)	(1.06)		(1.05)	(1.34)

Total distributions	(0.65)		(1.08)	(1.03)	(1.06)		(1.05)	(1.34)

Net asset value, end of period	$49.49		$47.57	$45.54	$40.90		$36.07	$38.43

Total Return
Based on net asset value	5.47	%(e)	7.00%	13.97%	16.66	%(f)	(3.52)%	2.39%

Ratios to Average Net Assets
Total expenses	0.40	%(g)	0.40%	0.40%	0.40%		0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	N/A	0.40%		N/A	N/A

Net investment income	2.40	%(g)	2.46%	2.30%	2.78%		2.78%	2.70%

Supplemental Data
Net assets, end of period (000)	$1,994,537		$2,031,281	$1,780,507	$1,590,950		$1,630,166	$1,779,345

Portfolio turnover rate(h)	3	%(e)	9%	8%	5%		5%	12%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017: Total return by 0.01%.

(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$9.75		$9.47	$8.54	$9.27	$11.86	$11.16

Net investment income(a)	0.15		0.19	0.26	0.25	0.23	0.37
Net realized and unrealized gain (loss)(b)	1.06		0.32	0.90	(0.67)	(2.59)	0.60

Net increase (decrease) from investment operations	1.21		0.51	1.16	(0.42)	(2.36)	0.97

Distributions(c)
From net investment income	(0.08)		(0.23)	(0.23)	(0.31)	(0.23)	(0.27)

Total distributions	(0.08)		(0.23)	(0.23)	(0.31)	(0.23)	(0.27)

Net asset value, end of period	$10.88		$9.75	$9.47	$8.54	$9.27	$11.86

Total Return
Based on net asset value	12.44	%(d)	5.69%	13.90%	(4.39)%	(20.17)%	9.13%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	2.80	%(e)	2.13%	2.91%	2.86%	2.28%	3.45%

Supplemental Data
Net assets, end of period (000)	$360,049		$208,595	$156,209	$80,235	$83,418	$80,670

Portfolio turnover rate(f)	8	%(d)	42%	29%	35%	39%	32%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$44.78		$42.73	$42.18	$39.18	$41.89	$41.48

Net investment income(a)	0.99		1.34	1.44	1.29	1.26	1.30
Net realized and unrealized gain (loss)(b)	1.45		2.10	0.45	2.88	(2.80)	0.37

Net increase (decrease) from investment operations	2.44		3.44	1.89	4.17	(1.54)	1.67

Distributions(c)
From net investment income	(0.79)		(1.39)	(1.34)	(1.17)	(1.17)	(1.26)

Total distributions	(0.79)		(1.39)	(1.34)	(1.17)	(1.17)	(1.26)

Net asset value, end of period	$46.43		$44.78	$42.73	$42.18	$39.18	$41.89

Total Return
Based on net asset value	5.48	%(d)	8.40%	4.37%	10.85%	(3.55)%	3.99%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	4.36	%(e)	3.15%	3.24%	3.22%	3.21%	3.05%

Supplemental Data
Net assets, end of period (000)	$3,241,028		$2,825,830	$2,503,687	$1,560,481	$932,422	$1,227,295

Portfolio turnover rate(f)	8	%(d)	19%	11%	23%	17%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$63.82		$78.11	$57.39	$47.07		$54.68	$51.70

Net investment income(a)	0.72		1.57	0.82	1.06	(b)	0.66	0.55
Net realized and unrealized gain (loss)(c)	(4.96)		(14.25)	20.75	10.14		(7.30)	3.34

Net increase (decrease) from investment operations	(4.24)		(12.68)	21.57	11.20		(6.64)	3.89

Distributions(d)
From net investment income	(1.12)		(1.61)	(0.85)	(0.88)		(0.97)	(0.91)

Total distributions	(1.12)		(1.61)	(0.85)	(0.88)		(0.97)	(0.91)

Net asset value, end of period	$58.46		$63.82	$78.11	$57.39		$47.07	$54.68

Total Return
Based on net asset value	(6.64	)%(e)	(16.22)%	37.92%	24.18	%(b)	(12.25)%	7.60%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.46%	0.47%	0.51%		0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.46%	N/A	0.48%		N/A	N/A

Net investment income	2.43	%(f)	2.17%	1.21%	2.09	%(b)	1.33%	1.06%

Supplemental Data
Net assets, end of period (000)	$217,454		$279,553	$440,542	$234,161		$180,739	$291,992

Portfolio turnover rate(g)	8	%(e)	18%	31%	17%		22%	12%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.14.
•	Total return by 0.30%.
•	Ratio of net investment income to average net assets by 0.27%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100(a)	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Global Clean Energy
Barclays Capital Inc.	$145,376	$145,376	$—	$—
Citigroup Global Markets Inc.	565,875	565,875	—	—
Credit Suisse Securities (USA) LLC	7,500	7,500	—	—
Deutsche Bank Securities Inc.	794,848	794,848	—	—
Goldman Sachs & Co.	172,377	172,377	—	—
JPMorgan Securities LLC	13,791,849	13,791,849	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,564,564	2,564,564	—	—
UBS AG	312,340	312,340	—	—
UBS Securities LLC	2,202,008	2,202,008	—	—
Wells Fargo Securities LLC	88,736	88,736	—	—

	$20,645,473	$20,645,473	$—	$—

Global Infrastructure
BofA Securities, Inc.	$11,883,392	$11,883,392	$—	$—
Citigroup Global Markets Inc.	435,566	435,566	—	—
Credit Suisse Securities (USA) LLC	84,505	84,505	—	—
Morgan Stanley & Co. LLC	2,534,771	2,534,771	—	—
UBS AG	403,810	403,810	—	—

	$15,342,044	$15,342,044	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion	0.38

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Global 100	$5,521
Global Clean Energy	28,167
Global Infrastructure	28,473
Global Timber & Forestry	460

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global 100	$4,717,678	$1,915,511	$(211,403)
Global Infrastructure	1,629,375	8,681,880	(341,750)
Global Timber & Forestry	24,131	546,694	(250,918)

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7. PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Global 100	$60,237,211	$64,805,687
Global Clean Energy	27,093,391	22,395,052
Global Infrastructure	292,969,148	246,238,961
Global Timber & Forestry	18,404,599	18,064,491

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$118,436,248	$234,354,459
Global Clean Energy	124,687,272	2,137,911
Global Infrastructure	353,471,039	89,458,622
Global Timber & Forestry	3,296,804	41,033,981

8. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Global 100	$70,713,501
Global Clean Energy	57,299,344
Global Infrastructure	128,301,905
Global Timber & Forestry	2,826,139

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$1,668,084,759	$559,642,505	$ (238,564,329)	$321,078,176
Global Clean Energy	340,686,387	64,543,022	(25,867,512)	38,675,510
Global Infrastructure	3,055,219,195	394,313,105	(195,382,155)	198,930,950
Global Timber & Forestry	263,290,492	6,244,324	(52,701,213)	(46,456,889)

9. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements  (unaudited) (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares		Amount
Global 100
Shares sold	2,500,000	$120,277,468	8,400,000	(a)	$388,947,876
Shares redeemed	(4,900,000)	(238,677,949)	(4,800,000	)(a)	(223,511,833)

Net increase (decrease)	(2,400,000)	$(118,400,481)	3,600,000		$165,436,043

Global Clean Energy
Shares sold	11,900,000	$127,743,625	6,000,000		$56,922,819
Shares redeemed	(200,000)	(2,153,620)	(1,100,000)		(9,214,061)

Net increase	11,700,000	$125,590,005	4,900,000		$47,708,758

Global Infrastructure
Shares sold	8,700,000	$399,859,145	9,900,000		$422,092,787
Shares redeemed	(2,000,000)	(91,000,217)	(5,400,000)		(223,629,523)

Net increase	6,700,000	$308,858,928	4,500,000		$198,463,264

Global Timber & Forestry
Shares sold	60,000	$3,554,988	1,500,000		$118,633,716
Shares redeemed	(720,000)	(44,758,264)	(2,760,000)		(195,030,594)

Net decrease	(660,000)	$(41,203,276)	(1,260,000)		$(76,396,878)

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global 100 ETF and iShares Global Timber & Forestry ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations made by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares Global 100 ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

The iShares Global Timber & Forestry ETF plans to seek a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns from prior calendar years. The Fund has accrued an estimated liability for this IRS compliance fee, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	33

Board Review and Approval of Investment Advisory Contract

iShares Global 100 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Global Clean Energy ETF and iShares Global Timber & Forestry ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory Contract  (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider),objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rate, and that BFA and the Board had considered during the June 17-19, 2019 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Global Infrastructure ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory Contract  (continued)

deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c)Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had considered during the June 17-19, 2019 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Clean Energy(a)	$0.053453	$—	$0.024677	$0.078130	68%	—%	32%	100%
Global Infrastructure(a)	0.760199	—	0.026681	0.786880	97	—	3	100
Global Timber & Forestry(a)	0.572469	—	0.548159	1.120628	51	—	49	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information  (continued)

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	41

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-303-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Global Comm Services ETF | IXP | NYSE Arca

•	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca

•	iShares Global Consumer Staples ETF | KXI | NYSE Arca

•	iShares Global Energy ETF | IXC | NYSE Arca

•	iShares Global Financials ETF | IXG | NYSE Arca

•	iShares Global Healthcare ETF | IXJ | NYSE Arca

•	iShares Global Industrials ETF | EXI | NYSE Arca

•	iShares Global Materials ETF | MXI | NYSE Arca

•	iShares Global Tech ETF | IXN | NYSE Arca

•	iShares Global Utilities ETF | JXI | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® Global Comm Services ETF

Investment Objective

The iSharesGlobalComm Services ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the communication services sector, as represented by the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.56%	2.05%	1.83%	5.62%	2.05%	9.50%	72.83%
Fund Market	3.40	2.26	1.82	5.60	2.26	9.45	72.36
Index(a)	3.74	2.53	1.74	5.50	2.53	9.03	70.77
S&P Global 1200 Communication Services Sector Index™	4.36	3.14	1.86	5.56	3.14	9.68	71.81
S&P Global 1200 Communication Services 4.5/22.5/45 Capped Index™(b)	3.72	N/A	N/A	N/A	N/A	N/A	N/A

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

Index performance through June 23, 2019 reflects the performance of the S&P Global 1200 Communication Services Sector IndexTM. Index performance beginning on June 24, 2019 reflects the performance of S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM, which, effective as of June 24, 2019, replaced the S&P Global 1200 Communication Services Sector IndexTM as the underlying index of the fund.

(b)	The inception date of the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM was February 11, 2019.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,035.60	$2.34		$1,000.00	$1,022.70	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Interactive Media & Services	38.7%
Diversified Telecommunication Services	25.8
Entertainment	13.5
Media	12.1
Wireless Telecommunication Services	9.9

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	66.7%
Japan	8.0
China	7.2
United Kingdom	3.7
Canada	3.0
France	2.5
Germany	2.0
Spain	1.4
Australia	0.9
Mexico	0.8

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of September 30, 2019	iShares® Global Consumer Discretionary ETF

Investment Objective

The iSharesGlobalConsumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.72%	1.18%	9.77%	12.85%	1.18%	59.41%	234.91%
Fund Market	6.59	1.23	9.79	12.84	1.23	59.50	234.83
Index(a)	6.74	1.19	9.88	12.85	1.19	60.15	235.08
S&P Global 1200 Consumer Discretionary Sector Index™	6.44	0.91	9.82	12.82	0.91	59.71	234.05
S&P Global 1200 Consumer Discretionary (Sector) Capped Index™(b)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

Index performance through September 22, 2019 reflects the performance of the S&P Global 1200 Consumer Discretionary Sector IndexTM. Index performance beginning on September 23, 2019 reflects the performance of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM, which, effective as of September 23, 2019, replaced the S&P Global 1200 Consumer Discretionary Sector IndexTM as the underlying index of the fund.

(b)	The inception date of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM was May 20,2019.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,067.20	$ 2.38		$ 1,000.00	$ 1,022.70	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Retailing	39.6%
Consumer Durables & Apparel	21.8
Automobiles & Components	20.2
Consumer Services	18.4

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	56.3%
Japan	16.6
France	7.6
Germany	5.2
United Kingdom	4.6
Canada	1.7
Australia	1.4
Switzerland	1.3
Italy	1.1
China	1.0

(a)	Excludes money market funds.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Global Consumer Staples ETF

Investment Objective

The iSharesGlobalConsumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	7.19%	11.61%	7.01%	10.02%	11.61%	40.31%	159.83%
Fund Market	7.16	11.81	7.02	10.02	11.81	40.37	159.91
Index(a)	7.10	11.55	6.94	10.00	11.55	39.89	159.34
S&P Global 1200 Consumer Staples Sector Index™	7.11	11.56	6.95	10.00	11.56	39.91	159.35
S&P Global 1200 Consumer Staples (Sector) Capped Index™(b)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

Index performance through June 23, 2019 reflects the performance of the S&P Global 1200 Consumer Staples Sector IndexTM. Index performance beginning on June 24, 2019 reflects the performance of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM, which, effective as of June 24, 2019, replaced the S&P Global 1200 Consumer Staples Sector IndexTM as the underlying index of the fund.

(b)	The inception date of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM was May 20, 2019.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 1,071.90	$ 2.38		$ 1,000.00	$ 1,022.70	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Packaged Foods & Meats	22.6%
Household Products	16.2
Soft Drinks	10.5
Personal Products	10.4
Hypermarkets & Super Centers	9.8
Tobacco	9.7
Food Retail	6.2
Brewers	6.0
Distillers & Vintners	5.5
Drug Retail	1.2
Food Distributors	1.2
Agricultural Products	0.7

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)

United States	51.4%
United Kingdom	11.2
Switzerland	9.6
Japan	7.3
France	5.1
Netherlands	4.6
Belgium	2.3
Canada	1.8
Australia	1.6
Mexico	1.0

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of September 30, 2019	iShares® Global Energy ETF

Investment Objective

The iSharesGlobal Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(7.23)%	(15.76)%	(3.89)%	1.77%	(15.76)%	(18.00)%	19.18%
Fund Market	(7.23)	(15.74)	(3.87)	1.74	(15.74)	(17.91)	18.79
Index	(7.39)	(16.03)	(4.08)	1.71	(16.03)	(18.81)	18.43

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 927.70	$ 2.22		$ 1,000.00	$ 1,022.70	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Integrated Oil & Gas	60.4%
Oil & Gas Exploration & Production	15.4
Oil & Gas Storage & Transportation	11.5
Oil & Gas Refining & Marketing	7.6
Oil & Gas Equipment & Services	4.7
Other (each representing less than 1%)	0.4

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	51.8%
United Kingdom	16.9
Canada	11.7
France	6.1
Brazil	2.4
Australia	2.3
Italy	2.0
China	1.9
Japan	1.2
Spain	1.1

(a)	Excludes money market funds.

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Global Financials ETF

Investment Objective

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.61%	(0.42)%	5.24%	5.68%	(0.42)%	29.11%	73.67%
Fund Market	5.95	(0.06)	5.31	5.67	(0.06)	29.53	73.64
Index	5.69	(0.41)	5.28	5.75	(0.41)	29.33	74.88

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,056.10	$ 2.36		$ 1,000.00	$ 1,022.70	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	51.5%
Insurance	22.5
Capital Markets	15.8
Diversified Financial Services	7.4
Consumer Finance	2.6
Other (each representing less than 1%)	0.2

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	48.5%
Canada	7.8
United Kingdom	6.5
Australia	5.5
Japan	4.9
China	3.9
Switzerland	3.2
Germany	3.0
Hong Kong	2.6
France	2.2

(a)	Excludes money market funds.

FUND SUMMARY	7

Fund Summary as of September 30, 2019	iShares® Global Healthcare ETF

Investment Objective

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.69%	(1.28)%	6.52%	11.85%	(1.28)%	37.12%	206.40%
Fund Market	0.74	(1.26)	6.51	11.86	(1.26)	37.05	206.80
Index	0.66	(1.33)	6.60	11.91	(1.33)	37.62	208.00

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,006.90	$ 2.31		$ 1,000.00	$ 1,022.70	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	44.9%
Health Care Equipment & Supplies	22.4
Health Care Providers & Services	13.4
Biotechnology	12.9
Life Sciences Tools & Services	5.8
Health Care Technology	0.6

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	68.1%
Switzerland	10.4
Japan	5.8
United Kingdom	5.0
Germany	2.5
Denmark	2.3
France	2.2
Australia	1.9
Netherlands	0.8
Belgium	0.3

(a)	Excludes money market funds.

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Global Industrials ETF

Investment Objective

The iSharesGlobal Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.96%	(0.53)%	7.33%	9.89%	(0.53)%	42.43%	156.70%
Fund Market	3.99	(0.67)	7.35	9.87	(0.67)	42.60	156.22
Index	4.03	(0.41)	7.32	9.84	(0.41)	42.38	155.68

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,039.60	$ 2.35		$ 1,000.00	$ 1,022.70	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Capital Goods	67.4%
Transportation	21.1
Commercial & Professional Services	11.5

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	52.7%
Japan	15.4
France	7.8
United Kingdom	5.5
Germany	3.4
Canada	3.1
Sweden	2.9
Switzerland	2.3
Australia	1.5
Denmark	1.1

(a)  Excludes money market funds.

FUND SUMMARY	9

Fund Summary as of September 30, 2019	iShares® Global Materials ETF

Investment Objective

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.36%	(3.23)%	3.47%	3.52%	(3.23)%	18.59%	41.37%
Fund Market	0.41	(3.07)	3.53	3.51	(3.07)	18.92	41.25
Index	0.38	(3.10)	3.57	3.72	(3.10)	19.16	44.06

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,003.60	$ 2.30		$ 1,000.00	$ 1,022.70	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Chemicals	53.6%
Metals & Mining	31.6
Construction Materials	6.2
Containers & Packaging	6.1
Paper & Forest Products	2.5

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	30.3%
Australia	10.2
United Kingdom	9.2
Japan	8.0
Ireland	7.6
Canada	7.4
Germany	5.8
Switzerland	3.8
France	3.7
Netherlands	2.8

(a)	Excludes money market funds.

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Global Tech ETF

Investment Objective

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	8.69%	6.60%	16.31%	14.61%	6.60%	112.85%	291.00%
Fund Market	8.82	6.73	16.33	14.63	6.73	113.08	291.86
Index	8.76	6.66	16.44	14.87	6.66	114.02	299.88

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,086.90	$ 2.40		$ 1,000.00	$ 1,022.70	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	27.1%
IT Services	22.5
Technology Hardware, Storage & Peripherals	20.1
Semiconductors & Semiconductor Equipment	20.1
Electronic Equipment, Instruments & Components	5.5
Communications Equipment	4.7

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	79.5%
Japan	4.5
South Korea	4.0
Taiwan	3.3
Germany	2.5
Netherlands	1.8
Canada	1.2
France	0.8
Sweden	0.5
Spain	0.5

(a)	Excludes money market funds.

FUND SUMMARY	11

Fund Summary as of September 30, 2019	iShares® Global Utilities ETF

Investment Objective

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	9.92%	22.17%	7.93%	6.25%	22.17%	46.45%	83.43%
Fund Market	9.95	22.36	7.93	6.22	22.36	46.47	82.90
Index	9.70	21.79	7.61	5.96	21.79	44.28	78.45

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,099.20	$ 2.41		$ 1,000.00	$ 1,022.70	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	58.4%
Multi-Utilities	31.7
Gas Utilities	5.9
Water Utilities	2.5
Independent Power and Renewable Electricity Producers	1.5

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	62.5%
Spain	6.4
Italy	5.5
United Kingdom	5.4
France	4.0
Canada	3.1
Japan	3.0
Germany	2.8
Hong Kong	2.6
Australia	1.3

(a)	Excludes money market funds.

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
Telstra Corp. Ltd.	999,833	$2,366,924

Belgium — 0.2%
Proximus SADP	14,996	445,500

Canada — 3.0%
BCE Inc.	72,630	3,515,204
Rogers Communications Inc., Class B, NVS	30,270	1,475,320
Shaw Communications Inc., Class B, NVS	39,169	770,067
TELUS Corp.	50,467	1,797,220

		7,557,811

China — 7.1%
China Mobile Ltd.	455,500	3,768,040
Tencent Holdings Ltd.	343,200	14,455,780

		18,223,820

Finland — 0.3%
Elisa OYJ	13,525	697,436

France — 2.5%
Orange SA	154,222	2,420,272
Publicis Groupe SA	18,408	905,486
SES SA	33,690	614,290
Ubisoft Entertainment SA(a)	6,520	471,552
Vivendi SA	70,244	1,928,284

		6,339,884

Germany — 2.0%
Deutsche Telekom AG, Registered	265,996	4,464,088
ProSiebenSat.1 Media SE	19,823	273,163
United Internet AG, Registered(b)	11,919	425,297

		5,162,548

Italy — 0.2%
Telecom Italia SpA/Milano(a)	957,257	546,325

Japan — 8.0%
Dentsu Inc.	20,800	732,306
KDDI Corp.	131,600	3,439,926
Nintendo Co. Ltd.	9,800	3,628,925
Nippon Telegraph & Telephone Corp.	99,600	4,751,678
NTT DOCOMO Inc.	100,700	2,565,136
SoftBank Group Corp.	135,100	5,300,245

		20,418,216

Mexico — 0.8%
America Movil SAB de CV, Series L, NVS	1,995,718	1,479,807
Grupo Televisa SAB, CPO	219,767	429,984

		1,909,791

Netherlands — 0.4%
Koninklijke KPN NV	310,115	967,268

Norway — 0.4%
Telenor ASA	56,317	1,131,491

Singapore — 0.6%
Singapore Telecommunications Ltd.	696,250	1,560,760

Spain — 1.4%
Cellnex Telecom SA(c)	18,615	769,145
Telefonica SA	376,694	2,875,113

		3,644,258

Security	Shares	Value

Sweden — 0.7%
Tele2 AB, Class B	45,334	$675,481
Telia Co. AB	219,664	984,586

		1,660,067

Switzerland — 0.4%
Swisscom AG, Registered	2,210	1,091,093

Taiwan — 0.5%
Chunghwa Telecom Co. Ltd., ADR(d)	33,018	1,178,412

United Kingdom — 3.7%
BT Group PLC	710,778	1,564,167
Informa PLC	107,252	1,126,059
ITV PLC	317,763	492,998
Pearson PLC	64,343	585,159
Vodafone Group PLC	2,189,057	4,370,070
WPP PLC	104,015	1,304,849

		9,443,302

United States — 66.5%
Activision Blizzard Inc.	63,292	3,349,413
Alphabet Inc., Class A(a)	20,874	25,490,076
Alphabet Inc., Class C, NVS(a)	21,059	25,670,921
AT&T Inc.	506,159	19,153,057
CBS Corp., Class B, NVS	25,270	1,020,150
CenturyLink Inc.	76,936	960,161
Charter Communications Inc., Class A(a)	13,259	5,464,299
Comcast Corp., Class A	252,562	11,385,495
Discovery Inc., Class A(a)(d)	12,911	343,820
Discovery Inc., Class C, NVS(a)	26,598	654,843
DISH Network Corp., Class A(a)	19,544	665,864
Electronic Arts Inc.(a)	24,610	2,407,350
Facebook Inc., Class A(a)	167,569	29,840,687
Fox Corp., Class A, NVS	27,882	879,259
Fox Corp., Class B(a)	13,017	410,556
Interpublic Group of Companies Inc. (The)	30,773	663,466
Netflix Inc.(a)	35,879	9,601,938
News Corp., Class A, NVS	29,923	416,528
News Corp., Class B	9,169	131,071
Omnicom Group Inc.	17,690	1,385,127
Take-Two Interactive Software Inc.(a)	9,511	1,192,109
T-Mobile U.S. Inc.(a)	25,455	2,005,090
TripAdvisor Inc.(a)	10,165	393,182
Twitter Inc.(a)	64,744	2,667,453
Verizon Communications Inc.	194,006	11,710,202
Viacom Inc., Class B, NVS	27,072	650,540
Walt Disney Co. (The)	86,209	11,234,757

		169,747,414

Total Common Stocks — 99.6% (Cost: $258,783,222)		254,092,320

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	562,497	307,598

Total Preferred Stocks — 0.1% (Cost: $542,994)		307,598

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(e)(f)(g)	894,633	$895,080
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(e)(f)	92,000	92,000

		987,080

Total Short-Term Investments — 0.4% (Cost: $987,025)		987,080

Total Investments in Securities — 100.1% (Cost: $260,313,241)		255,386,998

Other Assets, Less Liabilities — (0.1)%		(294,649)

Net Assets — 100.0%		$255,092,349

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	942,123	(47,490)	894,633	$895,080	$2,590	(b)	$(18)		$55
BlackRock Cash Funds: Treasury, SLAgency Shares	206,818	(114,818)	92,000	92,000	3,475		—		—

				$987,080	$6,065		$(18)		$55

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$254,092,320	$—	$—	$254,092,320
Preferred Stocks	307,598	—	—	307,598
Money Market Funds	987,080	—	—	987,080

	$255,386,998	$—	$—	$255,386,998

See notes to financial statements.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Aristocrat Leisure Ltd.	37,689	$777,832
Tabcorp Holdings Ltd.	121,716	398,143
Wesfarmers Ltd.	67,556	1,813,412

		2,989,387

Brazil — 0.1%
Kroton Educacional SA, ADR	95,893	261,788

Canada — 1.7%
Canadian Tire Corp. Ltd., Class A, NVS	3,627	407,271
Dollarama Inc.	17,032	610,142
Gildan Activewear Inc.	11,909	422,931
Magna International Inc.	17,361	926,007
Restaurant Brands International Inc.	17,038	1,212,220

		3,578,571

China — 1.0%
Meituan Dianping, Class B(a)	205,100	2,095,634

Denmark — 0.1%
Pandora A/S	5,689	228,356

Finland — 0.1%
Nokian Renkaat OYJ	8,233	232,289

France — 7.5%
Accor SA	10,255	427,635
Cie. Generale des Etablissements Michelin SCA	10,401	1,161,131
EssilorLuxottica SA	16,693	2,406,779
Hermes International	2,019	1,395,506
Kering SA	4,273	2,178,046
LVMH Moet Hennessy Louis Vuitton SE	15,524	6,171,432
Peugeot SA	33,098	825,589
Renault SA	12,436	713,950
Sodexo SA	4,873	547,192
Valeo SA	14,018	454,652

		16,281,912

Germany — 4.0%
adidas AG	10,612	3,304,742
Bayerische Motoren Werke AG	19,150	1,348,467
Continental AG	6,407	822,124
Daimler AG, Registered	51,719	2,572,240
TUI AG	24,936	290,631
Volkswagen AG	1,846	317,373

		8,655,577

Hong Kong — 0.8%
Galaxy Entertainment Group Ltd.	156,000	970,100
Sands China Ltd.	152,400	690,129

		1,660,229

Ireland — 0.2%
Flutter Entertainment PLC(a)	4,431	414,279

Italy —1.1%
Ferrari NV	7,388	1,140,100
Fiat Chrysler Automobiles NV	64,325	832,549
Moncler SpA	10,645	379,489

		2,352,138

Japan — 16.6%
Aisin Seiki Co. Ltd.	10,400	326,699
Bandai Namco Holdings Inc.	12,900	803,303
Bridgestone Corp.	39,000	1,509,840

Security	Shares	Value

Japan (continued)
Denso Corp.	30,200	$1,327,040
Fast Retailing Co. Ltd.	3,700	2,198,260
Honda Motor Co. Ltd.	104,343	2,701,863
Isuzu Motors Ltd.	36,400	400,964
Koito Manufacturing Co. Ltd.	7,700	376,183
Mazda Motor Corp.	34,900	309,846
Nikon Corp.	22,900	285,628
Nissan Motor Co. Ltd.	136,600	852,020
Nitori Holdings Co. Ltd.	4,900	716,808
Oriental Land Co. Ltd./Japan	12,800	1,947,092
Pan Pacific International Holdings Corp.	34,500	576,197
Panasonic Corp.	132,500	1,073,486
Rakuten Inc.	46,800	461,180
Ryohin Keikaku Co. Ltd.	15,000	280,083
Sekisui House Ltd.	35,200	692,112
Shimano Inc.	5,000	753,181
Sony Corp.	73,000	4,287,125
Subaru Corp.	36,388	1,023,544
Sumitomo Electric Industries Ltd.	46,900	594,956
Suzuki Motor Corp.	26,500	1,124,733
Toyota Industries Corp.	12,800	734,305
Toyota Motor Corp.	150,500	10,048,651
Yamaha Motor Co. Ltd.	18,513	335,401

		35,740,500

South Korea — 0.2%
Hyundai Motor Co., GDR	7,549	422,842

Spain — 0.9%
Industria de Diseno Textil SA	61,511	1,904,484

Sweden — 0.6%
Electrolux AB, Series B	15,224	361,394
Hennes & Mauritz AB, Class B	44,516	864,047

		1,225,441

Switzerland — 1.3%
Cie. Financiere Richemont SA, Registered	30,046	2,206,256
Swatch Group AG (The), Bearer	2,003	532,111
Swatch Group AG (The), Registered	2,477	124,577

		2,862,944

United Kingdom — 4.6%
Aptiv PLC	14,991	1,310,513
Barratt Developments PLC	59,148	472,314
Berkeley Group Holdings PLC	7,782	400,756
Burberry Group PLC	24,066	644,733
Capri Holdings Ltd.(a)	8,686	288,028
Carnival PLC	10,642	441,946
Compass Group PLC	92,140	2,376,478
GVC Holdings PLC	32,599	298,637
InterContinental Hotels Group PLC	11,449	716,011
Kingfisher PLC	122,071	311,085
Marks & Spencer Group PLC	109,848	249,682
Next PLC	7,697	586,743
Ocado Group PLC(a)	33,858	551,789
Persimmon PLC	18,414	492,407
Taylor Wimpey PLC	190,741	379,606
Whitbread PLC	7,661	405,381

		9,926,109

United States — 56.1%
Advance Auto Parts Inc.	4,076	674,170
Amazon.com Inc.(a)	11,895	20,648,649

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
AutoZone Inc.(a)	1,407	$1,526,060
Best Buy Co. Inc.	13,253	914,325
Booking Holdings Inc.(a)	2,445	4,798,581
BorgWarner Inc.	12,145	445,479
CarMax Inc.(a)(b)	9,477	833,976
Carnival Corp.	22,974	1,004,194
Chipotle Mexican Grill Inc.(a)	1,451	1,219,522
Darden Restaurants Inc.	6,924	818,555
Dollar General Corp.	14,713	2,338,484
Dollar Tree Inc.(a)	13,586	1,550,978
DR Horton Inc.	19,098	1,006,656
eBay Inc.	44,990	1,753,710
Expedia Group Inc.(b)	8,078	1,085,764
Ford Motor Co.	224,985	2,060,863
Gap Inc. (The)	11,987	208,094
Garmin Ltd.	8,433	714,191
General Motors Co.	72,501	2,717,338
Genuine Parts Co.	8,438	840,340
H&R Block Inc.	11,085	261,828
Hanesbrands Inc.	20,525	314,443
Harley-Davidson Inc.	9,557	343,765
Hasbro Inc.	6,775	804,125
Hilton Worldwide Holdings Inc.	16,500	1,536,315
Home Depot Inc. (The)	62,764	14,562,503
Kohl’s Corp.	9,088	451,310
L Brands Inc.	13,254	259,646
Leggett & Platt Inc.	7,423	303,898
Lennar Corp., Class A	16,141	901,475
LKQ Corp.(a)	17,748	558,175
Lowe’s Companies Inc.	44,197	4,859,902
Macy’s Inc.	17,680	274,747
Marriott International Inc./MD, Class A	15,748	1,958,579
McDonald’s Corp.	43,609	9,363,288
MGM Resorts International	30,034	832,543
Mohawk Industries Inc.(a)	3,417	423,947
Newell Brands Inc.	21,624	404,801
NIKE Inc., Class B	71,742	6,738,009
Nordstrom Inc.	5,948	200,269
Norwegian Cruise Line Holdings Ltd.(a)	12,384	641,120
NVR Inc.(a)	179	665,406
O’Reilly Automotive Inc.(a)	4,365	1,739,496
PulteGroup Inc.	14,444	527,928
PVH Corp.	4,287	378,242
Ralph Lauren Corp.	2,992	285,646
Ross Stores Inc.	20,892	2,294,986
Royal Caribbean Cruises Ltd.	9,868	1,069,000
Starbucks Corp.	68,585	6,064,286
Tapestry Inc.	16,488	429,512
Target Corp.	29,224	3,124,338
Tiffany & Co.	6,299	583,476
TJX Companies Inc. (The)	69,003	3,846,227

Security	Shares	Value

United States (continued)
Tractor Supply Co.	6,810	$615,896
Ulta Salon Cosmetics & Fragrance Inc.(a)	3,395	850,957
Under Armour Inc., Class A(a)(b)	11,047	220,277
Under Armour Inc., Class C, NVS(a)(b)	10,777	195,387
VF Corp.	18,713	1,665,270
Whirlpool Corp.	3,592	568,829
Wynn Resorts Ltd.	5,687	618,291
Yum! Brands Inc.	17,367	1,969,939

		120,868,006

Total Common Stocks — 98.3% (Cost: $218,639,832)		211,700,486

Preferred Stocks

Germany — 1.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,883	160,138
Porsche Automobil Holding SE, Preference Shares, NVS	9,217	599,888
Volkswagen AG, Preference Shares, NVS	10,634	1,809,232

		2,569,258

South Korea — 0.2%
Hyundai Motor Co., Preference Shares, GDR(b)(c)	15,717	499,801

Total Preferred Stocks — 1.4% (Cost: $4,307,546)		3,069,059

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(d)(e)(f)	2,160,630	2,161,711
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(d)(e)	119,000	119,000

		2,280,711

Total Short-Term Investments — 1.0% (Cost: $2,280,595)		2,280,711

Total Investments in Securities — 100.7% (Cost: $225,227,973)		217,050,256

Other Assets, Less Liabilities — (0.7)%		(1,560,911)

Net Assets — 100.0%		$215,489,345

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Consumer Discretionary ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	2,140,835	19,795	2,160,630	$2,161,711	$10,646	(b)	$(158)	$85
BlackRock Cash Funds: Treasury, SLAgency Shares	202,980	(83,980)	119,000	119,000	2,908		—	—

				$2,280,711	$13,554		$(158)	$85

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$211,277,644	$422,842	$—	$211,700,486
Preferred Stocks	3,069,059	—	—	3,069,059
Money Market Funds	2,280,711	—	—	2,280,711

	$216,627,414	$422,842	$—	$217,050,256

See notes to financial statements.

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Coles Group Ltd.	297,736	$3,092,443
Treasury Wine Estates Ltd.	185,073	2,317,953
Woolworths Group Ltd.	332,993	8,372,606

		13,783,002

Belgium — 2.3%
Anheuser-Busch InBev SA/NV	209,322	19,949,490

Brazil — 0.8%
Ambev SA, ADR	1,117,282	5,161,843
BRF SA, ADR(a)	182,340	1,670,234

		6,832,077

Canada — 1.8%
Alimentation Couche-Tard Inc., Class B	215,514	6,608,662
George Weston Ltd.	18,697	1,573,994
Loblaw Companies Ltd.	45,248	2,578,862
Metro Inc.	65,329	2,878,127
Saputo Inc.	60,934	1,874,043

		15,513,688

Denmark — 0.5%
Carlsberg A/S, Class B	26,826	3,965,997

France — 5.1%
Carrefour SA	140,536	2,460,590
Danone SA	160,746	14,163,323
L’Oreal SA	60,880	17,050,804
Pernod Ricard SA	53,878	9,597,755

		43,272,472

Germany — 0.4%
Beiersdorf AG	25,358	2,991,220

Ireland — 0.5%
Kerry Group PLC, Class A	37,861	4,428,921

Japan — 7.2%
Aeon Co. Ltd.	213,817	3,918,247
Ajinomoto Co. Inc.	139,000	2,623,734
Asahi Group Holdings Ltd.	116,598	5,771,911
FamilyMart Co. Ltd.	62,800	1,529,978
Japan Tobacco Inc.	287,200	6,287,441
Kao Corp.	120,100	8,872,343
Kikkoman Corp.	48,300	2,306,065
Kirin Holdings Co. Ltd.	230,796	4,886,063
MEIJI Holdings Co. Ltd.	37,700	2,748,795
Nissin Foods Holdings Co. Ltd.	22,500	1,623,872
Seven & i Holdings Co. Ltd.	198,837	7,602,077
Shiseido Co. Ltd.	98,500	7,864,506
Unicharm Corp.	111,900	3,541,041
Yakult Honsha Co. Ltd.	41,820	2,337,199

		61,913,272

Mexico — 1.0%
Fomento Economico Mexicano SAB de CV	483,679	4,435,276
Wal-Mart de Mexico SAB de CV	1,303,700	3,861,445

		8,296,721

Netherlands — 4.6%
Heineken Holding NV	26,047	2,594,014
Heineken NV	59,293	6,409,823
Koninklijke Ahold Delhaize NV	291,828	7,303,153

Security	Shares	Value

Netherlands (continued)
Unilever NV	379,946	$22,844,072

		39,151,062

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)(b)	184,431	1,512,576

Norway — 0.5%
Mowi ASA	114,108	2,636,077
Orkla ASA	214,055	1,949,735

		4,585,812

Sweden — 0.7%
Essity AB, Class B	152,471	4,455,274
Swedish Match AB	43,656	1,807,576

		6,262,850

Switzerland — 9.5%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	253	1,869,939
Chocoladefabriken Lindt & Spruengli AG, Registered	30	2,485,083
Nestle SA, Registered	712,297	77,347,961

		81,702,983

United Kingdom — 11.1%
Associated British Foods PLC	89,667	2,544,737
British American Tobacco PLC	564,016	20,903,227
Diageo PLC	586,169	24,075,452
Imperial Brands PLC	239,177	5,388,395
J Sainsbury PLC	425,703	1,153,057
Reckitt Benckiser Group PLC	181,785	14,211,421
Tate & Lyle PLC	115,883	1,051,027
Tesco PLC	2,399,562	7,126,320
Unilever PLC	288,458	17,382,320
Wm Morrison Supermarkets PLC	596,934	1,473,410

		95,309,366

United States — 51.2%
Altria Group Inc.	460,904	18,850,974
Archer-Daniels-Midland Co.	137,517	5,647,823
Brown-Forman Corp., Class B, NVS(b)	45,082	2,830,248
Campbell Soup Co.	42,241	1,981,948
Church & Dwight Co. Inc.	60,915	4,583,245
Clorox Co. (The)	31,491	4,782,538
Coca-Cola Co. (The)	751,685	40,921,731
Colgate-Palmolive Co.	213,428	15,689,092
Conagra Brands Inc.	119,551	3,667,825
Constellation Brands Inc., Class A	41,080	8,515,062
Costco Wholesale Corp.	107,858	31,074,968
Coty Inc., Class A	73,214	769,479
Estee Lauder Companies Inc. (The), Class A	54,351	10,813,131
General Mills Inc.	148,449	8,182,509
Hershey Co. (The)	36,526	5,661,165
Hormel Foods Corp.	69,438	3,036,524
JM Smucker Co. (The)	28,212	3,103,884
Kellogg Co.	61,612	3,964,732
Kimberly-Clark Corp.	85,014	12,076,239
Kraft Heinz Co. (The)	152,450	4,258,691
Kroger Co. (The)	195,705	5,045,275
Lamb Weston Holdings Inc	36,190	2,631,737
McCormick & Co. Inc./MD, NVS	30,225	4,724,168
Molson Coors Brewing Co., Class B	46,089	2,650,118
Mondelez International Inc., Class A	355,695	19,677,047
Monster Beverage Corp.(a)	95,148	5,524,293
PepsiCo Inc.	281,282	38,563,762

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Philip Morris International Inc.	383,030	$29,083,468
Procter & Gamble Co. (The)	597,846	74,360,085
Sysco Corp.	125,695	9,980,183
Tyson Foods Inc., Class A	72,091	6,209,919
Walgreens Boots Alliance Inc.	186,450	10,312,549
Walmart Inc.	330,621	39,238,100

		438,412,512

Total Common Stocks — 99.0% (Cost: $770,384,655)		847,884,021

Preferred Stocks

Germany — 0.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	45,066	4,461,090

Total Preferred Stocks — 0.5% (Cost: $5,161,947)		4,461,090

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(c)(d)(e)	3,792,018	3,793,914

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(c)(d)	829,000	$829,000

		4,622,914

Total Short-Term Investments — 0.5% (Cost: $4,622,914)		4,622,914

Total Investments in Securities — 100.0% (Cost: $780,169,516)		856,968,025

Other Assets, Less Liabilities — (0.0)%		(31,958)

Net Assets — 100.0%		$856,936,067

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	1,172,087	2,619,931	3,792,018	$3,793,914	$27,193	(b)	$212		$—
BlackRock Cash Funds: Treasury, SLAgency Shares	948,581	(119,581)	829,000	829,000	9,975		—		—

				$4,622,914	$37,168		$212		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Consumer Staples Index	50	12/20/19	$3,091	$31,055
Euro STOXX 50 Index	17	12/20/19	659	5,462
FTSE 100 Index	6	12/20/19	546	6,800

				$43,317

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Consumer Staples ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$43,317

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(28)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$43,317

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,431,928

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$847,884,021	$—	$—	$847,884,021
Preferred Stocks	4,461,090	—	—	4,461,090
Money Market Funds	4,622,914	—	—	4,622,914

	$856,968,025	$—	$—	$856,968,025

Derivative financial instruments(a)
Assets
Futures Contracts	$43,317	$—	$—	$43,317

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Caltex Australia Ltd.	105,939	$1,880,578
Oil Search Ltd.	523,941	2,586,682
Origin Energy Ltd.	695,694	3,739,609
Santos Ltd.	689,731	3,595,911
Woodside Petroleum Ltd.	368,505	8,047,665

		19,850,445

Austria — 0.4%
OMV AG	57,989	3,112,933

Brazil — 1.1%
Petroleo Brasileiro SA, ADR	533,012	7,712,683
Ultrapar Participacoes SA, ADR(a)	309,944	1,385,450

		9,098,133

Canada — 11.6%
Cameco Corp.	154,465	1,467,651
Canadian Natural Resources Ltd.	468,793	12,481,083
Cenovus Energy Inc.	402,834	3,781,893
Enbridge Inc.	798,858	28,056,569
Encana Corp.(a)	523,487	2,399,974
Imperial Oil Ltd.	95,053	2,476,834
Inter Pipeline Ltd.	162,967	2,861,770
Pembina Pipeline Corp.	202,631	7,516,018
Suncor Energy Inc.	615,658	19,432,287
TC Energy Corp.	367,250	19,028,210

		99,502,289

China — 1.8%
China Petroleum & Chemical Corp., Class H	10,306,400	6,126,467
CNOOC Ltd.	6,363,000	9,707,564

		15,834,031

Colombia — 0.2%
Ecopetrol SA, ADR(a)	103,415	1,761,157

Finland — 0.7%
Neste OYJ	169,361	5,607,436

France — 6.1%
TOTAL SA	996,460	52,019,418

Italy — 2.0%
Eni SpA	1,002,017	15,330,725
Tenaris SA	186,627	1,980,487

		17,311,212

Japan — 1.2%
Inpex Corp.	425,600	3,902,958
JXTG Holdings Inc.	1,323,220	6,028,716

		9,931,674

Norway — 1.0%
Equinor ASA	439,433	8,369,392

Portugal — 0.3%
Galp Energia SGPS SA	183,507	2,765,820

Spain — 1.1%
Repsol SA	581,346	9,088,453

United Kingdom — 16.8%
BP PLC	7,971,584	50,668,991
Royal Dutch Shell PLC, Class A	1,689,527	49,634,961

Security	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class B	1,474,565	$43,537,855

		143,841,807

United States — 51.6%
Apache Corp.	148,820	3,809,792
Baker Hughes a GE Co.	255,812	5,934,838
Cabot Oil & Gas Corp.	165,067	2,900,227
Chevron Corp. .	747,886	88,699,280
Cimarex Energy Co.	40,215	1,927,907
Concho Resources Inc.(a)	79,236	5,380,124
ConocoPhillips	436,399	24,866,015
Devon Energy Corp.	159,955	3,848,517
Diamondback Energy Inc.	64,060	5,759,635
EOG Resources Inc.	228,859	16,985,915
Exxon Mobil Corp.	1,667,762	117,760,675
Halliburton Co.	346,651	6,534,371
Helmerich & Payne Inc.	43,484	1,742,404
Hess Corp.	101,686	6,149,969
HollyFrontier Corp.	59,576	3,195,657
Kinder Morgan Inc./DE	765,319	15,773,225
Marathon Oil Corp.	319,165	3,916,155
Marathon Petroleum Corp.	259,535	15,766,751
National Oilwell Varco Inc.(a)	152,246	3,227,615
Noble Energy Inc.	188,362	4,230,610
Occidental Petroleum Corp	353,065	15,700,801
ONEOK Inc.	162,341	11,962,908
Phillips 66	176,954	18,120,090
Pioneer Natural Resources Co	65,877	8,285,350
Schlumberger Ltd.	544,437	18,603,412
TechnipFMC PLC	164,607	3,973,613
Valero Energy Corp.	163,399	13,928,131
Williams Companies Inc. (The)	478,363	11,509,414

		440,493,401

Total Common Stocks — 98.2% (Cost: $1,119,691,145)		838,587,601

Preferred Stocks

Brazil — 1.4%
Petroleo Brasileiro SA, Preference Shares, ADR	883,822	11,613,421

Total Preferred Stocks — 1.4% (Cost: $21,020,030)		11,613,421

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(b)(c)(d)	4,423,224	4,425,436
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(b)(c)	863,000	863,000

		5,288,436

Total Short-Term Investments — 0.6% (Cost: $5,288,340)		5,288,436

Total Investments in Securities — 100.2% (Cost: $1,145,999,515)		855,489,458

Other Assets, Less Liabilities — (0.2)%		(1,619,150)

Net Assets — 100.0%		$853,870,308

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Energy ETF

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	1,519,205	2,904,019	4,423,224	$4,425,436	$8,888	(b)	$308	$95
BlackRock Cash Funds: Treasury, SLAgency Shares	1,270,141	(407,141)	863,000	863,000	13,186		—	—

				$5,288,436	$22,074		$308	$95

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Energy Index	43	12/20/19	$2,561	$(147,469)
FTSE 100 Index	9	12/20/19	819	9,677

				$(137,792)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$9,677

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$147,469

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$252,925

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(137,792)

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Energy ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,126,511

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$838,587,601	$—	$—	$838,587,601
Preferred Stocks	11,613,421	—	—	11,613,421
Money Market Funds	5,288,436	—	—	5,288,436

	$855,489,458	$—	$—	$855,489,458

Derivative financial instruments(a)
Assets
Futures Contracts	$9,677	$—	$—	$9,677
Liabilities
Futures Contracts	(147,469)	—	—	(147,469)

	$(137,792)	$—	$—	$(137,792)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.5%
AMP Ltd.	121,270	$149,268
ASX Ltd.	8,532	466,510
Australia & New Zealand Banking Group Ltd.	113,189	2,177,225
Commonwealth Bank of Australia	69,374	3,781,978
Insurance Australia Group Ltd.	91,076	485,267
Macquarie Group Ltd.	12,464	1,101,903
Medibank Pvt Ltd.	112,012	256,858
National Australia Bank Ltd.	113,078	2,265,084
QBE Insurance Group Ltd.	54,413	460,937
Suncorp Group Ltd.(a)	53,217	489,925
Westpac Banking Corp.	134,737	2,693,486

		14,328,441

Austria — 0.2%
Erste Group Bank AG	12,546	414,980

Belgium — 0.6%
Ageas	8,337	462,448
Groupe Bruxelles Lambert SA	3,936	378,039
KBC Group NV	13,200	857,970

		1,698,457

Brazil — 0.3%
Banco do Brasil SA, ADR(b)	61,908	679,131

Canada — 7.8%
Bank of Montreal	24,859	1,832,131
Bank of Nova Scotia (The)	48,135	2,735,769
Brookfield Asset Management Inc., Class A	36,326	1,930,162
Canadian Imperial Bank of Commerce	17,878	1,476,015
Manulife Financial Corp.	76,014	1,395,121
National Bank of Canada	14,350	714,465
Power Corp. of Canada	13,366	308,105
Royal Bank of Canada	56,616	4,595,560
Sun Life Financial Inc.	22,796	1,019,966
Toronto-Dominion Bank (The)	74,429	4,342,629

		20,349,923

Chile — 0.2%
Banco de Chile, ADR	8,782	246,774
Banco Santander Chile, ADR	7,647	214,116

		460,890

China — 3.9%
Bank of China Ltd., Class H	2,874,000	1,129,158
China Construction Bank Corp., Class H	3,889,720	2,967,131
China Life Insurance Co. Ltd., Class H	329,000	762,129
China Merchants Bank Co. Ltd., Class H	164,000	780,315
Industrial & Commercial Bank of China Ltd., Class H	3,034,000	2,031,852
Ping An Insurance Group Co. of China Ltd., Class H	213,500	2,452,442

		10,123,027

Colombia — 0.1%
Bancolombia SA, ADR	5,004	247,448

Denmark — 0.1%
Danske Bank A/S	27,190	378,676

Finland — 0.6%
Nordea Bank Abp	120,747	857,325
Nordea Bank Abp, New	2,313	16,396
Sampo OYJ, Class A	19,796	787,296

		1,661,017

Security	Shares	Value

France — 2.2%
AXA SA	76,097	$1,943,775
BNP Paribas SA	44,690	2,176,368
Credit Agricole SA	47,028	571,147
SCOR SE	6,151	254,084
Societe Generale SA	30,750	842,784

		5,788,158

Germany — 3.0%
Allianz SE, Registered	16,893	3,938,421
Commerzbank AG	39,360	228,368
Deutsche Bank AG, Registered	80,374	602,063
Deutsche Boerse AG	7,799	1,219,254
Hannover Rueck SE	2,506	423,739
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,518	1,428,133

		7,839,978

Hong Kong — 2.5%
AIA Group Ltd.	475,600	4,492,459
Hang Seng Bank Ltd.	32,800	707,095
Hong Kong Exchanges & Clearing Ltd.	50,700	1,487,486

		6,687,040

Ireland — 0.0%
Bank of Ireland Group PLC	36,660	145,479
Irish Bank Resolution Corp. Ltd.(a)(c)	47,975	—

		145,479

Italy — 1.4%
Assicurazioni Generali SpA	46,494	901,228
Intesa Sanpaolo SpA	618,200	1,466,203
Mediobanca Banca di Credito Finanziario SpA	27,225	297,401
UniCredit SpA	80,934	954,695

		3,619,527

Japan — 4.9%
Dai-ichi Life Holdings Inc.	41,100	619,495
Daiwa Securities Group Inc.	65,700	292,648
Japan Exchange Group Inc.	24,600	386,726
Mitsubishi UFJ Financial Group Inc.	500,200	2,538,142
Mizuho Financial Group Inc.	943,000	1,444,930
MS&AD Insurance Group Holdings Inc.	21,100	683,322
Nomura Holdings Inc.	131,200	555,878
ORIX Corp.	50,100	746,806
Resona Holdings Inc.	82,000	351,293
Sompo Holdings Inc.	17,000	710,516
Sumitomo Mitsui Financial Group Inc.	57,400	1,962,461
Sumitomo Mitsui Trust Holdings Inc.	16,427	592,178
T&D Holdings Inc.	24,600	260,625
Tokio Marine Holdings Inc.	32,200	1,721,802
		12,866,822

Malta — 0.0%
BGP Holdings PLC(a)(c)	608,993	7

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	131,251	705,115

Netherlands — 1.1%
ABN AMRO Bank NV, CVA(d)	16,260	286,729
Aegon NV	56,170	233,740
EXOR NV	4,022	269,576
ING Groep NV	151,724	1,588,593
NN Group NV	13,288	471,393

		2,850,031

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.3%
DNB ASA	38,458	$678,288

Peru — 0.2%
Credicorp Ltd.	2,791	581,756

Singapore — 1.4%
DBS Group Holdings Ltd.	73,800	1,334,153
Oversea-Chinese Banking Corp. Ltd.	151,600	1,190,524
United Overseas Bank Ltd.	57,600	1,068,780

		3,593,457

South Korea — 0.6%
KB Financial Group Inc., ADR(b)	15,975	570,627
Shinhan Financial Group Co. Ltd., ADR(b)	25,556	894,204

		1,464,831

Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA	255,266	1,330,370
Banco de Sabadell SA	214,922	208,581
Banco Santander SA	652,865	2,659,466
CaixaBank SA	141,758	372,453

		4,570,870

Sweden — 1.2%
Industrivarden AB, Class A	5,960	134,207
Industrivarden AB, Class C	7,872	172,538
Investor AB, Class B	19,735	965,659
Kinnevik AB, Class B	9,943	261,819
Skandinaviska Enskilda Banken AB, Class A	60,762	559,160
Svenska Handelsbanken AB, Class A	57,810	541,990
Swedbank AB, Class A	35,918	517,647

		3,153,020

Switzerland — 3.2%
Baloise Holding AG, Registered	1,968	352,884
Credit Suisse Group AG, Registered	92,414	1,133,917
Julius Baer Group Ltd.	8,774	389,095
Partners Group Holding AG	738	566,776
Swiss Life Holding AG, Registered	1,435	686,595
Swiss Re AG	11,498	1,200,363
UBS Group AG, Registered	157,321	1,787,541
Zurich Insurance Group AG	5,986	2,293,188

		8,410,359

United Kingdom — 6.5%
3i Group PLC	38,624	555,211
Aviva PLC	153,504	755,327
Barclays PLC	617,871	1,145,149
Direct Line Insurance Group PLC	56,968	210,745
Hargreaves Lansdown PLC	10,824	277,306
HSBC Holdings PLC	801,469	6,168,861
Legal & General Group PLC	232,306	711,096
Lloyds Banking Group PLC	2,782,320	1,855,586
London Stock Exchange Group PLC	12,631	1,137,503
Prudential PLC	99,943	1,816,606
Royal Bank of Scotland Group PLC	174,258	445,796
RSA Insurance Group PLC	40,427	266,129
Schroders PLC	5,166	195,756
St. James’s Place PLC	21,486	259,318
Standard Chartered PLC	107,750	908,483
Standard Life Aberdeen PLC	95,776	337,315

		17,046,187

United States — 48.2%
Affiliated Managers Group Inc.	2,297	191,455

Security	Shares	Value

United States (continued)
Aflac Inc.	28,783	$1,505,927
Allstate Corp. (The)	13,120	1,425,882
American Express Co.	26,814	3,171,560
American International Group Inc.	34,194	1,904,606
Ameriprise Financial Inc.	5,248	771,981
Aon PLC	9,184	1,777,747
Arthur J Gallagher & Co.	7,300	653,861
Assurant Inc.	2,430	305,743
Bank of America Corp.	330,556	9,642,318
Bank of New York Mellon Corp. (The)	34,359	1,553,370
BB&T Corp.	29,602	1,579,859
Berkshire Hathaway Inc., Class B(a)	77,426	16,106,156
BlackRock Inc.(e)	4,727	2,106,540
Capital One Financial Corp.	18,024	1,639,823
Cboe Global Markets Inc.	4,592	527,667
Charles Schwab Corp. (The)	46,167	1,931,166
Chubb Ltd.	17,930	2,894,619
Cincinnati Financial Corp.	5,822	679,253
Citigroup Inc.	89,137	6,157,584
Citizens Financial Group Inc.	17,958	635,174
CME Group Inc.	14,274	3,016,667
Comerica Inc.	5,959	393,234
Discover Financial Services	12,956	1,050,602
E*TRADE Financial Corp.	9,768	426,764
Everest Re Group Ltd.	1,640	436,388
Fifth Third Bancorp	29,060	795,663
First Republic Bank/CA(b)	6,287	607,953
Franklin Resources Inc.	11,978	345,685
Globe Life Inc.(a)	4,103	392,903
Goldman Sachs Group Inc. (The)	12,769	2,646,120
Hartford Financial Services Group Inc. (The)	14,271	864,965
Huntington Bancshares Inc./OH	40,610	579,505
Intercontinental Exchange Inc.	22,550	2,080,688
Invesco Ltd.	15,633	264,823
JPMorgan Chase & Co.	126,165	14,848,359
KeyCorp	39,196	699,257
Lincoln National Corp.	7,626	460,000
Loews Corp.(b)	10,906	561,441
M&T Bank Corp	5,295	836,451
MarketAxess Holdings Inc.	1,478	484,045
Marsh & McLennan Companies Inc.	19,763	1,977,288
MetLife Inc.	31,408	1,481,201
Moody’s Corp.(b)	6,400	1,310,912
Morgan Stanley	50,182	2,141,266
MSCI Inc.	3,324	723,801
Nasdaq Inc.	4,840	480,854
Northern Trust Corp.	8,709	812,724
People’s United Financial Inc.	16,318	255,132
PNC Financial Services Group Inc. (The)	17,715	2,482,934
Principal Financial Group Inc.	10,168	581,000
Progressive Corp. (The)	22,955	1,773,274
Prudential Financial Inc.	15,430	1,387,928
Raymond James Financial Inc.	5,084	419,227
Regions Financial Corp.	38,868	614,892
S&P Global Inc.	9,758	2,390,515
State Street Corp.	14,760	873,644
SunTrust Banks Inc.	17,712	1,218,586
SVB Financial Group(a)(b)	2,050	428,347
Synchrony Financial	24,519	835,853
T Rowe Price Group Inc.	9,430	1,077,377

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Travelers Companies Inc. (The)	10,086	$1,499,687
U.S. Bancorp	56,582	3,131,248
Unum Group	8,283	246,171
Wells Fargo & Co.	157,934	7,966,191
Willis Towers Watson PLC	5,079	980,095
Zions Bancorp. N.A	6,806	303,003

		126,346,954

Total Common Stocks — 98.0% (Cost: $297,859,701)		256,689,869

Preferred Stocks

Brazil — 1.4%
Banco Bradesco SA, Preference Shares, ADR	211,480	1,721,447
Itau Unibanco Holding SA, Preference Shares, ADR	241,870	2,034,127

		3,755,574

Total Preferred Stocks — 1.4% (Cost: $3,910,393)		3,755,574

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(e)(f)(g)	1,753,802	1,754,679

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(e)(f)	504,000	$504,000

		2,258,679

Total Short-Term Investments — 0.9% (Cost: $2,258,343)		2,258,679

Total Investments in Securities — 100.3% (Cost: $304,028,437)		262,704,122

Other Assets, Less Liabilities — (0.3)%		(789,067)

Net Assets — 100.0%		$261,915,055

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	1,208,275	545,527	(b)	—	1,753,802	$1,754,679	$16,181	(c)	$(356)		$107
BlackRock Cash Funds: Treasury, SLAgency Shares	376,158	127,842	(b)	—	504,000	504,000	4,457		—		—
BlackRock Inc.	6,380	227		(1,880)	4,727	2,106,540	40,036		61,800		56,566

						$4,365,219	$60,674		$61,444		$56,673

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Financial Index	11	12/20/19	$949	$(6,707)
Euro STOXX 50 Index	7	12/20/19	271	2,627
Hang Seng Index	1	10/30/19	166	(1,674)

				$(5,754)

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Financials ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,627

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$8,381

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$76,189

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,754)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$462,139

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$256,689,862	$—	$7	$256,689,869
Preferred Stocks	3,755,574	—	—	3,755,574
Money Market Funds	2,258,679	—	—	2,258,679

	$262,704,115	$—	$7	$262,704,122

Derivative financial instruments(a)
Assets
Futures Contracts	$2,627	$—	$—	$2,627
Liabilities
Futures Contracts	(8,381)	—	—	(8,381)

	$(5,754)	$—	$—	$(5,754)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Cochlear Ltd.	21,952	$3,081,770
CSL Ltd.	171,429	27,019,298
Ramsay Health Care Ltd.	49,129	2,149,470
Sonic Healthcare Ltd.	171,729	3,248,824

		35,499,362

Belgium — 0.3%
Galapagos NV(a)	17,806	2,713,811
UCB SA	49,007	3,558,267

		6,272,078

Canada — 0.2%
Bausch Health Companies Inc.(a)	116,361	2,539,904
Canopy Growth Corp.(a)(b)	81,943	1,878,376

		4,418,280

Denmark — 2.3%
Coloplast A/S, Class B	44,214	5,326,171
Genmab A/S(a)	24,607	4,996,099
Novo Nordisk A/S, Class B	623,403	32,055,160

		42,377,430

France — 2.1%
Sanofi	432,226	40,081,355

Germany — 2.5%
Bayer AG, Registered	352,907	24,888,777
Fresenius Medical Care AG & Co. KGaA	80,251	5,398,110
Fresenius SE & Co. KGaA	154,093	7,206,024
Merck KGaA	49,602	5,588,764
QIAGEN NV(a)	86,522	2,833,561

		45,915,236

Japan — 5.8%
Astellas Pharma Inc.	657,875	9,365,169
Chugai Pharmaceutical Co. Ltd.	80,600	6,264,538
Daiichi Sankyo Co. Ltd.	231,300	14,561,788
Eisai Co. Ltd.	113,900	5,786,952
Hoya Corp.	146,600	11,962,668
M3 Inc.	164,800	3,967,704
Olympus Corp.	492,800	6,639,064
Ono Pharmaceutical Co. Ltd.	192,400	3,483,940
Otsuka Holdings Co. Ltd.	214,500	8,018,321
Shionogi & Co. Ltd.	115,200	6,394,493
Sysmex Corp.	61,400	4,108,673
Takeda Pharmaceutical Co. Ltd.	588,192	20,082,614
Terumo Corp.	261,100	8,407,384

		109,043,308

Netherlands — 0.8%
Koninklijke Philips NV	339,309	15,721,372

South Korea — 0.3%
Celltrion Inc.(a)	38,883	5,331,114

Spain — 0.2%
Grifols SA	111,180	3,277,476

Switzerland — 10.4%
Alcon Inc.(a)	185,166	10,807,462
Lonza Group AG, Registered	28,350	9,592,629
Novartis AG, Registered	959,696	83,289,467
Roche Holding AG, NVS	265,046	77,202,638
Roche Holding AG Bearer	9,429	2,730,878

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG, Registered	20,926	$4,868,708
Straumann Holding AG, Registered	4,132	3,380,520
Vifor Pharma AG	17,103	2,734,868

		194,607,170

United Kingdom — 5.0%
AstraZeneca PLC	495,599	44,344,846
GlaxoSmithKline PLC	1,871,059	40,225,332
Smith & Nephew PLC	334,787	8,082,009

		92,652,187

United States — 67.8%
Abbott Laboratories	667,016	55,809,229
AbbVie Inc.	558,127	42,261,376
ABIOMED Inc.(a)	17,122	3,045,833
Agilent Technologies Inc.	116,157	8,901,111
Alexion Pharmaceuticals Inc.(a)	84,972	8,322,158
Align Technology Inc.(a)(b)	27,587	4,991,040
Allergan PLC	123,688	20,815,453
AmerisourceBergen Corp.	57,099	4,700,961
Amgen Inc.	225,894	43,712,748
Anthem Inc.	95,942	23,035,674
Baxter International Inc.	190,594	16,671,257
Becton Dickinson and Co.(b)	101,960	25,791,802
Biogen Inc.(a)	69,477	16,175,635
Boston Scientific Corp.(a)	524,985	21,361,640
Bristol-Myers Squibb Co.	618,594	31,368,902
Cardinal Health Inc.	113,072	5,335,868
Celgene Corp.(a)	266,849	26,498,106
Centene Corp.(a)	157,031	6,793,161
Cerner Corp.	119,316	8,133,772
Cigna Corp.(a)(b)	141,802	21,524,126
Cooper Companies Inc. (The)	18,958	5,630,526
CVS Health Corp.	491,523	31,000,356
Danaher Corp.	239,492	34,589,829
DaVita Inc.(a)(b)	36,070	2,058,515
DENTSPLY SIRONA Inc.	83,618	4,457,676
Edwards Lifesciences Corp.(a)	78,553	17,274,590
Eli Lilly & Co.	319,282	35,705,306
Gilead Sciences Inc.	476,372	30,192,457
HCA Healthcare Inc.	101,031	12,166,153
Henry Schein Inc.(a)(b)	55,484	3,523,234
Hologic Inc.(a)	102,032	5,151,596
Humana Inc.	51,081	13,059,879
IDEXX Laboratories Inc.(a)(b)	32,761	8,908,699
Illumina Inc.(a)	55,504	16,885,427
Incyte Corp.(a)	67,464	5,007,853
Intuitive Surgical Inc.(a)(b)	43,625	23,554,446
IQVIA Holdings Inc.(a)	68,146	10,179,649
Johnson & Johnson	994,299	128,642,405
Laboratory Corp. of America Holdings(a)	37,510	6,301,680
McKesson Corp.	69,567	9,507,026
Medtronic PLC	504,714	54,822,035
Merck & Co. Inc.	963,761	81,129,401
Mettler-Toledo International Inc.(a)(b)	9,493	6,686,869
Mylan NV(a)(b)	193,413	3,825,709
Nektar Therapeutics(a)(b)	64,138	1,168,274
PerkinElmer Inc.	41,370	3,523,483
Perrigo Co. PLC	50,978	2,849,160
Pfizer Inc.	2,083,750	74,869,137
Quest Diagnostics Inc.	51,115	5,470,838

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Regeneron Pharmaceuticals Inc.(a)	29,861	$8,283,441
ResMed Inc.	54,212	7,324,583
Stryker Corp.	120,046	25,965,950
Teleflex Inc.	17,217	5,849,476
Thermo Fisher Scientific Inc.	151,357	44,085,753
UnitedHealth Group Inc.	356,407	77,454,369
Universal Health Services Inc., Class B	31,294	4,654,982
Varian Medical Systems Inc.(a)	34,406	4,097,410
Vertex Pharmaceuticals Inc.(a)(b)	96,718	16,385,964
Waters Corp.(a)(b)	25,067	5,595,706
WellCare Health Plans Inc.(a)	19,081	4,945,223
Zimmer Biomet Holdings Inc.	77,895	10,692,647
Zoetis Inc.	181,017	22,552,908

		1,271,280,472

Total Common Stocks — 99.6% (Cost: $1,690,784,477)		1,866,476,840

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(c)(d)(e)	22,709,299	22,720,653

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(c)(d)	799,000	$799,000

		23,519,653

Total Short-Term Investments — 1.2% (Cost: $23,518,672)		23,519,653

Total Investments in Securities — 100.8% (Cost: $1,714,303,149)		1,889,996,493

Other Assets, Less Liabilities — (0.8)%		(15,622,459)

Net Assets — 100.0%		$1,874,374,034

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	—	22,709,299	22,709,299	$22,720,653	$185,683	(b)	$2,047		$981
BlackRock Cash Funds: Treasury, SLAgency Shares	2,712,643	(1,913,643)	799,000	799,000	32,627		—		—

				$23,519,653	$218,310		$2,047		$981

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Health Care Index	85	12/20/19	$ 7,697	$(76,928)

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Healthcare ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$76,928

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$99,628

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(76,928)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,565,583

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,866,476,840	$—	$—	$1,866,476,840
Money Market Funds	23,519,653	—	—	23,519,653

	$1,889,996,493	$—	$—	$1,889,996,493

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(76,928)	$—	$—	$(76,928)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Aurizon Holdings Ltd.	88,318	$351,440
Brambles Ltd.	68,183	524,240
Qantas Airways Ltd.	67,180	284,997
Sydney Airport	97,895	530,183
Transurban Group	111,436	1,104,071

		2,794,931

Brazil — 0.1%
Embraer SA, ADR	10,947	188,836

Canada — 3.1%
Bombardier Inc., Class B(a)	89,667	121,227
Canadian National Railway Co.	30,842	2,771,121
Canadian Pacific Railway Ltd.	5,988	1,331,561
SNC-Lavalin Group Inc.	7,544	106,323
Thomson Reuters Corp.	7,296	487,961
Waste Connections Inc.	11,234	1,032,696

		5,850,889

Chile — 0.1%
LATAM Airlines Group SA, ADR(b)	14,063	156,099

Denmark — 1.1%
AP Moller — Maersk A/S, Class A	125	133,423
AP Moller — Maersk A/S, Class B, NVS	287	324,609
DSV A/S	8,959	852,659
ISS A/S	6,870	170,031
Vestas Wind Systems A/S	8,492	659,416

		2,140,138

Finland — 0.8%
Kone OYJ, Class B	17,275	983,846
Metso OYJ	5,617	209,858
Wartsila OYJ Abp	20,746	232,393

		1,426,097

France — 7.8%
Aeroports de Paris	1,394	248,021
Airbus SE	25,638	3,331,705
Alstom SA	8,036	333,175
Bouygues SA	10,504	420,841
Cie. de Saint-Gobain	22,886	898,211
Edenred	10,420	500,176
Eiffage SA	3,367	349,157
Legrand SA	11,117	793,601
Safran SA	14,232	2,241,246
Schneider Electric SE	23,417	2,055,102
Teleperformance	2,505	543,186
Thales SA	4,387	504,576
Vinci SA	21,471	2,313,147

		14,532,144

Germany — 3.4%
Brenntag AG	6,560	317,536
Deutsche Lufthansa AG, Registered	10,256	163,020
Deutsche Post AG, Registered	41,372	1,382,205
GEA Group AG	7,052	190,434
MTU Aero Engines AG	2,216	588,992
Siemens AG, Registered	34,415	3,686,264

		6,328,451

Hong Kong — 0.6%
CK Hutchison Holdings Ltd.	118,520	1,046,200

Security	Shares	Value

Ireland — 0.3%
Kingspan Group PLC	6,396	$312,387
Ryanair Holdings PLC, ADR(a)	3,598	238,835

		551,222

Italy — 0.7%
Atlantia SpA	20,131	487,000
CNH Industrial NV	42,875	436,573
Leonardo SpA	17,436	205,104
Prysmian SpA	11,582	248,746

		1,377,423

Japan — 15.4%
AGC Inc./Japan	9,600	297,571
ANA Holdings Inc.	15,100	507,734
Central Japan Railway Co.	8,800	1,809,262
Dai Nippon Printing Co. Ltd.	12,300	317,643
Daikin Industries Ltd.	12,300	1,613,824
East Japan Railway Co.	16,400	1,564,506
FANUC Corp.	8,200	1,543,262
Hankyu Hanshin Holdings Inc.	11,200	431,626
ITOCHU Corp.	69,700	1,438,822
Japan Airlines Co. Ltd.	15,400	457,690
Kajima Corp.	20,500	268,781
Kintetsu Group Holdings Co. Ltd.	8,200	427,166
Komatsu Ltd.	41,300	945,802
Kubota Corp.	49,200	744,089
Makita Corp.	12,300	386,954
Marubeni Corp.	73,800	490,088
Mitsubishi Corp.	67,500	1,655,725
Mitsubishi Electric Corp.	91,400	1,211,478
Mitsubishi Heavy Industries Ltd.	14,500	567,791
Mitsui & Co. Ltd.	74,700	1,222,018
Nidec Corp.	11,800	1,585,344
Nippon Express Co. Ltd.	4,100	209,031
Obayashi Corp.	30,800	306,646
Odakyu Electric Railway Co. Ltd.	13,400	320,881
Recruit Holdings Co. Ltd.	67,000	2,037,122
Secom Co. Ltd.	9,000	820,930
Shimizu Corp.	32,800	296,816
SMC Corp./Japan	2,900	1,237,011
Sumitomo Corp.	53,300	832,481
Taisei Corp.	9,700	375,614
Tokyu Corp.	24,600	461,613
Toppan Printing Co. Ltd.	13,700	242,372
Toshiba Corp.	19,400	592,366
TOTO Ltd.	7,300	273,222
Toyota Tsusho Corp.	10,600	341,809
West Japan Railway Co.	8,200	692,799
Yamato Holdings Co. Ltd.	18,100	272,317

		28,800,206

Mexico — 0.1%
Alfa SAB de CV, Class A	144,316	126,671

Netherlands — 0.6%
Randstad NV	5,500	270,364
Wolters Kluwer NV	11,954	872,900

		1,143,264

Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	11,713	468,130
Aena SME SA(c)	3,120	571,439
Ferrovial SA	20,614	595,769

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
International Consolidated Airlines Group SA	37,766	$221,061

		1,856,399

Sweden — 2.9%
Alfa Laval AB	12,751	251,982
Assa Abloy AB, Class B	42,177	939,874
Atlas Copco AB, Class A	29,688	915,507
Atlas Copco AB, Class B	14,145	383,831
Epiroc AB, Class A	26,885	291,760
Epiroc AB, Class B	16,524	170,918
Sandvik AB	46,945	732,191
Securitas AB, Class B	13,448	206,258
Skanska AB, Class B	15,856	321,566
SKF AB, Class B	16,372	270,920
Volvo AB, Class B	70,294	988,405

		5,473,212

Switzerland — 2.2%
ABB Ltd., Registered	82,247	1,617,473
Adecco Group AG, Registered	7,011	388,254
Geberit AG, Registered	1,560	745,621
Kuehne + Nagel International AG, Registered	2,184	321,966
Schindler Holding AG, Participation Certificates, NVS	1,804	403,804
Schindler Holding AG, Registered	738	164,748
SGS SA, Registered	227	563,203

		4,205,069

United Kingdom — 5.4%
Ashtead Group PLC	21,485	599,416
BAE Systems PLC	134,726	946,330
Bunzl PLC	14,145	370,406
Cobham PLC(a)	104,596	202,170
DCC PLC	4,346	380,031
easyJet PLC	11,810	167,365
Experian PLC	39,084	1,251,761
Ferguson PLC	9,855	721,858
G4S PLC	65,891	153,626
IMI PLC	11,683	138,240
Intertek Group PLC	6,847	462,209
Melrose Industries PLC	209,025	519,284
RELX PLC	85,713	2,041,186
Rentokil Initial PLC	79,389	457,653
Rolls-Royce Holdings PLC	81,291	793,786
Smiths Group PLC	16,646	322,052
Spirax-Sarco Engineering PLC	3,134	302,976
Travis Perkins PLC	10,742	170,894
Weir Group PLC (The)	11,347	199,326

		10,200,569

United States — 52.5%
3M Co.	24,516	4,030,430
Alaska Air Group Inc.	5,295	343,699
Allegion PLC	4,018	416,466
American Airlines Group Inc.	16,974	457,789
AMETEK Inc.	9,602	881,656
AO Smith Corp.	5,809	277,147
Arconic Inc.	16,486	428,636
Boeing Co. (The)	22,752	8,656,453
Caterpillar Inc	23,951	3,025,251
CH Robinson Worldwide Inc.	5,703	483,500
Cintas Corp.	3,569	956,849
Copart Inc.(a)	8,618	692,284
CSX Corp.	33,957	2,352,201

Security	Shares	Value

United States (continued)
Cummins Inc.	6,691	$1,088,425
Deere & Co.	13,399	2,260,143
Delta Air Lines Inc.	24,695	1,422,432
Dover Corp.	6,232	620,458
Eaton Corp. PLC	17,853	1,484,477
Emerson Electric Co.	26,098	1,744,912
Equifax Inc.	5,170	727,264
Expeditors International of Washington Inc.	7,257	539,123
Fastenal Co.	24,284	793,358
FedEx Corp.	10,214	1,486,852
Flowserve Corp.	5,582	260,735
Fortive Corp.	12,533	859,263
Fortune Brands Home & Security Inc.	5,919	323,769
General Dynamics Corp.	9,918	1,812,316
General Electric Co.	370,910	3,315,935
Honeywell International Inc.	30,643	5,184,796
Huntington Ingalls Industries Inc.	1,782	377,410
IDEX Corp.	3,239	530,807
IHS Markit Ltd.(a)	17,107	1,144,116
Illinois Tool Works Inc.	12,505	1,956,908
Ingersoll-Rand PLC	10,295	1,268,447
Jacobs Engineering Group Inc.	5,785	529,328
JB Hunt Transport Services Inc.	3,666	405,643
Johnson Controls International PLC	33,825	1,484,579
Kansas City Southern	4,268	567,687
L3Harris Technologies Inc.	9,510	1,984,166
Lockheed Martin Corp.	10,543	4,112,403
Masco Corp.	12,164	506,996
Nielsen Holdings PLC	15,357	326,336
Norfolk Southern Corp.	11,240	2,019,378
Northrop Grumman Corp.	6,691	2,507,720
PACCAR Inc.	14,725	1,030,897
Parker-Hannifin Corp.	5,459	985,950
Pentair PLC	7,093	268,115
Quanta Services Inc.	6,027	227,821
Raytheon Co.	11,810	2,317,004
Republic Services Inc.	8,946	774,276
Robert Half International Inc.	5,050	281,083
Rockwell Automation Inc.	4,962	817,738
Rollins Inc.	5,953	202,819
Roper Technologies Inc.	4,428	1,579,025
Snap-on Inc.	2,296	359,416
Southwest Airlines Co.	20,623	1,113,848
Stanley Black & Decker Inc.	6,428	928,268
Textron Inc.	9,764	478,045
TransDigm Group Inc.	2,093	1,089,762
Union Pacific Corp.	29,997	4,858,914
United Airlines Holdings Inc.(a)	9,436	834,237
United Parcel Service Inc., Class B	29,726	3,561,769
United Rentals Inc.(a)	3,284	409,318
United Technologies Corp.	34,469	4,705,708
Verisk Analytics Inc.	6,924	1,094,961
Wabtec Corp.(b)	7,749	556,843
Waste Management Inc.	16,613	1,910,495
WW Grainger Inc.	1,888	561,019
Xylem Inc./NY	7,626	607,182

		98,203,056

Total Common Stocks — 99.6% (Cost: $207,108,045)		186,400,876

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(d)(e)(f)	463,798	$464,030
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(d)(e)	138,000	138,000

		602,030

Total Short-Term Investments — 0.3% (Cost: $601,937)		602,030

Total Investments in Securities — 99.9% (Cost: $207,709,982)		187,002,906

Other Assets, Less Liabilities — 0.1%		96,064

Net Assets — 100.0%		$187,098,970

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	764,975	(301,177)	463,798	$464,030	$ 7,161	(b)	$319		$55
BlackRock Cash Funds: Treasury, SLAgency Shares	399,619	(261,619)	138,000	138,000	3,298		—		—

				$602,030	$10,459		$319		$55

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Industrial Index	5	12/20/19	$390	$(2,522)
Euro STOXX 50 Index	3	12/20/19	116	803
TOPIX Index	1	12/12/19	147	506

				$(1,213)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,309

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Industrials ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,522

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(3,423)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,213)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$217,818

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$186,400,876	$—	$—	$186,400,876
Money Market Funds	602,030	—	—	602,030

	$187,002,906	$—	$—	$187,002,906

Derivative financial instruments(a)
Assets
Futures Contracts	$1,309	$—	$—	$1,309
Liabilities
Futures Contracts	(2,522)	—	—	(2,522)

	$(1,213)	$—	$—	$(1,213)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.1%
BHP Group Ltd.	292,483	$7,243,575
BHP Group PLC	209,774	4,478,330
Fortescue Metals Group Ltd.	169,281	1,004,710
James Hardie Industries PLC	43,851	735,242
Newcrest Mining Ltd.	76,067	1,782,792
Rio Tinto Ltd.	36,973	2,310,859
South32 Ltd.	508,195	898,010

		18,453,518

Belgium — 0.8%
Solvay SA	7,250	750,875
Umicore SA	19,736	745,106

		1,495,981

Brazil — 2.0%
Vale SA, ADR	314,916	3,621,534

Canada — 7.3%
Agnico Eagle Mines Ltd.	23,780	1,275,212
Barrick Gold Corp.	176,472	3,054,938
CCL Industries Inc., Class B, NVS	14,334	578,557
First Quantum Minerals Ltd.	68,950	579,617
Franco-Nevada Corp.	18,502	1,686,980
Kinross Gold Corp.(a)	124,841	575,174
Kirkland Lake Gold Ltd.	18,888	846,679
Nutrien Ltd.	56,924	2,837,601
Teck Resources Ltd., Class B	48,720	790,412
Wheaton Precious Metals Corp.	44,371	1,164,236

		13,389,406

Chile — 0.3%
Empresas CMPC SA	109,562	255,171
Sociedad Quimica y Minera de Chile SA, ADR	10,968	304,801

		559,972

Denmark — 1.0%
Chr Hansen Holding A/S	10,171	863,456
Novozymes A/S, Class B	21,112	887,816

		1,751,272

Finland — 1.3%
Stora Enso OYJ, Class R	60,428	728,288
UPM-Kymmene OYJ	53,132	1,570,912

		2,299,200

France — 3.7%
Air Liquide SA	42,559	6,059,555
Arkema SA	7,178	669,233

		6,728,788

Germany — 5.8%
BASF SE	91,270	6,380,103
Covestro AG(b)	16,822	832,606
HeidelbergCement AG	14,647	1,059,008
LANXESS AG	8,211	501,291
Symrise AG	12,607	1,225,429
thyssenkrupp AG(c)	39,614	548,693

		10,547,130

Ireland — 7.6%
CRH PLC	79,780	2,747,577
Linde PLC	53,692	10,401,214
Smurfit Kappa Group PLC	23,432	697,394

		13,846,185

Security	Shares	Value

Japan — 7.9%
Asahi Kasei Corp.	139,200	$1,370,426
JFE Holdings Inc.	57,000	685,635
Kuraray Co. Ltd.	34,800	427,292
Mitsubishi Chemical Holdings Corp.	139,900	996,873
Mitsui Chemicals Inc.	19,500	435,920
Nippon Paint Holdings Co. Ltd.	19,900	1,032,977
Nippon Steel Corp.	94,929	1,322,374
Nitto Denko Corp.	15,700	755,983
Oji Holdings Corp.	101,800	474,737
Shin-Etsu Chemical Co. Ltd.	39,100	4,182,244
Sumitomo Chemical Co. Ltd.	165,700	743,599
Sumitomo Metal Mining Co. Ltd.	27,000	836,169
Toray Industries Inc.	161,300	1,197,120

		14,461,349

Mexico — 0.7%
Cemex SAB de CV, CPO, NVS	1,516,584	590,687
Grupo Mexico SAB de CV, Series B	316,500	739,633

		1,330,320

Netherlands — 2.8%
Akzo Nobel NV	22,527	2,008,675
ArcelorMittal	63,789	897,519
Koninklijke DSMNV	18,073	2,175,231

		5,081,425

Norway — 0.7%
Norsk Hydro ASA	136,010	479,016
Yara International ASA	17,386	749,711

		1,228,727

Peru — 0.2%
Southern Copper Corp.	8,611	293,894

South Korea — 1.4%
LG Chem Ltd.	4,694	1,175,315
POSCO	6,982	1,325,013

		2,500,328

Sweden — 0.6%
Boliden AB	27,091	623,397
Svenska Cellulosa AB SCA, Class B	60,048	536,100

		1,159,497

Switzerland — 3.8%
Clariant AG, Registered	24,276	473,031
Givaudan SA, Registered	787	2,197,270
LafargeHolcim Ltd., Registered	48,408	2,384,597
Sika AG, Registered	12,574	1,841,051

		6,895,949

Taiwan — 2.0%
Formosa Chemicals & Fibre Corp.	400,100	1,118,106
Formosa Plastics Corp.	438,720	1,336,332
Nan Ya Plastics Corp.	557,940	1,253,474

		3,707,912

United Kingdom — 9.1%
Amcor PLC(a)	161,438	1,574,021
Anglo American PLC	137,458	3,169,615
Antofagasta PLC	33,930	375,889
Croda International PLC	13,031	780,423
DS Smith PLC	135,688	602,619
Glencore PLC	1,086,540	3,277,062
Johnson Matthey PLC	19,699	742,089
Mondi PLC	48,246	926,286

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	99,001	$5,134,933

		16,582,937

United States — 30.2%
Air Products & Chemicals Inc.	21,853	4,848,307
Albemarle Corp.	10,489	729,195
Avery Dennison Corp.	8,313	944,107
Ball Corp.(c)	32,886	2,394,430
Celanese Corp.	12,351	1,510,404
CF Industries Holdings Inc.	21,634	1,064,393
Corteva Inc.(a)	74,568	2,087,904
Dow Inc.(a)	73,885	3,520,620
DuPont de Nemours Inc.	74,042	5,279,935
Eastman Chemical Co.	13,687	1,010,511
Ecolab Inc.	24,905	4,932,186
FMC Corp.	12,882	1,129,494
Freeport-McMoRan Inc.	143,954	1,377,640
International Flavors & Fragrances Inc.(c)	10,678	1,310,084
International Paper Co.	38,976	1,629,976
LyondellBasell Industries NV, Class A	25,686	2,298,126
Martin Marietta Materials Inc.	6,173	1,692,019
Mosaic Co. (The)	35,263	722,892
Newmont Goldcorp Corp.	81,433	3,087,939
Nucor Corp.	30,102	1,532,493
Packaging Corp. of America	9,425	999,993
PPG Industries Inc.	23,471	2,781,548
Sealed Air Corp.	15,305	635,311
Sherwin-Williams Co. (The)	8,145	4,478,691
Vulcan Materials Co.	13,093	1,980,185
Westrock Co.	25,580	932,391

		54,910,774

Total Common Stocks — 99.3% (Cost: $239,870,786)		180,846,098

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	106,082	$334,159

Total Preferred Stocks — 0.2% (Cost: $1,353,884)		334,159

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(d)(e)(f)	877,934	878,373
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(d)(e)	270,000	270,000

		1,148,373

Total Short-Term Investments — 0.7% (Cost: $1,148,314)		1,148,373

Total Investments in Securities — 100.2% (Cost: $242,372,984)		182,328,630

Other Assets, Less Liabilities — (0.2)%		(282,871)

Net Assets — 100.0%		$182,045,759

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	4,861,235	(3,983,301)	877,934	$878,373	$21,608	(b)	$(317)	$(115)
BlackRock Cash Funds: Treasury, SLAgency Shares	230,581	39,419	270,000	270,000	3,048		—	—

				$1,148,373	$24,656		$(317)	$(115)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 100 Index	2	12/20/19	$182	$1,910

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Materials ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

MSCI Emerging Markets E-Mini	6	12/20/19	$301	$(8,242)
S&P 500 E-Mini Index	1	12/20/19	149	(1,517)
S&P/TSX 60 Index	1	12/19/19	150	(440)

				$(8,289)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,910

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$10,199

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$30,665

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(8,289)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$260,646

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Materials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$180,846,098	$—	$—	$180,846,098
Preferred Stocks	334,159	—	—	334,159
Money Market Funds	1,148,373	—	—	1,148,373

	$182,328,630	$—	$—	$182,328,630

Derivative financial instruments(a)
Assets
Futures Contracts	$1,910	$—	$—	$1,910
Liabilities
Futures Contracts	(10,199)	—		(10,199)

	$(8,289)	$—	$—	$(8,289)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
Computershare Ltd.	206,930	$2,253,957

Brazil — 0.0%
Cielo SA	477,900	917,847

Canada — 1.2%
BlackBerry Ltd.(a)(b)	203,131	1,064,750
CGI Inc.(a)	98,983	7,831,918
Constellation Software Inc./Canada	8,079	8,073,814
Open Text Corp.	110,933	4,527,809
Shopify Inc., Class A(a)	41,193	12,827,699

		34,325,990

China — 0.2%
Xiaomi Corp., Class B(a)(b)(c)	5,416,600	6,080,322

Finland — 0.4%
Nokia OYJ	2,313,246	11,726,837

France — 0.8%
Atos SE	39,520	2,786,718
Capgemini SE	64,548	7,607,021
Dassault Systemes SE	56,130	8,000,974
STMicroelectronics NV New	269,787	5,219,191

		23,613,904

Germany —2.5%
Infineon Technologies AG	512,818	9,231,432
SAP SE	444,056	52,225,764
Wirecard AG	47,176	7,547,539

		69,004,735

Japan — 4.5%
Canon Inc.	443,800	11,836,720
FUJIFILM Holdings Corp.	169,200	7,420,847
Fujitsu Ltd.	78,300	6,270,521
Hitachi Ltd.	397,200	14,785,432
Keyence Corp.	38,420	23,782,540
Kyocera Corp.	144,300	8,952,408
Murata Manufacturing Co. Ltd.	264,100	12,670,446
NEC Corp.	106,000	4,472,450
NTT Data Corp.	265,200	3,420,669
Omron Corp.	87,900	4,806,745
Ricoh Co. Ltd.	307,400	2,767,524
Rohm Co. Ltd.	38,800	2,961,832
TDK Corp.	53,100	4,751,117
Tokyo Electron Ltd.	67,800	12,901,291
Yaskawa Electric Corp.	109,500	4,017,280

		125,817,822

Netherlands — 1.8%
Adyen NV(a)(c)	9,797	6,455,408
ASML Holding NV	174,847	43,317,980

		49,773,388

South Korea — 3.6%
Samsung Electronics Co. Ltd.	2,109,450	86,501,294
SK Hynix Inc.	221,342	15,210,728

		101,712,022

Spain — 0.5%
Amadeus IT Group SA	177,219	12,697,375

Sweden — 0.5%
Hexagon AB, Class B	115,100	5,555,902

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	1,075,615	$8,605,226

		14,161,128

Switzerland — 0.3%
Logitech International SA, Registered	71,040	2,883,919
Temenos AG, Registered	26,478	4,434,464

		7,318,383

Taiwan — 3.3%
Hon Hai Precision Industry Co. Ltd.	5,129,378	12,102,386
Largan Precision Co. Ltd.	43,000	6,167,706
MediaTek Inc.	600,000	7,136,295
Taiwan Semiconductor Manufacturing Co. Ltd.	7,773,600	68,153,208

		93,559,595

United Kingdom — 0.4%
Halma PLC	154,724	3,758,033
Micro Focus International PLC	148,656	2,082,490
Sage Group PLC (The)	459,011	3,910,828

		9,751,351

United States — 79.3%
Accenture PLC, Class A	261,689	50,335,879
Adobe Inc.(a)	199,393	55,082,316
Advanced Micro Devices Inc.(a)(b)	445,867	12,925,684
Akamai Technologies Inc.(a)	67,762	6,192,092
Alliance Data Systems Corp.	16,830	2,156,428
Amphenol Corp., Class A	122,194	11,791,721
Analog Devices Inc.	151,696	16,948,994
ANSYS Inc.(a)(b)	34,544	7,646,660
Apple Inc.	1,744,856	390,795,398
Applied Materials Inc.	379,503	18,937,200
Arista Networks Inc.(a)(b)	22,352	5,340,340
Autodesk Inc.(a)	90,192	13,321,358
Automatic Data Processing Inc.	178,229	28,769,725
Broadcom Inc.	163,501	45,137,721
Broadridge Financial Solutions Inc.	47,120	5,863,142
Cadence Design Systems Inc.(a)	115,071	7,603,892
CDW Corp./DE	59,316	7,310,104
Cisco Systems Inc.	1,743,702	86,156,316
Citrix Systems Inc.	50,464	4,870,785
Cognizant Technology Solutions Corp., Class A	226,874	13,672,562
Corning Inc.	319,808	9,120,924
DXC Technology Co.	107,609	3,174,466
F5 Networks Inc.(a)	24,696	3,467,812
Fidelity National Information Services Inc.	251,947	33,448,484
Fiserv Inc.(a)	234,455	24,287,193
FleetCor Technologies Inc.(a)	35,551	10,195,316
FLIR Systems Inc.	55,799	2,934,469
Fortinet Inc.(a)	58,333	4,477,641
Gartner Inc.(a)(b)	37,020	5,293,490
Global Payments Inc.	123,215	19,591,240
Hewlett Packard Enterprise Co.	536,500	8,138,705
HP Inc.	608,783	11,518,174
Intel Corp.	1,819,619	93,764,967
International Business Machines Corp.	363,844	52,910,195
Intuit Inc.	106,826	28,409,306
IPG Photonics Corp.(a)(b)	14,663	1,988,303
Jack Henry & Associates Inc.	31,620	4,615,571
Juniper Networks Inc.	141,056	3,491,136
Keysight Technologies Inc.(a)	77,071	7,495,155
KLA Corp.	65,439	10,434,249
Lam Research Corp.	59,378	13,722,850

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Leidos Holdings Inc.	55,578	$4,773,039
Mastercard Inc., Class A	366,712	99,587,978
Maxim Integrated Products Inc.	111,484	6,456,038
Microchip Technology Inc.	97,851	9,091,336
Micron Technology Inc.(a)	453,264	19,422,362
Microsoft Corp.	3,136,190	436,024,496
Motorola Solutions Inc.	68,004	11,588,562
NetApp Inc.	97,742	5,132,432
NVIDIA Corp.	250,142	43,542,218
Oracle Corp.	904,416	49,770,012
Paychex Inc.	131,336	10,870,681
PayPal Holdings Inc.(a)	483,300	50,065,047
Qorvo Inc.(a)	48,424	3,590,155
QUALCOMM Inc.	499,318	38,087,977
salesforce.com Inc.(a)	360,212	53,469,869
Seagate Technology PLC	97,285	5,232,960
Skyworks Solutions Inc.	70,554	5,591,405
Symantec Corp.	233,594	5,519,826
Synopsys Inc.(a)	61,727	8,472,031
TE Connectivity Ltd.	137,998	12,858,654
Texas Instruments Inc.	383,344	49,543,379
VeriSign Inc.(a)	42,783	8,070,157
Visa Inc., Class A(b)	709,335	122,012,713
Western Digital Corp.	121,571	7,250,494
Western Union Co. (The)	174,365	4,040,037
Xerox Holdings Corp.(a)	78,204	2,339,082
Xilinx Inc.	103,968	9,970,531

		2,225,711,434

Total Common Stocks — 99.4% (Cost: $2,346,835,398)		2,788,426,090

Security	Shares	Value

Preferred Stocks

South Korea — 0.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	337,440	$11,143,151

Total Preferred Stocks — 0.4% (Cost: $11,416,772)		11,143,151

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(d)(e)(f)	43,500,098	43,521,848
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(d)(e)	2,540,000	2,540,000

		46,061,848

Total Short-Term Investments — 1.6% (Cost: $46,058,029)		46,061,848

Total Investments in Securities — 101.4% (Cost: $2,404,310,199)		2,845,631,089

Other Assets, Less Liabilities — (1.4)%		(40,246,268)

Net Assets — 100.0%		$2,805,384,821

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	4,656,392	38,843,706	43,500,098	$43,521,848	$65,002	(b)	$4,698		$2,221
BlackRock Cash Funds: Treasury, SLAgency Shares	5,794,378	(3,254,378)	2,540,000	2,540,000	41,823		—		—

				$46,061,848	$106,825		$4,698		$2,221

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Technology Index	38	12/20/19	$3,083	$(16,047)

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Tech ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$16,047

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$60,991

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(16,047)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,027,773

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,788,426,090	$—	$—	$2,788,426,090
Preferred Stocks	11,143,151	—	—	11,143,151
Money Market Funds	46,061,848	—	—	46,061,848

	$2,845,631,089	$—	$—	$2,845,631,089

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(16,047)	$—	$—	$(16,047)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) September 30, 2019	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
AGL Energy Ltd.	181,422	$2,344,418
APA Group	326,503	2,523,606

		4,868,024

Canada — 3.1%
Brookfield Infrastructure Partners LP(a)	82,675	4,096,284
Emera Inc.	65,047	2,857,352
Fortis Inc./Canada	119,105	5,038,573

		11,992,209

Chile — 0.6%
Enel Americas SA, ADR	204,781	1,865,555
Enel Chile SA, ADR	144,791	609,570

		2,475,125

Denmark — 1.1%
Orsted A/S(b)	45,074	4,189,808

Finland — 0.7%
Fortum OYJ	119,408	2,823,573

France — 4.0%
Electricite de France SA	128,016	1,433,312
Engie SA	503,490	8,222,593
Suez	117,101	1,841,546
Veolia Environnement SA	154,837	3,926,364

		15,423,815

Germany — 2.8%
E.ON SE	604,396	5,876,840
RWE AG	157,280	4,919,378

		10,796,218

Hong Kong — 2.6%
CLP Holdings Ltd.	474,500	4,984,447
Hong Kong & China Gas Co. Ltd.	2,671,247	5,206,604

		10,191,051

Italy — 5.5%
Enel SpA	2,098,007	15,669,929
Snam SpA	618,643	3,125,376
Terna Rete Elettrica Nazionale SpA	387,965	2,492,922

		21,288,227

Japan — 3.0%
Chubu Electric Power Co. Inc.	196,800	2,849,799
Kansai Electric Power Co. Inc. (The)	226,500	2,532,734
Kyushu Electric Power Co. Inc.	133,000	1,255,239
Osaka Gas Co. Ltd.	113,900	2,178,407
Tokyo Gas Co. Ltd.	105,800	2,667,149

		11,483,328

Mexico — 0.2%
Infraestructura Energetica Nova SAB de CV	151,580	602,205

Portugal — 0.6%
EDP — Energias de Portugal SA	614,287	2,385,456

Spain — 6.3%
Enagas SA	3,853	89,303
Endesa SA	92,208	2,426,677
Iberdrola SA	1,644,908	17,100,704
Naturgy Energy Group SA	96,406	2,558,178
Red Electrica Corp. SA	120,896	2,456,108

		24,630,970

Security	Shares	Value

United Kingdom — 5.3%
Centrica PLC	1,654,996	$1,503,891
National Grid PLC	1,023,671	11,124,898
Severn Trent PLC	66,553	1,775,586
SSE PLC	283,193	4,346,529
United Utilities Group PLC	189,940	1,932,892

		20,683,796

United States — 62.3%
AES Corp./VA	183,718	3,001,952
Alliant Energy Corp.	64,106	3,457,237
Ameren Corp.	66,925	5,357,346
American Electric Power Co. Inc.	134,061	12,560,175
American Water Works Co. Inc.	49,008	6,088,264
Atmos Energy Corp.	31,935	3,637,077
CenterPoint Energy Inc.	138,041	4,166,077
CMS Energy Corp.	76,884	4,916,732
Consolidated Edison Inc.	90,422	8,542,166
Dominion Energy Inc.	223,974	18,150,853
DTE Energy Co.	50,027	6,651,590
Duke Energy Corp.	198,429	19,021,404
Edison International	97,738	7,371,400
Entergy Corp.	54,148	6,354,809
Evergy Inc.	63,771	4,244,598
Eversource Energy	87,543	7,482,300
Exelon Corp.	264,791	12,792,053
FirstEnergy Corp.	147,133	7,096,225
NextEra Energy Inc.	132,843	30,951,090
NiSource Inc.	103,216	3,088,223
NRG Energy Inc.	72,155	2,857,338
Pinnacle West Capital Corp.	30,513	2,961,897
PPL Corp.	198,734	6,258,134
Public Service Enterprise Group Inc.	137,746	8,551,272
Sempra Energy	74,959	11,064,698
Southern Co. (The)	284,857	17,595,617
WEC Energy Group Inc.	85,742	8,154,064
Xcel Energy Inc.	142,456	9,243,970

		241,618,561

Total Common Stocks — 99.4% (Cost: $386,340,573)		385,452,366

Preferred Stocks

Brazil — 0.2%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	272,537	923,901

Total Preferred Stocks — 0.2% (Cost: $1,321,261)		923,901

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(c)(d)	505,000	$505,000

Total Short-Term Investments — 0.2% (Cost: $505,000)		505,000

Total Investments in Securities — 99.8% (Cost: $388,166,834)		386,881,267

Other Assets, Less Liabilities — 0.2%		934,218

Net Assets — 100.0%		$387,815,485

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	—	—	—	$—	$113	(b)	$(26)	$—
BlackRock Cash Funds: Treasury, SLAgency Shares	338,026	166,974	505,000	505,000	4,092		—	—

				$505,000	$4,205		$(26)	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Utilities Index	19	12/20/19	$1,242	$36,306
IBEX 35 Index	2	10/18/19	201	4,737

				$41,043

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$41,043

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Global Utilities ETF

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$9,711

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$41,043

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$481,112

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$385,452,366	$—	$—	$385,452,366
Preferred Stocks	923,901	—	—	923,901
Money Market Funds	505,000	—	—	505,000

	$386,881,267	$—	$—	$386,881,267

Derivative financial instruments(a)
Assets
Futures Contracts	$41,043	$—	$—	$41,043

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	45

Statements of Assets and Liabilities (unaudited)

September 30, 2019

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$254,399,918	$214,769,545	$852,345,111	$850,201,022
Affiliated(c)	987,080	2,280,711	4,622,914	5,288,436
Cash	503	3,912	9,533	790
Foreign currency, at value(d)	273,025	191,033	1,127,200	1,439,118
Cash pledged:
Futures contracts	—	—	84,000	139,000
Foreign currency collateral pledged:
Futures contracts(e)	—	—	72,756	38,202
Receivables:
Investments sold	—	—	—	574,408
Securities lending income — Affiliated	1,133	786	1,517	1,641
Variation margin on futures contracts	—	—	20,263	—
Dividends	334,580	400,832	1,916,388	2,275,361
Tax reclaims	88,431	82,960	847,396	56,375

Total assets	256,084,670	217,729,779	861,047,078	860,014,353

LIABILITIES
Collateral on securities loaned, at value	895,043	2,158,310	3,793,914	4,423,500
Payables:
Investments purchased	7	—	—	1,330,823
Variation margin on futures contracts	—	—	—	17,308
Capital shares redeemed	—	—	—	45,973
Investment advisory fees	97,271	82,124	317,097	326,441

Total liabilities	992,321	2,240,434	4,111,011	6,144,045

NET ASSETS	$255,092,349	$215,489,345	$856,936,067	$853,870,308

NET ASSETS CONSIST OF:
Paid-in capital	$363,796,147	$232,864,367	$778,016,355	$1,323,002,582
Accumulated earnings (loss)	(108,703,798)	(17,375,022)	78,919,712	(469,132,274)

NET ASSETS	$255,092,349	$215,489,345	$856,936,067	$853,870,308

Shares outstanding	4,450,000	1,800,000	15,650,000	27,900,000

Net asset value	$57.32	$119.72	$54.76	$30.60

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$872,032	$2,135,427	$3,685,927	$4,202,113
(b) Investments, at cost — Unaffiliated	$259,326,216	$222,947,378	$775,546,602	$1,140,711,175
(c) Investments, at cost — Affiliated	$987,025	$2,280,595	$4,622,914	$5,288,340
(d) Foreign currency, at cost	$274,051	$191,728	$1,133,833	$1,449,062
(e) Foreign currency collateral pledged, at cost	$—	$—	$73,595	$38,351

See notes to financial statements.

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2019

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$258,338,903	$1,866,476,840	$186,400,876	$181,180,257
Affiliated(c)	4,365,219	23,519,653	602,030	1,148,373
Cash	71	914	7,393	1,650
Foreign currency, at value(d)	703,435	46,410	216,397	502,002
Cash pledged:
Futures contracts	55,000	248,000	20,000	20,000
Foreign currency collateral pledged:
Futures contracts(e)	47,318	—	13,209	8,627
Receivables:
Investments sold	—	1,707,603	—	—
Securities lending income — Affiliated	646	46,173	1,227	143
Variation margin on futures contracts	1,933	60,416	111	1,234
Dividends	518,157	2,886,982	359,039	470,575
Tax reclaims	303,167	3,601,804	125,163	71,009
Foreign withholding tax claims	—	—	—	117,960

Total assets	264,333,849	1,898,594,795	187,745,445	183,521,830

LIABILITIES
Collateral on securities loaned, at value	1,753,405	22,717,625	464,162	876,598
Payables:
Investments purchased	558,304	—	69	528,528
Capital shares redeemed	—	732,246	107,520	—
Investment advisory fees	107,085	770,747	74,360	68,685
Professional fees	—	—	364	2,260
Foreign taxes	—	143	—	—

Total liabilities	2,418,794	24,220,761	646,475	1,476,071

NET ASSETS	$261,915,055	$1,874,374,034	$187,098,970	$182,045,759

NET ASSETS CONSIST OF:
Paid-in capital	$353,122,316	$1,656,517,530	$220,715,845	$326,282,084
Accumulated earnings (loss)	(91,207,261)	217,856,504	(33,616,875)	(144,236,325)

NET ASSETS	$261,915,055	$1,874,374,034	$187,098,970	$182,045,759

Shares outstanding	4,100,000	30,700,000	2,050,000	2,900,000

Net asset value	$63.88	$61.05	$91.27	$62.77

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,721,633	$22,345,309	$443,539	$848,023
(b) Investments, at cost — Unaffiliated	$299,503,724	$1,690,784,477	$207,108,045	$241,224,670
(c) Investments, at cost — Affiliated	$4,524,713	$23,518,672	$601,937	$1,148,314
(d) Foreign currency, at cost	$708,907	$46,648	$217,450	$504,551
(e) Foreign currency collateral pledged, at cost	$47,649	$—	$13,273	$8,678

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2019

	iShares Global Tech ETF	iShares Global Utilities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,799,569,241	$386,376,267
Affiliated(c)	46,061,848	505,000
Cash	261	593
Foreign currency, at value(d)	1,276,497	426,319
Cash pledged:
Futures contracts	146,000	42,000
Foreign currency collateral pledged:
Futures contracts(e)	—	18,534
Receivables:
Securities lending income — Affiliated	10,776	—
Variation margin on futures contracts	34,960	3,478
Capital shares sold	29,334	—
Dividends	2,757,984	538,931
Tax reclaims	45,337	26,758
Foreign withholding tax claims	39,191	12,896

Total assets	2,849,971,429	387,950,776

LIABILITIES
Collateral on securities loaned, at value	43,516,901	—
Payables:
Investments purchased	29,334	—
Investment advisory fees	1,038,652	134,174
Professional fees	1,721	1,117

Total liabilities	44,586,608	135,291

NET ASSETS	$2,805,384,821	$387,815,485

NET ASSETS CONSIST OF:
Paid-in capital	$2,232,698,161	$416,678,929
Accumulated earnings (loss)	572,686,660	(28,863,444)

NET ASSETS	$2,805,384,821	$387,815,485

Shares outstanding	15,200,000	6,650,000

Net asset value	$184.56	$58.32

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$42,165,400	$—
(b) Investments, at cost — Unaffiliated	$2,358,252,170	$387,661,834
(c) Investments, at cost — Affiliated	$46,058,029	$505,000
(d) Foreign currency, at cost	$1,287,334	$429,614
(e) Foreign currency collateral pledged, at cost	$—	$18,720

See notes to financial statements.

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (unaudited)

Six Months Ended September 30, 2019

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,622,716	$2,591,390	$12,242,211	$22,224,120
Dividends — Affiliated	3,475	2,908	9,975	13,186
Interest — Unaffiliated	—	—	—	606
Securities lending income — Affiliated — net	2,590	10,646	27,193	8,888
Foreign taxes withheld	(150,963)	(179,236)	(640,283)	(1,202,416)

Total investment income	2,477,818	2,425,708	11,639,096	21,044,384

EXPENSES
Investment advisory fees	580,687	497,099	1,791,554	2,285,163

Total expenses	580,687	497,099	1,791,554	2,285,163

Net investment income	1,897,131	1,928,609	9,847,542	18,759,221

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,614,651)	(2,320,339)	(1,002,153)	(18,169,446)
Investments — Affiliated	(18)	(158)	212	308
In-kind redemptions — Unaffiliated	2,368,070	2,699,024	8,769,492	(44,730,866)
Futures contracts	—	—	(28)	252,925
Foreign currency transactions	(2,229)	(582)	(49,799)	16,445

Net realized gain (loss)	(248,828)	377,945	7,717,724	(62,630,634)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	6,645,768	10,539,778	36,069,943	(61,716,401)
Investments — Affiliated	55	85	—	95
Futures contracts	—	—	43,317	(137,792)
Foreign currency translations	(829)	1,217	6,486	(4,423)

Net change in unrealized appreciation (depreciation)	6,644,994	10,541,080	36,119,746	(61,858,521)

Net realized and unrealized gain (loss)	6,396,166	10,919,025	43,837,470	(124,489,155)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,293,297	$12,847,634	$53,685,012	$(105,729,934)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2019

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$7,397,850	$20,555,302	$3,051,809	$4,536,222
Dividends — Affiliated	44,493	32,627	3,298	3,048
Securities lending income — Affiliated — net	16,181	185,683	7,161	21,608
Other income — Unaffiliated	—	—	981	2,779
Foreign taxes withheld	(487,010)	(758,221)	(178,354)	(299,527)

Total investment income	6,971,514	20,015,391	2,884,895	4,264,130

EXPENSES
Investment advisory fees	762,350	4,815,291	511,715	498,214

Total expenses	762,350	4,815,291	511,715	498,214

Net investment income	6,209,164	15,200,100	2,373,180	3,765,916

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,338,437)	(17,560,412)	(2,011,153)	(9,233,462)
Investments — Affiliated	(10,167)	2,047	319	(317)
In-kind redemptions — Unaffiliated	75,354	107,057,433	4,857,267	(2,598,946)
In-kind redemptions — Affiliated	71,611	—	—	—
Futures contracts	76,189	99,628	(3,423)	30,665
Foreign currency transactions	(221)	8,367	1,483	(676)

Net realized gain (loss)	(3,125,671)	89,607,063	2,844,493	(11,802,736)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	15,462,573	(91,171,140)	899,202	1,384,921
Investments — Affiliated	56,673	981	55	(115)
Futures contracts	(5,754)	(76,928)	(1,213)	(8,289)
Foreign currency translations	(5,731)	7,381	(441)	(113)

Net change in unrealized appreciation (depreciation)	15,507,761	(91,239,706)	897,603	1,376,404

Net realized and unrealized gain (loss)	12,382,090	(1,632,643)	3,742,096	(10,426,332)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,591,254	$13,567,457	$6,115,276	$(6,660,416)

See notes to financial statements.

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2019

	iShares Global Tech ETF	iShares Global Utilities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$25,203,272	$4,549,835
Dividends — Affiliated	41,823	4,092
Securities lending income — Affiliated — net	65,002	113
Other income — Unaffiliated	3,502	2,417
Foreign taxes withheld	(1,331,255)	(187,099)

Total investment income	23,982,344	4,369,358

EXPENSES
Investment advisory fees	6,074,360	512,653

Total expenses	6,074,360	512,653

Net investment income	17,907,984	3,856,705

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(6,711,136)	(1,655,059)
Investments — Affiliated	4,698	(26)
In-kind redemptions — Unaffiliated	192,130,073	5,207,919
Futures contracts	60,991	9,711
Foreign currency transactions	(57,625)	(16,654)

Net realized gain	185,427,001	3,545,891

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	30,027,596	15,522,352
Investments — Affiliated	2,221	—
Futures contracts	(16,047)	41,043
Foreign currency translations	10,603	(2,962)

Net change in unrealized appreciation (depreciation)	30,024,373	15,560,433

Net realized and unrealized gain	215,451,374	19,106,324

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$233,359,358	$22,963,029

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets

	iShares Global Comm Services ETF		iShares Global Consumer Discretionary ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,897,131	$9,907,258	$1,928,609	$4,006,658
Net realized gain (loss)	(248,828)	(44,575,521)	377,945	36,889,989
Net change in unrealized appreciation (depreciation)	6,644,994	39,728,470	10,541,080	(30,379,551)

Net increase in net assets resulting from operations	8,293,297	5,060,207	12,847,634	10,517,096

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,866,558)	(12,012,028)	(2,086,550)	(3,925,726)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	14,560,629	(157,282,291)	839,301	(81,319,749)

NET ASSETS
Total increase (decrease) in net assets	18,987,368	(164,234,112)	11,600,385	(74,728,379)
Beginning of period	236,104,981	400,339,093	203,888,960	278,617,339

End of period	$255,092,349	$236,104,981	$215,489,345	$203,888,960

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (continued)

	iShares Global Consumer Staples ETF		iShares Global Energy ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,847,542	$14,672,738	$18,759,221	$45,698,409
Net realized gain (loss)	7,717,724	60,174,313	(62,630,634)	(15,300,574)
Net change in unrealized appreciation (depreciation)	36,119,746	(28,623,696)	(61,858,521)	(49,583,590)

Net increase (decrease) in net assets resulting from operations	53,685,012	46,223,355	(105,729,934)	(19,185,755)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,580,080)	(15,943,235)	(17,556,550)	(46,443,863)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	72,999,543	172,044,541	(54,087,762)	(57,677,840)

NET ASSETS
Total increase (decrease) in net assets	118,104,475	202,324,661	(177,374,246)	(123,307,458)
Beginning of period	738,831,592	536,506,931	1,031,244,554	1,154,552,012

End of period	$856,936,067	$738,831,592	$853,870,308	$1,031,244,554

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (continued)

	iShares Global Financials ETF		iShares Global Healthcare ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,209,164	$13,545,518	$15,200,100	$27,268,438
Net realized gain (loss)	(3,125,671)	17,552,626	89,607,063	99,874,646
Net change in unrealized appreciation (depreciation)	15,507,761	(87,920,003)	(91,239,706)	84,263,900

Net increase (decrease) in net assets resulting from operations	18,591,254	(56,821,859)	13,567,457	211,406,984

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,275,773)	(14,116,801)	(17,504,960)	(34,238,159)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(92,318,278)	(221,263,309)	(242,975,283)	376,008,089

NET ASSETS
Total increase (decrease) in net assets	(80,002,797)	(292,201,969)	(246,912,786)	553,176,914
Beginning of period	341,917,852	634,119,821	2,121,286,820	1,568,109,906

End of period	$261,915,055	$341,917,852	$1,874,374,034	$2,121,286,820

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (continued)

	iShares Global Industrials ETF		iShares Global Materials ETF

	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,373,180	$4,347,205	$3,765,916	$8,525,771
Net realized gain (loss)	2,844,493	13,515,255	(11,802,736)	14,512,959
Net change in unrealized appreciation (depreciation)	897,603	(21,890,116)	1,376,404	(32,257,351)

Net increase (decrease) in net assets resulting from operations	6,115,276	(4,027,656)	(6,660,416)	(9,218,621)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,588,523)	(4,579,129)	(5,127,020)	(7,967,808)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(34,171,590)	(133,987,628)	(14,870,508)	(174,777,186)

NET ASSETS
Total decrease in net assets	(30,644,837)	(142,594,413)	(26,657,944)	(191,963,615)
Beginning of period	217,743,807	360,338,220	208,703,703	400,667,318

End of period	$187,098,970	$217,743,807	$182,045,759	$208,703,703

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (continued)

	iShares Global Tech ETF		iShares Global Utilities ETF

	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,907,984	$24,875,230	$3,856,705	$6,210,579
Net realized gain	185,427,001	212,029,541	3,545,891	6,471,525
Net change in unrealized appreciation (depreciation)	30,024,373	(63,096,185)	15,560,433	15,590,923

Net increase in net assets resulting from operations	233,359,358	173,808,586	22,963,029	28,273,027

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(16,136,670)	(18,652,610)	(3,846,950)	(5,008,497)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(231,016,099)	1,125,023,919	160,477,271	53,249,936

NET ASSETS
Total increase (decrease) in net assets	(13,793,411)	1,280,179,895	179,593,350	76,514,466
Beginning of period	2,819,178,232	1,538,998,337	208,222,135	131,707,669

End of period	$2,805,384,821	$2,819,178,232	$387,815,485	$208,222,135

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global Comm Services ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$56.22		$57.19	$59.45	$62.37	$61.30	$66.90

Net investment income(a)	0.43		1.82	2.21	2.28	2.28	2.32
Net realized and unrealized gain (loss)(b)	1.56		(0.62)	(2.41)	(2.84)	1.04	(0.47)

Net increase (decrease) from investment operations	1.99		1.20	(0.20)	(0.56)	3.32	1.85

Distributions(c)
From net investment income		(0.89)	(2.17)	(2.06)	(2.36)	(2.25)	(7.45)

Total distributions		(0.89)	(2.17)	(2.06)	(2.36)	(2.25)	(7.45)

Net asset value, end of period	$57.32		$56.22	$57.19	$59.45	$62.37	$61.30

Total Return
Based on net asset value	3.56	%(d)	2.37%	(0.46)%	(0.91)%	5.59%	2.71%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	1.49	%(e)	3.28%	3.71%	3.74%	3.74%	3.62%

Supplemental Data
Net assets, end of period (000)	$255,092		$236,105	$400,339	$303,171	$408,503	$468,949

Portfolio turnover rate(f)	15	%(d)	79%	3%	5%	13%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$113.27		$111.45	$96.61	$88.72	$90.55	$82.12

Net investment income(a)	1.05		1.70	1.42	1.51	1.27	1.43
Net realized and unrealized gain (loss)(b)	6.53		1.87	14.79	7.97	(2.06)	8.46

Net increase (decrease) from investment operations	7.58		3.57	16.21	9.48	(0.79)	9.89

Distributions(c)
From net investment income		(1.13)	(1.75)	(1.37)	(1.59)	(1.04)	(1.46)

Total distributions		(1.13)	(1.75)	(1.37)	(1.59)	(1.04)	(1.46)

Net asset value, end of period	$119.72		$113.27	$111.45	$96.61	$88.72	$90.55

Total Return
Based on net asset value	6.72	%(d)	3.32%	16.81%	10.86%	(0.90)%	12.19%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	1.77	%(e)	1.51%	1.35%	1.68%	1.42%	1.69%

Supplemental Data
Net assets, end of period (000)	$215,489		$203,889	$278,617	$202,874	$266,163	$380,295

Portfolio turnover rate(f)	11	%(d)	30%	6%	13%	7%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of period	$51.67		$50.14	$49.65	$48.74	$45.87	$43.23

Net investment income(b)	0.67		1.20	1.12	1.01	1.00	1.05
Net realized and unrealized gain(c)	3.02		1.70	0.52	0.98	2.90	2.64

Net increase from investment operations	3.69		2.90	1.64	1.99	3.90	3.69

Distributions(d)
From net investment income		(0.60)	(1.37)	(1.15)	(1.08)	(1.03)	(1.05)

Total distributions		(0.60)	(1.37)	(1.15)	(1.08)	(1.03)	(1.05)

Net asset value, end of period	$54.76		$51.67	$50.14	$49.65	$48.74	$45.87

Total Return
Based on net asset value	7.19	%(e)	6.07%	3.19%	4.18%	8.64%	8.60%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	2.51	%(f)	2.43%	2.18%	2.09%	2.16%	2.33%

Supplemental Data
Net assets, end of period (000)	$856,936		$738,832	$536,507	$605,760	$638,557	$646,792

Portfolio turnover rate(g)	3	%(e)	7%	5%	4%	3%	5%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Energy ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$33.70		$33.91	$33.19	$29.58	$35.69	$43.77

Net investment income(a)	0.60		1.11	1.14	0.97	1.10	1.16
Net realized and unrealized gain (loss)(b)		(3.02)	(0.29)	0.66	3.64	(6.15)	(8.12)

Net increase (decrease) from investment operations		(2.42)	0.82	1.80	4.61	(5.05)	(6.96)

Distributions(c)
From net investment income		(0.68)	(1.03)	(1.08)	(1.00)	(1.06)	(1.12)

Total distributions		(0.68)	(1.03)	(1.08)	(1.00)	(1.06)	(1.12)

Net asset value, end of period	$30.60		$33.70	$33.91	$33.19	$29.58	$35.69

Total Return
Based on net asset value	(7.23	)%(d)	2.56%	5.56%	15.54%	(14.27)%	(16.30)%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	3.75	%(e)	3.17%	3.39%	2.98%	3.46%	2.76%

Supplemental Data
Net assets, end of period (000)	$853,870		$1,031,245	$1,154,552	$950,763	$1,020,607	$1,065,215

Portfolio turnover rate(f)	3	%(d)	6%	4%	4%	6%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Financials ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$61.61		$68.93	$60.82	$49.45	$56.94	$56.52

Net investment income(a)	1.18		1.84	1.47	1.35	1.31	1.36
Net realized and unrealized gain (loss)(b)	2.24		(7.38)	8.12	11.30	(7.32)	0.40

Net increase (decrease) from investment operations	3.42		(5.54)	9.59	12.65	(6.01)	1.76

Distributions(c)
From net investment income		(1.15)	(1.78)	(1.48)	(1.28)	(1.48)	(1.34)

Total distributions		(1.15)	(1.78)	(1.48)	(1.28)	(1.48)	(1.34)

Net asset value, end of period	$63.88		$61.61	$68.93	$60.82	$49.45	$56.94

Total Return
Based on net asset value	5.61	%(d)	(8.02)%	15.91%	26.03%	(10.84)%	3.13%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.46%	0.47%	0.48%	0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.46%	N/A	N/A	N/A	N/A

Net investment income	3.73	%(e)	2.84%	2.19%	2.46%	2.41%	2.40%

Supplemental Data
Net assets, end of period (000)	$261,915		$341,918	$634,120	$386,189	$227,455	$259,093

Portfolio turnover rate(f)	3	%(d)	7%	4%	16%	9%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of period	$61.13		$55.61	$51.44	$48.21	$53.86	$45.49

Net investment income(b)	0.44		0.92	0.79	0.76	0.77	0.72
Net realized and unrealized gain (loss)(c)		(0.02)	5.80	4.20	3.29	(4.95)	8.34

Net increase (decrease) from investment operations	0.42		6.72	4.99	4.05	(4.18)	9.06

Distributions(d)
From net investment income		(0.50)	(1.20)	(0.82)	(0.82)	(1.15)	(0.69)
In excess of net investment income	—		—	—	—	(0.32)	—

Total distributions		(0.50)	(1.20)	(0.82)	(0.82)	(1.47)	(0.69)

Net asset value, end of period	$61.05		$61.13	$55.61	$51.44	$48.21	$53.86

Total Return
Based on net asset value	0.69	%(e)	12.29%	9.70%	8.52%	(7.97)%	20.11%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.46%	0.47%	0.48%	0.47%	0.47%

Net investment income	1.44	%(f)	1.55%	1.42%	1.51%	1.48%	1.46%

Supplemental Data
Net assets, end of period (000)	$1,874,374		$2,121,287	$1,568,110	$1,476,384	$1,610,047	$1,669,687

Portfolio turnover rate(g)	3	%(e)	8%	4%	5%	5%	3%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Industrials ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$88.88		$91.22	$80.47	$70.40		$72.00	$71.16

Net investment income(a)	0.96		1.65	1.43	1.37	(b)	1.27	1.33
Net realized and unrealized gain (loss)(c)	2.53		(2.27)	10.69	10.02		(1.55)	0.87

Net increase (decrease) from investment operations	3.49		(0.62)	12.12	11.39		(0.28)	2.20

Distributions(d)
From net investment income		(1.10)	(1.72)	(1.37)	(1.32)		(1.32)	(1.36)

Total distributions		(1.10)	(1.72)	(1.37)	(1.32)		(1.32)	(1.36)

Net asset value, end of period	$91.27		$88.88	$91.22	$80.47		$70.40	$72.00

Total Return
Based on net asset value	3.96	%(e)	(0.59)%	15.14%	16.38	%(b)	(0.37)%	3.10%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.46%	0.47%	0.48%		0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	N/A	0.48%		N/A	N/A

Net investment income	2.12	%(f)	1.87%	1.61%	1.85	%(b)	1.82%	1.86%

Supplemental Data
Net assets, end of period (000)	$187,099		$217,744	$360,338	$209,222		$190,089	$255,612

Portfolio turnover rate(g)	3	%(e)	5%	6%	9%		7%	5%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:

• Net investment income per share by $0.01.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Materials ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$64.22		$67.34	$59.25	$47.64		$56.97	$62.42

Net investment income(a)	1.10		1.91	1.33	0.93	(b)	1.24	1.29
Net realized and unrealized gain (loss)(c)		(0.87)	(3.44)	7.99	11.40		(8.93)	(5.44)

Net increase (decrease) from investment operations	0.23		(1.53)	9.32	12.33		(7.69)	(4.15)

Distributions(d)
From net investment income		(1.68)	(1.59)	(1.23)	(0.72)		(1.64)	(1.30)

Total distributions		(1.68)	(1.59)	(1.23)	(0.72)		(1.64)	(1.30)

Net asset value, end of period	$62.77		$64.22	$67.34	$59.25		$47.64	$56.97

Total Return
Based on net asset value	0.36	%(e)	(2.14)%	15.84%	26.13	%(b)	(13.70)%	(6.77)%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.46%	0.47%	0.48%		0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.46%	N/A	0.48%		N/A	N/A

Net investment income	3.46	%(f)	2.91%	2.02%	1.73	%(b)	2.44%	2.12%

Supplemental Data
Net assets, end of period (000)	$182,046		$208,704	$400,667	$260,683		$178,653	$321,888

Portfolio turnover rate(g)	7	%(e)	11%	8%	10%		9%	4%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.03.
•	Total return by 0.07%.
•	Ratio of net investment income to average net assets by 0.05%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Tech ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$170.86		$157.85	$124.07	$100.03		$96.71	$84.58

Net investment income(a)	1.21		1.77	1.20	1.24	(b)	1.15	1.07
Net realized and unrealized gain(c)	13.57		12.60	34.01	23.94		3.27	12.14

Net increase from investment operations	14.78		14.37	35.21	25.18		4.42	13.21

Distributions(d)
From net investment income		(1.08)	(1.36)	(1.43)	(1.14)		(1.10)	(1.08)

Total distributions		(1.08)	(1.36)	(1.43)	(1.14)		(1.10)	(1.08)

Net asset value, end of period	$184.56		$170.86	$157.85	$124.07		$100.03	$96.71

Total Return
Based on net asset value	8.69	%(e)	9.19%	28.49%	25.40	%(b)	4.59%	15.70%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.46%	0.47%	0.48%		0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.46%	N/A	0.48%		N/A	N/A

Net investment income	1.35	%(f)	1.09%	0.82%	1.15	%(b)	1.20%	1.17%

Supplemental Data
Net assets, end of period (000)	$2,805,385		$2,819,178	$1,538,998	$1,054,554		$765,215	$884,905

Portfolio turnover rate(g)	5	%(e)	17%	5%	6%		5%	7%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.02.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Utilities ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$54.08		$48.78	$48.09	$48.11		$46.57	$47.93

Net investment income(a)	0.95		1.78	1.79	1.92	(b)	1.54	1.70
Net realized and unrealized gain (loss)(c)	4.34		5.07	0.69	0.19		1.66	(1.31)

Net increase from investment operations	5.29		6.85	2.48	2.11		3.20	0.39

Distributions(d)
From net investment income		(1.05)	(1.55)	(1.79)	(2.13)		(1.66)	(1.75)

Total distributions		(1.05)	(1.55)	(1.79)	(2.13)		(1.66)	(1.75)

Net asset value, end of period	$58.32		$54.08	$48.78	$48.09		$48.11	$46.57

Total Return
Based on net asset value	9.92	%(e)	14.40%	5.13%	4.61	%(b)	7.19%	0.62%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.46%	0.47%	0.48%		0.47%	0.47%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.46%	N/A	0.48%		N/A	N/A

Net investment income	3.44	%(f)	3.53%	3.58%	4.07	%(b)	3.37%	3.49%

Supplemental Data
Net assets, end of period (000)	$387,815		$208,222	$131,708	$137,044		$168,382	$186,294

Portfolio turnover rate(g)	3	%(e)	8%	4%	15%		9%	4%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.03.
•	Total return by 0.09%.
•	Ratio of net investment income to average net assets by 0.06%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Global Comm Services	Non-diversified
Global Consumer Discretionary	Diversified
Global Consumer Staples	. Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Utilities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fairvalue pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

FairValue Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

68	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Global Comm Services
BNP Paribas Securities Corp.	$528,212	$528,212		$—	$—
Credit Suisse AG Dublin Branch	34,832	34,832		—	—
Wells Fargo Securities LLC	308,988	308,988		—	—

	$872,032	$872,032		$—	$—

Global Consumer Discretionary
Credit Suisse AG Dublin Branch	$1,052,027	$1,052,027		$—	$—
Credit Suisse Securities (USA) LLC	70,850	70,850		—	—
Goldman Sachs & Co.	828,440	828,440		—	—
JPMorgan Securities LLC	184,110	184,110		—	—

	$2,135,427	$2,135,427		$—	$—

Global Consumer Staples
BofA Securities, Inc.	$779,124	$779,124		$—	$—
Goldman Sachs & Co.	2,578,751	2,578,751		—	—
JPMorgan Securities LLC	328,052	328,052		—	—

	$3,685,927	$3,685,927		$—	$—

Global Energy
Barclays Bank PLC	$16,960	$16,960		$—	$—
Citigroup Global Markets Inc.	1,535,970	1,535,970		—	—
Credit Suisse Securities (USA) LLC	2,302,962	2,302,962		—	—
JPMorgan Securities LLC	341	341		—	—
Scotia Capital (USA) Inc.	345,880	345,880		—	—

	$4,202,113	$4,202,113		$—	$—

Global Financials
Barclays Bank PLC	$35,870	$35,870		$—	$—
Barclays Capital Inc.	89,925	89,925		—	—
BNP Paribas Securities Corp.	428,348	428,348		—	—
BofA Securities, Inc.	14,338	14,338		—	—
Goldman Sachs & Co.	460,788	460,788		—	—
JPMorgan Securities LLC	50,612	50,612		—	—
SG Americas Securities LLC	43,598	43,598		—	—
UBS AG	598,154	598,154		—	—

	$1,721,633	$1,721,633		$—	$—

Global Healthcare
Barclays Capital Inc.	$863,888	$863,888		$—	$—
Goldman Sachs & Co.	2,958,505	2,958,505		—	—
Jefferies LLC	101,184	101,184		—	—
JPMorgan Securities LLC	9,304,480	9,304,480		—	—
Morgan Stanley & Co. LLC	90,339	90,339		—	—
UBS AG	851,326	851,326		—	—
UBS Securities LLC	4,518,818	4,518,818		—	—
Wells Fargo Bank, National Association	2,486,002	2,486,002		—	—
Wells Fargo Securities LLC	1,170,767	1,170,767		—	—

	$22,345,309	$22,345,309		$—	$—

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Global Industrials
Goldman Sachs & Co.	$156,099	$156,099		$—	$—
SG Americas Securities LLC	287,440	287,440		—	—

	$443,539	$443,539		$—	$—

Global Materials
Citigroup Global Markets Inc.	$589,761	$589,761		$—	$—
Jefferies LLC	12,269	12,269		—	—
JPMorgan Securities LLC	98,951	98,951		—	—
Morgan Stanley & Co. LLC	147,042	147,042		—	—

	$848,023	$848,023		$—	$—

Global Tech
BofA Securities, Inc.	$973,984	$973,984		$—	$—
Citigroup Global Markets Inc.	983,702	983,702		—	—
Credit Suisse AG Dublin Branch	2,604,228	2,604,228		—	—
Credit Suisse Securities (USA) LLC	849,288	849,288		—	—
JPMorgan Securities LLC	7,841,465	7,841,465		—	—
Morgan Stanley & Co. LLC	3,705,823	3,705,823		—	—
Nomura Securities International Inc.	25,113,460	25,113,460		—	—
State Street Bank & Trust Company	93,450	93,450		—	—

	$42,165,400	$42,165,400		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the InvestmentAdvisoryAgreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

70	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion	0.38

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares Global Tech ETF (the “Group 1 Fund”), retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) Each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Global Comm Services	$971
Global Consumer Discretionary	1,897
Global Consumer Staples	2,939
Global Energy	2,286
Global Financials	3,973
Global Healthcare	43,975
Global Industrials	1,804
Global Materials	4,378
Global Tech	26,960

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Global Comm Services	$4,309,398	$16,932,086	$(254,586)
Global Consumer Discretionary	4,667,267	812,594	(628,346)
Global Consumer Staples	4,094,036	9,966,622	115,585
Global Energy	4,785,562	563,106	(136,256)
Global Financials	1,793,176	1,211,630	(413,398)
Global Healthcare	697,182	7,158,040	(1,301,523)
Global Industrials	1,467,365	468,891	(339,127)
Global Materials	890,441	628,094	(352,418)
Global Tech	37,025,821	7,710,711	(420,060)
Global Utilities	217,362	2,054,425	(81,173)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales

Global Comm Services	$40,149,569	$38,325,707
Global Consumer Discretionary	22,723,252	22,759,932
Global Consumer Staples	36,758,038	26,591,490
Global Energy	50,063,487	32,183,837
Global Financials	9,258,745	12,899,687
Global Healthcare	59,681,132	60,921,681
Global Industrials	6,445,904	7,224,446
Global Materials	15,631,977	16,394,466
Global Tech	121,771,520	135,586,015
Global Utilities	10,943,174	6,733,763

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Global Comm Services	$36,841,663	$25,373,843
Global Consumer Discretionary	29,164,249	28,296,400
Global Consumer Staples	97,274,213	33,412,266
Global Energy	471,310,449	524,647,793
Global Financials	6,190,188	94,184,165
Global Healthcare	116,218,402	357,406,984
Global Industrials	75,844,442	109,310,630
Global Materials	113,494,854	127,966,097
Global Tech	211,957,868	423,659,372
Global Utilities	206,485,956	51,095,977

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

72	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Global Comm Services	$101,023,366
Global Consumer Discretionary	9,739,453
Global Consumer Staples	6,762,079
Global Energy	107,331,139
Global Financials	43,499,345
Global Healthcare	29,332,010
Global Industrials	15,245,648
Global Materials	65,245,521
Global Tech	38,230,787
Global Utilities	29,539,175

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation )
Global Comm Services	$263,801,582	$16,395,734	$(24,810,318)	$(8,414,584)
Global Consumer Discretionary	225,830,315	18,658,928	(27,438,987)	(8,780,059)
Global Consumer Staples	783,698,730	124,738,030	(51,425,418)	73,312,612
Global Energy	1,165,141,494	3,218,811	(313,008,639)	(309,789,828)
Global Financials	309,534,457	12,092,186	(58,928,275)	(46,836,089)
Global Healthcare	1,740,365,703	266,692,922	(117,139,060)	149,553,862
Global Industrials	209,232,531	8,073,465	(30,304,303)	(22,230,838)
Global Materials	251,298,693	8,676,499	(77,654,851)	(68,978,352)
Global Tech	2,430,242,002	507,849,398	(92,476,358)	415,373,040
Global Utilities	392,007,405	24,181,882	(29,266,977)	(5,085,095)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (unaudited) (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Year Ended 03/31/19

iShares ETF	Shares	Amount	Shares		Amount
Global Comm Services
Shares sold	700,000	$40,131,774	450,000		$23,495,379
Shares redeemed	(450,000)	(25,571,145)	(3,250,000)		(180,777,670)

Net increase(decrease)	250,000	$14,560,629	(2,800,000)		$(157,282,291)

Global Consumer Discretionary
Shares sold	250,000	$29,730,302	1,500,000		$162,630,548
Shares redeemed	(250,000)	(28,891,001)	(2,200,000)		(243,950,297)

Net increase(decrease)	—	$839,301	(700,000)		$(81,319,749)

Global Consumer Staples
Shares sold	2,000,000	$107,037,886	9,050,000	(a)	$442,307,371
Shares redeemed	(650,000)	(34,038,343)	(5,450,000	)(a)	(270,262,830)

Net increase	1,350,000	$72,999,543	3,600,000		$172,044,541

Global Energy
Shares sold	14,700,000	$474,532,201	24,450,000		$888,792,972
Shares redeemed	(17,400,000)	(528,619,963)	(27,900,000)		(946,470,812)

Net decrease	(2,700,000)	$(54,087,762)	(3,450,000)		$(57,677,840)

Global Financials
Shares sold	100,000	$6,434,871	2,100,000		$131,594,390
Shares redeemed	(1,550,000)	(98,753,149)	(5,750,000)		(352,857,699)

Net decrease	(1,450,000)	$(92,318,278)	(3,650,000)		$(221,263,309)

Global Healthcare
Shares sold	2,000,000	$121,569,129	12,950,000	(a)	$760,986,971
Shares redeemed	(6,000,000)	(364,544,412)	(6,450,000	)(a)	(384,978,882)

Net increase(decrease)	(4,000,000)	$(242,975,283)	6,500,000		$376,008,089

Global Industrials
Shares sold	850,000	$77,545,786	550,000		$48,013,795
Shares redeemed	(1,250,000)	(111,717,376)	(2,050,000)		(182,001,423)

Net decrease	(400,000)	$(34,171,590)	(1,500,000)		$(133,987,628)

Global Materials
Shares sold	1,800,000	$119,813,428	650,000		$44,037,482
Shares redeemed	(2,150,000)	(134,683,936)	(3,350,000)		(218,814,668)

Net decrease	(350,000)	$(14,870,508)	(2,700,000)		$(174,777,186)

74	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/19		Year Ended 03/31/19

iShares ETF	Shares	Amount	Shares	Amount
Global Tech
Shares sold	1,350,000	$237,472,612	10,700,000	$1,773,267,946
Shares redeemed	(2,650,000)	(468,488,711)	(3,950,000)	(648,244,027)

Net increase(decrease)	(1,300,000)	$(231,016,099)	6,750,000	$1,125,023,919

Global Utilities
Shares sold	3,750,000	$212,253,307	3,800,000	$191,541,731
Shares redeemed	(950,000)	(51,776,036)	(2,650,000)	(138,291,795)

Net increase	2,800,000	$160,477,271	1,150,000	$53,249,936

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cashmay also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations made by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ’flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

Certain iShares funds (the “impacted Funds”), along with thousands of other former shareholders of Tribune Company (”Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Global Consumer Discretionary ETF received proceeds of $21,522 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (unaudited) (continued)

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

76	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

I. iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Tech ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings onMay 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of theAdvisoryContract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFAand its affiliates under theAdvisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that theAdvisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rate, and that BFAand the Board had considered during the June 17-19, 2019 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global Healthcare ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory

78	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (continued)

Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings onMay 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent andQuality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	79

Board Review and Approval of Investment Advisory Contract (continued)

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c)Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that theAdvisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFAand the Board had considered during the June 17-19, 2019 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Global Materials ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) ( the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel,

80	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (continued)

deemed reasonably necessary to evaluate the Advisory Contract. At meetings onMay 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent andQuality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory Contract (continued)

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFAand the Board had considered during the June 17-19, 2019 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Global Utilities ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel,

82	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (continued)

deemed reasonably necessary to evaluate the Advisory Contract. At meetings onMay 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent andQuality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

Board Review and Approval of Investment Advisory Contract (continued)

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that theAdvisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFAand the Board had considered during the June 17-19, 2019 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

84	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (continued)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Global Healthcare(a)	$0.493768	$—	$0.003532	$0.497300	99%	—%	1%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. Areturn of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	85

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

86	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	87

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-300-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Asia 50 ETF | AIA | NASDAQ
•	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
•	iShares Europe ETF | IEV | NYSE Arca
•	iShares International Developed Property ETF | WPS | NYSE Arca
•	iShares International Dividend Growth ETF | IGRO | Cboe BZX
•	iShares Latin America 40 ETF | ILF | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® Asia 50 ETF

Investment Objective

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.61)%	(3.46)%	7.12%	6.67%	(3.46)%	41.05%	90.68%
Fund Market	(3.42)	(3.70)	6.97	6.57	(3.70)	40.04	89.03
Index	(2.33)	(2.99)	7.67	7.23	(2.99)	44.69	101.01

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$973.90	$2.47		$1,000.00	$1,022.50	$2.53		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	31.5%
Information Technology	29.0
Communication Services	18.9
Consumer Discretionary	5.2
Real Estate	4.1
Materials	3.5
Energy	2.2
Utilities	2.1
Industrials	1.4
Consumer Staples	1.3
Health Care	0.8

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
China	36.0%
South Korea	22.6
Hong Kong	17.7
Taiwan	17.7
Singapore	6.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	3

Fund Summary as of September 30, 2019	iShares® Emerging Markets Infrastructure ETF

Investment Objective

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.28%	1.88%	(1.22)%	2.96%	1.88%	(5.97)%	33.81%
Fund Market	(0.36)	1.69	(1.38)	2.80	1.69	(6.69)	31.77
Index	(0.44)	2.26	(0.86)	3.21	2.26	(4.22)	37.11

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,002.80	$3.76		$1,000.00	$1,021.20	$3.79		0.75%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	40.2%
Utilities	40.0
Energy	19.8

(a)	Excludes money market funds.

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
China	35.8%
Brazil	19.3
Mexico	11.0
Thailand	10.2
Malaysia	7.5
Russia	6.8
Chile	4.6
South Korea	3.8
United States	1.0

4	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2019	iShares® Europe ETF

Investment Objective

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.48%	(0.91)%	2.05%	4.31%	(0.91)%	10.70%	52.53%
Fund Market	2.38	(0.71)	2.10	4.27	(0.71)	10.97	51.90
Index	2.53	(0.57)	2.37	4.66	(0.57)	12.41	57.70

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,024.80	$2.99		$1,000.00	$1,022.00	$2.98		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	17.6%
Consumer Staples	14.8
Health Care	13.9
Industrials	13.8
Consumer Discretionary	9.3
Energy	7.3
Materials	7.2
Information Technology	5.7
Utilities	4.5
Communication Services	4.4
Real Estate	1.5

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United Kingdom	26.2%
France	17.6
Switzerland	15.8
Germany	13.4
Netherlands	5.7
Spain	4.7
Sweden	3.8
Italy	3.5
Denmark	2.7
Finland	1.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2019	iShares® International Developed Property ETF

Investment Objective

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.54%	8.81%	5.39%	6.94%	8.81%	30.02%	95.62%
Fund Market	1.39	9.06	5.37	6.92	9.06	29.87	95.28
Index	1.63	9.04	5.45	7.07	9.04	30.37	98.01

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,015.40	$2.42		$1,000.00	$1,022.60	$2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Diversified Real Estate Activities	21.6%
Real Estate Operating Companies	19.4
Diversified REITs	15.0
Retail REITs	14.1
Office REITs	11.2
Industrial REITs	8.3
Real Estate Development	3.8
Residential REITs	3.2
Hotel & Resort REITs	1.4
Health Care REITs	1.2
Other (each representing less than 1%)	0.8

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
Japan	31.3%
Hong Kong	12.7
Australia	10.7
United Kingdom	8.1
Germany	8.0
Singapore	7.6
France	5.3
Sweden	3.5
Canada	3.4
Switzerland	2.1

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2019	iShares® International Dividend Growth ETF

Investment Objective

The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends, as represented by the Morningstar® Global ex-US Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.36%	1.32%	6.78%	1.32%	24.79%
Fund Market	4.14	1.61	6.90	1.61	25.26
Index	4.33	1.25	6.73	1.25	24.55

The inception date of the Fund was 5/17/16. The first day of secondary market trading was 5/19/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,043.60	$1.12		$1,000.00	$1,023.90	$1.11		0.22%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	25.9%
Health Care	12.9
Information Technology	12.5
Consumer Staples	11.5
Industrials	10.2
Consumer Discretionary	9.5
Materials	5.7
Communication Services	3.9
Energy	3.5
Real Estate	2.2
Utilities	2.2

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
Canada	16.2%
Japan	15.3
Switzerland	11.7
Germany	9.6
France	9.3
United Kingdom	9.0
South Korea	3.7
Taiwan	3.1
Hong Kong	3.0
Netherlands	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2019	iShares® Latin America 40 ETF

Investment Objective

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.62)%	3.35%	(0.73)%	(0.47)%	3.35%	(3.60)%	(4.59)%
Fund Market	(3.47)	3.58	(0.67)	(0.47)	3.58	(3.32)	(4.60)
Index	(3.42)	3.82	(0.28)	0.11	3.82	(1.37)	1.12

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$963.80	$2.36		$1,000.00	$1,022.60	$2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	40.0%
Materials	14.9
Consumer Staples	14.8
Energy	14.5
Communication Services	5.4
Utilities	3.5
Industrials	3.3
Consumer Discretionary	2.0
Real Estate	1.1
Information Technology	0.5

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
Brazil	62.6%
Mexico	21.7
Chile	9.2
Peru	4.1
Colombia	2.4

(a)	Excludes money market funds.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) September 30, 2019	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 35.9%
Bank of China Ltd., Class H	44,100,000	$17,326,326
China Construction Bank Corp., Class H(a)	56,867,960	43,379,646
China Life Insurance Co. Ltd., Class H	4,287,000	9,930,852
China Merchants Bank Co. Ltd., Class H	2,160,000	10,277,317
China Mobile Ltd.	3,180,500	26,310,103
China Overseas Land & Investment Ltd.	2,158,000	6,785,558
China Petroleum & Chemical Corp., Class H	14,701,600	8,739,120
CNOOC Ltd.	9,242,000	14,099,844
Industrial & Commercial Bank of China Ltd., Class H	44,955,115	30,106,176
Meituan Dianping, Class B(b)	2,036,000	20,803,072
Ping An Insurance Group Co. of China Ltd., Class H	3,083,500	35,419,697
Tencent Holdings Ltd.	3,300,100	139,002,095
Xiaomi Corp., Class B(a)(b)(c)	7,630,000	8,564,941

		370,744,747

Hong Kong — 17.6%
AIA Group Ltd.	6,955,400	65,699,846
CK Asset Holdings Ltd.	1,471,148	9,964,788
CK Hutchison Holdings Ltd.	1,559,148	13,762,921
CLP Holdings Ltd.	1,009,500	10,604,424
Galaxy Entertainment Group Ltd.	1,494,000	9,290,571
Hang Seng Bank Ltd.	420,000	9,054,264
Hong Kong & China Gas Co. Ltd.	5,653,662	11,019,715
Hong Kong Exchanges & Clearing Ltd.	687,800	20,179,351
Link REIT	1,218,000	13,431,653
Sands China Ltd.	1,400,000	6,339,771
Sun Hung Kai Properties Ltd.	855,000	12,302,472

		181,649,776

Singapore — 6.0%
DBS Group Holdings Ltd.(a)	1,029,600	18,613,059
Oversea-Chinese Banking Corp. Ltd.	2,215,574	17,399,041
Singapore Telecommunications Ltd.	4,690,000	10,513,414
United Overseas Bank Ltd.	815,500	15,131,774

		61,657,288

South Korea — 21.0%
Celltrion Inc.(a)(b)	58,800	8,061,865
Hyundai Mobis Co. Ltd.	38,854	8,185,602
Hyundai Motor Co.	82,318	9,221,763
KB Financial Group Inc.	226,450	8,083,781
KT&G Corp.	73,150	6,451,804
LG Chem Ltd.	27,137	6,794,743
NAVER Corp.	83,300	10,933,495
POSCO	40,794	7,741,703
Samsung Electronics Co. Ltd.	2,956,186	121,223,027
Shinhan Financial Group Co. Ltd.(a)	263,586	9,211,131
SK Hynix Inc.	310,406	21,331,249

		217,240,163

Security	Shares	Value

Taiwan — 17.6%
Cathay Financial Holding Co. Ltd.	4,762,866	$6,278,948
Chunghwa Telecom Co. Ltd.	2,180,551	7,801,614
CTBC Financial Holding Co. Ltd.	11,389,359	7,562,436
Formosa Chemicals & Fibre Corp.	2,356,804	6,586,243
Formosa Plastics Corp.	2,512,071	7,651,718
Hon Hai Precision Industry Co. Ltd.	7,172,052	16,921,923
Largan Precision Co. Ltd.	62,000	8,892,972
MediaTek Inc.	847,112	10,075,403
Nan Ya Plastics Corp.	3,207,510	7,206,029
Taiwan Semiconductor Manufacturing Co. Ltd.	10,893,343	95,504,820
Uni-President Enterprises Corp.	2,915,000	7,028,058

		181,510,164

Total Common Stocks — 98.1% (Cost: $958,649,529)		1,012,802,138

Preferred Stocks

South Korea — 1.5%
Samsung Electronics Co. Ltd., Preference Shares, NVS	474,309	15,662,923

Total Preferred Stocks — 1.5% (Cost: $17,568,940)		15,662,923

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(d)(e)(f)	18,932,601	18,942,067
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(d)(e)	1,015,000	1,015,000

		19,957,067

Total Short-Term Investments — 1.9% (Cost: $19,954,029)		19,957,067

Total Investments in Securities — 101.5% (Cost: $996,172,498)		1,048,422,128

Other Assets, Less Liabilities — (1.5)%		(15,474,474)

Net Assets — 100.0%		$1,032,947,654

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	16,829,243	2,103,358	18,932,601	$18,942,067	$195,542	(b)	$(3,581)	$1,497
BlackRock Cash Funds: Treasury, SL Agency Shares	1,051,537	(36,537)	1,015,000	1,015,000	13,705		—	—

				$19,957,067	$209,247		$(3,581)	$1,497

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,012,802,138	$—	$—	$1,012,802,138
Preferred Stocks	15,662,923	—	—	15,662,923
Money Market Funds	19,957,067	—	—	19,957,067

	$1,048,422,128	$—	$—	$1,048,422,128

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) September 30, 2019	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 16.9%
CCR SA	326,400	$1,351,707
Centrais Eletricas Brasileiras SA, ADR	42,064	402,973
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	52,848	627,834
Ultrapar Participacoes SA, ADR	321,568	1,437,409

		3,819,923

Chile — 4.5%
Enel Americas SA, ADR	113,040	1,029,794

China — 35.6%
Beijing Capital International Airport Co. Ltd., Class H	448,000	382,315
Beijing Enterprises Water Group Ltd.(a)	928,000	474,689
CGN Power Co. Ltd., Class H(b)	1,552,000	391,989
China Gas Holdings Ltd.	323,200	1,249,198
China Merchants Port Holdings Co. Ltd.	384,000	578,003
China Oilfield Services Ltd., Class H	672,000	803,204
China Resources Gas Group Ltd.	128,000	632,701
China Suntien Green Energy Corp. Ltd., Class H	720,000	197,464
COSCO SHIPPING Ports Ltd.	480,000	383,295
Guangdong Investment Ltd.	448,000	876,639
Jiangsu Expressway Co. Ltd., Class H	352,000	447,218
Kunlun Energy Co. Ltd.	608,000	523,509
Shenzhen Expressway Co. Ltd., Class H	192,000	250,305
Shenzhen International Holdings Ltd.	264,499	508,120
Zhejiang Expressway Co. Ltd., Class H	416,000	359,783

		8,058,432

Malaysia — 7.4%
Sapura Energy Bhd	4,152,000	277,660
Tenaga Nasional Bhd	430,400	1,402,115

		1,679,775

Mexico — 10.9%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	12,160	578,208
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10,640	1,026,973
Grupo Aeroportuario del Sureste SAB de CV, ADR	5,712	871,080

		2,476,261

South Korea — 3.8%
Korea Electric Power Corp., ADR(a)(c)	79,440	861,130

Thailand — 10.2%
Airports of Thailand PCL, NVDR	940,800	2,299,323

Security	Shares	Value

United States — 1.0%
GasLog Ltd.	16,832	$216,291

Total Common Stocks — 90.3% (Cost: $18,652,211)		20,440,929

Preferred Stocks

Brazil — 2.3%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	150,272	509,422

Russia — 6.7%
Transneft PJSC, Preference Shares, NVS	659	1,521,492

Total Preferred Stocks — 9.0% (Cost: $2,136,664)		2,030,914

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(d)(e)(f)	1,313,019	1,313,676
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(d)(e)	33,000	33,000

		1,346,676

Total Short-Term Investments — 5.9% (Cost: $1,346,515)		1,346,676

Total Investments in Securities — 105.2% (Cost: $22,135,390)		23,818,519

Other Assets, Less Liabilities — (5.2)%		(1,182,136)

Net Assets — 100.0%		$22,636,383

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,825,420	(512,401)	1,313,019	$1,313,676	$2,330	(b)	$18		$161
BlackRock Cash Funds: Treasury, SL Agency Shares	47,828	(14,828)	33,000	33,000	894		—		—

				$1,346,676	$3,224		$18		$161

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Emerging Markets Infrastructure ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$20,440,929	$—	$—	$20,440,929
Preferred Stocks	2,030,914	—	—	2,030,914
Money Market Funds	1,346,676	—	—	1,346,676

	$23,818,519	$—	$—	$23,818,519

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) September 30, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group PLC	406,953	$8,687,778

Austria — 0.2%
Erste Group Bank AG	57,197	1,891,886
OMV AG	28,114	1,509,200

		3,401,086

Belgium — 1.9%
Ageas	36,086	2,001,668
Anheuser-Busch InBev SA/NV	163,191	15,552,963
Galapagos NV(a)	9,221	1,405,372
Groupe Bruxelles Lambert SA	15,826	1,520,034
KBC Group NV	65,868	4,281,269
Proximus SADP	29,965	890,199
Solvay SA	14,182	1,468,815
UCB SA	24,469	1,776,628
Umicore SA	38,272	1,444,906

		30,341,854

Denmark — 2.7%
AP Moller — Maersk A/S, Class A	696	742,896
AP Moller — Maersk A/S, Class B, NVS	1,224	1,384,396
Carlsberg A/S, Class B	20,103	2,972,058
Chr Hansen Holding A/S	19,721	1,674,192
Coloplast A/S, Class B	22,408	2,699,345
Danske Bank A/S	130,540	1,818,035
DSV A/S	40,299	3,835,394
Genmab A/S(a)	12,458	2,529,419
ISS A/S	30,791	762,070
Novo Nordisk A/S, Class B	319,403	16,423,589
Novozymes A/S, Class B	41,445	1,742,874
Orsted A/S(b)	31,843	2,959,934
Pandora A/S	19,168	769,401
Vestas Wind Systems A/S	37,841	2,938,409

		43,252,012

Finland — 1.9%
Elisa OYJ	28,581	1,473,821
Fortum OYJ	82,978	1,962,134
Kone OYJ, Class B	77,146	4,393,622
Metso OYJ	24,454	913,630
Neste OYJ	82,601	2,734,867
Nokia OYJ	1,090,710	5,529,277
Nokian Renkaat OYJ	26,695	753,183
Nordea Bank Abp	609,187	4,325,335
Nordea Bank Abp, New	9,787	69,375
Sampo OYJ, Class A	94,838	3,771,754
Stora Enso OYJ, Class R	117,430	1,415,285
UPM-Kymmene OYJ	104,385	3,086,270
Wartsila OYJ Abp	93,691	1,049,508

		31,478,061

France — 17.5%
Accor SA	36,331	1,515,008
Aeroports de Paris	6,390	1,136,913
Air Liquide SA	81,828	11,650,679
Airbus SE	116,184	15,098,323
Alstom SA	36,560	1,515,789
Arkema SA	13,945	1,300,147
Atos SE	18,557	1,308,531
AXA SA	375,202	9,583,928
BNP Paribas SA	220,408	10,733,699

Security	Shares	Value

France (continued)
Bouygues SA	47,730	$1,912,295
Capgemini SE	30,406	3,583,366
Carrefour SA	111,277	1,948,306
Cie. de Saint-Gobain	104,390	4,097,015
Cie. Generale des Etablissements Michelin SCA	34,422	3,842,750
Credit Agricole SA	243,391	2,955,941
Danone SA	124,006	10,926,163
Dassault Systemes SE	26,114	3,722,384
Edenred	45,691	2,193,237
Eiffage SA	15,410	1,598,014
Electricite de France SA	91,913	1,029,090
Engie SA	350,136	5,718,139
EssilorLuxottica SA	55,680	8,027,883
Gecina SA	10,523	1,654,287
Hermes International	6,680	4,617,127
Kering SA	14,245	7,261,003
Klepierre SA	40,095	1,362,052
Legrand SA	50,556	3,609,005
L’Oreal SA	47,130	13,199,810
LVMH Moet Hennessy Louis Vuitton SE	51,652	20,533,807
Orange SA	365,690	5,738,929
Pernod Ricard SA	41,718	7,431,589
Peugeot SA	110,835	2,764,643
Publicis Groupe SA	43,439	2,136,756
Renault SA	39,499	2,267,635
Safran SA	64,330	10,130,648
Sanofi	219,842	20,386,476
Schneider Electric SE	106,020	9,304,431
SCOR SE	29,934	1,236,504
SES SA	73,080	1,332,511
Societe Generale SA	151,761	4,159,409
Sodexo SA(c)	16,705	1,875,814
STMicroelectronics NV	38,012	734,743
STMicroelectronics NV New	92,497	1,789,410
Suez	80,912	1,272,433
Teleperformance	11,030	2,391,754
Thales SA	20,126	2,314,814
TOTAL SA	484,301	25,282,556
Ubisoft Entertainment SA(a)	14,223	1,028,662
Unibail-Rodamco-Westfield	26,407	3,850,516
Valeo SA	45,546	1,477,214
Veolia Environnement SA	107,360	2,722,440
Vinci SA	95,879	10,329,385
Vivendi SA	158,497	4,350,938

		283,944,901

Germany — 12.5%
adidas AG	35,620	11,092,623
Allianz SE, Registered	81,741	19,057,035
Aroundtown SA	171,280	1,401,218
BASF SE	176,125	12,311,774
Bayer AG, Registered	179,246	12,641,329
Bayerische Motoren Werke AG	61,479	4,329,106
Beiersdorf AG	18,734	2,209,856
Brenntag AG	29,467	1,426,346
Commerzbank AG	201,192	1,167,325
Continental AG	20,592	2,642,294
Covestro AG(b)	32,338	1,600,572
Daimler AG, Registered	171,910	8,549,930
Deutsche Bank AG, Registered	396,319	2,968,732
Deutsche Boerse AG	36,581	5,718,878

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Lufthansa AG, Registered	45,167	$717,935
Deutsche Post AG, Registered	187,953	6,279,355
Deutsche Telekom AG, Registered	622,558	10,448,102
Deutsche Wohnen SE	69,958	2,554,222
E.ON SE	427,722	4,158,952
Fresenius Medical Care AG & Co. KGaA	40,455	2,721,219
Fresenius SE & Co. KGaA	78,203	3,657,095
GEA Group AG	31,457	849,473
Hannover Rueck SE	11,780	1,991,880
HeidelbergCement AG	27,903	2,017,444
Infineon Technologies AG	240,728	4,333,436
LANXESS AG	15,930	972,545
LEG Immobilien AG	12,021	1,376,056
Merck KGaA	25,110	2,829,198
MTU Aero Engines AG	9,910	2,633,986
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	27,622	7,148,945
ProSiebenSat.1 Media SE	44,444	612,444
QIAGEN NV(a)	44,036	1,442,161
RWE AG	112,426	3,516,442
SAP SE	207,989	24,461,745
Siemens AG, Registered	155,611	16,667,827
Symrise AG	24,224	2,354,627
thyssenkrupp AG(c)	77,157	1,068,701
TUIAG	85,015	990,857
United Internet AG, Registered	23,980	855,660
Volkswagen AG	6,280	1,079,686
Vonovia SE	103,985	5,277,114
Wirecard AG	21,930	3,508,511

		203,642,636

Ireland — 0.9%
Bank of Ireland Group PLC	176,888	701,950
CRH PLC	155,494	5,355,122
Flutter Entertainment PLC(a)	15,626	1,460,961
Irish Bank Resolution Corp. Ltd.(a)(d)	211,770	2
Kerry Group PLC, Class A	28,901	3,380,794
Kingspan Group PLC	29,217	1,426,986
Ryanair Holdings PLC, ADR(a)(c)	19,654	1,304,633
Smurfit Kappa Group PLC	45,044	1,340,620

		14,971,068

Italy — 3.5%
Assicurazioni Generali SpA	235,355	4,562,063
Atlantia SpA	89,782	2,171,964
CNH Industrial NV	188,744	1,921,880
Enel SpA	1,480,189	11,055,471
Eni SpA	489,384	7,487,509
Ferrari NV	24,543	3,787,422
Fiat Chrysler Automobiles NV	210,065	2,718,840
Intesa Sanpaolo SpA	3,045,969	7,224,215
Leonardo SpA	80,980	952,589
Mediobanca Banca di Credito Finanziario SpA	133,497	1,458,295
Moncler SpA	36,108	1,287,233
Prysmian SpA	51,126	1,098,030
Snam SpA	415,046	2,096,807
Telecom Italia SpA/Milano(a)	2,069,873	1,181,317
Tenaris SA	89,535	950,146
Terna Rete Elettrica Nazionale SpA	266,881	1,714,881
UniCredit SpA	404,099	4,766,737

		56,435,399

Security	Shares	Value

Netherlands — 5.7%
ABN AMRO Bank NV, CVA(b)	78,686	$1,387,548
Adyen NV(a)(b)	4,574	3,013,885
Aegon NV	266,821	1,110,320
Akzo Nobel NV	44,364	3,955,825
ArcelorMittal	124,014	1,744,892
ASML Holding NV	81,623	20,221,928
EXOR NV	18,476	1,238,363
Heineken Holding NV	19,331	1,925,170
Heineken NV	45,792	4,950,308
ING Groep NV	748,459	7,836,575
Koninklijke Ahold Delhaize NV	229,238	5,736,804
Koninklijke DSM NV	35,291	4,247,557
Koninklijke KPN NV	676,979	2,111,539
Koninklijke Philips NV	173,593	8,043,170
NN Group NV	58,518	2,075,932
Randstad NV	23,791	1,169,497
Unilever NV	296,653	17,836,120
Wolters Kluwer NV	54,406	3,972,813

		92,578,246

Norway — 0.9%
DNB ASA	172,730	3,046,460
Equinor ASA	212,680	4,050,680
Mowi ASA	85,342	1,971,537
Norsk Hydro ASA	265,904	936,493
Orkla ASA	158,795	1,446,395
Telenor ASA	125,804	2,527,586
Yara International ASA	33,335	1,437,456

		15,416,607

Portugal — 0.2%
EDP — Energias de Portugal SA	414,468	1,609,500
Galp Energia SGPS SA	86,141	1,298,318

		2,907,818

Spain — 4.7%
ACS Actividades de Construccion y Servicios SA	53,438	2,135,742
Aena SME SA(b)	14,070	2,576,971
Amadeus IT Group SA	83,790	6,003,381
Banco Bilbao Vizcaya Argentaria SA	1,288,533	6,715,448
Banco de Sabadell SA	1,068,602	1,037,074
Banco Santander SA	3,186,650	12,980,920
CaixaBank SA	682,177	1,792,339
Cellnex Telecom SA(b)	40,195	1,660,800
Enagas SA	46,564	1,079,244
Endesa SA	60,678	1,596,889
Ferrovial SA	92,312	2,667,927
Grifols SA	56,099	1,653,743
Iberdrola SA	1,154,518	12,002,538
Industria de Diseno Textil SA	204,743	6,339,186
International Consolidated Airlines Group SA	165,967	971,475
Naturgy Energy Group SA	64,162	1,702,568
Red Electrica Corp. SA	83,005	1,686,319
Repsol SA	282,054	4,409,482
Telefonica SA	882,509	6,735,740

		75,747,786

Sweden — 3.8%
Alfa Laval AB	57,439	1,135,092
Assa Abloy AB, Class B	192,814	4,296,674
Atlas Copco AB, Class A	126,044	3,886,896
Atlas Copco AB, Class B	74,827	2,030,466
Boliden AB	51,850	1,193,133

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Electrolux AB, Series B	49,254	$1,169,214
Epiroc AB, Class A	120,540	1,308,118
Epiroc AB, Class B	74,351	769,058
Essity AB, Class B	115,631	3,378,792
Hennes & Mauritz AB, Class B	148,450	2,881,384
Hexagon AB, Class B	53,708	2,592,497
Industrivarden AB, Class A	29,234	658,290
Industrivarden AB, Class C	31,923	699,685
Investor AB, Class B	87,336	4,273,465
Kinnevik AB, Class B	46,199	1,216,511
Sandvik AB	210,969	3,290,440
Securitas AB, Class B	61,066	936,596
Skandinaviska Enskilda Banken AB, Class A	306,393	2,819,570
Skanska AB, Class B	71,154	1,443,032
SKF AB, Class B	72,107	1,193,209
Svenska Cellulosa AB SCA, Class B	114,685	1,023,891
Svenska Handelsbanken AB, Class A	290,620	2,724,669
Swedbank AB, Class A	177,254	2,554,568
Swedish Match AB	33,425	1,383,961
Tele2 AB, Class B	95,129	1,417,431
Telefonaktiebolaget LM Ericsson, Class B	501,875	4,015,143
Telia Co. AB	508,006	2,277,002
Volvo AB, Class B	313,191	4,403,783

		60,972,570

Switzerland — 15.7%
ABB Ltd., Registered	372,297	7,321,611
Adecco Group AG, Registered	31,813	1,761,735
Alcon Inc.(a)	93,772	5,473,129
Baloise Holding AG, Registered	9,385	1,682,834
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	206	1,522,559
Chocoladefabriken Lindt & Spruengli AG, Registered	21	1,739,558
Cie. Financiere Richemont SA, Registered	100,170	7,355,410
Clariant AG, Registered	47,102	917,808
Credit Suisse Group AG, Registered	469,784	5,764,235
Geberit AG, Registered	7,086	3,386,840
Givaudan SA, Registered	1,541	4,302,406
Julius Baer Group Ltd.	42,645	1,891,152
Kuehne + Nagel International AG, Registered	9,738	1,435,577
LafargeHolcim Ltd., Registered	93,306	4,596,290
Logitech International SA, Registered	33,431	1,357,155
Lonza Group AG, Registered	14,245	4,820,000
Nestle SA, Registered	572,000	62,113,182
Novartis AG, Registered	490,157	42,539,424
Partners Group Holding AG	3,660	2,810,839
Roche Holding AG, NVS	135,114	39,356,026
Roche Holding AG Bearer	5,115	1,481,434
Schindler Holding AG, Participation Certificates, NVS	7,518	1,682,814
Schindler Holding AG, Registered	4,035	900,758
SGS SA, Registered	1,008	2,500,920
Sika AG, Registered	24,368	3,567,896
Sonova Holding AG, Registered	10,538	2,451,804
Straumann Holding AG, Registered	2,200	1,799,890
Swatch Group AG (The), Bearer	5,945	1,579,332
Swatch Group AG (The), Registered	11,893	598,139
Swiss Life Holding AG, Registered	6,522	3,120,540
Swiss Prime Site AG, Registered	14,563	1,426,141
Swiss Re AG	55,876	5,833,316
Swisscom AG, Registered	4,856	2,397,441
Temenos AG, Registered	12,419	2,079,901

Security	Shares	Value

Switzerland (continued)
UBS Group AG, Registered	737,877	$8,384,041
Vifor Pharma AG	8,456	1,352,163
Zurich Insurance Group AG	29,005	11,111,578

		254,415,878

United Kingdom — 26.1%
3i Group PLC	185,023	2,659,664
Anglo American PLC	268,415	6,189,325
Antofagasta PLC	65,898	730,043
Ashtead Group PLC	95,859	2,674,395
Associated British Foods PLC	68,021	1,930,426
AstraZeneca PLC	252,425	22,586,300
Aviva PLC	754,115	3,710,677
BAE Systems PLC	609,691	4,282,535
Barclays PLC	3,083,123	5,714,194
Barratt Developments PLC	191,432	1,528,642
Berkeley Group Holdings PLC	24,675	1,270,708
BP PLC	3,892,193	24,739,561
British American Tobacco PLC	439,461	16,287,044
British Land Co. PLC (The)	178,854	1,288,909
BT Group PLC	1,676,960	3,690,386
Bunzl PLC	63,746	1,669,276
Burberry Group PLC	78,230	2,095,797
Carnival PLC	35,696	1,482,401
Centrica PLC	1,084,348	985,345
Cobham PLC(a)	470,067	908,575
Compass Group PLC	304,469	7,852,873
Croda International PLC	25,258	1,512,696
DCC PLC	19,486	1,703,933
Diageo PLC(c)	456,321	18,742,264
Direct Line Insurance Group PLC	262,100	969,603
DS Smith PLC	260,654	1,157,619
easyJet PLC	49,828	706,135
Experian PLC	176,480	5,652,207
Ferguson PLC	44,438	3,254,990
G4S PLC	295,724	689,484
GlaxoSmithKline PLC	961,042	20,661,152
Glencore PLC	2,097,761	6,326,959
GVC Holdings PLC	110,081	1,008,443
Halma PLC	72,833	1,769,013
Hargreaves Lansdown PLC	52,056	1,333,649
HSBC Holdings PLC	3,953,679	30,431,242
IMI PLC	58,197	688,618
Imperial Brands PLC	184,213	4,150,116
Informa PLC	239,341	2,512,887
InterContinental Hotels Group PLC	35,962	2,249,035
Intertek Group PLC	30,783	2,078,018
ITV PLC	690,274	1,070,936
J Sainsbury PLC	322,921	874,662
Johnson Matthey PLC	37,934	1,429,027
Kingfisher PLC	409,776	1,044,271
Land Securities Group PLC	144,579	1,525,802
Legal & General Group PLC	1,130,964	3,461,917
Lloyds Banking Group PLC	13,456,202	8,974,217
London Stock Exchange Group PLC	60,310	5,431,305
Marks & Spencer Group PLC	373,005	847,832
Melrose Industries PLC	945,878	2,349,860
Micro Focus International PLC	70,880	992,942
Mondi PLC	92,726	1,780,268
National Grid PLC	719,651	7,820,915
Next PLC	25,623	1,953,243

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ocado Group PLC(a)	113,270	$1,845,979
Pearson PLC	148,656	1,351,933
Persimmon PLC	61,429	1,642,667
Prudential PLC	494,738	8,992,565
Reckitt Benckiser Group PLC	141,765	11,082,774
RELX PLC	388,020	9,240,382
Rentokil Initial PLC	350,071	2,018,053
Rio Tinto PLC	190,898	9,901,400
Rolls-Royce Holdings PLC	364,743	3,561,621
Royal Bank of Scotland Group PLC	881,084	2,254,037
Royal Dutch Shell PLC, Class A	824,606	24,225,293
Royal Dutch Shell PLC, Class B	718,226	21,206,267
RSA Insurance Group PLC	205,534	1,353,019
Sage Group PLC (The)	213,845	1,821,985
Schroders PLC	23,815	902,427
Segro PLC	214,687	2,145,042
Severn Trent PLC	45,774	1,221,218
Smith & Nephew PLC	170,467	4,115,201
Smiths Group PLC	74,912	1,449,330
Spirax-Sarco Engineering PLC	14,543	1,405,929
SSE PLC	201,769	3,096,809
St. James’s Place PLC	100,690	1,215,242
Standard Chartered PLC	525,819	4,433,387
Standard Life Aberdeen PLC	460,998	1,623,594
Tate & Lyle PLC	88,912	806,407
Taylor Wimpey PLC	620,128	1,234,156
Tesco PLC	1,857,570	5,516,689
Travis Perkins PLC	47,721	759,193
Unilever PLC	224,621	13,535,538
United Utilities Group PLC	129,996	1,322,882
Vodafone Group PLC	5,161,374	10,303,781
Weir Group PLC (The)	49,465	868,923
Whitbread PLC	26,378	1,395,790
Wm Morrison Supermarkets PLC	448,611	1,107,305
WPP PLC	241,059	3,024,039

		423,413,193

Total Common Stocks — 98.7% (Cost: $1,853,085,772)		1,601,606,893

Preferred Stocks

Germany —0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,624	590,117

Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	33,990	$3,364,675
Porsche Automobil Holding SE, Preference Shares, NVS	29,225	1,902,107
Volkswagen AG, Preference Shares, NVS	35,459	6,032,874

		11,889,773

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,148,160	627,865

Total Preferred Stocks — 0.8% (Cost: $18,039,004)		12,517,638

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(e)(f)(g)	3,921,767	3,923,728
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(e)(f)	777,000	777,000

		4,700,728

Total Short-Term Investments — 0.3% (Cost: $4,699,834)		4,700,728

Total Investments in Securities — 99.8% (Cost: $1,875,824,610)		1,618,825,259

Other Assets, Less Liabilities — 0.2%		3,261,592

Net Assets — 100.0%		$1,622,086,851

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	9,844,870	(5,923,103)	3,921,767	$3,923,728	$108,045	(b)	$1,345		$245
BlackRock Cash Funds: Treasury, SL Agency Shares	979,188	(202,188)	777,000	777,000	11,443		—		—

				$4,700,728	$119,488		$1,345		$245

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	138	12/20/19	$5,348	$74,924
FTSE 100 Index	34	12/20/19	3,094	36,856

				$111,780

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$111,780

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,212,344

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(163,125)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,743,648

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Europe ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,601,606,891	$—	$2	$1,601,606,893
Preferred Stocks	12,517,638	—	—	12,517,638
Money Market Funds	4,700,728	—	—	4,700,728

	$1,618,825,257	$—	$2	$1,618,825,259

Derivative financial instruments(a)
Assets
Futures Contracts	$111,780	$—	$—	$111,780

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) September 30, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.6%
Abacus Property Group	50,982	$134,788
APN Industria REIT(a)(b)	18,464	35,989
Arena REIT	42,560	82,095
Aveo Group	59,904	86,057
BWP Trust	69,952	186,358
Cedar Woods Properties Ltd.	8,288	38,793
Centuria Metropolitan REIT	38,000	77,912
Charter Hall Education Trust	38,234	91,801
Charter Hall Group	66,391	521,657
Charter Hall Long Wale REIT	42,417	163,925
Charter Hall Retail REIT	51,872	148,687
Cromwell Property Group	270,871	232,015
Dexus	153,632	1,236,152
GDI Property Group	69,502	71,251
Goodman Group	224,672	2,148,695
GPT Group (The)	267,900	1,113,020
Growthpoint Properties Australia Ltd.	42,032	122,465
Hotel Property Investments	20,608	44,755
Ingenia Communities Group	30,766	83,416
Lendlease Group	82,761	980,167
Mirvac Group	555,594	1,146,644
New South Resources Ltd.(a)	102,844	124,507
Rural Funds Group(b)	41,404	47,333
Scentre Group	741,824	1,966,270
Shopping Centres Australasia Property Group	127,712	224,813
Stockland	345,002	1,058,724
Vicinity Centres	449,639	779,375
Villa World Ltd.	17,497	27,496
Viva Energy REIT	67,808	130,339

		13,105,499

Austria — 0.7%
CA Immobilien Anlagen AG	10,387	368,593
IMMOFINANZ AG	12,592	350,746
S IMMO AG	6,578	151,315

		870,654

Belgium — 1.5%
Aedifica SA	3,480	402,912
Befimmo SA	3,186	195,898
Cofinimmo SA	3,486	491,016
Intervest Offices & Warehouses NV	3,028	86,985
Montea CVA	1,569	132,908
Retail Estates NV	1,080	100,905
Warehouses De Pauw CVA	2,468	453,099

		1,863,723

British Virgin Islands — 0.0%
MAS Real Estate Inc.	61,376	73,671

Canada — 3.4%
Allied Properties REIT	7,936	321,096
Artis REIT	10,013	95,139
Boardwalk REIT	3,169	106,295
Canadian Apartment Properties REIT	11,100	456,659
Choice Properties REIT	21,222	231,454
Cominar REIT	12,447	123,812
Crombie REIT	6,208	74,083
CT REIT	6,656	75,559
Dream Global REIT	13,179	165,434
Dream Industrial REIT	8,261	82,548

Security	Shares	Value

Canada (continued)
Dream Office REIT(b)	4,034	$90,217
Dream Unlimited Corp., Class A	9,568	69,086
First Capital Realty Inc.	24,580	409,729
Granite REIT	3,349	162,265
H&R Real Estate Investment Trust	19,456	339,892
InterRent REIT	8,640	106,760
Killam Apartment REIT	6,368	96,338
Minto Apartment Real Estate Investment Trust	1,728	29,522
Morguard North American REIT	2,528	37,901
Northview Apartment Real Estate Investment Trust	4,320	94,035
NorthWest Healthcare Properties REIT	8,128	72,256
RioCan REIT	20,640	411,241
Slate Office REIT	5,152	24,631
Slate Retail REIT(a)	2,944	28,684
SmartCentres Real Estate Investment Trust	9,929	243,725
Summit Industrial Income REIT	9,126	90,502
Tricon Capital Group Inc.	20,489	157,227
True North Commercial Real Estate Investment Trust	2,880	15,053

		4,211,143

China — 0.4%
China Merchants Land Ltd.	192,000	26,451
Gemdale Properties & Investment Corp. Ltd.	962,000	106,761
Greenland Hong Kong Holdings Ltd.	92,000	31,451
K Wah International Holdings Ltd.	224,000	118,295
Road King Infrastructure Ltd.	32,000	54,045
Yuexiu REIT	224,000	143,439
Zhuguang Holdings Group Co. Ltd.(a)(b)	320,000	43,677

		524,119

Finland — 0.1%
Citycon OYJ	9,260	97,167

France — 5.3%
Altarea SCA(b)	511	105,290
Covivio	6,288	665,638
Gecina SA	7,649	1,202,475
ICADE	3,913	350,021
Klepierre SA	29,418	999,348
Mercialys SA	3,424	45,541
Nexity SA	6,566	312,672
Unibail-Rodamco-Westfield	13,008	1,896,752
Unibail-Rodamco-Westfield, New	6,325	922,275

		6,500,012

Germany — 7.9%
ADLER Real Estate AG	5,921	74,621
ADO Properties SA(c)	3,890	160,305
alstria office REIT AG	21,664	371,749
Aroundtown SA	125,632	1,027,778
Deutsche EuroShop AG	7,104	200,435
Deutsche Wohnen SE	50,592	1,847,154
DIC Asset AG	5,981	76,550
Grand City Properties SA	14,145	318,287
Hamborner REIT AG	10,622	110,937
LEG Immobilien AG	8,800	1,007,345
TAG Immobilien AG	20,428	466,346
TLG Immobilien AG	8,544	232,401
Vonovia SE	76,261	3,870,155

		9,764,063

Hong Kong — 12.7%
Champion REIT	256,000	165,564

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Chinese Estates Holdings Ltd.	71,000	$50,628
CK Asset Holdings Ltd.	355,500	2,407,971
Far East Consortium International Ltd./HK	128,000	54,208
Hang Lung Group Ltd.	128,000	318,718
Hang Lung Properties Ltd.	271,000	615,328
Henderson Land Development Co. Ltd.	231,044	1,075,734
Hongkong Land Holdings Ltd.	160,100	899,762
Hysan Development Co. Ltd.	88,000	354,721
Kerry Properties Ltd.	84,500	260,310
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	112,500	31,141
Link REIT	294,500	3,247,637
Prosperity REIT	160,000	59,188
Sino Land Co. Ltd.	404,000	607,077
Sun Hung Kai Properties Ltd.	210,000	3,021,660
Sunlight REIT	161,000	107,615
Swire Properties Ltd.	153,600	481,996
Wharf Holdings Ltd. (The)	167,000	364,275
Wharf Real Estate Investment Co. Ltd.	160,000	873,536
Wheelock &Co. Ltd.	113,000	643,602

		15,640,671

Ireland — 0.4%
Green REIT PLC	93,367	194,009
Hibernia REIT PLC	97,579	156,380
Irish Residential Properties REIT PLC	51,637	96,714

		447,103

Israel — 1.5%
ADO Group Ltd.(a)	1,649	45,309
Airport City Ltd.(a)	10,121	196,545
Alony Hetz Properties & Investments Ltd.(b)	18,080	264,505
Amot Investments Ltd.	22,834	169,031
Azrieli Group Ltd.	5,056	397,114
Big Shopping Centers Ltd.	855	78,076
Gazit-Globe Ltd.	12,086	121,806
Jerusalem Economy Ltd.(a)	31,200	138,236
Melisron Ltd.	2,349	151,746
Property & Building Corp. Ltd.	288	29,697
REIT 1 Ltd.	24,512	154,443
Sella Capital Real Estate Ltd.	27,488	71,903

		1,818,411

Italy —0.0%
Immobiliare Grande Distribuzione SIIQ SpA	7,136	43,722

Japan — 31.2%
Activia Properties Inc.	98	500,541
Advance Residence Investment Corp.	192	630,673
Aeon Mall Co. Ltd.	12,980	204,774
AEON REIT Investment Corp.	196	270,038
Comforia Residential REIT Inc.	96	308,230
CRE Logistics REIT Inc.(b)	32	39,913
Daibiru Corp.	9,600	98,243
Daito Trust Construction Co. Ltd.	10,700	1,367,263
Daiwa House Industry Co. Ltd.	93,200	3,023,449
Daiwa House REIT Investment Corp.	256	720,093
Daiwa Office Investment Corp.	45	349,341
Dear Life Co. Ltd.	3,200	14,449
ESCON Japan Reit Investment Corp.	32	36,093
Frontier Real Estate Investment Corp.	75	319,570
Fukuoka REIT Corp.	96	163,176

Security	Shares	Value

Japan (continued)
Global One Real Estate Investment Corp.	128	$173,035
GLP J-REIT	544	721,810
Goldcrest Co. Ltd.	3,200	62,771
Hankyu Hanshin REIT Inc.	96	143,278
Health Care & Medical Investment Corp.	32	41,068
Heiwa Real Estate Co. Ltd.	5,600	125,394
Heiwa Real Estate REIT Inc.	128	164,745
Hoshino Resorts REIT Inc.	32	176,470
Hulic Co. Ltd.	70,400	719,796
Hulic Reit Inc.	160	294,018
Ichigo Hotel REIT Investment Corp.	32	38,255
Ichigo Inc.	32,000	128,799
Ichigo Office REIT Investment	224	233,171
Industrial & Infrastructure Fund Investment Corp.	256	367,626
Invesco Office J-Reit Inc.	1,248	248,157
Invincible Investment Corp.	864	533,230
Itochu Advance Logistics Investment Corp.	32	34,465
Japan Excellent Inc.	160	261,152
Japan Hotel REIT Investment Corp.	640	477,298
Japan Logistics Fund Inc.	133	329,070
Japan Prime Realty Investment Corp.	134	636,058
Japan Property Management Center Co. Ltd.	2,000	27,351
Japan Real Estate Investment Corp.	197	1,321,536
Japan Rental Housing Investments Inc.	224	206,227
Japan Retail Fund Investment Corp.	359	759,356
Katitas Co. Ltd.	3,200	131,464
Keihanshin Building Co. Ltd.	6,400	77,694
Kenedix Inc.	25,600	129,096
Kenedix Office Investment Corp.	64	505,723
Kenedix Residential Next Investment Corp.	128	252,506
Kenedix Retail REIT Corp.	79	197,948
LaSalle Logiport REIT	160	229,174
Leopalace21 Corp.(a)(b)	35,200	82,728
Marimo Regional Revitalization REIT Inc.	32	36,834
MCUBS MidCity Investment Corp.	224	246,022
Mirai Corp.	240	142,346
Mitsubishi Estate Co. Ltd.	194,000	3,740,884
Mitsubishi Estate Logistics REIT Investment Corp.	32	102,003
Mitsui Fudosan Co. Ltd.	140,856	3,491,587
Mitsui Fudosan Logistics Park Inc.	53	220,925
Mori Hills REIT Investment Corp.	224	355,664
Mori Trust Hotel Reit Inc.	32	42,430
Mori Trust Sogo REIT Inc.	128	229,530
Nippon Accommodations Fund Inc.	72	448,355
Nippon Building Fund Inc.	198	1,520,611
Nippon Commercial Development Co. Ltd.	3,300	44,519
Nippon Prologis REIT Inc.	327	895,903
NIPPON REIT Investment Corp.	64	267,370
Nomura Real Estate Holdings Inc.	16,000	345,538
Nomura Real Estate Master Fund Inc.	640	1,155,938
One REIT Inc.	32	94,009
Ooedo Onsen Reit Investment Corp.	32	27,270
Orix JREIT Inc.	384	838,529
Premier Investment Corp.	192	281,760
Sakura Sogo REIT Investment Corp.	47	42,184
SAMTY Co. Ltd.	3,200	55,783
Samty Residential Investment Corp.	75	86,051
Sankei Real Estate Inc.	32	35,472
Sekisui House Reit Inc.	541	485,060
Shinoken Group Co. Ltd.	3,200	28,395

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Star Asia Investment Corp.	64	$69,048
Star Mica Holdings Co. Ltd.	3,200	55,517
Starts Proceed Investment Corp.	32	60,965
Sumitomo Realty & Development Co. Ltd.	67,200	2,557,424
Sun Frontier Fudousan Co. Ltd.	3,200	38,166
Takara Leben Co. Ltd.	9,600	37,130
Takara Leben Real Estate Investment Corp.	60	65,121
TOC Co. Ltd.	6,400	48,855
Tokyo Tatemono Co. Ltd.	32,000	449,466
Tokyu Fudosan Holdings Corp.	83,200	530,417
Tokyu REIT Inc.	128	243,623
Tosei Corp.	3,200	37,781
Tosei Reit Investment Corp.	32	40,801
United Urban Investment Corp.	448	858,071
Unizo Holdings Co. Ltd.	4,900	218,307
XYMAX REIT Investment Corp.	32	38,758

		38,486,737

Malta — 0.0%
BGP Holdings PLC(a)(d)	1,986,852	22

Netherlands — 0.4%
Brack Capital Properties NV(a)	1	89
Eurocommercial Properties NV	5,632	156,938
NSI NV	2,592	112,043
Vastned Retail NV	2,587	77,277
Wereldhave NV	5,576	124,011

		470,358

New Zealand — 0.6%
Argosy Property Ltd.	118,092	108,483
Goodman Property Trust	142,304	197,648
Kiwi Property Group Ltd.	198,318	207,673
Precinct Properties New Zealand Ltd.	153,944	180,030
Vital Healthcare Property Trust	49,312	84,105

		777,939

Norway — 0.3%
Entra ASA(c)	19,668	308,681
Selvaag Bolig ASA	6,912	39,178

		347,859

Singapore — 7.6%
AIMS APAC REIT(b)	83,285	86,724
ARA US Hospitality Trust(a)	60,800	53,504
Ascendas Hospitality Trust	118,400	93,323
Ascendas India Trust	112,000	126,343
Ascendas REIT	361,636	815,897
Ascott Residence Trust	172,843	164,981
Cache Logistics Trust	156,880	83,948
CapitaLand Commercial Trust	400,164	598,987
CapitaLand Ltd.	352,000	898,518
CapitaLand Mall Trust	396,900	754,825
CapitaLand Retail China Trust	104,960	116,125
CDL Hospitality Trusts	115,100	136,499
Chip Eng Seng Corp. Ltd.(b)	60,800	27,478
City Developments Ltd.	86,400	613,528
ESR-REIT(b)	297,699	114,094
Far East Hospitality Trust	120,900	60,323
First REIT	80,000	58,428
Fortune REIT	192,000	219,690
Frasers Centrepoint Trust(b)	101,807	201,715
Frasers Commercial Trust(b)	96,000	111,765

Security	Shares	Value

Singapore (continued)
Frasers Hospitality Trust	115,200	$59,562
Frasers Logistics & Industrial Trust	224,000	200,853
Keppel DC REIT(b)	131,224	181,241
Keppel REIT	275,200	250,743
Lippo Malls Indonesia Retail Trust(b)	262,400	43,642
Manulife US Real Estate Investment Trust	195,200	173,728
Mapletree Commercial Trust	265,621	439,853
Mapletree Industrial Trust	198,440	348,694
Mapletree Logistics Trust	403,264	472,404
Mapletree North Asia Commercial Trust	297,400	283,873
OUE Commercial Real Estate Investment Trust	345,600	134,951
OUE Ltd.(b)	38,400	40,541
Oxley Holdings Ltd.(b)	124,800	28,427
Parkway Life REIT	57,500	130,143
Sabana Shari’ah Compliant Industrial REIT	121,620	40,015
Sasseur Real Estate Investment Trust	67,200	38,632
Soilbuild Business Space REIT(b)	113,137	43,769
SPH REIT	86,400	68,100
Starhill Global REIT	192,000	103,435
Suntec REIT	329,600	452,845
UOL Group Ltd.	73,600	399,161
Wing Tai Holdings Ltd.	44,800	66,411

		9,337,718

Spain — 1.1%
Aedas Homes SAU(a)(c)	3,296	75,639
Inmobiliaria Colonial Socimi SA	34,341	414,445
Lar Espana Real Estate Socimi SA	9,557	80,331
Merlin Properties Socimi SA	51,758	722,824
Metrovacesa SA(c)	6,464	62,296
Quabit Inmobiliaria SA(a)	17,719	15,550

		1,371,085

Sweden — 3.5%
Atrium Ljungberg AB, Class B	6,816	150,779
Castellum AB	35,930	770,334
Catena AB	3,168	104,073
Dios Fastigheter AB	12,160	106,238
Fabege AB	38,400	633,481
Fastighets AB Balder, Class B(a)	13,490	511,493
Hembla AB(a)	5,073	111,189
Hemfosa Fastigheter AB	23,957	242,929
Hufvudstaden AB, Class A	16,608	301,007
Klovern AB, Class B	74,624	139,424
Kungsleden AB	25,454	231,444
Nyfosa AB(a)	23,477	159,981
Sagax AB, Class D	12,256	46,994
Samhallsbyggnadsbolaget i Norden AB	8,512	30,647
Samhallsbyggnadsbolaget i Norden AB	44,704	96,163
Wallenstam AB, Class B	29,440	334,159
Wihlborgs Fastigheter AB	19,224	312,835

		4,283,170

Switzerland — 2.0%
Allreal Holding AG, Registered	2,006	385,850
Intershop Holding AG(b)	195	105,405
Mobimo Holding AG, Registered	929	262,727
PSP Swiss Property AG, Registered	5,728	727,812
Swiss Prime Site AG, Registered	10,779	1,055,578

		2,537,372

United Kingdom — 8.1%
AEW UKREIT PLC	16,096	18,625

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Assura PLC	332,128	$291,818
Big Yellow Group PLC	21,856	279,835
British Land Co. PLC (The)	132,558	955,278
Capital &Counties Properties PLC	119,346	345,909
Capital & Regional PLC	13,248	3,265
Civitas Social Housing PLC	88,032	93,945
Derwent London PLC	14,880	617,944
Empiric Student Property PLC	81,640	93,864
F&C Commercial Property Trust Ltd.	111,762	160,587
Grainger PLC	85,941	260,526
Great Portland Estates PLC	38,057	351,732
Hammerson PLC	107,680	376,320
Hansteen Holdings PLC	62,214	70,840
Helical PLC	14,720	70,562
Intu Properties PLC(b)	133,946	73,188
Land Securities Group PLC	105,958	1,118,219
LondonMetric Property PLC	116,040	310,873
LXI REIT PLC	72,886	116,942
NewRiver REIT PLC	42,336	101,420
Picton Property Income Ltd. (The)	76,116	82,354
Primary Health Properties PLC	161,863	264,489
RDI REIT PLC	38,213	51,422
Regional REIT Ltd.(c)	54,202	68,797
Safestore Holdings PLC	29,241	240,885
Schroder REIT Ltd.	71,648	48,914
Segro PLC	153,537	1,534,063
Shaftesbury PLC	31,552	353,239
St. Modwen Properties PLC	28,480	152,316
Triple Point Social Housing Reit PLC(c)	46,976	54,299
Tritax Big Box REIT PLC	242,361	446,797
U & I Group PLC	18,752	36,187
UK Commercial Property REIT Ltd.	108,224	112,026
UNITE Group PLC (The)	41,069	552,654
Urban & Civic PLC	19,776	78,959
Workspace Group PLC	18,132	215,062

		10,004,155

United States — 0.2%
Brookfield Property REIT Inc., Class A	10,098	205,898

Total Common Stocks — 99.5% (Cost: $132,881,378)		122,782,271

Rights

Austria — 0.0%
BUWOG AG , (Expires 12/31/99)(a)(b)(d)	1,869	0	(e)

Security	Shares	Value

Singapore — 0.0%
Chip Eng Seng Corp. Ltd., (Expires 10/10/19)(a)(b)	19,200	$14
ESR-REIT, (Expires 10/04/19)(a)	7,890	114
Keppel DC REIT, (Expires 10/07/19)(a)	13,778	1,993
Manulife US Real Estate Investment Trust, (Expires 10/10/19)(a)	10,150	304

		2,425

Total Rights — 0.0% (Cost: $0)		2,425

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(f)(g)(h)	1,319,051	1,319,710
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(f)(g)	56,000	56,000

		1,375,710

Total Short-Term Investments — 1.1% (Cost: $1,375,208)		1,375,710

Total Investments in Securities — 100.6% (Cost: $134,256,586)		124,160,406

Other Assets, Less Liabilities — (0.6)%		(705,725)

Net Assets — 100.0%		$123,454,681

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® International Developed Property ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,098,794	(779,743)	1,319,051	$1,319,710	$27,850	(b)	$425		$(99)
BlackRock Cash Funds: Treasury, SL Agency Shares	58,195	(2,195)	56,000	56,000	858		—		—

				$1,375,710	$28,708		$425		$(99)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$122,782,249	$—	$22		$122,782,271
Rights	14	2,411	0	(a)	2,425
Money Market Funds	1,375,710	—	—		1,375,710

	$124,157,973	$2,411	$22		$124,160,406

(a)	Rounds to less than $1.

See notes to financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
Aristocrat Leisure Ltd.	4,563	$94,172
Boral Ltd.	43,578	141,959
Challenger Ltd.	12,096	60,126
Computershare Ltd.	5,400	58,819
Corporate Travel Management Ltd.	945	12,033
CSL Ltd.	2,079	327,676
Domino’s Pizza Enterprises Ltd.	1,107	34,680
JB Hi-Fi Ltd.	1,836	42,102
Macquarie Group Ltd.	5,940	525,137
NIB Holdings Ltd.	7,830	38,551
Ramsay Health Care Ltd.	1,242	54,339
REA Group Ltd.	540	39,414
Sonic Healthcare Ltd.	5,346	101,137
Star Entertainment Grp Ltd. (The)	18,387	54,069
Washington H Soul Pattinson & Co. Ltd.	2,025	28,722

		1,612,936

Austria — 0.1%
CA Immobilien Anlagen AG	1,620	57,487
voestalpine AG	2,700	62,050

		119,537

Belgium — 0.1%
Melexis NV(a)	459	31,801
UCB SA	891	64,693

		96,494

Canada — 16.1%
Alimentation Couche-Tard Inc., Class B	2,376	72,859
Atco Ltd./Canada, Class I, NVS	2,214	81,069
Bank of Montreal	10,746	791,990
Bank of Nova Scotia (The)	23,841	1,355,012
Boyd Group Income Fund	14	1,856
Brookfield Asset Management Inc., Class A	4,644	246,756
CAE Inc.	2,430	61,778
Canadian Imperial Bank of Commerce	9,207	760,134
Canadian National Railway Co.	4,536	407,555
Canadian Natural Resources Ltd.	20,952	557,823
Canadian Tire Corp. Ltd., Class A, NVS	675	75,795
Canadian Utilities Ltd., Class A, NVS	2,376	70,078
Canadian Western Bank	2,862	71,896
Cogeco Communications Inc.	459	37,015
Dollarama Inc.	972	34,820
Empire Co. Ltd., Class A, NVS	1,571	42,562
Finning International Inc.	3,078	53,911
Fortis Inc./Canada	5,400	228,440
Gildan Activewear Inc.	1,350	47,943
IA Financial Corp Inc.	1,485	67,621
Imperial Oil Ltd.	1,809	47,138
Intact Financial Corp.	1,431	144,116
Laurentian Bank of Canada	1,686	57,342
Loblaw Companies Ltd.	1,531	87,258
Magna International Inc.	3,321	177,137
Manulife Financial Corp.	33,615	616,952
Methanex Corp.	1,404	49,850
Metro Inc.	1,161	51,149
National Bank of Canada	5,508	274,235
Open Text Corp.	2,133	87,060
Parkland Fuel Corp.	1,944	62,387
Premium Brands Holdings Corp.	594	41,782
Ritchie Bros Auctioneers Inc.	1,269	50,616

Security	Shares	Value

Canada (continued)
Royal Bank of Canada	22,302	$1,810,269
Saputo Inc.	1,674	51,484
SNC-Lavalin Group Inc.	2,403	33,867
Suncor Energy Inc.	19,818	625,524
TC Energy Corp.	16,146	836,568
TELUS Corp.	3,402	121,151
Toromont Industries Ltd.	756	36,544
Toronto-Dominion Bank (The)	28,108	1,639,987
Transcontinental Inc., Class A	2,970	34,725

		12,004,054

China — 1.7%
Beijing Capital International Airport Co. Ltd., Class H	54,000	46,083
China Gas Holdings Ltd.	16,200	62,614
China Medical System Holdings Ltd.	54,000	64,199
China Overseas Land & Investment Ltd.	62,000	194,951
China Resources Gas Group Ltd.	6,000	29,658
China Resources Land Ltd.	42,000	175,996
Guangdong Investment Ltd.	24,000	46,963
Hengan International Group Co. Ltd.	13,500	88,514
Longfor Group Holdings Ltd.(b)	27,000	100,913
Sinopharm Group Co. Ltd., Class H	11,600	36,327
Sunny Optical Technology Group Co. Ltd.	3,300	48,493
Tencent Holdings Ltd.	8,100	341,177

		1,235,888

Denmark — 0.3%
Chr Hansen Holding A/S	432	36,674
DSV A/S	405	38,545
GN Store Nord A/S	540	21,928
Novozymes A/S, Class B	1,674	70,396
Ringkjoebing Landbobank A/S	486	30,515

		198,058

Finland — 0.1%
Huhtamaki OYJ	1,485	59,221
Tieto OYJ	1,836	47,038

		106,259

France — 9.2%
Air Liquide SA	3,780	538,197
Airbus SE	3,213	417,535
Arkema SA	891	83,072
Atos SE	999	70,444
AXA SA	48,060	1,227,615
Capgemini SE	1,107	130,461
Cie. Plastic Omnium SA	1,269	34,808
Dassault Systemes SE	405	57,730
EssilorLuxottica SA	1,728	249,141
Hermes International	108	74,648
Imerys SA	1,242	49,937
Ingenico Group SA	405	39,517
IPSOS	1,304	37,175
Legrand SA	2,187	156,122
L’Oreal SA	1,728	483,965
LVMH Moet Hennessy Louis Vuitton SE	1,809	719,152
Orpea	351	42,896
Publicis Groupe SA	3,969	195,234
Rubis SCA	1,188	69,032
Safran SA	1,782	280,628
Sanofi	18,495	1,715,086
Sodexo SA(a)	837	93,987

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Teleperformance	324	$70,256

		6,836,638

Germany — 9.2%
Allianz SE, Registered	7,560	1,762,533
BASF SE	19,305	1,349,489
Bayer AG, Registered	15,903	1,121,560
Bayerische Motoren Werke AG	7,128	501,925
Brenntag AG	1,719	83,208
Continental AG	1,620	207,873
Deutsche Wohnen SE	4,131	150,826
Duerr AG	1,053	27,334
Fresenius Medical Care AG & Co. KGaA	1,701	114,418
Fresenius SE & Co. KGaA	3,159	147,728
Gerresheimer AG	540	38,737
GRENKE AG	256	21,099
HeidelbergCement AG	2,241	162,029
Henkel AG & Co. KGaA	1,181	108,152
HOCHTIEF AG	297	33,868
LEG Immobilien AG	918	105,084
Merck KGaA	702	79,096
Norma Group SE	918	31,846
SAP SE	6,237	733,538
Symrise AG	486	47,240
TAG Immobilien AG	2,079	47,461

		6,875,044

Hong Kong —3.0%
AIA Group Ltd.	75,600	714,108
CK Infrastructure Holdings Ltd.	14,500	97,568
CLP Holdings Ltd.	27,000	283,625
Hang Seng Bank Ltd.	14,300	308,276
Henderson Land Development Co. Ltd.	30,852	143,646
Hong Kong & China Gas Co. Ltd.	81,094	158,063
Hysan Development Co. Ltd.	8,000	32,247
Minth Group Ltd.(a)	6,000	20,320
MTR Corp. Ltd.	17,000	95,416
New World Development Co. Ltd.	84,000	109,080
NWS Holdings Ltd.	27,000	41,812
Samsonite International SA(b)	24,300	51,455
Swire Properties Ltd.	16,200	50,836
Techtronic Industries Co. Ltd.	13,500	93,939
Wheelock & Co. Ltd.	9,000	51,260

		2,251,651

Hungary — 0.1%
OTP Bank Nyrt	1,755	73,056

India — 1.8%
Godrej Consumer Products Ltd.	5,611	54,417
Hindustan Unilever Ltd.	4,401	123,080
Housing Development Finance Corp. Ltd.	7,776	216,930
Infosys Ltd.	34,911	396,875
ITC Ltd.	27,837	102,068
Larsen & Toubro Ltd.	4,104	85,374
Maruti Suzuki India Ltd.	702	66,524
Motherson Sumi Systems Ltd.	11,610	17,193
Reliance Capital Ltd.	27	9
Reliance Industries Ltd., GDR(b)	3,132	116,824
Tata Consultancy Services Ltd.	5,616	166,359

		1,345,653

Security	Shares	Value

Indonesia — 0.4%
Bank Central Asia Tbk PT	51,300	$109,683
Bank Rakyat Indonesia Persero Tbk PT	718,200	208,453

		318,136

Ireland — 0.4%
C&C Group PLC	9,207	41,655
Flutter Entertainment PLC(c)	621	58,061
Kerry Group PLC, Class A	513	60,010
Kingspan Group PLC	898	43,859
Smurfit Kappa Group PLC	3,348	99,645

		303,230

Israel — 0.1%
Azrieli Group Ltd.	783	61,499

Italy — 1.1%
A2A SpA	27,378	50,263
ACEA SpA	1,566	31,277
Assicurazioni Generali SpA.	27,297	529,118
Mediobanca Banca di Credito Finanziario SpA	13,770	150,421
Recordati SpA	1,323	56,770

		817,849

Japan — 15.2%
Aeon Co. Ltd.	8,100	148,434
Aeon Delight Co. Ltd.	100	3,137
AEON Financial Service Co. Ltd.	2,700	40,622
Aica Kogyo Co. Ltd.	2,700	79,445
Alfresa Holdings Corp.	2,700	60,283
Amano Corp.	2,700	82,193
Asahi Group Holdings Ltd.	3,000	148,508
Astellas Pharma Inc.	18,900	269,051
Bandai Namco Holdings Inc.	3,300	205,496
Brother Industries Ltd.	2,700	48,866
Chiba Bank Ltd. (The)	13,500	69,452
COMSYS Holdings Corp.	2,700	76,447
Dai-ichi Life Holdings Inc.	18,900	284,877
Daikin Industries Ltd.	1,300	170,567
Daito Trust Construction Co. Ltd.	1,300	166,116
Denso Corp.	5,400	237,285
East Japan Railway Co.	2,700	257,571
F@N Communications Inc.	2,700	13,441
Hakuhodo DY Holdings Inc.	5,600	80,885
HIS Co. Ltd.	400	9,930
Hitachi Capital Corp.	3,300	67,023
Horiba Ltd.	400	23,095
Itochu Techno-Solutions Corp.	3,000	79,445
J Front Retailing Co. Ltd.	5,400	63,156
Japan Tobacco Inc.	29,700	650,199
Kansai Paint Co. Ltd.	2,700	62,731
Kao Corp.	3,200	236,399
KDDI Corp.	27,000	705,760
Kitz Corp.	4,800	31,933
Kobayashi Pharmaceutical Co. Ltd.	200	15,212
Kyowa Exeo Corp.	2,700	65,455
Lintec Corp.	2,700	53,388
Maeda Road Construction Co. Ltd.	2,700	58,709
Marui Group Co. Ltd.	2,700	57,010
MINEBEA MITSUMI Inc.	2,700	42,745
Miraca Holdings Inc.	2,700	61,507
Mitsubishi Chemical Holdings Corp.	29,700	211,631
Mitsubishi Gas Chemical Co. Inc.	5,400	72,050

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,800	$62,357
MonotaRO Co. Ltd.(a)	400	10,459
Murata Manufacturing Co. Ltd.	10,800	518,140
NEC Networks & System Integration Corp.	2,700	73,224
NGK Insulators Ltd.	5,400	76,897
NGK Spark Plug Co. Ltd.	2,700	51,414
NHK Spring Co. Ltd.	7,400	56,420
Nifco Inc./Japan	2,700	64,480
Nippon Telegraph & Telephone Corp.	10,800	515,242
Nissan Motor Co. Ltd.	86,400	538,906
Nisshin Seifun Group Inc.	2,700	49,915
Nitto Denko Corp.	2,700	130,010
Nomura Real Estate Holdings Inc.	2,700	58,310
Nomura Research Institute Ltd.	2,700	53,738
NTT DOCOMO Inc.	16,200	412,663
Obic Co. Ltd.	300	34,199
Otsuka Corp.	2,700	107,550
PALTAC Corp.	200	9,771
Persol Holdings Co. Ltd.	800	15,115
Pola Orbis Holdings Inc.	2,700	60,433
Relo Group Inc.	300	7,350
Ryohin Keikaku Co. Ltd.	2,700	50,415
Sanwa Holdings Corp.	6,100	68,182
SBI Holdings Inc./Japan	3,100	66,288
SCSK Corp.	300	14,074
Sekisui Chemical Co. Ltd.	5,400	83,592
Sekisui House Ltd.	10,800	212,353
Seven & i Holdings Co. Ltd.	8,100	309,685
Seven Bank Ltd.	24,300	66,554
Shimadzu Corp.	2,700	68,153
Shionogi & Co. Ltd.	2,700	149,871
Sohgo Security Services Co. Ltd.	300	15,711
Sojitz Corp.	18,900	58,584
Stanley Electric Co. Ltd.	2,700	71,350
Starts Corp. Inc.	2,700	65,904
Sugi Holdings Co. Ltd.	400	21,652
Sumitomo Electric Industries Ltd.	9,100	115,439
Sumitomo Heavy Industries Ltd.	2,700	79,945
Suzuki Motor Corp.	2,900	123,084
Sysmex Corp.	600	40,150
Terumo Corp.	2,700	86,940
Tocalo Co. Ltd.	2,700	22,335
Tokai Rika Co. Ltd.	2,900	48,998
Tokio Marine Holdings Inc.	9,500	507,985
Tokyo Century Corp.	300	13,865
Tokyo Electron Ltd.	2,700	513,768
TOTO Ltd.	300	11,228
TS Tech Co. Ltd.	900	27,314
Unicharm Corp.	2,700	85,441
USS Co. Ltd.	3,400	65,971
Valor Holdings Co. Ltd.	2,700	45,468
West Japan Railway Co.	1,700	143,629
Yakult Honsha Co. Ltd.	600	33,532
Yamaha Motor Co. Ltd.	5,400	97,832
Yokogawa Electric Corp.	2,100	38,415

		11,340,354

Malaysia — 0.3%
Public Bank Bhd	51,300	246,024

Security	Shares	Value

Mexico — 0.4%
Alfa SAB de CV, Class A	48,699	$42,745
America Movil SAB de CV, Series L, NVS	207,900	154,156
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,565	39,187
Grupo Financiero Inbursa SAB de CV, Class O	36,400	46,274

		282,362

Netherlands — 2.9%
Aalberts NV	1,674	66,357
ASML Holding NV	1,593	394,662
Koninklijke Ahold Delhaize NV	21,438	536,497
Unilever NV	18,981	1,141,224

		2,138,740

New Zealand — 0.2%
Ryman Healthcare Ltd.	8,262	68,851
Z Energy Ltd.	15,201	53,378

		122,229

Norway — 0.6%
Bakkafrost P/F	648	38,298
DNB ASA	20,817	367,152
Tomra Systems ASA	822	21,984
Veidekke ASA	3,564	40,049

		467,483

Philippines — 0.2%
Metro Pacific Investments Corp.	324,900	31,218
SM Investments Corp.	4,825	90,393

		121,611

Portugal — 0.2%
Galp Energia SGPS SA	9,558	144,058

Russia — 0.2%
Novatek PJSC	1,782	36,045
Novatek PJSC, GDR(d)	513	104,037

		140,082

Singapore — 0.1%
SATS Ltd.	24,300	85,047

South Africa — 2.0%
Aspen Pharmacare Holdings Ltd.	5,616	31,835
Barloworld Ltd.	5,582	42,558
Capitec Bank Holdings Ltd.	443	37,615
Clicks Group Ltd.	3,024	42,878
Discovery Ltd.	4,652	34,992
FirstRand Ltd.	60,291	247,288
Foschini Group Ltd. (The)	3,942	42,497
JSE Ltd.	3,267	28,228
KAP Industrial Holdings Ltd.	68,013	21,217
Naspers Ltd., Class N	378	57,215
Nedbank Group Ltd.	9,261	138,538
Netcare Ltd.	34,587	40,033
Pick n Pay Stores Ltd.	9,720	38,168
PSG Group Ltd.	2,673	37,225
Remgro Ltd.	5,454	58,700
RMB Holdings Ltd.	14,283	70,744
Sanlam Ltd.	29,646	145,820
SPAR Group Ltd. (The)	3,942	49,659
Standard Bank Group Ltd.	27,513	316,982

		1,482,192

South Korea — 3.1%
Meritz Fire & Marine Insurance Co. Ltd.	2,245	35,848
Samsung Electronics Co. Ltd.	53,865	2,208,819

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SK Holdings Co. Ltd.	351	$59,862

		2,304,529

Spain — 1.1%
Amadeus IT Group SA	3,375	241,812
Grifols SA	1,512	44,572
Industria de Diseno Textil SA	10,071	311,815
Red Electrica Corp. SA	8,833	179,450
Viscofan SA	999	46,832

		824,481

Sweden — 1.8%
AAK AB	1,566	30,397
AF POYRY AB, Class B	1,025	20,641
Assa Abloy AB, Class B	6,966	155,231
Atrium Ljungberg AB, Class B	1,674	37,031
Castellum AB	2,943	63,098
Hexagon AB, Class B	945	45,615
Hexpol AB	5,400	41,494
ICA Gruppen AB	1,053	48,708
Intrum AB	1,458	36,687
Loomis AB, Class B	1,134	39,906
Peab AB	6,048	53,793
Skandinaviska Enskilda Banken AB, Class A	43,686	402,019
Svenska Handelsbanken AB, Class A	35,640	334,138
Trelleborg AB, Class B	3,483	48,921

		1,357,679

Switzerland — 11.7%
ABB Ltd., Registered	33,345	655,764
Cie. Financiere Richemont SA, Registered	5,211	382,640
DKSH Holding AG	756	37,772
EMS-Chemie Holding AG, Registered	54	33,657
Geberit AG, Registered	378	180,670
Givaudan SA, Registered	81	226,148
Helvetia Holding AG, Registered	675	93,213
Nestle SA, Registered	20,277	2,201,869
Novartis AG, Registered	24,786	2,151,111
Partners Group Holding AG	243	186,621
Roche Holding AG,NVS	7,776	2,264,994
Roche Holding AG Bearer	243	70,379
Sika AG, Registered	783	114,645
Sonova Holding AG, Registered	351	81,665

		8,681,148

Taiwan — 3.1%
E.Sun Financial Holding Co. Ltd.	149,228	126,263
Taiwan Semiconductor Manufacturing Co. Ltd.	246,000	2,156,747

		2,283,010

Thailand — 0.2%
Airports of Thailand PCL, NVDR	27,000	65,988
Thanachart Capital PCL, NVDR	37,800	70,447

		136,435

Turkey — 0.0%
BIM Birlesik Magazalar AS	4,455	38,755

United Arab Emirates — 0.1%
DP World PLC	3,375	47,216

United Kingdom — 9.0%
Ashtead Group PLC	3,807	106,212
Associated British Foods PLC	2,754	78,158
BAE Systems PLC	51,300	360,337

Security	Shares	Value

United Kingdom (continued)
Barratt Developments PLC	18,954	$151,353
BBA Aviation PLC	13,878	53,392
Bellway PLC	2,484	102,422
Bodycote PLC	4,185	36,951
Bovis Homes Group PLC	4,320	59,304
Brewin Dolphin Holdings PLC	14,418	56,287
Britvic PLC	5,292	64,137
Bunzl PLC	2,974	77,878
Burberry Group PLC	3,321	88,970
Close Brothers Group PLC	2,700	46,880
Compass Group PLC	12,744	328,694
Croda International PLC	1,126	67,436
Daily Mail &General Trust PLC, Class A, NVS	2,999	31,487
DCC PLC	837	73,191
Dechra Pharmaceuticals PLC	648	22,103
Diageo PLC	19,035	781,816
Domino’s Pizza Group PLC	8,856	27,818
DS Smith PLC	24,219	107,562
Experian PLC	4,833	154,789
Ferguson PLC	2,322	170,082
Greencore Group PLC	9,612	26,769
Halma PLC	1,701	41,315
Hill &Smith Holdings PLC	1,107	17,052
Howden Joinery Group PLC	8,309	57,380
Inchcape PLC	8,019	62,404
InterContinental Hotels Group PLC	1,487	92,996
Intertek Group PLC	1,188	80,196
Investec PLC	15,012	77,456
ITV PLC	98,793	153,274
IWG PLC	6,534	32,924
Johnson Matthey PLC	2,171	81,785
Jupiter Fund Management PLC	10,719	46,945
Kingfisher PLC	42,444	108,164
Meggitt PLC	8,262	64,651
Micro Focus International PLC	6,291	88,129
Mondi PLC	8,802	168,992
Moneysupermarket.com Group PLC	9,882	46,080
National Express Group PLC	10,719	57,195
Paragon Banking Group PLC	8,884	52,812
PayPoint PLC	2,511	28,220
Pennon Group PLC	8,640	88,051
Prudential PLC	35,532	645,844
QinetiQ Group PLC	9,868	35,119
Rank Group PLC	9,585	22,395
Redrow PLC	6,966	53,050
RELX PLC	17,982	428,227
Renishaw PLC	513	23,163
Rentokil Initial PLC	9,677	55,785
Rightmove PLC	5,373	36,456
Rotork PLC	11,772	45,188
RWS Holdings PLC	2,538	18,359
Sage Group PLC (The)	9,423	80,285
Schroders PLC	1,998	75,711
Senior PLC	10,442	24,140
Smiths Group PLC	4,928	95,343
Spectris PLC	1,594	48,007
Spirax-Sarco Engineering PLC	621	60,034
Synthomer PLC	10,125	40,475
Travis Perkins PLC	3,267	51,975
United Utilities Group PLC	12,690	129,138

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Victrex PLC	1,705	$45,341
WH Smith PLC	1,998	48,923
Whitbread PLC	1,674	88,580

		6,671,587

Total Common Stocks — 98.3% (Cost: $69,338,582)		73,171,004

Preferred Stocks

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	6,426	79,437

Germany —0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	1,296	128,291
Sartorius AG, Preference Shares, NVS	151	27,557
Sixt SE, Preference Shares, NVS	567	37,274

		193,122

South Korea — 0.5%
Samsung Electronics Co. Ltd., Preference Shares, NVS	12,204	403,008

Spain — 0.1%
Grifols SA, Class B, Preference Shares, NVS	2,349	47,479

Total Preferred Stocks — 1.0% (Cost: $652,302)		723,046

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(e)(f)(g)	78,644	78,684

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(e)(f)	73,000	$73,000

		151,684

Total Short-Term Investments — 0.2% (Cost: $151,645)		151,684

Total Investments in Securities — 99.5% (Cost: $70,142,529)		74,045,734

Other Assets, Less Liabilities — 0.5%		346,923

Net Assets — 100.0%		$74,392,657

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	233,918	(155,274)	78,644	$78,684	$1,278	(b)	$34		$(18)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	73,000	73,000	73,000	873		—		—

				$151,684	$2,151		$34		$(18)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	9	12/20/19	$451	$(8,442)

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® International Dividend Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$8,442

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(19,640)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(15,056)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$519,642

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$73,171,004	$—	$—	$73,171,004
Preferred Stocks	723,046	—	—	723,046
Money Market Funds	151,684	—	—	151,684

	$74,045,734	$—	$—	$74,045,734

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,442)	$—	$—	$(8,442)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2019	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 32.5%
Ambev SA, ADR	15,685,498	$72,467,001
B3 SA — Brasil, Bolsa, Balcao	7,333,650	76,815,468
Banco do Brasil SA	4,184,300	45,696,405
BRF SA, ADR(a)(b)	2,575,331	23,590,032
CCR SA	4,100,800	16,982,475
Cielo SA	4,160,716	7,991,004
Embraer SA, ADR(b)	621,592	10,722,462
Kroton Educacional SA	5,504,700	14,774,702
Petroleo Brasileiro SA, ADR	4,771,143	69,038,439
Ultrapar Participacoes SA	2,695,100	11,963,413
Vale SA, ADR	11,292,416	129,862,784

		479,904,185

Chile — 9.2%
Banco de Chile	158,296,172	22,194,353
Banco Santander Chile, ADR	553,702	15,503,656
Cencosud SA	4,792,497	7,897,496
Empresas CMPC SA	4,006,599	9,331,427
Empresas COPEC SA	1,296,215	12,237,595
Enel Americas SA, ADR	2,604,715	23,728,954
Enel Chile SA	96,697,336	8,369,667
LATAM Airlines Group SA, ADR(b)	1,032,312	11,458,663
SACI Falabella	2,591,166	14,500,040
Sociedad Quimica y Minera de Chile SA, ADR	394,426	10,961,099

		136,182,950

Colombia — 2.3%
Bancolombia SA, ADR	402,562	19,906,691
Ecopetrol SA, ADR	878,625	14,962,984

		34,869,675

Mexico — 21.7%
Alfa SAB de CV, Class A	10,208,500	8,960,358
America Movil SAB de CV, Series L, NVS	83,107,300	61,623,322
Cemex SAB de CV, CPO,NVS	53,912,115	20,997,983
Fibra Uno Administracion SA de CV	10,842,300	15,837,314
Fomento Economico Mexicano SAB de CV	6,619,700	60,701,818
Grupo Financiero Banorte SAB de CV, Class O	8,729,200	46,895,576
Grupo Mexico SAB de CV, Series B	11,368,000	26,566,021
Grupo Televisa SAB, CPO	9,011,200	17,630,807
Infraestructura Energetica Nova SAB de CV	1,845,500	7,331,899
Wal-Mart de Mexico SAB de CV	18,034,900	53,417,795

		319,962,893

Security	Shares	Value

Peru — 4.1%
Credicorp Ltd.	238,661	$49,746,499
Southern Copper Corp.	302,859	10,336,577

		60,083,076

Total Common Stocks — 69.8% (Cost: $1,227,276,451)		1,031,002,779

Preferred Stocks

Brazil — 29.9%
Banco Bradesco SA, Preference Shares, ADR(b)	14,359,693	116,887,901
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	3,458,716	11,725,047
Gerdau SA, Preference Shares, ADR(b)	3,755,070	11,828,471
Itau Unibanco Holding SA, Preference Shares, ADR(b)	17,258,510	145,144,069
Itausa-Investimentos Itau SA, Preference Shares, NVS	15,927,123	50,395,996
Petroleo Brasileiro SA, Preference Shares, ADR	7,980,688	104,866,240

		440,847,724

Total Preferred Stocks — 29.9% (Cost: $528,754,665)		440,847,724

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(c)(d)(e)	17,614,340	17,623,147

Total Short-Term Investments — 1.2% (Cost: $17,616,017)		17,623,147

Total Investments in Securities — 100.9% (Cost: $1,773,647,133)		1,489,473,650

Other Assets, Less Liabilities — (0.9)%		(13,528,233)

Net Assets — 100.0%		$1,475,945,417

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	106,085,774	(88,471,434)	17,614,340	$17,623,147	$494,431	(b)	$7,562		$(9,503)
BlackRock Cash Funds: Treasury, SLAgency Shares	1,645,351	(1,645,351)	—	—	15,897		—		—

				$17,623,147	$510,328		$7,562		$(9,503)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Latin America 40 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,031,002,779	$—	$—	$1,031,002,779
Preferred Stocks	440,847,724	—	—	440,847,724
Money Market Funds	17,623,147	—	—	17,623,147

	$1,489,473,650	$—	$—	$1,489,473,650

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2019

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF	iShares International Developed Property ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,028,465,061	$22,471,843	$1,614,124,531	$122,784,696
Affiliated(c)	19,957,067	1,346,676	4,700,728	1,375,710
Cash	434	480	131	850
Foreign currency, at value(d)	1,268,183	21,641	6,448,498	173,367
Foreign currency collateral pledged:
Futures contracts(e)	—	—	744,495	—
Receivables:
Investments sold	3,327,922	2,115,622	9	—
Securities lending income — Affiliated	13,137	444	4,132	3,563
Variation margin on futures contracts	—	—	52,328	—
Dividends	3,249,588	168,163	1,267,545	443,981
Tax reclaims	—	—	3,322,399	57,446
Foreign withholding tax claims	—	—	271,733	—

Total assets	1,056,281,392	26,124,869	1,630,936,529	124,839,613

LIABILITIES
Collateral on securities loaned, at value	18,941,605	1,313,497	3,921,312	1,318,038
Deferred foreign capital gain tax	—	—	—	11,120
Payables:
Investments purchased	8,174	2,160,497	4,120,226	7,732
Capital shares redeemed	3,954,522	—	—	—
Investment advisory fees	429,188	14,492	797,907	48,042
Professional fees	—	—	10,233	—
Foreign taxes	249	—	—	—

Total liabilities	23,333,738	3,488,486	8,849,678	1,384,932

NET ASSETS	$1,032,947,654	$22,636,383	$1,622,086,851	$123,454,681

NET ASSETS CONSIST OF:
Paid-in capital	$1,032,150,838	$50,492,386	$2,156,708,187	$159,562,584
Accumulated earnings (loss)	796,816	(27,856,003)	(534,621,336)	(36,107,903)

NET ASSETS	$1,032,947,654	$22,636,383	$1,622,086,851	$123,454,681

Shares outstanding	17,500,000	800,000	37,450,000	3,200,000

Net asset value	$59.03	$28.30	$43.31	$38.58

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$18,026,694	$1,277,599	$3,748,183	$1,257,853
(b) Investments, at cost — Unaffiliated	$976,218,469	$20,788,875	$1,871,124,776	$132,881,378
(c) Investments, at cost — Affiliated	$19,954,029	$1,346,515	$4,699,834	$1,375,208
(d) Foreign currency, at cost	$1,268,199	$22,014	$6,506,780	$173,818
(e) Foreign currency collateral pledged, at cost	$—	$—	$751,676	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2019

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$73,894,050	$1,471,850,503
Affiliated(c)	151,684	17,623,147
Cash	579	996,757
Foreign currency, at value(d)	78,773	835,474
Cash pledged:
Futures contracts	15,000	—
Receivables:
Securities lending income — Affiliated	144	19,804
Variation margin on futures contracts	600	—
Dividends	228,622	2,805,716
Tax reclaims	120,285	—

Total assets	74,489,737	1,494,131,401

LIABILITIES
Collateral on securities loaned, at value	78,562	17,575,112
Deferred foreign capital gain tax	5,152	—
Payables:
Investment advisory fees	13,366	610,872

Total liabilities	97,080	18,185,984

NET ASSETS	$74,392,657	$1,475,945,417

NET ASSETS CONSIST OF:
Paid-in capital	$71,977,925	$2,316,471,877
Accumulated earnings (loss)	2,414,732	(840,526,460)

NET ASSETS	$74,392,657	$1,475,945,417

Shares outstanding	1,350,000	46,750,000

Net asset value	$55.11	$31.57

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$74,761	$16,403,285
(b) Investments, at cost — Unaffiliated	$69,990,884	$1,756,031,116
(c) Investments, at cost — Affiliated	$151,645	$17,616,017
(d) Foreign currency, at cost	$78,952	$839,518

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended September 30, 2019

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF	iShares International Developed Property ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$26,462,288	$707,494	$47,516,290	$2,808,846
Dividends — Affiliated	13,705	894	11,443	858
Securities lending income — Affiliated — net	195,542	2,330	108,045	27,850
Other income — Unaffiliated	—	—	15,971	—
Foreign taxes withheld	(2,803,331)	(35,638)	(5,214,207)	(234,337)
Foreign withholding tax claims	—	—	21,619	—

Total investment income	23,868,204	675,080	42,459,161	2,603,217

EXPENSES
Investment advisory fees	2,670,297	93,860	5,280,118	306,678

Total expenses	2,670,297	93,860	5,280,118	306,678

Net investment income	21,197,907	581,220	37,179,043	2,296,539

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(13,237,813)	(390,169)	(31,414,315)	(1,411,354)
Investments — Affiliated	(3,581)	18	1,345	425
In-kind redemptions — Unaffiliated	3,632,740	471,692	(3,655,114)	(216,788)
Futures contracts	—	—	1,212,344	—
Foreign currency transactions	(194,275)	(1,863)	(323,652)	686

Net realized gain (loss)	(9,802,929)	79,678	(34,179,392)	(1,627,031)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated (b)	(40,759,958)	(581,661)	42,217,211	858,311
Investments — Affiliated	1,497	161	245	(99)
Futures contracts	—	—	(163,125)	—
Foreign currency translations	33,866	296	48,701	(928)

Net change in unrealized appreciation (depreciation)	(40,724,595)	(581,204)	42,103,032	857,284

Net realized and unrealized gain (loss)	(50,527,524)	(501,526)	7,923,640	(769,747)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,329,617)	$79,694	$45,102,683	$1,526,792

(a) Net of foreign capital gain tax of	$—	$—	$—	$9,769
(b) Net of deferred foreign capital gain tax of	$—	$—	$—	$9,187

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2019

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,597,632	$27,561,889
Dividends — Affiliated	873	15,897
Interest — Unaffiliated	123	—
Securities lending income — Affiliated — net	1,278	494,431
Other income — Unaffiliated	—	14,695
Foreign taxes withheld	(187,383)	(2,062,640)
Other foreign taxes	(869)	—

Total investment income	1,411,654	26,024,272

EXPENSES
Investment advisory fees	78,170	3,926,364
Commitment fees	34	—

Total expenses	78,204	3,926,364

Net investment income	1,333,450	22,097,908

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(32,571)	(54,053,804)
Investments — Affiliated	34	7,562
In-kind redemptions — Unaffiliated	1,861,578	9,995,978
Futures contracts	(19,640)	—
Foreign currency transactions	(10,924)	(253,948)

Net realized gain (loss)	1,798,477	(44,304,212)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(79,076)	(60,567,211)
Investments — Affiliated	(18)	(9,503)
Futures contracts	(15,056)	—
Foreign currency translations	723	19,712

Net change in unrealized appreciation (depreciation)	(93,427)	(60,557,002)

Net realized and unrealized gain (loss)	1,705,050	(104,861,214)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,038,500	$(82,763,306)

(a) Net of foreign capital gain tax of	$2,025	$—
(b) Net of deferred foreign capital gain tax of	$(1,068)	$—

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,197,907	$24,489,640	$581,220	$854,037
Net realized gain (loss)	(9,802,929)	(2,555,012)	79,678	(303,512)
Net change in unrealized appreciation (depreciation)	(40,724,595)	(93,467,626)	(581,204)	(4,339,439)

Net increase (decrease) in net assets resulting from operations	(29,329,617)	(71,532,998)	79,694	(3,788,914)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,489,503)	(22,518,610)	(372,785)	(855,986)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(19,978,026)	236,296,771	(2,843,390)	(11,268,037)

NET ASSETS
Total increase (decrease) in net assets	(56,797,146)	142,245,163	(3,136,481)	(15,912,937)
Beginning of period	1,089,744,800	947,499,637	25,772,864	41,685,801

End of period	$1,032,947,654	$1,089,744,800	$22,636,383	$25,772,864

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets  (continued)

	iShares Europe ETF		iShares International Developed Property ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$37,179,043	$74,811,611	$2,296,539	$4,881,458
Net realized loss	(34,179,392)	(5,360,050)	(1,627,031)	(2,284,679)
Net change in unrealized appreciation (depreciation)	42,103,032	(175,988,645)	857,284	907,191

Net increase (decrease) in net assets resulting from operations	45,102,683	(106,537,084)	1,526,792	3,503,970

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(45,407,629)	(74,318,180)	(2,582,544)	(5,955,940)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(380,467,788)	(581,834,739)	(7,360,670)	(21,456,980)

NET ASSETS
Total decrease in net assets	(380,772,734)	(762,690,003)	(8,416,422)	(23,908,950)
Beginning of period	2,002,859,585	2,765,549,588	131,871,103	155,780,053

End of period	$1,622,086,851	$2,002,859,585	$123,454,681	$131,871,103

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares International Dividend Growth ETF		iShares Latin America 40 ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,333,450	$1,754,009	$22,097,908	$35,556,767
Net realized gain (loss)	1,798,477	(2,828,175)	(44,304,212)	(72,916,881)
Net change in unrealized appreciation (depreciation)	(93,427)	1,108,158	(60,557,002)	(170,198,789)

Net increase (decrease) in net assets resulting from operations	3,038,500	33,992	(82,763,306)	(207,558,903)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,266,728)	(1,748,797)	(22,896,602)	(37,464,757)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,707,870)	20,646,683	52,441,096	3,589,036

NET ASSETS
Total increase (decrease) in net assets	(936,098)	18,931,878	(53,218,812)	(241,434,624)
Beginning of period	75,328,755	56,396,877	1,529,164,229	1,770,598,853

End of period	$74,392,657	$75,328,755	$1,475,945,417	$1,529,164,229

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Financial Highlights

(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$61.05		$67.20	$52.54	$43.58	$49.72	$45.98

Net investment income(a)	1.19		1.48	1.06	1.04	1.06	1.09
Net realized and unrealized gain (loss)(b)		(2.79)	(6.25)	14.56	8.98	(5.98)	3.71

Net increase (decrease) from investment operations		(1.60)	(4.77)	15.62	10.02	(4.92)	4.80

Distributions(c)
From net investment income		(0.42)	(1.38)	(0.96)	(1.06)	(1.22)	(1.06)

Total distributions		(0.42)	(1.38)	(0.96)	(1.06)	(1.22)	(1.06)

Net asset value, end of period	$59.03		$61.05	$67.20	$52.54	$43.58	$49.72

Total Return
Based on net asset value	(2.61	)%(d)	(6.94)%	29.86%	23.38%	(9.93)%	10.58%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	3.97	%(e)	2.43%	1.67%	2.20%	2.32%	2.27%

Supplemental Data
Net assets, end of period (000)	$1,032,948		$1,089,745	$947,500	$346,766	$305,056	$387,782

Portfolio turnover rate(f)	5	%(d)	10%	16%	12%	10%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$28.64		$32.07	$31.49	$29.66	$32.87	$33.48

Net investment income(a)	0.66		0.75	0.66	0.90	0.67	0.92
Net realized and unrealized gain (loss)(b)		(0.59)	(3.45)	0.77	1.82	(3.32)	(0.53)

Net increase (decrease) from investment operations	0.07		(2.70)	1.43	2.72	(2.65)	0.39

Distributions(c)
From net investment income		(0.41)	(0.73)	(0.85)	(0.89)	(0.56)	(1.00)

Total distributions		(0.41)	(0.73)	(0.85)	(0.89)	(0.56)	(1.00)

Net asset value, end of period	$28.30		$28.64	$32.07	$31.49	$29.66	$32.87

Total Return
Based on net asset value	0.28	%(d)	(8.35)%	4.55%	9.46%	(8.11)%	1.18%

Ratios to Average Net Assets
Total expenses	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.75%

Total expenses after fees waived	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	4.64	%(e)	2.56%	2.02%	3.03%	2.19%	2.66%

Supplemental Data
Net assets, end of period (000)	$22,636		$25,773	$41,686	$47,235	$47,460	$80,536

Portfolio turnover rate(f)	16	%(d)	25%	21%	24%	12%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Europe ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$43.40		$46.48	$41.82	$39.32		$44.28	$48.19

Net investment income(a)	0.91		1.42	1.10	1.24	(b)	1.09	1.27
Net realized and unrealized gain (loss)(c)	0.13		(3.16)	4.69	2.46		(4.92)	(3.57)

Net increase (decrease) from investment operations	1.04		(1.74)	5.79	3.70		(3.83)	(2.30)

Distributions(d)
From net investment income		(1.13)	(1.34)	(1.13)	(1.20)		(1.13)	(1.61)

Total distributions		(1.13)	(1.34)	(1.13)	(1.20)		(1.13)	(1.61)

Net asset value, end of period	$43.31		$43.40	$46.48	$41.82		$39.32	$44.28

Total Return
Based on net asset value	2.48	%(e)	(3.73)%	13.96%	9.65	%(b)	(8.94)%	(4.99)%

Ratios to Average Net Assets
Total expenses	0.59	%(f)	0.59%	0.59%	0.60%		0.60%	0.60%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.59%	N/A	0.60%		N/A	N/A

Net investment income	4.18	%(f)	3.23%	2.39%	3.17	%(b)	2.61%	2.76%

Supplemental Data
Net assets, end of period (000)	$1,622,087		$2,002,860	$2,765,550	$2,471,335		$2,709,154	$2,710,221

Portfolio turnover rate(g)	4	%(e)	7%	3%	5%		3%	4%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.02.
•	Total return by 0.05%.
•	Ratio of net investment income to average net assets by 0.04%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$38.79		$38.95	$35.50	$36.74	$38.14	$36.37

Net investment income(a)	0.69		1.19	1.17	1.09	0.95	1.51
Net realized and unrealized gain (loss)(b)		(0.11)	0.23	3.96	(0.43)	(1.17)	1.66

Net increase (decrease) from investment operations	0.58		1.42	5.13	0.66	(0.22)	3.17

Distributions(c)
From net investment income		(0.79)	(1.58)	(1.68)	(1.87)	(1.18)	(1.40)
Return of capital	—		—	—	(0.03)	—	—

Total distributions		(0.79)	(1.58)	(1.68)	(1.90)	(1.18)	(1.40)

Net asset value, end of period	$38.58		$38.79	$38.95	$35.50	$36.74	$38.14

Total Return
Based on net asset value	1.54	%(d)	3.91%	14.58%	1.97%	(0.47)%	8.80%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.59	%(e)	3.16%	3.04%	3.00%	2.60%	3.98%

Supplemental Data
Net assets, end of period (000)	$123,455		$131,871	$155,780	$131,339	$146,966	$167,820

Portfolio turnover rate(f)	5	%(d)	9%	11%	8%	15%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares International Dividend Growth ETF
	Six Months Ended				Period From
	09/30/19		Year Ended	Year Ended	05/17/16	(a)
	(unaudited)		03/31/19	03/31/18	to 03/31/17

Net asset value, beginning of period	$53.81		$56.40	$51.23	$48.33

Net investment income(b)	1.02		1.51	1.27	1.09
Net realized and unrealized gain (loss)(c)	1.30		(2.58)	5.31	2.70

Net increase (decrease) from investment operations	2.32		(1.07)	6.58	3.79

Distributions(d)
From net investment income		(1.02)	(1.52)	(1.41)		(0.89)

Total distributions		(1.02)	(1.52)	(1.41)		(0.89)

Net asset value, end of period	$55.11		$53.81	$56.40	$51.23

Total Return
Based on net asset value	4.36	%(e)	(1.88)%	12.93%	7.92	%(e)

Ratios to Average Net Assets
Total expenses	0.22	%(f)	0.22%	0.22%	0.22	%(f)

Net investment income	3.75	%(f)	2.80%	2.26%	2.56	%(f)

Supplemental Data
Net assets, end of period (000)	$74,393		$75,329	$56,397	$20,490

Portfolio turnover rate(g)	11	%(e)	34%	42%	42	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$33.24		$37.28	$31.58	$25.23	$29.37	$36.56

Net investment income(a)	0.44		0.88	0.83	0.53	0.58	0.88
Net realized and unrealized gain (loss)(b)		(1.63)	(3.96)	5.49	6.26	(4.03)	(7.33)

Net increase (decrease) from investment operations		(1.19)	(3.08)	6.32	6.79	(3.45)	(6.45)

Distributions(c)
From net investment income		(0.48)	(0.96)	(0.62)	(0.44)	(0.69)	(0.74)

Total distributions		(0.48)	(0.96)	(0.62)	(0.44)	(0.69)	(0.74)

Net asset value, end of period	$31.57		$33.24	$37.28	$31.58	$25.23	$29.37

Total Return
Based on net asset value	(3.62	)%(d)	(7.93)%	20.38%	27.27%	(11.70)%	(17.96)%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.49%	0.49%	0.49%

Net investment income	2.72	%(e)	2.68%	2.43%	1.87%	2.27%	2.42%

Supplemental Data
Net assets, end of period (000)	$1,475,945		$1,529,164	$1,770,599	$1,081,491	$674,938	$646,094

Portfolio turnover rate(f)	9	%(d)	20%	16%	13%	18%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
International Dividend Growth	Diversified	(a)
Latin America 40	Non-diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Asia 50
Citigroup Global Markets Inc.	$7,940,902	$7,940,902		$—	$—
Credit Suisse Securities (USA) LLC	4,945,207	4,945,207		—	—
HSBC Bank PLC	175	175		—	—
Jefferies LLC	115,185	115,185		—	—
Morgan Stanley & Co. LLC	5,025,225	5,025,225		—	—

	$18,026,694	$18,026,694		$—	$—

Emerging Markets Infrastructure
Barclays Capital Inc.	$861,130	$861,130		$—	$—
Morgan Stanley & Co. LLC	416,469	416,469		—	—

	$1,277,599	$1,277,599		$—	$—

Europe
Barclays Capital Inc.	$458,022	$458,022		$—	$—
BNP Paribas Prime Brokerage International Limited	305,348	305,348		—	—
Citigroup Global Markets Inc.	1,899,395	1,899,395		—	—
HSBC Bank PLC	16,717	16,717		—	—
JPMorgan Securities LLC	1,068,701	1,068,701		—	—

	$3,748,183	$3,748,183		$—	$—

International Developed Property
Barclays Capital Inc.	$6,343	$6,343		$—	$—
Credit Suisse AG Dublin Branch	33,339	33,339		—	—
Credit Suisse Securities (USA) LLC	27,006	27,006		—	—
Goldman Sachs & Co.	305,918	305,918		—	—
JPMorgan Securities LLC	163,365	90,355		—	(73,010	)(b)
Macquarie Bank Limited	242,168	242,168		—	—
Morgan Stanley & Co. LLC	312,763	312,763		—	—
SG Americas Securities LLC	108,481	108,481		—	—
State Street Bank & Trust Company	432	432		—	—
UBS AG	58,038	57,178		—	(860	)(b)

	$1,257,853	$1,183,983		$—	$(73,870)

International Dividend Growth
Citigroup Global Markets Inc.	$40,425	$40,425		$—	$—
Credit Suisse AG Dublin Branch	4,573	4,573		—	—
HSBC Bank PLC	19,304	19,304		—	—
Morgan Stanley & Co. LLC	10,459	10,459		—	—

	$74,761	$74,761		$—	$—

Latin America 40
Barclays Capital Inc.	$269,582	$269,582		$—	$—
Credit Suisse Securities (USA) LLC	186,864	186,864		—	—
Goldman Sachs & Co.	13,076,464	13,076,464		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,465,025	2,465,025		—	—
Nomura Securities International Inc.	252,300	252,300		—	—
SG Americas Securities LLC	120,990	120,990		—	—
State Street Bank & Trust Company	32,060	32,060		—	—

	$16,403,285	$16,403,285		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

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Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
Emerging Markets Infrastructure	0.75
International Developed Property	0.48
International Dividend Growth	0.22

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $12 billion	0.6000%
Over $12 billion, up to and including $18 billion	0.5700
Over $18 billion, up to and including $24 billion	0.5415
Over $24 billion, up to and including $30 billion	0.5145
Over $30 billion	0.4888

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion	0.4073

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Emerging Markets Infrastructure ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended September 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Asia 50	$46,475
Emerging Markets Infrastructure	801
Europe	24,456
International Developed Property	6,472
International Dividend Growth	306
Latin America 40	115,899

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Asia 50	$18,198,246	$4,026,501	$(1,557,460)
Emerging Markets Infrastructure	393,365	—	—
Europe	2,945,863	3,073,099	(1,186,674)
International Developed Property	341,495	173,654	(39,055)
International Dividend Growth	657,322	865,316	(180,152)
Latin America 40	46,627	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Asia 50	$59,404,641	$52,118,100
Emerging Markets Infrastructure	3,918,776	4,479,983
Europe	63,488,953	69,787,770
International Developed Property	6,156,233	6,400,271
International Dividend Growth	7,383,047	7,561,353
Latin America 40	151,703,680	142,264,149

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$141,695	$12,948,944
Emerging Markets Infrastructure	—	2,260,889
Europe	—	370,738,223
International Developed Property	7,569,311	14,750,802
International Dividend Growth	7,313,820	9,689,943
Latin America 40	371,861,552	328,844,659

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements  (unaudited) (continued)

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Asia 50	$35,063,379
Emerging Markets Infrastructure	28,705,887
Europe	208,025,673
International Developed Property	20,877,714
International Dividend Growth	2,762,445
Latin America 40	445,366,115

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$1,017,964,878	$118,112,488	$(87,655,238)	$30,457,250
Emerging Markets Infrastructure	23,252,212	4,741,180	(4,174,873)	566,307
Europe	1,918,652,643	201,093,072	(500,808,676)	(299,715,604)
International Developed Property	137,974,873	7,781,209	(21,595,676)	(13,814,467)
International Dividend Growth	70,725,844	7,321,320	(4,009,872)	3,311,448
Latin America 40	1,850,048,669	69,321,315	(429,896,334)	(360,575,019)

9.	LINE OF CREDIT

The iShares International Dividend Growth ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

At a meeting held on September 13, 2019, the Board approved extending the expiration date to October 21, 2020 with no changes to the terms of the credit agreement. The renewed credit agreement is expected to be effective on or around October 23, 2019.

The Fund did not borrow under the credit agreement during the six months ended September 30, 2019.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount

Asia 50
Shares sold	50,000	$3,174,410	5,150,000	$328,703,092
Shares redeemed	(400,000)	(23,152,436)	(1,400,000)	(92,406,321)

Net increase(decrease)	(350,000)	$(19,978,026)	3,750,000	$236,296,771

Emerging Markets Infrastructure
Shares sold	—	$59	150,000	$4,480,436
Shares redeemed	(100,000)	(2,843,449)	(550,000)	(15,748,473)

Net decrease	(100,000)	$(2,843,390)	(400,000)	$(11,268,037)

Europe
Shares sold	—	$145	1,000,000	$42,296,240
Shares redeemed	(8,700,000)	(380,467,933)	(14,350,000)	(624,130,979)

Net decrease	(8,700,000)	$(380,467,788)	(13,350,000)	$(581,834,739)

International Developed Property
Shares sold	200,000	$7,756,101	2,700,000	$101,706,341
Shares redeemed	(400,000)	(15,116,771)	(3,300,000)	(123,163,321)

Net decrease	(200,000)	$(7,360,670)	(600,000)	$(21,456,980)

International Dividend Growth
Shares sold	150,000	$8,343,037	400,000	$20,646,683
Shares redeemed	(200,000)	(11,050,907)	—	—

Net increase(decrease)	(50,000)	$(2,707,870)	400,000	$20,646,683

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount

Latin America 40
Shares sold	13,750,000	$465,930,646	27,000,000	$926,098,504
Shares redeemed	(13,000,000)	(413,489,550)	(28,500,000)	(922,509,468)

Net increase(decrease)	750,000	$52,441,096	(1,500,000)	$3,589,036

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Europe ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations made by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Asia 50 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Emerging Markets Infrastructure ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

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Board Review and Approval of Investment Advisory Contract  (continued)

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Europe ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees

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(the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares International Dividend Growth ETF and iShares International Developed Property ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and

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quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through

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various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Latin America 40 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

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Board Review and Approval of Investment Advisory Contract  (continued)

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	63

Board Review and Approval of Investment Advisory Contract  (continued)

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	65

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-304-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Currency Hedged JPX-Nikkei 400 ETF | HJPX | NYSE Arca
•	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® Currency Hedged JPX-Nikkei 400 ETF

Investment Objective

The iShares Currency Hedged JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of an index composed of broad-based Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares JPX-Nikkei 400 ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.86%	(7.07)%	6.37%	(7.07)%	28.04%
Fund Market	2.24	(7.43)	6.25	(7.43)	27.50
Index	2.28	(7.82)	6.92	(7.82)	30.69

The inception date of the Fund was 9/29/15. The first day of secondary market trading was 10/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio
$ 1,000.00	$ 1,028.60	$ 0.00		$ 1,000.00	$ 1,025.00	$ 0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	23.4%
Consumer Discretionary	15.7
Information Technology	11.3
Financials	10.5
Consumer Staples	9.6
Health Care	9.5
Communication Services	7.9
Materials	5.9
Real Estate	3.7
Utilities	1.4
Energy	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sony Corp.	1.6%
Mitsubishi UFJ Financial Group Inc.	1.6
Toyota Motor Corp.	1.6
Nippon Telegraph & Telephone Corp.	1.5
Keyence Corp.	1.5
Sumitomo Mitsui Financial Group Inc.	1.4
Takeda Pharmaceutical Co. Ltd.	1.4
Honda Motor Co. Ltd.	1.4
Nintendo Co. Ltd.	1.3
Recruit Holdings Co. Ltd.	1.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	3

Fund Summary as of September 30, 2019	iShares® JPX-Nikkei 400 ETF

Investment Objective

The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.53%	(5.40)%	5.33%	5.15%	(5.40)%	29.64%	65.18%
Fund Market	3.96	(4.90)	5.53	5.35	(4.90)	30.88	68.42
Index	3.64	(5.24)	5.71	5.43	(5.24)	32.01	69.64

Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,035.30	$ 2.44		$ 1,000.00	$ 1,022.60	$ 2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	23.4%
Consumer Discretionary	15.7
Information Technology	11.3
Financials	10.5
Consumer Staples	9.6
Health Care	9.5
Communication Services	7.9
Materials	5.9
Real Estate	3.7
Utilities	1.4
Energy	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sony Corp.	1.6%
Mitsubishi UFJ Financial Group Inc.	1.6
Toyota Motor Corp.	1.6
Nippon Telegraph & Telephone Corp.	1.5
Keyence Corp.	1.5
Sumitomo Mitsui Financial Group Inc.	1.4
Takeda Pharmaceutical Co. Ltd.	1.4
Honda Motor Co. Ltd.	1.4
Nintendo Co. Ltd.	1.3
Recruit Holdings Co. Ltd.	1.3

(a)	Excludes money market funds.

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About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) September 30, 2019	iShares® Currency Hedged JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares JPX-Nikkei 400 ETF(a)	46,402	$2,836,090

Total Investment Companies — 99.9% (Cost: $2,751,416)		2,836,090

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(a)(b)	1,000	1,000

Total Short-Term Investments — 0.0% (Cost: $1,000)		1,000

Total Investments in Securities — 99.9% (Cost: $2,752,416)		2,837,090

Other Assets, Less Liabilities — 0.1%		1,724

Net Assets — 100.0%		$2,838,814

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold		Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	1,374	—	(374	)(b)	1,000	$1,000	$20	$—	$—
iShares JPX-Nikkei 400 ETF	46,892	2,336	(2,826)		46,402	2,836,090	20,770	(20,194)	113,374

						$2,837,090	$20,790	$(20,194)	$113,374

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,534,932	JPY	592,476,000	MS	10/02/19	$55,385
USD	2,845,465	JPY	306,882,000	MS	11/05/19	954

						56,339

JPY	592,476,000	USD	5,484,963	MS	10/02/19	(5,416)
JPY	2,825,000	USD	26,190	MS	11/05/19	(5)

						(5,421)

	Net unrealized appreciation					$50,918

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Currency Hedged JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$56,339

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$5,421

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(74,957)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$39,952

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,707,665
Average amounts sold — in USD	$8,476,188

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$56,339	$5,421
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$56,339	$5,421
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$56,339	$5,421

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets	(b)

Morgan Stanley & Co. International PLC	$56,339	$(5,421)		$50,918

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities

Morgan Stanley & Co. International PLC	$5,421	$(5,421)		$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Currency Hedged JPX-Nikkei 400 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$2,836,090	$—	$—	$2,836,090
Money Market Funds	1,000	—	—	1,000

	$2,837,090	$—	$—	$2,837,090

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$56,339	$—	$56,339
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,421)	—	(5,421)

	$—	$50,918	$—	$50,918

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.1%
Yamato Holdings Co. Ltd.	9,900	$148,947

Airlines — 0.7%
ANA Holdings Inc.	11,000	369,873
Japan Airlines Co. Ltd.	11,000	326,921

		696,794

Auto Components — 2.7%
Aisin Seiki Co. Ltd.	5,500	172,774
Bridgestone Corp.	18,700	723,949
Daikyonishikawa Corp.	1,100	8,071
Denso Corp.	13,200	580,031
Koito Manufacturing Co. Ltd.	3,300	161,221
NGK Spark Plug Co. Ltd.	5,500	104,733
Nifco Inc./Japan	2,200	52,539
Stanley Electric Co. Ltd.	4,400	116,275
Sumitomo Electric Industries Ltd.	23,100	293,038
Sumitomo Rubber Industries Ltd.	5,500	65,242
Topre Corp.	1,100	17,343
Toyoda Gosei Co. Ltd.	2,200	44,031
Toyota Boshoku Corp.	2,200	30,758
Toyota Industries Corp.	4,400	252,417
TPR Co. Ltd.	1,100	17,517
TS Tech Co. Ltd.	1,100	33,384
Yokohama Rubber Co. Ltd. (The)	3,300	65,985

		2,739,308

Automobiles — 4.4%
Honda Motor Co. Ltd.	51,700	1,338,723
Isuzu Motors Ltd.	18,700	205,990
Mazda Motor Corp.	18,700	166,020
Subaru Corp.	18,700	526,005
Suzuki Motor Corp.	11,000	466,870
Toyota Motor Corp.	23,184	1,547,960
Yamaha Motor Co. Ltd.	8,800	159,430

		4,410,998

Banks — 5.4%
Aozora Bank Ltd.	3,300	82,504
Chiba Bank Ltd. (The)	19,800	101,863
Concordia Financial Group Ltd.	38,500	147,481
Mebuki Financial Group Inc.	30,800	75,807
Mitsubishi UFJ Financial Group Inc.	305,800	1,551,707
Mizuho Financial Group Inc.	814,000	1,247,267
Resona Holdings Inc.	66,000	282,748
Seven Bank Ltd.	19,800	54,229
Shinsei Bank Ltd.	4,400	64,081
Sumitomo Mitsui Financial Group Inc.	40,700	1,391,501
Sumitomo Mitsui Trust Holdings Inc.	12,104	436,337

		5,435,525

Beverages — 1.3%
Asahi Group Holdings Ltd.	12,100	598,982
Kirin Holdings Co. Ltd.	26,400	558,901
Suntory Beverage & Food Ltd.	4,400	188,092

		1,345,975

Biotechnology — 0.2%
PeptiDream Inc.(a)	3,300	156,641

Building Products — 1.6%
AGC Inc./Japan	5,500	170,483
Aica Kogyo Co. Ltd.	2,200	64,733

Security	Shares	Value

Building Products (continued)
Daikin Industries Ltd.	8,100	$1,062,762
Nichias Corp.	2,200	38,921
Sanwa Holdings Corp.	6,600	73,771
TOTO Ltd.	4,400	164,682

		1,575,352

Capital Markets — 1.1%
Daiwa Securities Group Inc.	48,400	215,589
Japan Exchange Group Inc.	15,400	242,097
Matsui Securities Co. Ltd.	2,200	18,483
Nomura Holdings Inc.	105,600	447,414
SBI Holdings Inc./Japan	7,700	164,651

		1,088,234

Chemicals — 4.6%
Air Water Inc.	5,500	98,321
Asahi Kasei Corp.	42,900	422,351
Daicel Corp.	8,800	74,341
Denka Co. Ltd.	2,200	60,478
DIC Corp.	2,200	61,028
Hitachi Chemical Co. Ltd.	2,200	71,756
JSR Corp.	5,500	87,990
Kansai Paint Co. Ltd.	6,600	153,344
Kuraray Co. Ltd.	9,900	121,557
Mitsubishi Chemical Holdings Corp.	39,600	282,174
Mitsubishi Gas Chemical Co. Inc.	5,500	73,384
Mitsui Chemicals Inc.	5,500	122,952
Nippon Paint Holdings Co. Ltd.	5,100	264,733
Nissan Chemical Corp.	3,300	137,252
Nitto Denko Corp.	4,400	211,868
NOF Corp.	2,200	72,366
Shin-Etsu Chemical Co. Ltd.	10,700	1,144,501
Showa Denko KK	4,400	115,013
Sumitomo Chemical Co. Ltd.	46,200	207,328
Taiyo Nippon Sanso Corp.	4,400	88,875
Teijin Ltd.	5,500	105,649
Tokai Carbon Co. Ltd.	6,600	66,382
Tokuyama Corp.	2,200	50,422
Toray Industries Inc.	47,300	351,046
Tosoh Corp.	8,800	116,275
Ube Industries Ltd.	3,300	66,534

		4,627,920

Commercial Services & Supplies — 0.8%
Park24 Co. Ltd.	3,300	76,580
Pilot Corp.	1,100	40,713
Secom Co. Ltd.	6,600	602,015
Sohgo Security Services Co. Ltd.	2,200	115,216

		834,524

Construction & Engineering — 1.3%
COMSYS Holdings Corp.	3,300	93,435
Hazama Ando Corp.	5,500	40,916
Kajima Corp.	15,400	201,913
Kumagai Gumi Co. Ltd.	1,100	31,298
Kyowa Exeo Corp.	2,200	53,333
Kyudenko Corp.	1,100	36,641
Maeda Corp.	4,400	38,351
Nippo Corp.	2,200	40,692
Nishimatsu Construction Co. Ltd.	1,100	20,458
Obayashi Corp.	19,800	197,130
Penta-Ocean Construction Co. Ltd.	7,700	42,606
Shimizu Corp.	20,900	189,130

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Sumitomo Mitsui Construction Co. Ltd.	4,420	$23,189
Taisei Corp.	6,600	255,573
Toda Corp.	7,700	44,244
Tokyu Construction Co. Ltd.	2,200	16,814

		1,325,723

Construction Materials — 0.1%
Taiheiyo Cement Corp.	3,300	88,275

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd.	4,400	66,199
Orient Corp.	16,500	22,137

		88,336

Distributors — 0.1%
PALTAC Corp.	1,100	53,741

Diversified Financial Services — 0.8%
Financial Products Group Co. Ltd.	2,200	21,985
Fuyo General Lease Co. Ltd.	1,100	65,954
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,200	76,214
ORIX Corp.	39,600	590,290
Tokyo Century Corp.	1,100	50,839
Zenkoku Hosho Co. Ltd.	1,100	42,799

		848,081

Diversified Telecommunication Services — 1.5%
Nippon Telegraph & Telephone Corp.	30,800	1,469,394

Electric Utilities — 0.8%
Chubu Electric Power Co. Inc.	18,700	270,789
Kansai Electric Power Co. Inc. (The)	25,300	282,906
Kyushu Electric Power Co. Inc.	12,100	114,198
Tohoku Electric Power Co. Inc.	14,300	139,461

		807,354

Electrical Equipment — 2.0%
Fuji Electric Co. Ltd.	4,400	134,555
Furukawa Electric Co. Ltd.	2,200	52,906
Mitsubishi Electric Corp.	60,500	801,908
Nidec Corp.	7,200	967,328
Nissin Electric Co. Ltd.	1,100	13,344

		1,970,041

Electronic Equipment, Instruments & Components — 6.0%
Alps Alpine Co. Ltd.	6,600	123,176
Azbil Corp.	3,300	88,214
Hamamatsu Photonics KK	4,400	163,257
Hirose Electric Co. Ltd.	1,107	135,616
Hitachi High-Technologies Corp.	2,200	127,023
Hitachi Ltd.	27,500	1,023,664
Horiba Ltd.	1,100	63,511
Keyence Corp.	2,372	1,468,303
Kyocera Corp.	8,800	545,954
Murata Manufacturing Co. Ltd.	19,600	940,328
Omron Corp.	6,600	360,916
Shimadzu Corp.	7,700	194,361
Taiyo Yuden Co. Ltd.	2,200	53,517
TDK Corp.	3,300	295,267
Yaskawa Electric Corp.	6,600	242,137
Yokogawa Electric Corp.	6,600	120,733

		5,945,977

Energy Equipment & Services — 0.0%
Modec Inc.	1,100	26,758

Security	Shares	Value

Entertainment — 2.2%
Capcom Co. Ltd.	2,200	$58,280
COLOPL Inc.(a)(b)	2,200	36,295
Daiichikosho Co. Ltd.	1,100	50,789
DeNA Co. Ltd.	3,300	58,229
GungHo Online Entertainment Inc.	1,190	26,977
Konami Holdings Corp.	2,200	106,260
Nexon Co. Ltd.(a)	16,500	200,153
Nintendo Co. Ltd.	3,500	1,296,044
Square Enix Holdings Co. Ltd.	3,300	160,305
Toho Co. Ltd./Tokyo	4,400	192,773

		2,186,105

Food & Staples Retailing — 2.4%
Aeon Co. Ltd.	23,300	426,978
Ain Holdings Inc.	1,100	64,020
Cosmos Pharmaceutical Corp.(b)	300	58,709
Create SD Holdings Co. Ltd.	1,100	25,649
FamilyMart Co. Ltd.	6,600	160,794
Kobe Bussan Co. Ltd.	1,100	53,333
Kusuri no Aoki Holdings Co. Ltd.	1,100	74,911
Lawson Inc.	1,100	56,285
Matsumotokiyoshi Holdings Co. Ltd.	2,200	80,509
Seven & i Holdings Co. Ltd.	25,300	967,288
Sugi Holdings Co. Ltd.	1,100	59,542
Sundrug Co. Ltd.	2,200	69,211
Tsuruha Holdings Inc.	1,100	119,797
Welcia Holdings Co. Ltd.	1,600	80,537
Yaoko Co. Ltd.	1,100	49,160

		2,346,723

Food Products — 2.0%
Ajinomoto Co. Inc.	13,200	249,160
Ariake Japan Co. Ltd.	1,100	85,700
Calbee Inc.	3,300	102,595
Ezaki Glico Co. Ltd.	2,200	91,298
Kewpie Corp.	3,300	77,038
Kikkoman Corp.	4,400	210,076
Maruha Nichiro Corp.	1,100	27,725
MEIJI Holdings Co. Ltd.	4,400	320,814
Morinaga & Co. Ltd./Japan	1,100	53,435
NH Foods Ltd.	2,200	88,448
Nichirei Corp.	3,300	75,237
Nippon Suisan Kaisha Ltd.	7,700	43,532
Nissin Foods Holdings Co. Ltd.	2,200	158,779
Toyo Suisan Kaisha Ltd.	3,300	132,214
Yakult Honsha Co. Ltd.	4,400	245,903

		1,961,954

Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	11,000	210,382
Tokyo Gas Co. Ltd.	12,100	305,033

		515,415

Health Care Equipment & Supplies — 2.6%
Asahi Intecc Co. Ltd.	6,600	173,252
Hoya Corp.	12,100	987,369
Nihon Kohden Corp.	3,300	96,947
Olympus Corp.	36,300	489,038
Sysmex Corp.	4,600	307,816
Terumo Corp.	17,600	566,717

		2,621,139

Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	6,600	147,359

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Japan Lifeline Co. Ltd.	1,100	$17,629
Medipal Holdings Corp.	6,600	146,931
Ship Healthcare Holdings Inc.	1,100	46,768

		358,687

Health Care Technology — 0.3%
M3 Inc.	12,100	291,318

Hotels, Restaurants & Leisure — 1.4%
Komeda Holdings Co. Ltd.	1,100	20,489
McDonald’s Holdings Co. Japan Ltd.	2,200	106,463
Oriental Land Co. Ltd./Japan	6,600	1,003,969
Resorttrust Inc.	2,200	35,583
Skylark Holdings Co. Ltd.	6,600	120,061
Zensho Holdings Co. Ltd.	3,300	71,145

		1,357,710

Household Durables — 3.4%
Casio Computer Co. Ltd.	5,500	85,242
Fujitsu General Ltd.	2,200	36,621
Haseko Corp.	8,800	102,433
Iida Group Holdings Co. Ltd.	4,400	71,573
Nikon Corp.	11,000	137,201
Panasonic Corp.	69,300	561,453
Pressance Corp.	1,100	17,730
Rinnai Corp.	1,100	73,893
Sekisui Chemical Co. Ltd.	13,200	204,336
Sekisui House Ltd.	20,900	410,941
Sony Corp.	27,500	1,615,013
Starts Corp. Inc.	1,100	26,850
Sumitomo Forestry Co. Ltd.	4,400	58,463

		3,401,749

Household Products — 0.7%
Lion Corp.	7,700	151,827
Pigeon Corp.	3,300	136,030
Unicharm Corp.	12,100	382,901

		670,758

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,400	100,356

Industrial Conglomerates — 0.2%
Keihan Holdings Co. Ltd.	3,300	146,718
TOKAI Holdings Corp.	3,300	30,870

		177,588

Insurance — 2.9%
Dai-ichi Life Holdings Inc.	34,100	513,985
MS&AD Insurance Group Holdings Inc.	15,400	498,728
Sompo Holdings Inc.	11,000	459,745
Sony Financial Holdings Inc.	4,400	95,349
T&D Holdings Inc.	18,700	198,117
Tokio Marine Holdings Inc.	22,000	1,176,387

		2,942,311

Interactive Media & Services — 0.3%
Dip Corp.	1,100	26,707
Kakaku.com Inc.	4,400	108,214
Mixi Inc.	1,100	23,135
Yahoo Japan Corp.	38,500	108,295

		266,351

Internet & Direct Marketing Retail — 0.4%
Rakuten Inc.	27,500	270,993

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
ZOZO Inc.	6,600	$152,183

		423,176

IT Services — 1.7%
Digital Garage Inc.	1,100	34,962
Fujitsu Ltd.	5,500	440,458
GMO Payment Gateway Inc.	1,100	73,588
Itochu Techno-Solutions Corp.	2,200	58,259
Nihon Unisys Ltd.	2,200	70,840
Nomura Research Institute Ltd.	11,264	224,186
NS Solutions Corp.	1,100	35,878
NTT Data Corp.	16,500	212,824
Obic Co. Ltd.	2,200	250,789
Otsuka Corp.	3,300	131,450
SCSK Corp.	1,100	51,603
TIS Inc.	2,200	126,819

		1,711,656

Leisure Products — 0.9%
Bandai Namco Holdings Inc.	6,600	410,992
Shimano Inc.	2,200	331,399
Tomy Co. Ltd.	2,200	25,140
Yamaha Corp.	3,300	148,092

		915,623

Machinery — 5.3%
Amada Holdings Co. Ltd.	8,800	94,779
Daifuku Co. Ltd.	3,300	170,076
DMG Mori Co. Ltd.	3,300	46,748
FANUC Corp.	5,500	1,035,114
Harmonic Drive Systems Inc.(b)	1,100	47,837
Hino Motors Ltd.	7,700	63,410
Hitachi Construction Machinery Co. Ltd.	2,200	53,028
IHI Corp.	4,400	95,593
JTEKT Corp.	5,500	63,053
Kawasaki Heavy Industries Ltd.	4,400	97,384
Komatsu Ltd.	27,500	629,771
Kubota Corp.	33,000	499,084
Makita Corp.	7,700	242,239
MINEBEA MITSUMI Inc.	11,000	174,148
MISUMI Group Inc.	7,700	181,181
Mitsubishi Heavy Industries Ltd.	9,900	387,664
Nabtesco Corp.	3,300	102,137
NGK Insulators Ltd.	7,700	109,649
NSK Ltd.	12,100	101,883
OSG Corp.	3,300	68,214
SMC Corp./Japan	1,900	810,456
Sumitomo Heavy Industries Ltd.	3,300	97,710
Takeuchi Manufacturing Co. Ltd.	1,100	17,069
THK Co. Ltd.	3,300	86,504

		5,274,731

Media — 0.5%
CyberAgent Inc.	3,300	126,717
Dentsu Inc.	5,500	193,639
Hakuhodo DY Holdings Inc.	7,700	111,216
Nippon Television Holdings Inc.	5,500	70,433

		502,005

Metals & Mining — 1.0%
Dowa Holdings Co. Ltd.	1,100	37,557
Hitachi Metals Ltd.	6,600	71,206
JFE Holdings Inc.	16,525	198,774
Nippon Light Metal Holdings Co. Ltd.	15,400	27,644

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Nippon Steel Corp.	27,504	$383,135
Sumitomo Metal Mining Co. Ltd.	8,800	272,529

		990,845

Multiline Retail — 0.7%
Izumi Co. Ltd.	1,100	43,053
J Front Retailing Co. Ltd.	7,700	90,056
Marui Group Co. Ltd.	5,500	116,132
Pan Pacific International Holdings Corp.	14,300	238,830
Ryohin Keikaku Co. Ltd.	8,500	158,714
Seria Co. Ltd.	1,100	26,697

		673,482

Oil, Gas & Consumable Fuels — 1.0%
Cosmo Energy Holdings Co. Ltd.	2,200	45,293
Idemitsu Kosan Co. Ltd.	6,600	186,565
Inpex Corp.	33,000	302,626
Iwatani Corp.	1,100	37,150
JXTG Holdings Inc.	102,300	466,088

		1,037,722

Paper & Forest Products — 0.1%
Oji Holdings Corp.	27,500	128,244

Personal Products — 2.4%
Kao Corp.	14,300	1,056,407
Kobayashi Pharmaceutical Co. Ltd.	2,200	167,328
Kose Corp.	1,100	185,750
Pola Orbis Holdings Inc.	2,200	49,242
Shiseido Co. Ltd.	12,100	966,097

		2,424,824

Pharmaceuticals — 6.0%
Astellas Pharma Inc.	53,940	767,862
Chugai Pharmaceutical Co. Ltd.	6,600	512,977
Daiichi Sankyo Co. Ltd.	17,603	1,108,219
Eisai Co. Ltd.	7,100	360,732
Hisamitsu Pharmaceutical Co. Inc.	2,200	96,183
Kaken Pharmaceutical Co. Ltd.	1,100	50,992
Kyowa Kirin Co. Ltd.	6,600	128,122
Mitsubishi Tanabe Pharma Corp.	5,500	60,305
Nippon Shinyaku Co. Ltd.	1,300	109,341
Ono Pharmaceutical Co. Ltd.	14,300	258,942
Otsuka Holdings Co. Ltd.	11,000	411,196
Santen Pharmaceutical Co. Ltd.	11,000	191,145
Sawai Pharmaceutical Co. Ltd.	1,100	56,794
Shionogi & Co. Ltd.	7,700	427,410
Sumitomo Dainippon Pharma Co. Ltd.	4,400	72,265
Takeda Pharmaceutical Co. Ltd.	40,700	1,389,618

		6,002,103

Professional Services — 1.8%
Benefit One Inc.	2,200	41,568
en-japan Inc.	1,100	42,087
JAC Recruitment Co. Ltd.	1,100	21,048
Meitec Corp.	1,100	53,842
Nihon M&A Center Inc.	4,400	123,766
Outsourcing Inc.	3,300	31,389
Persol Holdings Co. Ltd.	5,500	103,919
Recruit Holdings Co. Ltd.	41,800	1,270,921
SMS Co. Ltd.	2,200	53,496
TechnoPro Holdings Inc.	1,100	65,140
UT Group Co. Ltd.	1,100	23,501

		1,830,677

Security	Shares	Value

Real Estate Management & Development — 3.6%
Aeon Mall Co. Ltd.	3,300	$52,061
Daito Trust Construction Co. Ltd.	2,200	281,120
Daiwa House Industry Co. Ltd.	18,700	606,636
Hulic Co. Ltd.	13,200	134,962
Ichigo Inc.	7,700	30,992
Mitsubishi Estate Co. Ltd.	41,800	806,026
Mitsui Fudosan Co. Ltd.	31,900	790,748
Nomura Real Estate Holdings Inc.	4,400	95,023
Open House Co. Ltd.	2,200	52,397
Relo Group Inc.	3,300	80,855
Sumitomo Realty & Development Co. Ltd.	13,200	502,351
Tokyo Tatemono Co. Ltd.	6,600	92,702
Tokyu Fudosan Holdings Corp.	15,400	98,178

		3,624,051

Road & Rail — 5.0%
Central Japan Railway Co.	5,500	1,130,789
East Japan Railway Co.	11,000	1,049,364
Hankyu Hanshin Holdings Inc.	7,700	296,743
Hitachi Transport System Ltd.	1,100	32,163
Keio Corp.	3,300	205,496
Keisei Electric Railway Co. Ltd.	4,400	180,967
Kintetsu Group Holdings Co. Ltd.	5,500	286,514
Nagoya Railroad Co. Ltd.	6,600	197,252
Nippon Express Co. Ltd.	2,200	112,163
Odakyu Electric Railway Co. Ltd.	9,900	237,069
Sankyu Inc.	1,100	57,099
Seibu Holdings Inc.	7,700	134,158
Sotetsu Holdings Inc.	2,200	57,466
Tobu Railway Co. Ltd.	6,600	213,740
Tokyu Corp.	16,500	309,618
West Japan Railway Co.	5,500	464,682

		4,965,283

Semiconductors & Semiconductor Equipment — 1.7%
Advantest Corp.	4,400	194,402
Disco Corp.	1,000	189,313
Lasertec Corp.	1,100	68,804
Renesas Electronics Corp.(a)	28,600	185,771
SCREEN Holdings Co. Ltd.	1,100	64,835
SUMCO Corp.	6,600	88,550
Tokyo Electron Ltd.	4,100	780,166
Tokyo Seimitsu Co. Ltd.	1,100	32,315
Ulvac Inc.	1,100	44,173

		1,648,329

Software — 0.2%
Oracle Corp. Japan	1,100	95,369
Trend Micro Inc./Japan	2,200	104,631

		200,000

Specialty Retail — 1.5%
ABC-Mart Inc.	1,100	69,924
Bic Camera Inc.	3,300	34,717
Fast Retailing Co. Ltd.	800	475,299
Hikari Tsushin Inc.	600	129,799
K’s Holdings Corp.	6,600	71,817
Nitori Holdings Co. Ltd.	2,300	336,461
Nojima Corp.	1,100	18,443
Shimamura Co. Ltd.	1,100	87,125
United Arrows Ltd.	1,100	32,163
USS Co. Ltd.	6,600	128,061

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Workman Co. Ltd.	1,100	$79,796

		1,463,605

Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	7,700	139,359
Canon Inc.	33,050	881,486
Konica Minolta Inc.	13,200	91,847
NEC Corp.	8,400	354,421
Seiko Epson Corp.	7,700	108,295
Toshiba TEC Corp.	1,100	32,468

		1,607,876

Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	1,000	85,681

Tobacco — 0.8%
Japan Tobacco Inc.	35,200	770,606

Trading Companies & Distributors — 4.2%
ITOCHU Corp.	41,800	862,880
Kanamoto Co. Ltd.	1,100	27,308
Kanematsu Corp.	2,200	24,713
Marubeni Corp.	59,400	394,461
Mitsubishi Corp.	42,900	1,052,305
Mitsui & Co. Ltd.	49,500	809,771
MonotaRO Co. Ltd.	4,400	115,054
Nippon Steel Trading Corp.	1,100	43,003
Sojitz Corp.	33,000	102,290
Sumitomo Corp.	36,300	566,962
Toyota Tsusho Corp.	6,600	212,824

		4,211,571

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	2,200	95,267

Security	Shares	Value

Wireless Telecommunication Services — 3.4%
KDDI Corp.	48,400	$1,265,140
NTT DOCOMO Inc.	38,500	980,712
SoftBank Group Corp.	28,600	1,122,036

		3,367,888

Total Common Stocks — 99.0% (Cost: $93,148,627)		98,837,307

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	150,208	150,283
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	55,000	55,000

		205,283

Total Short-Term Investments — 0.2% (Cost: $205,241)		205,283

Total Investments in Securities — 99.2% (Cost: $93,353,868)		99,042,590

Other Assets, Less Liabilities — 0.8%		765,265

Net Assets — 100.0%		$99,807,855

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	534,817	(384,609)	150,208	$150,283	$3,305	(b)	$25		$(6)
BlackRock Cash Funds: Treasury, SL Agency Shares	46,049	8,951	55,000	55,000	547		—		—

				$205,283	$3,852		$25		$(6)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	65	12/12/19	$955	$(5,399)

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,399

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$4,746

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,399)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$318,359

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$98,837,307	$—	$—	$98,837,307
Money Market Funds	205,283	—	—	205,283

	$99,042,590	$—	$—	$99,042,590

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,399)	$—	$—	$(5,399)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2019

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$98,837,307
Affiliated(c)	2,837,090	205,283
Cash	562	180
Foreign currency, at value(d)	—	79,713
Foreign currency collateral pledged:
Futures contracts(e)	—	3,146
Receivables:
Securities lending income — Affiliated	—	508
Dividends	2	883,445
Unrealized appreciation on:
Forward foreign currency exchange contracts	56,339	—

Total assets	2,893,993	100,009,582

LIABILITIES
Collateral on securities loaned, at value	—	150,133
Payables:
Investments purchased	49,758	—
Variation margin on futures contracts	—	9,549
Investment advisory fees	—	42,045
Unrealized depreciation on:
Forward foreign currency exchange contracts	5,421	—

Total liabilities	55,179	201,727

NET ASSETS	$2,838,814	$99,807,855

NET ASSETS CONSIST OF:
Paid-in capital	$3,264,497	$113,497,540
Accumulated loss	(425,683)	(13,689,685)

NET ASSETS	$2,838,814	$99,807,855

Shares outstanding	100,000	1,650,000

Net asset value	$28.39	$60.49

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$142,841
(b) Investments, at cost — Unaffiliated	$—	$93,148,627
(c) Investments, at cost — Affiliated	$2,752,416	$205,241
(d) Foreign currency, at cost	$—	$79,652
(e) Foreign currency collateral pledged, at cost	$—	$3,171

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Operations  (unaudited)

Six Months Ended September 30, 2019

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$1,244,859
Dividends — Affiliated	20,790	547
Securities lending income — Affiliated — net	—	3,305
Foreign taxes withheld	—	(124,507)

Total investment income	20,790	1,124,204

EXPENSES
Investment advisory fees	8,029	270,128

Total expenses	8,029	270,128
Less:
Investment advisory fees waived	(8,029)	—

Total expenses after fees waived	—	270,128

Net investment income	20,790	854,076

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(1,342,699)
Investments — Affiliated	(20,194)	25
In-kind redemptions — Unaffiliated	—	3,410,201
Futures contracts	—	4,746
Forward foreign currency exchange contracts	(74,957)	—
Foreign currency transactions	—	30,810

Net realized gain (loss)	(95,151)	2,103,083

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	—	634,091
Investments — Affiliated	113,374	(6)
Futures contracts	—	(5,399)
Forward foreign currency exchange contracts	39,952	—
Foreign currency translations	—	2,425

Net change in unrealized appreciation (depreciation)	153,326	631,111

Net realized and unrealized gain	58,175	2,734,194

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,965	$3,588,270

See notes to financial statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged JPX-Nikkei 400 ETF		iShares JPX-Nikkei 400 ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,790	$40,954	$854,076	$1,992,573
Net realized gain (loss)	(95,151)	158,131	2,103,083	(2,451,670)
Net change in unrealized appreciation (depreciation)	153,326	(299,847)	631,111	(10,059,063)

Net increase (decrease) in net assets resulting from operations	78,965	(100,762)	3,588,270	(10,518,160)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,829)	(40,903)	(865,467)	(1,645,037)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	—	(17,732,073)	19,040,574

NET ASSETS
Total increase (decrease) in net assets	58,136	(141,665)	(15,009,270)	6,877,377
Beginning of period	2,780,678	2,922,343	114,817,125	107,939,748

End of period	$2,838,814	$2,780,678	$99,807,855	$114,817,125

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged JPX-Nikkei 400 ETF
	Six Months Ended					Period From
	09/30/19		Year Ended	Year Ended	Year Ended	09/29/15	(a)
	(unaudited)		03/31/19	03/31/18	03/31/17	to 03/31/16

Net asset value, beginning of period	$27.81		$29.22	$25.57	$23.03	$23.88

Net investment income(b)	0.21		0.41	0.48	0.47	0.23
Net realized and unrealized gain (loss)(c)	0.58		(1.41)	3.63	2.57		(0.69)

Net increase (decrease) from investment operations	0.79		(1.00)	4.11	3.04		(0.46)

Distributions(d)
From net investment income		(0.21)	(0.41)	(0.46)	(0.50)		(0.20)
From net realized gain	—		—	—	—		(0.19)

Total distributions		(0.21)	(0.41)	(0.46)	(0.50)		(0.39)

Net asset value, end of period	$28.39		$27.81	$29.22	$25.57	$23.03

Total Return
Based on net asset value	2.86	%(e)	(3.36)%	16.08%	13.44%	(2.18	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.59	%(g)	0.59%	0.59%	0.59%	0.59	%(g)

Total expenses after fees waived(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00	%(g)(h)

Net investment income	1.53	%(g)	1.43%	1.69%	1.98%	1.85	%(g)

Supplemental Data
Net assets, end of period (000)	$2,839		$2,781	$2,922	$2,557	$3,454

Portfolio turnover rate(i)(j)	5	%(e)	5%	11%	20%	7	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Rounds to less than 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$58.88		$65.42	$55.69	$49.94	$53.69	$49.02

Net investment income(a)	0.45		1.06	0.95	0.70	0.87	0.61
Net realized and unrealized gain (loss)(b)	1.60		(6.73)	9.76	6.15	(3.93)	4.75

Net increase (decrease) from investment operations	2.05		(5.67)	10.71	6.85	(3.06)	5.36

Distributions(c)
From net investment income		(0.44)	(0.87)	(0.98)	(1.10)	(0.69)	(0.69)

Total distributions		(0.44)	(0.87)	(0.98)	(1.10)	(0.69)	(0.69)

Net asset value, end of period	$60.49		$58.88	$65.42	$55.69	$49.94	$53.69

Total Return
Based on net asset value	3.53	%(d)	(8.67)%	19.32%	13.84%	(5.78)%	11.03%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.48%	0.49%	0.50%

Net investment income	1.52	%(e)	1.73%	1.54%	1.32%	1.67%	1.21%

Supplemental Data
Net assets, end of period (000)	$99,808		$114,817	$107,940	$83,535	$149,823	$80,542

Portfolio turnover rate(f)	5	%(d)	11%	8%	7%	27%	2%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged JPX-Nikkei 400	Diversified
JPX-Nikkei 400	Diversified

Currently the iShares Currency Hedged JPX-Nikkei 400 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares JPX-Nikkei 400 ETF (an “underlying fund”). The financial statements and schedule of investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged JPX-Nikkei 400 ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (unaudited) (continued)

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

JPX-Nikkei 400
Citigroup Global Markets Inc.	$36,295	$36,295		$—	$—
Morgan Stanley & Co. LLC	106,546	106,546		—	—

	$142,841	$142,841		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: The currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged JPX-Nikkei 400	0.59%
JPX-Nikkei 400	0.48

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. For the iShares Currency Hedged JPX-Nikkei 400 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares JPX-Nikkei 400 ETF (“JPXN”), after taking into account any fee waivers by JPXN.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended September 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
JPX-Nikkei 400	$791

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged JPX-Nikkei 400	$139,191	$163,185
JPX-Nikkei 400	5,068,180	5,094,530

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
JPX-Nikkei 400	$—	$17,304,789

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Currency Hedged JPX-Nikkei 400	$442,708
JPX-Nikkei 400	17,787,761

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged JPX-Nikkei 400	$2,764,878	$141,013	$(17,883)	$123,130
JPX-Nikkei 400	97,817,716	15,792,666	(14,573,191)	1,219,475

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount

JPX-Nikkei 400
Shares sold	—	$—	300,000	$19,040,574
Shares redeemed	(300,000)	(17,732,073)	—	—

Net increase(decrease)	(300,000)	$(17,732,073)	300,000	$19,040,574

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Currency Hedged JPX-Nikkei 400 ETF and iShares JPX-Nikkei 400 ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	27

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged JPX-Nikkei 400(a)	$0.173629	$—	$0.034664	$0.208293	83%	—%	17%	100%
JPX-Nikkei 400(a)	0.369758	—	0.074071	0.443829	83	—	17	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	29

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	31

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by the Japan Exchange Group, Inc., Tokyo Stock Exchange or Nikkei, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-310-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares India 50 ETF | INDY | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® India 50 ETF

Investment Objective

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(2.90)%	8.01%	4.84%	4.51%	8.01%	26.68%	54.55%
Fund Market	(2.65)	8.19	4.87	4.52	8.19	26.83	54.62
Index	(2.69)	8.77	5.93	5.35	8.77	33.40	67.18

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Index performance through April 2, 2017 is calculated using the INR-USD reference rate as published by the Reserve Bank of India. Index performance beginning on April 3, 2017 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 4 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 971.00	$ 4.58		$ 1,000.00	$ 1,020.30	$ 4.70		0.93%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 4 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	39.3%
Information Technology	13.9
Energy	12.9
Consumer Staples	9.5
Consumer Discretionary	6.7
Materials	6.2
Industrials	4.5
Utilities	2.6
Communication Services	2.3
Health Care	2.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

HDFC Bank Ltd.	9.7%
Reliance Industries Ltd.	9.7
Housing Development Finance Corp. Ltd.	7.2
Infosys Ltd.	6.3
ICICI Bank Ltd.	5.9
ITC Ltd.	4.7
Tata Consultancy Services Ltd.	4.7
Kotak Mahindra Bank Ltd.	4.7
Larsen & Toubro Ltd.	3.9
Hindustan Unilever Ltd.	3.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	3

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Consolidated Schedule of Investments (unaudited) September 30, 2019	iShares® India 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.5%
Bajaj Auto Ltd.	146,533	$6,082,660
Eicher Motors Ltd.	15,661	3,925,857
Hero MotoCorp Ltd.	146,091	5,575,650
Mahindra & Mahindra Ltd.	1,077,216	8,316,759
Maruti Suzuki India Ltd.	149,571	14,173,923
Tata Motors Ltd.(a)	2,014,487	3,338,585

		41,413,434

Banks — 28.9%
Axis Bank Ltd.	2,093,163	20,231,987
Axis Bank Ltd., GDR(b)	35,662	1,736,739
HDFC Bank Ltd., ADR	205,675	11,733,759
HDFC Bank Ltd.	4,182,073	72,433,645
ICICI Bank Ltd.	7,267,396	44,474,715
IndusInd Bank Ltd.	678,430	13,244,782
Kotak Mahindra Bank Ltd.	1,504,397	34,908,248
State Bank of India(a)	4,318,484	16,501,556
Yes Bank Ltd.	2,363,099	1,380,471

		216,645,902

Chemicals — 2.4%
Asian Paints Ltd.	507,317	12,614,418
UPL Ltd.	619,024	5,275,375

		17,889,793

Construction & Engineering — 3.9%
Larsen & Toubro Ltd.	1,389,620	28,907,605

Construction Materials — 1.6%
Grasim Industries Ltd.	444,053	4,574,694
UltraTech Cement Ltd.	117,446	7,194,456

		11,769,150

Consumer Finance — 2.0%
Bajaj Finance Ltd.	267,551	15,275,054

Diversified Telecommunication Services — 0.5%
Bharti Infratel Ltd.	961,500	3,490,873

Electric Utilities — 1.0%
Power Grid Corp. of India Ltd.	2,649,230	7,440,922

Food Products — 1.8%
Britannia Industries Ltd.	132,512	5,505,035
Nestle India Ltd.	40,144	7,867,864

		13,372,899

Gas Utilities — 0.5%
GAIL India Ltd.	2,091,316	3,969,053

Household Products — 3.0%
Hindustan Unilever Ltd.	803,910	22,482,523

Independent Power and Renewable Electricity Producers — 1.1%
NTPC Ltd.	4,899,170	8,122,791

Insurance — 1.1%
Bajaj Finserv Ltd.	68,050	8,174,396

IT Services — 13.9%
HCL Technologies Ltd.	610,533	9,309,343
Infosys Ltd.	4,121,162	46,850,154

Security	Shares/ Par		Value

IT Services (continued)
Tata Consultancy Services Ltd.		1,182,330	$35,023,386
Tech Mahindra Ltd.		694,788	7,004,860
Wipro Ltd.		1,671,308	5,655,234

			103,842,977

Media — 0.3%
Zee Entertainment Enterprises Ltd.		691,740	2,591,507

Metals & Mining —2.2%
Hindalco Industries Ltd.		1,642,790	4,435,631
JSW Steel Ltd.		1,142,455	3,706,956
Tata Steel Ltd.		849,328	4,320,417
Vedanta Ltd.		2,049,675	4,458,343

			16,921,347

Oil, Gas & Consumable Fuels — 12.9%
Bharat Petroleum Corp. Ltd.		903,203	5,991,293
Coal India Ltd.		2,011,150	5,671,442
Indian Oil Corp. Ltd.		2,754,409	5,728,895
Oil & Natural Gas Corp. Ltd.		3,539,189	6,582,094
Reliance Industries Ltd.		3,852,089	72,414,738

			96,388,462

Pharmaceuticals — 2.1%
Cipla Ltd./India		571,379	3,430,589
Dr. Reddy’s Laboratories Ltd.		136,485	5,204,217
Sun Pharmaceutical Industries Ltd.		1,242,002	6,825,256

			15,460,062

Textiles, Apparel & Luxury Goods — 1.1%
Titan Co. Ltd.		469,548	8,434,714

Thrifts & Mortgage Finance — 7.2%
Housing Development Finance Corp. Ltd.		1,939,649	54,111,020

Tobacco — 4.7%
ITC Ltd.		9,677,119	35,482,460

Transportation Infrastructure — 0.7%
Adani Ports &Special Economic Zone Ltd.		885,579	5,172,734

Wireless Telecommunication Services — 1.5%
Bharti Airtel Ltd.		2,136,774	11,066,970

Total Common Stocks — 99.9% (Cost: $434,646,769)			748,426,648

Corporate Bonds & Notes

Food Products — 0.0%
Britannia Industries Ltd., 8.00%, 08/28/22	INR	4,152,930	59,766

Total Corporate Bonds & Notes — 0.0% (Cost: $59,222)			59,766

Total Investments in Securities — 99.9% (Cost: $434,705,991)			748,486,414

Other Assets, Less Liabilities — 0.1%			464,057

Net Assets — 100.0%			$748,950,471

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® India 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$952	(b)	$(517)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	425,261	(425,261)	—	—	83,573		—	—

				$—	$84,525		$(517)	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	20	12/20/19	$1,002	$(3,202)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,202

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(72,578)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(12,438)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$756,793

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

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Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® India 50 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$748,426,648	$—	$—	$748,426,648
Corporate Bonds & Notes	—	59,766	—	59,766

	$748,426,648	$59,766	$—	$748,486,414

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,202)	$—	$—	$(3,202)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Statement of Assets and Liabilities  (unaudited)

September 30, 2019

iShares India 50 ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$748,486,414
Foreign currency, at value(b)	9,549,047
Receivables:
Investments sold	679,664
Securities lending income — Affiliated	276
Dividends	5,001
Interest	414

Total assets	758,720,816

LIABILITIES
Bank overdraft	3,998,231
Deferred foreign capital gain tax	5,230,876
Payables:
Variation margin on futures contracts	3,228
Investment advisory fees	538,010

Total liabilities	9,770,345

NET ASSETS	$748,950,471

NET ASSETS CONSIST OF:
Paid-in capital	$566,219,910
Accumulated earnings	182,730,561

NET ASSETS	$748,950,471

Shares outstanding	20,450,000

Net asset value	$36.62

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$434,705,991
(b) Foreign currency, at cost	$9,549,047

See notes to consolidated financial statements.

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Consolidated Statement of Operations  (unaudited)

Six Months Ended September 30, 2019

iShares India 50 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$7,159,716
Dividends — Affiliated	83,573
Interest — Unaffiliated	417
Securities lending income — Affiliated — net	952
Foreign taxes withheld	(22)

Total investment income	7,244,636

EXPENSES
Investment advisory fees	3,695,640
Mauritius income taxes	164,614

Total expenses	3,860,254

Net investment income	3,384,382

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	2,844,161
Investments — Affiliated	(517)
In-kind redemptions — Unaffiliated	2,519,307
Futures contracts	(72,578)
Foreign currency transactions	3,309

Net realized gain	5,293,682

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	(32,589,405)
Futures contracts	(12,438)
Foreign currency translations	17,079

Net change in unrealized appreciation (depreciation)	(32,584,764)

Net realized and unrealized loss	(27,291,082)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,906,700)

(a) Net of deferred foreign capital gain tax of	$(2,845,822)

See notes to consolidated financial statements.

F I N A N C I A L S T A T E M E N T S	9

Consolidated Statement of Changes in Net Assets

		iShares India 50 ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,384,382	$3,674,642
Net realized gain	5,293,682	32,418,561
Net change in unrealized appreciation (depreciation)	(32,584,764)	21,089,899

Net increase (decrease) in net assets resulting from operations	(23,906,700)	57,183,102

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,592,617)	(4,630,774)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(50,094,805)	(344,139,774)

NET ASSETS
Total decrease in net assets	(79,594,122)	(291,587,446)
Beginning of period	828,544,593	1,120,132,039

End of period	$748,950,471	$828,544,593

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares India 50 ETF
	Six Months Ended
	09/30/19		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/19	03/31/18	03/31/17	03/31/16	03/31/15

Net asset value, beginning of period	$37.92		$35.00	$32.27	$26.81	$31.06	$25.71

Net investment income(a)	0.15		0.16	0.15	0.12	0.18	0.18
Net realized and unrealized gain (loss)(b)		(1.22)	2.97	2.68	5.47	(4.27)	5.33

Net increase (decrease)from investment operations		(1.07)	3.13	2.83	5.59	(4.09)	5.51

Distributions(c)
From net investment income		(0.23)	(0.21)	(0.10)	(0.13)	(0.16)	(0.16)

Total distributions		(0.23)	(0.21)	(0.10)	(0.13)	(0.16)	(0.16)

Net asset value, end of period	$36.62		$37.92	$35.00	$32.27	$26.81	$31.06

Total Return
Based on net asset value	(2.90	)%(d)	9.04%	8.76%	20.94%	(13.22)%	21.46%

Ratios to Average Net Assets
Total expenses	0.93	%(e)	0.94%	0.92%	0.93%	0.94%	0.93%

Net investment income	0.82	%(e)	0.45%	0.42%	0.43%	0.62%	0.58%

Supplemental Data
Net assets, end of period (000)	$748,950		$828,545	$1,120,132	$846,994	$714,535	$979,844

Portfolio turnover rate(f)	18	%(d)	24%	14%	11%	14%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	11

Notes to Consolidated Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

Basis of Consolidation: The accompanying consolidated financial statements for the Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment- in-kind interest income, if any, are recognized daily on the accrual basis.

Foreign Currency Translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Fund as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. The Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities and the same covers the period of any exists.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements  (unaudited) (continued)

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its consolidated schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	13

Notes to Consolidated Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the consolidated schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its consolidated schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the consolidated statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the consolidated schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements  (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its consolidated statement of operations. For the six months ended September 30, 2019, the Fund paid BTC $367 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the consolidated statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
India 50	$149,745,564	$194,902,304

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
India 50	$2,610,832	$5,099,039

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

As of March 31, 2019, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $99,924,857.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	15

Notes to Consolidated Financial Statements  (unaudited) (continued)

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
India 50	$463,690,074	$338,407,018	$(53,613,880)	$284,793,138

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

		Six Months Ended 09/30/19	Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount

India 50
Shares sold	3,100,000	$117,383,205	4,250,000	$157,551,334
Shares redeemed	(4,500,000)	(167,478,010)	(14,400,000)	(501,691,108)

Net decrease	(1,400,000)	$(50,094,805)	(10,150,000)	$(344,139,774)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the consolidated statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Board Review and Approval of Investment Advisory Contract

iShares India 50 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	19

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
India 50(a)	$0.040966	$—	$0.184089	$0.225055	18%	—%	82%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	21

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Currency Abbreviations

INR	Indian Rupee

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Ltd., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-307-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Russell Top 200 ETF | IWL | NYSE Arca

•	iShares Russell Top 200 Growth ETF | IWY | NYSE Arca

•	iShares Russell Top 200 Value ETF | IWX | NYSE Arca

•	iShares Russell 1000 ETF | IWB | NYSE Arca

•	iShares Russell 1000 Growth ETF | IWF | NYSE Arca

•	iShares Russell 1000 Value ETF | IWD | NYSE Arca

•	iShares Russell 2000 ETF | IWM | NYSE Arca

•	iShares Russell 2000 Growth ETF | IWO | NYSE Arca

•	iShares Russell 2000 Value ETF | IWN | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® Russell Top 200 ETF

Investment Objective

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.06%	3.99%	11.05%	13.10%	3.99%	68.88%	242.39%
Fund Market	6.06	3.96	11.04	13.12	3.96	68.83	242.93
Index	6.15	4.13	11.22	13.28	4.13	70.16	248.04

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,060.60	$0.77		$1,000.00	$1,024.30	$0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	23.9%
Health Care	14.7
Financials	13.2
Communication Services	12.0
Consumer Discretionary	9.9
Industrials	8.1
Consumer Staples	8.1
Energy	4.4
Utilities	2.0
Materials	2.0
Real Estate	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	5.3%
Apple Inc.	5.1
Amazon. com Inc.	3.6
Facebook Inc., Class A	2.1
Berkshire Hathaway Inc., Class B	2.0
JPMorgan Chase & Co.	1.9
Alphabet Inc., Class C	1.9
Alphabet Inc., Class A	1.8
Johnson & Johnson	1.7
Procter & Gamble Co. (The)	1.5

FUND SUMMARY	3

Fund Summary as of September 30, 2019	iShares® Russell Top 200 Growth ETF

Investment Objective

The iShares RussellTop 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.57%	3.32%	14.01%	15.06%	3.32%	92.63%	306.62%
Fund Market	6.59	3.31	14.01	15.08	3.31	92.59	307.36
Index	6.58	3.20	14.20	15.28	3.20	94.24	314.55

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$ 1,065.70	$ 1.03		$ 1,000.00	$ 1,024.00	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	39.0%
Consumer Discretionary	14.6
Health Care	14.5
Communication Services	11.4
Industrials	8.5
Consumer Staples	5.4
Financials	3.1
Real Estate	2.6
Materials	0.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Microsoft Corp.	9.4%
Apple Inc.	9.1
Amazon. com Inc.	6.3
Facebook Inc., Class A	4.0
Visa Inc., Class A	2.7
Alphabet Inc., Class A	2.3
Alphabet Inc., Class C	2.3
Mastercard Inc., Class A	2.2
Cisco Systems Inc.	2.0
Merck & Co. Inc.	1.9

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Russell Top 200 Value ETF

Investment Objective

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.55%	5.00%	7.73%	10.88%	5.00%	45.10%	180.87%
Fund Market	5.43	4.94	7.71	10.90	4.94	44.97	181.36
Index	5.64	5.18	7.95	11.12	5.18	46.58	187.09

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,055.50	$ 1.03		$ 1,000.00	$ 1,024.00	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	26.0%
Health Care	15.3
Consumer Staples	11.5
Communication Services	10.5
Energy	9.9
Industrials	8.4
Information Technology	5.4
Consumer Discretionary	4.6
Utilities	4.5
Materials	3.1
Real Estate	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Berkshire Hathaway Inc., Class B	4.6%
JPMorgan Chase & Co.	4.2
Exxon Mobil Corp.	3.4
Johnson & Johnson	3.3
Procter & Gamble Co. (The)	3.2
AT&T Inc.	3.1
Verizon Communications Inc.	2.8
Bank of America Corp.	2.8
Intel Corp.	2.6
Walt Disney Co. (The)	2.6

FUND SUMMARY	5

Fund Summary as of September 30, 2019	iShares® Russell 1000 ETF

Investment Objective

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.66%	3.76%	10.49%	13.08%	3.76%	64.64%	241.96%
Fund Market	5.64	3.74	10.48	13.10	3.74	64.59	242.47
Index	5.73	3.87	10.62	13.23	3.87	65.63	246.40

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,056.60	$ 0.77		$ 1,000.00	$ 1,024.30	$ 0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	22.0%
Health Care	13.3
Financials	13.2
Consumer Discretionary	10.3
Communication Services	9.8
Industrials	9.7
Consumer Staples	7.0
Energy	4.3
Real Estate	4.0
Utilities	3.5
Materials	2.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Microsoft Corp.	3.9%
Apple Inc.	3.7
Amazon. com Inc.	2.6
Facebook Inc., Class A	1.6
Berkshire Hathaway Inc., Class B	1.5
JPMorgan Chase & Co.	1.4
Alphabet Inc., Class C	1.4
Alphabet Inc., Class A	1.3
Johnson & Johnson	1.3
Procter & Gamble Co. (The)	1.1

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Russell 1000 Growth ETF

Investment Objective

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.08%	3.53%	13.19%	14.72%	3.53%	85.79%	294.90%
Fund Market	6.10	3.53	13.19	14.74	3.53	85.80	295.60
Index	6.20	3.71	13.39	14.94	3.71	87.46	302.35

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,060.80	$0.98		$1,000.00	$1,024.00	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	37.4%
Consumer Discretionary	14.4
Health Care	14.3
Communication Services	11.4
Industrials	10.0
Consumer Staples	4.9
Financials	3.2
Real Estate	2.6
Materials	1.5
Energy	0.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	7.4%
Apple Inc.	7.3
Amazon. com Inc.	5.1
Facebook Inc., Class A	3.1
Alphabet Inc., Class C	2.7
Alphabet Inc., Class A	2.6
Visa Inc., Class A	2.2
Mastercard Inc., Class A	1.8
Cisco Systems Inc.	1.5
Merck & Co. Inc.	1.5

FUND SUMMARY	7

Fund Summary as of September 30, 2019	iShares® Russell 1000 Value ETF

Investment Objective

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.16%	3.85%	7.62%	11.26%	3.85%	44.33%	190.57%
Fund Market	5.15	3.85	7.61	11.27	3.85	44.28	190.85
Index	5.25	4.00	7.79	11.46	4.00	45.53	195.98

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,051.60	$0.97		$1,000.00	$1,024.00	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	23.5%
Health Care	12.4
Industrials	9.4
Consumer Staples	9.2
Energy	8.4
Communication Services	8.2
Utilities	7.0
Consumer Discretionary	6.1
Information Technology	6.0
Real Estate	5.5
Materials	4.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Berkshire Hathaway Inc., Class B	3.0%
JPMorgan Chase & Co.	2.8
Exxon Mobil Corp.	2.2
Johnson & Johnson	2.2
Procter & Gamble Co. (The)	2.2
AT&T Inc.	2.1
Verizon Communications Inc.	1.9
Bank of America Corp.	1.8
Intel Corp.	1.7
Walt Disney Co. (The)	1.7

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Russell 2000 ETF

Investment Objective

The iShares Russell 2000 ETF(the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.40)%	(8.96)%	8.20%	11.20%	(8.96)%	48.32%	189.06%
Fund Market	(0.46)	(9.05)	8.20	11.21	(9.05)	48.26	189.43
Index	(0.36)	(8.89)	8.19	11.19	(8.89)	48.20	188.94

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$996.00	$0.95		$1,000.00	$1,024.00	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	18.2%
Health Care	16.2
Industrials	16.2
Information Technology	13.4
Consumer Discretionary	11.1
Real Estate	8.2
Utilities	4.1
Materials	3.8
Energy	3.3
Consumer Staples	3.0
Communication Services	2.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Novocure Ltd.	0.3%
Haemonetics Corp.	0.3
Trex Co. Inc.	0.3
Science Applications International Corp.	0.3
Portland General Electric Co.	0.3
ONE Gas Inc.	0.3
First Industrial Realty Trust Inc.	0.3
Southwest Gas Holdings Inc.	0.3
MAXIMUS Inc.	0.3
Teladoc Health Inc.	0.3

FUND SUMMARY	9

Fund Summary as of September 30, 2019	iShares® Russell 2000 Growth ETF

Investment Objective

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.54)%	(9.67)%	9.16%	12.33%	(9.67)%	55.01%	219.84%
Fund Market	(1.59)	(9.71)	9.15	12.35	(9.71)	54.95	220.52
Index	(1.54)	(9.63)	9.08	12.25	(9.63)	54.40	217.53

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$984.60	$1.19		$1,000.00	$1,023.80	$1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	27.5%
Industrials	19.6
Information Technology	18.1
Consumer Discretionary	12.3
Financials	6.0
Real Estate	4.9
Consumer Staples	3.5
Materials	3.2
Communication Services	2.4
Utilities	1.8
Energy	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Novocure Ltd.	0.7%
Haemonetics Corp.	0.7
Trex Co. Inc.	0.6
Science Applications International Corp.	0.5
MAXIMUS Inc.	0.5
Teladoc Health Inc.	0.5
Generac Holdings Inc.	0.5
Silicon Laboratories Inc.	0.5
Tetra Tech Inc.	0.5
Performance Food Group Co.	0.5

(a)	Excludes money market funds.

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Russell 2000 Value ETF

Investment Objective

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.68%	(8.40)%	7.06%	9.92%	(8.40)%	40.64%	157.61%
Fund Market	0.62	(8.42)	7.06	9.94	(8.42)	40.63	157.87
Index	0.79	(8.24)	7.17	10.06	(8.24)	41.37	160.75

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (	a)	Annualized Expense Ratio
$1,000.00	$1,006.80	$1.20		$1,000.00	$1,023.80	$1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	30.4%
Industrials	12.7
Real Estate	11.5
Consumer Discretionary	9.9
Information Technology	8.6
Utilities	6.5
Energy	6.0
Health Care	4.9
Materials	4.5
Consumer Staples	2.6
Communication Services	2.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Portland General Electric Co.	0.5%
ONE Gas Inc.	0.5
Rexford Industrial Realty Inc.	0.5
Radian Group Inc.	0.5
Black Hills Corp.	0.5
ALLETE Inc.	0.5
Blackstone Mortgage Trust Inc., Class A	0.5
Southwest Gas Holdings Inc.	0.5
Spire Inc.	0.5
Sabra Health Care REIT Inc.	0.5

FUND SUMMARY	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.8%
Boeing Co. (The)	6,665	$2,535,833
General Dynamics Corp.	3,208	586,198
Lockheed Martin Corp.	3,114	1,214,647
Northrop Grumman Corp.	1,998	748,830
Raytheon Co.	3,511	688,823
United Technologies Corp.	10,213	1,394,279

		7,168,610

Air Freight & Logistics — 0.6%
FedEx Corp.	3,025	440,349
United Parcel Service Inc., Class B	8,792	1,053,458

		1,493,807

Airlines — 0.3%
Delta Air Lines Inc.	7,299	420,423
Southwest Airlines Co.	6,112	330,109

		750,532

Automobiles — 0.6%
Ford Motor Co.	49,515	453,557
General Motors Co.	15,691	588,099
Tesla Inc.(a)(b)	1,769	426,099

		1,467,755

Banks — 5.8%
Bank of America Corp.	106,043	3,093,274
BB&T Corp.	9,644	514,700
Citigroup Inc.	28,434	1,964,221
JPMorgan Chase & Co.	40,035	4,711,719
PNC Financial Services Group Inc. (The)	5,613	786,718
U.S. Bancorp.	18,005	996,397
Wells Fargo & Co.	49,995	2,521,748

		14,588,777

Beverages — 2.3%
Coca-Cola Co. (The)	48,274	2,628,037
Constellation Brands Inc., Class A	1,994	413,316
Keurig Dr Pepper Inc.	2,554	69,775
Monster Beverage Corp.(a)	4,838	280,894
PepsiCo Inc.	17,639	2,418,307

		5,810,329

Biotechnology — 2.5%
AbbVie Inc.	18,621	1,409,982
Alexion Pharmaceuticals Inc.(a)	2,740	268,356
Amgen Inc.	7,550	1,461,000
Biogen Inc.(a)	2,327	541,772
Celgene Corp.(a)	8,838	877,613
Gilead Sciences Inc.	16,060	1,017,883
Regeneron Pharmaceuticals Inc.(a)	1,038	287,941
Vertex Pharmaceuticals Inc.(a)	3,242	549,260

		6,413,807

Building Products — 0.2%
Johnson Controls International PLC	10,062	441,621

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)	10,562	477,508
BlackRock Inc.(c)	1,497	667,124
Charles Schwab Corp. (The)	14,692	614,566
CME Group Inc.	4,467	944,056
Goldman Sachs Group Inc. (The)	4,067	842,805
Intercontinental Exchange Inc.	6,979	643,952
Moody’s Corp.	2,058	421,540

Security	Shares	Value

Capital Markets (continued)
Morgan Stanley	14,913	$636,338
S&P Global Inc.	3,103	760,173
TD Ameritrade Holding Corp.	3,393	158,453

		6,166,515

Chemicals — 2.0%
Air Products & Chemicals Inc.	2,771	614,774
Dow Inc.(a)	9,397	447,767
DuPont de Nemours Inc.	9,437	672,952
Ecolab Inc.	3,173	628,381
Linde PLC	6,833	1,323,689
LyondellBasell Industries NV, Class A	3,361	300,709
PPG Industries Inc.	2,953	349,960
Sherwin-Williams Co. (The)	1,039	571,315

		4,909,547

Commercial Services & Supplies — 0.2%
Waste Management Inc.	5,334	613,410

Communications Equipment — 1.1%
Cisco Systems Inc.	53,950	2,665,670

Consumer Finance — 0.6%
American Express Co.	8,613	1,018,745
Capital One Financial Corp.	5,868	533,871

		1,552,616

Diversified Financial Services — 2.0%
Berkshire Hathaway Inc., Class B(a)	24,634	5,124,365

Diversified Telecommunication Services — 2.6%
AT&T Inc.	91,937	3,478,896
Verizon Communications Inc.	52,117	3,145,782

		6,624,678

Electric Utilities — 1.7%
American Electric Power Co. Inc.	6,220	582,752
Duke Energy Corp.	9,170	879,036
Exelon Corp.	12,167	587,788
NextEra Energy Inc.	6,025	1,403,765
Southern Co. (The)	13,098	809,063

		4,262,404

Electrical Equipment — 0.4%
Eaton Corp. PLC	5,290	439,864
Emerson Electric Co.	7,719	516,092

		955,956

Energy Equipment & Services — 0.2%
Schlumberger Ltd.	17,432	595,651

Entertainment — 2.0%
Activision Blizzard Inc.	9,537	504,698
Electronic Arts Inc.(a)	3,668	358,804
Netflix Inc.(a)	5,304	1,419,456
Walt Disney Co. (The)	21,985	2,865,085

		5,148,043

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	5,530	1,222,849
Crown Castle International Corp.	5,208	723,964
Equinix Inc.	1,055	608,524
Prologis Inc.	7,885	671,960
Public Storage	1,856	455,221
Simon Property Group Inc.	3,874	602,988

		4,285,506

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	5,533	$1,594,113
Sysco Corp.	6,000	476,400
Walgreens Boots Alliance Inc.	9,576	529,649
Walmart Inc.	17,683	2,098,618

		4,698,780

Food Products — 0.6%
General Mills Inc.	7,550	416,156
Kraft Heinz Co. (The)	7,852	219,346
Mondelez International Inc., Class A	17,895	989,951

		1,625,453

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	21,685	1,814,384
Baxter International Inc.	6,103	533,829
Becton Dickinson and Co.	3,371	852,728
Boston Scientific Corp.(a)	17,478	711,180
Danaher Corp.	8,015	1,157,607
Edwards Lifesciences Corp.(a)	2,625	577,264
Intuitive Surgical Inc.(a)	1,442	778,579
Medtronic PLC	16,899	1,835,569
Stryker Corp.	4,318	933,983

		9,195,123

Health Care Providers & Services — 2.4%
Anthem Inc.	3,245	779,124
Cigna Corp.(a)	4,683	710,833
CVS Health Corp.	16,344	1,030,816
HCA Healthcare Inc.	3,395	408,826
Humana Inc.	1,702	435,150
UnitedHealth Group Inc.	11,902	2,586,543

		5,951,292

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	5,057	221,041
Las Vegas Sands Corp.	4,264	246,289
Marriott International Inc./MD, Class A	3,469	431,440
McDonald’s Corp.	9,663	2,074,743
Starbucks Corp.	15,069	1,332,401
Yum! Brands Inc.	3,861	437,953

		4,743,867

Household Products — 2.1%
Colgate-Palmolive Co.	10,604	779,500
Kimberly-Clark Corp.	4,310	612,236
Procter & Gamble Co. (The)	31,127	3,871,576

		5,263,312

Industrial Conglomerates — 1.6%
3M Co.	7,044	1,158,032
General Electric Co.	108,953	974,040
Honeywell International Inc.	9,055	1,532,106
Roper Technologies Inc.	1,283	457,518

		4,121,696

Insurance — 2.3%
Aflac Inc.	9,301	486,628
Allstate Corp. (The)	4,128	448,631
American International Group Inc.	11,004	612,923
Aon PLC	2,959	572,774
Chubb Ltd.	5,723	923,921
Marsh & McLennan Companies Inc.	6,398	640,120
MetLife Inc.	9,963	469,855
Progressive Corp. (The)	7,315	565,084
Prudential Financial Inc.	5,083	457,216

Security	Shares	Value

Insurance (continued)
Travelers Companies Inc. (The)	3,309	$492,015

		5,669,167

Interactive Media & Services — 5.8%
Alphabet Inc., Class A(a)	3,770	4,603,698
Alphabet Inc., Class C, NVS(a)	3,828	4,666,332
Facebook Inc., Class A(a)	30,095	5,359,317

		14,629,347

Internet & Direct Marketing Retail — 4.2%
Amazon.com Inc.(a)	5,208	9,040,619
Booking Holdings Inc.(a)(b)	534	1,048,034
eBay Inc.	10,037	391,242

		10,479,895

IT Services — 5.5%
Accenture PLC, Class A	8,026	1,543,801
Automatic Data Processing Inc.	5,471	883,129
Cognizant Technology Solutions Corp., Class A	6,957	419,264
Fidelity National Information Services Inc.	7,679	1,019,464
International Business Machines Corp.	11,169	1,624,196
Mastercard Inc., Class A	11,304	3,069,827
PayPal Holdings Inc.(a)	14,794	1,532,510
Visa Inc., Class A	21,908	3,768,395

		13,860,586

Life Sciences Tools & Services — 0.8%
Illumina Inc.(a)	1,849	562,503
Thermo Fisher Scientific Inc.	5,021	1,462,466

		2,024,969

Machinery — 0.9%
Caterpillar Inc.	6,861	866,613
Deere & Co.	3,997	674,214
Illinois Tool Works Inc.	4,070	636,914

		2,177,741

Media — 1.3%
Charter Communications Inc., Class A(a)	2,009	827,949
Comcast Corp., Class A	56,716	2,556,757

		3,384,706

Metals & Mining — 0.0%
Southern Copper Corp.	1,021	34,847

Multi-Utilities — 0.3%
Dominion Energy Inc.	10,109	819,233

Multiline Retail — 0.3%
Target Corp.	6,255	668,722

Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.	24,007	2,847,230
ConocoPhillips	13,970	796,011
EOG Resources Inc.	7,280	540,322
Exxon Mobil Corp.	53,307	3,764,007
Kinder Morgan Inc./DE	24,541	505,790
Marathon Petroleum Corp.	8,230	499,972
Occidental Petroleum Corp.	11,225	499,176
Phillips 66	5,635	577,024
Valero Energy Corp.	5,218	444,782

		10,474,314

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	2,703	537,762

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 5.3%
Allergan PLC	4,117	$692,850
Bristol-Myers Squibb Co.	20,597	1,044,474
Eli Lilly & Co.	10,830	1,211,119
Johnson & Johnson	33,453	4,328,149
Merck & Co. Inc.	32,437	2,730,547
Pfizer Inc.	70,059	2,517,220
Zoetis Inc.	6,043	752,897

		13,277,256

Road & Rail — 1.1%
CSX Corp.	9,548	661,390
Norfolk Southern Corp.	3,341	600,244
Uber Technologies Inc.(a)(b)	2,259	68,832
Union Pacific Corp.	8,916	1,444,213

		2,774,679

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices Inc.	4,650	519,545
Applied Materials Inc.	11,817	589,668
Broadcom Inc.	4,864	1,342,805
Intel Corp.	55,830	2,876,920
Micron Technology Inc.(a)	13,884	594,929
NVIDIA Corp.	7,347	1,278,892
QUALCOMM Inc.	15,312	1,167,999
Texas Instruments Inc.	11,806	1,525,808

		9,896,566

Software — 8.1%
Adobe Inc.(a)	6,132	1,693,965
Autodesk Inc.(a)	2,761	407,800
Intuit Inc.	3,133	833,190
Microsoft Corp.	95,250	13,242,608
Oracle Corp.	28,232	1,553,607
salesforce.com Inc.(a)	10,321	1,532,049
ServiceNow Inc.(a)	2,337	593,247
VMware Inc., Class A	977	146,609
Workday Inc., Class A(a)	1,998	339,580

		20,342,655

Specialty Retail — 2.2%
Home Depot Inc. (The)	13,879	3,220,206
Lowe’s Companies Inc.	9,866	1,084,865
Ross Stores Inc.	4,552	500,037
TJX Companies Inc. (The)	15,285	851,986

		5,657,094

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 5.3%
Apple Inc.	56,938	$12,752,404
Dell Technologies Inc., Class C(a)	1,897	98,379
HP Inc.	19,047	360,369

		13,211,152

Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B	15,532	1,458,765
VF Corp.	3,853	342,879

		1,801,644

Tobacco — 1.0%
Altria Group Inc.	23,559	963,563
Philip Morris International Inc.	19,571	1,486,026

		2,449,589

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	3,937	310,118

Total Common Stocks — 99.8% (Cost: $228,158,400)		251,121,164

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(c)(d)(e)	705,052	705,404
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(c)(d)	212,000	212,000

		917,404

Total Short-Term Investments — 0.4% (Cost: $917,369)		917,404

Total Investments in Securities — 100.2% (Cost: $229,075,769)		252,038,568

Other Assets, Less Liabilities — (0.2)%		(538,576)

Net Assets — 100.0%		$251,499,992

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Top 200 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	—	705,052	(b)	—		705,052	$705,404	$1,725	(c)	$137	$36
BlackRock Cash Funds: Treasury, SLAgency Shares	234,377	—		(22,377	)(b)	212,000	212,000	6,149		—	—
BlackRock Inc.	1,351	200		(54)		1,497	667,124	9,702		(873)	25,811

							$1,584,528	$17,576		$(736)	$25,847

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2	12/20/19	$298	$(3,539)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,539

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$53,033

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(8,906)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$242,947

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Top 200 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$251,121,164	$—	$—	$251,121,164
Money Market Funds	917,404	—	—	917,404

	$252,038,568	$—	$—	$252,038,568

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,539)	$—	$—	$(3,539)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.7%
Boeing Co. (The)	71,338	$27,141,969
General Dynamics Corp.	10,432	1,906,239
Lockheed Martin Corp.	33,007	12,874,710
Northrop Grumman Corp.	21,386	8,015,259
Raytheon Co.	23,366	4,584,176

		54,522,353

Air Freight & Logistics — 0.8%
United Parcel Service Inc., Class B	102,922	12,332,114

Airlines — 0.2%
Delta Air Lines Inc.	14,882	857,203
Southwest Airlines Co.	51,048	2,757,103

		3,614,306

Automobiles — 0.3%
Tesla Inc.(a)(b)	20,301	4,889,902

Beverages — 3.1%
Coca-Cola Co. (The)	377,847	20,569,991
Monster Beverage Corp.(a)	58,990	3,424,959
PepsiCo Inc.	158,586	21,742,141

		45,737,091

Biotechnology — 3.7%
AbbVie Inc.	220,919	16,727,987
Alexion Pharmaceuticals Inc.(a)	24,476	2,397,179
Amgen Inc.	75,528	14,615,423
Biogen Inc.(a)	8,939	2,081,178
Celgene Corp.(a)	101,667	10,095,533
Gilead Sciences Inc.	24,752	1,568,782
Regeneron Pharmaceuticals Inc.(a)	2,269	629,421
Vertex Pharmaceuticals Inc.(a)	37,409	6,337,833

		54,453,336

Capital Markets — 1.5%
Charles Schwab Corp. (The)	96,538	4,038,184
Intercontinental Exchange Inc.	35,507	3,276,231
Moody’s Corp.	22,132	4,533,298
S&P Global Inc.	35,818	8,774,694
TD Ameritrade Holding Corp.	45,286	2,114,856

		22,737,263

Chemicals — 0.9%
Ecolab Inc.	30,869	6,113,297
PPG Industries Inc.	2,198	260,485
Sherwin-Williams Co. (The)	12,895	7,090,573

		13,464,355

Commercial Services & Supplies — 0.4%
Waste Management Inc.	50,987	5,863,505

Communications Equipment — 2.0%
Cisco Systems Inc.	593,805	29,339,905

Consumer Finance — 0.5%
American Express Co.	59,282	7,011,875

Electrical Equipment — 0.0%
Emerson Electric Co.	7,177	479,854

Entertainment — 1.4%
Activision Blizzard Inc.	5,511	291,642
Electronic Arts Inc.(a)	48,430	4,737,423

Security	Shares	Value

Entertainment (continued)
Netflix Inc.(a)	56,768	$15,192,252

		20,221,317

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	65,622	14,510,993
Crown Castle International Corp.	47,357	6,583,096
Equinix Inc.	11,737	6,769,902
Public Storage	18,763	4,602,001
Simon Property Group Inc.	37,961	5,908,630

		38,374,622

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	64,759	18,657,715
Sysco Corp.	64,382	5,111,931

		23,769,646

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	100,500	8,408,835
Baxter International Inc.	4,303	376,383
Becton Dickinson and Co.	6,292	1,591,624
Boston Scientific Corp.(a)	155,366	6,321,843
Edwards Lifesciences Corp.(a)(b)	27,958	6,148,244
Intuitive Surgical Inc.(a)	17,584	9,494,129
Stryker Corp.	50,517	10,926,827

		43,267,885

Health Care Providers & Services — 2.5%
Cigna Corp.(a)	13,312	2,020,629
HCA Healthcare Inc.	32,450	3,907,629
Humana Inc.	13,167	3,366,407
UnitedHealth Group Inc.	127,388	27,683,960

		36,978,625

Hotels, Restaurants & Leisure — 2.1%
Las Vegas Sands Corp.	48,749	2,815,742
Marriott International Inc./MD, Class A	48,710	6,058,063
McDonald’s Corp.	19,515	4,190,066
Starbucks Corp.	178,849	15,813,828
Yum! Brands Inc.	19,831	2,249,430

		31,127,129

Industrial Conglomerates — 1.3%
3M Co.	57,681	9,482,756
Honeywell International Inc.	55,498	9,390,262

		18,873,018

Insurance — 1.0%
Aon PLC	32,151	6,223,469
Marsh & McLennan Companies Inc.	59,966	5,999,598
Progressive Corp. (The)	36,500	2,819,625
Travelers Companies Inc. (The)	3,189	474,173

		15,516,865

Interactive Media & Services — 8.6%
Alphabet Inc., Class A(a)	28,377	34,652,290
Alphabet Inc., Class C, NVS(a)	28,352	34,561,088
Facebook Inc., Class A(a)	332,617	59,232,435

		128,445,813

Internet & Direct Marketing Retail — 7.5%
Amazon.com Inc.(a)	54,350	94,346,708
Booking Holdings Inc.(a)	5,821	11,424,353
eBay Inc.	145,470	5,670,421

		111,441,482

IT Services — 9.1%
Accenture PLC, Class A	94,144	18,108,598

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Automatic Data Processing Inc.	65,361	$10,550,573
Cognizant Technology Solutions Corp., Class A	5,958	359,059
Fidelity National Information Services Inc.	39,719	5,273,094
International Business Machines Corp.	72,321	10,516,920
Mastercard Inc., Class A	120,987	32,856,440
PayPal Holdings Inc.(a)	173,495	17,972,347
Visa Inc., Class A	234,484	40,333,593

		135,970,624

Life Sciences Tools & Services — 1.2%
Illumina Inc.(a)	22,505	6,846,471
Thermo Fisher Scientific Inc.	36,595	10,659,026

		17,505,497

Machinery — 0.7%
Caterpillar Inc.	5,830	736,387
Deere & Co.	13,260	2,236,697
Illinois Tool Works Inc.	45,531	7,125,146

		10,098,230

Media — 1.3%
Charter Communications Inc., Class A(a)(b)	15,278	6,296,369
Comcast Corp., Class A	285,313	12,861,910

		19,158,279

Metals & Mining — 0.0%
Southern Copper Corp.	12,062	411,676

Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	31,090	6,185,356

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	121,063	6,139,105
Eli Lilly & Co.	115,915	12,962,774
Johnson & Johnson	65,829	8,516,956
Merck & Co. Inc.	329,125	27,705,742
Zoetis Inc.	67,208	8,373,445

		63,698,022

Road & Rail — 1.4%
CSX Corp.	45,088	3,123,246
Uber Technologies Inc.(a)(b)	49,947	1,521,885
Union Pacific Corp.	101,937	16,511,755

		21,156,886

Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials Inc.	68,441	3,415,206
Broadcom Inc.	52,057	14,371,376
NVIDIA Corp.	87,711	15,267,853
QUALCOMM Inc.	163,889	12,501,453
Texas Instruments Inc.	126,358	16,330,508

		61,886,396

Software — 14.6%
Adobe Inc.(a)	71,361	19,713,476
Autodesk Inc.(a)	22,906	3,383,216
Intuit Inc.	38,554	10,253,051
Microsoft Corp.	1,003,626	139,534,123

Security	Shares	Value

Software (continued)
Oracle Corp.	309,588	$17,036,627
salesforce.com Inc.(a)	110,313	16,374,862
ServiceNow Inc.(a)	24,729	6,277,457
VMware Inc., Class A	11,375	1,706,932
Workday Inc., Class A(a)	21,478	3,650,401

		217,930,145

Specialty Retail — 3.2%
Home Depot Inc. (The)	84,677	19,646,758
Lowe’s Companies Inc.	117,345	12,903,256
Ross Stores Inc.	48,438	5,320,914
TJX Companies Inc. (The)	180,881	10,082,307

		47,953,235

Technology Hardware, Storage & Peripherals — 9.1%
Apple Inc.	605,815	135,684,386
Dell Technologies Inc., Class C(a)	3,362	174,353

		135,858,739

Textiles, Apparel & Luxury Goods — 1.4%
NIKE Inc., Class B	184,239	17,303,727
VF Corp.	41,418	3,685,788

		20,989,515

Tobacco — 0.3%
Altria Group Inc.	123,052	5,032,827

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	27,607	2,174,603

Total Common Stocks — 100.0% (Cost: $1,172,968,777)		1,488,472,291

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(c)(d)(e)	12,758,059	12,764,438
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(c)(d)	2,213,000	2,213,000

		14,977,438

Total Short-Term Investments — 1.0% (Cost: $14,976,569)		14,977,438

Total Investments in Securities — 101.0% (Cost: $1,187,945,346)		1,503,449,729

Other Assets, Less Liabilities — (1.0)%		(14,222,226)

Net Assets — 100.0%		$1,489,227,503

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	5,098,460	7,659,599	12,758,059	$12,764,438	$21,298	(b)	$2,222		$422
BlackRock Cash Funds: Treasury, SLAgency Shares	3,943,519	(1,730,519)	2,213,000	2,213,000	34,679		—		—

				$14,977,438	$55,977		$2,222		$422

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	4	12/20/19	$596	$(7,109)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$7,109

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$426,038

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(97,262)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,402,587

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Top 200 Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,488,472,291	$—	$—	$1,488,472,291
Money Market Funds	14,977,438	—	—	14,977,438

	$1,503,449,729	$—	$—	$1,503,449,729

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,109)	$—	$—	$(7,109)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
General Dynamics Corp.	12,211	$2,231,316
Raytheon Co.	5,475	1,074,140
United Technologies Corp.	41,661	5,687,560

		8,993,016

Air Freight & Logistics — 0.4%
FedEx Corp.	12,379	1,802,011

Airlines — 0.4%
Delta Air Lines Inc.	23,900	1,376,640
Southwest Airlines Co.	10,084	544,637

		1,921,277

Automobiles — 0.9%
Ford Motor Co.	200,761	1,838,971
General Motors Co.	63,714	2,388,000

		4,226,971

Banks — 12.9%
Bank of America Corp.	432,582	12,618,417
BB&T Corp.	39,262	2,095,413
Citigroup Inc.	115,991	8,012,658
JPMorgan Chase & Co.	163,314	19,220,425
PNC Financial Services Group Inc. (The)	22,838	3,200,974
U.S. Bancorp.	73,486	4,066,715
Wells Fargo & Co.	203,945	10,286,986

		59,501,588

Beverages — 1.5%
Coca-Cola Co. (The)	62,621	3,409,087
Constellation Brands Inc., Class A	8,135	1,686,223
Keurig Dr Pepper Inc.	10,403	284,210
PepsiCo Inc.	11,512	1,578,295

		6,957,815

Biotechnology — 1.5%
Alexion Pharmaceuticals Inc.(a)	2,675	261,989
Amgen Inc.	2,443	472,745
Biogen Inc.(a)	6,208	1,445,347
Gilead Sciences Inc.	56,081	3,554,414
Regeneron Pharmaceuticals Inc.(a)	3,343	927,348

		6,661,843

Building Products — 0.4%
Johnson Controls International PLC	40,860	1,793,345

Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)	43,053	1,946,426
BlackRock Inc.(b)	6,082	2,710,382
Charles Schwab Corp. (The)	24,061	1,006,472
CME Group Inc.	18,182	3,842,584
Goldman Sachs Group Inc. (The)	16,614	3,442,919
Intercontinental Exchange Inc.	17,194	1,586,490
Morgan Stanley	61,027	2,604,022
TD Ameritrade Holding Corp.	1,795	83,827

		17,223,122

Chemicals — 3.1%
Air Products & Chemicals Inc.	9,694	2,150,711
Dow Inc.(a)	38,452	1,832,238
DuPont de Nemours Inc.	38,496	2,745,150
Linde PLC	27,875	5,399,945
LyondellBasell Industries NV, Class A	13,633	1,219,744

Security	Shares	Value

Chemicals (continued)
PPG Industries Inc.	8,204	$972,256

		14,320,044

Commercial Services & Supplies — 0.1%
Waste Management Inc.	4,728	543,720

Consumer Finance — 0.9%
American Express Co.	15,530	1,836,889
Capital One Financial Corp.	23,994	2,182,974

		4,019,863

Diversified Financial Services — 4.5%
Berkshire Hathaway Inc., Class B(a)	100,489	20,903,722

Diversified Telecommunication Services — 5.9%
AT&T Inc.	375,040	14,191,514
Verizon Communications Inc.	212,600	12,832,536

		27,024,050

Electric Utilities — 3.8%
American Electric Power Co. Inc.	25,368	2,376,728
Duke Energy Corp.	37,408	3,585,931
Exelon Corp.	49,795	2,405,596
NextEra Energy Inc.	24,577	5,726,195
Southern Co. (The)	53,432	3,300,495

		17,394,945

Electrical Equipment — 0.8%
Eaton Corp. PLC	21,686	1,803,191
Emerson Electric Co.	28,707	1,919,350

		3,722,541

Energy Equipment & Services — 0.5%
Schlumberger Ltd.	71,121	2,430,205

Entertainment — 3.0%
Activision Blizzard Inc.	36,799	1,947,403
Electronic Arts Inc.(a)	1,460	142,817
Walt Disney Co. (The)	89,685	11,687,749

		13,777,969

Equity Real Estate Investment Trusts (REITs) — 0.8%
Prologis Inc.	32,230	2,746,641
Public Storage	1,835	450,070
Simon Property Group Inc.	1,788	278,302

		3,475,013

Food & Staples Retailing — 2.3%
Walgreens Boots Alliance Inc.	39,149	2,165,331
Walmart Inc.	72,136	8,561,101

		10,726,432

Food Products — 1.4%
General Mills Inc.	30,756	1,695,271
Kraft Heinz Co. (The)	31,968	893,026
Mondelez International Inc., Class A	72,999	4,038,304

		6,626,601

Health Care Equipment & Supplies — 4.5%
Abbott Laboratories	50,156	4,196,552
Baxter International Inc.	13,126	1,148,131
Becton Dickinson and Co.	12,581	3,182,490
Danaher Corp.	30,961	4,471,697
Medtronic PLC	68,938	7,488,046

		20,486,916

Health Care Providers &Services — 2.2%
Anthem Inc.	9,356	2,246,376

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.(a)	13,271	$2,014,405
CVS Health Corp.	66,674	4,205,129
HCA Healthcare Inc.	5,527	665,561
Humana Inc.	3,947	1,009,130

		10,140,601

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	20,500	896,055
Las Vegas Sands Corp.	9,212	532,085
McDonald’s Corp.	33,071	7,100,674
Yum! Brands Inc.	1,734	196,688

		8,725,502

Household Products — 4.5%
Colgate-Palmolive Co.	43,169	3,173,353
Kimberly-Clark Corp.	17,529	2,489,995
Procter & Gamble Co. (The)	119,613	14,877,465

		20,540,813

Industrial Conglomerates — 2.2%
3M Co.	6,753	1,110,193
General Electric Co.	444,454	3,973,419
Honeywell International Inc.	18,912	3,199,910
Roper Technologies Inc.	4,441	1,583,661

		9,867,183

Insurance — 3.8%
Aflac Inc.	37,865	1,981,097
Allstate Corp. (The)	16,868	1,833,214
American International Group Inc.	44,685	2,488,955
Chubb Ltd.	23,380	3,774,467
Marsh & McLennan Companies Inc.	3,157	315,858
MetLife Inc.	40,661	1,917,573
Progressive Corp. (The)	20,141	1,555,892
Prudential Financial Inc.	20,824	1,873,119
Travelers Companies Inc. (The)	11,257	1,673,803

		17,413,978

IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A	26,046	1,569,662
Fidelity National Information Services Inc.	12,153	1,613,432
International Business Machines Corp.	17,996	2,616,979

		5,800,073

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific Inc.	6,533	1,902,867

Machinery — 1.2%
Caterpillar Inc.	25,837	3,263,471
Deere & Co.	14,541	2,452,776

		5,716,247

Media — 1.5%
Charter Communications Inc., Class A(a)	3,377	1,391,729
Comcast Corp., Class A	122,622	5,527,800

		6,919,529

Metals & Mining —0.0%
Southern Copper Corp.	1,164	39,727

Multi-Utilities — 0.7%
Dominion Energy Inc.	41,150	3,334,796

Multiline Retail — 0.6%
Target Corp.	24,238	2,591,285

Security	Shares	Value

Oil, Gas & Consumable Fuels — 9.3%
Chevron Corp.	97,932	$11,614,735
ConocoPhillips	57,070	3,251,849
EOG Resources Inc.	29,794	2,211,311
Exxon Mobil Corp.	217,457	15,354,639
Kinder Morgan Inc./DE	100,168	2,064,462
Marathon Petroleum Corp.	33,711	2,047,943
Occidental Petroleum Corp.	45,969	2,044,241
Phillips 66	23,034	2,358,682
Valero Energy Corp.	21,385	1,822,857

		42,770,719

Pharmaceuticals — 6.8%
Allergan PLC	16,843	2,834,508
Bristol-Myers Squibb Co.	49,572	2,513,796
Johnson & Johnson	115,857	14,989,579
Merck & Co. Inc.	6,953	585,304
Pfizer Inc.	285,794	10,268,578

		31,191,765

Road & Rail — 0.9%
CSX Corp.	25,005	1,732,096
Norfolk Southern Corp.	11,827	2,124,839
Uber Technologies Inc.(a)(c)	8,480	258,386

		4,115,321

Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices Inc.	16,329	1,824,439
Applied Materials Inc.	22,231	1,109,327
Intel Corp.	227,748	11,735,854
Micron Technology Inc.(a)	56,795	2,433,666

		17,103,286

Software — 0.1%
Autodesk Inc.(a)	2,564	378,703

Specialty Retail — 1.2%
Home Depot Inc. (The)	24,346	5,648,759

Technology Hardware, Storage & Peripherals — 0.3%
Dell Technologies Inc., Class C(a)	2,133	110,618
HP Inc.	73,386	1,388,463

		1,499,081

Tobacco — 1.8%
Altria Group Inc.	49,205	2,012,484
Philip Morris International Inc.	79,835	6,061,872

		8,074,356

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	7,748	610,310

Total Common Stocks — 99.8% (Cost: $420,848,469)		458,917,910

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.11%(b)(d)(e)	253,509	253,635

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.85%(b)(d)	657,000	$657,000

		910,635

Total Short-Term Investments — 0.2% (Cost: $910,635)		910,635

Total Investments in Securities — 100.0% (Cost: $421,759,104)		459,828,545

Other Assets, Less Liabilities — 0.0%		148,679

Net Assets — 100.0%		$459,977,224

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	—	253,509	(b)	—	253,509	$253,635	$766	(c)	$8		$—
BlackRock Cash Funds: Treasury, SLAgency Shares	445,784	211,216	(b)	—	657,000	657,000	7,877		—		—
BlackRock Inc.	5,855	1,362		(1,135)	6,082	2,710,382	40,026		41		99,957

						$3,621,017	$48,669		$49		$99,957

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	5	12/20/19	$745	$(9,281)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$9,281

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Top 200 Value ETF

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$79,299

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(22,795)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$730,042

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$458,917,910	$—	$—	$458,917,910
Money Market Funds	910,635	—	—	910,635

	$459,828,545	$—	$—	$459,828,545

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(9,281)	$—	$—	$(9,281)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	392,208	$149,223,378	0.7%
Other securities		385,062,008	1.9

		534,285,386	2.6

Air Freight & Logistics
Other securities		110,848,185	0.5

Airlines
Other securities		79,485,293	0.4

Auto Components
Other securities		35,200,191	0.2

Automobiles
Other securities		92,481,416	0.5

Banks
Bank of America Corp.	6,240,286	182,029,143	0.9
Citigroup Inc.	1,673,243	115,587,626	0.6
JPMorgan Chase & Co.	2,355,912	277,267,283	1.4
Wells Fargo & Co.	2,942,046	148,396,800	0.7
Other securities		356,217,821	1.7

		1,079,498,673	5.3

Beverages
Coca-Cola Co. (The)	2,840,738	154,649,777	0.8
PepsiCo Inc.	1,037,975	142,306,372	0.7
Other securities		62,456,085	0.3

		359,412,234	1.8

Biotechnology
AbbVie Inc.	1,095,791	82,973,295	0.4
Amgen Inc.	444,298	85,976,106	0.4
Other securities		285,335,294	1.4

		454,284,695	2.2

Building Products
Other securities		68,703,302	0.3

Capital Markets
BlackRock Inc.(a)	87,645	39,058,118	0.2
Other securities		494,054,038	2.4

		533,112,156	2.6

Chemicals
Other securities		399,342,118	2.0

Commercial Services & Supplies
Other securities		94,966,824	0.5

Communications Equipment
Cisco Systems Inc.	3,174,781	156,865,929	0.8
Other securities		55,319,750	0.2

		212,185,679	1.0

Construction & Engineering
Other securities		21,153,537	0.1

Construction Materials
Other securities		30,141,627	0.1

Consumer Finance
Other securities		148,928,904	0.7

Containers & Packaging
Other securities		82,811,055	0.4

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$23,309,328	0.1%

Diversified Consumer Services
Other securities		30,297,653	0.2

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	1,449,617	301,549,328	1.5
Other securities		14,038,402	0.0

		315,587,730	1.5

Diversified Telecommunication Services
AT&T Inc.	5,410,203	204,722,082	1.0
Verizon Communications Inc.	3,066,901	185,118,144	0.9
Other securities		20,249,964	0.1

		410,090,190	2.0

Electric Utilities
NextEra Energy Inc.	354,537	82,603,576	0.4
Other securities		336,133,872	1.7

		418,737,448	2.1

Electrical Equipment

Other securities		106,709,765	0.5

Electronic Equipment, Instruments & Components
Other securities		121,895,022	0.6

Energy Equipment & Services
Other securities		72,046,120	0.4

Entertainment

Netflix Inc.(b)	312,107	83,526,075	0.4
Walt Disney Co. (The)	1,293,770	168,604,106	0.8
Other securities		104,337,017	0.5

		356,467,198	1.7

Equity Real Estate Investment Trusts (REITs)
Other securities		797,057,024	3.9

Food & Staples Retailing
Costco Wholesale Corp.	325,596	93,807,464	0.5
Walmart Inc.	1,040,605	123,499,001	0.6
Other securities		87,692,602	0.4

		304,999,067	1.5

Food Products
Other securities		241,116,087	1.2

Gas Utilities
Other securities		20,395,040	0.1

Health Care Equipment & Supplies
Abbott Laboratories	1,276,084	106,769,948	0.5
Medtronic PLC	994,472	108,019,549	0.5
Other securities		498,362,413	2.5

		713,151,910	3.5

Health Care Providers & Services
UnitedHealth Group Inc.	700,385	152,207,668	0.8
Other securities		324,251,185	1.5

		476,458,853	2.3

Health Care Technology

Other securities		35,237,648	0.2

Hotels, Restaurants & Leisure

McDonald’s Corp.	568,619	122,088,186	0.6

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$312,789,548	1.5%

		434,877,734	2.1

Household Durables
Other securities		85,197,105	0.4

Household Products
Procter & Gamble Co. (The)	1,831,737	227,831,448	1.1
Other securities		113,426,373	0.6

		341,257,821	1.7

Independent Power and Renewable Electricity Producers
Other securities		23,869,157	0.1

Industrial Conglomerates
Honeywell International Inc.	532,837	90,156,020	0.5
Other securities		158,437,793	0.7

		248,593,813	1.2

Insurance
Other securities		568,922,233	2.8

Interactive Media & Services
Alphabet Inc., Class A(b)	221,881	270,947,764	1.3
Alphabet Inc., Class C, NVS(b)	225,236	274,562,684	1.4
Facebook Inc., Class A(b)	1,770,992	315,378,255	1.5
Other securities		44,890,173	0.2

		905,778,876	4.4

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	306,493	532,044,264	2.6
Other securities		115,261,611	0.6

		647,305,875	3.2

IT Services
Accenture PLC, Class A	472,295	90,845,943	0.5
International Business Machines Corp.	657,240	95,575,841	0.5
Mastercard Inc., Class A	665,180	180,642,933	0.9
PayPal Holdings Inc.(b)	870,602	90,185,661	0.4
Visa Inc., Class A(c)	1,289,186	221,752,884	1.1
Other securities		433,033,770	2.0

		1,112,037,032	5.4

Leisure Products
Other securities		20,124,823	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	295,447	86,054,848	0.4
Other securities		132,593,522	0.7

		218,648,370	1.1

Machinery
Other securities		357,932,657	1.8

Marine
Other securities		3,533,209	0.0

Media
Comcast Corp., Class A	3,337,561	150,457,250	0.8
Other securities		155,919,098	0.7

		306,376,348	1.5

Metals & Mining
Other securities		66,460,324	0.3

Mortgage Real Estate Investment
Other securities		33,222,650	0.2

Security	Shares	Value	% of Net Assets

Multi-Utilities
Other securities		$216,335,409	1.1%

Multiline Retail
Other securities		104,424,812	0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	1,412,733	167,550,134	0.8
Exxon Mobil Corp.	3,136,969	221,501,381	1.1
Other securities		405,764,306	2.0

		794,815,821	3.9

Paper & Forest Products
Other securities		1,672,076	0.0

Personal Products
Other securities		38,400,828	0.2

Pharmaceuticals
Johnson & Johnson	1,968,578	254,694,622	1.3
Merck & Co. Inc.	1,908,787	160,681,690	0.8
Pfizer Inc.	4,122,768	148,131,054	0.7
Other securities		254,249,268	1.2

		817,756,634	4.0

Professional Services
Other securities		91,812,962	0.5

Real Estate Management & Development
Other securities		22,200,527	0.1

Road & Rail
Union Pacific Corp.	524,680	84,987,666	0.4
Other securities		121,280,271	0.6

		206,267,937	1.0

Semiconductors & Semiconductor Equipment
Intel Corp.	3,285,419	169,297,641	0.8
Texas Instruments Inc.	694,724	89,786,130	0.5
Other securities		511,985,976	2.5

		771,069,747	3.8

Software
Adobe Inc.(b)	360,841	99,682,326	0.5
Microsoft Corp.	5,605,138	779,282,336	3.8
Oracle Corp.	1,661,359	91,424,586	0.5
salesforce.com Inc.(b)	607,350	90,155,034	0.5
Other securities		388,386,091	1.8

		1,448,930,373	7.1

Specialty Retail
Home Depot Inc. (The)	816,749	189,502,103	0.9
Other securities		282,383,957	1.4

		471,886,060	2.3

Technology Hardware, Storage & Peripherals
Apple Inc.	3,350,618	750,437,913	3.7
Other securities		74,250,433	0.3

		824,688,346	4.0

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	914,012	85,844,007	0.4
Other securities		72,628,978	0.4

		158,472,985	0.8

Thrifts & Mortgage Finance
Other securities		10,060,269	0.1

SCHEDULE OF INVESTMENTS	27

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Tobacco
Philip Morris International Inc.	1,151,678	$87,446,910	0.4%
Other securities		56,701,429	0.3

		144,148,339	0.7

Trading Companies & Distributors
Other securities		49,245,740	0.2

Transportation Infrastructure
Other securities		2,102,922	0.0

Water Utilities
Other securities		23,812,832	0.1

Wireless Telecommunication Services
Other securities		22,991,434	0.1

Total Common Stocks (Cost: $17,742,768,667)		20,375,631,438	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(a)(d)(e)	467,955,805	468,189,782	2.3
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(a)(d)	17,524,000	17,524,000	0.1

		485,713,782	2.4

Total Short-Term Investments (Cost: $485,576,337)		485,713,782	2.4

Total Investments In Securities (Cost: $18,228,345,004)		20,861,345,220	102.2

Other Assets, Less Liabilities		(450,245,408)	(2.2)

Net Assets		$20,411,099,812	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	379,438,707	88,517,098	(b)	—		467,955,805	$468,189,782	$1,048,323	(c)	$3,521		$47,191
BlackRock Cash Funds: Treasury, SLAgency Shares	17,776,119	—		(252,119	)(b)	17,524,000	17,524,000	501,619		—		—
BlackRock Inc.	88,459	9,767		(10,581)		87,645	39,058,118	586,394		570,508		1,029,216

							$524,771,900	$2,136,336		$574,029		$1,076,407

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	216	12/20/19	$32,168	$(282,062)
S&P MidCap 400 E-Mini	15	12/20/19	2,907	(31,857)

				$(313,919)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$313,919

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,186,296

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,024,990)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$31,013,453

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$20,375,631,438	$—	$—	$20,375,631,438
Money Market Funds	485,713,782	—	—	485,713,782

	$20,861,345,220	$—	$—	$20,861,345,220

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(313,919)	$—	$—	$(313,919)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	29

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	1,696,104	$645,316,689	1.4%
Lockheed Martin Corp.	794,304	309,826,218	0.7
Other securities		573,028,211	1.3

		1,528,171,118	3.4

Air Freight & Logistics
United Parcel Service Inc., Class B	2,243,073	268,765,007	0.6
Other securities		70,137,044	0.2

		338,902,051	0.8

Airlines
Other securities		104,556,578	0.2

Auto Components
Other securities		5,240,392	0.0

Automobiles
Other securities		108,767,016	0.2

Banks
Other securities		29,012,723	0.1

Beverages
Coca-Cola Co. (The)	8,378,198	456,109,099	1.0
PepsiCo Inc.	3,770,518	516,938,018	1.1
Other securities		112,877,479	0.3

		1,085,924,596	2.4

Biotechnology
AbbVie Inc.	4,750,524	359,709,677	0.8
Amgen Inc.	1,772,041	342,907,654	0.8
Celgene Corp.(a)(b)	2,257,375	224,157,337	0.5
Other securities		572,510,475	1.2

		1,499,285,143	3.3

Building Products
Other securities		76,185,874	0.2

Capital Markets
S&P Global Inc.	789,999	193,533,955	0.4
Other securities		544,185,336	1.2

		737,719,291	1.6

Chemicals
Other securities		411,674,610	0.9

Commercial Services & Supplies
Other securities		292,346,055	0.7

Communications Equipment
Cisco Systems Inc.	13,729,325	678,365,948	1.5
Other securities		144,214,394	0.3

		822,580,342	1.8

Construction & Engineering
Other securities		4,343,674	0.0

Construction Materials
Other securities		86,583,192	0.2

Consumer Finance
Other securities		209,212,744	0.5

Containers & Packaging
Other securities		140,910,022	0.3

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$30,089,701	0.1%

Diversified Consumer Services
Other securities		46,434,557	0.1

Diversified Financial Services
Other securities		2,041,663	0.0

Diversified Telecommunication Services
Other securities		24,804,393	0.1

Electrical Equipment
Other securities		156,772,267	0.3

Electronic Equipment, Instruments & Components
Other securities		306,138,757	0.7

Entertainment
Netflix Inc.(a)	1,349,715	361,210,728	0.8
Other securities		196,692,010	0.4

		557,902,738	1.2

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	1,410,884	311,988,779	0.7
Other securities		817,817,957	1.8

		1,129,806,736	2.5

Food &Staples Retailing
Costco Wholesale Corp.	1,408,032	405,668,099	0.9
Other securities		131,003,300	0.3

		536,671,399	1.2

Food Products
Other securities		160,491,199	0.4

Health Care Equipment & Supplies
Abbott Laboratories	2,389,467	199,926,704	0.5
Intuitive Surgical Inc.(a)(b)	368,262	198,835,702	0.5
Stryker Corp.	1,098,874	237,686,446	0.5
Other securities		921,595,873	2.0

		1,558,044,725	3.5

Health Care Providers &Services
UnitedHealth Group Inc.	3,028,800	658,218,816	1.5
Other securities		421,824,265	0.9

		1,080,043,081	2.4

Health Care Technology
Other securities		152,002,530	0.3

Hotels, Restaurants & Leisure
Starbucks Corp.	3,844,270	339,910,353	0.8
Other securities		726,328,399	1.6

		1,066,238,752	2.4

Household Durables
Other securities		100,384,763	0.2

Household Products

Other securities		167,196,086	0.4

Industrial Conglomerates
3M Co.	1,374,817	226,019,915	0.5
Honeywell International Inc.	1,127,264	190,733,069	0.4
Other securities		41,449,764	0.1

		458,202,748	1.0

Insurance
Other securities		443,141,255	1.0

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Interactive Media & Services
Alphabet Inc., Class A(a)	943,485	$1,152,127,273	2.6%
Alphabet Inc., Class C, NVS(a)	966,698	1,178,404,862	2.6
Facebook Inc., Class A(a)	7,658,656	1,363,853,460	3.1
Other securities		154,742,877	0.3

		3,849,128,472	8.6

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	1,305,703	2,266,582,895	5.1
Booking Holdings Inc.(a)(b)	136,261	267,427,201	0.6
Other securities		212,180,007	0.4

		2,746,190,103	6.1

IT Services
Accenture PLC, Class A	2,042,434	392,862,180	0.9
Automatic Data Processing Inc.	1,394,072	225,031,102	0.5
International Business Machines Corp.	1,719,557	250,057,979	0.6
Mastercard Inc., Class A	2,876,574	781,191,201	1.7
PayPal Holdings Inc.(a)	3,764,907	390,006,716	0.9
Visa Inc., Class A(b)	5,575,084	958,970,199	2.1
Other securities		1,249,813,790	2.8

		4,247,933,167	9.5

Leisure Products
Other securities		68,174,542	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	872,179	254,039,577	0.6
Other securities		386,021,930	0.8

		640,061,507	1.4

Machinery
Other securities		592,128,435	1.3

Media
Comcast Corp., Class A	6,783,623	305,805,725	0.7
Other securities		304,656,647	0.7

		610,462,372	1.4

Metals & Mining
Other securities		15,477,212	0.0

Multiline Retail
Other securities		203,195,857	0.5

Oil, Gas & Consumable Fuels
Other securities		121,970,132	0.3

Personal Products
Other securities		139,347,133	0.3

Pharmaceuticals
Eli Lilly & Co.	2,762,851	308,969,627	0.7
Merck & Co. Inc.	7,825,306	658,734,259	1.5
Zoetis Inc.(b)	1,537,929	191,610,574	0.4
Other securities		299,925,545	0.7

		1,459,240,005	3.3

Professional Services
Other securities		321,772,270	0.7

Real Estate Management & Development
Other securities		29,458,339	0.1

Road & Rail
Union Pacific Corp.	2,271,679	367,966,564	0.8
Other securities		126,754,516	0.3

		494,721,080	1.1

Security	Shares	Value	% of Net Assets

Semiconductors & Semiconductor Equipment
Broadcom Inc.	1,240,824	$342,554,282	0.8%
NVIDIA Corp.(b)	1,869,729	325,463,727	0.7
QUALCOMM Inc.	3,906,311	297,973,403	0.7
Texas Instruments Inc.	3,004,337	388,280,514	0.9
Other securities		603,971,707	1.3

		1,958,243,633	4.4

Software
Adobe Inc.(a)(b)	1,560,452	431,074,865	1.0
Intuit Inc.	797,415	212,064,545	0.5
Microsoft Corp.	23,626,565	3,284,801,332	7.3
Oracle Corp.	7,184,540	395,365,236	0.9
salesforce.com Inc.(a)(b)	2,626,483	389,875,137	0.9
Other securities		1,369,886,826	3.0

		6,083,067,941	13.6

Specialty Retail
Home Depot Inc. (The)	2,013,251	467,114,497	1.0
Lowe’s Companies Inc.	2,517,116	276,782,075	0.6
TJX Companies Inc. (The)	3,889,873	216,821,521	0.5
Other securities		521,478,076	1.2

		1,482,196,169	3.3

Technology Hardware, Storage & Peripherals
Apple Inc.	14,489,739	3,245,266,844	7.3
Other securities		88,973,237	0.1

		3,334,240,081	7.4

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	3,952,642	371,232,137	0.8
Other securities		215,942,153	0.5

		587,174,290	1.3

Thrifts & Mortgage Finance
Other securities		7,741,814	0.0

Tobacco
Other securities		120,241,992	0.3

Trading Companies & Distributors
Other securities		120,423,136	0.3

Wireless Telecommunication Services
Other securities		41,417,896	0.1

Total Common Stocks (Cost: $31,454,034,893)		44,731,830,349	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	1,208,845,214	1,209,449,636	2.7

SCHEDULE OF INVESTMENTS	31

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	58,541,000	$58,541,000	0.2%

		1,267,990,636	2.9

Total Short-Term Investments (Cost: $1,267,646,231)		1,267,990,636	2.9

Total Investments In Securities (Cost: $32,721,681,124)		45,999,820,985	102.7

Other Assets, Less Liabilities		(1,189,981,560)	(2.7)

Net Assets		$44,809,839,425	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	820,577,806	388,267,408	1,208,845,214	$1,209,449,636	$1,538,876	(b)	$(20,029)	$94,185
BlackRock Cash Funds: Treasury, SLAgency Shares	66,964,943	(8,423,943)	58,541,000	58,541,000	802,832		—	—

				$1,267,990,636	$2,341,708		$(20,029)	$94,185

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	478	12/20/19	$71,186	$(845,917)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$845,917

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Growth ETF

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$8,483,958

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,034,709)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$68,008,337

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$44,731,830,349	$—	$—	$44,731,830,349
Money Market Funds	1,267,990,636	—	—	1,267,990,636

	$45,999,820,985	$—	$—	$45,999,820,985

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(845,917)	$—	$—	$(845,917)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	33

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
United Technologies Corp.	2,350,853	$320,938,452	0.8%
Other securities		389,853,348	1.0

		710,791,800	1.8

Air Freight & Logistics
Other securities		127,935,686	0.3

Airlines
Other securities		217,545,485	0.6

Auto Components
Other securities		134,215,115	0.3

Automobiles
Other securities		263,194,125	0.7

Banks
Bank of America Corp.	24,410,109	712,042,879	1.8
Citigroup Inc.	6,545,216	452,143,521	1.2
JPMorgan Chase & Co.	9,215,622	1,084,586,553	2.8
PNC Financial Services Group Inc. (The)	1,288,720	180,626,995	0.5
U.S. Bancorp.	4,146,693	229,477,991	0.6
Wells Fargo & Co	11,508,394	580,483,393	1.5
Other securities		957,374,893	2.3

		4,196,736,225	10.7

Beverages
Coca-Cola Co. (The)	3,533,645	192,371,634	0.5
Other securities		231,667,337	0.6

		424,038,971	1.1

Biotechnology
Gilead Sciences Inc.	3,164,613	200,573,172	0.5
Other securities		226,974,610	0.6

		427,547,782	1.1

Building Products
Other securities		200,250,002	0.5

Capital Markets
BlackRock Inc.(a)	343,184	152,936,518	0.4
CME Group Inc.	1,026,005	216,835,897	0.6
Goldman Sachs Group Inc. (The)	937,501	194,278,332	0.5
Morgan Stanley	3,443,707	146,942,978	0.4
Other securities		713,540,510	1.7

		1,424,534,235	3.6

Chemicals
DuPont de Nemours Inc.	2,172,303	154,906,927	0.4
Linde PLC	1,572,934	304,708,774	0.8
Other securities		731,007,597	1.8

		1,190,623,298	3.0

Commercial Services & Supplies
Other securities		109,207,552	0.3

Communications Equipment
Other securities		90,026,641	0.2

Construction & Engineering
Other securities		80,251,756	0.2

Construction Materials
Other securities		40,527,144	0.1

Security	Shares	Value	% of Net Assets

Consumer Finance
Other securities		$394,546,574	1.0%

Containers & Packaging
Other securities		196,943,567	0.5

Distributors
Other securities		64,404,856	0.2

Diversified Consumer Services
Other securities		78,859,052	0.2

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)(c)	5,670,469	1,179,570,961	3.0
Other securities		53,429,212	0.1

		1,233,000,173	3.1

Diversified Telecommunication Services
AT&T Inc.	21,163,076	800,810,796	2.0
Verizon Communications Inc.	11,996,783	724,125,822	1.8
Other securities		57,273,817	0.2

		1,582,210,435	4.0

Electric Utilities
Duke Energy Corp.	2,110,887	202,349,628	0.5
NextEra Energy Inc.	1,386,839	323,119,619	0.8
Southern Co. (The)	3,015,119	186,243,901	0.5
Other securities		926,661,141	2.4

		1,638,374,289	4.2

Electrical Equipment
Other securities		276,864,503	0.7

Electronic Equipment, Instruments & Components
Other securities		204,624,928	0.5

Energy Equipment & Services
Other securities		281,644,220	0.7

Entertainment
Walt Disney Co. (The)	5,060,835	659,528,017	1.7
Other securities		231,942,325	0.6

		891,470,342	2.3

Equity Real Estate Investment Trusts (REITs)
Prologis Inc.(c)	1,818,684	154,988,250	0.4
Other securities		1,950,090,122	5.0

		2,105,078,372	5.4

Food & Staples Retailing
Walmart Inc.	4,070,520	483,089,314	1.2
Other securities		225,169,560	0.6

		708,258,874	1.8

Food Products
Mondelez International Inc., Class A	4,119,253	227,877,076	0.6
Other securities		574,327,370	1.4

		802,204,446	2.0

Gas Utilities
Other securities		80,192,451	0.2

Health Care Equipment & Supplies
Abbott Laboratories	2,830,275	236,809,109	0.6
Becton Dickinson and Co.(c)	709,948	179,588,446	0.5
Danaher Corp.	1,747,098	252,333,364	0.6
Medtronic PLC	3,890,077	422,540,164	1.1
Other securities		295,784,717	0.7

		1,387,055,800	3.5

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services
CVS Health Corp.	3,762,307	$237,288,703	0.6%
Other securities		650,635,682	1.7

		887,924,385	2.3

Health Care Technology
Other securities		828,144	0.0

Hotels, Restaurants & Leisure
McDonald’s Corp.	1,866,162	400,683,643	1.0
Other securities		340,551,142	0.9

		741,234,785	1.9

Household Durables
Other securities		244,748,784	0.6

Household Products
Colgate-Palmolive Co.	2,435,979	179,068,816	0.5
Procter & Gamble Co. (The)	6,749,626	839,518,482	2.1
Other securities		164,409,051	0.4

		1,182,996,349	3.0

Independent Power and Renewable Electricity Producers
Other securities		93,341,028	0.2

Industrial Conglomerates
General Electric Co.(c)	25,080,017	224,215,352	0.6
Honeywell International Inc.	1,067,161	180,563,641	0.4
Other securities		154,774,958	0.4

		559,553,951	1.4

Insurance
Chubb Ltd.	1,319,324	212,991,667	0.5
Other securities		1,617,004,141	4.2

		1,829,995,808	4.7

Interactive Media & Services
Other securities		36,159,994	0.1

Internet & Direct Marketing Retail
Other securities		18,453,751	0.1

IT Services
International Business Machines Corp.	1,015,513	147,675,900	0.4
Other securities		363,085,435	0.9

		510,761,335	1.3

Leisure Products
Other securities		16,830,660	0.0

Life Sciences Tools & Services
Other securities		281,269,227	0.7

Machinery
Caterpillar Inc.	1,457,960	184,154,928	0.5
Other securities		684,199,417	1.7

		868,354,345	2.2

Marine
Other securities		14,467,554	0.0

Media
Comcast Corp., Class A	6,919,424	311,927,634	0.8
Other securities		337,733,586	0.9

		649,661,220	1.7

Metals & Mining
Other securities		246,385,432	0.6

Security	Shares	Value	% of Net Assets

Mortgage Real Estate Investment
Other securities		$130,845,545	0.3%

Multi-Utilities
Dominion Energy Inc.	2,322,052	188,179,094	0.5
Other securities		658,045,845	1.7

		846,224,939	2.2

Multiline Retail
Target Corp.	1,367,708	146,221,662	0.4
Other securities		80,693,462	0.2

		226,915,124	0.6

Oil, Gas & Consumable Fuels
Chevron Corp.	5,526,178	655,404,711	1.7
ConocoPhillips	3,220,377	183,497,081	0.5
Exxon Mobil Corp.	12,270,878	866,446,696	2.2
Other securities		1,297,182,097	3.2

		3,002,530,585	7.6

Paper & Forest Products
Other securities		6,479,103	0.0

Personal Products
Other securities		24,957,231	0.1

Pharmaceuticals
Allergan PLC	950,431	159,948,033	0.4
Bristol-Myers Squibb Co.	2,797,308	141,851,489	0.4
Johnson & Johnson	6,537,703	845,848,014	2.1
Pfizer Inc.	16,127,018	579,443,757	1.5
Other securities		154,279,181	0.4

		1,881,370,474	4.8

Professional Services
Other securities		70,162,711	0.2

Real Estate Management & Development
Other securities		60,947,733	0.2

Road & Rail
Other securities		360,479,467	0.9

Semiconductors & Semiconductor Equipment
Intel Corp.	12,851,563	662,241,041	1.7
Other securities		588,624,339	1.5

		1,250,865,380	3.2

Software
Other securities		96,272,717	0.2

Specialty Retail
Home Depot Inc. (The)	1,373,790	318,746,756	0.8
Other securities		190,672,703	0.5

		509,419,459	1.3

Technology Hardware, Storage & Peripherals
Other securities		210,082,759	0.5

Textiles, Apparel & Luxury Goods
Other securities		89,926,170	0.2

Thrifts & Mortgage Finance
Other securities		31,977,491	0.1

Tobacco
Philip Morris International Inc.	4,505,013	342,065,637	0.9
Other securities		113,561,181	0.3

		455,626,818	1.2

SCHEDULE OF INVESTMENTS	35

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Trading Companies & Distributors
Other securities		$84,816,002	0.2%

Transportation Infrastructure
Other securities		8,364,956	0.0

Water Utilities
Other securities		93,277,985	0.2

Wireless Telecommunication Services
Other securities		52,894,004	0.1

Total Common Stocks (Cost: $35,933,545,371)		39,240,562,104	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(a)(d)(e)	540,834,250	541,104,667	1.4
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(a)(d)	56,141,000	56,141,000	0.1

		597,245,667	1.5

Total Short-Term Investments (Cost: $597,155,569)		597,245,667	1.5

Total Investments In Securities (Cost: $36,530,700,940)		39,837,807,771	101.2

Other Assets, Less Liabilities		(490,021,106)	(1.2)

Net Assets		$39,347,786,665	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	176,789,024	364,045,226	(b)	—	540,834,250	$541,104,667	$1,727,078	(c)	$(8,251)		$32,300
BlackRock Cash Funds: Treasury, SLAgency Shares	46,096,335	10,044,665	(b)	—	56,141,000	56,141,000	828,086		—		—
BlackRock Inc.	350,977	62,958		(70,751)	343,184	152,936,518	2,276,040		1,264,614		5,742,142

						$750,182,185	$4,831,204		$1,256,363		$5,774,442

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	507	12/20/19	$75,505	$(715,888)
S&P MidCap 400 E-Mini	129	12/20/19	25,000	(256,183)

				$(972,071)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$972,071

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$10,258,139

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,180,923)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$88,372,785

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$39,240,562,104	$—	$—	$39,240,562,104
Money Market Funds	597,245,667	—	—	597,245,667

	$39,837,807,771	$—	$—	$39,837,807,771

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(972,071)	$—	$—	$(972,071)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	37

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Mercury Systems Inc.(a)	1,221,085	$99,115,469	0.2%
Other securities		480,313,498	1.1

		579,428,967	1.3

Air Freight & Logistics
Other securities		134,358,713	0.3

Airlines
Other securities		196,649,673	0.4

Auto Components
Other securities		467,355,514	1.1

Automobiles
Other securities		26,943,943	0.1

Banks
First Financial Bankshares Inc.	2,946,985	98,223,010	0.2
IBERIABANK Corp.	1,183,012	89,364,727	0.2
Other securities		4,097,590,606	9.4

		4,285,178,343	9.8

Beverages
Other securities		144,112,379	0.3

Biotechnology
Repligen Corp.(a)(b)	1,163,199	89,205,731	0.2
Other securities		2,969,530,679	6.8

		3,058,736,410	7.0

Building Products
Trex Co. Inc.(a)(b)	1,322,313	120,237,921	0.3
Other securities		544,134,050	1.2

		664,371,971	1.5

Capital Markets
Stifel Financial Corp.(b)	1,529,082	87,738,725	0.2
Other securities		552,401,939	1.3

		640,140,664	1.5

Chemicals
Other securities		844,162,897	1.9

Commercial Services & Supplies
Brink’s Co. (The)(b)	1,125,389	93,351,018	0.2
Tetra Tech Inc.(b)	1,235,594	107,200,135	0.3
Other securities		1,058,867,952	2.4

		1,259,419,105	2.9

Communications Equipment
Lumentum Holdings Inc.(a)(b)	1,720,382	92,143,660	0.2
Other securities		394,642,857	0.9

		486,786,517	1.1

Construction & Engineering
EMCOR Group Inc.	1,258,527	108,384,345	0.3
MasTec Inc.(a)(b)	1,345,919	87,390,521	0.2
Other securities		293,885,423	0.6

		489,660,289	1.1

Construction Materials
Other securities		83,110,441	0.2

Consumer Finance
FirstCash Inc.	960,179	88,019,609	0.2

Security	Shares	Value	% of Net Assets

Consumer Finance (continued)
Other securities		$189,912,786	0.4%

		277,932,395	0.6

Containers & Packaging
Other securities		48,432,366	0.1

Distributors
Other securities		44,295,113	0.1

Diversified Consumer Services
Other securities		430,607,276	1.0

Diversified Financial Services
Other securities		92,812,188	0.2

Diversified Telecommunication Services
Other securities		272,973,470	0.6

Electric Utilities
ALLETE Inc.	1,174,057	102,624,322	0.2
PNM Resources Inc.	1,791,299	93,290,852	0.2
Portland General Electric Co.	2,024,308	114,110,242	0.3
Other securities		177,393,784	0.4

		487,419,200	1.1

Electrical Equipment
Generac Holdings Inc.(a)(b)	1,379,106	108,039,164	0.3
Other securities		277,705,033	0.6

		385,744,197	0.9

Electronic Equipment, Instruments & Components
Other securities		1,086,806,418	2.5

Energy Equipment & Services
Other securities		456,423,991	1.0

Entertainment
Other securities		118,073,461	0.3

Equity Real Estate Investment Trusts (REITs)
EastGroup Properties Inc.	832,667	104,100,028	0.2
First Industrial Realty Trust Inc.	2,829,528	111,936,128	0.3
Healthcare Realty Trust Inc.	2,872,903	96,242,251	0.2
Rexford Industrial Realty Inc.	2,463,196	108,429,888	0.3
Sabra Health Care REIT Inc.	4,246,964	97,510,293	0.2
Other securities		2,764,545,777	6.3

		3,282,764,365	7.5

Food & Staples Retailing
Performance Food Group Co.(a)(b)	2,320,418	106,762,432	0.3
Other securities		201,386,651	0.4

		308,149,083	0.7

Food Products
Other securities		558,475,871	1.3

Gas Utilities
New Jersey Resources Corp.	1,991,593	90,059,835	0.2
ONE Gas Inc.	1,172,332	112,672,829	0.3
Southwest Gas Holdings Inc.	1,221,945	111,245,873	0.2
Spire Inc.	1,115,673	97,331,313	0.2
Other securities		157,002,542	0.4

		568,312,392	1.3

Health Care Equipment & Supplies
Globus Medical Inc., Class A(a)(b)	1,717,727	87,810,204	0.2
Haemonetics Corp.(a)(b)	1,150,199	145,086,102	0.3
Novocure Ltd.(a)(b)	1,951,146	145,906,698	0.3

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Equipment & Supplies (continued)
Other securities		$1,316,140,074	3.1%

		1,694,943,078	3.9

Health Care Providers & Services
Amedisys Inc.(a)(b)	704,988	92,360,478	0.2
HealthEquity Inc.(a)(b)	1,553,423	88,770,357	0.2
Other securities		694,237,833	1.6

		875,368,668	2.0

Health Care Technology
Teladoc Health Inc.(a)(b)	1,609,602	109,002,247	0.3
Other securities		349,740,118	0.8

		458,742,365	1.1

Hotels, Restaurants & Leisure
Churchill Downs Inc.	788,429	97,335,502	0.2
Marriott Vacations Worldwide Corp.	967,584	100,251,378	0.2
Other securities		992,826,743	2.3

		1,190,413,623	2.7

Household Durables
Helen of Troy Ltd.(a)(b)	564,166	88,946,412	0.2
Other securities		741,875,051	1.7

		830,821,463	1.9

Household Products
Other securities		93,464,126	0.2

Independent Power and Renewable Electricity Producers
Other securities		202,313,095	0.5

Industrial Conglomerates
Other securities		27,305,200	0.1

Insurance
Selective Insurance Group Inc.	1,325,696	99,679,082	0.2
Other securities		953,605,600	2.2

		1,053,284,682	2.4

Interactive Media & Services
Other securities		190,427,068	0.4

Internet & Direct Marketing Retail
Other securities		156,265,103	0.4

IT Services
MAXIMUS Inc.	1,439,523	111,217,547	0.3
Science Applications International Corp.	1,338,273	116,898,147	0.3
Other securities		769,359,862	1.7

		997,475,556	2.3

Leisure Products
Other securities		149,800,727	0.3

Life Sciences Tools & Services
Other securities		313,994,251	0.7

Machinery
RBC Bearings Inc.(a)(b)	546,720	90,706,315	0.2
Other securities		1,598,999,677	3.7

		1,689,705,992	3.9

Marine
Other securities		59,444,924	0.1

Media
Other securities		424,136,033	1.0

Security	Shares	Value	% of Net Assets

Metals & Mining
Other securities		$512,744,878	1.2%

Mortgage Real Estate Investment
Blackstone Mortgage Trust Inc., Class A.	2,845,248	102,002,141	0.2
PennyMac Mortgage Investment Trust(c).	1,954,713	43,453,270	0.1
Other securities		449,366,599	1.1

		594,822,010	1.4

Multi-Utilities
Black Hills Corp.	1,376,002	105,580,634	0.2
Other securities		178,597,711	0.5

		284,178,345	0.7

Multiline Retail
Other securities		43,249,865	0.1

Oil, Gas & Consumable Fuels
Other securities		985,326,999	2.3

Paper & Forest Products
Other securities		180,699,345	0.4

Personal Products
Other securities		134,423,586	0.3

Pharmaceuticals
Other securities		643,552,459	1.5

Professional Services
FTI Consulting Inc.(a)(b)	840,107	89,042,941	0.2
Other securities		632,126,842	1.5

		721,169,783	1.7

Real Estate Management & Development
Other securities		288,796,037	0.7

Road & Rail
Other securities		239,974,902	0.5

Semiconductors & Semiconductor Equipment
Cabot Microelectronics Corp.	651,467	91,993,655	0.2
Silicon Laboratories Inc.(a)(b)	967,080	107,684,358	0.3
Other securities		948,091,940	2.1

		1,147,769,953	2.6

Software
Blackbaud Inc.(b)	1,097,074	99,109,665	0.2
j2 Global Inc.	1,056,218	95,925,719	0.2
Other securities		1,833,798,179	4.2

		2,028,833,563	4.6

Specialty Retail
Aaron’s Inc.(b)	1,518,165	97,557,283	0.2
Other securities		987,746,062	2.3

		1,085,303,345	2.5

Technology Hardware, Storage & Peripherals
Other securities		77,231,619	0.2

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.(a)(b)	655,316	96,567,366	0.2
Other securities		301,302,277	0.7

		397,869,643	0.9

Thrifts & Mortgage Finance
Essent Group Ltd.	2,181,084	103,972,274	0.2
PennyMac Financial Services Inc.(a)(c)	224,219	6,811,773	0.0
Radian Group Inc.(b)	4,630,429	105,758,998	0.3

SCHEDULE OF INVESTMENTS	39

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Thrifts & Mortgage Finance (continued)
Other securities		$745,298,290	1.7%

		961,841,335	2.2

Tobacco
Other securities		73,393,776	0.2

Trading Companies & Distributors
Other securities		596,058,768	1.4

Water Utilities
Other securities		255,452,366	0.6

Wireless Telecommunication Services
Other securities		58,052,654	0.1

Total Common Stocks (Cost: $55,242,513,011)		43,498,288,797	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	5,931,118,974	5,934,084,534	13.6
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	31,083,000	31,083,000	0.0

		5,965,167,534	13.6

Total Short-Term Investments (Cost: $5,962,974,606)		5,965,167,534	13.6

Total Investments In Securities (Cost: $61,205,487,617)		49,463,456,331	113.3

Other Assets, Less Liabilities		(5,823,491,555)	(13.3)

Net Assets		$43,639,964,776	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,523,053,648	1,408,065,326	(b)	—	5,931,118,974	$5,934,084,534	$29,197,962	(c)	$(33,130)		$470,400
BlackRock Cash Funds: Treasury, SL Agency Shares	30,368,036	714,964	(b)	—	31,083,000	31,083,000	880,384		—		—
PennyMac Financial Services Inc.	224,219	—		—	224,219	6,811,773	—		—		1,825,143
PennyMac Mortgage Investment Trust	1,268,171	1,692,400		(1,005,858)	1,954,713	43,453,270	1,353,636		1,228,454		757,759

						$6,015,432,577	$31,431,982		$1,195,324		$3,053,302

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	1,749	12/20/19	$133,361	$(768,382)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$768,382

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(2,317,870)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,283,935)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$96,887,272

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$43,498,020,835	$27,210	$ 240,752	$43,498,288,797
Money Market Funds	5,965,167,534	—	—	5,965,167,534

	$49,463,188,369	$27,210	$ 240,752	$49,463,456,331

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(768,382)	$—	$ —	$(768,382)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	41

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Axon Enterprise Inc.(a)(b)	523,978	$29,751,471	0.3%
Mercury Systems Inc.(a)	487,298	39,553,979	0.5
Other securities		89,153,288	1.0

		158,458,738	1.8

Air Freight & Logistics
Other securities		28,950,267	0.3

Airlines
Other securities		35,565,643	0.4

Auto Components
Other securities		75,391,630	0.9

Automobiles
Other securities		7,596,790	0.1

Banks
First Financial Bankshares Inc.	1,170,724	39,020,231	0.5
Other securities		90,105,531	1.0

		129,125,762	1.5

Beverages
Other securities		57,118,478	0.7

Biotechnology
ACADIA Pharmaceuticals Inc.(a)(b)	946,455	34,062,915	0.4
Blueprint Medicines Corp.(a)(b)	439,082	32,259,355	0.4
Repligen Corp.(a)(b)	464,786	35,644,438	0.4
Spark Therapeutics Inc.(a)(b)	308,977	29,964,589	0.4
Other securities		923,090,651	10.5

		1,055,021,948	12.1

Building Products
Trex Co. Inc.(a)(b)	527,604	47,975,032	0.6
Other securities		161,223,520	1.8

		209,198,552	2.4

Capital Markets
Other securities		141,586,327	1.6

Chemicals
Ingevity Corp.(a)	376,249	31,920,965	0.4
Other securities		162,945,350	1.8

		194,866,315	2.2

Commercial Services & Supplies
Brink’s Co. (The)(b)	448,313	37,187,563	0.4
MSA Safety Inc.	317,168	34,606,200	0.4
Tetra Tech Inc.	490,235	42,532,789	0.5
Other securities		225,685,714	2.6

		340,012,266	3.9

Communications Equipment
Other securities		90,083,953	1.0

Construction & Engineering
EMCOR Group Inc.(b)	375,729	32,357,781	0.4
MasTec Inc.(a)(b)	539,015	34,998,244	0.4
Other securities		60,119,958	0.7

		127,475,983	1.5

Construction Materials
Other securities		13,340,655	0.2

Security	Shares	Value	% of Net Assets

Consumer Finance
FirstCash Inc.	380,467	$34,877,410	0.4%
Other securities		20,997,320	0.2

		55,874,730	0.6

Containers & Packaging
Other securities		5,834,438	0.1

Distributors
Other securities		16,536,811	0.2

Diversified Consumer Services
Chegg Inc.(a)(b)	1,042,259	31,215,657	0.4
Other securities		55,676,863	0.6

		86,892,520	1.0

Diversified Financial Services
Other securities		750,895	0.0

Diversified Telecommunication Services
Other securities		53,802,863	0.6

Electric Utilities
Other securities		23,029,673	0.3

Electrical Equipment
Generac Holdings Inc.(a)(b)	549,572	43,053,470	0.5
Other securities		72,303,202	0.8

		115,356,672	1.3

Electronic Equipment, Instruments & Components
Other securities		183,277,488	2.1

Energy Equipment & Services
Other securities		28,237,424	0.3

Entertainment
Other securities		28,089,799	0.3

Equity Real Estate Investment Trusts (REITs)
EastGroup Properties Inc.	332,971	41,628,034	0.5
PS Business Parks Inc.	179,545	32,668,213	0.4
Ryman Hospitality Properties Inc.	411,693	33,680,604	0.4
Other securities		249,995,091	2.8

		357,971,942	4.1

Food & Staples Retailing
Performance Food Group Co.(a)(b)	924,370	42,530,264	0.5
Other securities		20,153,056	0.2

		62,683,320	0.7

Food Products
Other securities		109,652,665	1.3

Gas Utilities
Other securities		27,771,697	0.3

Health Care Equipment & Supplies
Globus Medical Inc., Class A(a)	682,679	34,898,551	0.4
Haemonetics Corp.(a)	459,942	58,017,084	0.7
Neogen Corp.(a)(b)	460,533	31,366,903	0.4
Novocure Ltd.(a)(b)	780,157	58,340,141	0.7
NuVasive Inc.(a)(b)	466,385	29,559,481	0.3
Tandem Diabetes Care Inc.(a)(b)	503,503	29,696,607	0.3
Other securities		374,129,655	4.3

		616,008,422	7.1

Health Care Providers & Services
Amedisys Inc.(a)(b)	281,713	36,907,220	0.4

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services (continued)
HealthEquity Inc.(a)(b)	621,910	$35,539,047	0.4%
LHC Group Inc.(a)(b)	269,814	30,640,078	0.3
Other securities		170,422,003	2.0

		273,508,348	3.1

Health Care Technology
Teladoc Health Inc.(a)(b)	641,723	43,457,481	0.5
Other securities		111,866,561	1.3

		155,324,042	1.8

Hotels, Restaurants & Leisure
Churchill Downs Inc.	315,285	38,923,510	0.5
Texas Roadhouse Inc.	592,814	31,134,591	0.4
Other securities		281,128,016	3.1

		351,186,117	4.0

Household Durables
Helen of Troy Ltd.(a)(b)	225,490	35,550,753	0.4
TopBuild Corp.(a)	304,175	29,331,595	0.3
Other securities		110,422,385	1.3

		175,304,733	2.0

Household Products
Other securities		22,635,988	0.3

Independent Power and Renewable Electricity Producers
Other securities		19,686,166	0.2

Industrial Conglomerates
Other securities		10,819,659	0.1

Insurance
RLI Corp.	358,541	33,312,044	0.4
Other securities		92,887,545	1.0

		126,199,589	1.4

Interactive Media & Services
Other securities		68,244,050	0.8

Internet & Direct Marketing Retail
Other securities		33,682,517	0.4

IT Services
MAXIMUS Inc.	570,965	44,112,756	0.5
Science Applications International Corp.	533,008	46,558,249	0.5
Other securities		167,294,101	2.0

		257,965,106	3.0

Leisure Products
Other securities		25,452,411	0.3

Life Sciences Tools & Services
Other securities		77,806,740	0.9

Machinery
RBC Bearings Inc.(a)(b)	217,819	36,138,350	0.4
Other securities		355,430,324	4.1

		391,568,674	4.5

Marine
Other securities		541,424	0.0

Media
Other securities		42,123,775	0.5

Metals & Mining
Other securities		48,075,886	0.6

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels
Other securities		$30,570,357	0.3%

Paper & Forest Products
Other securities		14,780,755	0.2

Personal Products
Other securities		33,443,849	0.4

Pharmaceuticals
Other securities		206,379,964	2.4

Professional Services
Exponent Inc.(b)	465,169	32,515,313	0.4
Insperity Inc.	347,987	34,318,478	0.4
Other securities		115,973,004	1.3

		182,806,795	2.1

Real Estate Management & Development
Other securities		66,410,977	0.8

Road & Rail
Other securities		30,970,536	0.4

Semiconductors & Semiconductor Equipment
Cabot Microelectronics Corp.	260,461	36,779,698	0.4
Silicon Laboratories Inc.(a)(b)	386,049	42,986,556	0.5
Other securities		199,152,685	2.3

		278,918,939	3.2

Software
ACI Worldwide Inc.(a)(b)	1,032,655	32,347,918	0.4
Blackbaud Inc.(b)	438,909	39,651,039	0.5
j2 Global Inc.	418,759	38,031,692	0.4
Q2 Holdings Inc.(a)(b)	388,121	30,611,103	0.4
Other securities		615,230,969	7.0

		755,872,721	8.7

Specialty Retail
Aaron’s Inc.	537,634	34,548,361	0.4
Other securities		162,938,348	1.9

		197,486,709	2.3

Technology Hardware, Storage & Peripherals
Other securities		6,663,398	0.1

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.(a)	262,709	38,712,798	0.4
Other securities		61,060,327	0.7

		99,773,125	1.1

Thrifts & Mortgage Finance
Other securities		66,968,865	0.8

Tobacco
Other securities		15,223,456	0.2

Trading Companies & Distributors
Other securities		71,644,883	0.8

Water Utilities
American States Water Co.	329,920	29,646,611	0.3
Other securities		55,313,035	0.7

		84,959,646	1.0

SCHEDULE OF INVESTMENTS	43

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$21,007,090	0.2%

Total Common Stocks (Cost: $9,326,850,394)		8,679,571,956	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	1,645,916,275	1,646,739,233	18.9
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	12,349,000	12,349,000	0.2

		1,659,088,233	19.1

Total Short-Term Investments (Cost: $1,658,432,792)		1,659,088,233	19.1

Total Investments In Securities (Cost: $10,985,283,186)		10,338,660,189	118.9

Other Assets, Less Liabilities		(1,640,474,803)	(18.9)

Net Assets		$8,698,185,386	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	1,448,822,565	197,093,710	1,645,916,275	$1,646,739,233	$9,212,001	(b)	$38,003		$87,707
BlackRock Cash Funds: Treasury, SLAgency Shares	12,979,363	(630,363)	12,349,000	12,349,000	164,907		—		—

				$1,659,088,233	$9,376,908		$38,003		$87,707

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	228	12/20/19	$17,385	$(126,999)

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$126,999

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$133,198

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(225,874)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,545,743

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,679,446,815	$12,341	$112,800	$8,679,571,956
Money Market Funds	1,659,088,233	—	—	1,659,088,233

	$10,338,535,048	$12,341	$112,800	$10,338,660,189

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(126,999)	$—	$—	$(126,999)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	45

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$76,966,681	0.8%

Air Freight & Logistics
Other securities		26,197,936	0.3

Airlines
SkyWest Inc.	482,524	27,696,878	0.3
Other securities		17,822,561	0.2

		45,519,439	0.5

Auto Components
Other securities		118,856,709	1.3

Automobiles
Other securities		3,390,102	0.0

Banks
Atlantic Union Bankshares Corp.	783,203	29,170,396	0.3
BancorpSouth Bank	922,554	27,316,824	0.3
CenterState Bank Corp.	1,195,919	28,684,117	0.3
Community Bank System Inc.	475,279	29,319,962	0.3
Hancock Whitney Corp.	868,935	33,275,866	0.4
Home BancShares Inc./AR	1,495,578	28,109,389	0.3
IBERIABANK Corp.	501,516	37,884,519	0.4
Old National Bancorp./IN	1,643,083	28,269,243	0.3
UMB Financial Corp.	427,178	27,587,155	0.3
United Bankshares Inc./WV	936,755	35,474,912	0.4
Valley National Bancorp.	3,112,263	33,830,299	0.4
Other securities		1,348,159,555	14.5

		1,687,082,237	18.2

Beverages
Other securities		828,967	0.0

Biotechnology
Other securities		176,079,935	1.9

Building Products
Other securities		59,013,536	0.6

Capital Markets
Stifel Financial Corp.	649,898	37,291,147	0.4
Other securities		83,155,159	0.9

		120,446,306	1.3

Chemicals
Other securities		151,350,316	1.6

Commercial Services & Supplies
UniFirst Corp./MA	145,903	28,468,593	0.3
Other securities		143,341,223	1.5

		171,809,816	1.8

Communications Equipment
Lumentum Holdings Inc.(a)(b)	733,209	39,270,674	0.4
Other securities		71,881,705	0.8

		111,152,379	1.2

Construction & Engineering
Other securities		73,191,652	0.8

Construction Materials
Other securities		21,009,570	0.2

Security	Shares	Value	% of Net Assets

Consumer Finance
Other securities		$57,710,365	0.6%

Containers & Packaging
Other securities		14,352,691	0.2

Distributors
Other securities		1,319,339	0.0

Diversified Consumer Services
Other securities		89,973,729	1.0

Diversified Financial Services
Other securities		38,776,643	0.4

Diversified Telecommunication Services
Other securities		58,628,495	0.6

Electric Utilities
ALLETE Inc.	497,943	43,525,198	0.5
PNM Resources Inc.	761,643	39,666,367	0.4
Portland General Electric Co.	862,108	48,597,028	0.5
Other securities		50,957,020	0.6

		182,745,613	2.0

Electrical Equipment
Other securities		41,312,939	0.4

Electronic Equipment, Instruments & Components
Tech Data Corp.(a)(b)	348,678	36,346,195	0.4
Other securities		231,219,090	2.5

		267,565,285	2.9

Energy Equipment & Services
Other securities		164,611,311	1.8

Entertainment
Other securities		20,056,005	0.2

Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	393,391	28,776,552	0.3
First Industrial Realty Trust Inc.	959,771	37,968,541	0.4
Healthcare Realty Trust Inc.	1,224,981	41,036,863	0.4
Pebblebrook Hotel Trust	1,246,818	34,686,477	0.4
Physicians Realty Trust	1,781,004	31,612,821	0.3
Rexford Industrial Realty Inc.	1,049,640	46,205,153	0.5
RLJ Lodging Trust	1,656,168	28,138,294	0.3
Sabra Health Care REIT Inc.	1,808,657	41,526,765	0.5
STAG Industrial Inc.	1,225,433	36,125,765	0.4
Sunstone Hotel Investors Inc.	2,158,872	29,662,901	0.3
Terreno Realty Corp.	555,600	28,385,604	0.3
Other securities		632,299,772	6.9

		1,016,425,508	11.0

Food & Staples Retailing
Other securities		64,487,483	0.7

Food Products
Darling Ingredients Inc.(a)	1,579,074	30,207,686	0.3
Other securities		90,982,758	1.0

		121,190,444	1.3

Gas Utilities
New Jersey Resources Corp.	792,900	35,854,938	0.4
ONE Gas Inc.	501,711	48,219,444	0.5
Southwest Gas Holdings Inc.	463,249	42,174,189	0.5
Spire Inc.	477,574	41,663,556	0.4

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Gas Utilities (continued)
Other securities		$45,006,155	0.5%

		212,918,282	2.3

Health Care Equipment & Supplies
Other securities		64,559,456	0.7

Health Care Providers & Services
Other securities		80,286,405	0.9

Health Care Technology
Other securities		29,448,697	0.3

Hotels, Restaurants & Leisure
Marriott Vacations Worldwide Corp.	337,254	34,942,887	0.4
Other securities		97,645,458	1.0

		132,588,345	1.4

Household Durables
Other securities		166,648,802	1.8

Household Products
Other securities		15,806,295	0.2

Independent Power and Renewable Electricity Producers
Other securities		65,269,307	0.7

Insurance
Other securities		314,625,589	3.4

Interactive Media & Services
Other securities		8,332,023	0.1

Internet & Direct Marketing Retail
Other securities		30,631,166	0.3

IT Services
KBR Inc.	1,361,529	33,411,922	0.4
LiveRamp Holdings Inc.(a)(b)	643,200	27,631,872	0.3
Perspecta Inc.	1,262,957	32,988,437	0.4
Other securities		54,080,199	0.5

		148,112,430	1.6

Leisure Products
Other securities		36,671,914	0.4

Life Sciences Tools & Services
Syneos Health Inc.(a)(b)	555,382	29,551,876	0.3
Other securities		20,908,288	0.2

		50,460,164	0.5

Machinery
Other securities		300,181,003	3.2

Marine
Other securities		24,906,305	0.3

Media
TEGNA Inc.	2,090,103	32,459,300	0.4
Other securities		103,276,631	1.1

		135,735,931	1.5

Metals & Mining
Other securities		167,714,809	1.8

Mortgage Real Estate Investment
Apollo Commercial Real Estate Finance Inc.	1,484,041	28,449,066	0.3
Blackstone Mortgage Trust Inc., Class A	1,212,189	43,456,976	0.5

Security	Shares	Value	% of Net Assets

Mortgage Real Estate Investment (continued)
PennyMac Mortgage Investment Trust(c)	831,910	$18,493,359	0.2%
Other securities		163,091,802	1.7

		253,491,203	2.7

Multi-Utilities
Avista Corp.	629,520	30,493,949	0.3
Black Hills Corp.	584,732	44,866,486	0.5
NorthWestern Corp.	486,750	36,530,588	0.4
Other securities		9,005,308	0.1

		120,896,331	1.3

Multiline Retail
Other securities		18,597,357	0.2

Oil, Gas & Consumable Fuels
Other securities		386,892,598	4.2

Paper & Forest Products
Other securities		61,153,460	0.7

Personal Products
Other securities		21,421,003	0.2

Pharmaceuticals
Other securities		53,762,661	0.6

Professional Services
FTI Consulting Inc.(a)	325,323	34,480,985	0.4
Other securities		77,481,167	0.8

		111,962,152	1.2

Real Estate Management & Development
Other securities		51,837,143	0.6

Road & Rail
Other securities		69,049,021	0.7

Semiconductors & Semiconductor Equipment
Cirrus Logic Inc.(a)	557,775	29,885,584	0.3
Other securities		160,507,100	1.8

		190,392,684	2.1

Software
Other securities		55,998,173	0.6

Specialty Retail
Other securities		251,800,653	2.7

Technology Hardware, Storage & Peripherals
Other securities		25,661,164	0.3

Textiles, Apparel & Luxury Goods
Other securities		62,990,705	0.7

Thrifts & Mortgage Finance
PennyMac Financial Services Inc.(a)(c)	93,191	2,831,143	0.0
Radian Group Inc.	1,968,282	44,955,561	0.5
Washington Federal Inc.	762,343	28,199,068	0.3
Other securities		262,233,306	2.8

		338,219,078	3.6

Tobacco
Other securities		14,729,608	0.2

Trading Companies & Distributors
Other securities		177,395,099	1.9

SCHEDULE OF INVESTMENTS	47

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Water Utilities
Other securities		$18,377,773	0.2%

Wireless Telecommunication Services
Other securities		2,032,260	0.0

Total Common Stocks (Cost: $9,881,065,353)		9,253,608,480	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	770,295,940	770,681,088	8.3

Total Short-Term Investments (Cost: $770,397,782)		770,681,088	8.3

Total Investments In Securities (Cost: $10,651,463,135)		10,024,289,568	108.0

Other Assets, Less Liabilities		(746,211,642)	(8.0)

Net Assets		$9,278,077,926	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	594,250,515	176,045,425	(b)	—		770,295,940	$770,681,088	$3,542,442	(c)	$(15)		$59,813
BlackRock Cash Funds: Treasury, SLAgency Shares	11,332,537	—		(11,332,537	)(b)	—	—	186,844		—		—
PennyMac Financial Services Inc.	93,191	—		—		93,191	2,831,143	—		—		758,575
PennyMac Mortgage Investment Trust	563,887	328,971		(60,948)		831,910	18,493,359	584,542		223,577		692,754

							$792,005,590	$4,313,828		$223,562		$1,511,142

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	302	12/20/19	$23,028	$(86,717)

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$86,717

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,579,561

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(239,540)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$24,456,053

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,253,608,475	$—	$5	$9,253,608,480
Money Market Funds	770,681,088	—	—	770,681,088

	$10,024,289,563	$—	$5	$10,024,289,568

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(86,717)	$—	$—	$(86,717)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	49

Statements of Assets and Liabilities (unaudited)

September 30, 2019

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares Russell 1000 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$250,454,040	$1,488,472,291	$456,207,528	$20,336,573,320
Affiliated(c)	1,584,528	14,977,438	3,621,017	524,771,900
Cash	864	372	258	141,964
Cash pledged:
Futures contracts	13,000	109,000	32,000	1,444,000
Receivables:
Investments sold	—	—	—	15,165
Securities lending income — Affiliated	352	6,534	475	223,662
Variation margin on futures contracts	1,453	12,826	3,632	173,624
Capital shares sold	—	—	—	19,166
Dividends	181,957	808,222	441,425	18,419,531

Total assets	252,236,194	1,504,386,683	460,306,335	20,881,782,332

LIABILITIES
Collateral on securities loaned, at value	705,146	12,760,645	253,627	468,071,517
Payables:
Investments purchased	—	2,153,740	—	—
Capital shares redeemed	—	—	—	72,082
Investment advisory fees	31,056	244,795	75,484	2,538,921

Total liabilities	736,202	15,159,180	329,111	470,682,520

NET ASSETS	$251,499,992	$1,489,227,503	$459,977,224	$20,411,099,812

NET ASSETS CONSIST OF:
Paid-in capital	$231,311,410	$1,149,010,667	$413,009,972	$17,548,792,164
Accumulated earnings	20,188,582	340,216,836	46,967,252	2,862,307,648

NET ASSETS	$251,499,992	$1,489,227,503	$459,977,224	$20,411,099,812

Shares outstanding	3,650,000	17,100,000	8,400,000	124,050,000

Net asset value	$68.90	$87.09	$54.76	$164.54

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$691,192	$12,575,694	$250,098	$458,947,374
(b) Investments, at cost — Unaffiliated	$227,496,866	$1,172,968,777	$418,445,345	$17,706,744,929
(c) Investments, at cost — Affiliated	$1,578,903	$14,976,569	$3,313,759	$521,600,075

See notes to financial statements.

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2019

	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$44,731,830,349	$39,087,625,586	$43,448,023,754	$8,679,571,956
Affiliated(c)	1,267,990,636	750,182,185	6,015,432,577	1,659,088,233
Cash	448,208	142,883	17,820,770	—
Cash pledged:
Futures contracts	3,345,840	4,652,740	6,767,000	824,000
Receivables:
Investments sold	106,450	1,813,708	87,347,715	1,559,397
Securities lending income — Affiliated	330,952	479,362	6,562,680	1,896,179
Variation margin on futures contracts	351,298	544,203	8,484	10,441
Capital shares sold	—	122,269	2,473,559	5,229
Dividends	22,081,079	51,920,619	50,700,334	3,906,430

Total assets	46,026,484,812	39,897,483,555	49,635,136,873	10,346,861,865

LIABILITIES
Bank overdraft	—	—	—	10,131
Collateral on securities loaned, at value	1,209,132,903	541,007,106	5,932,217,688	1,646,099,248
Payables:
Investments purchased	—	—	22,513,576	15,816
Capital shares redeemed	366,414	2,511,387	33,549,725	776,321
Investment advisory fees	7,146,070	6,178,397	6,891,108	1,774,963

Total liabilities	1,216,645,387	549,696,890	5,995,172,097	1,648,676,479

NET ASSETS	$44,809,839,425	$39,347,786,665	$43,639,964,776	$8,698,185,386

NET ASSETS CONSIST OF:
Paid-in capital	$30,531,915,667	$36,104,633,647	$59,139,058,156	$10,085,511,320
Accumulated earnings (loss)	14,277,923,758	3,243,153,018	(15,499,093,380)	(1,387,325,934)

NET ASSETS	$44,809,839,425	$39,347,786,665	$43,639,964,776	$8,698,185,386

Shares outstanding	280,650,000	306,700,000	288,200,000	45,100,000

Net asset value	$159.66	$128.29	$151.42	$192.86

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,192,753,987	$530,944,927	$5,696,500,306	$1,584,841,734
(b) Investments, at cost — Unaffiliated	$31,454,034,893	$35,801,765,437	$55,193,338,420	$9,326,850,394
(c) Investments, at cost — Affiliated	$1,267,646,231	$728,935,503	$6,012,149,197	$1,658,432,792
See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2019

iShares Russell 2000 Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$9,232,283,978
Affiliated(c)	792,005,590
Cash	2,078,170
Cash pledged:
Futures contracts	1,683,000
Receivables:
Investments sold	33,479,377
Securities lending income — Affiliated	793,955
Variation margin on futures contracts	29,285
Dividends	17,114,534

Total assets	10,079,467,889

LIABILITIES
Collateral on securities loaned, at value	770,378,617
Payables:
Investments purchased	29,205,818
Investment advisory fees	1,805,528

Total liabilities	801,389,963

NET ASSETS	$9,278,077,926

NET ASSETS CONSIST OF:
Paid-in capital	$10,442,058,306
Accumulated loss	(1,163,980,380)

NET ASSETS	$9,278,077,926

Shares outstanding	77,650,000

Net asset value	$119.49

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$741,293,087
(b) Investments, at cost — Unaffiliated	$9,862,033,604
(c) Investments, at cost — Affiliated	$789,429,531

See notes to financial statements.

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (unaudited)

Six Months Ended September 30, 2019

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares Russell 1000 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,362,776	$10,028,611	$6,214,751	$195,974,602
Dividends — Affiliated	15,851	34,679	47,903	1,088,013
Interest — Unaffiliated	286	1,758	538	27,215
Securities lending income — Affiliated — net	1,725	21,298	766	1,048,323
Foreign taxes withheld	(156)	(139)	(606)	(14,368)

Total investment income	2,380,482	10,086,207	6,263,352	198,123,785

EXPENSES
Investment advisory fees	178,803	1,449,126	453,267	15,184,728

Total expenses	178,803	1,449,126	453,267	15,184,728

Net investment income	2,201,679	8,637,081	5,810,085	182,939,057

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,097,580)	(16,381,220)	(6,258,844)	(68,183,595)
Investments — Affiliated	(2,527)	2,222	(27,797)	(198,241)
In-kind redemptions — Unaffiliated	1,006,769	66,838,104	20,881,931	615,537,598
In-kind redemptions — Affiliated	1,791	—	27,846	772,270
Futures contracts	53,033	426,038	79,299	2,186,296

Net realized gain (loss)	(38,514)	50,885,144	14,702,435	550,114,328

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	11,813,777	31,484,694	3,413,906	360,130,929
Investments — Affiliated	25,847	422	99,957	1,076,407
Futures contracts	(8,906)	(97,262)	(22,795)	(1,024,990)

Net change in unrealized appreciation (depreciation)	11,830,718	31,387,854	3,491,068	360,182,346

Net realized and unrealized gain	11,792,204	82,272,998	18,193,503	910,296,674

NET INCREASE IN NETASSETS RESULTING FROM OPERATIONS	$13,993,883	$90,910,079	$24,003,588	$1,093,235,731

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2019

	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$279,633,278	$512,326,799	$310,009,997	$33,489,580
Dividends — Affiliated	802,832	3,104,126	2,234,020	164,907
Interest — Unaffiliated	36,780	47,860	37,509	6,421
Securities lending income — Affiliated — net	1,538,876	1,727,078	29,197,962	9,212,001
Foreign taxes withheld	(2,160)	(53,868)	(83,223)	(11,033)

Total investment income	282,009,606	517,151,995	341,396,265	42,861,876

EXPENSES
Investment advisory fees	43,024,656	37,273,886	40,883,140	10,948,793

Total expenses	43,024,656	37,273,886	40,883,140	10,948,793

Net investment income	238,984,950	479,878,109	300,513,125	31,913,083

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(571,017,942)	(625,385,688)	(892,680,727)	(310,793,047)
Investments — Affiliated	(20,029)	(891,447)	(33,130)	38,003
In-kind redemptions — Unaffiliated	2,159,135,521	1,893,349,024	1,994,727,641	350,596,290
In-kind redemptions — Affiliated	—	2,147,810	1,228,454	—
Futures contracts	8,483,958	10,258,139	(2,317,870)	133,198

Net realized gain	1,596,581,508	1,279,477,838	1,100,924,368	39,974,444

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	805,932,049	228,587,786	(1,723,086,580)	(224,902,193)
Investments — Affiliated	94,185	5,774,442	3,053,302	87,707
Futures contracts	(3,034,709)	(3,180,923)	(1,283,935)	(225,874)

Net change in unrealized appreciation (depreciation)	802,991,525	231,181,305	(1,721,317,213)	(225,040,360)

Net realized and unrealized gain (loss)	2,399,573,033	1,510,659,143	(620,392,845)	(185,065,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,638,557,983	$1,990,537,252	$(319,879,720)	$(153,152,833)

See notes to financial statements.

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2019

iShares Russell 2000 Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$88,410,199
Dividends — Affiliated	771,386
Interest — Unaffiliated	10,408
Securities lending income — Affiliated — net	3,542,442
Foreign taxes withheld	(23,953)

Total investment income	92,710,482

EXPENSES
Investment advisory fees	10,759,882

Total expenses	10,759,882

Net investment income	81,950,600

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(423,340,759)
Investments — Affiliated	142
In-kind redemptions — Unaffiliated	449,168,230
In-kind redemptions — Affiliated	223,420
Futures contracts	2,579,561

Net realized gain	28,630,594

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(18,398,145)
Investments — Affiliated	1,511,142
Futures contracts	(239,540)

Net change in unrealized appreciation (depreciation)	(17,126,543)

Net realized and unrealized gain	11,504,051

NET INCREASE IN NETASSETS RESULTING FROM OPERATIONS	$93,454,651

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,201,679	$3,181,270	$8,637,081	$14,850,876
Net realized gain (loss)	(38,514)	17,060,018	50,885,144	57,005,365
Net change in unrealized appreciation (depreciation)	11,830,718	(5,077,084)	31,387,854	63,801,443

Net increase in net assets resulting from operations	13,993,883	15,164,204	90,910,079	135,657,684

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,590,165)	(3,165,676)	(9,128,859)	(14,664,825)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	26,714,466	64,971,939	29,960,335	277,512,190

NET ASSETS
Total increase in net assets	38,118,184	76,970,467	111,741,555	398,505,049
Beginning of period	213,381,808	136,411,341	1,377,485,948	978,980,899

End of period	$251,499,992	$213,381,808	$1,489,227,503	$1,377,485,948

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (continued)

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,810,085	$8,730,502	$182,939,057	$346,537,383
Net realized gain	14,702,435	6,027,168	550,114,328	2,401,471,739
Net change in unrealized appreciation (depreciation)	3,491,068	7,608,467	360,182,346	(788,331,878)

Net increase in net assets resulting from operations	24,003,588	22,366,137	1,093,235,731	1,959,677,244

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,976,155)	(8,701,271)	(198,586,983)	(359,756,475)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	16,118,652	127,442,364	203,546,418	(1,640,900,307)

NET ASSETS
Total increase (decrease) in net assets	34,146,085	141,107,230	1,098,195,166	(40,979,538)
Beginning of period	425,831,139	284,723,909	19,312,904,646	19,353,884,184

End of period	$459,977,224	$425,831,139	$20,411,099,812	$19,312,904,646

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (continued)

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$238,984,950	$490,205,230	$479,878,109	$878,594,655
Net realized gain	1,596,581,508	4,590,349,816	1,279,477,838	2,052,864,755
Net change in unrealized appreciation (depreciation)	802,991,525	(120,714,551)	231,181,305	(915,244,100)

Net increase in net assets resulting from operations	2,638,557,983	4,959,840,495	1,990,537,252	2,016,215,310

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(244,595,252)	(487,557,427)	(468,054,073)	(924,954,569)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(313,453,210)	(1,718,330,632)	(52,246,063)	568,591,357

NET ASSETS
Total increase in net assets	2,080,509,521	2,753,952,436	1,470,237,116	1,659,852,098
Beginning of period	42,729,329,904	39,975,377,468	37,877,549,549	36,217,697,451

End of period	$44,809,839,425	$42,729,329,904	$39,347,786,665	$37,877,549,549

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (continued)

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$300,513,125	$541,123,935	$31,913,083	$60,328,164
Net realized gain	1,100,924,368	3,195,282,180	39,974,444	1,578,231,361
Net change in unrealized appreciation (depreciation)	(1,721,317,213)	(3,463,868,897)	(225,040,360)	(1,333,654,005)

Net increase (decrease) in net assets resulting from operations	(319,879,720)	272,537,218	(153,152,833)	304,905,520

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(302,987,505)	(558,120,954)	(32,448,051)	(64,093,795)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,088,108,547	1,541,709,042	(287,779,528)	(276,531,812)

NET ASSETS
Total increase (decrease) in net assets	465,241,322	1,256,125,306	(473,380,412)	(35,720,087)
Beginning of period	43,174,723,454	41,918,598,148	9,171,565,798	9,207,285,885

End of period	$43,639,964,776	$43,174,723,454	$8,698,185,386	$9,171,565,798

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (continued)

	iShares Russell 2000 Value ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$81,950,600	$168,134,776
Net realized gain	28,630,594	693,705,994
Net change in unrealized appreciation (depreciation)	(17,126,543)	(866,252,928)

Net increase (decrease) in net assets resulting from operations	93,454,651	(4,412,158)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(86,774,007)	(175,083,831)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	163,458,407	448,814,096

NET ASSETS
Total increase in net assets	170,139,051	269,318,107
Beginning of period	9,107,938,875	8,838,620,768

End of period	$9,278,077,926	$9,107,938,875

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$65.66		$60.63	$53.88	$46.83	$46.70	$42.46

Net investment income(a)	0.63		1.21	1.08	1.00	0.96	0.87
Net realized and unrealized gain(b)	3.33		4.97	6.71	7.06	0.14	4.25

Net increase from investment operations	3.96		6.18	7.79	8.06	1.10	5.12

Distributions(c)
From net investment income		(0.72)	(1.15)	(1.04)	(1.01)	(0.97)	(0.88)

Total distributions		(0.72)	(1.15)	(1.04)	(1.01)	(0.97)	(0.88)

Net asset value, end of period	$68.90		$65.66	$60.63	$53.88	$46.83	$46.70

Total Return
Based on net asset value	6.06	%(d)	10.27%	14.55%	17.38%	2.40%	12.10%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.85	%(e)	1.91%	1.84%	2.01%	2.06%	1.92%

Supplemental Data
Net assets, end of period (000)	$251,500		$213,382	$136,411	$102,364	$88,979	$93,402

Portfolio turnover rate(f)	3	%(d)	5%	5%	7%	7%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$82.24		$73.61	$61.44	$53.74	$51.75	$45.27

Net investment income(a)	0.51		1.00	0.92	0.86	0.83	0.79
Net realized and unrealized gain(b)	4.88		8.60	12.18	7.69	2.00	6.46

Net increase from investment operations	5.39		9.60	13.10	8.55	2.83	7.25

Distributions(c)
From net investment income		(0.54)	(0.97)	(0.93)	(0.85)	(0.84)	(0.77)

Total distributions		(0.54)	(0.97)	(0.93)	(0.85)	(0.84)	(0.77)

Net asset value, end of period	$87.09		$82.24	$73.61	$61.44	$53.74	$51.75

Total Return
Based on net asset value	6.57	%(d)	13.11%	21.43%	16.06%	5.52%	16.08%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.19	%(e)	1.27%	1.33%	1.52%	1.59%	1.62%

Supplemental Data
Net assets, end of period (000)	$1,489,228		$1,377,486	$978,981	$847,921	$631,482	$657,175

Portfolio turnover rate(f)	12	%(d)	15%	11%	15%	16%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$52.57		$50.39	$48.20	$41.57	$43.14	$40.86

Net investment income(a)	0.69		1.31	1.17	1.10	1.04	0.99
Net realized and unrealized gain (loss)(b)	2.21		2.13	2.15	6.59	(1.44)	2.30

Net increase (decrease) from investment operations	2.90		3.44	3.32	7.69	(0.40)	3.29

Distributions(c)
From net investment income		(0.71)	(1.26)	(1.13)	(1.06)	(1.17)	(1.01)

Total distributions		(0.71)	(1.26)	(1.13)	(1.06)	(1.17)	(1.01)

Net asset value, end of period	$54.76		$52.57	$50.39	$48.20	$41.57	$43.14

Total Return
Based on net asset value	5.55	%(d)	6.92%	6.93%	18.68%	(0.91)%	8.06%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.56	%(e)	2.54%	2.33%	2.44%	2.47%	2.30%

Supplemental Data
Net assets, end of period (000)	$459,977		$425,831	$284,724	$226,520	$170,437	$181,173

Portfolio turnover rate(f)	15	%(d)	14%	13%	14%	16%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$157.27		$146.79		$131.25	$114.08	$115.94	$104.81

Net investment income(a)	1.47		2.74		2.50	2.30	2.22	2.03
Net realized and unrealized gain (loss)(b)	7.40		10.60		15.54	17.21	(1.78)	11.10

Net increase from investment operations	8.87		13.34		18.04	19.51	0.44	13.13

Distributions(c)
From net investment income		(1.60)	(2.86)		(2.50)	(2.34)	(2.30)	(2.00)

Total distributions		(1.60)	(2.86)		(2.50)	(2.34)	(2.30)	(2.00)

Net asset value, end of period	$164.54		$157.27		$146.79	$131.25	$114.08	$115.94

Total Return
Based on net asset value	5.66	%(d)	9.18	%(e)	13.83%	17.27%	0.41%	12.59%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%		0.15%	0.15%	0.15%	0.15%

Net investment income	1.81	%(f)	1.80%		1.77%	1.89%	1.96%	1.82%

Supplemental Data
Net assets, end of period (000)	$20,411,100		$19,312,905		$19,353,884	$17,502,746	$14,801,765	$11,397,310

Portfolio turnover rate(g)	2	%(d)	6%		4%	4%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$151.33		$136.02	$113.76	$99.82	$98.94	$86.57

Net investment income(a)	0.84		1.69	1.55	1.44	1.41	1.32
Net realized and unrealized gain(b)	8.36		15.31	22.26	13.97	0.87	12.36

Net increase from investment operations	9.20		17.00	23.81	15.41	2.28	13.68

Distributions(c)
From net investment income		(0.87)	(1.69)	(1.55)	(1.47)	(1.40)	(1.31)

Total distributions		(0.87)	(1.69)	(1.55)	(1.47)	(1.40)	(1.31)

Net asset value, end of period	$159.66		$151.33	$136.02	$113.76	$99.82	$98.94

Total Return
Based on net asset value	6.08	%(d)	12.57%	21.02%	15.56%	2.34%	15.87%

Ratios to Average Net Assets
Total expenses	0.19	%(e)	0.19%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.07	%(e)	1.17%	1.21%	1.38%	1.44%	1.42%

Supplemental Data
Net assets, end of period (000)	$44,809,839		$42,729,330	$39,975,377	$34,304,520	$29,677,347	$29,148,989

Portfolio turnover rate(f)	14	%(d)	12%	13%	14%	16%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$123.48		$119.95		$114.90	$98.82	$103.08	$96.45

Net investment income(a)	1.57		2.86		2.67	2.49	2.34	2.16
Net realized and unrealized gain (loss)(b)	4.77		3.67		5.08	16.08	(4.08)	6.60

Net increase (decrease) from investment operations	6.34		6.53		7.75	18.57	(1.74)	8.76

Distributions(c)
From net investment income		(1.53)	(3.00)		(2.70)	(2.49)	(2.52)	(2.13)

Total distributions		(1.53)	(3.00)		(2.70)	(2.49)	(2.52)	(2.13)

Net asset value, end of period	$128.29		$123.48		$119.95	$114.90	$98.82	$103.08

Total Return
Based on net asset value	5.16	%(d)	5.53	%(e)	6.78%	18.96%	(1.66)%	9.10%

Ratios to Average Net Assets
Total expenses	0.19	%(f)	0.19%		0.20%	0.20%	0.20%	0.20%

Net investment income	2.48	%(f)	2.36%		2.23%	2.32%	2.36%	2.13%

Supplemental Data
Net assets, end of period (000)	$39,347,787		$37,877,550		$36,217,697	$36,504,958	$26,330,160	$25,796,793

Portfolio turnover rate(g)	14	%(d)	17%		15%	13%	16%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$153.10		$151.96	$137.69	$110.74	$124.39	$116.43

Net investment income(a)	1.09		1.89	1.79	1.78	1.66	1.59
Net realized and unrealized gain (loss)(b)		(1.69)	1.18	14.38	27.08	(13.63)	7.96

Net increase (decrease) from investment operations		(0.60)	3.07	16.17	28.86	(11.97)	9.55

Distributions(c)
From net investment income		(1.08)	(1.93)	(1.90)	(1.91)	(1.68)	(1.59)

Total distributions		(1.08)	(1.93)	(1.90)	(1.91)	(1.68)	(1.59)

Net asset value, end of period	$151.42		$153.10	$151.96	$137.69	$110.74	$124.39

Total Return
Based on net asset value	(0.40	)%(d)	2.01%	11.80%	26.25%	(9.67)%	8.29%

Ratios to Average Net Assets
Total expenses	0.19	%(e)	0.19%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.42	%(e)	1.21%	1.23%	1.42%	1.43%	1.37%

Supplemental Data
Net assets, end of period (000)	$43,639,965		$43,174,723	$41,918,598	$38,092,960	$25,343,887	$30,916,605

Portfolio turnover rate(f)	13	%(d)	22%	16%	15%	17%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$196.60		$190.63	$161.84	$132.79	$151.62	$136.14

Net investment income(a)	0.70		1.21	1.23	1.42	1.17	1.11
Net realized and unrealized gain (loss)(b)		(3.72)	6.04	28.91	29.18	(18.80)	15.47

Net increase (decrease) from investment operations		(3.02)	7.25	30.14	30.60	(17.63)	16.58

Distributions(c)
From net investment income		(0.72)	(1.28)	(1.35)	(1.55)	(1.20)	(1.10)

Total distributions		(0.72)	(1.28)	(1.35)	(1.55)	(1.20)	(1.10)

Net asset value, end of period	$192.86		$196.60	$190.63	$161.84	$132.79	$151.62

Total Return
Based on net asset value	(1.54	)%(d)	3.81%	18.68%	23.16%	(11.67)%	12.25%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.24%	0.25%	0.25%

Net investment income	0.70	%(e)	0.61%	0.70%	0.96%	0.82%	0.81%

Supplemental Data
Net assets, end of period (000)	$8,698,185		$9,171,566	$9,207,286	$7,630,839	$5,942,311	$7,323,280

Portfolio turnover rate(f)	27	%(d)	35%	26%	28%	28%	30%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$119.84		$122.00	$118.27	$93.28	$103.22	$100.88

Net investment income(a)	1.10		2.18	2.03	1.92	1.89	1.85
Net realized and unrealized gain (loss)(b)		(0.29)	(2.10)	3.93	25.16	(9.88)	2.46

Net increase (decrease) from investment operations	0.81		0.08	5.96	27.08	(7.99)	4.31

Distributions(c)
From net investment income		(1.16)	(2.24)	(2.23)	(2.09)	(1.95)	(1.97)

Total distributions		(1.16)	(2.24)	(2.23)	(2.09)	(1.95)	(1.97)

Net asset value, end of period	$119.49		$119.84	$122.00	$118.27	$93.28	$103.22

Total Return
Based on net asset value	0.68	%(d)	0.03%	5.06%	29.25%	(7.76)%	4.34%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.24%	0.25%	0.25%

Net investment income	1.84	%(e)	1.73%	1.67%	1.79%	1.98%	1.86%

Supplemental Data
Net assets, end of period (000)	$9,278,078		$9,107,939	$8,838,621	$8,787,608	$5,788,063	$6,208,855

Portfolio turnover rate(f)	19	%(d)	26%	23%	24%	26%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth(a)	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth(a)	Diversified
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

70	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

FairValue Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell Top 200
Citigroup Global Markets Inc.	$49,378	$49,378		$—	$—
Credit Suisse AG Dublin Branch	68,832	68,832		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	376,721	376,721		—	—
Nomura Securities International Inc.	196,261	196,261		—	—

	$691,192	$691,192		$—	$—

Russell Top 200 Growth
Barclays Capital Inc.	$164,848	$164,848		$—	$—
BofA Securities, Inc.	6,100,372	6,100,372		—	—
Citigroup Global Markets Inc.	587,540	587,540		—	—
JPMorgan Securities LLC	4,135,497	4,135,497		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,587,437	1,587,437		—	—

	$12,575,694	$12,575,694		$—	$—

Russell Top 200 Value
Citigroup Global Markets Inc.	$8,410	$8,410		$—	$—
Credit Suisse AG Dublin Branch	241,688	241,688		—	—

	$250,098	$250,098		$—	$—

Russell 1000
Barclays Bank PLC	$9,416,672	$9,416,672		$—	$—
Barclays Capital Inc.	17,330,052	17,330,052		—	—
BNP Paribas Prime Brokerage International Ltd.	34,590,060	34,590,060		—	—
BNP Paribas Securities Corp.	477,044	477,044		—	—
BofA Securities, Inc.	96,108,656	96,108,656		—	—
Citadel Clearing LLC	1,622,986	1,613,560		—	(9,426	)(b)
Citigroup Global Markets Inc.	30,073,781	30,073,781		—	—
Credit Suisse AG Dublin Branch	10,554,152	10,554,152		—	—
Credit Suisse Securities (USA) LLC.	982,563	982,563		—	—
Deutsche Bank Securities Inc.	14,268	14,268		—	—
Goldman Sachs & Co.	82,994,685	82,994,685		—	—
HSBC Bank PLC	9,871,280	9,871,280		—	—
Jefferies LLC	2,266,873	2,266,873		—	—
JPMorgan Securities LLC	83,373,768	83,373,768		—	—
Mizuho Securities USA Inc.	115,401	115,401		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	24,003,482	24,003,482		—	—
National Financial Services LLC	8,572,160	8,572,160		—	—
Nomura Securities International Inc.	1,710,000	1,710,000		—	—
RBC Capital Markets LLC	2,257,640	2,257,640		—	—
SG Americas Securities LLC	154,179	154,179		—	—
State Street Bank & Trust Company	2,784,396	2,784,396		—	—
TD Prime Services LLC	980,336	980,336		—	—
UBS AG	11,523,787	11,523,787		—	—
UBS Securities LLC	5,640,043	5,640,043		—	—
Wells Fargo Bank, National Association	14,077,900	14,077,900		—	—
Wells Fargo Securities LLC	7,451,210	7,451,210		—	—

	$458,947,374	$458,937,948		$—	$(9,426)

72	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell 1000 Growth
Barclays Bank PLC	$34,923,189	$34,923,189		$—	$—
Barclays Capital Inc.	27,360,657	27,360,657		—	—
BNP Paribas Prime Brokerage International Ltd.	42,675,983	42,675,983		—	—
BNP Paribas Securities Corp.	2,888,234	2,888,234		—	—
BofA Securities, Inc.	69,057,014	69,057,014		—	—
Citadel Clearing LLC	92,339	92,339		—	—
Citigroup Global Markets Inc.	144,013,430	144,013,430		—	—
Credit Suisse AG Dublin Branch	24,289,689	24,289,689		—	—
Credit Suisse Securities (USA) LLC	19,466,105	19,466,105		—	—
Deutsche Bank Securities Inc.	1,617,732	1,617,732		—	—
Goldman Sachs & Co.	243,747,490	243,747,490		—	—
HSBC Bank PLC	21,053,823	21,053,823		—	—
Jefferies LLC	1,226,360	1,226,360		—	—
JPMorgan Securities LLC	246,883,442	246,883,442		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	153,727,548	153,727,548		—	—
National Financial Services LLC	4,760,752	4,760,752		—	—
RBC Capital Markets LLC	5,908,596	5,908,596		—	—
Scotia Capital (USA) Inc.	2,623,839	2,623,839		—	—
SG Americas Securities LLC	506,840	506,840		—	—
State Street Bank & Trust Company	3,274,341	3,274,341		—	—
TD Prime Services LLC	115,618	115,618		—	—
UBS AG	20,916,206	20,916,206		—	—
UBS Securities LLC	31,958,030	31,958,030		—	—
Virtu Americas LLC	12,697,898	12,697,898		—	—
Wells Fargo Bank, National Association	42,196,095	42,196,095		—	—
Wells Fargo Securities LLC	34,772,737	34,772,737		—	—

	$1,192,753,987	$1,192,753,987		$—	$—

Russell 1000 Value
Barclays Bank PLC	$1,201,012	$1,201,012		$—	$—
Barclays Capital Inc.	12,061,811	12,061,811		—	—
BMO Capital Markets	5,669	5,669		—	—
BNP Paribas Prime Brokerage International Ltd.	23,824,526	23,824,526		—	—
BNP Paribas Securities Corp.	5,342,936	5,342,936		—	—
BofA Securities, Inc.	103,219,188	103,219,188		—	—
Citadel Clearing LLC	1,629,760	1,608,290		—	(21,470	)(b)
Citigroup Global Markets Inc.	28,218,881	28,218,881		—	—
Credit Suisse AG Dublin Branch	39,936,473	39,936,473		—	—
Credit Suisse Securities (USA) LLC	372,596	369,746		—	(2,850	)(b)
Deutsche Bank Securities Inc.	4,179,274	4,179,274		—	—
Goldman Sachs & Co.	77,702,593	77,702,593		—	—
HSBC Bank PLC	2,216,458	2,216,458		—	—
Jefferies LLC	274,938	274,938		—	—
JPMorgan Securities LLC	73,685,009	73,685,009		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	66,736,471	66,736,471		—	—
National Financial Services LLC	692,988	692,988		—	—
RBC Capital Markets LLC	371,460	371,460		—	—
SG Americas Securities LLC	907,924	907,924		—	—
State Street Bank & Trust Company	11,872,507	11,872,507		—	—
TD Prime Services LLC	766,214	766,214		—	—
UBS AG	1,746,422	1,746,422		—	—
UBS Securities LLC	29,642,724	29,642,724		—	—
Virtu Americas, LLC	358,865	328,559		—	(30,306	)(b)
Wells Fargo Bank, National Association	34,027,805	34,027,805		—	—
Wells Fargo Securities LLC	9,950,423	9,950,423		—	—

	$530,944,927	$530,890,301		$—	$(54,626)

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Russell 2000
Barclays Bank PLC	$109,365,229	$109,365,229		$—	$—
Barclays Capital Inc.	138,298,450	138,298,450		—	—
BMO Capital Markets	102,833	102,833		—	—
BNP Paribas Prime Brokerage International Ltd.	314,957,301	314,957,301		—	—
BNP Paribas Securities Corp.	47,725,684	47,725,684		—	—
BofA Securities, Inc.	449,509,881	449,509,881		—	—
Citadel Clearing LLC	42,280,587	42,280,587		—	—
Citigroup Global Markets Inc.	486,578,102	486,578,102		—	—
Credit Suisse AG Dublin Branch	184,788,580	184,788,580		—	—
Credit Suisse Securities (USA) LLC	100,750,133	100,750,133		—	—
Deutsche Bank Securities Inc.	31,352,135	31,352,135		—	—
Goldman Sachs & Co.	1,050,764,144	1,050,764,144		—	—
HSBC Bank PLC	44,391,530	44,391,530		—	—
ING Financial Markets LLC	121,162	121,162		—	—
Jefferies LLC	14,856,622	14,856,622		—	—
JPMorgan Securities LLC	1,192,586,063	1,192,586,063		—	—
Mizuho Securities USA Inc.	569,376	569,376		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	781,781,140	781,781,140		—	—
National Financial Services LLC	176,458,193	176,458,193		—	—
Nomura Securities International Inc.	6,419,859	6,419,859		—	—
RBC Capital Markets LLC	20,711,027	20,711,027		—	—
Scotia Capital (USA) Inc.	20,708,937	20,708,937		—	—
SG Americas Securities LLC	11,391,562	11,391,562		—	—
State Street Bank & Trust Company	37,179,840	37,179,840		—	—
TD Prime Services LLC	4,875,691	4,875,691		—	—
UBS AG	114,988,963	114,988,963		—	—
UBS Securities LLC	80,652,481	80,652,481		—	—
Virtu Americas LLC	5,156,222	5,156,222		—	—
Wells Fargo Securities LLC	227,178,579	227,178,579		—	—

	$5,696,500,306	$5,696,500,306		$—	$—

74	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Russell 2000 Growth
Barclays Bank PLC	$34,942,094	$34,942,094		$—	$—
Barclays Capital Inc.	44,666,953	44,666,953		—	—
BMO Capital Markets	1,284,259	1,284,259		—	—
BNP Paribas New York Branch	4,455	4,455		—	—
BNP Paribas Prime Brokerage International Ltd.	93,763,169	93,763,169		—	—
BNP Paribas Securities Corp.	8,865,766	8,865,766		—	—
BofA Securities, Inc.	136,923,299	136,923,299		—	—
Citiadel Clearing LLC	3,410,794	3,410,794		—	—
Citigroup Global Markets Inc.	143,212,915	143,212,915		—	—
Credit Suisse AG Dublin Branch	40,020,644	40,020,644		—	—
Credit Suisse Securities (USA) LLC	31,240,898	31,240,898		—	—
Deutsche Bank Securities Inc.	12,735,906	12,735,906		—	—
Goldman Sachs & Co.	280,510,625	280,510,625		—	—
HSBC Bank PLC	9,259,663	9,259,663		—	—
ING Financial Markets LLC	23,955	23,955		—	—
Jefferies LLC	4,930,673	4,930,673		—	—
JPMorgan Securities LLC	326,697,961	326,697,961		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	232,145,507	232,145,507		—	—
National Financial Services LLC	33,875,866	33,875,866		—	—
Nomura Securities International Inc.	465,158	465,158		—	—
RBC Capital Markets LLC	8,771,250	8,771,250		—	—
Scotia Capital (USA) Inc.	4,039,817	4,039,817		—	—
SG Americas Securities LLC	2,979,577	2,979,577		—	—
State Street Bank & Trust Company	15,229,695	15,229,695		—	—
TD Prime Services LLC	699,666	699,666		—	—
UBS AG	44,559,719	44,559,719		—	—
UBS Securities LLC	21,507,144	21,507,144		—	—
Virtu Americas LLC	1,499,704	1,499,704		—	—
Wells Fargo Securities LLC	46,574,602	46,574,602		—	—

	$1,584,841,734	$1,584,841,734		$—	$—

Russell 2000 Value
Barclays Bank PLC	$15,728,664	$15,728,664		$—	$—
Barclays Capital Inc.	17,034,836	17,034,836		—	—
BMO Capital Markets	380,397	380,397		—	—
BNP Paribas Prime Brokerage International Ltd.	13,354,619	13,354,619		—	—
BNP Paribas Securities Corp.	1,007,601	1,007,601		—	—
BofA Securities, Inc.	80,794,439	80,794,439		—	—
Citadel Clearing LLC	2,354,243	2,354,243		—	—
Citigroup Global Markets Inc.	70,220,704	70,220,704		—	—
Credit Suisse AG Dublin Branch	22,382,572	22,382,572		—	—
Credit Suisse Securities (USA) LLC	20,537,477	20,537,477		—	—
Deutsche Bank Securities Inc.	2,631,162	2,631,162		—	—
Goldman Sachs & Co.	145,463,953	145,463,953		—	—
HSBC Bank PLC	6,337,593	6,337,593		—	—
Jefferies LLC	3,846,951	3,846,951		—	—
JPMorgan Securities LLC	128,051,009	128,051,009		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	103,864,963	103,864,963		—	—
National Financial Services LLC	17,141,184	17,141,184		—	—
Nomura Securities International Inc.	64,559	64,559		—	—
RBC Capital Markets LLC	6,245	6,245		—	—
Scotia Capital (USA) Inc.	13,898,056	13,898,056		—	—
SG Americas Securities LLC	722,399	722,399		—	—
State Street Bank & Trust Company	809,173	809,173		—	—
TD Prime Services LLC	1,496,893	1,496,893		—	—
UBS AG	31,187,994	31,187,994		—	—
UBS Securities LLC	6,611,308	6,611,308		—	—
Virtu Americas LLC	289,876	289,876		—	—
Wells Fargo Securities LLC	35,074,217	35,074,217		—	—

	$741,293,087	$741,293,087		$—	$—

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (unaudited) (continued)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

FuturesContracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment AdvisoryAgreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

76	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.2000%
Over $46 billion, up to and including $81 billion	0.1900
Over $81 billion, up to and including $111 billion	0.1805
Over $111 billion, up to and including $141 billion	0.1715
Over $141 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.2500%
Over $46 billion, up to and including $81 billion	0.2375
Over $81 billion, up to and including $111 billion	0.2257
Over $111 billion, up to and including $141 billion	0.2144
Over $141 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Russell Top 200	$735
Russell Top 200 Growth	8,999
Russell Top 200 Value	300
Russell 1000	441,939
Russell 1000 Growth	658,957
Russell 1000 Value	669,463
Russell 2000	11,550,465
Russell 2000 Growth	3,633,984
Russell 2000 Value	1,406,362

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Russell Top 200	$5,286,471	$2,884,214	$(616,198)

Russell Top 200 Growth	76,541,991	81,352,463	(11,649,898)

Russell Top 200 Value	44,695,379	25,561,509	(1,523,425)

Russell 1000	214,218,223	78,379,488	(31,245,716)

Russell 1000 Growth	2,344,548,532	2,868,621,117	(408,524,852)

Russell 1000 Value	3,541,746,777	1,580,778,458	(185,188,266)

Russell 2000	797,490,405	1,817,854,494	97,523,573

Russell 2000 Growth	590,474,196	1,487,199,369	(357,856,857)

Russell 2000 Value	903,239,832	895,697,889	(166,047,468)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales

Russell Top 200	$7,699,558	$7,485,807

Russell Top 200 Growth	190,285,432	180,527,977

Russell Top 200 Value	66,374,639	66,197,309

Russell 1000	467,421,303	462,217,851

Russell 1000 Growth	6,383,548,392	6,250,415,435

Russell 1000 Value	5,319,851,517	5,286,412,619

Russell 2000	5,617,139,571	5,781,960,257

Russell 2000 Growth	2,435,920,600	2,497,754,039

Russell 2000 Value	1,818,007,729	1,717,541,661

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Russell Top 200	$29,877,888	$3,296,657

Russell Top 200 Growth	211,497,781	187,610,726

Russell Top 200 Value	93,716,331	76,878,900

Russell 1000	2,050,676,940	1,841,401,594

Russell 1000 Growth	4,985,815,408	5,415,626,454

Russell 1000 Value	6,473,257,180	6,481,250,661

Russell 2000	28,623,293,054	27,526,355,694

Russell 2000 Growth	1,413,460,245	1,697,999,521

Russell 2000 Value	1,962,282,766	1,870,441,871

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

78	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Russell Top 200	$1,642,021

Russell Top 200 Growth	18,115,575

Russell Top 200 Value	89,851

Russell 1000	48,264,474

Russell 1000 Growth	293,050,912

Russell 1000 Value	246,996,567

Russell 2000	4,449,403,587

Russell 2000 Growth	652,584,550

Russell 2000 Value	262,248,303

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation )

Russell Top 200	$230,215,913	$32,893,414	$(11,074,298)	$21,819,116

Russell Top 200 Growth	1,195,984,640	328,981,462	(21,523,482)	307,457,980

Russell Top 200 Value	427,639,730	56,258,529	(24,078,995)	32,179,534

Russell 1000	18,508,585,483	3,839,378,728	(1,486,932,910)	2,352,445,818

Russell 1000 Growth	33,029,096,397	13,759,753,701	(789,875,030)	12,969,878,671

Russell 1000 Value	37,651,225,751	5,669,571,322	(3,483,961,373)	2,185,609,949

Russell 2000	61,611,199,030	1,048,064,900	(13,196,575,981)	(12,148,511,081)

Russell 2000 Growth	11,115,787,693	730,681,799	(1,507,936,302)	(777,254,503)

Russell 2000 Value	10,949,589,292	749,911,014	(1,675,297,455)	(925,386,441)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
Russell Top 200
Shares sold	450,000	$30,025,933	1,950,000	$125,199,420
Shares redeemed	(50,000)	(3,311,467)	(950,000)	(60,227,481)

Net increase	400,000	$26,714,466	1,000,000	$64,971,939

Russell Top 200 Growth
Shares sold	2,550,000	$218,230,398	5,500,000	$435,076,925
Shares redeemed	(2,200,000)	(188,270,063)	(2,050,000)	(157,564,735)

Net increase	350,000	$29,960,335	3,450,000	$277,512,190

Russell Top 200 Value
Shares sold	1,750,000	$94,204,735	3,150,000	$163,087,864
Shares redeemed	(1,450,000)	(78,086,083)	(700,000)	(35,645,500)

Net increase	300,000	$16,118,652	2,450,000	$127,442,364

Russell 1000
Shares sold	12,700,000	$2,060,526,332	42,500,000	$6,291,800,519
Shares redeemed	(11,450,000)	(1,856,979,914)	(51,550,000)	(7,932,700,826)

Net increase(decrease)	1,250,000	$203,546,418	(9,050,000)	$(1,640,900,307)

Russell 1000 Growth
Shares sold	32,700,000	$5,127,902,388	63,550,000	$9,161,407,041
Shares redeemed	(34,400,000)	(5,441,355,598)	(75,100,000)	(10,879,737,673)

Net decrease	(1,700,000)	$(313,453,210)	(11,550,000)	$(1,718,330,632)

Russell 1000 Value
Shares sold	51,600,000	$6,514,915,943	83,950,000	$10,084,204,618
Shares redeemed	(51,650,000)	(6,567,162,006)	(79,150,000)	(9,515,613,261)

Net increase(decrease)	(50,000)	$(52,246,063)	4,800,000	$568,591,357

Russell 2000
Shares sold	193,150,000	$29,692,752,271	372,900,000	$58,019,515,904
Shares redeemed	(186,950,000)	(28,604,643,724)	(366,750,000)	(56,477,806,862)

Net increase	6,200,000	$1,088,108,547	6,150,000	$1,541,709,042

Russell 2000 Growth
Shares sold	7,100,000	$1,425,376,560	29,000,000	$5,888,694,244
Shares redeemed	(8,650,000)	(1,713,156,088)	(30,650,000)	(6,165,226,056)

Net decrease	(1,550,000)	$(287,779,528)	(1,650,000)	$(276,531,812)

Russell 2000 Value
Shares sold	17,750,000	$2,107,819,489	34,750,000	$4,480,825,743
Shares redeemed	(16,100,000)	(1,944,361,082)	(31,200,000)	(4,032,011,647)

Net increase	1,650,000	$163,458,407	3,550,000	$448,814,096

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cashmay also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

80	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 1000 ETF and iShares Russell 1000 Value ETF received proceeds of $750,618 and $4,187,372, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Board Review and Approval of Investment Advisory Contract

iShares Russell Top 200 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings onMay 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent andQuality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

82	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided forOther Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA(or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its

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Board Review and Approval of Investment Advisory Contract (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings onMay 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent andQuality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

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Board Review and Approval of Investment Advisory Contract (continued)

Based on this review, the Board concluded that the profits realized by BFAand its affiliates under theAdvisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that theAdvisoryContract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA(or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell 1000 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings onMay 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees

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Board Review and Approval of Investment Advisory Contract (continued)

(the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent andQuality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA(or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell 1000 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act)( the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings onMay 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Board Review and Approval of Investment Advisory Contract (continued)

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent andQuality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

88	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA(or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) ( the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings onMay 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Board Review and Approval of Investment Advisory Contract (continued)

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent andQuality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFAand its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFAand its affiliates under theAdvisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through

90	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (continued)

various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for each Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of each Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA(or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manageOther Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200(a)	$0.717134	$—	$0.003295	$0.720429	100%	—%	0	%(b)	100%
Russell Top 200 Growth(a)	0.533596	—	0.005022	0.538618	99	—	1		100
Russell Top 200 Value(a)	0.710397	—	0.001050	0.711447	100	—	0	(b)	100
Russell 1000(a)	1.564116	—	0.031876	1.595992	98	—	2		100
Russell 1000 Growth(a)	0.858189	—	0.008387	0.866576	99	—	1		100
Russell 1000 Value(a)	1.490066	—	0.037692	1.527758	98	—	2		100
Russell 2000(a)	0.899670	—	0.177029	1.076699	84	—	16		100
Russell 2000 Growth(a)	0.697838	—	0.017163	0.715001	98	—	2		100
Russell 2000 Value(a)	1.031543	—	0.124705	1.156248	89	—	11		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. Areturn of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

92	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

GENERAL INFORMATION	93

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

94	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-305-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Micro-Cap ETF | IWC | NYSE Arca

•	iShares Russell 1000 Pure U.S. Revenue ETF | AMCA | NASDAQ

•	iShares Russell 2500 ETF | SMMD | Cboe BZX

•	iShares Russell 3000 ETF | IWV | NYSE Arca

•	iShares Russell Mid-Cap ETF | IWR | NYSE Arca

•	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca

•	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® Micro-Cap ETF

Investment Objective

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.49)%	(15.98)%	6.14%	9.70%	(15.98)%	34.73%	152.32%
Fund Market	(4.53)	(16.04)	6.13	9.70	(16.04)	34.66	152.33
Index	(4.58)	(15.98)	6.15	9.81	(15.98)	34.74	154.89

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 955.10	$ 2.93		$ 1,000.00	$ 1,022.00	$ 3.03		0.60%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	25.2%
Health Care	23.1
Industrials	11.7
Information Technology	11.0
Consumer Discretionary	9.3
Real Estate	5.0
Energy	4.8
Communication Services	3.2
Materials	2.8
Consumer Staples	2.2
Utilities	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Independence Realty Trust Inc.	0.4%
Perficient Inc.	0.4
Middlesex Water Co.	0.3
CTS Corp.	0.3
CSW Industrials Inc.	0.3
Innovative Industrial Properties Inc.	0.3
Douglas Dynamics Inc.	0.3
M/I Homes Inc.	0.3
Chefs’ Warehouse Inc. (The)	0.3
PGT Innovations Inc.	0.3

FUND SUMMARY	3

Fund Summary as of September 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF

Investment Objective

The iShares Russell 1000 Pure U.S. Revenue ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies exhibiting higher domestic sales as a proportion of the company’s total sales relative to other large- and mid-capitalization U.S. equities, as represented by the Russell 1000 Pure Domestic Exposure Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.03%	4.10%	9.24%	4.10%	20.91%
Fund Market	5.95	3.99	9.22	3.99	20.86
Index	6.15	4.30	9.46	4.30	21.41

The inception date of the Fund was 8/8/17. The first day of secondary market trading was 8/10/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,060.30	$ 0.77		$ 1,000.00	$ 1,024.30	$ 0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	24.1%
Communication Services	12.6
Consumer Discretionary	12.3
Utilities	11.8
Health Care	9.7
Real Estate	9.0
Industrials	7.8
Information Technology	4.2
Energy	4.1
Consumer Staples	3.1
Materials	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
AT&T Inc.	3.8%
Home Depot Inc. (The)	3.5
Berkshire Hathaway Inc., Class B	3.5
Verizon Communications Inc.	3.4
Bank of America Corp.	3.1
UnitedHealth Group Inc.	2.8
Comcast Corp., Class A	2.8
Wells Fargo & Co.	2.5
Union Pacific Corp.	1.6
NextEra Energy Inc.	1.5

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Russell 2500 ETF

Investment Objective

The iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities, as represented by the Russell 2500TM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.61%	(4.10)%	7.59%	(4.10)%	17.80%
Fund Market	1.75	(4.18)	7.62	(4.18)	17.88
Index	1.64	(4.04)	7.66	(4.04)	17.93

The inception date of the Fund was 7/6/17. The first day of secondary market trading was 7/7/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,016.10	$ 0.35		$ 1,000.00	$ 1,024.70	$ 0.35		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Investment Companies	41.4%
Information Technology	10.2
Financials	8.9
Industrials	8.6
Real Estate	7.2
Consumer Discretionary	7.1
Health Care	5.8
Materials	3.6
Utilities	2.3
Communication Services	2.0
Consumer Staples	1.6
Energy	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares Russell 2000 ETF	41.6%
DexCom Inc.	0.3
Atmos Energy Corp.	0.3
Burlington Stores Inc.	0.3
Alliant Energy Corp.	0.3
Sun Communities Inc.	0.3
IDEX Corp.	0.3
Duke Realty Corp.	0.3
STERIS PLC	0.3
MarketAxess Holdings Inc.	0.3

FUND SUMMARY	5

Fund Summary as of September 30, 2019	iShares® Russell 3000 ETF

Investment Objective

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.22%	2.76%	10.27%	12.89%	2.76%	63.05%	236.17%
Fund Market	5.24	2.77	10.27	12.91	2.77	63.01	236.66
Index	5.31	2.92	10.44	13.08	2.92	64.33	241.83

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,052.20	$ 1.03		$ 1,000.00	$ 1,024.00	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	21.5%
Financials	13.5
Health Care	13.5
Consumer Discretionary	10.4
Industrials	10.1
Communication Services	9.3
Consumer Staples	6.8
Real Estate	4.3
Energy	4.2
Utilities	3.5
Materials	2.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	3.6%
Apple Inc.	3.5
Amazon. com Inc.	2.5
Facebook Inc., Class A	1.5
Berkshire Hathaway Inc., Class B	1.4
JPMorgan Chase & Co.	1.3
Alphabet Inc., Class C	1.3
Alphabet Inc., Class A	1.3
Johnson & Johnson	1.2
Procter & Gamble Co. (The)	1.1

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Russell Mid-Cap ETF

Investment Objective

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.52%	3.09%	8.94%	12.89%	3.09%	53.41%	236.28%
Fund Market	4.50	3.06	8.94	12.90	3.06	53.44	236.57
Index	4.63	3.19	9.10	13.07	3.19	54.58	241.62

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,045.20	$ 0.97		$ 1,000.00	$ 1,024.00	$ 0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	17.2%
Industrials	13.7
Financials	13.2
Consumer Discretionary	11.5
Real Estate	10.1
Health Care	9.8
Utilities	7.2
Materials	5.2
Communication Services	4.1
Consumer Staples	4.1
Energy	3.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Fiserv Inc.	0.8%
Global Payments Inc.	0.6
L3Harris Technologies Inc.	0.6
Dollar General Corp.	0.5
Sempra Energy	0.5
Welltower Inc.	0.5
Xcel Energy Inc.	0.4
Lam Research Corp.	0.4
Equity Residential	0.4
Consolidated Edison Inc.	0.4

FUND SUMMARY	7

Fund Summary as of September 30, 2019	iShares® Russell Mid-Cap Growth ETF

Investment Objective

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.55%	4.96%	10.89%	13.85%	4.96%	67.65%	265.86%
Fund Market	4.53	4.96	10.89	13.87	4.96	67.69	266.46
Index	4.69	5.20	11.12	14.08	5.20	69.40	273.37

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,045.50	$ 1.23		$ 1,000.00	$ 1,023.80	$ 1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	32.7%
Industrials	17.3
Consumer Discretionary	15.5
Health Care	14.6
Communication Services	4.9
Financials	4.4
Consumer Staples	3.4
Materials	3.0
Real Estate	2.9
Energy	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Fiserv Inc.	2.0%
Global Payments Inc.	1.6
Dollar General Corp.	1.3
Twitter Inc.	1.1
O’Reilly Automotive Inc.	1.0
Lam Research Corp.	1.0
Advanced Micro Devices Inc.	1.0
Amphenol Corp., Class A	1.0
Ingersoll-Rand PLC	1.0
SBA Communications Corp.	0.9

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of September 30, 2019	iShares® Russell Mid-Cap Value ETF

Investment Objective

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.35%	1.51%	7.35%	12.06%	1.51%	42.59%	212.34%
Fund Market	4.35	1.51	7.36	12.07	1.51	42.62	212.54
Index	4.45	1.60	7.55	12.29	1.60	43.92	218.77

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,043.50	$ 1.23		$ 1,000.00	$ 1,023.80	$ 1.21		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	18.9%
Real Estate	14.7
Utilities	11.8
Industrials	11.4
Consumer Discretionary	9.0
Information Technology	7.2
Health Care	6.7
Materials	6.5
Energy	5.5
Consumer Staples	4.6
Communication Services	3.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sempra Energy	0.9%
Welltower Inc.	0.8
Xcel Energy Inc.	0.7
Equity Residential	0.7
Consolidated Edison Inc.	0.7
Public Service Enterprise Group Inc.	0.7
Newmont Goldcorp Corp.	0.7
SunTrust Banks Inc.	0.7
WEC Energy Group Inc.	0.6
AvalonBay Communities Inc.	0.6

FUND SUMMARY	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$5,804,602	0.7%

Air Freight & Logistics
Other securities		1,979,349	0.2

Airlines
Other securities		330,363	0.0

Auto Components
Stoneridge Inc.(a)(b)	64,414	1,994,901	0.3
Other securities		3,354,620	0.4

		5,349,521	0.7

Automobiles
Other securities		71,919	0.0

Banks
Bryn Mawr Bank Corp.	50,779	1,853,941	0.2
Carolina Financial Corp.(b)	54,423	1,934,193	0.2
German American Bancorp. Inc.	61,254	1,963,191	0.2
Lakeland Bancorp. Inc.	124,990	1,928,596	0.2
Stock Yards Bancorp. Inc.	49,515	1,816,705	0.2
Triumph Bancorp. Inc.(a)	61,728	1,968,506	0.2
Univest Financial Corp.	72,636	1,852,944	0.2
Washington Trust Bancorp. Inc.	38,691	1,869,162	0.2
Other securities		113,133,135	14.8

		128,320,373	16.4

Beverages
Other securities		2,320,741	0.3

Biotechnology
Anika Therapeutics Inc.(a)(b)	33,659	1,847,543	0.2
ArQule Inc.(a)(b)	267,686	1,919,309	0.3
Dicerna Pharmaceuticals Inc.(a)(b)	128,644	1,847,328	0.2
Ra Pharmaceuticals Inc.(a)(b)	82,965	1,962,122	0.3
Other securities		86,667,647	11.0

		94,243,949	12.0

Building Products
CSW Industrials Inc.	36,579	2,525,048	0.3
PGT Innovations Inc.(a)	137,782	2,379,495	0.3
Other securities		3,777,938	0.5

		8,682,481	1.1

Capital Markets
Other securities		10,458,063	1.3

Chemicals
Other securities		10,676,949	1.4

Commercial Services & Supplies
SP Plus Corp.(a)	56,254	2,081,398	0.3
Other securities		9,265,696	1.1

		11,347,094	1.4

Communications Equipment
Comtech Telecommunications Corp.	57,554	1,870,505	0.2
Other securities		8,480,346	1.1

		10,350,851	1.3

Construction & Engineering
Other securities		11,677,859	1.5

Security	Shares	Value	% of Net Assets

Construction Materials
Other securities		$719,708	0.1%

Consumer Finance
Other securities		4,657,603	0.6

Containers & Packaging
Other securities		2,201,845	0.3

Distributors
Other securities		446,778	0.1

Diversified Consumer Services
Other securities		5,145,929	0.7

Diversified Financial Services
Other securities		1,318,715	0.2

Diversified Telecommunication Services
Other securities		5,015,688	0.6

Electric Utilities
Other securities		558,152	0.1

Electrical Equipment
Other securities		6,766,495	0.9

Electronic Equipment, Instruments & Components
CTS Corp.	78,702	2,546,797	0.3
FARO Technologies Inc.(a)(b)	42,479	2,053,860	0.3
Other securities		10,143,198	1.3

		14,743,855	1.9

Energy Equipment & Services
SEACOR Holdings Inc.(a)	41,950	1,974,586	0.3
Other securities		13,558,383	1.7

		15,532,969	2.0

Entertainment
Other securities		1,825,226	0.2

Equity Real Estate Investment Trusts (REITs)
Community Healthcare Trust Inc.	44,411	1,978,510	0.2
Independence Realty Trust Inc.	224,825	3,217,246	0.4
Innovative Industrial Properties Inc.(b)	26,339	2,432,933	0.3
NexPoint Residential Trust Inc.	46,479	2,173,358	0.3
Other securities		24,102,740	3.1

		33,904,787	4.3

Food & Staples Retailing
Chefs’ Warehouse Inc. (The)(a)(b)	59,768	2,409,846	0.3
Other securities		4,239,166	0.5

		6,649,012	0.8

Food Products
John B Sanfilippo & Son Inc.	20,793	2,008,604	0.3
Other securities		3,223,044	0.4

		5,231,648	0.7

Gas Utilities
Other securities		552,987	0.1

Health Care Equipment & Supplies
Lantheus Holdings Inc.(a)(b)	93,511	2,343,853	0.3
Mesa Laboratories Inc.(b)	9,320	2,216,016	0.3
Other securities		30,038,648	3.8

		34,598,517	4.4

SCHEDULE OF INVESTMENTS	11

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services
Addus HomeCare Corp.(a)(b)	26,093	$2,068,653	0.3%
Hanger Inc.(a)	88,289	1,799,330	0.2
Other securities		14,043,113	1.8

		17,911,096	2.3

Health Care Technology
Other securities		4,613,941	0.6

Hotels, Restaurants & Leisure
Other securities		16,189,057	2.1

Household Durables
Century Communities Inc.(a)(b)	63,354	1,940,533	0.3
M/I Homes Inc.(a)	64,388	2,424,208	0.3
Other securities		7,609,718	0.9

		11,974,459	1.5

Household Products
Other securities		436,070	0.0

Independent Power and Renewable Electricity Producers
Other securities		959,277	0.1

Insurance
Other securities		11,994,103	1.5

Interactive Media & Services
Other securities		3,711,019	0.5

Internet & Direct Marketing Retail
Other securities		4,269,805	0.5

IT Services
Cass Information Systems Inc.	34,884	1,883,387	0.3
Perficient Inc.(a)(b)	79,833	3,079,957	0.4
Other securities		10,397,782	1.3

		15,361,126	2.0

Leisure Products
Other securities		4,988,044	0.6

Life Sciences Tools & Services
Other securities		4,312,943	0.5

Machinery
Columbus McKinnon Corp./NY	55,919	2,037,129	0.3
Douglas Dynamics Inc.	54,535	2,430,625	0.3
Kadant Inc.	26,736	2,347,153	0.3
Other securities		12,378,766	1.5

		19,193,673	2.4

Marine
Other securities		2,052,886	0.3

Media
Other securities		12,237,740	1.6

Metals & Mining
Other securities		6,297,485	0.8

Mortgage Real Estate Investment
Other securities		11,694,770	1.5

Multi-Utilities
Unitil Corp.	36,261	2,300,398	0.3

Multiline Retail
Other securities		857,468	0.1

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels
Other securities		$21,812,987	2.8%

Paper & Forest Products
Other securities		1,867,828	0.2

Personal Products
Other securities		1,502,373	0.2

Pharmaceuticals
Omeros Corp.(a)(b)	115,558	1,887,062	0.3
Other securities		23,467,671	2.9

		25,354,733	3.2

Professional Services
Kelly Services Inc., Class A, NVS	80,375	1,946,682	0.2
Kforce Inc.	51,608	1,952,589	0.3
Other securities		10,676,017	1.4

		14,575,288	1.9

Real Estate Management & Development
Other securities		4,786,211	0.6

Road & Rail
Other securities		2,229,750	0.3

Semiconductors & Semiconductor Equipment
Nanometrics Inc.(a)(b)	56,649	1,847,890	0.2
Rudolph Technologies Inc.(a)	74,393	1,960,999	0.3
Other securities		16,817,282	2.1

		20,626,171	2.6

Software
Model N Inc.(a)	80,819	2,243,535	0.3
Other securities		20,670,336	2.6

		22,913,871	2.9

Specialty Retail
Boot Barn Holdings Inc.(a)	68,032	2,374,317	0.3
Other securities		16,421,102	2.1

		18,795,419	2.4

Technology Hardware, Storage & Peripherals
Other securities		2,015,377	0.3

Textiles, Apparel & Luxury Goods
Other securities		4,684,405	0.6

Thrifts & Mortgage Finance
Federal Agricultural Mortgage Corp., Class C, NVS	22,171	1,810,484	0.2
Meridian Bancorp. Inc.	122,881	2,304,019	0.3
Mr Cooper Group Inc.(a)(b)	185,208	1,966,909	0.3
Other securities		22,359,125	2.8

		28,440,537	3.6

Tobacco
Other securities		1,375,630	0.2

Trading Companies & Distributors
Other securities		6,885,521	0.9

Water Utilities
Connecticut Water Service Inc.	30,542	2,139,772	0.3
Middlesex Water Co.	39,350	2,556,176	0.3
Other securities		4,552,903	0.6

		9,248,851	1.2

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value		% of Net Assets

Wireless Telecommunication Services
Other securities		$2,539,225		0.3%

Total Common Stocks (Cost: $900,711,095)		782,493,565		99.7

Rights

Media
Other securities		0	(c)	0.0

Total Rights (Cost: $0)		0	(c)	0.0

Warrants

Energy Equipment & Services
Other securities		29		0.0

Oil, Gas & Consumable Fuels
Other securities		38		0.0

Thrifts & Mortgage Finance
Other securities		15		0.0

Total Warrants (Cost: $0)		82		0.0

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(d)(e)(f)	162,331,401	162,412,566		20.7

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(d)(e)	1,145,000	$1,145,000	0.2%

		163,557,566	20.9

Total Short-Term Investments (Cost: $163,482,115)		163,557,566	20.9

Total Investments In Securities (Cost: $1,064,193,210)		946,051,213	120.6

Other Assets, Less Liabilities		(161,526,423)	(20.6)

Net Assets		$784,524,790	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	164,640,868	(2,309,467)	162,331,401	$162,412,566	$2,692,719	(b)	$2,542		$15,799
BlackRock Cash Funds: Treasury, SL Agency Shares	1,117,626	27,374	1,145,000	1,145,000	17,987		—		—

				$163,557,566	$2,710,706		$2,542		$15,799

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	21	12/20/19	$1,601	$(17,319)

SCHEDULE OF INVESTMENTS	13

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$17,319

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$127,006

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(34,213)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,164,448

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$782,473,161	$3,350	$17,054		$782,493,565
Rights	—	—	0	(a)	0	(a)
Warrants	81	—	1		82
Money Market Funds	163,557,566	—	—		163,557,566

	$946,030,808	$3,350	$17,055		$946,051,213

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(17,319)	$—	$—		$(17,319)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
L3Harris Technologies Inc.	175	$36,512	0.6%
Other securities		27,083	0.5

		63,595	1.1

Air Freight & Logistics
Other securities		8,648	0.1

Airlines
Other securities		26,312	0.5

Automobiles
Other securities		1,869	0.0

Banks
Bank of America Corp.	6,066	176,945	3.1
BB&T Corp.	551	29,407	0.5
PNC Financial Services Group Inc. (The)	322	45,132	0.8
U.S. Bancorp.	1,037	57,388	1.0
Wells Fargo & Co.	2,860	144,258	2.5
Other securities		205,573	3.5

		658,703	11.4

Beverages
Constellation Brands Inc., Class A	125	25,910	0.4

Biotechnology
Other securities		84,595	1.5

Building Products
Other securities		4,255	0.1

Capital Markets
Charles Schwab Corp. (The)	854	35,723	0.6
CME Group Inc.	255	53,892	0.9
Other securities		76,185	1.4

		165,800	2.9

Chemicals
Other securities		3,666	0.1

Commercial Services & Supplies
Waste Management Inc.	337	38,755	0.7
Other securities		42,941	0.7

		81,696	1.4

Communications Equipment
Other securities		1,981	0.0

Construction Materials
Other securities		31,464	0.5

Consumer Finance
Capital One Financial Corp.	336	30,569	0.5
Other securities		55,857	1.0

		86,426	1.5

Containers & Packaging
Other securities		15,234	0.3

Distributors
Other securities		6,656	0.1

Diversified Consumer Services
Other securities		22,627	0.4

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Berkshire Hathaway Inc., Class B(a)	957	$199,075	3.5%
Other securities		13,481	0.2

		212,556	3.7

Diversified Telecommunication Services
AT&T Inc.	5,753	217,693	3.8
Verizon Communications Inc.	3,261	196,834	3.4
Other securities		11,257	0.2

		425,784	7.4

Electric Utilities
American Electric Power Co. Inc.	390	36,539	0.6
Duke Energy Corp.	578	55,407	1.0
Exelon Corp.	763	36,861	0.6
NextEra Energy Inc.	377	87,837	1.5
Southern Co. (The)	824	50,898	0.9
Xcel Energy Inc.	402	26,086	0.5
Other securities		133,011	2.3

		426,639	7.4

Electrical Equipment
Other securities		9,168	0.2

Electronic Equipment, Instruments & Components
Other securities		13,680	0.2

Energy Equipment & Services
Other securities		4,998	0.1

Entertainment
Other securities		4,693	0.1

Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	297	41,286	0.7
Public Storage	107	26,244	0.5
Simon Property Group Inc.	221	34,399	0.6
Other securities		409,753	7.1

		511,682	8.9

Food & Staples Retailing
Other securities		29,282	0.5

Food Products
Other securities		60,851	1.1

Gas Utilities
Other securities		12,791	0.2

Health Care Equipment & Supplies
Other securities		6,048	0.1

Health Care Providers & Services
Anthem Inc.	203	48,740	0.8
Cigna Corp.(a)	294	44,626	0.8
CVS Health Corp.	1,023	64,521	1.1
Humana Inc.	106	27,101	0.5
UnitedHealth Group Inc.	745	161,903	2.8
Other securities		87,879	1.6

		434,770	7.6

Health Care Technology
Other securities		17,111	0.3

Hotels, Restaurants & Leisure
Other securities		59,354	1.0

SCHEDULE OF INVESTMENTS	15

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Durables
Other securities		$55,918	1.0%

Household Products
Other securities		231	0.0

Independent Power and Renewable Electricity Producers
Other securities		17,277	0.3

Insurance
Allstate Corp. (The)	238	25,866	0.4
Progressive Corp. (The)	420	32,445	0.6
Travelers Companies Inc. (The)	186	27,656	0.5
Other securities		131,222	2.3

		217,189	3.8

Interactive Media & Services
Other securities		2,945	0.1

Internet & Direct Marketing Retail
Other securities		9,596	0.2

IT Services
Fiserv Inc.(a)	447	46,305	0.8
Other securities		89,845	1.6

		136,150	2.4

Machinery
Other securities		2,125	0.0

Marine
Other securities		4,354	0.1

Media
Charter Communications Inc., Class A(a)	126	51,927	0.9
Comcast Corp., Class A	3,549	159,989	2.8
Other securities		57,289	1.0

		269,205	4.7

Metals & Mining
Other securities		22,915	0.4

Mortgage Real Estate Investment
Other securities		32,705	0.6

Multi-Utilities
Consolidated Edison Inc.	262	24,751	0.4
Dominion Energy Inc.	635	51,460	0.9
Public Service Enterprise Group Inc.	393	24,397	0.4
Other securities		96,768	1.7

		197,376	3.4

Multiline Retail
Dollar General Corp.	206	32,742	0.6
Target Corp.	393	42,015	0.7
Other securities		37,052	0.6

		111,809	1.9

Oil, Gas & Consumable Fuels
EOG Resources Inc.	461	34,215	0.6
Kinder Morgan Inc./DE	1,529	31,513	0.6
Marathon Petroleum Corp.	515	31,286	0.6
Other securities		133,897	2.2

		230,911	4.0

Pharmaceuticals
Other securities		13,449	0.2

Security	Shares	Value	% of Net Assets

Professional Services
Other securities		$16,610	0.3%

Real Estate Management & Development
Other securities		4,277	0.1

Road & Rail
CSX Corp.	608	42,116	0.7
Norfolk Southern Corp.	211	37,908	0.7
Union Pacific Corp.	558	90,385	1.6
Other securities		26,465	0.4

		196,874	3.4

Software
Intuit Inc.	197	52,390	0.9
Other securities		38,554	0.7

		90,944	1.6

Specialty Retail
Home Depot Inc. (The)	868	201,393	3.5
Lowe’s Companies Inc.	617	67,845	1.2
Ross Stores Inc.	284	31,197	0.5
Other securities		132,639	2.3

		433,074	7.5

Textiles, Apparel & Luxury Goods
Other securities		2,827	0.0

Thrifts & Mortgage Finance
Other securities		10,783	0.2

Tobacco
Altria Group Inc.	1,486	60,777	1.1

Trading Companies & Distributors
Other securities		33,783	0.6

Transportation Infrastructure
Other securities		2,802	0.0

Water Utilities
Other securities		24,530	0.4

Wireless Telecommunication Services
Other securities		24,026	0.4

Total Common Stocks (Cost: $5,730,312)		5,744,306	99.8

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(b)(c)	8,000	$8,000	0.1%

Total Short-Term Investments (Cost: $8,000)		8,000	0.1

Total Investments In Securities (Cost: $5,738,312)		5,752,306	99.9

Other Assets, Less Liabilities		6,049	0.1

Net Assets		$5,758,355	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	22,418	(14,418)	8,000	$8,000	$194	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,744,306	$—	$—	$5,744,306
Money Market Funds	8,000	—	—	8,000

	$5,752,306	$—	$—	$5,752,306

See notes to financial statements.

SCHEDULE OF INVESTMENTS	17

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Teledyne Technologies Inc.(a)	259	$83,395	0.2%
Other securities		252,085	0.8

		335,480	1.0

Air Freight & Logistics
Other securities		47,451	0.1

Airlines
Other securities		115,368	0.3

Auto Components
Other securities		130,845	0.4

Automobiles
Other securities		62,534	0.2

Banks
Other securities		920,958	2.8

Biotechnology
Exact Sciences Corp.(a)(b)	921	83,231	0.2
Other securities		498,521	1.5

		581,752	1.7

Building Products
Allegion PLC	678	70,275	0.2
Other securities		262,090	0.8

		332,365	1.0

Capital Markets
MarketAxess Holdings Inc.	266	87,115	0.3
Other securities		364,046	1.1

		451,161	1.4

Chemicals
CF Industries Holdings Inc.	1,591	78,277	0.2
Other securities		436,480	1.3

		514,757	1.5

Commercial Services & Supplies
Other securities		167,378	0.5

Communications Equipment
Other securities		116,547	0.4

Construction & Engineering
Jacobs Engineering Group Inc.	952	87,108	0.3
Other securities		121,389	0.3

		208,497	0.6

Construction Materials
Other securities		29,433	0.1

Consumer Finance
Other securities		118,378	0.4

Containers & Packaging
Avery Dennison Corp.	608	69,051	0.2
Packaging Corp. of America	675	71,617	0.2
Other securities		304,498	0.9

		445,166	1.3

Distributors
Other securities		56,073	0.2

Diversified Consumer Services
Other securities		297,765	0.9

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Other securities		$90,751	0.3%

Diversified Telecommunication Services
Other securities		99,123	0.3

Electric Utilities
Alliant Energy Corp.	1,708	92,112	0.3
Pinnacle West Capital Corp.	808	78,433	0.2
Other securities		141,415	0.4

		311,960	0.9

Electrical Equipment
Other securities		199,724	0.6

Electronic Equipment, Instruments & Components
Trimble Inc.(a)	1,815	70,440	0.2
Zebra Technologies Corp., Class A(a)	386	79,659	0.2
Other securities		385,878	1.2

		535,977	1.6

Energy Equipment & Services
Other securities		76,762	0.2

Entertainment
Other securities		202,944	0.6

Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	674	74,821	0.2
Duke Realty Corp.	2,588	87,914	0.3
Equity LifeStyle Properties Inc.	616	82,298	0.2
Regency Centers Corp.	1,200	83,388	0.2
Sun Communities Inc.	609	90,406	0.3
VEREIT Inc.	7,596	74,289	0.2
VICI Properties Inc.	3,221	72,956	0.2
Other securities		1,750,442	5.3

		2,316,514	6.9

Food & Staples Retailing
Other securities		123,623	0.4

Food Products
Lamb Weston Holdings Inc.	1,055	76,720	0.2
Other securities		248,318	0.8

		325,038	1.0

Gas Utilities
Atmos Energy Corp.	835	95,098	0.3
UGI Corp.	1,500	75,405	0.2
Other securities		27,730	0.1

		198,233	0.6

Health Care Equipment & Supplies
DexCom Inc.(a)	651	97,155	0.3
Insulet Corp.(a)(b)	428	70,590	0.2
STERIS PLC	603	87,128	0.3
West Pharmaceutical Services Inc.	528	74,881	0.2
Other securities		204,599	0.6

		534,353	1.6

Health Care Providers & Services
Other securities		209,804	0.6

Health Care Technology
Other securities		39,894	0.1

Hotels, Restaurants & Leisure
Aramark	1,763	76,832	0.2

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Domino’s Pizza Inc.	296	$72,399	0.2%
Other securities		412,148	1.3

		561,379	1.7

Household Durables
NVR Inc.(a)	23	85,499	0.3
PulteGroup Inc.	1,860	67,983	0.2
Other securities		215,171	0.6

		368,653	1.1

Household Products
Other securities		35,925	0.1

Independent Power and Renewable Electricity Producers
NRG Energy Inc.(b)	1,815	71,874	0.2
Vistra Energy Corp.	3,000	80,190	0.3

		152,064	0.5

Industrial Conglomerates
Other securities		59,089	0.2

Insurance
Alleghany Corp.(a)	101	80,574	0.3
Everest Re Group Ltd.	289	76,900	0.2
Globe Life Inc.(a)	781	74,788	0.2
Reinsurance Group of America Inc.	453	72,426	0.2
WR Berkley Corp.	1,042	75,264	0.2
Other securities		661,536	2.0

		1,041,488	3.1

Interactive Media & Services
Other securities		68,092	0.2

Internet & Direct Marketing Retail
Other securities		80,895	0.2

IT Services
Booz Allen Hamilton Holding Corp.	984	69,884	0.2
EPAM Systems Inc.(a)	374	68,188	0.2
Jack Henry & Associates Inc.	554	80,867	0.2
Leidos Holdings Inc.	982	84,334	0.3
Okta Inc.(a)(b)	736	72,466	0.2
Other securities		488,356	1.5

		864,095	2.6

Leisure Products
Other securities		97,527	0.3

Life Sciences Tools & Services
PerkinElmer Inc.	795	67,710	0.2
Other securities		302,827	0.9

		370,537	1.1

Machinery
IDEX Corp.	546	89,479	0.3
Other securities		815,719	2.4

		905,198	2.7

Marine
Other securities		35,247	0.1

Media
Other securities		268,224	0.8

Metals & Mining
Other securities		190,748	0.6

Security	Shares	Value	% of Net Assets

Mortgage Real Estate Investment
Other securities		$232,341	0.7%

Multi-Utilities
Other securities		39,889	0.1

Multiline Retail
Other securities		144,386	0.4

Oil, Gas & Consumable Fuels
Other securities		374,967	1.1

Paper & Forest Products
Other securities		19,051	0.1

Personal Products
Other securities		44,792	0.1

Pharmaceuticals
Other securities		209,723	0.6

Professional Services
Other securities		82,811	0.2

Real Estate Management & Development
Other securities		89,194	0.3

Road & Rail
Other securities		165,894	0.5

Semiconductors & Semiconductor Equipment
Teradyne Inc.(b)	1,228	71,114	0.2
Other securities		413,473	1.3

		484,587	1.5

Software
DocuSign Inc.(a)	1,149	71,146	0.2
Paycom Software Inc.(a)(b)	355	74,369	0.2
Tyler Technologies Inc.(a)	271	71,137	0.2
Other securities		1,071,886	3.3

		1,288,538	3.9

Specialty Retail
Burlington Stores Inc.(a)	470	93,915	0.3
Other securities		263,775	0.8

		357,690	1.1

Technology Hardware, Storage & Peripherals
Other securities		95,140	0.3

Textiles, Apparel & Luxury Goods
Other securities		195,441	0.6

Thrifts & Mortgage Finance
Other securities		97,038	0.3

Trading Companies & Distributors
Other securities		179,267	0.5

Transportation Infrastructure
Other securities		20,880	0.1

Water Utilities
Aqua America Inc.	1,558	69,845	0.2

SCHEDULE OF INVESTMENTS	19

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$22,977	0.1%

Total Common Stocks (Cost: $18,571,693)		19,510,220	58.5

Investment Companies

Exchange Traded Funds
iShares Russell 2000 ETF(c)	91,203	13,802,662	41.4

Total Investment Companies (Cost: $13,714,537)		13,802,662	41.4

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	2,780,936	2,782,327	8.3

Total Short-Term Investments (Cost: $2,782,170)		2,782,327	8.3

Total Investments In Securities (Cost: $35,068,400)		36,095,209	108.2

Other Assets, Less Liabilities		(2,732,123)	(8.2)

Net Assets		$33,363,086	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	367,819	2,413,117	(b)	—		2,780,936	$2,782,327	$24,259	(c)	$3,011		$94
BlackRock Cash Funds: Treasury, SL Agency Shares	26,828	—		(26,828	)(b)	—	—	477		—		—
iShares Russell 2000 ETF	100,837	19,618		(29,252)		91,203	13,802,662	103,779		346,777		(499,229)

							$16,584,989	$128,515		$349,788		$(499,135)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2500 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,510,220	$—	$—	$19,510,220
Investment Companies	13,802,662	—	—	13,802,662
Money Market Funds	2,782,327	—	—	2,782,327

	$36,095,209	$—	$—	$36,095,209

See notes to financial statements.

SCHEDULE OF INVESTMENTS	21

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	172,750	$65,726,192	0.7%
Other securities		177,965,259	1.8

		243,691,451	2.5

Air Freight & Logistics
Other securities		50,705,359	0.5

Airlines
Other securities		37,886,632	0.4

Auto Components
Other securities		22,408,762	0.2

Automobiles
Other securities		41,176,889	0.4

Banks
Bank of America Corp.	2,748,557	80,175,408	0.9
Citigroup Inc.	736,985	50,910,924	0.6
JPMorgan Chase & Co.	1,037,672	122,123,618	1.3
Wells Fargo & Co.	1,295,836	65,361,968	0.7
Other securities		218,165,533	2.1

		536,737,451	5.6

Beverages
Coca-Cola Co. (The)	1,251,212	68,115,981	0.7
PepsiCo Inc.	457,181	62,679,515	0.7
Other securities		29,639,050	0.3

		160,434,546	1.7

Biotechnology
AbbVie Inc.	482,647	36,546,031	0.4
Amgen Inc.	195,694	37,868,746	0.4
Other securities		169,071,484	1.7

		243,486,261	2.5

Building Products
Other securities		39,915,358	0.4

Capital Markets
BlackRock Inc.(a)	38,721	17,255,626	0.2
Other securities		226,889,293	2.3

		244,144,919	2.5

Chemicals
Other securities		188,102,994	2.0

Commercial Services & Supplies
Other securities		59,545,070	0.6

Communications Equipment
Cisco Systems Inc.	1,398,343	69,092,128	0.7
Other securities		31,261,670	0.3

		100,353,798	1.0

Construction & Engineering
Other securities		16,432,659	0.2

Construction Materials
Other securities		14,492,719	0.2

Consumer Finance
Other securities		69,511,142	0.7

Containers & Packaging
Other securities		36,944,293	0.4

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$10,902,172	0.1%

Diversified Consumer Services
Other securities		19,664,331	0.2

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	638,488	132,818,274	1.4
Other securities		7,404,031	0.1

		140,222,305	1.5

Diversified Telecommunication Services
AT&T Inc.	2,382,944	90,170,601	0.9
Verizon Communications Inc.	1,350,826	81,535,857	0.9
Other securities		13,000,127	0.1

		184,706,585	1.9

Electric Utilities
NextEra Energy Inc.	156,157	36,383,019	0.4
Other securities		155,034,020	1.6

		191,417,039	2.0

Electrical Equipment
Other securities		52,431,934	0.6

Electronic Equipment, Instruments & Components
Other securities		69,544,594	0.7

Energy Equipment & Services
Other securities		38,188,874	0.4

Entertainment
Netflix Inc.(b)	137,468	36,789,186	0.4
Walt Disney Co. (The)	569,844	74,262,070	0.8
Other securities		47,557,371	0.5

		158,608,627	1.7

Equity Real Estate Investment Trusts (REITs)
Other securities		398,746,581	4.1

Food & Staples Retailing
Costco Wholesale Corp.	143,408	41,317,279	0.4
Walmart Inc.	458,339	54,395,672	0.6
Other securities		42,998,858	0.4

		138,711,809	1.4

Food Products
Other securities		114,089,135	1.2

Gas Utilities
Other securities		17,371,768	0.2

Health Care Equipment & Supplies
Abbott Laboratories	562,054	47,027,058	0.5
Medtronic PLC	438,017	47,577,407	0.5
Other securities		243,971,093	2.5

		338,575,558	3.5

Health Care Providers & Services
UnitedHealth Group Inc.	308,485	67,039,960	0.7
Other securities		155,641,106	1.6

		222,681,066	2.3

Health Care Technology
Other securities		22,102,653	0.2

Hotels, Restaurants & Leisure
McDonald’s Corp.	250,450	53,774,120	0.6

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$154,835,198	1.6%

		208,609,318	2.2

Household Durables
Other securities		49,585,082	0.5

Household Products
Procter & Gamble Co. (The)	806,794	100,349,038	1.0
Other securities		51,281,341	0.6

		151,630,379	1.6

Independent Power and Renewable Electricity Producers
Other securities		13,450,740	0.1

Industrial Conglomerates
Honeywell International Inc.	234,691	39,709,717	0.4
Other securities		70,281,393	0.7

		109,991,110	1.1

Insurance
Other securities		264,921,585	2.8

Interactive Media & Services
Alphabet Inc., Class A(b)	97,727	119,338,349	1.2
Alphabet Inc., Class C, NVS(b)	99,208	120,934,552	1.3
Facebook Inc., Class A(b)	780,040	138,909,523	1.5
Other securities		22,554,812	0.2

		401,737,236	4.2

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	134,997	234,342,642	2.5
Other securities		53,097,511	0.5

		287,440,153	3.0

IT Services
Accenture PLC, Class A	208,025	40,013,609	0.4
International Business Machines Corp.	289,483	42,096,618	0.4
Mastercard Inc., Class A	292,979	79,564,307	0.8
PayPal Holdings Inc.(b)	383,459	39,722,518	0.4
Visa Inc., Class A	567,825	97,671,578	1.0
Other securities		204,950,817	2.2

		504,019,447	5.2

Leisure Products
Other securities		10,939,025	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	130,129	37,902,674	0.4
Other securities		62,806,542	0.7

		100,709,216	1.1

Machinery
Other securities		182,101,021	1.9

Marine
Other securities		2,529,118	0.0

Media
Comcast Corp., Class A	1,470,041	66,269,448	0.7
Other securities		74,754,895	0.8

		141,024,343	1.5

Metals & Mining
Other securities		36,586,349	0.4

Mortgage Real Estate Investment
PennyMac Mortgage Investment Trust(a)	24,319	540,611	0.0

Security	Shares	Value	% of Net Assets
Mortgage Real Estate Investment (continued)
Other securities		$22,733,973	0.2%

		23,274,584	0.2

Multi-Utilities
Other securities		99,246,416	1.0

Multiline Retail
Other securities		46,713,276	0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	622,244	73,798,138	0.8
Exxon Mobil Corp.	1,381,689	97,561,060	1.0
Other securities		193,342,355	2.0

		364,701,553	3.8

Paper & Forest Products
Other securities		3,211,879	0.0

Personal Products
Other securities		18,925,834	0.2

Pharmaceuticals
Johnson & Johnson	867,068	112,181,258	1.2
Merck & Co. Inc.	840,733	70,772,904	0.8
Pfizer Inc.	1,815,888	65,244,856	0.7
Other securities		120,846,120	1.1

		369,045,138	3.8

Professional Services
Other securities		50,721,407	0.5

Real Estate Management & Development
Other securities		13,937,619	0.2

Road & Rail
Union Pacific Corp.	231,099	37,433,416	0.4
Other securities		56,720,942	0.6

		94,154,358	1.0

Semiconductors & Semiconductor Equipment
Intel Corp.	1,447,074	74,567,723	0.8
Texas Instruments Inc.	305,993	39,546,535	0.4
Other securities		242,265,127	2.5

		356,379,385	3.7

Software
Adobe Inc.(b)	158,932	43,904,965	0.5
Microsoft Corp.	2,468,802	343,237,542	3.6
Oracle Corp.	731,750	40,268,202	0.4
salesforce.com Inc.(b)	267,508	39,708,888	0.4
Other securities		200,042,081	2.0

		667,161,678	6.9

Specialty Retail
Home Depot Inc. (The)	359,741	83,467,107	0.9
Other securities		140,481,104	1.4

		223,948,211	2.3

Technology Hardware, Storage & Peripherals
Apple Inc.	1,475,792	330,533,134	3.4
Other securities		33,823,714	0.4

		364,356,848	3.8

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	402,578	37,810,126	0.4
Other securities		37,421,330	0.4

		75,231,456	0.8

SCHEDULE OF INVESTMENTS	23

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Thrifts & Mortgage Finance
PennyMac Financial Services Inc.(a)(b)	3,152	$95,758	0.0%
Other securities		18,329,402	0.2

		18,425,160	0.2

Tobacco
Philip Morris International Inc.	507,261	38,516,328	0.4
Other securities		25,972,001	0.3

		64,488,329	0.7

Trading Companies & Distributors
Other securities		30,332,088	0.3

Transportation Infrastructure
Other securities		909,705	0.0

Water Utilities
Other securities		14,321,361	0.2

Wireless Telecommunication Services
Other securities		10,982,643	0.1

Total Common Stocks (Cost: $7,589,680,775)		9,599,678,384	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(a)(c)(d)	282,807,569	282,948,973	2.9

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(a)(c)	14,903,000	$14,903,000	0.2%

		297,851,973	3.1

Total Short-Term Investments (Cost: $297,772,470)		297,851,973	3.1

Total Investments In Securities (Cost: $7,887,453,245)		9,897,530,357	102.8

Other Assets, Less Liabilities		(273,240,500)	(2.8)

Net Assets		$9,624,289,857	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	184,349,129	98,458,440	(b)	—		282,807,569	$282,948,973	$797,640	(c)	$3,705		$12,418
BlackRock Cash Funds: Treasury, SL Agency Shares	26,675,210	—		(11,772,210	)(b)	14,903,000	14,903,000	204,920		—		—
BlackRock Inc.	39,941	2,198		(3,418)		38,721	17,255,626	253,905		521,162		266,920
PennyMac Financial Services Inc.	3,152	—		—		3,152	95,758	—		—		25,657
PennyMac Mortgage Investment Trust	19,369	6,244		(1,294)		24,319	540,611	20,229		4,008		26,810

							$315,743,968	$1,276,694		$528,875		$331,805

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	35	12/20/19	$2,669	$(83,114)

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	136	12/20/19	$20,254	$(172,715)

				$(255,829)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$255,829

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,680,104

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(692,109)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$17,739,915

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,599,673,369	$1,402	$3,613	$9,599,678,384
Money Market Funds	297,851,973	—	—	297,851,973

	$9,897,525,342	$1,402	$3,613	$9,897,530,357

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(255,829)	$—	$—	$(255,829)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
L3Harris Technologies Inc.	582,723	$121,579,327	0.6%
TransDigm Group Inc.	130,063	67,719,902	0.3
Other securities		211,241,436	1.1

		400,540,665	2.0

Air Freight & Logistics
Other securities		80,661,522	0.4

Airlines
Other securities		125,351,451	0.6

Auto Components
Other securities		125,611,830	0.6

Automobiles
Other securities		23,052,671	0.1

Banks
SunTrust Banks Inc.	1,171,824	80,621,491	0.4
Other securities		707,200,747	3.5

		787,822,238	3.9

Beverages
Other securities		61,773,357	0.3

Biotechnology
Other securities		276,508,240	1.4

Building Products
Other securities		151,861,975	0.8

Capital Markets
T Rowe Price Group Inc.	609,660	69,653,655	0.4
Other securities		537,377,335	2.6

		607,030,990	3.0

Chemicals
Other securities		392,769,962	2.0

Commercial Services & Supplies
Other securities		209,987,875	1.0

Communications Equipment
Motorola Solutions Inc.	435,055	74,137,723	0.4
Other securities		124,634,576	0.6

		198,772,299	1.0

Construction & Engineering
Other securities		75,980,567	0.4

Construction Materials
Other securities		107,185,609	0.5

Consumer Finance
Discover Financial Services	836,217	67,808,836	0.3
Other securities		136,978,655	0.7

		204,787,491	1.0

Containers & Packaging
Ball Corp.(a)	873,829	63,623,489	0.3
Other securities		229,839,687	1.2

		293,463,176	1.5

Distributors
Other securities		82,586,291	0.4

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$108,446,869	0.5%

Diversified Financial Services
Other securities		50,129,400	0.2

Diversified Telecommunication Services
Other securities		71,824,595	0.4

Electric Utilities
Edison International	921,349	69,488,141	0.4
Eversource Energy	852,678	72,878,389	0.4
FirstEnergy Corp.	1,405,368	67,780,899	0.3
Xcel Energy Inc.	1,357,520	88,089,473	0.4
Other securities		299,023,303	1.5

		597,260,205	3.0

Electrical Equipment
Other securities		178,885,580	0.9

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A(a)	770,491	74,352,381	0.4
Other securities		360,206,763	1.8

		434,559,144	2.2

Energy Equipment & Services
Other securities		131,640,840	0.7

Entertainment
Other securities		191,335,043	1.0

Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities Inc.	367,176	79,064,008	0.4
Digital Realty Trust Inc.	549,274	71,301,258	0.4
Equity Residential	964,707	83,215,626	0.4
Realty Income Corp.	842,456	64,599,526	0.3
SBA Communications Corp.	296,297	71,452,022	0.4
Ventas Inc.	979,986	71,568,378	0.4
Welltower Inc.	1,068,877	96,893,700	0.5
Other securities		1,402,787,477	6.9

		1,940,881,995	9.7

Food & Staples Retailing
Other securities		100,635,842	0.5

Food Products
Tyson Foods Inc., Class A	760,969	65,549,870	0.3
Other securities		453,627,336	2.3

		519,177,206	2.6

Gas Utilities
Other securities		72,964,852	0.4

Health Care Equipment & Supplies
Zimmer Biomet Holdings Inc.	542,414	74,457,170	0.4
Other securities		540,027,364	2.7

		614,484,534	3.1

Health Care Providers & Services
McKesson Corp.	486,683	66,510,099	0.3
Other securities		383,659,412	1.9

		450,169,511	2.2

Health Care Technology
Other securities		125,513,232	0.6

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings Inc.(a)	745,327	69,397,397	0.4

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$485,701,695	2.4%

		555,099,092	2.8

Household Durables
Other securities		303,999,272	1.5

Household Products
Other securities		112,647,227	0.6

Independent Power and Renewable Electricity Producers
Other securities		84,853,554	0.4

Industrial Conglomerates
Other securities		21,475,591	0.1

Insurance
Willis Towers Watson PLC	340,971	65,797,174	0.3
Other securities		772,724,900	3.9

		838,522,074	4.2

Interactive Media & Services
Twitter Inc.(b)	1,982,946	81,697,375	0.4
Other securities		77,950,455	0.4

		159,647,830	0.8

Internet & Direct Marketing Retail
Other securities		108,966,889	0.5

IT Services
Fiserv Inc.(a)(b)	1,488,803	154,225,103	0.8
FleetCor Technologies Inc.(b)	225,460	64,657,419	0.3
Global Payments Inc.(a)	786,202	125,006,118	0.6
Paychex Inc.	848,635	70,241,519	0.3
Other securities		642,855,898	3.3

		1,056,986,057	5.3

Leisure Products
Other securities		71,703,210	0.4

Life Sciences Tools & Services
IQVIA Holdings Inc.(b)	474,309	70,852,279	0.4
Other securities		284,703,836	1.4

		355,556,115	1.8

Machinery
Cummins Inc.	406,524	66,129,259	0.3
Ingersoll-Rand PLC	635,119	78,253,012	0.4
Other securities		672,272,917	3.4

		816,655,188	4.1

Marine
Other securities		12,805,458	0.1

Media
Other securities		382,577,024	1.9

Metals & Mining
Newmont Goldcorp Corp.	2,156,860	81,788,131	0.4
Other securities		147,705,776	0.7

		229,493,907	1.1

Mortgage Real Estate Investment
Other securities		119,082,738	0.6

Multi-Utilities
Consolidated Edison Inc.	876,711	82,822,888	0.4
DTE Energy Co.	483,056	64,227,126	0.3
Public Service Enterprise Group Inc.	1,331,422	82,654,678	0.4

Security	Shares	Value	% of Net Assets

Multi-Utilities (continued)
Sempra Energy	724,410	$106,930,160	0.5%
WEC Energy Group Inc.	833,839	79,298,089	0.4
Other securities		183,197,678	1.0

		599,130,619	3.0

Multiline Retail
Dollar General Corp.	684,372	108,774,086	0.5
Dollar Tree Inc.(b)	623,061	71,128,644	0.4
Other securities		51,486,785	0.3

		231,389,515	1.2

Oil, Gas & Consumable Fuels
ONEOK Inc.	1,084,589	79,923,363	0.4
Williams Companies Inc. (The)	3,201,047	77,017,191	0.4
Other securities		479,112,532	2.4

		636,053,086	3.2

Paper & Forest Products
Other securities		5,894,612	0.0

Personal Products
Other securities		24,257,641	0.1

Pharmaceuticals
Other securities		129,603,072	0.6

Professional Services
IHS Markit Ltd.(a)(b)	1,046,479	69,988,515	0.3
Verisk Analytics Inc.	422,060	66,744,568	0.3
Other securities		190,530,048	1.0

		327,263,131	1.6

Real Estate Management & Development
Other securities		79,452,955	0.4

Road & Rail
Other securities		152,064,395	0.8

Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(a)(b)	2,643,109	76,623,730	0.4
KLA Corp.	419,295	66,856,588	0.3
Lam Research Corp.	380,515	87,940,822	0.4
Xilinx Inc.	671,536	64,400,302	0.3
Other securities		376,973,807	2.0

		672,795,249	3.4

Software
Other securities		897,339,144	4.5

Specialty Retail
AutoZone Inc.(a)(b)	64,307	69,748,658	0.4
O’Reilly Automotive Inc.(b)	198,498	79,103,438	0.4
Other securities		346,653,138	1.7

		495,505,234	2.5

Technology Hardware, Storage & Peripherals
Other securities		168,022,028	0.8

Textiles, Apparel & Luxury Goods
Other securities		187,486,505	0.9

Thrifts & Mortgage Finance
Other securities		35,189,819	0.2

Trading Companies & Distributors
Other securities		175,083,181	0.9

SCHEDULE OF INVESTMENTS	27

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Transportation Infrastructure
Other securities		$7,604,566	0.0%

Water Utilities
Other securities		84,796,304	0.4

Wireless Telecommunication Services
Other securities		17,313,533	0.1

Total Common Stocks (Cost: $15,425,522,798)		19,949,972,872	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	1,176,440,223	1,177,028,443	5.9
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	25,718,000	25,718,000	0.1

		1,202,746,443	6.0

Total Short-Term Investments (Cost: $1,202,435,198)		1,202,746,443	6.0

Total Investments In Securities (Cost: $16,627,957,996)		21,152,719,315	105.7

Other Assets, Less Liabilities		(1,149,016,825)	(5.7)

Net Assets		$20,003,702,490	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	653,481,425	522,958,798	1,176,440,223	$1,177,028,443	$2,365,384	(b)	$(33,689)	$71,679
BlackRock Cash Funds: Treasury, SL Agency Shares	13,779,964	11,938,036	25,718,000	25,718,000	326,519		—	—

				$1,202,746,443	$2,691,903		$(33,689)	$71,679

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	124	12/20/19	$18,467	$(167,290)

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini	153	12/20/19	$29,651	$(306,940)

				$(474,230)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$474,230

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$4,108,048

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,100,936)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$36,689,570

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,949,972,872	$—	$—	$19,949,972,872
Money Market Funds	1,202,746,443	—	—	1,202,746,443

	$21,152,719,315	$—	$—	$21,152,719,315

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(474,230)	$—	$—	$(474,230)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	29

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
L3Harris Technologies Inc.	404,082	$84,307,668	0.8%
TransDigm Group Inc.	145,204	75,603,367	0.7
Other securities		135,336,059	1.2

		295,247,094	2.7

Air Freight & Logistics
Other securities		78,514,517	0.7

Airlines
Other securities		35,257,540	0.3

Auto Components
Other securities		5,420,215	0.1

Banks
Other securities		31,686,789	0.3

Beverages
Other securities		45,763,714	0.4

Biotechnology
Other securities		317,062,172	2.9

Building Products
Other securities		84,972,979	0.8

Capital Markets
MSCI Inc.	298,863	65,077,418	0.6
Other securities		204,134,410	1.9

		269,211,828	2.5

Chemicals
Other securities		58,502,972	0.5

Commercial Services & Supplies
Cintas Corp.	304,642	81,674,520	0.8
Copart Inc.(a)	717,221	57,614,363	0.5
Other securities		51,040,207	0.5

		190,329,090	1.8

Communications Equipment
Motorola Solutions Inc.	442,216	75,358,028	0.7
Other securities		85,985,091	0.8

		161,343,119	1.5

Construction & Engineering
Other securities		4,398,899	0.0

Construction Materials
Vulcan Materials Co.	438,566	66,328,722	0.6
Other securities		30,453,342	0.3

		96,782,064	0.9

Consumer Finance
Other securities		70,750,945	0.7

Containers & Packaging
Ball Corp.	1,201,365	87,471,386	0.8
Other securities		70,321,841	0.7

		157,793,227	1.5

Distributors
Other securities		33,187,717	0.3

Diversified Consumer Services
Other securities		51,491,169	0.5

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Other securities		$1,940,187	0.0%

Diversified Telecommunication Services
Other securities		27,770,982	0.3

Electrical Equipment
AMETEK Inc.(b)	656,098	60,242,918	0.6
Rockwell Automation Inc.	424,247	69,915,906	0.7
Other securities		31,661,825	0.2

		161,820,649	1.5

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A(b)	1,060,707	102,358,226	1.0
CDW Corp./DE	526,133	64,840,631	0.6
Keysight Technologies Inc.(a)(b)	681,277	66,254,188	0.6
Other securities		110,957,177	1.0

		344,410,222	3.2

Entertainment
Other securities		120,306,557	1.1

Equity Real Estate Investment Trusts (REITs)
SBA Communications Corp.	407,864	98,356,404	0.9
Other securities		185,038,089	1.7

		283,394,493	2.6

Food & Staples Retailing
Other securities		9,565,139	0.1

Food Products
Hershey Co. (The)	458,094	70,999,989	0.7
Other securities		108,625,665	1.0

		179,625,654	1.7

Health Care Equipment & Supplies
IDEXX Laboratories Inc.(a)(b)	308,862	83,988,844	0.8
ResMed Inc.	515,752	69,683,253	0.6
Teleflex Inc.(b)	167,564	56,929,869	0.5
Other securities		345,189,933	3.3

		555,791,899	5.2

Health Care Providers & Services
Other securities		222,951,191	2.1

Health Care Technology
Cerner Corp.	1,153,026	78,601,782	0.7
Veeva Systems Inc., Class A(a)(b)	471,524	71,997,000	0.7
Other securities		21,112,885	0.2

		171,711,667	1.6

Hotels, Restaurants & Leisure
Chipotle Mexican Grill Inc.(a)(b)	92,940	78,113,282	0.7
Hilton Worldwide Holdings Inc.	1,030,886	95,985,796	0.9
Other securities		278,181,960	2.6

		452,281,038	4.2

Household Durables
Other securities		112,896,828	1.0

Household Products
Church & Dwight Co. Inc.	893,820	67,251,017	0.6
Clorox Co. (The)	373,565	56,733,316	0.6

		123,984,333	1.2

Industrial Conglomerates
Other securities		25,672,237	0.2

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Insurance
Other securities		$94,344,425	0.9%

Interactive Media & Services
Twitter Inc.(a)	2,739,887	112,883,344	1.1
Other securities		61,811,087	0.5

		174,694,431	1.6

Internet & Direct Marketing Retail
Expedia Group Inc.	436,077	58,613,110	0.6
Other securities		68,400,774	0.6

		127,013,884	1.2

IT Services
Fiserv Inc.(a)(b)	2,052,445	212,612,778	2.0
FleetCor Technologies Inc.(a)	309,971	88,893,483	0.8
Global Payments Inc.	1,084,347	172,411,173	1.6
Paychex Inc.	1,167,905	96,667,497	0.9
Square Inc., Class A(a)(b)	1,234,903	76,502,241	0.7
Other securities		577,786,071	5.4

		1,224,873,243	11.4

Leisure Products
Other securities		76,548,467	0.7

Life Sciences Tools & Services
Mettler-Toledo International Inc.(a)(b)	88,817	62,562,695	0.6
Other securities		209,815,452	1.9

		272,378,147	2.5

Machinery
Ingersoll-Rand PLC	824,225	101,552,762	0.9
Other securities		337,581,309	3.2

		439,134,071	4.1

Media
Other securities		201,486,514	1.9

Metals & Mining
Other securities		9,379,854	0.1

Multiline Retail
Dollar General Corp.	886,318	140,871,383	1.3
Other securities		77,5 06,158	0.7

		218,377,541	2.0

Oil, Gas & Consumable Fuels
Other securities		136,377,991	1.3

Personal Products
Other securities		2,099,716	0.0

Pharmaceuticals
Other securities		26,590,079	0.2

Professional Services
CoStar Group Inc.(a)	130,762	77,568,018	0.7
IHS Markit Ltd.(a)(b)	904,490	60,492,291	0.6
Verisk Analytics Inc.	580,360	91,778,131	0.9
Other securities		133,884,342	1.2

		363,722,782	3.4

Real Estate Management & Development
Other securities		32,439,932	0.3

Road & Rail
Other securities		46,431,581	0.4

Security	Shares	Value	% of Net Assets

Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(a)(b)	3,645,805	$105,691,887	1.0%
KLA Corp.	580,218	92,515,760	0.9
Lam Research Corp.	460,624	106,454,813	1.0
Xilinx Inc.	924,615	88,670,578	0.8
Other securities		176,830,965	1.6

		570,164,003	5.3

Software
ANSYS Inc.(a)(b)	303,614	67,207,995	0.6
Cadence Design Systems Inc.(a)(b)	1,010,478	66,772,386	0.6
Palo Alto Networks Inc.(a)(b)	341,369	69,581,243	0.7
Splunk Inc.(a)(b)	544,966	64,229,693	0.6
Synopsys Inc.(a)	541,545	74,327,051	0.7
Other securities		797,900,724	7.4

		1,140,019,092	10.6

Specialty Retail
AutoZone Inc.(a)(b)	88,733	96,241,587	0.9
O’Reilly Automotive Inc.(a)(b)	273,833	109,125,189	1.0
Other securities		239,105,665	2.2

		444,472,441	4.1

Technology Hardware, Storage & Peripherals
Other securities		73,690,216	0.7

Textiles, Apparel & Luxury Goods
Lululemon Athletica Inc.(a)	428,987	82,592,867	0.8
Other securities		59,798,069	0.5

		142,390,936	1.3

Thrifts & Mortgage Finance
Other securities		8,757,851	0.1

Trading Companies & Distributors
Fastenal Co.	1,879,026	61,387,780	0.6
Other securities		73,289,518	0.7

		134,677,298	1.3

Total Common Stocks (Cost: $8,800,918,081)		10,741,903,621	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	1,017,278,316	1,017,786,955	9.5
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	13,262,000	13,262,000	0.1

		1,031,048,955	9.6

Total Short-Term Investments (Cost: $1,030,766,749)		1,031,048,955	9.6

Total Investments In Securities (Cost: $9,831,684,830)		11,772,952,576	109.4

Other Assets, Less Liabilities		(1,014,455,037)	(9.4)

Net Assets		$10,758,497,539	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

SCHEDULE OF INVESTMENTS	31

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Growth ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	648,331,897	368,946,419	1,017,278,316	$1,017,786,955	$1,222,954	(b)	$(22,388)	$75,168
BlackRock Cash Funds: Treasury, SL Agency Shares	11,938,307	1,323,693	13,262,000	13,262,000	143,958		—	—

				$1,031,048,955	$1,366,912		$(22,388)	$75,168

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	43	12/20/19	$6,404	$(76,099)
S&P MidCap 400 E-Mini	42	12/20/19	8,139	(112,280)

				$(188,379)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$188,379

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,275,193

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(390,151)

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Growth ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,720,698

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,741,903,621	$—	$—	$10,741,903,621
Money Market Funds	1,031,048,955	—	—	1,031,048,955

	$11,772,952,576	$—	$—	$11,772,952,576

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(188,379)	$—	$—	$(188,379)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	33

Summary Schedule of Investments (unaudited) September 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
L3Harris Technologies Inc.	260,634	$54,378,678	0.5%
Other securities		113,386,315	1.0

		167,764,993	1.5

Air Freight & Logistics
Other securities		21,687,053	0.2

Airlines
Other securities		89,520,829	0.8

Auto Components
Aptiv PLC	570,037	49,832,635	0.4
Other securities		59,786,436	0.6

		109,619,071	1.0

Automobiles
Other securities		20,401,609	0.2

Banks
Fifth Third Bancorp	1,740,692	47,660,147	0.4
M&T Bank Corp.	316,412	49,983,604	0.4
SunTrust Banks Inc.	1,052,747	72,428,993	0.7
Other securities		518,099,890	4.8

		688,172,634	6.3

Beverages
Other securities		25,909,160	0.2

Biotechnology
Other securities		42,422,336	0.4

Building Products
Other securities		81,675,431	0.7

Capital Markets
Northern Trust Corp.	468,876	43,755,508	0.4
State Street Corp.	884,242	52,338,284	0.5
T Rowe Price Group Inc.	389,750	44,528,937	0.4
Other securities		229,130,813	2.1

		369,753,542	3.4

Chemicals
Corteva Inc.(a)	1,781,061	49,869,708	0.5
Other securities		264,703,421	2.4

		314,573,129	2.9

Commercial Services & Supplies
Other securities		64,657,768	0.6

Communications Equipment
Other securities		73,405,753	0.7

Construction & Engineering
Other securities		65,715,366	0.6

Construction Materials
Other securities		33,452,395	0.3

Consumer Finance
Other securities		137,662,165	1.3

Containers & Packaging
Other securities		161,261,179	1.5

Distributors
Other securities		52,772,208	0.5

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$64,249,231	0.6%

Diversified Financial Services
Other securities		44,019,055	0.4

Diversified Telecommunication Services
Other securities		46,719,150	0.4

Electric Utilities
Edison International	831,132	62,683,975	0.6
Entergy Corp.	471,783	55,368,453	0.5
Eversource Energy	768,933	65,720,704	0.6
FirstEnergy Corp.	1,261,020	60,818,995	0.6
PPL Corp.	1,716,414	54,049,877	0.5
Xcel Energy Inc.	1,221,720	79,277,411	0.7
Other securities		159,449,663	1.4

		537,369,078	4.9

Electrical Equipment
Other securities		55,149,716	0.5

Electronic Equipment, Instruments & Components
Other securities		167,128,207	1.5

Energy Equipment & Services
Other securities		118,285,881	1.1

Entertainment
Other securities		93,504,474	0.9

Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities Inc.	330,453	71,156,445	0.6
Boston Properties Inc.	366,922	47,575,107	0.4
Digital Realty Trust Inc.	493,098	64,009,051	0.6
Equity Residential	868,205	74,891,363	0.7
Essex Property Trust Inc.	155,263	50,716,659	0.5
Realty Income Corp.	755,437	57,926,909	0.5
Ventas Inc.	883,750	64,540,263	0.6
Welltower Inc.	961,946	87,200,405	0.8
Weyerhaeuser Co.	1,767,645	48,963,767	0.4
Other securities		994,403,199	9.1

		1,561,383,168	14.2

Food & Staples Retailing
Kroger Co. (The)	1,886,254	48,627,628	0.5
Other securities		35,991,667	0.3

		84,619,295	0.8

Food Products
Archer-Daniels-Midland Co.	1,322,010	54,294,951	0.5
Tyson Foods Inc., Class A	683,002	58,833,792	0.5
Other securities		237,322,100	2.2

		350,450,843	3.2

Gas Utilities
Other securities		65,490,602	0.6

Health Care Equipment & Supplies
Zimmer Biomet Holdings Inc.	486,917	66,839,097	0.6
Other securities		123,074,897	1.1

		189,913,994	1.7

Health Care Providers & Services
McKesson Corp.	390,595	53,378,713	0.5
Other securities		206,177,083	1.9

		259,555,796	2.4

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Technology
Other securities		$678,171	0.0%

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	407,024	44,092,910	0.4
Other securities		160,818,823	1.5

		204,911,733	1.9

Household Durables
DR Horton Inc.	807,091	42,541,767	0.4
Other securities		157,351,388	1.4

		199,893,155	1.8

Household Products
Other securities		20,126,073	0.2

Independent Power and Renewable Electricity Producers
Other securities		76,116,600	0.7

Industrial Conglomerates
Other securities		2,600,218	0.0

Insurance
Hartford Financial Services Group Inc. (The)	854,955	51,818,823	0.5
Willis Towers Watson PLC	305,571	58,966,036	0.5
Other securities		583,208,961	5.3

		693,993,820	6.3

Interactive Media & Services
Other securities		29,843,713	0.3

Internet & Direct Marketing Retail
Other securities		15,250,423	0.1

IT Services
Other securities		151,108,044	1.4

Leisure Products
Other securities		14,618,771	0.1

Life Sciences Tools & Services
Agilent Technologies Inc.	665,384	50,988,376	0.5
Other securities		90,628,973	0.8

		141,617,349	1.3

Machinery
Cummins Inc.	365,032	59,379,755	0.6
PACCAR Inc.	805,106	56,365,471	0.5
Parker-Hannifin Corp.	303,799	54,869,137	0.5
Stanley Black & Decker Inc.	359,549	51,922,471	0.5
Other securities		226,543,412	2.0

		449,080,246	4.1

Marine
Other securities		11,581,109	0.1

Media
Other securities		213,020,897	1.9

Metals & Mining
Newmont Goldcorp Corp.	1,941,096	73,606,360	0.7
Other securities		126,515,914	1.1

		200,122,274	1.8

Mortgage Real Estate Investment
Other securities		107,245,985	1.0

Security	Shares	Value	% of Net Assets

Multi-Utilities
Ameren Corp.	581,264	$46,530,183	0.4%
CMS Energy Corp.	671,524	42,943,960	0.4
Consolidated Edison Inc.	790,047	74,635,740	0.7
DTE Energy Co.	433,487	57,636,431	0.5
Public Service Enterprise Group Inc.	1,198,237	74,386,553	0.7
Sempra Energy	651,949	96,234,192	0.9
WEC Energy Group Inc.	748,867	71,217,252	0.7
Other securities		75,633,772	0.6

		539,218,083	4.9

Multiline Retail
Other securities		65,753,777	0.6

Oil, Gas & Consumable Fuels
ONEOK Inc.	664,721	48,983,290	0.4
Williams Companies Inc. (The)	2,880,831	69,312,794	0.6
Other securities		364,545,774	3.4

		482,841,858	4.4

Paper & Forest Products
Other securities		5,389,978	0.0

Personal Products
Other securities		20,550,800	0.2

Pharmaceuticals
Other securities		99,550,535	0.9

Professional Services
Other securities		57,087,136	0.5

Real Estate Management & Development
Other securities		50,176,312	0.5

Road & Rail
Other securities		106,437,615	1.0

Semiconductors & Semiconductor Equipment
Other securities		233,268,075	2.1

Software
Other securities		62,365,254	0.6

Specialty Retail
Other securities		155,817,895	1.4

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	3,182,389	48,276,841	0.4
Other securities		54,491,027	0.5

		102,767,868	0.9

Textiles, Apparel & Luxury Goods
Other securities		75,623,898	0.7

Thrifts & Mortgage Finance
Other securities		26,170,717	0.2

Trading Companies & Distributors
Other securities		69,654,854	0.6

Transportation Infrastructure
Other securities		6,877,726	0.1

Water Utilities
American Water Works Co. Inc.	428,653	53,251,562	0.5
Other securities		22,952,063	0.2

		76,203,625	0.7

SCHEDULE OF INVESTMENTS	35

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$15,736,247	0.1%

Total Common Stocks (Cost: $9,987,752,804)		10,941,565,945	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(b)(c)(d)	335,609,016	335,776,820	3.1
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(b)(c)	15,069,000	15,069,000	0.1

		350,845,820	3.2

Total Short-Term Investments (Cost: $350,762,992)		350,845,820	3.2

Total Investments In Securities (Cost: $10,338,515,796)		11,292,411,765	102.9

Other Assets, Less Liabilities		(313,610,811)	(2.9)

Net Assets		$10,978,800,954	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2019. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	219,772,537	115,836,479	335,609,016	$335,776,820	$1,355,684	(b)	$(8,041)	$14,953
BlackRock Cash Funds: Treasury, SL Agency Shares	16,938,186	(1,869,186)	15,069,000	15,069,000	231,080		—	—

				$350,845,820	$1,586,764		$(8,041)	$14,953

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	84	12/20/19	$12,510	$(97,317)
S&P MidCap 400 E-Mini	122	12/20/19	23,643	(226,716)

				$(324,033)

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$324,033

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,857,711

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(936,921)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$29,812,517

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,941,565,945	$—	$—	$10,941,565,945
Money Market Funds	350,845,820	—	—	350,845,820

	$11,292,411,765	$—	$—	$11,292,411,765

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(324,033)	$—	$—	$(324,033)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	37

Statements of Assets and Liabilities  (unaudited)

September 30, 2019

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF	iShares Russell 2500 ETF	iShares Russell 3000 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$782,493,647	$5,744,306	$19,510,220	$9,581,786,389
Affiliated(c)	163,557,566	8,000	16,584,989	315,743,968
Cash	23,636	176	22,178	293,350
Cash pledged:
Futures contracts	86,710	—	—	1,078,459
Receivables:
Investments sold	1,678,980	—	—	1,108,407
Securities lending income — Affiliated	504,299	—	3,085	183,970
Variation margin on futures contracts	1,225	—	—	101,528
Dividends	730,821	6,584	24,736	8,755,938

Total assets	949,076,884	5,759,066	36,145,208	9,909,052,009

LIABILITIES
Collateral on securities loaned, at value	162,336,152	—	2,780,207	282,865,253
Payables:
Investments purchased	1,820,514	—	—	319,179
Investment advisory fees	395,428	711	1,915	1,577,720

Total liabilities	164,552,094	711	2,782,122	284,762,152

NET ASSETS	$784,524,790	$5,758,355	$33,363,086	$9,624,289,857

NET ASSETS CONSIST OF:
Paid-in capital	$985,872,911	$5,307,014	$31,367,868	$7,493,154,010
Accumulated earnings (loss)	(201,348,121)	451,341	1,995,218	2,131,135,847

NET ASSETS	$784,524,790	$5,758,355	$33,363,086	$9,624,289,857

Shares outstanding	8,900,000	200,000	750,000	55,400,000

Net asset value	$88.15	$28.79	$44.48	$173.72

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$153,220,448	$—	$2,728,533	$277,374,818
(b) Investments, at cost — Unaffiliated	$900,711,095	$5,730,312	$18,571,693	$7,575,033,781
(c) Investments, at cost — Affiliated	$163,482,115	$8,000	$16,496,707	$312,419,464

See notes to financial statements.

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2019

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$19,949,972,872	$10,741,903,621	$10,941,565,945
Affiliated(c)	1,202,746,443	1,031,048,955	350,845,820
Cash	498,655	510,076	117,294
Cash pledged:
Futures contracts	2,177,420	660,990	1,514,590
Receivables:
Securities lending income — Affiliated	594,143	281,613	346,355
Variation margin on futures contracts	294,648	87,465	213,450
Capital shares sold	222,298	—	—
Dividends	27,188,630	3,707,350	22,048,734

Total assets	21,183,695,109	11,778,200,070	11,316,652,188

LIABILITIES
Collateral on securities loaned, at value	1,176,810,325	1,017,547,620	335,702,788
Payables:
Capital shares redeemed	28,790	—	—
Investment advisory fees	3,153,504	2,154,911	2,148,446

Total liabilities	1,179,992,619	1,019,702,531	337,851,234

NET ASSETS	$20,003,702,490	$10,758,497,539	$10,978,800,954

NET ASSETS CONSIST OF:
Paid-in capital	$15,430,658,925	$8,417,849,534	$10,152,415,252
Accumulated earnings	4,573,043,565	2,340,648,005	826,385,702

NET ASSETS	$20,003,702,490	$10,758,497,539	$10,978,800,954

Shares outstanding	357,450,000	76,100,000	122,400,000

Net asset value	$55.96	$141.37	$89.70

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$1,159,078,114	$1,002,648,164	$329,949,174
(b) Investments, at cost — Unaffiliated	$15,425,522,798	$8,800,918,081	$9,987,752,804
(c) Investments, at cost — Affiliated	$1,202,435,198	$1,030,766,749	$350,762,992

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations  (unaudited)

Six Months Ended September 30, 2019

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF	iShares Russell 2500 ETF	iShares Russell 3000 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,906,697	$115,873	$179,703	$89,608,558
Dividends — Affiliated	17,987	194	104,256	479,054
Interest — Unaffiliated	1,015	—	—	10,240
Securities lending income — Affiliated — net	2,692,719	—	24,259	797,640
Foreign taxes withheld	(847)	—	(48)	(7,416)

Total investment income	7,617,571	116,067	308,170	90,888,076

EXPENSES
Investment advisory fees	2,557,710	7,079	26,021	9,418,073

Total expenses	2,557,710	7,079	26,021	9,418,073

Less:
Investment advisory fees waived	—	—	(14,321)	—

Total expenses after fees waived	2,557,710	7,079	11,700	9,418,073

Net investment income	5,059,861	108,988	296,470	81,470,003

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(57,689,271)	(46,047)	(39,650)	(24,855,138)
Investments — Affiliated	2,542	—	(52,039)	(66,884)
In-kind redemptions — Unaffiliated	82,222,778	610,682	784,436	287,098,520
In-kind redemptions — Affiliated	—	—	401,827	595,759
Futures contracts	127,006	—	—	1,680,104

Net realized gain	24,663,055	564,635	1,094,574	264,452,361

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(62,538,803)	(220,691)	(302,113)	140,622,231
Investments — Affiliated	15,799	—	(499,135)	331,805
Futures contracts	(34,213)	—	—	(692,109)

Net change in unrealized appreciation (depreciation)	(62,557,217)	(220,691)	(801,248)	140,261,927

Net realized and unrealized gain (loss)	(37,894,162)	343,944	293,326	404,714,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,834,301)	$452,932	$589,796	$486,184,291

See notes to financial statements.

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2019

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$152,795,051	$48,918,959	$109,566,378
Dividends — Affiliated	326,519	143,958	231,080
Interest — Unaffiliated	15,842	5,717	11,742
Securities lending income — Affiliated — net	2,365,384	1,222,954	1,355,684
Foreign taxes withheld	(16,642)	—	(15,989)

Total investment income	155,486,154	50,291,588	111,148,895

EXPENSES
Investment advisory fees	18,747,771	13,104,107	13,076,857

Total expenses	18,747,771	13,104,107	13,076,857

Net investment income	136,738,383	37,187,481	98,072,038

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(134,996,810)	(178,598,290)	(272,190,218)
Investments — Affiliated	(33,689)	(22,388)	(8,041)
In-kind redemptions — Unaffiliated	798,778,775	859,894,971	644,288,828
Futures contracts	4,108,048	1,275,193	1,857,711

Net realized gain	667,856,324	682,549,486	373,948,280

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	66,066,870	(228,406,675)	13,406,578
Investments — Affiliated	71,679	75,168	14,953
Futures contracts	(1,100,936)	(390,151)	(936,921)

Net change in unrealized appreciation (depreciation)	65,037,613	(228,721,658)	12,484,610

Net realized and unrealized gain	732,893,937	453,827,828	386,432,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$869,632,320	$491,015,309	$484,504,928

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

	iShares Micro-Cap ETF		iShares Russell 1000 Pure U.S. Revenue ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,059,861	$8,892,890	$108,988	$218,777
Net realized gain	24,663,055	75,501,021	564,635	179,185
Net change in unrealized appreciation (depreciation)	(62,557,217)	(114,908,385)	(220,691)	328,404

Net increase (decrease) in net assets resulting from operations	(32,834,301)	(30,514,474)	452,932	726,366

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,332,680)	(8,817,492)	(105,228)	(241,568)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(59,643,147)	42,291,916	(5,598,865)	1,389,350

NET ASSETS
Total increase (decrease) in net assets	(97,810,128)	2,959,950	(5,251,161)	1,874,148
Beginning of period	882,334,918	879,374,968	11,009,516	9,135,368

End of period	$784,524,790	$882,334,918	$5,758,355	$11,009,516

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Russell 2500 ETF		iShares Russell 3000 ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$296,470	$281,200	$81,470,003	$152,585,445
Net realized gain	1,094,574	1,076,444	264,452,361	1,290,797,916
Net change in unrealized appreciation (depreciation)	(801,248)	1,429,864	140,261,927	(582,245,180)

Net increase in net assets resulting from operations	589,796	2,787,508	486,184,291	861,138,181

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(277,628)	(470,543)	(93,020,946)	(158,641,466)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,251,083)	26,499,514	(147,918,239)	494,421,549

NET ASSETS
Total increase (decrease) in net assets	(1,938,915)	28,816,479	245,245,106	1,196,918,264
Beginning of period	35,302,001	6,485,522	9,379,044,751	8,182,126,487

End of period	$33,363,086	$35,302,001	$9,624,289,857	$9,379,044,751

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets  (continued)

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$136,738,383	$272,445,150	$37,187,481	$79,818,351
Net realized gain	667,856,324	443,022,956	682,549,486	739,825,641
Net change in unrealized appreciation (depreciation)	65,037,613	432,404,964	(228,721,658)	191,637,305

Net increase in net assets resulting from operations	869,632,320	1,147,873,070	491,015,309	1,011,281,297

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(142,457,712)	(314,222,303)	(31,490,064)	(80,734,366)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	682,991,786	771,851,005	81,107,455	725,664,212

NET ASSETS
Total increase in net assets	1,410,166,394	1,605,501,772	540,632,700	1,656,211,143
Beginning of period	18,593,536,096	16,988,034,324	10,217,864,839	8,561,653,696

End of period	$20,003,702,490	$18,593,536,096	$10,758,497,539	$10,217,864,839

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Russell Mid-Cap Value ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$98,072,038	$210,115,925
Net realized gain	373,948,280	467,891,937
Net change in unrealized appreciation (depreciation)	12,484,610	(385,670,315)

Net increase in net assets resulting from operations	484,504,928	292,337,547

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(111,310,885)	(247,588,982)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(612,400,101)	639,966,655

NET ASSETS
Total increase (decrease) in net assets	(239,206,058)	684,715,220
Beginning of period	11,218,007,012	10,533,291,792

End of period	$10,978,800,954	$11,218,007,012

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$92.88		$96.11	$85.68	$68.00	$79.25	$77.27

Net investment income(a)	0.54		0.89	0.79	0.85	0.96	0.88
Net realized and unrealized gain (loss)(b)	(4.69)		(3.24)	10.68	17.82	(11.18)	2.05

Net increase (decrease) from investment operations	(4.15)		(2.35)	11.47	18.67	(10.22)	2.93

Distributions(c)
From net investment income	(0.58)		(0.88)	(1.04)	(0.99)	(1.03)	(0.95)

Total distributions	(0.58)		(0.88)	(1.04)	(0.99)	(1.03)	(0.95)

Net asset value, end of period	$88.15		$92.88	$96.11	$85.68	$68.00	$79.25

Total Return
Based on net asset value	(4.49	)%(d)	(2.48)%	13.43%	27.60%	(12.98)%	3.87%

Ratios to Average Net Assets
Total expenses	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	1.19	%(e)	0.91%	0.86%	1.09%	1.29%	1.19%

Supplemental Data
Net assets, end of period (000)	$784,525		$882,335	$879,375	$852,535	$693,633	$935,138

Portfolio turnover rate(f)	15	%(d)	25%	22%	21%	25%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Pure U.S. Revenue ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Period From 08/08/17 (a) to 03/31/18

Net asset value, beginning of period	$27.52		$26.10	$24.97

Net investment income(b)	0.33		0.59	0.36
Net realized and unrealized gain(c)	1.32		1.48	1.03

Net increase from investment operations	1.65		2.07	1.39

Distributions(d)
From net investment income	(0.38)		(0.65)	(0.26)

Total distributions	(0.38)		(0.65)	(0.26)

Net asset value, end of period	$28.79		$27.52	$26.10

Total Return
Based on net asset value	6.03	%(e)	8.00%	5.59	%(e)

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15	%(f)

Net investment income	2.31	%(f)	2.18%	2.09	%(f)

Supplemental Data
Net assets, end of period (000)	$5,758		$11,010	$9,135

Portfolio turnover rate(g)	6	%(e)	12%	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 2500 ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Period From 07/06/17 (a) to 03/31/18

Net asset value, beginning of period	$44.13		$43.24	$39.34

Net investment income(b)	0.38		0.65	0.42
Net realized and unrealized gain(c)	0.33		1.22	3.88

Net increase from investment operations	0.71		1.87	4.30

Distributions(d)
From net investment income	(0.36)		(0.62)	(0.40)
From net realized gain	—		(0.36)	—
Return of capital	—		—	(0.00	)(e)

Total distributions	(0.36)		(0.98)	(0.40)

Net asset value, end of period	$44.48		$44.13	$43.24

Total Return
Based on net asset value	1.61	%(f)	4.49%	10.96	%(f)

Ratios to Average Net Assets
Total expenses	0.15	%(g)	0.15%	0.15	%(g)

Total expenses after fees waived	0.07	%(g)	0.06%	0.07	%(g)

Net investment income	1.71	%(g)	1.49%	1.37	%(g)

Supplemental Data
Net assets, end of period (000)	$33,363		$35,302	$6,486

Portfolio turnover rate(h)	12	%(f)	12%	5	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$166.74		$156.30	$139.89	$120.86	$123.93	$112.36

Net investment income(a)	1.48		2.78	2.53	2.34	2.23	2.06
Net realized and unrealized gain (loss)(b)	7.19		10.52	16.45	19.07	(2.84)	11.56

Net increase (decrease) from investment operations	8.67		13.30	18.98	21.41	(0.61)	13.62

Distributions(c)
From net investment income	(1.69)		(2.86)	(2.57)	(2.38)	(2.46)	(2.05)

Total distributions	(1.69)		(2.86)	(2.57)	(2.38)	(2.46)	(2.05)

Net asset value, end of period	$173.72		$166.74	$156.30	$139.89	$120.86	$123.93

Total Return
Based on net asset value	5.22	%(d)	8.59%	13.64%	17.87%	(0.47)%	12.18%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.73	%(e)	1.72%	1.68%	1.81%	1.85%	1.74%

Supplemental Data
Net assets, end of period (000)	$9,624,290		$9,379,045	$8,182,126	$7,379,312	$6,012,841	$6,400,926

Portfolio turnover rate(f)	2	%(d)	5%	4%	4%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)

Net asset value, beginning of period	$53.93		$51.61	$46.82	$40.76	$43.27	$38.68

Net investment income(b)	0.39		0.81	0.76	0.68	0.65	0.57
Net realized and unrealized gain (loss)(c)	2.04		2.44	4.84	6.12	(2.46)	4.63

Net increase (decrease) from investment operations	2.43		3.25	5.60	6.80	(1.81)	5.20

Distributions(d)
From net investment income	(0.40)		(0.93)	(0.81)	(0.74)	(0.70)	(0.61)

Total distributions	(0.40)		(0.93)	(0.81)	(0.74)	(0.70)	(0.61)

Net asset value, end of period	$55.96		$53.93	$51.61	$46.82	$40.76	$43.27

Total Return
Based on net asset value	4.52	%(e)	6.38%	12.02%	16.79%	(4.18)%	13.51%

Ratios to Average Net Assets
Total expenses	0.19%(f)		0.19%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.41%(f)		1.55%	1.53%	1.56%	1.58%	1.39%

Supplemental Data
Net assets, end of period (000)	$20,003,702		$18,593,536	$16,988,034	$15,468,666	$12,171,212	$12,625,202

Portfolio turnover rate(g)	8	%(e)	11%	10%	11%	11%	10%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on October 25, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$135.61		$122.92	$103.80	$92.16	$97.98	$85.83

Net investment income(a)	0.48		1.12	0.96	0.91	0.96	0.86
Net realized and unrealized gain (loss)(b)	5.69		12.69	19.16	11.78	(5.78)	12.23

Net increase (decrease) from investment operations	6.17		13.81	20.12	12.69	(4.82)	13.09

Distributions(c)
From net investment income	(0.41)		(1.12)	(1.00)	(1.05)	(1.00)	(0.94)

Total distributions	(0.41)		(1.12)	(1.00)	(1.05)	(1.00)	(0.94)

Net asset value, end of period	$141.37		$135.61	$122.92	$103.80	$92.16	$97.98

Total Return
Based on net asset value	4.55	%(d)	11.28%	19.46%	13.85%	(4.91)%	15.33%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.25%	0.25%	0.25%

Net investment income	0.68	%(e)	0.88%	0.84%	0.94%	1.03%	0.95%

Supplemental Data
Net assets, end of period (000)	$10,758,498		$10,217,865	$8,561,654	$7,240,120	$6,059,739	$6,442,307

Portfolio turnover rate(f)	20	%(d)	20%	24%	27%	22%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15

Net asset value, beginning of period	$86.86		$86.44	$83.02	$70.95	$75.23	$68.74

Net investment income(a)	0.80		1.67	1.69	1.55	1.45	1.28
Net realized and unrealized gain (loss)(b)	2.96		0.70	3.48	12.18	(4.16)	6.57

Net increase (decrease) from investment operations	3.76		2.37	5.17	13.73	(2.71)	7.85

Distributions(c)
From net investment income	(0.92)		(1.95)	(1.75)	(1.66)	(1.57)	(1.36)

Total distributions	(0.92)		(1.95)	(1.75)	(1.66)	(1.57)	(1.36)

Net asset value, end of period	$89.70		$86.86	$86.44	$83.02	$70.95	$75.23

Total Return
Based on net asset value	4.35	%(d)	2.78%	6.28%	19.51%	(3.56)%	11.48%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.25%	0.25%	0.25%

Net investment income	1.81	%(e)	1.93%	1.98%	2.00%	2.05%	1.77%

Supplemental Data
Net assets, end of period (000)	$10,978,801		$11,218,007	$10,533,292	$9,555,303	$6,850,265	$7,281,905

Portfolio turnover rate(f)	17	%(d)	25%	20%	21%	25%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Micro-Cap	Diversified
Russell 1000 Pure U.S. Revenue	Non-diversified
Russell 2500	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Micro-Cap
Barclays Bank PLC	$3,247,363	$3,247,363	$—	$—
Barclays Capital Inc.	6,483,254	6,483,254	—	—
BMO Capital Markets	336	336	—	—
BNP Paribas New York Branch	1,972	1,972	—	—
BNP Paribas Prime Brokerage International Ltd.	5,799,768	5,799,768	—	—
BNP Paribas Securities Corp.	720,699	720,699	—	—
BofA Securities, Inc.	10,696,041	10,696,041	—	—
Citigroup Global Markets Inc.	11,644,271	11,644,271	—	—
Credit Suisse AG Dublin Branch	6,347,592	6,347,592	—	—
Credit Suisse Securities (USA) LLC	5,690,936	5,690,936	—	—
Deutsche Bank Securities Inc.	2,338,010	2,338,010	—	—
Goldman Sachs & Co.	18,127,237	18,127,237	—	—
HSBC Bank PLC	1,459,794	1,459,794	—	—
ING Financial Markets LLC	1,752	1,752	—	—
Jefferies LLC	758,606	758,606	—	—
JPMorgan Securities LLC	28,028,972	28,028,972	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	25,012,682	25,012,682	—	—
National Financial Services LLC	6,716,101	6,716,101	—	—
Nomura Securities International Inc.	214,240	214,240	—	—
RBC Capital Markets LLC	1,039,390	1,039,390	—	—
Scotia Capital (USA) Inc.	1,529,774	1,529,774	—	—
SG Americas Securities LLC	981,508	981,508	—	—
State Street Bank & Trust Company	1,307,674	1,307,674	—	—
TD Prime Services LLC	219,711	219,711	—	—
UBS AG	3,575,244	3,575,244	—	—
UBS Securities LLC	1,435,259	1,435,259	—	—
Virtu Americas LLC	474,269	474,269	—	—
Wells Fargo Securities LLC	9,367,993	9,367,993	—	—

	$153,220,448	$153,220,448	$—	$—

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Russell 2500
Barclays Bank PLC	$217,974	$217,974	$—	$—
BNP Paribas Securities Corp.	29,439	29,439	—	—
BofA Securities, Inc.	488,074	488,074	—	—
Citadel Clearing LLC	33,250	33,250	—	—
Citigroup Global Markets Inc.	542,061	542,061	—	—
Credit Suisse AG Dublin Branch	96,964	96,964	—	—
Credit Suisse Securities (USA) LLC	121,020	121,020	—	—
HSBC Bank PLC	27,187	27,187	—	—
Jefferies LLC	253,482	253,482	—	—
JPMorgan Securities LLC	344,068	344,068	—	—
Scotia Capital (USA) Inc	223	223	—	—
SG Americas Securities LLC	207,563	207,563	—	—
TD Prime Services LLC	10,536	10,517	—	(19	)(b)
UBS AG	173,894	173,894	—	—
Wells Fargo Bank, National Association	71,083	71,083	—	—
Wells Fargo Securities LLC	111,715	111,715	—	—

	$2,728,533	$2,728,514	$—	$(19)

Russell 3000
Barclays Bank PLC	$12,766,659	$12,766,659	$—	$—
Barclays Capital Inc.	9,173,823	9,173,823	—	—
BMO Capital Markets	198,269	198,269	—	—
BNP Paribas Prime Brokerage International Ltd.	24,158,440	24,158,440	—	—
BNP Paribas Securities Corp.	87,537	87,537	—	—
BofA Securities, Inc.	26,928,911	26,928,911	—	—
Citadel Clearing LLC	83,099	83,099	—	—
Citigroup Global Markets Inc.	27,753,872	27,753,872	—	—
Credit Suisse AG Dublin Branch	13,319,787	13,319,787	—	—
Credit Suisse Securities (USA) LLC	2,291,514	2,291,514	—	—
Deutsche Bank Securities Inc.	2,659,488	2,659,488	—	—
Goldman Sachs & Co.	43,805,240	43,805,240	—	—
HSBC Bank PLC	5,226,384	5,226,384	—	—
ING Financial Markets LLC	23,712	23,712	—	—
Jefferies LLC	2,751,874	2,751,874	—	—
JPMorgan Securities LLC	45,981,931	45,981,931	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	33,136,454	33,136,454	—	—
National Financial Services LLC	1,351,454	1,351,454	—	—
Nomura Securities International Inc.	352,264	352,264	—	—
RBC Capital Markets LLC	1,093,371	1,093,371	—	—
Scotia Capital (USA) Inc.	291,886	291,886	—	—
SG Americas Securities LLC	1,039,739	1,039,739	—	—
State Street Bank & Trust Company	1,709,827	1,709,827	—	—
TD Prime Services LLC	290,196	290,196	—	—
UBS AG	10,573,494	10,573,494	—	—
UBS Securities LLC	2,469,972	2,469,972	—	—
Virtu Americas, LLC	1,351,642	1,351,642	—	—
Wells Fargo Securities LLC	6,503,979	6,503,979	—	—

	$277,374,818	$277,374,818	$—	$—

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Russell Mid-Cap
Barclays Bank PLC	$15,706,922	$15,706,922	$—	$—
Barclays Capital Inc.	40,427,423	40,427,423	—	—
BMO Capital Markets	47,567	47,567	—	—
BNP Paribas Prime Brokerage International Ltd.	101,233,045	101,233,045	—	—
BNP Paribas Securities Corp.	73,711	73,711	—	—
BofA Securities, Inc.	101,261,780	101,261,780	—	—
Citadel Clearing LLC	14,321,142	14,136,220	—	(184,922	)(b)
Citigroup Global Markets Inc.	71,155,048	71,155,048	—	—
Credit Suisse AG Dublin Branch	53,220,282	53,220,282	—	—
Credit Suisse Securities (USA) LLC	3,796,508	3,796,508	—	—
Deutsche Bank Securities Inc.	11,397,813	11,397,813	—	—
Goldman Sachs & Co.	173,377,921	173,377,921	—	—
HSBC Bank PLC	10,359,707	10,359,707	—	—
Jefferies LLC	1,012,940	1,012,940	—	—
JPMorgan Securities LLC	289,920,492	289,920,492	—	—
Mizuho Securities USA Inc.	59,325	59,325	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	127,787,035	127,787,035	—	—
National Financial Services LLC	4,501	4,501	—	—
RBC Capital Markets LLC	610,092	610,092	—	—
Scotia Capital (USA) Inc.	572,088	572,088	—	—
SG Americas Securities LLC	5,504,506	5,504,506	—	—
State Street Bank & Trust Company	4,098,239	4,098,239	—	—
TD Prime Services LLC	4,090,176	4,090,176	—	—
UBS AG	35,548,105	35,548,105	—	—
UBS Securities LLC	40,763,643	40,763,643	—	—
Virtu Americas LLC	5,786,825	5,786,825	—	—
Wells Fargo Securities LLC	46,941,278	46,941,278	—	—

	$1,159,078,114	$1,158,893,192	$—	$(184,922)

Russell Mid-Cap Growth
Barclays Bank PLC	$29,533,572	$29,533,572	$—	$—
Barclays Capital Inc.	20,930,992	20,930,992	—	—
BNP Paribas Prime Brokerage International Ltd.	52,008,119	52,008,119	—	—
BNP Paribas Securities Corp.	1,848,898	1,848,898	—	—
BofA Securities, Inc.	61,769,018	61,769,018	—	—
Citadel Clearing LLC	2,498,398	2,498,398	—	—
Citigroup Global Markets Inc.	59,135,857	59,135,857	—	—
Credit Suisse AG Dublin Branch	52,383,303	52,383,303	—	—
Credit Suisse Securities (USA) LLC	13,476,067	13,476,067	—	—
Goldman Sachs & Co.	136,860,340	136,860,340	—	—
HSBC Bank PLC	15,275,488	15,275,488	—	—
Jefferies LLC	1,802,898	1,802,898	—	—
JPMorgan Securities LLC	245,639,840	245,639,840	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	109,798,592	109,798,592	—	—
National Financial Services LLC	7,412,498	7,412,498	—	—
Nomura Securities International Inc.	369,550	369,550	—	—
Scotia Capital (USA) Inc.	342,448	342,448	—	—
SG Americas Securities LLC	127,502	127,502	—	—
State Street Bank & Trust Company	2,577,274	2,577,274	—	—
TD Prime Services LLC	37,760,415	37,760,415	—	—
UBS AG	34,898,848	34,898,848	—	—
UBS Securities LLC	36,280,955	36,280,955	—	—
Virtu Americas LLC	1,766,893	1,766,893	—	—
Wells Fargo Bank, National Association	37,711,278	37,711,278	—	—
Wells Fargo Securities LLC	40,439,121	40,439,121	—	—

	$1,002,648,164	$1,002,648,164	$—	$—

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Russell Mid-Cap Value
Barclays Bank PLC	$8,773,084	$8,773,084	$—	$—
Barclays Capital Inc.	15,666,570	15,666,570	—	—
BNP Paribas Prime Brokerage International Ltd.	23,853,733	23,853,733	—	—
BNP Paribas Securities Corp.	16,332	16,332	—	—
BofA Securities, Inc.	36,051,433	36,051,433	—	—
Citigroup Global Markets Inc.	14,990,565	14,990,565	—	—
Credit Suisse AG Dublin Branch	17,934,892	17,934,892	—	—
Deutsche Bank Securities Inc.	2,194,862	2,194,862	—	—
Goldman Sachs & Co.	50,093,280	50,093,280	—	—
HSBC Bank PLC	1,501,839	1,501,839	—	—
Jefferies LLC	174,247	174,247	—	—
JPMorgan Securities LLC	64,494,133	64,494,133	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	60,190,279	60,190,279	—	—
National Financial Services LLC	950,222	950,222	—	—
SG Americas Securities LLC	6,573,441	6,573,441	—	—
State Street Bank & Trust Company	5,891,184	5,891,184	—	—
TD Prime Services LLC	7,134	7,134	—	—
UBS AG	1,256,168	1,256,168	—	—
UBS Securities LLC	9,696,821	9,696,821	—	—
Virtu Americas LLC	515,837	512,663	—	(3,174	)(b)
Wells Fargo Securities LLC	9,123,118	9,123,118	—	—

	$329,949,174	$329,946,000	$—	$(3,174)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

58	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Micro-Cap	0.60%
Russell 1000 Pure U.S. Revenue	0.15
Russell 2500	0.15
Russell 3000	0.20

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Micro-Cap	$1,004,321
Russell 2500	10,091
Russell 3000	328,891
Russell Mid-Cap	953,775
Russell Mid-Cap Growth	523,643
Russell Mid-Cap Value	522,689

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Micro-Cap	$12,293,264	$56,536,554	$(8,575,735)
Russell 3000	43,672,869	23,212,292	(1,714,520)
Russell Mid-Cap	584,483,163	436,039,890	(92,948,539)
Russell Mid-Cap Growth	961,951,006	1,123,645,822	(136,135,944)
Russell Mid-Cap Value	1,032,791,392	534,048,011	(124,151,788)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$131,812,541	$129,685,989
Russell 1000 Pure U.S. Revenue	618,032	603,939
Russell 2500	4,043,319	4,028,091
Russell 3000	231,034,411	244,515,676
Russell Mid-Cap	1,529,674,736	1,525,910,155
Russell Mid-Cap Growth	2,232,724,113	2,270,495,046
Russell Mid-Cap Value	1,830,869,621	1,813,309,440

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Micro-Cap	$141,290,140	$200,829,156
Russell 1000 Pure U.S. Revenue	1,375,501	6,964,862
Russell 2500	6,528,322	8,769,275
Russell 3000	422,887,014	568,508,652
Russell Mid-Cap	2,244,145,824	1,557,125,707
Russell Mid-Cap Growth	2,516,716,060	2,391,469,835
Russell Mid-Cap Value	1,559,357,492	2,174,535,550

60	2019 ISHARE SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Micro-Cap	$68,071,091
Russell 1000 Pure U.S. Revenue	59,075
Russell 3000	13,580,244
Russell Mid-Cap	197,898,153
Russell Mid-Cap Growth	205,704,348
Russell Mid-Cap Value	133,225,431

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Micro-Cap	$1,103,684,266	$92,410,436	$(250,060,808)	$(157,650,372)
Russell 1000 Pure U.S. Revenue	5,810,285	431,883	(489,862)	(57,979)
Russell 2500	35,157,247	1,947,916	(1,009,954)	937,962
Russell 3000	8,020,770,430	2,534,615,253	(658,111,155)	1,876,504,098
Russell Mid-Cap	17,042,813,656	5,642,810,903	(1,533,379,474)	4,109,431,429
Russell Mid-Cap Growth	9,914,456,975	2,245,712,994	(387,405,772)	1,858,307,222
Russell Mid-Cap Value	10,692,573,144	1,777,341,914	(1,177,827,326)	599,514,588

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares		Amount
Micro-Cap
Shares sold	1,600,000	$144,073,334	3,800,000		$388,562,080
Shares redeemed	(2,200,000)	(203,716,481)	(3,450,000)		(346,270,164)

Net increase(decrease)	(600,000)	$(59,643,147)	350,000		$42,291,916

Russell 1000 Pure U.S. Revenue
Shares sold	50,000	$1,383,209	100,000		$2,838,097
Shares redeemed	(250,000)	(6,982,074)	(50,000)		(1,448,747)

Net increase(decrease)	(200,000)	$(5,598,865)	50,000		$1,389,350

Russell 2500
Shares sold	150,000	$6,626,393	800,000		$33,077,041
Shares redeemed	(200,000)	(8,877,476)	(150,000)		(6,577,527)

Net increase(decrease)	(50,000)	$(2,251,083)	650,000		$26,499,514

Russell 3000
Shares sold	2,500,000	$426,116,651	19,350,000		$3,020,564,926
Shares redeemed	(3,350,000)	(574,034,890)	(15,450,000)		(2,526,143,377)

Net increase(decrease)	(850,000)	$(147,918,239)	3,900,000		$494,421,549

Russell Mid-Cap
Shares sold	41,050,000	$2,264,532,505	39,450,000	(a)	$2,030,090,653
Shares redeemed	(28,400,000)	(1,581,540,719)	(23,850,000	)(a)	(1,258,239,648)

Net increase	12,650,000	$682,991,786	15,600,000		$771,851,005

Russell Mid-Cap Growth
Shares sold	18,050,000	$2,527,592,956	26,350,000		$3,377,324,968
Shares redeemed	(17,300,000)	(2,446,485,501)	(20,650,000)		(2,651,660,756)

Net increase	750,000	$81,107,455	5,700,000		$725,664,212

Russell Mid-Cap Value
Shares sold	18,050,000	$1,581,612,239	32,850,000		$2,858,364,642
Shares redeemed	(24,800,000)	(2,194,012,340)	(25,550,000)		(2,218,397,987)

Net increase(decrease)	(6,750,000)	$(612,400,101)	7,300,000		$639,966,655

(a)	Share transactions reflect a four-for-one stock split effective after the close of trading on October 25, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

62	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

11. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 3000 ETF, iShares Russell MidCap ETF and iShares Russell MidCap Value ETF received proceeds of $518,568, $2,662,268 and $4,836,058, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	63

Board Review and Approval of Investment Advisory Contract

iShares Micro-Cap ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

64	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell 1000 Pure U.S. Revenue ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Board Review and Approval of Investment Advisory Contract  (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary

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Board Review and Approval of Investment Advisory Contract  (continued)

revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell 2500 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees

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Board Review and Approval of Investment Advisory Contract  (continued)

(the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell 3000 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c)

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Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell Mid-Cap ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c)

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Board Review and Approval of Investment Advisory Contract  (continued)

Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell Mid-Cap Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c)

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Board Review and Approval of Investment Advisory Contract  (continued)

Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Russell Mid-Cap Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	75

Board Review and Approval of Investment Advisory Contract  (continued)

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale

76	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Micro-Cap(a)	$0.533392	$—	$0.050982	$0.584374	91%	—%	9%	100%
Russell 1000 Pure U.S. Revenue(a)	0.365451	—	0.018152	0.383603	95	—	5	100
Russell 2500(a)	0.279208	—	0.080900	0.360108	78	—	22	100
Russell 3000(a)	1.652349	—	0.036991	1.689340	98	—	2	100
Russell Mid-Cap(a)	0.379174	—	0.024005	0.403179	94	—	6	100
Russell Mid-Cap Growth(a)	0.407863	—	0.004682	0.412545	99	—	1	100
Russell Mid-Cap Value(a)	0.836501	—	0.081223	0.917724	91	—	9	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

78	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

GENERAL INFORMATION	79

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

80	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-306-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Focused Value Factor ETF | FOVL | NYSE Arca
•	iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX
•	iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
•	iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
•	iShares U.S. Home Construction ETF | ITB | Cboe BZX
•	iShares U.S. Infrastructure ETF | IFRA | Cboe BZX
•	iShares U.S. Insurance ETF | IAK | NYSE Arca
•	iShares U.S. Medical Devices ETF | IHI | NYSE Arca
•	iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX
•	iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
•	iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
•	iShares U.S. Real Estate ETF | IYR | NYSE Arca
•	iShares U.S. Regional Banks ETF | IAT | NYSE Arca
•	iShares U.S. Telecommunications ETF | IYZ | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® Focused Value Factor ETF

Investment Objective

The iShares Focused Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large-and mid-capitalization stocks with prominent value characteristics, as represented by the Focused Value Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception

Fund NAV	2.20%	0.54%
Fund Market	2.12	0.44
Index	2.40	0.75

The inception date of the Fund was 3/19/19. The first day of secondary market trading was 3/21/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,022.00	$1.26		$1,000.00	$1,023.80	$1.26		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	22.9%
Insurance	17.4
Transportation	13.8
Utilities	12.1
Energy	8.8
Automobiles & Components	6.5
Real Estate	5.3
Technology Hardware & Equipment	2.7
Diversified Financials	2.3
Capital Goods	2.2
Media & Entertainment	2.2
Retailing	1.9
Materials	1.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
RenaissanceRe Holdings Ltd.	3.5%
Edison International	3.3
Entergy Corp.	3.3
Kimco Realty Corp.	3.1
Copa Holdings SA, Class A	3.0
Allstate Corp. (The)	2.9
Knight-Swift Transportation Holdings Inc.	2.9
Loews Corp.	2.9
Avangrid Inc.	2.9
Aflac Inc.	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	3

Fund Summary as of September 30, 2019	iShares® U.S. Aerospace & Defense ETF

Investment Objective

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	13.24%	4.86%	17.12%	18.13%	4.86%	120.41%	428.97%
Fund Market	13.25	4.84	17.12	18.14	4.84	120.35	429.52
Index	13.49	5.37	17.65	18.62	5.37	125.37	451.70

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,132.40	$ 2.29		$ 1,000.00	$ 1,022.80	$ 2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Aerospace & Defense	98.5%
Industrial Machinery	1.2
Leisure Products	0.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Boeing Co. (The)	22.4%
United Technologies Corp.	15.9
Lockheed Martin Corp.	6.9
Northrop Grumman Corp.	4.7
TransDigm Group Inc.	4.7
Raytheon Co.	4.6
L3Harris Technologies Inc.	4.5
General Dynamics Corp.	4.4
Teledyne Technologies Inc.	3.4
Textron Inc.	3.3

(a)	Excludes money market funds.

4	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2019	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Investment Objective

The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.14%	5.17%	12.12%	9.84%	5.17%	77.22%	155.52%
Fund Market	10.14	5.17	12.10	9.85	5.17	77.05	155.83
Index	10.37	5.53	12.57	10.20	5.53	80.80	164.07

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,101.40	$ 2.26		$ 1,000.00	$ 1,022.80	$ 2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Investment Banking & Brokerage	62.4%
Financial Exchanges & Data	37.4
Asset Management & Custody Banks	0.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
CME Group Inc.	19.1%
Goldman Sachs Group Inc. (The)	16.9
Morgan Stanley	9.4
Intercontinental Exchange Inc.	4.7
Nasdaq Inc.	4.6
Cboe Global Markets Inc.	4.6
E*TRADE Financial Corp.	4.5
Charles Schwab Corp. (The)	4.5
Raymond James Financial Inc.	4.4
MarketAxess Holdings Inc.	4.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2019	iShares® U.S. Healthcare Providers ETF

Investment Objective

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.38)%	(15.56)%	9.76%	15.17%	(15.56)%	59.32%	310.72%
Fund Market	(3.37)	(15.58)	9.76	15.18	(15.58)	59.31	310.98
Index	(3.19)	(15.22)	10.23	15.61	(15.22)	62.72	326.46

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 966.20	$ 2.11		$ 1,000.00	$ 1,022.80	$ 2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Managed Health Care	45.8%
Health Care Services	36.8
Health Care Facilities	13.4
Health Care Technology	3.4
Life Sciences Tools & Services	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
UnitedHealth Group Inc.	22.0%
CVS Health Corp.	15.2
Anthem Inc.	8.0
Laboratory Corp. of America Holdings	4.5
Cigna Corp.	4.4
Centene Corp.	4.4
Humana Inc.	4.4
HCA Healthcare Inc.	4.4
Quest Diagnostics Inc.	4.0
WellCare Health Plans Inc.	3.6

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2019	iShares® U.S. Home Construction ETF

Investment Objective

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	23.12%	23.26%	14.50%	13.97%	23.26%	96.76%	269.90%
Fund Market	23.19	23.33	14.50	13.99	23.33	96.81	270.28
Index	23.43	23.83	14.98	14.52	23.83	100.97	288.00

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,231.20	$2.40		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Homebuilding	66.0%
Building Products	13.1
Home Improvement Retail	9.5
Specialty Chemicals	4.6
Home Furnishings	3.2
Trading Companies & Distributors	1.9
Other (each representing less than 1%)	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
DR Horton Inc.	13.5%
Lennar Corp., Class A	12.1
NVR Inc.	9.7
PulteGroup Inc.	7.2
Sherwin-Williams Co. (The)	4.6
Home Depot Inc. (The)	4.4
Lowe’s Companies Inc.	4.2
Toll Brothers Inc.	4.0
Masco Corp.	2.9
TopBuild Corp.	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2019	iShares® U.S. Infrastructure ETF

Investment Objective

The iShares U.S. Infrastructure ETF (the “Fund”) seeks to track the investment results of an index equities of U.S. companies that have infrastructure exposure and that could benefit from a potential increase in domestic infrastructure activities, as represented by the NYSE® FactSet U.S. Infrastructure IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.12%	4.78%	8.72%	4.78%	13.32%
Fund Market	6.16	4.67	8.71	4.67	13.31
Index	6.30	5.22	9.20	5.22	14.03

The inception date of the Fund was 4/3/18. The first day of secondary market trading was 4/5/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,061.20	$2.06		$1,000.00	$1,023.00	$2.02		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	17.3%
Multi-Utilities	10.8
Construction & Engineering	10.2
Building Products	7.8
Steel	6.8
Gas Utilities	6.4
Water Utilities	5.7
Oil & Gas Storage & Transportation	5.2
Commodity Chemicals	4.5
Construction Machinery & Heavy Trucks	3.3
Construction Materials	3.2
Railroads	2.8
Industrial Machinery	2.5
Specialty Chemicals	2.5
Independent Power Producers & Energy Traders	1.5
Aluminum	1.3
Trading Companies & Distributors	1.3
Forest Products	1.3
Environmental & Facilities Services	1.3
Oil & Gas Equipment & Services	1.2
Other (each representing less than 1%)	3.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Tutor Perini Corp.	0.9%
Equitrans Midstream Corp.	0.8
Cornerstone Building Brands Inc.	0.8
Antero Midstream Corp.	0.8
EnLink Midstream LLC.	0.8
Middlesex Water Co.	0.8
MGE Energy Inc.	0.8
Targa Resources Corp.	0.8
ONE Gas Inc.	0.8
Edison International	0.8

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2019	iShares® U.S. Insurance ETF

Investment Objective

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.19%	10.82%	10.90%	12.32%	10.82%	67.73%	219.55%
Fund Market	14.17	10.79	10.89	12.32	10.79	67.64	219.45
Index	14.42	11.24	11.34	12.82	11.24	71.10	234.03

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,141.90	$2.30		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Property & Casualty Insurance	51.7%
Life & Health Insurance	26.9
Multi-line Insurance	14.1
Insurance Brokers	4.2
Reinsurance	1.9
Other Diversified Financial Services	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Chubb Ltd.	11.3%
American International Group Inc.	7.4
Progressive Corp. (The)	6.9
Aflac Inc.	6.0
Travelers Companies Inc. (The)	6.0
MetLife Inc.	5.8
Allstate Corp. (The)	4.6
Prudential Financial Inc.	4.5
Hartford Financial Services Group Inc. (The)	3.5
Cincinnati Financial Corp.	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2019	iShares® U.S. Medical Devices ETF

Investment Objective

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.11%	9.18%	20.71%	17.85%	9.18%	156.24%	416.77%
Fund Market	7.09	9.20	20.70	17.86	9.20	156.19	417.15
Index	7.33	9.64	21.24	18.36	9.64	161.96	439.42

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,071.10	$2.23		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care Equipment	86.2%
Life Sciences Tools & Services	13.6
Other (each representing less than 1%)	0.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Abbott Laboratories	13.4%
Medtronic PLC	13.2
Thermo Fisher Scientific Inc.	10.6
Danaher Corp.	7.9
Intuitive Surgical Inc.	4.7
Edwards Lifesciences Corp.	4.6
Baxter International Inc.	4.6
Stryker Corp.	4.5
Becton Dickinson and Co.	4.4
Boston Scientific Corp.	4.3

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2019	iShares® U.S. Oil & Gas Exploration & Production ETF

Investment Objective

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(11.56)%	(31.52)%	(8.86)%	1.10%	(31.52)%	(37.11)%	11.52%
Fund Market	(11.58)	(31.52)	(8.86)	1.11	(31.52)	(37.10)	11.65
Index	(11.44)	(31.27)	(8.51)	1.51	(31.27)	(35.91)	16.15

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$884.40	$2.03		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil & Gas Exploration & Production	64.5%
Oil & Gas Refining & Marketing	29.4
Oil & Gas Storage & Transportation	6.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
ConocoPhillips	14.7%
Phillips 66	10.7
EOG Resources Inc.	10.0
Marathon Petroleum Corp.	9.3
Valero Energy Corp.	4.7
Pioneer Natural Resources Co.	4.3
Hess Corp.	4.0
Cheniere Energy Inc.	3.7
Diamondback Energy Inc.	3.7
Concho Resources Inc.	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2019	iShares® U.S. Oil Equipment & Services ETF

Investment Objective

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(29.39)%	(49.72)%	(21.77)%	(6.92)%	(49.72)%	(70.70)%	(51.20)%
Fund Market	(29.47)	(49.78)	(21.79)	(6.93)	(49.78)	(70.74)	(51.23)
Index	(29.23)	(49.54)	(21.63)	(6.65)	(49.54)	(70.43)	(49.72)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$706.10	$1.83		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil & Gas Equipment & Services	85.9%
Oil & Gas Drilling	14.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Schlumberger Ltd.	22.2%
Halliburton Co.	16.4
Baker Hughes a GE Co.	8.9
TechnipFMC PLC	4.7
Helmerich & Payne Inc.	4.5
National Oilwell Varco Inc.	4.3
Transocean Ltd.	3.7
Apergy Corp.	3.1
Core Laboratories NV	3.0
Dril-Quip Inc.	2.6

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2019	iShares® U.S. Pharmaceuticals ETF

Investment Objective

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.51)%	(15.58)%	1.26%	11.77%	(15.58)%	6.47%	204.40%
Fund Market	(8.48)	(15.58)	1.26	11.78	(15.58)	6.44	204.66
Index	(8.38)	(15.40)	1.56	12.14	(15.40)	8.03	214.52

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$914.90	$2.06		$1,000.00	$1,022.80	$2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	97.1%
Biotechnology	2.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Johnson & Johnson	22.7%
Merck & Co. Inc.	21.7
Zoetis Inc.	4.8
Bristol-Myers Squibb Co.	4.8
Allergan PLC	4.7
Eli Lilly & Co.	4.6
Pfizer Inc.	4.4
Elanco Animal Health Inc.	4.3
Mylan NV	4.0
Perrigo Co. PLC	3.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

Fund Summary as of September 30, 2019	iShares® U.S. Real Estate ETF

Investment Objective

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.02%	19.94%	10.23%	12.30%	19.94%	62.73%	219.08%
Fund Market	8.99	19.97	10.23	12.30	19.97	62.75	219.12
Index	9.26	20.27	10.71	12.83	20.27	66.33	234.51

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,090.20	$ 2.25		$ 1,000.00	$ 1,022.80	$ 2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Specialized REITs	32.8%
Residential REITs	14.5
Retail REITs	11.3
Health Care REITs	9.8
Office REITs	8.5
Industrial REITs	7.0
Mortgage REITs	4.2
Diversified REITs	4.2
Hotel & Resort REITs	3.6
Real Estate Services	2.0
Research & Consulting Services	1.7
Real Estate Development	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
American Tower Corp.	7.8%
Crown Castle International Corp.	4.6
Prologis Inc.	4.3
Equinix Inc.	3.9
Simon Property Group Inc.	3.8
Public Storage	2.9
Welltower Inc.	2.9
AvalonBay Communities Inc.	2.4
Equity Residential	2.4
SBA Communications Corp.	2.2

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2019	iShares® U.S. Regional Banks ETF

Investment Objective

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.69%	(2.36)%	9.19%	10.30%	(2.36)%	55.23%	166.62%
Fund Market	8.70	(2.36)	9.18	10.31	(2.36)	55.14	166.68
Index	8.94	(1.97)	9.68	10.80	(1.97)	58.70	178.89

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,086.90	$ 2.24		$ 1,000.00	$ 1,022.80	$ 2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Regional Banks	83.1%
Diversified Banks	14.7
Thrifts & Mortgage Finance	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U. S. Bancorp.	14.7%
PNC Financial Services Group Inc. (The)	11.6
BB&T Corp.	7.6
SunTrust Banks Inc.	5.7
M&T Bank Corp.	3.9
Fifth Third Bancorp.	3.7
KeyCorp	3.3
First Republic Bank/CA	3.0
Citizens Financial Group Inc.	2.9
Regions Financial Corp.	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	15

Fund Summary as of September 30, 2019	iShares® U.S. Telecommunications ETF

Investment Objective

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select Telecommunications IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.67)%	(0.21)%	1.93%	7.26%	(0.21)%	10.04%	101.49%
Fund Market	(0.67)	(0.18)	1.92	7.27	(0.18)	10.00	101.68
Index	(0.47)	0.12	2.04	7.50	0.12	10.64	106.07

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 993.30	$ 2.14		$ 1,000.00	$ 1,022.80	$ 2.17		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 17 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Diversified Telecommunication Services	57.2%
Communications Equipment	31.1
Wireless Telecommunication Services	7.5
Household Durables	4.2
Electronic Equipment, Instruments & Components	0.0	(b)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Verizon Communications Inc.	23.3%
AT&T Inc.	22.6
Motorola Solutions Inc.	4.8
T-Mobile U. S. Inc.	4.6
Cisco Systems Inc.	4.6
Arista Networks Inc.	4.5
CenturyLink Inc.	4.2
Garmin Ltd.	4.2
Juniper Networks Inc.	3.0
F5 Networks Inc.	2.9

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	17

Schedule of Investments (unaudited) September 30, 2019	iShares® Focused Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 8.3%
Copa Holdings SA, Class A, NVS	9,555	$943,556
JetBlue Airways Corp.(a)	50,452	845,071
United Airlines Holdings Inc.(a)	9,596	848,383

		2,637,010

Asset Management & Custody Banks — 2.3%
Invesco Ltd.	43,559	737,889

Auto Parts & Equipment — 2.0%
Lear Corp.	5,401	636,778

Automobile Manufacturers — 2.5%
General Motors Co.	21,344	799,973

Communications Equipment — 2.7%
EchoStar Corp., Class A(a)	21,850	865,697

Construction Machinery & Heavy Trucks — 2.2%
Trinity Industries Inc.	36,006	708,598

Department Stores — 1.9%
Kohl’s Corp.	12,187	605,206

Diversified Banks — 5.4%
Bank of America Corp.	28,546	832,687
Citigroup Inc.	12,775	882,497

		1,715,184

Electric Utilities — 12.1%
Avangrid Inc.	17,425	910,456
Edison International	14,065	1,060,782
Entergy Corp.	9,026	1,059,292
PPL Corp.	26,339	829,415

		3,859,945

Hotel & Resort REITs — 2.1%
Park Hotels & Resorts Inc.	26,981	673,716

Life & Health Insurance — 5.4%
Aflac Inc.	17,145	897,026
Lincoln National Corp.	13,478	812,993

		1,710,019

Movies & Entertainment — 2.2%
Viacom Inc., Class B, NVS	28,846	693,169

Multi-line Insurance — 2.8%
American Financial Group Inc./OH	8,189	883,184

Oil & Gas Exploration & Production — 8.7%
Devon Energy Corp.	28,732	691,292
Marathon Oil Corp.	49,610	608,715
Murphy Oil Corp.	28,288	625,447
Noble Energy Inc.	38,254	859,185

		2,784,639

Security	Shares	Value

Paper Products — 1.9%
Domtar Corp.	16,654	$596,380

Property & Casualty Insurance — 5.8%
Allstate Corp. (The)	8,560	930,301
Loews Corp.	17,692	910,784

		1,841,085

Regional Banks — 14.9%
Bank OZK	25,700	700,839
CIT Group Inc.	15,801	715,943
Citizens Financial Group Inc.	22,812	806,861
Fifth Third Bancorp.	30,132	825,014
Popular Inc.	14,947	808,334
SunTrust Banks Inc.	12,988	893,574

		4,750,565

Reinsurance — 3.5%
RenaissanceRe Holdings Ltd.	5,728	1,108,082

Retail REITs — 3.1%
Kimco Realty Corp.	47,891	999,964

Thrifts & Mortgage Finance — 2.5%
New York Community Bancorp. Inc.	65,047	816,340

Tires & Rubber — 1.9%
Goodyear Tire & Rubber Co. (The)	42,862	617,427

Trucking — 5.5%
Knight-Swift Transportation Holdings Inc.	25,196	914,615
Schneider National Inc., Class B	38,496	836,133

		1,750,748

Total Common Stocks — 99.7% (Cost: $32,054,612)		31,791,598

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(b)(c)	25,000	25,000

Total Short -Term Investments — 0.1% (Cost: $25,000)		25,000

Total Investments in Securities — 99.8% (Cost: $32,079,612)		31,816,598

Other Assets, Less Liabilities — 0.2%		56,466

Net Assets — 100.0%		$31,873,064

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Focused Value Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	15,976	9,024	25,000	$25,000	$1,242	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$31,791,598	$—	$—	$31,791,598
Money Market Funds	25,000	—	—	25,000

	$31,816,598	$—	$—	$31,816,598

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Aerospace & Defense ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 98.4%
AAR Corp.	530,016	$21,841,959
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,164,398	58,813,743
AeroVironment Inc.(a)(b)	346,914	18,580,714
Arconic Inc.(b)	6,231,490	162,018,740
Astronics Corp.(a)(b)	399,137	11,726,645
Axon Enterprise Inc.(a)(b)	953,224	54,124,059
Boeing Co. (The)	3,252,382	1,237,433,780
BWX Technologies Inc.	1,531,257	87,603,213
Cubic Corp.(b)	501,554	35,324,448
Curtiss-Wright Corp.	687,390	88,927,644
General Dynamics Corp.	1,320,747	241,340,099
HEICO Corp.(b)	649,187	81,070,473
HEICO Corp., Class A(b)	1,158,744	112,757,379
Hexcel Corp.	1,368,717	112,412,727
Huntington Ingalls Industries Inc.	664,952	140,830,184
Kratos Defense & Security Solutions Inc.(a)(b)	1,450,815	26,977,905
L3Harris Technologies Inc.	1,198,600	250,075,904
Lockheed Martin Corp.	979,071	381,896,434
Mercury Systems Inc.(a)(b)	892,291	72,427,260
Moog Inc., Class A	522,872	42,415,377
National Presto Industries Inc.	81,170	7,231,435
Northrop Grumman Corp.	694,144	260,158,230
Parsons Corp.(a)(b)	303,957	10,024,502
Raytheon Co.	1,289,838	253,053,317
Spirit AeroSystems Holdings Inc., Class A(b)	1,664,860	136,918,086
Teledyne Technologies Inc.(a)(b)	585,221	188,435,310
Textron Inc.(b)	3,701,968	181,248,353
TransDigm Group Inc.	497,092	258,820,892
Triumph Group Inc.(b)	804,520	18,407,418
United Technologies Corp.	6,413,400	875,557,368
Wesco Aircraft Holdings Inc.(a)(b)	1,060,986	11,681,456

		5,440,135,054

Security	Shares	Value

Industrial Machinery — 1.2%
RBC Bearings Inc.(a)(b)	400,143	$66,387,725

Leisure Products — 0.3%
American Outdoor Brands Corp.(a)(b)	883,527	5,168,633
Sturm Ruger & Co. Inc.	267,732	11,180,488

		16,349,121

Total Common Stocks — 99.9% (Cost: $4,831,856,189)		5,522,871,900

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	143,405,791	143,477,494
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	7,651,000	7,651,000

		151,128,494

Total Short -Term Investments — 2.7% (Cost: $151,090,700)		151,128,494

Total Investments in Securities — 102.6% (Cost: $4,982,946,889)		5,674,000,394

Other Assets, Less Liabilities — (2.6)%		(144,747,213)

Net Assets — 100.0%		$5,529,253,181

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	177,624,417	(34,218,626)	143,405,791	$143,477,494	$149,914	(b)	$16,586		$(5,071)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,640,411	5,010,589	7,651,000	7,651,000	57,705		—		—

				$151,128,494	$207,619		$16,586		$(5,071)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Aerospace & Defense ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Industrial Index	81	12/20/19	$6,322	$(81,186)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$81,186

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$814,024

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(81,186)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,107,350

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,522,871,900	$—	$—	$5,522,871,900
Money Market Funds	151,128,494	—	—	151,128,494

	$5,674,000,394	$—	$—	$5,674,000,394

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(81,186)	$—	$—	$(81,186)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Broker-Dealers & Securities Exchanges ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.3%
Diamond Hill Investment Group Inc.	4,351	$601,003

Financial Exchanges & Data — 37.3%
Cboe Global Markets Inc.	94,338	10,840,380
CME Group Inc.	214,571	45,347,435
Intercontinental Exchange Inc.	121,804	11,238,855
MarketAxess Holdings Inc.	31,772	10,405,330
Nasdaq Inc.	110,489	10,977,082

		88,809,082

Investment Banking & Brokerage — 62.3%
BGC Partners Inc., Class A	379,641	2,088,025
Charles Schwab Corp. (The)	253,692	10,611,936
Cowen Inc., Class A(a)(b)	40,770	627,450
E*TRADE Financial Corp.	243,063	10,619,422
Evercore Inc., Class A	54,987	4,404,459
Goldman Sachs Group Inc. (The)	193,907	40,183,348
Houlihan Lokey Inc.	56,432	2,545,083
Interactive Brokers Group Inc., Class A(b)	105,842	5,692,183
INTL. FCStone Inc.(a)(b)	22,434	921,140
Lazard Ltd., Class A	178,958	6,263,530
LPL Financial Holdings Inc.	113,511	9,296,551
Moelis & Co., Class A	67,861	2,229,234
Morgan Stanley	522,804	22,308,047
Piper Jaffray Companies	19,593	1,478,880
PJT Partners Inc., Class A(b)	27,687	1,126,861
Raymond James Financial Inc.	126,462	10,428,056
Stifel Financial Corp.(b)	95,962	5,506,300
TD Ameritrade Holding Corp.	221,069	10,323,922

Security	Shares	Value

Investment Banking & Brokerage (continued)
Virtu Financial Inc., Class A	101,983	$1,668,442

		148,322,869

Total Common Stocks — 99.9% (Cost: $244,417,526)		237,732,954

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	1,086,279	1,086,823
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	284,000	284,000

		1,370,823

Total Short -Term Investments — 0.6% (Cost: $1,370,453)		1,370,823

Total Investments in Securities — 100.5% (Cost: $245,787,979)		239,103,777

Other Assets, Less Liabilities — (0.5)%		(1,113,155)

Net Assets — 100.0%		$237,990,622

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,760,905	(674,626)	1,086,279	$1,086,823	$2,475	(b)	$444		$(216)
BlackRock Cash Funds: Treasury, SL Agency Shares	103,655	180,345	284,000	284,000	2,059		—		—

				$1,370,823	$4,534		$444		$(216)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Financial Index	1	12/20/19	$87	$(1,377)
Russell 2000 E-Mini	1	12/20/19	76	(2,819)

				$(4,196)

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,196

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$27,610

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,196)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$54,175

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$237,732,954	$—	$—	$237,732,954
Money Market Funds	1,370,823	—	—	1,370,823

	$239,103,777	$—	$—	$239,103,777

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,196)	$—	$—	$(4,196)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Healthcare Providers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 13.4%
Acadia Healthcare Co. Inc.(a)(b)	195,700	$6,082,356
Brookdale Senior Living Inc.(a)(b)	409,953	3,107,444
Community Health Systems Inc.(a)	261,583	941,699
Encompass Health Corp.	218,072	13,799,596
Ensign Group Inc. (The)	110,936	5,261,694
Hanger Inc.(a)(b)	82,656	1,684,529
HCA Healthcare Inc.	289,024	34,804,270
National HealthCare Corp.	25,358	2,075,552
Select Medical Holdings Corp.(a)(b)	239,851	3,974,331
Tenet Healthcare Corp.(a)(b)	228,692	5,058,667
U.S. Physical Therapy Inc.	28,241	3,686,863
Universal Health Services Inc., Class B	179,578	26,712,228

		107,189,229

Health Care Services — 36.8%
Addus HomeCare Corp.(a)(b)	29,022	2,300,864
Amedisys Inc.(a)(b)	71,131	9,318,872
Chemed Corp.	35,195	14,696,376
Cigna Corp.(a)	234,357	35,573,049
CorVel Corp.(a)(b)	20,054	1,518,088
CVS Health Corp.	1,926,787	121,522,456
DaVita Inc.(a)(b)	214,067	12,216,804
Diplomat Pharmacy Inc.(a)(b)	127,698	625,720
Guardant Health Inc.(a)	88,371	5,640,721
Laboratory Corp. of America Holdings(a)	215,982	36,284,976
LHC Group Inc.(a)(b)	65,478	7,435,682
MEDNAX Inc.(a)(b)	186,169	4,211,143
Option Care Health Inc.(a)(b)	296,006	947,219
Premier Inc., Class A(a)(b)	139,909	4,046,168
Providence Service Corp. (The)(a)(b)	25,507	1,516,646
Quest Diagnostics Inc.	297,715	31,864,436
R1 RCM Inc.(a)(b)	222,872	1,990,247
RadNet Inc.(a)	92,191	1,323,863
Tivity Health Inc.(a)(b)	95,387	1,586,286

		294,619,616

Health Care Technology — 3.4%
Change Healthcare Inc.(a)	99,522	1,202,226
HealthStream Inc.(a)	56,674	1,467,290
HMS Holdings Corp.(a)(b)	193,108	6,655,467
Inovalon Holdings Inc., Class A(a)(b)	163,310	2,676,651
Inspire Medical Systems Inc.(a)	32,193	1,964,417
Tabula Rasa HealthCare Inc.(a)(b)	43,411	2,385,000

Security	Shares	Value

Health Care Technology (continued)
Teladoc Health Inc.(a)(b)	159,258	$10,784,952

		27,136,003

Life Sciences Tools & Services — 0.6%
NeoGenomics Inc.(a)(b)	229,601	4,389,971

Managed Health Care — 45.8%
Anthem Inc.	265,817	63,822,662
Centene Corp.(a)	811,027	35,085,028
HealthEquity Inc.(a)(b)	156,121	8,921,534
Humana Inc.	137,064	35,043,153
Magellan Health Inc.(a)	51,378	3,190,574
Molina Healthcare Inc.(a)	138,637	15,211,252
Triple-S Management Corp., Class B(a)	53,870	721,858
UnitedHealth Group Inc.	809,955	176,019,421
WellCare Health Plans Inc.(a)	111,227	28,826,701

		366,842,183

Total Common Stocks — 100.0% (Cost: $912,071,723)		800,177,002

Short-Term Investments

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	44,932,643	44,955,109
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	421,000	421,000

		45,376,109

Total Short -Term Investments — 5.6% (Cost: $45,363,874)		45,376,109

Total Investments in Securities — 105.6% (Cost: $957,435,597)		845,553,111

Other Assets, Less Liabilities — (5.6)%		(45,204,230)

Net Assets — 100.0%		$800,348,881

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Healthcare Providers ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	30,983,530	13,949,113	44,932,643	$44,955,109	$52,461	(b)	$(734)	$2,059
BlackRock Cash Funds: Treasury, SL Agency Shares	773,064	(352,064)	421,000	421,000	7,542		—	—

				$45,376,109	$60,003		$(734)	$2,059

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$800,177,002	$—	$—	$800,177,002
Money Market Funds	45,376,109	—	—	45,376,109

	$845,553,111	$—	$—	$845,553,111

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Home Construction ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 13.1%
American Woodmark Corp.(a)(b)	49,900	$4,436,609
Builders FirstSource Inc.(a)(b)	369,821	7,609,067
Fortune Brands Home & Security Inc.	448,105	24,511,344
JELD-WEN Holding Inc.(a)(b)	215,997	4,166,582
Lennox International Inc.	112,859	27,421,351
Masco Corp.	927,258	38,648,113
Masonite International Corp.(a)(b)	80,211	4,652,238
Owens Corning	348,513	22,026,022
PGT Innovations Inc.(a)(b)	187,842	3,244,031
Quanex Building Products Corp.	106,331	1,922,465
Simpson Manufacturing Co. Inc.	130,146	9,028,228
Trex Co. Inc.(a)	187,154	17,017,913
Universal Forest Products Inc.	196,436	7,833,868

		172,517,831

Construction Materials — 0.9%
Eagle Materials Inc.(b)	134,594	12,114,806

Forest Products — 0.8%
Louisiana-Pacific Corp.	395,871	9,730,509

Home Furnishings — 3.2%
Ethan Allen Interiors Inc.	78,430	1,498,013
Leggett & Platt Inc.	421,138	17,241,390
Mohawk Industries Inc.(a)(b)	191,848	23,802,581

		42,541,984

Home Improvement Retail — 9.5%
Floor & Decor Holdings Inc., Class A(a)(b)	220,241	11,265,327
Home Depot Inc. (The)	246,832	57,269,961
Lowe’s Companies Inc.	506,042	55,644,378
Lumber Liquidators Holdings Inc.(a)(b)	92,028	908,317

		125,087,983

Homebuilding — 65.9%
Beazer Homes USA Inc.(a)(b)	291,791	4,347,686
Cavco Industries Inc.(a)(b)	85,789	16,479,209
Century Communities Inc.(a)(b)	262,037	8,026,193
DR Horton Inc.	3,370,082	177,637,022
Installed Building Products Inc.(a)(b)	213,398	12,236,241
KB Home	856,336	29,115,424
Lennar Corp., Class A(b)	2,847,985	159,059,962
Lennar Corp., Class B(b)	154,847	6,870,561
LGI Homes Inc.(a)(b)	199,849	16,651,419
M/I Homes Inc.(a)(b)	276,470	10,409,096
MDC Holdings Inc.	496,311	21,391,004

Security	Shares	Value

Homebuilding (continued)
Meritage Homes Corp.(a)(b)	360,323	$25,348,723
NVR Inc.(a)	34,381	127,806,210
PulteGroup Inc.	2,581,256	94,344,907
Skyline Champion Corp.(a)	499,828	15,039,825
Taylor Morrison Home Corp., Class A(a)(b)	1,054,555	27,355,157
Toll Brothers Inc.	1,293,745	53,108,232
TopBuild Corp.(a)(b)	343,280	33,102,490
TRI Pointe Group Inc.(a)(b)	1,424,552	21,425,262
William Lyon Homes, Class A(a)(b)	330,368	6,726,293

		866,480,916

Specialty Chemicals — 4.6%
Sherwin-Williams Co. (The)	108,885	59,872,595

Trading Companies & Distributors — 1.9%
Beacon Roofing Supply Inc.(a)(b)	219,631	7,364,227
Watsco Inc.	104,476	17,675,250

		25,039,477

Total Common Stocks — 99.9% (Cost: $1,308,842,356)		1,313,386,101

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	59,556,036	59,585,814
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	781,000	781,000

		60,366,814

Total Short -Term Investments — 4.6% (Cost: $60,352,196)		60,366,814

Total Investments in Securities — 104.5% (Cost: $1,369,194,552)		1,373,752,915

Other Assets, Less Liabilities — (4.5)%		(59,467,403)

Net Assets — 100.0%		$1,314,285,512

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Home Construction ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	47,751,671	11,804,365	59,556,036	$59,585,814	$72,197	(b)	$3,689		$373
BlackRock Cash Funds: Treasury, SL Agency Shares	1,063,744	(282,744)	781,000	781,000	11,102		—		—

				$60,366,814	$83,299		$3,689		$373

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,313,386,101	$—	$—	$1,313,386,101
Money Market Funds	60,366,814	—	—	60,366,814

	$1,373,752,915	$—	$—	$1,373,752,915

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aluminum — 1.3%
Century Aluminum Co.(a)(b)	7,231	$47,978
Kaiser Aluminum Corp.	444	43,942

		91,920

Building Products — 7.8%
Advanced Drainage Systems Inc.	1,280	41,306
Apogee Enterprises Inc.	1,101	42,928
Armstrong World Industries Inc.	431	41,678
Builders FirstSource Inc.(a)	2,154	44,318
Continental Building Products Inc.(a)	1,676	45,738
Cornerstone Building Brands Inc.(a)	8,988	54,377
Gibraltar Industries Inc.(a)	1,011	46,445
Insteel Industries Inc.	2,177	44,694
Owens Corning	735	46,452
Simpson Manufacturing Co. Inc.	628	43,564
Trex Co. Inc.(a)	471	42,828
Universal Forest Products Inc.	1,087	43,350

		537,678

Commodity Chemicals — 4.5%
AdvanSix Inc.(a)	1,743	44,830
Hawkins Inc.	951	40,417
Koppers Holdings Inc.(a)	1,541	45,013
LyondellBasell Industries NV, Class A	526	47,061
Olin Corp.	2,406	45,040
Tredegar Corp.	2,305	44,994
Westlake Chemical Corp.	678	44,423

		311,778

Construction & Engineering — 10.1%
AECOM(a)	1,094	41,091
Aegion Corp.(a)	2,118	45,283
Argan Inc.	977	38,386
EMCOR Group Inc.(b)	472	40,649
Fluor Corp.	2,124	40,632
Granite Construction Inc.	1,414	45,432
Great Lakes Dredge & Dock Corp.(a)	4,103	42,876
Jacobs Engineering Group Inc.	445	40,718
MasTec Inc.(a)(b)	645	41,880
MYR Group Inc.(a)	1,468	45,934
NV5 Global Inc.(a)(b)	629	42,942
Primoris Services Corp.	2,184	42,828
Quanta Services Inc.(b)	1,200	45,360
Sterling Construction Co. Inc.(a)	3,562	46,840
Tutor Perini Corp.(a)(b)	4,091	58,624
Valmont Industries Inc.	296	40,978

		700,453

Construction Machinery & Heavy Trucks — 3.2%
Astec Industries Inc.	1,440	44,784
Greenbrier Companies Inc. (The)	1,660	49,999
Oshkosh Corp.	573	43,433
Terex Corp.	1,630	42,331
Trinity Industries Inc.	2,258	44,438

		224,985

Construction Materials — 3.2%
Eagle Materials Inc.	483	43,475
Martin Marietta Materials Inc.	159	43,582
Summit Materials Inc., Class A(a)(b)	1,918	42,579
U.S. Concrete Inc.(a)	904	49,973

Security	Shares	Value

Construction Materials (continued)
Vulcan Materials Co.(b)	283	$42,801

		222,410

Distributors — 0.6%
Pool Corp.	204	41,147

Diversified Chemicals — 0.6%
Eastman Chemical Co.	604	44,593

Diversified Metals & Mining — 0.7%
Compass Minerals International Inc.	804	45,418

Electric Utilities — 17.3%
Alliant Energy Corp.	925	49,885
American Electric Power Co. Inc.	530	49,656
Avangrid Inc.	962	50,265
Duke Energy Corp.	515	49,368
Edison International	681	51,361
El Paso Electric Co.	724	48,566
Entergy Corp.	426	49,995
Evergy Inc.	756	50,319
Eversource Energy	587	50,171
Exelon Corp.	1,004	48,503
FirstEnergy Corp.	1,035	49,918
Hawaiian Electric Industries Inc.	1,089	49,669
IDACORP Inc.	443	49,913
MGE Energy Inc.	650	51,915
NextEra Energy Inc.	219	51,025
OGE Energy Corp.	1,121	50,871
Otter Tail Corp.	933	50,149
PG&E Corp.(a)	4,742	47,420
Pinnacle West Capital Corp.	515	49,991
PNM Resources Inc.	956	49,788
Portland General Electric Co.	859	48,422
PPL Corp.	1,622	51,077
Southern Co. (The)	810	50,034
Xcel Energy Inc.	746	48,408

		1,196,689

Environmental & Facilities Services — 1.3%
Team Inc.(a)(b)	2,449	44,205
Tetra Tech Inc.	500	43,380

		87,585

Forest Products — 1.3%
Boise Cascade Co.	1,366	44,518
Louisiana-Pacific Corp.	1,761	43,285

		87,803

Gas Utilities — 6.4%
Atmos Energy Corp.	443	50,453
Chesapeake Utilities Corp.	513	48,899
National Fuel Gas Co.	1,028	48,234
New Jersey Resources Corp.	1,069	48,340
Northwest Natural Holding Co.	685	48,868
ONE Gas Inc.	538	51,707
South Jersey Industries Inc.	1,473	48,476
Southwest Gas Holdings Inc.	536	48,798
Spire Inc.	567	49,465

		443,240

Home Furnishings — 0.6%
Leggett & Platt Inc.	1,054	43,151

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power Producers & Energy Traders — 1.5%
NRG Energy Inc.	1,280	$50,688
Vistra Energy Corp.	1,893	50,600

		101,288

Industrial Conglomerates — 0.6%
Carlisle Companies Inc.	286	41,625

Industrial Machinery — 2.5%
Columbus McKinnon Corp./NY	1,189	43,315
EnPro Industries Inc.	645	44,279
Mueller Industries Inc.	1,542	44,225
NN Inc.	6,085	43,386

		175,205

Multi-Utilities — 10.7%
Ameren Corp.	634	50,752
Avista Corp.	1,024	49,603
Black Hills Corp.	634	48,647
CenterPoint Energy Inc.	1,696	51,185
CMS Energy Corp.	770	49,242
Consolidated Edison Inc.	530	50,069
Dominion Energy Inc.	633	51,298
DTE Energy Co.	375	49,860
MDU Resources Group Inc.	1,506	42,454
NiSource Inc.	1,648	49,308
NorthWestern Corp.	656	49,233
Public Service Enterprise Group Inc.	800	49,664
Sempra Energy	340	50,187
Unitil Corp.	809	51,323
WEC Energy Group Inc.	519	49,357

		742,182

Oil & Gas Equipment & Services — 1.2%
Matrix Service Co.(a)	2,225	38,136
U.S. Silica Holdings Inc.	4,346	41,548

		79,684

Oil & Gas Storage & Transportation — 5.2%
Antero Midstream Corp.	7,234	53,532
EnLink Midstream LLC	6,219	52,862
Equitrans Midstream Corp.	3,891	56,614
Kinder Morgan Inc./DE	2,368	48,804
ONEOK Inc.	673	49,593
Targa Resources Corp.	1,289	51,779
Williams Companies Inc. (The)	2,003	48,192

		361,376

Railroads — 2.8%
CSX Corp.	716	49,597
Kansas City Southern	375	49,879
Norfolk Southern Corp.	276	49,586
Union Pacific Corp.	294	47,622

		196,684

Specialty Chemicals — 2.5%
Ingevity Corp.(a)(b)	523	44,371
OMNOVA Solutions Inc.(a)	4,079	41,075
PolyOne Corp.	1,264	41,270
PQ Group Holdings Inc.(a)	2,804	44,696

		171,412

Security	Shares	Value

Steel — 6.8%
AK Steel Holding Corp.(a)	18,015	$40,894
Allegheny Technologies Inc.(a)	2,117	42,869
Carpenter Technology Corp.	843	43,550
Cleveland-Cliffs Inc.	5,658	40,851
Commercial Metals Co.	2,591	45,032
Haynes International Inc.	1,286	46,090
Nucor Corp.	819	41,695
Reliance Steel & Aluminum Co.	410	40,861
Steel Dynamics Inc.	1,500	44,700
U.S. Steel Corp.	3,606	41,649
Worthington Industries Inc.	1,159	41,782

		469,973

Trading Companies & Distributors — 1.3%
BMC Stock Holdings Inc.(a)	1,662	43,511
H&E Equipment Services Inc.	1,638	47,273

		90,784

Water Utilities — 5.7%
American States Water Co.	527	47,356
American Water Works Co. Inc.	384	47,704
Aqua America Inc.	1,085	48,641
Cadiz Inc.(a)	4,099	51,196
California Water Service Group	884	46,790
Connecticut Water Service Inc.	692	48,482
Middlesex Water Co.	801	52,033
SJW Group	717	48,964

		391,166

Total Common Stocks — 99.7% (Cost: $6,186,445)		6,900,229

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	364,562	364,744
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	14,000	14,000

		378,744

Total Short-Term Investments — 5.5% (Cost: $378,729)		378,744

Total Investments in Securities — 105.2% (Cost: $6,565,174)		7,278,973

Other Assets, Less Liabilities — (5.2)%		(358,324)

Net Assets — 100.0%		$6,920,649

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	36,913	327,649	364,562	$364,744	$942	(b)	$7		$14
BlackRock Cash Funds: Treasury, SL Agency Shares	6,233	7,767	14,000	14,000	135		—		—

				$378,744	$1,077		$7		$14

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,900,229	$—	$—	$6,900,229
Money Market Funds	378,744	—	—	378,744

	$7,278,973	$—	$—	$7,278,973

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Insurance ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 4.2%
Arthur J Gallagher & Co.	33,168	$2,970,858
Brown & Brown Inc.	41,616	1,500,673
eHealth Inc.(a)	3,625	242,113

		4,713,644

Life & Health Insurance — 26.9%
Aflac Inc.	126,588	6,623,084
American Equity Investment Life Holding Co.	16,108	389,814
Athene Holding Ltd., Class A(a)	21,636	910,010
Brighthouse Financial Inc.(a)	20,023	810,331
CNO Financial Group Inc.	28,108	444,950
FBL Financial Group Inc., Class A	1,808	107,594
Genworth Financial Inc., Class A(a)	90,675	398,970
Globe Life Inc.(a)	17,892	1,713,338
Lincoln National Corp.	35,686	2,152,580
MetLife Inc.	136,094	6,418,193
National Western Life Group Inc., Class A	415	111,374
Primerica Inc.	7,466	949,899
Principal Financial Group Inc.	46,218	2,640,896
Prudential Financial Inc.	56,230	5,057,888
Trupanion Inc.(a)(b)	5,382	136,810
Unum Group	37,190	1,105,287

		29,971,018

Multi-line Insurance — 14.1%
American Financial Group Inc./OH	12,578	1,356,537
American International Group Inc.	148,735	8,284,539
American National Insurance Co.	1,656	204,897
Assurant Inc.	10,897	1,371,061
Hartford Financial Services Group Inc. (The)	64,454	3,906,557
Horace Mann Educators Corp.	7,212	334,132
National General Holdings Corp.	11,869	273,224

		15,730,947

Other Diversified Financial Services — 1.2%
Voya Financial Inc.	25,020	1,362,089

Property & Casualty Insurance — 51.5%
Allstate Corp. (The)	46,626	5,067,314
Ambac Financial Group Inc.(a)(b)	8,288	162,030
AMERISAFE Inc.	3,391	224,179
Arch Capital Group Ltd.(a)(b)	72,192	3,030,620
Argo Group International Holdings Ltd.	6,178	433,943
Assured Guaranty Ltd.	17,740	788,720
Axis Capital Holdings Ltd.	14,964	998,398
Chubb Ltd.	77,923	12,579,889
Cincinnati Financial Corp.	27,078	3,159,190
CNA Financial Corp.	4,916	242,113
Employers Holdings Inc.	5,681	247,578
Erie Indemnity Co., Class A, NVS	3,322	616,729
First American Financial Corp.	19,982	1,179,138

Security	Shares	Value

Property & Casualty Insurance (continued)
Hanover Insurance Group Inc. (The)	7,051	$955,693
James River Group Holdings Ltd.	5,368	275,056
Kemper Corp.	11,249	876,860
Kinsale Capital Group Inc.(b)	3,708	383,074
Loews Corp.(b)	46,355	2,386,355
Markel Corp.(a)	2,464	2,912,202
MBIA Inc.(a)	14,349	132,441
Mercury General Corp.	4,902	273,924
Old Republic International Corp.	50,805	1,197,474
ProAssurance Corp.	9,363	377,048
Progressive Corp. (The)	99,961	7,721,987
RLI Corp.	7,169	666,072
Safety Insurance Group Inc.	2,618	265,282
Selective Insurance Group Inc.	10,634	799,571
State Auto Financial Corp.	3,119	101,024
Travelers Companies Inc. (The)	44,520	6,619,679
United Fire Group Inc.	3,900	183,222
Universal Insurance Holdings Inc.	5,659	169,713
White Mountains Insurance Group Ltd.	542	585,360
WR Berkley Corp.	25,795	1,863,173

		57,475,051

Reinsurance — 1.8%
Alleghany Corp.(a)	2,572	2,051,839

Total Common Stocks — 99.7% (Cost: $93,587,737)		111,304,588

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	1,579,203	1,579,993
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	226,000	226,000

		1,805,993

Total Short-Term Investments — 1.6% (Cost: $1,805,926)		1,805,993

Total Investments in Securities — 101.3% (Cost: $95,393,663)		113,110,581

Other Assets, Less Liabilities — (1.3)%		(1,483,672)

Net Assets — 100.0%		$111,626,909

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Insurance ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	180,581	1,398,622	1,579,203	$1,579,993	$7,951	(b)	$141		$37
BlackRock Cash Funds: Treasury, SL Agency Shares	194,041	31,959	226,000	226,000	1,422		—		—

				$1,805,993	$9,373		$141		$37

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Financial Index	3	12/20/19	$259	$(2,819)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,819

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$17,709

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,819)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$86,275

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Insurance ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$111,304,588	$—	$—	$111,304,588
Money Market Funds	1,805,993	—	—	1,805,993

	$113,110,581	$—	$—	$113,110,581

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,819)	$—	$—	$(2,819)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Medical Devices ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 86.0%
Abbott Laboratories	6,836,329	$571,995,648
ABIOMED Inc.(a)(b)	213,788	38,030,747
AngioDynamics Inc.(a)(b)	175,367	3,230,260
AtriCure Inc.(a)(b)	186,259	4,645,300
Axogen Inc.(a)(b)	166,627	2,079,505
Baxter International Inc.	2,219,308	194,122,871
Becton Dickinson and Co.	737,303	186,508,167
Boston Scientific Corp.(a)(b)	4,549,318	185,111,749
Cantel Medical Corp.(b)	173,340	12,965,832
Cardiovascular Systems Inc.(a)(b)	166,336	7,904,287
CONMED Corp.(b)	133,441	12,830,352
CryoLife Inc.(a)	176,846	4,801,369
CryoPort Inc.(a)	166,410	2,721,636
Danaher Corp.	2,336,433	337,451,018
DexCom Inc.(a)(b)	429,667	64,123,503
Edwards Lifesciences Corp.(a)(b)	883,343	194,255,959
Glaukos Corp.(a)(b)	173,724	10,859,487
Globus Medical Inc., Class A(a)(b)	361,495	18,479,624
Heska Corp.(a)(b)	32,851	2,328,150
Hill-Rom Holdings Inc.	314,710	33,116,933
Hologic Inc.(a)	1,259,542	63,594,276
IDEXX Laboratories Inc.(a)	405,655	110,309,764
Inogen Inc.(a)(b)	85,863	4,113,696
Insulet Corp.(a)(b)	283,987	46,837,976
Integer Holdings Corp.(a)(b)	153,969	11,633,898
Integra LifeSciences Holdings Corp.(a)(b)	334,179	20,074,133
Intuitive Surgical Inc.(a)(b)	368,073	198,733,655
iRhythm Technologies Inc.(a)(b)	123,596	9,159,700
LeMaitre Vascular Inc.	76,755	2,623,486
LivaNova PLC(a)	228,235	16,841,461
Masimo Corp.(a)	231,170	34,395,784
Medtronic PLC	5,189,601	563,694,461
Mesa Laboratories Inc.(b)	18,897	4,493,140
Natus Medical Inc.(a)(b)	160,167	5,099,717
Nevro Corp.(a)(b)	145,664	12,522,734
NuVasive Inc.(a)(b)	245,469	15,557,825
Orthofix Medical Inc.(a)(b)	89,800	4,761,196
Penumbra Inc.(a)(b)	150,677	20,264,550
ResMed Inc.	676,976	91,466,227
STERIS PLC(b)	399,044	57,657,868
Stryker Corp.	882,937	190,979,273
Surmodics Inc.(a)	63,110	2,886,651
Tactile Systems Technology Inc.(a)(b)	89,459	3,785,905
Tandem Diabetes Care Inc.(a)(b)	262,794	15,499,590

Security	Shares	Value

Health Care Equipment (continued)
Teleflex Inc.(b)	217,849	$74,014,198
Varex Imaging Corp.(a)(b)	180,404	5,148,730
Varian Medical Systems Inc.(a)(b)	429,078	51,098,899
Wright Medical Group NV(a)(b)	597,460	12,325,600
Zimmer Biomet Holdings Inc.	967,441	132,800,626

		3,669,937,416

Health Care Services — 0.1%
BioTelemetry Inc.(a)(b)	159,242	6,485,927

Health Care Supplies — 0.1%
STAAR Surgical Co.(a)(b)	136,553	3,520,336

Life Sciences Tools & Services — 13.6%
Bio-Rad Laboratories Inc., Class A(a)	101,245	33,688,261
Bruker Corp.(b)	481,443	21,149,791
NanoString Technologies Inc.(a)(b)	157,135	3,392,545
Thermo Fisher Scientific Inc.	1,549,049	451,191,502
Waters Corp.(a)(b)	314,567	70,220,791

		579,642,890

Total Common Stocks — 99.8% (Cost: $3,947,181,289)		4,259,586,569

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	185,863,231	185,956,162
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	4,849,000	4,849,000

		190,805,162

Total Short -Term Investments — 4.5% (Cost: $190,768,607)		190,805,162

Total Investments in Securities — 104.3% (Cost: $4,137,949,896)		4,450,391,731

Other Assets, Less Liabilities — (4.3)%		(182,227,549)

Net Assets — 100.0%		$4,268,164,182

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Medical Devices ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	99,918,125	85,945,106	185,863,231	$185,956,162	$272,204	(b)	$1,511		$4,371
BlackRock Cash Funds: Treasury, SL Agency Shares	6,775,289	(1,926,289)	4,849,000	4,849,000	54,172		—		—

				$190,805,162	$326,376		$1,511		$4,371

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Health Care Index	64	12/20/19	$5,795	$(13,149)
E-mini S&P Select Sector Technology Index	22	12/20/19	1,785	(9,675)

				$(22,824)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$22,824

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$30,653

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(22,824)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,526,760

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Medical Devices ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,259,586,569	$—	$—	$4,259,586,569
Money Market Funds	190,805,162	—	—	190,805,162

	$4,450,391,731	$—	$—	$4,450,391,731

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(22,824)	$—	$—	$(22,824)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Oil & Gas Exploration & Production ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 64.4%
Antero Resources Corp.(a)(b)	113,321	$342,229
Apache Corp.	196,827	5,038,771
Bonanza Creek Energy Inc.(a)	9,769	218,728
Cabot Oil & Gas Corp.	219,042	3,848,568
California Resources Corp.(a)(b)	25,594	261,059
Callon Petroleum Co.(a)(b)	119,525	518,738
Carrizo Oil & Gas Inc.(a)(b)	48,455	415,986
Centennial Resource Development Inc./DE, Class A(a)	99,675	450,033
Chesapeake Energy Corp.(a)(b)	590,430	832,506
Cimarex Energy Co.	53,116	2,546,381
CNX Resources Corp.(a)(b)	98,196	712,903
Concho Resources Inc.	105,272	7,147,969
ConocoPhillips	533,556	30,402,021
Continental Resources Inc./OK(a)(b)	45,085	1,388,167
Denbury Resources Inc.(a)(b)	245,548	292,202
Devon Energy Corp.	211,613	5,091,409
Diamondback Energy Inc.(b)	85,359	7,674,628
EOG Resources Inc.	278,931	20,702,259
EQT Corp.	133,762	1,423,228
Extraction Oil & Gas Inc.(a)(b)	40,582	119,311
Gulfport Energy Corp.(a)	75,647	205,003
Hess Corp.	135,495	8,194,738
Jagged Peak Energy Inc.(a)(b)	31,410	228,037
Kosmos Energy Ltd.	189,160	1,180,358
Laredo Petroleum Inc.(a)	94,485	227,709
Magnolia Oil & Gas Corp., Class A(a)(b)	53,715	596,236
Marathon Oil Corp.	420,943	5,164,971
Matador Resources Co.(a)(b)	57,405	948,905
Murphy Oil Corp.	80,697	1,784,211
Noble Energy Inc.	250,382	5,623,580
Northern Oil and Gas Inc.(a)	118,585	232,427
Oasis Petroleum Inc.(a)(b)	151,659	524,740
Parsley Energy Inc., Class A	147,173	2,472,506
PDC Energy Inc.(a)(b)	30,831	855,560
Penn Virginia Corp.(a)	7,074	205,641
Pioneer Natural Resources Co.	71,216	8,956,836
QEP Resources Inc.	124,556	460,857
Range Resources Corp.	109,228	417,251
SM Energy Co.	55,539	538,173
Southwestern Energy Co.(a)	283,398	546,958
SRC Energy Inc.(a)	127,481	594,061
Talos Energy Inc.(a)(b)	10,528	214,034
Tellurian Inc.(a)(b)	48,140	400,284
W&T Offshore Inc.(a)(b)	48,406	211,534

Security	Shares	Value

Oil & Gas Exploration & Production (continued)
Whiting Petroleum Corp.(a)	47,798	$383,818
WPX Energy Inc.(a)	221,138	2,341,851

		132,937,375

Oil & Gas Refining & Marketing — 29.4%
CVR Energy Inc.	15,263	672,030
Delek U.S. Holdings Inc.	39,440	1,431,672
HollyFrontier Corp.	79,269	4,251,989
Marathon Petroleum Corp.	316,401	19,221,361
Par Pacific Holdings Inc.(a)(b)	19,228	439,552
PBF Energy Inc., Class A	53,374	1,451,239
Phillips 66	215,578	22,075,187
Valero Energy Corp.	114,926	9,796,293
World Fuel Services Corp.(b)	34,230	1,367,146

		60,706,469

Oil & Gas Storage & Transportation — 6.1%
Cheniere Energy Inc.(a)	122,334	7,714,382
Targa Resources Corp.	121,869	4,895,478

		12,609,860

Total Common Stocks — 99.9% (Cost: $325,246,117)		206,253,704

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	7,072,144	7,075,681
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	265,000	265,000

		7,340,681

Total Short -Term Investments — 3.5% (Cost: $7,337,978)		7,340,681

Total Investments in Securities — 103.4% (Cost: $332,584,095)		213,594,385

Other Assets, Less Liabilities — (3.4)%		(7,075,809)

Net Assets — 100.0%		$206,518,576

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Oil & Gas Exploration & Production ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	12,895,332	(5,823,188)	7,072,144	$7,075,681	$36,435	(b)	$522		$363
BlackRock Cash Funds: Treasury, SL Agency Shares	311,415	(46,415)	265,000	265,000	4,229		—		—

				$7,340,681	$40,664		$522		$363

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Energy Index	4	12/20/19	$238	$(3,249)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,249

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$21,340

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,249)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$79,400

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Oil & Gas Exploration & Production ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$206,253,704	$—	$—	$206,253,704
Money Market Funds	7,340,681	—	—	7,340,681

	$213,594,385	$—	$—	$213,594,385

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,249)	$—	$—	$(3,249)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Oil Equipment & Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 14.1%
Diamond Offshore Drilling Inc.(a)(b)	77,003	$428,137
Helmerich & Payne Inc.	92,599	3,710,442
Nabors Industries Ltd.	402,193	752,101
Noble Corp. PLC(a)(b)	296,492	376,545
Patterson-UTI Energy Inc.	241,075	2,061,191
Transocean Ltd.(a)(b)	680,924	3,043,730
Valaris PLC(a)(b)	235,441	1,132,471

		11,504,617

Oil & Gas Equipment & Services — 85.5%
Apergy Corp.(a)	92,167	2,493,117
Archrock Inc.	151,898	1,514,423
Baker Hughes a GE Co.	312,714	7,254,965
C&J Energy Services Inc.(a)(b)	78,562	842,970
Cactus Inc., Class A(a)	56,034	1,621,624
Core Laboratories NV	52,786	2,460,883
DMC Global Inc.	17,427	766,439
Dril-Quip Inc.(a)(b)	43,081	2,161,805
Exterran Corp.(a)(b)	35,275	460,691
Frank’s International NV(a)	120,657	573,121
Halliburton Co.	708,332	13,352,058
Helix Energy Solutions Group Inc.(a)	168,162	1,355,386
Keane Group Inc.(a)	62,458	378,495
Liberty Oilfield Services Inc., Class A	60,800	658,464
Matrix Service Co.(a)	32,282	553,313
McDermott International Inc.(a)(b)	216,233	436,791
National Oilwell Varco Inc.(b)	164,283	3,482,800
Newpark Resources Inc.(a)(b)	107,161	816,567
Oceaneering International Inc.(a)(b)	117,713	1,595,011
Oil States International Inc.(a)(b)	71,996	957,547
ProPetro Holding Corp.(a)	97,979	890,629
RPC Inc.	61,277	343,764
Schlumberger Ltd.	529,121	18,080,064

Security	Shares	Value

Oil & Gas Equipment & Services (continued)
SEACOR Holdings Inc.(a)(b)	20,794	$978,774
Select Energy Services Inc., Class A(a)	74,413	644,417
TechnipFMC PLC	158,355	3,822,690
Tidewater Inc.(a)	45,571	688,578
U.S. Silica Holdings Inc.	87,550	836,978

		70,022,364

Total Common Stocks — 99.6% (Cost: $169,984,268)		81,526,981

Short-Term Investments

Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	10,660,926	10,666,257
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	74,000	74,000

		10,740,257

Total Short-Term Investments — 13.1% (Cost: $10,737,803)		10,740,257

Total Investments in Securities — 112.7% (Cost: $180,722,071)		92,267,238

Other Assets, Less Liabilities — (12.7)%		(10,375,188)

Net Assets — 100.0%		$81,892,050

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	9,085,181	1,575,745	10,660,926	$10,666,257	$13,131	(b)	$2,407		$(347)
BlackRock Cash Funds: Treasury, SL Agency Shares	166,337	(92,337)	74,000	74,000	1,277		—		—

				$10,740,257	$14,408		$2,407		$(347)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Oil Equipment & Services ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Energy Index	6	12/20/19	$357	$(5,174)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,174

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$39,739

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,174)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$119,100

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$81,526,981	$—	$—	$81,526,981
Money Market Funds	10,740,257	—	—	10,740,257

	$92,267,238	$—	$—	$92,267,238

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,174)	$—	$—	$(5,174)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Pharmaceuticals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 2.9%
AMAG Pharmaceuticals Inc.(a)(b)	45,670	$527,489
Amicus Therapeutics Inc.(a)(b)	342,413	2,746,152
Catalyst Pharmaceuticals Inc.(a)	128,727	683,540
Ironwood Pharmaceuticals Inc.(a)(b)	210,451	1,806,722
Madrigal Pharmaceuticals Inc.(a)(b)	10,994	947,903
Spectrum Pharmaceuticals Inc.(a)(b)	151,765	1,258,891
Vanda Pharmaceuticals Inc.(a)	71,641	951,392

		8,922,089

Pharmaceuticals — 97.0%
Aerie Pharmaceuticals Inc.(a)(b)	55,599	1,068,613
Akorn Inc.(a)(b)	127,225	483,455
Allergan PLC	85,406	14,372,976
Amneal Pharmaceuticals Inc.(a)(b)	141,314	409,811
Amphastar Pharmaceuticals Inc.(a)(b)	46,361	919,339
Axsome Therapeutics Inc.(a)	33,789	683,889
Bristol-Myers Squibb Co.	287,651	14,586,782
Cara Therapeutics Inc.(a)	56,385	1,030,718
Catalent Inc.(a)(b)	196,369	9,358,946
Corcept Therapeutics Inc.(a)(b)	137,596	1,944,919
Cymabay Therapeutics Inc.(a)	85,913	439,875
Dermira Inc.(a)(b)	62,911	402,001
Elanco Animal Health Inc.(a)	492,830	13,104,350
Eli Lilly & Co.	126,814	14,181,610
Endo International PLC(a)	270,956	869,769
Horizon Therapeutics PLC(a)(b)	250,730	6,827,378
Innoviva Inc.(a)	89,891	947,451
Intersect ENT Inc.(a)(b)	42,296	719,455
Intra-Cellular Therapies Inc.(a)(b)	61,582	460,017
Jazz Pharmaceuticals PLC(a)	76,142	9,756,836
Johnson & Johnson	539,908	69,853,297
Merck & Co. Inc.	792,769	66,735,294
Mylan NV(a)	628,671	12,435,112
MyoKardia Inc.(a)(b)	62,018	3,234,239
Omeros Corp.(a)(b)	62,303	1,017,408
Pacira BioSciences Inc.(a)(b)	55,989	2,131,501
Perrigo Co. PLC	182,962	10,225,746
Pfizer Inc.	378,614	13,603,601

Security	Shares	Value

Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	27,341	$583,183
Prestige Consumer Healthcare Inc.(a)(b)	67,562	2,343,726
Reata Pharmaceuticals Inc., Class A(a)(b)	30,947	2,484,735
Revance Therapeutics Inc.(a)	49,747	646,711
TherapeuticsMD Inc.(a)(b)	265,998	965,573
Theravance Biopharma Inc.(a)(b)	57,884	1,127,580
Tricida Inc.(a)(b)	35,865	1,107,153
WaVe Life Sciences Ltd.(a)(b)	23,559	483,666
Zoetis Inc.	117,347	14,620,263
Zogenix Inc.(a)	53,776	2,153,191

		298,320,169

Total Common Stocks — 99.9% (Cost: $342,801,346)		307,242,258

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	19,058,721	19,068,250
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	292,000	292,000

		19,360,250

Total Short-Term Investments — 6.3% (Cost: $19,352,749)		19,360,250

Total Investments in Securities — 106.2% (Cost: $362,154,095)		326,602,508

Other Assets, Less Liabilities — (6.2)%		(19,015,860)

Net Assets — 100.0%		$307,586,648

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	24,093,367	(5,034,646)	19,058,721	$19,068,250	$95,645	(b)	$4,141		$239
BlackRock Cash Funds: Treasury, SL Agency Shares	188,281	103,719	292,000	292,000	3,939		—		—

				$19,360,250	$99,584		$4,141		$239

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Pharmaceuticals ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Health Care Index	3	12/20/19	$272	$(3,456)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,456

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$15,418

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,456)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$90,550

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$307,242,258	$—	$—	$307,242,258
Money Market Funds	19,360,250	—	—	19,360,250

	$326,602,508	$—	$—	$326,602,508

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,456)	$—	$—	$(3,456)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 4.1%
Colony Capital Inc.	1,893,372	$11,398,099
Lexington Realty Trust	965,131	9,892,593
Liberty Property Trust	614,559	31,545,314
PS Business Parks Inc.	78,048	14,200,834
STORE Capital Corp.	818,723	30,628,427
VEREIT Inc.	3,791,148	37,077,427
Washington REIT	310,608	8,498,235
WP Carey Inc.	665,224	59,537,548

		202,778,477

Health Care REITs — 9.8%
HCP Inc.	1,912,950	68,158,408
Healthcare Realty Trust Inc.	503,416	16,864,436
Healthcare Trust of America Inc., Class A	799,131	23,478,469
Medical Properties Trust Inc.	1,738,366	34,002,439
National Health Investors Inc.	168,892	13,915,012
Omega Healthcare Investors Inc.	843,486	35,249,280
Physicians Realty Trust	721,469	12,806,075
Sabra Health Care REIT Inc.	738,184	16,948,705
Senior Housing Properties Trust	932,155	8,627,094
Ventas Inc.	1,451,264	105,985,810
Welltower Inc.	1,578,489	143,090,028

		479,125,756

Hotel & Resort REITs — 3.5%
Apple Hospitality REIT Inc.	819,577	13,588,587
DiamondRock Hospitality Co.	785,063	8,046,896
Host Hotels & Resorts Inc.	2,843,034	49,156,058
Park Hotels & Resorts Inc.	933,810	23,317,236
Pebblebrook Hotel Trust	508,842	14,155,984
RLJ Lodging Trust	669,502	11,374,839
Ryman Hospitality Properties Inc.	200,368	16,392,106
Service Properties Trust	640,563	16,520,120
Sunstone Hotel Investors Inc.	874,886	12,020,933
Xenia Hotels & Resorts Inc.	437,347	9,236,768

		173,809,527

Industrial REITs — 7.0%
Americold Realty Trust	746,870	27,686,471
Duke Realty Corp.	1,407,853	47,824,766
EastGroup Properties Inc.	146,298	18,290,176
First Industrial Realty Trust Inc.	492,674	19,490,183
Prologis Inc.	2,458,326	209,498,542
Rexford Industrial Realty Inc.	427,690	18,826,914

		341,617,052

Mortgage REITs — 4.2%
AGNC Investment Corp.	2,133,845	34,333,566
Annaly Capital Management Inc.	5,672,043	49,913,978
Blackstone Mortgage Trust Inc., Class A	523,055	18,751,522
Chimera Investment Corp.	728,951	14,258,282
Invesco Mortgage Capital Inc.	558,456	8,549,961
MFA Financial Inc.	1,754,679	12,914,438
New Residential Investment Corp.	1,618,502	25,378,111
Starwood Property Trust Inc.	1,096,424	26,555,389
Two Harbors Investment Corp.	1,063,014	13,957,374

		204,612,621

Office REITs — 8.5%
Alexandria Real Estate Equities Inc.	441,777	68,051,329
Boston Properties Inc.	559,899	72,596,504
Brandywine Realty Trust	684,703	10,373,250

Security	Shares	Value

Office REITs (continued)
Columbia Property Trust Inc.	454,112	$9,604,469
Corporate Office Properties Trust	435,642	12,973,419
Cousins Properties Inc.	571,661	21,488,737
Douglas Emmett Inc.	641,653	27,481,998
Equity Commonwealth	474,895	16,265,154
Highwoods Properties Inc.	404,024	18,156,839
Hudson Pacific Properties Inc.	601,397	20,122,744
JBG SMITH Properties	459,747	18,026,680
Kilroy Realty Corp.	361,826	28,182,627
Mack-Cali Realty Corp.	355,179	7,693,177
Paramount Group Inc.	782,403	10,445,080
Piedmont Office Realty Trust Inc., Class A	488,744	10,204,975
SL Green Realty Corp.	321,022	26,243,548
Vornado Realty Trust	616,864	39,275,731

		417,186,261

Real Estate Development — 0.4%
Howard Hughes Corp. (The)(a)(b)	168,051	21,779,410

Real Estate Services — 2.0%
CBRE Group Inc., Class A(a)(b)	1,310,107	69,448,772
Jones Lang LaSalle Inc.	200,677	27,906,144

		97,354,916

Research & Consulting Services — 1.7%
CoStar Group Inc.(a)(b)	142,365	84,450,918

Residential REITs — 14.4%
American Campus Communities Inc.	535,205	25,732,656
American Homes 4 Rent, Class A	992,701	25,701,029
Apartment Investment & Management Co., Class A	579,921	30,237,081
AvalonBay Communities Inc.	543,964	117,131,768
Camden Property Trust	377,141	41,866,422
Equity LifeStyle Properties Inc.	354,601	47,374,694
Equity Residential	1,357,799	117,123,742
Essex Property Trust Inc.	256,002	83,623,053
Invitation Homes Inc.	1,860,646	55,093,728
Mid-America Apartment Communities Inc.	444,213	57,752,132
Sun Communities Inc.	353,166	52,427,493
UDR Inc.	1,140,679	55,300,118

		709,363,916

Retail REITs — 11.2%
Acadia Realty Trust	330,700	9,451,406
Brixmor Property Group Inc.	1,160,146	23,539,362
Federal Realty Investment Trust	271,522	36,965,005
Kimco Realty Corp.	1,644,134	34,329,518
Macerich Co. (The)	429,213	13,558,839
National Retail Properties Inc.	668,555	37,706,502
Realty Income Corp.	1,239,548	95,048,541
Regency Centers Corp.	652,645	45,352,301
Retail Properties of America Inc., Class A	830,152	10,227,473
Simon Property Group Inc.	1,199,745	186,740,309
SITE Centers Corp.	544,895	8,233,363
Spirit Realty Capital Inc.	350,993	16,798,525
Taubman Centers Inc.	237,818	9,710,109
Urban Edge Properties	450,994	8,925,171
Weingarten Realty Investors	471,130	13,724,017

		550,310,441

Specialized REITs — 32.7%
American Tower Corp.	1,724,293	381,292,911
CoreCivic Inc.	467,116	8,071,765
CoreSite Realty Corp.	143,694	17,509,114

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
Crown Castle International Corp.	1,619,413	$225,114,601
CubeSmart	749,634	26,162,227
CyrusOne Inc.	440,898	34,875,032
Digital Realty Trust Inc.	811,530	105,344,709
EPR Properties	302,114	23,220,482
Equinix Inc.	330,396	190,572,413
Extra Space Storage Inc.	500,602	58,480,326
Gaming and Leisure Properties Inc.	794,416	30,378,468
GEO Group Inc. (The)	470,100	8,151,534
Iron Mountain Inc.	1,118,323	36,222,482
Lamar Advertising Co., Class A	334,801	27,430,246
Life Storage Inc.	181,702	19,153,208
Outfront Media Inc.	558,339	15,510,657
PotlatchDeltic Corp.	261,173	10,730,293
Public Storage	584,871	143,451,310
Rayonier Inc.	504,937	14,239,223
SBA Communications Corp.	440,562	106,241,526
VICI Properties Inc.	1,795,753	40,673,805
Weyerhaeuser Co.	2,901,569	80,373,461

		1,603,199,793

Total Common Stocks — 99.5% (Cost: $5,043,327,679)		4,885,589,088

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	20,558,551	$20,568,831
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	11,991,000	11,991,000

		32,559,831

Total Short -Term Investments — 0.6% (Cost: $32,559,831)		32,559,831

Total Investments in Securities — 100.1% (Cost: $5,075,887,510)		4,918,148,919

Other Assets, Less Liabilities — (0.1)%		(7,084,884)

Net Assets — 100.0%		$4,911,064,035

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,452,121	19,106,430	20,558,551	$20,568,831	$10,405	(b)	$1,101		$(581)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,692,893	1,298,107	11,991,000	11,991,000	75,870		—		—

				$32,559,831	$86,275		$1,101		$(581)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	697	12/20/19	$25,677	$190,799

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Real Estate ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$190,799

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,015,417

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(13,155)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$24,126,580

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,885,589,088	$—	$—	$4,885,589,088
Money Market Funds	32,559,831	—	—	32,559,831

	$4,918,148,919	$—	$—	$4,918,148,919

Derivative financial instruments(a)
Assets
Futures Contracts	$190,799	$—	$—	$190,799

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Regional Banks ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Banks — 14.7%
U.S. Bancorp.	1,037,601	$57,420,839

Regional Banks — 82.8%
Associated Banc-Corp.	117,340	2,376,135
BancorpSouth Bank	67,748	2,006,018
Bank of Hawaii Corp.	29,396	2,525,998
Bank OZK	87,468	2,385,252
BankUnited Inc.	68,790	2,312,720
BB&T Corp.	554,372	29,586,834
BOK Financial Corp.	23,181	1,834,776
Cathay General Bancorp.	54,865	1,905,736
CIT Group Inc.	68,518	3,104,551
Citizens Financial Group Inc.	323,497	11,442,089
Comerica Inc.	108,074	7,131,803
Commerce Bancshares Inc.	71,470	4,334,655
Cullen/Frost Bankers Inc.	41,254	3,653,042
East West Bancorp. Inc.	105,313	4,664,313
Fifth Third Bancorp.	528,558	14,471,918
First Citizens BancShares Inc./NC, Class A	6,289	2,965,578
First Financial Bankshares Inc.	98,267	3,275,239
First Hawaiian Inc.	96,444	2,575,055
First Horizon National Corp.	226,099	3,662,804
First Republic Bank/CA(a)	121,719	11,770,227
FNB Corp.	235,069	2,710,346
Fulton Financial Corp.	120,308	1,946,583
Glacier Bancorp. Inc.	61,990	2,508,115
Hancock Whitney Corp.	65,635	2,513,492
Home BancShares Inc./AR	112,692	2,118,046
Huntington Bancshares Inc./OH	750,950	10,716,056
IBERIABANK Corp.	38,100	2,878,074
International Bancshares Corp.	41,807	1,614,586
Investors Bancorp. Inc.	162,191	1,842,490
KeyCorp	725,927	12,950,538
M&T Bank Corp.	96,716	15,278,226
PacWest Bancorp.	85,531	3,108,197
People’s United Financial Inc.	288,524	4,511,073
Pinnacle Financial Partners Inc.	52,337	2,970,125
PNC Financial Services Group Inc. (The)	322,174	45,155,908
Popular Inc.	69,932	3,781,923
Prosperity Bancshares Inc.	49,966	3,529,099
Regions Financial Corp.	721,958	11,421,376
Signature Bank/New York NY	39,602	4,721,350
Sterling Bancorp./DE	148,474	2,978,388
SunTrust Banks Inc.	321,220	22,099,936
SVB Financial Group(b)	37,292	7,792,163

Security	Shares	Value

Regional Banks (continued)
Synovus Financial Corp.	111,660	$3,992,962
TCF Financial Corp.	111,056	4,227,902
Texas Capital Bancshares Inc.(b)	36,396	1,989,041
Trustmark Corp.	46,600	1,589,526
UMB Financial Corp.	31,244	2,017,737
Umpqua Holdings Corp.	159,330	2,622,572
United Bankshares Inc./WV	73,711	2,791,436
Valley National Bancorp.	240,076	2,609,626
Webster Financial Corp.	66,684	3,125,479
Western Alliance Bancorp.(a)	68,986	3,178,875
Wintrust Financial Corp.	41,019	2,651,058
Zions Bancorp. N.A.	128,046	5,700,608

		323,627,655

Thrifts & Mortgage Finance — 2.1%
Capitol Federal Financial Inc.	102,338	1,410,218
New York Community Bancorp. Inc.	338,169	4,244,021
TFS Financial Corp.	36,467	657,135
Washington Federal Inc.	57,452	2,125,150

		8,436,524

Total Common Stocks — 99.6% (Cost: $416,263,627)		389,485,018

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	13,182,724	13,189,315
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	391,000	391,000

		13,580,315

Total Short-Term Investments — 3.5% (Cost: $13,578,754)		13,580,315

Total Investments in Securities — 103.1% (Cost: $429,842,381)		403,065,333

Other Assets, Less Liabilities — (3.1)%		(12,053,795)

Net Assets — 100.0%		$391,011,538

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Regional Banks ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	14,309,836	(1,127,112)	13,182,724	$13,189,315	$18,844	(b)	$536		$1,296
BlackRock Cash Funds: Treasury, SL Agency Shares	624,950	(233,950)	391,000	391,000	5,670		—		—

				$13,580,315	$24,514		$536		$1,296

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Financial Index	17	12/20/19	$1,467	$(5,312)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,312

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$40,096

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,312)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$488,892

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Regional Banks ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$389,485,018	$—	$—	$389,485,018
Money Market Funds	13,580,315	—	—	13,580,315

	$403,065,333	$—	$—	$403,065,333

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,312)	$—	$—	$(5,312)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) September 30, 2019	iShares® U.S. Telecommunications ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Alternative Carriers — 10.8%
CenturyLink Inc.	1,679,049	$20,954,531
GCI Liberty Inc., Class A(a)	162,699	10,098,727
Globalstar Inc.(a)(b)	1,046,679	433,011
Iridium Communications Inc.(a)(b)	165,642	3,524,862
ORBCOMM Inc.(a)(b)	136,556	650,007
Vonage Holdings Corp.(a)	389,350	4,399,655
Zayo Group Holdings Inc.(a)	404,103	13,699,092

		53,759,885

Communications Equipment — 31.1%
Acacia Communications Inc.(a)	63,957	4,182,788
ADTRAN Inc.	81,911	929,280
Applied Optoelectronics Inc.(a)(b)	32,729	367,219
Arista Networks Inc.(a)(b)	93,072	22,236,762
CalAmp Corp.(a)	57,586	663,391
Ciena Corp.(a)	265,321	10,408,543
Cisco Systems Inc.	459,845	22,720,942
CommScope Holding Co. Inc.(a)(b)	332,115	3,905,673
Comtech Telecommunications Corp.	41,335	1,343,388
EchoStar Corp., Class A(a)(b)	78,270	3,101,057
Extreme Networks Inc.(a)(b)	206,754	1,504,135
F5 Networks Inc.(a)	102,838	14,440,512
Harmonic Inc.(a)	154,897	1,019,222
Juniper Networks Inc.	591,491	14,639,402
Lumentum Holdings Inc.(a)(b)	131,546	7,045,604
Motorola Solutions Inc.	139,171	23,716,130
NETGEAR Inc.(a)	53,260	1,716,037
NetScout Systems Inc.(a)	114,239	2,634,351
Plantronics Inc.	55,543	2,072,865
Ubiquiti Inc.(a)	22,305	2,637,789
ViaSat Inc.(a)(b)	98,563	7,423,765
Viavi Solutions Inc.(a)	391,393	5,481,459

		154,190,314

Consumer Electronics — 4.2%
Garmin Ltd.	247,109	20,927,661

Electronic Components — 0.0%
II-VI Inc.(a)	1	31

Security	Shares	Value

Integrated Telecommunication Services — 46.3%
AT&T Inc.	2,969,104	$112,350,895
ATN International Inc.	18,640	1,088,017
Cincinnati Bell Inc.(a)(b)	72,288	366,500
Consolidated Communications Holdings Inc.	123,500	587,860
Verizon Communications Inc.	1,912,907	115,463,067

		229,856,339

Wireless Telecommunication Services — 7.5%
Shenandoah Telecommunications Co.	80,200	2,547,954
Spok Holdings Inc.	30,761	367,286
Sprint Corp.(a)(b)	1,050,229	6,479,913
T-Mobile U.S. Inc.(a)	288,515	22,726,326
Telephone & Data Systems Inc.	166,937	4,306,975
U.S. Cellular Corp.(a)(b)	26,760	1,005,641

		37,434,095

Total Common Stocks — 99.9% (Cost: $513,973,783)		496,168,325

Short-Term Investments

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	33,189,165	33,205,760

Total Short -Term Investments — 6.7% (Cost: $33,203,491)		33,205,760

Total Investments in Securities — 106.6% (Cost: $547,177,274)		529,374,085

Other Assets, Less Liabilities — (6.6)%		(32,856,716)

Net Assets — 100.0%		$496,517,369

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	12,387,089	20,802,076	33,189,165	$33,205,760	$59,402	(b)	$674		$(903)
BlackRock Cash Funds: Treasury, SL Agency Shares	676,827	(676,827)	—	—	5,867		—		—

				$33,205,760	$65,269		$674		$(903)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® U.S. Telecommunications ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$496,168,325	$—	$—	$496,168,325
Money Market Funds	33,205,760	—	—	33,205,760

	$529,374,085	$—	$—	$529,374,085

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	51

Statements of Assets and Liabilities  (unaudited)

September 30, 2019

	iShares Focused Value Factor ETF	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$31,791,598	$5,522,871,900	$237,732,954	$800,177,002
Affiliated(c)	25,000	151,128,494	1,370,823	45,376,109
Cash	770	875	165	35
Cash pledged:
Futures contracts	—	266,000	7,000	—
Receivables:
Securities lending income — Affiliated	—	32,107	209	13,622
Variation margin on futures contracts	—	12,150	—	—
Capital shares sold	—	39,652	3,085	—
Dividends	62,177	247,993	43,487	160,432

Total assets	31,879,545	5,674,599,171	239,157,723	845,727,200

LIABILITIES
Collateral on securities loaned, at value	—	143,448,939	1,084,535	44,934,854
Payables:
Variation margin on futures contracts	—	—	55	—
Capital shares redeemed	—	—	—	135,234
Investment advisory fees	6,481	1,897,051	82,511	308,231

Total liabilities	6,481	145,345,990	1,167,101	45,378,319

NET ASSETS	$31,873,064	$5,529,253,181	$237,990,622	$800,348,881

NET ASSETS CONSIST OF:
Paid-in capital	$32,132,430	$4,804,241,449	$273,214,114	$1,041,786,580
Accumulated earnings (loss)	(259,366)	725,011,732	(35,223,492)	(241,437,699)

NET ASSETS	$31,873,064	$5,529,253,181	$237,990,622	$800,348,881

Shares outstanding	650,000	24,600,000	3,700,000	4,950,000

Net asset value	$49.04	$224.77	$64.32	$161.69

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$138,851,324	$1,062,834	$43,734,808
(b) Investments, at cost — Unaffiliated	$32,054,612	$4,831,856,189	$244,417,526	$912,071,723
(c) Investments, at cost — Affiliated	$25,000	$151,090,700	$1,370,453	$45,363,874

See notes to financial statements.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2019

	iShares U.S. Home Construction ETF	iShares U.S. Infrastructure ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,313,386,101	$6,900,229	$111,304,588	$4,259,586,569
Affiliated(c)	60,366,814	378,744	1,805,993	190,805,162
Cash	850	382	1,230	109
Cash pledged:
Futures contracts	—	—	10,000	311,000
Receivables:
Securities lending income — Affiliated	14,237	114	877	43,540
Variation margin on futures contracts	—	—	—	72,033
Capital shares sold	128,731	—	—	33,123
Dividends	478,715	8,115	122,815	4,696,050

Total assets	1,374,375,448	7,287,584	113,245,503	4,455,547,586

LIABILITIES
Collateral on securities loaned, at value	59,584,390	364,696	1,580,017	185,908,629
Payables:
Variation margin on futures contracts	—	—	300	—
Capital shares redeemed	109,668	—	—	—
Investment advisory fees	395,878	2,239	38,277	1,474,775

Total liabilities	60,089,936	366,935	1,618,594	187,383,404

NET ASSETS	$1,314,285,512	$6,920,649	$111,626,909	$4,268,164,182

NET ASSETS CONSIST OF:
Paid-in capital	$1,322,239,790	$6,323,075	$95,111,985	$3,773,821,308
Accumulated earnings (loss)	(7,954,278)	597,574	16,514,924	494,342,874

NET ASSETS	$1,314,285,512	$6,920,649	$111,626,909	$4,268,164,182

Shares outstanding	30,350,000	250,000	1,550,000	17,250,000

Net asset value	$43.30	$27.68	$72.02	$247.43

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$58,834,588	$358,437	$1,555,100	$183,332,136
(b) Investments, at cost — Unaffiliated	$1,308,842,356	$6,186,445	$93,587,737	$3,947,181,289
(c) Investments, at cost — Affiliated	$60,352,196	$378,729	$1,805,926	$190,768,607

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2019

	iShares U.S. Oil &Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Real Estate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$206,253,704	$81,526,981	$307,242,258	$4,885,589,088
Affiliated(c)	7,340,681	10,740,257	19,360,250	32,559,831
Cash	1,923	616	123	—
Cash pledged:
Futures contracts	15,000	22,000	12,000	830,000
Receivables:
Investments sold	—	1,405,474	—	—
Securities lending income — Affiliated	13,028	2,960	31,134	1,630
Variation margin on futures contracts	—	—	2,430	94,908
Capital shares sold	—	—	—	467,182
Dividends	35,436	312,776	100,385	20,146,790

Total assets	213,659,772	94,011,064	326,748,580	4,939,689,429

LIABILITIES
Bank overdraft	—	—	—	10,564
Collateral on securities loaned, at value	7,067,513	10,660,288	19,048,533	20,568,831
Payables:
Investments purchased	—	1,425,326	—	5,588,620
Variation margin on futures contracts	1,560	2,340	—	—
Capital shares redeemed	—	—	—	765,597
Investment advisory fees	72,123	31,060	113,399	1,691,782

Total liabilities	7,141,196	12,119,014	19,161,932	28,625,394

NET ASSETS	$206,518,576	$81,892,050	$307,586,648	$4,911,064,035

NET ASSETS CONSIST OF:
Paid-in capital	$452,059,549	$395,837,299	$503,029,263	$4,867,781,100
Accumulated earnings (loss)	(245,540,973)	(313,945,249)	(195,442,615)	43,282,935

NET ASSETS	$206,518,576	$81,892,050	$307,586,648	$4,911,064,035

Shares outstanding	4,050,000	4,650,000	2,200,000	52,550,000

Net asset value	$50.99	$17.61	$139.81	$93.46

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$6,218,635	$9,600,944 $	18,121,511	$20,198,467
(b) Investments, at cost — Unaffiliated	$325,246,117	$169,984,268	$342,801,346	$5,043,327,679
(c) Investments, at cost — Affiliated	$7,337,978	$10,737,803	$19,352,749	$32,559,831

See notes to financial statements.

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2019

	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$389,485,018	$496,168,325
Affiliated(c)	13,580,315	33,205,760
Cash	2,688	—
Cash pledged:
Futures contracts	57,000	—
Receivables:
Investments sold	44,314	6,258,780
Securities lending income — Affiliated	3,044	13,206
Dividends	1,166,931	76,965

Total assets	404,339,310	535,723,036

LIABILITIES
Bank overdraft	—	4,237,722
Collateral on securities loaned, at value	13,187,275	33,187,110
Payables:
Investments purchased	—	1,617,618
Variation margin on futures contracts	1,700	—
Investment advisory fees	138,797	163,217

Total liabilities	13,327,772	39,205,667

NET ASSETS	$391,011,538	$496,517,369

NET ASSETS CONSIST OF:
Paid-in capital	$435,505,775	$708,945,000
Accumulated loss	(44,494,237)	(212,427,631)

NET ASSETS	$391,011,538	$496,517,369

Shares outstanding	8,400,000	17,000,000

Net asset value	$46.55	$29.21

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$12,761,865	$27,168,377
(b) Investments, at cost — Unaffiliated	$416,263,627	$513,973,783
(c) Investments, at cost — Affiliated	$13,578,754	$33,203,491

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations  (unaudited)

Six Months Ended September 30, 2019

	iShares Focused Value Factor ETF	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$462,085	$52,978,740	$2,198,728	$4,817,493
Dividends — Affiliated	1,242	57,705	2,059	7,542
Securities lending income — Affiliated — net	—	149,914	2,475	52,461
Foreign taxes withheld	(872)	—	—	—

Total investment income	462,455	53,186,359	2,203,262	4,877,496

EXPENSES
Investment advisory fees	39,805	10,953,625	498,884	1,863,636

Total expenses	39,805	10,953,625	498,884	1,863,636

Net investment income	422,650	42,232,734	1,704,378	3,013,860

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)from:
Investments — Unaffiliated	(22,298)	(25,742,536)	(1,900,825)	(20,450,812)
Investments — Affiliated	—	16,586	444	(734)
In-kind redemptions — Unaffiliated	—	245,641,408	980,054	12,420,337
Futures contracts	—	814,024	27,610	—

Net realized gain (loss)	(22,298)	220,729,482	(892,717)	(8,031,209)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	286,738	369,472,590	20,874,941	(26,549,841)
Investments — Affiliated	—	(5,071)	(216)	2,059
Futures contracts	—	(81,186)	(4,196)	—

Net change in unrealized appreciation (depreciation)	286,738	369,386,333	20,870,529	(26,547,782)

Net realized and unrealized gain (loss)	264,440	590,115,815	19,977,812	(34,578,991)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$687,090	$632,348,549	$21,682,190	$(31,565,131)

See notes to financial statements.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2019

	iShares U.S. Home Construction ETF	iShares U.S. Infrastructure ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$5,575,265	$71,331	$1,128,774	$15,083,719
Dividends — Affiliated	11,102	135	1,422	54,172
Interest — Unaffiliated	—	—	—	19
Securities lending income — Affiliated — net	72,197	942	7,951	272,204

Total investment income	5,658,564	72,408	1,138,147	15,410,114

EXPENSES
Investment advisory fees	2,544,689	12,420	228,241	7,948,822

Total expenses	2,544,689	12,420	228,241	7,948,822

Net investment income	3,113,875	59,988	909,906	7,461,292

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(22,493,888)	(65,789)	(230,413)	(14,740,322)
Investments — Affiliated	3,689	7	141	1,511
In-kind redemptions — Unaffiliated	67,586,142	—	625,649	265,272,485
Futures contracts	—	—	17,709	30,653

Net realized gain (loss)	45,095,943	(65,782)	413,086	250,564,327

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	191,658,046	414,590	12,640,957	(11,030,231)
Investments — Affiliated	373	14	37	4,371
Futures contracts	—	—	(2,819)	(22,824)

Net change in unrealized appreciation (depreciation)	191,658,419	414,604	12,638,175	(11,048,684)

Net realized and unrealized gain	236,754,362	348,822	13,051,261	239,515,643

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$239,868,237	$408,810	$13,961,167	$246,976,935

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2019

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,422,174	$1,457,884	$3,281,117	$65,408,351
Dividends — Affiliated	4,229	1,277	3,939	75,870
Interest — Unaffiliated	—	—	—	4,670
Securities lending income — Affiliated — net	36,435	13,131	95,645	10,405
Foreign taxes withheld	—	(10,593)	—	—

Total investment income	2,462,838	1,461,699	3,380,701	65,499,296

EXPENSES
Investment advisory fees	510,188	249,064	731,118	9,526,836

Total expenses	510,188	249,064	731,118	9,526,836

Net investment income	1,952,650	1,212,635	2,649,583	55,972,460

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(17,640,258)	(17,662,002)	(27,004,467)	(52,649,504)
Investments — Affiliated	522	2,407	4,141	1,101
In-kind redemptions — Unaffiliated	(3,257,460)	(8,337,777)	24,087,110	326,732,575
Futures contracts	21,340	39,739	15,418	1,015,417

Net realized gain (loss)	(20,875,856)	(25,957,633)	(2,897,798)	275,099,589

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(11,978,413)	(16,112,836)	(29,569,216)	67,864,226
Investments — Affiliated	363	(347)	239	(581)
Futures contracts	(3,249)	(5,174)	(3,456)	(13,155)

Net change in unrealized appreciation (depreciation)	(11,981,299)	(16,118,357)	(29,572,433)	67,850,490

Net realized and unrealized gain (loss)	(32,857,155)	(42,075,990)	(32,470,231)	342,950,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,904,505)	$(40,863,355)	$(29,820,648)	$398,922,539

See notes to financial statements.

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2019

	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$6,923,994	$5,644,975
Dividends — Affiliated	5,670	5,867
Securities lending income — Affiliated — net	18,844	59,402
Foreign taxes withheld	(5,121)	—

Total investment income	6,943,387	5,710,244

EXPENSES
Investment advisory fees	1,000,929	972,235

Total expenses	1,000,929	972,235

Net investment income	5,942,458	4,738,009

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,037,464)	(13,945,846)
Investments — Affiliated	536	674
In-kind redemptions — Unaffiliated	(1,566,937)	25,468,372
Futures contracts	40,096	—

Net realized gain (loss)	(3,563,769)	11,523,200

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	36,764,387	(20,679,841)
Investments — Affiliated	1,296	(903)
Futures contracts	(5,312)	—

Net change in unrealized appreciation (depreciation)	36,760,371	(20,680,744)

Net realized and unrealized gain (loss)	33,196,602	(9,157,544)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,139,060	$(4,419,535)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets

	iShares		iShares
	Focused Value Factor ETF		U.S. Aerospace & Defense ETF

	Six Months Ended	Period From	Six Months Ended
	09/30/19	03/19/19 (a)	09/30/19	Year Ended
	(unaudited)	to 03/31/19	(unaudited)	03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$422,650	$24,415	$42,232,734	$49,513,982
Net realized gain (loss)	(22,298)	—	220,729,482	662,511,714
Net change in unrealized appreciation (depreciation)	286,738	(549,752)	369,386,333	(698,419,445)

Net increase (decrease) in net assets resulting from operations	687,090	(525,337)	632,348,549	13,606,251

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(421,119)	—	(28,803,203)	(57,441,285)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	32,132,430	(93,923,830)	(686,263,213)

NET ASSETS
Total increase (decrease) in net assets	265,971	31,607,093	509,621,516	(730,098,247)
Beginning of period	31,607,093	—	5,019,631,665	5,749,729,912

End of period	$31,873,064	$31,607,093	$5,529,253,181	$5,019,631,665

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares
	U.S. Broker-Dealers & Securities		iShares
	Exchanges ETF		U.S. Healthcare Providers ETF

	Six Months		Six Months
	Ended		Ended
	09/30/19	Year Ended	09/30/19	Year Ended
	(unaudited)	03/31/19	(unaudited)	03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,704,378	$4,496,017	$3,013,860	$2,406,330
Net realized gain (loss)	(892,717)	18,203,440	(8,031,209)	90,202,825
Net change in unrealized appreciation (depreciation)	20,870,529	(53,671,896)	(26,547,782)	(112,369,502)

Net increase (decrease) in net assets resulting from operations	21,682,190	(30,972,439)	(31,565,131)	(19,760,347)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,688,432)	(4,982,516)	(3,296,125)	(34,031,357)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	355,764	(93,559,287)	37,301,041	380,449,961

NET ASSETS
Total increase (decrease) in net assets	20,349,522	(129,514,242)	2,439,785	326,658,257
Beginning of period	217,641,100	347,155,342	797,909,096	471,250,839

End of period	$237,990,622	$217,641,100	$800,348,881	$797,909,096

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	U.S. Home Construction ETF		U.S. Infrastructure ETF

	Six Months Ended		Six Months Ended	Period From
	09/30/19	Year Ended	09/30/19	04/03/18 (a)
	(unaudited)	03/31/19	(unaudited)	to 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,113,875	$5,933,958	$59,988	$57,023
Net realized gain (loss)	45,095,943	(54,924,433)	(65,782)	3,222
Net change in unrealized appreciation (depreciation)	191,658,419	(74,094,517)	414,604	299,195

Net increase (decrease) in net assets resulting from operations	239,868,237	(123,084,992)	408,810	359,440

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(3,165,044)	(6,028,083)	(58,333)	(112,343)
Return of capital	—	—	—	(242)

Decrease in net assets resulting from distributions to shareholders	(3,165,044)	(6,028,083)	(58,333)	(112,585)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(70,074,297)	(342,047,604)	1,308,263	5,015,054

NET ASSETS
Total increase (decrease) in net assets	166,628,896	(471,160,679)	1,658,740	5,261,909
Beginning of period	1,147,656,616	1,618,817,295	5,261,909	—

End of period	$1,314,285,512	$1,147,656,616	$6,920,649	$5,261,909

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares		iShares
	U.S. Insurance ETF		U.S. Medical Devices ETF

	Six Months Ended		Six Months Ended
	09/30/19	Year Ended	09/30/19	Year Ended
	(unaudited)	03/31/19	(unaudited)	03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$909,906	$2,151,153	$7,461,292	$8,746,492
Net realized gain	413,086	7,517,700	250,564,327	372,887,526
Net change in unrealized appreciation (depreciation)	12,638,175	(8,524,018)	(11,048,684)	159,650,849

Net increase in net assets resulting from operations	13,961,167	1,144,835	246,976,935	541,284,867

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(986,650)	(2,145,705)	(7,115,294)	(6,956,266)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	15,732	(32,664,647)	371,568,637	1,403,032,787

NET ASSETS
Total increase (decrease) in net assets	12,990,249	(33,665,517)	611,430,278	1,937,361,388
Beginning of period	98,636,660	132,302,177	3,656,733,904	1,719,372,516

End of period	$111,626,909	$98,636,660	$4,268,164,182	$3,656,733,904

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Changes in Net Assets  (continued)

	iShares
	U.S. Oil & Gas Exploration & Production		iShares
	ETF		U.S. Oil Equipment & Services ETF

	Six Months		Six Months
	Ended		Ended
	09/30/19	Year Ended	09/30/19	Year Ended
	(unaudited)	03/31/19	(unaudited)	03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,952,650	$4,334,116	$1,212,635	$2,685,672
Net realized loss	(20,875,856)	(17,239,747)	(25,957,633)	(87,503,354)
Net change in unrealized appreciation (depreciation)	(11,981,299)	(34,542,336)	(16,118,357)	12,621,733

Net decrease in net assets resulting from operations	(30,904,505)	(47,447,967)	(40,863,355)	(72,195,949)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,119,672)	(5,694,353)	(1,218,641)	(2,867,183)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(36,906,957)	(35,814,291)	(31,264,401)	26,113,948

NET ASSETS
Total decrease in net assets	(69,931,134)	(88,956,611)	(73,346,397)	(48,949,184)
Beginning of period	276,449,710	365,406,321	155,238,447	204,187,631

End of period	$206,518,576	$276,449,710	$81,892,050	$155,238,447

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares U.S. Pharmaceuticals ETF		iShares U.S. Real Estate ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,649,583	$4,511,894	$55,972,460	$110,506,172
Net realized gain (loss)	(2,897,798)	(50,478,343)	275,099,589	108,233,484
Net change in unrealized appreciation (depreciation)	(29,572,433)	63,312,773	67,850,490	390,900,061

Net increase (decrease) in net assets resulting from operations	(29,820,648)	17,346,324	398,922,539	609,639,717

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,674,053)	(4,607,197)	(69,600,605)	(138,914,692)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(45,032,479)	(17,713,342)	(15,863,119)	530,138,554

NET ASSETS
Total increase (decrease) in net assets	(77,527,180)	(4,974,215)	313,458,815	1,000,863,579
Beginning of period	385,113,828	390,088,043	4,597,605,220	3,596,741,641

End of period	$307,586,648	$385,113,828	$4,911,064,035	$4,597,605,220

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets  (continued)

	iShares U.S. Regional Banks ETF		iShares U.S. Telecommunications ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,942,458	$16,083,841	$4,738,009	$7,698,139
Net realized gain (loss)	(3,563,769)	28,068,783	11,523,200	14,388,655
Net change in unrealized appreciation (depreciation)	36,760,371	(133,695,160)	(20,680,744)	22,988,307

Net increase (decrease) in net assets resulting from operations	39,139,060	(89,542,536)	(4,419,535)	45,075,101

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,169,980)	(16,201,489)	(4,784,425)	(8,492,233)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(161,045,802)	(277,228,774)	41,965,141	110,577,068

NET ASSETS
Total increase (decrease) in net assets	(128,076,722)	(382,972,799)	32,761,181	147,159,936
Beginning of period	519,088,260	902,061,059	463,756,188	316,596,252

End of period	$391,011,538	$519,088,260	$496,517,369	$463,756,188

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Focused Value Factor ETF
	Six Months Ended		Period From
	09/30/19		03/19/19	(a)
	(unaudited)		to 03/31/19

Net asset value, beginning of period	$48.63		$49.43

Net investment income(b)	0.65		0.04
Net realized and unrealized gain (loss)(c)	0.41			(0.84)

Net increase (decrease) from investment operations	1.06			(0.80)

Distributions(d)
From net investment income		(0.65)	—

Total distributions		(0.65)	—

Net asset value, end of period	$49.04		$48.63

Total Return
Based on net asset value	2.20	%(e)	(1.62	)%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25	%(f)

Net investment income	2.65	%(f)	2.36	%(f)

Supplemental Data
Net assets, end of period (000)	$31,873		$31,607

Portfolio turnover rate(g)	7	%(e)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Six Months Ended					Period From
	09/30/19		Year Ended	Year Ended	Year Ended	05/01/15		Year Ended	Year Ended
	(unaudited)		03/31/19	03/31/18	03/31/17	to 03/31/16	(a)	04/30/15	04/30/14

Net asset value, beginning of period	$199.59		$197.93	$148.79	$116.90	$120.15		$108.61	$75.74

Net investment income(b)	1.75		1.78	1.55	1.71	1.05		1.46	1.04
Net realized and unrealized gain (loss)(c)	24.63		2.00	49.41	31.69	(3.26)		11.76	33.00

Net increase (decrease) from investment operations	26.38		3.78	50.96	33.40	(2.21)		13.22	34.04

Distributions(d)
From net investment income		(1.20)	(1.83)	(1.82)	(1.51)	(1.04)		(1.68)	(1.17)
From net realized gain	—		(0.29)	—	—	—		—	—

Total distributions		(1.20)	(2.12)	(1.82)	(1.51)	(1.04)		(1.68)	(1.17)

Net asset value, end of period	$224.77		$199.59	$197.93	$148.79	$116.90		$120.15	$108.61

Total Return
Based on net asset value	13.24	%(e)	1.91%	34.40%	28.70%	(1.84	)%(e)	12.28%	45.17%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.44%

Net investment income	1.64	%(f)	0.90%	0.87%	1.24%	0.99	%(f)	1.29%	1.04%

Supplemental Data
Net assets, end of period (000)	$5,529,253		$5,019,632	$5,749,730	$2,574,090	$637,129		$546,702	$385,560

Portfolio turnover rate(g)	11	%(e)	38%	14%	14%	17	%(e)	15%	15%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF
	Six Months Ended					Period From
	09/30/19		Year Ended	Year Ended	Year Ended	05/01/15		Year Ended	Year Ended
	(unaudited)		03/31/19	03/31/18	03/31/17	to 03/31/16	(a)	04/30/15	04/30/14

Net asset value, beginning of period	$58.82		$65.50	$51.31	$37.44	$42.46		$37.45	$27.62

Net investment income(b)	0.46		0.88	0.83	0.83	0.58		0.46	0.46
Net realized and unrealized gain (loss)(c)	5.50		(6.51)	14.15	13.77	(4.89)		5.02	9.83

Net increase (decrease) from investment operations	5.96		(5.63)	14.98	14.60	(4.31)		5.48	10.29

Distributions(d)
From net investment income		(0.46)	(1.05)	(0.79)	(0.73)	(0.71)		(0.47)	(0.46)

Total distributions		(0.46)	(1.05)	(0.79)	(0.73)	(0.71)		(0.47)	(0.46)

Net asset value, end of period	$64.32		$58.82	$65.50	$51.31	$37.44		$42.46	$37.45

Total Return
Based on net asset value	10.14	%(e)	(8.63)%	29.39%	39.27%	(10.23	)%(e)	14.68%	37.35%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	1.45	%(f)	1.38%	1.44%	1.83%	1.53	%(f)	1.14%	1.32%

Supplemental Data
Net assets, end of period (000)	$237,991		$217,641	$347,155	$171,887	$112,313		$297,222	$226,563

Portfolio turnover rate(g)	7	%(e)	27%	13%	17%	26	%(e)	19%	36%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Six Months Ended					Period From
	09/30/19		Year Ended	Year Ended	Year Ended	05/01/15		Year Ended	Year Ended
	(unaudited)		03/31/19	03/31/18	03/31/17	to 03/31/16	(a)	04/30/15	04/30/14

Net asset value, beginning of period	$167.98		$157.08	$134.12	$121.98	$128.59		$94.83	$78.64

Net investment income(b)	0.58		0.54	0.35	0.31	0.24		0.21	0.18
Net realized and unrealized gain (loss)(c)		(6.25)	16.99	22.97	12.14	(6.58)		33.76	16.23

Net increase (decrease) from investment operations		(5.67)	17.53	23.32	12.45	(6.34)		33.97	16.41

Distributions(d)
From net investment income		(0.62)	(6.63)	(0.36)	(0.31)	(0.27)		(0.21)	(0.22)

Total distributions		(0.62)	(6.63)	(0.36)	(0.31)	(0.27)		(0.21)	(0.22)

Net asset value, end of period	$161.69		$167.98	$157.08	$134.12	$121.98		$128.59	$94.83

Total Return
Based on net asset value	(3.38	)%(e)	11.25%	17.40%	10.23%	(4.94	)%(e)	35.85%	20.89%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.43%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	0.69	%(f)	0.29%	0.24%	0.25%	0.20	%(f)	0.18%	0.20%

Supplemental Data
Net assets, end of period (000)	$800,349		$797,909	$471,251	$529,775	$676,989		$822,992	$426,719

Portfolio turnover rate(g)	13	%(e)	48%	20%	12%	16	%(e)	12%	14%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF
	Six Months Ended 09/30/19		Year Ended	Year Ended	Year Ended	Period From 05/01/15		Year Ended	Year Ended
	(unaudited)		03/31/19	03/31/18	03/31/17	to 03/31/16	(a)	04/30/15	04/30/14

Net asset value, beginning of period	$35.26		$39.24	$31.97	$27.09	$25.90		$23.36	$24.25

Net investment income(b)	0.10		0.19	0.13	0.11	0.10		0.09	0.04
Net realized and unrealized gain (loss)(c)	8.05		(3.97)	7.28	4.89	1.19		2.54	(0.89)

Net increase (decrease) from investment operations	8.15		(3.78)	7.41	5.00	1.29		2.63	(0.85)

Distributions(d)
From net investment income		(0.11)	(0.20)	(0.14)	(0.12)	(0.10)		(0.09)	(0.04)

Total distributions		(0.11)	(0.20)	(0.14)	(0.12)	(0.10)		(0.09)	(0.04)

Net asset value, end of period	$43.30		$35.26	$39.24	$31.97	$27.09		$25.90	$23.36

Total Return
Based on net asset value	23.12	%(e)	(9.60)%	23.19%	18.50%	5.00	%(e)	11.28%	(3.49)%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	0.52	%(f)	0.53%	0.34%	0.41%	0.39	%(f)	0.38%	0.17%

Supplemental Data
Net assets, end of period (000)	$1,314,286		$1,147,657	$1,618,817	$1,426,069	$1,476,333		$2,011,455	$1,550,038

Portfolio turnover rate(g)	8	%(e)	17%	18%	12%	14	%(e)	13%	23%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Infrastructure ETF
	Six Months Ended		Period From
	09/30/19		04/03/18	(a)
	(unaudited)		to 03/31/19

Net asset value, beginning of period	$26.31		$25.31

Net investment income(b)	0.26		0.43
Net realized and unrealized gain(c)	1.34		1.24

Net increase from investment operations	1.60		1.67

Distributions(d)
From net investment income		(0.23)		(0.34)
From net realized gain	—			(0.33)
Return of capital	—		(0.00	)(e)

Total distributions		(0.23)		(0.67)

Net asset value, end of period	$27.68		$26.31

Total Return
Based on net asset value	6.12	%(f)	6.78	%(f)

Ratios to Average Net Assets
Total expenses	0.40	%(g)	0.40	%(g)

Net investment income	1.93	%(g)	1.67	%(g)

Supplemental Data
Net assets, end of period (000)	$6,921		$5,262

Portfolio turnover rate(h)	15	%(f)	43	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF

	Six Months Ended 09/30/19		Year Ended	Year Ended	Year Ended	Period From 05/01/15		Year Ended	Year Ended
	(unaudited)		03/31/19	03/31/18	03/31/17	to 03/31/16	(a)	04/30/15	04/30/14

Net asset value, beginning of period	$63.64		$64.54	$60.46	$49.91	$49.04		$46.26	$38.98

Net investment income(b)	0.59		1.23	1.18	1.03	0.87		0.75	0.64
Net realized and unrealized gain (loss)(c)	8.43		(0.89)	4.20	10.48	0.90		2.79	7.28

Net increase from investment operations	9.02		0.34	5.38	11.51	1.77		3.54	7.92

Distributions(d)
From net investment income		(0.64)	(1.24)	(1.30)	(0.96)		(0.90)	(0.76)	(0.64)

Total distributions		(0.64)	(1.24)	(1.30)	(0.96)		(0.90)	(0.76)	(0.64)

Net asset value, end of period	$72.02		$63.64	$64.54	$60.46	$49.91		$49.04	$46.26

Total Return
Based on net asset value	14.19	%(e)	0.60%	8.93%	23.25%	3.60	%(e)	7.67%	20.39%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.43%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	1.70	%(f)	1.94%	1.85%	1.86%	1.89	%(f)	1.57%	1.45%

Supplemental Data
Net assets, end of period (000)	$111,627		$98,637	$132,302	$166,264	$99,823		$120,146	$152,673

Portfolio turnover rate(g)	4	%(e)	17%	12%	14%	10	%(e)	12%	6%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF
	Six Months Ended 09/30/19		Year Ended	Year Ended	Year Ended	Period From 05/01/15		Year Ended	Year Ended
	(unaudited	)	03/31/19	03/31/18	03/31/17	to 03/31/16	(a)	04/30/15	04/30/14

Net asset value, beginning of period	$231.44		$184.88	$151.42	$122.48	$116.87		$95.07	$75.70

Net investment income(b)	0.47		0.69	0.66	0.69	0.67		0.73	0.52
Net realized and unrealized gain(c)	15.96		46.38	33.33	29.06	6.47		21.79	19.25

Net increase from investment operations	16.43		47.07	33.99	29.75	7.14		22.52	19.77

Distributions(d)
From net investment income		(0.44)	(0.51)	(0.53)	(0.81)		(1.53)	(0.72)	(0.40)

Total distributions		(0.44)	(0.51)	(0.53)	(0.81)		(1.53)	(0.72)	(0.40)

Net asset value, end of period	$247.43		$231.44	$184.88	$151.42	$122.48		$116.87	$95.07

Total Return
Based on net asset value	7.11	%(e)	25.50%	22.48%	24.36%	6.13	%(e)	23.75%	26.15%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.43%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	0.40	%(f)	0.33%	0.38%	0.49%	0.61	%(f)	0.67%	0.59%

Supplemental Data
Net assets, end of period (000)	$4,268,164		$3,656,734	$1,719,373	$1,052,380	$857,337		$765,524	$708,255

Portfolio turnover rate(g)	4	%(e)	36%	15%	20%	17	%(e)	19%	44%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF
	Six Months Ended 09/30/19		Year Ended	Year Ended	Year Ended	Period From 05/01/15		Year Ended	Year Ended
	(unaudited)		03/31/19	03/31/18	03/31/17	to 03/31/16	(a)	04/30/15	04/30/14

Net asset value, beginning of period	$58.20		$63.55	$61.16	$51.96	$78.75		$90.37	$70.90

Net investment income(b)	0.44		0.67	0.56	0.55	0.96		1.00	0.78
Net realized and unrealized gain (loss)(c)		(7.16)	(5.11)	2.49	9.25		(26.76)	(11.65)	19.46

Net increase (decrease) from investment operations		(6.72)	(4.44)	3.05	9.80		(25.80)	(10.65)	20.24

Distributions(d)
From net investment income		(0.49)	(0.91)	(0.66)	(0.60)		(0.99)	(0.97)	(0.77)

Total distributions		(0.49)	(0.91)	(0.66)	(0.60)		(0.99)	(0.97)	(0.77)

Net asset value, end of period	$50.99		$58.20	$63.55	$61.16	$51.96		$78.75	$90.37

Total Return
Based on net asset value	(11.56	)%(e)	(7.06)%	5.09%	18.88%	(32.89	)%(e)	(11.80)%	28.72%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	1.63	%(f)	1.00%	0.96%	0.93%	1.74	%(f)	1.21%	0.98%

Supplemental Data
Net assets, end of period (000)	$206,519		$276,450	$365,406	$418,955	$368,947		$543,362	$483,476

Portfolio turnover rate(g)	15	%(e)	12%	17%	8%	18	%(e)	7%	32%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18		Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$25.24		$32.41	$42.09		$35.72	$54.16		$70.65	$56.48

Net investment income(b)	0.22		0.34	1.18	(c)	0.33	0.71		0.93	0.55
Net realized and unrealized gain (loss)(d)		(7.62)	(7.14)		(9.61)	6.39	(18.42)		(16.48)	14.20

Net increase (decrease) from investment operations		(7.40)	(6.80)		(8.43)	6.72	(17.71)		(15.55)	14.75

Distributions(e)
From net investment income		(0.23)	(0.37)		(1.25)	(0.35)	(0.73)		(0.94)	(0.58)

Total distributions		(0.23)	(0.37)		(1.25)	(0.35)	(0.73)		(0.94)	(0.58)

Net asset value, end of period	$17.61		$25.24	$32.41		$42.09	$35.72		$54.16	$70.65

Total Return
Based on net asset value	(29.39	)%(f)	(21.10)%	(20.19	)%(g)	18.88%%	(32.83	)%(f)	(22.07)%	26.25%

Ratios to Average Net Assets
Total expenses	0.43	%(h)	0.42%		0.43%	0.44%	0.44	%(h)	0.43%	0.45%

Net investment income	2.07	%(h)	1.09%	3.37	%(c)	0.81%	1.91	%(h)	1.52%	0.87%

Supplemental Data
Net assets, end of period (000)	$81,892		$155,238	$204,188		$250,434	$233,938		$389,980	$579,369

Portfolio turnover rate(i)	9	%(f)	35%		25%	27%	18	%(f)	14%	15%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from Baker Hughes Inc. Excluding such special distribution, the net investment income would have been $0.37 per share and 1.05% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (20.37)% for the year ended March 31, 2018.

(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

76	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$154.05		$147.20	$150.97	$137.03	$168.05		$129.31	$99.11

Net investment income(b)	1.13		1.73	2.25	1.28	1.54		1.53	1.23
Net realized and unrealized gain (loss)(c)		(14.21)	6.91	(3.75)	14.01	(29.40)		39.00	30.20

Net increase (decrease) from investment operations		(13.08)	8.64	(1.50)	15.29	(27.86)		40.53	31.43

Distributions(d)
From net investment income		(1.16)	(1.79)	(2.27)	(1.35)	(1.52)		(1.61)	(1.23)
From net realized gain	—		—	—	—	(1.64)		(0.18)	—

Total distributions		(1.16)	(1.79)	(2.27)	(1.35)	(3.16)		(1.79)	(1.23)

Net asset value, end of period	$139.81		$154.05	$147.20	$150.97	$137.03		$168.05	$129.31

Total Return
Based on net asset value	(8.51	)%(e)	5.88%	(1.05)%	11.19%	(16.84	)%(e)	31.58%	31.92%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	1.54	%(f)	1.12%	1.47%	0.87%	1.03	%(f)	1.03%	1.09%

Supplemental Data
Net assets, end of period (000)	$307,587		$385,114	$390,088	$717,098	$637,189		$1,167,951	$665,969

Portfolio turnover rate(g)	26	%(e)	51%	23%	33%	31	%(e)	37%	31%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$86.99		$75.48	$78.51	$77.88	$75.44		$69.75	$73.45

Net investment income(b)	1.12		2.28	2.22	2.19	1.84		1.92	2.03
Net realized and unrealized gain (loss)(c)	6.70		11.86	(2.36)	1.67	3.79		6.47	(3.16)

Net increase (decrease) from investment operations	7.82		14.14	(0.14)	3.86	5.63		8.39	(1.13)

Distributions(d)
From net investment income		(1.35)	(2.63)	(2.89)	(3.23)	(2.60)		(2.55)	(2.49)
From net realized gain	—		—	—	—	(0.59)		(0.15)	(0.08)

Total distributions		(1.35)	(2.63)	(2.89)	(3.23)	(3.19)		(2.70)	(2.57)

Net asset value, end of period	$93.46		$86.99	$75.48	$78.51	$77.88		$75.44	$69.75

Total Return
Based on net asset value	9.02	%(e)	19.09%	(0.29)%	5.03%	7.77	%(e)	12.14%	(1.23)%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	2.50	%(f)	2.85%	2.80%	2.77%	2.72	%(f)	2.55%	3.04%

Supplemental Data
Net assets, end of period (000)	$4,911,064		$4,597,605	$3,596,742	$4,608,522	$4,466,380		$4,937,495	$4,547,393

Portfolio turnover rate(g)	4	%(e)	11%	13%	18%	13	%(e)	21%	27%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

78	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$43.44		$50.39	$44.79	$31.79	$34.87		$33.02	$26.81

Net investment income(b)	0.58		1.01	0.80	0.71	0.63		0.61	0.55
Net realized and unrealized gain (loss)(c)	3.18		(6.91)	5.60	12.95	(3.04)		1.84	6.19

Net increase (decrease) from investment operations	3.76		(5.90)	6.40	13.66	(2.41)		2.45	6.74

Distributions(d)
From net investment income		(0.65)	(1.05)	(0.80)	(0.66)	(0.67)		(0.60)	(0.53)

Total distributions		(0.65)	(1.05)	(0.80)	(0.66)	(0.67)		(0.60)	(0.53)

Net asset value, end of period	$46.55		$43.44	$50.39	$44.79	$31.79		$34.87	$33.02

Total Return
Based on net asset value	8.69	%(e)	(11.79)%	14.42%	43.37%	(7.08	)%(e)	7.44%	25.24%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	2.53	%(f)	2.08%	1.68%	1.79%	1.99	%(f)	1.80%	1.75%

Supplemental Data
Net assets, end of period (000)	$391,012		$519,088	$902,061	$747,957	$410,119		$543,990	$458,915

Portfolio turnover rate(g)	3	%(e)	10%	4%	6%	11	%(e)	5%	9%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$29.73		$27.06	$32.38	$30.71	$30.75		$29.34	$26.77

Net investment income(b)	0.31		0.49	0.74	0.66	0.44		0.64	0.71
Net realized and unrealized gain (loss)(c)		(0.51)	2.71	(5.08)	1.87	0.12		1.43	2.66

Net increase (decrease) from investment operations		(0.20)	3.20	(4.34)	2.53	0.56		2.07	3.37

Distributions(d)
From net investment income		(0.32)	(0.53)	(0.98)	(0.86)	(0.60)		(0.66)	(0.80)

Total distributions		(0.32)	(0.53)	(0.98)	(0.86)	(0.60)		(0.66)	(0.80)

Net asset value, end of period	$29.21		$29.73	$27.06	$32.38	$30.71		$30.75	$29.34

Total Return
Based on net asset value	(0.67	)%(e)	11.91%	(13.63)%	8.25%	1.93	%(e)	7.15%	12.81%

Ratios to Average Net Assets
Total expenses	0.43	%(f)	0.42%	0.43%	0.44%	0.44	%(f)	0.43%	0.45%

Net investment income	2.07	%(f)	1.73%	2.41%	2.02%	1.67	%(f)	2.14%	2.54%

Supplemental Data
Net assets, end of period (000)	$496,517		$463,756	$316,596	$519,768	$560,382		$713,380	$598,439

Portfolio turnover rate(g)	27	%(e)	35%	86%	47%	24	%(e)	49%	53%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

80	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Focused Value Factor	Non-diversified
U.S. Aerospace & Defense	Non-diversified
U.S. Broker-Dealers & Securities Exchanges	Non-diversified
U.S. Healthcare Providers	Non-diversified
U.S. Home Construction	Non-diversified
U.S. Infrastructure	Non-diversified
U.S. Insurance	Non-diversified
U.S. Medical Devices	Non-diversified
U.S. Oil & Gas Exploration & Production	Non-diversified
U.S. Oil Equipment & Services	Non-diversified
U.S. Pharmaceuticals	Non-diversified
U.S. Real Estate	Diversified
U.S. Regional Banks	Non-diversified
U.S. Telecommunications	. Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

82	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Aerospace & Defense
Barclays Bank PLC	$2,683,129	$2,683,129		$—	$—
Barclays Capital Inc.	3,450,532	3,450,532		—	—
BNP Paribas Prime Brokerage International Ltd.	10,584,059	10,584,059		—	—
BNP Paribas Securities Corp.	73,053	73,053		—	—
BofA Securities, Inc.	12,002,954	12,002,954		—	—
Citigroup Global Markets Inc.	22,652,173	22,652,173		—	—
Credit Suisse AG Dublin Branch	2,110,885	2,110,885		—	—
Credit Suisse Securities (USA) LLC	973,391	973,391		—	—
Goldman Sachs & Co.	7,943,036	7,943,036		—	—
HSBC Bank PLC	2,025,781	2,025,781		—	—
Jefferies LLC	10,102	10,102		—	—
JPMorgan Securities LLC	39,336,928	39,336,928		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,576,359	4,576,359		—	—
National Financial Services LLC	1,371,136	1,371,136		—	—
RBC Capital Markets LLC	3,396,736	3,396,736		—	—
Scotia Capital (USA) Inc.	1,988,257	1,988,257		—	—
SG Americas Securities LLC	727,344	727,344		—	—
TD Prime Services LLC	3,338,664	3,338,664		—	—
UBS AG	1,251,548	1,251,548		—	—
UBS Securities LLC	728,221	728,221		—	—
Virtu Americas, LLC	320,736	320,736		—	—
Wells Fargo Bank, National Association	6,939,134	6,939,134		—	—
Wells Fargo Securities LLC	10,367,166	10,367,166		—	—

	$138,851,324	$138,851,324		$—	$—

U.S. Broker-Dealers & Securities Exchanges
BNP Paribas Prime Brokerage International Ltd.	$325,960	$325,960		$—	$—
BofA Securities, Inc.	86,226	86,226		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	338,542	338,542		—	—
Wells Fargo Bank, National Association	299,896	299,896		—	—
Wells Fargo Securities LLC	12,210	12,210		—	—

	$1,062,834	$1,062,834		$—	$—

U.S. Healthcare Providers
Barclays Bank PLC	$56,780	$56,780		$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,414,880	1,414,880		—	—
BofA Securities, Inc.	2,404,547	2,404,547		—	—
Citigroup Global Markets Inc.	947,802	947,802		—	—
Credit Suisse AG Dublin Branch	355,576	355,576		—	—
Credit Suisse Securities (USA) LLC	48,531	48,531		—	—
Deutsche Bank Securities Inc.	34,419	34,419		—	—
Goldman Sachs & Co.	18,353,946	18,353,946		—	—
HSBC Bank PLC	5,977	5,966		—	(11	)(b)
JPMorgan Securities LLC	9,130,931	9,130,931		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	648,292	648,292		—	—
National Financial Services LLC	3,005,570	3,005,570		—	—
UBS Securities LLC	30,570	30,570		—	—
Wells Fargo Bank, National Association	1,310,336	1,310,336		—	—
Wells Fargo Securities LLC	5,986,651	5,986,651		—	—

	$43,734,808	$43,734,797		$—	$(11)

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Home Construction
Barclays Bank PLC	$50,154	$50,154		$—	$—
Barclays Capital Inc.	2,229,719	2,229,719		—	—
BNP Paribas Prime Brokerage International Ltd.	1,645,714	1,645,714		—	—
BNP Paribas Securities Corp.	186,619	186,619		—	—
BofA Securities, Inc.	241,149	241,149		—	—
Citigroup Global Markets Inc.	16,715,575	16,715,575		—	—
Credit Suisse AG Dublin Branch	2,539,905	2,539,905		—	—
Credit Suisse Securities (USA) LLC	67,501	67,167		—	(334	)(b)
Goldman Sachs & Co.	2,124,693	2,124,693		—	—
HSBC Bank PLC	7,419	7,419		—	—
JPMorgan Securities LLC	15,250,937	15,250,937		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,323,770	3,323,770		—	—
National Financial Services LLC	108,519	108,078		—	(441	)(b)
Scotia Capital (USA) Inc.	12,773,123	12,773,123		—	—
SG Americas Securities LLC	282,869	282,869		—	—
State Street Bank & Trust Company	81,939	81,939		—	—
TD Prime Services LLC	33,722	33,722		—	—
UBS Securities LLC	14,663	14,663		—	—
Wells Fargo Bank, National Association	513,473	513,473		—	—
Wells Fargo Securities LLC	643,125	643,125		—	—

	$58,834,588	$58,833,813		$—	$(775)

U.S. Infrastructure
Barclays Capital Inc.	$42,801	$42,801		$—	$—
BofA Securities, Inc.	84,459	84,459		—	—
Citigroup Global Markets Inc.	76,548	76,548		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	154,629	154,629		—	—

	$358,437	$358,437		$—	$—

U.S. Insurance
Credit Suisse AG Dublin Branch	$864,788	$864,788		$—	$—
Goldman Sachs & Co.	386,642	386,642		—	—
JPMorgan Securities LLC	104,136	104,074		—	(62	)(b)
Virtu Americas, LLC	199,534	199,534		—	—

	$1,555,100	$1,555,038		$—	$(62)

U.S. Medical Devices
Barclays Bank PLC	$1,336,268	$1,336,268		$—	$—
Barclays Capital Inc.	1,397,678	1,397,678		—	—
BNP Paribas New York Branch	399,154	399,154		—	—
BNP Paribas Prime Brokerage International Ltd.	14,158,889	14,158,889		—	—
BNP Paribas Securities Corp	179,440	179,440		—	—
Citigroup Global Markets Inc.	11,641,275	11,641,275		—	—
Credit Suisse AG Dublin Branch	1,428,623	1,424,112		—	(4,511	)(b)
Credit Suisse Securities (USA) LLC	70,619	70,619		—	—
Goldman Sachs & Co.	51,521,211	51,521,211		—	—
HSBC Bank PLC	14,177,117	14,177,117		—	—
ING Financial Markets LLC	128,544	128,544		—	—
Jefferies LLC	323,958	323,958		—	—
JPMorgan Securities LLC	16,832,863	16,832,863		—	—
Morgan Stanley & Co. LLC(U.S. Equity Securities Lending)	23,753,847	23,753,847		—	—
National Financial Services LLC	2,196,302	2,196,302		—	—
Nomura Securities International Inc.	5,156	5,156		—	—
Scotia Capital (USA) Inc.	23,760	23,760		—	—
State Street Bank & Trust Company	865,022	865,022		—	—
UBS AG	18,494,724	18,494,724		—	—
UBS Securities LLC	16,376,794	16,376,794		—	—
Virtu Americas, LLC	25,472	25,472		—	—
Wells Fargo Bank, National Association	6,613,941	6,613,941		—	—
Wells Fargo Securities LLC	1,381,479	1,381,479		—	—

	$183,332,136	$183,327,625		$—	$(4,511)

84	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Oil & Gas Exploration & Production
Barclays Capital Inc.	$467,858	$467,858		$—	$—
BNP Paribas Prime Brokerage International Ltd.	342,229	342,229		—	—
BofA Securities, Inc.	78,710	78,710		—	—
Citigroup Global Markets Inc.	689,181	689,181		—	—
Credit Suisse AG Dublin Branch	2,200	2,200		—	—
Credit Suisse Securities (USA) LLC	11,100	11,100		—	—
Goldman Sachs & Co.	742,201	742,201		—	—
HSBC Bank PLC	1,246,872	1,246,872		—	—
JPMorgan Securities LLC	1,734,568	1,734,568		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	546,875	546,875		—	—
Scotia Capital (USA) Inc.	25,441	25,441		—	—
UBS AG	41,735	41,735		—	—
UBS Securities LLC	250,274	250,274		—	—
Wells Fargo Bank, National Association	38,019	38,019		—	—
Wells Fargo Securities LLC	1,372	1,363		—	(9	)(b)

	$6,218,635	$6,218,626		$—	$(9)

U.S. Oil Equipment & Services
Barclays Capital Inc.	$197,275	$197,275		$—	$—
BofA Securities, Inc.	16,260	16,260		—	—
Credit Suisse AG Dublin Branch	9,937	9,937		—	—
Credit Suisse Securities (USA) LLC	218,184	218,184		—	—
Goldman Sachs & Co.	1,656,064	1,656,064		—	—
JPMorgan Securities LLC	891,571	891,571		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,333,116	2,333,116		—	—
Nomura Securities International Inc.	2,612	2,612		—	—
Scotia Capital (USA) Inc.	20,620	20,620		—	—
State Street Bank & Trust Company	319,476	319,476		—	—
UBS AG	118,097	118,097		—	—
Virtu Americas, LLC	156,376	156,376		—	—
Wells Fargo Bank, National Association	2,791,694	2,791,694		—	—
Wells Fargo Securities LLC	869,662	869,662		—	—

	$9,600,944	$9,600,944		$—	$—

U.S. Pharmaceuticals
Barclays Capital Inc.	$326,133	$326,133		$—	$—
BNP Paribas Prime Brokerage International Ltd.	562,006	562,006		—	—
BofA Securities, Inc.	176,703	176,703		—	—
Citigroup Global Markets Inc.	1,261,972	1,261,972		—	—
Credit Suisse AG Dublin Branch	660,658	660,658		—	—
Credit Suisse Securities (USA) LLC	18,522	18,522		—	—
Deutsche Bank Securities Inc.	452,021	452,021		—	—
Goldman Sachs & Co.	1,663,971	1,663,971		—	—
HSBC Bank PLC	284,023	284,023		—	—
ING Financial Markets LLC	289,768	289,768		—	—
Jefferies LLC	98,945	98,945		—	—
JPMorgan Securities LLC	5,629,022	5,629,022		—	—
Mizuho Securities USA Inc.	2,723	2,723		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,415,965	3,415,965		—	—
National Financial Services LLC	190,973	190,973		—	—
TD Prime Services LLC	282,265	282,265		—	—
UBS AG	348,165	348,165		—	—
Wells Fargo Bank, National Association	1,033,509	1,033,509		—	—
Wells Fargo Securities LLC	1,424,167	1,424,167		—	—

	$18,121,511	$18,121,511		$—	$—

U.S. Real Estate
BofA Securities, Inc.	$12,115,913	$12,115,913		$—	$—
Citigroup Global Markets Inc.	202,874	201,045		—	(1,829	)(b)
JPMorgan Securities LLC	7,879,680	7,879,680		—	—

	$20,198,467	$20,196,638		$—	$(1,829)

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Regional Banks
JPMorgan Securities LLC	$11,605,257	$11,605,257		$—	$—
Wells Fargo Bank, National Association	1,156,608	1,156,608		—	—

	$12,761,865	$12,761,865		$—	$—

U.S. Telecommunications
Barclays Bank PLC	$48,565	$48,565		$—	$—
BNP Paribas Prime Brokerage International Ltd.	124,014	124,014		—	—
BNP Paribas Securities Corp.	34,048	34,048		—	—
Citigroup Global Markets Inc.	57,637	57,637		—	—
Credit Suisse AG Dublin Branch	4,148,838	4,148,838		—	—
Goldman Sachs & Co.	10,762,177	10,762,177		—	—
HSBC Bank PLC	4,523,570	4,523,570		—	—
JPMorgan Securities LLC	3,869,309	3,869,309		—	—
UBS Securities LLC	3,070,550	3,070,550		—	—
Wells Fargo Securities LLC	529,669	529,669		—	—

	$27,168,377	$27,168,377		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

86	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each Fund, except for the iShares Focused Value Factor ETF and iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion, up to and including $30 billion	0.38
Over $30 billion, up to and including $40 billion	0.34
Over $40 billion, up to and including $50 billion	0.33
Over $50 billion	0.31

For its investment advisory services to the iShares Focused Value Factor ETF and iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee of 0.25% and 0.40%, respectively, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended September 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
U.S. Aerospace & Defense	$64,195
U.S. Broker-Dealers & Securities Exchanges	1,060
U.S. Healthcare Providers	22,459
U.S. Home Construction	30,923
U.S. Infrastructure	371
U.S. Insurance	2,989
U.S. Medical Devices	115,401
U.S. Oil & Gas Exploration & Production	14,651
U.S. Oil Equipment & Services	5,621
U.S. Pharmaceuticals	38,364
U.S. Real Estate	4,278
U.S. Regional Banks	8,070
U.S. Telecommunications	24,142

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
U.S. Aerospace & Defense	$162,028,403	$208,199,437	$(2,420,491)
U.S. Broker-Dealers & Securities Exchanges	7,404,173	3,468,317	49,379
U.S. Healthcare Providers	22,289,912	25,510,243	(7,093,016)
U.S. Home Construction	39,176,406	15,917,779	(2,941,647)
U.S. Insurance	1,792,390	733,095	(112,790)
U.S. Medical Devices	20,565,107	54,316,713	(1,663,870)
U.S. Oil & Gas Exploration & Production	7,614,567	4,892,199	(2,988,716)
U.S. Oil Equipment & Services	2,518,876	5,035,462	(6,346,618)
U.S. Pharmaceuticals	72,288,968	40,876,377	(14,404,833)
U.S. Real Estate	14,572,793	28,306,534	(8,575,730)
U.S. Regional Banks	2,527,785	502,979	(146,507)
U.S. Telecommunications	9,333,626	86,291,222	(11,400,678)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Focused Value Factor	$2,360,288	$2,399,832
U.S. Aerospace & Defense	563,662,995	564,842,244
U.S. Broker-Dealers & Securities Exchanges	15,380,444	15,783,520
U.S. Healthcare Providers	112,631,881	113,629,296
U.S. Home Construction	89,233,181	90,407,776
U.S. Infrastructure	914,142	905,569
U.S. Insurance	4,399,806	4,657,224
U.S. Medical Devices	154,643,591	156,206,721
U.S. Oil & Gas Exploration & Production	35,975,772	36,425,237
U.S. Oil Equipment & Services	10,601,639	10,778,398
U.S. Pharmaceuticals	90,255,206	90,031,361
U.S. Real Estate	205,545,817	198,157,571
U.S. Regional Banks	11,853,964	14,032,772
U.S. Telecommunications	125,095,882	122,310,003

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Aerospace & Defense	$776,835,934	$860,510,882
U.S. Broker-Dealers & Securities Exchanges	12,918,311	12,206,514
U.S. Healthcare Providers	421,932,744	383,613,876
U.S. Home Construction	1,088,398,298	1,157,135,702
U.S. Infrastructure	1,291,444	—
U.S. Insurance	3,166,480	3,148,641
U.S. Medical Devices	1,924,399,986	1,549,886,003
U.S. Oil & Gas Exploration & Production	24,713,359	61,328,872
U.S. Oil Equipment & Services	11,172,908	42,189,978
U.S. Pharmaceuticals	110,489,520	155,443,924
U.S. Real Estate	7,534,874,596	7,551,956,587
U.S. Regional Banks	11,522,575	171,132,337
U.S. Telecommunications	345,434,856	302,950,892

88	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
U.S. Broker-Dealers & Securities Exchanges	$26,039,950
U.S. Healthcare Providers	79,326,575
U.S. Home Construction	19,974,503
U.S. Medical Devices	21,172,287
U.S. Oil & Gas Exploration & Production	91,887,120
U.S. Oil Equipment & Services	154,834,080
U.S. Pharmaceuticals	138,530,177
U.S. Real Estate	37,533,938
U.S. Regional Banks	9,606,325
U.S. Telecommunications	191,995,583

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Focused Value Factor	$32,079,612	$1,831,787	$(2,094,801)	$(263,014)
U.S. Aerospace & Defense	5,120,433,059	733,422,346	(179,936,197)	553,486,149
U.S. Broker-Dealers & Securities Exchanges	247,406,352	17,865,548	(26,172,319)	(8,306,771)
U.S. Healthcare Providers	1,000,260,369	12,890,695	(167,597,953)	(154,707,258)
U.S. Home Construction	1,406,777,464	65,723,970	(98,748,519)	(33,024,549)
U.S. Infrastructure	6,584,740	957,792	(263,559)	694,233
U.S. Insurance	96,520,591	20,679,610	(4,092,439)	16,587,171
U.S. Medical Devices	4,188,838,357	369,521,484	(107,990,934)	261,530,550
U.S. Oil & Gas Exploration & Production	346,752,662	884,280	(134,045,806)	(133,161,526)
U.S. Oil Equipment & Services	225,409,594	192,553	(133,340,083)	(133,147,530)
U.S. Pharmaceuticals	380,589,222	13,088,147	(67,078,317)	(53,990,170)
U.S. Real Estate	5,098,790,335	155,244,378	(335,694,995)	(180,450,617)
U.S. Regional Banks	434,992,271	8,034,263	(39,966,513)	(31,932,250)
U.S. Telecommunications	561,282,917	12,119,802	(44,028,634)	(31,908,832)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements  (unaudited) (continued)

conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Period Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount

Focused Value Factor
Shares sold	—	$—	650,000	$32,132,430

U.S. Aerospace & Defense
Shares sold	3,550,000	$783,592,115	13,000,000	$2,595,532,840
Shares redeemed	(4,100,000)	(877,515,945)	(16,900,000)	(3,281,796,053)

Net decrease	(550,000)	$(93,923,830)	(3,900,000)	$(686,263,213)

U.S. Broker-Dealers & Securities Exchanges
Shares sold	200,000	$13,002,978	2,700,000	$175,653,700
Shares redeemed	(200,000)	(12,647,214)	(4,300,000)	(269,212,987)

Net increase (decrease)	—	$355,764	(1,600,000)	$(93,559,287)

U.S. Healthcare Providers
Shares sold	2,550,000	$426,515,430	6,900,000	$1,297,587,771
Shares redeemed	(2,350,000)	(389,214,389)	(5,150,000)	(917,137,810)

Net increase	200,000	$37,301,041	1,750,000	$380,449,961

U.S. Home Construction
Shares sold	27,650,000	$1,091,877,207	84,200,000	$2,960,440,133
Shares redeemed	(29,850,000)	(1,161,951,504)	(92,900,000)	(3,302,487,737)

Net decrease	(2,200,000)	$(70,074,297)	(8,700,000)	$(342,047,604)

U.S. Infrastructure
Shares sold	50,000	$1,308,263	200,000	$5,015,054

U.S. Insurance
Shares sold	50,000	$3,430,500	250,000	$15,038,177
Shares redeemed	(50,000)	(3,414,768)	(750,000)	(47,702,824)

Net increase (decrease)	—	$15,732	(500,000)	$(32,664,647)

U.S. Medical Devices
Shares sold	8,150,000	$1,929,546,600	15,900,000	$3,376,233,703
Shares redeemed	(6,700,000)	(1,557,977,963)	(9,400,000)	(1,973,200,916)

Net increase	1,450,000	$371,568,637	6,500,000	$1,403,032,787

90	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/19		Period Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
U.S. Oil & Gas Exploration & Production
Shares sold	450,000	$24,768,516	3,500,000	$236,203,694
Shares redeemed	(1,150,000)	(61,675,473)	(4,500,000)	(272,017,985)

Net decrease	(700,000)	$(36,906,957)	(1,000,000)	$(35,814,291)

U.S. Oil Equipment & Services
Shares sold	550,000	$11,222,032	4,800,000	$157,329,627
Shares redeemed	(2,050,000)	(42,486,433)	(4,950,000)	(131,215,679)

Net increase(decrease)	(1,500,000)	$(31,264,401)	(150,000)	$26,113,948

U.S. Pharmaceuticals
Shares sold	750,000	$110,610,630	750,000	$120,662,178
Shares redeemed	(1,050,000)	(155,643,109)	(900,000)	(138,375,520)

Net decrease	(300,000)	$(45,032,479)	(150,000)	$(17,713,342)

U.S. Real Estate
Shares sold	85,050,000	$7,595,674,535	273,900,000	$21,905,459,755
Shares redeemed	(85,350,000)	(7,611,537,654)	(268,700,000)	(21,375,321,201)

Net increase(decrease)	(300,000)	$(15,863,119)	5,200,000	$530,138,554

U.S. Regional Banks
Shares sold	250,000	$11,620,911	3,000,000	$149,110,678
Shares redeemed	(3,800,000)	(172,666,713)	(8,950,000)	(426,339,452)

Net decrease	(3,550,000)	$(161,045,802)	(5,950,000)	$(277,228,774)

U.S. Telecommunications
Shares sold	11,700,000	$347,503,433	33,900,000	$958,747,527
Shares redeemed	(10,300,000)	(305,538,292)	(30,000,000)	(848,170,459)

Net increase	1,400,000	$41,965,141	3,900,000	$110,577,068

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Focused Value Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on March 11-12, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services,

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including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Regional Banks ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary

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ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for each Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of each Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its

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affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares U.S. Infrastructure ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

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In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light

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of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Real Estate ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

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Board Review and Approval of Investment Advisory Contract  (continued)

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for each Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of each Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

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Board Review and Approval of Investment Advisory Contract  (continued)

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares U.S. Telecommunications ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s

100	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	101

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date

	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of		Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital		Share
U.S. Infrastructure(a)	$0.233104	$—	$0.000228	$0.233332	100%	—%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

102	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	103

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

104	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, ICE Data Indices, LLC or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-311-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Mortgage Real Estate ETF | REM | Cboe BZX

•	iShares Residential Real Estate ETF | REZ | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® Mortgage Real Estate ETF

Investment Objective

The iShares Mortgage Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE Nareit All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.89%	5.61%	8.33%	7.75%	5.61%	49.17%	110.95%
Fund Market	1.89	5.55	8.31	7.74	5.55	49.07	110.85
Index	2.25	6.21	8.86	8.33	6.21	52.85	122.60

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,018.90	$2.42	$1,000.00	$1,022.60	$2.43	0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Mortgage REITs	95.6%
Industrial REITs	2.7
Diversified REITs	1.1
Specialized REITs	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
Annaly Capital Management Inc.	17.0%
AGNC Investment Corp.	11.7
Starwood Property Trust Inc.	8.7
New Residential Investment Corp.	8.6
Blackstone Mortgage Trust Inc., Class A	4.4
MFA Financial Inc.	4.4
Chimera Investment Corp.	4.4
Two Harbors Investment Corp.	4.4
Apollo Commercial Real Estate Finance Inc.	4.4
Invesco Mortgage Capital Inc.	3.2

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of September 30, 2019	iShares® Residential Real Estate ETF

Investment Objective

The iShares Residential Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE Nareit All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	13.94%	30.15%	13.41%	14.96%	30.15%	87.57%	303.04%
Fund Market	13.91	30.16	13.41	14.95	30.16	87.58	302.88
Index	14.20	30.65	13.81	15.45	30.65	90.91	320.60

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,139.40	$2.57	$1,000.00	$1,022.60	$2.43	0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Residential REITs	49.7%
Health Care REITs	33.6
Specialized REITs	16.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Welltower Inc.	8.9%
Public Storage	8.8
Equity Residential	7.6
AvalonBay Communities Inc.	7.3
Ventas Inc.	6.6
Essex Property Trust Inc.	5.2
HCP Inc.	4.5
Mid-America Apartment Communities Inc.	4.2
Extra Space Storage Inc.	4.1
Invitation Homes Inc.	4.0

(a)	Excludes money market funds.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	5

Schedule of Investments (unaudited) September 30, 2019	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 1.1%
iStar Inc.(a)	1,111,447	$14,504,383

Industrial REITs — 2.7%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,184,585	34,530,653

Mortgage REITs — 93.7%
AG Mortgage Investment Trust Inc.	608,730	9,222,260
AGNC Investment Corp.	9,235,517	148,599,469
Annaly Capital Management Inc.	24,540,240	215,954,112
Anworth Mortgage Asset Corp.	1,826,725	6,028,193
Apollo Commercial Real Estate Finance Inc.	2,886,667	55,337,406
Arbor Realty Trust Inc.	1,592,468	20,877,255
Ares Commercial Real Estate Corp.	504,834	7,688,622
Arlington Asset Investment Corp., Class A	674,944	3,705,443
ARMOUR Residential REIT Inc.	1,102,277	18,463,140
Blackstone Mortgage Trust Inc., Class A	1,566,105	56,144,864
Capstead Mortgage Corp.	1,749,123	12,856,054
Cherry Hill Mortgage Investment Corp.	293,387	3,843,370
Chimera Investment Corp.	2,855,981	55,862,988
Dynex Capital Inc.	448,351	6,626,628
Ellington Financial Inc.	572,833	10,351,092
Ellington Residential Mortgage REIT	171,105	1,803,447
Exantas Capital Corp.	570,481	6,486,369
Granite Point Mortgage Trust Inc.	1,014,259	19,007,214
Great Ajax Corp.	311,342	4,825,801
Invesco Mortgage Capital Inc.	2,687,479	41,145,303
KKR Real Estate Finance Trust Inc.	472,355	9,225,093
Ladder Capital Corp.	1,925,780	33,258,221
MFA Financial Inc.	7,617,259	56,063,026
New Residential Investment Corp.	6,992,117	109,636,395
New York Mortgage Trust Inc.	4,383,115	26,693,170
Orchid Island Capital Inc.	1,184,496	6,810,852
PennyMac Mortgage Investment Trust(b)	1,620,485	36,023,382

Security	Shares	Value

Mortgage REITs (continued)
Ready Capital Corp.	583,421	$9,288,062
Redwood Trust Inc.	1,798,652	29,515,879
Starwood Property Trust Inc.	4,590,628	111,185,010
TPG RE Finance Trust Inc.	927,294	18,397,513
Two Harbors Investment Corp.	4,243,485	55,716,958
Western Asset Mortgage Capital Corp.	972,273	9,382,434

		1,216,025,025

Specialized REITs — 0.6%
Jernigan Capital Inc.	399,092	7,682,521

Total Common Stocks — 98.1% (Cost: $1,251,540,404)		1,272,742,582

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(b)(c)(d)	7,419,552	7,423,262
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(b)(c)	1,469,000	1,469,000

		8,892,262

Total Short -Term Investments — 0.7% (Cost: $8,892,262)		8,892,262

Total Investments in Securities — 98.8% (Cost: $1,260,432,666)		1,281,634,844

Other Assets, Less Liabilities — 1.2%		15,406,648

Net Assets — 100.0%		$1,297,041,492

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	7,419,552	(b)	—	7,419,552	$7,423,262	$11,552	(c)	$1,566	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,301,545	167,455	(b)	—	1,469,000	1,469,000	30,733		—	—
PennyMac Mortgage Investment Trust	1,301,679	515,279		(196,473)	1,620,485	36,023,382	1,328,453		535,251	1,605,031

						$44,915,644	$1,370,738		$536,817	$1,605,031

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Mortgage Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	659	12/20/19	$24,278	$124,096

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$124,096

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$487,233

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$20,658

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$23,973,570

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,272,742,582	$—	$—	$1,272,742,582
Money Market Funds	8,892,262	—	—	8,892,262

	$1,281,634,844	$—	$—	$1,281,634,844

Derivative financial instruments(a)
Assets
Futures Contracts	$124,096	$—	$—	$124,096

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) September 30, 2019	iShares® Residential Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 33.5%
CareTrust REIT Inc.	155,627	$3,658,013
Community Healthcare Trust Inc.	30,470	1,357,439
Global Medical REIT Inc.	52,485	598,329
HCP Inc.	730,769	26,037,299
Healthcare Realty Trust Inc.	208,353	6,979,825
Healthcare Trust of America Inc., Class A	333,358	9,794,058
LTC Properties Inc.	64,185	3,287,556
Medical Properties Trust Inc.	724,319	14,167,680
National Health Investors Inc.	68,684	5,658,875
New Senior Investment Group Inc.	138,521	925,320
Omega Healthcare Investors Inc.	349,436	14,602,930
Physicians Realty Trust	304,061	5,397,083
Sabra Health Care REIT Inc.	309,619	7,108,852
Senior Housing Properties Trust	318,335	2,946,190
Universal Health Realty Income Trust	21,174	2,176,687
Ventas Inc.	519,321	37,926,013
Welltower Inc.	565,258	51,240,638

		193,862,787

Residential REITs — 49.4%
American Campus Communities Inc.	223,645	10,752,852
American Homes 4 Rent, Class A	420,611	10,889,619
Apartment Investment & Management Co., Class A	241,622	12,598,171
AvalonBay Communities Inc.	194,201	41,817,301
Bluerock Residential Growth REIT Inc.	37,640	443,023
BRT Apartments Corp.	16,860	245,819
Camden Property Trust	152,698	16,951,005
Clipper Realty Inc.	24,799	252,702
Equity LifeStyle Properties Inc.	141,806	18,945,281
Equity Residential	510,223	44,011,836
Essex Property Trust Inc.	91,242	29,804,199
Front Yard Residential Corp.	81,786	945,446
Independence Realty Trust Inc.	148,610	2,126,609
Investors Real Estate Trust	19,451	1,452,406

Security	Shares	Value

Residential REITs (continued)
Invitation Homes Inc.	780,208	$23,101,959
Mid-America Apartment Communities Inc.	185,802	24,156,118
NexPoint Residential Trust Inc.	31,168	1,457,416
Preferred Apartment Communities Inc., Class A	73,509	1,062,205
Sun Communities Inc.	144,844	21,502,092
UDR Inc.	474,707	23,013,795
UMH Properties Inc.	59,500	837,760

		286,367,614

Specialized REITs — 16.6%
CubeSmart	314,273	10,968,128
Extra Space Storage Inc.	202,239	23,625,560
Life Storage Inc.	75,910	8,001,673
National Storage Affiliates Trust	93,844	3,131,574
Public Storage	206,533	50,656,349

		96,383,284

Total Common Stocks — 99.5% (Cost: $484,555,548)		576,613,685

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(a)(b)	1,267,000	1,267,000

Total Short -Term Investments — 0.2% (Cost: $1,267,000)		1,267,000

Total Investments in Securities — 99.7% (Cost: $485,822,548)		577,880,685
Other Assets, Less Liabilities — 0.3%		1,944,648

Net Assets — 100.0%		$579,825,333

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,052,643	214,357	1,267,000	$1,267,000	$10,331	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	84	12/20/19	$3,095	$25,301

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Residential Real Estate ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$25,301

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$157,926

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(6,997)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,756,020

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$576,613,685	$—	$—	$576,613,685
Money Market Funds	1,267,000	—	—	1,267,000

	$577,880,685	$—	$—	$577,880,685

Derivative financial instruments(a)
Assets
Futures Contracts	$25,301	$—	$—	$25,301

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Statements of Assets and Liabilities  (unaudited)

September 30, 2019

	iShares Mortgage Real Estate ETF	iShares Residential Real Estate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,236,719,200	$576,613,685
Affiliated(c)	44,915,644	1,267,000
Cash	326	442
Cash pledged:
Futures contracts	855,000	90,000
Receivables:
Securities lending income — Affiliated	3,419	—
Variation margin on futures contracts	97,680	10,199
Capital shares sold	—	123,741
Dividends	22,375,323	1,940,577

Total assets	1,304,966,592	580,045,644

LIABILITIES
Collateral on securities loaned, at value	7,423,262	—
Payables:
Investment advisory fees	501,838	220,311

Total liabilities	7,925,100	220,311

NET ASSETS	$1,297,041,492	$579,825,333

NET ASSETS CONSIST OF:
Paid-in capital	$1,471,336,423	$494,030,132
Accumulated earnings (loss)	(174,294,931)	85,795,201

NET ASSETS	$1,297,041,492	$579,825,333

Shares outstanding	30,800,000	7,300,000

Net asset value	$42.11	$79.43

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$6,919,541	$—
(b) Investments, at cost — Unaffiliated	$1,221,073,950	$484,555,548
(c) Investments, at cost — Affiliated	$39,358,716	$1,267,000

See notes to financial statements.

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended September 30, 2019

	iShares Mortgage Real Estate ETF	iShares Residential Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$46,188,181	$6,696,622
Dividends — Affiliated	1,359,186	10,331
Interest — Unaffiliated	3,604	509
Securities lending income — Affiliated — net	11,552	—

Total investment income	47,562,523	6,707,462

EXPENSES
Investment advisory fees	3,068,274	1,156,914

Total expenses	3,068,274	1,156,914

Net investment income	44,494,249	5,550,548

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(26,414,759)	(1,122,424)
Investments — Affiliated	(8,794)	—
In-kind redemptions — Unaffiliated	3,959,425	4,508,529
In-kind redemptions — Affiliated	545,611	—
Futures contracts	487,233	157,926

Net realized gain (loss)	(21,431,284)	3,544,031

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(2,071,728)	54,854,531
Investments — Affiliated	1,605,031	—
Futures contracts	20,658	(6,997)

Net change in unrealized appreciation (depreciation)	(446,039)	54,847,534

Net realized and unrealized gain (loss)	(21,877,323)	58,391,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,616,926	$63,942,113

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

	iShares Mortgage Real Estate ETF		iShares Residential Real Estate ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$44,494,249	$83,336,541	$5,550,548	$9,130,716
Net realized gain (loss)	(21,431,284)	(2,588,319)	3,544,031	4,010,772
Net change in unrealized appreciation (depreciation)	(446,039)	33,278,305	54,847,534	62,910,908

Net increase in net assets resulting from operations	22,616,926	114,026,527	63,942,113	76,052,396

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(60,188,502)	(84,966,731)	(6,911,112)	(11,670,670)
Return of capital	—	(20,275,765)	—	—

Decrease in net assets resulting from distributions to shareholders	(60,188,502)	(105,242,496)	(6,911,112)	(11,670,670)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	82,584,110	238,710,927	91,918,834	81,330,914

NET ASSETS
Total increase in net assets	45,012,534	247,494,958	148,949,835	145,712,640
Beginning of period	1,252,028,958	1,004,534,000	430,875,498	285,162,858

End of period	$1,297,041,492	$1,252,028,958	$579,825,333	$430,875,498

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17(a)	Period From 05/01/15 to 03/31/16(a)(b)		Year Ended 04/30/15(a)	Year Ended 04/30/14(a)

Net asset value, beginning of period	$43.32		$42.48	$45.34	$38.68	$46.46		$49.85	$62.99

Net investment income(c)	1.48		3.13	2.66	3.50	3.52		3.72	5.84
Net realized and unrealized gain (loss)(d)		(0.70)	1.52	(1.18)	7.34	(6.82)		(1.11)	(11.26)

Net increase (decrease) from investment operations	0.78		4.65	1.48	10.84	(3.30)		2.61	(5.42)

Distributions(e)
From net investment income		(1.99)	(3.08)	(3.53)	(3.53)	(3.56)		(4.76)	(5.84)
Return of capital	—		(0.73)	(0.81)	(0.65)	(0.92)		(1.24)	(1.88)

Total distributions		(1.99)	(3.81)	(4.34)	(4.18)	(4.48)		(6.00)	(7.72)

Net asset value, end of period	$42.11		$43.32	$42.48	$45.34	$38.68		$46.46	$49.85

Total Return
Based on net asset value	1.89	%(f)	11.46%	3.10%	29.32%	(7.09	)%(f)	5.42%	(7.41)%

Ratios to Average Net Assets
Total expenses	0.48	%(g)	0.48%	0.48%	0.48%	0.48	%(g)	0.48%	0.48%

Net investment income	6.96	%(g)	7.22%	5.82%	8.30%	9.31	%(g)	7.59%	11.74%

Supplemental Data
Net assets, end of period (000)	$1,297,041		$1,252,029	$1,004,534	$1,246,883	$762,513		$1,216,004	$1,215,659

Portfolio turnover rate(h)	18	%(f)	25%	31%	34%	18	%(f)	42%	35%

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	The Fund’s fiscal year-end changed from April 30 to March 31.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Residential Real Estate ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16 (a)		Year Ended 04/30/15	Year Ended 04/30/14

Net asset value, beginning of period	$70.64		$57.61	$63.14	$65.99	$59.10		$52.26	$54.68

Net investment income(b)	0.86		1.80	1.64	1.51	1.66		1.47	1.36
Net realized and unrealized gain (loss)(c)	8.95		13.45	(4.94)	(1.38)	7.76		7.25	(1.97)

Net increase (decrease) from investment operations	9.81		15.25	(3.30)	0.13	9.42		8.72	(0.61)

Distributions(d)
From net investment income		(1.02)	(2.00)	(2.23)	(2.56)	(2.09)		(1.88)	(1.81)
From net realized gain	—		(0.22)	—	(0.42)	(0.44)		—	—

Total distributions		(1.02)	(2.22)	(2.23)	(2.98)	(2.53)		(1.88)	(1.81)

Net asset value, end of period	$79.43		$70.64	$57.61	$63.14	$65.99		$59.10	$52.26

Total Return
Based on net asset value	13.94	%(e)	26.94%	(5.41)%	0.31%	16.35	%(e)	16.93%	(0.78)%

Ratios to Average Net Assets
Total expenses	0.48	%(f)	0.48%	0.48%	0.48%	0.48	%(f)	0.48%	0.48%

Net investment income	2.30	%(f)	2.81%	2.61%	2.37%	3.01	%(f)	2.55%	2.74%

Supplemental Data
Net assets, end of period (000)	$579,825		$430,875	$285,163	$375,687	$399,220		$304,350	$261,296

Portfolio turnover rate(g)	5	%(e)	10%	19%	15%	17	%(e)	21%	17%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Mortgage Real Estate	Non-diversified
Residential Real Estate	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (unaudited)  (continued)

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2019

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Mortgage Real Estate
UBS AG	$6,919,541	$6,919,541	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended September 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Mortgage Real Estate	$4,638

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Mortgage Real Estate	$9,611,029	$13,499,185	$(853,865)
Residential Real Estate	2,406,590	5,188,619	(143,721)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate	$225,776,165	$228,625,969
Residential Real Estate	24,426,652	22,025,550

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate	$151,595,200	$66,080,755
Residential Real Estate	114,808,834	24,900,445

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Mortgage Real Estate	$63,270,721

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mortgage Real Estate	$1,355,554,175	$113,710,035	$(187,505,270)	$(73,795,235)
Residential Real Estate	493,334,698	93,075,952	(8,504,664)	84,571,288

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount
Mortgage Real Estate
Shares sold	3,750,000	$158,401,788	9,250,000	$406,351,161
Shares redeemed	(1,850,000)	(75,817,678)	(4,000,000)	(167,640,234)

Net increase	1,900,000	$82,584,110	5,250,000	$238,710,927

Residential Real Estate
Shares sold	1,550,000	$116,930,807	2,050,000	$137,260,478
Shares redeemed	(350,000)	(25,011,973)	(900,000)	(55,929,564)

Net increase	1,200,000	$91,918,834	1,150,000	$81,330,914

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust,

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements  (unaudited) (continued)

BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iShares Mortgage Real Estate ETF and iShares Residential Real Estate ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	21

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	23

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-312-0919

SEPTEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Expanded Tech Sector ETF | IGM | NYSE Arca
•	iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX
•	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ
•	iShares North American Natural Resources ETF | IGE | Cboe BZX
•	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
•	iShares PHLX Semiconductor ETF | SOXX | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of September 30, 2019	iShares® Expanded Tech Sector ETF

Investment Objective

The iShares Expanded Tech Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector and select North American equities from communication services and consumer discretionary sectors, as represented by the S&P North American Expanded Technology Sector Index TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.55%	4.18%	18.16%	16.86%	4.18%	130.33%	374.90%
Fund Market	5.57	4.16	18.15	16.87	4.16	130.24	375.48
Index	5.76	4.54	18.69	17.39	4.54	135.54	396.92

Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector IndexTM. Index Performance beginning on December 24, 2018 reflects the performance of the S&P North American Expanded Technology Sector IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,055.50	$2.36		$1,000.00	$1,022.70	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Interactive Media & Services	15.0%
Data Processing & Outsourced Services	13.9
Systems Software	12.0
Semiconductors	12.0
Internet & Direct Marketing Retail	10.2
Technology Hardware, Storage & Peripherals	10.2
Application Software	9.2
IT Consulting & Other Services	4.8
Communications Equipment	3.8
Semiconductor Equipment	1.9
Movies & Entertainment	1.5
Internet Services & Infrastructure	1.4
Interactive Home Entertainment	1.1
Other (each representing less than 1%)	3.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Microsoft Corp.	8.8%
Apple Inc.	8.7
Amazon.com Inc.	8.2
Facebook Inc., Class A	5.5
Alphabet Inc., Class C	4.3
Alphabet Inc., Class A	4.3
Visa Inc., Class A	3.8
Mastercard Inc., Class A	3.1
Intel Corp.	2.9
Cisco Systems Inc.	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	3

Fund Summary as of September 30, 2019	iShares® Expanded Tech-Software Sector ETF

Investment Objective

The iShares Expanded Tech-Software Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software industry and select North American equities from interactive home entertainment and interactive media and services industries, as represented by the S&P North American Expanded Technology Software Index TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.54%	3.50%	19.99%	17.42%	3.50%	148.77%	398.27%
Fund Market	0.55	3.52	19.99	17.44	3.52	148.69	399.21
Index	0.79	3.43	20.39	17.87	3.43	152.86	417.51

Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Software IndexTM. Index performance beginning on December 24, 2018 reflects the performance of the S&P North American Expanded Technology Software IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,005.40	$2.31		$1,000.00	$1,022.70	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Software	90.4%
Entertainment	8.5
Interactive Media & Services	1.1

TEN LARGEST HOLDINGS

Percent of
Security	Total Investments(a)

Oracle Corp.	8.8%
Microsoft Corp.	8.7
Adobe Inc.	8.6
salesforce.com Inc.	8.3
Intuit Inc.	6.6
ServiceNow Inc.	4.5
Activision Blizzard Inc.	3.9
Autodesk Inc.	3.1
Electronic Arts Inc.	2.7
Workday Inc., Class A	2.6

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2019	iShares® Nasdaq Biotechnology ETF

Investment Objective

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(10.80)%	(18.23)%	1.97%	14.13%	(18.23)%	10.23%	275.06%
Fund Market	(10.87)	(18.25)	1.95	14.14	(18.25)	10.15	275.22
Index	(10.68)	(17.99)	2.26	14.44	(17.99)	11.83	285.28

Index performance through April 2, 2014 reflects the performance of the NASDAQ Biotechnology Index (price return). Index performance beginning on April 3, 2014 reflects the performance of the NASDAQ Biotechnology Index (total return).

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$892.00	$2.18		$1,000.00	$1,022.70	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Biotechnology	80.1%
Life Sciences Tools & Services	10.2
Pharmaceuticals	8.3
Health Care Equipment & Supplies	1.2
Other (each representing less than 1%)	0.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Celgene Corp.	8.5%
Gilead Sciences Inc.	8.2
Amgen Inc.	7.7
Illumina Inc.	6.4
Vertex Pharmaceuticals Inc.	6.3
Biogen Inc.	4.4
Regeneron Pharmaceuticals Inc.	4.0
Alexion Pharmaceuticals Inc.	3.3
Incyte Corp.	2.4
Seattle Genetics Inc.	2.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2019	iShares® North American Natural Resources ETF

Investment Objective

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.08)%	(16.67)%	(6.13)%	0.81%	(16.67)%	(27.13)%	8.38%
Fund Market	(6.08)	(16.64)	(6.13)	0.81	(16.64)	(27.13)	8.41
Index	(5.82)	(16.23)	(5.68)	1.31	(16.23)	(25.35)	13.91

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$939.20	$2.23		$1,000.00	$1,022.70	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil, Gas & Consumable Fuels	71.7%
Metals & Mining	10.5
Energy Equipment & Services	7.4
Containers & Packaging	7.2
Construction Materials	2.8
Paper & Forest Products	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Exxon Mobil Corp.	9.9%
Chevron Corp.	9.8
Enbridge Inc.	4.6
ConocoPhillips	4.1
Suncor Energy Inc.	3.1
TC Energy Corp.	3.1
Schlumberger Ltd.	3.0
Phillips 66	2.9
EOG Resources Inc.	2.8
Kinder Morgan Inc./DE	2.6

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2019	iShares® North American Tech-Multimedia Networking ETF

Investment Objective

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.61)%	(3.13)%	9.91%	7.81%	(3.13)%	60.40%	112.09%
Fund Market	(5.65)	(3.18)	9.89	7.80	(3.18)	60.25	111.85
Index	(5.43)	(2.75)	10.31	8.16	(2.75)	63.30	119.17

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$943.90	$2.24		$1,000.00	$1,022.70	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Communications Equipment	100.0%
Electronic Components	0.0	(b)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Motorola Solutions Inc.	9.3%
Juniper Networks Inc.	9.2
F5 Networks Inc.	9.0
Cisco Systems Inc.	9.0
Arista Networks Inc.	8.7
Acacia Communications Inc.	4.9
Ciena Corp.	4.8
Viavi Solutions Inc.	4.7
ViaSat Inc.	4.5
CommScope Holding Co. Inc.	4.5

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2019	iShares® PHLX Semiconductor ETF

Investment Objective

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.55%	15.83%	21.13%	18.25%	15.83%	160.78%	434.51%
Fund Market	12.54	15.82	21.12	18.26	15.82	160.69	434.80
Index	12.87	16.39	21.78	18.80	16.39	167.81	460.06

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,125.50	$2.44		$1,000.00	$1,022.70	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Semiconductors	80.4%
Semiconductor Equipment	19.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Intel Corp.	8.4%
Texas Instruments Inc.	8.1
NVIDIA Corp.	8.0
QUALCOMM Inc.	7.6
Broadcom Inc.	7.5
Lam Research Corp.	4.2
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2
KLA Corp.	4.2
NXP Semiconductors NV	4.1
Applied Materials Inc.	4.0

(a)	Excludes money market funds.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) September 30, 2019	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 3.8%
Acacia Communications Inc.(a)	7,786	$509,205
ADTRAN Inc.	9,832	111,544
Arista Networks Inc.(a)	11,335	2,708,158
Ciena Corp.(a)	32,309	1,267,482
Cisco Systems Inc.	883,229	43,640,345
CommScope Holding Co. Inc.(a)	39,786	467,883
Comtech Telecommunications Corp.	4,964	161,330
EchoStar Corp., Class A(a)	9,528	377,499
Extreme Networks Inc.(a)	25,975	188,968
F5 Networks Inc.(a)	12,525	1,758,761
Infinera Corp.(a)(b)	32,116	175,032
InterDigital Inc.	6,449	338,379
Juniper Networks Inc.	72,031	1,782,767
Lumentum Holdings Inc.(a)(b)	16,018	857,924
Motorola Solutions Inc.	34,484	5,876,419
NETGEAR Inc.(a)	6,314	203,437
NetScout Systems Inc.(a)(b)	13,700	315,922
Plantronics Inc.	6,648	248,103
Ubiquiti Inc.(a)(b)	2,716	321,194
ViaSat Inc.(a)(b)	12,008	904,443
Viavi Solutions Inc.(a)	47,229	661,442

		62,876,237

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp., Class A	61,956	5,978,754
Anixter International Inc.(a)	6,252	432,138
Arrow Electronics Inc.(a)	17,235	1,285,386
Avnet Inc.	21,477	955,404
AVX Corp.	9,961	151,407
Badger Meter Inc.	6,051	324,939
Belden Inc.(b)	8,099	432,001
Benchmark Electronics Inc.	7,694	223,588
CDW Corp./DE	30,041	3,702,253
Celestica Inc.(a)(b)	22,271	159,683
Cognex Corp.	35,528	1,745,491
Coherent Inc.(a)	4,937	758,916
Corning Inc.	162,648	4,638,721
Dolby Laboratories Inc., Class A	13,363	863,784
Fabrinet(a)	7,652	400,200
Fitbit Inc., Class A(a)	47,299	180,209
FLIR Systems Inc.	28,246	1,485,457
II-VI Inc.(a)(b)	17,766	625,526
Insight Enterprises Inc.(a)(b)	7,415	412,941
IPG Photonics Corp.(a)(b)	7,417	1,005,745
Itron Inc.(a)(b)	7,315	541,017
Jabil Inc.	28,983	1,036,722
Keysight Technologies Inc.(a)	39,071	3,799,655
Knowles Corp.(a)	17,840	362,866
Littelfuse Inc.	5,079	900,557
Methode Electronics Inc.	7,555	254,150
National Instruments Corp.	24,723	1,038,119
Novanta Inc.(a)(b)	7,315	597,782
OSI Systems Inc.(a)	3,592	364,803
Plexus Corp.(a)(b)	6,090	380,686
Rogers Corp.(a)(b)	3,816	521,685
Sanmina Corp.(a)	14,226	456,797
SYNNEX Corp.	8,530	963,037
TE Connectivity Ltd.	69,795	6,503,498
Tech Data Corp.(a)	7,340	765,122

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble Inc.(a)	52,525	$2,038,495
TTM Technologies Inc.(a)(b)	20,436	249,217
Vishay Intertechnology Inc.	27,020	457,449
Zebra Technologies Corp., Class A(a)	11,272	2,326,203

		49,320,403

Entertainment — 2.6%
Activision Blizzard Inc.	159,462	8,438,729
Electronic Arts Inc.(a)	61,222	5,988,736
Netflix Inc.(a)	91,091	24,377,773
Take-Two Interactive Software Inc.(a)	23,574	2,954,765
Zynga Inc., Class A(a)(b)	196,135	1,141,506

		42,901,509

Interactive Media & Services — 15.0%
Alphabet Inc., Class A(a)	57,441	70,143,503
Alphabet Inc., Class C, NVS(a)	57,951	70,642,269
Cargurus Inc.(a)(b)	14,765	456,977
Cars.com Inc.(a)	14,286	128,288
Facebook Inc., Class A(a)	500,508	89,130,465
IAC/InterActiveCorp.(a)	15,044	3,279,141
Match Group Inc.(b)	11,274	805,414
Snap Inc., Class A, NVS(a)(b)	158,636	2,506,449
TripAdvisor Inc.(a)	21,909	847,440
Twitter Inc.(a)	160,629	6,617,915
Yelp Inc.(a)	13,463	467,839
Zillow Group Inc., Class A(a)	7,187	212,340
Zillow Group Inc., Class C, NVS(a)(b)	26,011	775,648

		246,013,688

Internet & Direct Marketing Retail — 10.2%
Amazon.com Inc.(a)	77,277	134,145,917
Booking Holdings Inc.(a)(b)	8,844	17,357,323
eBay Inc.	163,815	6,385,509
Etsy Inc.(a)(b)	25,091	1,417,642
Expedia Group Inc.	29,128	3,915,095
Groupon Inc.(a)(b)	93,402	248,449
GrubHub Inc.(a)(b)	18,878	1,061,132
Qurate Retail Inc., Series A(a)(b)	80,747	832,905
Shutterstock Inc.(a)	3,845	138,881
Wayfair Inc., Class A(a)(b)	13,504	1,514,069

		167,016,922

IT Services — 20.0%
Accenture PLC, Class A	132,556	25,497,147
Akamai Technologies Inc.(a)(b)	34,364	3,140,182
Alliance Data Systems Corp.	8,533	1,093,333
Automatic Data Processing Inc.	90,281	14,573,159
Black Knight Inc.(a)	31,155	1,902,324
Booz Allen Hamilton Holding Corp.	29,261	2,078,116
Broadridge Financial Solutions Inc.	23,804	2,961,932
CACI International Inc., Class A(a)	5,187	1,199,546
Cardtronics PLC, Class A(a)(b)	7,749	234,330
CGI Inc.(a)(b)	50,093	3,964,360
Cognizant Technology Solutions Corp., Class A	114,769	6,916,554
Conduent Inc.(a)	34,335	213,564
CoreLogic Inc.(a)	16,790	776,873
CSG Systems International Inc.	6,851	354,060
DXC Technology Co.	54,565	1,609,668
EPAM Systems Inc.(a)	11,424	2,082,824
Euronet Worldwide Inc.(a)	11,349	1,660,359
EVERTEC Inc.	12,269	383,038
ExlService Holdings Inc.(a)	7,072	473,541

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Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fidelity National Information Services Inc.	127,627	$16,943,761
Fiserv Inc.(a)	118,736	12,299,862
FleetCor Technologies Inc.(a)	18,032	5,171,217
Gartner Inc.(a)	18,775	2,684,637
Genpact Ltd.	32,140	1,245,425
Global Payments Inc.	62,392	9,920,328
GoDaddy Inc., Class A(a)	36,861	2,432,089
GTT Communications Inc.(a)(b)	6,860	64,621
International Business Machines Corp.	184,305	26,801,633
Jack Henry & Associates Inc.	15,990	2,334,060
KBR Inc.	29,737	729,746
Leidos Holdings Inc.	28,157	2,418,123
LiveRamp Holdings Inc.(a)	14,227	611,192
ManTech International Corp./VA, Class A	5,664	404,466
Mastercard Inc., Class A	185,740	50,441,412
MAXIMUS Inc.	13,327	1,029,644
MongoDB Inc.(a)(b)	7,255	874,082
NIC Inc.	14,176	292,734
Okta Inc.(a)	22,203	2,186,107
Paychex Inc.	66,616	5,513,806
PayPal Holdings Inc.(a)	244,806	25,359,454
Perspecta Inc.	28,893	754,685
Presidio Inc.	9,650	163,085
Sabre Corp.	57,211	1,281,240
Science Applications International Corp.	10,215	892,280
Shopify Inc., Class A(a)(b)	20,835	6,493,436
Square Inc., Class A(a)	71,367	4,421,186
Sykes Enterprises Inc.(a)	8,178	250,574
TTEC Holdings Inc.	2,848	136,362
Twilio Inc., Class A(a)(b)	25,316	2,783,747
VeriSign Inc.(a)	21,646	4,083,085
Verra Mobility Corp.(a)(b)	23,802	341,559
Virtusa Corp.(a)	6,300	226,926
Visa Inc., Class A	359,295	61,802,333
Western Union Co. (The)	88,293	2,045,749
WEX Inc.(a)	9,021	1,822,874

		328,372,430

Semiconductors & Semiconductor Equipment — 13.9%
Advanced Energy Industries Inc.(a)	8,051	462,208
Advanced Micro Devices Inc.(a)(b)	225,558	6,538,926
Amkor Technology Inc.(a)	21,969	199,918
Analog Devices Inc.	76,800	8,580,864
Applied Materials Inc.	192,085	9,585,041
Broadcom Inc.	82,819	22,863,841
Brooks Automation Inc.	14,917	552,377
Cabot Microelectronics Corp.	5,989	845,707
Cirrus Logic Inc.(a)	12,183	652,765
Cree Inc.(a)(b)	22,282	1,091,818
Cypress Semiconductor Corp.	76,926	1,795,453
Diodes Inc.(a)	8,391	336,899
Entegris Inc.	28,217	1,327,892
First Solar Inc.(a)(b)	15,895	922,069
Inphi Corp.(a)	9,488	579,242
Intel Corp.	921,657	47,492,985
KLA Corp.	33,171	5,289,116
Kulicke & Soffa Industries Inc.	12,905	303,009
Lam Research Corp.	30,034	6,941,158
Lattice Semiconductor Corp.(a)	27,970	511,431
MACOM Technology Solutions Holdings Inc.(a)(b)	9,327	200,484
Marvell Technology Group Ltd.	137,681	3,437,895

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products Inc.	56,506	$3,272,262
MaxLinear Inc.(a)(b)	13,264	296,848
Microchip Technology Inc.	49,583	4,606,757
Micron Technology Inc.(a)	229,576	9,837,332
MKS Instruments Inc.	11,349	1,047,286
Monolithic Power Systems Inc.	8,377	1,303,712
NVIDIA Corp.	126,702	22,055,017
ON Semiconductor Corp.(a)(b)	85,073	1,634,252
Power Integrations Inc.(b)	6,097	551,352
Qorvo Inc.(a)(b)	24,505	1,816,801
QUALCOMM Inc.	252,917	19,292,509
Rambus Inc.(a)	23,477	308,136
Semtech Corp.(a)(b)	13,791	670,381
Silicon Laboratories Inc.(a)(b)	8,998	1,001,927
Skyworks Solutions Inc.	35,727	2,831,365
SolarEdge Technologies Inc.(a)	9,992	836,530
SunPower Corp.(a)(b)	12,405	136,083
Synaptics Inc.(a)	6,625	264,669
Teradyne Inc.	35,253	2,041,501
Texas Instruments Inc.	194,239	25,103,448
Universal Display Corp.	8,804	1,478,192
Versum Materials Inc.	22,754	1,204,369
Xilinx Inc.	52,616	5,045,874

		227,147,701

Software — 21.2%
2U Inc.(a)	13,193	214,782
8x8 Inc.(a)(b)	20,681	428,510
ACI Worldwide Inc.(a)	24,311	761,542
Adobe Inc.(a)	100,995	27,899,869
Alarm.com Holdings Inc.(a)(b)	7,575	353,298
Altair Engineering Inc., Class A(a)(b)	7,863	272,217
Alteryx Inc., Class A(a)(b)	9,740	1,046,368
ANSYS Inc.(a)(b)	17,518	3,877,784
Appfolio Inc., Class A(a)(b)	2,998	285,230
Aspen Technology Inc.(a)	14,315	1,761,890
Autodesk Inc.(a)	45,630	6,739,551
Avalara Inc.(a)	13,680	920,527
Avaya Holdings Corp.(a)(b)	23,124	236,559
Benefitfocus Inc.(a)	6,198	147,574
Blackbaud Inc.	10,253	926,256
BlackBerry Ltd.(a)(b)	102,450	537,862
Blackline Inc.(a)	8,873	424,218
Bottomline Technologies DE Inc.(a)	7,993	314,525
Box Inc., Class A(a)(b)	30,299	501,751
Cadence Design Systems Inc.(a)(b)	58,354	3,856,032
CDK Global Inc.	25,027	1,203,548
Ceridian HCM Holding Inc.(a)(b)	18,562	916,406
Cision Ltd.(a)(b)	18,853	144,980
Citrix Systems Inc.	25,630	2,473,808
Cloudera Inc.(a)(b)	50,418	446,703
CommVault Systems Inc.(a)	8,658	387,099
Cornerstone OnDemand Inc.(a)	11,110	609,050
Coupa Software Inc.(a)	12,867	1,667,177
Descartes Systems Group Inc. (The)(a)(b)	17,539	706,997
Dropbox Inc., Class A(a)	44,564	898,856
Ebix Inc.(b)	4,425	186,292
Envestnet Inc.(a)(b)	10,869	616,272
Everbridge Inc.(a)(b)	6,991	431,415
Fair Isaac Corp.(a)	6,030	1,830,226
FireEye Inc.(a)	44,731	596,712

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Five9 Inc.(a)(b)	12,671	$680,940
ForeScout Technologies Inc.(a)(b)	7,441	282,163
Fortinet Inc.(a)	29,561	2,269,102
Guidewire Software Inc.(a)	17,041	1,795,781
HubSpot Inc.(a)	8,321	1,261,547
Instructure Inc.(a)(b)	6,719	260,294
Intuit Inc.	54,108	14,389,482
j2 Global Inc.	9,707	881,590
LivePerson Inc.(a)	12,706	453,604
LogMeIn Inc.	10,227	725,708
Manhattan Associates Inc.(a)	13,367	1,078,316
Microsoft Corp.	1,035,949	144,027,989
MicroStrategy Inc., Class A(a)	1,695	251,487
New Relic Inc.(a)(b)	10,341	635,454
Nuance Communications Inc.(a)(b)	59,667	973,169
Nutanix Inc., Class A(a)	29,836	783,195
Open Text Corp.(b)	56,204	2,293,685
Oracle Corp.	458,050	25,206,491
Palo Alto Networks Inc.(a)	19,991	4,074,766
Paycom Software Inc.(a)(b)	10,177	2,131,980
Paylocity Holding Corp.(a)	7,408	722,873
Pegasystems Inc.	7,912	538,412
Pivotal Software Inc., Class A(a)(b)	17,130	255,580
Pluralsight Inc., Class A(a)	17,080	286,859
Progress Software Corp.	9,285	353,387
Proofpoint Inc.(a)(b)	11,679	1,507,175
PROS Holdings Inc.(a)	7,732	460,827
PTC Inc.(a)	21,592	1,472,143
Q2 Holdings Inc.(a)(b)	8,947	705,650
Qualys Inc.(a)(b)	6,951	525,287
Rapid7 Inc.(a)	9,054	410,961
RealPage Inc.(a)(b)	16,579	1,042,156
RingCentral Inc., Class A(a)	14,947	1,878,240
SailPoint Technologies Holding Inc.(a)	17,635	329,598
salesforce.com Inc.(a)	182,459	27,084,214
ServiceNow Inc.(a)	38,985	9,896,342
Smartsheet Inc., Class A(a)	18,372	661,943
Splunk Inc.(a)	31,278	3,686,425
SPS Commerce Inc.(a)	7,341	345,541
SS&C Technologies Holdings Inc.(b)	45,984	2,371,395
Symantec Corp.	118,433	2,798,572
Synopsys Inc.(a)(b)	31,304	4,296,474
Teradata Corp.(a)(b)	23,594	731,414
TiVo Corp.	25,255	192,317
Trade Desk Inc. (The), Class A(a)(b)	8,135	1,525,719
Tyler Technologies Inc.(a)	8,037	2,109,712
Varonis Systems Inc.(a)(b)	6,329	378,348

Security	Shares	Value

Software (continued)
Verint Systems Inc.(a)	13,594	$581,551
VMware Inc., Class A	16,379	2,457,833
Workday Inc., Class A(a)	33,744	5,735,130
Workiva Inc.(a)	7,803	342,005
Yext Inc.(a)(b)	19,493	309,744
Zendesk Inc.(a)(b)	23,117	1,684,767

		346,757,223

Technology Hardware, Storage & Peripherals — 10.2%
3D Systems Corp.(a)(b)	23,590	192,258
Apple Inc.	638,608	143,029,034
Dell Technologies Inc., Class C(a)	32,281	1,674,093
Hewlett Packard Enterprise Co	271,946	4,125,421
HP Inc.	308,670	5,840,036
NCR Corp.(a)(b)	26,509	836,624
NetApp Inc.	49,555	2,602,133
Pure Storage Inc., Class A(a)(b)	46,391	785,864
Seagate Technology PLC	49,313	2,652,546
Western Digital Corp	61,655	3,677,104
Xerox Holdings Corp.(a)	39,638	1,185,573

		166,600,686

Total Common Stocks — 99.9% (Cost: $1,267,265,870)		1,637,006,799

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	58,276,030	58,305,169
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	1,559,000	1,559,000

		59,864,169

Total Short-Term Investments — 3.6% (Cost: $59,854,417)		59,864,169

Total Investments in Securities — 103.5% (Cost: $1,327,120,287)		1,696,870,968

Other Assets, Less Liabilities — (3.5)%		(58,173,123)

Net Assets — 100.0%		$1,638,697,845

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Expanded Tech Sector ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	54,176,641	4,099,389	58,276,030	$58,305,169	$65,238	(b)	$(4,406)	$2,025
BlackRock Cash Funds: Treasury, SL Agency Shares	1,136,060	422,940	1,559,000	1,559,000	22,071		—	—

				$59,864,169	$87,309		$(4,406)	$2,025

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,637,006,799	$—	$—	$1,637,006,799
Money Market Funds	59,864,169	—	—	59,864,169

	$1,696,870,968	$—	$—	$1,696,870,968

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) September 30, 2019	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 60.2%
2U Inc.(a)(b)	157,758	$2,568,300
8x8 Inc.(a)(b)	243,766	5,050,832
ACI Worldwide Inc.(a)(b)	285,486	8,942,849
Adobe Inc.(a)	792,740	218,994,425
Alarm.com Holdings Inc.(a)(b)	89,682	4,182,768
Altair Engineering Inc., Class A(a)(b)	93,708	3,244,171
Alteryx Inc., Class A(a)(b)	113,606	12,204,693
ANSYS Inc.(a)(b)	204,308	45,225,619
Appfolio Inc., Class A(a)(b)	35,713	3,397,735
Aspen Technology Inc.(a)(b)	167,877	20,662,301
Autodesk Inc.(a)(b)	533,085	78,736,655
Avalara Inc.(a)	159,514	10,733,697
Avaya Holdings Corp.(a)(b)	275,756	2,820,984
Benefitfocus Inc.(a)	9,800	233,338
Blackbaud Inc.(b)	120,106	10,850,376
Blackline Inc.(a)(b)	104,804	5,010,679
Bottomline Technologies DE Inc.(a)	94,332	3,711,964
Box Inc., Class A(a)(b)	362,365	6,000,764
Cadence Design Systems Inc.(a)(b)	680,555	44,971,074
CDK Global Inc.	295,376	14,204,632
Ceridian HCM Holding Inc.(a)(b)	217,558	10,740,838
Cision Ltd.(a)(b)	228,770	1,759,241
Citrix Systems Inc.	299,237	28,882,355
Cloudera Inc.(a)(b)	592,827	5,252,447
Cornerstone OnDemand Inc.(a)	129,328	7,089,761
Coupa Software Inc.(a)	150,370	19,483,441
Descartes Systems Group Inc. (The)(a)(b)	205,785	8,295,193
Dropbox Inc., Class A(a)	522,689	10,542,637
Ebix Inc.(b)	112	4,715
Envestnet Inc.(a)(b)	127,861	7,249,719
Everbridge Inc.(a)(b)	82,455	5,088,298
Fair Isaac Corp.(a)	70,325	21,345,044
Five9 Inc.(a)(b)	148,330	7,971,254
Guidewire Software Inc.(a)(b)	199,133	20,984,636
HubSpot Inc.(a)	97,388	14,764,995
Instructure Inc.(a)(b)	82,789	3,207,246
Intuit Inc.	631,039	167,818,512
j2 Global Inc.	113,502	10,308,252
LivePerson Inc.(a)	149,677	5,343,469
LogMeIn Inc.	120,892	8,578,496
Manhattan Associates Inc.(a)	156,863	12,654,138
MicroStrategy Inc., Class A(a)(b)	20,370	3,022,297
New Relic Inc.(a)(b)	121,482	7,465,069
Nuance Communications Inc.(a)(b)	696,998	11,368,037
Nutanix Inc., Class A(a)(b)	350,115	9,190,519
Open Text Corp.(b)	656,286	26,783,032
Paycom Software Inc.(a)(b)	119,379	25,008,707
Paylocity Holding Corp.(a)(b)	87,019	8,491,314
Pegasystems Inc.	93,116	6,336,544
Pivotal Software Inc., Class A(a)(b)	202,123	3,015,675
Pluralsight Inc., Class A(a)(b)	203,252	3,413,617
PROS Holdings Inc.(a)(b)	89,977	5,362,629
PTC Inc.(a)(b)	252,477	17,213,882
Q2 Holdings Inc.(a)(b)	105,999	8,360,141
RealPage Inc.(a)(b)	194,169	12,205,463
RingCentral Inc., Class A(a)(b)	174,601	21,940,362
salesforce.com Inc.(a)(b)	1,424,225	211,411,959
Smartsheet Inc., Class A(a)(b)	214,065	7,712,762

Security	Shares	Value

Application Software (continued)
Splunk Inc.(a)(b)	364,804	$42,995,799
SPS Commerce Inc.(a)	86,092	4,052,350
SS&C Technologies Holdings Inc.(b)	536,855	27,685,612
Synopsys Inc.(a)(b)	365,068	50,105,583
Trade Desk Inc. (The), Class A(a)(b)	95,085	17,833,192
Tyler Technologies Inc.(a)(b)	93,866	24,639,825
Verint Systems Inc.(a)	161,085	6,891,216
Workday Inc., Class A(a)(b)	393,361	66,855,636
Workiva Inc.(a)(b)	92,414	4,050,506
Yext Inc.(a)(b)	231,141	3,672,831
Zendesk Inc.(a)(b)	270,143	19,688,022

		1,535,885,124

Interactive Home Entertainment — 8.5%
Activision Blizzard Inc.	1,861,757	98,524,180
Electronic Arts Inc.(a)	715,575	69,997,547
Take-Two Interactive Software Inc.(a)(b)	275,061	34,476,146
Zynga Inc., Class A(a)(b)	2,295,582	13,360,287

		216,358,160

Interactive Media & Services — 1.1%
Snap Inc., Class A, NVS(a)(b)	1,851,452	29,252,942

Systems Software — 30.1%
BlackBerry Ltd.(a)(b)	1,209,254	6,348,583
CommVault Systems Inc.(a)(b)	102,339	4,575,577
FireEye Inc.(a)(b)	526,554	7,024,230
ForeScout Technologies Inc.(a)(b)	90,432	3,429,181
Fortinet Inc.(a)(b)	345,110	26,490,644
Microsoft Corp.	1,602,641	222,815,178
Oracle Corp.	4,089,857	225,064,831
Palo Alto Networks Inc.(a)(b)	233,113	47,515,423
Progress Software Corp.	110,194	4,193,984
Proofpoint Inc.(a)(b)	136,596	17,627,714
Qualys Inc.(a)(b)	82,768	6,254,778
Rapid7 Inc.(a)(b)	106,860	4,850,375
SailPoint Technologies Holding Inc.(a)(b)	209,104	3,908,154
ServiceNow Inc.(a)	454,479	115,369,494
Symantec Corp.	1,382,025	32,657,251
Teradata Corp.(a)(b)	278,941	8,647,171
TiVo Corp.	2,698	20,545
Varonis Systems Inc.(a)	74,680	4,464,370
VMware Inc., Class A	191,183	28,688,921

		769,946,404

Total Common Stocks — 99.9% (Cost: $2,650,945,298)		2,551,442,630

Short-Term Investments

Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	232,131,378	232,247,444

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	2,747,000	$2,747,000

		234,994,444

Total Short -Term Investments — 9.2% (Cost: $234,949,483)		234,994,444

Total Investments in Securities — 109.1% (Cost: $2,885,894,781)		2,786,437,074

Other Assets, Less Liabilities — (9.1)%		(233,350,491)

Net Assets — 100.0%		$2,553,086,583

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	114,415,154	117,716,224	232,131,378	$232,247,444	$248,128	(b)	$(5,109)	$19,374
BlackRock Cash Funds: Treasury, SL Agency Shares	1,662,696	1,084,304	2,747,000	2,747,000	49,786		—	—

				$234,994,444	$297,914		$(5,109)	$19,374

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Technology Index	15	12/20/19	$1,217	$(14,284)
Russell 2000 E-Mini	4	12/20/19	305	(11,275)

				$(25,559)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$25,559

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Expanded Tech-Software Sector ETF

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$92,646

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(25,559)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$507,367

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,551,442,630	$—	$—	$2,551,442,630
Money Market Funds	234,994,444	—	—	234,994,444

	$2,786,437,074	$—	$—	$2,786,437,074

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(25,559)	$—	$—	$(25,559)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2019	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 80.0%
AC Immune SA(a)	658,548	$3,259,813
ACADIA Pharmaceuticals Inc.(a)(b)	1,423,304	51,224,711
Acceleron Pharma Inc.(a)(b)	520,451	20,563,019
Achillion Pharmaceuticals Inc.(a)(b)	1,376,070	4,953,852
Acorda Therapeutics Inc.(a)(b)	470,837	1,351,302
Adamas Pharmaceuticals Inc.(a)(b)	278,238	1,423,187
Adaptimmune Therapeutics PLC,ADR(a)(b)	825,641	1,246,718
Aduro Biotech Inc.(a)(b)	770,744	816,989
Adverum Biotechnologies Inc.(a)(b)	634,940	3,460,423
Aeglea BioTherapeutics Inc.(a)(b)	285,479	2,195,333
Agios Pharmaceuticals Inc.(a)(b)	578,768	18,752,083
Aimmune Therapeutics Inc.(a)(b)	617,348	12,927,267
Akcea Therapeutics Inc.(a)(b)	916,437	14,103,965
Akebia Therapeutics Inc.(a)(b)	1,170,879	4,589,846
Alder Biopharmaceuticals Inc.(a)	823,902	15,538,792
Alexion Pharmaceuticals Inc.(a)(b)	2,208,838	216,333,594
Alkermes PLC(a)(b)	1,547,872	30,198,983
Allakos Inc.(a)(b)	476,872	37,496,445
Alnylam Pharmaceuticals Inc.(a)(b)	1,095,254	88,080,327
AMAG Pharmaceuticals Inc.(a)(b)	333,927	3,856,857
Amarin Corp. PLC,ADR(a)(b)	3,233,884	49,025,681
Amgen Inc.	2,620,831	507,157,007
Amicus Therapeutics Inc.(a)(b)	2,507,885	20,113,238
AnaptysBio Inc.(a)(b)	266,445	9,322,911
Apellis Pharmaceuticals Inc.(a)(b)	627,425	15,114,668
Aptinyx Inc.(a)(b)	328,105	1,145,086
Arbutus Biopharma Corp.(a)(b)	566,163	863,399
Arena Pharmaceuticals Inc.(a)(b)	490,810	22,464,374
Argenx SE, ADR(a)(b)	210,781	24,020,603
ArQule Inc.(a)(b)	1,184,676	8,494,127
Arrowhead Pharmaceuticals Inc.(a)(b)	938,776	26,454,708
Ascendis Pharma A/S, ADR(a)(b)	449,954	43,339,569
Atara Biotherapeutics Inc.(a)(b)	529,546	7,477,189
Athenex Inc.(a)(b)	761,396	9,262,382
Audentes Therapeutics Inc.(a)(b)	447,581	12,572,550
Aurinia Pharmaceuticals Inc.(a)(b)	906,371	4,840,021
Autolus Therapeutics PLC , ADR(a)(b)	257,400	3,196,908
Avrobio Inc.(a)(b)	311,858	4,403,435
Axovant Gene Therapies Ltd.(a)(b)	223,123	1,441,375
BeiGene Ltd., ADR(a)(b)	396,917	48,606,456
BioCryst Pharmaceuticals Inc.(a)(b)	1,082,523	3,101,428
Biogen Inc.(a)	1,244,152	289,663,469
BioMarin Pharmaceutical Inc.(a)(b)	1,767,847	119,152,888
Bluebird Bio Inc.(a)(b)	544,446	49,991,032
Blueprint Medicines Corp.(a)(b)	483,823	35,546,476
Celgene Corp.(a)	5,649,679	561,013,125
Cellectis SA, ADR(a)(b)	167,787	1,744,985
ChemoCentryx Inc.(a)(b)	575,319	3,900,663
China Biologic Products Holdings Inc.(a)(b)	376,970	43,151,756
Clovis Oncology Inc.(a)(b)	538,334	2,115,653
Coherus Biosciences Inc.(a)(b)	687,210	13,922,875
Concert Pharmaceuticals Inc.(a)(b)	232,037	1,364,378
Corbus Pharmaceuticals Holdings Inc.(a)(b)	631,622	3,075,999
Crinetics Pharmaceuticals Inc.(a)(b)	239,789	3,606,427
CRISPR Therapeutics AG(a)(b)	538,378	22,068,114
Cytokinetics Inc.(a)(b)	577,998	6,577,617
CytomX Therapeutics Inc.(a)	450,457	3,324,373
DBV Technologies SA, ADR(a)(b)	288,196	2,478,486

Security	Shares	Value

Biotechnology (continued)
Deciphera Pharmaceuticals Inc.(a)	482,949	$16,391,289
Denali Therapeutics Inc.(a)(b)	944,095	14,463,535
Dicerna Pharmaceuticals Inc.(a)(b)	673,412	9,670,196
Eagle Pharmaceuticals Inc./DE(a)(b)	134,645	7,616,868
Editas Medicine Inc.(a)(b)	487,756	11,091,571
Eidos Therapeutics Inc.(a)(b)	363,332	13,069,052
Eiger BioPharmaceuticals Inc.(a)(b)	242,537	2,486,004
Enanta Pharmaceuticals Inc.(a)(b)	193,878	11,648,190
Epizyme Inc.(a)(b)	896,793	9,250,420
Esperion Therapeutics Inc.(a)(b)	267,645	9,811,866
Exelixis Inc.(a)(b)	2,983,837	52,769,157
Fate Therapeutics Inc.(a)(b)	644,106	10,002,966
FibroGen Inc.(a)(b)	856,164	31,660,945
Five Prime Therapeutics Inc.(a)(b)	362,260	1,403,757
Flexion Therapeutics Inc.(a)(b)	375,368	5,144,418
Forty Seven Inc.(a)(b)	413,452	2,654,362
G1 Therapeutics Inc.(a)(b)	369,625	8,420,057
Galapagos NV, ADR(a)(b)	83,412	12,733,676
Genomic Health Inc.(a)(b)	367,320	24,911,642
Geron Corp.(a)(b)	1,855,976	2,468,448
Gilead Sciences Inc.	8,606,491	545,479,400
Global Blood Therapeutics Inc.(a)(b)	591,050	28,677,746
GlycoMimetics Inc.(a)(b)	432,388	1,863,592
Grifols SA, ADR(b)	1,244,943	24,948,658
Halozyme Therapeutics Inc.(a)(b)	1,441,247	22,353,741
Homology Medicines Inc.(a)(b)	433,089	7,838,911
ImmunoGen Inc.(a)(b)	1,476,414	3,572,922
Immunomedics Inc.(a)(b)	1,891,136	25,076,463
Incyte Corp.(a)(b)	2,118,565	157,261,080
Inovio Pharmaceuticals Inc.(a)(b)	976,994	2,002,838
Insmed Inc.(a)(b)	878,664	15,499,633
Intellia Therapeutics Inc.(a)(b)	481,310	6,425,488
Intercept Pharmaceuticals Inc.(a)(b)	322,083	21,373,428
Intrexon Corp.(a)(b)	1,596,489	9,131,917
Ionis Pharmaceuticals Inc.(a)	1,384,045	82,918,136
Iovance Biotherapeutics Inc.(a)(b)	1,219,820	22,200,724
Ironwood Pharmaceuticals Inc.(a)(b)	1,541,556	13,234,258
Karyopharm Therapeutics Inc.(a)(b)	609,927	5,867,498
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	190,413	1,620,415
Kura Oncology Inc.(a)(b)	445,415	6,756,946
Lexicon Pharmaceuticals Inc.(a)(b)	1,046,819	3,150,925
Ligand Pharmaceuticals Inc.(a)(b)	187,311	18,644,937
MacroGenics Inc.(a)(b)	481,644	6,145,777
Magenta Therapeutics Inc.(a)(b)	382,405	3,923,475
MannKind Corp.(a)(b)	1,867,717	2,334,646
Medicines Co. (The)(a)(b)	781,390	39,069,500
MediciNova Inc.(a)(b)	429,947	3,420,228
Minerva Neurosciences Inc.(a)(b)	382,131	2,961,515
Mirati Therapeutics Inc.(a)(b)	386,935	30,146,106
Momenta Pharmaceuticals Inc.(a)(b)	972,365	12,601,850
Myriad Genetics Inc.(a)(b)	727,624	20,831,875
Neurocrine Biosciences Inc.(a)(b)	902,126	81,290,574
Novavax Inc.(a)	231,096	1,160,102
OPKO Health Inc.(a)(b)	6,064,298	12,674,383
PDL BioPharma Inc.(a)(b)	1,125,331	2,430,715
Portola Pharmaceuticals Inc.(a)(b)	764,022	20,491,070
Progenics Pharmaceuticals Inc.(a)(b)	851,282	4,303,230
ProQR Therapeutics NV(a)	384,949	2,217,306
Proteostasis Therapeutics Inc.(a)(b)	481,307	406,704
Prothena Corp. PLC(a)(b)	393,465	3,084,766

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
PTC Therapeutics Inc.(a)(b)	580,680	$19,638,598
Puma Biotechnology Inc.(a)	383,136	4,124,459
Ra Pharmaceuticals Inc.(a)(b)	463,133	10,953,095
Radius Health Inc.(a)(b)	454,372	11,700,079
Regeneron Pharmaceuticals Inc.(a)(b)	942,404	261,422,870
REGENXBIO Inc.(a)(b)	362,570	12,907,492
Replimune Group Inc.(a)(b)	311,929	4,335,813
Retrophin Inc.(a)(b)	423,062	4,903,289
Rhythm Pharmaceuticals Inc.(a)(b)	340,000	7,340,600
Rigel Pharmaceuticals Inc.(a)(b)	1,657,085	3,098,749
Rocket Pharmaceuticals Inc.(a)(b)	495,988	5,778,260
Rubius Therapeutics Inc.(a)(b)	785,873	6,169,103
Sage Therapeutics Inc.(a)(b)	508,842	71,385,444
Sangamo Therapeutics Inc.(a)(b)	1,139,502	10,312,493
Sarepta Therapeutics Inc.(a)(b)	732,311	55,157,664
Savara Inc.(a)(b)	405,639	1,074,943
Seattle Genetics Inc.(a)(b)	1,674,832	143,030,653
Seres Therapeutics Inc.(a)	688,562	2,761,134
Solid Biosciences Inc.(a)(b)	455,218	4,706,954
Spark Therapeutics Inc.(a)(b)	379,124	36,767,445
Spectrum Pharmaceuticals Inc.(a)(b)	1,111,697	9,221,527
Surface Oncology Inc.(a)(b)	271,003	384,824
Synlogic Inc.(a)(b)	308,576	706,639
Syros Pharmaceuticals Inc.(a)(b)	418,033	4,339,183
Tocagen Inc.(a)(b)	230,473	152,665
Translate Bio Inc.(a)(b)	503,893	4,993,580
Ultragenyx Pharmaceutical Inc.(a)(b)	568,307	24,312,173
uniQure NV(a)	372,861	14,675,809
United Therapeutics Corp.(a)(b)	431,965	34,449,209
UNITY Biotechnology Inc.(a)(b)	429,723	2,621,310
Unum Therapeutics Inc.(a)(b)	293,597	422,780
UroGen Pharma Ltd.(a)(b)	205,860	4,905,644
Vanda Pharmaceuticals Inc.(a)(b)	524,786	6,969,158
Veracyte Inc.(a)(b)	477,174	11,452,176
Verastem Inc.(a)(b)	722,084	873,722
Vertex Pharmaceuticals Inc.(a)(b)	2,441,761	413,683,149
Voyager Therapeutics Inc.(a)(b)	363,832	6,261,549
Xencor Inc.(a)(b)	557,742	18,812,638
Xenon Pharmaceuticals Inc.(a)(b)	255,391	2,301,073
Zafgen Inc.(a)(b)	361,090	266,845
Zai Lab Ltd., ADR(a)(b)	343,477	11,111,481

		5,301,037,105

Chemicals — 0.1%
Amyris Inc.(a)(b)	996,716	4,744,368

Health Care Equipment & Supplies — 1.2%
Cerus Corp.(a)(b)	1,382,177	7,125,122
Neuronetics Inc.(a)(b)	182,393	1,515,686
Novocure Ltd.(a)(b)	967,005	72,312,634

		80,953,442

Health Care Providers & Services — 0.1%
PetIQ Inc.(a)(b)	226,317	6,169,402

Life Sciences Tools & Services — 10.2%
Bio-Techne Corp.(b)	374,954	73,367,249
Illumina Inc.(a)(b)	1,396,477	424,836,233
Luminex Corp.	443,751	9,163,458
Medpace Holdings Inc.(a)(b)	353,613	29,717,636
NanoString Technologies Inc.(a)(b)	349,140	7,537,933
Pacific Biosciences of California Inc.(a)(b)	1,506,841	7,775,300

Security	Shares	Value

Life Sciences Tools & Services (continued)
PRA Health Sciences Inc.(a)	648,780	$64,378,439
Quanterix Corp.(a)(b)	275,043	6,039,944
Syneos Health Inc.(a)(b)	1,019,437	54,244,243

		677,060,435

Pharmaceuticals — 8.3%
AcelRx Pharmaceuticals Inc.(a)(b)	785,122	1,727,268
Aclaris Therapeutics Inc.(a)(b)	395,875	427,545
Aerie Pharmaceuticals Inc.(a)(b)	452,546	8,697,934
Akorn Inc.(a)(b)	1,233,369	4,686,802
Amphastar Pharmaceuticals Inc.(a)(b)	465,226	9,225,432
ANI Pharmaceuticals Inc.(a)(b)	119,056	8,676,801
Aquestive Therapeutics Inc.(a)(b)	244,255	776,731
Assertio Therapeutics Inc.(a)(b)	629,881	806,248
Cara Therapeutics Inc.(a)(b)	457,175	8,357,159
Collegium Pharmaceutical Inc.(a)(b)	329,699	3,784,945
Corium International Inc.(a)(c)	416,117	74,901
Cymabay Therapeutics Inc.(a)(b)	676,737	3,464,893
Dermira Inc.(a)(b)	535,847	3,424,062
Dova Pharmaceuticals Inc.(a)(b)	283,699	7,929,387
Elanco Animal Health Inc.(a)	1	27
Eloxx Pharmaceuticals Inc.(a)(b)	393,980	1,780,790
Endo International PLC(a)(b)	2,230,185	7,158,894
Evolus Inc.(a)(b)	271,625	4,242,782
EyePoint Pharmaceuticals Inc.(a)(b)	1,061,623	1,921,538
Foamix Pharmaceuticals Ltd.(a)(b)	594,523	1,807,350
GW Pharmaceuticals PLC, ADR(a)(b)	289,926	33,350,188
Horizon Therapeutics PLC(a)	1,836,594	50,010,455
Hutchison China MediTech Ltd., ADR(a)(b)	356,158	6,353,859
Innoviva Inc.(a)	997,713	10,515,895
Intra-Cellular Therapies Inc.(a)(b)	543,482	4,059,811
Jazz Pharmaceuticals PLC(a)(b)	557,771	71,472,776
Kala Pharmaceuticals Inc.(a)(b)	334,636	1,273,290
Mylan NV(a)(b)	5,081,756	100,517,134
MyoKardia Inc.(a)(b)	454,295	23,691,484
Nektar Therapeutics(a)(b)	1,726,550	31,449,108
Ocular Therapeutix Inc.(a)(b)	464,708	1,412,712
Omeros Corp.(a)(b)	485,521	7,928,558
Optinose Inc.(a)(b)	408,143	2,857,001
Pacira BioSciences Inc.(a)(b)	410,120	15,613,268
Paratek Pharmaceuticals Inc.(a)(b)	326,486	1,410,420
Reata Pharmaceuticals Inc., Class A(a)(b)	241,159	19,362,656
resTORbio Inc.(a)(b)	356,797	3,154,085
Revance Therapeutics Inc.(a)(b)	434,432	5,647,616
SIGA Technologies Inc.(a)(b)	801,570	4,104,038
Strongbridge Biopharma PLC(a)	523,732	1,251,719
Supernus Pharmaceuticals Inc.(a)(b)	516,661	14,197,844
TherapeuticsMD Inc.(a)(b)	2,376,276	8,625,882
Theravance Biopharma Inc.(a)(b)	557,905	10,867,989
Tricida Inc.(a)(b)	486,522	15,018,934
WaVe Life Sciences Ltd.(a)(b)	337,700	6,932,981
Xeris Pharmaceuticals Inc.(a)(b)	264,796	2,602,945
Zogenix Inc.(a)(b)	419,067	16,779,443

		549,433,580

Total Common Stocks — 99.9% (Cost: $9,193,271,809)		6,619,398,332

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 18.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(d)(e)(f)	1,229,589,732	$1,230,204,526
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(d)(e)	7,695,000	7,695,000

		1,237,899,526

Total Short-Term Investments — 18.7% (Cost: $1,237,381,642)		1,237,899,526

Total Investments in Securities — 118.6% (Cost: $10,430,653,451)		7,857,297,858

Other Assets, Less Liabilities — (18.6)%		(1,230,974,498)

Net Assets — 100.0%		$6,626,323,360

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,347,750,952	(118,161,220)	1,229,589,732	$1,230,204,526	$5,367,073	(b)	$10,039		$118,185
BlackRock Cash Funds: Treasury, SL Agency Shares	8,677,695	(982,695)	7,695,000	7,695,000	58,572		—		—

				$1,237,899,526	$5,425,645		$10,039		$118,185

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	37	12/20/19	$2,821	$(104,291)
S&P MidCap 400 E-Mini	16	12/20/19	3,101	(42,774)

				$(147,065)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$147,065

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Nasdaq Biotechnology ETF

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$255,835

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(147,065)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,974,017

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,619,323,431	$—	$74,901	$6,619,398,332
Money Market Funds	1,237,899,526	—	—	1,237,899,526

	$7,857,222,957	$—	$74,901	$7,857,297,858

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(147,065)	$—	$—	$(147,065)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2019	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 2.8%
Eagle Materials Inc.(a)	14,955	$1,346,100
Martin Marietta Materials Inc.	22,189	6,082,005
Summit Materials Inc., Class A(b)	39,806	883,693
Vulcan Materials Co.	47,010	7,109,792

		15,421,590

Containers & Packaging — 7.2%
AptarGroup Inc.	22,738	2,693,316
Avery Dennison Corp.	29,913	3,397,219
Ball Corp.	117,981	8,590,197
Berry Global Group Inc.(a)(b)	47,008	1,846,004
Crown Holdings Inc.(b)	48,143	3,180,327
Graphic Packaging Holding Co.	104,608	1,542,968
Greif Inc., Class A, NVS	9,380	355,408
International Paper Co.	139,595	5,837,863
Owens-Illinois Inc.	55,509	570,077
Packaging Corp. of America	33,633	3,568,461
Sealed Air Corp.	54,848	2,276,741
Silgan Holdings Inc.	27,698	831,909
Sonoco Products Co.	35,517	2,067,445
Westrock Co.	91,415	3,332,077

		40,090,012

Energy Equipment & Services — 7.4%
Apergy Corp.(a)(b)	27,566	745,660
Baker Hughes a GE Co.	231,389	5,368,225
Core Laboratories NV	15,744	733,985
Dril-Quip Inc.(b)	12,847	644,663
Frank’s International NV(b)	36,351	172,667
Halliburton Co.	311,266	5,867,364
Helmerich & Payne Inc.	38,942	1,560,406
National Oilwell Varco Inc.(a)	137,067	2,905,820
Oceaneering International Inc.(a)(b)	34,942	473,464
Patterson-UTI Energy Inc.	71,985	615,472
RPC Inc.	18,444	103,471
Schlumberger Ltd.	491,459	16,793,154
TechnipFMC PLC	149,113	3,599,588
Transocean Ltd.(b)	204,645	914,763
Valaris PLC(a)(b)	70,392	338,586

		40,837,288

Metals & Mining — 10.4%
Agnico Eagle Mines Ltd.(a)	84,675	4,539,427
Alcoa Corp.(b)	66,029	1,325,202
B2Gold Corp.(a)(b)	360,670	1,164,964
Barrick Gold Corp.(a)	631,388	10,941,954
Compass Minerals International Inc.	12,017	678,840
Franco-Nevada Corp.	66,532	6,065,057
Freeport-McMoRan Inc.	515,577	4,934,072
Kinross Gold Corp.(a)(b)	444,567	2,045,008
Kirkland Lake Gold Ltd.(a)	67,945	3,043,936
Newmont Goldcorp Corp.	291,351	11,048,030
Pan American Silver Corp.(a)	74,546	1,168,881
Royal Gold Inc.	23,285	2,868,945
Teck Resources Ltd., Class B(a)	173,796	2,820,709
Turquoise Hill Resources Ltd.(a)(b)	344,558	163,734
Wheaton Precious Metals Corp.(a)	158,583	4,161,218
Yamana Gold Inc.(a)	338,211	1,075,511

		58,045,488

Security	Shares	Value

Oil, Gas &Consumable Fuels — 71.6%
Antero Resources Corp.(a)(b)	77,352	$233,603
Apache Corp.	133,561	3,419,162
Cabot Oil &Gas Corp.	148,549	2,610,006
Callon Petroleum Co.(a)(b)	81,496	353,693
Cameco Corp.(a)	140,842	1,337,999
Canadian Natural Resources Ltd.(a)	422,346	11,247,074
Cenovus Energy Inc.(a)	362,313	3,398,496
Centennial Resource Development Inc./DE, Class A(a)(b)	68,076	307,363
Cheniere Energy Inc.(b)	83,033	5,236,061
Chesapeake Energy Corp.(a)(b)	400,452	564,637
Chevron Corp.	459,996	54,555,526
Cimarex Energy Co.	36,099	1,730,586
CNX Resources Corp.(a)(b)	66,431	482,289
Concho Resources Inc.	71,456	4,851,862
ConocoPhillips	394,494	22,478,268
Continental Resources Inc./OK(a)(b)	30,647	943,621
Crescent Point Energy Corp.(a)	194,628	829,115
CVR Energy Inc.	10,304	453,685
Delek U.S. Holdings Inc.	26,810	973,203
Devon Energy Corp.	143,596	3,454,920
Diamondback Energy Inc.	57,937	5,209,116
Enbridge Inc.	719,185	25,229,010
Encana Corp	461,026	2,120,720
Enerplus Corp.(a)	81,986	609,976
EOG Resources Inc.	206,230	15,306,391
EQT Corp	90,865	966,804
Equitrans Midstream Corp.	72,603	1,056,374
Exxon Mobil Corp.	775,950	54,789,829
Hess Corp.	91,969	5,562,285
HollyFrontier Corp.	53,773	2,884,384
Jagged Peak Energy Inc.(b)	21,403	155,386
Kinder Morgan Inc./DE	691,826	14,258,534
Kosmos Energy Ltd.	128,569	802,271
Marathon Oil Corp.	285,641	3,504,815
Marathon Petroleum Corp.	233,938	14,211,733
Matador Resources Co.(b)	38,948	643,810
Murphy Oil Corp.	54,846	1,212,645
Noble Energy Inc.	169,930	3,816,628
Oasis Petroleum Inc.(b)	102,346	354,117
Occidental Petroleum Corp.	317,859	14,135,190
ONEOK Inc.	146,748	10,813,860
Parsley Energy Inc., Class A	100,033	1,680,554
PBF Energy Inc., Class A	36,256	985,801
PDC Energy Inc.(b)	20,901	580,003
Peabody Energy Corp.	27,091	398,779
Pembina Pipeline Corp.	181,614	6,732,431
Phillips 66	159,390	16,321,536
Pioneer Natural Resources Co.	59,393	7,469,858
QEP Resources Inc.	85,104	314,885
Range Resources Corp.	74,532	284,712
SM Energy Co.	37,456	362,949
Southwestern Energy Co.(b)	193,485	373,426
Suncor Energy Inc.(a)	552,796	17,457,298
Targa Resources Corp.	82,690	3,321,657
TC Energy Corp.	331,469	17,166,779
Tellurian Inc.(a)(b)	32,972	274,162
Valero Energy Corp.	147,260	12,552,442
Vermilion Energy Inc.	55,209	922,542
Whiting Petroleum Corp.(a)(b)	32,648	262,163
Williams Companies Inc. (The)	430,697	10,362,570

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	23,265	$929,204
WPX Energy Inc.(a)(b)	150,314	1,591,825

		397,450,623

Paper & Forest Products — 0.4%
Domtar Corp.	22,254	796,916
Louisiana-Pacific Corp.	43,989	1,081,250
Norbord Inc.	16,434	393,594

		2,271,760

Total Common Stocks — 99.8% (Cost: $799,673,778)		554,116,761

Short-Term Investments

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	41,712,611	41,733,467
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	828,000	828,000

		42,561,467

Total Short-Term Investments — 7.6% (Cost: $42,554,378)		42,561,467

Total Investments in Securities — 107.4% (Cost: $842,228,156)		596,678,228

Other Assets, Less Liabilities — (7.4)%		(41,350,541)

Net Assets — 100.0%		$555,327,687

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	34,147,105	7,565,506	41,712,611	$41,733,467	$57,630	(b)	$3,370		$252
BlackRock Cash Funds: Treasury, SL Agency Shares	1,102,336	(274,336)	828,000	828,000	8,945		—		—

				$42,561,467	$66,575		$3,370		$252

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Energy Index	17	12/20/19	$1,012	$(14,659)
Russell 2000 E-Mini	2	12/20/19	153	(5,637)

				$(20,296)

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® North American Natural Resources ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$20,296

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$158,193

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(20,296)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$388,283

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$554,116,761	$—	$—	$554,116,761
Money Market Funds	42,561,467	—	—	42,561,467

	$596,678,228	$—	$—	$596,678,228

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(20,296)	$—	$—	$(20,296)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) September 30, 2019	iShares® North American Tech-Multimedia Networking ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 99.9%
Acacia Communications Inc.(a)	59,673	$3,902,614
ADTRAN Inc.	87,876	996,953
Arista Networks Inc.(a)(b)	28,970	6,921,512
Ciena Corp.(a)	96,950	3,803,349
Cisco Systems Inc.	145,021	7,165,488
CommScope Holding Co. Inc.(a)(b)	303,997	3,575,005
Comtech Telecommunications Corp.	44,367	1,441,927
EchoStar Corp., Class A(a)	84,076	3,331,091
Extreme Networks Inc.(a)(b)	221,993	1,614,999
F5 Networks Inc.(a)	51,249	7,196,385
Infinera Corp.(a)(b)	283,580	1,545,511
InterDigital Inc.	57,213	3,001,966
Juniper Networks Inc.	296,272	7,332,732
Lumentum Holdings Inc.(a)(b)	63,059	3,377,440
Motorola Solutions Inc.	43,583	7,426,979
NETGEAR Inc.(a)(b)	57,188	1,842,597
NetScout Systems Inc.(a)(b)	122,706	2,829,600
Plantronics Inc.	59,650	2,226,138
Ubiquiti Inc.(a)	23,972	2,834,929
ViaSat Inc.(a)(b)	47,543	3,580,939
Viavi Solutions Inc.(a)(b)	266,394	3,730,848

		79,679,002

Security	Shares	Value

Electronic Components — 0.0%
II-VI Inc.(a)	1	$29

Total Common Stocks — 99.9% (Cost: $92,281,204)		79,679,031

Short-Term Investments

Money Market Funds — 24.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	19,153,448	19,163,025

Total Short -Term Investments — 24.0% (Cost: $19,162,226)		19,163,025

Total Investments in Securities — 123.9% (Cost: $111,443,430)		98,842,056

Other Assets, Less Liabilities — (23.9)%		(19,056,601)

Net Assets — 100.0%		$79,785,455

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,435,473	11,717,975	19,153,448	$19,163,025	$27,810	(b)	$(180)	$378
BlackRock Cash Funds: Treasury, SL Agency Shares	114,343	(114,343)	—	—	2,712		—	—

				$19,163,025	$30,522		$(180)	$378

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	1	12/20/19	$76	$(2,819)

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® North American Tech-Multimedia Networking ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,819

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$6,096

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,819)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$25,417

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$79,679,031	$—	$—	$79,679,031
Money Market Funds	19,163,025	—	—	19,163,025

	$98,842,056	$—	$—	$98,842,056

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,819)	$—	$—	$(2,819)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) September 30, 2019	iShares® PHLX Semiconductor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 19.5%
Applied Materials Inc.	1,435,117	$71,612,338
ASML Holding NV, NYS(a)	213,892	53,135,051
Cabot Microelectronics Corp.	85,503	12,073,879
Entegris Inc.	398,041	18,731,809
KLA Corp.	465,952	74,296,046
Lam Research Corp.	327,369	75,658,249
MKS Instruments Inc.(a)	160,438	14,805,219
Teradyne Inc.(a)	500,434	28,980,133

		349,292,724

Semiconductors — 80.3%
Advanced Micro Devices Inc.(a)(b)	2,191,235	63,523,903
Analog Devices Inc.	627,464	70,106,553
Broadcom Inc.	487,645	134,624,155
Cirrus Logic Inc.(a)(b)	171,204	9,173,110
Cree Inc.(a)(b)	315,007	15,435,343
Intel Corp.	2,907,163	149,806,109
Marvell Technology Group Ltd.	1,946,427	48,602,282
Maxim Integrated Products Inc.	798,810	46,259,087
Microchip Technology Inc.	700,962	65,126,379
Micron Technology Inc.(a)(b)	1,522,297	65,230,427
Monolithic Power Systems Inc.	127,336	19,817,302
NVIDIA Corp.	822,810	143,226,537
NXP Semiconductors NV(a)	674,703	73,623,591
ON Semiconductor Corp.(a)(b)	1,208,725	23,219,607
Qorvo Inc.(a)(b)	346,835	25,714,347
QUALCOMM Inc.	1,772,261	135,188,069
Semtech Corp.(a)(b)	195,910	9,523,185
Silicon Laboratories Inc.(a)(b)	127,632	14,211,823
Skyworks Solutions Inc.	505,611	40,069,672

Security	Shares	Value

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,616,566	$75,137,988
Texas Instruments Inc.	1,113,765	143,942,989
Xilinx Inc.	662,257	63,510,446

		1,435,072,904

Total Common Stocks — 99.8% (Cost: $1,834,273,273)		1,784,365,628

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	103,651,768	103,703,594
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	1,628,000	1,628,000

		105,331,594

Total Short -Term Investments — 5.9% (Cost: $105,327,539)		105,331,594

Total Investments in Securities — 105.7% (Cost: $1,939,600,812)		1,889,697,222

Other Assets, Less Liabilities — (5.7)%		(101,850,434)

Net Assets — 100.0%		$1,787,846,788

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	52,540,232	51,111,536	103,651,768	$103,703,594	$65,643	(b)	$17,684		$(9,017)
BlackRock Cash Funds: Treasury, SL Agency Shares	625,188	1,002,812	1,628,000	1,628,000	18,038		—		—

				$105,331,594	$83,681		$17,684		$(9,017)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-mini S&P Select Sector Technology Index	34	12/20/19	$2,759	$(22,258)
Russell 2000 E-Mini	3	12/20/19	229	(6,203)

				$(28,461)

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® PHLX Semiconductor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$28,461

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended September 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$99,914

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(28,461)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$995,837

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,784,365,628	$—	$—	$1,784,365,628
Money Market Funds	105,331,594	—	—	105,331,594

	$1,889,697,222	$—	$—	$1,889,697,222

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(28,461)	$—	$—	$(28,461)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	27

Statements of Assets and Liabilities  (unaudited)

September 30, 2019

	iShares Expanded Tech Sector ETF	iShares Expanded Tech-Software Sector ETF	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,637,006,799	$2,551,442,630	$6,619,398,332	$554,116,761
Affiliated(c)	59,864,169	234,994,444	1,237,899,526	42,561,467
Cash	460	130	850	29,766
Cash pledged:
Futures contracts	—	90,000	271,000	68,000
Receivables:
Investments sold	600,359	6,132,794	110,925	764,600
Securities lending income — Affiliated	13,832	60,333	983,278	15,368
Variation margin on futures contracts	—	16,713	22,945	—
Capital shares sold	—	—	20,460	—
Dividends	529,523	7,263	51,240	898,944

Total assets	1,698,015,142	2,792,744,307	7,858,758,556	598,454,906

LIABILITIES
Collateral on securities loaned, at value	58,305,883	232,235,035	1,229,652,928	41,727,372
Payables:
Investments purchased	373,403	6,323,432	—	1,145,599
Variation margin on futures contracts	—	—	—	6,539
Capital shares redeemed	12,353	98,234	200,768	30,519
Investment advisory fees	625,658	1,001,023	2,581,500	217,190

Total liabilities	59,317,297	239,657,724	1,232,435,196	43,127,219

NET ASSETS	$1,638,697,845	$2,553,086,583	$6,626,323,360	$555,327,687

NET ASSETS CONSIST OF:
Paid-in capital	$1,220,668,279	$2,392,942,450	$9,713,450,398	$1,205,339,826
Accumulated earnings (loss)	418,029,566	160,144,133	(3,087,127,038)	(650,012,139)

NET ASSETS	$1,638,697,845	$2,553,086,583	$6,626,323,360	$555,327,687

Shares outstanding	7,550,000	12,050,000	66,550,000	19,100,000

Net asset value	$217.05	$211.87	$99.57	$29.07

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$56,349,001	$228,782,872	$1,196,826,349	$39,243,283
(b) Investments, at cost — Unaffiliated	$1,267,265,870	$2,650,945,298	$9,193,271,809	$799,673,778
(c) Investments, at cost — Affiliated	$59,854,417	$234,949,483	$1,237,381,642	$42,554,378

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2019

	iShares North American Tech-Multimedia Networking ETF	iShares PHLX Semiconductor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$79,679,031	$1,784,365,628
Affiliated(c)	19,163,025	105,331,594
Cash	—	318
Cash pledged:
Futures contracts	4,000	141,000
Receivables:
Investments sold	5,180,350	—
Securities lending income — Affiliated	8,610	17,384
Variation margin on futures contracts	45	31,411
Capital shares sold	—	62,202
Dividends	28,414	2,228,411

Total assets	104,063,475	1,892,177,948

LIABILITIES
Bank overdraft	3,743,043	—
Collateral on securities loaned, at value	19,163,817	103,696,039
Payables:
Investments purchased	1,338,880	—
Investment advisory fees	32,280	635,121

Total liabilities	24,278,020	104,331,160

NET ASSETS	$79,785,455	$1,787,846,788

NET ASSETS CONSIST OF:
Paid-in capital	$156,481,422	$1,787,381,183
Accumulated earnings (loss)	(76,695,967)	465,605

NET ASSETS	$79,785,455	$1,787,846,788

Shares outstanding	1,500,000	8,450,000

Net asset value	$53.19	$211.58

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$15,077,313	$102,368,297
(b) Investments, at cost — Unaffiliated	$92,281,204	$1,834,273,273
(c) Investments, at cost — Affiliated	$19,162,226	$105,327,539

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations (unaudited)

Six Months Ended September 30, 2019

	iShares Expanded Tech Sector ETF	iShares Expanded Tech-Software Sector ETF	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$7,709,055	$5,585,609	$21,551,021	$10,618,777
Dividends — Affiliated	22,071	49,786	58,572	8,945
Interest — Unaffiliated	—	14	—	—
Securities lending income — Affiliated — net	65,238	248,128	5,367,073	57,630
Foreign taxes withheld	(2,943)	(35,229)	(41,621)	(363,697)

Total investment income	7,793,421	5,848,308	26,935,045	10,321,655

EXPENSES
Investment advisory fees	3,794,921	6,322,227	16,866,552	1,474,024

Total expenses	3,794,921	6,322,227	16,866,552	1,474,024

Net investment income (loss)	3,998,500	(473,919)	10,068,493	8,847,631

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	852,263	(21,846,838)	(117,777,131)	(34,336,540)
Investments — Affiliated	(4,406)	(5,109)	10,039	3,370
In-kind redemptions — Unaffiliated	62,127,642	308,927,188	241,380,865	(20,288,931)
Futures contracts	—	92,646	255,835	158,193
Foreign currency transactions	—	—	—	5,542

Net realized gain (loss)	62,975,499	287,167,887	123,869,608	(54,458,366)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	19,102,426	(293,724,529)	(973,594,611)	1,251,242
Investments — Affiliated	2,025	19,374	118,185	252
Futures contracts	—	(25,559)	(147,065)	(20,296)
Foreign currency translations	—	—	—	(1,640)

Net change in unrealized appreciation (depreciation)	19,104,451	(293,730,714)	(973,623,491)	1,229,558

Net realized and unrealized gain (loss)	82,079,950	(6,562,827)	(849,753,883)	(53,228,808)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,078,450	$(7,036,746)	$(839,685,390)	$(44,381,177)

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2019

	iShares North American Tech-Multimedia Networking ETF	iShares PHLX Semiconductor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$481,112	$15,378,308
Dividends — Affiliated	2,712	18,038
Securities lending income — Affiliated — net	27,810	65,643
Foreign taxes withheld	—	(577,003)

Total investment income	511,634	14,884,986

EXPENSES
Investment advisory fees	279,827	3,347,486

Total expenses	279,827	3,347,486

Net investment income	231,807	11,537,500

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,321,197)	(20,537,393)
Investments — Affiliated	(180)	17,684
In-kind redemptions — Unaffiliated	1,777,022	107,685,073
Futures contracts	6,096	99,914

Net realized gain	461,741	87,265,278

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(12,247,042)	52,148,329
Investments — Affiliated	378	(9,017)
Futures contracts	(2,819)	(28,461)

Net change in unrealized appreciation (depreciation)	(12,249,483)	52,110,851

Net realized and unrealized gain (loss)	(11,787,742)	139,376,129

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,555,935)	$150,913,629

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	iShares Expanded Tech Sector ETF		iShares Expanded Tech-Software Sector ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$3,998,500	$8,607,212	$(473,919)	$2,476,322
Net realized gain	62,975,499	283,650,733	287,167,887	342,763,217
Net change in unrealized appreciation (depreciation)	19,104,451	(90,566,740)	(293,730,714)	70,647,702

Net increase (decrease) in net assets resulting from operations	86,078,450	201,691,205	(7,036,746)	415,887,241

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,620,096)	(8,093,662)	(570,991)	(2,709,822)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(30,693,005)	(68,391,428)	(168,768,800)	958,748,976

NET ASSETS
Total increase (decrease) in net assets	50,765,349	125,206,115	(176,376,537)	1,371,926,395
Beginning of period	1,587,932,496	1,462,726,381	2,729,463,120	1,357,536,725

End of period	$1,638,697,845	$1,587,932,496	$2,553,086,583	$2,729,463,120

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Nasdaq Biotechnology ETF			iShares North American Natural Resources ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,068,493	$12,909,077	$8,847,631	$17,562,911
Net realized gain (loss)	123,869,608	585,308,012	(54,458,366)	(67,193,551)
Net change in unrealized appreciation (depreciation)	(973,623,491)	(249,981,678)	1,229,558	29,860,958

Net increase (decrease) in net assets resulting from operations	(839,685,390)	348,235,411	(44,381,177)	(19,769,682)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,387,214)	(15,462,961)	(8,681,153)	(19,762,048)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(549,746,314)	(1,346,751,531)	(152,980,398)	(128,669,345)

NET ASSETS
Total decrease in net assets	(1,399,818,918)	(1,013,979,081)	(206,042,728)	(168,201,075)
Beginning of period	8,026,142,278	9,040,121,359	761,370,415	929,571,490

End of period	$6,626,323,360	$8,026,142,278	$555,327,687	$761,370,415

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets (continued)

	iShares North American Tech-Multimedia Networking ETF		iShares PHLX Semiconductor ETF
	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19	Six Months Ended 09/30/19 (unaudited)	Year Ended 03/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$231,807	$285,216	$11,537,500	$21,725,845
Net realized gain	461,741	4,368,181	87,265,278	105,132,907
Net change in unrealized appreciation (depreciation)	(12,249,483)	739,823	52,110,851	(100,509,502)

Net increase (decrease) in net assets resulting from operations	(11,555,935)	5,393,220	150,913,629	26,349,250

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(236,433)	(306,034)	(13,514,852)	(18,214,300)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(41,180,009)	63,321,903	588,611,796	(576,488,425)

NET ASSETS
Total increase (decrease) in net assets	(52,972,377)	68,409,089	726,010,573	(568,353,475)
Beginning of period	132,757,832	64,348,743	1,061,836,215	1,630,189,690

End of period	$79,785,455	$132,757,832	$1,787,846,788	$1,061,836,215

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Expanded Tech Sector ETF

	Six Months Ended					Period From
	09/30/19 (unaudited	)	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	08/01/15 to 03/31/16	(a)	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$206.22		$179.48	$138.39	$110.64	$107.65		$95.51	$77.54

Net investment income(b)	0.52		1.09	0.88	1.00	0.74		0.88	0.79
Net realized and unrealized gain(c)	10.92		26.69	41.18	27.77	3.01		12.16	17.98

Net increase from investment operations	11.44		27.78	42.06	28.77	3.75		13.04	18.77

Distributions(d)
From net investment income		(0.61)	(1.04)	(0.97)	(1.02)	(0.76)		(0.90)	(0.80)

Total distributions		(0.61)	(1.04)	(0.97)	(1.02)	(0.76)		(0.90)	(0.80)

Net asset value, end of period	$217.05		$206.22	$179.48	$138.39	$110.64		$107.65	$95.51

Total Return
Based on net asset value	5.55	%(e)	15.52%	30.48%	26.13%	3.51	%(e)	13.70%	24.29%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.46%	0.47%	0.48%	0.48	%(f)	0.47%	0.48%

Net investment income	0.48	%(f)	0.56%	0.55%	0.82%	1.05	%(f)	0.87%	0.90%

Supplemental Data
Net assets, end of period (000)	$1,638,698		$1,587,932	$1,462,726	$1,120,933	$862,984		$823,498	$716,340

Portfolio turnover rate(g)	4	%(e)	8%	6%	7%	6	%(e)	6%	9%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Expanded Tech-Software Sector ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$210.77		$169.69	$126.45	$100.66	$102.43		$84.80	$73.32

Net investment income (loss)(b)		(0.04)	0.24	0.12	0.22	0.68	(c)	0.24	0.23
Net realized and unrealized gain (loss)(d)	1.19		41.10	43.23	25.75	(1.58)		17.63	11.59

Net increase (decrease) from investment operations	1.15		41.34	43.35	25.97	(0.90)		17.87	11.82

Distributions(e)
From net investment income		(0.05)	(0.26)	(0.11)	(0.18)	(0.87)		(0.24)	(0.34)

Total distributions		(0.05)	(0.26)	(0.11)	(0.18)	(0.87)		(0.24)	(0.34)

Net asset value, end of period	$211.87		$210.77	$169.69	$126.45	$100.66		$102.43	$84.80

Total Return
Based on net asset value	0.54	%(f)	24.39%	34.30%	25.82%	(0.86	)%(f)	21.10%	16.14%

Ratios to Average Net Assets
Total expenses	0.46	%(g)	0.46%	0.47%	0.48%	0.48	%(g)	0.47%	0.48%

Net investment income (loss)	(0.03	)%(g)	0.13%	0.08%	0.19%	1.04	%(c)(g)	0.25%	0.29%

Supplemental Data
Net assets, end of period (000)	$2,553,087		$2,729,463	$1,357,537	$815,631	$709,680		$1,080,639	$975,189

Portfolio turnover rate(h)	11	%(f)	18%	12%	12%	9	%(f)	15%	13%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from Symantec Corp. Excluding such special distribution, the net investment income would have been $0.18 per share and 0.27% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15	(a)

Net asset value, beginning of period	$111.78		$106.73	$97.75	$86.90	$114.57	$78.77

Net investment income(b)	0.15		0.16	0.15	0.21	0.09	0.03	(c)
Net realized and unrealized gain (loss)(d)		(12.21)	5.08	9.05	10.85	(27.68)	35.92

Net increase (decrease) from investment operations		(12.06)	5.24	9.20	11.06	(27.59)	35.95

Distributions(e)
From net investment income		(0.15)	(0.19)	(0.22)	(0.21)	(0.08)	(0.15)

Total distributions		(0.15)	(0.19)	(0.22)	(0.21)	(0.08)	(0.15)

Net asset value, end of period	$99.57		$111.78	$106.73	$97.75	$86.90	$114.57

Total Return
Based on net asset value	(10.80	)%(f)	4.92%	9.41%	12.75%	(24.09)%	45.69%

Ratios to Average Net Assets
Total expenses	0.46	%(g)	0.47%	0.47%	0.47%	0.47%	0.48%

Net investment income	0.28	%(g)	0.15%	0.14%	0.22%	0.08%	0.03	%(c)

Supplemental Data
Net assets, end of period (000)	$6,626,323		$8,026,142	$9,040,121	$8,343,317	$6,387,032	$8,352,336

Portfolio turnover rate(h)	8	%(f)	18%	26%	18%	24%	33%

(a)	Per share amounts reflect a three-for-one stock split effective after the close of trading on November 30, 2017.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from Theravance Ltd. Excluding such special distribution, the net investment income would have been $(0.07) per share and (0.02)% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$31.40		$33.08	$34.26	$29.72	$33.03		$48.06	$40.54

Net investment income(b)	0.41		0.65	0.75	0.57	0.51		0.78	0.66
Net realized and unrealized gain (loss)(c)		(2.31)	(1.59)	(1.16)	4.55	(3.16)		(15.08)	7.52

Net increase (decrease) from investment operations		(1.90)	(0.94)	(0.41)	5.12	(2.65)		(14.30)	8.18

Distributions(d)
From net investment income		(0.43)	(0.74)	(0.77)	(0.58)	(0.66)		(0.73)	(0.66)

Total distributions		(0.43)	(0.74)	(0.77)	(0.58)	(0.66)		(0.73)	(0.66)

Net asset value, end of period	$29.07		$31.40	$33.08	$34.26	$29.72		$33.03	$48.06

Total Return
Based on net asset value	(6.08	)%(e)	(2.87)%	(1.19)%	17.26%	(7.96	)%(e)	(29.99)%	20.33%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.46%	0.47%	0.48%	0.48	%(f)	0.47%	0.48%

Net investment income	2.75	%(f)	1.94%	2.25%	1.67%	2.55	%(f)	1.96%	1.50%

Supplemental Data
Net assets, end of period (000)	$555,328		$761,370	$929,571	$1,034,595	$1,034,097		$1,928,976	$2,422,183

Portfolio turnover rate(g)	5	%(e)	12%	7%	12%	9	%(e)	9%	7%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF

	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15	Year Ended 07/31/14

Net asset value, beginning of period	$56.49		$51.48	$45.54	$36.57	$39.43		$34.11	$29.97

Net investment income(b)	0.10		0.23	0.30	0.26	0.22		0.21	0.14
Net realized and unrealized gain (loss)(c)		(3.27)	5.04	5.95	8.97	(2.80)		5.34	4.13

Net increase (decrease) from investment operations		(3.17)	5.27	6.25	9.23	(2.58)		5.55	4.27

Distributions(d)
From net investment income		(0.13)	(0.26)	(0.31)	(0.26)	(0.28)		(0.23)	(0.13)

Total distributions		(0.13)	(0.26)	(0.31)	(0.26)	(0.28)		(0.23)	(0.13)

Net asset value, end of period	$53.19		$56.49	$51.48	$45.54	$36.57		$39.43	$34.11

Total Return
Based on net asset value	(5.61	)%(e)	10.27%	13.77%	25.31%	(6.54	)%(e)	16.31%	14.25%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.46%	0.47%	0.48%	0.48	%(f)	0.47%	0.48%

Net investment income	0.38	%(f)	0.44%	0.63%	0.64%	0.92	%(f)	0.59%	0.44%

Supplemental Data
Net assets, end of period (000)	$79,785		$132,758	$64,349	$77,417	$53,020		$151,791	$324,033

Portfolio turnover rate(g)	17	%(e)	29%	23%	27%	26	%(e)	23%	30%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Six Months Ended 09/30/19 (unaudited)		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17	Period From 08/01/15 to 03/31/16	(a)	Year Ended 07/31/15		Year Ended 07/31/14

Net asset value, beginning of period	$189.61		$180.13	$136.85	$91.63	$87.51		$82.62		$64.95

Net investment income(b)	1.59		2.66	1.51	1.36	0.68		1.45	(c)	0.87
Net realized and unrealized gain(d)	22.10		9.12	43.32	45.26	4.36		4.96		17.78

Net increase from investment operations	23.69		11.78	44.83	46.62	5.04		6.41		18.65

Distributions(e)
From net investment income		(1.72)	(2.30)	(1.55)	(1.40)	(0.92)		(1.52)		(0.98)

Total distributions		(1.72)	(2.30)	(1.55)	(1.40)	(0.92)		(1.52)		(0.98)

Net asset value, end of period	$211.58		$189.61	$180.13	$136.85	$91.63		$87.51		$82.62

Total Return
Based on net asset value	12.55	%(f)	6.61%	32.91%	51.20%	5.84	%(f)	7.65%		28.89	%(g)

Ratios to Average Net Assets
Total expenses	0.46	%(h)	0.46%	0.47%	0.48%	0.48	%(h)	0.47%		0.47%

Net investment income	1.58	%(h)	1.50%	0.93%	1.22%	1.19	%(h)	1.59	%(c)	1.16%

Supplemental Data
Net assets, end of period (000)	$1,787,847		$1,061,836	$1,630,190	$889,518	$380,278		$398,184		$483,318

Portfolio turnover rate(i)	10	%(f)	26%	20%	38%	30	%(f)	21%		34%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from KLA-Tencor Corp. Excluding such special distribution, the net investment income would have been $0.97 per share and 1.06% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 28.87%.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Expanded Tech Sector	Non-diversified
Expanded Tech-Software Sector	Non-diversified
Nasdaq Biotechnology	Non-diversified
North American Natural Resources	Diversified
North American Tech-Multimedia Networking	Non-diversified
PHLX Semiconductor	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Expanded Tech Sector
Barclays Bank PLC	$5,143,267	$5,143,267		$—	$—
Barclays Capital Inc.	779,150	779,150		—	—
BNP Paribas Prime Brokerage International Ltd.	1,653,234	1,653,234		—	—
BNP Paribas Securities Corp.	687,595	687,595		—	—
BofA Securities, Inc.	7,201,331	7,201,331		—	—
Citigroup Global Markets Inc.	4,940,290	4,940,290		—	—
Credit Suisse AG Dublin Branch	3,512,737	3,512,737		—	—
Credit Suisse Securities (USA) LLC	1,489,240	1,489,240		—	—
Deutsche Bank Securities Inc.	1,362,049	1,362,049		—	—
Goldman Sachs & Co.	2,290,626	2,290,626		—	—
HSBC Bank PLC	772,974	772,974		—	—
Jefferies LLC	2,576,652	2,562,767		—	(13,885	)(b)
JPMorgan Securities LLC	12,366,416	12,366,416		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,268,069	4,268,069		—	—
National Financial Services LLC	649,012	649,012		—	—
Nomura Securities International Inc.	14,367	14,367		—	—
Scotia Capital (USA) Inc.	332,451	330,971		—	(1,480	)(b)
UBS AG	128,044	128,044		—	—
UBS Securities LLC	3,178,622	3,178,622		—	—
Virtu Americas LLC	284,019	284,019		—	—
Wells Fargo Bank, National Association	1,831,525	1,831,525		—	—
Wells Fargo Securities LLC	887,331	887,331		—	—

	$56,349,001	$56,333,636		$—	$(15,365)

Expanded Tech-Software Sector
Barclays Bank PLC	$2,072,780	$2,072,780		$—	$—
Barclays Capital Inc.	1,138,234	1,138,234		—	—
BNP Paribas Prime Brokerage International Ltd.	45,237,152	45,237,152		—	—
BNP Paribas Securities Corp.	3,082,099	3,082,099		—	—
BofA Securities, Inc.	12,990,214	12,990,214		—	—
Citigroup Global Markets Inc.	28,731,557	28,731,557		—	—
Credit Suisse AG Dublin Branch	7,001,638	7,001,638		—	—
Credit Suisse Securities (USA) LLC	717,915	717,915		—	—
Deutsche Bank Securities Inc.	1,926,427	1,926,427		—	—
Goldman Sachs & Co.	14,373,884	14,373,884		—	—
HSBC Bank PLC	1,650,773	1,650,773		—	—
Jefferies LLC	123,680	123,680		—	—
JPMorgan Securities LLC	57,695,527	57,695,527		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	25,230,859	25,230,859		—	—
National Financial Services LLC	520,800	520,800		—	—
Nomura Securities International Inc.	4,031	4,031		—	—
RBC Capital Markets LLC	3,012,201	3,012,201		—	—
Scotia Capital (USA) Inc.	281,135	281,135		—	—
SG Americas Securities LLC	48,372	48,372		—	—
State Street Bank & Trust Company	19,713	19,713		—	—
UBS AG	11,415,395	11,319,011		—	(96,384	)(b)
UBS Securities LLC	10,860,644	10,860,644		—	—
Virtu Americas LLC	647,842	647,842		—	—

	$228,782,872	$228,686,488		$—	$(96,384)

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Nasdaq Biotechnology
Barclays Bank PLC	$19,951,066	$19,951,066		$—	$—
Barclays Capital Inc.	48,283,944	48,283,944		—	—
BMO Capital Markets	1,284,421	1,284,421		—	—
BNP Paribas New York Branch	26,140	26,140		—	—
BNP Paribas Prime Brokerage International Ltd.	70,667,400	70,667,400		—	—
BNP Paribas Securities Corp.	620,637	620,637		—	—
BofA Securities, Inc.	114,687,290	114,687,290		—	—
Citadel Clearing LLC	14,012,320	14,012,320		—	—
Citigroup Global Markets Inc.	115,853,180	115,853,180		—	—
Credit Suisse AG Dublin Branch	41,863,772	41,863,772		—	—
Credit Suisse Securities (USA) LLC	26,928,123	26,928,123		—	—
Deutsche Bank Securities Inc.	14,222,037	14,222,037		—	—
Goldman Sachs & Co.	95,544,075	95,544,075		—	—
HSBC Bank PLC	40,324	40,324		—	—
Jefferies LLC	3,241,221	3,241,221		—	—
JPMorgan Securities LLC	302,360,926	302,360,926		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	178,438,622	178,438,622		—	—
National Financial Services LLC	43,476,238	43,476,238		—	—
Scotia Capital (USA) Inc.	9,336,469	9,336,469		—	—
SG Americas Securities LLC	1,915,630	1,915,630		—	—
State Street Bank & Trust Company	29,863,275	29,863,275		—	—
TD Prime Services LLC	1,210,702	1,210,702		—	—
UBS AG	36,238,889	36,238,889		—	—
UBS Securities LLC	9,794,041	9,794,041		—	—
Virtu Americas LLC	818,397	818,397		—	—
Wells Fargo Securities LLC	16,147,210	16,147,210		—	—

	$1,196,826,349	$1,196,826,349		$—	$—

North American Natural Resources
Barclays Bank PLC	$1,624,275	$1,624,275		$—	$—
Barclays Capital Inc.	1,028,556	1,028,556		—	—
BMO Capital Markets	459,106	459,106		—	—
BNP Paribas New York Branch	526,962	526,962		—	—
BNP Paribas Prime Brokerage International Ltd.	518,929	518,929		—	—
BNP Paribas Securities Corp.	56,570	56,570		—	—
Citigroup Global Markets Inc.	2,507,680	2,507,680		—	—
Credit Suisse AG Dublin Branch	3,277,579	3,277,579		—	—
Credit Suisse Securities (USA) LLC	108,281	108,281		—	—
Deutsche Bank Securities Inc.	7,817,257	7,817,257		—	—
Goldman Sachs & Co.	498,235	498,235		—	—
HSBC Bank PLC	1,084,146	1,084,146		—	—
JPMorgan Securities LLC	3,778,641	3,778,641		—	—
SG Americas Securities LLC	48	48		—	—
State Street Bank & Trust Company	1,115,801	1,115,801		—	—
UBS AG	493,978	493,978		—	—
UBS Securities LLC	12,851,454	12,851,454		—	—
Wells Fargo Bank, National Association	710,783	710,783		—	—
Wells Fargo Securities LLC	785,002	785,002		—	—

	$39,243,283	$39,243,283		$—	$—

North American Tech-Multimedia Networking
BNP Paribas Prime Brokerage International Ltd.	$648,874	$648,874		$—	$—
BNP Paribas Securities Corp.	10,712	10,712		—	—
Credit Suisse AG Dublin Branch	2,801,655	2,801,655		—	—
Goldman Sachs & Co.	4,023,153	4,023,153		—	—
JPMorgan Securities LLC	6,989,823	6,989,823		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	344,754	344,754		—	—
State Street Bank & Trust Company	253,730	253,730		—	—
Wells Fargo Bank, National Association	4,612	4,612		—	—

	$15,077,313	$15,077,313		$—	$—

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

PHLX Semiconductor
Barclays Capital Inc.	$997,365	$997,365		$—	$—
BNP Paribas Prime Brokerage International Ltd.	18,880,353	18,880,353		—	—
BNP Paribas Securities Corp.	49,684	49,684		—	—
BofA Securities, Inc.	8,470,157	8,470,157		—	—
Citigroup Global Markets Inc.	278,375	278,375		—	—
Credit Suisse AG Dublin Branch	867,300	867,300		—	—
Goldman Sachs & Co.	62,653	62,653		—	—
HSBC BANK PLC	522,527	522,527		—	—
Jefferies LLC	1,876,473	1,876,473		—	—
JPMorgan Securities LLC	51,835,542	51,835,542		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	14,337,292	14,337,292		—	—
Nomura Securities International Inc.	233,835	233,835		—	—
SG AMERICAS SECURITIES LLC	1,515,362	1,515,362		—	—
UBS Securities LLC	573,029	573,029		—	—
Virtu Americas LLC	438,800	438,282		—	(518	)(b)
Wells Fargo Bank, National Association	1,379,866	1,379,866		—	—
Wells Fargo Securities LLC	49,684	49,684		—	—

	$102,368,297	$102,367,779		$—	$(518)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each of the iShares Expanded Tech Sector, iShares Expanded Tech-Software Sector, iShares North American Natural Resources, iShares North American Tech-Multimedia Networking and iShares PHLX Semiconductor ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion	0.38

For its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.4800%
Over $121 billion, up to and including $181 billion	0.4560
Over $181 billion, up to and including $231 billion	0.4332
Over $231 billion, up to and including $281 billion	0.4116
Over $281 billion	0.3910

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended September 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Expanded Tech Sector	$27,936
Expanded Tech-Software Sector	106,244
Nasdaq Biotechnology	2,186,253
North American Natural Resources	24,385
North American Tech-Multimedia Networking	11,701
PHLX Semiconductor	28,107

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Expanded Tech Sector	$15,650,264	$10,861,321	$(375,876)
Expanded Tech-Software Sector	21,603,413	102,938,126	(5,783,800)
Nasdaq Biotechnology	45,969,124	33,489,351	(14,080,827)
North American Natural Resources	6,774,657	5,884,445	(2,786,364)
North American Tech-Multimedia Networking	5,639,459	6,334,798	(79,223)
PHLX Semiconductor	67,536,301	56,704,984	(12,550,894)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales

Expanded Tech Sector	$64,289,178	$64,430,488
Expanded Tech-Software Sector	303,935,541	303,903,610
Nasdaq Biotechnology	557,121,413	559,171,022
North American Natural Resources	42,269,499	30,711,902
North American Tech-Multimedia Networking	22,192,583	20,292,504
PHLX Semiconductor	151,379,844	155,088,055

For the six months ended September 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Expanded Tech Sector	$96,804,951	$127,518,867
Expanded Tech-Software Sector	1,849,052,300	2,019,276,634
Nasdaq Biotechnology	3,696,958,295	4,242,741,925
North American Natural Resources	1,431,072	153,829,773
North American Tech-Multimedia Networking	51,248,683	91,788,598
PHLX Semiconductor	2,941,830,650	2,354,184,026

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Expanded Tech Sector	$7,570,149
Nasdaq Biotechnology	393,062,012
North American Natural Resources	321,925,577
North American Tech-Multimedia Networking	63,054,802
PHLX Semiconductor	30,973,091

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

As of September 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Expanded Tech Sector	$1,334,138,706	$397,025,046	$(34,292,784)	$362,732,262
Expanded Tech-Software Sector	2,912,522,391	61,431,798	(187,542,674)	(126,110,876)
Nasdaq Biotechnology	10,674,766,706	98,959,811	(2,916,575,724)	(2,817,615,913)
North American Natural Resources	870,449,005	35,351,068	(309,142,141)	(273,791,073)
North American Tech-Multimedia Networking	112,937,517	1,851,923	(15,950,203)	(14,098,280)
PHLX Semiconductor	1,947,029,536	50,953,718	(108,314,493)	(57,360,775)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount

Expanded Tech Sector
Shares sold	450,000	$97,768,325	2,750,000	$542,518,833
Shares redeemed	(600,000)	(128,461,330)	(3,200,000)	(610,910,261)

Net decrease	(150,000)	$(30,693,005)	(450,000)	$(68,391,428)

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/19		Year Ended 03/31/19
iShares ETF	Shares	Amount	Shares	Amount

Expanded Tech-Software Sector
Shares sold	8,550,000	$1,854,237,941	19,550,000	$3,671,310,773
Shares redeemed	(9,450,000)	(2,023,006,741)	(14,600,000)	(2,712,561,797)

Net increase (decrease)	(900,000)	$(168,768,800)	4,950,000	$958,748,976

Nasdaq Biotechnology
Shares sold	35,000,000	$3,702,549,729	64,750,000	$7,145,017,884
Shares redeemed	(40,250,000)	(4,252,296,043)	(77,650,000)	(8,491,769,415)

Net decrease	(5,250,000)	$(549,746,314)	(12,900,000)	$(1,346,751,531)

North American Natural Resources
Shares sold	50,000	$1,435,055	2,350,000	$71,996,233
Shares redeemed	(5,200,000)	(154,415,453)	(6,200,000)	(200,665,578)

Net decrease	(5,150,000)	$(152,980,398)	(3,850,000)	$(128,669,345)

North American Tech-Multimedia Networking
Shares sold	900,000	$51,409,563	2,800,000	$151,948,118
Shares redeemed	(1,750,000)	(92,589,572)	(1,700,000)	(88,626,215)

Net increase (decrease)	(850,000)	$(41,180,009)	1,100,000	$63,321,903

PHLX Semiconductor
Shares sold	14,700,000	$2,946,325,291	36,650,000	$6,422,663,153
Shares redeemed	(11,850,000)	(2,357,713,495)	(40,100,000)	(6,999,151,578)

Net increase (decrease)	2,850,000	$588,611,796	(3,450,000)	$(576,488,425)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal has been scheduled for November 19, 2019.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Board Review and Approval of Investment Advisory Contract

iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares North American Natural Resources ETF, iShares PHLX Semiconductor ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15( c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rate, and that BFA and the Board had considered during the June 17-19, 2019 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Nasdaq Biotechnology ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	51

Board Review and Approval of Investment Advisory Contract  (continued)

Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15( c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares North American Tech-Multimedia Networking ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract  (continued)

(the “15( c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had considered during the June 17-19, 2019 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	55

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Expanded Tech-Software Sector(a)	$—	$—	$0.046422	$0.046422	—%	—%	100%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	57

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

NYS	New York Registered Shares

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Nasdaq, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-313-0919

Item 2.     Code of Ethics.

Not applicable to this semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.     Investments.

(a)	Full schedules of investments are attached.

(b)	Not applicable.

Schedule of Investments (unaudited) September 30, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Boeing Co. (The)	942,449	$358,573,571
L3Harris Technologies Inc.	204,267	42,618,267
Lockheed Martin Corp.	262,873	102,536,243
Raytheon Co.	210,823	41,361,364
TransDigm Group Inc.	87,361	45,486,252
United Technologies Corp.	685,708	93,612,856

		684,188,553

Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	301,928	22,430,231
FedEx Corp.	190,400	27,716,528
United Parcel Service Inc., Class B	615,579	73,758,676

		123,905,435

Auto Components — 0.1%
Aptiv PLC	275,767	24,107,551

Banks — 0.8%
Comerica Inc.	121,524	8,019,369
First Republic Bank/CA(a)	297,567	28,774,729
SVB Financial Group(a)(b)	91,087	19,032,628
U.S. Bancorp	2,528,132	139,906,825

		195,733,551

Beverages — 2.2%
Brown-Forman Corp., Class B, NVS(a)	322,012	20,215,913
Coca-Cola Co. (The)	3,528,060	192,067,586
Constellation Brands Inc., Class A	294,806	61,107,388
Monster Beverage Corp.(a)(b)	684,282	39,729,413
PepsiCo Inc.	1,503,625	206,146,988

		519,267,288

Biotechnology — 2.1%
AbbVie Inc.	1,355,192	102,615,138
Alexion Pharmaceuticals Inc.(a)(b)	394,761	38,662,892
Amgen Inc.	697,797	135,030,697
Biogen Inc.(a)(b)	176,159	41,013,338
Celgene Corp.(b)	586,855	58,274,702
Incyte Corp.(b)	150,345	11,160,109
Regeneron Pharmaceuticals Inc.(b)	83,394	23,133,496
Vertex Pharmaceuticals Inc.(b)	453,149	76,772,504

		486,662,876

Building Products — 0.1%
Allegion PLC(a)	83,339	8,638,087
Masco Corp.	239,585	9,985,903

		18,623,990

Capital Markets — 1.9%
Ameriprise Financial Inc.	125,000	18,387,500
Cboe Global Markets Inc.	196,576	22,588,548
Charles Schwab Corp. (The)	1,064,555	44,530,336
E*TRADE Financial Corp.	247,513	10,813,843
Intercontinental Exchange Inc.(a)	988,006	91,163,314
MarketAxess Holdings Inc.	66,565	21,800,038
Moody’s Corp.	141,026	28,886,356
MSCI Inc.	148,970	32,438,217
Nasdaq Inc.	142,175	14,125,086
Northern Trust Corp.	201,451	18,799,407
S&P Global Inc.	433,932	106,304,661
T Rowe Price Group Inc.	206,858	23,633,526

		433,470,832

Security	Shares	Value

Chemicals — 1.8%
Air Products & Chemicals Inc.	388,484	$86,189,060
Celanese Corp.	115,998	14,185,395
CF Industries Holdings Inc.	165,553	8,145,208
Eastman Chemical Co.	129,960	9,594,947
Ecolab Inc.(a)	441,355	87,405,944
FMC Corp.	99,716	8,743,099
Linde PLC	638,548	123,699,519
Mosaic Co. (The)(a)	294,108	6,029,214
PPG Industries Inc.	191,108	22,648,209
Sherwin-Williams Co. (The)	89,622	49,280,449

		415,921,044

Commercial Services & Supplies — 0.7%
Cintas Corp.	146,832	39,365,659
Copart Inc.(b)	241,707	19,416,323
Republic Services Inc.	159,990	13,847,135
Rollins Inc.	249,067	8,485,713
Waste Management Inc.	687,569	79,070,435

		160,185,265

Communications Equipment — 2.0%
Arista Networks Inc.(b)	96,262	22,998,917
Cisco Systems Inc.	7,484,401	369,804,253
F5 Networks Inc.(b)	106,601	14,968,913
Motorola Solutions Inc.	291,558	49,684,399

		457,456,482

Construction Materials — 0.1%
Martin Marietta Materials Inc.(a)	62,297	17,075,607
Vulcan Materials Co.	111,945	16,930,562

		34,006,169

Consumer Finance — 0.4%
American Express Co.	599,682	70,930,387
Discover Financial Services	365,883	29,669,452

		100,599,839

Containers & Packaging — 0.2%
Amcor PLC(b)	1,386,580	13,519,155
Avery Dennison Corp.	66,947	7,603,171
Ball Corp.(a)	393,459	28,647,750

		49,770,076

Diversified Consumer Services — 0.0%
H&R Block Inc.	215,675	5,094,243

Diversified Financial Services — 1.5%
Berkshire Hathaway Inc., Class B(a)(b)	1,659,341	345,176,115

Diversified Telecommunication Services — 1.9%
Verizon Communications Inc.	7,291,724	440,128,461

Electric Utilities — 1.2%
Alliant Energy Corp.	236,985	12,780,601
Eversource Energy	312,635	26,720,914
NextEra Energy Inc.	861,662	200,758,629
Pinnacle West Capital Corp.	197,389	19,160,550
Xcel Energy Inc.	417,399	27,085,021

		286,505,715

Electrical Equipment — 0.4%
AMETEK Inc.	402,507	36,958,193
Eaton Corp. PLC	356,591	29,650,541
Rockwell Automation Inc.	102,611	16,910,293

		83,519,027

1

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	198,271	$19,133,152
CDW Corp./DE	107,717	13,275,043
Keysight Technologies Inc.(a)(b)	331,074	32,196,946

		64,605,141

Entertainment — 2.1%
Electronic Arts Inc.(b)	249,646	24,420,372
Netflix Inc.(a)(b)	771,898	206,575,343
Take-Two Interactive Software Inc.(a)(b)	199,150	24,961,461
Walt Disney Co. (The)	1,778,454	231,768,125

		487,725,301

Equity Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp.	780,450	172,580,908
Apartment Investment & Management Co., Class A	263,430	13,735,240
AvalonBay Communities Inc.	167,425	36,051,625
Boston Properties Inc.	134,742	17,470,648
Crown Castle International Corp.	300,518	41,775,007
Digital Realty Trust Inc.	205,692	26,700,879
Duke Realty Corp.	430,340	14,618,650
Equinix Inc.	89,607	51,685,318
Equity Residential	419,251	36,164,591
Essex Property Trust Inc.	85,641	27,974,633
Extra Space Storage Inc.	150,040	17,527,673
Federal Realty Investment Trust	59,173	8,055,812
HCP Inc.	868,733	30,952,957
Host Hotels & Resorts Inc.	600,635	10,384,979
Mid-America Apartment Communities Inc.	112,322	14,602,983
Public Storage	264,974	64,990,173
Realty Income Corp.	410,920	31,509,346
Regency Centers Corp.	131,017	9,104,371
SBA Communications Corp.	115,331	27,812,071
Simon Property Group Inc.	363,515	56,581,110
UDR Inc.	284,915	13,812,679
Vornado Realty Trust	142,847	9,095,068
Welltower Inc.(a)	714,066	64,730,083

		797,916,804

Food & Staples Retailing — 0.2%
Sysco Corp.	568,952	45,174,789

Food Products — 0.5%
Hershey Co. (The)	160,752	24,914,952
Hormel Foods Corp.	491,166	21,478,689
Kellogg Co.	438,386	28,210,139
Lamb Weston Holdings Inc.	255,629	18,589,341
McCormick & Co. Inc./MD, NVS	216,936	33,907,097

		127,100,218

Gas Utilities — 0.1%
Atmos Energy Corp.	123,359	14,049,357

Health Care Equipment & Supplies — 5.6%
Abbott Laboratories	3,115,904	260,707,688
ABIOMED Inc.(a)(b)	79,999	14,231,022
Align Technology Inc.(b)	64,526	11,674,044
Baxter International Inc.	388,384	33,971,948
Becton Dickinson and Co.	299,833	75,845,756
Boston Scientific Corp.(a)(b)	2,455,795	99,926,298
Cooper Companies Inc. (The)	37,474	11,129,778
Danaher Corp.	630,333	91,038,995
Edwards Lifesciences Corp.(b)	366,647	80,629,342
Hologic Inc.(b)	258,214	13,037,225
IDEXX Laboratories Inc.(a)(b)	151,634	41,233,834

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Intuitive Surgical Inc.(a)(b)	203,190	$109,708,377
Medtronic PLC	2,365,348	256,924,100
ResMed Inc.	253,290	34,222,012
Stryker Corp.	333,758	72,191,855
Teleflex Inc.	81,508	27,692,343
Varian Medical Systems Inc.(b)	160,960	19,168,726
Zimmer Biomet Holdings Inc.	361,967	49,687,210

		1,303,020,553

Health Care Providers & Services — 1.0%
Cigna Corp.(b)	379,261	57,568,027
DaVita Inc.(a)(b)	171,251	9,773,295
HCA Healthcare Inc.	469,856	56,580,059
Henry Schein Inc.(a)(b)	117,513	7,462,075
Humana Inc.	238,622	61,008,487
Universal Health Services Inc., Class B(a)	81,899	12,182,476
WellCare Health Plans Inc.(b)	88,998	23,065,612

		227,640,031

Health Care Technology — 0.2%
Cerner Corp.(a)	563,166	38,391,026

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill Inc.(b)	45,117	37,919,485
Darden Restaurants Inc.	151,369	17,894,843
Hilton Worldwide Holdings Inc.	504,920	47,013,101
Marriott International Inc./MD, Class A	193,410	24,054,402
McDonald’s Corp.	1,338,891	287,473,286
Starbucks Corp.	1,076,252	95,162,202
Yum! Brands Inc.	536,137	60,814,020

		570,331,339

Household Durables — 0.1%
Garmin Ltd.	158,497	13,423,111
Newell Brands Inc.	345,536	6,468,434
NVR Inc.(b)	3,633	13,505,132

		33,396,677

Household Products — 2.1%
Church & Dwight Co. Inc.	435,628	32,776,651
Clorox Co. (The)	222,412	33,777,711
Colgate-Palmolive Co.	862,212	63,381,204
Kimberly-Clark Corp.	327,623	46,538,847
Procter & Gamble Co. (The)	2,470,785	307,316,238

		483,790,651

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.(a)	446,890	17,696,844

Industrial Conglomerates — 1.1%
3M Co.	517,248	85,035,571
Honeywell International Inc.	634,242	107,313,747
Roper Technologies Inc.	183,354	65,384,036

		257,733,354

Insurance — 0.8%
Aon PLC	261,586	50,635,202
Arthur J Gallagher & Co.	219,785	19,686,142
Cincinnati Financial Corp.	128,047	14,939,244
Globe Life Inc.(b)	79,098	7,574,424
Marsh & McLennan Companies Inc.	561,880	56,216,094
Progressive Corp. (The)	545,442	42,135,395

		191,186,501

Interactive Media & Services — 9.1%
Alphabet Inc., Class A(b)	528,071	644,848,621

2

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Alphabet Inc., Class C, NVS(b)	532,758	$649,432,002
Facebook Inc., Class A(b)	4,241,263	755,284,115
TripAdvisor Inc.(b)	126,331	4,886,483
Twitter Inc.(b)	1,362,060	56,116,872

		2,110,568,093

Internet & Direct Marketing Retail — 5.9%
Amazon.com Inc.(b)	732,541	1,271,625,247
Booking Holdings Inc.(a)(b)	35,975	70,604,895
eBay Inc.	529,913	20,656,009
Expedia Group Inc.	152,249	20,463,788

		1,383,349,939

IT Services — 8.3%
Accenture PLC, Class A	516,705	99,388,207
Akamai Technologies Inc.(b)	290,445	26,540,864
Alliance Data Systems Corp.	72,468	9,285,325
Automatic Data Processing Inc.	765,038	123,492,434
Broadridge Financial Solutions Inc.	202,139	25,152,156
Fidelity National Information Services Inc.	1,081,495	143,579,276
Fiserv Inc.(b)	1,006,340	104,246,761
FleetCor Technologies Inc.(b)	91,259	26,171,256
Gartner Inc.(a)(b)	158,910	22,722,541
Global Payments Inc.	528,966	84,105,594
Jack Henry & Associates Inc.(a)	64,138	9,362,224
Leidos Holdings Inc.	239,078	20,532,019
Mastercard Inc., Class A	1,573,941	427,435,157
Paychex Inc.	349,010	28,887,558
PayPal Holdings Inc.(b)	2,074,465	214,893,829
VeriSign Inc.(b)	184,251	34,755,266
Visa Inc., Class A(a)	3,044,631	523,706,978
Western Union Co. (The)	314,038	7,276,260

		1,931,533,705

Leisure Products — 0.1%
Hasbro Inc.	117,220	13,912,842

Life Sciences Tools & Services — 1.7%
Agilent Technologies Inc.	290,112	22,231,282
Illumina Inc.(a)(b)	259,401	78,914,972
IQVIA Holdings Inc.(b)	235,307	35,150,160
Mettler-Toledo International Inc.(a)(b)	27,704	19,514,698
PerkinElmer Inc.(a)	99,675	8,489,320
Thermo Fisher Scientific Inc.	706,034	205,646,523
Waters Corp.(b)	70,849	15,815,622

		385,762,577

Machinery — 0.6%
Flowserve Corp.(a)	122,408	5,717,678
IDEX Corp.	133,144	21,819,639
Illinois Tool Works Inc.	208,267	32,591,703
Ingersoll-Rand PLC	425,885	52,473,291
Wabtec Corp.	148,172	10,647,640
Xylem Inc./NY	317,388	25,270,432

		148,520,383

Media — 1.0%
Charter Communications Inc., Class A(a)(b)	122,398	50,442,664
Comcast Corp., Class A	3,678,210	165,813,707
Fox Corp., Class A, NVS	287,434	9,064,231
Fox Corp., Class B(b)	126,020	3,974,671

		229,295,273

Metals & Mining — 0.1%
Freeport-McMoRan Inc.	1,149,825	11,003,825

Security	Shares	Value

Multi-Utilities — 0.6%
Ameren Corp.	434,722	$34,799,496
CMS Energy Corp.	279,623	17,881,891
Dominion Energy Inc.	680,427	55,141,804
WEC Energy Group Inc.	267,581	25,446,953

		133,270,144

Multiline Retail — 0.3%
Dollar General Corp.	453,202	72,031,926
Macy’s Inc.	226,865	3,525,482
Nordstrom Inc.	92,065	3,099,829

		78,657,237

Oil, Gas & Consumable Fuels — 2.8%
Apache Corp.	661,100	16,924,160
Cabot Oil & Gas Corp.	503,997	8,855,227
Cimarex Energy Co.	100,825	4,833,551
Concho Resources Inc.	193,783	13,157,866
ConocoPhillips	1,957,168	111,519,433
Devon Energy Corp.	714,925	17,201,095
Diamondback Energy Inc.(a)	288,424	25,932,202
Exxon Mobil Corp.	4,177,261	294,956,399
Hess Corp.	251,792	15,228,380
HollyFrontier Corp.	267,806	14,365,114
Marathon Oil Corp.	1,422,167	17,449,989
Occidental Petroleum Corp.	1,579,377	70,234,895
ONEOK Inc.	416,603	30,699,475

		641,357,786

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	264,865	52,694,892

Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	1,471,755	74,632,696
Eli Lilly & Co.	1,497,803	167,499,310
Johnson & Johnson	2,745,165	355,169,448
Merck & Co. Inc.	4,513,913	379,981,196
Pfizer Inc.	9,751,179	350,359,861
Zoetis Inc.	463,281	57,720,180

		1,385,362,691

Professional Services — 0.4%
Equifax Inc.	129,970	18,282,880
IHS Markit Ltd.(b)	706,121	47,225,372
Robert Half International Inc.	95,619	5,322,154
Verisk Analytics Inc.	199,033	31,475,079

		102,305,485

Road & Rail — 1.6%
CSX Corp.	1,407,176	97,475,082
JB Hunt Transport Services Inc.	101,222	11,200,214
Kansas City Southern(a)	77,213	10,270,101
Norfolk Southern Corp.	320,183	57,524,078
Union Pacific Corp.	1,242,079	201,191,956

		377,661,431

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices Inc.(a)(b)	1,913,022	55,458,508
Analog Devices Inc.	351,575	39,281,475
Broadcom Inc.	701,800	193,745,926
Intel Corp.	5,232,729	269,642,525
KLA Corp.	154,928	24,703,270
Maxim Integrated Products Inc.	285,903	16,556,643
Microchip Technology Inc.	214,030	19,885,527
NVIDIA Corp.	568,668	98,988,039
QUALCOMM Inc.	1,115,877	85,119,097

3

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions Inc.	184,223	$14,599,673
Texas Instruments Inc.	1,086,335	140,397,935
Xilinx Inc.	444,378	42,615,850

		1,000,994,468

Software — 11.7%
Adobe Inc.(b)	855,824	236,421,380
ANSYS Inc.(a)(b)	148,269	32,820,826
Autodesk Inc.(a)(b)	387,435	57,224,150
Cadence Design Systems Inc.(b)	290,326	19,184,742
Citrix Systems Inc.	217,642	21,006,806
Fortinet Inc.(b)	251,028	19,268,909
Intuit Inc.	458,507	121,935,352
Microsoft Corp.	13,461,144	1,871,502,850
Oracle Corp.	1,940,734	106,798,592
salesforce.com Inc.(b)	1,546,142	229,509,318
Synopsys Inc.(b)	151,024	20,728,044

		2,736,400,969

Specialty Retail — 2.6%
Advance Auto Parts Inc.(a)	82,037	13,568,920
AutoZone Inc.(a)(b)	43,207	46,863,176
CarMax Inc.(a)(b)	129,615	11,406,120
Home Depot Inc. (The)	888,142	206,066,707
Lowe’s Companies Inc.	625,854	68,818,906
O’Reilly Automotive Inc.(b)	134,747	53,698,027
Ross Stores Inc.	367,695	40,391,296
Tiffany & Co.	86,293	7,993,320
TJX Companies Inc. (The)	2,131,336	118,800,668
Tractor Supply Co.	210,511	19,038,615
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	104,106	26,094,169

		612,739,924

Technology Hardware, Storage & Peripherals — 0.2%
NetApp Inc.	420,798	22,096,103
Seagate Technology PLC	267,987	14,415,021

		36,511,124

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	280,344	4,294,870
NIKE Inc., Class B	1,125,581	105,714,568
Tapestry Inc.	333,300	8,682,465
Under Armour Inc., Class A(a)(b)	213,930	4,265,764
Under Armour Inc., Class C, NVS(a)(b)	219,801	3,984,992
VF Corp.	575,624	51,224,780

		178,167,439

Tobacco — 0.5%
Philip Morris International Inc.	1,398,715	106,204,430

Trading Companies & Distributors — 0.3%
Fastenal Co.	1,014,642	33,148,354
United Rentals Inc.(a)(b)	72,334	9,015,710
WW Grainger Inc.	78,183	23,232,078

		65,396,142

Water Utilities — 0.1%
American Water Works Co. Inc.	200,648	24,926,501

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc.(a)(b)	137,217	10,808,583

Total Common Stocks — 99.9% (Cost: $16,563,813,884)		23,281,486,981

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	311,158,337	$311,313,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	16,414,000	16,414,000

		327,727,917

Total Short-Term Investments — 1.4% (Cost: $327,679,831)		327,727,917

Total Investments in Securities — 101.3% (Cost: $16,891,493,715)		23,609,214,898

Other Assets, Less Liabilities — (1.3)%		(295,694,066)

Net Assets — 100.0%		$23,313,520,832

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4

Schedule of Investments (unaudited) September 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Arconic Inc.	532,200	$13,837,200
General Dynamics Corp.	319,589	58,398,498
Huntington Ingalls Industries Inc.	56,464	11,958,510
L3Harris Technologies Inc.	146,259	30,515,478
Lockheed Martin Corp.	135,785	52,964,297
Northrop Grumman Corp.	214,943	80,558,487
Raytheon Co.	216,836	42,541,055
Textron Inc.	313,717	15,359,584
United Technologies Corp.	576,161	78,657,500

		384,790,609

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	185,956	15,765,350
FedEx Corp.	180,295	26,245,543
United Parcel Service Inc., Class B	476,954	57,148,628

		99,159,521

Airlines — 0.8%
Alaska Air Group Inc.	168,379	10,929,481
American Airlines Group Inc.	540,861	14,587,021
Delta Air Lines Inc.	790,460	45,530,496
Southwest Airlines Co.	660,706	35,684,731
United Airlines Holdings Inc.(a)	301,800	26,682,138

		133,413,867

Auto Components — 0.1%
Aptiv PLC	136,390	11,923,214
BorgWarner Inc.	282,095	10,347,244

		22,270,458

Automobiles — 0.8%
Ford Motor Co.	5,353,240	49,035,678
General Motors Co.	1,716,212	64,323,626
Harley-Davidson Inc.	211,514	7,608,159

		120,967,463

Banks — 10.7%
Bank of America Corp.	11,443,410	333,804,270
BB&T Corp.	1,046,560	55,854,907
Citigroup Inc.	3,085,813	213,167,962
Citizens Financial Group Inc.	612,801	21,674,771
Comerica Inc.	110,624	7,300,078
Fifth Third Bancorp	997,826	27,320,476
Huntington Bancshares Inc./OH	1,417,667	20,230,108
JPMorgan Chase & Co.	4,367,683	514,032,612
KeyCorp	1,369,523	24,432,290
M&T Bank Corp.	182,585	28,842,953
People’s United Financial Inc.	541,913	8,472,810
PNC Financial Services Group Inc. (The)	608,210	85,246,714
Regions Financial Corp.	1,368,259	21,645,857
SunTrust Banks Inc.	606,408	41,720,871
Wells Fargo & Co.	5,476,953	276,257,509
Zions Bancorp. N.A.	243,129	10,824,103

		1,690,828,291

Beverages — 1.6%
Coca-Cola Co. (The)	2,523,288	137,367,799
Molson Coors Brewing Co., Class B	256,601	14,754,557
PepsiCo Inc.	744,846	102,118,387

		254,240,743

Biotechnology — 2.1%
AbbVie Inc.	969,394	73,402,514
Amgen Inc.	278,521	53,896,599

Security	Shares	Value

Biotechnology (continued)
Biogen Inc.(a)	115,897	$26,983,140
Celgene Corp.(a)	513,105	50,951,326
Gilead Sciences Inc.	1,729,946	109,643,977
Incyte Corp.(a)	127,529	9,466,478
Regeneron Pharmaceuticals Inc.(a)	44,826	12,434,732

		336,778,766

Building Products — 0.5%
Allegion PLC	61,883	6,414,173
AO Smith Corp.	190,078	9,068,621
Fortune Brands Home & Security Inc.	190,074	10,397,048
Johnson Controls International PLC	1,086,915	47,704,699
Masco Corp.	207,533	8,649,976

		82,234,517

Capital Markets — 3.6%
Affiliated Managers Group Inc.	67,977	5,665,883
Ameriprise Financial Inc.	82,272	12,102,211
Bank of New York Mellon Corp. (The)	1,171,764	52,975,450
BlackRock Inc.(b)	160,469	71,511,405
Charles Schwab Corp. (The)	762,798	31,907,840
CME Group Inc.	489,144	103,375,693
E*TRADE Financial Corp.	133,263	5,822,261
Franklin Resources Inc.	387,512	11,183,596
Goldman Sachs Group Inc. (The)	442,040	91,603,949
Invesco Ltd.	529,268	8,965,800
Moody’s Corp.	113,562	23,260,905
Morgan Stanley	1,715,806	73,213,442
Nasdaq Inc.	46,104	4,580,432
Northern Trust Corp.	138,282	12,904,476
Raymond James Financial Inc.	169,773	13,999,482
State Street Corp.	508,936	30,123,922
T Rowe Price Group Inc.	160,859	18,378,141

		571,574,888

Chemicals — 2.2%
Albemarle Corp.	144,664	10,057,041
Celanese Corp.	79,903	9,771,338
CF Industries Holdings Inc.	168,852	8,307,518
Corteva Inc.(a)	1,022,968	28,643,104
Dow Inc.(a)	1,015,209	48,374,709
DuPont de Nemours Inc.	1,018,309	72,615,615
Eastman Chemical Co.	85,753	6,331,144
FMC Corp.	99,713	8,742,836
International Flavors & Fragrances Inc.	145,388	17,837,654
Linde PLC	243,684	47,206,465
LyondellBasell Industries NV, Class A	352,612	31,548,196
Mosaic Co. (The)	255,348	5,234,634
PPG Industries Inc.	173,987	20,619,199
Sherwin-Williams Co. (The)	42,581	23,414,014

		338,703,467

Commercial Services & Supplies — 0.1%
Copart Inc.(a)	88,951	7,145,434
Republic Services Inc.	164,453	14,233,407

		21,378,841

Communications Equipment — 0.1%
Juniper Networks Inc.	475,115	11,759,096

Construction & Engineering — 0.2%
Jacobs Engineering Group Inc.	185,591	16,981,576
Quanta Services Inc.	193,786	7,325,111

		24,306,687

5

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials — 0.2%
Martin Marietta Materials Inc.(c)	36,450	$9,990,945
Vulcan Materials Co.	93,654	14,164,231

		24,155,176

Consumer Finance — 1.0%
American Express Co.	464,658	54,959,748
Capital One Financial Corp.	642,462	58,451,193
Discover Financial Services	151,373	12,274,837
Synchrony Financial	833,743	28,422,299

		154,108,077

Containers & Packaging — 0.6%
Amcor PLC(a)	1,138,272	11,098,152
Avery Dennison Corp.	63,254	7,183,757
Ball Corp.	149,657	10,896,526
International Paper Co.	537,700	22,486,614
Packaging Corp. of America	130,057	13,799,048
Sealed Air Corp.	211,080	8,761,931
Westrock Co.	349,954	12,755,823

		86,981,851

Distributors — 0.2%
Genuine Parts Co.	199,083	19,826,676
LKQ Corp.(a)(c)	422,138	13,276,240

		33,102,916

Diversified Consumer Services — 0.0%
H&R Block Inc.	103,433	2,443,088

Diversified Financial Services — 1.8%
Berkshire Hathaway Inc., Class B(a)	1,392,806	289,731,504

Diversified Telecommunication Services — 2.5%
AT&T Inc.	9,981,174	377,687,624
CenturyLink Inc.	1,336,183	16,675,564

		394,363,188

Electric Utilities — 3.3%
Alliant Energy Corp.	138,696	7,479,875
American Electric Power Co. Inc.	674,511	63,194,936
Duke Energy Corp.	995,252	95,404,857
Edison International	489,080	36,886,414
Entergy Corp.	271,596	31,874,506
Evergy Inc.	322,693	21,478,446
Eversource Energy	199,428	17,045,111
Exelon Corp.	1,327,159	64,115,051
FirstEnergy Corp.	737,609	35,574,882
PPL Corp.	986,571	31,067,121
Southern Co. (The)	1,427,760	88,192,735
Xcel Energy Inc.	393,803	25,553,877

		517,867,811

Electrical Equipment — 0.6%
Eaton Corp. PLC	298,329	24,806,056
Emerson Electric Co.	840,211	56,176,508
Rockwell Automation Inc.	79,654	13,126,979

		94,109,543

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A(c)	251,695	24,288,567
CDW Corp./DE	115,317	14,211,667
Corning Inc.	1,066,644	30,420,687
FLIR Systems Inc.	185,235	9,741,509
IPG Photonics Corp.(a)(c)	48,487	6,574,837
TE Connectivity Ltd.	458,877	42,758,159

		127,995,426

Security	Shares	Value

Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.	886,466	$20,566,011
Halliburton Co.	1,195,745	22,539,793
Helmerich & Payne Inc.	146,837	5,883,759
National Oilwell Varco Inc.	527,009	11,172,591
Schlumberger Ltd.	1,889,148	64,552,187
TechnipFMC PLC	572,324	13,815,901

		138,530,242

Entertainment — 1.5%
Activision Blizzard Inc.	1,047,739	55,446,348
Electronic Arts Inc.(a)	209,333	20,476,954
Viacom Inc., Class B, NVS	486,311	11,686,054
Walt Disney Co. (The)	1,082,682	141,095,118

		228,704,474

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities Inc.	155,478	23,949,831
AvalonBay Communities Inc.	61,400	13,221,262
Boston Properties Inc.	92,416	11,982,659
Crown Castle International Corp.	335,066	46,577,525
Digital Realty Trust Inc.	125,946	16,349,050
Duke Realty Corp.	162,929	5,534,698
Equinix Inc.	46,242	26,672,386
Equity Residential	152,639	13,166,640
Essex Property Trust Inc.	23,318	7,616,825
Extra Space Storage Inc.	59,505	6,951,374
Federal Realty Investment Trust	49,409	6,726,541
Host Hotels & Resorts Inc.	531,488	9,189,428
Iron Mountain Inc.	391,916	12,694,159
Kimco Realty Corp.	575,584	12,018,194
Macerich Co. (The)	151,385	4,782,252
Mid-America Apartment Communities Inc.	68,272	8,876,043
Prologis Inc.	862,106	73,468,673
Realty Income Corp.	118,047	9,051,844
Regency Centers Corp.	126,613	8,798,337
SBA Communications Corp.	64,655	15,591,553
Simon Property Group Inc.	138,635	21,578,538
SL Green Realty Corp.	112,979	9,236,033
UDR Inc.	181,051	8,777,353
Ventas Inc.	508,943	37,168,107
Vornado Realty Trust	105,776	6,734,758
Weyerhaeuser Co.	1,015,856	28,139,211

		444,853,274

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	600,741	173,079,489
Kroger Co. (The)	1,091,140	28,129,589
Sysco Corp.	258,859	20,553,405
Walgreens Boots Alliance Inc.	1,036,283	57,316,813
Walmart Inc.	1,942,609	230,548,836

		509,628,132

Food Products — 1.9%
Archer-Daniels-Midland Co.	760,811	31,246,508
Campbell Soup Co.	231,699	10,871,317
Conagra Brands Inc.	663,266	20,349,001
General Mills Inc.	824,353	45,438,337
Hershey Co. (The)	79,472	12,317,365
JM Smucker Co. (The)	155,230	17,078,405
Kraft Heinz Co. (The)	849,242	23,723,575
Mondelez International Inc., Class A	1,969,941	108,977,136
Tyson Foods Inc., Class A	402,520	34,673,073

		304,674,717

6

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.1%
Atmos Energy Corp.	66,940	$7,623,797

Health Care Equipment & Supplies — 1.3%
Align Technology Inc.(a)(c)	48,531	8,780,229
Baxter International Inc.	397,522	34,771,249
Becton Dickinson and Co.	136,402	34,504,250
Cooper Companies Inc. (The)	38,598	11,463,606
Danaher Corp.	383,732	55,422,413
DENTSPLY SIRONA Inc.	306,940	16,362,971
Hologic Inc.(a)	163,996	8,280,158
Stryker Corp.	179,703	38,869,759

		208,454,635

Health Care Providers & Services — 4.2%
AmerisourceBergen Corp.	207,091	17,049,802
Anthem Inc.	349,440	83,900,544
Cardinal Health Inc.	406,320	19,174,241
Centene Corp.(a)	564,859	24,435,801
Cigna Corp.(a)	221,796	33,666,415
CVS Health Corp.	1,776,446	112,040,449
Henry Schein Inc.(a)(c)	109,538	6,955,663
Laboratory Corp. of America Holdings(a)	133,457	22,420,776
McKesson Corp.	252,573	34,516,626
Quest Diagnostics Inc.	184,523	19,749,497
UnitedHealth Group Inc.	1,294,507	281,322,261
Universal Health Services Inc., Class B	47,803	7,110,696

		662,342,771

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	545,770	23,855,607
Darden Restaurants Inc.	49,453	5,846,334
Marriott International Inc./MD, Class A	224,048	27,864,850
MGM Resorts International	710,935	19,707,118
Norwegian Cruise Line Holdings Ltd.(a)	293,821	15,211,113
Royal Caribbean Cruises Ltd.	234,208	25,371,752
Starbucks Corp.	801,185	70,840,778
Wynn Resorts Ltd.	131,894	14,339,516

		203,037,068

Household Durables — 0.7%
DR Horton Inc.	459,701	24,230,840
Garmin Ltd.	75,428	6,387,997
Leggett & Platt Inc.	180,377	7,384,634
Lennar Corp., Class A(c)	387,832	21,660,417
Mohawk Industries Inc.(a)	81,916	10,163,318
Newell Brands Inc.	244,121	4,569,945
NVR Inc.(a)	1,877	6,977,466
PulteGroup Inc.(c)	352,623	12,888,371
Whirlpool Corp.	86,924	13,765,285

		108,028,273

Household Products — 1.6%
Colgate-Palmolive Co.	503,920	37,043,159
Kimberly-Clark Corp.	216,277	30,722,148
Procter & Gamble Co. (The)	1,504,154	187,086,675

		254,851,982

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	906,804	14,817,177

Industrial Conglomerates — 1.6%
3M Co.	385,049	63,302,055
General Electric Co.	11,920,956	106,573,347

Security	Shares	Value

Industrial Conglomerates (continued)
Honeywell International Inc.	491,415	$83,147,418

		253,022,820

Insurance — 4.3%
Aflac Inc.	1,011,343	52,913,466
Allstate Corp. (The)	449,668	48,869,918
American International Group Inc.	1,188,273	66,186,806
Aon PLC	119,615	23,153,876
Arthur J Gallagher & Co.	84,361	7,556,215
Assurant Inc.	83,503	10,506,347
Chubb Ltd.	622,543	100,503,342
Cincinnati Financial Corp.	107,897	12,588,343
Everest Re Group Ltd.	55,981	14,895,984
Globe Life Inc.(a)	75,073	7,188,991
Hartford Financial Services Group Inc. (The)	493,299	29,898,852
Lincoln National Corp.	273,460	16,495,107
Loews Corp.	356,242	18,339,338
Marsh & McLennan Companies Inc.	255,895	25,602,295
MetLife Inc.	1,087,290	51,276,596
Principal Financial Group Inc.	353,443	20,195,733
Progressive Corp. (The)	375,349	28,995,710
Prudential Financial Inc.	549,121	49,393,434
Travelers Companies Inc. (The)	355,679	52,885,911
Unum Group	285,798	8,493,917
Willis Towers Watson PLC	176,642	34,086,607

		680,026,788

Interactive Media & Services — 0.0%
TripAdvisor Inc.(a)	48,695	1,883,523

Internet & Direct Marketing Retail — 0.6%
Booking Holdings Inc.(a)(c)	30,197	59,264,934
eBay Inc.	667,706	26,027,180
Expedia Group Inc.	73,010	9,813,274

		95,105,388

IT Services — 2.3%
Accenture PLC, Class A	469,972	90,399,114
Cognizant Technology Solutions Corp., Class A	754,416	45,464,880
DXC Technology Co.	359,204	10,596,518
FleetCor Technologies Inc.(a)	47,574	13,643,272
International Business Machines Corp.	1,210,082	175,970,124
Jack Henry & Associates Inc.(c)	55,213	8,059,442
Paychex Inc.	166,971	13,820,190
Western Union Co. (The)	334,079	7,740,610

		365,694,150

Leisure Products — 0.1%
Hasbro Inc.	69,343	8,230,321

Life Sciences Tools & Services — 0.3%
Agilent Technologies Inc.	199,149	15,260,788
IQVIA Holdings Inc.(a)	67,580	10,095,100
Mettler-Toledo International Inc.(a)(c)	12,101	8,523,944
PerkinElmer Inc.(c)	72,491	6,174,059
Waters Corp.(a)	36,455	8,137,850

		48,191,741

Machinery — 2.7%
Caterpillar Inc.	768,481	97,066,835
Cummins Inc.	215,482	35,052,457
Deere & Co.	430,108	72,550,617
Dover Corp.	198,226	19,735,381
Flowserve Corp.	82,450	3,851,240

7

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Fortive Corp.	402,601	$27,602,325
Illinois Tool Works Inc.	241,258	37,754,464
PACCAR Inc.	473,131	33,123,901
Parker-Hannifin Corp.	175,281	31,657,501
Pentair PLC	230,882	8,727,340
Snap-on Inc.	75,839	11,871,837
Stanley Black & Decker Inc.	207,278	29,933,016
Wabtec Corp.	135,111	9,709,076

		418,635,990

Media — 1.9%
CBS Corp., Class B, NVS	445,828	17,998,076
Charter Communications Inc., Class A(a)(c)	125,883	51,878,902
Comcast Corp., Class A	3,345,534	150,816,673
Discovery Inc., Class A(a)(c)	213,541	5,686,597
Discovery Inc., Class C, NVS(a)	476,683	11,735,935
DISH Network Corp., Class A(a)	327,835	11,169,338
Fox Corp., Class A, NVS	261,441	8,244,542
Fox Corp., Class B(a)	119,584	3,771,679
Interpublic Group of Companies Inc. (The)	532,841	11,488,052
News Corp., Class A, NVS	523,178	7,282,638
News Corp., Class B	163,664	2,339,577
Omnicom Group Inc.	296,855	23,243,747

		305,655,756

Metals & Mining — 0.5%
Freeport-McMoRan Inc.	1,087,470	10,407,088
Newmont Goldcorp Corp.	1,119,953	42,468,618
Nucor Corp.	413,783	21,065,692

		73,941,398

Multi-Utilities — 1.8%
CenterPoint Energy Inc.	684,811	20,667,596
CMS Energy Corp.	171,564	10,971,518
Consolidated Edison Inc.	453,700	42,861,039
Dominion Energy Inc.	595,039	48,221,960
DTE Energy Co.	250,385	33,291,190
NiSource Inc.	509,426	15,242,026
Public Service Enterprise Group Inc.	690,687	42,877,849
Sempra Energy	375,030	55,358,178
WEC Energy Group Inc.	223,680	21,271,968

		290,763,324

Multiline Retail — 0.8%
Dollar Tree Inc.(a)	323,224	36,899,252
Kohl’s Corp.	216,775	10,765,046
Macy’s Inc.	243,539	3,784,596
Nordstrom Inc.	72,740	2,449,156
Target Corp.	697,915	74,614,093

		128,512,143

Oil, Gas & Consumable Fuels — 5.7%
Cabot Oil & Gas Corp.	169,889	2,984,950
Chevron Corp.	2,593,189	307,552,215
Cimarex Energy Co.	61,195	2,933,688
Concho Resources Inc.	124,358	8,443,908
EOG Resources Inc.	792,753	58,838,128
Exxon Mobil Corp.	2,543,015	179,562,289
Hess Corp.	160,009	9,677,344
Kinder Morgan Inc./DE	2,659,378	54,809,781
Marathon Petroleum Corp.	899,248	54,629,316
Noble Energy Inc.	653,283	14,672,736
ONEOK Inc.	243,278	17,927,156
Phillips 66	612,696	62,740,070

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	228,315	$28,715,178
Valero Energy Corp.	566,065	48,251,381
Williams Companies Inc. (The)	1,655,591	39,833,519

		891,571,659

Personal Products — 0.2%
Coty Inc., Class A	393,284	4,133,415
Estee Lauder Companies Inc. (The), Class A	96,439	19,186,539

		23,319,954

Pharmaceuticals — 2.5%
Allergan PLC	448,085	75,408,225
Bristol-Myers Squibb Co.	1,094,863	55,520,503
Johnson & Johnson	1,478,063	191,231,791
Mylan NV(a)(c)	703,462	13,914,478
Nektar Therapeutics(a)(c)	237,063	4,318,103
Perrigo Co. PLC	186,925	10,447,238
Zoetis Inc.	293,550	36,573,394

		387,413,732

Professional Services — 0.2%
Equifax Inc.	64,795	9,114,713
Nielsen Holdings PLC	489,374	10,399,198
Robert Half International Inc.	87,055	4,845,481
Verisk Analytics Inc.	68,872	10,891,418

		35,250,810

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	461,107	24,443,282

Road & Rail — 0.2%
JB Hunt Transport Services Inc.	38,308	4,238,780
Kansas City Southern	76,914	10,230,331
Norfolk Southern Corp.	111,541	20,039,456

		34,508,567

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices Inc.	232,097	25,932,198
Applied Materials Inc.	1,261,825	62,965,067
Intel Corp.	1,996,918	102,901,185
KLA Corp.	97,727	15,582,570
Lam Research Corp.	197,428	45,627,585
Maxim Integrated Products Inc.	149,703	8,669,301
Microchip Technology Inc.	158,997	14,772,411
Micron Technology Inc.(a)	1,507,767	64,607,816
NVIDIA Corp.	390,983	68,058,411
Qorvo Inc.(a)(c)	161,052	11,940,395
QUALCOMM Inc.	797,068	60,800,347
Skyworks Solutions Inc.	91,471	7,249,077
Texas Instruments Inc.	433,602	56,038,722

		545,145,085

Software — 0.8%
Cadence Design Systems Inc.(a)	155,909	10,302,467
Oracle Corp.	1,503,692	82,748,171
Symantec Corp.	778,972	18,407,108
Synopsys Inc.(a)	88,822	12,190,819

		123,648,565

Specialty Retail — 2.1%
Advance Auto Parts Inc.(c)	34,129	5,644,937
Best Buy Co. Inc.	316,830	21,858,102
CarMax Inc.(a)(c)	124,088	10,919,744
Gap Inc. (The)	289,106	5,018,880
Home Depot Inc. (The)	807,812	187,428,540

8

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
L Brands Inc.	318,976	$6,248,740
Lowe’s Companies Inc.	569,300	62,600,228
Ross Stores Inc.	214,212	23,531,188
Tiffany & Co.	82,451	7,637,436

		330,887,795

Technology Hardware, Storage & Peripherals — 8.9%
Apple Inc.	5,802,698	1,299,630,271
Hewlett Packard Enterprise Co.	1,782,861	27,046,001
HP Inc.	2,024,256	38,298,924
Seagate Technology PLC	117,099	6,298,755
Western Digital Corp.	405,844	24,204,536
Xerox Holdings Corp.(a)	260,188	7,782,223

		1,403,260,710

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)(c)	208,254	6,905,703
Hanesbrands Inc.	276,564	4,236,960
NIKE Inc., Class B	837,907	78,696,225
PVH Corp.	101,808	8,982,520
Ralph Lauren Corp.	70,143	6,696,552
Tapestry Inc.	125,972	3,281,571
Under Armour Inc., Class A(a)(c)	87,366	1,742,078
Under Armour Inc., Class C, NVS(a)(c)	89,443	1,621,602

		112,163,211

Tobacco — 1.2%
Altria Group Inc.	2,551,771	104,367,434
Philip Morris International Inc.	1,041,366	79,070,920

		183,438,354

Trading Companies & Distributors — 0.0%
United Rentals Inc.(a)(c)	49,039	6,112,221

Water Utilities — 0.1%
American Water Works Co. Inc.	91,303	11,342,572

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	323,816	25,506,986

Total Common Stocks — 99.8% (Cost: $13,920,061,289)		15,710,489,181

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(b)(d)(e)	93,765,485	93,812,367
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(b)(d)	24,875,000	24,875,000

		118,687,367

Total Short-Term Investments — 0.7% (Cost: $118,674,121)		118,687,367

Total Investments in Securities — 100.5% (Cost: $14,038,735,410)		15,829,176,548

Other Assets, Less Liabilities — (0.5)%		(82,376,700)

Net Assets — 100.0%		$15,746,799,848

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

9

Schedule of Investments (unaudited) September 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Axon Enterprise Inc.(a)(b)	489,396	$27,787,905
Curtiss-Wright Corp.	352,913	45,656,355
Teledyne Technologies Inc.(a)	147,225	47,404,977

		120,849,237

Air Freight & Logistics — 0.3%
XPO Logistics Inc.(a)(b)	319,761	22,885,295

Auto Components — 0.6%
Gentex Corp.	1,536,089	42,296,211

Banks — 3.0%
BancorpSouth Bank	371,196	10,991,113
Bank of Hawaii Corp.	157,702	13,551,333
Commerce Bancshares Inc.	522,096	31,665,122
East West Bancorp. Inc.	601,047	26,620,372
First Financial Bankshares Inc.	1,121,666	37,385,128
FNB Corp.	1,234,259	14,231,006
Home BancShares Inc./AR	578,865	10,879,768
Signature Bank/New York NY	271,229	32,335,921
Sterling Bancorp./DE	847,380	16,998,443
UMB Financial Corp.	356,629	23,031,101

		217,689,307

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	75,860	27,619,109

Biotechnology — 0.9%
Exelixis Inc.(a)(b)	1,275,890	22,564,115
Ligand Pharmaceuticals Inc.(a)(b)	157,015	15,629,273
Repligen Corp.(a)(b)	383,042	29,375,491

		67,568,879

Building Products — 1.4%
Lennox International Inc.	291,058	70,718,362
Trex Co. Inc.(a)(b)	313,651	28,520,286

		99,238,648

Capital Markets — 2.5%
Eaton Vance Corp., NVS	569,514	25,588,264
Evercore Inc., Class A	148,189	11,869,939
FactSet Research Systems Inc.(b)	315,962	76,769,287
Federated Investors Inc., Class B	381,091	12,351,159
Interactive Brokers Group Inc., Class A(b)	431,033	23,180,955
SEI Investments Co.	576,266	34,146,642

		183,906,246

Chemicals — 2.6%
Cabot Corp.	267,253	12,111,906
Chemours Co. (The)	1,350,221	20,172,302
Ingevity Corp.(a)(b)	197,055	16,718,146
NewMarket Corp.	40,251	19,002,095
RPM International Inc.	1,070,971	73,693,514
Scotts Miracle-Gro Co. (The)	208,278	21,206,866
Sensient Technologies Corp.	164,274	11,277,410
Valvoline Inc.	652,801	14,381,206

		188,563,445

Commercial Services & Supplies — 1.6%
Brink’s Co. (The)(b)	218,863	18,154,686
Clean Harbors Inc.(a)	246,188	19,005,713
Healthcare Services Group Inc.	337,465	8,197,025
KAR Auction Services Inc.	771,672	18,944,548
MSA Safety Inc.	294,203	32,100,489

Security	Shares	Value

Commercial Services & Supplies (continued)
Tetra Tech Inc.(b)	221,163	$19,188,102

		115,590,563

Communications Equipment — 1.4%
Ciena Corp.(a)(b)	1,281,101	50,257,592
InterDigital Inc.	152,026	7,976,804
Lumentum Holdings Inc.(a)(b)	330,267	17,689,101
Plantronics Inc.	154,414	5,762,730
ViaSat Inc.(a)(b)	237,943	17,921,867

		99,608,094

Construction Materials — 0.2%
Eagle Materials Inc.	177,008	15,932,490

Consumer Finance — 1.0%
FirstCash Inc.	354,838	32,527,999
Green Dot Corp., Class A(a)(b)	393,884	9,945,571
SLM Corp.	3,523,309	31,093,202

		73,566,772

Containers & Packaging — 0.5%
AptarGroup Inc.	290,908	34,458,053
Greif Inc., Class A, NVS	96,936	3,672,905

		38,130,958

Distributors — 0.9%
Pool Corp.	329,722	66,504,927

Diversified Consumer Services — 1.5%
Adtalem Global Education Inc.(a)	453,617	17,278,272
Service Corp. International/U.S.	1,506,146	72,008,840
Sotheby’s(a)	127,092	7,241,702
WW International Inc.(a)(b)	383,518	14,504,651

		111,033,465

Electric Utilities — 1.2%
Hawaiian Electric Industries Inc.	441,012	20,114,557
IDACORP Inc.	237,255	26,731,521
OGE Energy Corp.	925,838	42,014,529

		88,860,607

Electrical Equipment — 0.9%
EnerSys(b)	235,080	15,501,175
Hubbell Inc.	274,117	36,018,974
Regal Beloit Corp.	180,101	13,120,358

		64,640,507

Electronic Equipment, Instruments & Components — 3.9%
Cognex Corp.(b)	690,662	33,932,224
Littelfuse Inc.	203,076	36,007,405
National Instruments Corp.	980,331	41,164,099
Trimble Inc.(a)(b)	2,079,570	80,708,112
Zebra Technologies Corp., Class A(a)(b)	446,952	92,237,484

		284,049,324

Energy Equipment & Services — 0.4%
Apergy Corp.(a)(b)	326,707	8,837,424
Core Laboratories NV	205,363	9,574,023
Transocean Ltd.(a)(b)	2,184,904	9,766,521

		28,177,968

Entertainment — 1.6%
Cinemark Holdings Inc.	396,222	15,310,018
Live Nation Entertainment Inc.(a)	1,148,571	76,196,200
World Wrestling Entertainment Inc., Class A(b)	392,813	27,948,645

		119,454,863

10

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 13.2%
American Campus Communities Inc.	1,134,823	$54,562,290
Brixmor Property Group Inc.	1,205,377	24,457,099
Camden Property Trust	471,827	52,377,515
CoreCivic Inc.	473,188	8,176,689
CoreSite Realty Corp.	182,813	22,275,764
Cousins Properties Inc.	593,947	22,326,468
CyrusOne Inc.	934,869	73,948,138
Douglas Emmett Inc.	707,496	30,302,054
EastGroup Properties Inc.	310,205	38,781,829
EPR Properties	422,766	32,493,795
First Industrial Realty Trust Inc.	679,038	26,862,743
GEO Group Inc. (The)	422,044	7,318,243
Healthcare Realty Trust Inc.	629,797	21,098,199
Highwoods Properties Inc.	411,202	18,479,418
JBG SMITH Properties	682,389	26,756,473
Lamar Advertising Co., Class A	418,855	34,316,790
Liberty Property Trust	716,688	36,787,595
Life Storage Inc.	385,289	40,613,313
Mack-Cali Realty Corp.	486,328	10,533,864
Medical Properties Trust Inc.	3,685,998	72,098,121
National Retail Properties Inc.	1,417,575	79,951,230
Omega Healthcare Investors Inc.	1,788,551	74,743,546
Park Hotels & Resorts Inc.	1,108,822	27,687,285
Pebblebrook Hotel Trust	507,091	14,107,272
PS Business Parks Inc.	94,270	17,152,426
Rayonier Inc.	631,673	17,813,179
Spirit Realty Capital Inc.	424,203	20,302,356
Tanger Factory Outlet Centers Inc.(b)	322,313	4,989,405
Taubman Centers Inc.	298,265	12,178,160
Uniti Group Inc.	1,595,196	12,386,697
Urban Edge Properties	475,964	9,419,328
Weingarten Realty Investors	589,376	17,168,523

		962,465,807

Food Products — 1.4%
Flowers Foods Inc.	794,851	18,384,903
Lancaster Colony Corp.	163,483	22,666,918
Post Holdings Inc.(a)(b)	567,263	60,039,116
Tootsie Roll Industries Inc.(b)	138,399	5,140,139

		106,231,076

Gas Utilities — 2.2%
National Fuel Gas Co.	712,888	33,448,705
ONE Gas Inc.	226,484	21,767,377
Spire Inc.	184,641	16,108,081
UGI Corp.	1,725,831	86,757,524

		158,081,687

Health Care Equipment & Supplies — 7.8%
Avanos Medical Inc.(a)(b)	394,044	14,760,888
Cantel Medical Corp.(b)	142,668	10,671,566
Globus Medical Inc., Class A(a)(b)	633,039	32,360,954
Haemonetics Corp.(a)	419,317	52,892,646
Hill-Rom Holdings Inc.	551,835	58,069,597
ICU Medical Inc.(a)(b)	158,736	25,334,266
Integra LifeSciences Holdings Corp.(a)(b)	586,343	35,221,624
LivaNova PLC(a)(b)	399,676	29,492,092
Masimo Corp.(a)	405,193	60,288,667
NuVasive Inc.(a)	429,855	27,244,210
Penumbra Inc.(a)(b)	264,372	35,555,390
STERIS PLC	699,442	101,062,375

Security	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Inc.(b)	609,104	$86,383,129

		569,337,404

Health Care Providers & Services — 3.3%
Amedisys Inc.(a)(b)	265,738	34,814,335
Chemed Corp.(b)	131,502	54,911,290
Covetrus Inc.(a)(b)	359,653	4,276,274
Encompass Health Corp.	814,723	51,555,672
HealthEquity Inc.(a)(b)	583,269	33,330,907
Molina Healthcare Inc.(a)	517,939	56,828,267
Tenet Healthcare Corp.(a)(b)	385,085	8,518,080

		244,234,825

Health Care Technology — 0.4%
Medidata Solutions Inc.(a)(b)	308,534	28,230,861

Hotels, Restaurants & Leisure — 5.2%
Brinker International Inc.	309,718	13,215,667
Cheesecake Factory Inc. (The)	170,248	7,095,937
Churchill Downs Inc.	294,290	36,331,572
Cracker Barrel Old Country Store Inc.	109,221	17,764,796
Domino’s Pizza Inc.	340,549	83,294,880
Dunkin’ Brands Group Inc.	403,071	31,987,715
Eldorado Resorts Inc.(a)(b)	539,530	21,511,061
International Speedway Corp., Class A	93,940	4,228,239
Jack in the Box Inc.	134,369	12,243,703
Papa John’s International Inc.	91,760	4,803,636
Penn National Gaming Inc.(a)(b)	522,045	9,723,088
Scientific Games Corp./DE, Class A(a)(b)	446,361	9,083,446
Six Flags Entertainment Corp.	304,531	15,467,130
Texas Roadhouse Inc.	351,094	18,439,457
Wendy’s Co. (The)	1,523,667	30,442,867
Wyndham Destinations Inc.	495,110	22,784,962
Wyndham Hotels & Resorts Inc.	796,437	41,207,650

		379,625,806

Household Durables — 0.7%
Helen of Troy Ltd.(a)(b)	207,362	32,692,693
Tempur Sealy International Inc.(a)	212,950	16,439,740

		49,132,433

Household Products — 0.2%
Energizer Holdings Inc.	269,911	11,762,721

Industrial Conglomerates — 0.6%
Carlisle Companies Inc.	299,211	43,547,169

Insurance — 2.6%
Brown & Brown Inc.	1,928,165	69,529,630
Genworth Financial Inc., Class A(a)	1,874,740	8,248,856
Hanover Insurance Group Inc. (The)	137,207	18,597,037
Kemper Corp.	222,397	17,335,846
Mercury General Corp.	102,358	5,719,765
Primerica Inc.	345,901	44,008,984
Selective Insurance Group Inc.	318,724	23,964,858

		187,404,976

Interactive Media & Services — 0.2%
Yelp Inc.(a)	533,834	18,550,732

Internet & Direct Marketing Retail — 1.1%
Etsy Inc.(a)(b)	785,968	44,407,192
GrubHub Inc.(a)(b)	596,053	33,504,139

		77,911,331

11

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 3.2%
CoreLogic Inc.(a)(b)	661,838	$30,623,244
KBR Inc.	549,488	13,484,436
LiveRamp Holdings Inc.(a)	558,648	23,999,518
MAXIMUS Inc.	527,024	40,717,874
Sabre Corp.	2,260,329	50,620,068
WEX Inc.(a)(b)	357,414	72,222,647

		231,667,787

Leisure Products — 0.2%
Mattel Inc.(a)(b)	1,398,373	15,927,469

Life Sciences Tools & Services — 3.0%
Bio-Rad Laboratories Inc., Class A(a)	177,517	59,067,007
Bio-Techne Corp.(b)	314,376	61,513,952
Charles River Laboratories International Inc.(a)	225,738	29,880,939
PRA Health Sciences Inc.(a)	518,633	51,463,953
Syneos Health Inc.(a)(b)	297,435	15,826,516

		217,752,367

Machinery — 4.1%
Crane Co.	248,302	20,020,590
Donaldson Co. Inc.	684,621	35,655,062
Graco Inc.	812,823	37,422,371
ITT Inc.	726,805	44,473,198
Kennametal Inc.	681,066	20,935,969
Lincoln Electric Holdings Inc.	270,428	23,462,333
Nordson Corp.(b)	181,713	26,577,343
Toro Co. (The)	537,069	39,367,158
Woodward Inc.(b)	464,823	50,121,864

		298,035,888

Marine — 0.2%
Kirby Corp.(a)(b)	222,633	18,291,527

Media — 1.2%
AMC Networks Inc., Class A(a)	179,049	8,802,049
Cable One Inc.	25,712	32,260,846
John Wiley & Sons Inc., Class A	232,808	10,229,584
New York Times Co. (The), Class A(b)	1,187,087	33,808,238

		85,100,717

Metals & Mining — 0.9%
Allegheny Technologies Inc.(a)(b)	1,041,305	21,086,426
Royal Gold Inc.	346,540	42,697,194

		63,783,620

Multi-Utilities — 0.8%
Black Hills Corp.	504,328	38,697,087
NorthWestern Corp.	241,637	18,134,857

		56,831,944

Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	451,664	26,485,577

Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Corp.(b)	530,150	3,923,110
Chesapeake Energy Corp.(a)(b)	4,584,400	6,464,004
CNX Resources Corp.(a)(b)	1,549,110	11,246,539
Equitrans Midstream Corp.	1,685,064	24,517,681
Matador Resources Co.(a)(b)	579,986	9,587,168
Murphy Oil Corp.	1,273,052	28,147,180
PBF Energy Inc., Class A	387,387	10,533,052
Southwestern Energy Co.(a)(b)	2,042,777	3,942,560

		98,361,294

Security	Shares	Value

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	439,003	$10,790,694

Personal Products — 0.1%
Edgewell Personal Care Co.(a)	220,012	7,148,190

Pharmaceuticals — 0.4%
Catalent Inc.(a)(b)	687,439	32,763,343

Professional Services — 0.8%
ASGN Inc.(a)(b)	436,909	27,464,100
Insperity Inc.	319,751	31,533,843

		58,997,943

Road & Rail — 1.5%
Genesee & Wyoming Inc., Class A(a)	233,775	25,834,475
Landstar System Inc.(b)	209,478	23,583,033
Old Dominion Freight Line Inc.(b)	354,179	60,199,805

		109,617,313

Semiconductors & Semiconductor Equipment — 4.9%
Cree Inc.(a)(b)	883,530	43,292,970
Cypress Semiconductor Corp.	3,050,226	71,192,275
Monolithic Power Systems Inc.	332,157	51,693,594
Semtech Corp.(a)(b)	549,481	26,710,271
Silicon Laboratories Inc.(a)(b)	357,984	39,861,518
Synaptics Inc.(a)(b)	151,196	6,040,280
Teradyne Inc.(b)	870,237	50,395,425
Universal Display Corp.(b)	231,104	38,802,362
Versum Materials Inc.(b)	622,544	32,951,254

		360,939,949

Software — 5.4%
ACI Worldwide Inc.(a)(b)	963,958	30,195,984
Blackbaud Inc.(b)	251,799	22,747,522
CDK Global Inc.	410,410	19,736,617
CommVault Systems Inc.(a)	343,296	15,348,764
Fair Isaac Corp.(a)(b)	238,664	72,439,297
j2 Global Inc.	383,812	34,857,806
Manhattan Associates Inc.(a)(b)	366,576	29,571,686
PTC Inc.(a)(b)	856,152	58,372,443
Teradata Corp.(a)(b)	942,368	29,213,408
Tyler Technologies Inc.(a)(b)	318,663	83,649,038

		396,132,565

Specialty Retail — 2.0%
Aaron’s Inc.(b)	295,677	19,000,204
Five Below Inc.(a)(b)	459,762	57,975,988
Foot Locker Inc.	443,958	19,161,227
Sally Beauty Holdings Inc.(a)(b)	627,974	9,350,533
Urban Outfitters Inc.(a)(b)	582,557	16,364,026
Williams-Sonoma Inc.	335,863	22,831,967

		144,683,945

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	188,448	17,188,342
Deckers Outdoor Corp.(a)(b)	238,532	35,150,076

		52,338,418

Thrifts & Mortgage Finance — 0.3%
LendingTree Inc.(a)(b)	63,294	19,648,356

Trading Companies & Distributors — 0.4%
GATX Corp.	129,802	10,063,549
MSC Industrial Direct Co. Inc., Class A	197,016	14,289,570
NOW Inc.(a)(b)	401,644	4,606,857

		28,959,976

12

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.5%
Aqua America Inc.	819,781	$36,750,782

Total Common Stocks — 99.8% (Cost: $6,091,013,279)		7,283,693,407

Short-Term Investments

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	512,280,557	512,536,697
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	10,324,000	10,324,000

		522,860,697

Total Short-Term Investments — 7.1% (Cost: $522,717,907) 522,860,697

Total Investments in Securities — 106.9% (Cost: $6,613,731,186) 7,806,554,104

Other Assets, Less Liabilities — (6.9)%		(505,796,585)

Net Assets — 100.0%		$7,300,757,519

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

13

Schedule of Investments (unaudited) September 30, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Teledyne Technologies Inc.(a)(b)	137,936	$44,414,013

Air Freight & Logistics — 0.5%
XPO Logistics Inc.(a)(b)	397,489	28,448,288

Airlines — 0.6%
JetBlue Airways Corp.(a)(b)	2,202,619	36,893,868

Auto Components — 1.5%
Adient PLC	646,957	14,854,133
Dana Inc.	1,069,739	15,447,031
Delphi Technologies PLC	647,633	8,678,282
Gentex Corp.	511,135	14,074,102
Goodyear Tire & Rubber Co. (The)	1,728,695	24,901,852
Visteon Corp.(a)(b)	207,820	17,153,463

		95,108,863

Automobiles — 0.4%
Thor Industries Inc.	409,370	23,186,717

Banks — 11.0%
Associated Banc-Corp.	1,205,643	24,414,271
BancorpSouth Bank	361,966	10,717,813
Bank of Hawaii Corp.	160,700	13,808,951
Bank OZK	898,728	24,508,313
Cathay General Bancorp	563,742	19,581,578
Commerce Bancshares Inc.	264,352	16,032,949
Cullen/Frost Bankers Inc.	423,897	37,536,079
East West Bancorp. Inc.	541,040	23,962,662
First Horizon National Corp.	2,323,141	37,634,884
FNB Corp.	1,303,837	15,033,241
Fulton Financial Corp.	1,236,147	20,000,858
Hancock Whitney Corp.	674,398	25,826,071
Home BancShares Inc./AR	639,314	12,015,907
International Bancshares Corp.	429,563	16,589,723
PacWest Bancorp	878,811	31,935,992
Pinnacle Financial Partners Inc.	537,765	30,518,164
Prosperity Bancshares Inc.	513,380	36,260,029
Signature Bank/New York NY	162,767	19,405,082
Sterling Bancorp./DE	762,623	15,298,217
Synovus Financial Corp.	1,147,303	41,027,555
TCF Financial Corp.	1,141,081	43,440,954
Texas Capital Bancshares Inc.(a)(b)	373,974	20,437,679
Trustmark Corp.	478,793	16,331,629
Umpqua Holdings Corp.	1,637,086	26,946,436
United Bankshares Inc./WV	757,375	28,681,791
Valley National Bancorp	2,466,740	26,813,464
Webster Financial Corp.	685,170	32,113,918
Wintrust Financial Corp.	421,459	27,238,895

		694,113,105

Biotechnology — 0.7%
Exelixis Inc.(a)	1,103,469	19,514,849
United Therapeutics Corp.(a)(b)	326,006	25,998,979

		45,513,828

Building Products — 1.2%
Owens Corning	808,822	51,117,550
Resideo Technologies Inc.(a)(b)	916,349	13,149,608
Trex Co. Inc.(a)(b)	152,617	13,877,464

		78,144,622

Security	Shares	Value

Capital Markets — 2.4%
Eaton Vance Corp., NVS	327,635	$14,720,640
Evercore Inc., Class A	163,669	13,109,887
Federated Investors Inc., Class B	371,631	12,044,561
Interactive Brokers Group Inc., Class A	182,588	9,819,583
Janus Henderson Group PLC	1,182,595	26,561,084
Legg Mason Inc.	606,238	23,152,229
SEI Investments Co.	424,418	25,148,889
Stifel Financial Corp.	517,327	29,684,223

		154,241,096

Chemicals — 2.5%
Ashland Global Holdings Inc.	449,955	34,669,033
Cabot Corp.	189,020	8,566,386
Ingevity Corp.(a)(b)	133,814	11,352,780
Minerals Technologies Inc.	261,689	13,893,069
NewMarket Corp.	18,665	8,811,560
Olin Corp.	1,221,486	22,866,218
PolyOne Corp.	571,503	18,659,573
Scotts Miracle-Gro Co. (The)	105,869	10,779,582
Sensient Technologies Corp.	167,397	11,491,804
Valvoline Inc.	811,485	17,877,014

		158,967,019

Commercial Services & Supplies — 2.2%
Brink’s Co. (The)(b)	174,633	14,485,807
Clean Harbors Inc.(a)	161,098	12,436,766
Deluxe Corp.	319,060	15,684,990
Healthcare Services Group Inc.	248,914	6,046,121
Herman Miller Inc.	439,041	20,235,400
HNI Corp.	319,993	11,359,751
KAR Auction Services Inc.	297,699	7,308,510
Stericycle Inc.(a)(b)	677,446	34,502,325
Tetra Tech Inc.(b)	207,209	17,977,453

		140,037,123

Communications Equipment — 0.8%
InterDigital Inc.	94,881	4,978,406
Lumentum Holdings Inc.(a)(b)	274,348	14,694,079
NetScout Systems Inc.(a)(b)	498,239	11,489,391
Plantronics Inc.	102,216	3,814,701
ViaSat Inc.(a)(b)	214,187	16,132,565

		51,109,142

Construction & Engineering — 2.8%
AECOM(a)(b)	1,172,633	44,044,095
Dycom Industries Inc.(a)(b)	234,137	11,952,694
EMCOR Group Inc.(b)	417,340	35,941,321
Fluor Corp.	1,040,298	19,900,901
Granite Construction Inc.	348,235	11,188,791
MasTec Inc.(a)(b)	448,198	29,101,496
Valmont Industries Inc.	160,832	22,265,582

		174,394,880

Construction Materials — 0.2%
Eagle Materials Inc.	153,681	13,832,827

Consumer Finance — 0.3%
Navient Corp.	1,507,990	19,302,272

Containers & Packaging — 1.6%
AptarGroup Inc.	214,253	25,378,268
Greif Inc., Class A, NVS	107,786	4,084,012
Owens-Illinois Inc.	1,160,237	11,915,634
Silgan Holdings Inc.	578,582	17,377,710

14

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Sonoco Products Co.	744,030	$43,309,986

		102,065,610

Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	32,348	21,461,281
Sotheby’s(a)	128,572	7,326,032

		28,787,313

Diversified Financial Services — 0.5%
Jefferies Financial Group Inc.	1,873,531	34,472,970

Electric Utilities — 2.1%
ALLETE Inc.	384,040	33,568,936
Hawaiian Electric Industries Inc.	413,186	18,845,413
IDACORP Inc.	161,112	18,152,489
OGE Energy Corp.	654,818	29,715,641
PNM Resources Inc.	592,194	30,841,464

		131,123,943

Electrical Equipment — 1.6%
Acuity Brands Inc.(b)	296,632	39,983,027
EnerSys	104,191	6,870,355
Hubbell Inc.	157,758	20,729,401
nVent Electric PLC	1,156,707	25,493,822
Regal Beloit Corp.	150,229	10,944,183

		104,020,788

Electronic Equipment, Instruments & Components — 4.6%
Arrow Electronics Inc.(a)	618,110	46,098,644
Avnet Inc.	770,371	34,269,954
Belden Inc.(b)	287,124	15,315,194
Cognex Corp.(b)	647,084	31,791,237
Coherent Inc.(a)(b)	178,296	27,407,661
II-VI Inc.(a)	644,138	22,680,099
Jabil Inc.	1,034,622	37,008,429
SYNNEX Corp.	303,777	34,296,423
Tech Data Corp.(a)(b)	264,686	27,590,869
Vishay Intertechnology Inc.	983,951	16,658,290

		293,116,800

Energy Equipment & Services — 0.8%
Apergy Corp.(a)(b)	283,276	7,662,616
Core Laboratories NV	145,121	6,765,541
Oceaneering International Inc.(a)(b)	735,502	9,966,052
Patterson-UTI Energy Inc.	1,512,137	12,928,771
Transocean Ltd.(a)(b)	2,317,767	10,360,419

		47,683,399

Entertainment — 0.3%
Cinemark Holdings Inc.	435,923	16,844,065

Equity Real Estate Investment Trusts (REITs) — 8.7%
Alexander & Baldwin Inc.	506,821	12,422,183
Brixmor Property Group Inc.	1,129,323	22,913,964
Camden Property Trust	295,146	32,764,157
CoreCivic Inc.	462,208	7,986,954
CoreSite Realty Corp.	110,133	13,419,706
Corporate Office Properties Trust	832,301	24,785,924
Cousins Properties Inc.	556,471	20,917,745
Douglas Emmett Inc.	587,873	25,178,601
EPR Properties	195,994	15,064,099
First Industrial Realty Trust Inc.	330,408	13,070,940
GEO Group Inc. (The)	524,872	9,101,280
Healthcare Realty Trust Inc.	395,489	13,248,881
Highwoods Properties Inc.	400,995	18,020,715

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
JBG SMITH Properties	263,255	$10,322,229
Kilroy Realty Corp.	690,629	53,793,093
Lamar Advertising Co., Class A	262,009	21,466,397
Liberty Property Trust	527,839	27,093,976
Mack-Cali Realty Corp.	236,544	5,123,543
Park Hotels & Resorts Inc.	784,237	19,582,398
Pebblebrook Hotel Trust	514,475	14,312,694
PotlatchDeltic Corp.	499,507	20,522,245
PS Business Parks Inc.	64,264	11,692,835
Rayonier Inc.	395,135	11,142,807
Sabra Health Care REIT Inc.	1,408,963	32,349,790
Senior Housing Properties Trust	1,767,481	16,358,037
Service Properties Trust	1,227,348	31,653,305
Spirit Realty Capital Inc.	289,180	13,840,155
Tanger Factory Outlet Centers Inc.	406,883	6,298,549
Taubman Centers Inc.	187,299	7,647,418
Urban Edge Properties	427,906	8,468,260
Weingarten Realty Investors	370,106	10,781,188

		551,344,068

Food & Staples Retailing — 1.0%
Casey’s General Stores Inc.(b)	273,354	44,053,730
Sprouts Farmers Market Inc.(a)(b)	878,120	16,982,841

		61,036,571

Food Products — 2.0%
Flowers Foods Inc.	715,495	16,549,399
Hain Celestial Group Inc. (The)(a)(b)	596,614	12,812,286
Ingredion Inc.	496,102	40,551,377
Pilgrim’s Pride Corp.(a)(b)	389,235	12,473,036
Sanderson Farms Inc.	146,581	22,182,103
TreeHouse Foods Inc.(a)(b)	417,830	23,168,673

		127,736,874

Gas Utilities — 1.6%
New Jersey Resources Corp.	668,963	30,250,507
ONE Gas Inc.	188,190	18,086,941
Southwest Gas Holdings Inc.	403,876	36,768,871
Spire Inc.	211,536	18,454,400

		103,560,719

Health Care Equipment & Supplies — 0.2%
Cantel Medical Corp.(b)	145,381	10,874,499

Health Care Providers & Services — 1.0%
Acadia Healthcare Co. Inc.(a)(b)	658,146	20,455,178
Covetrus Inc.(a)(b)	398,363	4,736,536
MEDNAX Inc.(a)(b)	625,750	14,154,465
Patterson Companies Inc.	639,350	11,393,217
Tenet Healthcare Corp.(a)(b)	423,000	9,356,760

		60,096,156

Health Care Technology — 0.5%
Allscripts Healthcare Solutions Inc.(a)(b)	1,243,798	13,656,902
Medidata Solutions Inc.(a)(b)	185,154	16,941,591

		30,598,493

Hotels, Restaurants & Leisure — 3.0%
Boyd Gaming Corp.	594,740	14,244,023
Caesars Entertainment Corp.(a)(b)	4,131,905	48,178,012
Cheesecake Factory Inc. (The)	152,637	6,361,910
Cracker Barrel Old Country Store Inc.	80,752	13,134,313
Dunkin’ Brands Group Inc.	252,136	20,009,513
International Speedway Corp., Class A	92,545	4,165,451
Jack in the Box Inc.	71,036	6,472,800

15

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	288,008	$29,840,509
Papa John’s International Inc.	80,592	4,218,991
Penn National Gaming Inc.(a)(b)	339,811	6,328,980
Six Flags Entertainment Corp.	309,109	15,699,646
Texas Roadhouse Inc.	170,833	8,972,149
Wyndham Destinations Inc.	239,981	11,043,926

		188,670,223

Household Durables — 1.4%
KB Home	635,779	21,616,486
Tempur Sealy International Inc.(a)	151,197	11,672,409
Toll Brothers Inc.	960,507	39,428,812
TRI Pointe Group Inc.(a)(b)	1,057,507	15,904,905

		88,622,612

Household Products — 0.2%
Energizer Holdings Inc.	234,341	10,212,581
Spectrum Brands Holdings Inc.	46,838	2,469,314

		12,681,895

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	151,503	22,049,747

Insurance — 9.2%
Alleghany Corp.(a)	107,281	85,584,491
American Financial Group Inc./OH	533,851	57,575,830
Brighthouse Financial Inc.(a)(b)	828,286	33,520,734
CNO Financial Group Inc.	1,159,742	18,358,716
First American Financial Corp.	833,408	49,179,406
Genworth Financial Inc., Class A(a)	2,058,059	9,055,460
Hanover Insurance Group Inc. (The)	170,559	23,117,567
Kemper Corp.	265,373	20,685,825
Mercury General Corp.	108,894	6,084,997
Old Republic International Corp.	2,118,920	49,942,944
Reinsurance Group of America Inc.	466,601	74,600,168
RenaissanceRe Holdings Ltd.	328,326	63,514,665
Selective Insurance Group Inc.	154,487	11,615,878
WR Berkley Corp.	1,075,850	77,708,645

		580,545,326

Internet & Direct Marketing Retail — 0.3%
Etsy Inc.(a)(b)	188,069	10,625,899
GrubHub Inc.(a)(b)	142,626	8,017,007

		18,642,906

IT Services — 1.8%
CACI International Inc., Class A(a)(b)	184,987	42,780,094
KBR Inc.	557,443	13,679,651
Perspecta Inc.	1,025,618	26,789,142
Science Applications International Corp.	364,635	31,850,867

		115,099,754

Leisure Products — 1.4%
Brunswick Corp./DE	637,321	33,217,170
Mattel Inc.(a)(b)	1,309,545	14,915,718
Polaris Inc.	427,158	37,594,176

		85,727,064

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International Inc.(a)	159,658	21,133,929
Syneos Health Inc.(a)(b)	194,632	10,356,369

		31,490,298

Machinery — 4.2%
AGCO Corp.(b)	470,454	35,613,368
Colfax Corp.(a)(b)	621,111	18,049,486

Security	Shares	Value

Machinery (continued)
Crane Co.	155,322	$12,523,613
Donaldson Co. Inc.	331,838	17,282,123
Graco Inc.	508,451	23,409,084
Lincoln Electric Holdings Inc.	215,871	18,728,968
Nordson Corp.(b)	216,827	31,713,117
Oshkosh Corp.	508,488	38,543,390
Terex Corp.	488,882	12,696,265
Timken Co. (The)	508,806	22,138,149
Toro Co. (The)	309,091	22,656,370
Trinity Industries Inc.	760,229	14,961,307

		268,315,240

Marine — 0.3%
Kirby Corp.(a)(b)	244,940	20,124,270

Media — 1.1%
AMC Networks Inc., Class A(a)(b)	167,435	8,231,104
Cable One Inc.	14,186	17,799,174
John Wiley & Sons Inc., Class A	117,856	5,178,593
Meredith Corp.	297,903	10,921,124
TEGNA Inc.	1,610,730	25,014,637

		67,144,632

Metals & Mining — 3.0%
Carpenter Technology Corp.	354,362	18,306,341
Commercial Metals Co.	876,496	15,233,501
Compass Minerals International Inc.	252,890	14,285,756
Reliance Steel & Aluminum Co.	495,552	49,386,712
Royal Gold Inc.	175,468	21,619,412
Steel Dynamics Inc.	1,632,729	48,655,324
U.S. Steel Corp.	1,274,323	14,718,431
Worthington Industries Inc.	275,533	9,932,965

		192,138,442

Multi-Utilities — 0.8%
MDU Resources Group Inc.	1,479,919	41,718,917
NorthWestern Corp.	157,509	11,821,050

		53,539,967

Multiline Retail — 0.1%
Dillard’s Inc., Class A(b)	75,872	5,015,898

Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp.(b)	1,441,333	10,665,864
Chesapeake Energy Corp.(a)(b)	4,313,383	6,081,870
EQT Corp.	1,899,526	20,210,957
Matador Resources Co.(a)(b)	296,025	4,893,293
Oasis Petroleum Inc.(a)	2,153,676	7,451,719
PBF Energy Inc., Class A	409,135	11,124,381
Southwestern Energy Co.(a)(b)	2,192,596	4,231,710
World Fuel Services Corp.	486,087	19,414,315
WPX Energy Inc.(a)(b)	3,140,327	33,256,063

		117,330,172

Paper & Forest Products — 0.5%
Domtar Corp.	465,239	16,660,208
Louisiana-Pacific Corp.	525,867	12,925,811

		29,586,019

Personal Products — 0.4%
Edgewell Personal Care Co.(a)	205,359	6,672,114
Nu Skin Enterprises Inc., Class A	412,968	17,563,529

		24,235,643

Pharmaceuticals — 0.6%
Catalent Inc.(a)	466,819	22,248,594

16

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Prestige Consumer Healthcare Inc.(a)(b)	374,906	$13,005,489

		35,254,083

Professional Services — 0.6%
ManpowerGroup Inc.	444,885	37,477,112

Real Estate Management & Development — 0.8%
Jones Lang LaSalle Inc.	383,044	53,266,099

Road & Rail — 2.2%
Avis Budget Group Inc.(a)(b)	436,649	12,339,701
Genesee & Wyoming Inc., Class A(a)	210,436	23,255,282
Knight-Swift Transportation Holdings Inc.(b)	912,733	33,132,208
Landstar System Inc.(b)	106,068	11,941,135
Old Dominion Freight Line Inc.(b)	157,030	26,690,389
Ryder System Inc.	396,523	20,527,996
Werner Enterprises Inc.	329,239	11,622,137

		139,508,848

Semiconductors & Semiconductor Equipment — 2.5%
Cirrus Logic Inc.(a)(b)	432,254	23,160,169
First Solar Inc.(a)(b)	564,168	32,727,386
MKS Instruments Inc.(b)	405,073	37,380,137
Synaptics Inc.(a)(b)	108,597	4,338,450
Teradyne Inc.	480,121	27,803,807
Universal Display Corp.	107,167	17,993,339
Versum Materials Inc.	252,746	13,377,846

		156,781,134

Software — 1.2%
Blackbaud Inc.(b)	139,459	12,598,726
CDK Global Inc.	531,627	25,565,942
LogMeIn Inc.	367,536	26,080,355
Manhattan Associates Inc.(a)(b)	148,251	11,959,408

		76,204,431

Specialty Retail — 2.3%
Aaron’s Inc.	235,918	15,160,091
American Eagle Outfitters Inc.	1,180,798	19,152,544
AutoNation Inc.(a)(b)	437,075	22,159,702
Bed Bath & Beyond Inc.(b)	949,945	10,107,415
Dick’s Sporting Goods Inc.	489,849	19,990,738
Foot Locker Inc.	415,946	17,952,229
Murphy USA Inc.(a)(b)	223,422	19,057,897
Sally Beauty Holdings Inc.(a)(b)	334,479	4,980,392
Williams-Sonoma Inc.	279,075	18,971,518

		147,532,526

Technology Hardware, Storage & Peripherals — 0.5%
NCR Corp.(a)(b)	946,832	29,882,018

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	162,899	14,858,018
Skechers U.S.A. Inc., Class A(a)(b)	994,382	37,140,167

		51,998,185

Thrifts & Mortgage Finance — 1.0%
New York Community Bancorp. Inc.	3,474,637	43,606,694
Washington Federal Inc.	590,313	21,835,678

		65,442,372

Trading Companies & Distributors — 1.1%
GATX Corp.	149,208	11,568,096
MSC Industrial Direct Co. Inc., Class A	157,879	11,450,964
NOW Inc.(a)(b)	446,597	5,122,467

Security	Shares	Value

Trading Companies & Distributors (continued)
Watsco Inc.	242,471	$41,021,244

		69,162,771

Water Utilities — 0.6%
Aqua America Inc.	866,273	38,835,019

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems Inc.	725,386	18,714,959

Total Common Stocks — 99.8% (Cost: $5,724,195,001)		6,302,089,596

Short-Term Investments

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	445,540,547	445,763,317
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	8,569,000	8,569,000

		454,332,317

Total Short-Term Investments — 7.2% (Cost: $454,209,639)		454,332,317

Total Investments in Securities — 107.0% (Cost: $6,178,404,640)		6,756,421,913

Other Assets, Less Liabilities — (7.0)%		(440,006,299)

Net Assets — 100.0%		$6,316,415,614

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

17

Schedule of Investments (unaudited) September 30, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
AAR Corp.	224,248	$9,241,260
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,028,972	51,973,376
AeroVironment Inc.(a)(b)	307,723	16,481,644
Cubic Corp.(b)	235,792	16,606,830
Mercury Systems Inc.(a)(b)	473,107	38,402,095
National Presto Industries Inc.(b)	71,753	6,392,475
Park Aerospace Corp.	144,185	2,531,889
Triumph Group Inc.(b)	298,383	6,827,003

		148,456,572

Air Freight & Logistics — 0.5%
Forward Air Corp.	258,024	16,441,289
Hub Group Inc., Class A(a)(b)	209,370	9,735,705

		26,176,994

Airlines — 0.7%
Allegiant Travel Co.	188,029	28,140,420
Hawaiian Holdings Inc.	302,820	7,952,053

		36,092,473

Auto Components — 1.7%
Dorman Products Inc.(a)(b)	414,812	32,994,146
Fox Factory Holding Corp.(a)(b)	546,245	33,998,289
Gentherm Inc.(a)(b)	324,854	13,346,627
Standard Motor Products Inc.	142,806	6,933,231

		87,272,293

Banks — 8.3%
Brookline Bancorp. Inc.	598,391	8,814,299
Cadence BanCorp.	658,659	11,552,879
Central Pacific Financial Corp.	212,705	6,040,822
City Holding Co.	233,949	17,838,611
Community Bank System Inc.	732,707	45,200,695
CVB Financial Corp.	882,016	18,407,674
First BanCorp./Puerto Rico	1,578,630	15,754,727
First Midwest Bancorp. Inc.	866,699	16,883,297
Glacier Bancorp. Inc.	1,216,629	49,224,809
Great Western Bancorp. Inc.	371,902	12,272,766
Heritage Financial Corp./WA	283,514	7,643,538
Independent Bank Corp.	488,326	36,453,536
LegacyTexas Financial Group Inc.	687,621	29,932,142
National Bank Holdings Corp., Class A	244,545	8,360,994
OFG Bancorp	328,590	7,196,121
Old National Bancorp./IN	2,373,478	40,835,689
Preferred Bank/Los Angeles CA	89,209	4,672,767
S&T Bancorp. Inc.	268,018	9,790,698
Seacoast Banking Corp. of Florida(a)(b)	734,054	18,578,907
ServisFirst Bancshares Inc.	282,674	9,370,643
Tompkins Financial Corp.	83,784	6,797,396
Triumph Bancorp. Inc.(a)(b)	343,308	10,948,092
Veritex Holdings Inc.	457,914	11,111,283
Westamerica Bancorp	383,646	23,855,108

		427,537,493

Beverages — 0.2%
MGP Ingredients Inc.(b)	120,201	5,971,585
National Beverage Corp.	94,130	4,175,607

		10,147,192

Biotechnology — 4.7%
Acorda Therapeutics Inc.(a)(b)	315,344	905,037
Arrowhead Pharmaceuticals Inc.(a)(b)	1,354,786	38,177,870
Cytokinetics Inc.(a)(b)	456,245	5,192,068

Security	Shares	Value

Biotechnology (continued)
Eagle Pharmaceuticals Inc./DE(a)(b)	144,013	$8,146,815
Emergent BioSolutions Inc.(a)(b)	381,100	19,923,908
Enanta Pharmaceuticals Inc.(a)(b)	227,636	13,676,371
Genomic Health Inc.(a)(b)	234,166	15,881,138
Medicines Co. (The)(a)(b)	786,800	39,340,000
Momenta Pharmaceuticals Inc.(a)(b)	929,140	12,041,654
Myriad Genetics Inc.(a)(b)	557,750	15,968,383
Progenics Pharmaceuticals Inc.(a)(b)	1,241,204	6,274,286
REGENXBIO Inc.(a)(b)	446,061	15,879,772
Spectrum Pharmaceuticals Inc.(a)(b)	1,607,635	13,335,332
Vanda Pharmaceuticals Inc.(a)(b)	756,051	10,040,357
Xencor Inc.(a)(b)	700,853	23,639,772

		238,422,763

Building Products — 1.2%
AAON Inc.(b)	376,265	17,285,614
Gibraltar Industries Inc.(a)(b)	283,318	13,015,629
Insteel Industries Inc.	143,580	2,947,698
PGT Innovations Inc.(a)(b)	449,589	7,764,402
Simpson Manufacturing Co. Inc.	283,822	19,688,732

		60,702,075

Capital Markets — 0.7%
Blucora Inc.(a)	693,564	15,008,725
Greenhill & Co. Inc.	138,132	1,812,292
Virtus Investment Partners Inc.	49,275	5,448,337
Waddell & Reed Financial Inc., Class A	520,276	8,938,342
WisdomTree Investments Inc.	1,073,154	5,607,229

		36,814,925

Chemicals — 2.1%
Balchem Corp.	253,213	25,116,197
Ferro Corp.(a)(b)	407,651	4,834,741
FutureFuel Corp.	188,308	2,248,398
GCP Applied Technologies Inc.(a)(b)	312,952	6,024,326
Hawkins Inc.	134,374	5,710,895
Innospec Inc.	348,431	31,059,139
Quaker Chemical Corp.(b)	183,404	29,003,509
Trinseo SA	138,003	5,927,229

		109,924,434

Commercial Services & Supplies — 2.2%
Brady Corp., Class A, NVS	479,340	25,428,987
Mobile Mini Inc.	637,210	23,487,561
U.S. Ecology Inc.	313,796	20,064,116
UniFirst Corp./MA(b)	218,319	42,598,403

		111,579,067

Communications Equipment — 1.2%
CalAmp Corp.(a)(b)	293,396	3,379,922
Extreme Networks Inc.(a)(b)	867,182	6,308,749
Harmonic Inc.(a)(b)	1,268,771	8,348,513
Viavi Solutions Inc.(a)	3,253,371	45,563,461

		63,600,645

Construction & Engineering — 0.3%
Comfort Systems USA Inc.	287,670	12,723,644

Consumer Finance — 0.1%
World Acceptance Corp.(a)(b)	49,859	6,357,521

Diversified Consumer Services — 1.4%
American Public Education Inc.(a)(b)	228,516	5,105,048
Career Education Corp.(a)(b)	1,000,951	15,905,111
Regis Corp.(a)(b)	349,037	7,057,528

18

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Strategic Education Inc.	312,067	$42,403,664

		70,471,351

Diversified Telecommunication Services — 1.6%
ATN International Inc.	154,485	9,017,289
Cogent Communications Holdings Inc.	396,855	21,866,711
Consolidated Communications Holdings Inc.	562,226	2,676,196
Iridium Communications Inc.(a)	1,376,203	29,285,600
Vonage Holdings Corp.(a)(b)	1,522,127	17,200,035

		80,045,831

Electric Utilities — 0.4%
El Paso Electric Co.	307,373	20,618,581

Electrical Equipment — 0.4%
AZZ Inc.	264,719	11,531,160
Vicor Corp.(a)(b)	258,497	7,630,831

		19,161,991

Electronic Equipment, Instruments & Components — 2.5%
Arlo Technologies Inc.(a)(b)	447,303	1,525,303
Badger Meter Inc.	219,460	11,785,002
CTS Corp.	465,935	15,077,657
ePlus Inc.(a)	97,554	7,422,884
Fabrinet(a)(b)	320,281	16,750,696
FARO Technologies Inc.(a)(b)	129,438	6,258,327
KEMET Corp.	827,699	15,047,568
Knowles Corp.(a)(b)	634,082	12,897,228
MTS Systems Corp.	112,579	6,219,990
OSI Systems Inc.(a)(b)	104,194	10,581,943
Rogers Corp.(a)(b)	176,865	24,179,214

		127,745,812

Energy Equipment & Services — 1.2%
Archrock Inc.	1,816,477	18,110,276
DMC Global Inc.(b)	207,461	9,124,135
Era Group Inc.(a)(b)	134,442	1,419,707
KLX Energy Services Holdings Inc.(a)(b)	299,128	2,585,962
Nabors Industries Ltd.	2,359,838	4,412,897
Noble Corp. PLC(a)(b)	1,523,302	1,934,593
ProPetro Holding Corp.(a)	1,167,243	10,610,239
RPC Inc.	249,328	1,398,730
Valaris PLC(a)(b)	2,821,141	13,569,688

		63,166,227

Entertainment — 0.2%
Marcus Corp. (The)	326,111	12,069,368

Equity Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust	685,451	19,590,190
Agree Realty Corp.	596,597	43,641,071
American Assets Trust Inc.(b)	380,352	17,777,652
Armada Hoffler Properties Inc.	753,185	13,625,117
CareTrust REIT Inc.	1,358,425	31,929,780
Community Healthcare Trust Inc.	260,131	11,588,836
DiamondRock Hospitality Co.	1,793,741	18,385,845
Easterly Government Properties Inc.	1,011,038	21,535,109
Four Corners Property Trust Inc.	972,620	27,505,694
Getty Realty Corp.	280,474	8,991,996
Global Net Lease Inc.	502,877	9,806,101
Innovative Industrial Properties Inc.(b)	160,939	14,865,935
LTC Properties Inc.	385,189	19,729,381
National Storage Affiliates Trust	839,398	28,010,711
Office Properties Income Trust	367,890	11,272,150

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RPT Realty	717,403	$9,720,811
Saul Centers Inc.	102,896	5,608,861
Universal Health Realty Income Trust	113,351	11,652,483
Urstadt Biddle Properties Inc., Class A	427,377	10,128,835
Washington Prime Group Inc.	2,652,244	10,980,290
Washington REIT	513,992	14,062,821

		360,409,669

Food & Staples Retailing — 0.2%
Chefs’ Warehouse Inc. (The)(a)(b)	209,047	8,428,775

Food Products — 1.2%
B&G Foods Inc.(b)	602,907	11,400,971
Calavo Growers Inc.	156,073	14,855,028
Cal-Maine Foods Inc.(b)	184,600	7,375,693
J&J Snack Foods Corp.	129,073	24,782,016
John B Sanfilippo & Son Inc.(b)	56,051	5,414,527

		63,828,235

Gas Utilities — 0.4%
Northwest Natural Holding Co.	285,792	20,388,401

Health Care Equipment & Supplies — 5.8%
AngioDynamics Inc.(a)(b)	530,767	9,776,728
Cardiovascular Systems Inc.(a)(b)	501,618	23,836,887
CONMED Corp.	402,209	38,672,395
CryoLife Inc.(a)	534,286	14,505,865
Cutera Inc.(a)	94,490	2,761,943
Heska Corp.(a)(b)	100,728	7,138,593
Inogen Inc.(a)(b)	146,194	7,004,155
Integer Holdings Corp.(a)	464,091	35,066,716
Lantheus Holdings Inc.(a)(b)	365,595	9,163,639
LeMaitre Vascular Inc.	139,125	4,755,293
Meridian Bioscience Inc.	606,336	5,754,129
Merit Medical Systems Inc.(a)(b)	784,868	23,907,079
Mesa Laboratories Inc.(b)	57,078	13,571,436
Natus Medical Inc.(a)(b)	282,435	8,992,730
Neogen Corp.(a)(b)	744,613	50,715,591
OraSure Technologies Inc.(a)(b)	393,587	2,940,095
Orthofix Medical Inc.(a)	176,870	9,377,647
Surmodics Inc.(a)	191,371	8,753,310
Tactile Systems Technology Inc.(a)(b)	270,467	11,446,164
Varex Imaging Corp.(a)(b)	329,406	9,401,247

		297,541,642

Health Care Providers & Services — 3.6%
Addus HomeCare Corp.(a)(b)	187,565	14,870,153
AMN Healthcare Services Inc.(a)(b)	663,341	38,181,908
BioTelemetry Inc.(a)(b)	482,803	19,664,566
Community Health Systems Inc.(a)(b)	722,203	2,599,931
CorVel Corp.(a)(b)	129,326	9,789,978
Ensign Group Inc. (The)	713,392	33,836,182
LHC Group Inc.(a)(b)	269,685	30,625,429
Tivity Health Inc.(a)(b)	616,139	10,246,392
U.S. Physical Therapy Inc.	181,997	23,759,708

		183,574,247

Health Care Technology — 2.3%
Computer Programs & Systems Inc.	86,131	1,947,422
HealthStream Inc.(a)	209,667	5,428,279
HMS Holdings Corp.(a)(b)	1,241,798	42,798,568
NextGen Healthcare Inc.(a)	686,086	10,750,968
Omnicell Inc.(a)(b)	592,176	42,796,559

19

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Tabula Rasa HealthCare Inc.(a)(b)	279,943	$15,380,068

		119,101,864

Hotels, Restaurants & Leisure — 2.9%
BJ’s Restaurants Inc.	291,345	11,315,840
Chuy’s Holdings Inc.(a)(b)	153,459	3,799,645
Dave & Buster’s Entertainment Inc.	438,289	17,071,357
Dine Brands Global Inc.	244,628	18,557,480
El Pollo Loco Holdings Inc.(a)(b)	293,751	3,219,511
Fiesta Restaurant Group Inc.(a)(b)	149,539	1,558,196
Monarch Casino & Resort Inc.(a)(b)	91,176	3,801,127
Ruth’s Hospitality Group Inc.	394,701	8,057,821
Shake Shack Inc., Class A(a)(b)	434,837	42,631,420
Wingstop Inc.(b)	418,558	36,531,742

		146,544,139

Household Durables — 1.0%
Cavco Industries Inc.(a)(b)	121,880	23,411,929
iRobot Corp.(a)(b)	400,095	24,673,859
Tupperware Brands Corp.	237,561	3,770,093

		51,855,881

Household Products — 0.7%
WD-40 Co.	195,170	35,821,502

Industrial Conglomerates — 0.3%
Raven Industries Inc.	512,249	17,139,852

Insurance — 2.5%
American Equity Investment Life Holding Co.	607,645	14,705,009
AMERISAFE Inc.	183,618	12,138,986
eHealth Inc.(a)(b)	285,726	19,083,640
HCI Group Inc.	94,413	3,969,122
RLI Corp.	567,108	52,690,004
United Fire Group Inc.	305,918	14,372,028
Universal Insurance Holdings Inc.	447,508	13,420,765

		130,379,554

Interactive Media & Services — 0.2%
Care.com Inc.(a)(b)	401,544	4,196,135
QuinStreet Inc.(a)(b)	649,823	8,181,271

		12,377,406

Internet & Direct Marketing Retail — 0.5%
Liquidity Services Inc.(a)	389,352	2,881,205
Shutterstock Inc.(a)	138,491	5,002,295
Stamps.com Inc.(a)(b)	232,257	17,291,533

		25,175,033

IT Services — 2.0%
Cardtronics PLC, Class A(a)(b)	523,478	15,829,975
CSG Systems International Inc.	201,361	10,406,337
EVERTEC Inc.	544,619	17,003,005
ExlService Holdings Inc.(a)(b)	204,547	13,696,467
NIC Inc.	437,605	9,036,543
Perficient Inc.(a)(b)	466,074	17,981,135
Unisys Corp.(a)(b)	732,408	5,441,791
Virtusa Corp.(a)(b)	431,218	15,532,472

		104,927,725

Leisure Products — 0.5%
Callaway Golf Co.(b)	925,233	17,958,773
Sturm Ruger & Co. Inc.	151,415	6,323,090

		24,281,863

Life Sciences Tools & Services — 1.8%
Cambrex Corp.(a)	340,561	20,263,380

Security	Shares	Value

Life Sciences Tools & Services (continued)
Luminex Corp.	598,385	$12,356,650
Medpace Holdings Inc.(a)(b)	385,672	32,411,875
NeoGenomics Inc.(a)(b)	1,476,445	28,229,628

		93,261,533

Machinery — 5.9%
Actuant Corp., Class A	402,832	8,838,134
Albany International Corp., Class A(b)	436,427	39,348,258
Barnes Group Inc.	290,527	14,973,762
Chart Industries Inc.(a)(b)	234,382	14,616,061
ESCO Technologies Inc.	369,342	29,384,849
Federal Signal Corp.	482,289	15,790,142
Franklin Electric Co. Inc.	547,807	26,190,653
Harsco Corp.(a)(b)	1,141,235	21,637,816
Hillenbrand Inc.	374,976	11,579,259
John Bean Technologies Corp.(b)	234,219	23,288,395
Lindsay Corp.	68,730	6,381,580
Proto Labs Inc.(a)(b)	382,151	39,017,617
SPX Corp.(a)	626,292	25,057,943
Tennant Co.	123,981	8,765,457
Watts Water Technologies Inc., Class A	189,126	17,726,780

		302,596,706

Marine — 0.5%
Matson Inc.	608,901	22,839,876

Media — 0.3%
EW Scripps Co. (The), Class A, NVS	771,880	10,250,566
TechTarget Inc.(a)(b)	214,775	4,837,807

		15,088,373

Metals & Mining — 1.1%
AK Steel Holding Corp.(a)(b)	2,696,114	6,120,179
Kaiser Aluminum Corp.	227,496	22,515,279
Materion Corp.	188,996	11,596,794
SunCoke Energy Inc.(a)	1,307,204	7,372,631
Warrior Met Coal Inc.	427,460	8,344,019

		55,948,902

Mortgage Real Estate Investment — 1.0%
ARMOUR Residential REIT Inc.	472,511	7,914,559
Granite Point Mortgage Trust Inc.	382,958	7,176,633
New York Mortgage Trust Inc.	1,717,370	10,458,783
Redwood Trust Inc.	1,595,878	26,188,358

		51,738,333

Multi-Utilities — 0.4%
Avista Corp.	440,381	21,332,056

Oil, Gas & Consumable Fuels — 1.6%
Bonanza Creek Energy Inc.(a)(b)	137,143	3,070,632
Callon Petroleum Co.(a)(b)	3,243,162	14,075,323
Carrizo Oil & Gas Inc.(a)(b)	1,312,940	11,271,590
CONSOL Energy Inc.(a)(b)	161,770	2,528,465
Denbury Resources Inc.(a)(b)	6,736,335	8,016,239
HighPoint Resources Corp.(a)(b)	1,555,543	2,473,313
Jagged Peak Energy Inc.(a)	611,598	4,440,201
Penn Virginia Corp.(a)(b)	191,262	5,559,986
QEP Resources Inc.	3,389,808	12,542,290
Renewable Energy Group Inc.(a)(b)	558,766	8,384,284
Unit Corp.(a)(b)	344,148	1,163,220
Whiting Petroleum Corp.(a)(b)	1,009,122	8,103,250

		81,628,793

20

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 1.4%
Avon Products Inc.(a)	6,302,361	$27,730,388
Inter Parfums Inc.	250,640	17,537,281
Medifast Inc.	168,486	17,460,204
USANA Health Sciences Inc.(a)(b)	140,399	9,601,888

		72,329,761

Pharmaceuticals — 2.0%
Akorn Inc.(a)(b)	534,866	2,032,491
Amphastar Pharmaceuticals Inc.(a)(b)	493,495	9,786,006
ANI Pharmaceuticals Inc.(a)(b)	131,797	9,605,365
Corcept Therapeutics Inc.(a)(b)	1,456,734	20,590,935
Endo International PLC(a)(b)	2,862,848	9,189,742
Innoviva Inc.(a)	956,914	10,085,874
Pacira BioSciences Inc.(a)	396,558	15,096,963
Phibro Animal Health Corp., Class A	135,432	2,888,765
Supernus Pharmaceuticals Inc.(a)(b)	747,709	20,547,043

		99,823,184

Professional Services — 2.2%
Exponent Inc.	738,073	51,591,303
Forrester Research Inc.	150,667	4,842,437
FTI Consulting Inc.(a)(b)	256,483	27,184,633
Heidrick & Struggles International Inc.	144,389	3,941,820
Korn Ferry	476,846	18,425,330
Navigant Consulting Inc.	278,096	7,772,783

		113,758,306

Real Estate Management & Development — 0.2%
Marcus & Millichap Inc.(a)	332,849	11,812,811

Road & Rail — 0.2%
Heartland Express Inc.(b)	399,221	8,587,244

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Energy Industries Inc.(a)(b)	229,711	13,187,709
Axcelis Technologies Inc.(a)	217,167	3,711,384
Brooks Automation Inc.(b)	1,026,727	38,019,701
Cabot Microelectronics Corp.	412,772	58,287,534
CEVA Inc.(a)	137,413	4,103,152
Cohu Inc.	263,030	3,552,220
Diodes Inc.(a)(b)	281,070	11,284,961
DSP Group Inc.(a)(b)	163,386	2,301,292
MaxLinear Inc.(a)(b)	560,869	12,552,248
Nanometrics Inc.(a)(b)	334,346	10,906,367
Power Integrations Inc.(b)	258,519	23,377,873
Rudolph Technologies Inc.(a)(b)	202,804	5,345,913
SMART Global Holdings Inc.(a)(b)	133,107	3,391,566
SolarEdge Technologies Inc.(a)(b)	450,086	37,681,200

		227,703,120

Software — 3.6%
8x8 Inc.(a)(b)	1,411,600	29,248,352
Agilysys Inc.(a)	288,389	7,385,642
Alarm.com Holdings Inc.(a)(b)	310,646	14,488,530
Bottomline Technologies DE Inc.(a)	543,258	21,377,202
Ebix Inc.(b)	178,759	7,525,754
LivePerson Inc.(a)(b)	555,163	19,819,319
MicroStrategy Inc., Class A(a)	61,812	9,171,047
Monotype Imaging Holdings Inc.	393,940	7,803,951
OneSpan Inc.(a)(b)	311,914	4,522,753
Progress Software Corp.	433,046	16,481,731
Qualys Inc.(a)(b)	292,630	22,114,049

Security	Shares	Value

Software (continued)
SPS Commerce Inc.(a)(b)	496,127	$23,352,698

		183,291,028

Specialty Retail — 2.7%
Asbury Automotive Group Inc.(a)(b)	129,958	13,298,602
Ascena Retail Group Inc.(a)	171,251	45,227
Boot Barn Holdings Inc.(a)(b)	282,542	9,860,716
Children’s Place Inc. (The)	222,029	17,094,013
Designer Brands Inc. , Class A	432,117	7,397,843
Guess? Inc.	609,789	11,299,390
Monro Inc.(b)	472,308	37,317,055
RH(a)	111,508	19,048,912
Shoe Carnival Inc.(b)	131,791	4,271,346
Sleep Number Corp.(a)(b)	417,770	17,262,256
Tailored Brands Inc.(b)	722,847	3,180,527

		140,075,887

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	1,683,788	13,722,872
Diebold Nixdorf Inc.(a)	499,998	5,599,978

		19,322,850

Textiles, Apparel & Luxury Goods — 2.0%
Crocs Inc.(a)(b)	891,132	24,737,824
Kontoor Brands Inc.(a)	663,995	23,306,224
Movado Group Inc.	158,552	3,941,603
Oxford Industries Inc.	161,894	11,607,800
Steven Madden Ltd.	522,933	18,715,772
Wolverine World Wide Inc.	753,206	21,285,602

		103,594,825

Thrifts & Mortgage Finance — 0.6%
Axos Financial Inc.(a)(b)	374,428	10,352,934
HomeStreet Inc.(a)(b)	172,073	4,701,034
NMI Holdings Inc., Class A(a)(b)	451,929	11,867,656
TrustCo Bank Corp. NY	698,246	5,690,705

		32,612,329

Tobacco — 0.2%
Vector Group Ltd.	628,249	7,482,446

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.	302,429	17,177,967
DXP Enterprises Inc./TX(a)(b)	227,533	7,899,946
Kaman Corp.	178,426	10,609,210

		35,687,123

Water Utilities — 1.0%
American States Water Co.	356,047	31,994,384
California Water Service Group	390,080	20,646,934

		52,641,318

Total Common Stocks — 99.8% (Cost: $4,508,343,741)		5,124,019,844

Short-Term Investments

Money Market Funds — 12.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	609,113,871	609,418,428

21

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	33,582,000	$33,582,000

		643,000,428

Total Short-Term Investments — 12.5% (Cost: $642,791,339)		643,000,428

Total Investments in Securities — 112.3% (Cost: $5,151,135,080)		5,767,020,272

Other Assets, Less Liabilities — (12.3)%		(633,862,646)

Net Assets — 100.0%		$5,133,157,626

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

22

Schedule of Investments (unaudited) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
AAR Corp.	290,679	$11,978,882
Cubic Corp.(a)	248,364	17,492,276
Mercury Systems Inc.(a)(b)	376,042	30,523,329
Moog Inc., Class A	549,368	44,564,732
Park Aerospace Corp.	161,569	2,837,152
Triumph Group Inc.(a)	492,840	11,276,179

		118,672,550

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings Inc.(a)(b)	435,753	10,994,048
Echo Global Logistics Inc.(a)(b)	459,865	10,415,942
Forward Air Corp.	171,807	10,947,542
Hub Group Inc., Class A(a)(b)	315,450	14,668,425

		47,025,957

Airlines — 1.0%
Hawaiian Holdings Inc.	438,215	11,507,526
SkyWest Inc.	860,842	49,412,331

		60,919,857

Auto Components — 1.9%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,895,997	15,585,095
Cooper Tire & Rubber Co.	850,429	22,213,206
Cooper-Standard Holdings Inc.(a)(b)	286,471	11,710,935
Garrett Motion Inc.(a)(b)	1,257,230	12,522,011
Gentherm Inc.(a)(b)	172,345	7,080,794
LCI Industries	424,164	38,959,463
Motorcar Parts of America Inc.(a)(b)	322,852	5,456,199
Standard Motor Products Inc.	169,309	8,219,952

		121,747,655

Automobiles — 0.3%
Winnebago Industries Inc.(a)	535,891	20,551,420

Banks — 10.0%
Ameris Bancorp	1,104,352	44,439,125
Banc of California Inc.	760,307	10,750,741
Banner Corp.	504,844	28,357,087
Berkshire Hills Bancorp. Inc.	742,010	21,733,473
Boston Private Financial Holdings Inc.	1,309,793	15,265,637
Brookline Bancorp. Inc.	617,529	9,096,202
Cadence BanCorp.	1,083,595	19,006,256
Central Pacific Financial Corp.	212,416	6,032,614
Columbia Banking System Inc.	1,195,914	44,129,227
Customers Bancorp. Inc.(a)(b)	480,903	9,973,928
CVB Financial Corp.	1,142,519	23,844,372
Eagle Bancorp. Inc.	552,878	24,669,416
First BanCorp./Puerto Rico	1,744,970	17,414,801
First Commonwealth Financial Corp.	1,613,198	21,423,269
First Financial Bancorp	1,615,065	39,528,716
First Midwest Bancorp. Inc.	810,056	15,779,891
Franklin Financial Network Inc.(a)	224,244	6,774,411
Great Western Bancorp. Inc.	503,564	16,617,612
Hanmi Financial Corp.	508,752	9,554,363
Heritage Financial Corp./WA	256,810	6,923,598
Hope Bancorp Inc.	2,032,457	29,145,433
National Bank Holdings Corp., Class A	197,275	6,744,832
NBT Bancorp. Inc.	716,653	26,222,333
OFG Bancorp	392,641	8,598,838
Opus Bank	365,552	7,958,067
Pacific Premier Bancorp. Inc.	934,358	29,142,626
Preferred Bank/Los Angeles CA	128,999	6,756,968

Security	Shares	Value

Banks (continued)
S&T Bancorp. Inc.	253,076	$9,244,866
ServisFirst Bancshares Inc.	442,368	14,664,499
Simmons First National Corp., Class A	1,582,060	39,393,294
Southside Bancshares Inc.	537,688	18,340,538
Tompkins Financial Corp.	110,583	8,971,599
United Community Banks Inc./GA	1,228,383	34,824,658
Veritex Holdings Inc.	280,554	6,807,643

		638,130,933

Beverages — 0.5%
Coca-Cola Consolidated Inc.(a)	78,671	23,905,757
MGP Ingredients Inc.(a)	83,936	4,169,940
National Beverage Corp.	86,457	3,835,233

		31,910,930

Biotechnology — 1.4%
Acorda Therapeutics Inc.(a)(b)	440,039	1,262,912
AMAG Pharmaceuticals Inc.(a)(b)	571,388	6,599,531
Anika Therapeutics Inc.(a)(b)	232,357	12,754,076
Cytokinetics Inc.(a)(b)	454,737	5,174,907
Emergent BioSolutions Inc.(a)(b)	288,283	15,071,435
Genomic Health Inc.(b)	88,072	5,973,043
Medicines Co. (The)(a)(b)	311,056	15,552,800
Momenta Pharmaceuticals Inc.(a)(b)	565,654	7,330,876
Myriad Genetics Inc.(a)(b)	589,228	16,869,598

		86,589,178

Building Products — 2.8%
AAON Inc.(a)	239,731	11,013,242
American Woodmark Corp.(a)(b)	263,834	23,457,481
Apogee Enterprises Inc.	449,468	17,524,757
Gibraltar Industries Inc.(a)(b)	206,382	9,481,189
Griffon Corp.	723,670	15,175,360
Insteel Industries Inc.(a)	137,507	2,823,019
Patrick Industries Inc.(a)(b)	381,262	16,348,515
PGT Innovations Inc.(b)	454,228	7,844,518
Quanex Building Products Corp.	558,917	10,105,219
Simpson Manufacturing Co. Inc.	351,413	24,377,520
Universal Forest Products Inc.	1,036,938	41,353,087

		179,503,907

Capital Markets — 0.9%
Donnelley Financial Solutions Inc.(a)(b)	526,261	6,483,536
Greenhill & Co. Inc.	104,569	1,371,945
INTL. FCStone Inc.(a)(b)	274,554	11,273,187
Piper Jaffray Companies	240,726	18,169,999
Virtus Investment Partners Inc.	51,726	5,719,344
Waddell & Reed Financial Inc., Class A	615,872	10,580,681
WisdomTree Investments Inc.	730,317	3,815,906

		57,414,598

Chemicals — 3.6%
AdvanSix Inc.(a)(b)	468,941	12,061,162
American Vanguard Corp.(a)	450,635	7,074,969
Balchem Corp.	246,787	24,478,803
Ferro Corp.(b)	897,582	10,645,323
FutureFuel Corp.	214,227	2,557,870
GCP Applied Technologies Inc.(a)(b)	539,228	10,380,139
HB Fuller Co.	863,006	40,181,559
Innophos Holdings Inc.	331,862	10,772,241
Koppers Holdings Inc.(b)	348,603	10,182,694
Kraton Corp.(a)(b)	537,400	17,352,646
Livent Corp.(a)(b)	2,474,204	16,552,425
LSB Industries Inc.(a)(b)	377,439	1,955,134

23

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Inc.(b)(c)	467,526	$202,439
Rayonier Advanced Materials Inc.	844,882	3,658,339
Stepan Co.	340,262	33,025,830
Tredegar Corp.	416,043	8,121,159
Trinseo SA	517,837	22,241,099

		231,443,831

Commercial Services & Supplies — 2.2%
ABM Industries Inc.	1,125,679	40,884,661
Brady Corp., Class A, NVS	266,773	14,152,308
Interface Inc.	985,429	14,229,595
Matthews International Corp., Class A	533,687	18,887,183
Pitney Bowes Inc.	2,797,573	12,784,908
RR Donnelley & Sons Co.	1,201,047	4,527,947
Team Inc.(a)(b)	510,578	9,215,933
Viad Corp.	344,267	23,117,529

		137,800,064

Communications Equipment — 0.9%
ADTRAN Inc.	805,802	9,141,824
Applied Optoelectronics Inc.(a)(b)	327,772	3,677,602
CalAmp Corp.(b)	226,278	2,606,722
Comtech Telecommunications Corp.	407,342	13,238,615
Digi International Inc.(a)(b)	478,530	6,517,579
Extreme Networks Inc.(a)(b)	1,017,480	7,402,167
NETGEAR Inc.(a)(b)	527,332	16,990,637

		59,575,146

Construction & Engineering — 0.9%
Aegion Corp.(a)(b)	520,726	11,133,122
Arcosa Inc.(a)	820,107	28,055,861
Comfort Systems USA Inc.	279,584	12,366,000
MYR Group Inc.(a)(b)	280,498	8,776,782

		60,331,765

Construction Materials — 0.2%
U.S. Concrete Inc.(a)(b)	266,937	14,756,277

Consumer Finance — 1.0%
Encore Capital Group Inc.(a)(b)	469,427	15,643,655
Enova International Inc.(a)(b)	572,902	11,887,716
EZCORP Inc., Class A, NVS(a)(b)	880,969	5,686,655
PRA Group Inc.(a)(b)	769,634	26,005,933
World Acceptance Corp.(a)(b)	48,014	6,122,265

		65,346,224

Containers & Packaging — 0.2%
Myers Industries Inc.	598,217	10,558,530

Distributors — 0.4%
Core-Mark Holding Co. Inc.	777,617	24,973,170

Diversified Telecommunication Services — 0.7%
Cincinnati Bell Inc.(a)(b)	814,869	4,131,386
Cogent Communications Holdings Inc.	231,806	12,772,511
Consolidated Communications Holdings Inc.	546,277	2,600,279
Frontier Communications Corp.(a)(b)	1,782,555	1,545,475
Vonage Holdings Corp.(a)(b)	2,044,265	23,100,194

		44,149,845

Electric Utilities — 0.3%
El Paso Electric Co.	324,941	21,797,042

Electrical Equipment — 0.5%
AZZ Inc.	127,834	5,568,449
Encore Wire Corp.	354,334	19,941,918

Security	Shares	Value

Electrical Equipment (continued)
Powell Industries Inc.	148,174	$5,801,012

		31,311,379

Electronic Equipment, Instruments & Components — 5.6%
Anixter International Inc.(a)(b)	508,711	35,162,104
Arlo Technologies Inc.(a)(b)	751,353	2,562,114
Badger Meter Inc.	230,584	12,382,361
Bel Fuse Inc., Class B, NVS	170,852	2,567,906
Benchmark Electronics Inc.	637,737	18,532,637
Daktronics Inc.	629,000	4,645,165
ePlus Inc.(b)	111,553	8,488,068
Fabrinet(a)(b)	242,327	12,673,702
FARO Technologies Inc.(a)(b)	140,270	6,782,054
II-VI Inc.(b)	0	2
Insight Enterprises Inc.(a)(b)	606,568	33,779,772
Itron Inc.(a)(b)	593,494	43,894,816
Knowles Corp.(a)(b)	693,031	14,096,251
Methode Electronics Inc.	628,652	21,147,853
MTS Systems Corp.	169,704	9,376,146
OSI Systems Inc.(a)(b)	163,691	16,624,458
Plexus Corp.(a)(b)	496,281	31,022,525
Rogers Corp.(b)	103,211	14,109,976
Sanmina Corp.(b)	1,179,611	37,877,309
ScanSource Inc.(b)	425,463	12,997,895
TTM Technologies Inc.(a)(b)	1,662,833	20,278,248

		359,001,362

Energy Equipment & Services — 2.5%
C&J Energy Services Inc.(a)(b)	1,112,280	11,934,764
Diamond Offshore Drilling Inc.(a)(b)	1,090,742	6,064,525
Dril-Quip Inc.(a)(b)	613,670	30,793,961
Era Group Inc.(b)	176,410	1,862,890
Exterran Corp.(b)	499,774	6,527,048
Geospace Technologies Corp.(a)(b)	227,607	3,498,320
Gulf Island Fabrication Inc.(b)	213,236	1,140,813
Helix Energy Solutions Group Inc.(a)(b)	2,395,369	19,306,674
Matrix Service Co.(a)(b)	460,605	7,894,770
McDermott International Inc.(a)(b)	3,052,786	6,166,628
Nabors Industries Ltd.	2,905,034	5,432,414
Newpark Resources Inc.(a)(b)	1,517,572	11,563,899
Noble Corp. PLC(a)(b)	2,383,456	3,026,989
Oil States International Inc.(a)(b)	1,019,520	13,559,616
RPC Inc.(a)	573,137	3,215,298
SEACOR Holdings Inc.(a)(b)	294,505	13,862,350
TETRA Technologies Inc.(a)(b)	2,142,427	4,306,278
U.S. Silica Holdings Inc.	1,239,283	11,847,545

		162,004,782

Equity Real Estate Investment Trusts (REITs) — 6.2%
Acadia Realty Trust	615,497	17,590,904
American Assets Trust Inc.	356,303	16,653,602
CBL & Associates Properties Inc.	2,909,663	3,753,465
Cedar Realty Trust Inc.	1,447,492	4,342,476
Chatham Lodging Trust	790,800	14,353,020
DiamondRock Hospitality Co.	1,248,239	12,794,450
Franklin Street Properties Corp.	1,807,791	15,293,912
Getty Realty Corp.	241,602	7,745,760
Global Net Lease Inc.	832,450	16,232,775
Hersha Hospitality Trust	611,794	9,103,495
Independence Realty Trust Inc.	1,528,624	21,874,610
iStar Inc.	995,848	12,995,816
Kite Realty Group Trust	1,423,405	22,987,991

24

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Lexington Realty Trust	4,186,891	$42,915,633
LTC Properties Inc.	214,438	10,983,514
Office Properties Income Trust	373,011	11,429,057
Pennsylvania REIT(a)	1,020,560	5,837,603
Retail Opportunity Investments Corp.	1,937,466	35,320,005
RPT Realty	501,146	6,790,528
Saul Centers Inc.	76,425	4,165,927
Summit Hotel Properties Inc.	1,781,789	20,668,752
Universal Health Realty Income Trust	79,849	8,208,477
Washington REIT	746,535	20,425,198
Whitestone REIT	682,772	9,394,943
Xenia Hotels & Resorts Inc.	1,909,160	40,321,459

		392,183,372

Food & Staples Retailing — 1.0%
Andersons Inc. (The)	554,483	12,437,054
Chefs’ Warehouse Inc. (The)(a)(b)	180,041	7,259,253
PriceSmart Inc.(a)	377,851	26,865,206
SpartanNash Co.	620,106	7,335,854
United Natural Foods Inc.(a)(b)	888,312	10,233,354

		64,130,721

Food Products — 2.0%
B&G Foods Inc.(a)	384,246	7,266,092
Calavo Growers Inc.	91,523	8,711,159
Cal-Maine Foods Inc.(a)	290,987	11,626,386
Darling Ingredients Inc.(b)	2,785,734	53,291,091
Dean Foods Co.(a)	1,553,637	1,802,219
Fresh Del Monte Produce Inc.	514,867	17,562,113
J&J Snack Foods Corp.	98,387	18,890,304
John B Sanfilippo & Son Inc.	80,703	7,795,910
Seneca Foods Corp., Class A(b)	115,956	3,615,508

		130,560,782

Gas Utilities — 1.0%
Northwest Natural Holding Co.	174,464	12,446,262
South Jersey Industries Inc.	1,562,016	51,405,946

		63,852,208

Health Care Equipment & Supplies — 0.8%
Cutera Inc.(a)(b)	128,340	3,751,378
Inogen Inc.(a)(b)	136,042	6,517,772
Invacare Corp.	567,581	4,256,858
Lantheus Holdings Inc.(a)(b)	223,324	5,597,616
LeMaitre Vascular Inc.(a)	110,520	3,777,574
Natus Medical Inc.(a)(b)	241,164	7,678,662
OraSure Technologies Inc.(b)	572,218	4,274,468
Orthofix Medical Inc.(a)(b)	112,260	5,952,025
Varex Imaging Corp.(a)(b)	261,629	7,466,892

		49,273,245

Health Care Providers & Services — 1.7%
Community Health Systems Inc.(a)(b)	1,125,104	4,050,374
Cross Country Healthcare Inc.(a)(b)	628,016	6,468,565
Diplomat Pharmacy Inc.(b)	965,179	4,729,377
LHC Group Inc.(a)(b)	180,715	20,521,996
Magellan Health Inc.(a)(b)	356,072	22,112,071
Owens & Minor Inc.(a)	1,055,731	6,133,797
Providence Service Corp. (The)(b)	195,707	11,636,738
Select Medical Holdings Corp.(a)(b)	1,838,904	30,470,639

		106,123,557

Health Care Technology — 0.1%
Computer Programs & Systems Inc.	108,499	2,453,162

Security	Shares	Value

Health Care Technology (continued)
HealthStream Inc.(b)	186,947	$4,840,058

		7,293,220

Hotels, Restaurants & Leisure — 0.7%
Bloomin’ Brands Inc.	1,471,709	27,859,451
Chuy’s Holdings Inc.(a)(b)	97,982	2,426,034
Fiesta Restaurant Group Inc.(a)(b)	184,308	1,920,489
Monarch Casino & Resort Inc.(a)(b)	91,408	3,810,800
Red Robin Gourmet Burgers Inc.(a)(b)	218,121	7,254,705

		43,271,479

Household Durables — 4.4%
Century Communities Inc.(a)(b)	441,435	13,521,154
Ethan Allen Interiors Inc.	412,269	7,874,338
Installed Building Products Inc.(a)(b)	361,217	20,712,183
La-Z-Boy Inc.	790,379	26,548,830
LGI Homes Inc.(a)(b)	338,263	28,184,073
M/I Homes Inc.(b)	468,078	17,623,137
MDC Holdings Inc.	840,057	36,206,457
Meritage Homes Corp.(b)	608,083	42,778,639
TopBuild Corp.(a)(b)	579,713	55,901,724
Tupperware Brands Corp.	548,615	8,706,520
Universal Electronics Inc.(a)(b)	233,943	11,907,699
William Lyon Homes, Class A(a)(b)	556,647	11,333,333

		281,298,087

Household Products — 0.4%
Central Garden & Pet Co.(a)(b)	173,997	5,085,933
Central Garden & Pet Co., Class A, NVS(b)	700,370	19,417,758

		24,503,691

Insurance — 3.4%
Ambac Financial Group Inc.(b)	767,754	15,009,591
American Equity Investment Life Holding Co.	789,024	19,094,381
AMERISAFE Inc.	105,578	6,979,762
Employers Holdings Inc.	522,072	22,751,898
Horace Mann Educators Corp.	674,022	31,227,439
James River Group Holdings Ltd.	498,291	25,532,431
ProAssurance Corp.	880,167	35,444,325
Safety Insurance Group Inc.	247,413	25,070,359
Stewart Information Services Corp.	388,150	15,056,338
Third Point Reinsurance Ltd.(b)	1,346,926	13,455,791
United Insurance Holdings Corp.	349,772	4,893,310

		214,515,625

Internet & Direct Marketing Retail — 0.2%
PetMed Express Inc.	340,047	6,127,647
Shutterstock Inc.(b)	159,527	5,762,115

		11,889,762

IT Services — 2.0%
CSG Systems International Inc.	318,886	16,480,028
EVERTEC Inc.	362,271	11,310,101
ExlService Holdings Inc.(a)(b)	335,953	22,495,413
ManTech International Corp./VA, Class A	454,299	32,441,492
NIC Inc.	609,403	12,584,172
Sykes Enterprises Inc.(b)	655,578	20,086,910
TTEC Holdings Inc.	244,229	11,693,684

		127,091,800

Leisure Products — 0.3%
Callaway Golf Co.(a)	491,534	9,540,675
Sturm Ruger & Co. Inc.	100,807	4,209,700
Vista Outdoor Inc.(a)(b)	973,415	6,025,439

		19,775,814

25

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 0.2%
Cambrex Corp.(b)	164,654	$9,796,913

Machinery — 5.3%
Actuant Corp., Class A	442,705	9,712,948
Alamo Group Inc.	164,248	19,335,275
Astec Industries Inc.	379,802	11,811,842
Barnes Group Inc.	459,692	23,692,526
Briggs & Stratton Corp.	719,307	4,359,000
Chart Industries Inc.(a)(b)	327,556	20,426,392
CIRCOR International Inc.(b)	335,512	12,598,476
EnPro Industries Inc.	349,030	23,960,910
Federal Signal Corp.	447,699	14,657,665
Greenbrier Companies Inc. (The)	550,569	16,583,138
Hillenbrand Inc.	616,040	19,023,315
John Bean Technologies Corp.(a)	257,594	25,612,571
Lindsay Corp.	99,986	9,283,700
Lydall Inc.(a)(b)	298,907	7,445,773
Mueller Industries Inc.	960,428	27,545,075
SPX FLOW Inc.(a)(b)	721,397	28,466,326
Standex International Corp.	209,949	15,313,680
Tennant Co.	159,580	11,282,306
Titan International Inc.(a)	855,844	2,310,779
Wabash National Corp.(a)	918,043	13,320,804
Watts Water Technologies Inc., Class A	243,612	22,833,753

		339,576,254

Media — 0.8%
Gannett Co. Inc.	1,942,737	20,864,996
New Media Investment Group Inc.	1,019,020	8,977,566
Scholastic Corp., NVS	522,795	19,740,739
TechTarget Inc.(a)(b)	136,150	3,066,779

		52,650,080

Metals & Mining — 0.6%
AK Steel Holding Corp.(a)(b)	2,157,690	4,897,956
Century Aluminum Co.(a)(b)	839,024	5,566,924
Haynes International Inc.	210,539	7,545,718
Materion Corp.	120,337	7,383,878
Olympic Steel Inc.	150,826	2,171,895
TimkenSteel Corp.(b)	673,280	4,234,931
Warrior Met Coal Inc.	363,790	7,101,181

		38,902,483

Mortgage Real Estate Investment — 2.5%
Apollo Commercial Real Estate Finance Inc.	2,413,402	46,264,916
ARMOUR Residential REIT Inc.	438,780	7,349,565
Capstead Mortgage Corp.	1,630,957	11,987,534
Granite Point Mortgage Trust Inc.	476,113	8,922,358
Invesco Mortgage Capital Inc.	2,420,340	37,055,405
New York Mortgage Trust Inc.	2,399,319	14,611,853
PennyMac Mortgage Investment Trust(d)	1,488,234	33,083,442

		159,275,073

Multi-Utilities — 0.4%
Avista Corp.	593,870	28,767,063

Multiline Retail — 0.3%
Big Lots Inc.	662,826	16,239,237
JC Penney Co. Inc.(a)(b)	5,036,534	4,476,975

		20,716,212

Oil, Gas & Consumable Fuels — 2.1%
Bonanza Creek Energy Inc.(b)	150,245	3,363,986
CONSOL Energy Inc.(a)(b)	266,551	4,166,192

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Green Plains Inc.	603,398	$6,393,002
Gulfport Energy Corp.(a)(b)	2,444,753	6,625,281
Jagged Peak Energy Inc.(b)	282,763	2,052,859
Laredo Petroleum Inc.(a)(b)	3,040,224	7,326,940
Par Pacific Holdings Inc.(a)(b)	624,326	14,272,092
PDC Energy Inc.(a)(b)	998,123	27,697,913
Range Resources Corp.	3,536,160	13,508,131
REX American Resources Corp.(a)(b)	94,396	7,205,247
Ring Energy Inc.(a)(b)	1,008,677	1,654,230
SM Energy Co.	1,798,036	17,422,969
SRC Energy Inc.(a)(b)	4,127,080	19,232,193
Unit Corp.(a)(b)	533,501	1,803,233
Whiting Petroleum Corp.(a)(b)	343,278	2,756,522

		135,480,790

Paper & Forest Products — 1.3%
Boise Cascade Co.	660,584	21,528,433
Clearwater Paper Corp.(a)(b)	280,899	5,932,587
Mercer International Inc.	674,978	8,464,224
Neenah Inc.	285,776	18,609,733
PH Glatfelter Co.	744,598	11,459,363
Schweitzer-Mauduit International Inc.	523,654	19,605,606

		85,599,946

Personal Products — 0.1%
USANA Health Sciences Inc.(a)(b)	52,230	3,572,010

Pharmaceuticals — 0.4%
Akorn Inc.(a)(b)	956,166	3,633,431
Assertio Therapeutics Inc.(a)(b)	1,048,734	1,342,379
Lannett Co. Inc.(a)(b)	565,306	6,331,427
Pacira BioSciences Inc.(b)	232,208	8,840,159
Phibro Animal Health Corp., Class A	182,869	3,900,596

		24,047,992

Professional Services — 1.5%
FTI Consulting Inc.(a)(b)	330,856	35,067,427
Heidrick & Struggles International Inc.	151,569	4,137,834
Kelly Services Inc., Class A, NVS	558,937	13,537,454
Korn Ferry	377,409	14,583,084
Navigant Consulting Inc.	316,290	8,840,306
Resources Connection Inc.	504,566	8,572,576
TrueBlue Inc.(a)(b)	675,499	14,253,029

		98,991,710

Real Estate Management & Development — 0.4%
RE/MAX Holdings Inc., Class A	300,557	9,665,913
Realogy Holdings Corp.	1,928,035	12,879,274

		22,545,187

Road & Rail — 1.2%
ArcBest Corp.	430,272	13,101,782
Heartland Express Inc.(a)	315,044	6,776,597
Marten Transport Ltd.(a)	653,951	13,589,102
Saia Inc.(a)(b)	437,742	41,016,425

		74,483,906

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Energy Industries Inc.(a)(b)	376,592	21,620,147
Axcelis Technologies Inc.(a)(b)	288,848	4,936,412
CEVA Inc.(a)(b)	207,311	6,190,306
Cohu Inc.	380,641	5,140,557
Diodes Inc.(a)(b)	364,054	14,616,768
DSP Group Inc.(a)(b)	193,070	2,719,391
FormFactor Inc.(a)(b)	1,274,305	23,759,417

26

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ichor Holdings Ltd.(a)(b)	378,289	$9,147,028
Kulicke & Soffa Industries Inc.	1,074,697	25,233,885
MaxLinear Inc.(a)(b)	425,727	9,527,770
PDF Solutions Inc.(a)(b)	470,280	6,146,560
Photronics Inc.(a)(b)	1,131,244	12,307,935
Power Integrations Inc.(a)	188,909	17,083,041
Rambus Inc.(a)(b)	1,883,483	24,720,714
Rudolph Technologies Inc.(a)(b)	283,197	7,465,073
SMART Global Holdings Inc.(a)(b)	62,841	1,601,189
SolarEdge Technologies Inc.(a)(b)	276,439	23,143,473
Ultra Clean Holdings Inc.(a)(b)	666,038	9,747,466
Veeco Instruments Inc.(a)(b)	825,357	9,640,170
Xperi Corp.	836,277	17,294,208

		252,041,510

Software — 1.4%
Alarm.com Holdings Inc.(a)(b)	246,541	11,498,672
Ebix Inc.	164,622	6,930,586
LivePerson Inc.(b)	372,237	13,288,861
MicroStrategy Inc., Class A(b)	64,995	9,643,308
Monotype Imaging Holdings Inc.	232,544	4,606,697
OneSpan Inc.(a)(b)	180,116	2,611,682
Progress Software Corp.	241,184	9,179,463
Qualys Inc.(a)(b)	223,061	16,856,720
TiVo Corp.	2,131,819	16,233,802

		90,849,791

Specialty Retail — 5.3%
Abercrombie & Fitch Co., Class A	1,070,257	16,696,009
Asbury Automotive Group Inc.(a)(b)	173,802	17,785,159
Barnes & Noble Education Inc.(a)(b)	645,510	2,013,991
Boot Barn Holdings Inc.(a)(b)	145,831	5,089,502
Buckle Inc. (The)	481,175	9,912,205
Caleres Inc.(a)	717,114	16,787,639
Cato Corp. (The), Class A	368,391	6,487,365
Chico’s FAS Inc.	1,986,729	8,006,518
Conn’s Inc.(a)(b)	321,868	8,001,638
Designer Brands Inc. , Class A	418,557	7,165,696
Express Inc.(a)(b)	1,160,422	3,991,852
GameStop Corp., Class A(a)	1,521,473	8,398,531
Genesco Inc.(a)(b)	241,131	9,650,063
Group 1 Automotive Inc.	295,873	27,312,037
Haverty Furniture Companies Inc.	306,253	6,207,748
Hibbett Sports Inc.(a)(b)	301,387	6,901,762
Lithia Motors Inc., Class A	378,934	50,163,283
Lumber Liquidators Holdings Inc.(a)(b)	486,559	4,802,337
MarineMax Inc.(a)(b)	362,668	5,614,101
Michaels Companies Inc. (The)(b)	1,368,968	13,402,197
Office Depot Inc.	9,284,664	16,294,585
Rent-A-Center Inc./TX	827,836	21,349,890
RH(a)(b)	138,202	23,609,048
Signet Jewelers Ltd.	885,802	14,846,042
Sonic Automotive Inc., Class A	411,134	12,913,719
Tile Shop Holdings Inc.	607,242	1,937,102
Vitamin Shoppe Inc.(a)(b)	254,599	1,659,985
Zumiez Inc.(a)(b)	342,972	10,863,638

		337,863,642

Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf Inc.(b)	698,512	7,823,334

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.4%
Fossil Group Inc.(a)(b)	787,010	$9,845,495
G-III Apparel Group Ltd.(a)(b)	728,304	18,768,394
Movado Group Inc.	86,979	2,162,298
Oxford Industries Inc.	95,830	6,871,011
Steven Madden Ltd.	701,308	25,099,813
Unifi Inc.(b)	246,193	5,396,551
Vera Bradley Inc.(a)(b)	397,710	4,016,871
Wolverine World Wide Inc.	546,221	15,436,205

		87,596,638

Thrifts & Mortgage Finance — 3.0%
Axos Financial Inc.(b)	457,955	12,662,456
Dime Community Bancshares Inc.	521,005	11,154,717
Flagstar Bancorp. Inc.(a)	478,671	17,878,362
HomeStreet Inc.(b)	198,379	5,419,714
Meta Financial Group Inc.(a)	586,917	19,139,363
NMI Holdings Inc., Class A(a)(b)	608,755	15,985,906
Northfield Bancorp. Inc.	730,760	11,736,006
Northwest Bancshares Inc.	1,650,950	27,059,071
Oritani Financial Corp.	646,073	11,432,262
Provident Financial Services Inc.	1,027,546	25,205,703
TrustCo Bank Corp. NY	791,434	6,450,187
Walker & Dunlop Inc.	484,460	27,095,848

		191,219,595

Tobacco — 0.6%
Universal Corp./VA	423,231	23,197,291
Vector Group Ltd.	1,210,187	14,413,327

		37,610,618

Trading Companies & Distributors — 0.9%
Applied Industrial Technologies Inc.	295,062	16,759,522
GMS Inc.(b)	705,736	20,268,738
Kaman Corp.(a)	260,508	15,489,806
Veritiv Corp.(a)(b)	214,394	3,876,243

		56,394,309

Water Utilities — 0.6%
American States Water Co.	199,765	17,950,883
California Water Service Group	350,846	18,570,279

		36,521,162

Wireless Telecommunication Services — 0.1%
Spok Holdings Inc.	306,257	3,656,709

Total Common Stocks — 99.1% (Cost: $6,118,851,218)		6,317,262,692

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(d)(e)(f)	434,451,370	434,668,596
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(d)(e)	32,089,000	32,089,000

		466,757,596

Total Short-Term Investments — 7.3% (Cost: $466,609,494)		466,757,596

Total Investments in Securities — 106.4% (Cost: $6,585,460,712)		6,784,020,288

Other Assets, Less Liabilities — (6.4)%		(410,356,436)

Net Assets — 100.0%		$6,373,663,852

27

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® S&P Small-Cap 600 Value ETF

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

28

Schedule of Investments (unaudited) September 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Arconic Inc.(a)	2,910,610	$75,675,860
Boeing Co. (The)	4,029,700	1,533,179,959
General Dynamics Corp.	1,761,700	321,915,441
Huntington Ingalls Industries Inc.	304,526	64,495,562
L3Harris Technologies Inc.	1,682,249	350,984,431
Lockheed Martin Corp.	1,873,308	730,702,518
Northrop Grumman Corp.	1,184,911	444,092,794
Raytheon Co.	2,096,473	411,307,038
Textron Inc.(a)	1,732,115	84,804,350
TransDigm Group Inc.	374,759	195,125,769
United Technologies Corp.	6,114,520	834,754,270

		5,047,037,992

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	1,020,496	86,517,651
Expeditors International of Washington Inc.	1,292,507	96,020,345
FedEx Corp.	1,805,085	262,766,223
United Parcel Service Inc., Class B	5,264,151	630,750,573

		1,076,054,792

Airlines — 0.4%
Alaska Air Group Inc.	929,237	60,316,774
American Airlines Group Inc.	3,024,592	81,573,246
Delta Air Lines Inc.	4,382,604	252,437,990
Southwest Airlines Co.	3,639,309	196,559,079
United Airlines Holdings Inc.(b)	1,658,365	146,616,050

		737,503,139

Auto Components — 0.1%
Aptiv PLC	1,927,039	168,461,749
BorgWarner Inc.	1,556,733	57,100,967

		225,562,716

Automobiles — 0.4%
Ford Motor Co.	29,541,917	270,603,960
General Motors Co.	9,498,606	356,007,753
Harley-Davidson Inc.	1,158,380	41,666,928

		668,278,641

Banks — 5.4%
Bank of America Corp.	63,150,604	1,842,103,119
BB&T Corp.	5,775,455	308,236,033
Citigroup Inc.	17,029,097	1,176,370,021
Citizens Financial Group Inc.	3,368,809	119,154,774
Comerica Inc.	1,125,367	74,262,968
Fifth Third Bancorp.	5,532,504	151,479,959
First Republic Bank/CA(a)	1,267,546	122,571,698
Huntington Bancshares Inc./OH	7,807,378	111,411,284
JPMorgan Chase & Co.	24,103,109	2,836,694,898
KeyCorp.	7,499,214	133,785,978
M&T Bank Corp.	1,012,333	159,918,244
People’s United Financial Inc.	3,072,689	48,041,493
PNC Financial Services Group Inc. (The)	3,354,454	470,160,273
Regions Financial Corp.	7,469,364	118,165,338
SunTrust Banks Inc.	3,362,262	231,323,626
SVB Financial Group(a)(b)	386,043	80,663,685
U.S. Bancorp.	10,809,723	598,210,071
Wells Fargo & Co.	30,224,632	1,524,530,438
Zions Bancorp. N.A.	1,326,227	59,043,626

		10,166,127,526

Beverages — 1.9%
Brown-Forman Corp., Class B, NVS(a)	1,378,627	86,550,203

Security	Shares	Value

Beverages (continued)
Coca-Cola Co. (The)	29,009,985	$1,579,303,584
Constellation Brands Inc., Class A	1,260,671	261,311,885
Molson Coors Brewing Co., Class B	1,405,174	80,797,505
Monster Beverage Corp.(b)	2,912,340	169,090,460
PepsiCo Inc.	10,539,610	1,444,980,531

		3,622,034,168

Biotechnology — 2.1%
AbbVie Inc.	11,145,031	843,901,747
Alexion Pharmaceuticals Inc.(a)(b)	1,690,253	165,543,379
Amgen Inc.	4,520,635	874,788,079
Biogen Inc.(a)(b)	1,389,033	323,394,663
Celgene Corp.(a)(b)	5,342,580	530,518,194
Gilead Sciences Inc.	9,546,722	605,071,240
Incyte Corp.(a)(b)	1,345,598	99,883,740
Regeneron Pharmaceuticals Inc.(b)	602,996	167,271,091
Vertex Pharmaceuticals Inc.(b)	1,936,191	328,029,479

		3,938,401,612

Building Products — 0.3%
Allegion PLC(a)	699,365	72,489,183
AO Smith Corp.	1,038,858	49,563,915
Fortune Brands Home & Security Inc.	1,052,456	57,569,343
Johnson Controls International PLC	5,984,527	262,660,890
Masco Corp.	2,174,703	90,641,621

		532,924,952

Capital Markets — 2.7%
Affiliated Managers Group Inc.	375,997	31,339,350
Ameriprise Financial Inc.	986,870	145,168,577
Bank of New York Mellon Corp. (The)	6,456,350	291,891,583
BlackRock Inc.(c)	884,080	393,981,411
Cboe Global Markets Inc.	831,080	95,499,403
Charles Schwab Corp. (The)	8,767,260	366,734,486
CME Group Inc.	2,699,350	570,480,629
E*TRADE Financial Corp.	1,815,889	79,336,190
Franklin Resources Inc.	2,114,676	61,029,549
Goldman Sachs Group Inc. (The)	2,439,119	505,458,630
Intercontinental Exchange Inc.(a)	4,224,487	389,793,415
Invesco Ltd.	2,883,189	48,841,222
MarketAxess Holdings Inc.(a)	288,144	94,367,160
Moody’s Corp.	1,229,397	251,817,388
Morgan Stanley	9,456,104	403,491,958
MSCI Inc.	643,742	140,174,820
Nasdaq Inc.	872,324	86,665,389
Northern Trust Corp.	1,612,430	150,471,968
Raymond James Financial Inc.	928,510	76,564,935
S&P Global Inc.(a)	1,856,647	454,841,382
State Street Corp.	2,804,209	165,981,131
T Rowe Price Group Inc.	1,782,827	203,687,985

		5,007,618,561

Chemicals — 2.0%
Air Products & Chemicals Inc.	1,660,446	368,386,550
Albemarle Corp.	792,525	55,096,338
Celanese Corp.	932,998	114,096,325
CF Industries Holdings Inc.	1,634,702	80,427,338
Corteva Inc.(b)	5,645,259	158,067,252
Dow Inc.(b)	5,610,459	267,338,371
DuPont de Nemours Inc.	5,619,553	400,730,325
Eastman Chemical Co.	1,030,105	76,052,652
Ecolab Inc.(a)	1,886,454	373,593,350
FMC Corp.	974,977	85,485,983

1

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
International Flavors & Fragrances Inc.	803,595	$98,593,071
Linde PLC	4,075,053	789,419,267
LyondellBasell Industries NV, Class A	1,947,807	174,270,292
Mosaic Co. (The)(a)	2,660,613	54,542,567
PPG Industries Inc.	1,776,149	210,491,418
Sherwin-Williams Co. (The)(a)	618,463	340,074,250

		3,646,665,349

Commercial Services & Supplies — 0.4%
Cintas Corp.	628,713	168,557,955
Copart Inc.(a)(b)	1,526,990	122,663,107
Republic Services Inc.	1,595,969	138,131,117
Rollins Inc.	1,033,705	35,218,329
Waste Management Inc.	2,942,087	338,340,005

		802,910,513

Communications Equipment — 1.1%
Arista Networks Inc.(a)(b)	412,148	98,470,400
Cisco Systems Inc.	32,001,617	1,581,199,896
F5 Networks Inc.(a)(b)	461,600	64,817,872
Juniper Networks Inc.	2,601,132	64,378,017
Motorola Solutions Inc.	1,253,877	213,673,180

		2,022,539,365

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	1,019,605	93,293,858
Quanta Services Inc.(a)	1,094,840	41,384,952

		134,678,810

Construction Materials — 0.1%
Martin Marietta Materials Inc.(a)	470,659	129,007,632
Vulcan Materials Co.(a)	997,197	150,816,074

		279,823,706

Consumer Finance — 0.7%
American Express Co.	5,128,445	606,592,475
Capital One Financial Corp.	3,541,974	322,248,795
Discover Financial Services	2,410,216	195,444,415
Synchrony Financial	4,622,524	157,581,843

		1,281,867,528

Containers & Packaging — 0.4%
Amcor PLC(b)	12,209,480	119,042,430
Avery Dennison Corp.	632,987	71,888,334
Ball Corp.(a)	2,504,799	182,374,415
International Paper Co.	2,944,642	123,144,929
Packaging Corp. of America	725,292	76,953,481
Sealed Air Corp.	1,191,781	49,470,829
Westrock Co.	1,968,512	71,752,262

		694,626,680

Distributors — 0.1%
Genuine Parts Co.	1,099,285	109,477,793
LKQ Corp.(a)(b)	2,323,554	73,075,773

		182,553,566

Diversified Consumer Services — 0.0%
H&R Block Inc.	1,442,910	34,081,534

Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B(a)(b)	14,781,190	3,074,783,144

Diversified Telecommunication Services — 2.2%
AT&T Inc.	55,081,238	2,084,274,046
CenturyLink Inc.	7,435,159	92,790,784

Security	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Inc.	31,177,774	$1,881,890,439

		4,058,955,269

Electric Utilities — 2.2%
Alliant Energy Corp.	1,778,632	95,921,624
American Electric Power Co. Inc.	3,719,766	348,504,877
Duke Energy Corp.	5,492,299	526,491,782
Edison International	2,703,346	203,886,355
Entergy Corp.	1,505,944	176,737,588
Evergy Inc.	1,773,627	118,052,613
Eversource Energy	2,450,870	209,475,859
Exelon Corp.	7,321,379	353,695,820
FirstEnergy Corp.	4,076,844	196,626,186
NextEra Energy Inc.	3,684,277	858,399,698
Pinnacle West Capital Corp.	849,210	82,432,815
PPL Corp.	5,433,882	171,112,944
Southern Co. (The)	7,879,112	486,692,748
Xcel Energy Inc.	3,971,489	257,709,921

		4,085,740,830

Electrical Equipment — 0.5%
AMETEK Inc.(a)	1,733,424	159,162,991
Eaton Corp. PLC	3,171,378	263,700,081
Emerson Electric Co.	4,634,445	309,858,993
Rockwell Automation Inc.	875,684	144,312,723

		877,034,788

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A(a)	2,252,144	217,331,896
CDW Corp./DE	1,097,071	135,203,030
Corning Inc.	5,860,328	167,136,555
FLIR Systems Inc.	997,455	52,456,158
IPG Photonics Corp.(a)(b)	277,077	37,571,641
Keysight Technologies Inc.(a)(b)	1,413,987	137,510,236
TE Connectivity Ltd.	2,532,325	235,962,044

		983,171,560

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	4,933,329	114,453,233
Halliburton Co.	6,588,323	124,189,888
Helmerich & Payne Inc.	824,714	33,046,290
National Oilwell Varco Inc.(a)	2,884,971	61,161,385
Schlumberger Ltd.	10,457,866	357,345,281
TechnipFMC PLC	3,178,383	76,726,166

		766,922,243

Entertainment — 1.8%
Activision Blizzard Inc.(a)	5,797,788	306,818,941
Electronic Arts Inc.(a)(b)	2,221,544	217,311,434
Netflix Inc.(a)(b)	3,300,465	883,270,443
Take-Two Interactive Software Inc.(b)	850,868	106,647,795
Viacom Inc., Class B, NVS	2,705,211	65,006,221
Walt Disney Co. (The)	13,579,060	1,769,623,099

		3,348,677,933

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities Inc.	860,380	132,532,935
American Tower Corp.	3,337,025	737,916,338
Apartment Investment & Management Co., Class A	1,140,801	59,481,364
AvalonBay Communities Inc.	1,052,261	226,583,361
Boston Properties Inc.	1,088,626	141,151,247
Crown Castle International Corp.	3,134,022	435,660,398
Digital Realty Trust Inc.	1,580,170	205,121,868

2

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Duke Realty Corp.	2,737,506	$92,993,079
Equinix Inc.	639,089	368,626,535
Equity Residential	2,632,651	227,092,475
Essex Property Trust Inc.	497,810	162,609,637
Extra Space Storage Inc.	973,364	113,708,383
Federal Realty Investment Trust	527,904	71,868,851
HCP Inc.	3,701,547	131,886,120
Host Hotels & Resorts Inc.	5,432,097	93,920,957
Iron Mountain Inc.	2,191,112	70,970,118
Kimco Realty Corp.	3,127,242	65,296,813
Macerich Co. (The)	821,383	25,947,489
Mid-America Apartment Communities Inc.	859,521	111,746,325
Prologis Inc.(a)	4,757,544	405,437,900
Public Storage	1,130,248	277,215,927
Realty Income Corp.	2,401,815	184,171,174
Regency Centers Corp.	1,263,066	87,770,456
SBA Communications Corp.(a)	856,787	206,614,185
Simon Property Group Inc.	2,321,854	361,396,575
SL Green Realty Corp.	604,939	49,453,763
UDR Inc.	2,204,934	106,895,200
Ventas Inc.	2,821,857	206,080,217
Vornado Realty Trust	1,189,347	75,725,724
Welltower Inc.	3,048,136	276,313,528
Weyerhaeuser Co.	5,644,623	156,356,057

		5,868,544,999

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	3,315,194	955,140,543
Kroger Co. (The)	6,032,547	155,519,062
Sysco Corp.	3,878,948	307,988,471
Walgreens Boots Alliance Inc.	5,711,537	315,905,111
Walmart Inc.	10,720,314	1,272,286,866

		3,006,840,053

Food Products — 1.2%
Archer-Daniels-Midland Co.	4,183,324	171,809,117
Campbell Soup Co.	1,263,539	59,285,250
Conagra Brands Inc.	3,689,426	113,191,590
General Mills Inc.	4,559,132	251,299,356
Hershey Co. (The)	1,128,282	174,872,427
Hormel Foods Corp.	2,107,244	92,149,780
JM Smucker Co. (The)	854,112	93,969,402
Kellogg Co.	1,887,557	121,464,293
Kraft Heinz Co. (The)	4,690,189	131,020,430
Lamb Weston Holdings Inc.	1,093,935	79,550,953
McCormick & Co. Inc./MD, NVS	924,302	144,468,402
Mondelez International Inc., Class A	10,871,147	601,391,852
Tyson Foods Inc., Class A	2,221,308	191,343,471

		2,225,816,323

Gas Utilities — 0.1%
Atmos Energy Corp.	895,231	101,957,859

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	13,322,905	1,114,727,461
ABIOMED Inc.(a)(b)	340,822	60,628,826
Align Technology Inc.(a)(b)	547,891	99,124,440
Baxter International Inc.(a)	3,859,839	337,620,117
Becton Dickinson and Co.	2,034,724	514,703,783
Boston Scientific Corp.(a)(b)	10,492,023	426,920,416
Cooper Companies Inc. (The)	376,954	111,955,338
Danaher Corp.	4,812,786	695,110,682

Security	Shares	Value

Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA Inc.(a)	1,685,178	$89,836,839
Edwards Lifesciences Corp.(a)(b)	1,567,700	344,752,907
Hologic Inc.(a)(b)	2,014,987	101,736,694
IDEXX Laboratories Inc.(a)(b)	652,660	177,477,834
Intuitive Surgical Inc.(a)(b)	868,795	469,088,484
Medtronic PLC	10,113,697	1,098,549,768
ResMed Inc.	1,079,862	145,900,155
Stryker Corp.	2,418,769	523,179,735
Teleflex Inc.(a)	348,511	118,406,612
Varian Medical Systems Inc.(a)(b)	684,139	81,474,114
Zimmer Biomet Holdings Inc.	1,545,520	212,153,530

		6,723,347,735

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	1,148,242	94,534,764
Anthem Inc.	1,928,385	463,005,238
Cardinal Health Inc.	2,247,373	106,053,532
Centene Corp.(b)	3,111,680	134,611,277
Cigna Corp.(a)(b)	2,846,472	432,065,985
CVS Health Corp.	9,803,336	618,296,402
DaVita Inc.(a)(b)	733,316	41,850,344
HCA Healthcare Inc.	2,004,894	241,429,335
Henry Schein Inc.(a)(b)	1,093,807	69,456,745
Humana Inc.	1,017,867	260,238,056
Laboratory Corp. of America Holdings(a)(b)	735,238	123,519,984
McKesson Corp.	1,395,987	190,775,583
Quest Diagnostics Inc.	1,013,437	108,468,162
UnitedHealth Group Inc.	7,143,759	1,552,481,706
Universal Health Services Inc., Class B(a)	615,212	91,512,785
WellCare Health Plans Inc.(b)	379,250	98,290,222

		4,626,590,120

Health Care Technology — 0.1%
Cerner Corp.(a)	2,402,024	163,745,976

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	3,016,779	131,863,410
Chipotle Mexican Grill Inc.(a)(b)	193,172	162,355,271
Darden Restaurants Inc.	934,019	110,419,726
Hilton Worldwide Holdings Inc.(a)	2,166,154	201,690,599
Marriott International Inc./MD, Class A	2,064,601	256,774,426
McDonald’s Corp.	5,724,798	1,229,171,379
MGM Resorts International	3,927,848	108,879,947
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,636,979	84,746,403
Royal Caribbean Cruises Ltd.	1,295,019	140,289,408
Starbucks Corp.	9,023,162	797,827,984
Wynn Resorts Ltd.	727,552	79,099,453
Yum! Brands Inc.	2,293,224	260,120,398

		3,563,238,404

Household Durables — 0.4%
DR Horton Inc.	2,547,974	134,303,710
Garmin Ltd.	1,087,048	92,062,095
Leggett & Platt Inc.	975,115	39,921,208
Lennar Corp., Class A(a)	2,139,145	119,471,248
Mohawk Industries Inc.(a)(b)	446,139	55,352,466
Newell Brands Inc.	2,868,710	53,702,251
NVR Inc.(b)	25,893	96,253,344
PulteGroup Inc.(a)	1,970,818	72,033,398
Whirlpool Corp.	474,528	75,146,254

		738,245,974

3

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 1.9%
Church & Dwight Co. Inc.	1,857,010	$139,721,432
Clorox Co. (The)	942,966	143,208,247
Colgate-Palmolive Co.	6,462,986	475,094,101
Kimberly-Clark Corp.	2,593,004	368,336,218
Procter & Gamble Co. (The)	18,865,216	2,346,455,566

		3,472,815,564

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	5,004,180	81,768,301
NRG Energy Inc.(a)	1,904,770	75,428,892

		157,197,193

Industrial Conglomerates — 1.3%
3M Co.	4,336,536	712,926,518
General Electric Co.(a)	65,785,954	588,126,429
Honeywell International Inc.	5,423,757	917,699,684
Roper Technologies Inc.	782,468	279,028,089

		2,497,780,720

Insurance — 2.4%
Aflac Inc.	5,573,797	291,621,059
Allstate Corp. (The)	2,487,827	270,377,038
American International Group Inc.	6,557,495	365,252,472
Aon PLC	1,782,910	345,117,889
Arthur J Gallagher & Co.	1,409,248	126,226,343
Assurant Inc.	450,018	56,621,265
Chubb Ltd.	3,435,503	554,627,604
Cincinnati Financial Corp.	1,150,467	134,224,985
Everest Re Group Ltd.	307,104	81,717,303
Globe Life Inc.(b)	752,537	72,062,943
Hartford Financial Services Group Inc. (The)	2,740,648	166,110,675
Lincoln National Corp.	1,509,081	91,027,766
Loews Corp.(a)	1,969,459	101,387,749
Marsh & McLennan Companies Inc.	3,828,399	383,031,320
MetLife Inc.	6,014,235	283,631,323
Principal Financial Group Inc.	1,969,426	112,533,002
Progressive Corp. (The)	4,403,317	340,156,238
Prudential Financial Inc.	3,041,872	273,616,387
Travelers Companies Inc. (The)	1,962,155	291,752,827
Unum Group	1,561,714	46,414,140
Willis Towers Watson PLC	969,708	187,124,553

		4,574,634,881

Interactive Media & Services — 4.8%
Alphabet Inc., Class A(a)(b)	2,257,916	2,757,231,544
Alphabet Inc., Class C, NVS(a)(b)	2,277,953	2,776,824,707
Facebook Inc., Class A(b)	18,134,691	3,229,425,773
TripAdvisor Inc.(b)	787,483	30,459,843
Twitter Inc.(a)(b)	5,840,335	240,621,802

		9,034,563,669

Internet & Direct Marketing Retail — 3.5%
Amazon.com Inc.(a)(b)	3,132,183	5,437,187,792
Booking Holdings Inc.(a)(b)	320,462	628,941,926
eBay Inc.	5,955,534	232,146,715
Expedia Group Inc.	1,059,144	142,359,545

		6,440,635,978

IT Services — 5.5%
Accenture PLC, Class A	4,802,862	923,830,506
Akamai Technologies Inc.(a)(b)	1,253,406	114,536,240
Alliance Data Systems Corp.	312,468	40,036,525
Automatic Data Processing Inc.	3,271,126	528,025,159
Broadridge Financial Solutions Inc.	863,538	107,450,033

Security	Shares	Value

IT Services (continued)
Cognizant Technology Solutions Corp., Class A	4,182,752	$252,073,549
DXC Technology Co.	1,963,970	57,937,115
Fidelity National Information Services Inc.(a)	4,624,232	613,913,040
Fiserv Inc.(a)(b)	4,299,149	445,348,845
FleetCor Technologies Inc.(a)(b)	651,574	186,858,392
Gartner Inc.(a)(b)	682,211	97,549,351
Global Payments Inc.(a)	2,268,646	360,714,760
International Business Machines Corp.	6,677,854	971,093,529
Jack Henry & Associates Inc.	572,614	83,584,465
Leidos Holdings Inc.	1,016,545	87,300,885
Mastercard Inc., Class A	6,729,823	1,827,618,032
Paychex Inc.	2,410,832	199,544,565
PayPal Holdings Inc.(b)	8,869,949	918,838,017
VeriSign Inc.(b)	781,289	147,374,544
Visa Inc., Class A(a)	13,018,162	2,239,254,046
Western Union Co. (The)	3,167,527	73,391,600

		10,276,273,198

Leisure Products — 0.1%
Hasbro Inc.	890,027	105,637,305

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	2,335,631	178,979,403
Illumina Inc.(a)(b)	1,111,258	338,066,909
IQVIA Holdings Inc.(a)(b)	1,375,860	205,525,967
Mettler-Toledo International Inc.(a)(b)	183,912	129,547,613
PerkinElmer Inc.(a)	846,075	72,060,208
Thermo Fisher Scientific Inc.	3,018,847	879,299,565
Waters Corp.(a)(b)	502,830	112,246,741

		1,915,726,406

Machinery — 1.6%
Caterpillar Inc.	4,240,877	535,665,174
Cummins Inc.	1,195,117	194,409,682
Deere & Co.	2,373,556	400,371,426
Dover Corp.	1,106,496	110,162,742
Flowserve Corp.(a)	986,568	46,082,591
Fortive Corp.	2,219,152	152,145,061
IDEX Corp.	568,879	93,227,890
Illinois Tool Works Inc.	2,217,324	346,989,033
Ingersoll-Rand PLC	1,829,633	225,429,082
PACCAR Inc.	2,601,970	182,163,920
Parker-Hannifin Corp.	974,766	176,052,487
Pentair PLC	1,256,277	47,487,271
Snap-on Inc.	412,631	64,593,257
Stanley Black & Decker Inc.	1,140,310	164,672,167
Wabtec Corp.(a)	1,354,868	97,360,814
Xylem Inc./NY	1,357,082	108,050,869

		2,944,863,466

Media — 1.4%
CBS Corp., Class B, NVS	2,463,654	99,457,712
Charter Communications Inc., Class A(a)(b)	1,218,760	502,275,371
Comcast Corp., Class A	34,189,573	1,541,265,951
Discovery Inc., Class A(a)(b)	1,171,032	31,184,582
Discovery Inc., Class C, NVS(b)	2,613,102	64,334,571
DISH Network Corp., Class A(a)(b)	1,812,701	61,758,723
Fox Corp., Class A, NVS	2,662,071	83,948,409
Fox Corp., Class B(b)	1,225,787	38,661,322
Interpublic Group of Companies Inc. (The)	2,928,030	63,128,327
News Corp., Class A, NVS	2,977,157	41,442,025
News Corp., Class B	821,094	11,737,539

4

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Omnicom Group Inc.	1,629,749	$127,609,347

		2,666,803,879

Metals & Mining — 0.2%
Freeport-McMoRan Inc.	10,937,003	104,667,119
Newmont Goldcorp Corp.	6,180,477	234,363,688
Nucor Corp.	2,267,310	115,428,752

		454,459,559

Multi-Utilities — 1.2%
Ameren Corp.	1,852,524	148,294,546
CenterPoint Energy Inc.	3,799,281	114,662,301
CMS Energy Corp.	2,139,223	136,803,311
Consolidated Edison Inc.	2,508,700	236,996,889
Dominion Energy Inc.	6,195,716	502,100,825
DTE Energy Co.	1,381,756	183,718,278
NiSource Inc.	2,805,207	83,931,793
Public Service Enterprise Group Inc.	3,811,555	236,621,334
Sempra Energy	2,069,536	305,484,209
WEC Energy Group Inc.	2,377,800	226,128,780

		2,174,742,266

Multiline Retail — 0.6%
Dollar General Corp.	1,935,459	307,621,854
Dollar Tree Inc.(a)(b)	1,776,140	202,764,142
Kohl’s Corp.	1,204,681	59,824,459
Macy’s Inc.	2,307,517	35,858,814
Nordstrom Inc.	753,648	25,375,328
Target Corp.	3,851,456	411,759,161

		1,043,203,758

Oil, Gas & Consumable Fuels — 4.1%
Apache Corp.	2,822,445	72,254,592
Cabot Oil & Gas Corp.	3,119,294	54,805,996
Chevron Corp.	14,310,553	1,697,231,586
Cimarex Energy Co.	764,339	36,642,412
Concho Resources Inc.(a)	1,515,760	102,920,104
ConocoPhillips	8,368,413	476,832,173
Devon Energy Corp.	3,055,141	73,506,692
Diamondback Energy Inc.(a)	1,234,898	111,029,679
EOG Resources Inc.	4,374,815	324,698,769
Exxon Mobil Corp.	31,894,696	2,252,084,485
Hess Corp.	1,950,739	117,980,695
HollyFrontier Corp.	1,145,661	61,453,256
Kinder Morgan Inc./DE	14,675,803	302,468,300
Marathon Oil Corp.	5,963,457	73,171,617
Marathon Petroleum Corp.	4,983,697	302,759,593
Noble Energy Inc.	3,648,241	81,939,493
Occidental Petroleum Corp.	6,742,720	299,848,758
ONEOK Inc.	3,111,812	229,309,426
Phillips 66	3,379,220	346,032,128
Pioneer Natural Resources Co.	1,259,955	158,464,540
Valero Energy Corp.	3,117,562	265,740,985
Williams Companies Inc. (The)	9,127,713	219,612,775

		7,660,788,054

Personal Products — 0.2%
Coty Inc., Class A	2,079,996	21,860,758
Estee Lauder Companies Inc. (The), Class A(a)	1,665,704	331,391,811

		353,252,569

Pharmaceuticals — 4.3%
Allergan PLC	2,469,517	415,595,016
Bristol-Myers Squibb Co.	12,330,654	625,287,464

Security	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Co.	6,404,265	$716,188,955
Johnson & Johnson	19,894,418	2,573,939,801
Merck & Co. Inc.	19,300,478	1,624,714,238
Mylan NV(a)(b)	3,820,004	75,559,679
Nektar Therapeutics(a)(b)	1,310,813	23,876,459
Perrigo Co. PLC	1,019,115	56,958,337
Pfizer Inc.	41,693,850	1,498,060,031
Zoetis Inc.(a)	3,596,855	448,132,164

		8,058,312,144

Professional Services — 0.3%
Equifax Inc.	911,240	128,184,131
IHS Markit Ltd.(a)(b)	3,028,784	202,565,074
Nielsen Holdings PLC	2,677,137	56,889,161
Robert Half International Inc.	858,285	47,772,143
Verisk Analytics Inc.(a)	1,229,299	194,401,344

		629,811,853

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	2,535,775	134,421,433

Road & Rail — 1.0%
CSX Corp.	6,016,766	416,781,381
JB Hunt Transport Services Inc.(a)	638,600	70,661,090
Kansas City Southern(a)	758,238	100,853,236
Norfolk Southern Corp.	1,982,323	356,144,150
Union Pacific Corp.	5,310,850	860,251,483

		1,804,691,340

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices Inc.(a)(b)	8,202,274	237,783,923
Analog Devices Inc.	2,784,637	311,127,492
Applied Materials Inc.	6,984,028	348,502,997
Broadcom Inc.	3,000,740	828,414,292
Intel Corp.	33,393,989	1,720,792,253
KLA Corp.	1,201,051	191,507,582
Lam Research Corp.	1,091,960	252,362,876
Maxim Integrated Products Inc.	2,043,680	118,349,509
Microchip Technology Inc.	1,787,763	166,101,060
Micron Technology Inc.(a)(b)	8,320,627	356,538,867
NVIDIA Corp.(a)	4,590,730	799,108,371
Qorvo Inc.(a)(b)	876,690	64,997,797
QUALCOMM Inc.	9,163,809	699,015,351
Skyworks Solutions Inc.	1,284,742	101,815,803
Texas Instruments Inc.	7,037,763	909,560,490
Xilinx Inc.	1,904,171	182,609,999

		7,288,588,662

Software — 6.6%
Adobe Inc.(a)(b)	3,659,311	1,010,884,664
ANSYS Inc.(a)(b)	639,177	141,488,221
Autodesk Inc.(a)(b)	1,655,284	244,485,447
Cadence Design Systems Inc.(a)(b)	2,108,386	139,322,147
Citrix Systems Inc.	915,897	88,402,378
Fortinet Inc.(a)(b)	1,066,658	81,876,668
Intuit Inc.	1,960,424	521,355,158
Microsoft Corp.	57,556,830	8,002,126,075
Oracle Corp.	16,596,289	913,293,784
salesforce.com Inc.(a)(b)	6,610,955	981,330,160
Symantec Corp.	4,279,732	101,130,067
Synopsys Inc.(b)	1,139,351	156,375,925

		12,382,070,694

5

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 2.4%
Advance Auto Parts Inc.(a)	539,962	$89,309,715
AutoZone Inc.(a)(b)	184,903	200,549,492
Best Buy Co. Inc.	1,747,185	120,538,293
CarMax Inc.(a)(b)	1,242,682	109,356,016
Gap Inc. (The)	1,615,384	28,043,066
Home Depot Inc. (The)	8,255,424	1,915,423,476
L Brands Inc.	1,723,271	33,758,879
Lowe’s Companies Inc.	5,817,936	639,740,243
O’Reilly Automotive Inc.(a)(b)	579,474	230,926,184
Ross Stores Inc.(a)	2,745,985	301,646,452
Tiffany & Co.	816,830	75,662,963
TJX Companies Inc. (The)	9,110,716	507,831,310
Tractor Supply Co.	883,099	79,867,474
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	442,985	111,034,190

		4,443,687,753

Technology Hardware, Storage & Peripherals — 4.2%
Apple Inc.	32,022,265	7,172,026,692
Hewlett Packard Enterprise Co.	9,845,222	149,352,018
HP Inc.	11,189,660	211,708,367
NetApp Inc.	1,790,346	94,011,068
Seagate Technology PLC	1,792,982	96,444,502
Western Digital Corp.	2,241,868	133,705,007
Xerox Holdings Corp.(b)	1,425,881	42,648,101

		7,899,895,755

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)(b)	1,091,100	36,180,876
Hanesbrands Inc.	2,789,991	42,742,662
NIKE Inc., Class B	9,436,733	886,297,963
PVH Corp.(a)	550,105	48,535,764
Ralph Lauren Corp.	376,409	35,935,767
Tapestry Inc.	2,125,703	55,374,563
Under Armour Inc., Class A(a)(b)	1,469,636	29,304,542
Under Armour Inc., Class C, NVS(a)(b)	1,519,107	27,541,410
VF Corp.	2,454,951	218,466,090

		1,380,379,637

Tobacco — 0.8%
Altria Group Inc.	14,081,983	575,953,105
Philip Morris International Inc.	11,728,150	890,518,429

		1,466,471,534

Trading Companies & Distributors — 0.2%
Fastenal Co.	4,322,592	141,219,081
United Rentals Inc.(a)(b)	574,229	71,571,902
WW Grainger Inc.	334,408	99,369,337

		312,160,320

Water Utilities — 0.1%
American Water Works Co. Inc.	1,361,786	169,174,675

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)(b)	2,382,739	187,688,351

Total Common Stocks — 99.8% (Cost: $164,443,348,874)		186,245,636,976

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	1,342,696,714	1,343,368,062

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.85%(c)(d)	110,021,000	$110,021,000

		1,453,389,062

Total Short-Term Investments — 0.8% (Cost: $1,452,977,436)		1,453,389,062

Total Investments in Securities — 100.6% (Cost: $165,896,326,310)		187,699,026,038

Other Assets, Less Liabilities — (0.6)%		(1,196,170,530)

Net Assets — 100.0%		$186,502,855,508

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

6

Schedule of Investments (unaudited) September 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise Inc.(a)(b)	1,693,039	$96,130,755
Curtiss-Wright Corp.	1,221,552	158,032,182
Teledyne Technologies Inc.(a)(b)	1,039,993	334,867,346

		589,030,283

Air Freight & Logistics — 0.4%
XPO Logistics Inc.(a)(b)	2,635,240	188,604,127

Airlines — 0.3%
JetBlue Airways Corp.(a)(b)	8,469,589	141,865,616

Auto Components — 1.0%
Adient PLC	2,489,057	57,148,749
Dana Inc.	4,114,338	59,411,041
Delphi Technologies PLC	2,512,197	33,663,440
Gentex Corp.	7,283,457	200,549,988
Goodyear Tire & Rubber Co. (The)	6,669,465	96,073,643
Visteon Corp.(a)(b)	799,140	65,961,016

		512,807,877

Automobiles — 0.2%
Thor Industries Inc.	1,578,728	89,419,154

Banks — 6.9%
Associated Banc-Corp.	4,652,093	94,204,883
BancorpSouth Bank	2,688,170	79,596,714
Bank of Hawaii Corp.	1,160,038	99,682,065
Bank OZK	3,467,790	94,566,633
Cathay General Bancorp.	2,172,555	75,463,698
Commerce Bancshares Inc.(b)	2,823,671	171,255,646
Cullen/Frost Bankers Inc.	1,629,984	144,335,083
East West Bancorp. Inc.	4,160,854	184,284,224
First Financial Bankshares Inc.(b)	3,882,464	129,402,525
First Horizon National Corp.	8,933,023	144,714,973
FNB Corp.	9,281,827	107,019,465
Fulton Financial Corp.	4,764,692	77,092,717
Hancock Whitney Corp.	2,602,991	99,681,540
Home BancShares Inc./AR	4,465,228	83,923,960
International Bancshares Corp.	1,651,769	63,791,319
PacWest Bancorp.	3,379,236	122,801,436
Pinnacle Financial Partners Inc.	2,067,833	117,349,523
Prosperity Bancshares Inc.	1,974,067	139,428,352
Signature Bank/New York NY	1,564,690	186,542,342
Sterling Bancorp./DE	5,866,137	117,674,708
Synovus Financial Corp.	4,411,651	157,760,640
TCF Financial Corp.	4,387,725	167,040,691
Texas Capital Bancshares Inc.(a)(b)	1,441,694	78,788,577
Trustmark Corp.	1,841,076	62,799,102
UMB Financial Corp.	1,237,628	79,926,016
Umpqua Holdings Corp.	6,290,858	103,547,523
United Bankshares Inc./WV	2,911,988	110,276,986
Valley National Bancorp.(b)	9,477,645	103,022,001
Webster Financial Corp.	2,634,640	123,485,577
Wintrust Financial Corp.	1,619,569	104,672,745

		3,424,131,664

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	263,425	95,907,774

Biotechnology — 0.8%
Exelixis Inc.(a)(b)	8,659,383	153,141,188
Ligand Pharmaceuticals Inc.(a)(b)	543,480	54,097,999

Security	Shares	Value

Biotechnology (continued)
Repligen Corp.(a)(b)	1,325,249	$101,633,346
United Therapeutics Corp.(a)(b)	1,252,941	99,922,045

		408,794,578

Building Products — 1.3%
Lennox International Inc.	1,007,448	244,779,641
Owens Corning	3,110,112	196,559,078
Resideo Technologies Inc.(a)(b)	3,505,949	50,310,368
Trex Co. Inc.(a)(b)	1,670,235	151,874,469

		643,523,556

Capital Markets — 2.5%
Eaton Vance Corp., NVS	3,231,611	145,196,282
Evercore Inc., Class A	1,143,937	91,629,354
FactSet Research Systems Inc.(b)	1,093,651	265,724,383
Federated Investors Inc., Class B	2,756,571	89,340,466
Interactive Brokers Group Inc., Class A(b)	2,193,943	117,990,255
Janus Henderson Group PLC	4,541,175	101,994,791
Legg Mason Inc.	2,338,580	89,310,370
SEI Investments Co.	3,626,641	214,896,612
Stifel Financial Corp.(b)	1,989,212	114,140,985

		1,230,223,498

Chemicals — 2.5%
Ashland Global Holdings Inc.	1,730,184	133,310,677
Cabot Corp.	1,655,338	75,019,918
Chemours Co. (The)	4,683,754	69,975,285
Ingevity Corp.(a)(b)	1,195,610	101,435,553
Minerals Technologies Inc.(b)	1,001,890	53,190,340
NewMarket Corp.	211,860	100,016,987
Olin Corp.	4,711,309	88,195,705
PolyOne Corp.	2,197,562	71,750,399
RPM International Inc.	3,706,994	255,078,257
Scotts Miracle-Gro Co. (The)	1,126,348	114,684,753
Sensient Technologies Corp.	1,213,168	83,283,983
Valvoline Inc.	5,379,917	118,519,572

		1,264,461,429

Commercial Services & Supplies — 1.9%
Brink’s Co. (The)(b)	1,429,354	118,564,914
Clean Harbors Inc.(a)(b)	1,469,070	113,412,204
Deluxe Corp.	1,227,297	60,333,921
Healthcare Services Group Inc.	2,117,233	51,427,590
Herman Miller Inc.	1,692,001	77,984,326
HNI Corp.	1,236,465	43,894,507
KAR Auction Services Inc.	3,829,609	94,016,901
MSA Safety Inc.	1,018,048	111,079,217
Stericycle Inc.(a)(b)	2,604,937	132,669,441
Tetra Tech Inc.(b)	1,562,288	135,544,107

		938,927,128

Communications Equipment — 1.1%
Ciena Corp.(a)(b)	4,434,323	173,958,491
InterDigital Inc.	888,490	46,619,070
Lumentum Holdings Inc.(a)(b)	2,198,392	117,745,876
NetScout Systems Inc.(a)(b)	1,904,222	43,911,359
Plantronics Inc.	935,890	34,927,415
ViaSat Inc.(a)(b)	1,647,199	124,067,029

		541,229,240

Construction & Engineering — 1.3%
AECOM(a)(b)	4,509,049	169,359,880
Dycom Industries Inc.(a)(b)	898,230	45,854,641
EMCOR Group Inc.	1,604,771	138,202,879

7

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Fluor Corp.	4,010,546	$76,721,745
Granite Construction Inc.	1,335,653	42,914,531
MasTec Inc.(a)(b)	1,722,827	111,863,157
Valmont Industries Inc.(b)	620,245	85,866,718

		670,783,551

Construction Materials — 0.2%
Eagle Materials Inc.(b)	1,200,885	108,091,659

Consumer Finance — 0.7%
FirstCash Inc.	1,228,212	112,590,194
Green Dot Corp., Class A(a)(b)	1,374,886	34,715,872
Navient Corp.	5,811,680	74,389,504
SLM Corp.(b)	12,195,365	107,624,096

		329,319,666

Containers & Packaging — 1.1%
AptarGroup Inc.	1,830,785	216,856,483
Greif Inc., Class A, NVS	753,099	28,534,921
Owens-Illinois Inc.	4,433,888	45,536,030
Silgan Holdings Inc.	2,224,782	66,821,327
Sonoco Products Co.	2,860,969	166,537,006

		524,285,767

Distributors — 0.5%
Pool Corp.	1,141,276	230,195,369

Diversified Consumer Services — 1.0%
Adtalem Global Education Inc.(a)(b)	1,570,121	59,805,909
Graham Holdings Co., Class B	124,726	82,749,465
Service Corp. International/U.S.	5,213,280	249,246,917
Sotheby’s(a)	932,272	53,120,858
WW International Inc.(a)(b)	1,325,687	50,137,482

		495,060,631

Diversified Financial Services — 0.3%
Jefferies Financial Group Inc.	7,201,359	132,505,006

Electric Utilities — 1.6%
ALLETE Inc.	1,476,726	129,080,620
Hawaiian Electric Industries Inc.	3,115,287	142,088,240
IDACORP Inc.	1,440,735	162,327,612
OGE Energy Corp.	5,722,569	259,690,181
PNM Resources Inc.	2,277,125	118,592,670

		811,779,323

Electrical Equipment — 1.3%
Acuity Brands Inc.(b)	1,140,619	153,744,035
EnerSys(b)	1,217,788	80,300,941
Hubbell Inc.	1,555,428	204,383,239
nVent Electric PLC	4,464,052	98,387,706
Regal Beloit Corp.	1,202,475	87,600,304

		624,416,225

Electronic Equipment, Instruments & Components — 4.3%
Arrow Electronics Inc.(a)(b)	2,376,780	177,260,252
Avnet Inc.	2,962,256	131,775,958
Belden Inc.(b)	1,104,436	58,910,616
Cognex Corp.(b)	4,878,802	239,695,542
Coherent Inc.(a)(b)	685,080	105,310,498
II-VI Inc.(a)	2,477,346	87,227,353
Jabil Inc.	3,978,364	142,306,080
Littelfuse Inc.(b)	702,914	124,633,681
National Instruments Corp.	3,393,259	142,482,945
SYNNEX Corp.	1,168,043	131,872,055

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Tech Data Corp.(a)(b)	1,017,025	$106,014,686
Trimble Inc.(a)(b)	7,198,093	279,357,989
Vishay Intertechnology Inc.	3,783,520	64,054,994
Zebra Technologies Corp., Class A(a)(b)	1,547,050	319,264,709

		2,110,167,358

Energy Equipment & Services — 0.6%
Apergy Corp.(a)(b)	2,214,399	59,899,493
Core Laboratories NV	1,268,235	59,125,116
Oceaneering International Inc.(a)(b)	2,853,051	38,658,841
Patterson-UTI Energy Inc.	5,791,714	49,519,155
Transocean Ltd.(a)(b)	16,499,190	73,751,379

		280,953,984

Entertainment — 1.0%
Cinemark Holdings Inc.	3,047,621	117,760,076
Live Nation Entertainment Inc.(a)(b)	3,975,595	263,740,972
World Wrestling Entertainment Inc., Class A(b)	1,364,802	97,105,662

		478,606,710

Equity Real Estate Investment Trusts (REITs) — 11.0%
Alexander & Baldwin Inc.	1,938,381	47,509,718
American Campus Communities Inc.	3,928,005	188,858,480
Brixmor Property Group Inc.	8,514,729	172,763,851
Camden Property Trust	2,768,060	307,282,341
CoreCivic Inc.	3,404,676	58,832,801
CoreSite Realty Corp.	1,054,627	128,506,300
Corporate Office Properties Trust	3,211,268	95,631,561
Cousins Properties Inc.	4,195,614	157,713,130
CyrusOne Inc.	3,235,896	255,959,374
Douglas Emmett Inc.	4,709,391	201,703,216
EastGroup Properties Inc.	1,073,724	134,236,974
EPR Properties	2,217,175	170,412,070
First Industrial Realty Trust Inc.	3,615,970	143,047,773
GEO Group Inc. (The)	3,466,311	60,105,833
Healthcare Realty Trust Inc.	3,694,816	123,776,336
Highwoods Properties Inc.	2,965,230	133,257,436
JBG SMITH Properties	3,374,255	132,304,539
Kilroy Realty Corp.	2,655,630	206,847,021
Lamar Advertising Co., Class A	2,457,285	201,325,360
Liberty Property Trust	4,510,366	231,517,087
Life Storage Inc.	1,333,616	140,576,463
Mack-Cali Realty Corp.	2,588,254	56,061,582
Medical Properties Trust Inc.	12,758,487	249,556,006
National Retail Properties Inc.	4,906,706	276,738,218
Omega Healthcare Investors Inc.	6,190,778	258,712,613
Park Hotels & Resorts Inc.	6,853,584	171,133,992
Pebblebrook Hotel Trust	3,731,567	103,812,194
PotlatchDeltic Corp.	1,925,434	79,106,456
PS Business Parks Inc.(b)	571,997	104,074,854
Rayonier Inc.	3,702,998	104,424,544
Sabra Health Care REIT Inc.	5,417,795	124,392,573
Senior Housing Properties Trust	6,796,374	62,900,441
Service Properties Trust	4,720,964	121,753,662
Spirit Realty Capital Inc.	2,575,980	123,286,403
Tanger Factory Outlet Centers Inc.	2,671,614	41,356,585
Taubman Centers Inc.	1,753,279	71,586,382
Uniti Group Inc.	5,570,033	43,251,306
Urban Edge Properties	3,290,796	65,124,853
Weingarten Realty Investors	3,470,647	101,099,947

		5,450,540,275

8

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	1,051,113	$169,397,371
Sprouts Farmers Market Inc.(a)(b)	3,376,575	65,302,961

		234,700,332

Food Products — 1.7%
Flowers Foods Inc.	5,502,494	127,272,686
Hain Celestial Group Inc. (The)(a)(b)	2,291,119	49,201,780
Ingredion Inc.	1,907,629	155,929,594
Lancaster Colony Corp.	568,312	78,796,459
Pilgrim’s Pride Corp.(a)(b)	1,493,636	47,863,566
Post Holdings Inc.(a)(b)	1,963,490	207,815,782
Sanderson Farms Inc.	565,370	85,557,442
Tootsie Roll Industries Inc.(b)	486,515	18,069,167
TreeHouse Foods Inc.(a)(b)	1,611,887	89,379,134

		859,885,610

Gas Utilities — 1.9%
National Fuel Gas Co.	2,467,548	115,777,352
New Jersey Resources Corp.	2,572,320	116,320,310
ONE Gas Inc.	1,507,573	144,892,841
Southwest Gas Holdings Inc.	1,552,999	141,385,029
Spire Inc.	1,452,512	126,717,147
UGI Corp.	5,973,685	300,297,145

		945,389,824

Health Care Equipment & Supplies — 4.1%
Avanos Medical Inc.(a)(b)	1,362,574	51,042,022
Cantel Medical Corp.(b)	1,054,038	78,842,042
Globus Medical Inc., Class A(a)(b)	2,191,058	112,006,885
Haemonetics Corp.(a)(b)	1,451,398	183,079,344
Hill-Rom Holdings Inc.(b)	1,910,086	200,998,350
ICU Medical Inc.(a)(b)	551,125	87,959,550
Integra LifeSciences Holdings Corp.(a)(b)	2,029,531	121,913,927
LivaNova PLC(a)(b)	1,382,794	102,036,369
Masimo Corp.(a)(b)	1,402,509	208,679,314
NuVasive Inc.(a)(b)	1,493,439	94,654,164
Penumbra Inc.(a)(b)	915,078	123,068,840
STERIS PLC(b)	2,421,007	349,811,301
West Pharmaceutical Services Inc.(b)	2,108,314	299,001,092

		2,013,093,200

Health Care Providers & Services — 2.2%
Acadia Healthcare Co. Inc.(a)(b)	2,537,707	78,871,933
Amedisys Inc.(a)(b)	919,808	120,504,046
Chemed Corp.(b)	455,175	190,067,425
Covetrus Inc.(a)(b)	2,797,097	33,257,483
Encompass Health Corp.	2,820,031	178,451,562
HealthEquity Inc.(a)(b)	2,018,890	115,369,469
MEDNAX Inc.(a)(b)	2,407,158	54,449,914
Molina Healthcare Inc.(a)(b)	1,792,763	196,701,956
Patterson Companies Inc.	2,451,651	43,688,421
Tenet Healthcare Corp.(a)(b)	2,963,580	65,554,390

		1,076,916,599

Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)(b)	4,761,244	52,278,459
Medidata Solutions Inc.(a)(b)	1,779,899	162,860,759

		215,139,218

Hotels, Restaurants & Leisure — 4.1%
Boyd Gaming Corp.(b)	2,287,609	54,788,236
Brinker International Inc.	1,069,947	45,654,638
Caesars Entertainment Corp.(a)(b)	15,888,149	185,255,817
Cheesecake Factory Inc. (The)	1,171,752	48,838,623

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Churchill Downs Inc.	1,018,636	$125,755,707
Cracker Barrel Old Country Store Inc.	687,356	111,798,453
Domino’s Pizza Inc.(b)	1,178,757	288,312,175
Dunkin’ Brands Group Inc.	2,364,689	187,661,719
Eldorado Resorts Inc.(a)(b)	1,872,304	74,648,760
International Speedway Corp., Class A	687,980	30,965,980
Jack in the Box Inc.	738,248	67,269,158
Marriott Vacations Worldwide Corp.	1,107,460	114,743,931
Papa John’s International Inc.	632,470	33,109,804
Penn National Gaming Inc.(a)(b)	3,127,134	58,242,871
Scientific Games Corp./DE, Class A(a)(b)	1,557,952	31,704,323
Six Flags Entertainment Corp.	2,242,735	113,908,511
Texas Roadhouse Inc.	1,876,360	98,546,427
Wendy’s Co. (The)	5,271,867	105,331,903
Wyndham Destinations Inc.	2,636,529	121,333,065
Wyndham Hotels & Resorts Inc.	2,756,739	142,633,676

		2,040,503,777

Household Durables — 1.0%
Helen of Troy Ltd.(a)(b)	717,686	113,150,375
KB Home	2,450,309	83,310,506
Tempur Sealy International Inc.(a)	1,314,672	101,492,678
Toll Brothers Inc.	3,693,379	151,613,208
TRI Pointe Group Inc.(a)(b)	4,066,851	61,165,439

		510,732,206

Household Products — 0.2%
Energizer Holdings Inc.	1,836,010	80,013,316
Spectrum Brands Holdings Inc.	180,139	9,496,926

		89,510,242

Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	1,618,234	235,517,776

Insurance — 5.8%
Alleghany Corp.(a)	412,519	329,091,158
American Financial Group Inc./OH	2,060,705	222,247,034
Brighthouse Financial Inc.(a)(b)	3,184,953	128,895,048
Brown & Brown Inc.	6,674,032	240,665,594
CNO Financial Group Inc.	4,459,476	70,593,505
First American Financial Corp.	3,204,650	189,106,397
Genworth Financial Inc., Class A(a)(b)	14,388,571	63,309,712
Hanover Insurance Group Inc. (The)	1,130,756	153,262,668
Kemper Corp.	1,790,215	139,547,259
Mercury General Corp.	782,212	43,710,007
Old Republic International Corp.	8,147,746	192,042,373
Primerica Inc.	1,197,280	152,329,934
Reinsurance Group of America Inc.	1,794,193	286,855,577
RenaissanceRe Holdings Ltd.	1,262,490	244,228,691
Selective Insurance Group Inc.	1,701,457	127,932,552
WR Berkley Corp.	4,136,897	298,808,070

		2,882,625,579

Interactive Media & Services — 0.1%
Yelp Inc.(a)(b)	1,847,777	64,210,251

Internet & Direct Marketing Retail — 0.7%
Etsy Inc.(a)(b)	3,443,673	194,567,525
GrubHub Inc.(a)(b)	2,611,572	146,796,462

		341,363,987

IT Services — 2.5%
CACI International Inc., Class A(a)(b)	711,320	164,499,863
CoreLogic Inc.(a)(b)	2,289,231	105,922,718

9

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
KBR Inc.	4,042,959	$99,214,214
LiveRamp Holdings Inc.(a)(b)	1,939,943	83,339,951
MAXIMUS Inc.	1,824,208	140,938,310
Perspecta Inc.(b)	3,940,507	102,926,043
Sabre Corp.	7,823,763	175,213,173
Science Applications International Corp.	1,402,107	122,474,047
WEX Inc.(a)(b)	1,237,133	249,987,465

		1,244,515,784

Leisure Products — 0.8%
Brunswick Corp./DE	2,450,650	127,727,878
Mattel Inc.(a)(b)	9,876,200	112,489,918
Polaris Inc.	1,642,523	144,558,449

		384,776,245

Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories Inc., Class A(a)(b)	614,446	204,450,762
Bio-Techne Corp.(b)	1,088,162	212,920,658
Charles River Laboratories International Inc.(a)(b)	1,395,280	184,693,214
PRA Health Sciences Inc.(a)(b)	1,795,164	178,134,124
Syneos Health Inc.(a)(b)	1,781,513	94,794,307

		874,993,065

Machinery — 4.2%
AGCO Corp.(b)	1,809,005	136,941,679
Colfax Corp.(a)(b)	2,388,315	69,404,434
Crane Co.	1,456,709	117,454,447
Donaldson Co. Inc.	3,645,702	189,868,160
Graco Inc.	4,768,570	219,544,963
ITT Inc.(b)	2,515,716	153,936,662
Kennametal Inc.	2,361,722	72,599,334
Lincoln Electric Holdings Inc.	1,766,119	153,228,484
Nordson Corp.(b)	1,462,721	213,937,573
Oshkosh Corp.	1,955,255	148,208,329
Terex Corp.	1,870,784	48,584,261
Timken Co. (The)	1,962,370	85,382,719
Toro Co. (The)	3,047,506	223,382,190
Trinity Industries Inc.	2,924,496	57,554,081
Woodward Inc.(b)	1,608,909	173,488,657

		2,063,515,973

Marine — 0.3%
Kirby Corp.(a)(b)	1,712,461	140,695,796

Media — 1.1%
AMC Networks Inc., Class A(a)(b)	1,262,403	62,059,732
Cable One Inc.(b)	143,547	180,108,421
John Wiley & Sons Inc., Class A	1,258,844	55,313,605
Meredith Corp.	1,155,602	42,364,369
New York Times Co. (The), Class A(b)	4,108,910	117,021,757
TEGNA Inc.	6,215,017	96,519,214

		553,387,098

Metals & Mining — 1.9%
Allegheny Technologies Inc.(a)(b)	3,611,476	73,132,389
Carpenter Technology Corp.	1,365,277	70,530,210
Commercial Metals Co.	3,371,172	58,590,969
Compass Minerals International Inc.	968,493	54,710,169
Reliance Steel & Aluminum Co.	1,905,512	189,903,326
Royal Gold Inc.	1,874,209	230,921,291
Steel Dynamics Inc.	6,278,227	187,091,165
U.S. Steel Corp.	4,878,953	56,351,907
Worthington Industries Inc.	1,068,814	38,530,745

		959,762,171

Security	Shares	Value

Multi-Utilities — 0.8%
Black Hills Corp.	1,745,650	$133,943,724
MDU Resources Group Inc.	5,690,638	160,419,085
NorthWestern Corp.	1,441,355	108,173,693

		402,536,502

Multiline Retail — 0.2%
Dillard’s Inc., Class A(b)	294,523	19,470,916
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,569,102	92,012,141

		111,483,057

Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Corp.(b)	7,386,472	54,659,893
Chesapeake Energy Corp.(a)(b)	32,196,503	45,397,069
CNX Resources Corp.(a)(b)	5,409,118	39,270,197
EQT Corp.	7,324,664	77,934,425
Equitrans Midstream Corp.(b)	5,847,161	85,076,193
Matador Resources Co.(a)(b)	3,133,406	51,795,201
Murphy Oil Corp.	4,402,268	97,334,145
Oasis Petroleum Inc.(a)(b)	8,354,201	28,905,535
PBF Energy Inc., Class A	2,918,608	79,356,952
Southwestern Energy Co.(a)(b)	15,611,064	30,129,354
World Fuel Services Corp.(b)	1,872,947	74,805,503
WPX Energy Inc.(a)(b)	12,075,295	127,877,374

		792,541,841

Paper & Forest Products — 0.3%
Domtar Corp.	1,789,103	64,067,778
Louisiana-Pacific Corp.	3,544,933	87,134,453

		151,202,231

Personal Products — 0.2%
Edgewell Personal Care Co.(a)(b)	1,546,291	50,238,994
Nu Skin Enterprises Inc., Class A	1,587,958	67,535,854

		117,774,848

Pharmaceuticals — 0.5%
Catalent Inc.(a)(b)	4,174,488	198,956,098
Prestige Consumer Healthcare Inc.(a)(b)	1,434,562	49,764,956

		248,721,054

Professional Services — 0.7%
ASGN Inc.(a)(b)	1,517,705	95,402,936
Insperity Inc.	1,106,423	109,115,436
ManpowerGroup Inc.	1,710,687	144,108,273

		348,626,645

Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.	1,472,895	204,820,779

Road & Rail — 1.8%
Avis Budget Group Inc.(a)(b)	1,670,042	47,195,387
Genesee & Wyoming Inc., Class A(a)(b)	1,618,349	178,843,748
Knight-Swift Transportation Holdings Inc.(b)	3,509,672	127,401,094
Landstar System Inc.(b)	1,132,931	127,545,372
Old Dominion Freight Line Inc.(b)	1,829,748	311,002,268
Ryder System Inc.	1,528,404	79,125,475
Werner Enterprises Inc.	1,269,045	44,797,288

		915,910,632

Semiconductors & Semiconductor Equipment — 3.7%
Cirrus Logic Inc.(a)(b)	1,667,524	89,345,936
Cree Inc.(a)(b)	3,058,197	149,851,653
Cypress Semiconductor Corp.	10,557,863	246,420,522
First Solar Inc.(a)(b)	2,169,361	125,844,632
MKS Instruments Inc.(b)	1,557,598	143,735,143
Monolithic Power Systems Inc.	1,149,709	178,929,212

10

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.(a)(b)	1,907,932	$92,744,574
Silicon Laboratories Inc.(a)(b)	1,239,103	137,974,119
Synaptics Inc.(a)(b)	949,141	37,918,183
Teradyne Inc.(b)	4,858,362	281,347,743
Universal Display Corp.(b)	1,212,012	203,496,815
Versum Materials Inc.(b)	3,122,946	165,297,532

		1,852,906,064

Software — 3.4%
ACI Worldwide Inc.(a)(b)	3,334,312	104,447,323
Blackbaud Inc.(b)	1,405,743	126,994,823
CDK Global Inc.	3,464,799	166,622,184
CommVault Systems Inc.(a)(b)	1,187,650	53,099,832
Fair Isaac Corp.(a)(b)	826,099	250,737,568
j2 Global Inc.	1,328,503	120,654,642
LogMeIn Inc.	1,411,886	100,187,431
Manhattan Associates Inc.(a)(b)	1,838,903	148,344,305
PTC Inc.(a)(b)	2,963,430	202,046,657
Teradata Corp.(a)(b)	3,259,021	101,029,651
Tyler Technologies Inc.(a)(b)	1,102,999	289,537,238

		1,663,701,654

Specialty Retail — 2.2%
Aaron’s Inc.(b)	1,931,012	124,086,831
American Eagle Outfitters Inc.	4,549,552	73,793,734
AutoNation Inc.(a)(b)	1,685,526	85,456,168
Bed Bath & Beyond Inc.(b)	3,684,888	39,207,208
Dick’s Sporting Goods Inc.	1,886,935	77,005,817
Five Below Inc.(a)(b)	1,591,391	200,674,405
Foot Locker Inc.	3,136,098	135,353,990
Murphy USA Inc.(a)(b)	860,916	73,436,135
Sally Beauty Holdings Inc.(a)(b)	3,442,322	51,256,175
Urban Outfitters Inc.(a)(b)	2,013,855	56,569,187
Williams-Sonoma Inc.	2,235,645	151,979,147

		1,068,818,797

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	3,642,188	114,947,453

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	1,278,928	116,651,023
Deckers Outdoor Corp.(a)(b)	825,539	121,651,427
Skechers U.S.A. Inc., Class A(a)(b)	3,823,632	142,812,655

		381,115,105

Thrifts & Mortgage Finance — 0.6%
LendingTree Inc.(a)(b)	219,846	68,246,794
New York Community Bancorp. Inc.	13,360,800	167,678,040
Washington Federal Inc.	2,276,505	84,207,920

		320,132,754

Trading Companies & Distributors — 0.7%
GATX Corp.	1,023,102	79,321,098
MSC Industrial Direct Co. Inc., Class A	1,290,769	93,619,475
NOW Inc.(a)(b)	3,137,602	35,988,295
Watsco Inc.	932,360	157,736,665

		366,665,533

Water Utilities — 0.6%
Aqua America Inc.	6,168,567	276,536,859

Security	Shares	Value

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	2,794,303	$72,093,017

Total Common Stocks — 99.8% (Cost: $44,694,856,196)		49,457,401,006

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.11%(c)(d)(e)	3,069,815,555	3,071,350,463
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.85%(c)(d)	59,100,000	59,100,000

		3,130,450,463

Total Short-Term Investments — 6.3% (Cost: $3,117,897,126)		3,130,450,463

Total Investments in Securities — 106.1% (Cost: $47,812,753,322)		52,587,851,469

Other Assets, Less Liabilities — (6.1)%		(3,019,338,492)

Net Assets — 100.0%		$49,568,512,977

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

11

Schedule of Investments (unaudited) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
AAR Corp.	26,382	$1,087,202
Aerojet Rocketdyne Holdings Inc.(a)(b)	54,964	2,776,232
AeroVironment Inc.(a)	15,111	809,345
Air Industries Group(a)(b)	6,644	8,683
Arconic Inc.	307,859	8,004,334
Arotech Corp.(a)	14,298	42,036
Astronics Corp.(a)(b)	19,297	566,946
Astrotech Corp.	1,452	2,541
Axon Enterprise Inc.(a)	45,518	2,584,512
Boeing Co. (The)	410,689	156,254,844
BWX Technologies Inc.	75,326	4,309,400
CPI Aerostructures Inc.(a)(b)	6,507	53,488
Cubic Corp.(b)	21,543	1,517,273
Curtiss-Wright Corp.	33,777	4,369,731
Ducommun Inc.(a)	6,974	295,698
General Dynamics Corp.	180,587	32,998,663
HEICO Corp.(b)	30,907	3,859,666
HEICO Corp., Class A	55,292	5,380,465
Hexcel Corp.	68,227	5,603,484
Huntington Ingalls Industries Inc.	32,389	6,859,666
Innovative Solutions & Support Inc.(a)	12,970	60,959
Kratos Defense & Security Solutions Inc.(a)(b)	65,808	1,223,700
L3Harris Technologies Inc.	170,198	35,510,111
Lockheed Martin Corp.	189,838	74,048,210
Maxar Technologies Inc.(a)	50,767	385,829
Mercury Systems Inc.(a)	41,506	3,369,042
MICT Inc.(a)	4,533	2,448
Moog Inc., Class A	26,411	2,142,460
National Presto Industries Inc.	5,925	527,858
Northrop Grumman Corp.	121,534	45,549,728
Park Aerospace Corp.	13,870	243,557
Parsons Corp.(a)	14,413	475,341
Raytheon Co.	213,076	41,803,380
SIFCO Industries Inc.(a)	614	1,664
Spirit AeroSystems Holdings Inc., Class A	79,760	6,559,462
Teledyne Technologies Inc.(a)	28,369	9,134,534
Textron Inc.(b)	179,566	8,791,551
TransDigm Group Inc.	37,109	19,321,543
Triumph Group Inc.	34,360	786,157
United Technologies Corp.	623,434	85,111,210
Vectrus Inc.(a)	6,991	284,184
Wesco Aircraft Holdings Inc.(a)	53,525	589,310

		573,306,447

Air Freight & Logistics — 0.5%
Air T Inc.(a)	379	7,258
Air Transport Services Group Inc.(a)(b)	42,034	883,555
Atlas Air Worldwide Holdings Inc.(a)	19,937	503,010
CH Robinson Worldwide Inc.	102,355	8,677,657
Echo Global Logistics Inc.(a)(b)	19,677	445,684
Expeditors International of Washington Inc.	131,405	9,762,077
FedEx Corp.	184,552	26,865,235
Forward Air Corp.	21,086	1,343,600
Hub Group Inc., Class A(a)	26,706	1,241,829
Radiant Logistics Inc.(a)	21,304	110,142
United Parcel Service Inc., Class B	536,133	64,239,456
XPO Logistics Inc.(a)(b)	69,323	4,961,447

		119,040,950

Security	Shares	Value

Airlines — 0.4%
Alaska Air Group Inc.	95,145	$6,175,862
Allegiant Travel Co.	8,951	1,339,607
American Airlines Group Inc.	299,526	8,078,216
Delta Air Lines Inc.	447,371	25,768,570
Hawaiian Holdings Inc.	41,025	1,077,316
JetBlue Airways Corp.(a)	231,357	3,875,230
Mesa Air Group Inc.(a)(b)	46,218	311,740
SkyWest Inc.	41,363	2,374,236
Southwest Airlines Co.	368,152	19,883,890
Spirit Airlines Inc.(a)(b)	53,266	1,933,556
United Airlines Holdings Inc.(a)	169,088	14,949,070

		85,767,293

Auto Components — 0.3%
Adient PLC	65,214	1,497,313
American Axle & Manufacturing Holdings Inc.(a)(b)	80,501	661,718
Aptiv PLC	198,288	17,334,337
Autoliv Inc.	61,962	4,887,562
BorgWarner Inc.	150,973	5,537,690
Cooper Tire & Rubber Co.	40,757	1,064,573
Cooper-Standard Holdings Inc.(a)(b)	11,332	463,252
Dana Inc.	113,318	1,636,312
Delphi Technologies PLC	67,613	906,014
Dorman Products Inc.(a)(b)	20,812	1,655,386
Fox Factory Holding Corp.(a)	29,608	1,842,802
Garrett Motion Inc.(a)	55,203	549,822
Gentex Corp.	190,969	5,258,331
Gentherm Inc.(a)	22,677	931,684
Goodyear Tire & Rubber Co. (The)	184,810	2,662,188
Horizon Global Corp.(a)(b)	35,312	134,892
LCI Industries	19,995	1,836,541
Lear Corp.	41,697	4,916,076
Modine Manufacturing Co.(a)(b)	53,456	607,795
Motorcar Parts of America Inc.(a)(b)	26,072	440,617
Shiloh Industries Inc.(a)(b)	6,913	28,620
Standard Motor Products Inc.	18,374	892,058
Stoneridge Inc.(a)(b)	20,214	626,028
Strattec Security Corp.	15,109	301,878
Superior Industries International Inc.	53,384	154,280
Sypris Solutions Inc.(a)(b)	13,723	13,586
Tenneco Inc., Class A	32,770	410,280
Unique Fabricating Inc.	714	2,063
Veoneer Inc.(a)(b)	79,244	1,187,868
Visteon Corp.(a)	19,552	1,613,822
Workhorse Group Inc.(a)(b)	27,018	94,563
XPEL Inc.(a)(b)	21,062	248,532

		60,398,483

Automobiles — 0.4%
Ford Motor Co.	2,997,143	27,453,830
General Motors Co.	952,206	35,688,681
Harley-Davidson Inc.	115,573	4,157,161
Tesla Inc.(a)(b)	105,946	25,519,213
Thor Industries Inc.	38,787	2,196,896
Winnebago Industries Inc.(b)	22,027	844,735

		95,860,516

Banks — 5.6%
1st Constitution Bancorp.	6,138	115,088
1st Source Corp.	13,004	594,673
ACNB Corp.	6,132	210,328
Allegiance Bancshares Inc.(a)(b)	693	22,238

12

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Amalgamated Bank, Class A	26,112	$418,314
Amerant Bancorp Inc.(a)	22,565	473,188
American National Bankshares Inc.	14,571	516,833
American River Bankshares	6,201	84,334
Ameris Bancorp.	43,022	1,731,205
AmeriServ Financial Inc.	13,427	55,588
Ames National Corp.	6,845	195,835
Arrow Financial Corp.	8,182	273,197
Associated Banc-Corp.	123,315	2,497,129
Atlantic Capital Bancshares Inc.(a)(b)	6,511	112,901
Atlantic Union Bankshares Corp.	61,999	2,309,153
Auburn National BanCorp. Inc.	595	27,965
Banc of California Inc.	39,965	565,105
BancFirst Corp.	13,234	733,428
Bancorp. Inc. (The)(a)(b)	27,031	267,607
Bancorp. of New Jersey Inc.(a)(b)	6,311	106,593
BancorpSouth Bank	77,719	2,301,260
Bank First Corp.	6,804	450,289
Bank of America Corp.	6,423,587	187,376,033
Bank of Commerce Holdings	7,497	81,642
Bank of Hawaii Corp.	33,344	2,865,250
Bank of Marin Bancorp.	12,020	498,710
Bank of Princeton (The)	13,484	391,845
Bank of South Carolina Corp.	960	17,904
Bank of the James Financial Group Inc.	775	11,083
Bank OZK	88,483	2,412,931
BankFinancial Corp.	29	345
BankUnited Inc.	83,026	2,791,334
Bankwell Financial Group Inc.	6,092	167,530
Banner Corp.	19,279	1,082,901
Bar Harbor Bankshares	12,894	321,447
Baycom Corp.(a)	19,491	442,641
BB&T Corp.	591,510	31,568,889
BCB Bancorp. Inc.	6,868	88,185
Berkshire Hills Bancorp. Inc.	38,350	1,123,271
BOK Financial Corp.	22,913	1,813,564
Boston Private Financial Holdings Inc.	41,027	478,170
Bridge Bancorp. Inc.	6,893	203,757
Brookline Bancorp. Inc.	34,424	507,066
Bryn Mawr Bank Corp.	13,869	506,357
Business First Bancshares Inc.	18,039	440,152
Byline Bancorp Inc.(a)	22,098	395,112
C&F Financial Corp.	704	37,073
Cadence BanCorp.	101,899	1,787,308
Cambridge Bancorp.	5,588	419,156
Camden National Corp.	7,373	319,398
Capital Bancorp Inc/MD(a)	33,225	452,524
Capital City Bank Group Inc.	7,005	192,287
Capstar Financial Holdings Inc.	27,356	453,562
Carolina Financial Corp.(b)	15,319	544,437
Carolina Trust Bancshares Inc.(a)(b)	6,028	63,234
Carter Bank & Trust(a)	8,604	162,530
Cathay General Bancorp.	54,544	1,894,586
CB Financial Services Inc.	829	23,013
CBTX Inc.	13,596	379,056
CenterState Bank Corp.	88,340	2,118,835
Central Pacific Financial Corp.	9,084	257,986
Central Valley Community Bancorp.	6,798	138,339
Century Bancorp. Inc./MA, Class A, NVS	787	68,941
Chemung Financial Corp.	774	32,508

Security	Shares	Value

Banks (continued)
CIT Group Inc.	82,934	$3,757,740
Citigroup Inc.	1,736,885	119,984,016
Citizens & Northern Corp.	7,463	196,128
Citizens Community Bancorp. Inc./WI(b)	799	8,789
Citizens Financial Group Inc.	365,452	12,926,037
Citizens Holding Co.	828	16,767
City Holding Co.	11,902	907,527
Civista Bancshares Inc.	7,017	152,479
CNB Financial Corp./PA	7,596	218,005
Coastal Financial Corp/WA(a)	29,269	442,255
Codorus Valley Bancorp. Inc.	6,651	154,702
Colony Bankcorp Inc.	6,145	94,326
Columbia Banking System Inc.	49,678	1,833,118
Comerica Inc.	126,912	8,374,923
Commerce Bancshares Inc.	80,848	4,903,431
Community Bank System Inc.	34,800	2,146,812
Community Bankers Trust Corp.	14,528	124,941
Community Financial Corp. (The)	880	29,454
Community Trust Bancorp. Inc.	13,343	568,145
Community West Bancshares	6,151	60,772
ConnectOne Bancorp. Inc.	20,425	453,435
County Bancorp. Inc.	862	16,912
CrossFirst Bankshares Inc.(a)	32,644	466,972
Cullen/Frost Bankers Inc.	46,928	4,155,474
Customers Bancorp. Inc.(a)(b)	19,682	408,205
CVB Financial Corp.	116,557	2,432,545
DNB Financial Corp.	618	27,507
Eagle Bancorp. Inc.	22,565	1,006,850
Eagle Bancorp. Montana Inc.	850	14,875
East West Bancorp. Inc.	108,273	4,795,411
Emclaire Financial Corp.	214	6,889
Enterprise Bancorp. Inc./MA	6,254	187,495
Enterprise Financial Services Corp.	13,798	562,268
Equity Bancshares Inc., Class A(a)(b)	7,008	187,884
Esquire Financial Holdings Inc.(a)(b)	20,422	506,466
Evans Bancorp. Inc.	793	29,658
Farmers & Merchants Bancorp. Inc./Archbold OH	15,446	400,978
Farmers National Banc Corp.	13,486	195,277
Fauquier Bankshares Inc.	831	16,205
FB Financial Corp.	13,085	491,342
Fidelity D&D Bancorp. Inc.	6,268	390,183
Fifth Third Bancorp.	558,215	15,283,927
Financial Institutions Inc.	7,653	230,968
First Bancorp. Inc./ME	6,915	190,093
First BanCorp./Puerto Rico	144,865	1,445,753
First Bancorp./Southern Pines NC	14,830	532,397
First Bancshares Inc. (The)	5,976	193,025
First Bank/Hamilton NJ	6,573	71,186
First Busey Corp.	32,293	816,367
First Business Financial Services Inc.	6,659	160,349
First Capital Inc.(b)	627	36,259
First Choice Bancorp.	19,698	419,961
First Citizens BancShares Inc./NC, Class A	6,749	3,182,491
First Commonwealth Financial Corp.	43,630	579,406
First Community Bankshares Inc.	12,973	419,936
First Community Corp./SC	6,180	120,386
First Financial Bancorp.	66,329	1,623,402
First Financial Bankshares Inc.	101,545	3,384,495
First Financial Corp./IN	8,084	351,411
First Financial Northwest Inc.	6,909	102,115

13

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Foundation Inc.	19,256	$294,135
First Guaranty Bancshares Inc.	16,180	358,225
First Hawaiian Inc.	83,680	2,234,256
First Horizon National Corp.	236,849	3,836,954
First Internet Bancorp.	843	18,049
First Interstate BancSystem Inc., Class A	26,228	1,055,415
First Merchants Corp.	39,497	1,486,470
First Mid Bancshares Inc.	279	9,659
First Midwest Bancorp. Inc.	83,714	1,630,749
First Northwest Bancorp.	7,584	131,355
First of Long Island Corp. (The)	19,449	442,465
First Republic Bank/CA(b)	119,723	11,577,214
First Savings Financial Group Inc.	214	13,525
First U.S. Bancshares Inc.	6,069	54,500
First United Corp.	6,301	138,622
First Western Financial Inc.(a)(b)	26,937	460,353
Flushing Financial Corp.	20,334	410,848
FNB Corp.	280,412	3,233,150
FNCB Bancorp Inc.	56,597	442,023
Franklin Financial Network Inc.(b)	13,024	393,455
Franklin Financial Services Corp.	883	31,391
Fulton Financial Corp.	123,613	2,000,058
FVCBankcorp Inc.(a)	24,003	421,493
German American Bancorp. Inc.	13,623	436,617
Glacier Bancorp. Inc.	55,098	2,229,265
Glen Burnie Bancorp.	598	6,458
Great Southern Bancorp. Inc.	6,862	390,791
Great Western Bancorp. Inc.	30,924	1,020,492
Guaranty Bancshares Inc./TX	14,110	431,625
Hancock Whitney Corp.	71,973	2,756,206
Hanmi Financial Corp.	14,565	273,531
Harborone Bancorp. Inc.(a)(b)	50,116	504,418
Hawthorn Bancshares Inc.	6,391	152,298
Heartland Financial USA Inc.	22,468	1,005,218
Heritage Commerce Corp.	13,935	163,806
Heritage Financial Corp./WA	22,192	598,296
Hilltop Holdings Inc.	55,328	1,321,786
Home BancShares Inc./AR	116,021	2,180,615
HomeTrust Bancshares Inc.	13,330	347,513
Hope Bancorp Inc.	83,765	1,201,190
Horizon Bancorp Inc./IN	19,765	343,120
Howard Bancorp. Inc.(a)(b)	1,401	23,383
Huntington Bancshares Inc./OH	827,538	11,808,967
IBERIABANK Corp.	46,928	3,544,941
Independent Bank Corp.	24,450	1,825,192
Independent Bank Corp./MI	14,444	307,874
Independent Bank Group Inc.	28,384	1,493,282
International Bancshares Corp.	40,815	1,576,275
Investar Holding Corp.	6,181	147,108
Investors Bancorp. Inc.	190,958	2,169,283
JPMorgan Chase & Co.	2,452,124	288,590,474
KeyCorp.	796,553	14,210,506
Lakeland Bancorp. Inc.	27,946	431,207
Lakeland Financial Corp.	20,034	881,095
Landmark Bancorp. Inc./Manhattan KS	744	17,320
LCNB Corp.	6,705	118,947
LegacyTexas Financial Group Inc.	31,404	1,367,016
Level One Bancorp. Inc.	17,984	433,774
Limestone Bancorp. Inc.(a)(b)	457	7,052
Live Oak Bancshares Inc.(b)	28,855	522,275

Security	Shares	Value

Banks (continued)
M&T Bank Corp.	104,873	$16,566,788
Macatawa Bank Corp.	20,203	209,909
Mackinac Financial Corp.	764	11,811
MainStreet Bancshares Inc.(a)	1,804	37,974
Malvern Bancorp. Inc.(a)(b)	6,118	133,556
Mercantile Bank Corp.	13,040	427,712
Meridian Corp.(a)	1,164	20,312
Metropolitan Bank Holding Corp.(a)	11,945	469,797
Mid Penn Bancorp. Inc.	790	20,248
Middlefield Banc Corp.	269	12,603
Midland States Bancorp. Inc.	18,075	470,854
MidWestOne Financial Group Inc.	6,517	198,899
MutualFirst Financial Inc.	6,149	193,816
MVB Financial Corp.	27,607	547,999
National Bank Holdings Corp., Class A	22,819	780,182
National Bankshares Inc.	6,520	261,126
NBT Bancorp. Inc.	24,473	895,467
Nicolet Bankshares Inc.(a)(b)	6,494	432,306
Northeast Bank(a)	1,038	23,012
Northrim BanCorp. Inc.	6,152	244,050
Norwood Financial Corp.	1,117	35,308
Oak Valley Bancorp.	6,121	102,649
OFG Bancorp.	36,448	798,211
Ohio Valley Banc Corp.	781	28,499
Old Line Bancshares Inc.	8,452	245,193
Old National Bancorp./IN	128,716	2,214,559
Old Point Financial Corp.	766	18,208
Old Second Bancorp. Inc.(b)	20,668	252,563
Opus Bank	14,105	307,066
Origin Bancorp Inc.	12,720	429,173
Orrstown Financial Services Inc.	6,945	152,096
Pacific Mercantile Bancorp.(a)	7,571	56,858
Pacific Premier Bancorp. Inc.	41,444	1,292,638
PacWest Bancorp.	97,976	3,560,448
Park National Corp.	8,528	808,540
Parke Bancorp. Inc.	6,668	148,163
Pathfinder Bancorp. Inc.	713	9,376
Patriot National Bancorp Inc.	59	752
PCB Bancorp.	27,077	445,417
Peapack Gladstone Financial Corp.	7,695	215,691
Penns Woods Bancorp. Inc.	5,921	273,846
Peoples Bancorp. Inc./OH	13,627	433,475
Peoples Bancorp. of North Carolina Inc.	893	26,531
Peoples Financial Services Corp.	6,170	279,439
People’s United Financial Inc.	310,304	4,851,603
People’s Utah Bancorp.	2,323	65,718
Pinnacle Financial Partners Inc.	60,292	3,421,571
Plumas Bancorp.(b)	5,958	120,352
PNC Financial Services Group Inc. (The)	343,129	48,092,961
Popular Inc.	81,066	4,384,049
Preferred Bank/Los Angeles CA	7,326	383,736
Premier Financial Bancorp. Inc.	7,338	125,993
Prosperity Bancshares Inc.	54,851	3,874,126
QCR Holdings Inc.	7,398	280,976
RBB Bancorp.	20,678	407,150
Regions Financial Corp.	806,483	12,758,561
Reliant Bancorp Inc.	19,297	462,742
Renasant Corp.	40,895	1,431,734
Republic Bancorp. Inc./KY, Class A	6,722	292,071
Republic First Bancorp. Inc.(a)(b)	26,464	111,149

14

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Richmond Mutual BanCorp. Inc.(a)(b)	33,225	$464,818
S&T Bancorp. Inc.	19,874	725,997
Salisbury Bancorp. Inc.	207	8,116
Sandy Spring Bancorp. Inc.	25,907	873,325
SB Financial Group Inc.	865	14,454
SB One Bancorp.	754	17,010
Seacoast Banking Corp. of Florida(a)	38,052	963,096
Select Bancorp. Inc.(a)	6,714	77,882
ServisFirst Bancshares Inc.	32,583	1,080,126
Shore Bancshares Inc.	7,636	117,671
Sierra Bancorp.	7,046	187,142
Signature Bank/New York NY	43,278	5,159,603
Simmons First National Corp., Class A	59,640	1,485,036
SmartFinancial Inc.(a)	6,255	130,292
Sound Financial Bancorp. Inc.	260	9,350
South State Corp.	27,379	2,061,639
Southern First Bancshares Inc.(a)(b)	6,067	241,770
Southern National Bancorp. of Virginia Inc.	13,175	202,763
Southside Bancshares Inc.	20,233	690,148
Southwest Georgia Financial Corp.	281	5,634
Spirit of Texas Bancshares Inc.(a)	20,126	433,715
Sterling Bancorp./DE	157,204	3,153,512
Stewardship Financial Corp.	6,117	95,731
Stock Yards Bancorp. Inc.	14,045	515,311
Summit Financial Group Inc.	6,789	173,798
Summit State Bank	868	10,216
SunTrust Banks Inc.	344,457	23,698,642
SVB Financial Group(a)(b)	40,090	8,376,805
Synovus Financial Corp.	124,531	4,453,229
TCF Financial Corp.	121,510	4,625,886
Texas Capital Bancshares Inc.(a)	34,717	1,897,284
Tompkins Financial Corp.	7,480	606,852
TowneBank/Portsmouth VA	47,194	1,312,229
TriCo Bancshares	14,181	514,770
TriState Capital Holdings Inc.(a)	14,271	300,262
Triumph Bancorp. Inc.(a)(b)	25,729	820,498
Trustmark Corp.	49,800	1,698,678
Two River Bancorp.	6,619	137,410
U.S. Bancorp.	1,101,108	60,935,317
UMB Financial Corp.	33,307	2,150,966
Umpqua Holdings Corp.	163,271	2,687,441
Union Bankshares Inc./Morrisville VT	808	25,500
United Bancorp. Inc./OH	5,974	66,610
United Bancshares Inc./OH	679	13,594
United Bankshares Inc./WV	87,509	3,313,966
United Community Banks Inc./GA	36,095	1,023,293
United Security Bancshares/Fresno CA	7,640	80,373
Unity Bancorp. Inc.	6,129	135,757
Univest Financial Corp.	13,683	349,053
Valley National Bancorp.	280,076	3,044,426
Veritex Holdings Inc.	29,331	711,717
Village Bank and Trust Financial Corp.(a)	113	3,955
Washington Trust Bancorp. Inc.	12,769	616,870
Webster Financial Corp.	67,898	3,182,379
Wellesley Bank	267	8,253
Wells Fargo & Co.	3,073,612	155,032,989
WesBanco Inc.	39,078	1,460,345
West Bancorp. Inc.	12,996	282,533
Westamerica Bancorp.	18,144	1,128,194
Western Alliance Bancorp.(b)	73,696	3,395,912

Security	Shares	Value

Banks (continued)
Wintrust Financial Corp.	40,083	$2,590,564
Zions Bancorp. N.A.	149,867	6,672,079

		1,268,714,246

Beverages — 1.7%
Alkaline Water Co. Inc. (The)(a)(b)	144,624	212,597
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	6,836	2,488,851
Brown-Forman Corp., Class A	41,686	2,490,739
Brown-Forman Corp., Class B, NVS	133,511	8,381,821
Castle Brands Inc.(a)(b)	61,228	77,147
Celsius Holdings Inc.(a)(b)	111,576	387,727
Coca-Cola Co. (The)	2,955,745	160,910,758
Coca-Cola Consolidated Inc.	3,919	1,190,867
Constellation Brands Inc., Class A	128,234	26,580,344
Craft Brew Alliance Inc.(a)(b)	6,865	56,224
Keurig Dr Pepper Inc.	206,542	5,642,727
MGP Ingredients Inc.(b)	8,224	408,568
Molson Coors Brewing Co., Class B	142,509	8,194,268
Monster Beverage Corp.(a)	300,040	17,420,322
National Beverage Corp.(b)	11,728	520,254
New Age Beverages Corp.(a)(b)	79,944	220,645
PepsiCo Inc.	1,069,920	146,686,032
Primo Water Corp.(a)	29,660	364,225
Reed’s Inc.(a)	6,984	9,079
Willamette Valley Vineyards Inc.(a)	794	5,494

		382,248,689

Biotechnology — 2.5%
AbbVie Inc.	1,136,109	86,026,173
Abeona Therapeutics Inc.(a)(b)	19,842	44,843
ACADIA Pharmaceuticals Inc.(a)(b)	90,090	3,242,339
Acceleron Pharma Inc.(a)(b)	33,505	1,323,783
Achieve Life Sciences Inc.(a)	1,892	3,226
Achillion Pharmaceuticals Inc.(a)(b)	87,937	316,573
Acorda Therapeutics Inc.(a)	33,399	95,855
Actinium Pharmaceuticals Inc.(a)	27,214	6,259
Adamas Pharmaceuticals Inc.(a)	26,812	137,143
ADMA Biologics Inc.(a)(b)	10,558	46,983
Aduro Biotech Inc.(a)(b)	19,536	20,708
Advaxis Inc.(a)(b)	1,169	310
Adverum Biotechnologies Inc.(a)(b)	39,001	212,555
Aeglea BioTherapeutics Inc.(a)	7,141	54,914
Aevi Genomic Medicine Inc.(a)(b)	19,858	2,979
Agenus Inc.(a)(b)	56,033	144,565
AgeX Therapeutics Inc.(a)(b)	5,212	10,216
Agios Pharmaceuticals Inc.(a)(b)	35,867	1,162,091
AIM ImmunoTech Inc.(a)(b)	414	315
Aimmune Therapeutics Inc.(a)(b)	28,837	603,847
Akcea Therapeutics Inc.(a)(b)	12,872	198,100
Akebia Therapeutics Inc.(a)	62,258	244,051
Akero Therapeutics Inc.(a)	24,296	552,734
Albireo Pharma Inc.(a)(b)	2,646	52,920
Alder Biopharmaceuticals Inc.(a)	48,630	917,162
Aldeyra Therapeutics Inc.(a)(b)	8,471	44,642
Alector Inc.(a)(b)	6,098	87,933
Alexion Pharmaceuticals Inc.(a)	170,227	16,672,032
Alkermes PLC(a)	118,181	2,305,711
Allakos Inc.(a)(b)	18,785	1,477,065
Allena Pharmaceuticals Inc.(a)(b)	59,340	233,800
Allogene Therapeutics Inc.(a)(b)	15,779	430,057
Alnylam Pharmaceuticals Inc.(a)(b)	73,365	5,900,013

15

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Alpine Immune Sciences Inc.(a)	718	$2,815
Altimmune Inc.(a)(b)	120	234
AMAG Pharmaceuticals Inc.(a)(b)	27,736	320,351
Amgen Inc.	461,423	89,289,965
Amicus Therapeutics Inc.(a)(b)	169,738	1,361,299
AnaptysBio Inc.(a)(b)	18,008	630,100
Anavex Life Sciences Corp.(a)(b)	21,249	67,147
Anika Therapeutics Inc.(a)(b)	12,809	703,086
Anixa Biosciences Inc.(a)	6,833	27,332
Apellis Pharmaceuticals Inc.(a)(b)	26,529	639,084
Applied Genetic Technologies Corp./DE(a)(b)	7,082	29,461
Aptevo Therapeutics Inc.(a)	13,099	7,707
AquaBounty Technologies Inc.(a)	234	585
Aravive Inc.(a)(b)	1,635	12,263
ARCA biopharma Inc.(a)	48	255
Arcturus Therapeutics Ltd.(a)(b)	39,695	407,668
Arcus Biosciences Inc.(a)(b)	35,319	321,403
Ardelyx Inc.(a)	13,486	63,384
Arena Pharmaceuticals Inc.(a)(b)	35,134	1,608,083
Armata Pharmaceuticals Inc.(a)	5	19
ArQule Inc.(a)(b)	76,233	546,591
Arrowhead Pharmaceuticals Inc.(a)(b)	70,851	1,996,581
Assembly Biosciences Inc.(a)	18,748	184,293
Atara Biotherapeutics Inc.(a)(b)	62,978	889,249
Athenex Inc.(a)	37,650	458,012
Athersys Inc.(a)(b)	61,531	81,836
Atreca Inc., Class A(a)	38,567	472,060
aTyr Pharma Inc.(a)	406	1,421
Audentes Therapeutics Inc.(a)	25,885	727,110
AVEO Pharmaceuticals Inc.(a)(b)	46,834	39,551
Avid Bioservices Inc.(a)(b)	26,878	142,453
Avrobio Inc.(a)(b)	31,122	439,443
Bellicum Pharmaceuticals Inc.(a)(b)	45,231	47,493
Biocept Inc.(a)	1,893	1,542
BioCryst Pharmaceuticals Inc.(a)(b)	68,227	195,470
Biogen Inc.(a)	142,592	33,198,269
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	31,241	1,303,375
BioMarin Pharmaceutical Inc.(a)(b)	135,201	9,112,547
Bio-Path Holdings Inc.(a)(b)	260	2,470
BioSpecifics Technologies Corp.(a)(b)	5,955	318,712
Bluebird Bio Inc.(a)(b)	42,303	3,884,261
Blueprint Medicines Corp.(a)(b)	36,535	2,684,226
BrainStorm Cell Therapeutics Inc.(a)(b)	13,719	53,504
Brickell Biotech Inc.(a)	983	4,079
Bridgebio Pharma Inc.(a)	18,711	401,725
Caladrius Biosciences Inc.(a)(b)	5,892	14,907
Calithera Biosciences Inc.(a)(b)	19,791	61,154
Calyxt Inc.(a)	26,099	147,198
Cancer Genetics Inc.(a)(b)	7,608	775
Capricor Therapeutics Inc.(a)	603	2,231
CareDx Inc.(a)(b)	28,223	638,122
CASI Pharmaceuticals Inc.(a)(b)	20,314	67,849
Castle Biosciences Inc.(a)	20,474	370,375
Catabasis Pharmaceutical Inc.(a)	461	2,489
Catalyst Biosciences Inc.(a)(b)	45	221
Catalyst Pharmaceuticals Inc.(a)(b)	75,807	402,535
Celcuity Inc.(a)(b)	21,819	370,487
Celgene Corp.(a)	541,443	53,765,290
Celldex Therapeutics Inc.(a)(b)	5,362	11,421
Cellectar Biosciences Inc.(a)	59	118

Security	Shares	Value

Biotechnology (continued)
Cellular Biomedicine Group Inc.(a)(b)	6,651	$98,834
CEL-SCI Corp.(a)(b)	11,099	99,225
Celsion Corp.(a)(b)	461	710
ChemoCentryx Inc.(a)(b)	20,970	142,177
Chimerix Inc.(a)(b)	55,479	130,376
Cidara Therapeutics Inc.(a)(b)	5,970	11,910
Cleveland BioLabs Inc.(a)(b)	741	748
Clovis Oncology Inc.(a)(b)	40,317	158,446
Cohbar Inc.(a)(b)	142,611	185,394
Coherus Biosciences Inc.(a)(b)	40,986	830,376
Conatus Pharmaceuticals Inc.(a)	12,788	4,028
Concert Pharmaceuticals Inc.(a)(b)	12,831	75,446
Corbus Pharmaceuticals Holdings Inc.(a)(b)	53,807	262,040
Cortexyme Inc.(a)(b)	596	14,858
Corvus Pharmaceuticals Inc.(a)(b)	901	2,712
Crinetics Pharmaceuticals Inc.(a)(b)	18,136	272,765
CTI BioPharma Corp.(a)(b)	13,804	11,486
Cue Biopharma Inc.(a)(b)	59,819	504,274
Curis Inc.(a)(b)	15,297	34,265
Cyclacel Pharmaceuticals Inc.(a)	796	318
Cyclerion Therapeutics Inc.(a)(b)	11,992	145,343
Cytokinetics Inc.(a)	35,131	399,791
CytomX Therapeutics Inc.(a)	35,723	263,636
CytRx Corp.(a)	6,815	2,215
Deciphera Pharmaceuticals Inc.(a)	12,194	413,864
Denali Therapeutics Inc.(a)(b)	50,236	769,616
Dicerna Pharmaceuticals Inc.(a)(b)	41,662	598,266
Dyadic International Inc.(a)(b)	2,880	17,654
Dynavax Technologies Corp.(a)(b)	40,261	143,933
Eagle Pharmaceuticals Inc./DE(a)(b)	4,748	268,594
Editas Medicine Inc.(a)(b)	35,932	817,094
Eiger BioPharmaceuticals Inc.(a)	8,030	82,308
Emergent BioSolutions Inc.(a)(b)	32,587	1,703,648
Enanta Pharmaceuticals Inc.(a)(b)	11,477	689,538
Enochian Biosciences Inc.(a)(b)	61,982	340,901
Epizyme Inc.(a)	54,155	558,609
Esperion Therapeutics Inc.(a)(b)	18,860	691,408
Evelo Biosciences Inc.(a)	53,077	323,770
Exact Sciences Corp.(a)(b)	98,291	8,882,558
Exelixis Inc.(a)(b)	224,626	3,972,511
Exicure Inc.(a)(b)	162,367	410,789
Fate Therapeutics Inc.(a)(b)	53,240	826,817
Fibrocell Science Inc.(a)(b)	555	1,643
FibroGen Inc.(a)(b)	56,133	2,075,798
Five Prime Therapeutics Inc.(a)(b)	20,151	78,085
Flexion Therapeutics Inc.(a)(b)	16,218	222,268
Fortress Biotech Inc.(a)(b)	75,133	105,938
Forty Seven Inc.(a)	25,477	163,562
G1 Therapeutics Inc.(a)(b)	18,189	414,345
Galectin Therapeutics Inc.(a)(b)	21,199	77,800
Genocea Biosciences Inc.(a)(b)	1,549	4,492
Genomic Health Inc.(a)	13,720	930,490
GenVec Inc.(c)	437	—
Geron Corp.(a)(b)	115,647	153,811
Gilead Sciences Inc.	974,324	61,752,655
Global Blood Therapeutics Inc.(a)(b)	45,050	2,185,826
GlycoMimetics Inc.(a)(b)	32,064	138,196
Gossamer Bio Inc.(a)	21,962	368,742
Gritstone Oncology Inc.(a)	40,537	350,037
Halozyme Therapeutics Inc.(a)(b)	116,722	1,810,358

16

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Heat Biologics Inc.(a)	407	$198
Heron Therapeutics Inc.(a)(b)	47,769	883,726
Homology Medicines Inc.(a)(b)	18,551	335,773
iBio Inc.(a)(b)	6,340	3,424
Idera Pharmaceuticals Inc.(a)(b)	8,459	24,447
Immucell Corp.(a)	736	4,085
Immunic Inc.(a)(b)	318	3,202
ImmunoGen Inc.(a)	121,793	294,739
Immunomedics Inc.(a)(b)	131,502	1,743,717
Incyte Corp.(a)	134,241	9,964,709
Infinity Pharmaceuticals Inc.(a)(b)	33,412	34,414
Inovio Pharmaceuticals Inc.(a)(b)	90,231	184,974
Insmed Inc.(a)(b)	67,076	1,183,221
Intellia Therapeutics Inc.(a)(b)	13,594	181,480
Intercept Pharmaceuticals Inc.(a)(b)	18,314	1,215,317
Intrexon Corp.(a)(b)	80,622	461,158
Invitae Corp.(a)(b)	62,721	1,208,634
Ionis Pharmaceuticals Inc.(a)	106,159	6,359,986
Iovance Biotherapeutics Inc.(a)(b)	102,907	1,872,907
Ironwood Pharmaceuticals Inc.(a)(b)	117,007	1,004,505
IsoRay Inc.(a)(b)	47,056	15,091
IVERIC bio Inc.(a)	20,706	23,191
Jounce Therapeutics Inc.(a)	62,978	209,717
Kadmon Holdings Inc.(a)	149,898	377,743
KalVista Pharmaceuticals Inc.(a)(b)	6,640	77,024
Karuna Therapeutics Inc.(a)(b)	27,202	443,937
Karyopharm Therapeutics Inc.(a)(b)	55,306	532,044
Kezar Life Sciences Inc.(a)(b)	24,761	81,216
Kindred Biosciences Inc.(a)(b)	12,804	87,707
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	25,125	213,814
Kodiak Sciences Inc.(a)	1,766	25,395
Krystal Biotech Inc.(a)	13,511	469,169
Kura Oncology Inc.(a)(b)	22,641	343,464
La Jolla Pharmaceutical Co.(a)	13,160	115,808
Lexicon Pharmaceuticals Inc.(a)(b)	23,143	69,660
Ligand Pharmaceuticals Inc.(a)(b)	14,101	1,403,614
Lineage Cell Therapeutics Inc.(a)(b)	52,039	50,998
MacroGenics Inc.(a)(b)	31,971	407,950
Madrigal Pharmaceuticals Inc.(a)(b)	6,331	545,859
Magenta Therapeutics Inc.(a)(b)	15,201	155,962
MannKind Corp.(a)(b)	72,872	91,090
Marker Therapeutics Inc.(a)(b)	79,210	404,763
Matinas BioPharma Holdings Inc.(a)(b)	365,698	230,573
Medicines Co. (The)(a)(b)	49,394	2,469,700
MediciNova Inc.(a)(b)	23,030	183,204
MEI Pharma Inc.(a)(b)	20,489	34,422
Merrimack Pharmaceuticals Inc.	7,662	34,402
Mersana Therapeutics Inc.(a)(b)	81,589	128,911
Millendo Therapeutics Inc.(a)(b)	1,337	9,506
Minerva Neurosciences Inc.(a)(b)	12,936	100,254
Miragen Therapeutics Inc.(a)(b)	119	87
Mirati Therapeutics Inc.(a)	26,091	2,032,750
Moderna Inc.(a)(b)	157,984	2,515,105
Molecular Templates Inc.(a)	5,493	36,199
Momenta Pharmaceuticals Inc.(a)	75,342	976,432
Morphic Holding Inc.(a)	26,329	476,818
Mustang Bio Inc.(a)(b)	74,735	243,636
Myriad Genetics Inc.(a)(b)	55,997	1,603,194
NanoViricides Inc.(a)	1,651	3,385
NantKwest Inc.(a)(b)	21,000	25,620

Security	Shares	Value

Biotechnology (continued)
Natera Inc.(a)(b)	43,151	$1,415,353
Navidea Biopharmaceuticals Inc.(a)	5,215	3,598
Neoleukin Therapeutics Inc.(a)	6,827	19,457
NeuBase Therapeutics Inc.(a)(b)	784	3,912
Neuralstem Inc.(a)	97	162
Neurocrine Biosciences Inc.(a)(b)	70,136	6,319,955
NewLink Genetics Corp.(a)(b)	19,623	31,201
NextCure Inc.(a)	11,722	361,624
Novavax Inc.(a)(b)	14,272	71,645
Ocugen Inc.(b)	114	329
Oncocyte Corp.(a)	693	1,455
OncoSec Medical Inc.(a)(b)	1,207	2,378
Oncternal Therapeutics Inc.(a)	722	3,610
Oncternal Therapeutics Inc. New(a)	722	1,480
OpGen Inc.(a)	1	7
OPKO Health Inc.(a)(b)	292,909	612,180
Oragenics Inc.(a)(b)	854	461
Organogenesis Holdings Inc.(a)(b)	46,054	302,575
Organovo Holdings Inc.(a)	62,040	16,161
Palatin Technologies Inc.(a)(b)	103,470	94,034
PDL BioPharma Inc.(a)(b)	123,664	267,114
PDS Biotechnology Corp.(a)	277	922
Pfenex Inc.(a)	13,006	109,771
PhaseBio Pharmaceuticals Inc.(a)(b)	35,208	146,817
Phio Pharmaceuticals Corp.(a)	403	111
Pieris Pharmaceuticals Inc.(a)(b)	82,768	282,239
Plus Therapeutics Inc.(a)	9	31
PolarityTE Inc.(a)(b)	15,529	50,159
Portola Pharmaceuticals Inc.(a)(b)	48,776	1,308,172
Prevail Therapeutics Inc.(a)	38,139	468,347
Principia Biopharma Inc.(a)	12,155	343,257
Progenics Pharmaceuticals Inc.(a)(b)	38,751	195,886
Protagonist Therapeutics Inc.(a)(b)	31,194	374,640
Proteon Therapeutics Inc.(a)	6,199	1,612
Proteostasis Therapeutics Inc.(a)(b)	5,976	5,050
Prothena Corp. PLC(a)	33,390	261,778
PTC Therapeutics Inc.(a)(b)	38,976	1,318,168
Puma Biotechnology Inc.(a)	21,304	229,338
Ra Pharmaceuticals Inc.(a)(b)	37,759	893,000
Radius Health Inc.(a)	33,144	853,458
Recro Pharma Inc.(a)(b)	7,528	83,410
Regeneron Pharmaceuticals Inc.(a)	60,539	16,793,519
REGENXBIO Inc.(a)	25,451	906,056
Regulus Therapeutics Inc.(a)(b)	1,182	851
Repligen Corp.(a)	31,695	2,430,690
Replimune Group Inc.(a)(b)	39,246	545,519
Retrophin Inc.(a)(b)	24,623	285,381
Rexahn Pharmaceuticals Inc.(a)	1,064	2,171
Rhythm Pharmaceuticals Inc.(a)(b)	15,974	344,879
Rigel Pharmaceuticals Inc.(a)	51,423	96,161
Rocket Pharmaceuticals Inc.(a)(b)	19,402	226,033
Rubius Therapeutics Inc.(a)(b)	7,656	60,100
Sage Therapeutics Inc.(a)(b)	38,767	5,438,622
Salarius Pharmaceuticals Inc.(a)(b)	802	4,772
Sangamo Therapeutics Inc.(a)(b)	81,513	737,693
Sarepta Therapeutics Inc.(a)(b)	52,936	3,987,140
Savara Inc.(a)	873	2,313
Scholar Rock Holding Corp.(a)(b)	25,221	225,728
Seattle Genetics Inc.(a)(b)	82,313	7,029,530
Selecta Biosciences Inc.(a)(b)	204,950	358,662

17

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
SELLAS Life Sciences Group Inc.(a)	133	$16
Seres Therapeutics Inc.(a)	33,143	132,903
Sesen Bio Inc.(a)(b)	31,452	36,799
Soleno Therapeutics Inc.(a)(b)	600	900
Solid Biosciences Inc.(a)(b)	13,219	136,684
Sorrento Therapeutics Inc.(a)(b)	54,598	116,840
Spark Therapeutics Inc.(a)(b)	24,964	2,421,009
Spectrum Pharmaceuticals Inc.(a)(b)	82,237	682,156
Spero Therapeutics Inc.(a)	34,528	365,997
Spring Bank Pharmaceuticals Inc.(a)(b)	41,288	144,508
Stemline Therapeutics Inc.(a)(b)	22,701	236,317
Stoke Therapeutics Inc.(a)	19,093	410,309
Sunesis Pharmaceuticals Inc.(a)(b)	7,417	5,340
Sutro Biopharma Inc.(a)	42,516	386,470
Syndax Pharmaceuticals Inc.(a)(b)	6,422	47,972
Synlogic Inc.(a)(b)	458	1,049
Synthetic Biologics Inc.(a)	1,090	495
Synthorx Inc.(a)(b)	11,106	180,695
Syros Pharmaceuticals Inc.(a)(b)	53,852	558,984
T2 Biosystems Inc.(a)(b)	12,943	32,358
TCR2 Therapeutics Inc.(a)	27,109	407,448
Tenax Therapeutics Inc.(a)	627	752
TG Therapeutics Inc.(a)(b)	54,912	308,331
Tocagen Inc.(a)(b)	40,958	27,131
Tonix Pharmaceuticals Holding Corp.(a)(b)	60	24
Tracon Pharmaceuticals Inc.(a)(b)	6,154	2,751
Translate Bio Inc.(a)(b)	55,065	545,694
Trevena Inc.(a)(b)	21,192	20,497
Trovagene Inc.(a)	188	284
Turning Point Therapeutics Inc.(a)(b)	4,704	176,870
Twist Bioscience Corp.(a)(b)	20,611	492,191
Tyme Technologies Inc.(a)(b)	189,272	225,234
Ultragenyx Pharmaceutical Inc.(a)(b)	40,311	1,724,505
United Therapeutics Corp.(a)	33,441	2,666,920
UNITY Biotechnology Inc.(a)(b)	66,214	403,905
Vanda Pharmaceuticals Inc.(a)(b)	48,602	645,435
Vaxart Inc.(a)	1,830	657
VBI Vaccines Inc.(a)(b)	225,175	106,102
Veracyte Inc.(a)(b)	24,149	579,576
Verastem Inc.(a)(b)	56,439	68,291
Vericel Corp.(a)(b)	29,323	443,950
Vertex Pharmaceuticals Inc.(a)	195,676	33,151,428
Viking Therapeutics Inc.(a)(b)	61,455	422,810
Voyager Therapeutics Inc.(a)(b)	15,792	271,780
vTv Therapeutics Inc., Class A(a)(b)	6,540	10,137
X4 Pharmaceuticals Inc.(a)	1,202	15,277
XBiotech Inc.(a)(b)	9,779	102,288
Xencor Inc.(a)(b)	41,995	1,416,491
XOMA Corp.(a)	6,369	124,323
Yield10 Bioscience Inc.(a)	315	158
Y-mAbs Therapeutics Inc.(a)(b)	20,414	531,989
Zafgen Inc.(a)(b)	13,728	10,145
ZIOPHARM Oncology Inc.(a)(b)	99,545	426,053

		578,474,815

Building Products — 0.4%
AAON Inc.(b)	29,080	1,335,934
Advanced Drainage Systems Inc.	40,990	1,322,747
Allegion PLC	73,868	7,656,418
Alpha Pro Tech Ltd.(a)(b)	12,861	46,428
American Woodmark Corp.(a)	13,160	1,170,056

Security	Shares	Value

Building Products (continued)
AO Smith Corp.	109,202	$5,210,027
Apogee Enterprises Inc.	20,569	801,985
Armstrong Flooring Inc.(a)	19,614	125,333
Armstrong World Industries Inc.	40,061	3,873,899
Builders FirstSource Inc.(a)	102,790	2,114,904
Continental Building Products Inc.(a)	28,085	766,440
Continental Materials Corp.(a)	77	1,160
Cornerstone Building Brands Inc.(a)(b)	27,123	164,094
CSW Industrials Inc.	12,834	885,931
Fortune Brands Home & Security Inc.	107,926	5,903,552
Gibraltar Industries Inc.(a)	21,003	964,878
Griffon Corp.	27,331	573,131
Insteel Industries Inc.	20,888	428,831
JELD-WEN Holding Inc.(a)(b)	55,580	1,072,138
Jewett-Cameron Trading Co. Ltd.(a)	566	4,319
Johnson Controls International PLC	611,010	26,817,229
Lennox International Inc.	27,598	6,705,486
Masco Corp.	228,547	9,525,839
Masonite International Corp.(a)	20,645	1,197,410
Owens Corning	81,248	5,134,874
Patrick Industries Inc.(a)	19,188	822,781
PGT Innovations Inc.(a)(b)	56,047	967,932
Quanex Building Products Corp.	26,515	479,391
Resideo Technologies Inc.(a)(b)	93,173	1,337,033
Simpson Manufacturing Co. Inc.	28,953	2,008,470
Tecogen Inc.(a)(b)	6,783	16,143
Trex Co. Inc.(a)(b)	44,945	4,086,849
Universal Forest Products Inc.	50,350	2,007,958

		95,529,600

Capital Markets — 2.7%
Affiliated Managers Group Inc.	40,291	3,358,255
Ameriprise Financial Inc.	101,258	14,895,052
Ares Management Corp., Class A	52,590	1,409,938
Artisan Partners Asset Management Inc., Class A	38,891	1,098,282
Ashford Inc.(a)(b)	153	3,709
Assetmark Financial Holdings Inc.(a)(b)	16,855	439,073
Associated Capital Group Inc., Class A	1,422	50,609
B. Riley Financial Inc.	2,604	61,506
Bank of New York Mellon Corp. (The)	656,260	29,669,515
BGC Partners Inc., Class A	208,049	1,144,269
BlackRock Inc.(d)	89,973	40,095,568
Blackstone Group Inc. (The)	510,381	24,927,008
Blucora Inc.(a)	39,865	862,679
BrightSphere Investment Group PLC(a)	53,938	534,526
Cboe Global Markets Inc.	86,892	9,984,760
Charles Schwab Corp. (The)	898,459	37,582,540
CME Group Inc.	274,398	57,991,273
Cohen & Co. Inc.	735	3,013
Cohen & Steers Inc.	21,218	1,165,505
Cowen Inc., Class A(a)(b)	19,831	305,199
Diamond Hill Investment Group Inc.	627	86,607
Donnelley Financial Solutions Inc.(a)(b)	20,083	247,423
E*TRADE Financial Corp.	189,038	8,259,070
Eaton Vance Corp., NVS	84,282	3,786,790
Evercore Inc., Class A	32,890	2,634,489
FactSet Research Systems Inc.	29,011	7,048,803
Federated Investors Inc., Class B	68,899	2,233,017
Focus Financial Partners Inc., Class A(a)(b)	17,718	421,688
Franklin Resources Inc.	211,126	6,093,096
GAIN Capital Holdings Inc.	19,744	104,248

18

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
GAMCO Investors Inc., Class A	5,798	$113,351
Goldman Sachs Group Inc. (The)	247,950	51,382,678
Great Elm Capital Group Inc.(a)(b)	5,167	19,118
Greenhill & Co. Inc.	20,617	270,495
Hamilton Lane Inc., Class A	13,555	772,093
Houlihan Lokey Inc.	29,694	1,339,199
Interactive Brokers Group Inc., Class A(b)	60,304	3,243,149
Intercontinental Exchange Inc.(b)	435,576	40,190,597
INTL. FCStone Inc.(a)(b)	12,916	530,331
Invesco Ltd.	301,896	5,114,118
Janus Henderson Group PLC	119,124	2,675,525
KKR & Co. Inc., Class A, NVS	410,362	11,018,220
Ladenburg Thalmann Financial Services Inc.	80,945	191,840
Lazard Ltd., Class A	95,893	3,356,255
Legg Mason Inc.	62,169	2,374,234
LPL Financial Holdings Inc.	65,079	5,329,970
Manning & Napier Inc.	12,935	24,318
MarketAxess Holdings Inc.	28,903	9,465,732
Medley Management Inc., Class A	4,829	16,901
Moelis & Co., Class A	45,602	1,498,026
Moody’s Corp.	126,914	25,995,795
Morgan Stanley	953,692	40,694,038
Morningstar Inc.	13,659	1,996,126
MSCI Inc.	65,552	14,273,948
Nasdaq Inc.	89,864	8,927,988
Northern Trust Corp.	165,528	15,447,073
Oppenheimer Holdings Inc., Class A, NVS	6,931	208,346
Piper Jaffray Companies	12,881	972,258
PJT Partners Inc., Class A	13,341	542,979
Pzena Investment Management Inc., Class A	12,878	114,872
Raymond James Financial Inc.	94,847	7,821,084
S&P Global Inc.	190,525	46,674,814
Safeguard Scientifics Inc.(a)(b)	8,837	100,212
Sculptor Capital Management Inc.	19,664	383,055
SEI Investments Co.	101,616	6,021,256
Siebert Financial Corp.(a)(b)	33,866	311,567
Silvercrest Asset Management Group Inc., Class A	6,224	76,555
State Street Corp.	286,936	16,983,742
Stifel Financial Corp.	54,184	3,109,078
T Rowe Price Group Inc.	179,784	20,540,322
TD Ameritrade Holding Corp.	203,731	9,514,238
Tradeweb Markets Inc., Class A(b)	35,170	1,300,587
U.S. Global Investors Inc., Class A, NVS(b)	13,915	27,830
Value Line Inc.	194	4,413
Victory Capital Holdings Inc., Class A(b)	33,254	511,447
Virtu Financial Inc., Class A	48,445	792,560
Virtus Investment Partners Inc.	6,125	677,241
Waddell & Reed Financial Inc., Class A	63,790	1,095,912
Westwood Holdings Group Inc.	6,569	181,764
WisdomTree Investments Inc.	63,708	332,874

		621,057,634

Chemicals — 1.9%
Advanced Emissions Solutions Inc.	37,845	561,620
AdvanSix Inc.(a)(b)	21,053	541,483
AgroFresh Solutions Inc.(a)	19,858	52,227
Air Products & Chemicals Inc.	168,728	37,433,994
Albemarle Corp.	81,969	5,698,485
American Vanguard Corp.	19,829	311,315
Amyris Inc.(a)(b)	20,631	98,204
Ashland Global Holdings Inc.	43,671	3,364,851

Security	Shares	Value

Chemicals (continued)
Axalta Coating Systems Ltd.(a)	161,489	$4,868,893
Balchem Corp.	26,736	2,651,944
Cabot Corp.	47,219	2,139,965
Celanese Corp.	96,465	11,796,705
CF Industries Holdings Inc.	169,341	8,331,577
Chase Corp.	6,510	712,129
Chemours Co. (The)	124,633	1,862,017
Core Molding Technologies Inc.(a)	6,515	41,761
Corteva Inc.(a)	576,508	16,142,224
Dow Inc.(a)	567,913	27,061,054
DuPont de Nemours Inc.	572,351	40,814,350
Eastman Chemical Co.	105,445	7,785,004
Ecolab Inc.	193,928	38,405,501
Element Solutions Inc.(a)(b)	157,342	1,601,742
Ferro Corp.(a)	61,656	731,240
Flotek Industries Inc.(a)(b)	40,246	88,541
FMC Corp.	101,551	8,903,992
FutureFuel Corp.	14,499	173,118
GCP Applied Technologies Inc.(a)	44,921	864,729
Hawkins Inc.	6,846	290,955
HB Fuller Co.	34,832	1,621,778
Huntsman Corp.	160,805	3,740,324
Ikonics Corp.(a)(b)	237	1,455
Ingevity Corp.(a)	33,359	2,830,178
Innophos Holdings Inc.	13,690	444,377
Innospec Inc.	19,616	1,748,570
International Flavors & Fragrances Inc.	78,522	9,633,864
Intrepid Potash Inc.(a)(b)	81,345	265,998
Koppers Holdings Inc.(a)	13,867	405,055
Kraton Corp.(a)	21,162	683,321
Kronos Worldwide Inc.	15,980	197,673
Linde PLC	417,560	80,889,723
Livent Corp.(a)(b)	97,492	652,221
Loop Industries Inc.(a)(b)	46,973	602,194
LSB Industries Inc.(a)	13,744	71,194
LyondellBasell Inc.(a)(c)	14,275	6,181
LyondellBasell Industries NV, Class A	196,042	17,539,878
Marrone Bio Innovations Inc.(a)(b)	14,295	20,156
Minerals Technologies Inc.	26,862	1,426,104
Mosaic Co. (The)(b)	270,632	5,547,956
NewMarket Corp.	5,821	2,748,036
Northern Technologies International Corp.	1,582	19,996
Olin Corp.	122,402	2,291,365
OMNOVA Solutions Inc.(a)	33,982	342,199
PolyOne Corp.	61,571	2,010,293
PPG Industries Inc.	179,404	21,261,168
PQ Group Holdings Inc.(a)(b)	28,030	446,798
Quaker Chemical Corp.	9,312	1,472,600
Rayonier Advanced Materials Inc.	33,248	143,964
RPM International Inc.	103,579	7,127,271
Scotts Miracle-Gro Co. (The)	28,820	2,934,452
Sensient Technologies Corp.	33,838	2,322,979
Sherwin-Williams Co. (The)	62,524	34,380,072
Stepan Co.	13,560	1,316,134
Trecora Resources(a)(b)	13,734	123,881
Tredegar Corp.	19,763	385,774
Trinseo SA	33,726	1,448,532
Tronox Holdings PLC, Class A(a)	77,104	639,963
Valvoline Inc.	143,985	3,171,990
Venator Materials PLC(a)	39,727	96,934

19

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Westlake Chemical Corp.	27,814	$1,822,373
WR Grace & Co.	44,302	2,957,601

		441,122,195

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	52,334	1,900,771
ACCO Brands Corp.	75,723	747,386
Acme United Corp.	740	14,817
ADT Inc.(b)	81,091	508,441
Advanced Disposal Services Inc.(a)(b)	60,113	1,957,880
AMREP Corp.(a)(b)	692	3,955
Aqua Metals Inc.(a)(b)	18,486	31,426
ARC Document Solutions Inc.(a)(b)	27,556	37,476
Brady Corp., Class A, NVS	42,800	2,270,540
BrightView Holdings Inc.(a)(b)	16,105	276,201
Brink’s Co. (The)	40,584	3,366,443
Casella Waste Systems Inc., Class A(a)(b)	29,225	1,254,921
CECO Environmental Corp.(a)	20,234	141,334
Cintas Corp.	65,972	17,687,093
Clean Harbors Inc.(a)	40,286	3,110,079
CompX International Inc.	257	3,683
Copart Inc.(a)	154,383	12,401,586
Covanta Holding Corp.	95,633	1,653,495
Deluxe Corp.	34,602	1,701,034
Document Security Systems Inc.(a)(b)	19,619	7,544
Ecology and Environment Inc., Class A	220	3,342
Ennis Inc.	19,852	401,209
Fuel Tech Inc.(a)	13,562	13,516
Healthcare Services Group Inc.	54,880	1,333,035
Heritage-Crystal Clean Inc.(a)	12,967	343,626
Herman Miller Inc.	41,636	1,919,003
HNI Corp.	33,694	1,196,137
Hudson Technologies Inc.(a)	20,585	14,615
IAA Inc.(a)	101,742	4,245,694
Industrial Services of America Inc.(a)(b)	6,913	7,743
Interface Inc.	40,605	586,336
JanOne Inc.(a)	173	484
KAR Auction Services Inc.	101,742	2,497,766
Kimball International Inc., Class B, NVS	6,801	131,259
Knoll Inc.	27,924	707,873
LSC Communications Inc.	20,083	27,715
Matthews International Corp., Class A	27,592	976,481
McGrath RentCorp.	20,936	1,456,936
Mobile Mini Inc.	33,836	1,247,195
MSA Safety Inc.	26,332	2,873,085
NL Industries Inc.(a)	6,892	25,914
NRC Group Holdings Corp.(a)	52,646	654,916
Odyssey Marine Exploration Inc.(a)(b)	6,176	23,654
Performant Financial Corp.(a)(b)	27,417	30,159
Perma-Fix Environmental Services(a)(b)	7,543	34,245
PICO Holdings Inc.(a)	9,740	98,277
Pitney Bowes Inc.	107,353	490,603
Quad/Graphics Inc.	19,622	206,227
Quest Resource Holding Corp.(a)	7,018	17,545
Republic Services Inc.	166,289	14,392,313
Rollins Inc.	113,813	3,877,609
RR Donnelley & Sons Co.	61,391	231,444
SP Plus Corp.(a)	13,535	500,795
Steelcase Inc., Class A	67,355	1,239,332
Stericycle Inc.(a)(b)	65,579	3,339,938
Team Inc.(a)	20,699	373,617

Security	Shares	Value

Commercial Services & Supplies (continued)
Tetra Tech Inc.	41,527	$3,602,883
U.S. Ecology Inc.	14,321	915,685
UniFirst Corp./MA	12,967	2,530,121
Viad Corp.	13,810	927,341
Virco Manufacturing Corp.	6,578	25,325
VSE Corp.	6,599	224,960
Waste Management Inc.	300,292	34,533,580
Wilhelmina International Inc.(a)	303	1,667

		137,357,305

Communications Equipment — 1.0%
Acacia Communications Inc.(a)(b)	22,828	1,492,951
ADTRAN Inc.	34,714	393,830
Applied Optoelectronics Inc.(a)(b)	12,905	144,794
Arista Networks Inc.(a)(b)	40,282	9,624,175
Aviat Networks Inc.(a)(b)	6,172	84,248
BK Technologies Corp.(a)	12,183	40,935
CalAmp Corp.(a)	66,460	765,619
Calix Inc.(a)	33,833	216,193
Casa Systems Inc.(a)(b)	17,972	141,170
Ciena Corp.(a)	110,092	4,318,909
Cisco Systems Inc.	3,273,532	161,745,216
Clearfield Inc.(a)(b)	7,429	88,034
ClearOne Inc.(a)	8,515	15,668
CommScope Holding Co. Inc.(a)(b)	147,131	1,730,261
Communications Systems Inc.	6,193	28,302
Comtech Telecommunications Corp.	18,857	612,853
DASAN Zhone Solutions Inc.(a)	5,661	51,855
Digi International Inc.(a)	19,838	270,194
EchoStar Corp., Class A(a)(b)	33,979	1,346,248
EMCORE Corp.(a)(b)	6,235	19,141
Extreme Networks Inc.(a)	72,513	527,532
F5 Networks Inc.(a)	46,193	6,486,421
Harmonic Inc.(a)(b)	62,138	408,868
Infinera Corp.(a)(b)	172,609	940,719
Inseego Corp.(a)(b)	29,419	141,211
InterDigital Inc.	26,735	1,402,785
Juniper Networks Inc.	262,364	6,493,509
KVH Industries Inc.(a)	12,864	137,002
Lantronix Inc.(a)(b)	6,704	22,458
Lumentum Holdings Inc.(a)(b)	59,013	3,160,736
Motorola Solutions Inc.	126,277	21,518,864
NETGEAR Inc.(a)(b)	26,380	849,964
NetScout Systems Inc.(a)(b)	52,568	1,212,218
Network-1 Technologies Inc.	7,663	17,872
Optical Cable Corp.(a)(b)	6,669	23,808
PC-Tel Inc.	10,804	90,754
Plantronics Inc.	26,454	987,263
Resonant Inc.(a)(b)	6,168	18,319
Ribbon Communications Inc.(a)(b)	34,823	203,366
TESSCO Technologies Inc.	6,104	87,714
Ubiquiti Inc.(a)(b)	12,643	1,495,161
ViaSat Inc.(a)	45,790	3,448,903
Viavi Solutions Inc.(a)	171,336	2,399,561
Vislink Technologies Inc.(a)	20	11
Westell Technologies Inc., Class A(a)	7,605	10,343

		235,215,958

Construction & Engineering — 0.2%
AECOM(a)	114,981	4,318,686
Aegion Corp.(a)(b)	27,090	579,184

20

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Ameresco Inc., Class A(a)(b)	13,774	$221,348
Arcosa Inc.	35,816	1,225,265
Argan Inc.	9,786	384,492
Comfort Systems USA Inc.	26,831	1,186,735
Concrete Pumping Holdings Inc.(a)	9,352	37,128
Construction Partners Inc., Class A(a)(b)	35,099	546,842
Dycom Industries Inc.(a)	22,180	1,132,289
EMCOR Group Inc.	42,815	3,687,228
Fluor Corp.	107,081	2,048,460
Goldfield Corp. (The)(a)(b)	20,569	44,223
Granite Construction Inc.	33,063	1,062,314
Great Lakes Dredge & Dock Corp.(a)(b)	41,200	430,540
HC2 Holdings Inc.(a)(b)	20,299	47,703
IES Holdings Inc.(a)	6,716	138,283
Jacobs Engineering Group Inc.	104,698	9,579,867
MasTec Inc.(a)	48,015	3,117,614
MYR Group Inc.(a)(b)	13,909	435,213
Northwest Pipe Co.(a)	6,888	193,897
NV5 Global Inc.(a)(b)	6,594	450,172
Orion Group Holdings Inc.(a)(b)	20,460	92,070
Primoris Services Corp.	27,439	538,079
Quanta Services Inc.	109,744	4,148,323
Sterling Construction Co. Inc.(a)	13,488	177,367
Tutor Perini Corp.(a)(b)	27,955	400,595
Valmont Industries Inc.	16,378	2,267,370
WillScot Corp.(a)	28,077	437,440

		38,928,727

Construction Materials — 0.2%
Eagle Materials Inc.	34,474	3,103,005
Forterra Inc.(a)	102,475	740,894
Martin Marietta Materials Inc.	47,453	13,006,867
Summit Materials Inc., Class A(a)	89,525	1,987,455
Tecnoglass Inc.	605	4,919
U.S. Concrete Inc.(a)(b)	12,784	706,700
U.S. Lime & Minerals Inc.	502	38,403
Vulcan Materials Co.	101,477	15,347,381

		34,935,624

Consumer Finance — 0.7%
Ally Financial Inc.	308,766	10,238,680
American Express Co.	524,542	62,042,828
Asta Funding Inc.(a)	6,740	47,180
Atlanticus Holdings Corp.(a)(b)	5,976	49,900
Capital One Financial Corp.	360,015	32,754,165
Consumer Portfolio Services Inc.(a)(b)	13,831	49,653
Credit Acceptance Corp.(a)	9,154	4,222,832
Curo Group Holdings Corp.(a)(b)	25,632	340,393
Discover Financial Services	245,914	19,941,166
Elevate Credit Inc.(a)	104,790	441,166
Encore Capital Group Inc.(a)	16,043	534,633
Enova International Inc.(a)	20,618	427,823
EZCORP Inc., Class A, NVS(a)	40,366	260,562
FirstCash Inc.	33,171	3,040,786
Green Dot Corp., Class A(a)	36,673	925,993
LendingClub Corp.(a)(b)	62,502	817,526
Medallion Financial Corp.(a)	71,988	460,723
Navient Corp.	167,929	2,149,491
Nelnet Inc., Class A	19,056	1,211,962
Nicholas Financial Inc.(a)(b)	7,419	66,771
OneMain Holdings Inc.	59,775	2,192,547

Security	Shares	Value

Consumer Finance (continued)
PRA Group Inc.(a)	34,246	$1,157,172
Regional Management Corp.(a)	7,048	198,472
Santander Consumer USA Holdings Inc.	80,864	2,062,841
SLM Corp.	326,045	2,877,347
Synchrony Financial	471,707	16,080,492
World Acceptance Corp.(a)(b)	6,694	853,552

		165,446,656

Containers & Packaging — 0.4%
Amcor PLC(a)	1,249,237	12,180,061
AptarGroup Inc.	47,720	5,652,434
Avery Dennison Corp.	63,897	7,256,782
Ball Corp.	257,684	18,761,972
Berry Global Group Inc.(a)	101,176	3,973,182
Crown Holdings Inc.(a)(b)	102,017	6,739,243
Graphic Packaging Holding Co.	238,197	3,513,406
Greif Inc., Class A, NVS	20,160	763,862
Greif Inc., Class B	6,731	306,664
International Paper Co.	296,222	12,388,004
Myers Industries Inc.	20,334	358,895
Owens-Illinois Inc.	122,755	1,260,694
Packaging Corp. of America	74,036	7,855,220
Sealed Air Corp.	120,647	5,008,057
Silgan Holdings Inc.	55,842	1,677,214
Sonoco Products Co.	75,999	4,423,902
UFP Technologies Inc.(a)	6,152	237,467
Westrock Co.	198,926	7,250,853

		99,607,912

Distributors — 0.1%
AMCON Distributing Co.	53	4,041
Core-Mark Holding Co. Inc.	33,963	1,090,722
Educational Development Corp.	1,390	8,590
Funko Inc., Class A(a)	8,749	180,011
Genuine Parts Co.	110,758	11,030,389
LKQ Corp.(a)	232,476	7,311,370
Pool Corp.	29,621	5,974,556
Weyco Group Inc.	6,126	138,509

		25,738,188

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	40,996	1,561,538
American Public Education Inc.(a)	13,329	297,770
Aspen Group Inc./CO(a)	86,461	448,733
Bright Horizons Family Solutions Inc.(a)	45,521	6,941,952
Career Education Corp.(a)	47,997	762,672
Carriage Services Inc.	13,370	273,283
Chegg Inc.(a)	77,352	2,316,692
Collectors Universe Inc.	6,571	187,142
frontdoor Inc.(a)(b)	65,478	3,180,266
Graham Holdings Co., Class B	4,003	2,655,790
Grand Canyon Education Inc.(a)(b)	38,355	3,766,461
H&R Block Inc.	157,369	3,717,056
Houghton Mifflin Harcourt Co.(a)	75,555	402,708
K12 Inc.(a)	34,289	905,230
Laureate Education Inc., Class A(a)(b)	69,008	1,143,808
Lincoln Educational Services Corp.(a)	20,181	41,976
OneSpaWorld Holdings Ltd.(a)(b)	17,614	273,545
Regis Corp.(a)(b)	27,362	553,260
Select Interior Concepts Inc., Class A(a)	34,401	446,181
Service Corp. International/U.S.	137,930	6,594,433
ServiceMaster Global Holdings Inc.(a)(b)	102,152	5,710,297

21

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Sotheby’s(a)	24,555	$1,399,144
Strategic Education Inc.	16,304	2,215,388
Universal Technical Institute Inc.(a)(b)	13,927	75,763
WW International Inc.(a)(b)	26,743	1,011,420
XpresSpa Group Inc.(a)	332	488
Zovio Inc.(a)(b)	13,477	26,550

		46,909,546

Diversified Financial Services — 1.5%
A-Mark Precious Metals Inc.(a)	684	8,242
AXA Equitable Holdings Inc.	190,557	4,222,743
Berkshire Hathaway Inc., Class B(a)	1,503,890	312,839,198
Cannae Holdings Inc.(a)(b)	48,881	1,342,761
FGL Holdings(b)	135,929	1,084,713
GWG Holdings Inc.(a)(b)	186	1,856
Jefferies Financial Group Inc.	196,737	3,619,961
LM Funding America Inc.(a)	426	392
Marlin Business Services Corp.	6,835	172,174
On Deck Capital Inc.(a)	27,244	91,540
Voya Financial Inc.	116,653	6,350,589

		329,734,169

Diversified Telecommunication Services — 1.9%
Alaska Communications Systems Group Inc.(a)(b)	40,730	70,056
Anterix Inc.(a)(b)	6,981	252,712
AT&T Inc.	5,618,951	212,621,106
ATN International Inc.	6,983	407,598
Bandwidth Inc., Class A(a)(b)	12,404	807,624
CenturyLink Inc.	725,232	9,050,895
Cincinnati Bell Inc.(a)(b)	26,821	135,982
Cogent Communications Holdings Inc.	31,517	1,736,587
Consolidated Communications Holdings Inc.	55,076	262,162
Frontier Communications Corp.(a)(b)	71,948	62,379
GCI Liberty Inc., Class A(a)	76,611	4,755,245
Globalstar Inc.(a)(b)	1,068,464	442,024
Glowpoint Inc.(a)	1,121	1,079
IDT Corp., Class B(a)	8,546	89,989
Iridium Communications Inc.(a)(b)	73,374	1,561,399
Ooma Inc.(a)	7,938	82,555
ORBCOMM Inc.(a)	38,425	182,903
Otelco Inc., Class A(a)	811	9,618
Pareteum Corp.(a)(b)	59,167	76,325
Verizon Communications Inc.	3,172,490	191,491,496
Vonage Holdings Corp.(a)(b)	161,369	1,823,470
Zayo Group Holdings Inc.(a)(b)	152,325	5,163,818

		431,087,022

Electric Utilities — 2.0%
ALLETE Inc.	38,385	3,355,233
Alliant Energy Corp.	183,592	9,901,117
American Electric Power Co. Inc.	381,814	35,772,154
Avangrid Inc.	43,878	2,292,625
Duke Energy Corp.	555,597	53,259,528
Edison International	272,161	20,526,383
El Paso Electric Co.	32,252	2,163,464
Entergy Corp.	147,227	17,278,561
Evergy Inc.	182,045	12,116,915
Eversource Energy	246,134	21,037,073
Exelon Corp.	736,878	35,598,576
FirstEnergy Corp.	417,425	20,132,408
Genie Energy Ltd., Class B	13,472	100,501
Hawaiian Electric Industries Inc.	81,090	3,698,515

Security	Shares	Value

Electric Utilities (continued)
IDACORP Inc.	39,095	$4,404,834
MGE Energy Inc.	27,790	2,219,587
NextEra Energy Inc.	380,809	88,724,689
OGE Energy Corp.	152,416	6,916,638
Otter Tail Corp.	34,914	1,876,628
Pinnacle West Capital Corp.	87,258	8,470,134
PNM Resources Inc.	60,681	3,160,266
Portland General Electric Co.	67,415	3,800,184
PPL Corp.	542,409	17,080,459
Southern Co. (The)	801,375	49,500,934
Spark Energy Inc., Class A	12,586	132,782
Xcel Energy Inc.	393,443	25,530,516

		449,050,704

Electrical Equipment — 0.5%
Acuity Brands Inc.	30,044	4,049,631
Allied Motion Technologies Inc.	6,143	216,909
American Superconductor Corp.(a)	7,500	58,800
AMETEK Inc.	177,509	16,298,876
Atkore International Group Inc.(a)	40,858	1,240,040
AZZ Inc.	20,080	874,685
Babcock & Wilcox Enterprises Inc.(a)	14,824	71,007
Bloom Energy Corp., Class A(a)(b)	15,195	49,384
Broadwind Energy Inc.(a)	13,490	22,798
Capstone Turbine Corp.(a)(b)	13,395	6,827
Eaton Corp. PLC	322,809	26,841,568
Emerson Electric Co.	469,521	31,392,174
Encore Wire Corp.	14,196	798,951
Energous Corp.(a)(b)	18,648	61,818
Energy Focus Inc.(a)(b)	6,719	3,161
EnerSys	33,452	2,205,825
Espey Manufacturing & Electronics Corp.	612	14,517
FuelCell Energy Inc.(a)	1,562	511
Generac Holdings Inc.(a)(b)	47,895	3,752,094
GrafTech International Ltd.	35,995	460,736
Hubbell Inc.	40,194	5,281,492
Ideal Power Inc.(a)(b)	636	1,711
LSI Industries Inc.	19,755	103,121
nVent Electric PLC	130,377	2,873,509
Ocean Power Technologies Inc.(a)	15	27
Orion Energy Systems Inc.(a)(b)	20,688	58,961
Pioneer Power Solutions Inc.(a)	6,019	32,503
Plug Power Inc.(a)(b)	159,444	419,338
Powell Industries Inc.	6,736	263,714
Preformed Line Products Co.	650	35,483
Regal Beloit Corp.	33,866	2,467,138
Revolution Lighting Technologies Inc.(a)(b)	12,829	2,964
Rockwell Automation Inc.	91,174	15,025,475
Sensata Technologies Holding PLC(a)(b)	123,642	6,189,519
Servotronics Inc.	113	1,119
Sunrun Inc.(a)	58,354	974,804
Sunworks Inc.(a)(b)	1,820	4,313
Thermon Group Holdings Inc.(a)	21,312	489,750
TPI Composites Inc.(a)(b)	13,991	262,331
Ultralife Corp.(a)(b)	7,017	60,767
Vicor Corp.(a)(b)	13,039	384,911
Vivint Solar Inc.(a)(b)	22,740	148,720

		123,501,982

Electronic Equipment, Instruments & Components — 0.8%
ADDvantage Technologies Group Inc.(a)(b)	5,998	11,996

22

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Airgain Inc.(a)(b)	32,854	$386,034
Akoustis Technologies Inc.(a)(b)	39,091	302,955
Amphenol Corp., Class A	227,527	21,956,355
Anixter International Inc.(a)	20,654	1,427,604
Applied DNA Sciences Inc.(a)	14,266	3,188
Arlo Technologies Inc.(a)	41,587	141,812
Arrow Electronics Inc.(a)	63,816	4,759,397
Avnet Inc.	80,345	3,574,147
AVX Corp.	34,134	518,837
Badger Meter Inc.	20,624	1,107,509
Bel Fuse Inc., Class A	246	3,373
Bel Fuse Inc., Class B, NVS	6,796	102,144
Belden Inc.	33,283	1,775,315
Benchmark Electronics Inc.	34,842	1,012,508
CDW Corp./DE	116,088	14,306,685
Cemtrex Inc.(a)	788	1,056
ClearSign Combustion Corp.(a)(b)	2,687	3,224
Coda Octopus Group Inc.(a)(b)	33,494	274,986
Cognex Corp.	130,791	6,425,762
Coherent Inc.(a)(b)	19,525	3,001,383
Corning Inc.	605,032	17,255,513
CPS Technologies Corp.(a)(b)	6,596	6,662
CTS Corp.	21,325	690,077
CUI Global Inc.(a)(b)	13,957	11,863
Daktronics Inc.	27,482	202,955
Data I/O Corp.(a)	6,512	25,332
Digital Ally Inc.(a)(b)	889	1,138
Dolby Laboratories Inc., Class A	49,139	3,176,345
Electro-Sensors Inc.(a)(b)	222	835
eMagin Corp.(a)(b)	14,449	5,611
ePlus Inc.(a)	13,736	1,045,172
Fabrinet(a)	27,272	1,426,326
FARO Technologies Inc.(a)(b)	13,468	651,178
Fitbit Inc., Class A(a)(b)	161,980	617,144
FLIR Systems Inc.	101,957	5,361,919
Frequency Electronics Inc.(a)(b)	6,512	79,121
ID Systems Inc.(a)(b)	7,507	41,138
Identiv Inc.(a)(b)	7,671	40,349
IEC Electronics Corp.(a)(b)	7,019	48,501
II-VI Inc.(a)(b)	59,106	2,081,118
Image Sensing Systems Inc.(a)(b)	6,143	28,749
Insight Enterprises Inc.(a)	27,211	1,515,381
Intellicheck Inc.(a)(b)	6,664	33,253
IPG Photonics Corp.(a)(b)	27,353	3,709,067
Iteris Inc.(a)(b)	20,225	116,193
Itron Inc.(a)	24,496	1,811,724
Jabil Inc.	109,131	3,903,616
KEMET Corp.	36,897	670,787
Key Tronic Corp.(a)(b)	6,953	44,151
Keysight Technologies Inc.(a)	145,330	14,133,342
Kimball Electronics Inc.(a)	14,328	207,899
Knowles Corp.(a)	62,146	1,264,050
LGL Group Inc. (The)(a)	449	4,620
LightPath Technologies Inc., Class A(a)(b)	7,621	6,402
Littelfuse Inc.	18,770	3,328,109
LRAD Corp.(a)(b)	21,327	71,445
Luna Innovations Inc.(a)(b)	26,637	154,228
Methode Electronics Inc.	27,386	921,265
MicroVision Inc.(a)(b)	34,805	20,639
MTS Systems Corp.	13,346	737,366

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies Inc.(a)(b)	7,644	$195,075
National Instruments Corp.	88,921	3,733,793
Neonode Inc.(a)(b)	2,003	4,807
nLight Inc.(a)(b)	5,389	84,392
Novanta Inc.(a)(b)	26,594	2,173,262
OSI Systems Inc.(a)	13,566	1,377,763
PAR Technology Corp.(a)(b)	7,087	168,458
PC Connection Inc.	15,151	589,374
Perceptron Inc.(a)(b)	6,867	32,962
Plexus Corp.(a)(b)	26,425	1,651,827
Research Frontiers Inc.(a)(b)	13,753	44,010
RF Industries Ltd.	6,519	46,154
Richardson Electronics Ltd./U.S.	7,490	43,442
Rogers Corp.(a)(b)	13,749	1,879,626
Sanmina Corp.(a)	61,272	1,967,444
ScanSource Inc.(a)	20,269	619,218
Schmitt Industries Inc.(a)	498	1,091
SigmaTron International Inc.(a)	5,983	24,351
Superconductor Technologies Inc.(a)	30	19
SYNNEX Corp.	31,520	3,558,608
Taitron Components Inc., Class A	800	2,264
TE Connectivity Ltd.	259,144	24,147,038
Tech Data Corp.(a)(b)	27,176	2,832,826
Trimble Inc.(a)(b)	189,807	7,366,410
TTM Technologies Inc.(a)(b)	73,919	901,442
Universal Security Instruments Inc.(a)	622	531
Vishay Intertechnology Inc.	96,213	1,628,886
Vishay Precision Group Inc.(a)(b)	7,561	247,547
Wayside Technology Group Inc.	830	12,475
Wireless Telecom Group Inc.(a)(b)	13,415	19,318
Wrap Technologies Inc.(a)(b)	60,890	248,431
Zebra Technologies Corp., Class A(a)	41,930	8,653,094

		190,802,791

Energy Equipment & Services — 0.5%
Apergy Corp.(a)	61,005	1,650,185
Archrock Inc.	102,183	1,018,765
Aspen Aerogels Inc.(a)	13,362	79,103
Baker Hughes a GE Co.	498,841	11,573,111
Basic Energy Services Inc.(a)(b)	83,922	120,848
C&J Energy Services Inc.(a)(b)	52,304	561,222
Cactus Inc., Class A(a)(b)	34,106	987,028
CARBO Ceramics Inc.(a)(b)	14,250	34,200
Core Laboratories NV	33,785	1,575,057
Covia Holdings Corp.(a)(b)	79,575	160,741
Dawson Geophysical Co.(a)(b)	35,468	75,902
Diamond Offshore Drilling Inc.(a)(b)	60,474	336,235
DMC Global Inc.	11,356	499,437
Dril-Quip Inc.(a)(b)	25,601	1,284,658
ENGlobal Corp.(a)(b)	12,958	12,958
Enservco Corp.(a)(b)	19,835	5,092
Era Group Inc.(a)	13,696	144,630
Exterran Corp.(a)	39,354	513,963
Forum Energy Technologies Inc.(a)(b)	86,998	134,847
Frank’s International NV(a)(b)	55,691	264,532
FTS International Inc.(a)(b)	21,651	48,498
Geospace Technologies Corp.(a)	12,789	196,567
Gulf Island Fabrication Inc.(a)	7,705	41,222
Halliburton Co.	663,750	12,511,687
Helix Energy Solutions Group Inc.(a)(b)	103,666	835,548
Helmerich & Payne Inc.	81,496	3,265,545

23

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Hi-Crush Inc.(a)	210,334	$365,981
Hornbeck Offshore Services Inc.(a)(b)	19,522	14,837
Independence Contract Drilling Inc.(a)(b)	20,049	24,059
ION Geophysical Corp.(a)(b)	6,778	61,815
Keane Group Inc.(a)	40,520	245,551
Key Energy Services Inc.(a)(b)	94,161	140,300
KLX Energy Services Holdings Inc.(a)	15,399	133,124
Liberty Oilfield Services Inc., Class A	29,272	317,016
Mammoth Energy Services Inc.	20,414	50,627
Matrix Service Co.(a)	20,259	347,239
McDermott International Inc.(a)(b)	137,415	277,578
Mitcham Industries Inc.(a)	7,474	24,291
Nabors Industries Ltd.	222,369	415,830
National Oilwell Varco Inc.(b)	290,973	6,168,628
Natural Gas Services Group Inc.(a)	17	218
NCS Multistage Holdings Inc.(a)(b)	82,244	164,488
Newpark Resources Inc.(a)(b)	67,350	513,207
Nine Energy Service Inc.(a)(b)	12,344	76,162
Noble Corp. PLC(a)	190,709	242,200
Oceaneering International Inc.(a)	81,881	1,109,488
Oil States International Inc.(a)(b)	52,430	697,319
Patterson-UTI Energy Inc.	165,342	1,413,674
Profire Energy Inc.(a)(b)	21,110	39,898
ProPetro Holding Corp.(a)	62,809	570,934
RigNet Inc.(a)(b)	7,579	58,737
RPC Inc.	36,820	206,560
Schlumberger Ltd.	1,082,344	36,983,694
SEACOR Holdings Inc.(a)(b)	14,209	668,818
SEACOR Marine Holdings Inc.(a)(b)	34,489	433,527
Select Energy Services Inc., Class A(a)	41,582	360,100
Smart Sand Inc.(a)(b)	106,014	300,020
Solaris Oilfield Infrastructure Inc., Class A	26,926	361,347
Superior Drilling Products Inc.(a)(b)	6,660	6,505
Synthesis Energy Systems Inc.(a)	796	1,425
TechnipFMC PLC	320,565	7,738,439
TETRA Technologies Inc.(a)	67,767	136,212
Tidewater Inc.(a)	24,401	368,699
Transocean Ltd.(a)(b)	388,952	1,738,615
U.S. Silica Holdings Inc.	48,591	464,530
U.S. Well Services Inc.(a)(b)	48,391	105,976
Valaris PLC(a)(b)	150,095	721,957

		102,001,206

Entertainment — 1.6%
Activision Blizzard Inc.	587,521	31,091,611
AMC Entertainment Holdings Inc., Class A(b)	43,489	465,332
Ballantyne Strong Inc.(a)(b)	7,612	23,673
Cinedigm Corp., Class A(a)(b)	6,921	5,883
Cinemark Holdings Inc.	81,339	3,142,939
Electronic Arts Inc.(a)(b)	231,066	22,602,876
Gaia Inc.(a)(b)	13,498	88,209
Global Eagle Entertainment Inc.(a)(b)	34,107	24,625
Glu Mobile Inc.(a)	87,741	437,828
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	15,101	420,261
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	26,665	739,954
Liberty Media Corp.-Liberty Formula One, Class A(a)	12,799	506,712
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	167,910	6,983,377
Lions Gate Entertainment Corp., Class A	43,629	403,568
Lions Gate Entertainment Corp., Class B, NVS	82,034	716,977

Security	Shares	Value

Entertainment (continued)
Live Nation Entertainment Inc.(a)(b)	108,568	$7,202,401
LiveXLive Media Inc.(a)(b)	70,786	141,926
Madison Square Garden Co. (The), Class A(a)(b)	13,214	3,482,153
Marcus Corp. (The)	13,662	505,631
Netflix Inc.(a)	338,489	90,586,426
NTN Buzztime Inc.(a)	331	1,112
Reading International Inc., Class A, NVS(a)(b)	13,338	159,523
Rosetta Stone Inc.(a)(b)	15,728	273,667
Sciplay Corp.(a)(b)	12,387	132,541
Take-Two Interactive Software Inc.(a)	86,823	10,882,395
Viacom Inc., Class A	18,984	498,520
Viacom Inc., Class B, NVS	265,865	6,388,736
Walt Disney Co. (The)	1,386,566	180,697,281
World Wrestling Entertainment Inc., Class A	34,930	2,485,270
Zynga Inc., Class A(a)	636,656	3,705,338

		374,796,745

Equity Real Estate Investment Trusts (REITs) — 4.1%
Acadia Realty Trust	62,773	1,794,052
ACRE Realty Investors Inc.(a)(c)	2,715	2,253
Agree Realty Corp.	29,975	2,192,671
Alexander & Baldwin Inc.	47,545	1,165,328
Alexander’s Inc.	1,605	559,198
Alexandria Real Estate Equities Inc.	87,252	13,440,298
American Assets Trust Inc.	32,073	1,499,092
American Campus Communities Inc.	102,724	4,938,970
American Finance Trust Inc.(b)	41,130	574,175
American Homes 4 Rent, Class A(b)	190,892	4,942,194
American Tower Corp.	340,963	75,397,148
Americold Realty Trust	143,518	5,320,212
Apartment Investment & Management Co., Class A	124,867	6,510,565
Apple Hospitality REIT Inc.	179,064	2,968,881
Armada Hoffler Properties Inc.	26,583	480,886
Ashford Hospitality Trust Inc.	60,138	199,057
AvalonBay Communities Inc.	107,675	23,185,658
Bluerock Residential Growth REIT Inc.	13,613	160,225
Boston Properties Inc.	111,078	14,402,373
Braemar Hotels & Resorts Inc.	15,279	143,470
Brandywine Realty Trust	129,406	1,960,501
Brixmor Property Group Inc.	226,566	4,597,024
BRT Apartments Corp.	6,750	98,415
Camden Property Trust	74,862	8,310,431
CareTrust REIT Inc.	71,976	1,691,796
CatchMark Timber Trust Inc., Class A	27,458	292,977
CBL & Associates Properties Inc.	74,125	95,621
Cedar Realty Trust Inc.	46,488	139,464
Chatham Lodging Trust	20,549	372,964
CIM Commercial Trust Corp.	1,414	21,917
City Office REIT Inc.	14,335	206,281
Clipper Realty Inc.	32,854	334,782
Colony Capital Inc.	374,051	2,251,787
Columbia Property Trust Inc.	94,643	2,001,699
Community Healthcare Trust Inc.	15,148	674,843
CoreCivic Inc.	101,707	1,757,497
CorEnergy Infrastructure Trust Inc.	7,429	350,797
CorePoint Lodging Inc.	31,963	323,146
CoreSite Realty Corp.	26,877	3,274,962
Corporate Office Properties Trust	81,809	2,436,272
Cousins Properties Inc.	110,916	4,169,332
Crown Castle International Corp.	321,330	44,668,083
CubeSmart	143,774	5,017,713

24

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne Inc.	86,616	$6,851,326
DiamondRock Hospitality Co.	167,932	1,721,303
Digital Realty Trust Inc.	160,259	20,803,221
Douglas Emmett Inc.	126,964	5,437,868
Duke Realty Corp.	281,477	9,561,774
Easterly Government Properties Inc.	71,470	1,522,311
EastGroup Properties Inc.	27,677	3,460,179
Empire State Realty Trust Inc., Class A	88,697	1,265,706
EPR Properties	59,885	4,602,761
Equinix Inc.	64,357	37,121,118
Equity Commonwealth	102,745	3,519,016
Equity LifeStyle Properties Inc.	69,674	9,308,446
Equity Residential	269,514	23,248,278
Essential Properties Realty Trust Inc.	52,810	1,209,877
Essex Property Trust Inc.	51,732	16,898,258
Extra Space Storage Inc.	97,678	11,410,744
Farmland Partners Inc.(b)	13,377	89,358
Federal Realty Investment Trust	56,094	7,636,637
First Industrial Realty Trust Inc.	87,714	3,469,966
Four Corners Property Trust Inc.	47,150	1,333,402
Franklin Street Properties Corp.	68,366	578,376
Front Yard Residential Corp.	40,781	471,428
Gaming and Leisure Properties Inc.	157,130	6,008,651
GEO Group Inc. (The)	101,653	1,762,663
Getty Realty Corp.	20,190	647,291
Gladstone Commercial Corp.	14,335	336,873
Gladstone Land Corp.	6,563	78,067
Global Medical REIT Inc.	40,474	461,404
Global Net Lease Inc.	61,274	1,194,843
Global Self Storage Inc.	6,481	30,850
Hannon Armstrong Sustainable Infrastructure Capital Inc.	49,478	1,442,284
HCP Inc.	371,459	13,235,084
Healthcare Realty Trust Inc.	92,857	3,110,710
Healthcare Trust of America Inc., Class A	155,675	4,573,731
Hersha Hospitality Trust	32,727	486,978
Highwoods Properties Inc.	81,380	3,657,217
Host Hotels & Resorts Inc.	573,639	9,918,218
Hudson Pacific Properties Inc.	114,701	3,837,895
Independence Realty Trust Inc.	80,352	1,149,837
Industrial Logistics Properties Trust	61,807	1,313,399
Innovative Industrial Properties Inc.(b)	9,199	849,712
Investors Real Estate Trust	14,260	1,064,794
Invitation Homes Inc.	358,216	10,606,776
Iron Mountain Inc.	222,322	7,201,010
iStar Inc.	49,782	649,655
JBG SMITH Properties	89,147	3,495,454
Jernigan Capital Inc.	28,093	540,790
Kilroy Realty Corp.	77,573	6,042,161
Kimco Realty Corp.	314,991	6,577,012
Kite Realty Group Trust	74,697	1,206,357
Lamar Advertising Co., Class A	67,351	5,518,067
Lexington Realty Trust	156,492	1,604,043
Liberty Property Trust	117,786	6,045,955
Life Storage Inc.	35,198	3,710,221
LTC Properties Inc.	27,736	1,420,638
Macerich Co. (The)	79,007	2,495,831
Mack-Cali Realty Corp.	68,082	1,474,656
Medical Properties Trust Inc.	356,692	6,976,896
Mid-America Apartment Communities Inc.	88,171	11,463,112

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Monmouth Real Estate Investment Corp.	55,584	$800,965
National Health Investors Inc.	33,337	2,746,635
National Retail Properties Inc.	124,883	7,043,401
National Storage Affiliates Trust	40,554	1,353,287
New Senior Investment Group Inc.	46,486	310,526
NexPoint Residential Trust Inc.	14,266	667,078
Office Properties Income Trust	31,732	972,268
Omega Healthcare Investors Inc.	162,571	6,793,842
One Liberty Properties Inc.	12,753	351,090
Outfront Media Inc.	105,791	2,938,874
Paramount Group Inc.	143,799	1,919,717
Park Hotels & Resorts Inc.	182,654	4,560,870
Pebblebrook Hotel Trust	100,351	2,791,765
Pennsylvania REIT(b)	55,626	318,181
Physicians Realty Trust	144,302	2,561,361
Piedmont Office Realty Trust Inc., Class A	108,783	2,271,389
Plymouth Industrial REIT Inc.	27,682	507,134
PotlatchDeltic Corp.	48,545	1,994,471
Power REIT(a)	239	2,423
Preferred Apartment Communities Inc., Class A	41,482	599,415
Prologis Inc.(b)	484,689	41,305,197
PS Business Parks Inc.	17,842	3,246,352
Public Storage	115,702	28,378,230
QTS Realty Trust Inc., Class A	40,831	2,099,122
Rayonier Inc.	103,364	2,914,865
Realty Income Corp.	243,820	18,696,118
Regency Centers Corp.	127,872	8,885,825
Retail Opportunity Investments Corp.	92,330	1,683,176
Retail Properties of America Inc., Class A	176,377	2,172,965
Retail Value Inc.	14,221	526,746
Rexford Industrial Realty Inc.	86,716	3,817,238
RLJ Lodging Trust	129,010	2,191,880
RPT Realty	43,948	595,495
Ryman Hospitality Properties Inc.	40,370	3,302,670
Sabra Health Care REIT Inc.	148,834	3,417,229
Safehold Inc.	21,715	662,308
Saul Centers Inc.	7,455	406,372
SBA Communications Corp.	86,724	20,913,493
Senior Housing Properties Trust	182,951	1,693,212
Seritage Growth Properties, Class A	19,490	828,130
Service Properties Trust	122,954	3,170,984
Simon Property Group Inc.	236,849	36,865,547
SITE Centers Corp.	108,390	1,637,773
SL Green Realty Corp.	63,684	5,206,167
Sotherly Hotels Inc.	7,500	50,175
Spirit MTA REIT	41,211	347,821
Spirit Realty Capital Inc.	70,650	3,381,309
STAG Industrial Inc.	96,158	2,834,738
STORE Capital Corp.	152,149	5,691,894
Summit Hotel Properties Inc.	76,509	887,504
Sun Communities Inc.	70,059	10,400,259
Sunstone Hotel Investors Inc.	162,733	2,235,951
Tanger Factory Outlet Centers Inc.	72,075	1,115,721
Taubman Centers Inc.	49,085	2,004,141
Terreno Realty Corp.	51,745	2,643,652
UDR Inc.	242,968	11,779,089
UMH Properties Inc.	23,011	323,995
Uniti Group Inc.	143,616	1,115,178
Universal Health Realty Income Trust	7,860	808,008
Urban Edge Properties	86,435	1,710,549

25

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Urstadt Biddle Properties Inc., Class A	10,665	$252,761
Ventas Inc.	283,059	20,671,799
VEREIT Inc.	790,103	7,727,207
VICI Properties Inc.	341,012	7,723,922
Vornado Realty Trust	122,434	7,795,373
Washington Prime Group Inc.	181,933	753,203
Washington REIT	55,125	1,508,220
Weingarten Realty Investors	103,703	3,020,868
Welltower Inc.	311,740	28,259,231
Weyerhaeuser Co.	569,939	15,787,310
Wheeler Real Estate Investment Trust Inc.(a)(b)	736	1,141
Whitestone REIT	20,057	275,984
WP Carey Inc.	134,219	12,012,600
Xenia Hotels & Resorts Inc.	81,430	1,719,802

		939,596,689

Food & Staples Retailing — 1.5%
Andersons Inc. (The)	20,167	452,346
BJ’s Wholesale Club Holdings Inc.(a)(b)	84,462	2,185,032
Casey’s General Stores Inc.(b)	29,182	4,702,971
Chefs’ Warehouse Inc. (The)(a)(b)	13,663	550,892
Costco Wholesale Corp.	339,145	97,711,066
Grocery Outlet Holding Corp.(a)(b)	13,642	473,104
Ingles Markets Inc., Class A	14,763	573,690
Kroger Co. (The)	611,197	15,756,659
Natural Grocers by Vitamin Cottage Inc.(a)(b)	28,215	281,868
Performance Food Group Co.(a)	83,789	3,855,132
PriceSmart Inc.(b)	14,611	1,038,842
Rite Aid Corp.(a)(b)	35,869	249,289
SpartanNash Co.	39,072	462,222
Sprouts Farmers Market Inc.(a)	89,707	1,734,933
Sysco Corp.	391,024	31,047,306
U.S. Foods Holding Corp.(a)	164,326	6,753,799
United Natural Foods Inc.(a)(b)	32,384	373,064
Village Super Market Inc., Class A	6,223	164,598
Walmart Inc.	1,091,820	129,577,198
Walgreens Boots Alliance Inc.	582,611	32,224,214
Weis Markets Inc.	12,341	470,686

		330,638,911

Food Products — 1.2%
Alico Inc.	649	22,079
Arcadia Biosciences Inc.(a)(b)	219	1,025
Archer-Daniels-Midland Co.	430,230	17,669,546
B&G Foods Inc.(b)	46,600	881,206
Beyond Meat Inc.(a)(b)	7,722	1,147,644
Bridgford Foods Corp.(a)	641	19,339
Bunge Ltd.	109,508	6,200,343
Calavo Growers Inc.	10,498	999,200
Cal-Maine Foods Inc.(b)	26,337	1,052,295
Campbell Soup Co.	130,364	6,116,679
Coffee Holding Co. Inc.(a)	6,600	26,136
Conagra Brands Inc.	372,752	11,436,031
Darling Ingredients Inc.(a)(b)	122,543	2,344,248
Dean Foods Co.	65,701	76,213
Farmer Bros. Co.(a)(b)	13	168
Flowers Foods Inc.	136,144	3,149,011
Fresh Del Monte Produce Inc.	24,360	830,920
Freshpet Inc.(a)(b)	24,219	1,205,380
General Mills Inc.	458,420	25,268,110
Hain Celestial Group Inc. (The)(a)(b)	68,269	1,466,077

Security	Shares	Value

Food Products (continued)
Hershey Co. (The)	109,787	$17,015,887
Hormel Foods Corp.	210,357	9,198,912
Hostess Brands Inc.(a)(b)	74,431	1,040,917
Ingredion Inc.	48,970	4,002,808
J&J Snack Foods Corp.	12,229	2,347,968
JM Smucker Co. (The)	87,721	9,651,064
John B Sanfilippo & Son Inc.	6,223	601,142
Kellogg Co.	195,044	12,551,081
Kraft Heinz Co. (The)	480,578	13,424,946
Lamb Weston Holdings Inc.	111,255	8,090,464
Lancaster Colony Corp.	15,930	2,208,694
Landec Corp.(a)(b)	20,314	220,813
Lifeway Foods Inc.(a)(b)	6,010	13,162
Limoneira Co.	7,478	137,296
McCormick & Co. Inc./MD, NVS	94,164	14,717,833
Mondelez International Inc., Class A	1,114,818	61,671,732
Pilgrim’s Pride Corp.(a)(b)	45,147	1,446,736
Post Holdings Inc.(a)	52,190	5,523,790
RiceBran Technologies(a)(b)	6,685	16,512
Rocky Mountain Chocolate Factory Inc.	5,970	55,819
S&W Seed Co.(a)(b)	7,727	18,390
Sanderson Farms Inc.	14,258	2,157,663
Seaboard Corp.	183	800,625
Seneca Foods Corp., Class A(a)	6,103	190,292
Seneca Foods Corp., Class B(a)	117	3,826
Simply Good Foods Co. (The)(a)	34,338	995,459
Tootsie Roll Industries Inc.	19,203	713,199
TreeHouse Foods Inc.(a)(b)	41,009	2,273,949
Tyson Foods Inc., Class A	226,118	19,477,804

		270,480,433

Gas Utilities — 0.2%
Atmos Energy Corp.	92,986	10,590,176
Chesapeake Utilities Corp.	13,036	1,242,591
National Fuel Gas Co.	67,298	3,157,622
New Jersey Resources Corp.	68,713	3,107,202
Northwest Natural Holding Co.	24,615	1,756,034
ONE Gas Inc.	40,207	3,864,295
RGC Resources Inc.	1,246	36,433
South Jersey Industries Inc.	67,245	2,213,033
Southwest Gas Holdings Inc.	41,880	3,812,755
Spire Inc.	39,105	3,411,520
UGI Corp.	160,993	8,093,118

		41,284,779

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	1,369,387	114,576,610
ABIOMED Inc.(a)	34,644	6,162,821
Accuray Inc.(a)(b)	60,528	167,663
Aethlon Medical Inc.(a)	6,224	1,463
Akers Biosciences Inc.(a)	85	38
Align Technology Inc.(a)	55,826	10,100,040
Alphatec Holdings Inc.(a)(b)	6,023	30,235
AngioDynamics Inc.(a)(b)	20,275	373,465
Antares Pharma Inc.(a)(b)	108,497	362,922
Apollo Endosurgery Inc.(a)(b)	72	240
Apyx Medical Corp.(a)(b)	20,236	136,998
Atossa Genetics Inc.(a)	54	106
AtriCure Inc.(a)(b)	22,067	550,351
Atrion Corp.	1,031	803,324
Avanos Medical Inc.(a)(b)	47,888	1,793,884

26

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Avedro Inc.(a)	17,402	$395,025
Avinger Inc.(a)	8	7
Axogen Inc.(a)(b)	32,879	410,330
Axonics Modulation Technologies Inc.(a)	9,336	251,325
Baxter International Inc.	394,032	34,465,979
Becton Dickinson and Co.	207,777	52,559,270
Biolase Inc.(a)(b)	6,597	6,268
BioLife Solutions Inc.(a)(b)	6,892	114,579
BioSig Technologies Inc.(a)(b)	69,149	570,479
Boston Scientific Corp.(a)	1,069,413	43,514,415
Cantel Medical Corp.(b)	27,012	2,020,498
Cardiovascular Systems Inc.(a)	23,538	1,118,526
Cerus Corp.(a)(b)	79,467	409,652
Cesca Therapeutics Inc.(a)	27	179
Chembio Diagnostics Inc.(a)(b)	6,699	40,998
Conformis Inc.(a)	42,732	79,482
CONMED Corp.	20,094	1,932,038
Cooper Companies Inc. (The)	38,250	11,360,250
Corindus Vascular Robotics Inc.(a)	69,107	295,778
CryoLife Inc.(a)	20,146	546,964
CryoPort Inc.(a)(b)	20,765	339,612
Cutera Inc.(a)	7,721	225,685
CytoSorbents Corp.(a)	13,412	67,462
Danaher Corp.	484,852	70,027,174
Dare Bioscience Inc.(a)	643	494
DENTSPLY SIRONA Inc.	180,626	9,629,172
DexCom Inc.(a)(b)	69,681	10,399,192
Edwards Lifesciences Corp.(a)	160,313	35,254,432
Ekso Bionics Holdings Inc.(a)(b)	190,677	100,754
Electromed Inc.(a)	5,970	39,462
Endologix Inc.(a)(b)	5,589	22,188
FONAR Corp.(a)	6,145	127,017
GenMark Diagnostics Inc.(a)	34,960	211,858
Glaukos Corp.(a)(b)	25,490	1,593,380
Globus Medical Inc., Class A(a)	54,747	2,798,667
Haemonetics Corp.(a)	39,341	4,962,474
Helius Medical Technologies Inc.(a)(b)	62,133	102,519
Heska Corp.(a)(b)	6,415	454,631
Hill-Rom Holdings Inc.	52,877	5,564,247
Hologic Inc.(a)	204,312	10,315,713
ICU Medical Inc.(a)	12,471	1,990,372
IDEXX Laboratories Inc.(a)	65,990	17,944,661
Inogen Inc.(a)(b)	13,780	660,200
Insulet Corp.(a)(b)	46,592	7,684,419
Integer Holdings Corp.(a)	27,538	2,080,771
Integra LifeSciences Holdings Corp.(a)	53,628	3,221,434
IntriCon Corp.(a)(b)	6,148	119,517
Intuitive Surgical Inc.(a)	88,618	47,847,517
Invacare Corp.	20,675	155,062
InVivo Therapeutics Holdings Corp.(a)	509	262
iRadimed Corp.(a)	5,916	124,354
iRhythm Technologies Inc.(a)(b)	15,971	1,183,611
IRIDEX Corp.(a)(b)	6,611	12,495
Kewaunee Scientific Corp.	262	4,082
Lantheus Holdings Inc.(a)	30,040	752,953
LeMaitre Vascular Inc.	7,555	258,230
LivaNova PLC(a)	38,472	2,838,849
Masimo Corp.(a)	36,570	5,441,250
Medtronic PLC	1,030,889	111,975,163
Meridian Bioscience Inc.	28,120	266,859

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Merit Medical Systems Inc.(a)	40,792	$1,242,524
Mesa Laboratories Inc.(b)	2,261	537,598
Microbot Medical Inc.(a)	17	90
Milestone Scientific Inc.(a)(b)	7,521	6,242
Misonix Inc.(a)(b)	6,107	122,751
Motus GI Holdings Inc.(a)(b)	7,842	15,527
Natus Medical Inc.(a)(b)	26,366	839,493
Neogen Corp.(a)(b)	41,998	2,860,484
NeuroMetrix Inc.(a)	108	37
Neuronetics Inc.(a)	26,444	219,750
Nevro Corp.(a)(b)	23,255	1,999,232
NuVasive Inc.(a)	39,278	2,489,440
Nuvectra Corp.(a)(b)	6,635	9,024
OraSure Technologies Inc.(a)(b)	40,947	305,874
Orthofix Medical Inc.(a)	13,629	722,610
OrthoPediatrics Corp.(a)	11,216	395,476
Penumbra Inc.(a)(b)	23,524	3,163,743
Predictive Oncology Inc.(a)	57	29
Pro-Dex Inc.(a)(b)	613	9,379
Pulse Biosciences Inc.(a)(b)	24,889	384,286
Quidel Corp.(a)(b)	27,398	1,680,867
ResMed Inc.	110,039	14,867,369
Retractable Technologies Inc.(a)(b)	7,574	8,710
Rockwell Medical Inc.(a)(b)	47,178	130,211
RTI Surgical Holdings Inc.(a)	41,641	118,677
SeaSpine Holdings Corp.(a)	6,770	82,662
Second Sight Medical Products Inc.(a)(b)	12,984	10,711
Senseonics Holdings Inc.(a)(b)	87,191	86,188
Sensus Healthcare Inc.(a)(b)	55,973	335,838
Shockwave Medical Inc.(a)(b)	4,232	126,664
SI-BONE Inc.(a)	24,624	435,106
Sientra Inc.(a)	25,139	162,901
Silk Road Medical Inc.(a)(b)	3,816	124,134
SiNtx Technologies Inc.(a)	13	26
Soliton Inc.(a)(b)	810	8,659
Sorrento Tech Inc.(a)(c)	126	1
STAAR Surgical Co.(a)(b)	20,543	529,599
STERIS PLC	65,473	9,460,194
Strata Skin Sciences Inc.(a)	1,191	2,537
Stryker Corp.	251,487	54,396,638
Surmodics Inc.(a)	7,880	360,431
Tactile Systems Technology Inc.(a)	13,294	562,602
Tandem Diabetes Care Inc.(a)(b)	44,642	2,632,985
Teleflex Inc.	35,413	12,031,567
TransEnterix Inc.(a)(b)	196,223	121,619
TransMedics Group Inc.(a)(b)	2,260	53,675
Utah Medical Products Inc.	1,035	99,194
Vapotherm Inc.(a)(b)	21,905	207,440
Varex Imaging Corp.(a)(b)	28,059	800,804
Varian Medical Systems Inc.(a)	69,811	8,313,792
Vermillion Inc.(a)(b)	19,752	10,646
ViewRay Inc.(a)(b)	60,751	176,178
VolitionRx Ltd.(a)(b)	7,513	42,223
West Pharmaceutical Services Inc.	56,576	8,023,608
Wright Medical Group NV(a)	91,107	1,879,537
Xtant Medical Holdings Inc.(a)	120	341
Zimmer Biomet Holdings Inc.	157,350	21,599,434
Zosano Pharma Corp.(a)	202	315
Zynex Inc.(b)	6,720	63,907

		796,821,975

27

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 2.3%
AAC Holdings Inc.(a)(b)	6,655	$4,459
Acadia Healthcare Co. Inc.(a)(b)	67,345	2,093,083
Addus HomeCare Corp.(a)(b)	6,656	527,688
Amedisys Inc.(a)	21,892	2,868,071
American Renal Associates Holdings Inc.(a)(b)	6,645	41,996
American Shared Hospital Services(a)	709	1,780
AmerisourceBergen Corp.	117,633	9,684,725
AMN Healthcare Services Inc.(a)(b)	34,423	1,981,388
Anthem Inc.	197,728	47,474,493
Apollo Medical Holdings Inc.(a)(b)	21,924	386,301
BioTelemetry Inc.(a)(b)	26,612	1,083,907
Brookdale Senior Living Inc.(a)(b)	169,154	1,282,187
Capital Senior Living Corp.(a)(b)	20,422	89,448
Cardinal Health Inc.	231,221	10,911,319
Catasys Inc.(a)(b)	32,870	518,031
Centene Corp.(a)	318,068	13,759,622
Chemed Corp.	12,163	5,078,904
Cigna Corp.(a)(b)	291,428	44,235,856
Community Health Systems Inc.(a)(b)	81,746	294,286
CorVel Corp.(a)	6,944	525,661
Covetrus Inc.(a)(b)	71,970	855,723
Cross Country Healthcare Inc.(a)(b)	26,360	271,508
CVS Health Corp.	999,273	63,024,148
DaVita Inc.(a)(b)	74,857	4,272,089
Digirad Corp.	1,268	5,795
Diplomat Pharmacy Inc.(a)	45,835	224,591
Encompass Health Corp.	76,230	4,823,834
Ensign Group Inc. (The)	36,799	1,745,377
Enzo Biochem Inc.(a)(b)	28,088	101,117
Five Star Senior Living Inc.(a)(b)	2,456	1,117
Genesis Healthcare Inc.(a)(b)	19,786	21,962
Guardant Health Inc.(a)	29,341	1,872,836
Hanger Inc.(a)	28,156	573,819
HCA Healthcare Inc.	204,699	24,649,854
HealthEquity Inc.(a)	52,550	3,002,970
Henry Schein Inc.(a)(b)	116,940	7,425,690
Humana Inc.	104,556	26,731,832
InfuSystem Holdings Inc.(a)(b)	13,506	71,447
Interpace Diagnostics Group Inc.(a)	271	214
Joint Corp. (The)(a)	6,587	122,584
Laboratory Corp. of America Holdings(a)	75,459	12,677,112
LHC Group Inc.(a)	21,730	2,467,659
Magellan Health Inc.(a)	13,459	835,804
McKesson Corp.	143,706	19,638,862
MEDNAX Inc.(a)	68,451	1,548,362
Molina Healthcare Inc.(a)	47,589	5,221,465
National HealthCare Corp.	7,218	590,793
National Research Corp.	6,964	402,171
Option Care Health Inc.(a)(b)	135,301	432,963
Owens & Minor Inc.	87,144	506,307
Patterson Companies Inc.	68,922	1,228,190
PetIQ Inc.(a)(b)	15,364	418,823
Premier Inc., Class A(a)(b)	41,028	1,186,530
Providence Service Corp. (The)(a)(b)	7,531	447,793
Psychemedics Corp.	5,994	54,605
Quest Diagnostics Inc.	104,077	11,139,361
Quorum Health Corp.(a)(b)	20,812	25,182
R1 RCM Inc.(a)(b)	69,008	616,241
RadNet Inc.(a)	23,121	332,018
Regional Health Properties Inc.(a)(b)	885	1,416

Security	Shares	Value

Health Care Providers & Services (continued)
Select Medical Holdings Corp.(a)	77,426	$1,282,949
Sharps Compliance Corp.(a)(b)	7,431	30,839
Surgery Partners Inc.(a)(b)	26,465	195,444
Tenet Healthcare Corp.(a)(b)	66,242	1,465,273
Tivity Health Inc.(a)(b)	42,866	712,862
Triple-S Management Corp., Class B(a)	20,524	275,022
U.S. Physical Therapy Inc.	8,490	1,108,369
UnitedHealth Group Inc.	729,568	158,549,718
Universal Health Services Inc., Class B	63,915	9,507,356
WellCare Health Plans Inc.(a)	38,702	10,030,397

		525,571,598

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	136,455	1,498,276
Castlight Health Inc., Class B(a)(b)	33,135	46,720
Cerner Corp.	249,647	17,018,436
Change Healthcare Inc.(a)	35,610	430,169
Computer Programs & Systems Inc.	6,976	157,727
Evolent Health Inc., Class A(a)(b)	63,731	458,226
Health Catalyst Inc.(a)(b)	11,968	378,668
HealthStream Inc.(a)	19,651	508,764
HMS Holdings Corp.(a)	62,545	2,155,613
HTG Molecular Diagnostics Inc.(a)(b)	5,987	4,071
Icad Inc.(a)(b)	7,661	52,478
Inovalon Holdings Inc., Class A(a)(b)	51,668	846,839
Inspire Medical Systems Inc.(a)	8,941	545,580
Livongo Health Inc.(a)	20,651	360,154
Medidata Solutions Inc.(a)	47,222	4,320,813
Micron Solutions Inc.(a)	620	1,358
NextGen Healthcare Inc.(a)	33,422	523,723
Omnicell Inc.(a)(b)	32,368	2,339,235
OptimizeRx Corp.(a)(b)	28,882	418,211
Phreesia Inc.(a)	16,943	410,698
Simulations Plus Inc.(b)	6,959	241,477
Streamline Health Solutions Inc.(a)	14,537	15,991
Tabula Rasa HealthCare Inc.(a)(b)	12,513	687,464
Teladoc Health Inc.(a)(b)	53,108	3,596,474
Veeva Systems Inc., Class A(a)	97,714	14,919,951
Vocera Communications Inc.(a)(b)	22,400	552,160

		52,489,276

Hotels, Restaurants & Leisure — 2.1%
Aramark	191,769	8,357,293
Ark Restaurants Corp.	295	5,977
BBQ Holdings Inc.(a)(b)	6,940	33,243
Biglari Holdings Inc., Class A(a)(b)	19	10,662
Biglari Holdings Inc., Class B, NVS(a)(b)	199	21,691
BJ’s Restaurants Inc.	19,639	762,779
Bloomin’ Brands Inc.	66,370	1,256,384
Bowl America Inc., Class A	686	10,228
Boyd Gaming Corp.	59,759	1,431,228
Brinker International Inc.	24,987	1,066,195
Caesars Entertainment Corp.(a)	457,428	5,333,610
Canterbury Park Holding Corp.	598	7,302
Carnival Corp.	306,733	13,407,299
Carrols Restaurant Group Inc.(a)(b)	26,492	219,619
Century Casinos Inc.(a)(b)	14,274	110,338
Chanticleer Holdings Inc.(a)	1,017	736
Cheesecake Factory Inc. (The)	33,847	1,410,743
Chipotle Mexican Grill Inc.(a)	18,730	15,742,003
Choice Hotels International Inc.	26,962	2,398,539

28

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Churchill Downs Inc.	27,494	$3,394,272
Chuy’s Holdings Inc.(a)(b)	13,349	330,521
Cracker Barrel Old Country Store Inc.	19,565	3,182,247
Darden Restaurants Inc.	95,185	11,252,771
Dave & Buster’s Entertainment Inc.	26,077	1,015,699
Del Taco Restaurants Inc.(a)(b)	20,199	206,535
Denny’s Corp.(a)	60,572	1,378,922
Dine Brands Global Inc.	13,359	1,013,414
Diversified Restaurant Holdings Inc.(a)(b)	7,659	4,499
Domino’s Pizza Inc.	31,357	7,669,609
Dover Motorsports Inc.	13,384	26,500
Drive Shack Inc.(a)(b)	35,231	151,846
Dunkin’ Brands Group Inc.	60,969	4,838,500
El Pollo Loco Holdings Inc.(a)(b)	13,950	152,892
Eldorado Resorts Inc.(a)(b)	48,570	1,936,486
Empire Resorts Inc.(a)(b)	635	6,115
Everi Holdings Inc.(a)(b)	47,982	405,928
Extended Stay America Inc.	149,353	2,186,528
Fiesta Restaurant Group Inc.(a)(b)	26,793	279,183
Flanigan’s Enterprises Inc.	198	4,528
Full House Resorts Inc.(a)	4,630	10,001
Golden Entertainment Inc.(a)	28,809	382,872
Good Times Restaurants Inc.(a)	7,436	11,972
Habit Restaurants Inc. (The), Class A(a)(b)	7,431	64,947
Hilton Grand Vacations Inc.(a)	70,327	2,250,464
Hilton Worldwide Holdings Inc.(b)	225,314	20,978,987
Hyatt Hotels Corp., Class A	32,958	2,428,016
Inspired Entertainment Inc.(a)(b)	63,135	453,941
International Speedway Corp., Class A	18,659	839,842
J Alexander’s Holdings Inc.(a)	12,876	150,907
Jack in the Box Inc.	19,318	1,760,256
Las Vegas Sands Corp.	261,803	15,121,741
Lindblad Expeditions Holdings Inc.(a)	13,559	227,249
Luby’s Inc.(a)	14,246	27,114
Marriott International Inc./MD, Class A	215,573	26,810,814
Marriott Vacations Worldwide Corp.	28,418	2,944,389
McDonald’s Corp.	585,289	125,667,401
MGM Resorts International	387,622	10,744,882
Monarch Casino & Resort Inc.(a)(b)	6,741	281,032
Nathan’s Famous Inc.	709	50,942
Noodles & Co.(a)(b)	13,936	78,878
Norwegian Cruise Line Holdings Ltd.(a)	165,334	8,559,341
ONE Group Hospitality Inc. (The)(a)(b)	12,931	36,465
Papa John’s International Inc.	20,535	1,075,007
Penn National Gaming Inc.(a)(b)	89,344	1,664,032
Planet Fitness Inc., Class A(a)(b)	63,496	3,674,513
Playa Hotels & Resorts NV(a)(b)	55,364	433,500
PlayAGS Inc.(a)(b)	17,985	184,886
Potbelly Corp.(a)(b)	19,659	85,713
Rave Restaurant Group Inc.(a)(b)	3,285	8,442
RCI Hospitality Holdings Inc.	6,945	143,623
Red Lion Hotels Corp.(a)(b)	13,861	89,819
Red Robin Gourmet Burgers Inc.(a)	14,226	473,157
Red Rock Resorts Inc., Class A	49,493	1,004,955
Royal Caribbean Cruises Ltd.	133,189	14,428,364
Ruth’s Hospitality Group Inc.	26,634	543,733
Scientific Games Corp./DE, Class A(a)	43,258	880,300
Shake Shack Inc., Class A(a)(b)	19,417	1,903,643
Six Flags Entertainment Corp.	56,027	2,845,611
Starbucks Corp.	925,113	81,798,491

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Target Hospitality Corp.(a)	1,075	$7,321
Texas Roadhouse Inc.	49,095	2,578,469
Town Sports International Holdings Inc.(a)(b)	20,329	33,340
Twin River Worldwide Holdings Inc.	18,047	412,013
Vail Resorts Inc.	31,273	7,116,484
Wendy’s Co. (The)	157,114	3,139,138
Wingstop Inc.	21,406	1,868,316
Wyndham Destinations Inc.	70,095	3,225,772
Wyndham Hotels & Resorts Inc.	69,741	3,608,399
Wynn Resorts Ltd.	74,758	8,127,690
Yum! Brands Inc.	230,768	26,176,014

		478,436,062

Household Durables — 0.5%
Bassett Furniture Industries Inc.	14,451	221,100
Beazer Homes USA Inc.(a)(b)	20,195	300,906
Cavco Industries Inc.(a)	6,661	1,279,511
Century Communities Inc.(a)	13,525	414,271
Comstock Holding Companies Inc.(a)	285	550
CSS Industries Inc.	6,731	26,722
CTI Industries Corp.(a)(b)	230	511
Dixie Group Inc. (The)(a)(b)	12,826	17,700
DR Horton Inc.	264,435	13,938,369
Emerson Radio Corp.(a)(b)	13,720	13,555
Ethan Allen Interiors Inc.	12,912	246,619
Flexsteel Industries Inc.	13	193
Garmin Ltd.	111,637	9,454,538
GoPro Inc., Class A(a)(b)	83,481	432,849
Green Brick Partners Inc.(a)(b)	20,276	216,953
Hamilton Beach Brands Holding Co., Class A	28	453
Helen of Troy Ltd.(a)	20,434	3,221,624
Hooker Furniture Corp.	7,523	161,293
Hovnanian Enterprises Inc., Class A(a)(b)	4,046	77,886
Installed Building Products Inc.(a)(b)	18,511	1,061,421
iRobot Corp.(a)(b)	20,572	1,268,675
KB Home	61,667	2,096,678
La-Z-Boy Inc.	34,797	1,168,831
Legacy Housing Corp.(a)	38,654	626,195
Leggett & Platt Inc.	96,310	3,942,931
Lennar Corp., Class A(b)	223,347	12,473,930
Lennar Corp., Class B	11,643	516,600
LGI Homes Inc.(a)(b)	13,061	1,088,243
Libbey Inc.(a)	14,306	47,925
Lifetime Brands Inc.	7,117	62,985
Live Ventures Inc.(a)	631	5,300
Lovesac Co. (The)(a)(b)	5,966	111,385
M/I Homes Inc.(a)	19,674	740,726
MDC Holdings Inc.	38,147	1,644,136
Meritage Homes Corp.(a)	27,174	1,911,691
Mohawk Industries Inc.(a)(b)	46,373	5,753,498
New Home Co. Inc. (The)(a)(b)	7,665	33,419
Newell Brands Inc.	296,955	5,558,998
Nova Lifestyle Inc.(a)(b)	13,728	8,649
NVR Inc.(a)	2,602	9,672,545
P&F Industries Inc., Class A	689	4,616
PulteGroup Inc.	201,685	7,371,587
Roku Inc.(a)(b)	62,721	6,382,489
Skyline Champion Corp.(a)	38,386	1,155,035
Sonos Inc.(a)(b)	7,223	96,860
Taylor Morrison Home Corp., Class A(a)	67,708	1,756,346
Tempur Sealy International Inc.(a)	32,662	2,521,506

29

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Toll Brothers Inc.	102,584	$4,211,073
TopBuild Corp.(a)	27,897	2,690,108
TRI Pointe Group Inc.(a)	109,107	1,640,969
Tupperware Brands Corp.	36,646	581,572
Turtle Beach Corp.(a)(b)	2,103	24,542
Universal Electronics Inc.(a)(b)	8,473	431,276
VOXX International Corp.(a)(b)	13,350	62,745
Vuzix Corp.(a)(b)	7,677	17,504
Whirlpool Corp.	49,395	7,822,192
William Lyon Homes, Class A(a)	13,690	278,728
ZAGG Inc.(a)(b)	20,593	129,118

		116,998,630

Household Products — 1.6%
Central Garden & Pet Co.(a)(b)	6,966	203,616
Central Garden & Pet Co., Class A, NVS(a)	33,362	924,961
Church & Dwight Co. Inc.	189,399	14,250,381
Clorox Co. (The)	97,843	14,859,416
Colgate-Palmolive Co.	652,969	47,999,751
Energizer Holdings Inc.	49,861	2,172,942
Kimberly-Clark Corp.	264,729	37,604,754
Ocean Bio-Chem Inc.	728	2,483
Oil-Dri Corp. of America	5,959	202,964
Procter & Gamble Co. (The)	1,926,081	239,565,955
Spectrum Brands Holdings Inc.	39,489	2,081,830
WD-40 Co.	12,176	2,234,783

		362,103,836

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp./VA	514,665	8,409,626
Clearway Energy Inc., Class A	26,584	460,967
Clearway Energy Inc., Class C	53,224	971,338
NRG Energy Inc.(b)	197,505	7,821,198
Ormat Technologies Inc.	39,841	2,959,788
Pattern Energy Group Inc., Class A	68,356	1,840,827
Sunnova Energy International Inc.(a)	44,266	475,860
TerraForm Power Inc., Class A	76,268	1,389,984
Vistra Energy Corp.	349,577	9,344,193

		33,673,781

Industrial Conglomerates — 1.2%
3M Co.	440,676	72,447,134
Carlisle Companies Inc.	43,552	6,338,558
General Electric Co.(b)	6,706,408	59,955,288
Honeywell International Inc.	548,767	92,851,376
Raven Industries Inc.	27,228	911,049
Roper Technologies Inc.	81,511	29,066,823

		261,570,228

Insurance — 2.8%
1347 Property Insurance Holdings Inc.(a)(b)	6,036	26,619
Aflac Inc.	566,737	29,651,680
Alleghany Corp.(a)	11,682	9,319,432
Allstate Corp. (The)	250,806	27,257,596
Ambac Financial Group Inc.(a)(b)	32,360	632,638
American Equity Investment Life Holding Co.	60,670	1,468,214
American Financial Group Inc./OH	49,657	5,355,507
American International Group Inc.	668,220	37,219,854
American National Insurance Co.	6,810	842,601
AMERISAFE Inc.	6,027	398,445
Aon PLC	183,379	35,496,673
Arch Capital Group Ltd.(a)	312,953	13,137,767
Argo Group International Holdings Ltd.	28,978	2,035,415

Security	Shares	Value

Insurance (continued)
Arthur J Gallagher & Co.	150,881	$13,514,411
Assurant Inc.	46,931	5,904,858
Assured Guaranty Ltd.	79,088	3,516,252
Athene Holding Ltd., Class A(a)	95,597	4,020,810
Atlantic American Corp.(b)	749	2,007
Atlas Financial Holdings Inc.(a)(b)	6,990	2,631
Axis Capital Holdings Ltd.	69,031	4,605,748
Blue Capital Reinsurance Holdings Ltd.	6,083	44,832
Brighthouse Financial Inc.(a)	84,561	3,422,184
Brown & Brown Inc.	180,930	6,524,336
Chubb Ltd.	349,423	56,410,849
Cincinnati Financial Corp.	121,217	14,142,387
Citizens Inc./TX(a)(b)	34,010	233,649
CNA Financial Corp.	20,311	1,000,317
CNO Financial Group Inc.	126,807	2,007,355
Conifer Holdings Inc.(a)(b)	833	3,157
Crawford & Co., Class A, NVS	13,483	146,695
Crawford & Co., Class B	7,504	75,715
Donegal Group Inc., Class A	6,547	95,979
eHealth Inc.(a)(b)	13,849	924,975
Employers Holdings Inc.	22,421	977,107
Enstar Group Ltd.(a)	11,659	2,214,277
Erie Indemnity Co., Class A, NVS	15,441	2,866,622
Everest Re Group Ltd.	32,004	8,515,944
FBL Financial Group Inc., Class A	12,226	727,569
FedNat Holding Co.	7,603	106,366
Fidelity National Financial Inc.	213,156	9,466,258
First American Financial Corp.	82,427	4,864,017
Genworth Financial Inc., Class A(a)	371,856	1,636,166
Global Indemnity Ltd.	6,730	168,048
Globe Life Inc.(a)	77,963	7,465,737
Goosehead Insurance Inc., Class A	7,722	381,081
Greenlight Capital Re Ltd., Class A(a)(b)	21,115	221,708
Hallmark Financial Services Inc.(a)(b)	12,788	244,634
Hanover Insurance Group Inc. (The)	31,748	4,303,124
Hartford Financial Services Group Inc. (The)	276,216	16,741,452
HCI Group Inc.	5,757	242,024
Health Insurance Innovations Inc., Class A(a)(b)	6,657	165,959
Heritage Insurance Holdings Inc.	19,708	294,635
Horace Mann Educators Corp.	20,343	942,491
Independence Holding Co.	6,548	252,687
Investors Title Co.	321	51,392
James River Group Holdings Ltd.	17,615	902,593
Kemper Corp.	48,024	3,743,471
Kingstone Companies Inc.	6,041	51,469
Kinsale Capital Group Inc.(b)	19,066	1,969,708
Lincoln National Corp.	160,809	9,699,999
Loews Corp.(b)	191,640	9,865,627
Maiden Holdings Ltd.	16,362	12,272
Markel Corp.(a)	10,792	12,755,065
Marsh & McLennan Companies Inc.	393,703	39,389,985
MBIA Inc.(a)	54,154	499,841
Mercury General Corp.	22,630	1,264,564
MetLife Inc.	598,036	28,203,378
National General Holdings Corp.	41,509	955,537
National Security Group Inc. (The)	249	2,764
National Western Life Group Inc., Class A	423	113,521
NI Holdings Inc.(a)	28,506	488,593
Old Republic International Corp.	209,243	4,931,858
Palomar Holdings Inc.(a)	13,353	526,375

30

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Primerica Inc.	32,503	$4,135,357
Principal Financial Group Inc.	197,959	11,311,377
ProAssurance Corp.	36,192	1,457,452
Progressive Corp. (The)	449,290	34,707,653
ProSight Global Inc.(a)	26,123	505,741
Protective Insurance Corp., Class A	175	2,888
Protective Insurance Corp., Class B	6,675	116,479
Prudential Financial Inc.	307,135	27,626,793
Reinsurance Group of America Inc.	47,099	7,530,188
RenaissanceRe Holdings Ltd.	33,176	6,417,897
RLI Corp.	33,587	3,120,568
Safety Insurance Group Inc.	11,228	1,137,733
Selective Insurance Group Inc.	45,821	3,445,281
State Auto Financial Corp.	12,869	416,827
Stewart Information Services Corp.	16,242	630,027
Third Point Reinsurance Ltd.(a)	34,107	340,729
Tiptree Inc.	26,423	192,359
Travelers Companies Inc. (The)	199,140	29,610,127
Trupanion Inc.(a)(b)	19,887	505,528
Unico American Corp.(a)	619	3,764
United Fire Group Inc.	14,191	666,693
United Insurance Holdings Corp.	8,089	113,165
Universal Insurance Holdings Inc.	20,900	626,791
Unum Group	164,834	4,898,867
Watford Holdings Ltd.(a)	17,792	479,494
White Mountains Insurance Group Ltd.	2,302	2,486,160
Willis Towers Watson PLC	99,105	19,124,292
WR Berkley Corp.	119,311	8,617,834

		627,895,570

Interactive Media & Services — 4.2%
Alphabet Inc., Class A(a)	230,651	281,657,162
Alphabet Inc., Class C, NVS(a)	232,137	282,975,003
ANGI Homeservices Inc., Class A(a)(b)	43,933	311,265
AutoWeb Inc.(a)	5,221	16,185
Care.com Inc.(a)(b)	27,829	290,813
Cargurus Inc.(a)(b)	28,036	867,714
Cars.com Inc.(a)	54,165	486,402
DHI Group Inc.(a)	28,157	108,404
Eventbrite Inc., Class A(a)(b)	18,977	336,083
EverQuote Inc., Class A(a)(b)	2,597	55,420
Facebook Inc., Class A(a)	1,851,844	329,776,380
IAC/InterActiveCorp.(a)	55,811	12,165,124
IZEA Worldwide Inc.(a)	6,396	1,650
Liberty TripAdvisor Holdings Inc., Class A(a)	53,643	504,781
Match Group Inc.(b)	41,800	2,986,192
Meet Group Inc. (The)(a)	42,918	140,556
Pinterest Inc., Class A(a)(b)	66,211	1,751,281
QuinStreet Inc.(a)	27,004	339,980
Snap Inc., Class A, NVS(a)(b)	579,288	9,152,750
Travelzoo(a)(b)	6,521	69,709
TripAdvisor Inc.(a)	79,809	3,087,012
TrueCar Inc.(a)	61,552	209,277
Twitter Inc.(a)	597,603	24,621,244
Yelp Inc.(a)	55,484	1,928,069
Zedge Inc., Class B(a)	6,098	10,184
Zillow Group Inc., Class A(a)	34,032	1,005,475
Zillow Group Inc., Class C, NVS(a)(b)	92,940	2,771,471

		957,625,586

Security	Shares	Value

Internet & Direct Marketing Retail — 3.0%
1-800-Flowers.com Inc., Class A(a)(b)	12,964	$191,802
Amazon.com Inc.(a)	320,133	555,722,076
Blue Apron Holdings Inc.(a)	30,264	255,126
Booking Holdings Inc.(a)	32,668	64,114,543
Chewy Inc., Class A(a)	41,324	1,015,744
Duluth Holdings Inc., Class B(a)(b)	15,288	129,642
eBay Inc.	616,535	24,032,534
Etsy Inc.(a)(b)	92,422	5,221,843
Expedia Group Inc.	106,020	14,250,148
Groupon Inc.(a)(b)	312,816	832,091
GrubHub Inc.(a)(b)	68,550	3,853,196
iMedia Brands Inc.(a)(b)	24,626	13,791
Lands’ End Inc.(a)(b)	13,383	151,830
Leaf Group Ltd.(a)(b)	7,682	32,264
Liquidity Services Inc.(a)	20,035	148,259
Overstock.com Inc.(a)(b)	25,088	265,682
PetMed Express Inc.	18,604	335,244
Quotient Technology Inc.(a)(b)	47,310	369,964
Qurate Retail Inc., Series A(a)(b)	319,997	3,300,769
RealReal Inc. (The)(a)(b)	26,645	595,782
Remark Holdings Inc.(a)	12,865	13,444
Revolve Group Inc.(a)(b)	18,095	422,880
Rubicon Project Inc. (The)(a)	22,763	198,266
Shutterstock Inc.(a)	13,744	496,433
Stamps.com Inc.(a)	13,488	1,004,182
Stitch Fix Inc., Class A(a)(b)	17,991	346,327
U.S. Auto Parts Network Inc.(a)(b)	13,340	20,677
Waitr Holdings Inc.(a)(b)	39,880	51,246
Wayfair Inc., Class A(a)(b)	49,009	5,494,889

		682,880,674

IT Services — 5.2%
Accenture PLC, Class A	488,565	93,975,478
Akamai Technologies Inc.(a)	123,317	11,268,707
ALJ Regional Holdings Inc.(a)(b)	7,704	10,709
Alliance Data Systems Corp.	32,612	4,178,576
Automatic Data Processing Inc.	335,214	54,110,244
Black Knight Inc.(a)	110,781	6,764,288
Booz Allen Hamilton Holding Corp.	106,367	7,554,184
Brightcove Inc.(a)(b)	26,472	277,427
Broadridge Financial Solutions Inc.	88,076	10,959,297
CACI International Inc., Class A(a)	19,740	4,565,072
Carbonite Inc.(a)(b)	21,509	333,174
Cardtronics PLC, Class A(a)(b)	33,636	1,017,153
Cass Information Systems Inc.	8,308	448,549
Cognizant Technology Solutions Corp., Class A	426,858	25,724,597
Computer Task Group Inc.(a)	12,818	64,090
Conduent Inc.(a)	134,665	837,616
CoreLogic Inc.(a)	56,567	2,617,355
CSG Systems International Inc.	29,890	1,544,715
CSP Inc.	681	9,187
DXC Technology Co.	204,776	6,040,892
Endurance International Group Holdings Inc.(a)(b)	47,107	176,651
EPAM Systems Inc.(a)(b)	39,182	7,143,662
Euronet Worldwide Inc.(a)	39,176	5,731,449
EVERTEC Inc.	47,433	1,480,858
Evo Payments Inc., Class A(a)(b)	19,831	557,648
Exela Technologies Inc.(a)(b)	111,576	131,660
ExlService Holdings Inc.(a)(b)	26,555	1,778,123
Fastly Inc., Class A(a)(b)	5,487	131,688
Fidelity National Information Services Inc.	478,953	63,585,800

31

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fiserv Inc.(a)	442,384	$45,826,558
FleetCor Technologies Inc.(a)	66,374	19,034,736
Gartner Inc.(a)	68,615	9,811,259
Genpact Ltd.	115,925	4,492,094
Global Payments Inc.(b)	231,957	36,881,163
GoDaddy Inc., Class A(a)(b)	134,047	8,844,421
GreenSky Inc., Class A(a)(b)	35,369	242,101
GTT Communications Inc.(a)(b)	24,553	231,289
Hackett Group Inc. (The)	19,745	325,003
I3 Verticals Inc., Class A(a)(b)	6,716	135,126
Information Services Group Inc.(a)(b)	21,214	52,717
Innodata Inc.(a)	20,243	26,923
Inpixon(a)(b)	2	—
Internap Corp.(a)(b)	8,841	22,810
International Business Machines Corp.	679,459	98,806,928
International Money Express Inc.(a)(b)	38,438	528,138
Jack Henry & Associates Inc.	59,674	8,710,614
KBR Inc.	102,953	2,526,467
Leidos Holdings Inc.	110,220	9,465,694
Limelight Networks Inc.(a)(b)	47,709	144,558
LiveRamp Holdings Inc.(a)	55,172	2,370,189
ManTech International Corp./VA, Class A	19,668	1,404,492
Marathon Patent Group Inc.(a)	302	528
Mastercard Inc., Class A	690,586	187,542,440
MAXIMUS Inc.	47,649	3,681,362
MoneyGram International Inc.(a)(b)	20,665	82,247
MongoDB Inc.(a)(b)	25,297	3,047,783
NIC Inc.	45,006	929,374
Okta Inc.(a)(b)	80,019	7,878,671
Paychex Inc.	246,572	20,408,764
PayPal Holdings Inc.(a)	909,993	94,266,175
Paysign Inc.(a)	55,230	557,823
Perficient Inc.(a)	26,997	1,041,544
Perspecta Inc.	107,053	2,796,224
PFSweb Inc.(a)(b)	12,781	32,336
Presidio Inc.	28,378	479,588
PRGX Global Inc.(a)(b)	19,743	101,676
Replay Holding Corp.(a)(b)	33,729	449,608
Sabre Corp.	216,182	4,841,396
Science Applications International Corp.	40,634	3,549,380
ServiceSource International Inc.(a)(b)	41,151	36,213
Square Inc., Class A(a)	264,882	16,409,440
StarTek Inc.(a)(b)	7,473	48,350
Steel Connect Inc.(a)(b)	34,038	58,886
Switch Inc., Class A(b)	32,516	507,900
Sykes Enterprises Inc.(a)(b)	27,441	840,792
TTEC Holdings Inc.	13,047	624,690
Twilio Inc., Class A(a)(b)	89,666	9,859,673
Unisys Corp.(a)	34,770	258,341
USIO Inc.(a)	908	1,825
VeriSign Inc.(a)	81,975	15,462,944
Verra Mobility Corp.(a)(b)	83,098	1,192,456
Virtusa Corp.(a)(b)	20,309	731,530
Visa Inc., Class A	1,334,635	229,570,566
Western Union Co. (The)	316,775	7,339,677
WEX Inc.(a)	32,466	6,560,405
WidePoint Corp.(a)	55,340	17,377

		1,184,110,113

Leisure Products — 0.1%
Acushnet Holdings Corp.	32,140	848,496

Security	Shares	Value

Leisure Products (continued)
American Outdoor Brands Corp.(a)(b)	40,401	$236,346
Brunswick Corp./DE	66,392	3,460,351
Callaway Golf Co.(b)	68,421	1,328,052
Clarus Corp.	17,213	201,822
Escalade Inc.	6,819	74,259
Hasbro Inc.	89,426	10,613,972
JAKKS Pacific Inc.(a)(b)	12,982	11,100
Johnson Outdoors Inc., Class A	6,121	358,446
Malibu Boats Inc., Class A(a)	13,568	416,266
Marine Products Corp.	1,322	18,719
MasterCraft Boat Holdings Inc.(a)	14,035	209,472
Mattel Inc.(a)(b)	265,331	3,022,120
Nautilus Inc.(a)(b)	20,533	27,720
Polaris Inc.	43,490	3,827,555
Sturm Ruger & Co. Inc.	11,020	460,195
Summer Infant Inc.(a)(b)	7,511	2,670
Vista Outdoor Inc.(a)(b)	52,753	326,541
YETI Holdings Inc.(a)(b)	25,415	711,620

		26,155,722

Life Sciences Tools & Services — 1.0%
Accelerate Diagnostics Inc.(a)(b)	21,237	394,371
Adaptive Biotechnologies Corp.(a)(b)	11,719	362,117
Agilent Technologies Inc.	242,480	18,581,243
Avantor Inc.(a)(b)	160,406	2,357,968
Bioanalytical Systems Inc.(a)(b)	6,125	21,989
Bio-Rad Laboratories Inc., Class A(a)	15,180	5,050,993
Bio-Techne Corp.	28,318	5,540,983
Bruker Corp.(b)	81,681	3,588,246
Cambrex Corp.(a)	26,835	1,596,683
Charles River Laboratories International Inc.(a)	35,090	4,644,863
ChromaDex Corp.(a)(b)	13,297	52,324
Codexis Inc.(a)(b)	32,405	444,435
Fluidigm Corp.(a)	35,504	164,384
Harvard Bioscience Inc.(a)(b)	82,642	254,124
Illumina Inc.(a)	113,547	34,543,268
IQVIA Holdings Inc.(a)	140,856	21,041,069
Luminex Corp.	36,429	752,259
Medpace Holdings Inc.(a)(b)	18,210	1,530,368
Mettler-Toledo International Inc.(a)(b)	19,163	13,498,417
NanoString Technologies Inc.(a)(b)	23,158	499,981
NeoGenomics Inc.(a)(b)	77,294	1,477,861
Pacific Biosciences of California Inc.(a)(b)	103,003	531,496
PerkinElmer Inc.(b)	85,564	7,287,486
Personalis Inc.(a)(b)	28,622	420,028
PRA Health Sciences Inc.(a)	43,088	4,275,622
Quanterix Corp.(a)(b)	7,471	164,063
Syneos Health Inc.(a)	46,982	2,499,912
Thermo Fisher Scientific Inc.	308,379	89,821,551
Waters Corp.(a)(b)	52,073	11,624,256

		233,022,360

Machinery — 1.9%
Actuant Corp., Class A	41,107	901,888
AGCO Corp.	48,579	3,677,430
Alamo Group Inc.	6,073	714,914
Albany International Corp., Class A	26,037	2,347,496
Allison Transmission Holdings Inc.	96,814	4,555,099
Altra Industrial Motion Corp.	46,454	1,286,543
Art’s-Way Manufacturing Co. Inc.(a)	304	651
Astec Industries Inc.	13,236	411,640

32

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Barnes Group Inc.	34,971	$1,802,405
Blue Bird Corp.(a)(b)	25,207	479,815
Briggs & Stratton Corp.	33,426	202,562
Caterpillar Inc.	430,800	54,414,348
Chart Industries Inc.(a)(b)	26,810	1,671,872
Chicago Rivet & Machine Co.	125	3,309
CIRCOR International Inc.(a)	14,228	534,261
Colfax Corp.(a)(b)	79,489	2,309,950
Columbus McKinnon Corp./NY	13,849	504,519
Commercial Vehicle Group Inc.(a)(b)	20,187	145,548
Crane Co.	40,138	3,236,327
Cummins Inc.	121,983	19,842,975
Deere & Co.	242,512	40,906,924
Donaldson Co. Inc.	96,438	5,022,491
Douglas Dynamics Inc.	14,795	659,413
Dover Corp.	111,319	11,082,920
Eastern Co. (The)	6,065	150,533
Energy Recovery Inc.(a)(b)	12,984	120,297
EnPro Industries Inc.	14,341	984,510
ESCO Technologies Inc.	20,366	1,620,319
Evoqua Water Technologies Corp.(a)(b)	42,415	721,903
ExOne Co. (The)(a)(b)	6,963	61,623
Federal Signal Corp.	46,963	1,537,569
Flowserve Corp.	103,902	4,853,262
Fortive Corp.	225,810	15,481,534
Franklin Electric Co. Inc.	27,384	1,309,229
FreightCar America Inc.(a)(b)	7,540	36,569
Gardner Denver Holdings Inc.(a)(b)	97,227	2,750,552
Gates Industrial Corp. PLC(a)(b)	35,405	356,528
Gencor Industries Inc.(a)	6,542	75,953
Gorman-Rupp Co. (The)	13,670	475,579
Graco Inc.	131,175	6,039,297
Graham Corp.	6,955	138,126
Greenbrier Companies Inc. (The)	37,000	1,114,440
Harsco Corp.(a)(b)	61,135	1,159,120
Helios Technologies Inc.	20,802	843,937
Hillenbrand Inc.	47,418	1,464,268
Hurco Companies Inc.	6,191	199,164
Hyster-Yale Materials Handling Inc.	6,849	374,846
IDEX Corp.	59,049	9,676,950
Illinois Tool Works Inc.	223,795	35,021,679
Ingersoll-Rand PLC	185,906	22,905,478
ITT Inc.	67,261	4,115,701
Jason Industries Inc.(a)	13,422	4,765
John Bean Technologies Corp.	24,618	2,447,768
Kadant Inc.	7,201	632,176
Kennametal Inc.	60,845	1,870,375
LB Foster Co., Class A(a)	6,952	150,650
Lincoln Electric Holdings Inc.	47,341	4,107,305
Lindsay Corp.	7,076	657,007
LiqTech International Inc.(a)(b)	9,287	73,367
LS Starrett Co. (The), Class A(a)	6,143	35,629
Lydall Inc.(a)	14,097	351,156
Manitex International Inc.(a)(b)	12,872	85,599
Manitowoc Co. Inc. (The)(a)	32,966	412,075
Meritor Inc.(a)(b)	68,889	1,274,446
Middleby Corp. (The)(a)(b)	42,824	5,006,126
Milacron Holdings Corp.(a)	48,996	816,763
Miller Industries Inc./TN	29,470	981,351
Mueller Industries Inc.	40,534	1,162,515

Security	Shares	Value

Machinery (continued)
Mueller Water Products Inc., Class A	121,882	$1,369,954
Navistar International Corp.(a)(b)	47,532	1,336,124
NN Inc.	22,737	162,115
Nordson Corp.	40,534	5,928,503
Omega Flex Inc.	6,043	617,897
Oshkosh Corp.	54,785	4,152,703
PACCAR Inc.	266,533	18,659,975
Parker-Hannifin Corp.	99,012	17,882,557
Park-Ohio Holdings Corp.	6,737	201,167
Pentair PLC	120,718	4,563,140
Perma-Pipe International Holdings Inc.(a)(b)	6,511	62,766
Proto Labs Inc.(a)(b)	19,718	2,013,208
RBC Bearings Inc.(a)	19,657	3,261,293
REV Group Inc.	14,020	160,249
Rexnord Corp.(a)	74,824	2,023,989
Snap-on Inc.	42,619	6,671,578
Spartan Motors Inc.	26,685	366,118
SPX Corp.(a)	39,552	1,582,475
SPX FLOW Inc.(a)(b)	33,402	1,318,043
Standex International Corp.	7,288	531,587
Stanley Black & Decker Inc.	117,591	16,981,316
Taylor Devices Inc.(a)	702	7,195
Tennant Co.	14,748	1,042,684
Terex Corp.	47,376	1,230,355
Timken Co. (The)	48,784	2,122,592
Titan International Inc.	33,816	91,303
Toro Co. (The)	82,566	6,052,088
TriMas Corp.(a)(b)	33,842	1,037,257
Trinity Industries Inc.	81,720	1,608,250
Twin Disc Inc.(a)	6,897	73,039
Wabash National Corp.	47,796	693,520
WABCO Holdings Inc.(a)	39,829	5,327,129
Wabtec Corp.	140,766	10,115,445
Watts Water Technologies Inc., Class A	20,440	1,915,841
Welbilt Inc.(a)(b)	101,652	1,713,853
Woodward Inc.	42,169	4,547,083
Xylem Inc./NY	137,350	10,935,807

		428,733,537

Marine — 0.0%
Eagle Bulk Shipping Inc.(a)(b)	94,811	414,798
Genco Shipping & Trading Ltd.(a)(b)	14,733	135,544
Kirby Corp.(a)	40,511	3,328,384
Matson Inc.	27,381	1,027,061
Pangaea Logistics Solutions Ltd.	6,853	21,998

		4,927,785

Media — 1.6%
AH Belo Corp., Class A	13,897	52,114
Altice USA Inc., Class A(a)	238,404	6,837,427
AMC Networks Inc., Class A(a)	33,205	1,632,358
Beasley Broadcast Group Inc., Class A	904	2,802
Boston Omaha Corp., Class A(a)	16,248	322,198
Cable One Inc.	4,171	5,233,354
Cardlytics Inc.(a)	10,600	355,312
CBS Corp., Class A(b)	6,567	284,679
CBS Corp., Class B, NVS	245,377	9,905,869
Central European Media Enterprises Ltd., Class A(a)(b)	54,657	245,683
Charter Communications Inc., Class A(a)(b)	124,772	51,421,037
Clear Channel Outdoor Holdings Inc.(a)	275,903	695,276

33

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Comcast Corp., Class A	3,489,414	$157,302,783
comScore Inc.(a)(b)	35,506	67,816
Cumulus Media Inc., Class A(a)	32,736	475,981
Daily Journal Corp.(a)(b)	181	44,808
Discovery Inc., Class A(a)(b)	121,327	3,230,938
Discovery Inc., Class C, NVS(a)	273,127	6,724,387
DISH Network Corp., Class A(a)	185,432	6,317,668
Emerald Expositions Events Inc.	34,882	339,402
Emmis Communications Corp., Class A(a)(b)	6,621	33,171
Entercom Communications Corp., Class A	72,714	242,865
Entravision Communications Corp., Class A	40,974	130,297
EW Scripps Co. (The), Class A, NVS(b)	40,205	533,922
Fluent Inc.(a)(b)	73,872	202,040
Fox Corp., Class A, NVS	274,705	8,662,822
Fox Corp., Class B(a)	122,000	3,847,880
Gannett Co. Inc.	82,152	882,312
Gray Television Inc.(a)(b)	63,403	1,034,737
Harte-Hanks Inc.(a)	2,073	6,323
Hemisphere Media Group Inc.(a)	6,977	85,259
Iheartmedia Inc., Class A(a)	44,317	664,755
Insignia Systems Inc.(a)	7,509	7,284
Interpublic Group of Companies Inc. (The)	298,320	6,431,779
John Wiley & Sons Inc., Class A	33,977	1,492,949
Lee Enterprises Inc.(a)	40,898	83,432
Liberty Broadband Corp., Class A(a)(b)	24,177	2,526,980
Liberty Broadband Corp., Class C, NVS(a)(b)	116,094	12,151,559
Liberty Global PLC, Class A(a)(b)	154,245	3,817,564
Liberty Global PLC, Class C, NVS(a)(b)	283,739	6,750,151
Liberty Latin America Ltd., Class A(a)	39,936	681,708
Liberty Latin America Ltd., Class C, NVS(a)(b)	81,143	1,387,140
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	65,574	2,725,911
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	116,971	4,908,103
Loral Space & Communications Inc.(a)(b)	24,560	1,016,784
Marchex Inc., Class B(a)	20,526	64,452
McClatchy Co. (The), Class A(a)(b)	6,135	17,362
MDC Partners Inc., Class A(a)	160,690	453,146
Meredith Corp.	28,469	1,043,674
National CineMedia Inc.	67,936	557,075
New Media Investment Group Inc.	41,088	361,985
New York Times Co. (The), Class A	113,713	3,238,546
News Corp., Class A, NVS	285,220	3,970,262
News Corp., Class B	87,477	1,250,484
Nexstar Media Group Inc., Class A	34,789	3,559,263
Omnicom Group Inc.	170,311	13,335,351
Saga Communications Inc., Class A	5,949	176,983
Salem Media Group Inc.	7,601	11,630
Scholastic Corp., NVS	20,242	764,338
Sinclair Broadcast Group Inc., Class A	49,575	2,118,835
Sirius XM Holdings Inc.(b)	1,078,687	6,747,187
SPAR Group Inc.(a)	6,153	6,338
TechTarget Inc.(a)	13,481	303,660
TEGNA Inc.	162,495	2,523,547
Townsquare Media Inc., Class A	6,985	49,105
Tribune Publishing Co.	5,586	47,928
Urban One Inc., NVS(a)(b)	20,755	41,302
Urban One Inc., Class A(a)	233	431
WideOpenWest Inc.(a)	53,023	326,622
Xcel Brands Inc.(a)	315	608

		352,769,733

Security	Shares	Value

Metals & Mining — 0.4%
AK Steel Holding Corp.(a)(b)	239,132	$542,830
Alcoa Corp.(a)(b)	144,926	2,908,665
Allegheny Technologies Inc.(a)	90,615	1,834,954
Ampco-Pittsburgh Corp.(a)(b)	6,739	24,799
Carpenter Technology Corp.	43,385	2,241,269
Century Aluminum Co.(a)(b)	41,899	278,000
Cleveland-Cliffs Inc.	212,413	1,533,622
Coeur Mining Inc.(a)(b)	161,541	777,012
Commercial Metals Co.	82,542	1,434,580
Compass Minerals International Inc.	27,666	1,562,852
Comstock Mining Inc.(a)(b)	19,450	2,071
Freeport-McMoRan Inc.	1,099,063	10,518,033
Friedman Industries Inc.	6,548	42,496
General Moly Inc.(a)(b)	74,731	19,430
Gold Resource Corp.(b)	40,937	124,858
Golden Minerals Co.(a)(b)	68,944	16,829
Haynes International Inc.	7,510	269,158
Hecla Mining Co.(b)	442,031	777,975
Kaiser Aluminum Corp.	14,328	1,418,042
Materion Corp.	15,228	934,390
McEwen Mining Inc.(b)	169,628	264,620
Newmont Goldcorp Corp.	631,173	23,934,080
Nucor Corp.	214,080	10,898,813
Olympic Steel Inc.	6,832	98,381
Paramount Gold Nevada Corp.(a)(b)	6,197	4,237
Reliance Steel & Aluminum Co.	54,856	5,466,949
Royal Gold Inc.	50,157	6,179,844
Ryerson Holding Corp.(a)	12,906	110,088
Schnitzer Steel Industries Inc., Class A	20,285	419,088
Solitario Zinc Corp.(a)(b)	27,044	7,540
Steel Dynamics Inc.	177,548	5,290,930
SunCoke Energy Inc.(a)	47,675	268,887
Synalloy Corp.	6,907	110,167
TimkenSteel Corp.(a)	27,419	172,465
U.S. Antimony Corp.(a)(b)	53,894	30,132
U.S. Steel Corp.	137,421	1,587,213
Universal Stainless & Alloy Products Inc.(a)(b)	6,546	102,118
Warrior Met Coal Inc.	31,632	617,457
Worthington Industries Inc.	33,982	1,225,051

		84,049,925

Mortgage Real Estate Investment — 0.3%
AG Mortgage Investment Trust Inc.	13,017	197,208
AGNC Investment Corp.	441,335	7,101,080
Annaly Capital Management Inc.	1,058,096	9,311,245
Anworth Mortgage Asset Corp.	47,404	156,433
Apollo Commercial Real Estate Finance Inc.	108,406	2,078,143
Arbor Realty Trust Inc.	59,403	778,773
Ares Commercial Real Estate Corp.	19,186	292,203
Arlington Asset Investment Corp., Class A	82,915	455,203
ARMOUR Residential REIT Inc.	45,254	758,005
Blackstone Mortgage Trust Inc., Class A	98,045	3,514,913
Capstead Mortgage Corp.	47,102	346,200
Cherry Hill Mortgage Investment Corp.	6,175	80,893
Chimera Investment Corp.	142,588	2,789,021
Colony Credit Real Estate Inc.	62,744	907,278
Dynex Capital Inc.	11,571	171,019
Ellington Financial Inc.	15,070	272,315
Ellington Residential Mortgage REIT	6,193	65,274
Exantas Capital Corp.	19,659	223,523
Granite Point Mortgage Trust Inc.	47,807	895,903

34

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Great Ajax Corp.	13,338	$206,739
Hunt Companies Finance Trust Inc.	12,568	42,229
Invesco Mortgage Capital Inc.	130,724	2,001,384
KKR Real Estate Finance Trust Inc.	21,159	413,235
Ladder Capital Corp.	72,049	1,244,286
Manhattan Bridge Capital Inc.	879	5,661
MFA Financial Inc.	423,602	3,117,711
New Residential Investment Corp.	306,069	4,799,162
New York Mortgage Trust Inc.	213,428	1,299,777
Orchid Island Capital Inc.	137,609	791,252
PennyMac Mortgage Investment Trust(d)	46,487	1,033,406
Ready Capital Corp.	12,372	196,962
Redwood Trust Inc.	84,274	1,382,936
Starwood Property Trust Inc.	210,517	5,098,722
TPG RE Finance Trust Inc.	52,474	1,041,084
Two Harbors Investment Corp.	197,682	2,595,565
Western Asset Mortgage Capital Corp.	22,219	214,413

		55,879,156

Multi-Utilities — 1.0%
Ameren Corp.	190,419	15,243,041
Avista Corp.	54,321	2,631,309
Black Hills Corp.	40,075	3,074,955
CenterPoint Energy Inc.	385,493	11,634,179
CMS Energy Corp.	215,428	13,776,620
Consolidated Edison Inc.	251,129	23,724,157
Dominion Energy Inc.	637,223	51,640,552
DTE Energy Co.	140,694	18,706,674
MDU Resources Group Inc.	143,295	4,039,486
NiSource Inc.	285,869	8,553,200
NorthWestern Corp.	43,297	3,249,440
Public Service Enterprise Group Inc.	389,392	24,173,455
Sempra Energy	210,506	31,072,791
Unitil Corp.	7,590	481,510
WEC Energy Group Inc.	242,527	23,064,318

		235,065,687

Multiline Retail — 0.5%
Big Lots Inc.	29,183	714,983
Dollar General Corp.	198,988	31,627,153
Dollar Tree Inc.(a)	183,713	20,972,676
JC Penney Co. Inc.(a)(b)	248,864	221,215
Kohl’s Corp.	127,690	6,341,085
Macy’s Inc.	233,644	3,630,828
Nordstrom Inc.	86,658	2,917,775
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	38,854	2,278,399
Target Corp.	392,352	41,946,352
Tuesday Morning Corp.(a)(b)	33,840	53,129

		110,703,595

Oil, Gas & Consumable Fuels — 3.7%
Abraxas Petroleum Corp.(a)(b)	239,420	121,506
Adams Resources & Energy Inc.	606	18,786
Aemetis Inc.(a)(b)	7,638	8,325
Altus Midstream Co., Class A(a)(b)	70,101	198,386
Amplify Energy Corp.	52,508	323,974
Antero Midstream Corp.(b)	174,900	1,294,260
Antero Resources Corp.(a)(b)	169,523	511,959
Apache Corp.	283,283	7,252,045
Approach Resources Inc.(a)(b)	82,350	11,513
Arch Coal Inc., Class A	13,386	993,241
Barnwell Industries Inc.(a)	747	390

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Berry Petroleum Corp.	27,312	$255,640
Bonanza Creek Energy Inc.(a)	6,680	149,565
Brigham Minerals Inc., Class A	8,279	164,752
Cabot Oil & Gas Corp.	324,550	5,702,344
California Resources Corp.(a)(b)	36,594	373,259
Callon Petroleum Co.(a)(b)	151,168	656,069
Camber Energy Inc.(a)	1	—
Carrizo Oil & Gas Inc.(a)(b)	51,997	446,394
Centennial Resource Development Inc./DE, Class A(a)(b)	142,468	643,243
Centrus Energy Corp., Class A(a)(b)	6,194	22,608
Chaparral Energy Inc., Class A(a)(b)	89,157	119,470
Cheniere Energy Inc.(a)(b)	169,162	10,667,356
Chesapeake Energy Corp.(a)(b)	796,586	1,123,186
Chevron Corp.	1,456,973	172,796,998
Cimarex Energy Co.	76,396	3,662,424
Clean Energy Fuels Corp.(a)(b)	88,508	182,769
CNX Resources Corp.(a)(b)	151,963	1,103,251
Comstock Resources Inc.(a)(b)	12,674	98,730
Concho Resources Inc.(b)	152,456	10,351,762
ConocoPhillips	855,826	48,764,965
CONSOL Energy Inc.(a)(b)	20,562	321,384
Contango Oil & Gas Co.(a)(b)	62,061	172,530
Continental Resources Inc./OK(a)(b)	60,217	1,854,081
Contura Energy Inc.(a)	2,628	73,479
CVR Energy Inc.	20,301	893,853
Delek U.S. Holdings Inc.	59,612	2,163,916
Denbury Resources Inc.(a)	362,052	430,842
Devon Energy Corp.	311,206	7,487,616
Diamond S Shipping Inc.(a)	40,770	449,285
Diamondback Energy Inc.	117,346	10,550,579
Dorian LPG Ltd.(a)	14,469	149,899
Earthstone Energy Inc., Class A(a)(b)	26,403	85,810
EOG Resources Inc.	453,911	33,689,274
EQT Corp.	194,635	2,070,916
Equitrans Midstream Corp.	155,433	2,261,550
Evolution Petroleum Corp.	102,634	599,383
Extraction Oil & Gas Inc.(a)(b)	107,816	316,979
Exxon Mobil Corp.	3,243,054	228,992,043
Falcon Minerals Corp.	53,796	309,327
Gevo Inc.(a)	262	878
Goodrich Petroleum Corp.(a)(b)	34,204	363,589
Green Plains Inc.	20,424	216,392
Gulfport Energy Corp.(a)(b)	120,667	327,008
Hallador Energy Co.	13,507	48,895
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.	196,369	11,876,397
HighPoint Resources Corp.(a)(b)	88,908	141,364
HollyFrontier Corp.	122,978	6,596,540
Houston American Energy Corp.(a)(b)	27,887	5,048
International Seaways Inc.(a)(b)	28,079	540,802
Isramco Inc.(a)(b)	145	17,790
Jagged Peak Energy Inc.(a)(b)	28,283	205,335
Kinder Morgan Inc./DE	1,492,768	30,765,948
Kosmos Energy Ltd.	157,172	980,753
Laredo Petroleum Inc.(a)	68,989	166,264
Lilis Energy Inc.(a)(b)	284,432	94,716
Lonestar Resources U.S. Inc., Class A(a)(b)	100,866	274,356
Magnolia Oil & Gas Corp., Class A(a)(b)	69,165	767,732
Marathon Oil Corp.	620,566	7,614,345

35

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	516,655	$31,386,791
Matador Resources Co.(a)(b)	68,115	1,125,941
Montage Resources Corp.(a)(b)	15,085	57,021
Murphy Oil Corp.	116,844	2,583,421
NACCO Industries Inc., Class A	560	35,790
Noble Energy Inc.	364,305	8,182,290
Northern Oil and Gas Inc.(a)	147,819	289,725
Oasis Petroleum Inc.(a)	174,170	602,628
Occidental Petroleum Corp.	687,157	30,557,872
ONEOK Inc.	318,200	23,448,158
Overseas Shipholding Group Inc., Class A(a)(b)	1,987	3,477
Pacific Ethanol Inc.(a)(b)	41,639	23,455
Panhandle Oil and Gas Inc., Class A	40,768	569,937
Par Pacific Holdings Inc.(a)(b)	31,978	731,017
Parsley Energy Inc., Class A	201,488	3,384,998
PBF Energy Inc., Class A	90,177	2,451,913
PDC Energy Inc.(a)(b)	50,038	1,388,555
Peabody Energy Corp.	56,141	826,396
PEDEVCO Corp.(a)	1,000	1,480
Penn Virginia Corp.(a)	7,281	211,659
Phillips 66	346,754	35,507,610
Pioneer Natural Resources Co.	128,949	16,217,916
PrimeEnergy Resources Corp.(a)	174	20,010
QEP Resources Inc.	178,817	661,623
Range Resources Corp.	157,839	602,945
Renewable Energy Group Inc.(a)(b)	32,728	491,084
REX American Resources Corp.(a)(b)	7,214	550,645
Ring Energy Inc.(a)(b)	74,183	121,660
Roan Resources Inc.(a)(b)	68,776	84,594
SandRidge Energy Inc.(a)(b)	13,947	65,551
SemGroup Corp., Class A	39,759	649,662
SilverBow Resources Inc.(a)(b)	21,248	205,893
SM Energy Co.	73,662	713,785
Southwestern Energy Co.(a)(b)	437,138	843,676
SRC Energy Inc.(a)(b)	185,414	864,029
Stabilis Energy Inc.(a)(b)	805	5,233
Talos Energy Inc.(a)(b)	12,750	259,208
Targa Resources Corp.	172,966	6,948,044
Tellurian Inc.(a)(b)	73,556	611,618
Torchlight Energy Resources Inc.(a)(b)	163,327	192,726
TransAtlantic Petroleum Ltd.(a)(b)	135,499	91,733
U.S. Energy Corp. Wyoming(a)(b)	658	329
Unit Corp.(a)(b)	42,498	143,643
Uranium Energy Corp.(a)(b)	301,147	293,588
VAALCO Energy Inc.(a)(b)	183,340	372,180
Valero Energy Corp.	319,554	27,238,783
Vertex Energy Inc.(a)(b)	13,333	15,200
W&T Offshore Inc.(a)	70,131	306,472
Westwater Resources Inc.(a)	11	38
Whiting Petroleum Corp.(a)(b)	72,653	583,404
Williams Companies Inc. (The)	944,038	22,713,554
World Fuel Services Corp.	55,279	2,207,843
WPX Energy Inc.(a)	281,407	2,980,100
Yuma Energy Inc.(a)	48	150
Zion Oil & Gas Inc.(a)(b)	87,922	22,244

		852,348,384

Paper & Forest Products — 0.0%
Boise Cascade Co.	27,429	893,911
Clearwater Paper Corp.(a)(b)	13,497	285,057
Domtar Corp.	48,170	1,724,968

Security	Shares	Value

Paper & Forest Products (continued)
Louisiana-Pacific Corp.	103,133	$2,535,009
Mercer International Inc.	33,299	417,569
Neenah Inc.	13,332	868,180
PH Glatfelter Co.	33,339	513,087
Resolute Forest Products Inc.	88,381	415,391
Schweitzer-Mauduit International Inc.	21,080	789,235
Verso Corp., Class A(a)(b)	26,042	322,400

		8,764,807

Personal Products — 0.2%
Avon Products Inc.(a)	326,993	1,438,769
Coty Inc., Class A	229,618	2,413,285
Cyanotech Corp.(a)(b)	812	1,998
Edgewell Personal Care Co.(a)	41,187	1,338,166
elf Beauty Inc.(a)(b)	14,949	261,757
Estee Lauder Companies Inc. (The), Class A	168,531	33,529,242
Herbalife Nutrition Ltd.(a)(b)	75,558	2,860,626
Inter Parfums Inc.	13,429	939,627
Lifevantage Corp.(a)	12,755	174,744
Mannatech Inc.	256	4,416
Medifast Inc.	8,710	902,617
MYOS RENS Technology Inc.(a)	307	445
Natural Alternatives International Inc.(a)(b)	880	7,348
Natural Health Trends Corp.	6,532	46,247
Nature’s Sunshine Products Inc.(a)	6,770	56,123
Nu Skin Enterprises Inc., Class A	45,479	1,934,222
Reliv International Inc.(a)	258	1,152
Revlon Inc., Class A(a)(b)	7,063	165,910
United-Guardian Inc.	13,200	247,500
USANA Health Sciences Inc.(a)(b)	9,088	621,528
Veru Inc.(a)(b)	14,421	31,149

		46,976,871

Pharmaceuticals — 3.8%
AcelRx Pharmaceuticals Inc.(a)(b)	76,573	168,461
Acer Therapeutics Inc.(a)	368	1,174
Aclaris Therapeutics Inc.(a)(b)	48,900	52,812
Adamis Pharmaceuticals Corp.(a)(b)	7,556	5,323
Aerie Pharmaceuticals Inc.(a)(b)	31,836	611,888
Aerpio Pharmaceuticals Inc.(a)(b)	108,042	73,339
Agile Therapeutics Inc.(a)(b)	33,850	40,112
Akorn Inc.(a)	99,958	379,840
Alimera Sciences Inc.(a)(b)	135,990	77,011
Allergan PLC	253,410	42,646,369
Amneal Pharmaceuticals Inc.(a)(b)	61,250	177,625
Amphastar Pharmaceuticals Inc.(a)(b)	13,723	272,127
Ampio Pharmaceuticals Inc.(a)(b)	197,945	99,190
ANI Pharmaceuticals Inc.(a)	6,986	509,140
Arvinas Holding Co. LLC(a)(b)	17,320	373,246
Assertio Therapeutics Inc.(a)	45,232	57,897
Axsome Therapeutics Inc.(a)	13,810	279,514
BioDelivery Sciences International Inc.(a)	38,246	161,016
BioPharmX Corp.(a)	247	82
Bristol-Myers Squibb Co.	1,258,384	63,812,653
Cara Therapeutics Inc.(a)(b)	40,378	738,110
Cassava Sciences Inc.(a)	5,537	6,644
Catalent Inc.(a)	110,670	5,274,532
cbdMD Inc.(a)(b)	91,066	360,621
Cerecor Inc.(a)	6,299	20,724
Chiasma Inc.(a)(b)	8,470	41,926
Collegium Pharmaceutical Inc.(a)(b)	26,539	304,668

36

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Corcept Therapeutics Inc.(a)(b)	80,786	$1,141,910
CorMedix Inc.(a)(b)	9,882	63,047
Cumberland Pharmaceuticals Inc.(a)(b)	7,620	45,187
Cymabay Therapeutics Inc.(a)(b)	46,358	237,353
Dermira Inc.(a)(b)	28,445	181,764
Dova Pharmaceuticals Inc.(a)(b)	33,437	934,564
Durect Corp.(a)(b)	81,101	149,226
Elanco Animal Health Inc.(a)	279,752	7,438,606
Eli Lilly & Co.	650,902	72,790,371
Eloxx Pharmaceuticals Inc.(a)(b)	33,688	152,270
Endo International PLC(a)	142,526	457,508
Evofem Biosciences Inc.(a)	574	2,893
Evoke Pharma Inc.(a)(b)	54,940	47,248
Evolus Inc.(a)(b)	6,063	94,704
EyeGate Pharmaceuticals Inc.(a)	42	133
EyePoint Pharmaceuticals Inc.(a)(b)	21,110	38,209
Harrow Health Inc.(a)(b)	48,375	271,867
Hepion Pharmaceuticals Inc.(a)(b)	86	208
Horizon Therapeutics PLC(a)	137,983	3,757,277
Innoviva Inc.(a)	61,576	649,011
Intersect ENT Inc.(a)(b)	21,233	361,173
Intra-Cellular Therapies Inc.(a)(b)	45,109	336,964
Jaguar Health Inc.(a)(b)	109	143
Jazz Pharmaceuticals PLC(a)	41,925	5,372,269
Johnson & Johnson	2,021,305	261,516,441
Kala Pharmaceuticals Inc.(a)(b)	54,078	205,767
KemPharm Inc.(a)(b)	6,037	4,158
Lannett Co. Inc.(a)(b)	27,182	304,438
Lipocine Inc.(a)(b)	61,300	172,253
Liquidia Technologies Inc.(a)(b)	25,917	92,265
Mallinckrodt PLC(a)(b)	69,753	168,105
Marinus Pharmaceuticals Inc.(a)(b)	88,031	135,568
Melinta Therapeutics Inc.(a)(b)	133	507
Merck & Co. Inc.	1,965,459	165,452,339
Mylan NV(a)(b)	392,079	7,755,323
MyoKardia Inc.(a)(b)	27,733	1,446,276
Nektar Therapeutics(a)(b)	134,298	2,446,238
Neos Therapeutics Inc.(a)	53,489	79,164
NGM Biopharmaceuticals Inc.(a)	29,214	404,614
NovaBay Pharmaceuticals Inc.(a)	657	401
Novus Therapeutics Inc.(a)	317	199
Ocular Therapeutix Inc.(a)(b)	33,407	101,557
Odonate Therapeutics Inc.(a)(b)	22,020	573,181
Omeros Corp.(a)(b)	41,135	671,735
OncoMed Pharmaceuticals Inc., NVS(c)	6,598	66
Onconova Therapeutics Inc.(a)	31	26
Optinose Inc.(a)(b)	49,426	345,982
Otonomy Inc.(a)(b)	14,281	34,132
Pacira BioSciences Inc.(a)(b)	34,784	1,324,227
Paratek Pharmaceuticals Inc.(a)(b)	13,298	57,447
Perrigo Co. PLC	95,324	5,327,658
Pfizer Inc.	4,242,621	152,437,373
Phibro Animal Health Corp., Class A	20,016	426,941
PLx Pharma Inc.(a)(b)	348	1,775
Prestige Consumer Healthcare Inc.(a)(b)	40,697	1,411,779
ProPhase Labs Inc.	123	225
Provention Bio Inc.(a)	8,246	56,279
Pulmatrix Inc.(a)	15	12
Reata Pharmaceuticals Inc., Class A(a)(b)	11,920	957,057
resTORbio Inc.(a)(b)	63,850	564,434

Security	Shares	Value

Pharmaceuticals (continued)
Revance Therapeutics Inc.(a)(b)	20,544	$267,072
Ritter Pharmaceuticals Inc.(a)	13,683	4,242
SCYNEXIS Inc.(a)(b)	68,577	73,034
Seelos Therapeutics Inc.(a)	43	39
Seelos Therapeutics Inc. New	43	23
SIGA Technologies Inc.(a)(b)	69,243	354,524
Sonoma Pharmaceuticals Inc.(a)(b)	609	3,508
Strongbridge Biopharma PLC(a)	167,074	399,307
Supernus Pharmaceuticals Inc.(a)	40,335	1,108,406
Teligent Inc.(a)(b)	48,603	46,173
Tetraphase Pharmaceuticals Inc.(a)	4,074	21,671
TherapeuticsMD Inc.(a)(b)	121,762	441,996
Theravance Biopharma Inc.(a)(b)	33,900	660,372
Titan Pharmaceuticals Inc.(a)	1,839	495
Tricida Inc.(a)(b)	18,709	577,547
Urovant Sciences Ltd.(a)(b)	32,669	309,375
Verrica Pharmaceuticals Inc.(a)	31,996	472,261
VIVUS Inc.(a)(b)	11,752	45,128
WaVe Life Sciences Ltd.(a)(b)	16,209	332,771
Xeris Pharmaceuticals Inc.(a)(b)	19,846	195,086
Zoetis Inc.	366,389	45,648,405
Zogenix Inc.(a)	32,869	1,316,075
Zynerba Pharmaceuticals Inc.(a)(b)	8,580	64,865

		867,888,266

Professional Services — 0.5%
Acacia Research Corp.(a)	8,453	22,654
ASGN Inc.(a)	41,109	2,584,112
Barrett Business Services Inc.	6,519	579,018
BG Staffing Inc.	18,788	359,039
CBIZ Inc.(a)	34,727	816,084
CoStar Group Inc.(a)	28,186	16,719,935
CRA International Inc.	6,765	283,927
DLH Holdings Corp.(a)(b)	819	3,710
Equifax Inc.	92,587	13,024,213
Exponent Inc.	40,154	2,806,765
Forrester Research Inc.	6,910	222,087
Franklin Covey Co.(a)	12,823	448,805
FTI Consulting Inc.(a)	28,134	2,981,923
GEE Group Inc.(a)	802	597
GP Strategies Corp.(a)(b)	13,383	171,838
Heidrick & Struggles International Inc.	13,454	367,294
Hill International Inc.(a)(b)	122,397	365,967
Hudson Global Inc.(a)	1,946	23,877
Huron Consulting Group Inc.(a)	14,907	914,395
ICF International Inc.(b)	13,687	1,156,141
IHS Markit Ltd.(a)	310,101	20,739,555
InnerWorkings Inc.(a)(b)	27,465	121,670
Insperity Inc.	29,284	2,887,988
Kelly Services Inc., Class A, NVS	20,688	501,063
Kforce Inc.	19,821	749,928
Korn Ferry	41,215	1,592,548
Lightbridge Corp.(a)(b)	6,009	4,339
ManpowerGroup Inc.	46,608	3,926,258
Mastech Digital Inc.(a)(b)	1,268	7,609
Mistras Group Inc.(a)(b)	13,045	213,938
Navigant Consulting Inc.	34,187	955,527
Nielsen Holdings PLC	271,115	5,761,194
RCM Technologies Inc.(a)	7,126	21,378
Red Violet Inc.(a)	1,041	13,127
Resources Connection Inc.	27,204	462,196

37

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Robert Half International Inc.	89,329	$4,972,052
Spherix Inc.(a)	56	93
TransUnion	154,783	12,554,449
TriNet Group Inc.(a)	33,384	2,076,151
TrueBlue Inc.(a)	28,132	593,585
Upwork Inc.(a)	41,646	554,100
Verisk Analytics Inc.	127,366	20,141,659
Volt Information Sciences Inc.(a)(b)	6,981	22,060
Willdan Group Inc.(a)(b)	6,525	228,897

		122,953,745

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA	7,383	149,284
American Realty Investors Inc.(a)	779	11,981
CBRE Group Inc., Class A(a)	259,997	13,782,441
CKX Lands Inc.(a)	229	2,352
Consolidated-Tomoka Land Co.	6,087	399,307
eXp World Holdings Inc.(a)(b)	43,187	361,907
Forestar Group Inc.(a)(b)	1,009	18,445
FRP Holdings Inc.(a)(b)	6,109	293,354
Griffin Industrial Realty Inc.	642	24,364
Howard Hughes Corp. (The)(a)	29,411	3,811,666
InterGroup Corp. (The)(a)	126	3,748
Jones Lang LaSalle Inc.	39,444	5,485,083
JW Mays Inc.(a)	106	3,816
Kennedy-Wilson Holdings Inc.	101,181	2,217,888
Marcus & Millichap Inc.(a)	19,762	701,353
Maui Land & Pineapple Co. Inc.(a)(b)	6,501	70,731
Newmark Group Inc., Class A	95,729	867,305
Rafael Holdings Inc., Class B(a)(b)	4,156	87,110
RE/MAX Holdings Inc., Class A	13,390	430,622
Realogy Holdings Corp.	86,117	575,262
Redfin Corp.(a)(b)	54,266	913,839
RMR Group Inc. (The), Class A	8,813	400,815
St. Joe Co. (The)(a)(b)	42,731	731,982
Stratus Properties Inc.(a)	6,091	178,893
Tejon Ranch Co.(a)(b)	8,406	142,650
Transcontinental Realty Investors Inc.(a)	269	8,352
Trinity Place Holdings Inc.(a)(b)	115,386	461,544

		32,136,094

Road & Rail — 1.0%
AMERCO	6,187	2,413,177
ArcBest Corp.	19,689	599,530
Avis Budget Group Inc.(a)	51,520	1,455,955
Covenant Transportation Group Inc., Class A(a)	7,452	122,511
CSX Corp.	613,658	42,508,090
Daseke Inc.(a)(b)	86,030	215,075
Genesee & Wyoming Inc., Class A(a)	42,004	4,641,862
Heartland Express Inc.(b)	27,100	582,921
Hertz Global Holdings Inc.(a)(b)	80,259	1,110,785
JB Hunt Transport Services Inc.	67,431	7,461,240
Kansas City Southern	76,510	10,176,595
Knight-Swift Transportation Holdings Inc.	89,937	3,264,713
Landstar System Inc.	32,614	3,671,684
Lyft Inc., Class A(a)(b)	153,511	6,269,389
Marten Transport Ltd.	28,178	585,539
Norfolk Southern Corp.	203,605	36,579,674
Old Dominion Freight Line Inc.	49,464	8,407,396
PAM Transportation Services Inc.(a)(b)	673	39,781
Patriot Transportation Holding Inc.(a)(b)	681	12,939

Security	Shares	Value

Road & Rail (continued)
Roadrunner Transportation Systems Inc.(a)(b)	20,385	$211,189
Ryder System Inc.	39,959	2,068,677
Saia Inc.(a)	19,761	1,851,606
Schneider National Inc., Class B(b)	14,224	308,945
U.S. Xpress Enterprises Inc., Class A(a)(b)	50,262	242,263
Uber Technologies Inc.(a)(b)	156,679	4,774,009
Union Pacific Corp.	542,363	87,851,959
Universal Logistics Holdings Inc.	6,617	154,044
USA Truck Inc.(a)(b)	6,688	53,705
Werner Enterprises Inc.	33,953	1,198,541
YRC Worldwide Inc.(a)(b)	26,365	79,622

		228,913,416

Semiconductors & Semiconductor Equipment — 3.7%
ACM Research Inc., Class A(a)(b)	34,296	475,342
Adesto Technologies Corp.(a)(b)	9,646	82,570
Advanced Energy Industries Inc.(a)	26,264	1,507,816
Advanced Micro Devices Inc.(a)(b)	838,192	24,299,186
Aehr Test Systems(a)	12,743	22,810
Alpha & Omega Semiconductor Ltd.(a)	27	332
Ambarella Inc.(a)(b)	24,065	1,512,124
Amkor Technology Inc.(a)(b)	79,477	723,241
Amtech Systems Inc.(a)(b)	6,963	36,904
Analog Devices Inc.	285,501	31,899,027
Applied Materials Inc.	713,935	35,625,356
Axcelis Technologies Inc.(a)	20,546	351,131
AXT Inc.(a)	27,041	96,266
Broadcom Inc.	304,697	84,117,701
Brooks Automation Inc.	54,237	2,008,396
Cabot Microelectronics Corp.	22,456	3,171,012
CEVA Inc.(a)	13,879	414,427
Cirrus Logic Inc.(a)	47,151	2,526,351
Cohu Inc.	27,718	374,332
Cree Inc.(a)	78,674	3,855,026
CVD Equipment Corp.(a)(b)	6,071	20,095
CyberOptics Corp.(a)(b)	6,502	93,109
Cypress Semiconductor Corp.	279,919	6,533,309
Diodes Inc.(a)(b)	27,451	1,102,158
DSP Group Inc.(a)	26	366
Enphase Energy Inc.(a)(b)	59,623	1,325,419
Entegris Inc.	102,931	4,843,933
Everspin Technologies Inc.(a)(b)	52,015	318,852
First Solar Inc.(a)(b)	59,985	3,479,730
FormFactor Inc.(a)(b)	54,166	1,009,925
GSI Technology Inc.(a)(b)	13,743	120,389
Ichor Holdings Ltd.(a)(b)	15,005	362,821
Impinj Inc.(a)	11,173	344,464
Inphi Corp.(a)(b)	35,014	2,137,605
Intel Corp.	3,401,814	175,295,475
inTEST Corp.(a)	6,600	30,690
KLA Corp.	124,967	19,925,988
Kopin Corp.(a)(b)	46,990	31,873
Kulicke & Soffa Industries Inc.	53,654	1,259,796
Lam Research Corp.	111,709	25,817,067
Lattice Semiconductor Corp.(a)	98,098	1,793,722
MACOM Technology Solutions Holdings Inc.(a)(b)	29,857	641,776
Marvell Technology Group Ltd.	510,990	12,759,420
Maxim Integrated Products Inc.	210,689	12,201,000
MaxLinear Inc.(a)(b)	65,227	1,459,780
Microchip Technology Inc.	181,935	16,903,581
Micron Technology Inc.(a)	854,096	36,598,014

38

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
MKS Instruments Inc.	40,201	$3,709,748
Monolithic Power Systems Inc.	29,207	4,545,485
MoSys Inc.(a)	293	741
Nanometrics Inc.(a)(b)	19,627	640,233
NeoPhotonics Corp.(a)	20,464	124,626
NVE Corp.	5,930	393,455
NVIDIA Corp.	470,973	81,982,270
ON Semiconductor Corp.(a)(b)	310,585	5,966,338
PDF Solutions Inc.(a)(b)	20,229	264,393
Photronics Inc.(a)(b)	47,751	519,531
Pixelworks Inc.(a)(b)	20,223	74,825
Power Integrations Inc.	22,362	2,022,196
Qorvo Inc.(a)	95,031	7,045,598
QUALCOMM Inc.	935,397	71,352,083
QuickLogic Corp.(a)(b)	47,442	16,676
Rambus Inc.(a)	61,666	809,366
Rubicon Technology Inc.(a)	842	7,999
Rudolph Technologies Inc.(a)	21,137	557,171
Semtech Corp.(a)(b)	47,600	2,313,836
Silicon Laboratories Inc.(a)(b)	33,265	3,704,058
Skyworks Solutions Inc.	131,356	10,409,963
SMART Global Holdings Inc.(a)	11,770	299,900
SolarEdge Technologies Inc.(a)	35,921	3,007,306
SunPower Corp.(a)	53,359	585,348
Synaptics Inc.(a)	27,265	1,089,237
Teradyne Inc.	135,408	7,841,477
Texas Instruments Inc.	716,091	92,547,601
Trio-Tech International(a)	311	1,121
Ultra Clean Holdings Inc.(a)	26,472	387,418
Universal Display Corp.	33,341	5,597,954
Veeco Instruments Inc.(a)(b)	34,107	398,370
Versum Materials Inc.	82,398	4,361,326
Xilinx Inc.	194,680	18,669,812
Xperi Corp.	40,411	835,699

		851,592,867

Software — 6.9%
2U Inc.(a)(b)	42,362	689,653
8x8 Inc.(a)(b)	69,633	1,442,796
A10 Networks Inc.(a)(b)	27,544	191,155
ACI Worldwide Inc.(a)(b)	87,797	2,750,241
Adobe Inc.(a)	377,740	104,350,675
Agilysys Inc.(a)	12,975	332,290
Alarm.com Holdings Inc.(a)(b)	27,534	1,284,186
Altair Engineering Inc., Class A(a)(b)	19,326	669,066
Alteryx Inc., Class A(a)(b)	35,130	3,774,016
American Software Inc./GA, Class A	20,253	304,200
Anaplan Inc.(a)(b)	64,823	3,046,681
ANSYS Inc.(a)	65,294	14,453,480
Appfolio Inc., Class A(a)(b)	8,317	791,279
Appian Corp.(a)(b)	21,157	1,004,958
Aquamed Technologies Inc.	1,090	—
Aspen Technology Inc.(a)	53,297	6,559,795
Asure Software Inc.(a)(b)	4,769	32,000
Autodesk Inc.(a)	169,309	25,006,939
Avalara Inc.(a)	50,734	3,413,891
Avaya Holdings Corp.(a)(b)	77,094	788,672
Aware Inc./MA(a)	13,643	39,974
Benefitfocus Inc.(a)	18,774	447,009
Blackbaud Inc.	35,821	3,236,069
Blackline Inc.(a)(b)	35,194	1,682,625

Security	Shares	Value

Software (continued)
Bottomline Technologies DE Inc.(a)	38,586	$1,518,359
Box Inc., Class A(a)(b)	117,471	1,945,320
BroadVision Inc.(a)	885	1,646
BSQUARE Corp.(a)(b)	7,118	8,613
Cadence Design Systems Inc.(a)	215,190	14,219,755
Carbon Black Inc.(a)(b)	35,590	924,984
CDK Global Inc.	93,715	4,506,754
Ceridian HCM Holding Inc.(a)(b)	63,183	3,119,345
ChannelAdvisor Corp.(a)(b)	19,575	182,635
Cision Ltd.(a)(b)	61,659	474,158
Citrix Systems Inc.	96,811	9,344,198
Cloudera Inc.(a)(b)	165,029	1,462,157
CommVault Systems Inc.(a)	27,469	1,228,139
Cornerstone OnDemand Inc.(a)	40,813	2,237,369
Coupa Software Inc.(a)(b)	41,633	5,394,388
Crowdstrike Holdings Inc.(a)(b)	15,978	931,677
Digimarc Corp.(a)(b)	8,631	337,386
Digital Turbine Inc.(a)(b)	40,204	259,115
DocuSign Inc.(a)(b)	95,317	5,902,029
Domo Inc., Class B(a)	7,067	112,931
Dropbox Inc., Class A(a)	157,671	3,180,224
Dynatrace Inc.(a)(b)	28,134	525,262
Ebix Inc.(b)	20,203	850,546
eGain Corp.(a)(b)	13,607	108,924
Elastic NV(a)(b)	24,273	1,998,639
Envestnet Inc.(a)(b)	35,490	2,012,283
Everbridge Inc.(a)(b)	20,670	1,275,546
Evolving Systems Inc.(a)	6,908	6,352
Fair Isaac Corp.(a)	22,543	6,842,251
Finjan Holdings Inc.(a)(b)	6,151	12,302
FireEye Inc.(a)(b)	149,591	1,995,544
Five9 Inc.(a)(b)	47,731	2,565,064
ForeScout Technologies Inc.(a)(b)	28,263	1,071,733
Fortinet Inc.(a)	109,835	8,430,935
GlobalSCAPE Inc.	8,817	101,131
GSE Systems Inc.(a)(b)	7,509	12,465
GTY Technology Holdings Inc.(a)(b)	12,312	77,196
Guidewire Software Inc.(a)(b)	61,466	6,477,287
HubSpot Inc.(a)	29,335	4,447,479
Instructure Inc.(a)	23,184	898,148
Intelligent Systems Corp.(a)(b)	5,960	247,578
Intuit Inc.	202,259	53,788,758
Inuvo Inc.(a)(b)	14,545	3,927
Issuer Direct Corp.(a)	318	3,288
j2 Global Inc.	34,977	3,176,611
LivePerson Inc.(a)	41,419	1,478,658
LogMeIn Inc.	40,232	2,854,863
Majesco(a)	6,866	57,949
Mam Software Group Inc.(a)	7,051	85,176
Manhattan Associates Inc.(a)	49,280	3,975,418
Marin Software Inc.(a)	1,625	4,193
Medallia Inc.(a)(b)	14,798	405,909
Microsoft Corp.	5,878,568	817,297,309
MicroStrategy Inc., Class A(a)	6,865	1,018,560
Mitek Systems Inc.(a)(b)	14,931	144,084
MobileIron Inc.(a)	40,375	264,254
Model N Inc.(a)	31,551	875,856
Monotype Imaging Holdings Inc.	28,039	555,453
Net Element Inc.(a)	51	233
NetSol Technologies Inc.(a)(b)	6,896	38,273

39

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
New Relic Inc.(a)(b)	35,541	$2,183,994
Nuance Communications Inc.(a)(b)	223,096	3,638,696
Nutanix Inc., Class A(a)(b)	113,865	2,988,956
NXT-ID Inc.(a)(b)	250	133
OneSpan Inc.(a)(b)	20,653	299,469
Oracle Corp.	1,699,433	93,519,798
Pagerduty Inc.(a)(b)	3,905	110,316
Palo Alto Networks Inc.(a)(b)	73,259	14,932,382
Park City Group Inc.(a)(b)	12,726	73,429
Paycom Software Inc.(a)(b)	37,056	7,762,861
Paylocity Holding Corp.(a)	26,209	2,557,474
Pegasystems Inc.	27,032	1,839,528
Pivotal Software Inc., Class A(a)(b)	60,698	905,614
Pluralsight Inc., Class A(a)(b)	42,928	720,976
Progress Software Corp.	34,803	1,324,602
Proofpoint Inc.(a)	41,301	5,329,894
PROS Holdings Inc.(a)	26,557	1,582,797
PTC Inc.(a)	82,365	5,615,646
Q2 Holdings Inc.(a)(b)	35,604	2,808,087
QAD Inc., Class A(b)	6,811	314,532
QAD Inc., Class B(b)	244	8,728
Qualys Inc.(a)(b)	27,050	2,044,169
Qumu Corp.(a)	7,440	24,775
Rapid7 Inc.(a)	32,414	1,471,271
RealNetworks Inc.(a)(b)	19,842	32,938
RealPage Inc.(a)(b)	53,671	3,373,759
RingCentral Inc., Class A(a)	53,582	6,733,114
Riot Blockchain Inc.(a)(b)	6,491	11,554
SailPoint Technologies Holding Inc.(a)(b)	46,266	864,712
salesforce.com Inc.(a)	677,624	100,586,507
Seachange International Inc.(a)(b)	26,588	76,573
SecureWorks Corp., Class A(a)(b)	6,944	89,786
ServiceNow Inc.(a)	141,816	35,999,992
SharpSpring Inc.(a)(b)	6,117	59,335
ShotSpotter Inc.(a)(b)	5,792	133,390
SITO Mobile Ltd.(a)(b)	13,459	11,641
Slack Technologies Inc., Class A(a)(b)	29,944	710,571
Smartsheet Inc., Class A(a)	67,119	2,418,298
Smith Micro Software Inc.(a)(b)	7,529	40,920
SolarWinds Corp.(a)(b)	50,258	927,260
Splunk Inc.(a)	114,770	13,526,792
SPS Commerce Inc.(a)	27,020	1,271,831
SS&C Technologies Holdings Inc.	167,743	8,650,507
Support.com Inc.(a)	5,669	8,730
SVMK Inc.(a)	68,902	1,178,224
Symantec Corp.	447,001	10,562,634
Synacor Inc.(a)(b)	20,236	27,723
Synchronoss Technologies Inc.(a)	55,070	297,378
Synopsys Inc.(a)	117,190	16,084,327
Telaria Inc.(a)	26,373	182,237
Telenav Inc.(a)(b)	20,571	98,329
Tenable Holdings Inc.(a)	14,067	314,819
Teradata Corp.(a)	89,422	2,772,082
TiVo Corp.	88,173	671,437
Trade Desk Inc. (The), Class A(a)(b)	28,053	5,261,340
Tyler Technologies Inc.(a)	29,122	7,644,525
Upland Software Inc.(a)	15,954	556,156
Varonis Systems Inc.(a)(b)	21,912	1,309,899
Verint Systems Inc.(a)	48,613	2,079,664
Veritone Inc.(a)(b)	49,688	177,386

Security	Shares	Value

Software (continued)
VirnetX Holding Corp.(a)(b)	37,716	$203,666
VMware Inc., Class A	58,480	8,775,509
Workday Inc., Class A(a)(b)	124,274	21,121,609
Workiva Inc.(a)(b)	29,861	1,308,808
Yext Inc.(a)(b)	63,248	1,005,011
Zendesk Inc.(a)(b)	82,869	6,039,493
Zix Corp.(a)(b)	40,833	295,631
Zoom Video Communications Inc., Class A(a)(b)	18,695	1,424,559
Zscaler Inc.(a)(b)	49,515	2,340,079
Zuora Inc., Class A(a)	18,708	281,555

		1,579,168,686

Specialty Retail — 2.3%
Aaron’s Inc.	51,533	3,311,511
Abercrombie & Fitch Co., Class A	45,717	713,185
Advance Auto Parts Inc.	54,705	9,048,207
American Eagle Outfitters Inc.	136,697	2,217,225
America’s Car-Mart Inc./TX(a)(b)	6,729	617,049
Asbury Automotive Group Inc.(a)	13,776	1,409,698
Ascena Retail Group Inc.(a)(b)	199,540	52,698
At Home Group Inc.(a)(b)	20,507	197,277
AutoNation Inc.(a)(b)	46,513	2,358,209
AutoZone Inc.(a)	18,958	20,562,226
Barnes & Noble Education Inc.(a)(b)	27,528	85,887
Bed Bath & Beyond Inc.(b)	117,496	1,250,157
Best Buy Co. Inc.	178,333	12,303,194
Big 5 Sporting Goods Corp.	11,891	24,733
Boot Barn Holdings Inc.(a)	27,954	975,595
Buckle Inc. (The)	18,948	390,329
Build-A-Bear Workshop Inc.(a)(b)	27,173	85,595
Burlington Stores Inc.(a)	51,594	10,309,513
Caleres Inc.(b)	34,996	819,256
Camping World Holdings Inc., Class A(b)	11,345	100,970
CarMax Inc.(a)(b)	129,541	11,399,608
Carvana Co.(a)	27,502	1,815,132
Cato Corp. (The), Class A	27,496	484,205
Chico’s FAS Inc.	99,702	401,799
Children’s Place Inc. (The)	13,914	1,071,239
Citi Trends Inc.	12,926	236,546
Conn’s Inc.(a)(b)	20,204	502,271
Container Store Group Inc. (The)(a)(b)	13,520	59,758
Cool Holdings Inc.(a)(b)	310	353
Designer Brands Inc. , Class A	51,977	889,846
Destination Maternity Corp.(a)(b)	12,808	5,264
Destination XL Group Inc.(a)(b)	33,843	57,195
Dick’s Sporting Goods Inc.	53,874	2,198,598
Express Inc.(a)	35,826	123,241
Five Below Inc.(a)	41,119	5,185,106
Floor & Decor Holdings Inc., Class A(a)(b)	47,625	2,436,019
Foot Locker Inc.	86,584	3,736,965
Francesca’s Holdings Corp.(a)	2,579	36,080
GameStop Corp., Class A(b)	77,391	427,198
Gap Inc. (The)	164,444	2,854,748
Genesco Inc.(a)(b)	15,502	620,390
GNC Holdings Inc., Class A(a)(b)	103,190	220,827
Group 1 Automotive Inc.	14,213	1,312,002
Guess? Inc.	36,246	671,638
Haverty Furniture Companies Inc.	13,837	280,476
Hibbett Sports Inc.(a)(b)	20,296	464,778
Home Depot Inc. (The)	836,233	194,022,781
J. Jill Inc.(b)	12,710	24,149

40

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Kirkland’s Inc.(a)(b)	12,940	$19,928
L Brands Inc.	179,329	3,513,055
Lithia Motors Inc., Class A	17,687	2,341,405
Lowe’s Companies Inc.	591,958	65,091,702
Lumber Liquidators Holdings Inc.(a)(b)	20,341	200,766
MarineMax Inc.(a)(b)	8,351	129,273
Michaels Companies Inc. (The)(a)(b)	63,221	618,934
Monro Inc.(b)	26,381	2,084,363
Murphy USA Inc.(a)(b)	21,060	1,796,418
National Vision Holdings Inc.(a)(b)	60,946	1,466,970
O’Reilly Automotive Inc.(a)(b)	58,867	23,459,088
Office Depot Inc.	401,330	704,334
Party City Holdco Inc.(a)(b)	40,823	233,099
Penske Automotive Group Inc.	27,871	1,317,741
Pier 1 Imports Inc.(a)(b)	61,191	594,776
Rent-A-Center Inc./TX	40,198	1,036,706
RH(a)(b)	12,917	2,206,611
Ross Stores Inc.	283,486	31,140,937
RTW RetailWinds Inc.(a)(b)	26,665	36,531
Sally Beauty Holdings Inc.(a)	101,395	1,509,772
Sears Hometown and Outlet Stores Inc.(a)(b)	7,445	25,611
Shoe Carnival Inc.	6,521	211,346
Signet Jewelers Ltd.	39,793	666,931
Sleep Number Corp.(a)	24,400	1,008,208
Sonic Automotive Inc., Class A	20,634	648,114
Sportsman’s Warehouse Holdings Inc.(a)	20,839	107,946
Stage Stores Inc.(b)	21,248	39,946
Stein Mart Inc.(a)	44	35
Tailored Brands Inc.	28,959	127,420
Tandy Leather Factory Inc.(a)(b)	6,189	28,965
Tiffany & Co.	82,185	7,612,797
Tile Shop Holdings Inc.	40,208	128,264
Tilly’s Inc., Class A	12,511	118,104
TJX Companies Inc. (The)	919,728	51,265,639
Tractor Supply Co.	94,137	8,513,750
Trans World Entertainment Corp.(a)	364	1,081
TravelCenters of America Inc.(a)(b)	35,073	430,346
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	43,078	10,797,501
Urban Outfitters Inc.(a)(b)	61,363	1,723,687
Vitamin Shoppe Inc.(a)(b)	19,884	129,644
Williams-Sonoma Inc.	60,739	4,129,037
Winmark Corp.	359	63,324
Zumiez Inc.(a)(b)	6,912	218,938

		525,869,769

Technology Hardware, Storage & Peripherals — 3.6%
3D Systems Corp.(a)(b)	92,835	756,605
Apple Inc.	3,266,675	731,637,200
AstroNova Inc.	6,032	97,537
Avid Technology Inc.(a)(b)	21,109	130,665
CPI Card Group Inc.(a)(b)	1,492	3,849
Dell Technologies Inc., Class C(a)(b)	115,971	6,014,256
Diebold Nixdorf Inc.(a)	61,805	692,216
Eastman Kodak Co.(a)	27,408	72,357
Hewlett Packard Enterprise Co.	1,009,974	15,321,306
HP Inc.	1,134,672	21,467,994
Immersion Corp.(a)(b)	20,538	157,116
Intevac Inc.(a)(b)	14,344	75,162
NCR Corp.(a)(b)	86,830	2,740,355
NetApp Inc.	189,428	9,946,864
Pure Storage Inc., Class A(a)(b)	126,905	2,149,771

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Seagate Technology PLC	186,924	$10,054,642
TransAct Technologies Inc.	6,670	81,241
Western Digital Corp.	224,895	13,412,738
Xerox Holdings Corp.(a)	154,412	4,618,463

		819,430,337

Textiles, Apparel & Luxury Goods — 0.8%
Apex Global Brands Inc.(a)(b)	2,239	3,292
Capri Holdings Ltd.(a)(b)	114,253	3,788,630
Carter’s Inc.	36,438	3,323,510
Centric Brands Inc.(a)(b)	239	600
Charles & Colvard Ltd.(a)(b)	20,281	33,058
Columbia Sportswear Co.	25,137	2,435,524
Crocs Inc.(a)(b)	54,370	1,509,311
Crown Crafts Inc.	6,837	42,731
Culp Inc.	13	212
Deckers Outdoor Corp.(a)	21,278	3,135,526
Delta Apparel Inc.(a)(b)	6,214	147,583
Forward Industries Inc.(a)(b)	7,448	7,076
Fossil Group Inc.(a)	42,914	536,854
G-III Apparel Group Ltd.(a)(b)	27,873	718,287
Hanesbrands Inc.	273,128	4,184,321
Iconix Brand Group Inc.(a)(b)	4,416	7,860
Kontoor Brands Inc.(a)	35,027	1,229,448
Lakeland Industries Inc.(a)(b)	6,183	75,185
Levi Strauss & Co., Class A(a)	32,398	616,858
Lululemon Athletica Inc.(a)	87,410	16,829,047
Movado Group Inc.	8,106	201,515
NIKE Inc., Class B	956,456	89,830,348
Oxford Industries Inc.	12,970	929,949
PVH Corp.	56,547	4,989,142
Ralph Lauren Corp.	41,604	3,971,934
Rocky Brands Inc.	6,588	218,919
Sequential Brands Group Inc.(a)(b)	20,736	4,603
Skechers U.S.A. Inc., Class A(a)	103,932	3,881,860
Steven Madden Ltd.	61,317	2,194,535
Superior Group of Companies Inc.	6,647	107,150
Tapestry Inc.	219,577	5,719,981
Under Armour Inc., Class A(a)(b)	143,154	2,854,491
Under Armour Inc., Class C, NVS(a)(b)	147,438	2,673,051
Unifi Inc.(a)(b)	12,841	281,475
Vera Bradley Inc.(a)(b)	13,914	140,531
VF Corp.	250,774	22,316,378
Vince Holding Corp.(a)	896	17,015
Wolverine World Wide Inc.	74,895	2,116,533

		181,074,323

Thrifts & Mortgage Finance — 0.2%
Axos Financial Inc.(a)	39,082	1,080,617
Bridgewater Bancshares Inc.(a)	39,666	473,612
Broadway Financial Corp./DE(a)(b)	6,015	8,601
Capitol Federal Financial Inc.	120,917	1,666,236
Central Federal Corp.(a)(b)	1,726	21,385
Columbia Financial Inc.(a)(b)	38,823	613,015
Dime Community Bancshares Inc.	47,348	1,013,721
Elmira Savings Bank	668	9,399
Entegra Financial Corp.(a)(b)	2,547	76,512
ESSA Bancorp. Inc.	6,825	112,066
Essent Group Ltd.	79,276	3,779,087
Federal Agricultural Mortgage Corp., Class A(b)	4,820	354,222
Federal Agricultural Mortgage Corp., Class C, NVS	6,838	558,391

41

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
First Defiance Financial Corp.	13,616	$394,387
Flagstar Bancorp. Inc.	28,111	1,049,946
FS Bancorp. Inc.	807	42,367
Greene County Bancorp. Inc.	636	17,426
Guaranty Federal Bancshares Inc.	825	20,072
Hingham Institution for Savings	401	75,789
HMN Financial Inc.(a)(b)	848	19,139
Home Bancorp. Inc.	6,045	235,695
Home Federal Bancorp. Inc./LA	253	8,262
HomeStreet Inc.(a)	12,758	348,549
IF Bancorp. Inc.(b)	697	14,637
Impac Mortgage Holdings Inc.(a)(b)	6,612	52,036
Income Opportunity Realty Investors Inc.(a)	108	1,359
Kearny Financial Corp./MD	96,569	1,259,260
Kentucky First Federal Bancorp	844	6,119
Lake Shore Bancorp. Inc.	652	9,487
LendingTree Inc.(a)(b)	5,616	1,743,375
Luther Burbank Corp.	42,711	483,916
Magyar Bancorp. Inc.(a)	714	8,597
Merchants Bancorp/IN	21,329	352,782
Meridian Bancorp. Inc.	34,778	652,087
Meta Financial Group Inc.	19,242	627,482
MGIC Investment Corp.	272,995	3,434,277
MMA Capital Holdings Inc.(a)	13,156	394,680
Mr Cooper Group Inc.(a)(b)	20,348	216,096
MSB Financial Corp./MD	650	10,465
New York Community Bancorp. Inc.	369,650	4,639,107
NMI Holdings Inc., Class A(a)	48,885	1,283,720
Northfield Bancorp. Inc.	27,451	440,863
Northwest Bancshares Inc.	75,701	1,240,739
OceanFirst Financial Corp.	26,455	624,338
Oconee Federal Financial Corp.	212	5,014
Ocwen Financial Corp.(a)(b)	88,310	166,023
OP Bancorp	45,606	446,027
Oritani Financial Corp.	27,287	482,843
PB Bancorp Inc.	698	8,027
PCSB Financial Corp.	21,584	431,464
Pioneer Bancorp Inc/NY(a)	34,477	430,618
Ponce de Leon Federal Bank(a)	33,000	463,980
Provident Bancorp. Inc.(a)(b)	6,901	165,831
Provident Financial Holdings Inc.	6,197	128,588
Provident Financial Services Inc.	54,020	1,325,111
Prudential Bancorp. Inc.	6,648	113,082
Radian Group Inc.(b)	156,542	3,575,419
Randolph Bancorp Inc.(a)(b)	22,448	325,945
Riverview Bancorp. Inc.	14,487	106,914
Sachem Capital Corp.	95,711	451,756
Security National Financial Corp., Class A(a)(b)	8,185	41,171
Severn Bancorp. Inc.	6,708	53,798
Southern Missouri Bancorp. Inc.	6,037	219,928
Standard AVB Financial Corp.(b)	2,225	60,498
Sterling Bancorp Inc./MI(b)	45,254	441,679
Territorial Bancorp. Inc.	12,632	361,023
TFS Financial Corp.	47,834	861,969
Timberland Bancorp. Inc./WA	6,179	169,922
TrustCo Bank Corp. NY	50,748	413,596
United Community Financial Corp./OH	34,316	369,926
United Financial Bancorp. Inc.	34,752	473,670
Walker & Dunlop Inc.	20,277	1,134,093
Washington Federal Inc.	59,723	2,209,154

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Waterstone Financial Inc.	20,196	$346,967
Western New England Bancorp Inc.	19,801	188,704
WSFS Financial Corp.	42,083	1,855,860
WVS Financial Corp.	222	3,552

		47,306,070

Tobacco — 0.7%
22nd Century Group Inc.(a)(b)	76,156	172,113
Altria Group Inc.	1,439,941	58,893,587
Philip Morris International Inc.	1,196,734	90,868,013
Pyxus International Inc.(a)(b)	6,760	88,421
Turning Point Brands Inc.	8,765	202,121
Universal Corp./VA	18,935	1,037,827
Vector Group Ltd.	93,216	1,110,202

		152,372,284

Trading Companies & Distributors — 0.3%
AeroCentury Corp.(a)(b)	249	1,544
Air Lease Corp.	81,129	3,392,815
Aircastle Ltd.	46,993	1,054,053
Applied Industrial Technologies Inc.	27,138	1,541,438
Beacon Roofing Supply Inc.(a)	53,502	1,793,922
BlueLinx Holdings Inc.(a)(b)	6,501	210,177
BMC Stock Holdings Inc.(a)(b)	45,709	1,196,662
CAI International Inc.(a)(b)	13,427	292,306
DXP Enterprises Inc./TX(a)	7,573	262,935
EVI Industries Inc.	5,902	188,392
Fastenal Co.	436,393	14,256,959
Foundation Building Materials Inc.(a)(b)	25,587	396,343
GATX Corp.	27,333	2,119,127
General Finance Corp.(a)(b)	7,642	67,555
GMS Inc.(a)	33,998	976,423
H&E Equipment Services Inc.	21,187	611,457
HD Supply Holdings Inc.(a)	130,236	5,101,995
Herc Holdings Inc.(a)(b)	22,033	1,024,755
Houston Wire & Cable Co.(a)(b)	13,574	64,069
Huttig Building Products Inc.(a)(b)	13,336	28,006
Kaman Corp.	20,302	1,207,157
Lawson Products Inc./DE(a)	6,090	235,866
MRC Global Inc.(a)	74,661	905,638
MSC Industrial Direct Co. Inc., Class A	34,415	2,496,120
Nesco Holding Inc.(a)(b)	69,106	413,254
NOW Inc.(a)(b)	81,048	929,621
Rush Enterprises Inc., Class A	20,326	784,177
Rush Enterprises Inc., Class B	6,823	272,442
SiteOne Landscape Supply Inc.(a)(b)	29,553	2,187,513
Systemax Inc.	7,041	154,972
Titan Machinery Inc.(a)	13,442	192,758
Transcat Inc.(a)	6,538	167,438
Triton International Ltd.	46,804	1,583,847
United Rentals Inc.(a)	61,739	7,695,149
Univar Solutions Inc.(a)(b)	107,543	2,232,593
Veritiv Corp.(a)	6,653	120,286
Watsco Inc.	24,844	4,203,108
WESCO International Inc.(a)	33,345	1,592,891
Willis Lease Finance Corp.(a)(b)	6,042	334,606
WW Grainger Inc.	34,476	10,244,543

		72,534,912

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	59,170	2,335,440

42

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.2%
American States Water Co.	27,646	$2,484,270
American Water Works Co. Inc.	137,981	17,141,380
Aqua America Inc.	163,034	7,308,814
AquaVenture Holdings Ltd.(a)(b)	21,437	416,521
Artesian Resources Corp., Class A, NVS	6,600	244,200
Cadiz Inc.(a)(b)	13,529	168,977
California Water Service Group	38,666	2,046,591
Connecticut Water Service Inc.	12,989	910,009
Global Water Resources Inc.	46,111	545,954
Middlesex Water Co.	20,456	1,328,822
Pure Cycle Corp.(a)	13,393	137,680
SJW Group	20,500	1,399,945
York Water Co. (The)	7,592	331,467

		34,464,630

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	39,761	441,347
Gogo Inc.(a)(b)	34,246	206,503
NII Holdings Inc.(a)(b)	75,167	147,327
Shenandoah Telecommunications Co.	33,252	1,056,416
Spok Holdings Inc.	12,510	149,370
Sprint Corp.(a)(b)	423,072	2,610,354
T-Mobile U.S. Inc.(a)	244,344	19,246,977
Telephone & Data Systems Inc.	79,549	2,052,364
U.S. Cellular Corp.(a)(b)	8,246	309,885

		26,220,543

Total Common Stocks — 99.8% (Cost: $19,647,362,820)		22,752,472,488

Rights

Pharmaceuticals — 0.0%
Flex Pharma Inc., (Expires 01/19/20)(a)(b)	19,965	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Warrants

Energy Equipment & Services — 0.0%
SAExploration Holdings Inc. (Expires 07/27/21)(a)	38	—

Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy Inc., (Expires 04/28/20)(a)(b)	2,346	24

Total Warrants — 0.0% (Cost: $0)		24

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.11%(d)(f)(g)	680,044,805	680,384,828

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.85%(d)(f)	34,201,000	$34,201,000

		714,585,828

Total Short-Term Investments — 3.1% (Cost: $714,417,235)		714,585,828

Total Investments in Securities — 102.9% (Cost: $20,361,780,055)		23,467,058,340

Other Assets, Less Liabilities — (2.9)%		(655,710,830)

Net Assets — 100.0%		$22,811,347,510

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

43

Schedule of Investments (unaudited) September 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Axon Enterprise Inc.(a)(b)	28,765	$1,633,277
Boeing Co. (The)	258,688	98,423,023
Curtiss-Wright Corp.	20,525	2,655,319
L3Harris Technologies Inc.	56,060	11,696,359
Lockheed Martin Corp.	72,154	28,144,389
Raytheon Co.	57,881	11,355,674
Teledyne Technologies Inc.(a)	8,602	2,769,758
TransDigm Group Inc.	24,106	12,551,271
United Technologies Corp.	188,412	25,722,006

		194,951,076

Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	82,614	6,137,394
FedEx Corp.	52,547	7,649,267
United Parcel Service Inc., Class B	168,968	20,245,746
XPO Logistics Inc.(a)(b)	18,855	1,349,452

		35,381,859

Auto Components — 0.1%
Aptiv PLC	75,559	6,605,368
Gentex Corp.	90,227	2,484,400

		9,089,768

Banks — 1.0%
BancorpSouth Bank	21,704	642,655
Bank of Hawaii Corp.	9,191	789,783
Comerica Inc.	33,236	2,193,244
Commerce Bancshares Inc.	30,757	1,865,412
East West Bancorp. Inc.	35,203	1,559,141
First Financial Bankshares Inc.	65,054	2,168,250
First Republic Bank/CA	81,696	7,900,003
FNB Corp.	72,080	831,082
Home BancShares Inc./AR	32,865	617,698
Signature Bank/New York NY	15,994	1,906,805
Sterling Bancorp./DE	51,330	1,029,680
SVB Financial Group(a)	24,940	5,211,213
U.S. Bancorp	693,934	38,402,307
UMB Financial Corp.	20,650	1,333,577

		66,450,850

Beverages — 2.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	4,246	1,545,884
Brown-Forman Corp., Class B, NVS	88,395	5,549,438
Coca-Cola Co. (The)	968,401	52,719,750
Constellation Brands Inc., Class A	80,929	16,774,963
Monster Beverage Corp.(a)	187,879	10,908,255
PepsiCo Inc.	412,723	56,584,323

		144,082,613

Biotechnology — 2.0%
AbbVie Inc.	372,039	28,170,793
Alexion Pharmaceuticals Inc.(a)	108,507	10,627,176
Amgen Inc.	191,534	37,063,744
Biogen Inc.(a)	48,370	11,261,503
Celgene Corp.(a)	161,104	15,997,627
Exelixis Inc.(a)	74,097	1,310,406
Incyte Corp.(a)	41,227	3,060,280
Ligand Pharmaceuticals Inc.(a)(b)	9,199	915,669
Regeneron Pharmaceuticals Inc.(a)	22,652	6,283,665
Repligen Corp.(a)	22,522	1,727,212
Vertex Pharmaceuticals Inc.(a)	124,338	21,065,344

		137,483,419

Security	Shares	Value

Building Products — 0.2%
Allegion PLC	22,862	$2,369,646
Lennox International Inc.	17,071	4,147,741
Masco Corp.	65,647	2,736,167
Trex Co. Inc.(a)(b)	18,653	1,696,117

		10,949,671

Capital Markets — 1.9%
Ameriprise Financial Inc.	34,199	5,030,673
Cboe Global Markets Inc.	54,382	6,249,036
Charles Schwab Corp. (The)	293,796	12,289,487
E*TRADE Financial Corp.	68,470	2,991,454
Eaton Vance Corp., NVS	33,004	1,482,870
Evercore Inc., Class A	8,850	708,885
FactSet Research Systems Inc.	18,652	4,531,876
Federated Investors Inc., Class B	22,249	721,090
Interactive Brokers Group Inc., Class A(b)	24,727	1,329,818
Intercontinental Exchange Inc.	271,193	25,022,978
MarketAxess Holdings Inc.	18,245	5,975,238
Moody’s Corp.(b)	38,582	7,902,751
MSCI Inc.	41,028	8,933,847
Nasdaq Inc.	39,394	3,913,794
Northern Trust Corp.	55,022	5,134,653
S&P Global Inc.	119,188	29,198,676
SEI Investments Co.	33,780	2,001,634
T Rowe Price Group Inc.	56,996	6,511,793

		129,930,553

Chemicals — 1.8%
Air Products & Chemicals Inc.	106,558	23,640,958
Cabot Corp.	16,161	732,417
Celanese Corp.	31,737	3,881,118
CF Industries Holdings Inc.	45,811	2,253,901
Chemours Co. (The)	80,903	1,208,691
Eastman Chemical Co.	35,624	2,630,120
Ecolab Inc.(b)	121,146	23,991,754
FMC Corp.	27,990	2,454,163
Ingevity Corp.(a)	11,407	967,770
Linde PLC	175,272	33,953,692
Mosaic Co. (The)	80,553	1,651,337
NewMarket Corp.	2,367	1,117,437
PPG Industries Inc.	52,732	6,249,269
RPM International Inc.	62,750	4,317,827
Scotts Miracle-Gro Co. (The)	12,287	1,251,062
Sensient Technologies Corp.	10,038	689,109
Sherwin-Williams Co. (The)	24,481	13,461,367
Valvoline Inc.	38,399	845,930

		125,297,922

Commercial Services & Supplies — 0.7%
Brink’s Co. (The)	13,037	1,081,419
Cintas Corp.	40,316	10,808,720
Clean Harbors Inc.(a)	14,344	1,107,357
Copart Inc.(a)	66,514	5,343,070
Healthcare Services Group Inc.	19,711	478,780
KAR Auction Services Inc.	45,375	1,113,956
MSA Safety Inc.	16,977	1,852,360
Republic Services Inc.	44,050	3,812,528
Rollins Inc.	68,144	2,321,666
Tetra Tech Inc.	13,007	1,128,487
Waste Management Inc.	188,869	21,719,935

		50,768,278

44

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 1.9%
Arista Networks Inc.(a)(b)	26,427	$6,313,939
Ciena Corp.(a)(b)	75,330	2,955,196
Cisco Systems Inc.	2,054,358	101,505,829
F5 Networks Inc.(a)	28,816	4,046,343
InterDigital Inc.	9,640	505,811
Lumentum Holdings Inc.(a)(b)	19,613	1,050,472
Motorola Solutions Inc.	80,160	13,660,065
Plantronics Inc.	9,663	360,623
ViaSat Inc.(a)	13,549	1,020,511

		131,418,789

Construction Materials — 0.2%
Eagle Materials Inc.	10,811	973,098
Martin Marietta Materials Inc.	17,320	4,747,412
Vulcan Materials Co.	30,609	4,629,305

		10,349,815

Consumer Finance — 0.5%
American Express Co.	164,612	19,470,307
Discover Financial Services	100,458	8,146,139
FirstCash Inc.	20,865	1,912,695
Green Dot Corp., Class A(a)	23,574	595,243
SLM Corp.	210,967	1,861,784

		31,986,168

Containers & Packaging — 0.2%
Amcor PLC(a)	386,643	3,769,769
AptarGroup Inc.	16,783	1,987,946
Avery Dennison Corp.	18,252	2,072,880
Ball Corp.	107,644	7,837,560
Greif Inc., Class A, NVS	5,696	215,821

		15,883,976

Distributors — 0.1%
Pool Corp.	19,507	3,934,562

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	26,947	1,026,411
H&R Block Inc.	60,377	1,426,105
Service Corp. International/U.S.	89,135	4,261,544
Sotheby’s(a)	7,997	455,669
WW International Inc.(a)(b)	18,818	711,697

		7,881,426

Diversified Financial Services — 1.4%
Berkshire Hathaway Inc., Class B(a)	455,465	94,745,829

Diversified Telecommunication Services — 1.8%
Verizon Communications Inc.	2,001,469	120,808,669

Electric Utilities — 1.2%
Alliant Energy Corp.	65,014	3,506,205
Eversource Energy	85,869	7,339,223
Hawaiian Electric Industries Inc.	25,805	1,176,966
IDACORP Inc.	13,868	1,562,508
NextEra Energy Inc.	236,514	55,105,397
OGE Energy Corp.	54,079	2,454,105
Pinnacle West Capital Corp.	54,178	5,259,058
Xcel Energy Inc.	113,019	7,333,803

		83,737,265

Electrical Equipment — 0.4%
AMETEK Inc.	110,526	10,148,497
Eaton Corp. PLC	97,557	8,111,865
EnerSys	13,612	897,575

Security	Shares	Value

Electrical Equipment (continued)
Hubbell Inc.	16,109	$2,116,723
Regal Beloit Corp.	10,845	790,058
Rockwell Automation Inc.	28,311	4,665,653

		26,730,371

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	54,997	5,307,210
CDW Corp./DE	29,518	3,637,798
Cognex Corp.(b)	41,035	2,016,050
Keysight Technologies Inc.(a)(b)	90,751	8,825,535
Littelfuse Inc.	11,824	2,096,513
National Instruments Corp.	54,548	2,290,471
Trimble Inc.(a)	121,752	4,725,195
Zebra Technologies Corp., Class A(a)	26,117	5,389,765

		34,288,537

Energy Equipment & Services — 0.0%
Apergy Corp.(a)	19,774	534,886
Core Laboratories NV	12,077	563,030
Transocean Ltd.(a)(b)	112,523	502,978

		1,600,894

Entertainment — 2.1%
Cinemark Holdings Inc.	23,171	895,327
Electronic Arts Inc.(a)	68,313	6,682,378
Live Nation Entertainment Inc.(a)	67,035	4,447,102
Netflix Inc.(a)	211,876	56,702,255
Take-Two Interactive Software Inc.(a)	54,541	6,836,169
Walt Disney Co. (The)	488,160	63,617,011
World Wrestling Entertainment Inc., Class A(b)	23,098	1,643,423

		140,823,665

Equity Real Estate Investment Trusts (REITs) — 4.0%
American Campus Communities Inc.	66,118	3,178,953
American Tower Corp.	214,222	47,370,911
Apartment Investment & Management Co., Class A	72,345	3,772,068
AvalonBay Communities Inc.	46,111	9,929,082
Boston Properties Inc.	36,999	4,797,290
Brixmor Property Group Inc.	71,040	1,441,402
Camden Property Trust	27,769	3,082,637
CoreCivic Inc.	27,579	476,565
CoreSite Realty Corp.	10,705	1,304,404
Cousins Properties Inc.	35,154	1,321,439
Crown Castle International Corp.	82,355	11,448,169
CyrusOne Inc.	54,988	4,349,551
Digital Realty Trust Inc.	56,597	7,346,857
Douglas Emmett Inc.	41,568	1,780,357
Duke Realty Corp.	116,160	3,945,955
EastGroup Properties Inc.	18,133	2,266,988
EPR Properties	24,566	1,888,143
Equinix Inc.	24,504	14,133,907
Equity Residential	115,121	9,930,337
Essex Property Trust Inc.	23,476	7,668,435
Extra Space Storage Inc.	41,163	4,808,662
Federal Realty Investment Trust	16,248	2,212,003
First Industrial Realty Trust Inc.	39,810	1,574,884
GEO Group Inc. (The)	24,759	429,321
HCP Inc.	238,504	8,497,898
Healthcare Realty Trust Inc.	38,105	1,276,518
Highwoods Properties Inc.	24,064	1,081,436
Host Hotels & Resorts Inc.	164,646	2,846,729
JBG SMITH Properties	40,676	1,594,906
Lamar Advertising Co., Class A	24,350	1,994,996

45

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Liberty Property Trust	42,141	$2,163,098
Life Storage Inc.	22,506	2,372,357
Mack-Cali Realty Corp.	28,369	614,473
Medical Properties Trust Inc.	213,542	4,176,882
Mid-America Apartment Communities Inc.	30,786	4,002,488
National Retail Properties Inc.	83,353	4,701,109
Omega Healthcare Investors Inc.	104,267	4,357,318
Park Hotels & Resorts Inc.	65,245	1,629,168
Pebblebrook Hotel Trust	29,121	810,146
PS Business Parks Inc.	5,595	1,018,010
Public Storage	72,661	17,821,563
Rayonier Inc.	36,509	1,029,554
Realty Income Corp.	111,683	8,563,852
Regency Centers Corp.	36,860	2,561,401
SBA Communications Corp.	31,687	7,641,320
Simon Property Group Inc.	99,865	15,543,987
Spirit Realty Capital Inc.	24,192	1,157,829
Tanger Factory Outlet Centers Inc.	19,706	305,049
Taubman Centers Inc.	17,448	712,402
UDR Inc.	78,219	3,792,057
Uniti Group Inc.	86,644	672,791
Urban Edge Properties	26,817	530,708
Vornado Realty Trust	39,226	2,497,519
Weingarten Realty Investors	34,139	994,469
Welltower Inc.	196,033	17,770,391

		275,190,744

Food & Staples Retailing — 0.2%
Sysco Corp.	157,008	12,466,435

Food Products — 0.6%
Flowers Foods Inc.	44,390	1,026,741
Hershey Co. (The)	44,129	6,839,554
Hormel Foods Corp.	131,906	5,768,249
Kellogg Co.	120,253	7,738,280
Lamb Weston Holdings Inc.	70,198	5,104,799
Lancaster Colony Corp.	9,400	1,303,310
McCormick & Co. Inc./MD, NVS	59,539	9,305,946
Post Holdings Inc.(a)(b)	32,253	3,413,657
Tootsie Roll Industries Inc.(b)	9,197	341,577

		40,842,113

Gas Utilities — 0.2%
Atmos Energy Corp.	33,280	3,790,259
National Fuel Gas Co.	41,534	1,948,775
ONE Gas Inc.	13,222	1,270,766
Spire Inc.	10,778	940,273
UGI Corp.	101,476	5,101,199

		13,051,272

Health Care Equipment & Supplies — 5.7%
Abbott Laboratories	855,270	71,560,441
ABIOMED Inc.(a)	21,910	3,897,570
Align Technology Inc.(a)(b)	17,989	3,254,570
Avanos Medical Inc.(a)(b)	22,985	861,018
Baxter International Inc.	106,617	9,325,789
Becton Dickinson and Co.	82,236	20,802,419
Boston Scientific Corp.(a)	673,622	27,409,679
Cantel Medical Corp.(b)	8,321	622,411
Cooper Companies Inc. (The)	10,373	3,080,781
Danaher Corp.	173,018	24,988,990
Edwards Lifesciences Corp.(a)	100,639	22,131,522

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Globus Medical Inc., Class A(a)	36,852	$1,883,874
Haemonetics Corp.(a)	24,568	3,099,008
Hill-Rom Holdings Inc.	32,610	3,431,550
Hologic Inc.(a)	71,972	3,633,866
ICU Medical Inc.(a)(b)	9,333	1,489,547
IDEXX Laboratories Inc.(a)	41,780	11,361,235
Integra LifeSciences Holdings Corp.(a)(b)	34,263	2,058,178
Intuitive Surgical Inc.(a)	55,773	30,113,516
LivaNova PLC(a)	23,615	1,742,551
Masimo Corp.(a)	23,666	3,521,264
Medtronic PLC	649,253	70,521,861
NuVasive Inc.(a)	24,838	1,574,232
Penumbra Inc.(a)(b)	15,545	2,090,647
ResMed Inc.	69,684	9,415,005
STERIS PLC	41,239	5,958,623
Stryker Corp.	91,611	19,815,459
Teleflex Inc.	22,454	7,628,747
Varian Medical Systems Inc.(a)	44,071	5,248,415
West Pharmaceutical Services Inc.	35,797	5,076,731
Zimmer Biomet Holdings Inc.	99,532	13,662,758

		391,262,257

Health Care Providers & Services — 1.1%
Amedisys Inc.(a)(b)	15,625	2,047,031
Chemed Corp.	7,654	3,196,081
Cigna Corp.(a)	104,156	15,809,839
Covetrus Inc.(a)	20,957	249,179
DaVita Inc.(a)(b)	47,026	2,683,774
Encompass Health Corp.	47,942	3,033,770
HCA Healthcare Inc.	128,705	15,498,656
HealthEquity Inc.(a)	33,872	1,935,615
Henry Schein Inc.(a)(b)	32,137	2,040,700
Humana Inc.	65,372	16,713,659
Molina Healthcare Inc.(a)	30,172	3,310,472
Tenet Healthcare Corp.(a)(b)	18,059	399,465
Universal Health Services Inc., Class B	22,406	3,332,893
WellCare Health Plans Inc.(a)	24,420	6,328,931

		76,580,065

Health Care Technology — 0.2%
Cerner Corp.	154,625	10,540,786
Medidata Solutions Inc.(a)(b)	17,880	1,636,020

		12,176,806

Hotels, Restaurants & Leisure — 2.6%
Brinker International Inc.	18,713	798,484
Cheesecake Factory Inc. (The)	10,128	422,135
Chipotle Mexican Grill Inc.(a)	12,387	10,410,902
Churchill Downs Inc.	16,971	2,095,155
Cracker Barrel Old Country Store Inc.	6,409	1,042,424
Darden Restaurants Inc.	41,470	4,902,583
Domino’s Pizza Inc.(b)	19,855	4,856,334
Dunkin’ Brands Group Inc.	23,684	1,879,562
Eldorado Resorts Inc.(a)(b)	32,059	1,278,192
Hilton Worldwide Holdings Inc.	138,587	12,903,836
International Speedway Corp., Class A	5,723	257,592
Jack in the Box Inc.	7,640	696,157
Marriott International Inc./MD, Class A	52,914	6,580,914
McDonald’s Corp.	367,506	78,907,213
Papa John’s International Inc.	6,032	315,775
Penn National Gaming Inc.(a)	30,466	567,429
Scientific Games Corp./DE, Class A(a)	27,963	569,047

46

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.	16,458	$835,902
Starbucks Corp.	295,415	26,120,594
Texas Roadhouse Inc.	21,036	1,104,811
Wendy’s Co. (The)	87,224	1,742,736
Wyndham Destinations Inc.	29,200	1,343,784
Wyndham Hotels & Resorts Inc.	47,367	2,450,769
Yum! Brands Inc.	147,249	16,702,454

		178,784,784

Household Durables — 0.2%
Garmin Ltd.	43,502	3,684,184
Helen of Troy Ltd.(a)(b)	12,333	1,944,421
Newell Brands Inc.	98,388	1,841,823
NVR Inc.(a)	1,000	3,717,350
Tempur Sealy International Inc.(a)	12,455	961,526

		12,149,304

Household Products — 2.0%
Church & Dwight Co. Inc.	120,108	9,036,926
Clorox Co. (The)	60,848	9,240,986
Colgate-Palmolive Co.	236,609	17,393,128
Energizer Holdings Inc.	16,032	698,674
Kimberly-Clark Corp.	89,776	12,752,681
Procter & Gamble Co. (The)	678,193	84,353,645

		133,476,040

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.(b)	122,863	4,865,375

Industrial Conglomerates — 1.1%
3M Co.	141,976	23,340,854
Carlisle Companies Inc.	17,786	2,588,575
Honeywell International Inc.	174,090	29,456,028
Roper Technologies Inc.	50,405	17,974,423

		73,359,880

Insurance — 0.9%
Aon PLC	71,801	13,898,520
Arthur J Gallagher & Co.	60,482	5,417,373
Brown & Brown Inc.	113,537	4,094,144
Cincinnati Financial Corp.	35,101	4,095,234
Genworth Financial Inc., Class A(a)	108,902	479,169
Globe Life Inc.(a)	21,612	2,069,565
Hanover Insurance Group Inc. (The)	8,101	1,098,009
Kemper Corp.	12,972	1,011,167
Marsh & McLennan Companies Inc.	154,227	15,430,411
Mercury General Corp.	6,059	338,577
Primerica Inc.	20,496	2,607,706
Progressive Corp. (The)	150,465	11,623,421
Selective Insurance Group Inc.	18,709	1,406,730

		63,570,026

Interactive Media & Services — 8.5%
Alphabet Inc., Class A(a)	144,948	177,001,801
Alphabet Inc., Class C, NVS(a)	146,234	178,259,246
Facebook Inc., Class A(a)	1,164,164	207,314,325
TripAdvisor Inc.(a)	33,172	1,283,093
Twitter Inc.(a)	373,820	15,401,384
Yelp Inc.(a)	31,277	1,086,876

		580,346,725

Internet & Direct Marketing Retail — 5.6%
Amazon.com Inc.(a)	201,073	349,044,632
Booking Holdings Inc.(a)	9,876	19,382,736
eBay Inc.	145,502	5,671,668

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Etsy Inc.(a)(b)	46,215	$2,611,148
Expedia Group Inc.	41,808	5,619,413
GrubHub Inc.(a)(b)	35,001	1,967,406

		384,297,003

IT Services — 8.0%
Accenture PLC, Class A	141,827	27,280,423
Akamai Technologies Inc.(a)	79,777	7,290,022
Alliance Data Systems Corp.	19,895	2,549,146
Automatic Data Processing Inc.	209,992	33,896,909
Broadridge Financial Solutions Inc.	55,302	6,881,228
CoreLogic Inc.(a)(b)	38,566	1,784,449
Fidelity National Information Services Inc.	296,855	39,410,470
Fiserv Inc.(a)	276,659	28,659,106
FleetCor Technologies Inc.(a)	25,157	7,214,524
Gartner Inc.(a)(b)	43,461	6,214,488
Global Payments Inc.	145,194	23,085,846
Jack Henry & Associates Inc.	18,002	2,627,752
KBR Inc.	32,040	786,262
Leidos Holdings Inc.	65,648	5,637,850
LiveRamp Holdings Inc.(a)	33,156	1,424,382
Mastercard Inc., Class A	432,024	117,324,758
MAXIMUS Inc.	31,094	2,402,322
Paychex Inc.	96,300	7,970,751
PayPal Holdings Inc.(a)	569,410	58,985,182
Sabre Corp.	133,190	2,982,790
VeriSign Inc.(a)	50,408	9,508,461
Visa Inc., Class A(b)	835,707	143,749,961
Western Union Co. (The)	86,909	2,013,682
WEX Inc.(a)	20,943	4,231,952

		543,912,716

Leisure Products — 0.1%
Hasbro Inc.	32,182	3,819,681
Mattel Inc.(a)(b)	81,917	933,035

		4,752,716

Life Sciences Tools & Services — 1.7%
Agilent Technologies Inc.	79,655	6,103,963
Bio-Rad Laboratories Inc., Class A(a)	10,438	3,473,140
Bio-Techne Corp.	18,240	3,569,021
Charles River Laboratories International Inc.(a)	13,080	1,731,400
Illumina Inc.(a)	71,136	21,640,994
IQVIA Holdings Inc.(a)	64,588	9,648,155
Mettler-Toledo International Inc.(a)(b)	7,623	5,369,641
PerkinElmer Inc.(b)	28,067	2,390,466
PRA Health Sciences Inc.(a)(b)	30,422	3,018,775
Syneos Health Inc.(a)(b)	17,093	909,519
Thermo Fisher Scientific Inc.	193,796	56,446,961
Waters Corp.(a)	19,453	4,342,493

		118,644,528

Machinery — 0.9%
Crane Co.	14,490	1,168,329
Donaldson Co. Inc.	40,351	2,101,480
Flowserve Corp.	33,465	1,563,150
Graco Inc.	47,701	2,196,154
IDEX Corp.	36,772	6,026,195
Illinois Tool Works Inc.	57,182	8,948,411
Ingersoll-Rand PLC	116,903	14,403,619
ITT Inc.(b)	42,220	2,583,442
Kennametal Inc.	39,697	1,220,286
Lincoln Electric Holdings Inc.	15,809	1,371,589

47

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Nordson Corp.	10,942	$1,600,377
Toro Co. (The)	32,065	2,350,364
Wabtec Corp.(b)	40,314	2,896,964
Woodward Inc.	27,520	2,967,481
Xylem Inc./NY	87,016	6,928,214

		58,326,055

Marine — 0.0%
Kirby Corp.(a)	11,666	958,479

Media — 1.0%
AMC Networks Inc., Class A(a)	10,717	526,848
Cable One Inc.	1,507	1,890,833
Charter Communications Inc., Class A(a)(b)	33,598	13,846,408
Comcast Corp., Class A	1,009,615	45,513,444
Fox Corp., Class A, NVS	80,142	2,527,278
Fox Corp., Class B(a)	36,081	1,137,995
John Wiley & Sons Inc., Class A	13,958	613,314
New York Times Co. (The), Class A	68,289	1,944,870

		68,000,990

Metals & Mining — 0.1%
Allegheny Technologies Inc.(a)(b)	60,755	1,230,289
Freeport-McMoRan Inc.	315,170	3,016,177
Royal Gold Inc.	20,305	2,501,779

		6,748,245

Multi-Utilities — 0.6%
Ameren Corp.	119,037	9,528,912
Black Hills Corp.	29,655	2,275,428
CMS Energy Corp.	76,702	4,905,093
Dominion Energy Inc.	186,753	15,134,463
NorthWestern Corp.	13,990	1,049,950
WEC Energy Group Inc.	73,414	6,981,671

		39,875,517

Multiline Retail — 0.3%
Dollar General Corp.	124,398	19,771,818
Macy’s Inc.	62,455	970,551
Nordstrom Inc.	25,540	859,932
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	25,111	1,472,509

		23,074,810

Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.(b)	31,383	232,234
Apache Corp.	181,442	4,644,915
Cabot Oil & Gas Corp.	141,577	2,487,508
Chesapeake Energy Corp.(a)(b)	248,797	350,804
Cimarex Energy Co.	27,682	1,327,075
CNX Resources Corp.(a)(b)	89,350	648,681
Concho Resources Inc.	53,853	3,656,619
ConocoPhillips	537,213	30,610,397
Devon Energy Corp.	196,296	4,722,882
Diamondback Energy Inc.	79,180	7,119,074
Equitrans Midstream Corp.	98,288	1,430,090
Exxon Mobil Corp.	1,146,597	80,961,214
Hess Corp.	68,011	4,113,305
HollyFrontier Corp.	73,271	3,930,256
Marathon Oil Corp.	389,087	4,774,097
Matador Resources Co.(a)(b)	32,118	530,911
Murphy Oil Corp.	74,589	1,649,163
Occidental Petroleum Corp.	432,851	19,248,884
ONEOK Inc.	114,380	8,428,662
PBF Energy Inc., Class A	22,684	616,778

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.(a)(b)	129,363	$249,671

		181,733,220

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	25,899	636,597

Personal Products — 0.2%
Edgewell Personal Care Co.(a)	12,814	416,327
Estee Lauder Companies Inc. (The), Class A	72,476	14,419,100

		14,835,427

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	403,702	20,471,729
Catalent Inc.(a)	40,314	1,921,365
Eli Lilly & Co.	411,124	45,975,997
Johnson & Johnson	753,507	97,488,736
Merck & Co. Inc.	1,239,002	104,299,188
Pfizer Inc.	2,676,554	96,168,585
Zoetis Inc.	127,104	15,835,887

		382,161,487

Professional Services — 0.5%
ASGN Inc.(a)(b)	25,475	1,601,358
Equifax Inc.	35,599	5,007,711
IHS Markit Ltd.(a)	193,770	12,959,338
Insperity Inc.	18,388	1,813,425
Robert Half International Inc.	25,774	1,434,581
Verisk Analytics Inc.	54,592	8,633,179

		31,449,592

Road & Rail — 1.6%
CSX Corp.	386,249	26,755,468
Genesee & Wyoming Inc., Class A(a)	13,997	1,546,809
JB Hunt Transport Services Inc.	27,694	3,064,341
Kansas City Southern	21,695	2,885,652
Landstar System Inc.(b)	12,120	1,364,470
Norfolk Southern Corp.	87,884	15,789,240
Old Dominion Freight Line Inc.	20,753	3,527,387
Union Pacific Corp.	340,932	55,224,165

		110,157,532

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices Inc.(a)(b)	524,900	15,216,851
Analog Devices Inc.	96,490	10,780,828
Broadcom Inc.	192,634	53,180,468
Cree Inc.(a)(b)	50,656	2,482,144
Cypress Semiconductor Corp.	178,330	4,162,222
Intel Corp.	1,436,306	74,012,848
KLA Corp.	42,387	6,758,607
Maxim Integrated Products Inc.	79,483	4,602,861
Microchip Technology Inc.	58,772	5,460,507
Monolithic Power Systems Inc.	19,239	2,994,166
NVIDIA Corp.	156,193	27,188,515
QUALCOMM Inc.	305,903	23,334,281
Semtech Corp.(a)(b)	31,933	1,552,263
Silicon Laboratories Inc.(a)(b)	20,963	2,334,230
Skyworks Solutions Inc.	50,869	4,031,368
Synaptics Inc.(a)(b)	9,329	372,694
Teradyne Inc.	50,987	2,952,657
Texas Instruments Inc.	298,182	38,537,042
Universal Display Corp.	13,547	2,274,541
Versum Materials Inc.	36,544	1,934,274
Xilinx Inc.	122,239	11,722,720

		295,886,087

48

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 11.3%
ACI Worldwide Inc.(a)(b)	53,768	$1,684,283
Adobe Inc.(a)	234,911	64,894,164
ANSYS Inc.(a)(b)	40,881	9,049,418
Autodesk Inc.(a)	106,262	15,694,897
Blackbaud Inc.	14,655	1,323,933
Cadence Design Systems Inc.(a)	79,781	5,271,928
CDK Global Inc.	24,519	1,179,119
Citrix Systems Inc.	59,544	5,747,187
CommVault Systems Inc.(a)(b)	18,865	843,454
Fair Isaac Corp.(a)	13,983	4,244,120
Fortinet Inc.(a)	68,924	5,290,606
Intuit Inc.	125,854	33,469,613
j2 Global Inc.	22,637	2,055,892
Manhattan Associates Inc.(a)(b)	21,848	1,762,478
Microsoft Corp.	3,694,885	513,699,862
Oracle Corp.	532,702	29,314,591
PTC Inc.(a)	50,329	3,431,431
salesforce.com Inc.(a)	424,392	62,996,749
Synopsys Inc.(a)	41,327	5,672,131
Teradata Corp.(a)(b)	55,015	1,705,465
Tyler Technologies Inc.(a)	18,572	4,875,150

		774,206,471

Specialty Retail — 2.6%
Aaron’s Inc.	17,561	1,128,470
Advance Auto Parts Inc.(b)	22,444	3,712,238
AutoZone Inc.(a)	11,904	12,911,316
CarMax Inc.(a)(b)	36,245	3,189,560
Five Below Inc.(a)	26,937	3,396,756
Foot Locker Inc.	27,021	1,166,226
Home Depot Inc. (The)	243,781	56,562,068
Lowe’s Companies Inc.	171,797	18,890,798
O’Reilly Automotive Inc.(a)	36,985	14,738,892
Ross Stores Inc.	100,594	11,050,251
Sally Beauty Holdings Inc.(a)	36,607	545,078
Tiffany & Co.	23,676	2,193,108
TJX Companies Inc. (The)	585,019	32,608,959
Tractor Supply Co.	57,666	5,215,313
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	28,579	7,163,326
Urban Outfitters Inc.(a)(b)	33,331	936,268
Williams-Sonoma Inc.	20,110	1,367,078

		176,775,705

Technology Hardware, Storage & Peripherals — 0.1%
NetApp Inc.	115,540	6,067,005
Seagate Technology PLC	73,586	3,958,191

		10,025,196

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	11,317	1,032,224
Deckers Outdoor Corp.(a)	14,251	2,100,027
Hanesbrands Inc.	76,876	1,177,740
NIKE Inc., Class B	308,955	29,017,054
Tapestry Inc.	93,967	2,447,840
Under Armour Inc., Class A(a)(b)	58,928	1,175,024
Under Armour Inc., Class C, NVS(a)(b)	60,459	1,096,122
VF Corp.	158,310	14,088,007

		52,134,038

Thrifts & Mortgage Finance — 0.0%
LendingTree Inc.(a)	3,598	1,116,927

Security	Shares	Value

Tobacco — 0.4%
Philip Morris International Inc.	383,976	$29,155,298

Trading Companies & Distributors — 0.3%
Fastenal Co.	277,958	9,080,888
GATX Corp.	8,039	623,264
MSC Industrial Direct Co. Inc., Class A	11,615	842,436
NOW Inc.(a)(b)	23,602	270,715
United Rentals Inc.(a)(b)	19,723	2,458,275
WW Grainger Inc.	21,391	6,356,335

		19,631,913

Water Utilities — 0.1%
American Water Works Co. Inc.	55,058	6,839,855
Aqua America Inc.	48,768	2,186,270

		9,026,125

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc.(a)	38,410	3,025,556

Total Common Stocks — 99.8% (Cost: $5,692,306,411)		6,817,246,031

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.11%(c)(d)(e)	163,442,164	163,523,885
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.85%(c)(d)	8,759,000	8,759,000

		172,282,885

Total Short-Term Investments — 2.5% (Cost: $172,250,803)		172,282,885

Total Investments in Securities — 102.3% (Cost: $5,864,557,214)		6,989,528,916

Other Assets, Less Liabilities — (2.3)%		(157,743,714)

Net Assets — 100.0%		$6,831,785,202

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

49

Schedule of Investments (unaudited) September 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Arconic Inc.(a)	189,356	$4,923,256
General Dynamics Corp.	113,684	20,773,477
Huntington Ingalls Industries Inc.	20,116	4,260,368
L3Harris Technologies Inc.	52,388	10,930,232
Lockheed Martin Corp.	48,297	18,838,728
Northrop Grumman Corp.	76,459	28,656,069
Raytheon Co.	77,130	15,132,135
Teledyne Technologies Inc.(b)	9,001	2,898,232
Textron Inc.(a)	111,817	5,474,560
United Technologies Corp.	204,939	27,978,272

		139,865,329

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	66,509	5,638,633
FedEx Corp.	63,858	9,295,809
United Parcel Service Inc., Class B	169,650	20,327,463
XPO Logistics Inc.(a)(b)	25,720	1,840,780

		37,102,685

Airlines — 0.8%
Alaska Air Group Inc.	60,223	3,909,075
American Airlines Group Inc.	192,995	5,205,075
Delta Air Lines Inc.	281,171	16,195,450
JetBlue Airways Corp.(a)(b)	143,950	2,411,162
Southwest Airlines Co.	235,055	12,695,321
United Airlines Holdings Inc.(b)	106,880	9,449,261

		49,865,344

Auto Components — 0.2%
Adient PLC	41,522	953,345
Aptiv PLC	48,692	4,256,655
BorgWarner Inc.	100,605	3,690,191
Dana Inc.	67,978	981,602
Delphi Technologies PLC	43,643	584,816
Gentex Corp.	33,705	928,067
Goodyear Tire & Rubber Co. (The)	111,599	1,607,584
Visteon Corp.(b)	13,361	1,102,817

		14,105,077

Automobiles — 0.7%
Ford Motor Co.	1,904,182	17,442,307
General Motors Co.	610,464	22,880,191
Harley-Davidson Inc.	77,021	2,770,445
Thor Industries Inc.	25,229	1,428,971

		44,521,914

Banks — 10.8%
Associated Banc-Corp.	78,704	1,593,756
BancorpSouth Bank	22,413	663,649
Bank of America Corp.	4,070,484	118,736,018
Bank of Hawaii Corp.	10,477	900,289
Bank OZK	58,312	1,590,168
BB&T Corp.	372,270	19,868,050
Cathay General Bancorp	37,774	1,312,080
Citigroup Inc.	1,097,638	75,824,833
Citizens Financial Group Inc.	218,549	7,730,078
Comerica Inc.	39,191	2,586,214
Commerce Bancshares Inc.	16,986	1,030,201
Cullen/Frost Bankers Inc.	27,867	2,467,623
East West Bancorp. Inc.	34,910	1,546,164
Fifth Third Bancorp	357,087	9,777,042
First Horizon National Corp.	153,649	2,489,114

Security	Shares	Value

Banks (continued)
FNB Corp.	84,050	$969,096
Fulton Financial Corp.	83,480	1,350,706
Hancock Whitney Corp.	41,450	1,587,328
Home BancShares Inc./AR	41,484	779,692
Huntington Bancshares Inc./OH	507,532	7,242,482
International Bancshares Corp.	26,143	1,009,643
JPMorgan Chase & Co.	1,553,607	182,844,008
KeyCorp.	487,675	8,700,122
M&T Bank Corp.	65,336	10,321,128
PacWest Bancorp	57,797	2,100,343
People’s United Financial Inc.	193,168	3,020,182
Pinnacle Financial Partners Inc.	35,364	2,006,907
PNC Financial Services Group Inc. (The)	216,345	30,322,915
Prosperity Bancshares Inc.	32,157	2,271,249
Regions Financial Corp.	484,804	7,669,599
Signature Bank/New York NY	10,628	1,267,070
Sterling Bancorp./DE	49,988	1,002,759
SunTrust Banks Inc.	215,707	14,840,642
Synovus Financial Corp.	74,982	2,681,356
TCF Financial Corp.	75,480	2,873,524
Texas Capital Bancshares Inc.(b)	24,421	1,334,608
Trustmark Corp.	30,841	1,051,986
Umpqua Holdings Corp.	107,714	1,772,972
United Bankshares Inc./WV	48,806	1,848,283
Valley National Bancorp	162,740	1,768,984
Webster Financial Corp.	44,282	2,075,497
Wells Fargo & Co.	1,948,186	98,266,502
Wintrust Financial Corp.	27,251	1,761,232
Zions Bancorp. N.A.	85,980	3,827,830

		646,683,924

Beverages — 1.5%
Coca-Cola Co. (The)	897,546	48,862,404
Molson Coors Brewing Co., Class B	90,700	5,215,250
PepsiCo Inc.	264,943	36,323,686

		90,401,340

Biotechnology — 2.0%
AbbVie Inc.	344,823	26,109,998
Amgen Inc.	99,076	19,172,197
Biogen Inc.(b)	41,476	9,656,442
Celgene Corp.(b)	182,518	18,124,037
Exelixis Inc.(b)	70,669	1,249,781
Gilead Sciences Inc.	615,356	39,001,263
Incyte Corp.(b)	44,522	3,304,868
Regeneron Pharmaceuticals Inc.(b)	15,694	4,353,516
United Therapeutics Corp.(b)	20,903	1,667,014

		122,639,116

Building Products — 0.6%
Allegion PLC	22,093	2,289,940
AO Smith Corp.	68,526	3,269,376
Fortune Brands Home & Security Inc.	67,296	3,681,091
Johnson Controls International PLC	386,625	16,968,971
Masco Corp.	75,314	3,139,088
Owens Corning	53,186	3,361,355
Resideo Technologies Inc.(a)(b)	60,549	868,878
Trex Co. Inc.(a)(b)	9,951	904,844

		34,483,543

Capital Markets — 3.6%
Affiliated Managers Group Inc.	25,272	2,106,421
Ameriprise Financial Inc.	29,250	4,302,675

50

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The)	416,801	$18,843,573
BlackRock Inc.(c)	57,076	25,435,349
Charles Schwab Corp. (The)	271,328	11,349,650
CME Group Inc.	173,996	36,772,315
E*TRADE Financial Corp.	48,505	2,119,183
Eaton Vance Corp., NVS	21,172	951,258
Evercore Inc., Class A	10,957	877,656
Federated Investors Inc., Class B	24,916	807,528
Franklin Resources Inc.	137,873	3,979,015
Goldman Sachs Group Inc. (The)	157,241	32,585,052
Interactive Brokers Group Inc., Class A	11,133	598,733
Invesco Ltd.	187,179	3,170,812
Janus Henderson Group PLC	76,746	1,723,715
Legg Mason Inc.	39,620	1,513,088
Moody’s Corp.	40,316	8,257,926
Morgan Stanley	610,320	26,042,354
Nasdaq Inc.	17,092	1,698,090
Northern Trust Corp.	49,386	4,608,702
Raymond James Financial Inc.	60,043	4,951,146
SEI Investments Co.	27,481	1,628,387
State Street Corp.	180,529	10,685,511
Stifel Financial Corp.	34,565	1,983,340
T Rowe Price Group Inc.	57,517	6,571,317

		213,562,796

Chemicals — 2.2%
Albemarle Corp.	51,305	3,566,724
Ashland Global Holdings Inc.	29,405	2,265,655
Cabot Corp.	12,737	577,241
Celanese Corp.	28,263	3,456,282
CF Industries Holdings Inc.	61,249	3,013,451
Corteva Inc.(b)	363,214	10,169,992
Dow Inc.(b)	362,426	17,269,599
DuPont de Nemours Inc.	363,076	25,890,950
Eastman Chemical Co.	31,110	2,296,851
FMC Corp.	35,926	3,149,992
Ingevity Corp.(b)	8,612	730,642
International Flavors & Fragrances Inc.	52,194	6,403,682
Linde PLC	86,673	16,790,294
LyondellBasell Industries NV, Class A	125,423	11,221,596
Minerals Technologies Inc.	16,702	886,709
Mosaic Co. (The)	90,263	1,850,391
NewMarket Corp.	1,232	581,615
Olin Corp.	80,612	1,509,057
PolyOne Corp.	37,474	1,223,526
PPG Industries Inc.	61,754	7,318,466
Scotts Miracle-Gro Co. (The)	6,676	679,750
Sensient Technologies Corp.	10,593	727,209
Sherwin-Williams Co. (The)(a)	15,248	8,384,418
Valvoline Inc.	54,148	1,192,880

		131,156,972

Commercial Services & Supplies — 0.3%
Brink’s Co. (The)	11,033	915,187
Clean Harbors Inc.(b)	10,370	800,564
Copart Inc.(b)	31,645	2,542,043
Deluxe Corp.	21,759	1,069,672
Healthcare Services Group Inc.	15,406	374,212
Herman Miller Inc.	29,074	1,340,021
HNI Corp.	20,770	737,335
KAR Auction Services Inc.	19,569	480,419

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services Inc.	58,628	$5,074,253
Stericycle Inc.(b)	44,307	2,256,556
Tetra Tech Inc.	13,580	1,178,201

		16,768,463

Communications Equipment — 0.1%
InterDigital Inc.	6,453	338,589
Juniper Networks Inc.	168,018	4,158,445
Lumentum Holdings Inc.(b)	17,963	962,098
NetScout Systems Inc.(b)	33,186	765,269
Plantronics Inc.	6,565	245,006
ViaSat Inc.(a)(b)	14,165	1,066,908

		7,536,315

Construction & Engineering — 0.3%
AECOM(b)	76,141	2,859,856
Dycom Industries Inc.(b)	15,732	803,119
EMCOR Group Inc.	27,294	2,350,559
Fluor Corp.	67,191	1,285,364
Granite Construction Inc.	22,132	711,101
Jacobs Engineering Group Inc.	66,237	6,060,686
MasTec Inc.(a)(b)	29,937	1,943,809
Quanta Services Inc.	69,228	2,616,818
Valmont Industries Inc.	10,404	1,440,330

		20,071,642

Construction Materials — 0.2%
Eagle Materials Inc.	10,692	962,387
Martin Marietta Materials Inc.(a)	13,057	3,578,924
Vulcan Materials Co.	33,451	5,059,129

		9,600,440

Consumer Finance — 0.9%
American Express Co.	165,277	19,548,964
Capital One Financial Corp.	228,530	20,791,659
Discover Financial Services	54,120	4,388,591
Navient Corp.	98,551	1,261,453
Synchrony Financial	298,360	10,171,092

		56,161,759

Containers & Packaging — 0.6%
Amcor PLC(b)	399,462	3,894,754
AptarGroup Inc.	13,889	1,645,152
Avery Dennison Corp.	22,350	2,538,290
Ball Corp.	53,338	3,883,540
Greif Inc., Class A, NVS	6,785	257,084
International Paper Co.	191,896	8,025,091
Owens-Illinois Inc.	75,226	772,571
Packaging Corp. of America	45,595	4,837,629
Sealed Air Corp.	75,375	3,128,816
Silgan Holdings Inc.	38,423	1,154,035
Sonoco Products Co.	48,230	2,807,468
Westrock Co.	124,876	4,551,730

		37,496,160

Distributors — 0.2%
Genuine Parts Co.	70,675	7,038,523
LKQ Corp.(b)	151,562	4,766,625

		11,805,148

Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	2,135	1,416,466
H&R Block Inc.	37,034	874,743
Sotheby’s(b)	8,581	488,945

		2,780,154

51

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 1.8%
Berkshire Hathaway Inc., Class B(b)	495,429	$103,059,141
Jefferies Financial Group Inc.	122,588	2,255,619

		105,314,760

Diversified Telecommunication Services — 2.3%
AT&T Inc.	3,550,356	134,345,471
CenturyLink Inc.	479,873	5,988,815

		140,334,286

Electric Utilities — 3.2%
ALLETE Inc.	24,910	2,177,383
Alliant Energy Corp.	49,159	2,651,145
American Electric Power Co. Inc.	239,925	22,478,573
Duke Energy Corp.	354,016	33,935,974
Edison International	173,995	13,122,703
Entergy Corp.	96,604	11,337,446
Evergy Inc.	115,100	7,661,056
Eversource Energy	69,925	5,976,490
Exelon Corp.	472,081	22,806,233
FirstEnergy Corp.	262,371	12,654,153
Hawaiian Electric Industries Inc.	26,735	1,219,383
IDACORP Inc.	10,284	1,158,698
OGE Energy Corp.	42,398	1,924,021
PNM Resources Inc.	38,818	2,021,641
PPL Corp.	350,934	11,050,912
Southern Co. (The)	507,863	31,370,698
Xcel Energy Inc.	140,983	9,148,387

		192,694,896

Electrical Equipment — 0.7%
Acuity Brands Inc.	19,361	2,609,669
Eaton Corp. PLC	106,410	8,847,992
Emerson Electric Co.	298,873	19,982,649
EnerSys(a)	6,747	444,897
Hubbell Inc.	10,325	1,356,705
nVent Electric PLC	77,386	1,705,587
Regal Beloit Corp.	10,021	730,030
Rockwell Automation Inc.	28,822	4,749,866

		40,427,395

Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	89,586	8,645,049
Arrow Electronics Inc.(b)	41,050	3,061,509
Avnet Inc.	50,345	2,239,597
Belden Inc.	18,945	1,010,526
CDW Corp./DE	41,033	5,056,907
Cognex Corp.	42,220	2,074,269
Coherent Inc.(a)(b)	11,893	1,828,192
Corning Inc.	379,693	10,828,844
FLIR Systems Inc.	66,021	3,472,044
II-VI Inc.(b)	42,087	1,481,883
IPG Photonics Corp.(b)	17,104	2,319,303
Jabil Inc.	67,010	2,396,948
SYNNEX Corp.	20,291	2,290,854
TE Connectivity Ltd.	163,510	15,235,862
Tech Data Corp.(b)	17,613	1,835,979
Vishay Intertechnology Inc.	64,931	1,099,282

		64,877,048

Energy Equipment & Services — 0.9%
Apergy Corp.(b)	18,805	508,675
Baker Hughes a GE Co.	315,321	7,315,447
Core Laboratories NV	9,171	427,552
Halliburton Co.	422,727	7,968,404

Security	Shares	Value

Energy Equipment & Services (continued)
Helmerich & Payne Inc.	53,903	$2,159,893
National Oilwell Varco Inc.	186,687	3,957,765
Oceaneering International Inc.(b)	46,615	631,633
Patterson-UTI Energy Inc.	103,201	882,369
Schlumberger Ltd.	671,984	22,961,693
TechnipFMC PLC	204,135	4,927,819
Transocean Ltd.(b)	151,807	678,577

		52,419,827

Entertainment — 1.4%
Activision Blizzard Inc.	372,686	19,722,543
Cinemark Holdings Inc.	27,968	1,080,683
Electronic Arts Inc.(b)	74,769	7,313,904
Viacom Inc., Class B, NVS	171,119	4,111,990
Walt Disney Co. (The)	385,116	50,188,317

		82,417,437

Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexander & Baldwin Inc.	32,012	784,614
Alexandria Real Estate Equities Inc.	55,446	8,540,902
AvalonBay Communities Inc.	21,544	4,639,070
Boston Properties Inc.	33,028	4,282,411
Brixmor Property Group Inc.	72,937	1,479,892
Camden Property Trust	19,093	2,119,514
CoreCivic Inc.	29,624	511,903
CoreSite Realty Corp.	7,227	880,610
Corporate Office Properties Trust	53,308	1,587,512
Cousins Properties Inc.	35,129	1,320,499
Crown Castle International Corp.	119,183	16,567,629
Digital Realty Trust Inc.	44,570	5,785,632
Douglas Emmett Inc.	38,239	1,637,776
Duke Realty Corp.	57,859	1,965,470
EPR Properties	12,372	950,912
Equinix Inc.	16,585	9,566,228
Equity Residential	54,528	4,703,585
Essex Property Trust Inc.	8,245	2,693,229
Extra Space Storage Inc.	21,149	2,470,626
Federal Realty Investment Trust	17,724	2,412,945
First Industrial Realty Trust Inc.	22,194	877,995
GEO Group Inc. (The)	33,496	580,821
Healthcare Realty Trust Inc.	26,221	878,404
Highwoods Properties Inc.	25,496	1,145,790
Host Hotels & Resorts Inc.	189,070	3,269,020
Iron Mountain Inc.	139,693	4,524,656
JBG SMITH Properties	17,455	684,411
Kilroy Realty Corp.	45,411	3,537,063
Kimco Realty Corp.	206,014	4,301,572
Lamar Advertising Co., Class A	16,973	1,390,598
Liberty Property Trust	32,785	1,682,854
Macerich Co. (The)	51,519	1,627,485
Mack-Cali Realty Corp.	15,324	331,918
Mid-America Apartment Communities Inc.	24,298	3,158,983
Park Hotels & Resorts Inc.	51,115	1,276,342
Pebblebrook Hotel Trust	33,764	939,315
PotlatchDeltic Corp.	33,228	1,365,172
Prologis Inc.	306,653	26,132,969
PS Business Parks Inc.	4,133	751,999
Rayonier Inc.	25,133	708,751
Realty Income Corp.	41,130	3,153,848
Regency Centers Corp.	44,641	3,102,103
Sabra Health Care REIT Inc.	91,844	2,108,738

52

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.(a)	23,003	$5,547,174
Senior Housing Properties Trust	116,193	1,075,366
Service Properties Trust	80,039	2,064,206
Simon Property Group Inc.	49,342	7,680,082
SL Green Realty Corp.	40,043	3,273,515
Spirit Realty Capital Inc.	18,181	870,143
Tanger Factory Outlet Centers Inc.	26,330	407,588
Taubman Centers Inc.	11,992	489,633
UDR Inc.	64,418	3,122,985
Urban Edge Properties	28,951	572,940
Ventas Inc.	181,034	13,220,913
Vornado Realty Trust	37,932	2,415,130
Weingarten Realty Investors	23,321	679,341
Weyerhaeuser Co.	361,969	10,026,541

		193,877,323

Food & Staples Retailing — 3.1%
Casey’s General Stores Inc.	17,869	2,879,768
Costco Wholesale Corp.	213,691	61,566,514
Kroger Co. (The)	390,134	10,057,655
Sprouts Farmers Market Inc.(b)	59,047	1,141,969
Sysco Corp.	92,821	7,369,987
Walgreens Boots Alliance Inc.	368,611	20,387,874
Walmart Inc.	690,998	82,007,643

		185,411,410

Food Products — 1.9%
Archer-Daniels-Midland Co.	270,934	11,127,259
Campbell Soup Co.	82,442	3,868,179
Conagra Brands Inc.	235,042	7,211,089
Flowers Foods Inc.	43,583	1,008,075
General Mills Inc.	293,229	16,162,782
Hain Celestial Group Inc. (The)(b)	42,122	904,570
Hershey Co. (The)	28,403	4,402,181
Ingredion Inc.	32,101	2,623,936
JM Smucker Co. (The)	54,981	6,049,010
Kraft Heinz Co. (The)	300,972	8,407,653
Mondelez International Inc., Class A	700,724	38,764,052
Pilgrim’s Pride Corp.(a)(b)	25,589	819,999
Sanderson Farms Inc.	9,541	1,443,839
TreeHouse Foods Inc.(a)(b)	27,588	1,529,755
Tyson Foods Inc., Class A	143,181	12,333,611

		116,655,990

Gas Utilities — 0.2%
Atmos Energy Corp.	23,146	2,636,098
New Jersey Resources Corp.	43,154	1,951,424
ONE Gas Inc.	12,038	1,156,972
Southwest Gas Holdings Inc.	26,224	2,387,433
Spire Inc.	13,653	1,191,088

		9,323,015

Health Care Equipment & Supplies — 1.2%
Align Technology Inc.(a)(b)	17,168	3,106,035
Baxter International Inc.	141,402	12,368,433
Becton Dickinson and Co.	48,528	12,275,643
Cantel Medical Corp.(a)	9,581	716,659
Cooper Companies Inc. (The)	13,663	4,057,911
Danaher Corp.	136,500	19,714,695
DENTSPLY SIRONA Inc.	109,591	5,842,296
Hologic Inc.(a)(b)	59,047	2,981,283
Stryker Corp.	63,925	13,826,977

		74,889,932

Security	Shares	Value

Health Care Providers & Services — 4.0%
Acadia Healthcare Co. Inc.(a)(b)	43,580	$1,354,466
AmerisourceBergen Corp.	73,887	6,083,117
Anthem Inc.	124,301	29,844,670
Cardinal Health Inc.	143,849	6,788,234
Centene Corp.(b)	199,936	8,649,231
Cigna Corp.(b)	78,933	11,981,240
Covetrus Inc.(a)(b)	25,180	299,390
CVS Health Corp.	631,897	39,853,744
Henry Schein Inc.(a)(b)	40,184	2,551,684
Laboratory Corp. of America Holdings(a)(b)	47,656	8,006,208
McKesson Corp.	89,840	12,277,534
MEDNAX Inc.(b)	42,343	957,799
Patterson Companies Inc.	39,192	698,402
Quest Diagnostics Inc.	65,043	6,961,552
Tenet Healthcare Corp.(b)	27,809	615,135
UnitedHealth Group Inc.	460,462	100,067,602
Universal Health Services Inc., Class B	17,218	2,561,178

		239,551,186

Health Care Technology — 0.0%
Allscripts Healthcare Solutions Inc.(b)	82,072	901,151
Medidata Solutions Inc.(b)	12,203	1,116,574

		2,017,725

Hotels, Restaurants & Leisure — 1.4%
Boyd Gaming Corp.	37,612	900,807
Caesars Entertainment Corp.(a)(b)	271,670	3,167,672
Carnival Corp.	193,668	8,465,228
Cheesecake Factory Inc. (The)	10,083	420,259
Cracker Barrel Old Country Store Inc.	5,433	883,678
Darden Restaurants Inc.	17,853	2,110,582
Dunkin’ Brands Group Inc.	16,621	1,319,043
International Speedway Corp., Class A	6,132	276,001
Jack in the Box Inc.	4,473	407,580
Marriott International Inc./MD, Class A	79,692	9,911,294
Marriott Vacations Worldwide Corp.	18,966	1,965,067
MGM Resorts International	254,883	7,065,357
Norwegian Cruise Line Holdings Ltd.(b)	104,616	5,415,970
Papa John’s International Inc.	5,086	266,252
Penn National Gaming Inc.(b)	21,164	394,180
Royal Caribbean Cruises Ltd.	83,160	9,008,723
Six Flags Entertainment Corp.	18,827	956,223
Starbucks Corp.	284,987	25,198,551
Texas Roadhouse Inc.	10,964	575,829
Wyndham Destinations Inc.	15,995	736,090
Wynn Resorts Ltd.	47,049	5,115,167

		84,559,553

Household Durables — 0.7%
DR Horton Inc.	164,314	8,660,991
Garmin Ltd.	26,839	2,272,995
KB Home	40,163	1,365,542
Leggett & Platt Inc.	63,071	2,582,127
Lennar Corp., Class A	137,988	7,706,630
Mohawk Industries Inc.(b)	29,098	3,610,189
Newell Brands Inc.	90,080	1,686,298
NVR Inc.(b)	642	2,386,539
PulteGroup Inc.	123,012	4,496,088
Tempur Sealy International Inc.(b)	9,672	746,678
Toll Brothers Inc.	62,772	2,576,790
TRI Pointe Group Inc.(a)(b)	70,393	1,058,711

53

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Whirlpool Corp.	30,711	$4,863,394

		44,012,972

Household Products — 1.5%
Colgate-Palmolive Co.	178,880	13,149,469
Energizer Holdings Inc.	14,988	653,177
Kimberly-Clark Corp.	76,740	10,900,917
Procter & Gamble Co. (The)	535,036	66,547,777
Spectrum Brands Holdings Inc.	3,065	161,571

		91,412,911

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	321,014	5,245,369

Industrial Conglomerates — 1.5%
3M Co.	136,967	22,517,375
Carlisle Companies Inc.	9,823	1,429,639
General Electric Co.	4,240,354	37,908,765
Honeywell International Inc.	174,799	29,575,991

		91,431,770

Insurance — 4.6%
Aflac Inc.	359,743	18,821,754
Alleghany Corp.(b)	6,995	5,580,331
Allstate Corp. (The)	159,951	17,383,475
American Financial Group Inc./OH	32,395	3,493,801
American International Group Inc.	422,675	23,542,997
Aon PLC	42,395	8,206,400
Arthur J Gallagher & Co.	29,576	2,649,122
Assurant Inc.	29,687	3,735,218
Brighthouse Financial Inc.(b)	54,132	2,190,722
Chubb Ltd.	221,437	35,748,789
Cincinnati Financial Corp.	38,347	4,473,944
CNO Financial Group Inc.	76,736	1,214,731
Everest Re Group Ltd.	19,716	5,246,230
First American Financial Corp.	54,203	3,198,519
Genworth Financial Inc., Class A(b)	132,037	580,963
Globe Life Inc.(b)	26,809	2,567,230
Hanover Insurance Group Inc. (The)	11,212	1,519,674
Hartford Financial Services Group Inc. (The)	174,852	10,597,780
Kemper Corp.	17,005	1,325,540
Lincoln National Corp.	97,274	5,867,568
Loews Corp.	127,118	6,544,035
Marsh & McLennan Companies Inc.	91,512	9,155,776
Mercury General Corp.	6,943	387,975
MetLife Inc.	386,758	18,239,507
Old Republic International Corp.	137,574	3,242,619
Principal Financial Group Inc.	126,056	7,202,840
Progressive Corp. (The)	132,778	10,257,100
Prudential Financial Inc.	195,328	17,569,754
Reinsurance Group of America Inc.	30,470	4,871,544
RenaissanceRe Holdings Ltd.	21,336	4,127,449
Selective Insurance Group Inc.	10,142	762,577
Travelers Companies Inc. (The)	126,520	18,812,259
Unum Group	101,375	3,012,865
Willis Towers Watson PLC	62,631	12,085,904
WR Berkley Corp.	70,383	5,083,764

		279,300,756

Interactive Media & Services — 0.0%
TripAdvisor Inc.(b)	16,281	629,749

Internet & Direct Marketing Retail — 0.6%
Booking Holdings Inc.(b)	10,739	21,076,469

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
eBay Inc.	238,957	$9,314,544
Etsy Inc.(a)(b)	12,366	698,679
Expedia Group Inc.	25,415	3,416,030
GrubHub Inc.(a)(b)	9,202	517,244

		35,022,966

IT Services — 2.3%
Accenture PLC, Class A	167,168	32,154,765
CACI International Inc., Class A(b)	11,956	2,764,945
Cognizant Technology Solutions Corp., Class A	268,351	16,172,173
DXC Technology Co.	127,282	3,754,819
FleetCor Technologies Inc.(b)	16,776	4,811,021
International Business Machines Corp.	430,436	62,594,003
Jack Henry & Associates Inc.	19,524	2,849,918
KBR Inc.	35,857	879,931
Paychex Inc.	58,879	4,873,415
Perspecta Inc.	68,807	1,797,239
Science Applications International Corp.	23,826	2,081,201
Western Union Co. (The)	121,968	2,825,998

		137,559,428

Leisure Products — 0.1%
Brunswick Corp./DE	41,894	2,183,515
Hasbro Inc.	24,319	2,886,422
Mattel Inc.(a)(b)	83,607	952,284
Polaris Inc.	27,696	2,437,525

		8,459,746

Life Sciences Tools & Services — 0.3%
Agilent Technologies Inc.	70,673	5,415,672
Charles River Laboratories International Inc.(b)	10,294	1,362,617
IQVIA Holdings Inc.(b)	24,050	3,592,589
Mettler-Toledo International Inc.(a)(b)	4,286	3,019,058
PerkinElmer Inc.(a)	25,752	2,193,298
Syneos Health Inc.(b)	12,387	659,112
Waters Corp.(b)	12,972	2,895,740

		19,138,086

Machinery — 2.8%
AGCO Corp.(a)	31,196	2,361,537
Caterpillar Inc.	273,350	34,526,838
Colfax Corp.(a)(b)	40,843	1,186,898
Crane Co.	9,941	801,543
Cummins Inc.	76,668	12,471,584
Deere & Co.	152,987	25,805,847
Donaldson Co. Inc.	21,221	1,105,190
Dover Corp.	70,310	7,000,064
Flowserve Corp.	29,619	1,383,503
Fortive Corp.	142,675	9,781,798
Graco Inc.	33,102	1,524,016
Illinois Tool Works Inc.	85,814	13,429,033
Lincoln Electric Holdings Inc.	14,378	1,247,435
Nordson Corp.	14,376	2,102,634
Oshkosh Corp.	33,771	2,559,842
PACCAR Inc.	168,297	11,782,473
Parker-Hannifin Corp.	62,784	11,339,418
Pentair PLC	82,142	3,104,968
Snap-on Inc.	26,784	4,192,767
Stanley Black & Decker Inc.	74,180	10,712,334
Terex Corp.	30,621	795,227
Timken Co. (The)	32,616	1,419,122
Toro Co. (The)	20,125	1,475,162
Trinity Industries Inc.	50,007	984,138

54

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Wabtec Corp.	47,584	$3,419,386

		166,512,757

Marine — 0.0%
Kirby Corp.(b)	16,108	1,323,433

Media — 1.9%
AMC Networks Inc., Class A(b)	10,803	531,075
Cable One Inc.	918	1,151,815
CBS Corp., Class B, NVS	159,963	6,457,706
Charter Communications Inc., Class A(b)	44,783	18,455,970
Comcast Corp., Class A	1,190,030	53,646,552
Discovery Inc., Class A(a)(b)	76,497	2,037,115
Discovery Inc., Class C, NVS(b)	169,597	4,175,478
DISH Network Corp., Class A(b)	116,799	3,979,342
Fox Corp., Class A, NVS	91,938	2,899,265
Fox Corp., Class B(b)	42,266	1,333,070
Interpublic Group of Companies Inc. (The)	187,251	4,037,132
John Wiley & Sons Inc., Class A	7,871	345,852
Meredith Corp.	19,643	720,112
News Corp., Class A, NVS	187,153	2,605,170
News Corp., Class B	58,608	837,801
Omnicom Group Inc.	106,490	8,338,167
TEGNA Inc.	105,917	1,644,891

		113,196,513

Metals & Mining — 0.7%
Carpenter Technology Corp.	22,499	1,162,298
Commercial Metals Co.	55,794	969,700
Compass Minerals International Inc.	16,112	910,167
Ferroglobe PLC(b)(d)	5,019	—
Freeport-McMoRan Inc.	387,741	3,710,681
Newmont Goldcorp Corp.	397,826	15,085,562
Nucor Corp.	147,446	7,506,476
Reliance Steel & Aluminum Co.	32,463	3,235,263
Royal Gold Inc.	11,698	1,441,311
Steel Dynamics Inc.	107,543	3,204,781
U.S. Steel Corp.	83,971	969,865
Worthington Industries Inc.	19,027	685,923

		38,882,027

Multi-Utilities — 1.8%
CenterPoint Energy Inc.	244,005	7,364,071
CMS Energy Corp.	60,259	3,853,563
Consolidated Edison Inc.	161,389	15,246,419
Dominion Energy Inc.	211,662	17,153,088
DTE Energy Co.	89,066	11,842,215
MDU Resources Group Inc.	95,211	2,683,998
NiSource Inc.	181,722	5,437,122
NorthWestern Corp.	10,256	769,713
Public Service Enterprise Group Inc.	245,422	15,235,798
Sempra Energy	133,399	19,691,026
WEC Energy Group Inc.	79,386	7,549,609

		106,826,622

Multiline Retail — 0.8%
Dillard’s Inc., Class A(a)	4,988	329,757
Dollar Tree Inc.(a)(b)	114,900	13,116,984
Kohl’s Corp.	78,406	3,893,642
Macy’s Inc.	85,469	1,328,188
Nordstrom Inc.	26,165	880,976
Target Corp.	248,250	26,540,407

		46,089,954

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.4%
Antero Midstream Corp.	94,774	$701,328
Cabot Oil & Gas Corp.	64,176	1,127,572
Chesapeake Energy Corp.(a)(b)	254,420	358,732
Chevron Corp.	922,412	109,398,063
Cimarex Energy Co.	21,996	1,054,488
Concho Resources Inc.	43,545	2,956,706
EOG Resources Inc.	281,982	20,928,704
EQT Corp.	123,531	1,314,370
Exxon Mobil Corp.	904,560	63,870,982
Hess Corp.	55,377	3,349,201
Kinder Morgan Inc./DE	945,952	19,496,071
Marathon Petroleum Corp.	319,871	19,432,163
Matador Resources Co.(b)	17,926	296,317
Noble Energy Inc.	233,426	5,242,748
Oasis Petroleum Inc.(b)	126,860	438,936
ONEOK Inc.	85,829	6,324,739
PBF Energy Inc., Class A	26,741	727,088
PetroCorp Inc. Escrow(b)(d)	190	—
Phillips 66	217,943	22,317,363
Pioneer Natural Resources Co.	81,456	10,244,721
Southwestern Energy Co.(a)(b)	138,051	266,438
Valero Energy Corp.	201,355	17,163,500
Williams Companies Inc. (The)	588,905	14,169,054
World Fuel Services Corp.	33,319	1,330,761
WPX Energy Inc.(b)	206,477	2,186,591

		324,696,636

Paper & Forest Products — 0.0%
Domtar Corp.	31,129	1,114,730
Louisiana-Pacific Corp.	33,809	831,025

		1,945,755

Personal Products — 0.2%
Coty Inc., Class A	145,209	1,526,146
Edgewell Personal Care Co.(b)	13,190	428,543
Estee Lauder Companies Inc. (The), Class A	34,608	6,885,262
Nu Skin Enterprises Inc., Class A	27,119	1,153,371

		9,993,322

Pharmaceuticals — 2.3%
Allergan PLC	159,391	26,823,911
Bristol-Myers Squibb Co.	389,449	19,748,959
Catalent Inc.(a)(b)	30,597	1,458,253
Johnson & Johnson	525,761	68,022,958
Mylan NV(a)(b)	249,000	4,925,220
Nektar Therapeutics(a)(b)	83,982	1,529,732
Perrigo Co. PLC	66,508	3,717,132
Prestige Consumer Healthcare Inc.(a)(b)	24,346	844,563
Zoetis Inc.	104,184	12,980,285

		140,051,013

Professional Services — 0.3%
Equifax Inc.	22,850	3,214,310
ManpowerGroup Inc.	29,309	2,468,990
Nielsen Holdings PLC	172,942	3,675,018
Robert Half International Inc.	30,949	1,722,621
Verisk Analytics Inc.	24,715	3,908,430

		14,989,369

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(b)	164,411	8,715,427
Jones Lang LaSalle Inc.	25,018	3,479,003

		12,194,430

55

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.4%
Avis Budget Group Inc.(b)	28,431	$803,460
Genesee & Wyoming Inc., Class A(b)	13,877	1,533,547
JB Hunt Transport Services Inc.	13,819	1,529,072
Kansas City Southern(a)	27,447	3,650,725
Knight-Swift Transportation Holdings Inc.	60,745	2,205,043
Landstar System Inc.	6,982	786,034
Norfolk Southern Corp.	39,985	7,183,705
Old Dominion Freight Line Inc.	10,449	1,776,017
Ryder System Inc.	26,263	1,359,636
Werner Enterprises Inc.	20,765	733,005

		21,560,244

Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices Inc.	82,310	9,196,496
Applied Materials Inc.	448,843	22,397,266
Cirrus Logic Inc.(b)	27,909	1,495,364
First Solar Inc.(a)(b)	36,688	2,128,271
Intel Corp.	710,313	36,602,429
KLA Corp.	34,824	5,552,687
Lam Research Corp.	70,229	16,230,624
Maxim Integrated Products Inc.	52,461	3,038,017
Microchip Technology Inc.	56,486	5,248,114
Micron Technology Inc.(b)	536,325	22,981,526
MKS Instruments Inc.	26,650	2,459,262
NVIDIA Corp.(a)	139,077	24,209,133
Qorvo Inc.(a)(b)	57,671	4,275,728
QUALCOMM Inc.	283,519	21,626,829
Skyworks Solutions Inc.	32,470	2,573,248
Synaptics Inc.(a)(b)	7,486	299,066
Teradyne Inc.(a)	31,685	1,834,878
Texas Instruments Inc.	154,745	19,999,244
Universal Display Corp.(a)	7,017	1,178,154
Versum Materials Inc.	16,920	895,576

		204,221,912

Software — 0.8%
Blackbaud Inc.	9,257	836,278
Cadence Design Systems Inc.(a)(b)	55,938	3,696,383
CDK Global Inc.	35,510	1,707,676
LogMeIn Inc.	24,543	1,741,571
Manhattan Associates Inc.(b)	9,724	784,435
Oracle Corp.	534,873	29,434,061
Symantec Corp.	277,937	6,567,651
Synopsys Inc.(b)	31,103	4,268,887

		49,036,942

Specialty Retail — 2.1%
Aaron’s Inc.	15,448	992,688
Advance Auto Parts Inc.	12,100	2,001,340
American Eagle Outfitters Inc.	77,170	1,251,697
AutoNation Inc.(a)(b)	27,678	1,403,275
Bed Bath & Beyond Inc.(a)	65,370	695,537
Best Buy Co. Inc.	112,969	7,793,731
CarMax Inc.(a)(b)	44,200	3,889,600
Dick’s Sporting Goods Inc.	32,703	1,334,609
Foot Locker Inc.	27,181	1,173,132
Gap Inc. (The)	103,509	1,796,916
Home Depot Inc. (The)	287,344	66,669,555
L Brands Inc.	110,418	2,163,089
Lowe’s Companies Inc.	202,500	22,266,900
Murphy USA Inc.(b)	14,250	1,215,525
Ross Stores Inc.	76,574	8,411,654

Security	Shares	Value

Specialty Retail (continued)
Sally Beauty Holdings Inc.(b)	21,540	$320,731
Tiffany & Co.	28,595	2,648,755
Williams-Sonoma Inc.	18,569	1,262,321

		127,291,055

Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	2,064,048	462,284,830
Hewlett Packard Enterprise Co.	638,219	9,681,782
HP Inc.	720,041	13,623,176
NCR Corp.(a)(b)	58,100	1,833,636
Seagate Technology PLC	41,663	2,241,053
Western Digital Corp.	144,690	8,629,312
Xerox Holdings Corp.(b)	94,499	2,826,465

		501,120,254

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(b)	73,610	2,440,908
Carter’s Inc.	10,562	963,360
Hanesbrands Inc.	99,124	1,518,580
NIKE Inc., Class B	298,522	28,037,186
PVH Corp.	36,311	3,203,719
Ralph Lauren Corp.	25,419	2,426,752
Skechers U.S.A. Inc., Class A(b)	64,542	2,410,644
Tapestry Inc.	45,903	1,195,773
Under Armour Inc., Class A(a)(b)	31,941	636,903
Under Armour Inc., Class C, NVS(b)	32,876	596,042

		43,429,867

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	225,540	2,830,527
Washington Federal Inc.	39,192	1,449,712

		4,280,239

Tobacco — 1.1%
Altria Group Inc.	907,680	37,124,112
Philip Morris International Inc.	370,421	28,126,067

		65,250,179

Trading Companies & Distributors — 0.1%
GATX Corp.	10,139	786,077
MSC Industrial Direct Co. Inc., Class A	10,175	737,993
NOW Inc.(a)(b)	28,667	328,810
United Rentals Inc.(b)	17,911	2,232,427
Watsco Inc.	15,806	2,674,059

		6,759,366

Water Utilities — 0.1%
American Water Works Co. Inc.	32,403	4,025,424
Aqua America Inc.	56,337	2,525,588

		6,551,012

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems Inc.	45,856	1,183,085
T-Mobile U.S. Inc.(b)	115,210	9,075,092

		10,258,177

Total Common Stocks — 99.8% (Cost: $5,441,590,671)		6,000,054,735

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.11%(c)(e)(f)	50,926,286	50,951,749

56

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.85%(c)(e)	8,226,000	$8,226,000

		59,177,749

Total Short-Term Investments — 1.0% (Cost: $59,165,975)		59,177,749

Total Investments in Securities — 100.8% (Cost: $5,500,756,646)		6,059,232,484

Other Assets, Less Liabilities — (0.8)%		(45,781,960)

Net Assets — 100.0%		$6,013,450,524

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

57

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Arconic Inc.	285,989	$7,435,714
Boeing Co. (The)	392,208	149,223,378
BWX Technologies Inc.	69,038	3,949,664
Curtiss-Wright Corp.	31,957	4,134,277
General Dynamics Corp.	189,067	34,548,213
HEICO Corp.(a)	29,456	3,678,465
HEICO Corp., Class A	55,943	5,443,813
Hexcel Corp.	62,860	5,162,692
Huntington Ingalls Industries Inc.	29,932	6,339,298
L3Harris Technologies Inc.	163,234	34,057,142
Lockheed Martin Corp.	183,222	71,467,573
Northrop Grumman Corp.	117,184	43,919,392
Raytheon Co.	207,210	40,652,530
Spirit AeroSystems Holdings Inc., Class A	77,429	6,367,761
Teledyne Technologies Inc.(b)	26,466	8,521,787
Textron Inc.	171,557	8,399,431
TransDigm Group Inc.	36,373	18,938,330
United Technologies Corp.	600,981	82,045,926

		534,285,386

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	100,644	8,532,598
Expeditors International of Washington Inc.	126,346	9,386,244
FedEx Corp.	179,331	26,105,214
United Parcel Service Inc., Class B	517,406	61,995,587
XPO Logistics Inc.(b)	67,466	4,828,542

		110,848,185

Airlines — 0.4%
Alaska Air Group Inc.	90,625	5,882,469
American Airlines Group Inc.	293,691	7,920,846
Copa Holdings SA, Class A, NVS	23,946	2,364,668
Delta Air Lines Inc.	433,337	24,960,211
JetBlue Airways Corp.(b)	220,036	3,685,603
Southwest Airlines Co.	355,963	19,225,562
United Airlines Holdings Inc.(b)	174,708	15,445,934

		79,485,293

Auto Components — 0.2%
Aptiv PLC	189,633	16,577,717
BorgWarner Inc.	151,929	5,572,756
Gentex Corp.	187,500	5,162,813
Goodyear Tire & Rubber Co. (The)	173,571	2,500,290
Lear Corp.	45,688	5,386,615

		35,200,191

Automobiles — 0.5%
Ford Motor Co.	2,889,530	26,468,095
General Motors Co.	920,506	34,500,565
Harley-Davidson Inc.	116,752	4,199,569
Tesla Inc.(a)(b)	104,534	25,179,105
Thor Industries Inc.	37,678	2,134,082

		92,481,416

Banks — 5.3%
Associated Banc-Corp.	122,988	2,490,507
Bank of America Corp.	6,240,286	182,029,143
Bank of Hawaii Corp.	30,493	2,620,263
Bank OZK	90,668	2,472,516
BankUnited Inc.	70,044	2,354,879
BB&T Corp.	566,846	30,252,571
BOK Financial Corp.	23,371	1,849,815

Security	Shares	Value

Banks (continued)
CIT Group Inc.	69,072	$3,129,652
Citigroup Inc.	1,673,243	115,587,626
Citizens Financial Group Inc.	330,600	11,693,322
Comerica Inc.	109,954	7,255,864
Commerce Bancshares Inc.	74,530	4,520,244
Cullen/Frost Bankers Inc.	41,122	3,641,353
East West Bancorp. Inc.	106,131	4,700,542
Fifth Third Bancorp.	540,368	14,795,276
First Citizens BancShares Inc./NC, Class A	5,368	2,531,280
First Hawaiian Inc.	96,858	2,586,109
First Horizon National Corp.	235,423	3,813,853
First Republic Bank/CA(a)	122,457	11,841,592
FNB Corp.	231,078	2,664,329
Huntington Bancshares Inc./OH	774,169	11,047,392
JPMorgan Chase & Co.	2,355,912	277,267,283
KeyCorp	743,626	13,266,288
M&T Bank Corp.	99,070	15,650,088
PacWest Bancorp.	89,636	3,257,372
People’s United Financial Inc.	299,283	4,679,290
Pinnacle Financial Partners Inc.	55,177	3,131,295
PNC Financial Services Group Inc. (The)	329,368	46,164,219
Popular Inc.	68,999	3,731,466
Prosperity Bancshares Inc.	47,758	3,373,148
Regions Financial Corp.	741,232	11,726,290
Signature Bank/New York NY	39,709	4,734,107
Sterling Bancorp./DE	152,244	3,054,015
SunTrust Banks Inc.	329,846	22,693,405
SVB Financial Group(b)	38,245	7,991,293
Synovus Financial Corp.	110,758	3,960,706
TCF Financial Corp.	112,715	4,291,060
Texas Capital Bancshares Inc.(a)(b)	35,827	1,957,946
U.S. Bancorp.	1,060,078	58,664,716
Umpqua Holdings Corp.	159,721	2,629,008
Webster Financial Corp.	69,161	3,241,576
Wells Fargo & Co.	2,942,046	148,396,800
Western Alliance Bancorp.(a)	72,916	3,359,969
Wintrust Financial Corp.	40,733	2,632,574
Zions Bancorp. N.A.	129,529	5,766,631

		1,079,498,673

Beverages — 1.8%
Brown-Forman Corp., Class A	33,470	1,999,832
Brown-Forman Corp., Class B, NVS	126,623	7,949,392
Coca-Cola Co. (The)	2,840,738	154,649,777
Constellation Brands Inc., Class A	117,852	24,428,363
Keurig Dr Pepper Inc.	150,283	4,105,732
Molson Coors Brewing Co., Class B	129,348	7,437,510
Monster Beverage Corp.(b)	284,796	16,535,256
PepsiCo Inc.	1,037,975	142,306,372

		359,412,234

Biotechnology — 2.2%
AbbVie Inc.	1,095,791	82,973,295
Agios Pharmaceuticals Inc.(a)(b)	36,659	1,187,752
Alexion Pharmaceuticals Inc.(b)	160,705	15,739,448
Alkermes PLC(b)	113,496	2,214,307
Alnylam Pharmaceuticals Inc.(a)(b)	78,036	6,275,655
Amgen Inc.	444,298	85,976,106
Biogen Inc.(b)	135,980	31,658,864
BioMarin Pharmaceutical Inc.(b)	132,531	8,932,589
Bluebird Bio Inc.(a)(b)	40,171	3,688,501

1

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Celgene Corp.(b)	520,703	$51,705,808
Exact Sciences Corp.(a)(b)	94,124	8,505,986
Exelixis Inc.(b)	216,675	3,831,897
Gilead Sciences Inc.	945,108	59,900,945
Incyte Corp.(b)	131,376	9,752,040
Ionis Pharmaceuticals Inc.(a)(b)	95,148	5,700,317
Moderna Inc.(a)(b)	152,287	2,424,409
Neurocrine Biosciences Inc.(b)	66,177	5,963,209
Regeneron Pharmaceuticals Inc.(b)	60,321	16,733,045
Sage Therapeutics Inc.(a)(b)	37,134	5,209,529
Sarepta Therapeutics Inc.(a)(b)	51,960	3,913,627
Seattle Genetics Inc.(a)(b)	85,364	7,290,086
United Therapeutics Corp.(b)	31,223	2,490,034
Vertex Pharmaceuticals Inc.(b)	190,162	32,217,246

		454,284,695

Building Products — 0.3%
Allegion PLC	70,460	7,303,179
AO Smith Corp.	100,071	4,774,387
Armstrong World Industries Inc.	36,011	3,482,264
Fortune Brands Home & Security Inc.	102,667	5,615,885
Johnson Controls International PLC	591,529	25,962,208
Lennox International Inc.	25,676	6,238,498
Masco Corp.	215,372	8,976,705
Owens Corning	79,692	5,036,534
Resideo Technologies Inc.(a)(b)	91,543	1,313,642

		68,703,302

Capital Markets — 2.6%
Affiliated Managers Group Inc.	36,891	3,074,865
Ameriprise Financial Inc.	97,148	14,290,471
Bank of New York Mellon Corp. (The)	619,220	27,994,936
BGC Partners Inc., Class A	229,971	1,264,840
BlackRock Inc.(c)	87,645	39,058,118
Cboe Global Markets Inc.	82,623	9,494,209
Charles Schwab Corp. (The)	866,370	36,240,257
CME Group Inc.	262,291	55,432,580
E*TRADE Financial Corp.	176,650	7,717,838
Eaton Vance Corp., NVS	84,887	3,813,973
Evercore Inc., Class A	29,168	2,336,357
FactSet Research Systems Inc.	27,591	6,703,785
Franklin Resources Inc.	207,319	5,983,226
Goldman Sachs Group Inc. (The)	239,665	49,665,778
Interactive Brokers Group Inc., Class A(a)	55,316	2,974,894
Intercontinental Exchange Inc.	412,026	38,017,639
Invesco Ltd.	295,324	5,002,789
Janus Henderson Group PLC	68,702	1,543,047
Lazard Ltd., Class A	78,809	2,758,315
Legg Mason Inc.	63,410	2,421,628
LPL Financial Holdings Inc.	59,677	4,887,546
MarketAxess Holdings Inc.	27,106	8,877,215
Moody’s Corp.	122,188	25,027,768
Morgan Stanley	879,289	37,519,262
Morningstar Inc.	14,542	2,125,168
MSCI Inc.	60,600	13,195,650
Nasdaq Inc.	85,271	8,471,674
Northern Trust Corp.	145,310	13,560,329
Raymond James Financial Inc.	90,926	7,497,758
S&P Global Inc.	182,229	44,642,460
SEI Investments Co.	96,073	5,692,806
State Street Corp.	274,494	16,247,300

Security	Shares	Value

Capital Markets (continued)
T Rowe Price Group Inc.	171,218	$19,561,656
TD Ameritrade Holding Corp.	200,767	9,375,819
Virtu Financial Inc., Class A	39,132	640,200

		533,112,156

Chemicals — 2.0%
Air Products & Chemicals Inc.	162,983	36,159,408
Albemarle Corp.	78,355	5,447,240
Ashland Global Holdings Inc.	43,900	3,382,495
Axalta Coating Systems Ltd.(b)	152,458	4,596,609
Cabot Corp.	43,368	1,965,438
Celanese Corp.	91,646	11,207,389
CF Industries Holdings Inc.	162,602	8,000,018
Chemours Co. (The)	124,493	1,859,925
Corteva Inc.(b)	558,311	15,632,708
Dow Inc.(b)	552,788	26,340,348
DuPont de Nemours Inc.	555,335	39,600,939
Eastman Chemical Co.	102,222	7,547,050
Ecolab Inc.	186,750	36,983,970
Element Solutions Inc.(a)(b)	160,683	1,635,753
FMC Corp.	96,759	8,483,829
Huntsman Corp.	159,402	3,707,691
International Flavors & Fragrances Inc.	78,626	9,646,624
Linde PLC	402,109	77,896,556
LyondellBasell Industries NV, Class A	197,603	17,679,540
Mosaic Co. (The)	256,980	5,268,090
NewMarket Corp.	4,926	2,325,515
Olin Corp.	125,659	2,352,336
PPG Industries Inc.	173,906	20,609,600
RPM International Inc.	95,896	6,598,604
Scotts Miracle-Gro Co. (The)	29,930	3,047,473
Sherwin-Williams Co. (The)	61,379	33,750,471
Valvoline Inc.	137,264	3,023,926
Westlake Chemical Corp.	27,227	1,783,913
WR Grace & Co.	42,071	2,808,660

		399,342,118

Commercial Services & Supplies — 0.5%
ADT Inc.(a)	76,993	482,746
Cintas Corp.	61,931	16,603,701
Clean Harbors Inc.(b)	37,274	2,877,553
Copart Inc.(b)	145,443	11,683,436
IAA Inc.(b)	98,781	4,122,131
KAR Auction Services Inc.	98,781	2,425,073
Republic Services Inc.	157,080	13,595,274
Rollins Inc.	107,396	3,658,982
Stericycle Inc.(a)(b)	66,433	3,383,433
Waste Management Inc.	314,213	36,134,495

		94,966,824

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	43,668	10,433,158
Ciena Corp.(b)	114,048	4,474,103
Cisco Systems Inc.	3,174,781	156,865,929
CommScope Holding Co. Inc.(a)(b)	137,446	1,616,365
EchoStar Corp., Class A(b)	34,982	1,385,987
F5 Networks Inc.(b)	43,612	6,123,997
Juniper Networks Inc.	251,434	6,222,991
Motorola Solutions Inc.	121,321	20,674,312
Ubiquiti Inc.(a)(b)	11,037	1,305,236
ViaSat Inc.(b)	40,940	3,083,601

		212,185,679

2

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.1%
AECOM(a)(b)	113,295	$4,255,360
Fluor Corp.	101,621	1,944,010
Jacobs Engineering Group Inc.	97,129	8,887,304
Quanta Services Inc.	102,563	3,876,881
Valmont Industries Inc.	15,819	2,189,982

		21,153,537

Construction Materials — 0.1%
Eagle Materials Inc.	30,754	2,768,168
Martin Marietta Materials Inc.	46,110	12,638,751
Vulcan Materials Co.	97,426	14,734,708

		30,141,627

Consumer Finance — 0.7%
Ally Financial Inc.	290,300	9,626,348
American Express Co.	506,861	59,951,519
Capital One Financial Corp.	345,378	31,422,491
Credit Acceptance Corp.(b)	7,649	3,528,560
Discover Financial Services	235,155	19,068,719
Navient Corp.	154,929	1,983,091
OneMain Holdings Inc.	47,996	1,760,493
Santander Consumer USA Holdings Inc.	76,306	1,946,566
SLM Corp.	322,987	2,850,360
Synchrony Financial	492,542	16,790,757

		148,928,904

Containers & Packaging — 0.4%
AptarGroup Inc.	47,799	5,661,791
Ardagh Group SA	13,396	210,049
Avery Dennison Corp.	63,156	7,172,627
Ball Corp.	243,470	17,727,051
Berry Global Group Inc.(b)	96,814	3,801,886
Crown Holdings Inc.(b)	96,490	6,374,129
Graphic Packaging Holding Co.	225,073	3,319,827
International Paper Co.	292,689	12,240,254
Owens-Illinois Inc.	115,484	1,186,021
Packaging Corp. of America	68,323	7,249,070
Sealed Air Corp.	116,823	4,849,323
Silgan Holdings Inc.	58,381	1,753,473
Sonoco Products Co.	74,598	4,342,350
Westrock Co.	189,937	6,923,204

		82,811,055

Distributors — 0.1%
Genuine Parts Co.	104,999	10,456,851
LKQ Corp.(b)	225,678	7,097,573
Pool Corp.	28,532	5,754,904

		23,309,328

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(b)	42,929	6,546,672
frontdoor Inc.(b)	60,983	2,961,944
Graham Holdings Co., Class B	3,109	2,062,666
Grand Canyon Education Inc.(b)	34,304	3,368,653
H&R Block Inc.	152,951	3,612,703
Service Corp. International/U.S.	129,319	6,182,741
ServiceMaster Global Holdings Inc.(b)	99,504	5,562,274

		30,297,653

Diversified Financial Services — 1.5%
AXA Equitable Holdings Inc.	216,629	4,800,499
Berkshire Hathaway Inc., Class B(b)	1,449,617	301,549,328
Jefferies Financial Group Inc.	199,986	3,679,742

Security	Shares	Value

Diversified Financial Services (continued)
Voya Financial Inc.	102,097	$5,558,161

		315,587,730

Diversified Telecommunication Services — 2.0%
AT&T Inc.	5,410,203	204,722,082
CenturyLink Inc.	802,285	10,012,517
GCI Liberty Inc., Class A(b)	74,050	4,596,284
Verizon Communications Inc.	3,066,901	185,118,144
Zayo Group Holdings Inc.(b)	166,406	5,641,163

		410,090,190

Electric Utilities — 2.1%
Alliant Energy Corp.	176,681	9,528,406
American Electric Power Co. Inc.	365,680	34,260,559
Avangrid Inc.	42,857	2,239,278
Duke Energy Corp.	539,634	51,729,315
Edison International	260,255	19,628,432
Entergy Corp.	147,762	17,341,348
Evergy Inc.	174,711	11,628,764
Eversource Energy	240,783	20,579,723
Exelon Corp.	717,831	34,678,416
FirstEnergy Corp.	391,468	18,880,502
Hawaiian Electric Industries Inc.	81,144	3,700,978
IDACORP Inc.	37,008	4,169,691
NextEra Energy Inc.	354,537	82,603,576
OGE Energy Corp.	146,363	6,641,953
PG&E Corp.(b)	390,424	3,904,240
Pinnacle West Capital Corp.	83,051	8,061,761
PPL Corp.	534,926	16,844,820
Southern Co. (The)	770,798	47,612,193
Xcel Energy Inc.	380,698	24,703,493

		418,737,448

Electrical Equipment — 0.5%
Acuity Brands Inc.	29,865	4,025,503
AMETEK Inc.	167,859	15,412,813
Eaton Corp. PLC	314,157	26,122,155
Emerson Electric Co.	452,340	30,243,453
GrafTech International Ltd.	44,649	571,507
Hubbell Inc.	40,890	5,372,946
nVent Electric PLC	111,923	2,466,783
Regal Beloit Corp.	31,824	2,318,378
Rockwell Automation Inc.	86,865	14,315,352
Sensata Technologies Holding PLC(a)(b)	117,077	5,860,875

		106,709,765

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	214,899	20,737,753
Arrow Electronics Inc.(b)	59,779	4,458,318
Avnet Inc.	75,946	3,378,458
CDW Corp./DE	107,876	13,294,638
Cognex Corp.(a)	123,117	6,048,738
Coherent Inc.(b)	17,690	2,719,307
Corning Inc.	569,177	16,232,928
Dolby Laboratories Inc., Class A	45,200	2,921,728
FLIR Systems Inc.	101,682	5,347,456
IPG Photonics Corp.(a)(b)	25,546	3,464,038
Jabil Inc.	109,356	3,911,664
Keysight Technologies Inc.(a)(b)	138,619	13,480,698
Littelfuse Inc.	17,539	3,109,840
National Instruments Corp.	95,720	4,019,283
SYNNEX Corp.	30,400	3,432,160
Trimble Inc.(b)	184,536	7,161,842

3

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)(b)	39,619	$8,176,173

		121,895,022

Energy Equipment & Services — 0.4%
Apergy Corp.(b)	56,196	1,520,102
Baker Hughes a GE Co.	469,444	10,891,101
Halliburton Co.	646,958	12,195,158
Helmerich & Payne Inc.	79,811	3,198,027
National Oilwell Varco Inc.(a)	288,900	6,124,680
Patterson-UTI Energy Inc.	138,564	1,184,722
Schlumberger Ltd.	1,025,105	35,027,838
Transocean Ltd.(b)	426,061	1,904,492

		72,046,120

Entertainment — 1.7%
Activision Blizzard Inc.	561,810	29,730,985
Cinemark Holdings Inc.	79,867	3,086,061
Electronic Arts Inc.(b)	215,729	21,102,611
Liberty Media Corp.-Liberty Formula One, Class A(b)	17,825	705,692
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(b)	148,505	6,176,323
Lions Gate Entertainment Corp., Class A	32,345	299,191
Lions Gate Entertainment Corp., Class B, NVS	75,775	662,273
Live Nation Entertainment Inc.(b)	95,029	6,304,224
Madison Square Garden Co. (The), Class A(b)	13,471	3,549,878
Netflix Inc.(b)	312,107	83,526,075
Spotify Technology SA(a)(b)	86,928	9,909,792
Take-Two Interactive Software Inc.(b)	82,544	10,346,065
Viacom Inc., Class A	7,138	187,444
Viacom Inc., Class B, NVS	264,922	6,366,076
Walt Disney Co. (The)	1,293,770	168,604,106
World Wrestling Entertainment Inc., Class A(a)	32,010	2,277,511
Zynga Inc., Class A(b)	624,208	3,632,891

		356,467,198

Equity Real Estate Investment Trusts (REITs) — 3.9%
Alexandria Real Estate Equities Inc.	82,054	12,639,598
American Campus Communities Inc.	101,340	4,872,427
American Homes 4 Rent, Class A(a)	188,028	4,868,045
American Tower Corp.	325,444	71,965,432
Americold Realty Trust	140,990	5,226,499
Apartment Investment & Management Co., Class A	109,418	5,705,055
Apple Hospitality REIT Inc.	161,427	2,676,460
AvalonBay Communities Inc.	103,097	22,199,877
Boston Properties Inc.	114,981	14,908,436
Brandywine Realty Trust	133,370	2,020,556
Brixmor Property Group Inc.	221,723	4,498,760
Brookfield Property REIT Inc., Class A	54,671	1,114,742
Camden Property Trust	68,720	7,628,607
Colony Capital Inc.	353,420	2,127,588
Columbia Property Trust Inc.	88,933	1,880,933
CoreSite Realty Corp.	26,344	3,210,016
Corporate Office Properties Trust	76,060	2,265,067
Cousins Properties Inc.	108,511	4,078,928
Crown Castle International Corp.	307,133	42,694,558
CubeSmart	144,078	5,028,322
CyrusOne Inc.	82,385	6,516,654
Digital Realty Trust Inc.	153,966	19,986,326
Douglas Emmett Inc.	123,156	5,274,771
Duke Realty Corp.	265,135	9,006,636
Empire State Realty Trust Inc., Class A	105,330	1,503,059
EPR Properties	56,159	4,316,381

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix Inc.	62,160	$35,853,888
Equity Commonwealth	86,555	2,964,509
Equity LifeStyle Properties Inc.	64,376	8,600,634
Equity Residential	270,509	23,334,106
Essex Property Trust Inc.	48,186	15,739,957
Extra Space Storage Inc.	91,506	10,689,731
Federal Realty Investment Trust	55,149	7,507,985
Gaming and Leisure Properties Inc.	151,424	5,790,454
HCP Inc.	365,406	13,019,416
Healthcare Trust of America Inc., Class A	154,045	4,525,842
Highwoods Properties Inc.	76,634	3,443,932
Host Hotels & Resorts Inc.	531,187	9,184,223
Hudson Pacific Properties Inc.	112,334	3,758,696
Invitation Homes Inc.	354,380	10,493,192
Iron Mountain Inc.	213,033	6,900,139
JBG SMITH Properties	89,949	3,526,900
Kilroy Realty Corp.	73,746	5,744,076
Kimco Realty Corp.	297,462	6,211,007
Lamar Advertising Co., Class A	63,167	5,175,272
Liberty Property Trust	115,023	5,904,131
Life Storage Inc.	34,732	3,661,100
Macerich Co. (The)	101,709	3,212,987
Medical Properties Trust Inc.	331,937	6,492,688
Mid-America Apartment Communities Inc.	83,482	10,853,495
National Retail Properties Inc.	119,314	6,729,310
Omega Healthcare Investors Inc.	157,293	6,573,274
Outfront Media Inc.	105,747	2,937,652
Paramount Group Inc.	156,165	2,084,803
Park Hotels & Resorts Inc.	176,185	4,399,339
Prologis Inc.(a)	464,934	39,621,675
Public Storage	109,834	26,938,985
Rayonier Inc.	93,138	2,626,492
Realty Income Corp.	236,548	18,138,501
Regency Centers Corp.	122,466	8,510,162
Retail Properties of America Inc., Class A	152,711	1,881,400
SBA Communications Corp.	82,931	19,998,811
Service Properties Trust	117,668	3,034,658
Simon Property Group Inc.	227,864	35,467,032
SITE Centers Corp.	102,839	1,553,897
SL Green Realty Corp.	60,112	4,914,156
Spirit Realty Capital Inc.	66,121	3,164,551
STORE Capital Corp.	158,151	5,916,429
Sun Communities Inc.	65,776	9,764,447
Taubman Centers Inc.	42,766	1,746,136
UDR Inc.	215,528	10,448,797
Ventas Inc.	276,778	20,213,097
VEREIT Inc.	780,958	7,637,769
VICI Properties Inc.	342,970	7,768,270
Vornado Realty Trust	127,375	8,109,966
Weingarten Realty Investors	88,340	2,573,344
Welltower Inc.	298,899	27,095,194
Weyerhaeuser Co.	551,074	15,264,750
WP Carey Inc.	124,492	11,142,034

		797,057,024

Food & Staples Retailing — 1.5%
Casey’s General Stores Inc.	27,238	4,389,676
Costco Wholesale Corp.	325,596	93,807,464
Grocery Outlet Holding Corp.(a)(b)	14,157	490,965
Kroger Co. (The)	588,161	15,162,791
Sprouts Farmers Market Inc.(b)	91,603	1,771,602

4

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Sysco Corp.	351,947	$27,944,592
U.S. Foods Holding Corp.(b)	162,941	6,696,875
Walgreens Boots Alliance Inc.	564,746	31,236,101
Walmart Inc.	1,040,605	123,499,001

		304,999,067

Food Products — 1.2%
Archer-Daniels-Midland Co.	410,269	16,849,748
Beyond Meat Inc.(a)(b)	9,361	1,391,232
Bunge Ltd.	100,825	5,708,711
Campbell Soup Co.	123,192	5,780,169
Conagra Brands Inc.	360,396	11,056,949
Flowers Foods Inc.	143,400	3,316,842
General Mills Inc.	445,568	24,559,708
Hain Celestial Group Inc. (The)(a)(b)	65,634	1,409,490
Hershey Co. (The)	106,425	16,494,811
Hormel Foods Corp.	205,753	8,997,579
Ingredion Inc.	48,872	3,994,797
JM Smucker Co. (The)	80,952	8,906,339
Kellogg Co.	182,313	11,731,842
Kraft Heinz Co. (The)	460,019	12,850,631
Lamb Weston Holdings Inc.	107,734	7,834,416
McCormick & Co. Inc./MD, NVS	91,140	14,245,182
Mondelez International Inc., Class A	1,053,064	58,255,500
Pilgrim’s Pride Corp.(b)	36,170	1,159,068
Post Holdings Inc.(b)	47,508	5,028,247
Seaboard Corp.	206	901,250
TreeHouse Foods Inc.(b)	42,847	2,375,866
Tyson Foods Inc., Class A	212,070	18,267,710

		241,116,087

Gas Utilities — 0.1%
Atmos Energy Corp.	85,936	9,787,251
National Fuel Gas Co.	61,130	2,868,220
UGI Corp.	153,960	7,739,569

		20,395,040

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	1,276,084	106,769,948
ABIOMED Inc.(b)	32,673	5,812,200
Align Technology Inc.(a)(b)	58,213	10,531,896
Baxter International Inc.	358,020	31,316,009
Becton Dickinson and Co.	198,355	50,175,881
Boston Scientific Corp.(b)	1,028,541	41,851,333
Cantel Medical Corp.(a)	26,759	2,001,573
Cooper Companies Inc. (The)	35,978	10,685,466
Danaher Corp.	471,633	68,117,954
DENTSPLY SIRONA Inc.	164,249	8,756,114
DexCom Inc.(a)(b)	66,695	9,953,562
Edwards Lifesciences Corp.(b)	153,950	33,855,145
Hill-Rom Holdings Inc.	48,599	5,114,073
Hologic Inc.(b)	197,081	9,950,620
ICU Medical Inc.(a)(b)	14,137	2,256,265
IDEXX Laboratories Inc.(b)	63,036	17,141,380
Insulet Corp.(a)(b)	43,852	7,232,510
Integra LifeSciences Holdings Corp.(b)	52,650	3,162,686
Intuitive Surgical Inc.(b)	84,865	45,821,159
Masimo Corp.(b)	34,461	5,127,452
Medtronic PLC	994,472	108,019,549
Penumbra Inc.(a)(b)	23,637	3,178,940
ResMed Inc.	104,962	14,181,416
STERIS PLC	61,408	8,872,842

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	254,106	$54,963,128
Teleflex Inc.	34,455	11,706,086
Varian Medical Systems Inc.(a)(b)	67,119	7,993,202
West Pharmaceutical Services Inc.	54,400	7,715,008
Zimmer Biomet Holdings Inc.	152,171	20,888,513

		713,151,910

Health Care Providers & Services — 2.3%
Acadia Healthcare Co. Inc.(a)(b)	63,110	1,961,459
AmerisourceBergen Corp.	112,851	9,291,023
Anthem Inc.	190,622	45,768,342
Cardinal Health Inc.	222,878	10,517,613
Centene Corp.(b)	303,386	13,124,478
Chemed Corp.	11,636	4,858,845
Cigna Corp.(b)	275,747	41,855,637
Covetrus Inc.(a)(b)	71,332	848,138
CVS Health Corp.	961,810	60,661,357
DaVita Inc.(a)(b)	90,950	5,190,517
Encompass Health Corp.	71,172	4,503,764
Guardant Health Inc.(b)	28,057	1,790,878
HCA Healthcare Inc.	200,331	24,123,859
Henry Schein Inc.(a)(b)	111,338	7,069,963
Humana Inc.	99,599	25,464,476
Laboratory Corp. of America Holdings(b)	72,304	12,147,072
McKesson Corp.	137,391	18,775,854
MEDNAX Inc.(b)	65,180	1,474,372
Molina Healthcare Inc.(b)	44,707	4,905,252
Premier Inc., Class A(a)(b)	37,351	1,080,191
Quest Diagnostics Inc.	98,503	10,542,776
UnitedHealth Group Inc.	700,385	152,207,668
Universal Health Services Inc., Class B	58,115	8,644,606
WellCare Health Plans Inc.(b)	37,237	9,650,713

		476,458,853

Health Care Technology — 0.2%
Cerner Corp.	235,367	16,044,968
Change Healthcare Inc.(b)	36,167	436,897
Medidata Solutions Inc.(b)	44,338	4,056,927
Veeva Systems Inc., Class A(a)(b)	96,266	14,698,856

		35,237,648

Hotels, Restaurants & Leisure — 2.1%
Aramark	182,376	7,947,946
Caesars Entertainment Corp.(b)	428,312	4,994,118
Carnival Corp.	294,830	12,887,019
Chipotle Mexican Grill Inc.(b)	18,830	15,826,050
Choice Hotels International Inc.	25,860	2,300,506
Darden Restaurants Inc.	91,336	10,797,742
Domino’s Pizza Inc.	30,705	7,510,136
Dunkin’ Brands Group Inc.	60,314	4,786,519
Extended Stay America Inc.	138,202	2,023,277
Hilton Grand Vacations Inc.(a)(b)	63,612	2,035,584
Hilton Worldwide Holdings Inc.	209,570	19,513,063
Hyatt Hotels Corp., Class A	28,398	2,092,081
International Game Technology PLC	70,082	995,865
Las Vegas Sands Corp.	250,933	14,493,890
Marriott International Inc./MD, Class A	202,939	25,239,523
McDonald’s Corp.	568,619	122,088,186
MGM Resorts International	374,914	10,392,616
Norwegian Cruise Line Holdings Ltd.(b)	158,068	8,183,180
Planet Fitness Inc., Class A(b)	62,365	3,609,063
Royal Caribbean Cruises Ltd.	126,374	13,690,095

5

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.	58,521	$2,972,282
Starbucks Corp.	886,750	78,406,435
Vail Resorts Inc.	29,994	6,825,435
Wendy’s Co. (The)	142,376	2,844,672
Wyndham Destinations Inc.	67,062	3,086,193
Wyndham Hotels & Resorts Inc.	72,218	3,736,559
Wynn Resorts Ltd.	72,045	7,832,732
Yum China Holdings Inc.	267,051	12,132,127
Yum! Brands Inc.	225,997	25,634,840

		434,877,734

Household Durables — 0.4%
DR Horton Inc.	250,179	13,186,935
Garmin Ltd.	106,858	9,049,804
Leggett & Platt Inc.	94,843	3,882,872
Lennar Corp., Class A	209,567	11,704,317
Lennar Corp., Class B	11,303	501,514
Mohawk Industries Inc.(a)(b)	43,853	5,440,842
Newell Brands Inc.	279,471	5,231,697
NVR Inc.(b)	2,404	8,936,509
PulteGroup Inc.	188,615	6,893,878
Roku Inc.(a)(b)	63,406	6,452,195
Tempur Sealy International Inc.(b)	33,027	2,549,684
Toll Brothers Inc.	98,849	4,057,752
Whirlpool Corp.	46,155	7,309,106

		85,197,105

Household Products — 1.7%
Church & Dwight Co. Inc.	182,644	13,742,135
Clorox Co. (The)	93,566	14,209,868
Colgate-Palmolive Co.	622,743	45,777,838
Energizer Holdings Inc.	48,194	2,100,295
Kimberly-Clark Corp.	253,181	35,964,361
Procter & Gamble Co. (The)	1,831,737	227,831,448
Spectrum Brands Holdings Inc.	30,954	1,631,876

		341,257,821

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	491,838	8,036,633
NRG Energy Inc.	187,357	7,419,337
Vistra Energy Corp.	314,747	8,413,187

		23,869,157

Industrial Conglomerates — 1.2%
3M Co.	414,543	68,150,869
Carlisle Companies Inc.	41,349	6,017,934
General Electric Co.	6,411,555	57,319,302
Honeywell International Inc.	532,837	90,156,020
Roper Technologies Inc.	75,574	26,949,688

		248,593,813

Insurance — 2.8%
Aflac Inc.	544,595	28,493,210
Alleghany Corp.(b)	10,304	8,220,119
Allstate Corp. (The)	243,330	26,445,104
American Financial Group Inc./OH	54,963	5,927,760
American International Group Inc.	645,463	35,952,289
American National Insurance Co.	5,336	660,223
Aon PLC	172,983	33,484,319
Arch Capital Group Ltd.(b)	281,970	11,837,101
Arthur J Gallagher & Co.	135,418	12,129,390
Assurant Inc.	45,640	5,742,425
Assured Guaranty Ltd.	71,300	3,169,998
Athene Holding Ltd., Class A(a)(b)	108,739	4,573,562

Security	Shares	Value

Insurance (continued)
Axis Capital Holdings Ltd.	61,167	$4,081,062
Brighthouse Financial Inc.(a)(b)	81,776	3,309,475
Brown & Brown Inc.	171,966	6,201,094
Chubb Ltd.	337,277	54,449,999
Cincinnati Financial Corp.	111,944	13,060,507
CNA Financial Corp.	19,703	970,373
Erie Indemnity Co., Class A, NVS	17,868	3,317,194
Everest Re Group Ltd.	29,929	7,963,808
Fidelity National Financial Inc.	197,881	8,787,895
First American Financial Corp.	82,169	4,848,793
Globe Life Inc.(b)	79,844	7,645,862
Hanover Insurance Group Inc. (The)	29,888	4,051,020
Hartford Financial Services Group Inc. (The)	267,528	16,214,872
Kemper Corp.	47,712	3,719,150
Lincoln National Corp.	148,552	8,960,657
Loews Corp.	193,337	9,952,989
Markel Corp.(b)	10,095	11,931,281
Marsh & McLennan Companies Inc.	375,064	37,525,153
Mercury General Corp.	19,432	1,085,860
MetLife Inc.	586,564	27,662,358
Old Republic International Corp.	205,834	4,851,507
Primerica Inc.	31,023	3,947,056
Principal Financial Group Inc.	205,669	11,751,927
Progressive Corp. (The)	432,392	33,402,282
Prudential Financial Inc.	299,363	26,927,702
Reinsurance Group of America Inc.	46,681	7,463,358
RenaissanceRe Holdings Ltd.	32,098	6,209,358
Travelers Companies Inc. (The)	193,190	28,725,421
Unum Group	155,903	4,633,437
White Mountains Insurance Group Ltd.	2,216	2,393,280
Willis Towers Watson PLC	95,861	18,498,297
WR Berkley Corp.	107,209	7,743,706

		568,922,233

Interactive Media & Services — 4.4%
Alphabet Inc., Class A(b)	221,881	270,947,764
Alphabet Inc., Class C, NVS(b)	225,236	274,562,684
Facebook Inc., Class A(b)	1,770,992	315,378,255
IAC/InterActiveCorp.(b)	55,048	11,998,812
Match Group Inc.(a)	40,332	2,881,318
TripAdvisor Inc.(b)	80,476	3,112,812
Twitter Inc.(b)	559,693	23,059,352
Zillow Group Inc., Class A(a)(b)	40,502	1,196,632
Zillow Group Inc., Class C, NVS(a)(b)	88,573	2,641,247

		905,778,876

Internet & Direct Marketing Retail — 3.2%
Amazon.com Inc.(b)	306,493	532,044,264
Booking Holdings Inc.(b)	31,430	61,684,832
eBay Inc.	590,331	23,011,102
Etsy Inc.(a)(b)	87,907	4,966,746
Expedia Group Inc.	101,960	13,704,444
GrubHub Inc.(a)(b)	65,966	3,707,949
Qurate Retail Inc., Series A(a)(b)	284,217	2,931,698
Wayfair Inc., Class A(a)(b)	46,868	5,254,840

		647,305,875

IT Services — 5.4%
Accenture PLC, Class A	472,295	90,845,943
Akamai Technologies Inc.(b)	118,393	10,818,752
Alliance Data Systems Corp.	29,909	3,832,240
Amdocs Ltd.	101,657	6,720,544

6

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

	Shares	Value

IT Services (continued)
Automatic Data Processing Inc.	322,365	$52,036,158
Black Knight Inc.(a)(b)	105,248	6,426,443
Booz Allen Hamilton Holding Corp.	100,957	7,169,966
Broadridge Financial Solutions Inc.	84,650	10,533,000
CACI International Inc., Class A(b)	18,101	4,186,037
Cognizant Technology Solutions Corp., Class A	409,175	24,658,931
CoreLogic Inc.(b)	58,893	2,724,979
DXC Technology Co.	191,813	5,658,484
EPAM Systems Inc.(b)	38,335	6,989,237
Euronet Worldwide Inc.(b)	36,707	5,370,234
Fidelity National Information Services Inc.	451,855	59,988,270
Fiserv Inc.(b)	417,775	43,277,312
FleetCor Technologies Inc.(b)	63,029	18,075,457
Gartner Inc.(a)(b)	65,185	9,320,803
Genpact Ltd.	128,551	4,981,351
Global Payments Inc.	220,377	35,039,943
GoDaddy Inc., Class A(a)(b)	129,500	8,544,410
International Business Machines Corp.	657,240	95,575,841
Jack Henry & Associates Inc.	56,972	8,316,203
Leidos Holdings Inc.	100,272	8,611,359
Mastercard Inc., Class A	665,180	180,642,933
MongoDB Inc.(a)(b)	31,119	3,749,217
Okta Inc.(a)(b)	75,209	7,405,078
Paychex Inc.	237,896	19,690,652
PayPal Holdings Inc.(b)	870,602	90,185,661
Sabre Corp.	200,500	4,490,198
Square Inc., Class A(a)(b)	252,122	15,618,958
Switch Inc., Class A(a)	43,196	674,722
Twilio Inc., Class A(a)(b)	88,864	9,771,485
VeriSign Inc.(b)	77,451	14,609,582
Visa Inc., Class A(a)	1,289,186	221,752,884
Western Union Co. (The)	316,988	7,344,612
WEX Inc.(a)(b)	31,668	6,399,153

		1,112,037,032

Leisure Products — 0.1%
Brunswick Corp./DE	61,654	3,213,407
Hasbro Inc.	86,670	10,286,862
Mattel Inc.(a)(b)	254,939	2,903,755
Polaris Inc.	42,277	3,720,799

		20,124,823

Life Sciences Tools & Services — 1.1%
Adaptive Biotechnologies Corp.(a)(b)	12,271	379,174
Agilent Technologies Inc.	230,430	17,657,851
Avantor Inc.(b)	174,508	2,565,268
Bio-Rad Laboratories Inc., Class A(b)	15,463	5,145,159
Bio-Techne Corp.	27,345	5,350,596
Bruker Corp.(a)	73,826	3,243,176
Charles River Laboratories International Inc.(b)	34,994	4,632,156
Illumina Inc.(a)(b)	108,674	33,060,804
IQVIA Holdings Inc.(b)	132,363	19,772,385
Mettler-Toledo International Inc.(b)	18,164	12,794,721
PerkinElmer Inc.	82,600	7,035,042
PRA Health Sciences Inc.(b)	45,910	4,555,649
QIAGEN NV(a)(b)	164,621	5,427,554
Thermo Fisher Scientific Inc.	295,447	86,054,848
Waters Corp.(b)	49,160	10,973,987

		218,648,370

Machinery — 1.8%
AGCO Corp.(a)	47,254	3,577,128

Security	Shares	Value

Machinery (continued)
Allison Transmission Holdings Inc.	81,064	$3,814,061
Caterpillar Inc.	404,251	51,060,944
Colfax Corp.(b)	71,052	2,064,771
Crane Co.	36,562	2,947,994
Cummins Inc.	113,324	18,434,415
Deere & Co.	236,026	39,812,866
Donaldson Co. Inc.	92,984	4,842,607
Dover Corp.	108,068	10,759,250
Flowserve Corp.	95,718	4,470,988
Fortive Corp.	219,356	15,039,047
Gardner Denver Holdings Inc.(a)(b)	98,739	2,793,326
Gates Industrial Corp. PLC(a)(b)	32,477	327,043
Graco Inc.	122,263	5,628,989
IDEX Corp.	56,094	9,192,685
Illinois Tool Works Inc.	240,635	37,656,971
Ingersoll-Rand PLC	179,108	22,067,897
ITT Inc.	63,735	3,899,945
Lincoln Electric Holdings Inc.	43,656	3,787,595
Middleby Corp. (The)(a)(b)	40,248	4,704,991
Nordson Corp.	41,937	6,133,706
Oshkosh Corp.	50,637	3,838,285
PACCAR Inc.	250,220	17,517,902
Parker-Hannifin Corp.	95,066	17,169,870
Pentair PLC	126,004	4,762,951
Snap-on Inc.	41,174	6,445,378
Stanley Black & Decker Inc.	112,433	16,236,450
Timken Co. (The)	49,534	2,155,224
Toro Co. (The)	79,034	5,793,192
Trinity Industries Inc.	78,358	1,542,085
WABCO Holdings Inc.(b)	37,323	4,991,951
Wabtec Corp.	132,284	9,505,928
Woodward Inc.	40,527	4,370,026
Xylem Inc./NY	132,959	10,586,196

		357,932,657

Marine — 0.0%
Kirby Corp.(b)	43,004	3,533,209

Media — 1.5%
Altice USA Inc., Class A(b)	232,793	6,676,503
AMC Networks Inc., Class A(b)	32,208	1,583,345
Cable One Inc.	3,254	4,082,794
CBS Corp., Class B, NVS	243,704	9,838,330
Charter Communications Inc., Class A(a)(b)	118,249	48,732,778
Comcast Corp., Class A	3,337,561	150,457,250
Discovery Inc., Class A(a)(b)	113,474	3,021,813
Discovery Inc., Class C, NVS(b)	258,940	6,375,103
DISH Network Corp., Class A(a)(b)	174,415	5,942,319
Fox Corp., Class A, NVS	261,215	8,237,415
Fox Corp., Class B(b)	122,386	3,860,054
Interpublic Group of Companies Inc. (The)	283,254	6,106,956
John Wiley & Sons Inc., Class A	31,359	1,377,914
Liberty Broadband Corp., Class A(a)(b)	18,732	1,957,869
Liberty Broadband Corp., Class C, NVS(a)(b)	77,472	8,108,994
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	60,422	2,511,743
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	114,822	4,817,931
New York Times Co. (The), Class A	119,220	3,395,386
News Corp., Class A, NVS	281,228	3,914,694
News Corp., Class B	84,292	1,204,954
Nexstar Media Group Inc., Class A	32,947	3,370,808

7

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Omnicom Group Inc.	160,757	$12,587,273
Sinclair Broadcast Group Inc., Class A	44,252	1,891,330
Sirius XM Holdings Inc.(a)	1,010,838	6,322,792

		306,376,348

Metals & Mining — 0.3%
Alcoa Corp.(a)(b)	137,196	2,753,524
Freeport-McMoRan Inc.	1,069,320	10,233,392
Newmont Goldcorp Corp.	606,898	23,013,572
Nucor Corp.	226,055	11,508,460
Reliance Steel & Aluminum Co.	47,815	4,765,243
Royal Gold Inc.	48,609	5,989,115
Southern Copper Corp.	59,389	2,026,946
Steel Dynamics Inc.	156,372	4,659,886
U.S. Steel Corp.	130,752	1,510,186

		66,460,324

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	406,915	6,547,262
Annaly Capital Management Inc.	1,069,575	9,412,260
Chimera Investment Corp.	133,210	2,605,588
MFA Financial Inc.	323,995	2,384,603
New Residential Investment Corp.	309,400	4,851,392
Starwood Property Trust Inc.	198,136	4,798,854
Two Harbors Investment Corp.	199,748	2,622,691

		33,222,650

Multi-Utilities — 1.1%
Ameren Corp.	181,539	14,532,197
CenterPoint Energy Inc.	374,491	11,302,138
CMS Energy Corp.	209,779	13,415,367
Consolidated Edison Inc.	247,402	23,372,067
Dominion Energy Inc.	593,619	48,106,884
DTE Energy Co.	135,059	17,957,445
MDU Resources Group Inc.	144,529	4,074,272
NiSource Inc.	275,066	8,229,975
Public Service Enterprise Group Inc.	373,436	23,182,907
Sempra Energy	202,691	29,919,218
WEC Energy Group Inc.	233,890	22,242,939

		216,335,409

Multiline Retail — 0.5%
Dollar General Corp.	191,541	30,443,526
Dollar Tree Inc.(b)	175,130	19,992,841
Kohl’s Corp.	120,291	5,973,651
Macy’s Inc.	225,672	3,506,943
Nordstrom Inc.	79,619	2,680,772
Ollie’s Bargain Outlet Holdings Inc.(b)	38,730	2,271,127
Target Corp.	369,993	39,555,952

		104,424,812

Oil, Gas & Consumable Fuels — 3.9%
Antero Midstream Corp.	166,007	1,228,452
Antero Resources Corp.(a)(b)	176,564	533,223
Apache Corp.	279,534	7,156,070
Cabot Oil & Gas Corp.	300,923	5,287,217
Centennial Resource Development Inc./DE, Class A(a)(b)	133,588	603,150
Cheniere Energy Inc.(a)(b)	171,632	10,823,114
Chesapeake Energy Corp.(a)(b)	959,623	1,353,068
Chevron Corp.	1,412,733	167,550,134
Cimarex Energy Co.	72,816	3,490,799
Concho Resources Inc.	146,504	9,947,622
ConocoPhillips	823,271	46,909,982

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources Inc./OK(a)(b)	66,088	$2,034,849
Devon Energy Corp.	297,079	7,147,721
Diamondback Energy Inc.	121,047	10,883,336
EOG Resources Inc.	429,793	31,899,236
EQT Corp.	191,317	2,035,613
Equitrans Midstream Corp.	153,635	2,235,389
Exxon Mobil Corp.	3,136,969	221,501,381
Hess Corp.	197,952	11,972,137
HollyFrontier Corp.	113,088	6,066,040
Kinder Morgan Inc./DE	1,441,295	29,705,090
Kosmos Energy Ltd.	266,366	1,662,124
Marathon Oil Corp.	601,104	7,375,546
Marathon Petroleum Corp.	484,641	29,441,941
Murphy Oil Corp.	114,410	2,529,605
Noble Energy Inc.	346,848	7,790,206
Occidental Petroleum Corp.	661,437	29,414,103
ONEOK Inc.	304,245	22,419,814
Parsley Energy Inc., Class A	195,477	3,284,014
PBF Energy Inc., Class A	85,798	2,332,848
Phillips 66	331,661	33,962,086
Pioneer Natural Resources Co.	123,363	15,515,364
Range Resources Corp.	153,179	585,144
Targa Resources Corp.	167,065	6,711,001
Valero Energy Corp.	309,799	26,407,267
Williams Companies Inc. (The)	902,729	21,719,660
WPX Energy Inc.(a)(b)	311,754	3,301,475

		794,815,821

Paper & Forest Products — 0.0%
Domtar Corp.	46,693	1,672,076

Personal Products — 0.2%
Coty Inc., Class A	212,524	2,233,627
Estee Lauder Companies Inc. (The), Class A	158,920	31,617,134
Herbalife Nutrition Ltd.(a)(b)	74,160	2,807,698
Nu Skin Enterprises Inc., Class A	40,968	1,742,369

		38,400,828

Pharmaceuticals — 4.0%
Allergan PLC	242,971	40,889,590
Bristol-Myers Squibb Co.	1,212,055	61,463,309
Catalent Inc.(b)	108,107	5,152,380
Elanco Animal Health Inc.(b)	276,700	7,357,453
Eli Lilly & Co.	637,300	71,269,259
Horizon Therapeutics PLC(b)	135,145	3,679,998
Jazz Pharmaceuticals PLC(b)	40,781	5,225,677
Johnson & Johnson	1,968,578	254,694,622
Merck & Co. Inc.	1,908,787	160,681,690
Mylan NV(b)	379,412	7,504,769
Nektar Therapeutics(a)(b)	123,555	2,250,554
Perrigo Co. PLC	94,075	5,257,852
Pfizer Inc.	4,122,768	148,131,054
Zoetis Inc.	354,751	44,198,427

		817,756,634

Professional Services — 0.5%
CoStar Group Inc.(b)	26,697	15,836,660
Equifax Inc.	88,951	12,512,737
IHS Markit Ltd.(b)	291,732	19,511,036
ManpowerGroup Inc.	45,129	3,801,667
Nielsen Holdings PLC	262,351	5,574,959
Robert Half International Inc.	84,421	4,698,873

8

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
TransUnion	137,808	$11,177,607
Verisk Analytics Inc.	118,246	18,699,423

		91,812,962

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	246,588	13,071,630
Howard Hughes Corp. (The)(a)(b)	29,882	3,872,707
Jones Lang LaSalle Inc.	37,798	5,256,190

		22,200,527

Road & Rail — 1.0%
AMERCO	6,506	2,537,600
CSX Corp.	562,947	38,995,339
Genesee & Wyoming Inc., Class A(b)	41,099	4,541,850
JB Hunt Transport Services Inc.	63,743	7,053,163
Kansas City Southern	74,107	9,856,972
Knight-Swift Transportation Holdings Inc.	93,916	3,409,151
Landstar System Inc.	29,931	3,369,632
Lyft Inc., Class A(a)(b)	23,991	979,792
Norfolk Southern Corp.	196,889	35,373,078
Old Dominion Freight Line Inc.	47,980	8,155,161
Ryder System Inc.	38,149	1,974,974
Schneider National Inc., Class B	45,269	983,243
Uber Technologies Inc.(a)(b)	132,928	4,050,316
Union Pacific Corp.	524,680	84,987,666

		206,267,937

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices Inc.(a)(b)	745,282	21,605,725
Analog Devices Inc.	271,693	30,356,259
Applied Materials Inc.	691,046	34,483,195
Broadcom Inc.	286,213	79,014,823
Cree Inc.(a)(b)	77,439	3,794,511
Cypress Semiconductor Corp.	269,379	6,287,306
Entegris Inc.	99,092	4,663,270
First Solar Inc.(a)(b)	62,324	3,615,415
Intel Corp.	3,285,419	169,297,641
KLA Corp.	118,443	18,885,736
Lam Research Corp.	107,306	24,799,490
Marvell Technology Group Ltd.	482,930	12,058,762
Maxim Integrated Products Inc.	199,993	11,581,595
Microchip Technology Inc.	171,314	15,916,784
Micron Technology Inc.(b)	819,308	35,107,348
MKS Instruments Inc.	39,304	3,626,973
Monolithic Power Systems Inc.	30,968	4,819,550
NVIDIA Corp.	432,358	75,260,557
ON Semiconductor Corp.(a)(b)	303,407	5,828,449
Qorvo Inc.(b)	87,345	6,475,758
QUALCOMM Inc.	901,061	68,732,933
Skyworks Solutions Inc.	127,729	10,122,523
Teradyne Inc.	125,780	7,283,920
Texas Instruments Inc.	694,724	89,786,130
Universal Display Corp.	31,746	5,330,153
Versum Materials Inc.	82,261	4,354,075
Xilinx Inc.	187,496	17,980,866

		771,069,747

Software — 7.1%
2U Inc.(a)(b)	39,199	638,161
Adobe Inc.(b)	360,841	99,682,326
Alteryx Inc., Class A(a)(b)	33,479	3,596,649
Anaplan Inc.(a)(b)	60,389	2,838,283
ANSYS Inc.(b)	61,765	13,672,300

Security	Shares	Value

Software (continued)
Aspen Technology Inc.(b)	50,300	$6,190,924
Atlassian Corp. PLC, Class A(a)(b)	77,537	9,726,241
Autodesk Inc.(a)(b)	163,822	24,196,509
Avalara Inc.(b)	34,160	2,298,626
Cadence Design Systems Inc.(b)	206,574	13,650,410
CDK Global Inc.	91,101	4,381,047
Ceridian HCM Holding Inc.(a)(b)	59,968	2,960,620
Citrix Systems Inc.	92,433	8,921,633
Coupa Software Inc.(a)(b)	45,043	5,836,222
DocuSign Inc.(a)(b)	112,490	6,965,381
Dropbox Inc., Class A(a)(b)	155,757	3,141,619
Dynatrace Inc.(a)(b)	27,154	506,965
Elastic NV(a)(b)	32,942	2,712,444
Fair Isaac Corp.(b)	21,262	6,453,442
FireEye Inc.(a)(b)	146,759	1,957,765
Fortinet Inc.(b)	106,010	8,137,328
Guidewire Software Inc.(a)(b)	60,487	6,374,120
HubSpot Inc.(b)	29,298	4,441,870
Intuit Inc.	184,395	49,038,006
LogMeIn Inc.	37,270	2,644,679
Manhattan Associates Inc.(b)	47,042	3,794,878
Medallia Inc.(a)(b)	11,606	318,353
Microsoft Corp.	5,605,138	779,282,336
New Relic Inc.(a)(b)	37,913	2,329,754
Nuance Communications Inc.(a)(b)	206,767	3,372,370
Nutanix Inc., Class A(a)(b)	102,136	2,681,070
Oracle Corp.	1,661,359	91,424,586
Pagerduty Inc.(a)(b)	7,389	208,739
Palo Alto Networks Inc.(a)(b)	69,687	14,204,301
Paycom Software Inc.(a)(b)	36,599	7,667,125
Paylocity Holding Corp.(a)(b)	23,848	2,327,088
Pegasystems Inc.	27,379	1,863,141
Pluralsight Inc., Class A(a)(b)	45,847	770,000
Proofpoint Inc.(b)	40,433	5,217,879
PTC Inc.(a)(b)	76,538	5,218,361
RealPage Inc.(a)(b)	58,428	3,672,784
RingCentral Inc., Class A(a)(b)	53,630	6,739,146
salesforce.com Inc.(b)	607,350	90,155,034
ServiceNow Inc.(b)	137,825	34,986,876
Smartsheet Inc., Class A(a)(b)	62,710	2,259,441
SolarWinds Corp.(a)(b)	29,639	546,840
Splunk Inc.(a)(b)	110,603	13,035,670
SS&C Technologies Holdings Inc.(a)	163,010	8,406,426
Symantec Corp.	430,109	10,163,476
Synopsys Inc.(b)	110,894	15,220,202
Teradata Corp.(b)	86,584	2,684,104
Trade Desk Inc. (The), Class A(a)(b)	28,915	5,423,008
Tyler Technologies Inc.(b)	28,273	7,421,663
VMware Inc., Class A	57,239	8,589,284
Workday Inc., Class A(a)(b)	117,599	19,987,126
Zendesk Inc.(a)(b)	80,372	5,857,511
Zscaler Inc.(a)(b)	45,244	2,138,231

		1,448,930,373

Specialty Retail — 2.3%
Advance Auto Parts Inc.	50,316	8,322,266
AutoNation Inc.(b)	38,106	1,931,974
AutoZone Inc.(b)	18,077	19,606,676
Best Buy Co. Inc.	169,986	11,727,334
Burlington Stores Inc.(a)(b)	48,625	9,716,248
CarMax Inc.(b)	121,937	10,730,456

9

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Carvana Co.(b)	33,161	$2,188,626
Dick’s Sporting Goods Inc.	50,784	2,072,495
Five Below Inc.(b)	40,298	5,081,578
Floor & Decor Holdings Inc., Class A(a)(b)	49,006	2,506,657
Foot Locker Inc.	82,202	3,547,838
Gap Inc. (The)	159,029	2,760,743
Home Depot Inc. (The)	816,749	189,502,103
L Brands Inc.	168,796	3,306,714
Lowe’s Companies Inc.	580,616	63,844,535
O’Reilly Automotive Inc.(b)	56,007	22,319,350
Penske Automotive Group Inc.	27,300	1,290,744
Ross Stores Inc.	265,473	29,162,209
Tiffany & Co.	90,041	8,340,498
TJX Companies Inc. (The)	899,497	50,137,963
Tractor Supply Co.	88,774	8,028,721
Ulta Salon Cosmetics & Fragrance Inc.(b)	41,552	10,415,009
Urban Outfitters Inc.(a)(b)	53,614	1,506,017
Williams-Sonoma Inc.	56,477	3,839,306

		471,886,060

Technology Hardware, Storage & Peripherals — 4.0%
Apple Inc.	3,350,618	750,437,913
Dell Technologies Inc., Class C(a)(b)	114,155	5,920,078
Hewlett Packard Enterprise Co.	996,338	15,114,447
HP Inc.	1,120,340	21,196,833
NCR Corp.(b)	88,787	2,802,118
NetApp Inc.	177,709	9,331,500
Pure Storage Inc., Class A(a)(b)	168,288	2,850,799
Western Digital Corp.	216,760	12,927,566
Xerox Holdings Corp.(b)	137,315	4,107,092

		824,688,346

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(b)	103,394	3,428,545
Carter’s Inc.	33,295	3,036,837
Columbia Sportswear Co.	22,246	2,155,415
Hanesbrands Inc.	260,350	3,988,562
Lululemon Athletica Inc.(b)	86,936	16,737,788
NIKE Inc., Class B	914,012	85,844,007
PVH Corp.	55,531	4,899,500
Ralph Lauren Corp.	38,679	3,692,684
Skechers U.S.A. Inc., Class A(b)	98,170	3,666,649
Tapestry Inc.	210,898	5,493,893
Under Armour Inc., Class A(a)(b)	138,515	2,761,989
Under Armour Inc., Class C, NVS(a)(b)	142,929	2,591,303
VF Corp.	226,720	20,175,813

		158,472,985

Thrifts & Mortgage Finance — 0.1%
LendingTree Inc.(b)	5,686	1,765,105
MGIC Investment Corp.	260,786	3,280,688
New York Community Bancorp. Inc.	339,610	4,262,105
TFS Financial Corp.	41,752	752,371

		10,060,269

Tobacco — 0.7%
Altria Group Inc.	1,386,343	56,701,429
Philip Morris International Inc.	1,151,678	87,446,910

		144,148,339

Trading Companies & Distributors — 0.2%
Air Lease Corp.	77,766	3,252,174
Fastenal Co.	426,468	13,932,710
HD Supply Holdings Inc.(b)	124,853	4,891,116

Security	Shares	Value

Trading Companies & Distributors (continued)
MSC Industrial Direct Co. Inc., Class A	33,683	$2,443,028
United Rentals Inc.(b)	57,830	7,207,931
Univar Solutions Inc.(a)(b)	116,149	2,411,253
Watsco Inc.	24,513	4,147,109
WESCO International Inc.(a)(b)	29,946	1,430,521
WW Grainger Inc.	32,071	9,529,898

		49,245,740

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	53,279	2,102,922

Water Utilities — 0.1%
American Water Works Co. Inc.	134,028	16,650,298
Aqua America Inc.	159,771	7,162,534

		23,812,832

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	417,228	2,574,297
Telephone & Data Systems Inc.	73,496	1,896,197
T-Mobile U.S. Inc.(b)	230,699	18,172,160
U.S. Cellular Corp.(a)(b)	9,281	348,780

		22,991,434

Total Common Stocks — 99.8% (Cost: $17,742,768,667)		20,375,631,438

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	467,955,805	468,189,782
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	17,524,000	17,524,000

		485,713,782

Total Short-Term Investments — 2.4% (Cost: $485,576,337)		485,713,782

Total Investments in Securities — 102.2% (Cost: $18,228,345,004)		20,861,345,220

Other Assets, Less Liabilities — (2.2)%		(450,245,408)

Net Assets — 100.0%		$20,411,099,812

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-VotingShares

10

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.4%
Boeing Co. (The)	1,696,104	$645,316,689
BWX Technologies Inc.	232,427	13,297,149
General Dynamics Corp.	56,767	10,373,034
HEICO Corp.(a)	127,466	15,917,954
HEICO Corp., Class A(a)	246,706	24,006,961
Hexcel Corp.	256,931	21,101,743
Huntington Ingalls Industries Inc.	104,759	22,186,908
L3Harris Technologies Inc.	356,712	74,424,392
Lockheed Martin Corp.	794,304	309,826,218
Northrop Grumman Corp.	508,274	190,496,012
Raytheon Co.	557,483	109,372,590
Spirit AeroSystems Holdings Inc., Class A	300,741	24,732,940
TransDigm Group Inc.	128,908	67,118,528

		1,528,171,118

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	333,153	28,244,712
Expeditors International of Washington Inc.	394,811	29,330,509
United Parcel Service Inc., Class B	2,243,073	268,765,007
XPO Logistics Inc.(a)(b)	175,518	12,561,823

		338,902,051

Airlines — 0.2%
Alaska Air Group Inc.	182,934	11,874,246
American Airlines Group Inc.	144,000	3,883,680
Delta Air Lines Inc.	380,824	21,935,463
JetBlue Airways Corp.(a)(b)	84,064	1,408,072
Southwest Airlines Co.	933,510	50,418,875
United Airlines Holdings Inc.(b)	170,074	15,036,242

		104,556,578

Auto Components — 0.0%
Aptiv PLC	59,945	5,240,392

Automobiles — 0.2%
Tesla Inc.(a)(b)	451,559	108,767,016

Banks — 0.1%
CIT Group Inc.	25,163	1,140,136
Comerica Inc.	34,470	2,274,675
First Republic Bank/CA	100,463	9,714,772
Signature Bank/New York NY	88,384	10,537,140
SVB Financial Group(a)(b)	12,250	2,559,638
Synovus Financial Corp.	35,940	1,285,214
Western Alliance Bancorp.(a)	32,577	1,501,148

		29,012,723

Beverages — 2.4%
Brown-Forman Corp., Class A	134,754	8,051,551
Brown-Forman Corp., Class B, NVS(a)	518,565	32,555,511
Coca-Cola Co. (The)	8,378,198	456,109,099
Monster Beverage Corp.(b)	1,244,754	72,270,417
PepsiCo Inc.	3,770,518	516,938,018

		1,085,924,596

Biotechnology — 3.3%
AbbVie Inc.	4,750,524	359,709,677
Agios Pharmaceuticals Inc.(a)(b)	17,565	569,106
Alexion Pharmaceuticals Inc.(b)	528,065	51,718,686
Alnylam Pharmaceuticals Inc.(a)(b)	284,769	22,901,123
Amgen Inc.	1,772,041	342,907,654
Biogen Inc.(b)	202,685	47,189,122
BioMarin Pharmaceutical Inc.(a)(b)	574,638	38,730,601

Security	Shares	Value

Biotechnology (continued)
Celgene Corp.(a)(b)	2,257,375	$224,157,337
Exact Sciences Corp.(a)(b)	412,137	37,244,821
Exelixis Inc.(b)	411,982	7,285,902
Gilead Sciences Inc.	592,413	37,547,136
Incyte Corp.(a)(b)	570,807	42,371,004
Ionis Pharmaceuticals Inc.(b)	413,334	24,762,840
Moderna Inc.(a)(b)	590,335	9,398,133
Neurocrine Biosciences Inc.(a)(b)	292,109	26,321,942
Regeneron Pharmaceuticals Inc.(b)	55,180	15,306,932
Sage Therapeutics Inc.(a)(b)	163,081	22,878,633
Sarepta Therapeutics Inc.(a)(b)	227,708	17,150,966
Seattle Genetics Inc.(a)(b)	368,447	31,465,374
Vertex Pharmaceuticals Inc.(b)	824,390	139,668,154

		1,499,285,143

Building Products — 0.2%
Allegion PLC	229,879	23,826,958
AO Smith Corp.	72,232	3,446,189
Armstrong World Industries Inc.(a)	160,279	15,498,979
Fortune Brands Home & Security Inc.	150,100	8,210,470
Lennox International Inc.	103,730	25,203,278

		76,185,874

Capital Markets — 1.6%
Ameriprise Financial Inc.	58,823	8,652,863
Cboe Global Markets Inc.	90,946	10,450,605
Charles Schwab Corp. (The)	2,253,057	94,245,374
E*TRADE Financial Corp.	143,324	6,261,826
Evercore Inc., Class A	46,224	3,702,542
FactSet Research Systems Inc.(a)	120,889	29,372,400
Interactive Brokers Group Inc., Class A(a)	71,412	3,840,537
Intercontinental Exchange Inc.	715,198	65,991,320
Lazard Ltd., Class A	126,951	4,443,285
LPL Financial Holdings Inc.	264,265	21,643,304
MarketAxess Holdings Inc.(a)	118,667	38,863,443
Moody’s Corp.(a)	527,724	108,093,707
Morningstar Inc.	62,866	9,187,237
MSCI Inc.	265,676	57,850,949
Raymond James Financial Inc.	93,408	7,702,424
S&P Global Inc.	789,999	193,533,955
SEI Investments Co.	203,015	12,029,654
T Rowe Price Group Inc.	215,528	24,624,074
TD Ameritrade Holding Corp.	766,750	35,807,225
Virtu Financial Inc., Class A	86,954	1,422,567

		737,719,291

Chemicals — 0.9%
Air Products & Chemicals Inc.	101,488	22,516,128
Axalta Coating Systems Ltd.(b)	216,628	6,531,334
CF Industries Holdings Inc.	69,597	3,424,172
Ecolab Inc.(a)	810,075	160,427,253
Element Solutions Inc.(a)(b)	275,222	2,801,760
NewMarket Corp.	20,340	9,602,311
PPG Industries Inc.	248,199	29,414,064
RPM International Inc.	68,546	4,716,650
Scotts Miracle-Gro Co. (The)	130,111	13,247,902
Sherwin-Williams Co. (The)	266,272	146,414,985
WR Grace & Co.	188,407	12,578,051

		411,674,610

Commercial Services & Supplies — 0.7%
Cintas Corp.	267,814	71,800,934
Copart Inc.(b)	634,516	50,970,670

11

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
IAA Inc.(b)	397,515	$16,588,301
KAR Auction Services Inc.	422,973	10,383,987
Republic Services Inc.	43,495	3,764,492
Rollins Inc.	463,639	15,796,181
Waste Management Inc.	1,069,926	123,041,490

		292,346,055

Communications Equipment — 1.8%
Arista Networks Inc.(a)(b)	192,530	45,999,267
Cisco Systems Inc.	13,729,325	678,365,948
F5 Networks Inc.(b)	179,616	25,221,679
Motorola Solutions Inc.	392,697	66,919,496
Ubiquiti Inc.(a)(b)	51,361	6,073,952

		822,580,342

Construction & Engineering — 0.0%
Quanta Services Inc.	114,912	4,343,674

Construction Materials — 0.2%
Eagle Materials Inc.(a)	120,072	10,807,681
Martin Marietta Materials Inc.	62,669	17,177,573
Vulcan Materials Co.	387,450	58,597,938

		86,583,192

Consumer Finance — 0.5%
American Express Co.	1,227,627	145,203,721
Credit Acceptance Corp.(b)	30,375	14,012,291
Discover Financial Services	366,796	29,743,488
Synchrony Financial	594,111	20,253,244

		209,212,744

Containers & Packaging — 0.3%
AptarGroup Inc.	84,439	10,001,800
Avery Dennison Corp.	254,478	28,901,066
Ball Corp.(a)	1,064,165	77,481,854
Berry Global Group Inc.(b)	172,537	6,775,528
Crown Holdings Inc.(a)(b)	245,985	16,249,769
Sealed Air Corp.	36,136	1,500,005

		140,910,022

Distributors — 0.1%
LKQ Corp.(a)(b)	141,379	4,446,370
Pool Corp.	127,136	25,643,331

		30,089,701

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	185,452	28,281,430
Grand Canyon Education Inc.(a)(b)	14,033	1,378,040
H&R Block Inc.	98,419	2,324,657
Service Corp. International/U.S.	212,648	10,166,701
ServiceMaster Global Holdings Inc.(a)(b)	76,632	4,283,729

		46,434,557

Diversified Financial Services — 0.0%
Voya Financial Inc.	37,503	2,041,663

Diversified Telecommunication Services — 0.1%
Zayo Group Holdings Inc.(a)(b)	731,693	24,804,393

Electrical Equipment — 0.3%
Acuity Brands Inc.	36,604	4,933,853
AMETEK Inc.(a)	580,302	53,283,330
Emerson Electric Co.	176,758	11,818,040
Hubbell Inc.	98,463	12,938,038
Rockwell Automation Inc.	378,121	62,314,341

Security	Shares	Value

Electrical Equipment (continued)
Sensata Technologies Holding PLC(a)(b)	229,418	$11,484,665

		156,772,267

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A(a)	941,640	90,868,260
CDW Corp./DE	463,525	57,124,821
Cognex Corp.(a)	531,426	26,108,959
Corning Inc.	793,120	22,619,783
Dolby Laboratories Inc., Class A	26,527	1,714,705
FLIR Systems Inc.	40,546	2,132,314
IPG Photonics Corp.(a)(b)	8,068	1,094,021
Jabil Inc.	101,848	3,643,103
Keysight Technologies Inc.(b)	602,017	58,546,153
National Instruments Corp.	22,753	955,399
Trimble Inc.(b)	148,449	5,761,306
Zebra Technologies Corp., Class A(a)(b)	172,360	35,569,933

		306,138,757

Entertainment — 1.2%
Activision Blizzard Inc.	131,046	6,934,954
Electronic Arts Inc.(b)	841,053	82,271,805
Live Nation Entertainment Inc.(a)(b)	416,725	27,645,537
Madison Square Garden Co. (The), Class A(a)(b)	5,637	1,485,462
Netflix Inc.(b)	1,349,715	361,210,728
Spotify Technology SA(a)(b)	378,527	43,152,078
Take-Two Interactive Software Inc.(b)	166,248	20,837,524
World Wrestling Entertainment Inc., Class A(a)	144,429	10,276,123
Zynga Inc., Class A(a)(b)	702,496	4,088,527

		557,902,738

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Homes 4 Rent, Class A(a)	368,954	9,552,219
American Tower Corp.	1,410,884	311,988,779
Americold Realty Trust	621,387	23,034,816
Brookfield Property REIT Inc., Class A	235,770	4,807,350
Colony Capital Inc.	89,089	536,316
CoreSite Realty Corp.	94,903	11,563,931
Crown Castle International Corp.	1,331,498	185,091,537
Equinix Inc.	269,421	155,402,033
Equity LifeStyle Properties Inc.	279,197	37,300,719
Extra Space Storage Inc.	322,211	37,640,689
Iron Mountain Inc.	101,534	3,288,686
Lamar Advertising Co., Class A	276,318	22,638,734
Outfront Media Inc.	86,593	2,405,553
Public Storage	360,433	88,403,402
SBA Communications Corp.	360,637	86,967,613
Simon Property Group Inc.	875,873	136,329,632
Sun Communities Inc.	68,134	10,114,492
UDR Inc.	56,523	2,740,235

		1,129,806,736

Food & Staples Retailing — 1.2%
Casey’s General Stores Inc.	32,114	5,175,492
Costco Wholesale Corp.	1,408,032	405,668,099
Grocery Outlet Holding Corp.(a)(b)	12,372	429,061
Sprouts Farmers Market Inc.(b)	199,737	3,862,914
Sysco Corp.	1,530,678	121,535,833

		536,671,399

Food Products — 0.4%
Campbell Soup Co.	312,045	14,641,151
Hershey Co. (The)	407,121	63,099,684
Kellogg Co.	307,286	19,773,854
Lamb Weston Holdings Inc.	126,657	9,210,497

12

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
McCormick & Co. Inc./MD, NVS	255,470	$39,929,961
Pilgrim’s Pride Corp.(a)(b)	59,891	1,919,207
Post Holdings Inc.(a)(b)	96,944	10,260,553
TreeHouse Foods Inc.(a)(b)	29,870	1,656,292

		160,491,199

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	2,389,467	199,926,704
ABIOMED Inc.(a)(b)	143,439	25,516,364
Align Technology Inc.(a)(b)	256,170	46,346,276
Baxter International Inc.	734,485	64,245,403
Becton Dickinson and Co.(a)	74,277	18,789,110
Boston Scientific Corp.(a)(b)	4,458,982	181,435,978
Cantel Medical Corp.(a)	71,859	5,375,053
Cooper Companies Inc. (The)	22,534	6,692,598
Danaher Corp.	108,101	15,613,027
DexCom Inc.(a)(b)	290,817	43,401,529
Edwards Lifesciences Corp.(b)	667,612	146,814,555
Hill-Rom Holdings Inc.	114,235	12,020,949
Hologic Inc.(a)(b)	690,422	34,859,407
ICU Medical Inc.(b)	18,682	2,981,647
IDEXX Laboratories Inc.(a)(b)	273,732	74,435,943
Insulet Corp.(a)(b)	191,684	31,614,442
Intuitive Surgical Inc.(a)(b)	368,262	198,835,702
Masimo Corp.(b)	152,700	22,720,233
Penumbra Inc.(a)(b)	103,016	13,854,622
ResMed Inc.	458,552	61,954,961
STERIS PLC	15,433	2,229,914
Stryker Corp.	1,098,874	237,686,446
Teleflex Inc.	148,127	50,326,148
Varian Medical Systems Inc.(a)(b)	293,415	34,942,792
West Pharmaceutical Services Inc.(a)	179,276	25,424,922

		1,558,044,725

Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	488,181	40,191,942
Anthem Inc.	242,789	58,293,639
Centene Corp.(b)	1,097,322	47,470,150
Chemed Corp.(a)	50,461	21,071,000
Cigna Corp.(b)	365,837	55,530,398
Encompass Health Corp.	164,786	10,427,658
Guardant Health Inc.(a)(b)	117,235	7,483,110
HCA Healthcare Inc.	520,022	62,621,049
Henry Schein Inc.(a)(b)	67,272	4,271,772
Humana Inc.	184,345	47,131,486
Laboratory Corp. of America Holdings(b)	20,126	3,381,168
McKesson Corp.	67,162	9,178,359
Molina Healthcare Inc.(a)(b)	154,305	16,930,345
UnitedHealth Group Inc.	3,028,800	658,218,816
WellCare Health Plans Inc.(b)	146,013	37,842,189

		1,080,043,081

Health Care Technology — 0.3%
Cerner Corp.(a)	1,013,659	69,101,134
Change Healthcare Inc.(b)	79,845	964,528
Medidata Solutions Inc.(b)	202,032	18,485,928
Veeva Systems Inc., Class A(a)(b)	415,554	63,450,940

		152,002,530

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill Inc.(b)	82,643	69,458,962
Choice Hotels International Inc.	51,074	4,543,543
Darden Restaurants Inc.	395,426	46,747,262

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Domino’s Pizza Inc.(a)	132,789	$32,478,861
Dunkin’ Brands Group Inc.	250,607	19,888,172
Hilton Grand Vacations Inc.(a)(b)	39,766	1,272,512
Hilton Worldwide Holdings Inc.	906,292	84,384,848
Las Vegas Sands Corp.	527,421	30,463,837
Marriott International Inc./MD, Class A	878,696	109,283,421
McDonald’s Corp.	395,886	85,000,683
MGM Resorts International	138,956	3,851,860
Norwegian Cruise Line Holdings Ltd.(b)	147,032	7,611,847
Planet Fitness Inc., Class A(b)	276,772	16,016,796
Six Flags Entertainment Corp.	23,540	1,195,597
Starbucks Corp.	3,844,270	339,910,353
Vail Resorts Inc.	116,016	26,400,601
Wendy’s Co. (The)	612,864	12,245,023
Wyndham Hotels & Resorts Inc.	99,030	5,123,812
Wynn Resorts Ltd.	261,586	28,439,630
Yum China Holdings Inc.	939,709	42,690,980
Yum! Brands Inc.	874,814	99,230,152

		1,066,238,752

Household Durables — 0.2%
Lennar Corp., Class A(a)	377,646	21,091,529
Lennar Corp., Class B	27,580	1,223,725
NVR Inc.(b)	10,375	38,567,506
Roku Inc.(a)(b)	273,645	27,846,115
Tempur Sealy International Inc.(b)	150,983	11,655,888

		100,384,763

Household Products — 0.4%
Church & Dwight Co. Inc.	789,177	59,377,678
Clorox Co. (The)	333,667	50,674,007
Procter & Gamble Co. (The)	459,434	57,144,401

		167,196,086

Industrial Conglomerates — 1.0%
3M Co.	1,374,817	226,019,915
Carlisle Companies Inc.	157,841	22,972,179
Honeywell International Inc.	1,127,264	190,733,069
Roper Technologies Inc.	51,816	18,477,585

		458,202,748

Insurance — 1.0%
Alleghany Corp.(b)	4,826	3,849,990
Aon PLC	751,431	145,454,499
Arch Capital Group Ltd.(b)	176,881	7,425,464
Arthur J Gallagher & Co.	129,100	11,563,487
Athene Holding Ltd., Class A(a)(b)	196,973	8,284,684
Axis Capital Holdings Ltd.	30,553	2,038,496
Brown & Brown Inc.	43,964	1,585,342
Erie Indemnity Co., Class A, NVS	54,140	10,051,091
Everest Re Group Ltd.	40,601	10,803,520
Kemper Corp.	42,446	3,308,666
Markel Corp.(b)	3,914	4,625,957
Marsh & McLennan Companies Inc.	1,431,564	143,227,978
Primerica Inc.	96,751	12,309,630
Progressive Corp. (The)	613,023	47,356,027
RenaissanceRe Holdings Ltd.	55,410	10,719,064
Travelers Companies Inc. (The)	138,122	20,537,360

		443,141,255

Interactive Media & Services — 8.6%
Alphabet Inc., Class A(b)	943,485	1,152,127,273
Alphabet Inc., Class C, NVS(b)	966,698	1,178,404,862
Facebook Inc., Class A(b)	7,658,656	1,363,853,460

13

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
IAC/InterActiveCorp.(b)	138,146	$30,111,684
Match Group Inc.(a)	175,365	12,528,076
TripAdvisor Inc.(b)	312,982	12,106,144
Twitter Inc.(b)	2,427,111	99,996,973

		3,849,128,472

Internet & Direct Marketing Retail — 6.1%
Amazon.com Inc.(b)	1,305,703	2,266,582,895
Booking Holdings Inc.(a)(b)	136,261	267,427,201
eBay Inc.	2,548,962	99,358,539
Etsy Inc.(a)(b)	388,067	21,925,785
Expedia Group Inc.	384,321	51,656,586
GrubHub Inc.(a)(b)	296,826	16,684,589
Wayfair Inc., Class A(a)(b)	201,164	22,554,508

		2,746,190,103

IT Services — 9.5%
Accenture PLC, Class A	2,042,434	392,862,180
Akamai Technologies Inc.(a)(b)	470,037	42,951,981
Alliance Data Systems Corp.	15,119	1,937,198
Automatic Data Processing Inc.	1,394,072	225,031,102
Black Knight Inc.(a)(b)	459,479	28,055,788
Booz Allen Hamilton Holding Corp.	436,100	30,971,822
Broadridge Financial Solutions Inc.	371,192	46,187,421
Cognizant Technology Solutions Corp., Class A	137,471	8,284,690
CoreLogic Inc.(a)(b)	14,261	659,856
EPAM Systems Inc.(a)(b)	165,874	30,242,148
Euronet Worldwide Inc.(b)	161,898	23,685,677
Fidelity National Information Services Inc.(a)	1,195,876	158,764,498
Fiserv Inc.(a)(b)	1,806,661	187,152,013
FleetCor Technologies Inc.(a)(b)	272,804	78,234,731
Gartner Inc.(a)(b)	285,830	40,870,832
Genpact Ltd.	566,538	21,953,348
Global Payments Inc.	956,875	152,143,125
GoDaddy Inc., Class A(a)(b)	562,440	37,109,791
International Business Machines Corp.	1,719,557	250,057,979
Jack Henry & Associates Inc.(a)	216,923	31,664,250
Mastercard Inc., Class A	2,876,574	781,191,201
MongoDB Inc.(a)(b)	134,038	16,148,898
Okta Inc.(a)(b)	332,470	32,734,996
Paychex Inc.	1,027,765	85,068,109
PayPal Holdings Inc.(b)	3,764,907	390,006,716
Sabre Corp.	172,702	3,867,661
Square Inc., Class A(a)(b)	1,088,312	67,420,928
Switch Inc., Class A(a)	186,577	2,914,333
Twilio Inc., Class A(a)(b)	383,549	42,175,048
VeriSign Inc.(a)(b)	231,367	43,642,757
Visa Inc., Class A(a)	5,575,084	958,970,199
Western Union Co. (The)	296,749	6,875,674
WEX Inc.(a)(b)	139,042	28,096,217

		4,247,933,167

Leisure Products — 0.1%
Hasbro Inc.	373,071	44,279,797
Mattel Inc.(a)(b)	792,139	9,022,463
Polaris Inc.	168,984	14,872,282

		68,174,542

Life Sciences Tools & Services — 1.4%
Adaptive Biotechnologies Corp.(a)(b)	37,410	1,155,969
Agilent Technologies Inc.	97,097	7,440,543
Avantor Inc.(a)(b)	532,111	7,822,032
Bio-Techne Corp.(a)	121,592	23,791,907

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bruker Corp.(a)	329,311	$14,466,632
Charles River Laboratories International Inc.(b)	156,601	20,729,274
Illumina Inc.(a)(b)	471,869	143,551,987
IQVIA Holdings Inc.(a)(b)	246,999	36,896,711
Mettler-Toledo International Inc.(a)(b)	78,989	55,639,852
PerkinElmer Inc.	82,429	7,020,478
PRA Health Sciences Inc.(b)	202,844	20,128,210
Thermo Fisher Scientific Inc.	872,179	254,039,577
Waters Corp.(a)(b)	212,240	47,378,335

		640,061,507

Machinery — 1.3%
Allison Transmission Holdings Inc.	365,267	17,185,812
Caterpillar Inc.	137,803	17,405,897
Deere & Co.	114,250	19,271,690
Donaldson Co. Inc.	414,472	21,585,702
Dover Corp.	206,541	20,563,222
Flowserve Corp.	99,520	4,648,579
Fortive Corp.	217,043	14,880,468
Graco Inc.	534,612	24,613,536
IDEX Corp.	122,925	20,144,949
Illinois Tool Works Inc.	1,042,631	163,161,325
Ingersoll-Rand PLC	728,555	89,765,262
Lincoln Electric Holdings Inc.	180,710	15,678,400
Middleby Corp. (The)(a)(b)	180,083	21,051,703
Nordson Corp.(a)	169,017	24,720,426
Toro Co. (The)	342,563	25,109,868
WABCO Holdings Inc.(b)	139,642	18,677,118
Wabtec Corp.(a)	165,948	11,925,023
Woodward Inc.	147,486	15,903,415
Xylem Inc./NY	575,685	45,836,040

		592,128,435

Media — 1.4%
Altice USA Inc., Class A(b)	1,005,244	28,830,398
AMC Networks Inc., Class A(a)(b)	137,914	6,779,852
Cable One Inc.(a)	14,294	17,934,682
CBS Corp., Class B, NVS	958,598	38,698,601
Charter Communications Inc., Class A(a)(b)	302,735	124,763,148
Comcast Corp., Class A	6,783,623	305,805,725
Fox Corp., Class A, NVS	122,261	3,855,501
Fox Corp., Class B(b)	50,295	1,586,304
Interpublic Group of Companies Inc. (The)	133,272	2,873,344
New York Times Co. (The), Class A	96,856	2,758,459
Nexstar Media Group Inc., Class A	114,503	11,714,802
Omnicom Group Inc.	375,198	29,378,003
Sinclair Broadcast Group Inc., Class A	189,529	8,100,470
Sirius XM Holdings Inc.	4,377,791	27,383,083

		610,462,372

Metals & Mining — 0.0%
Royal Gold Inc.	69,480	8,560,631
Southern Copper Corp.	202,654	6,916,581

		15,477,212

Multiline Retail — 0.5%
Dollar General Corp.	780,651	124,076,670
Dollar Tree Inc.(b)	411,525	46,979,694
Nordstrom Inc.	357,911	12,050,863
Ollie’s Bargain Outlet Holdings Inc.(b)	174,752	10,247,457
Target Corp.	92,051	9,841,173

		203,195,857

14

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.3%
Cabot Oil & Gas Corp.	831,568	$14,610,650
Cheniere Energy Inc.(b)	433,423	27,331,655
Diamondback Energy Inc.	113,443	10,199,660
Equitrans Midstream Corp.	66,097	961,711
ONEOK Inc.	423,884	31,236,012
Parsley Energy Inc., Class A(a)	513,250	8,622,600
Pioneer Natural Resources Co.	230,642	29,007,844

		121,970,132

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	691,076	137,489,570
Herbalife Nutrition Ltd.(a)(b)	49,064	1,857,563

		139,347,133

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	2,156,361	109,349,066
Eli Lilly & Co.	2,762,851	308,969,627
Horizon Therapeutics PLC(b)	67,126	1,827,841
Jazz Pharmaceuticals PLC(a)(b)	159,643	20,456,654
Johnson & Johnson	1,289,268	166,805,494
Merck & Co. Inc.	7,825,306	658,734,259
Nektar Therapeutics(a)(b)	81,608	1,486,490
Zoetis Inc.(a)	1,537,929	191,610,574

		1,459,240,005

Professional Services — 0.7%
CoStar Group Inc.(b)	115,121	68,289,777
Equifax Inc.	327,440	46,060,985
IHS Markit Ltd.(b)	799,564	53,474,840
Nielsen Holdings PLC	141,388	3,004,495
Robert Half International Inc.	376,519	20,957,048
TransUnion	600,726	48,724,886
Verisk Analytics Inc.	513,850	81,260,239

		321,772,270

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	401,543	21,285,794
Howard Hughes Corp. (The)(a)(b)	43,248	5,604,941
Jones Lang LaSalle Inc.	18,464	2,567,604

		29,458,339

Road & Rail — 1.1%
CSX Corp.	890,508	61,685,489
Genesee & Wyoming Inc., Class A(b)	33,585	3,711,478
JB Hunt Transport Services Inc.	84,423	9,341,405
Landstar System Inc.	114,959	12,942,084
Lyft Inc., Class A(a)(b)	31,516	1,287,114
Norfolk Southern Corp.	116,060	20,851,340
Old Dominion Freight Line Inc.	88,305	15,009,201
Uber Technologies Inc.(a)(b)	63,223	1,926,405
Union Pacific Corp.	2,271,679	367,966,564

		494,721,080

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices Inc.(a)(b)	3,229,053	93,610,247
Analog Devices Inc.	158,986	17,763,506
Applied Materials Inc.	1,608,477	80,263,002
Broadcom Inc.	1,240,824	342,554,282
Cree Inc.(a)(b)	25,358	1,242,542
Entegris Inc.	437,666	20,596,562
KLA Corp.	510,084	81,332,894
Lam Research Corp.	406,786	94,012,312
Maxim Integrated Products Inc.	332,442	19,251,716
Microchip Technology Inc.	212,790	19,770,319

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems Inc.	135,837	$21,140,312
NVIDIA Corp.(a)	1,869,729	325,463,727
QUALCOMM Inc.	3,906,311	297,973,403
Skyworks Solutions Inc.	33,799	2,678,571
Teradyne Inc.(a)	551,786	31,953,927
Texas Instruments Inc.	3,004,337	388,280,514
Universal Display Corp.(a)	137,750	23,128,225
Versum Materials Inc.	355,760	18,830,377
Xilinx Inc.	817,489	78,397,195

		1,958,243,633

Software — 13.6%
2U Inc.(a)(b)	65,376	1,064,322
Adobe Inc.(a)(b)	1,560,452	431,074,865
Alteryx Inc., Class A(a)(b)	147,812	15,879,443
Anaplan Inc.(a)(b)	272,124	12,789,828
ANSYS Inc.(a)(b)	267,451	59,202,953
Aspen Technology Inc.(a)(b)	222,629	27,401,177
Atlassian Corp. PLC, Class A(a)(b)	336,735	42,240,038
Autodesk Inc.(b)	544,600	80,437,420
Avalara Inc.(b)	147,691	9,938,127
Cadence Design Systems Inc.(b)	890,100	58,817,808
CDK Global Inc.	396,721	19,078,313
Ceridian HCM Holding Inc.(a)(b)	224,655	11,091,217
Citrix Systems Inc.	357,268	34,483,507
Coupa Software Inc.(a)(b)	195,611	25,345,317
DocuSign Inc.(a)(b)	495,835	30,702,103
Dropbox Inc., Class A(a)(b)	694,568	14,009,437
Dynatrace Inc.(a)(b)	95,160	1,776,637
Elastic NV(a)(b)	142,096	11,700,185
Fair Isaac Corp.(b)	91,520	27,778,150
FireEye Inc.(a)(b)	671,671	8,960,091
Fortinet Inc.(a)(b)	458,034	35,158,690
Guidewire Software Inc.(a)(b)	260,946	27,498,490
HubSpot Inc.(b)	128,850	19,534,949
Intuit Inc.	797,415	212,064,545
Manhattan Associates Inc.(a)(b)	210,299	16,964,820
Medallia Inc.(a)(b)	40,679	1,115,825
Microsoft Corp.	23,626,565	3,284,801,332
New Relic Inc.(a)(b)	163,873	10,069,996
Nutanix Inc., Class A(a)(b)	462,531	12,141,439
Oracle Corp.	7,184,540	395,365,236
Pagerduty Inc.(a)(b)	31,881	900,638
Palo Alto Networks Inc.(a)(b)	301,985	61,553,603
Paycom Software Inc.(a)(b)	161,535	33,839,967
Paylocity Holding Corp.(a)(b)	108,300	10,567,914
Pegasystems Inc.	127,416	8,670,659
Pluralsight Inc., Class A(b)	222,697	3,740,196
Proofpoint Inc.(a)(b)	175,577	22,658,212
PTC Inc.(b)	337,340	22,999,841
RealPage Inc.(a)(b)	253,848	15,956,885
RingCentral Inc., Class A(a)(b)	231,148	29,046,058
salesforce.com Inc.(a)(b)	2,626,483	389,875,137
ServiceNow Inc.(a)(b)	598,228	151,860,178
Smartsheet Inc., Class A(a)(b)	281,838	10,154,623
SolarWinds Corp.(a)(b)	41,115	758,572
Splunk Inc.(a)(b)	480,048	56,578,457
SS&C Technologies Holdings Inc.(a)	646,452	33,337,530
Synopsys Inc.(a)(b)	476,894	65,453,702
Teradata Corp.(a)(b)	387,260	12,005,060
Trade Desk Inc. (The), Class A(a)(b)	124,582	23,365,354

15

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(b)	120,630	$31,665,375
VMware Inc., Class A	246,436	36,980,186
Workday Inc., Class A(a)(b)	510,657	86,791,264
Zendesk Inc.(a)(b)	359,137	26,173,905
Zscaler Inc.(a)(b)	204,155	9,648,365

		6,083,067,941

Specialty Retail — 3.3%
Advance Auto Parts Inc.(a)	55,165	9,124,291
AutoZone Inc.(a)(b)	78,172	84,786,915
Best Buy Co. Inc.	156,182	10,774,996
Burlington Stores Inc.(a)(b)	210,585	42,079,095
CarMax Inc.(a)(b)	255,191	22,456,808
Carvana Co.(a)(b)	143,093	9,444,138
Five Below Inc.(a)(b)	177,587	22,393,721
Floor & Decor Holdings Inc., Class A(a)(b)	221,023	11,305,326
Home Depot Inc. (The)	2,013,251	467,114,497
L Brands Inc.	113,846	2,230,243
Lowe’s Companies Inc.	2,517,116	276,782,075
O’Reilly Automotive Inc.(b)	241,818	96,366,891
Ross Stores Inc.	1,151,642	126,507,874
TJX Companies Inc. (The)	3,889,873	216,821,521
Tractor Supply Co.	387,987	35,089,544
Ulta Salon Cosmetics & Fragrance Inc.(b)	182,752	45,806,789
Williams-Sonoma Inc.	45,770	3,111,445

		1,482,196,169

Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	14,489,739	3,245,266,844
Dell Technologies Inc., Class C(a)(b)	362,833	18,816,519
HP Inc.	246,074	4,655,720
NCR Corp.(a)(b)	394,866	12,461,971
NetApp Inc.	767,275	40,289,610
Pure Storage Inc., Class A(a)(b)	752,622	12,749,417

		3,334,240,081

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(b)	202,026	6,699,182
Carter’s Inc.	63,303	5,773,867
Columbia Sportswear Co.	62,114	6,018,225
Hanesbrands Inc.	917,876	14,061,860
Lululemon Athletica Inc.(b)	377,677	72,714,153
NIKE Inc., Class B	3,952,642	371,232,137
Skechers U.S.A. Inc., Class A(b)	164,506	6,144,299
Under Armour Inc., Class A(a)(b)	414,839	8,271,890
Under Armour Inc., Class C, NVS(a)(b)	429,487	7,786,599
VF Corp.	994,180	88,472,078

		587,174,290

Thrifts & Mortgage Finance — 0.0%
LendingTree Inc.(a)(b)	24,939	7,741,814

Tobacco — 0.3%
Altria Group Inc.	2,939,902	120,241,992

Trading Companies & Distributors — 0.3%
Air Lease Corp.	23,979	1,002,802
Fastenal Co.	1,661,546	54,282,708
United Rentals Inc.(a)(b)	181,215	22,586,638
WW Grainger Inc.	143,197	42,550,988

		120,423,136

Security	Shares	Value

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(b)	525,808	$41,417,896

Total Common Stocks — 99.8% (Cost: $31,454,034,893)		44,731,830,349

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.11%(c)(d)(e)	1,208,845,214	1,209,449,636
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.85%(c)(d)	58,541,000	58,541,000

		1,267,990,636

Total Short-Term Investments — 2.9% (Cost: $1,267,646,231)		1,267,990,636

Total Investments in Securities — 102.7% (Cost: $32,721,681,124)		45,999,820,985

Other Assets, Less Liabilities — (2.7)%		(1,189,981,560)

Net Assets — 100.0%		$44,809,839,425

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

16

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Arconic Inc.	1,131,257	$29,412,682
BWX Technologies Inc.	63,587	3,637,812
Curtiss-Wright Corp.	125,627	16,252,365
General Dynamics Corp.	689,072	125,914,127
Hexcel Corp.	11,603	952,954
Huntington Ingalls Industries Inc.	24,127	5,109,857
L3Harris Technologies Inc.	317,886	66,323,735
Raytheon Co.	308,013	60,429,070
Spirit AeroSystems Holdings Inc., Class A	25,038	2,059,125
Teledyne Technologies Inc.(a)(b)	103,248	33,244,824
Textron Inc.(b)	665,984	32,606,577
TransDigm Group Inc.	26,716	13,910,220
United Technologies Corp.	2,350,853	320,938,452

		710,791,800

Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.	91,278	7,738,549
Expeditors International of Washington Inc.	142,511	10,587,142
FedEx Corp.	698,545	101,687,196
XPO Logistics Inc.(a)(b)	110,700	7,922,799

		127,935,686

Airlines — 0.6%
Alaska Air Group Inc.	188,910	12,262,148
American Airlines Group Inc.	1,048,502	28,278,099
Copa Holdings SA, Class A, NVS	90,435	8,930,456
Delta Air Lines Inc.	1,348,661	77,682,874
JetBlue Airways Corp.(a)	767,258	12,851,571
Southwest Airlines Co.	563,817	30,451,756
United Airlines Holdings Inc.(a)	532,616	47,088,581

		217,545,485

Auto Components — 0.3%
Aptiv PLC	695,273	60,780,766
BorgWarner Inc.	605,958	22,226,539
Gentex Corp.	752,743	20,726,779
Goodyear Tire & Rubber Co. (The)	672,058	9,680,995
Lear Corp.	176,421	20,800,036

		134,215,115

Automobiles — 0.7%
Ford Motor Co.	11,328,692	103,770,819
General Motors Co.	3,595,322	134,752,669
Harley-Davidson Inc.	444,951	16,004,887
Thor Industries Inc.	152,997	8,665,750

		263,194,125

Banks — 10.7%
Associated Banc-Corp.	447,269	9,057,197
Bank of America Corp.	24,410,109	712,042,879
Bank of Hawaii Corp.	116,505	10,011,275
Bank OZK	350,068	9,546,354
BankUnited Inc.	268,155	9,015,371
BB&T Corp.	2,215,483	118,240,328
BOK Financial Corp.	93,501	7,400,604
CIT Group Inc.	246,418	11,165,200
Citigroup Inc.	6,545,216	452,143,521
Citizens Financial Group Inc.	1,297,343	45,887,022
Comerica Inc.	405,471	26,757,031
Commerce Bancshares Inc.	293,695	17,812,602
Cullen/Frost Bankers Inc.	167,305	14,814,858
East West Bancorp. Inc.	426,966	18,910,324

Security	Shares	Value

Banks (continued)
Fifth Third Bancorp.	2,123,093	$58,130,286
First Citizens BancShares Inc./NC, Class A	20,680	9,751,654
First Hawaiian Inc.	375,528	10,026,598
First Horizon National Corp.	899,969	14,579,498
First Republic Bank/CA(b)	393,183	38,020,796
FNB Corp.	934,191	10,771,222
Huntington Bancshares Inc./OH	3,007,919	42,923,004
JPMorgan Chase & Co.	9,215,622	1,084,586,553
KeyCorp	2,897,840	51,697,466
M&T Bank Corp.	387,405	61,198,368
PacWest Bancorp.	339,787	12,347,860
People’s United Financial Inc.	1,168,478	18,269,154
Pinnacle Financial Partners Inc.	216,130	12,265,377
PNC Financial Services Group Inc. (The)	1,288,720	180,626,995
Popular Inc.	274,895	14,866,322
Prosperity Bancshares Inc.	186,785	13,192,625
Regions Financial Corp.	2,888,881	45,702,097
Signature Bank/New York NY	78,939	9,411,108
Sterling Bancorp./DE	577,675	11,588,160
SunTrust Banks Inc.	1,284,014	88,340,163
SVB Financial Group(a)(b)	140,630	29,384,638
Synovus Financial Corp.	390,840	13,976,438
TCF Financial Corp.	450,684	17,157,540
Texas Capital Bancshares Inc.(a)(b)	144,623	7,903,647
U.S. Bancorp.	4,146,693	229,477,991
Umpqua Holdings Corp.	635,406	10,458,783
Webster Financial Corp.	263,624	12,356,057
Wells Fargo & Co.	11,508,394	580,483,393
Western Alliance Bancorp.(b)	249,327	11,488,988
Wintrust Financial Corp.	162,082	10,475,360
Zions Bancorp. N.A.	504,796	22,473,518

		4,196,736,225

Beverages — 1.1%
Brown-Forman Corp., Class B, NVS(b)	26,587	1,669,132
Coca-Cola Co. (The)	3,533,645	192,371,634
Constellation Brands Inc., Class A	459,052	95,152,298
Keurig Dr Pepper Inc.	603,208	16,479,643
Molson Coors Brewing Co., Class B	509,576	29,300,620
PepsiCo Inc.	649,640	89,065,644

		424,038,971

Biotechnology — 1.1%
Agios Pharmaceuticals Inc.(a)(b)	132,938	4,307,191
Alexion Pharmaceuticals Inc.(a)	151,590	14,846,725
Alkermes PLC(a)	449,817	8,775,930
Alnylam Pharmaceuticals Inc.(a)(b)	45,270	3,640,613
Amgen Inc.	139,000	26,897,890
Biogen Inc.(a)	350,190	81,531,236
Bluebird Bio Inc.(a)(b)	162,589	14,928,922
Exelixis Inc.(a)	509,603	9,012,329
Gilead Sciences Inc.	3,164,613	200,573,172
Moderna Inc.(a)	58,250	927,340
Regeneron Pharmaceuticals Inc.(a)	188,022	52,157,303
United Therapeutics Corp.(a)	124,754	9,949,131

		427,547,782

Building Products — 0.5%
Allegion PLC	66,649	6,908,169
AO Smith Corp.	325,940	15,550,597
Fortune Brands Home & Security Inc.	271,984	14,877,525
Johnson Controls International PLC	2,305,679	101,196,251

17

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Lennox International Inc.	7,240	$1,759,103
Masco Corp.	836,651	34,871,614
Owens Corning	316,435	19,998,692
Resideo Technologies Inc.(a)(b)	354,568	5,088,051

		200,250,002

Capital Markets — 3.6%
Affiliated Managers Group Inc.	142,270	11,858,204
Ameriprise Financial Inc.	326,408	48,014,617
Bank of New York Mellon Corp. (The)	2,429,412	109,833,717
BGC Partners Inc., Class A	797,834	4,388,087
BlackRock Inc.(c)	343,184	152,936,518
Cboe Global Markets Inc.	244,162	28,056,655
Charles Schwab Corp. (The)	1,362,977	57,013,328
CME Group Inc.	1,026,005	216,835,897
E*TRADE Financial Corp.	565,096	24,689,044
Eaton Vance Corp., NVS	330,928	14,868,595
Evercore Inc., Class A	70,795	5,670,679
Franklin Resources Inc.	825,998	23,838,302
Goldman Sachs Group Inc. (The)	937,501	194,278,332
Interactive Brokers Group Inc., Class A(b)	161,261	8,672,617
Intercontinental Exchange Inc.(b)	970,259	89,525,798
Invesco Ltd.	1,161,839	19,681,553
Janus Henderson Group PLC	267,633	6,011,037
Lazard Ltd., Class A	182,662	6,393,170
Legg Mason Inc.	254,198	9,707,822
Morgan Stanley	3,443,707	146,942,978
Nasdaq Inc.	334,292	33,211,910
Northern Trust Corp.	572,556	53,430,926
Raymond James Financial Inc.	274,490	22,634,445
SEI Investments Co.	195,171	11,564,858
State Street Corp.	1,078,494	63,836,060
T Rowe Price Group Inc.	475,375	54,311,594
TD Ameritrade Holding Corp.	101,686	4,748,736
Virtu Financial Inc., Class A	96,501	1,578,756

		1,424,534,235

Chemicals — 3.0%
Air Products & Chemicals Inc.	547,019	121,361,635
Albemarle Corp.	309,461	21,513,729
Ashland Global Holdings Inc.	173,046	13,333,194
Axalta Coating Systems Ltd.(a)	412,622	12,440,553
Cabot Corp.	157,649	7,144,653
Celanese Corp.	357,052	43,663,889
CF Industries Holdings Inc.	566,288	27,861,370
Chemours Co. (The)	471,614	7,045,913
Corteva Inc.(a)	2,172,314	60,824,792
Dow Inc.(a)	2,169,820	103,391,923
DuPont de Nemours Inc.	2,172,303	154,906,927
Eastman Chemical Co.	393,653	29,063,401
Element Solutions Inc.(a)(b)	365,288	3,718,632
FMC Corp.	379,232	33,251,062
Huntsman Corp.	626,262	14,566,854
International Flavors & Fragrances Inc.	308,333	37,829,376
Linde PLC	1,572,934	304,708,774
LyondellBasell Industries NV, Class A	773,210	69,179,099
Mosaic Co. (The)	1,033,949	21,195,954
NewMarket Corp.	1,002	473,034
Olin Corp.	475,219	8,896,100
PPG Industries Inc.	461,124	54,647,805
RPM International Inc.	304,354	20,942,599

Security	Shares	Value

Chemicals (continued)
Valvoline Inc.	543,880	$11,981,676
Westlake Chemical Corp.	101,959	6,680,354

		1,190,623,298

Commercial Services & Supplies — 0.3%
ADT Inc.(b)	274,017	1,718,087
Clean Harbors Inc.(a)	148,751	11,483,577
IAA Inc.(a)	26,383	1,100,963
KAR Auction Services Inc.	27,947	686,099
Republic Services Inc.	577,349	49,969,556
Stericycle Inc.(a)(b)	265,108	13,501,950
Waste Management Inc.	267,368	30,747,320

		109,207,552

Communications Equipment — 0.2%
Ciena Corp.(a)(b)	456,796	17,920,107
CommScope Holding Co. Inc.(a)(b)	550,961	6,479,301
EchoStar Corp., Class A(a)(b)	136,523	5,409,041
F5 Networks Inc.(a)	9,890	1,388,754
Juniper Networks Inc.	1,002,537	24,812,791
Motorola Solutions Inc.	126,449	21,548,174
ViaSat Inc.(a)	165,540	12,468,473

		90,026,641

Construction & Engineering — 0.2%
AECOM(a)(b)	460,006	17,277,825
Fluor Corp.	402,808	7,705,717
Jacobs Engineering Group Inc.	380,587	34,823,711
Quanta Services Inc.	324,725	12,274,605
Valmont Industries Inc.	59,014	8,169,898

		80,251,756

Construction Materials — 0.1%
Eagle Materials Inc.	18,220	1,639,982
Martin Marietta Materials Inc.	126,368	34,637,469
Vulcan Materials Co.	28,099	4,249,693

		40,527,144

Consumer Finance — 1.0%
Ally Financial Inc.	1,133,973	37,602,544
American Express Co.	876,349	103,654,560
Capital One Financial Corp.	1,353,942	123,181,643
Credit Acceptance Corp.(a)	3,038	1,401,460
Discover Financial Services	598,998	48,572,748
Navient Corp.	577,135	7,387,328
OneMain Holdings Inc.	188,157	6,901,599
Santander Consumer USA Holdings Inc.	289,257	7,378,946
SLM Corp.	1,203,711	10,622,749
Synchrony Financial	1,403,432	47,842,997

		394,546,574

Containers & Packaging — 0.5%
AptarGroup Inc.	112,519	13,327,875
Ardagh Group SA	35,823	561,705
Avery Dennison Corp.	12,315	1,398,615
Berry Global Group Inc.(a)	234,322	9,201,825
Crown Holdings Inc.(a)(b)	158,877	10,495,415
Graphic Packaging Holding Co.	850,447	12,544,093
International Paper Co.	1,137,282	47,561,133
Owens-Illinois Inc.	407,565	4,185,693
Packaging Corp. of America	273,866	29,057,183
Sealed Air Corp.	425,201	17,650,093
Silgan Holdings Inc.	224,355	6,738,502
Sonoco Products Co.	293,029	17,057,218

18

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	745,246	$27,164,217

		196,943,567

Distributors — 0.2%
Genuine Parts Co.	405,970	40,430,552
LKQ Corp.(a)(b)	762,299	23,974,304

		64,404,856

Diversified Consumer Services — 0.2%
frontdoor Inc.(a)(b)	245,041	11,901,641
Graham Holdings Co., Class B	12,098	8,026,418
Grand Canyon Education Inc.(a)(b)	124,225	12,198,895
H&R Block Inc.	498,135	11,765,949
Service Corp. International/U.S.	335,818	16,055,459
ServiceMaster Global Holdings Inc.(a)(b)	338,295	18,910,690

		78,859,052

Diversified Financial Services — 3.1%
AXA Equitable Holdings Inc.	849,479	18,824,455
Berkshire Hathaway Inc., Class B(a)(b)	5,670,469	1,179,570,961
Jefferies Financial Group Inc.	766,774	14,108,642
Voya Financial Inc.	376,490	20,496,115

		1,233,000,173

Diversified Telecommunication Services — 4.0%
AT&T Inc.	21,163,076	800,810,796
CenturyLink Inc.	3,149,816	39,309,704
GCI Liberty Inc., Class A(a)	289,417	17,964,113
Verizon Communications Inc.	11,996,783	724,125,822

		1,582,210,435

Electric Utilities — 4.2%
Alliant Energy Corp.	684,953	36,939,515
American Electric Power Co. Inc.	1,431,473	134,114,705
Avangrid Inc.	162,119	8,470,718
Duke Energy Corp.	2,110,887	202,349,628
Edison International	1,016,125	76,636,147
Entergy Corp.	576,578	67,667,194
Evergy Inc.	680,658	45,304,596
Eversource Energy	940,297	80,367,185
Exelon Corp.	2,809,890	135,745,786
FirstEnergy Corp.	1,538,033	74,179,332
Hawaiian Electric Industries Inc.	312,499	14,253,079
IDACORP Inc.	145,092	16,347,516
NextEra Energy Inc.	1,386,839	323,119,619
OGE Energy Corp.	585,411	26,565,951
PG&E Corp.(a)	1,563,771	15,637,710
Pinnacle West Capital Corp.	327,763	31,815,954
PPL Corp.	2,093,482	65,923,748
Southern Co. (The)	3,015,119	186,243,901
Xcel Energy Inc.	1,490,091	96,692,005

		1,638,374,289

Electrical Equipment — 0.7%
Acuity Brands Inc.	84,101	11,335,974
AMETEK Inc.	134,562	12,355,483
Eaton Corp. PLC	1,223,735	101,753,565
Emerson Electric Co.	1,619,907	108,306,982
GrafTech International Ltd.	162,625	2,081,600
Hubbell Inc.	70,277	9,234,398
nVent Electric PLC	433,271	9,549,293
Regal Beloit Corp.	117,532	8,562,206
Sensata Technologies Holding PLC(a)(b)	273,372	13,685,002

		276,864,503

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics Inc.(a)	236,733	$17,655,547
Avnet Inc.	294,928	13,119,872
Coherent Inc.(a)(b)	71,744	11,028,488
Corning Inc.	1,524,666	43,483,474
Dolby Laboratories Inc., Class A	157,011	10,149,191
FLIR Systems Inc.	364,042	19,144,969
IPG Photonics Corp.(a)(b)	97,902	13,275,511
Jabil Inc.	337,296	12,065,078
Littelfuse Inc.	69,003	12,234,922
National Instruments Corp.	363,669	15,270,461
SYNNEX Corp.	119,198	13,457,454
Trimble Inc.(a)	611,697	23,739,961

		204,624,928

Energy Equipment & Services — 0.7%
Apergy Corp.(a)	222,818	6,027,227
Baker Hughes a GE Co.	1,826,528	42,375,450
Halliburton Co.	2,515,194	47,411,407
Helmerich & Payne Inc.	307,651	12,327,575
National Oilwell Varco Inc.(b)	1,130,715	23,971,158
Patterson-UTI Energy Inc.	550,387	4,705,809
Schlumberger Ltd.	4,013,293	137,134,222
Transocean Ltd.(a)(b)	1,720,665	7,691,372

		281,644,220

Entertainment — 2.3%
Activision Blizzard Inc.	2,076,489	109,887,798
Cinemark Holdings Inc.	308,262	11,911,243
Electronic Arts Inc.(a)(b)	78,611	7,689,728
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	65,820	2,605,814
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	579,332	24,094,418
Lions Gate Entertainment Corp., Class A	107,204	991,637
Lions Gate Entertainment Corp., Class B, NVS	356,779	3,118,248
Madison Square Garden Co. (The), Class A(a)(b)	48,611	12,809,971
Take-Two Interactive Software Inc.(a)	177,050	22,191,447
Viacom Inc., Class A	21,988	577,405
Viacom Inc., Class B, NVS	1,037,026	24,919,735
Walt Disney Co. (The)	5,060,835	659,528,017
Zynga Inc., Class A(a)(b)	1,914,928	11,144,881

		891,470,342

Equity Real Estate Investment Trusts (REITs) — 5.4%
Alexandria Real Estate Equities Inc.	322,103	49,616,746
American Campus Communities Inc.	402,766	19,364,989
American Homes 4 Rent, Class A	423,847	10,973,399
Apartment Investment & Management Co., Class A	433,824	22,619,583
Apple Hospitality REIT Inc.	606,098	10,049,105
AvalonBay Communities Inc.	403,038	86,786,173
Boston Properties Inc.	447,529	58,026,610
Brandywine Realty Trust	502,390	7,611,209
Brixmor Property Group Inc.	876,231	17,778,727
Camden Property Trust	269,326	29,897,879
Colony Capital Inc.	1,266,853	7,626,455
Columbia Property Trust Inc.	335,933	7,104,983
CoreSite Realty Corp.	19,821	2,415,189
Corporate Office Properties Trust	315,859	9,406,281
Cousins Properties Inc.	421,084	15,828,548
CubeSmart	555,132	19,374,107
CyrusOne Inc.(b)	327,862	25,933,884
Digital Realty Trust Inc.	601,424	78,070,849

19

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett Inc.	476,169	$20,394,318
Duke Realty Corp.	1,036,873	35,222,576
Empire State Realty Trust Inc., Class A	450,317	6,426,024
EPR Properties	222,144	17,073,988
Equity Commonwealth	347,189	11,891,223
Equity Residential	1,058,919	91,342,353
Essex Property Trust Inc.	189,370	61,857,711
Extra Space Storage Inc.	67,802	7,920,630
Federal Realty Investment Trust	218,268	29,715,006
Gaming and Leisure Properties Inc.	593,930	22,711,883
HCP Inc.	1,427,972	50,878,642
Healthcare Trust of America Inc., Class A	601,563	17,673,921
Highwoods Properties Inc.	294,488	13,234,291
Host Hotels & Resorts Inc.	2,098,450	36,282,201
Hudson Pacific Properties Inc.	431,911	14,451,742
Invitation Homes Inc.	1,383,273	40,958,714
Iron Mountain Inc.	742,540	24,050,871
JBG SMITH Properties	362,231	14,203,078
Kilroy Realty Corp.	290,636	22,637,638
Kimco Realty Corp.	1,184,250	24,727,140
Liberty Property Trust	450,385	23,118,262
Life Storage Inc.	137,519	14,495,878
Macerich Co. (The)	407,660	12,877,979
Medical Properties Trust Inc.	1,281,148	25,059,255
Mid-America Apartment Communities Inc.	327,733	42,608,567
National Retail Properties Inc.	474,840	26,780,976
Omega Healthcare Investors Inc.	612,955	25,615,389
Outfront Media Inc.	358,808	9,967,686
Paramount Group Inc.	581,055	7,757,084
Park Hotels & Resorts Inc.	689,727	17,222,483
Prologis Inc.(b)	1,818,684	154,988,250
Public Storage	105,489	25,873,287
Rayonier Inc.	373,601	10,535,548
Realty Income Corp.	923,408	70,806,925
Regency Centers Corp.	479,358	33,310,587
Retail Properties of America Inc., Class A	614,738	7,573,572
Service Properties Trust	469,803	12,116,219
Simon Property Group Inc.	101,259	15,760,963
SITE Centers Corp.	403,028	6,089,753
SL Green Realty Corp.	235,917	19,286,215
Spirit Realty Capital Inc.	267,673	12,810,830
STORE Capital Corp.	609,575	22,804,201
Sun Communities Inc.	194,954	28,940,921
Taubman Centers Inc.	168,657	6,886,265
UDR Inc.	794,192	38,502,428
Ventas Inc.	1,082,563	79,059,576
VEREIT Inc.	3,054,697	29,874,937
VICI Properties Inc.	1,331,978	30,169,302
Vornado Realty Trust	505,075	32,158,125
Weingarten Realty Investors	349,292	10,174,876
Welltower Inc.	1,173,255	106,355,566
Weyerhaeuser Co.	2,155,967	59,720,286
WP Carey Inc.	487,570	43,637,515

		2,105,078,372

Food & Staples Retailing — 1.8%
Casey’s General Stores Inc.(b)	78,979	12,728,256
Grocery Outlet Holding Corp.(a)(b)	46,546	1,614,215
Kroger Co. (The)	2,300,624	59,310,087
Sprouts Farmers Market Inc.(a)(b)	158,619	3,067,691
U.S. Foods Holding Corp.(a)(b)	639,005	26,263,105

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	2,209,116	$122,186,206
Walmart Inc.	4,070,520	483,089,314

		708,258,874

Food Products — 2.0%
Archer-Daniels-Midland Co.	1,612,420	66,222,089
Beyond Meat Inc.(a)(b)	39,247	5,832,889
Bunge Ltd.	404,178	22,884,558
Campbell Soup Co.	208,698	9,792,110
Conagra Brands Inc.	1,392,629	42,725,858
Flowers Foods Inc.	554,090	12,816,102
General Mills Inc.	1,735,546	95,663,296
Hain Celestial Group Inc. (The)(a)(b)	261,462	5,614,896
Hershey Co. (The)	52,987	8,212,455
Hormel Foods Corp.	801,882	35,066,300
Ingredion Inc.	197,472	16,141,361
JM Smucker Co. (The)	317,006	34,877,000
Kellogg Co.	444,795	28,622,558
Kraft Heinz Co. (The)	1,803,144	50,370,828
Lamb Weston Holdings Inc.	318,001	23,125,033
McCormick & Co. Inc./MD, NVS	127,576	19,940,129
Mondelez International Inc., Class A	4,119,253	227,877,076
Pilgrim’s Pride Corp.(a)(b)	86,203	2,762,375
Post Holdings Inc.(a)(b)	103,226	10,925,440
Seaboard Corp.	823	3,600,625
TreeHouse Foods Inc.(a)(b)	132,977	7,373,575
Tyson Foods Inc., Class A	833,038	71,757,893

		802,204,446

Gas Utilities — 0.2%
Atmos Energy Corp.	341,022	38,838,996
National Fuel Gas Co.	235,850	11,066,082
UGI Corp.	602,494	30,287,373

		80,192,451

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	2,830,275	236,809,109
Baxter International Inc.	740,705	64,789,467
Becton Dickinson and Co.(b)	709,948	179,588,446
Cantel Medical Corp.(b)	41,684	3,117,963
Cooper Companies Inc. (The)	121,307	36,028,179
Danaher Corp.	1,747,098	252,333,364
DENTSPLY SIRONA Inc.(b)	643,117	34,284,567
Hill-Rom Holdings Inc.(b)	93,235	9,811,119
Hologic Inc.(a)(b)	150,772	7,612,478
ICU Medical Inc.(a)(b)	38,558	6,153,857
Integra LifeSciences Holdings Corp.(a)(b)	204,489	12,283,654
Medtronic PLC	3,890,077	422,540,164
STERIS PLC	227,674	32,896,616
West Pharmaceutical Services Inc.	51,376	7,286,145
Zimmer Biomet Holdings Inc.	593,871	81,520,672

		1,387,055,800

Health Care Providers & Services — 2.3%
Acadia Healthcare Co. Inc.(a)(b)	250,672	7,790,886
Anthem Inc.	527,972	126,766,077
Cardinal Health Inc.	861,312	40,645,313
Centene Corp.(a)	193,866	8,386,643
Cigna Corp.(a)	748,874	113,671,584
Covetrus Inc.(a)(b)	248,469	2,954,296
CVS Health Corp.	3,762,307	237,288,703
DaVita Inc.(a)(b)	352,155	20,097,486
Encompass Health Corp.	139,718	8,841,355

20

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
HCA Healthcare Inc.	312,866	$37,675,324
Henry Schein Inc.(a)	380,934	24,189,309
Humana Inc.	223,106	57,041,511
Laboratory Corp. of America Holdings(a)	266,315	44,740,920
McKesson Corp.	477,405	65,242,167
MEDNAX Inc.(a)	224,894	5,087,102
Molina Healthcare Inc.(a)(b)	39,905	4,378,377
Premier Inc., Class A(a)(b)	149,716	4,329,787
Quest Diagnostics Inc.	387,533	41,477,657
Universal Health Services Inc., Class B(b)	229,794	34,181,858
WellCare Health Plans Inc.(a)	12,108	3,138,030

		887,924,385

Health Care Technology — 0.0%
Change Healthcare Inc.(a)	68,555	828,144

Hotels, Restaurants & Leisure — 1.9%
Aramark	715,537	31,183,103
Caesars Entertainment Corp.(a)	1,675,632	19,537,869
Carnival Corp.	1,152,547	50,377,829
Choice Hotels International Inc.	54,776	4,872,873
Dunkin’ Brands Group Inc.	10,811	857,961
Extended Stay America Inc.	541,360	7,925,510
Hilton Grand Vacations Inc.(a)(b)	209,341	6,698,912
Hyatt Hotels Corp., Class A(b)	103,636	7,634,864
International Game Technology PLC	268,327	3,812,927
Las Vegas Sands Corp.	519,267	29,992,862
McDonald’s Corp.	1,866,162	400,683,643
MGM Resorts International	1,336,935	37,059,838
Norwegian Cruise Line Holdings Ltd.(a)	501,098	25,941,843
Royal Caribbean Cruises Ltd.	496,442	53,779,562
Six Flags Entertainment Corp.	215,406	10,940,471
Vail Resorts Inc.	10,728	2,441,264
Wyndham Destinations Inc.	258,121	11,878,728
Wyndham Hotels & Resorts Inc.	194,298	10,052,979
Wynn Resorts Ltd.	48,457	5,268,245
Yum China Holdings Inc.	201,654	9,161,141
Yum! Brands Inc.	98,143	11,132,361

		741,234,785

Household Durables — 0.6%
DR Horton Inc.	981,690	51,744,880
Garmin Ltd.	418,789	35,467,240
Leggett & Platt Inc.	387,496	15,864,086
Lennar Corp., Class A	483,433	26,999,733
Lennar Corp., Class B	22,932	1,017,493
Mohawk Industries Inc.(a)(b)	175,124	21,727,635
Newell Brands Inc.	1,116,814	20,906,758
PulteGroup Inc.(b)	732,246	26,763,591
Toll Brothers Inc.	378,236	15,526,588
Whirlpool Corp.	181,427	28,730,780

		244,748,784

Household Products — 3.0%
Clorox Co. (The)	65,571	9,958,268
Colgate-Palmolive Co.	2,435,979	179,068,816
Energizer Holdings Inc.	174,219	7,592,464
Kimberly-Clark Corp.	989,137	140,506,911
Procter & Gamble Co. (The)	6,749,626	839,518,482
Spectrum Brands Holdings Inc.	120,475	6,351,408

		1,182,996,349

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp./VA	1,939,679	$31,694,355
NRG Energy Inc.(b)	730,979	28,946,768
Vistra Energy Corp.	1,223,341	32,699,905

		93,341,028

Industrial Conglomerates — 1.4%
3M Co.	381,073	62,648,401
Carlisle Companies Inc.	18,967	2,760,457
General Electric Co.(b)	25,080,017	224,215,352
Honeywell International Inc.	1,067,161	180,563,641
Roper Technologies Inc.	250,606	89,366,100

		559,553,951

Insurance — 4.7%
Aflac Inc.	2,136,680	111,791,098
Alleghany Corp.(a)	36,671	29,254,657
Allstate Corp. (The)	951,836	103,445,537
American Financial Group Inc./OH	208,360	22,471,626
American International Group Inc.	2,521,521	140,448,720
American National Insurance Co.	19,657	2,432,161
Arch Capital Group Ltd.(a)	955,332	40,104,837
Arthur J Gallagher & Co.	418,118	37,450,829
Assurant Inc.	180,186	22,671,003
Assured Guaranty Ltd.	277,440	12,334,982
Athene Holding Ltd., Class A(a)	252,654	10,626,627
Axis Capital Holdings Ltd.	214,590	14,317,445
Brighthouse Financial Inc.(a)	321,140	12,996,536
Brown & Brown Inc.	651,557	23,495,145
Chubb Ltd.	1,319,324	212,991,667
Cincinnati Financial Corp.	440,463	51,388,818
CNA Financial Corp.	79,304	3,905,722
Erie Indemnity Co., Class A, NVS	23,793	4,417,171
Everest Re Group Ltd.	80,911	21,529,608
Fidelity National Financial Inc.	761,891	33,835,579
First American Financial Corp.	321,675	18,982,042
Globe Life Inc.(a)	317,157	30,370,954
Hanover Insurance Group Inc. (The)	113,086	15,327,676
Hartford Financial Services Group Inc. (The)	1,042,775	63,202,593
Kemper Corp.	149,892	11,684,081
Lincoln National Corp.	576,567	34,778,521
Loews Corp.(b)	757,762	39,009,588
Markel Corp.(a)(b)	35,882	42,408,936
Marsh & McLennan Companies Inc.	182,663	18,275,433
Mercury General Corp.	78,814	4,404,126
MetLife Inc.	2,294,414	108,204,564
Old Republic International Corp.	830,472	19,574,225
Primerica Inc.	30,601	3,893,365
Principal Financial Group Inc.	797,623	45,576,178
Progressive Corp. (The)	1,136,512	87,795,552
Prudential Financial Inc.	1,175,075	105,697,996
Reinsurance Group of America Inc.	182,987	29,255,962
RenaissanceRe Holdings Ltd.	77,763	15,043,252
Travelers Companies Inc. (The)	635,189	94,446,252
Unum Group	597,522	17,758,354
White Mountains Insurance Group Ltd.(b)	9,263	10,004,040
Willis Towers Watson PLC	374,967	72,357,382
WR Berkley Corp.	415,824	30,034,968

		1,829,995,808

Interactive Media & Services — 0.1%
IAC/InterActiveCorp.(a)	91,587	19,963,218
TripAdvisor Inc.(a)	20,082	776,772

21

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group Inc., Class A(a)(b)	162,467	$4,800,088
Zillow Group Inc., Class C, NVS(a)(b)	356,134	10,619,916

		36,159,994

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	52,719	7,085,961
Qurate Retail Inc., Series A(a)(b)	1,102,064	11,367,790

		18,453,751

IT Services — 1.3%
Akamai Technologies Inc.(a)(b)	35,619	3,254,864
Alliance Data Systems Corp.	102,679	13,156,260
Amdocs Ltd.	390,264	25,800,353
CACI International Inc., Class A(a)(b)	70,911	16,398,878
Cognizant Technology Solutions Corp., Class A	1,474,417	88,855,741
CoreLogic Inc.(a)(b)	219,010	10,133,593
DXC Technology Co.	757,214	22,337,813
Fidelity National Information Services Inc.	685,789	91,045,348
International Business Machines Corp.	1,015,513	147,675,900
Jack Henry & Associates Inc.	23,236	3,391,759
Leidos Holdings Inc.	392,716	33,726,450
Sabre Corp.	654,533	14,658,267
VeriSign Inc.(a)	96,761	18,252,027
Western Union Co. (The)	952,701	22,074,082

		510,761,335

Leisure Products — 0.0%
Brunswick Corp./DE	241,633	12,593,912
Mattel Inc.(a)(b)	273,174	3,111,452
Polaris Inc.	12,786	1,125,296

		16,830,660

Life Sciences Tools & Services — 0.7%
Adaptive Biotechnologies Corp.(a)(b)	13,880	428,892
Agilent Technologies Inc.	814,709	62,431,150
Avantor Inc.(a)(b)	197,384	2,901,545
Bio-Rad Laboratories Inc., Class A(a)	62,451	20,779,946
IQVIA Holdings Inc.(a)	297,065	44,375,570
PerkinElmer Inc.(b)	252,868	21,536,767
QIAGEN NV(a)(b)	650,133	21,434,885
Thermo Fisher Scientific Inc.	368,663	107,380,472

		281,269,227

Machinery — 2.2%
AGCO Corp.	183,505	13,891,329
Caterpillar Inc.	1,457,960	184,154,928
Colfax Corp.(a)(b)	258,962	7,525,436
Crane Co.	144,629	11,661,436
Cummins Inc.	445,213	72,422,799
Deere & Co.	820,509	138,403,458
Dover Corp.	239,087	23,803,502
Flowserve Corp.	296,537	13,851,243
Fortive Corp.	661,729	45,368,140
Gardner Denver Holdings Inc.(a)(b)	388,963	11,003,763
Gates Industrial Corp. PLC(a)(b)	104,014	1,047,421
IDEX Corp.	111,381	18,253,118
Ingersoll-Rand PLC	41,032	5,055,553
ITT Inc.	259,581	15,883,761
Lincoln Electric Holdings Inc.	5,455	473,276
Nordson Corp.(b)	12,366	1,808,651
Oshkosh Corp.	195,183	14,794,871
PACCAR Inc.	981,975	68,748,070
Parker-Hannifin Corp.	370,544	66,923,952
Pentair PLC	483,421	18,273,314

Security	Shares	Value

Machinery (continued)
Snap-on Inc.	160,952	$25,195,426
Stanley Black & Decker Inc.	438,539	63,329,417
Timken Co. (The)	193,662	8,426,234
Trinity Industries Inc.	286,972	5,647,609
WABCO Holdings Inc.(a)	20,927	2,798,986
Wabtec Corp.(b)	374,418	26,905,677
Woodward Inc.(b)	25,067	2,702,975

		868,354,345

Marine — 0.0%
Kirby Corp.(a)(b)	176,090	14,467,554

Media — 1.7%
CBS Corp., Class B, NVS	85,363	3,446,104
Charter Communications Inc., Class A(a)(b)	190,569	78,537,296
Comcast Corp., Class A	6,919,424	311,927,634
Discovery Inc., Class A(a)(b)	464,706	12,375,121
Discovery Inc., Class C, NVS(a)	1,023,356	25,195,025
DISH Network Corp., Class A(a)(b)	687,355	23,418,185
Fox Corp., Class A, NVS	926,823	29,227,363
Fox Corp., Class B(a)	424,780	13,397,561
Interpublic Group of Companies Inc. (The)	1,027,681	22,156,802
John Wiley & Sons Inc., Class A	118,550	5,209,087
Liberty Broadband Corp., Class A(a)(b)	70,848	7,405,033
Liberty Broadband Corp., Class C, NVS(a)(b)	304,345	31,855,791
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	243,543	10,124,083
Liberty Media Corp.-Liberty SiriusXM,
Class C, NVS(a)(b)	440,440	18,480,863
New York Times Co. (The), Class A	379,399	10,805,284
News Corp., Class A, NVS	1,137,283	15,830,979
News Corp., Class B	349,177	4,991,485
Nexstar Media Group Inc., Class A	25,307	2,589,159
Omnicom Group Inc.	289,762	22,688,365

		649,661,220

Metals & Mining — 0.6%
Alcoa Corp.(a)(b)	536,266	10,762,859
Freeport-McMoRan Inc.	4,185,181	40,052,182
Newmont Goldcorp Corp.	2,367,493	89,775,335
Nucor Corp.	880,159	44,808,895
Reliance Steel & Aluminum Co.	191,689	19,103,726
Royal Gold Inc.	129,021	15,896,677
Southern Copper Corp.	54,400	1,856,672
Steel Dynamics Inc.	605,169	18,034,036
U.S. Steel Corp.	527,710	6,095,050

		246,385,432

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,577,642	25,384,260
Annaly Capital Management Inc.	4,211,104	37,057,715
Chimera Investment Corp.	537,712	10,517,647
MFA Financial Inc.	1,295,576	9,535,439
New Residential Investment Corp.	1,197,464	18,776,236
Starwood Property Trust Inc.	802,037	19,425,336
Two Harbors Investment Corp.	772,956	10,148,912

		130,845,545

Multi-Utilities — 2.2%
Ameren Corp.	708,954	56,751,768
CenterPoint Energy Inc.	1,450,548	43,777,539
CMS Energy Corp.	819,040	52,377,608
Consolidated Edison Inc.	966,498	91,305,066
Dominion Energy Inc.	2,322,052	188,179,094

22

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
DTE Energy Co.	528,718	$70,298,345
MDU Resources Group Inc.	581,413	16,390,032
NiSource Inc.	1,075,653	32,183,538
Public Service Enterprise Group Inc.	1,461,464	90,727,685
Sempra Energy	795,154	117,372,682
WEC Energy Group Inc.	913,371	86,861,582

		846,224,939

Multiline Retail — 0.6%
Dollar General Corp.	44,992	7,151,029
Dollar Tree Inc.(a)	311,766	35,591,207
Kohl’s Corp.	477,568	23,716,027
Macy’s Inc.	916,036	14,235,199
Target Corp.	1,367,708	146,221,662

		226,915,124

Oil, Gas & Consumable Fuels — 7.6%
Antero Midstream Corp.(b)	648,726	4,800,572
Antero Resources Corp.(a)(b)	660,036	1,993,309
Apache Corp.	1,100,363	28,169,293
Cabot Oil & Gas Corp.	427,004	7,502,460
Centennial Resource Development Inc./DE, Class A(a)(b)	443,110	2,000,642
Cheniere Energy Inc.(a)(b)	291,657	18,391,890
Chesapeake Energy Corp.(a)(b)	3,761,940	5,304,335
Chevron Corp.	5,526,178	655,404,711
Cimarex Energy Co.	289,302	13,869,138
Concho Resources Inc.	574,118	38,982,612
ConocoPhillips	3,220,377	183,497,081
Continental Resources Inc./OK(a)(b)	250,757	7,720,808
Devon Energy Corp.	1,163,266	27,988,180
Diamondback Energy Inc.	375,650	33,774,692
EOG Resources Inc.	1,681,225	124,780,520
EQT Corp.	766,010	8,150,346
Equitrans Midstream Corp.	528,516	7,689,908
Exxon Mobil Corp.	12,270,878	866,446,696
Hess Corp.	777,791	47,040,800
HollyFrontier Corp.	438,294	23,510,090
Kinder Morgan Inc./DE	5,652,352	116,494,975
Kosmos Energy Ltd.	1,045,297	6,522,653
Marathon Oil Corp.	2,324,912	28,526,670
Marathon Petroleum Corp.	1,902,276	115,563,267
Murphy Oil Corp.	442,734	9,788,849
Noble Energy Inc.	1,384,109	31,087,088
Occidental Petroleum Corp.	2,593,977	115,354,157
ONEOK Inc.	810,752	59,744,315
Parsley Energy Inc., Class A(b)	331,847	5,575,030
PBF Energy Inc., Class A	344,152	9,357,493
Phillips 66	1,299,763	133,095,731
Pioneer Natural Resources Co.	277,705	34,926,958
Range Resources Corp.	518,214	1,979,577
Targa Resources Corp.	669,839	26,907,433
Valero Energy Corp.	1,206,747	102,863,114
Williams Companies Inc. (The)	3,513,668	84,538,852
WPX Energy Inc.(a)(b)	1,245,169	13,186,340

		3,002,530,585

Paper & Forest Products — 0.0%
Domtar Corp.	180,930	6,479,103

Personal Products — 0.1%
Coty Inc., Class A	832,124	8,745,623

Security	Shares	Value

Personal Products (continued)
Herbalife Nutrition Ltd.(a)(b)	250,312	$9,476,812
Nu Skin Enterprises Inc., Class A	158,354	6,734,796

		24,957,231

Pharmaceuticals — 4.8%
Allergan PLC	950,431	159,948,033
Bristol-Myers Squibb Co.	2,797,308	141,851,489
Catalent Inc.(a)(b)	426,233	20,314,265
Elanco Animal Health Inc.(a)	1,080,911	28,741,423
Horizon Therapeutics PLC(a)(b)	469,280	12,778,494
Jazz Pharmaceuticals PLC(a)	14,878	1,906,467
Johnson & Johnson	6,537,703	845,848,014
Merck & Co. Inc.	386,992	32,576,987
Mylan NV(a)(b)	1,503,540	29,740,021
Nektar Therapeutics(a)(b)	410,400	7,475,436
Perrigo Co. PLC	371,195	20,746,088
Pfizer Inc.	16,127,018	579,443,757

		1,881,370,474

Professional Services — 0.2%
Equifax Inc.	53,155	7,477,314
IHS Markit Ltd.(a)	429,985	28,757,397
ManpowerGroup Inc.	171,908	14,481,530
Nielsen Holdings PLC	915,128	19,446,470

		70,162,711

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	609,607	32,315,267
Howard Hughes Corp. (The)(a)(b)	79,701	10,329,250
Jones Lang LaSalle Inc.	131,621	18,303,216

		60,947,733

Road & Rail — 0.9%
AMERCO	25,545	9,963,572
CSX Corp.	1,411,001	97,740,039
Genesee & Wyoming Inc., Class A(a)	133,107	14,709,655
JB Hunt Transport Services Inc.	170,205	18,833,183
Kansas City Southern	289,501	38,506,528
Knight-Swift Transportation Holdings Inc.(b)	349,595	12,690,298
Landstar System Inc.	7,251	816,318
Lyft Inc., Class A(a)(b)	92,438	3,775,168
Norfolk Southern Corp.	667,369	119,899,515
Old Dominion Freight Line Inc.(b)	107,016	18,189,509
Ryder System Inc.	149,937	7,762,238
Schneider National Inc., Class B	141,819	3,080,309
Uber Technologies Inc.(a)(b)	476,309	14,513,135

		360,479,467

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices Inc.	921,421	102,950,368
Applied Materials Inc.	1,261,380	62,942,862
Cree Inc.(a)(b)	288,136	14,118,664
Cypress Semiconductor Corp.	1,072,650	25,035,651
First Solar Inc.(a)	237,786	13,793,966
Intel Corp.	12,851,563	662,241,041
Lam Research Corp.	50,527	11,677,295
Marvell Technology Group Ltd.	1,892,492	47,255,525
Maxim Integrated Products Inc.	495,606	28,700,544
Microchip Technology Inc.	482,676	44,845,427
Micron Technology Inc.(a)	3,204,884	137,329,280
MKS Instruments Inc.(b)	155,840	14,380,915
ON Semiconductor Corp.(a)(b)	1,196,974	22,993,871
Qorvo Inc.(a)	338,914	25,127,084

23

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions Inc.	472,844	$37,472,887

		1,250,865,380

Software — 0.2%
2U Inc.(a)(b)	79,228	1,289,832
Autodesk Inc.(a)(b)	147,742	21,821,493
Ceridian HCM Holding Inc.(a)(b)	47,188	2,329,672
Citrix Systems Inc.	35,788	3,454,258
Dynatrace Inc.(a)(b)	19,762	368,956
LogMeIn Inc.	141,908	10,069,792
Medallia Inc.(a)(b)	22	603
Nuance Communications Inc.(a)(b)	814,342	13,281,918
SolarWinds Corp.(a)(b)	71,658	1,322,090
SS&C Technologies Holdings Inc.(b)	53,546	2,761,367
Symantec Corp.	1,674,682	39,572,736

		96,272,717

Specialty Retail — 1.3%
Advance Auto Parts Inc.(b)	153,293	25,354,662
AutoNation Inc.(a)(b)	155,372	7,877,360
Best Buy Co. Inc.	525,740	36,270,803
CarMax Inc.(a)(b)	257,218	22,635,184
Dick’s Sporting Goods Inc.	186,073	7,593,639
Foot Locker Inc.	312,160	13,472,826
Gap Inc. (The)	647,251	11,236,277
Home Depot Inc. (The)	1,373,790	318,746,756
L Brands Inc.	554,494	10,862,537
Penske Automotive Group Inc.	91,756	4,338,224
Tiffany & Co.	352,777	32,677,734
Urban Outfitters Inc.(a)(b)	193,614	5,438,617
Williams-Sonoma Inc.	189,980	12,914,840

		509,419,459

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies Inc., Class C(a)(b)	120,727	6,260,902
Hewlett Packard Enterprise Co.	3,886,767	58,962,255
HP Inc.	4,152,611	78,567,400
Western Digital Corp.	848,578	50,609,192
Xerox Holdings Corp.(a)	524,340	15,683,010

		210,082,759

Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.(a)(b)	240,849	7,986,553
Carter’s Inc.	66,517	6,067,015
Columbia Sportswear Co.	25,826	2,502,281
Hanesbrands Inc.	205,555	3,149,103
PVH Corp.	219,428	19,360,132
Ralph Lauren Corp.	146,205	13,958,191
Skechers U.S.A. Inc., Class A(a)(b)	242,599	9,061,073
Tapestry Inc.	822,736	21,432,273
Under Armour Inc., Class A(a)(b)	166,483	3,319,671
Under Armour Inc., Class C, NVS(a)(b)	170,429	3,089,878

		89,926,170

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	1,022,606	12,864,383
New York Community Bancorp. Inc.	1,338,969	16,804,061
TFS Financial Corp.	128,138	2,309,047

		31,977,491

Tobacco — 1.2%
Altria Group Inc.	2,776,557	113,561,181
Philip Morris International Inc.	4,505,013	342,065,637

		455,626,818

Security	Shares	Value

Trading Companies & Distributors — 0.2%
Air Lease Corp.(b)	286,075	$11,963,657
Fastenal Co.	156,576	5,115,338
HD Supply Holdings Inc.(a)(b)	502,186	19,673,137
MSC Industrial Direct Co. Inc., Class A	125,917	9,132,760
United Rentals Inc.(a)(b)	62,769	7,823,528
Univar Solutions Inc.(a)(b)	454,808	9,441,814
Watsco Inc.	94,852	16,047,061
WESCO International Inc.(a)(b)	117,620	5,618,707

		84,816,002

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	211,932	8,364,956

Water Utilities — 0.2%
American Water Works Co. Inc.	522,822	64,950,177
Aqua America Inc.	631,894	28,327,808

		93,277,985

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,634,329	10,083,810
Telephone & Data Systems Inc.	289,098	7,458,729
T-Mobile U.S. Inc.(a)	432,065	34,033,760
U.S. Cellular Corp.(a)(b)	35,064	1,317,705

		52,894,004

Total Common Stocks — 99.7% (Cost: $35,933,545,371)		39,240,562,104

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	540,834,250	541,104,667
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	56,141,000	56,141,000

		597,245,667

Total Short-Term Investments — 1.5% (Cost: $597,155,569)		597,245,667

Total Investments in Securities — 101.2% (Cost: $36,530,700,940)		39,837,807,771

Other Assets, Less Liabilities — (1.2)%		(490,021,106)

Net Assets — 100.0%		$39,347,786,665

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

24

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.	761,393	$31,377,006
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,646,849	83,182,343
AeroVironment Inc.(a)(b)	486,572	26,060,796
Astronics Corp.(a)(b)	552,139	16,221,844
Axon Enterprise Inc.(a)(b)	1,315,027	74,667,233
Cubic Corp.(b)	711,287	50,095,943
Ducommun Inc.(a)	240,314	10,189,314
Kratos Defense & Security Solutions Inc.(a)(b)	2,030,802	37,762,763
Maxar Technologies Inc.(a)(b)	1,354,719	10,295,864
Mercury Systems Inc.(a)	1,221,085	99,115,469
Moog Inc., Class A	729,915	59,210,705
National Presto Industries Inc.	116,110	10,344,240
Park Aerospace Corp.	407,802	7,161,003
Parsons Corp.(a)(b)	432,664	14,269,259
Triumph Group Inc.(b)	1,112,404	25,451,804
Vectrus Inc.(a)(b)	259,410	10,545,016
Wesco Aircraft Holdings Inc.(a)(b)	1,224,193	13,478,365

		579,428,967

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	1,317,845	27,701,102
Atlas Air Worldwide Holdings Inc.(a)(b)	529,506	13,359,436
Echo Global Logistics Inc.(a)(b)	603,932	13,679,060
Forward Air Corp.	643,617	41,011,275
Hub Group Inc., Class A(a)(b)	730,833	33,983,735
Radiant Logistics Inc.(a)(b)	894,411	4,624,105

		134,358,713

Airlines — 0.4%
Allegiant Travel Co.	293,003	43,850,829
Hawaiian Holdings Inc.	1,076,196	28,260,907
Mesa Air Group Inc.(a)(b)	465,729	3,141,342
SkyWest Inc.	1,137,043	65,266,268
Spirit Airlines Inc.(a)(b)	1,546,290	56,130,327

		196,649,673

Auto Components — 1.1%
Adient PLC(b)	1,982,005	45,506,835
American Axle & Manufacturing Holdings Inc.(a)(b)	2,487,128	20,444,192
Cooper Tire & Rubber Co.	1,140,320	29,785,158
Cooper-Standard Holdings Inc.(a)	377,772	15,443,319
Dana Inc.	3,256,420	47,022,705
Dorman Products Inc.(a)(b)	603,285	47,985,289
Fox Factory Holding Corp.(a)(b)	843,483	52,498,382
Gentherm Inc.(a)(b)	745,125	30,613,461
LCI Industries	550,089	50,525,675
Modine Manufacturing Co.(a)(b)	1,108,328	12,601,689
Motorcar Parts of America Inc.(a)(b)	428,058	7,234,180
Standard Motor Products Inc.	472,593	22,944,390
Stoneridge Inc.(a)(b)	597,787	18,513,463
Tenneco Inc., Class A	1,140,047	14,273,389
Visteon Corp.(a)(b)	629,554	51,963,387

		467,355,514

Automobiles — 0.1%
Winnebago Industries Inc.(b)	702,580	26,943,943

Banks — 9.8%
1st Constitution Bancorp.	157,653	2,955,994
1st Source Corp.	315,887	14,445,513
ACNB Corp.	159,490	5,470,507
Allegiance Bancshares Inc.(a)(b)	435,800	13,984,822

Security	Shares	Value

Banks (continued)
Amalgamated Bank, Class A	310,151	$4,968,619
Amerant Bancorp Inc.(a)(b)	432,954	9,079,045
American National Bankshares Inc.	241,994	8,583,527
Ameris Bancorp.	1,380,814	55,563,955
Ames National Corp.	195,085	5,581,382
Arrow Financial Corp.	285,467	9,531,743
Atlantic Capital Bancshares Inc.(a)(b)	504,192	8,742,689
Atlantic Union Bankshares Corp.	1,837,373	68,432,957
Banc of California Inc.	1,014,079	14,339,077
BancFirst Corp.	424,692	23,536,431
Bancorp. Inc. (The)(a)(b)	1,135,486	11,241,311
BancorpSouth Bank	2,174,546	64,388,307
Bank First Corp.(b)	129,157	8,547,610
Bank of Commerce Holdings	403,899	4,398,460
Bank of Marin Bancorp.	302,907	12,567,611
Bank of NT Butterfield & Son Ltd. (The)	1,244,011	36,872,486
Bank of Princeton (The)(b)	124,200	3,609,252
Bank7 Corp.(b)	99,122	1,863,494
BankFinancial Corp.	314,437	3,741,800
Bankwell Financial Group Inc.	154,205	4,240,638
Banner Corp.	716,169	40,227,213
Bar Harbor Bankshares	338,644	8,442,395
Baycom Corp.(a)(b)	239,940	5,449,037
BCB Bancorp. Inc.	326,729	4,195,200
Berkshire Hills Bancorp. Inc.	1,042,431	30,532,804
Boston Private Financial Holdings Inc.	1,696,502	19,772,731
Bridge Bancorp. Inc.	371,462	10,980,417
Brookline Bancorp. Inc.	1,643,979	24,215,811
Bryn Mawr Bank Corp.	445,150	16,252,427
Business First Bancshares Inc.	279,155	6,811,382
Byline Bancorp Inc.(a)(b)	521,276	9,320,415
C&F Financial Corp.	71,347	3,757,133
Cadence BanCorp.	2,879,491	50,506,272
Cambridge Bancorp.	96,138	7,211,311
Camden National Corp.	343,457	14,878,557
Capital Bancorp Inc/MD(a)(b)	178,042	2,424,932
Capital City Bank Group Inc.	300,591	8,251,223
Capstar Financial Holdings Inc.	326,892	5,419,869
Carolina Financial Corp.(b)	473,319	16,821,757
Carter Bank & Trust(a)(b)	506,891	9,575,171
Cathay General Bancorp.	1,733,203	60,202,806
CBTX Inc.	416,234	11,604,604
CenterState Bank Corp.	2,810,564	67,411,378
Central Pacific Financial Corp.	562,441	15,973,324
Central Valley Community Bancorp.	269,176	5,477,732
Century Bancorp. Inc./MA, Class A, NVS	62,306	5,458,006
Chemung Financial Corp.	83,860	3,522,120
Citizens & Northern Corp.	268,300	7,050,924
City Holding Co.	365,668	27,882,185
Civista Bancshares Inc.	343,457	7,463,321
CNB Financial Corp./PA	326,967	9,383,953
Coastal Financial Corp/WA(a)(b)	173,645	2,623,776
Codorus Valley Bancorp. Inc.	206,266	4,797,747
Colony Bankcorp Inc.	166,293	2,552,598
Columbia Banking System Inc.	1,527,224	56,354,566
Community Bank System Inc.	1,115,409	68,809,581
Community Bankers Trust Corp.	505,692	4,348,951
Community Financial Corp. (The)	96,190	3,219,479
Community Trust Bancorp. Inc.	347,179	14,782,882
ConnectOne Bancorp. Inc.	741,504	16,461,389

25

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
CrossFirst Bankshares Inc.(a)(b)	151,479	$2,166,907
Customers Bancorp. Inc.(a)(b)	642,039	13,315,889
CVB Financial Corp.	3,048,826	63,628,999
DNB Financial Corp.	77,525	3,450,638
Eagle Bancorp. Inc.	780,498	34,825,821
Enterprise Bancorp. Inc./MA	211,451	6,339,301
Enterprise Financial Services Corp.	562,524	22,922,853
Equity Bancshares Inc., Class A(a)(b)	338,302	9,069,877
Esquire Financial Holdings Inc.(a)(b)	145,791	3,615,617
Evans Bancorp. Inc.	106,358	3,977,789
Farmers & Merchants Bancorp. Inc./Archbold OH	225,592	5,856,368
Farmers National Banc Corp.	573,010	8,297,185
FB Financial Corp.(b)	380,838	14,300,467
Fidelity D&D Bancorp. Inc.(b)	60,094	3,740,852
Financial Institutions Inc.	346,327	10,452,149
First Bancorp. Inc./ME	229,775	6,316,515
First BanCorp./Puerto Rico	4,808,026	47,984,100
First Bancorp./Southern Pines NC(b)	668,529	24,000,191
First Bancshares Inc. (The)	371,001	11,983,332
First Bank/Hamilton NJ	388,554	4,208,040
First Busey Corp.	1,179,399	29,815,207
First Business Financial Services Inc.	183,956	4,429,660
First Capital Inc.(b)	72,661	4,201,986
First Choice Bancorp.	225,698	4,811,881
First Commonwealth Financial Corp.	2,032,721	26,994,535
First Community Bankshares Inc.	342,040	11,071,835
First Financial Bancorp.	2,037,385	49,864,998
First Financial Bankshares Inc.	2,946,985	98,223,010
First Financial Corp./IN	293,794	12,771,225
First Financial Northwest Inc.	175,402	2,592,442
First Foundation Inc.	875,104	13,367,214
First Guaranty Bancshares Inc.	105,736	2,340,995
First Internet Bancorp.	230,367	4,932,157
First Interstate BancSystem Inc., Class A	853,258	34,335,102
First Merchants Corp.	1,230,458	46,308,287
First Mid Bancshares Inc.	325,967	11,284,978
First Midwest Bancorp. Inc.	2,326,776	45,325,597
First Northwest Bancorp.	213,517	3,698,114
First of Long Island Corp. (The)	537,107	12,219,184
Flushing Financial Corp.	609,062	12,306,098
FNCB Bancorp Inc.	382,729	2,989,114
Franklin Financial Network Inc.(b)	293,515	8,867,088
Franklin Financial Services Corp.(b)	93,696	3,330,893
Fulton Financial Corp.	3,671,906	59,411,439
FVCBankcorp Inc.(a)(b)	271,526	4,767,997
German American Bancorp. Inc.	567,048	18,173,888
Glacier Bancorp. Inc.	1,822,731	73,747,696
Great Southern Bancorp. Inc.	247,954	14,120,980
Great Western Bancorp. Inc.	1,242,416	40,999,728
Guaranty Bancshares Inc./TX	184,247	5,636,116
Hancock Whitney Corp.	2,035,297	77,941,673
Hanmi Financial Corp.	630,041	11,832,170
Harborone Bancorp. Inc.(a)(b)	604,163	6,080,901
Hawthorn Bancshares Inc.	126,627	3,017,521
Heartland Financial USA Inc.	785,651	35,150,026
Heritage Commerce Corp.	934,534	10,985,447
Heritage Financial Corp./WA	842,664	22,718,221
Hilltop Holdings Inc.	1,617,357	38,638,659
Home BancShares Inc./AR	3,524,497	66,242,921
HomeTrust Bancshares Inc.(b)	376,242	9,808,629

Security	Shares	Value

Banks (continued)
Hope Bancorp Inc.	2,787,464	$39,972,234
Horizon Bancorp Inc./IN	835,349	14,501,659
Howard Bancorp. Inc.(a)(b)	280,694	4,684,783
IBERIABANK Corp.	1,183,012	89,364,727
Independent Bank Corp.	761,272	56,828,955
Independent Bank Corp./MI	505,360	10,771,748
Independent Bank Group Inc.	813,443	42,795,236
International Bancshares Corp.	1,266,940	48,929,223
Investar Holding Corp.	209,434	4,984,529
Investors Bancorp. Inc.	5,241,634	59,544,962
Lakeland Bancorp. Inc.	1,090,665	16,828,961
Lakeland Financial Corp.	561,605	24,699,388
LCNB Corp.	279,133	4,951,819
LegacyTexas Financial Group Inc.	1,100,626	47,910,250
Level One Bancorp. Inc.	110,309	2,660,653
Live Oak Bancshares Inc.(b)	572,712	10,366,087
Macatawa Bank Corp.	586,758	6,096,416
Mackinac Financial Corp.	206,385	3,190,712
MainStreet Bancshares Inc.(a)(b)	159,047	3,347,939
Malvern Bancorp. Inc.(a)(b)	161,619	3,528,143
Mercantile Bank Corp.	366,322	12,015,362
Metropolitan Bank Holding Corp.(a)(b)	156,925	6,171,860
Mid Penn Bancorp. Inc.	154,353	3,956,067
Midland States Bancorp. Inc.	484,816	12,629,457
MidWestOne Financial Group Inc.	266,676	8,138,952
MutualFirst Financial Inc.	127,596	4,021,826
MVB Financial Corp.	211,313	4,194,563
National Bank Holdings Corp., Class A	684,633	23,407,602
National Bankshares Inc.	151,898	6,083,515
NBT Bancorp. Inc.	903,815	33,070,591
Nicolet Bankshares Inc.(a)(b)	183,481	12,214,330
Northeast Bank(a)	168,251	3,730,125
Northrim BanCorp. Inc.	152,454	6,047,850
Norwood Financial Corp.	132,010	4,172,836
Oak Valley Bancorp.	148,896	2,496,986
OFG Bancorp.	1,173,807	25,706,373
Ohio Valley Banc Corp.	95,405	3,481,328
Old Line Bancshares Inc.	342,238	9,928,324
Old National Bancorp./IN	3,909,983	67,271,258
Old Second Bancorp. Inc.(b)	646,250	7,897,175
Opus Bank	489,915	10,665,450
Origin Bancorp Inc.(b)	432,572	14,594,979
Orrstown Financial Services Inc.	229,288	5,021,407
Pacific Mercantile Bancorp.(a)(b)	435,481	3,270,462
Pacific Premier Bancorp. Inc.	1,359,803	42,412,256
Park National Corp.	301,342	28,570,235
Parke Bancorp. Inc.	201,520	4,477,774
PCB Bancorp.	277,050	4,557,473
Peapack Gladstone Financial Corp.(b)	426,503	11,954,879
Penns Woods Bancorp. Inc.	105,928	4,899,170
Peoples Bancorp. Inc./OH	402,805	12,813,227
Peoples Bancorp. of North Carolina Inc.	111,663	3,317,508
Peoples Financial Services Corp.	159,549	7,225,974
People’s Utah Bancorp.	350,958	9,928,602
Preferred Bank/Los Angeles CA	316,787	16,593,303
Premier Financial Bancorp. Inc.	301,733	5,180,756
QCR Holdings Inc.(b)	330,159	12,539,439
RBB Bancorp.	363,288	7,153,141
Red River Bancshares Inc.(a)(b)	15,679	679,998
Reliant Bancorp Inc.	236,453	5,670,143

26

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Renasant Corp.	1,284,925	$44,985,224
Republic Bancorp. Inc./KY, Class A	220,888	9,597,584
Republic First Bancorp. Inc.(a)(b)	941,477	3,954,203
Richmond Mutual BanCorp. Inc.(a)(b)	299,641	4,191,978
S&T Bancorp. Inc.	719,410	26,280,047
Sandy Spring Bancorp. Inc.	800,095	26,971,202
SB One Bancorp.	183,269	4,134,549
Seacoast Banking Corp. of Florida(a)(b)	1,160,399	29,369,699
Select Bancorp. Inc.(a)(b)	369,784	4,289,494
ServisFirst Bancshares Inc.(b)	1,078,301	35,745,678
Shore Bancshares Inc.	287,752	4,434,258
Sierra Bancorp.	319,358	8,482,148
Simmons First National Corp., Class A	2,052,654	51,111,085
SmartFinancial Inc.(a)(b)	284,700	5,930,301
South Plains Financial Inc.(b)	76,232	1,242,582
South State Corp.	770,060	57,985,518
Southern First Bancshares Inc.(a)(b)	158,871	6,331,009
Southern National Bancorp. of Virginia Inc.	449,155	6,912,495
Southside Bancshares Inc.	716,056	24,424,670
Spirit of Texas Bancshares Inc.(a)(b)	265,944	5,731,093
Stock Yards Bancorp. Inc.	453,689	16,645,849
Summit Financial Group Inc.	245,865	6,294,144
Tompkins Financial Corp.	327,521	26,571,779
TowneBank/Portsmouth VA	1,510,793	42,007,599
TriCo Bancshares	605,000	21,961,500
TriState Capital Holdings Inc.(a)(b)	544,973	11,466,232
Triumph Bancorp. Inc.(a)(b)	557,009	17,763,017
Trustmark Corp.	1,451,100	49,497,021
UMB Financial Corp.	1,001,574	64,681,649
Union Bankshares Inc./Morrisville VT	87,779	2,770,305
United Bankshares Inc./WV	2,200,074	83,316,802
United Community Banks Inc./GA	1,608,623	45,604,462
United Security Bancshares/Fresno CA	313,120	3,294,022
Unity Bancorp. Inc.	184,448	4,085,523
Univest Financial Corp.	643,906	16,426,042
Valley National Bancorp.	7,317,945	79,546,062
Veritex Holdings Inc.	1,186,685	28,794,912
Washington Trust Bancorp. Inc.	338,514	16,353,611
WesBanco Inc.	1,204,560	45,014,407
West Bancorp. Inc.	364,833	7,931,469
Westamerica Bancorp.	579,013	36,003,028

		4,285,178,343

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	187,073	68,109,538
Celsius Holdings Inc.(a)(b)	600,412	2,086,432
Coca-Cola Consolidated Inc.(b)	104,710	31,818,228
Craft Brew Alliance Inc.(a)(b)	290,196	2,376,705
MGP Ingredients Inc.(b)	288,617	14,338,492
National Beverage Corp.(b)	254,405	11,285,406
New Age Beverages Corp.(a)(b)	1,618,999	4,468,437
Primo Water Corp.(a)(b)	784,132	9,629,141

		144,112,379

Biotechnology — 7.0%
Abeona Therapeutics Inc.(a)(b)	758,638	1,714,522
ACADIA Pharmaceuticals Inc.(a)(b)	2,374,794	85,468,836
Acceleron Pharma Inc.(a)(b)	1,025,575	40,520,468
Achillion Pharmaceuticals Inc.(a)(b)	3,134,353	11,283,671
Acorda Therapeutics Inc.(a)(b)	996,214	2,859,134
Adamas Pharmaceuticals Inc.(a)(b)	545,466	2,790,059

Security	Shares	Value

Biotechnology (continued)
ADMA Biologics Inc.(a)(b)	1,142,795	$5,085,438
Aduro Biotech Inc.(a)(b)	1,377,800	1,460,468
Adverum Biotechnologies Inc.(a)(b)	1,209,094	6,589,562
Aeglea BioTherapeutics Inc.(a)(b)	585,705	4,504,071
Affimed NV(a)(b)	1,347,792	3,962,508
Agenus Inc.(a)(b)	2,341,688	6,041,555
AgeX Therapeutics Inc.(a)(b)	476,146	933,246
Aimmune Therapeutics Inc.(a)(b)	1,003,733	21,018,169
Akcea Therapeutics Inc.(a)(b)	293,639	4,519,104
Akebia Therapeutics Inc.(a)(b)	2,642,003	10,356,652
Akero Therapeutics Inc.(a)(b)	108,900	2,477,475
Albireo Pharma Inc.(a)(b)	231,073	4,621,460
Alder Biopharmaceuticals Inc.(a)	1,636,128	30,857,374
Aldeyra Therapeutics Inc.(a)(b)	521,914	2,750,487
Alector Inc.(a)(b)	687,956	9,920,326
Allakos Inc.(a)(b)	439,952	34,593,426
Allogene Therapeutics Inc.(a)(b)	884,102	24,096,200
AMAG Pharmaceuticals Inc.(a)(b)	761,015	8,789,723
Amicus Therapeutics Inc.(a)(b)	5,791,572	46,448,407
AnaptysBio Inc.(a)(b)	558,174	19,530,508
Anavex Life Sciences Corp.(a)(b)	960,856	3,036,305
Anika Therapeutics Inc.(a)(b)	301,769	16,564,100
Apellis Pharmaceuticals Inc.(a)(b)	1,097,315	26,434,318
Arcus Biosciences Inc.(a)(b)	730,327	6,645,976
Ardelyx Inc.(a)(b)	1,126,292	5,293,572
Arena Pharmaceuticals Inc.(a)(b)	1,127,216	51,592,676
ArQule Inc.(a)(b)	2,533,316	18,163,876
Arrowhead Pharmaceuticals Inc.(a)(b)	2,104,436	59,303,006
Assembly Biosciences Inc.(a)(b)	506,295	4,976,880
Atara Biotherapeutics Inc.(a)(b)	1,165,905	16,462,579
Athenex Inc.(a)(b)	1,541,016	18,746,460
Athersys Inc.(a)(b)	2,865,334	3,810,894
Atreca Inc., Class A(a)	148,521	1,817,897
Audentes Therapeutics Inc.(a)(b)	1,019,848	28,647,530
Avid Bioservices Inc.(a)(b)	1,254,591	6,649,332
Avrobio Inc.(a)(b)	465,702	6,575,712
Axcella Health Inc.(a)(b)	51,018	288,762
Beyondspring Inc.(a)(b)	239,783	4,340,072
BioCryst Pharmaceuticals Inc.(a)(b)	2,506,464	7,181,019
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	882,577	36,821,112
BioSpecifics Technologies Corp.(a)(b)	137,370	7,352,042
Bioxcel Therapeutics Inc.(a)(b)	134,787	948,900
Blueprint Medicines Corp.(a)(b)	1,106,198	81,272,367
Bridgebio Pharma Inc.(a)(b)	513,812	11,031,544
Calithera Biosciences Inc.(a)(b)	1,067,862	3,299,694
Calyxt Inc.(a)(b)	208,617	1,176,600
CareDx Inc.(a)(b)	933,970	21,117,062
CASI Pharmaceuticals Inc.(a)(b)	1,092,221	3,648,018
Castle Biosciences Inc.(a)	84,174	1,522,708
Catalyst Pharmaceuticals Inc.(a)(b)	2,224,012	11,809,504
Celcuity Inc.(a)(b)	124,773	2,118,646
Cellular Biomedicine Group Inc.(a)(b)	278,206	4,134,141
CEL-SCI Corp.(a)(b)	589,730	5,272,186
Checkpoint Therapeutics Inc.(a)(b)	516,170	1,285,263
ChemoCentryx Inc.(a)(b)	911,758	6,181,719
Chimerix Inc.(a)(b)	1,098,347	2,581,115
Clovis Oncology Inc.(a)(b)	1,092,880	4,295,018
Coherus Biosciences Inc.(a)(b)	1,405,355	28,472,492
Concert Pharmaceuticals Inc.(a)(b)	495,410	2,913,011
Constellation Pharmaceuticals Inc.(a)(b)	342,669	2,213,642

27

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Corbus Pharmaceuticals Holdings Inc.(a)(b)	1,328,311	$6,468,875
Cortexyme Inc.(a)(b)	64,589	1,610,204
Crinetics Pharmaceuticals Inc.(a)(b)	247,156	3,717,226
Cue Biopharma Inc.(a)(b)	435,768	3,673,524
Cyclerion Therapeutics Inc.(a)(b)	528,563	6,406,184
Cytokinetics Inc.(a)(b)	1,225,732	13,948,830
CytomX Therapeutics Inc.(a)(b)	1,038,422	7,663,554
Deciphera Pharmaceuticals Inc.(a)(b)	429,429	14,574,820
Denali Therapeutics Inc.(a)(b)	1,096,110	16,792,405
Dicerna Pharmaceuticals Inc.(a)(b)	1,158,723	16,639,262
Dynavax Technologies Corp.(a)(b)	1,882,502	6,729,945
Eagle Pharmaceuticals Inc./DE(a)(b)	207,045	11,712,536
Editas Medicine Inc.(a)(b)	1,127,131	25,630,959
Eidos Therapeutics Inc.(a)(b)	257,487	9,261,807
Eiger BioPharmaceuticals Inc.(a)(b)	524,589	5,377,037
Emergent BioSolutions Inc.(a)(b)	1,027,877	53,737,410
Enanta Pharmaceuticals Inc.(a)(b)	386,711	23,233,597
Enochian Biosciences Inc.(a)(b)	93,589	514,739
Epizyme Inc.(a)(b)	1,772,058	18,278,778
Esperion Therapeutics Inc.(a)(b)	569,041	20,861,043
Evelo Biosciences Inc.(a)(b)	294,646	1,797,341
Fate Therapeutics Inc.(a)(b)	1,191,029	18,496,680
FibroGen Inc.(a)(b)	1,747,965	64,639,746
Five Prime Therapeutics Inc.(a)(b)	795,871	3,084,000
Flexion Therapeutics Inc.(a)(b)	779,204	10,678,991
Forty Seven Inc.(a)(b)	378,417	2,429,437
G1 Therapeutics Inc.(a)(b)	768,594	17,508,571
Galectin Therapeutics Inc.(a)(b)	738,726	2,711,124
Genomic Health Inc.(a)(b)	609,196	41,315,673
Geron Corp.(a)(b)	3,971,668	5,282,318
Global Blood Therapeutics Inc.(a)(b)	1,302,246	63,184,976
GlycoMimetics Inc.(a)(b)	756,605	3,260,968
Gossamer Bio Inc.(a)(b)	974,797	16,366,842
Gritstone Oncology Inc.(a)	557,831	4,816,871
Halozyme Therapeutics Inc.(a)(b)	3,234,470	50,166,630
Harpoon Therapeutics Inc.(a)	132,725	1,813,023
Heron Therapeutics Inc.(a)(b)	1,677,210	31,028,385
Homology Medicines Inc.(a)(b)	543,988	9,846,183
Hookipa Pharma Inc.(a)(b)	70,335	527,512
ImmunoGen Inc.(a)(b)	3,220,342	7,793,228
Immunomedics Inc.(a)(b)	3,945,079	52,311,748
Inovio Pharmaceuticals Inc.(a)(b)	2,072,765	4,249,168
Insmed Inc.(a)(b)	2,015,416	35,551,938
Intellia Therapeutics Inc.(a)(b)	839,376	11,205,670
Intercept Pharmaceuticals Inc.(a)(b)	568,419	37,720,285
Intrexon Corp.(a)(b)	1,614,645	9,235,769
Invitae Corp.(a)(b)	1,957,154	37,714,358
Iovance Biotherapeutics Inc.(a)(b)	2,584,672	47,041,030
Ironwood Pharmaceuticals Inc.(a)(b)	3,484,065	29,910,698
Jounce Therapeutics Inc.(a)(b)	361,530	1,203,895
Kadmon Holdings Inc.(a)(b)	2,914,016	7,343,320
KalVista Pharmaceuticals Inc.(a)(b)	261,116	3,028,946
Karuna Therapeutics Inc.(a)(b)	104,448	1,704,591
Karyopharm Therapeutics Inc.(a)(b)	1,335,919	12,851,541
Kezar Life Sciences Inc.(a)(b)	347,992	1,141,414
Kindred Biosciences Inc.(a)(b)	829,046	5,678,965
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	312,191	2,656,745
Kodiak Sciences Inc.(a)(b)	527,838	7,590,310
Krystal Biotech Inc.(a)(b)	237,310	8,240,590
Kura Oncology Inc.(a)(b)	774,924	11,755,597

Security	Shares	Value

Biotechnology (continued)
La Jolla Pharmaceutical Co.(a)(b)	460,514	$4,052,523
Lexicon Pharmaceuticals Inc.(a)(b)	935,831	2,816,851
Ligand Pharmaceuticals Inc.(a)(b)	418,738	41,681,181
Lineage Cell Therapeutics Inc.(a)(b)	2,451,545	2,402,514
LogicBio Therapeutics Inc.(a)(b)	173,492	1,875,449
MacroGenics Inc.(a)(b)	1,066,706	13,611,169
Madrigal Pharmaceuticals Inc.(a)(b)	179,929	15,513,478
Magenta Therapeutics Inc.(a)(b)	435,949	4,472,837
MannKind Corp.(a)(b)	4,196,384	5,245,480
Marker Therapeutics Inc.(a)(b)	606,387	3,098,638
Medicines Co. (The)(a)(b)	1,696,043	84,802,150
MediciNova Inc.(a)(b)	924,776	7,356,593
MEI Pharma Inc.(a)(b)	1,525,303	2,562,509
MeiraGTx Holdings PLC(a)(b)	357,896	5,708,441
Mersana Therapeutics Inc.(a)(b)	803,595	1,269,680
Millendo Therapeutics Inc.(a)(b)	210,020	1,493,242
Minerva Neurosciences Inc.(a)(b)	657,431	5,095,090
Mirati Therapeutics Inc.(a)(b)	616,526	48,033,541
Mirum Pharmaceuticals Inc.(a)(b)	2,995	30,130
Molecular Templates Inc.(a)(b)	380,986	2,510,698
Momenta Pharmaceuticals Inc.(a)(b)	2,237,494	28,997,922
Morphic Holding Inc.(a)(b)	112,725	2,041,450
Mustang Bio Inc.(a)(b)	622,980	2,030,915
Myriad Genetics Inc.(a)(b)	1,580,991	45,263,772
Natera Inc.(a)(b)	1,255,287	41,173,414
Neon Therapeutics Inc.(a)(b)	318,352	547,565
NextCure Inc.(a)(b)	64,631	1,993,866
Novavax Inc.(a)(b)	525,189	2,636,449
Oncocyte Corp.(a)(b)	480,908	1,009,907
Oncternal Therapeutics Inc. New(a)(b)	13,273	27,210
OPKO Health Inc.(a)(b)	7,796,866	16,295,450
Organogenesis Holdings Inc.(a)(b)	235,811	1,549,278
Palatin Technologies Inc.(a)(b)	4,771,099	4,335,975
PDL BioPharma Inc.(a)(b)	2,663,884	5,753,989
Pfenex Inc.(a)(b)	693,840	5,856,010
PhaseBio Pharmaceuticals Inc.(a)(b)	306,986	1,280,132
Pieris Pharmaceuticals Inc.(a)(b)	1,115,609	3,804,227
PolarityTE Inc.(a)(b)	314,431	1,015,612
Portola Pharmaceuticals Inc.(a)(b)	1,677,817	44,999,052
Precision BioSciences Inc.(a)(b)	205,237	1,721,938
Prevail Therapeutics Inc.(a)	169,089	2,076,413
Principia Biopharma Inc.(a)(b)	299,741	8,464,686
Progenics Pharmaceuticals Inc.(a)(b)	1,903,316	9,621,262
Protagonist Therapeutics Inc.(a)(b)	350,407	4,208,388
Prothena Corp. PLC(a)(b)	907,282	7,113,091
PTC Therapeutics Inc.(a)(b)	1,301,328	44,010,913
Puma Biotechnology Inc.(a)(b)	688,292	7,409,463
Ra Pharmaceuticals Inc.(a)(b)	785,352	18,573,575
Radius Health Inc.(a)(b)	1,028,288	26,478,416
Recro Pharma Inc.(a)(b)	428,550	4,748,334
REGENXBIO Inc.(a)(b)	756,574	26,934,034
Repligen Corp.(a)(b)	1,163,199	89,205,731
Replimune Group Inc.(a)(b)	253,938	3,529,738
Retrophin Inc.(a)(b)	951,628	11,029,369
Rhythm Pharmaceuticals Inc.(a)(b)	514,094	11,099,289
Rigel Pharmaceuticals Inc.(a)(b)	3,721,865	6,959,888
Rocket Pharmaceuticals Inc.(a)(b)	665,367	7,751,526
Rubius Therapeutics Inc.(a)(b)	782,134	6,139,752
Sangamo Therapeutics Inc.(a)(b)	2,607,793	23,600,527
Savara Inc.(a)(b)	809,370	2,144,830

28

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Scholar Rock Holding Corp.(a)(b)	351,527	$3,146,167
Seres Therapeutics Inc.(a)	826,450	3,314,064
Solid Biosciences Inc.(a)(b)	378,569	3,914,403
Sorrento Therapeutics Inc.(a)(b)	2,635,497	5,639,964
Spark Therapeutics Inc.(a)(b)	775,315	75,190,049
Spectrum Pharmaceuticals Inc.(a)(b)	2,544,016	21,102,613
Spero Therapeutics Inc.(a)(b)	229,373	2,431,354
Stemline Therapeutics Inc.(a)(b)	969,582	10,093,349
Stoke Therapeutics Inc.(a)	208,680	4,484,533
Sutro Biopharma Inc.(a)(b)	243,418	2,212,670
Syndax Pharmaceuticals Inc.(a)(b)	449,866	3,360,499
Synlogic Inc.(a)(b)	330,897	757,754
Synthorx Inc.(a)(b)	161,481	2,627,296
Syros Pharmaceuticals Inc.(a)(b)	775,674	8,051,496
TCR2 Therapeutics Inc.(a)(b)	266,803	4,010,049
TG Therapeutics Inc.(a)(b)	1,759,480	9,879,480
Tocagen Inc.(a)(b)	447,143	296,188
Translate Bio Inc.(a)(b)	673,019	6,669,618
Turning Point Therapeutics Inc.(a)(b)	155,904	5,861,990
Twist Bioscience Corp.(a)(b)	489,168	11,681,332
Tyme Technologies Inc.(a)(b)	1,320,945	1,571,925
Ultragenyx Pharmaceutical Inc.(a)(b)	1,238,738	52,993,212
UNITY Biotechnology Inc.(a)(b)	597,419	3,644,256
UroGen Pharma Ltd.(a)(b)	425,031	10,128,489
Vanda Pharmaceuticals Inc.(a)(b)	1,194,452	15,862,323
VBI Vaccines Inc.(a)(b)	1,877,947	884,889
Veracyte Inc.(a)(b)	1,058,043	25,393,032
Vericel Corp.(a)(b)	1,014,028	15,352,384
Viking Therapeutics Inc.(a)(b)	1,452,309	9,991,886
Voyager Therapeutics Inc.(a)(b)	540,367	9,299,716
X4 Pharmaceuticals Inc.(a)(b)	268,770	3,416,067
XBiotech Inc.(a)(b)	373,932	3,911,329
Xencor Inc.(a)(b)	1,068,035	36,024,821
Y-mAbs Therapeutics Inc.(a)(b)	455,411	11,868,011
ZIOPHARM Oncology Inc.(a)(b)	3,667,112	15,695,239

		3,058,736,410

Building Products — 1.5%
AAON Inc.(b)	921,630	42,339,682
Advanced Drainage Systems Inc.	833,882	26,909,372
American Woodmark Corp.(a)(b)	380,167	33,800,648
Apogee Enterprises Inc.	600,754	23,423,398
Armstrong Flooring Inc.(a)(b)	398,182	2,544,383
Builders FirstSource Inc.(a)	2,571,795	52,914,682
Caesarstone Ltd.(b)	504,624	8,381,805
Continental Building Products Inc.(a)(b)	784,293	21,403,356
Cornerstone Building Brands Inc.(a)(b)	1,029,311	6,227,331
CSW Industrials Inc.(b)	339,203	23,415,183
Gibraltar Industries Inc.(a)(b)	736,169	33,819,604
Griffon Corp.	816,829	17,128,904
Insteel Industries Inc.(b)	418,243	8,586,529
JELD-WEN Holding Inc.(a)(b)	1,522,218	29,363,585
Masonite International Corp.(a)(b)	561,101	32,543,858
Patrick Industries Inc.(a)(b)	509,347	21,840,799
PGT Innovations Inc.(a)(b)	1,296,891	22,397,308
Quanex Building Products Corp.	747,322	13,511,582
Simpson Manufacturing Co. Inc.	1,009,837	70,052,393
Trex Co. Inc.(a)(b)	1,322,313	120,237,921
Universal Forest Products Inc.	1,342,268	53,529,648

		664,371,971

Security	Shares	Value

Capital Markets — 1.5%
Ares Management Corp., Class A(b)	1,516,675	$40,662,057
Artisan Partners Asset Management Inc., Class A	1,146,236	32,369,705
Assetmark Financial Holdings Inc.(a)(b)	313,928	8,177,824
Associated Capital Group Inc., Class A	49,194	1,750,814
B. Riley Financial Inc.	451,336	10,660,556
Blucora Inc.(a)(b)	1,108,760	23,993,566
BrightSphere Investment Group PLC(a)	1,572,749	15,585,943
Cohen & Steers Inc.	520,666	28,600,183
Cowen Inc., Class A(a)(b)	644,140	9,913,315
Diamond Hill Investment Group Inc.	74,082	10,232,947
Donnelley Financial Solutions Inc.(a)(b)	697,766	8,596,477
Federated Investors Inc., Class B	2,188,714	70,936,221
Focus Financial Partners Inc., Class A(a)(b)	704,816	16,774,621
GAIN Capital Holdings Inc.(b)	426,793	2,253,467
GAMCO Investors Inc., Class A	126,966	2,482,185
Greenhill & Co. Inc.	378,472	4,965,553
Hamilton Lane Inc., Class A	499,900	28,474,304
Houlihan Lokey Inc.	933,067	42,081,322
INTL. FCStone Inc.(a)	356,935	14,655,751
Ladenburg Thalmann Financial Services Inc.	2,658,553	6,300,771
Moelis & Co., Class A	1,086,494	35,691,328
Oppenheimer Holdings Inc., Class A, NVS	216,621	6,511,627
Piper Jaffray Companies	313,270	23,645,620
PJT Partners Inc., Class A(b)	509,650	20,742,755
Pzena Investment Management Inc., Class A	405,615	3,618,086
Safeguard Scientifics Inc.(a)(b)	397,514	4,507,809
Sculptor Capital Management Inc.	378,547	7,374,095
Siebert Financial Corp.(a)(b)	159,215	1,464,778
Silvercrest Asset Management Group Inc., Class A	178,695	2,197,948
Stifel Financial Corp.(b)	1,529,082	87,738,725
Value Line Inc.	24,587	559,354
Virtus Investment Partners Inc.	154,219	17,051,995
Waddell & Reed Financial Inc., Class A	1,656,684	28,461,831
Westwood Holdings Group Inc.	181,290	5,016,294
WisdomTree Investments Inc.	3,079,586	16,090,837

		640,140,664

Chemicals — 1.9%
Advanced Emissions Solutions Inc.	368,344	5,466,225
AdvanSix Inc.(a)(b)	636,642	16,374,432
American Vanguard Corp.	636,935	9,999,879
Amyris Inc.(a)(b)	835,303	3,976,042
Balchem Corp.	725,810	71,993,094
Chase Corp.	163,639	17,900,470
Ferro Corp.(a)(b)	1,827,221	21,670,841
Flotek Industries Inc.(a)(b)	1,160,702	2,553,544
FutureFuel Corp.	566,803	6,767,628
GCP Applied Technologies Inc.(a)(b)	1,215,991	23,407,827
Hawkins Inc.	218,283	9,277,028
HB Fuller Co.	1,151,271	53,603,178
Ingevity Corp.(a)(b)	946,256	80,280,359
Innophos Holdings Inc.	438,861	14,245,428
Innospec Inc.	552,981	49,292,726
Intrepid Potash Inc.(a)(b)	2,151,433	7,035,186
Koppers Holdings Inc.(a)	431,637	12,608,117
Kraton Corp.(a)	714,216	23,062,035
Kronos Worldwide Inc.	520,502	6,438,610
Livent Corp.(a)(b)	3,299,023	22,070,464
LSB Industries Inc.(a)	477,537	2,473,642
LyondellBasell Inc.(a)(c)	555,980	240,739
Marrone Bio Innovations Inc.(a)(b)	1,171,711	1,652,113

29

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Minerals Technologies Inc.	803,834	$42,675,547
OMNOVA Solutions Inc.(a)(b)	1,013,745	10,208,412
Orion Engineered Carbons SA	1,361,227	22,746,103
PolyOne Corp.	1,729,773	56,477,088
PQ Group Holdings Inc.(a)(b)	847,786	13,513,709
Quaker Chemical Corp.	296,417	46,875,384
Rayonier Advanced Materials Inc.	1,091,982	4,728,282
Sensient Technologies Corp.	957,416	65,726,608
Stepan Co.	466,639	45,291,981
Trecora Resources(a)(b)	491,886	4,436,812
Tredegar Corp.	594,167	11,598,140
Trinseo SA	909,550	39,065,172
Tronox Holdings PLC, Class A(a)	2,062,572	17,119,348
Valhi Inc.	689,844	1,310,704

		844,162,897

Commercial Services & Supplies — 2.9%
ABM Industries Inc.	1,503,586	54,610,243
ACCO Brands Corp.	2,172,100	21,438,627
Advanced Disposal Services Inc.(a)(b)	1,653,343	53,849,381
Brady Corp., Class A, NVS	1,086,530	57,640,416
BrightView Holdings Inc.(a)(b)	698,277	11,975,451
Brink’s Co. (The)(b)	1,125,389	93,351,018
Casella Waste Systems Inc., Class A(a)(b)	1,014,220	43,550,607
CECO Environmental Corp.(a)(b)	691,184	4,827,920
Charah Solutions Inc.(a)(b)	235,364	498,972
Cimpress NV(a)(b)	489,073	64,479,384
CompX International Inc.	34,279	491,218
Covanta Holding Corp.	2,688,827	46,489,819
Deluxe Corp.	980,901	48,221,093
Ennis Inc.	579,895	11,719,678
Healthcare Services Group Inc.	1,694,637	41,162,733
Heritage-Crystal Clean Inc.(a)(b)	345,604	9,158,506
Herman Miller Inc.	1,332,344	61,407,735
HNI Corp.	978,512	34,737,176
Interface Inc.	1,329,711	19,201,027
Kimball International Inc., Class B, NVS	796,319	15,368,957
Knoll Inc.	1,115,498	28,277,874
LSC Communications Inc.	715,613	987,546
Matthews International Corp., Class A	694,268	24,570,145
McGrath RentCorp.	548,754	38,187,791
Mobile Mini Inc.	1,019,736	37,587,469
MSA Safety Inc.	800,271	87,317,569
NL Industries Inc.(a)(b)	179,181	673,721
NRC Group Holdings Corp.(a)(b)	227,016	2,824,079
PICO Holdings Inc.(a)	407,265	4,109,304
Pitney Bowes Inc.	3,592,649	16,418,406
Quad/Graphics Inc.	687,198	7,222,451
RR Donnelley & Sons Co.	1,545,403	5,826,169
SP Plus Corp.(a)(b)	510,650	18,894,050
Steelcase Inc., Class A	1,987,533	36,570,607
Team Inc.(a)(b)	666,767	12,035,144
Tetra Tech Inc.(b)	1,235,594	107,200,135
U.S. Ecology Inc.	502,358	32,120,770
UniFirst Corp./MA	343,762	67,074,841
Viad Corp.(b)	458,218	30,769,339
VSE Corp.	192,776	6,571,734

		1,259,419,105

Communications Equipment — 1.1%
Acacia Communications Inc.(a)(b)	852,580	55,758,732

Security	Shares	Value

Communications Equipment (continued)
ADTRAN Inc.	1,079,905	$12,251,522
Applied Optoelectronics Inc.(a)(b)	426,483	4,785,139
CalAmp Corp.(a)(b)	728,599	8,393,461
Calix Inc.(a)(b)	1,027,800	6,567,642
Cambium Networks Corp.(a)(b)	4,557	44,203
Casa Systems Inc.(a)(b)	708,538	5,565,566
Clearfield Inc.(a)(b)	238,711	2,828,725
Comtech Telecommunications Corp.	530,876	17,253,470
DASAN Zhone Solutions Inc.(a)	126,158	1,155,607
Digi International Inc.(a)(b)	621,562	8,465,675
Extreme Networks Inc.(a)(b)	2,676,019	19,468,038
Harmonic Inc.(a)(b)	1,946,159	12,805,726
Infinera Corp.(a)(b)	3,962,345	21,594,780
Inseego Corp.(a)(b)	997,294	4,787,011
InterDigital Inc.	705,318	37,008,036
KVH Industries Inc.(a)(b)	358,311	3,816,012
Lumentum Holdings Inc.(a)(b)	1,720,382	92,143,660
NETGEAR Inc.(a)(b)	697,760	22,481,827
NetScout Systems Inc.(a)(b)	1,663,067	38,350,325
Plantronics Inc.	759,931	28,360,625
Ribbon Communications Inc.(a)(b)	1,335,716	7,800,582
TESSCO Technologies Inc.	138,419	1,989,081
Viavi Solutions Inc.(a)(b)	5,220,355	73,111,072

		486,786,517

Construction & Engineering — 1.1%
Aegion Corp.(a)(b)	708,917	15,156,645
Ameresco Inc., Class A(a)(b)	491,460	7,897,762
Arcosa Inc.	1,097,317	37,539,215
Argan Inc.	329,877	12,960,867
Comfort Systems USA Inc.	819,916	36,264,885
Concrete Pumping Holdings Inc.(a)(b)	248,602	986,950
Construction Partners Inc., Class A(a)(b)	269,060	4,191,955
Dycom Industries Inc.(a)(b)	683,888	34,912,482
EMCOR Group Inc.	1,258,527	108,384,345
Granite Construction Inc.	1,057,720	33,984,544
Great Lakes Dredge & Dock Corp.(a)(b)	1,364,199	14,255,879
IES Holdings Inc.(a)(b)	180,833	3,723,351
MasTec Inc.(a)(b)	1,345,919	87,390,521
MYR Group Inc.(a)(b)	360,992	11,295,440
Northwest Pipe Co.(a)(b)	219,104	6,167,778
NV5 Global Inc.(a)(b)	228,196	15,578,941
Primoris Services Corp.	1,013,922	19,883,010
Sterling Construction Co. Inc.(a)(b)	573,901	7,546,798
Tutor Perini Corp.(a)(b)	903,117	12,941,667
WillScot Corp.(a)(b)	1,193,662	18,597,254

		489,660,289

Construction Materials — 0.2%
Forterra Inc.(a)(b)	440,631	3,185,762
Summit Materials Inc., Class A(a)(b)	2,533,663	56,247,319
U.S. Concrete Inc.(a)(b)	367,986	20,342,266
U.S. Lime & Minerals Inc.	43,596	3,335,094

		83,110,441

Consumer Finance — 0.6%
Curo Group Holdings Corp.(a)(b)	389,596	5,173,835
Elevate Credit Inc.(a)(b)	537,787	2,264,083
Encore Capital Group Inc.(a)(b)	707,059	23,562,741
Enova International Inc.(a)	754,589	15,657,722
EZCORP Inc., Class A, NVS(a)(b)	1,148,813	7,415,588
FirstCash Inc.	960,179	88,019,609

30

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Green Dot Corp., Class A(a)(b)	1,110,252	$28,033,863
LendingClub Corp.(a)(b)	1,492,787	19,525,654
Medallion Financial Corp.(a)(b)	461,743	2,955,155
Nelnet Inc., Class A(b)	408,333	25,969,979
PRA Group Inc.(a)(b)	1,027,790	34,729,024
Regional Management Corp.(a)(b)	217,334	6,120,126
World Acceptance Corp.(a)(b)	145,126	18,505,016

		277,932,395

Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	591,570	22,414,587
Greif Inc., Class B	134,766	6,139,939
Myers Industries Inc.	797,887	14,082,706
UFP Technologies Inc.(a)(b)	150,133	5,795,134

		48,432,366

Distributors — 0.1%
Core-Mark Holding Co. Inc.	1,027,429	32,995,882
Funko Inc., Class A(a)(b)	380,327	7,825,228
Greenlane Holdings Inc., Class A(a)(b)	138,801	470,536
Weyco Group Inc.	132,838	3,003,467

		44,295,113

Diversified Consumer Services — 1.0%
Adtalem Global Education Inc.(a)(b)	1,285,097	48,949,345
American Public Education Inc.(a)(b)	364,287	8,138,172
Career Education Corp.(a)(b)	1,576,077	25,043,863
Carriage Services Inc.	375,458	7,674,361
Chegg Inc.(a)(b)	2,628,790	78,732,260
Collectors Universe Inc.	179,233	5,104,556
Houghton Mifflin Harcourt Co.(a)(b)	2,336,632	12,454,249
K12 Inc.(a)(b)	869,022	22,942,181
Laureate Education Inc., Class A(a)(b)	2,371,812	39,312,784
OneSpaWorld Holdings Ltd.(a)(b)	1,052,177	16,340,309
Regis Corp.(a)(b)	666,186	13,470,281
Select Interior Concepts Inc., Class A(a)	478,825	6,210,360
Sotheby’s(a)	713,648	40,663,663
Strategic Education Inc.	483,927	65,756,001
WW International Inc.(a)(b)	1,052,747	39,814,891

		430,607,276

Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	690,683	13,772,219
Cannae Holdings Inc.(a)(b)	1,532,062	42,085,743
FGL Holdings(b)	3,320,422	26,496,968
GWG Holdings Inc.(a)(b)	63,936	638,081
Marlin Business Services Corp.	191,349	4,820,081
On Deck Capital Inc.(a)(b)	1,487,826	4,999,096

		92,812,188

Diversified Telecommunication Services — 0.6%
Anterix Inc.(a)(b)	220,619	7,986,408
ATN International Inc.	247,688	14,457,548
Bandwidth Inc., Class A(a)(b)	365,083	23,770,554
Cincinnati Bell Inc.(a)(b)	1,081,510	5,483,256
Cogent Communications Holdings Inc.	952,946	52,507,325
Consolidated Communications Holdings Inc.	1,627,890	7,748,756
Frontier Communications Corp.(a)(b)	2,501,902	2,169,149
IDT Corp., Class B(a)	372,805	3,925,637
Intelsat SA(a)(b)	1,500,331	34,207,547
Iridium Communications Inc.(a)	2,227,142	47,393,582
Ooma Inc.(a)(b)	439,237	4,568,065
ORBCOMM Inc.(a)(b)	1,665,337	7,927,004

Security	Shares	Value

Diversified Telecommunication Services (continued)
Pareteum Corp.(a)(b)	2,483,919	$3,204,255
Vonage Holdings Corp.(a)	5,099,503	57,624,384

		272,973,470

Electric Utilities — 1.1%
ALLETE Inc.	1,174,057	102,624,322
El Paso Electric Co.	917,037	61,514,842
Genie Energy Ltd., Class B	321,964	2,401,851
MGE Energy Inc.	786,804	62,842,035
Otter Tail Corp.	893,778	48,040,568
PNM Resources Inc.	1,791,299	93,290,852
Portland General Electric Co.	2,024,308	114,110,242
Spark Energy Inc., Class A	245,923	2,594,488

		487,419,200

Electrical Equipment — 0.9%
Allied Motion Technologies Inc.(b)	156,038	5,509,702
American Superconductor Corp.(a)(b)	470,197	3,686,344
Atkore International Group Inc.(a)(b)	1,053,816	31,983,316
AZZ Inc.	591,707	25,774,757
Bloom Energy Corp., Class A(a)(b)	1,233,658	4,009,389
Encore Wire Corp.	463,578	26,090,170
Energous Corp.(a)(b)	622,534	2,063,700
EnerSys(b)	963,508	63,533,718
Generac Holdings Inc.(a)(b)	1,379,106	108,039,164
Plug Power Inc.(a)(b)	5,311,157	13,968,343
Powell Industries Inc.	199,713	7,818,764
Preformed Line Products Co.	67,700	3,695,743
Sunrun Inc.(a)(b)	2,543,515	42,489,418
Thermon Group Holdings Inc.(a)(b)	731,046	16,799,437
TPI Composites Inc.(a)(b)	647,438	12,139,462
Vicor Corp.(a)(b)	398,387	11,760,384
Vivint Solar Inc.(a)(b)	975,900	6,382,386

		385,744,197

Electronic Equipment, Instruments & Components — 2.5%
Airgain Inc.(a)(b)	207,150	2,434,012
Akoustis Technologies Inc.(a)(b)	562,281	4,357,678
Anixter International Inc.(a)(b)	694,693	48,017,180
Arlo Technologies Inc.(a)(b)	1,696,455	5,784,912
AVX Corp.	1,053,596	16,014,659
Badger Meter Inc.	642,077	34,479,535
Bel Fuse Inc., Class B, NVS	212,572	3,194,957
Belden Inc.(b)	870,842	46,450,712
Benchmark Electronics Inc.	851,426	24,742,440
Coda Octopus Group Inc.(a)(b)	103,660	851,049
CTS Corp.(b)	731,684	23,677,294
Daktronics Inc.	824,704	6,090,439
ePlus Inc.(a)	306,648	23,332,846
Fabrinet(a)(b)	821,761	42,978,100
FARO Technologies Inc.(a)(b)	393,874	19,043,808
Fitbit Inc., Class A(a)(b)	5,059,078	19,275,087
II-VI Inc.(a)(b)	2,000,188	70,426,628
Insight Enterprises Inc.(a)(b)	808,392	45,019,350
Iteris Inc.(a)(b)	908,528	5,219,493
Itron Inc.(a)(b)	768,520	56,839,739
KEMET Corp.(b)	1,272,561	23,135,159
Kimball Electronics Inc.(a)(b)	552,852	8,021,882
Knowles Corp.(a)(b)	1,836,290	37,350,139
Methode Electronics Inc.	830,360	27,933,310
MTS Systems Corp.	404,812	22,365,863
Napco Security Technologies Inc.(a)(b)	255,425	6,518,446

31

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
nLight Inc.(a)(b)	726,215	$11,372,527
Novanta Inc.(a)(b)	753,439	61,571,035
OSI Systems Inc.(a)(b)	373,954	37,978,768
PAR Technology Corp.(a)(b)	260,580	6,193,987
PC Connection Inc.	253,094	9,845,357
Plexus Corp.(a)(b)	653,394	40,843,659
Rogers Corp.(a)(b)	414,915	56,723,030
Sanmina Corp.(a)	1,530,615	49,148,048
ScanSource Inc.(a)(b)	578,045	17,659,275
Tech Data Corp.(a)(b)	816,045	85,064,531
TTM Technologies Inc.(a)(b)	2,239,527	27,311,032
Vishay Intertechnology Inc.	3,020,333	51,134,238
Vishay Precision Group Inc.(a)(b)	235,520	7,710,925
Wrap Technologies Inc.(a)(b)	170,414	695,289

		1,086,806,418

Energy Equipment & Services — 1.0%
Archrock Inc.	2,886,070	28,774,118
C&J Energy Services Inc.(a)(b)	1,513,974	16,244,941
Cactus Inc., Class A(a)(b)	1,053,355	30,484,094
Covia Holdings Corp.(a)(b)	931,175	1,880,974
Diamond Offshore Drilling Inc.(a)(b)	1,433,452	7,969,993
DMC Global Inc.(b)	312,842	13,758,791
Dril-Quip Inc.(a)(b)	815,601	40,926,858
Era Group Inc.(a)(b)	446,435	4,714,354
Exterran Corp.(a)(b)	695,953	9,089,146
Forum Energy Technologies Inc.(a)(b)	1,869,726	2,898,075
Frank’s International NV(a)(b)	2,386,106	11,334,004
FTS International Inc.(a)(b)	770,406	1,725,709
Geospace Technologies Corp.(a)(b)	295,960	4,548,905
Helix Energy Solutions Group Inc.(a)(b)	3,232,169	26,051,282
Independence Contract Drilling Inc.(a)(b)	1,042,284	1,250,741
Keane Group Inc.(a)(b)	1,187,851	7,198,377
KLX Energy Services Holdings Inc.(a)	465,963	4,028,250
Liberty Oilfield Services Inc., Class A	1,204,783	13,047,800
Mammoth Energy Services Inc.	266,176	660,116
Matrix Service Co.(a)(b)	595,349	10,204,282
McDermott International Inc.(a)(b)	4,138,592	8,359,956
Nabors Industries Ltd.	7,925,106	14,819,948
National Energy Services Reunited Corp.(a)(b)	530,878	3,546,265
Natural Gas Services Group Inc.(a)(b)	297,512	3,811,129
NCS Multistage Holdings Inc.(a)(b)	221,560	443,120
Newpark Resources Inc.(a)(b)	2,003,632	15,267,676
Nine Energy Service Inc.(a)(b)	355,808	2,195,335
Noble Corp. PLC(a)(b)	5,528,426	7,021,101
Oceaneering International Inc.(a)(b)	2,247,061	30,447,677
Oil States International Inc.(a)(b)	1,353,930	18,007,269
Pacific Drilling SA(a)(b)	668,106	2,612,294
Parker Drilling Co.(a)(b)	208,595	3,946,617
ProPetro Holding Corp.(a)(b)	1,815,752	16,505,186
RigNet Inc.(a)(b)	317,186	2,458,192
RPC Inc.	1,299,335	7,289,269
SEACOR Holdings Inc.(a)(b)	389,504	18,333,953
SEACOR Marine Holdings Inc.(a)(b)	431,289	5,421,303
Seadrill Ltd.(a)(b)	1,312,140	2,755,494
Select Energy Services Inc., Class A(a)(b)	1,326,185	11,484,762
Smart Sand Inc.(a)(b)	459,599	1,300,665
Solaris Oilfield Infrastructure Inc., Class A	687,484	9,226,035
TETRA Technologies Inc.(a)(b)	2,656,992	5,340,554
Tidewater Inc.(a)(b)	843,643	12,747,446
U.S. Silica Holdings Inc.	1,601,278	15,308,218

Security	Shares	Value

Energy Equipment & Services (continued)
U.S. Well Services Inc.(a)(b)	449,186	$983,717

		456,423,991

Entertainment — 0.3%
AMC Entertainment Holdings Inc., Class A(b)	1,178,324	12,608,067
Eros International PLC(a)(b)	1,657,193	3,165,239
Gaia Inc.(a)(b)	241,745	1,579,804
Glu Mobile Inc.(a)	2,564,020	12,794,460
IMAX Corp.(a)(b)	1,191,342	26,149,957
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	226,687	6,308,699
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	814,230	22,594,882
LiveXLive Media Inc.(a)(b)	628,990	1,261,125
Marcus Corp. (The)	514,634	19,046,604
Reading International Inc., Class A, NVS(a)(b)	376,154	4,498,802
Rosetta Stone Inc.(a)(b)	463,553	8,065,822

		118,073,461

Equity Real Estate Investment Trusts (REITs) — 7.5%
Acadia Realty Trust	1,880,516	53,745,147
Agree Realty Corp.	926,044	67,740,119
Alexander & Baldwin Inc.	1,555,454	38,124,178
Alexander’s Inc.	48,264	16,815,660
American Assets Trust Inc.	1,082,960	50,617,550
American Finance Trust Inc.	2,428,053	33,895,620
Armada Hoffler Properties Inc.	1,190,644	21,538,750
Ashford Hospitality Trust Inc.	2,023,232	6,696,898
Bluerock Residential Growth REIT Inc.	509,369	5,995,273
Braemar Hotels & Resorts Inc.	674,907	6,337,377
BRT Apartments Corp.	218,091	3,179,767
CareTrust REIT Inc.	2,168,905	50,980,112
CatchMark Timber Trust Inc., Class A	1,098,354	11,719,437
CBL & Associates Properties Inc.	3,922,726	5,060,317
Cedar Realty Trust Inc.	1,900,985	5,702,955
Chatham Lodging Trust	1,028,144	18,660,814
CIM Commercial Trust Corp.	29,332	454,646
City Office REIT Inc.	904,191	13,011,308
Clipper Realty Inc.	313,017	3,189,643
Community Healthcare Trust Inc.	407,786	18,166,866
CoreCivic Inc.	2,692,770	46,531,066
CorEnergy Infrastructure Trust Inc.	288,034	13,600,965
CorePoint Lodging Inc.	937,644	9,479,581
DiamondRock Hospitality Co.	4,589,085	47,038,121
Easterly Government Properties Inc.	1,783,064	37,979,263
EastGroup Properties Inc.	832,667	104,100,028
Essential Properties Realty Trust Inc.	1,712,641	39,236,605
Farmland Partners Inc.(b)	644,796	4,307,237
First Industrial Realty Trust Inc.	2,829,528	111,936,128
Four Corners Property Trust Inc.	1,547,292	43,757,418
Franklin Street Properties Corp.	2,343,664	19,827,397
Front Yard Residential Corp.	1,112,773	12,863,656
GEO Group Inc. (The)	2,684,583	46,550,669
Getty Realty Corp.	761,076	24,400,097
Gladstone Commercial Corp.	670,062	15,746,457
Gladstone Land Corp.	373,484	4,442,592
Global Medical REIT Inc.	688,483	7,848,706
Global Net Lease Inc.	1,928,973	37,614,974
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,411,332	41,140,328
Healthcare Realty Trust Inc.	2,872,903	96,242,251
Hersha Hospitality Trust	780,734	11,617,322

32

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Independence Realty Trust Inc.	2,046,554	$29,286,188
Industrial Logistics Properties Trust	1,471,612	31,271,755
Innovative Industrial Properties Inc.(b)	244,468	22,581,509
Investors Real Estate Trust	267,319	19,960,710
iStar Inc.	1,338,879	17,472,371
Jernigan Capital Inc.	466,417	8,978,527
Kite Realty Group Trust	1,897,403	30,643,058
Lexington Realty Trust	5,164,776	52,938,954
LTC Properties Inc.	896,816	45,934,916
Mack-Cali Realty Corp.	1,954,814	42,341,271
Monmouth Real Estate Investment Corp.	2,072,221	29,860,705
National Health Investors Inc.	938,244	77,301,923
National Storage Affiliates Trust	1,366,300	45,593,431
New Senior Investment Group Inc.	1,853,449	12,381,039
NexPoint Residential Trust Inc.(b)	419,186	19,601,137
Office Properties Income Trust	1,067,468	32,707,220
One Liberty Properties Inc.	345,513	9,511,973
Pebblebrook Hotel Trust	2,911,962	81,010,783
Pennsylvania REIT(b)	1,567,811	8,967,879
Physicians Realty Trust	4,186,330	74,307,358
Piedmont Office Realty Trust Inc., Class A	2,832,212	59,136,587
PotlatchDeltic Corp.	1,486,123	61,057,363
Preferred Apartment Communities Inc., Class A	969,463	14,008,740
PS Business Parks Inc.(b)	448,782	81,655,885
QTS Realty Trust Inc., Class A	1,227,088	63,084,594
Retail Opportunity Investments Corp.	2,546,315	46,419,322
Retail Value Inc.	333,918	12,368,323
Rexford Industrial Realty Inc.	2,463,196	108,429,888
RLJ Lodging Trust	3,891,864	66,122,769
RPT Realty	1,767,014	23,943,040
Ryman Hospitality Properties Inc.	1,029,339	84,210,224
Sabra Health Care REIT Inc.	4,246,964	97,510,293
Safehold Inc.	241,210	7,356,905
Saul Centers Inc.	265,939	14,496,335
Senior Housing Properties Trust	5,334,900	49,374,500
Seritage Growth Properties, Class A(b)	753,650	32,022,589
STAG Industrial Inc.	2,875,389	84,766,468
Summit Hotel Properties Inc.	2,333,305	27,066,338
Sunstone Hotel Investors Inc.	5,074,641	69,725,567
Tanger Factory Outlet Centers Inc.	2,070,378	32,049,451
Terreno Realty Corp.	1,446,279	73,890,394
UMH Properties Inc.	784,004	11,038,776
Uniti Group Inc.	4,138,342	32,134,226
Universal Health Realty Income Trust	291,701	29,986,863
Urban Edge Properties	2,594,792	51,350,934
Urstadt Biddle Properties Inc., Class A	662,030	15,690,111
Washington Prime Group Inc.	4,237,331	17,542,550
Washington REIT	1,825,054	49,933,477
Whitestone REIT	862,961	11,874,343
Xenia Hotels & Resorts Inc.	2,555,469	53,971,505

		3,282,764,365

Food & Staples Retailing — 0.7%
Andersons Inc. (The)	721,633	16,186,228
BJ’s Wholesale Club Holdings Inc.(a)(b)	2,504,366	64,787,948
Chefs’ Warehouse Inc. (The)(a)(b)	551,607	22,240,794
HF Foods Group Inc.(a)(b)	168,270	2,869,004
Ingles Markets Inc., Class A	323,721	12,579,798
Natural Grocers by Vitamin Cottage Inc.(a)(b)	189,142	1,889,529
Performance Food Group Co.(a)(b)	2,320,418	106,762,432
PriceSmart Inc.(b)	505,049	35,908,984

Security	Shares	Value

Food & Staples Retailing (continued)
Rite Aid Corp.(a)(b)	1,228,263	$8,536,428
SpartanNash Co.	807,328	9,550,690
United Natural Foods Inc.(a)(b)	1,196,480	13,783,450
Village Super Market Inc., Class A	180,713	4,779,859
Weis Markets Inc.	216,936	8,273,939

		308,149,083

Food Products — 1.3%
Alico Inc.	90,479	3,078,096
B&G Foods Inc.(b)	1,458,913	27,588,045
Bridgford Foods Corp.(a)	38,837	1,171,712
Calavo Growers Inc.	364,902	34,731,372
Cal-Maine Foods Inc.(b)	710,094	28,371,806
Darling Ingredients Inc.(a)	3,679,587	70,390,499
Dean Foods Co.(b)	1,945,066	2,256,277
Farmer Bros. Co.(a)(b)	242,880	3,145,296
Fresh Del Monte Produce Inc.(b)	709,369	24,196,577
Freshpet Inc.(a)(b)	777,299	38,686,171
Hostess Brands Inc.(a)(b)	2,703,051	37,802,168
J&J Snack Foods Corp.	338,548	65,001,216
John B Sanfilippo & Son Inc.	193,377	18,680,218
Lancaster Colony Corp.	423,700	58,746,005
Landec Corp.(a)(b)	548,236	5,959,325
Limoneira Co.	350,107	6,427,965
Sanderson Farms Inc.	446,144	67,514,972
Seneca Foods Corp., Class A(a)	149,369	4,657,325
Simply Good Foods Co. (The)(a)	1,594,742	46,231,571
Tootsie Roll Industries Inc.(b)	372,624	13,839,255

		558,475,871

Gas Utilities — 1.3%
Chesapeake Utilities Corp.	362,451	34,548,829
New Jersey Resources Corp.	1,991,593	90,059,835
Northwest Natural Holding Co.	689,032	49,155,543
ONE Gas Inc.	1,172,332	112,672,829
RGC Resources Inc.	174,029	5,088,608
South Jersey Industries Inc.	2,072,609	68,209,562
Southwest Gas Holdings Inc.	1,221,945	111,245,873
Spire Inc.	1,115,673	97,331,313

		568,312,392

Health Care Equipment & Supplies — 3.9%
Accuray Inc.(a)(b)	1,944,173	5,385,359
Alphatec Holdings Inc.(a)(b)	863,956	4,337,059
AngioDynamics Inc.(a)	816,715	15,043,890
Antares Pharma Inc.(a)(b)	3,619,825	12,108,315
Apyx Medical Corp.(a)(b)	745,146	5,044,638
AtriCure Inc.(a)(b)	848,795	21,168,947
Atrion Corp.	32,766	25,530,284
Avanos Medical Inc.(a)(b)	1,070,227	40,090,703
Avedro Inc.(a)(b)	176,146	3,998,514
Axogen Inc.(a)(b)	775,738	9,681,210
Axonics Modulation Technologies Inc.(a)(b)	345,717	9,306,702
BioLife Solutions Inc.(a)(b)	149,381	2,483,459
BioSig Technologies Inc.(a)(b)	350,689	2,893,184
Cardiovascular Systems Inc.(a)(b)	769,801	36,580,944
Cerus Corp.(a)(b)	3,053,991	15,743,324
Conformis Inc.(a)(b)	1,429,547	2,658,957
CONMED Corp.(b)	614,023	59,038,311
Corindus Vascular Robotics Inc.(a)(b)	2,055,224	8,796,359
CryoLife Inc.(a)	832,364	22,598,683
CryoPort Inc.(a)(b)	707,323	11,568,268

33

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cutera Inc.(a)(b)	310,440	$9,074,161
CytoSorbents Corp.(a)(b)	666,037	3,350,166
ElectroCore Inc.(a)(b)	263,247	576,511
GenMark Diagnostics Inc.(a)(b)	1,218,426	7,383,662
Glaukos Corp.(a)(b)	813,389	50,844,946
Globus Medical Inc., Class A(a)(b)	1,717,727	87,810,204
Haemonetics Corp.(a)(b)	1,150,199	145,086,102
Heska Corp.(a)(b)	157,819	11,184,633
Inogen Inc.(a)(b)	409,043	19,597,250
Integer Holdings Corp.(a)(b)	732,593	55,354,727
IntriCon Corp.(a)(b)	183,694	3,571,011
Invacare Corp.	796,803	5,976,023
iRadimed Corp.(a)(b)	98,646	2,073,539
iRhythm Technologies Inc.(a)(b)	557,758	41,335,445
Lantheus Holdings Inc.(a)(b)	855,930	21,453,885
LeMaitre Vascular Inc.(b)	362,204	12,380,133
LivaNova PLC(a)(b)	1,090,926	80,499,430
Meridian Bioscience Inc.	945,240	8,970,328
Merit Medical Systems Inc.(a)(b)	1,204,532	36,690,045
Mesa Laboratories Inc.(b)	86,853	20,651,038
Misonix Inc.(a)(b)	164,763	3,311,736
Natus Medical Inc.(a)(b)	770,271	24,525,429
Neogen Corp.(a)(b)	1,156,348	78,758,862
Neuronetics Inc.(a)(b)	316,355	2,628,910
Nevro Corp.(a)(b)	673,924	57,937,246
Novocure Ltd.(a)(b)	1,951,146	145,906,698
NuVasive Inc.(a)(b)	1,167,455	73,993,298
OraSure Technologies Inc.(a)(b)	1,381,877	10,322,621
Orthofix Medical Inc.(a)	413,094	21,902,244
OrthoPediatrics Corp.(a)(b)	196,336	6,922,807
Pulse Biosciences Inc.(a)(b)	261,072	4,030,952
Quidel Corp.(a)(b)	798,051	48,960,429
Rockwell Medical Inc.(a)(b)	1,248,607	3,446,155
RTI Surgical Holdings Inc.(a)(b)	1,261,077	3,594,069
SeaSpine Holdings Corp.(a)(b)	355,107	4,335,857
Senseonics Holdings Inc.(a)(b)	2,387,665	2,360,207
Shockwave Medical Inc.(a)(b)	157,900	4,725,947
SI-BONE Inc.(a)(b)	359,720	6,356,252
Sientra Inc.(a)(b)	872,651	5,654,779
Silk Road Medical Inc.(a)(b)	265,517	8,637,268
Soliton Inc.(a)(b)	70,040	748,728
STAAR Surgical Co.(a)(b)	994,214	25,630,837
Surmodics Inc.(a)(b)	299,625	13,704,848
Tactile Systems Technology Inc.(a)(b)	405,850	17,175,572
Tandem Diabetes Care Inc.(a)(b)	1,256,887	74,131,195
TransEnterix Inc.(a)(b)	4,119,139	2,553,042
TransMedics Group Inc.(a)(b)	147,851	3,511,461
Utah Medical Products Inc.	78,908	7,562,543
Vapotherm Inc.(a)(b)	332,664	3,150,328
Varex Imaging Corp.(a)	853,427	24,356,807
ViewRay Inc.(a)(b)	1,554,020	4,506,658
Wright Medical Group NV(a)(b)	2,829,186	58,366,107
Zynex Inc.(b)	348,353	3,312,837

		1,694,943,078

Health Care Providers & Services — 2.0%
Addus HomeCare Corp.(a)(b)	242,841	19,252,434
Amedisys Inc.(a)(b)	704,988	92,360,478
American Renal Associates Holdings Inc.(a)(b)	410,455	2,594,076
AMN Healthcare Services Inc.(a)(b)	1,040,861	59,911,959
Apollo Medical Holdings Inc.(a)(b)	621,086	10,943,535

Security	Shares	Value

Health Care Providers & Services (continued)
Avalon GloboCare Corp.(a)(b)	485,008	$906,965
BioTelemetry Inc.(a)(b)	745,422	30,361,038
Brookdale Senior Living Inc.(a)(b)	4,162,601	31,552,516
Catasys Inc.(a)(b)	157,903	2,488,551
Community Health Systems Inc.(a)(b)	1,897,905	6,832,458
CorVel Corp.(a)	207,412	15,701,088
Cross Country Healthcare Inc.(a)(b)	799,832	8,238,270
Diplomat Pharmacy Inc.(a)(b)	1,295,864	6,349,734
Ensign Group Inc. (The)	1,147,432	54,422,700
Enzo Biochem Inc.(a)(b)	945,871	3,405,136
Genesis Healthcare Inc.(a)(b)	1,823,792	2,024,409
Hanger Inc.(a)(b)	835,640	17,030,343
HealthEquity Inc.(a)(b)	1,553,423	88,770,357
Joint Corp. (The)(a)(b)	292,346	5,440,559
LHC Group Inc.(a)(b)	680,365	77,262,249
Magellan Health Inc.(a)	479,165	29,756,147
National HealthCare Corp.	278,809	22,820,517
National Research Corp.	269,315	15,552,941
Option Care Health Inc.(a)	2,816,799	9,013,757
Owens & Minor Inc.(b)	1,397,416	8,118,987
Patterson Companies Inc.	1,914,779	34,121,362
PetIQ Inc.(a)(b)	438,686	11,958,580
Providence Service Corp. (The)(a)(b)	260,904	15,513,352
R1 RCM Inc.(a)(b)	2,328,614	20,794,523
RadNet Inc.(a)(b)	940,440	13,504,718
Select Medical Holdings Corp.(a)(b)	2,479,767	41,089,739
Surgery Partners Inc.(a)(b)	537,784	3,971,535
Tenet Healthcare Corp.(a)(b)	2,311,289	51,125,713
Tivity Health Inc.(a)(b)	1,071,227	17,814,505
Triple-S Management Corp., Class B(a)	513,349	6,878,877
U.S. Physical Therapy Inc.	287,128	37,484,560

		875,368,668

Health Care Technology — 1.1%
Allscripts Healthcare Solutions Inc.(a)(b)	3,756,479	41,246,139
Castlight Health Inc., Class B(a)(b)	2,253,048	3,176,798
Computer Programs & Systems Inc.	284,168	6,425,039
Evolent Health Inc., Class A(a)(b)	1,685,143	12,116,178
Health Catalyst Inc.(a)(b)	185,095	5,856,406
HealthStream Inc.(a)	587,879	15,220,187
HMS Holdings Corp.(a)(b)	1,956,649	67,435,908
Inovalon Holdings Inc., Class A(a)(b)	1,601,695	26,251,781
Inspire Medical Systems Inc.(a)(b)	304,808	18,599,384
Livongo Health Inc.(a)(b)	352,591	6,149,187
NextGen Healthcare Inc.(a)(b)	1,239,755	19,426,961
Omnicell Inc.(a)(b)	934,237	67,517,308
OptimizeRx Corp.(a)(b)	274,320	3,972,154
Phreesia Inc.(a)(b)	233,317	5,655,604
Simulations Plus Inc.(b)	267,249	9,273,540
Tabula Rasa HealthCare Inc.(a)(b)	436,545	23,983,782
Teladoc Health Inc.(a)(b)	1,609,602	109,002,247
Vocera Communications Inc.(a)(b)	707,252	17,433,762

		458,742,365

Hotels, Restaurants & Leisure — 2.7%
BBX Capital Corp.	1,336,120	6,239,680
Biglari Holdings Inc., Class B, NVS(a)(b)	20,799	2,267,091
BJ’s Restaurants Inc.	463,305	17,994,766
Bloomin’ Brands Inc.	1,967,617	37,246,990
Bluegreen Vacations Corp.	164,557	1,533,671
Boyd Gaming Corp.(b)	1,797,383	43,047,323

34

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Brinker International Inc.(b)	842,366	$35,943,757
Carrols Restaurant Group Inc.(a)(b)	770,098	6,384,112
Century Casinos Inc.(a)(b)	624,876	4,830,291
Cheesecake Factory Inc. (The)	940,519	39,200,832
Churchill Downs Inc.	788,429	97,335,502
Chuy’s Holdings Inc.(a)(b)	388,232	9,612,624
Cracker Barrel Old Country Store Inc.	436,972	71,073,496
Dave & Buster’s Entertainment Inc.	820,916	31,974,678
Del Taco Restaurants Inc.(a)(b)	653,349	6,680,494
Denny’s Corp.(a)(b)	1,305,520	29,720,163
Dine Brands Global Inc.	368,795	27,976,789
Drive Shack Inc.(a)(b)	1,382,052	5,956,644
El Pollo Loco Holdings Inc.(a)(b)	479,008	5,249,928
Eldorado Resorts Inc.(a)(b)	1,479,791	58,999,267
Empire Resorts Inc.(a)(b)	70,623	680,099
Everi Holdings Inc.(a)	1,513,809	12,806,824
Fiesta Restaurant Group Inc.(a)(b)	529,451	5,516,879
Golden Entertainment Inc.(a)	410,805	5,459,598
Habit Restaurants Inc. (The), Class A(a)(b)	474,282	4,145,225
Inspired Entertainment Inc.(a)	197,866	1,422,657
International Speedway Corp., Class A	530,559	23,880,461
J Alexander’s Holdings Inc.(a)(b)	276,733	3,243,311
Jack in the Box Inc.	581,683	53,002,955
Kura Sushi USA Inc., Class A(a)(b)	76,586	1,502,617
Lindblad Expeditions Holdings Inc.(a)(b)	513,711	8,609,796
Marriott Vacations Worldwide Corp.	967,584	100,251,378
Monarch Casino & Resort Inc.(a)(b)	255,925	10,669,513
Nathan’s Famous Inc.	67,924	4,880,339
Noodles & Co.(a)(b)	639,063	3,617,097
Papa John’s International Inc.	500,025	26,176,309
Penn National Gaming Inc.(a)(b)	2,453,566	45,697,667
PlayAGS Inc.(a)(b)	595,361	6,120,311
Potbelly Corp.(a)(b)	484,144	2,110,868
RCI Hospitality Holdings Inc.(b)	205,805	4,256,047
Red Lion Hotels Corp.(a)(b)	530,899	3,440,226
Red Robin Gourmet Burgers Inc.(a)(b)	307,358	10,222,727
Red Rock Resorts Inc., Class A	1,559,250	31,660,571
Ruth’s Hospitality Group Inc.	656,406	13,400,529
Scientific Games Corp./DE, Class A(a)(b)	1,247,413	25,384,855
SeaWorld Entertainment Inc.(a)	1,065,637	28,047,566
Shake Shack Inc., Class A(a)(b)	652,514	63,972,473
Target Hospitality Corp.(a)(b)	739,006	5,032,631
Texas Roadhouse Inc.	1,492,627	78,392,770
Twin River Worldwide Holdings Inc.	443,153	10,117,183
Wingstop Inc.(b)	657,929	57,424,043

		1,190,413,623

Household Durables — 1.9%
Bassett Furniture Industries Inc.	216,958	3,319,457
Beazer Homes USA Inc.(a)(b)	681,931	10,160,772
Cavco Industries Inc.(a)(b)	192,946	37,062,997
Century Communities Inc.(a)(b)	586,869	17,975,798
Ethan Allen Interiors Inc.	544,115	10,392,597
Flexsteel Industries Inc.	158,811	2,353,579
GoPro Inc., Class A(a)(b)	2,847,125	14,762,343
Green Brick Partners Inc.(a)(b)	527,873	5,648,241
Hamilton Beach Brands Holding Co., Class A	146,719	2,372,446
Helen of Troy Ltd.(a)(b)	564,166	88,946,412
Hooker Furniture Corp.	270,095	5,790,837
Installed Building Products Inc.(a)(b)	510,444	29,268,859
iRobot Corp.(a)(b)	620,369	38,258,156

Security	Shares	Value

Household Durables (continued)
KB Home	1,915,248	$65,118,432
La-Z-Boy Inc.	1,026,246	34,471,603
Legacy Housing Corp.(a)(b)	100,342	1,625,540
LGI Homes Inc.(a)(b)	449,437	37,447,091
Lifetime Brands Inc.	252,851	2,237,731
Lovesac Co. (The)(a)(b)	199,013	3,715,573
M/I Homes Inc.(a)	604,423	22,756,526
MDC Holdings Inc.	1,118,861	48,222,909
Meritage Homes Corp.(a)	810,265	57,002,143
Purple Innovation Inc.(a)(b)	93,704	705,591
Skyline Champion Corp.(a)	1,141,089	34,335,368
Sonos Inc.(a)(b)	1,593,076	21,363,149
Taylor Morrison Home Corp., Class A(a)(b)	2,379,610	61,727,083
TopBuild Corp.(a)(b)	762,984	73,574,547
TRI Pointe Group Inc.(a)(b)	3,218,783	48,410,496
Tupperware Brands Corp.	1,096,545	17,402,169
Universal Electronics Inc.(a)(b)	306,100	15,580,490
William Lyon Homes, Class A(a)(b)	721,018	14,679,927
ZAGG Inc.(a)(b)	659,107	4,132,601

		830,821,463

Household Products — 0.2%
Central Garden & Pet Co.(a)	237,923	6,954,489
Central Garden & Pet Co., Class A, NVS(a)	944,216	26,178,389
Oil-Dri Corp. of America	115,448	3,932,159
WD-40 Co.	307,285	56,399,089

		93,464,126

Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp.(a)(b)	2,323,390	5,436,733
Clearway Energy Inc., Class A	796,363	13,808,934
Clearway Energy Inc., Class C	1,641,438	29,956,243
Ormat Technologies Inc.	888,326	65,993,739
Pattern Energy Group Inc., Class A	2,006,805	54,043,259
Sunnova Energy International Inc.(a)(b)	306,255	3,292,241
TerraForm Power Inc., Class A	1,634,126	29,781,946

		202,313,095

Industrial Conglomerates — 0.1%
Raven Industries Inc.	816,055	27,305,200

Insurance — 2.4%
Ambac Financial Group Inc.(a)(b)	1,015,252	19,848,177
American Equity Investment Life Holding Co.	1,883,948	45,591,542
AMERISAFE Inc.	400,534	26,479,303
Argo Group International Holdings Ltd.	737,582	51,807,760
Citizens Inc./TX(a)(b)	1,129,029	7,756,429
CNO Financial Group Inc.	3,526,942	55,831,492
Crawford & Co., Class A, NVS	370,130	4,027,014
Donegal Group Inc., Class A	240,113	3,520,057
eHealth Inc.(a)(b)	509,343	34,019,019
Employers Holdings Inc.	656,286	28,600,944
Enstar Group Ltd.(a)(b)	261,881	49,736,439
FBL Financial Group Inc., Class A	220,405	13,116,302
FedNat Holding Co.	274,188	3,835,890
Genworth Financial Inc., Class A(a)	11,525,163	50,710,717
Global Indemnity Ltd.	189,395	4,729,193
Goosehead Insurance Inc., Class A(b)	259,968	12,829,421
Greenlight Capital Re Ltd., Class A(a)(b)	667,353	7,007,206
Hallmark Financial Services Inc.(a)(b)	290,768	5,562,392
HCI Group Inc.	145,367	6,111,229
Health Insurance Innovations Inc., Class A(a)(b)	239,864	5,979,809

35

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Heritage Insurance Holdings Inc.	596,126	$8,912,084
Horace Mann Educators Corp.	855,971	39,657,136
Independence Holding Co.	112,115	4,326,518
Investors Title Co.	32,104	5,139,850
James River Group Holdings Ltd.	680,122	34,849,451
Kinsale Capital Group Inc.(b)	460,981	47,623,947
MBIA Inc.(a)(b)	1,796,600	16,582,618
National General Holdings Corp.	1,536,279	35,365,143
National Western Life Group Inc., Class A	51,118	13,718,538
NI Holdings Inc.(a)(b)	215,838	3,699,463
Palomar Holdings Inc.(a)(b)	126,988	5,005,867
ProAssurance Corp.	1,096,974	44,175,143
ProSight Global Inc.(a)	207,773	4,022,485
Protective Insurance Corp., Class B	212,415	3,706,642
RLI Corp.	903,261	83,921,979
Safety Insurance Group Inc.	339,348	34,386,133
Selective Insurance Group Inc.	1,325,696	99,679,082
State Auto Financial Corp.	385,299	12,479,835
Stewart Information Services Corp.	492,242	19,094,067
Third Point Reinsurance Ltd.(a)	1,681,733	16,800,513
Tiptree Inc.	568,028	4,135,244
Trupanion Inc.(a)(b)	653,363	16,608,487
United Fire Group Inc.	483,694	22,723,944
United Insurance Holdings Corp.	453,608	6,345,976
Universal Insurance Holdings Inc.	700,620	21,011,594
Watford Holdings Ltd.(a)(b)	453,158	12,212,608

		1,053,284,682

Interactive Media & Services — 0.4%
Care.com Inc.(a)(b)	482,988	5,047,225
Cargurus Inc.(a)(b)	1,662,833	51,464,681
Cars.com Inc.(a)(b)	1,522,438	13,671,493
DHI Group Inc.(a)(b)	1,144,769	4,407,361
Eventbrite Inc., Class A(a)(b)	818,377	14,493,457
EverQuote Inc., Class A(a)	189,869	4,051,804
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	1,625,246	15,293,565
Meet Group Inc. (The)(a)(b)	1,646,955	5,393,778
QuinStreet Inc.(a)	1,015,543	12,785,686
Travelzoo(a)(b)	132,153	1,412,716
TrueCar Inc.(a)	2,317,948	7,881,023
Yelp Inc.(a)(b)	1,569,044	54,524,279

		190,427,068

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com Inc., Class A(a)(b)	577,883	8,549,779
Duluth Holdings Inc., Class B(a)(b)	240,421	2,038,770
Groupon Inc.(a)(b)	10,291,010	27,374,087
Lands’ End Inc.(a)(b)	225,615	2,559,602
Leaf Group Ltd.(a)(b)	412,948	1,734,382
Liquidity Services Inc.(a)	639,676	4,733,602
Overstock.com Inc.(a)(b)	601,607	6,371,018
PetMed Express Inc.(b)	441,376	7,953,595
Quotient Technology Inc.(a)(b)	1,690,310	13,218,224
RealReal Inc. (The)(a)(b)	398,360	8,907,330
Rubicon Project Inc. (The)(a)(b)	1,113,328	9,697,087
Shutterstock Inc.(a)(b)	427,239	15,431,873
Stamps.com Inc.(a)(b)	378,207	28,157,511
Stitch Fix Inc., Class A(a)(b)	936,597	18,029,492
Waitr Holdings Inc.(a)(b)	1,174,125	1,508,751

		156,265,103

Security	Shares	Value

IT Services — 2.3%
Brightcove Inc.(a)(b)	848,338	$8,890,582
Carbonite Inc.(a)(b)	741,787	11,490,281
Cardtronics PLC, Class A(a)(b)	842,076	25,464,378
Cass Information Systems Inc.	316,861	17,107,325
Conduent Inc.(a)(b)	3,953,262	24,589,290
CSG Systems International Inc.	751,467	38,835,815
Endurance International Group Holdings Inc.(a)(b)	1,602,236	6,008,385
EVERTEC Inc.	1,367,104	42,680,987
Evo Payments Inc., Class A(a)(b)	815,048	22,919,150
Exela Technologies Inc.(a)(b)	1,018,003	1,201,244
ExlService Holdings Inc.(a)(b)	757,990	50,755,010
GTT Communications Inc.(a)(b)	744,529	7,013,463
Hackett Group Inc. (The)	561,251	9,238,191
I3 Verticals Inc., Class A(a)(b)	328,604	6,611,512
Information Services Group Inc.(a)(b)	783,545	1,947,109
International Money Express Inc.(a)(b)	289,756	3,981,247
KBR Inc.	3,192,436	78,342,379
Limelight Networks Inc.(a)(b)	2,516,267	7,624,289
LiveRamp Holdings Inc.(a)(b)	1,505,984	64,697,073
ManTech International Corp./VA, Class A	610,265	43,579,024
MAXIMUS Inc.	1,439,523	111,217,547
NIC Inc.	1,496,316	30,898,925
Paysign Inc.(a)(b)	666,596	6,732,620
Perficient Inc.(a)(b)	740,251	28,558,884
Perspecta Inc.(b)	3,188,024	83,271,187
Presidio Inc.(b)	1,065,139	18,000,849
PRGX Global Inc.(a)(b)	443,169	2,282,320
Priority Technology Holdings Inc.(a)	146,536	706,304
Science Applications International Corp.	1,338,273	116,898,147
StarTek Inc.(a)(b)	363,713	2,353,223
Sykes Enterprises Inc.(a)(b)	869,246	26,633,697
TTEC Holdings Inc.	320,667	15,353,536
Tucows Inc., Class A(a)(b)	212,055	11,484,899
Unisys Corp.(a)(b)	1,197,776	8,899,476
Verra Mobility Corp.(a)(b)	2,616,172	37,542,068
Virtusa Corp.(a)	657,000	23,665,140

		997,475,556

Leisure Products — 0.3%
Acushnet Holdings Corp.	803,919	21,223,461
American Outdoor Brands Corp.(a)(b)	1,218,615	7,128,898
Callaway Golf Co.(b)	2,106,897	40,894,871
Clarus Corp.(b)	465,344	5,456,158
Escalade Inc.	252,311	2,747,667
Johnson Outdoors Inc., Class A	111,850	6,549,936
Malibu Boats Inc., Class A(a)	468,995	14,388,767
Marine Products Corp.	153,058	2,167,301
MasterCraft Boat Holdings Inc.(a)(b)	407,462	6,081,370
Sturm Ruger & Co. Inc.	376,888	15,738,843
Vista Outdoor Inc.(a)(b)	1,304,425	8,074,391
YETI Holdings Inc.(a)(b)	691,038	19,349,064

		149,800,727

Life Sciences Tools & Services — 0.7%
Accelerate Diagnostics Inc.(a)(b)	610,465	11,336,335
Cambrex Corp.(a)	759,602	45,196,319
ChromaDex Corp.(a)(b)	826,668	3,252,939
Codexis Inc.(a)(b)	1,200,776	16,468,643
Fluidigm Corp.(a)	1,547,189	7,163,485
Luminex Corp.	960,817	19,840,871
Medpace Holdings Inc.(a)(b)	622,162	52,286,495

36

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
NanoString Technologies Inc.(a)(b)	753,616	$16,270,569
NeoGenomics Inc.(a)(b)	2,154,052	41,185,474
Pacific Biosciences of California Inc.(a)(b)	3,185,752	16,438,480
Personalis Inc.(a)(b)	203,061	2,979,920
Quanterix Corp.(a)(b)	294,422	6,465,507
Syneos Health Inc.(a)(b)	1,411,562	75,109,214

		313,994,251

Machinery — 3.9%
Actuant Corp., Class A(b)	1,268,248	27,825,361
Alamo Group Inc.	223,289	26,285,581
Albany International Corp., Class A	692,504	62,436,161
Altra Industrial Motion Corp.	1,455,854	40,319,877
Astec Industries Inc.	510,345	15,871,730
Barnes Group Inc.	1,062,498	54,761,147
Blue Bird Corp.(a)(b)	351,510	6,690,993
Briggs & Stratton Corp.	924,828	5,604,458
Chart Industries Inc.(a)(b)	813,432	50,725,620
CIRCOR International Inc.(a)	437,026	16,410,326
Columbus McKinnon Corp./NY(b)	521,640	19,003,345
Commercial Vehicle Group Inc.(a)(b)	707,953	5,104,341
Douglas Dynamics Inc.	506,410	22,570,694
Eastern Co. (The)	115,128	2,857,477
Energy Recovery Inc.(a)(b)	831,256	7,701,587
EnPro Industries Inc.	470,659	32,310,740
ESCO Technologies Inc.(b)	575,883	45,817,251
Evoqua Water Technologies Corp.(a)(b)	1,675,675	28,519,988
Federal Signal Corp.	1,360,536	44,543,949
Franklin Electric Co. Inc.	1,041,897	49,813,096
Gencor Industries Inc.(a)(b)	210,108	2,439,354
Gorman-Rupp Co. (The)	401,786	13,978,135
Graham Corp.	212,205	4,214,391
Greenbrier Companies Inc. (The)	738,612	22,246,993
Harsco Corp.(a)(b)	1,782,012	33,786,948
Helios Technologies Inc.	665,823	27,012,439
Hillenbrand Inc.	1,413,757	43,656,816
Hurco Companies Inc.	138,702	4,462,043
Hyster-Yale Materials Handling Inc.	232,576	12,728,884
John Bean Technologies Corp.(b)	699,956	69,596,625
Kadant Inc.	251,324	22,063,734
Kennametal Inc.	1,865,682	57,351,065
LB Foster Co., Class A(a)(b)	228,106	4,943,057
Lindsay Corp.	243,377	22,597,554
Luxfer Holdings PLC	608,999	9,488,204
Lydall Inc.(a)(b)	386,212	9,620,541
Manitowoc Co. Inc. (The)(a)(b)	828,718	10,358,975
Meritor Inc.(a)(b)	1,788,588	33,088,878
Milacron Holdings Corp.(a)(b)	1,544,668	25,749,616
Miller Industries Inc./TN	253,315	8,435,390
Mueller Industries Inc.	1,259,934	36,134,907
Mueller Water Products Inc., Class A	3,545,641	39,853,005
Navistar International Corp.(a)(b)	1,107,566	31,133,680
NN Inc.	950,099	6,774,206
Omega Flex Inc.	63,839	6,527,538
Park-Ohio Holdings Corp.	200,270	5,980,062
Proto Labs Inc.(a)(b)	604,626	61,732,315
RBC Bearings Inc.(a)(b)	546,720	90,706,315
REV Group Inc.	627,591	7,173,365
Rexnord Corp.(a)(b)	2,373,525	64,203,851
Spartan Motors Inc.	767,879	10,535,300
SPX Corp.(a)	984,716	39,398,487

Security	Shares	Value

Machinery (continued)
SPX FLOW Inc.(a)(b)	944,904	$37,285,912
Standex International Corp.	287,240	20,951,286
Tennant Co.	408,948	28,912,624
Terex Corp.	1,430,831	37,158,681
Titan International Inc.(b)	1,087,300	2,935,710
TriMas Corp.(a)(b)	1,032,206	31,637,114
Twin Disc Inc.(a)	233,748	2,475,391
Wabash National Corp.	1,209,491	17,549,714
Watts Water Technologies Inc., Class A	624,132	58,499,892
Welbilt Inc.(a)(b)	2,915,378	49,153,273

		1,689,705,992

Marine — 0.1%
Costamare Inc.	1,101,919	6,688,648
Eagle Bulk Shipping Inc.(a)(b)	1,024,624	4,482,730
Genco Shipping & Trading Ltd.(a)(b)	339,556	3,123,915
Matson Inc.	958,198	35,942,007
Safe Bulkers Inc.(a)(b)	1,150,665	2,013,664
Scorpio Bulkers Inc.	1,183,217	7,193,960

		59,444,924

Media — 1.0%
Boston Omaha Corp., Class A(a)(b)	224,550	4,452,827
Cardlytics Inc.(a)(b)	304,372	10,202,549
Central European Media Enterprises Ltd., Class A(a)(b)	1,984,702	8,921,235
Clear Channel Outdoor Holdings Inc.(a)	1,050,741	2,647,867
comScore Inc.(a)(b)	1,095,771	2,092,923
Cumulus Media Inc., Class A(a)(b)	317,545	4,617,104
Daily Journal Corp.(a)(b)	25,651	6,350,162
Emerald Expositions Events Inc.	572,650	5,571,884
Entercom Communications Corp., Class A	2,772,204	9,259,161
Entravision Communications Corp., Class A	1,392,468	4,428,048
EW Scripps Co. (The), Class A, NVS	1,224,353	16,259,408
Fluent Inc.(a)(b)	954,503	2,610,566
Gannett Co. Inc.	2,385,952	25,625,124
Gray Television Inc.(a)(b)	2,076,936	33,895,596
Hemisphere Media Group Inc.(a)(b)	389,344	4,757,784
Lee Enterprises Inc.(a)(b)	1,198,325	2,444,583
Liberty Latin America Ltd., Class A(a)(b)	1,059,729	18,089,574
Liberty Latin America Ltd., Class C, NVS(a)(b)	2,541,881	43,453,456
Loral Space & Communications Inc.(a)(b)	284,877	11,793,908
Marchex Inc., Class B(a)	776,100	2,436,954
MDC Partners Inc., Class A(a)	1,287,091	3,629,597
Meredith Corp.	896,207	32,854,949
MSG Networks Inc., Class A(a)(b)	1,327,768	21,536,397
National CineMedia Inc.	1,394,512	11,434,998
New Media Investment Group Inc.	1,400,121	12,335,066
Saga Communications Inc., Class A	84,724	2,520,539
Scholastic Corp., NVS	675,945	25,523,683
TechTarget Inc.(a)(b)	507,975	11,442,137
TEGNA Inc.	4,902,113	76,129,815
Tribune Publishing Co.	398,661	3,420,511
WideOpenWest Inc.(a)(b)	551,563	3,397,628

		424,136,033

Metals & Mining — 1.2%
AK Steel Holding Corp.(a)(b)	7,008,007	15,908,176
Allegheny Technologies Inc.(a)(b)	2,815,463	57,013,126
Carpenter Technology Corp.	1,061,776	54,851,348
Century Aluminum Co.(a)(b)	1,066,437	7,075,809
Cleveland-Cliffs Inc.(b)	6,003,162	43,342,830

37

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Coeur Mining Inc.(a)(b)	4,881,510	$23,480,063
Commercial Metals Co.	2,658,182	46,199,203
Compass Minerals International Inc.	764,201	43,169,714
Ferroglobe PLC(a)(c)	1,289,900	13
Gold Resource Corp.(b)	1,293,352	3,944,724
Haynes International Inc.	285,016	10,214,973
Hecla Mining Co.(b)	10,657,744	18,757,629
Kaiser Aluminum Corp.	358,002	35,431,458
Materion Corp.	451,664	27,714,103
Mayville Engineering Co. Inc.(a)(b)	140,948	1,859,104
NovaGold Resources Inc.(a)(b)	5,132,180	31,152,333
Olympic Steel Inc.	211,758	3,049,315
Ramaco Resources Inc.(a)	214,440	800,933
Ryerson Holding Corp.(a)(b)	391,309	3,337,866
Schnitzer Steel Industries Inc., Class A	586,652	12,120,230
SunCoke Energy Inc.(a)	1,729,368	9,753,636
Synalloy Corp.	177,504	2,831,189
TimkenSteel Corp.(a)	928,337	5,839,240
Warrior Met Coal Inc.	1,176,836	22,971,839
Worthington Industries Inc.	885,604	31,926,024

		512,744,878

Mortgage Real Estate Investment — 1.4%
AG Mortgage Investment Trust Inc.	728,255	11,033,063
Anworth Mortgage Asset Corp.	2,253,432	7,436,326
Apollo Commercial Real Estate Finance Inc.	3,503,641	67,164,798
Ares Commercial Real Estate Corp.	610,214	9,293,559
Arlington Asset Investment Corp., Class A	807,581	4,433,620
ARMOUR Residential REIT Inc.	1,359,425	22,770,369
Blackstone Mortgage Trust Inc., Class A	2,845,248	102,002,141
Capstead Mortgage Corp.	2,113,103	15,531,307
Cherry Hill Mortgage Investment Corp.	363,262	4,758,732
Colony Credit Real Estate Inc.	1,830,706	26,472,009
Dynex Capital Inc.	569,626	8,419,072
Ellington Financial Inc.	645,220	11,659,125
Exantas Capital Corp.	682,498	7,760,002
Granite Point Mortgage Trust Inc.	1,239,443	23,227,162
Great Ajax Corp.	375,779	5,824,574
Invesco Mortgage Capital Inc.	3,270,735	50,074,953
KKR Real Estate Finance Trust Inc.	565,190	11,038,161
Ladder Capital Corp.	2,348,976	40,566,816
New York Mortgage Trust Inc.	5,367,694	32,689,256
Orchid Island Capital Inc.	1,431,536	8,231,332
PennyMac Mortgage Investment Trust(d)	1,954,713	43,453,270
Ready Capital Corp.	698,064	11,113,179
Redwood Trust Inc.	2,198,745	36,081,405
TPG RE Finance Trust Inc.	1,132,503	22,468,860
Western Asset Mortgage Capital Corp.	1,172,945	11,318,919

		594,822,010

Multi-Utilities — 0.7%
Avista Corp.	1,477,650	71,577,366
Black Hills Corp.	1,376,002	105,580,634
NorthWestern Corp.	1,143,383	85,810,894
Unitil Corp.	334,323	21,209,451

		284,178,345

Multiline Retail — 0.1%
Big Lots Inc.(b)	877,460	21,497,770
Dillard’s Inc., Class A(b)	233,227	15,418,637
JC Penney Co. Inc.(a)(b)	7,125,051	6,333,458

		43,249,865

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.3%
Abraxas Petroleum Corp.(a)(b)	3,414,447	$1,732,832
Altus Midstream Co., Class A(a)(b)	1,127,596	3,191,097
Amplify Energy Corp.(b)	317,343	1,958,006
Arch Coal Inc., Class A	368,308	27,328,454
Ardmore Shipping Corp.(a)	764,677	5,115,689
Berry Petroleum Corp.	1,418,053	13,272,976
Bonanza Creek Energy Inc.(a)(b)	427,286	9,566,934
Brigham Minerals Inc., Class A	359,932	7,162,647
California Resources Corp.(a)(b)	1,082,037	11,036,777
Callon Petroleum Co.(a)(b)	5,214,035	22,628,912
Carrizo Oil & Gas Inc.(a)(b)	1,984,115	17,033,627
Chaparral Energy Inc., Class A(a)(b)	695,364	931,788
Clean Energy Fuels Corp.(a)(b)	2,966,053	6,124,899
CNX Resources Corp.(a)(b)	4,214,840	30,599,738
Comstock Resources Inc.(a)(b)	317,398	2,472,530
CONSOL Energy Inc.(a)(b)	615,628	9,622,266
Contura Energy Inc.(a)(b)	438,111	12,249,584
CVR Energy Inc.	670,725	29,532,022
Delek U.S. Holdings Inc.	1,705,460	61,908,198
Denbury Resources Inc.(a)(b)	10,460,229	12,447,673
DHT Holdings Inc.	2,051,308	12,615,544
Diamond S Shipping Inc.(a)	491,658	5,418,071
Dorian LPG Ltd.(a)(b)	645,426	6,686,613
Earthstone Energy Inc., Class A(a)(b)	426,098	1,384,819
Energy Fuels Inc./Canada(a)(b)	1,983,881	3,828,890
Evolution Petroleum Corp.	615,377	3,593,802
Extraction Oil & Gas Inc.(a)(b)	1,905,474	5,602,094
Falcon Minerals Corp.	863,592	4,965,654
GasLog Ltd.	916,069	11,771,487
Golar LNG Ltd.	2,156,363	28,011,155
Goodrich Petroleum Corp.(a)(b)	186,081	1,978,041
Green Plains Inc.	820,852	8,696,927
Gulfport Energy Corp.(a)(b)	3,589,368	9,727,187
Hallador Energy Co.	480,034	1,737,723
HighPoint Resources Corp.(a)(b)	2,571,781	4,089,132
International Seaways Inc.(a)(b)	564,383	10,870,017
Isramco Inc.(a)(b)	15,291	1,876,053
Jagged Peak Energy Inc.(a)(b)	1,512,546	10,981,084
Laredo Petroleum Inc.(a)(b)	4,034,934	9,724,191
Magnolia Oil & Gas Corp., Class A(a)(b)	2,282,615	25,337,026
Matador Resources Co.(a)(b)	2,511,720	41,518,732
Montage Resources Corp.(a)(b)	478,760	1,809,713
NACCO Industries Inc., Class A	84,385	5,393,045
NextDecade Corp.(a)(b)	255,677	1,472,700
Nordic American Tankers Ltd.	3,177,400	6,863,184
Northern Oil and Gas Inc.(a)(b)	6,499,497	12,739,014
Oasis Petroleum Inc.(a)(b)	7,154,347	24,754,041
Overseas Shipholding Group Inc., Class A(a)(b)	1,270,044	2,222,577
Panhandle Oil and Gas Inc., Class A	334,330	4,673,933
Par Pacific Holdings Inc.(a)(b)	814,968	18,630,168
PDC Energy Inc.(a)	1,418,318	39,358,324
Peabody Energy Corp.	1,544,235	22,731,139
Penn Virginia Corp.(a)(b)	303,458	8,821,524
PetroCorp Inc. Escrow(a)(c)	26,106	—
PrimeEnergy Resources Corp.(a)	11,622	1,336,530
QEP Resources Inc.(b)	5,361,977	19,839,315
Renewable Energy Group Inc.(a)(b)	823,553	12,357,413
REX American Resources Corp.(a)(b)	126,156	9,629,487
Ring Energy Inc.(a)(b)	1,364,180	2,237,255
Roan Resources Inc.(a)(b)	798,031	981,578

38

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Rosehill Resources Inc.(a)	233,160	$454,662
SandRidge Energy Inc.(a)(b)	726,615	3,415,091
Scorpio Tankers Inc.	971,242	28,904,162
SemGroup Corp., Class A	1,788,023	29,216,296
Ship Finance International Ltd.	1,832,237	25,724,607
SilverBow Resources Inc.(a)(b)	155,194	1,503,830
SM Energy Co.	2,516,074	24,380,757
Southwestern Energy Co.(a)(b)	12,187,020	23,520,949
SRC Energy Inc.(a)(b)	5,450,375	25,398,747
Talos Energy Inc.(a)(b)	451,999	9,189,140
Teekay Corp.(b)	1,607,155	6,428,620
Teekay Tankers Ltd., Class A(a)	4,330,433	5,629,563
Tellurian Inc.(a)(b)	2,113,559	17,574,243
Unit Corp.(a)(b)	1,202,366	4,063,997
Uranium Energy Corp.(a)(b)	4,060,486	3,958,568
W&T Offshore Inc.(a)(b)	2,128,968	9,303,590
Whiting Petroleum Corp.(a)(b)	2,020,774	16,226,815
World Fuel Services Corp.(b)	1,458,476	58,251,531

		985,326,999

Paper & Forest Products — 0.4%
Boise Cascade Co.	884,313	28,819,761
Clearwater Paper Corp.(a)(b)	351,022	7,413,585
Louisiana-Pacific Corp.	2,799,317	68,807,212
Neenah Inc.	377,335	24,572,055
PH Glatfelter Co.	974,682	15,000,356
Schweitzer-Mauduit International Inc.	705,869	26,427,735
Verso Corp., Class A(a)(b)	780,181	9,658,641

		180,699,345

Personal Products — 0.3%
Edgewell Personal Care Co.(a)(b)	1,215,120	39,479,249
elf Beauty Inc.(a)(b)	587,314	10,283,868
Inter Parfums Inc.	400,834	28,046,355
Lifevantage Corp.(a)(b)	312,659	4,283,428
Medifast Inc.	251,831	26,097,247
Nature’s Sunshine Products Inc.(a)(b)	216,950	1,798,515
Revlon Inc., Class A(a)(b)	174,885	4,108,049
USANA Health Sciences Inc.(a)(b)	285,147	19,501,203
Youngevity International Inc.(a)(b)	184,714	825,672

		134,423,586

Pharmaceuticals — 1.5%
AcelRx Pharmaceuticals Inc.(a)(b)	1,753,573	3,857,861
Acer Therapeutics Inc.(a)(b)	112,805	359,848
Aclaris Therapeutics Inc.(a)(b)	757,342	817,929
Aerie Pharmaceuticals Inc.(a)(b)	969,564	18,635,020
Akorn Inc.(a)(b)	2,117,682	8,047,192
Amneal Pharmaceuticals Inc.(a)(b)	2,096,973	6,081,222
Amphastar Pharmaceuticals Inc.(a)(b)	802,956	15,922,617
ANI Pharmaceuticals Inc.(a)(b)	211,936	15,445,896
Arvinas Holding Co. LLC(a)(b)	393,650	8,483,157
Assertio Therapeutics Inc.(a)(b)	1,416,646	1,813,307
Axsome Therapeutics Inc.(a)(b)	568,456	11,505,549
BioDelivery Sciences International Inc.(a)(b)	1,825,298	7,684,505
Cara Therapeutics Inc.(a)(b)	920,031	16,818,167
cbdMD Inc.(a)(b)	211,313	836,799
Cerecor Inc.(a)(b)	480,058	1,579,391
Chiasma Inc.(a)(b)	606,506	3,002,205
Collegium Pharmaceutical Inc.(a)(b)	719,352	8,258,161
Corcept Therapeutics Inc.(a)(b)	2,158,838	30,515,175
CorMedix Inc.(a)(b)	527,701	3,366,732

Security	Shares	Value

Pharmaceuticals (continued)
Cymabay Therapeutics Inc.(a)(b)	1,541,452	$7,892,234
Dermira Inc.(a)(b)	1,043,547	6,668,265
Dova Pharmaceuticals Inc.(a)(b)	182,822	5,109,875
Eloxx Pharmaceuticals Inc.(a)(b)	497,065	2,246,734
Endo International PLC(a)(b)	5,014,589	16,096,831
Evofem Biosciences Inc.(a)(b)	316,674	1,596,037
Evolus Inc.(a)(b)	342,380	5,347,976
EyePoint Pharmaceuticals Inc.(a)(b)	1,385,271	2,507,340
Fulcrum Therapeutics Inc.(a)(b)	3,954	26,254
Innoviva Inc.(a)	1,434,216	15,116,637
Intersect ENT Inc.(a)(b)	687,293	11,690,854
Intra-Cellular Therapies Inc.(a)(b)	996,636	7,444,871
Kala Pharmaceuticals Inc.(a)(b)	488,810	1,859,922
Kaleido Biosciences Inc.(a)(b)	113,028	851,101
Lannett Co. Inc.(a)(b)	707,687	7,926,094
Liquidia Technologies Inc.(a)(b)	300,357	1,069,271
Mallinckrodt PLC(a)(b)	1,880,604	4,532,256
Marinus Pharmaceuticals Inc.(a)(b)	1,146,630	1,765,810
Menlo Therapeutics Inc.(a)(b)	346,589	1,552,719
MyoKardia Inc.(a)(b)	1,009,248	52,632,283
NGM Biopharmaceuticals Inc.(a)(b)	150,466	2,083,954
Ocular Therapeutix Inc.(a)(b)	811,022	2,465,507
Odonate Therapeutics Inc.(a)(b)	265,866	6,920,492
Omeros Corp.(a)(b)	1,063,140	17,361,076
Optinose Inc.(a)(b)	557,838	3,904,866
Osmotica Pharmaceuticals PLC(a)(b)	208,213	799,538
Pacira BioSciences Inc.(a)(b)	911,411	34,697,417
Paratek Pharmaceuticals Inc.(a)(b)	706,466	3,051,933
Phibro Animal Health Corp., Class A	463,846	9,893,835
Prestige Consumer Healthcare Inc.(a)(b)	1,139,711	39,536,575
Reata Pharmaceuticals Inc., Class A(a)(b)	454,888	36,522,957
resTORbio Inc.(a)(b)	334,670	2,958,483
Revance Therapeutics Inc.(a)(b)	985,524	12,811,812
SIGA Technologies Inc.(a)(b)	1,232,914	6,312,520
Strongbridge Biopharma PLC(a)	810,114	1,936,172
Supernus Pharmaceuticals Inc.(a)(b)	1,126,680	30,961,166
TherapeuticsMD Inc.(a)(b)	4,441,363	16,122,148
Theravance Biopharma Inc.(a)(b)	1,008,841	19,652,223
Tricida Inc.(a)(b)	502,380	15,508,471
Verrica Pharmaceuticals Inc.(a)(b)	288,502	4,258,289
WaVe Life Sciences Ltd.(a)(b)	503,811	10,343,240
Xeris Pharmaceuticals Inc.(a)(b)	596,888	5,867,409
Zogenix Inc.(a)(b)	964,894	38,634,356
Zynerba Pharmaceuticals Inc.(a)(b)	526,974	3,983,923

		643,552,459

Professional Services — 1.7%
Acacia Research Corp.(a)(b)	777,464	2,083,604
ASGN Inc.(a)(b)	1,151,976	72,413,211
Barrett Business Services Inc.	160,535	14,258,719
BG Staffing Inc.	222,340	4,248,917
CBIZ Inc.(a)(b)	1,168,025	27,448,588
CRA International Inc.	173,000	7,260,810
Exponent Inc.	1,172,625	81,966,487
Forrester Research Inc.	238,655	7,670,372
Franklin Covey Co.(a)(b)	223,212	7,812,420
FTI Consulting Inc.(a)(b)	840,107	89,042,941
GP Strategies Corp.(a)(b)	293,645	3,770,402
Heidrick & Struggles International Inc.	421,226	11,499,470
Huron Consulting Group Inc.(a)(b)	505,346	30,997,924
ICF International Inc.(b)	415,561	35,102,438

39

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
InnerWorkings Inc.(a)(b)	958,466	$4,246,004
Insperity Inc.	871,279	85,925,535
Kelly Services Inc., Class A, NVS	741,447	17,957,846
Kforce Inc.	486,146	18,393,334
Korn Ferry	1,275,684	49,292,430
Mistras Group Inc.(a)(b)	420,616	6,898,102
Navigant Consulting Inc.	873,352	24,410,188
Resources Connection Inc.	684,529	11,630,148
TriNet Group Inc.(a)(b)	1,007,356	62,647,470
TrueBlue Inc.(a)(b)	900,454	18,999,579
Upwork Inc.(a)(b)	1,306,537	17,383,475
Willdan Group Inc.(a)(b)	222,616	7,809,369

		721,169,783

Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA	131,279	2,654,462
American Realty Investors Inc.(a)	44,356	682,195
Consolidated-Tomoka Land Co.(b)	111,565	7,318,664
Cushman & Wakefield PLC(a)(b)	2,290,249	42,438,314
eXp World Holdings Inc.(a)(b)	356,956	2,991,291
Forestar Group Inc.(a)(b)	217,035	3,967,400
FRP Holdings Inc.(a)(b)	161,380	7,749,468
Griffin Industrial Realty Inc.	26,214	994,821
Kennedy-Wilson Holdings Inc.	2,754,133	60,370,595
Marcus & Millichap Inc.(a)	526,355	18,680,339
Maui Land & Pineapple Co. Inc.(a)(b)	140,391	1,527,454
Newmark Group Inc., Class A	3,266,467	29,594,191
Rafael Holdings Inc., Class B(a)(b)	235,917	4,944,820
RE/MAX Holdings Inc., Class A	399,811	12,857,922
Realogy Holdings Corp.	2,542,694	16,985,196
Redfin Corp.(a)(b)	1,975,409	33,265,888
RMR Group Inc. (The), Class A	345,494	15,713,067
St. Joe Co. (The)(a)(b)	771,578	13,217,131
Stratus Properties Inc.(a)	131,014	3,847,881
Tejon Ranch Co.(a)(b)	465,869	7,905,797
Transcontinental Realty Investors Inc.(a)	35,077	1,089,141

		288,796,037

Road & Rail — 0.5%
ArcBest Corp.	589,414	17,947,656
Avis Budget Group Inc.(a)(b)	1,333,427	37,682,647
Covenant Transportation Group Inc., Class A(a)(b)	299,126	4,917,631
Daseke Inc.(a)(b)	1,023,490	2,558,725
Heartland Express Inc.	1,040,793	22,387,457
Hertz Global Holdings Inc.(a)(b)	2,287,363	31,657,104
Marten Transport Ltd.(b)	898,350	18,667,713
PAM Transportation Services Inc.(a)(b)	45,802	2,707,356
Roadrunner Transportation Systems Inc.(a)(b)	79,906	827,826
Saia Inc.(a)(b)	584,677	54,784,235
U.S. Xpress Enterprises Inc., Class A(a)(b)	509,621	2,456,373
Universal Logistics Holdings Inc.	194,178	4,520,464
Werner Enterprises Inc.	1,035,285	36,545,561
YRC Worldwide Inc.(a)(b)	766,276	2,314,154

		239,974,902

Semiconductors & Semiconductor Equipment — 2.6%
Adesto Technologies Corp.(a)(b)	598,808	5,125,797
Advanced Energy Industries Inc.(a)(b)	855,118	49,092,324
Alpha & Omega Semiconductor Ltd.(a)(b)	474,887	5,831,612
Ambarella Inc.(a)(b)	711,850	44,729,095
Amkor Technology Inc.(a)(b)	2,215,904	20,164,726
Axcelis Technologies Inc.(a)(b)	740,976	12,663,280

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
AXT Inc.(a)	842,402	$2,998,951
Brooks Automation Inc.(b)	1,592,713	58,978,162
Cabot Microelectronics Corp.	651,467	91,993,655
CEVA Inc.(a)	492,456	14,704,736
Cirrus Logic Inc.(a)(b)	1,313,824	70,394,690
Cohu Inc.	900,944	12,167,249
Diodes Inc.(a)(b)	922,816	37,051,062
DSP Group Inc.(a)	487,662	6,868,719
Enphase Energy Inc.(a)(b)	2,058,797	45,767,057
FormFactor Inc.(a)(b)	1,688,426	31,480,703
GSI Technology Inc.(a)(b)	341,809	2,994,247
Ichor Holdings Ltd.(a)(b)	501,735	12,131,952
Impinj Inc.(a)(b)	330,520	10,189,932
Inphi Corp.(a)(b)	1,007,502	61,507,997
Lattice Semiconductor Corp.(a)(b)	2,795,352	51,113,011
MACOM Technology Solutions Holdings Inc.(a)(b)	1,029,507	22,129,253
MaxLinear Inc.(a)(b)	1,477,653	33,069,874
Nanometrics Inc.(a)(b)	519,788	16,955,485
NeoPhotonics Corp.(a)(b)	870,267	5,299,926
NVE Corp.	108,607	7,206,075
PDF Solutions Inc.(a)(b)	623,892	8,154,268
Photronics Inc.(a)(b)	1,544,788	16,807,294
Power Integrations Inc.(b)	632,959	57,238,482
Rambus Inc.(a)(b)	2,506,270	32,894,794
Rudolph Technologies Inc.(a)(b)	694,681	18,311,791
Semtech Corp.(a)(b)	1,482,994	72,088,338
Silicon Laboratories Inc.(a)(b)	967,080	107,684,358
SMART Global Holdings Inc.(a)(b)	289,570	7,378,244
SunPower Corp.(a)(b)	1,421,120	15,589,686
Synaptics Inc.(a)(b)	760,623	30,386,889
Ultra Clean Holdings Inc.(a)(b)	874,264	12,794,854
Veeco Instruments Inc.(a)(b)	1,077,541	12,585,679
Xperi Corp.	1,124,067	23,245,706

		1,147,769,953

Software — 4.6%
8x8 Inc.(a)(b)	2,133,968	44,215,817
A10 Networks Inc.(a)(b)	1,250,336	8,677,332
ACI Worldwide Inc.(a)(b)	2,596,619	81,339,090
Agilysys Inc.(a)(b)	468,451	11,997,030
Alarm.com Holdings Inc.(a)(b)	831,387	38,775,890
Altair Engineering Inc., Class A(a)(b)	886,641	30,695,511
American Software Inc./GA, Class A	649,688	9,758,314
Appfolio Inc., Class A(a)(b)	350,780	33,373,209
Appian Corp.(a)(b)	705,282	33,500,895
Avaya Holdings Corp.(a)(b)	2,483,058	25,401,683
Benefitfocus Inc.(a)(b)	661,484	15,749,934
Blackbaud Inc.(b)	1,097,074	99,109,665
Blackline Inc.(a)(b)	969,676	46,360,210
Bottomline Technologies DE Inc.(a)	965,820	38,005,017
Box Inc., Class A(a)(b)	3,210,076	53,158,859
Carbon Black Inc.(a)(b)	1,293,948	33,629,709
ChannelAdvisor Corp.(a)(b)	617,581	5,762,031
Cision Ltd.(a)(b)	2,049,530	15,760,886
Cloudera Inc.(a)(b)	5,308,906	47,036,907
CommVault Systems Inc.(a)	912,428	40,794,656
Cornerstone OnDemand Inc.(a)(b)	1,275,294	69,911,617
Digimarc Corp.(a)(b)	255,762	9,997,737
Digital Turbine Inc.(a)(b)	1,790,500	11,539,773
Domo Inc., Class B(a)(b)	386,616	6,178,124
Ebix Inc.(b)	523,824	22,052,990

40

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
eGain Corp.(a)(b)	456,049	$3,650,672
Envestnet Inc.(a)(b)	1,081,047	61,295,365
Everbridge Inc.(a)(b)	748,967	46,218,754
Five9 Inc.(a)(b)	1,345,556	72,310,179
ForeScout Technologies Inc.(a)(b)	938,298	35,580,260
GTY Technology Holdings Inc.(a)(b)	896,576	5,621,532
Ideanomics Inc.(a)(b)	1,144,890	1,723,059
Instructure Inc.(a)(b)	767,741	29,742,286
Intelligent Systems Corp.(a)(b)	152,443	6,332,482
j2 Global Inc.	1,056,218	95,925,719
LivePerson Inc.(a)	1,391,527	49,677,514
Majesco(a)(b)	195,587	1,650,754
MicroStrategy Inc., Class A(a)	189,435	28,106,471
Mitek Systems Inc.(a)(b)	666,149	6,428,338
MobileIron Inc.(a)(b)	2,202,527	14,415,539
Model N Inc.(a)(b)	745,546	20,696,357
Monotype Imaging Holdings Inc.	933,368	18,490,020
OneSpan Inc.(a)(b)	733,078	10,629,631
Phunware Inc.(a)(b)	201,992	290,868
Progress Software Corp.	1,011,081	38,481,743
PROS Holdings Inc.(a)(b)	742,669	44,263,072
Q2 Holdings Inc.(a)(b)	969,960	76,500,745
QAD Inc., Class A(b)	246,816	11,397,963
Qualys Inc.(a)(b)	763,234	57,677,593
Rapid7 Inc.(a)(b)	1,097,436	49,812,620
Rimini Street Inc.(a)(b)	441,558	1,934,024
SailPoint Technologies Holding Inc.(a)(b)	1,939,294	36,245,405
SecureWorks Corp., Class A(a)(b)	184,633	2,387,305
SharpSpring Inc.(a)(b)	191,662	1,859,121
ShotSpotter Inc.(a)(b)	179,509	4,134,092
SPS Commerce Inc.(a)	788,209	37,100,998
SVMK Inc.(a)(b)	1,938,501	33,148,367
Synchronoss Technologies Inc.(a)	879,344	4,748,458
Telaria Inc.(a)(b)	1,000,590	6,914,077
Telenav Inc.(a)(b)	726,902	3,474,592
Tenable Holdings Inc.(a)(b)	848,525	18,989,989
TiVo Corp.	2,799,108	21,315,207
Upland Software Inc.(a)(b)	515,029	17,953,911
Varonis Systems Inc.(a)(b)	675,366	40,373,379
Verint Systems Inc.(a)(b)	1,475,011	63,100,971
VirnetX Holding Corp.(a)(b)	1,356,242	7,323,707
Workiva Inc.(a)(b)	831,142	36,428,954
Yext Inc.(a)(b)	2,101,852	33,398,428
Zix Corp.(a)(b)	1,203,771	8,715,302
Zuora Inc., Class A(a)(b)	1,965,771	29,584,854

		2,028,833,563

Specialty Retail — 2.5%
Aaron’s Inc.(b)	1,518,165	97,557,283
Abercrombie & Fitch Co., Class A	1,480,402	23,094,271
American Eagle Outfitters Inc.	3,631,753	58,907,034
America’s Car-Mart Inc./TX(a)(b)	144,784	13,276,693
Asbury Automotive Group Inc.(a)(b)	435,160	44,529,923
Ascena Retail Group Inc.(a)(b)	3,761,327	993,366
At Home Group Inc.(a)(b)	1,066,791	10,262,529
Barnes & Noble Education Inc.(a)(b)	873,531	2,725,417
Bed Bath & Beyond Inc.(b)	2,752,232	29,283,749
Boot Barn Holdings Inc.(a)(b)	626,355	21,859,790
Buckle Inc. (The)	671,177	13,826,246
Caleres Inc.(b)	921,593	21,574,492
Camping World Holdings Inc., Class A(b)	736,965	6,558,989

Security	Shares	Value

Specialty Retail (continued)
Cato Corp. (The), Class A	508,316	$8,951,445
Chico’s FAS Inc.	2,629,573	10,597,179
Children’s Place Inc. (The)(b)	344,384	26,514,124
Citi Trends Inc.	256,204	4,688,533
Conn’s Inc.(a)(b)	443,106	11,015,615
Container Store Group Inc. (The)(a)(b)	335,519	1,482,994
Designer Brands Inc. , Class A	1,480,195	25,340,938
Express Inc.(a)(b)	1,436,116	4,940,239
GameStop Corp., Class A(b)	2,026,635	11,187,025
Genesco Inc.(a)(b)	359,552	14,389,271
GNC Holdings Inc., Class A(a)(b)	1,763,888	3,774,720
Group 1 Automotive Inc.	398,311	36,768,088
Guess? Inc.	1,134,161	21,016,003
Haverty Furniture Companies Inc.	423,184	8,577,940
Hibbett Sports Inc.(a)(b)	400,915	9,180,954
Hudson Ltd., Class A(a)(b)	913,880	11,213,308
J. Jill Inc.(b)	352,951	670,607
Lithia Motors Inc., Class A	496,342	65,705,754
Lumber Liquidators Holdings Inc.(a)(b)	658,115	6,495,595
MarineMax Inc.(a)(b)	505,924	7,831,704
Michaels Companies Inc. (The)(a)(b)	1,912,451	18,722,895
Monro Inc.(b)	734,696	58,048,331
Murphy USA Inc.(a)(b)	687,295	58,626,264
National Vision Holdings Inc.(a)(b)	1,757,691	42,307,622
Office Depot Inc.	12,188,477	21,390,777
Party City Holdco Inc.(a)(b)	1,185,591	6,769,725
Rent-A-Center Inc./TX	1,090,303	28,118,914
RH(a)(b)	370,312	63,260,399
RTW RetailWinds Inc.(a)(b)	623,336	853,970
Sally Beauty Holdings Inc.(a)(b)	2,707,062	40,308,153
Shoe Carnival Inc.(b)	219,737	7,121,676
Signet Jewelers Ltd.	1,158,679	19,419,460
Sleep Number Corp.(a)(b)	649,214	26,825,523
Sonic Automotive Inc., Class A(b)	545,640	17,138,552
Sportsman’s Warehouse Holdings Inc.(a)(b)	960,147	4,973,562
Tailored Brands Inc.(b)	1,137,071	5,003,112
Tile Shop Holdings Inc.	911,493	2,907,663
Tilly’s Inc., Class A	494,969	4,672,507
Winmark Corp.	56,137	9,902,005
Zumiez Inc.(a)(b)	446,422	14,140,417

		1,085,303,345

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	2,606,045	21,239,267
AstroNova Inc.	153,162	2,476,629
Avid Technology Inc.(a)(b)	626,357	3,877,150
Diebold Nixdorf Inc.(a)	1,714,854	19,206,365
Immersion Corp.(a)(b)	697,752	5,337,803
Sonim Technologies Inc.(a)(b)	80,629	236,243
Stratasys Ltd.(a)(b)	1,166,776	24,858,162

		77,231,619

Textiles, Apparel & Luxury Goods — 0.9%
Centric Brands Inc.(a)(b)	369,343	927,051
Crocs Inc.(a)(b)	1,386,301	38,483,716
Culp Inc.	247,116	4,027,991
Deckers Outdoor Corp.(a)(b)	655,316	96,567,366
Delta Apparel Inc.(a)(b)	138,270	3,283,912
Fossil Group Inc.(a)(b)	1,055,124	13,199,601
G-III Apparel Group Ltd.(a)(b)	1,011,074	26,055,377
Kontoor Brands Inc.(a)	997,112	34,998,631

41

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Movado Group Inc.	359,656	$8,941,048
Oxford Industries Inc.	377,251	27,048,897
Rocky Brands Inc.	163,460	5,431,776
Steven Madden Ltd.	1,898,254	67,938,511
Superior Group of Companies Inc.	238,213	3,839,993
Unifi Inc.(a)	335,606	7,356,483
Vera Bradley Inc.(a)(b)	487,333	4,922,063
Vince Holding Corp.(a)(b)	69,029	1,310,861
Wolverine World Wide Inc.	1,894,422	53,536,366

		397,869,643

Thrifts & Mortgage Finance — 2.2%
Axos Financial Inc.(a)(b)	1,311,692	36,268,284
Bridgewater Bancshares Inc.(a)(b)	533,959	6,375,470
Capitol Federal Financial Inc.	2,993,702	41,253,214
Columbia Financial Inc.(a)(b)	1,184,177	18,698,155
Dime Community Bancshares Inc.	709,692	15,194,506
Entegra Financial Corp.(a)(b)	148,900	4,472,956
ESSA Bancorp. Inc.	223,725	3,673,565
Essent Group Ltd.	2,181,084	103,972,274
Federal Agricultural Mortgage Corp., Class C, NVS	201,881	16,485,602
First Defiance Financial Corp.	433,668	12,561,194
Flagstar Bancorp. Inc.	655,329	24,476,538
FS Bancorp. Inc.	90,328	4,742,220
Greene County Bancorp. Inc.	77,256	2,116,814
Hingham Institution for Savings	30,550	5,773,950
Home Bancorp. Inc.	180,174	7,024,984
HomeStreet Inc.(a)	476,618	13,021,204
Kearny Financial Corp./MD	1,848,170	24,100,137
Luther Burbank Corp.	433,869	4,915,736
Merchants Bancorp/IN	192,768	3,188,383
Meridian Bancorp. Inc.	1,085,453	20,352,244
Meta Financial Group Inc.(b)	798,795	26,048,705
MMA Capital Holdings Inc.(a)	108,113	3,243,390
Mr Cooper Group Inc.(a)(b)	1,732,154	18,395,475
NMI Holdings Inc., Class A(a)	1,486,967	39,047,753
Northfield Bancorp. Inc.	985,329	15,824,384
Northwest Bancshares Inc.	2,079,853	34,088,791
OceanFirst Financial Corp.	1,150,780	27,158,408
Ocwen Financial Corp.(a)(b)	3,014,234	5,666,760
OP Bancorp.	311,003	3,041,609
Oritani Financial Corp.	882,332	15,612,865
PCSB Financial Corp.(b)	370,269	7,401,677
PennyMac Financial Services Inc.(a)(d)	224,219	6,811,773
Pioneer Bancorp Inc/NY(a)(b)	250,982	3,134,765
Ponce de Leon Federal Bank(a)(b)	188,699	2,653,108
Provident Bancorp. Inc.(a)(b)	90,757	2,180,891
Provident Financial Holdings Inc.	131,173	2,721,840
Provident Financial Services Inc.	1,399,572	34,331,501
Prudential Bancorp. Inc.	193,403	3,289,785
Radian Group Inc.(b)	4,630,429	105,758,998
Riverview Bancorp. Inc.	468,657	3,458,689
Southern Missouri Bancorp. Inc.	179,242	6,529,786
Sterling Bancorp Inc./MI(b)	379,860	3,707,434
Territorial Bancorp. Inc.	182,853	5,225,939
Timberland Bancorp. Inc./WA	166,081	4,567,227
TrustCo Bank Corp. NY	2,129,926	17,358,897
United Community Financial Corp./OH	1,070,683	11,541,963
United Financial Bancorp. Inc.	1,136,266	15,487,306
Walker & Dunlop Inc.	624,314	34,917,882
Washington Federal Inc.	1,796,279	66,444,360

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Waterstone Financial Inc.	548,396	$9,421,443
Western New England Bancorp Inc.	564,312	5,377,893
WSFS Financial Corp.	1,195,524	52,722,608

		961,841,335

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	2,715,610	6,137,279
Pyxus International Inc.(a)(b)	181,262	2,370,907
Turning Point Brands Inc.(b)	188,982	4,357,925
Universal Corp./VA	561,366	30,768,470
Vector Group Ltd.	2,498,673	29,759,195

		73,393,776

Trading Companies & Distributors — 1.4%
Aircastle Ltd.	1,187,006	26,624,545
Applied Industrial Technologies Inc.	873,683	49,625,194
Beacon Roofing Supply Inc.(a)(b)	1,530,944	51,332,552
BlueLinx Holdings Inc.(a)(b)	205,828	6,654,419
BMC Stock Holdings Inc.(a)(b)	1,503,878	39,371,526
CAI International Inc.(a)(b)	382,051	8,317,250
DXP Enterprises Inc./TX(a)(b)	365,269	12,682,140
EVI Industries Inc.(b)	101,811	3,249,807
Foundation Building Materials Inc.(a)(b)	336,621	5,214,259
GATX Corp.	805,303	62,435,142
General Finance Corp.(a)(b)	288,949	2,554,309
GMS Inc.(a)	727,473	20,893,025
H&E Equipment Services Inc.	731,085	21,099,113
Herc Holdings Inc.(a)(b)	543,270	25,267,488
Kaman Corp.	623,822	37,092,456
Lawson Products Inc./DE(a)(b)	93,399	3,617,343
MRC Global Inc.(a)(b)	1,826,864	22,159,860
NOW Inc.(a)(b)	2,441,049	27,998,832
Rush Enterprises Inc., Class A	620,357	23,933,373
Rush Enterprises Inc., Class B	108,533	4,333,723
SiteOne Landscape Supply Inc.(a)(b)	916,313	67,825,488
Systemax Inc.	282,478	6,217,341
Textainer Group Holdings Ltd.(a)(b)	651,322	6,454,601
Titan Machinery Inc.(a)(b)	419,044	6,009,091
Transcat Inc.(a)(b)	152,421	3,903,502
Triton International Ltd.	1,250,957	42,332,385
Veritiv Corp.(a)(b)	289,926	5,241,862
Willis Lease Finance Corp.(a)(b)	65,333	3,618,142

		596,058,768

Water Utilities — 0.6%
American States Water Co.	820,457	73,726,266
AquaVenture Holdings Ltd.(a)(b)	274,495	5,333,438
Artesian Resources Corp., Class A, NVS	178,081	6,588,997
Cadiz Inc.(a)(b)	286,666	3,580,458
California Water Service Group	1,085,740	57,468,218
Connecticut Water Service Inc.	271,585	19,027,245
Consolidated Water Co. Ltd.	336,932	5,556,009
Global Water Resources Inc.	264,039	3,126,222
Middlesex Water Co.	366,217	23,789,456
Pure Cycle Corp.(a)(b)	375,620	3,861,374
SJW Group	593,327	40,518,301
York Water Co. (The)	294,924	12,876,382

		255,452,366

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	1,000,528	11,105,861
Gogo Inc.(a)(b)	1,242,625	7,493,029
Shenandoah Telecommunications Co.	1,086,810	34,527,953

42

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
Spok Holdings Inc.	412,547	$4,925,811

		58,052,654

Total Common Stocks — 99.7% (Cost: $55,242,513,011)		43,498,288,797

Short-Term Investments

Money Market Funds — 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(d)(e)(f)	5,931,118,974	5,934,084,534
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(d)(e)	31,083,000	31,083,000

		5,965,167,534

Total Short-Term Investments — 13.6% (Cost: $5,962,974,606)		5,965,167,534

Total Investments in Securities — 113.3% (Cost: $61,205,487,617)		49,463,456,331

Other Assets, Less Liabilities — (13.3)%		(5,823,491,555)

Net Assets — 100.0%		$43,639,964,776

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

43

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Aerojet Rocketdyne Holdings Inc.(a)(b)	460,710	$23,270,462
AeroVironment Inc.(a)(b)	190,959	10,227,764
Astronics Corp.(a)(b)	219,541	6,450,114
Axon Enterprise Inc.(a)(b)	523,978	29,751,471
Cubic Corp.(b)	43,978	3,097,370
Ducommun Inc.(a)	16,489	699,134
Kratos Defense & Security Solutions Inc.(a)(b)	808,346	15,031,194
Mercury Systems Inc.(a)	487,298	39,553,979
Moog Inc., Class A	250,774	20,342,787
National Presto Industries Inc.	4,045	360,369
Parsons Corp.(a)(b)	172,976	5,704,748
Triumph Group Inc.(b)	109,919	2,514,947
Wesco Aircraft Holdings Inc.(a)(b)	132,098	1,454,399

		158,458,738

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	524,362	11,022,089
Forward Air Corp.	253,021	16,122,498
Radiant Logistics Inc.(a)(b)	349,261	1,805,680

		28,950,267

Airlines — 0.4%
Allegiant Travel Co.	116,781	17,477,444
Mesa Air Group Inc.(a)(b)	82,166	554,210
Spirit Airlines Inc.(a)(b)	483,030	17,533,989

		35,565,643

Auto Components — 0.9%
Dorman Products Inc.(a)(b)	241,763	19,229,829
Fox Factory Holding Corp.(a)(b)	338,074	21,041,726
Gentherm Inc.(a)(b)	298,532	12,265,187
LCI Industries	218,878	20,103,944
Standard Motor Products Inc.	39,597	1,922,434
Stoneridge Inc.(a)(b)	26,752	828,510

		75,391,630

Automobiles — 0.1%
Winnebago Industries Inc.	198,091	7,596,790

Banks — 1.5%
Ameris Bancorp.	88,307	3,553,474
Atlantic Capital Bancshares Inc.(a)	12,638	219,143
Bank First Corp.(b)	48,841	3,232,297
Bank of NT Butterfield & Son Ltd. (The)	159,880	4,738,843
Bank7 Corp.(b)	3,829	71,985
Baycom Corp.(a)(b)	32,888	746,886
Cambridge Bancorp.	10,116	758,801
Central Pacific Financial Corp.	16,799	477,092
Century Bancorp. Inc./MA, Class A, NVS	3,906	342,166
City Holding Co.	13,298	1,013,973
CNB Financial Corp./PA	8,326	238,956
Coastal Financial Corp/WA(a)(b)	42,240	638,246
ConnectOne Bancorp. Inc.	74,582	1,655,720
Eagle Bancorp. Inc.	16,760	747,831
Esquire Financial Holdings Inc.(a)(b)	22,208	550,758
FB Financial Corp.	72,943	2,739,010
Fidelity D&D Bancorp. Inc.	9,934	618,392
First Capital Inc.(b)	1,903	110,050
First Financial Bankshares Inc.	1,170,724	39,020,231
First Financial Corp./IN	10,396	451,914
First Foundation Inc.	113,007	1,726,182
Glacier Bancorp. Inc.	113,382	4,587,436

Security	Shares	Value

Banks (continued)
Hanmi Financial Corp.	31,702	$595,364
Harborone Bancorp. Inc.(a)(b)	113,283	1,140,193
Heritage Commerce Corp.	39,545	464,851
HomeTrust Bancshares Inc.	41,665	1,086,207
Independent Bank Corp.	27,993	2,089,677
Independent Bank Corp./MI	53,657	1,143,699
Independent Bank Group Inc.	80,209	4,219,796
Investar Holding Corp.	26,431	629,058
Lakeland Financial Corp.	164,030	7,214,039
LegacyTexas Financial Group Inc.	172,545	7,510,884
Malvern Bancorp. Inc.(a)(b)	12,012	262,222
Midland States Bancorp. Inc.	17,610	458,741
National Bank Holdings Corp., Class A	87,143	2,979,419
Northeast Bank(a)	6,824	151,288
Oak Valley Bancorp.	3,473	58,242
People’s Utah Bancorp.	9,943	281,287
Preferred Bank/Los Angeles CA	38,005	1,990,702
Red River Bancshares Inc.(a)(b)	1,841	79,844
Reliant Bancorp Inc.	7,681	184,190
Richmond Mutual BanCorp. Inc.(a)	6,013	84,122
Seacoast Banking Corp. of Florida(a)(b)	76,170	1,927,863
ServisFirst Bancshares Inc.(b)	351,910	11,665,817
Stock Yards Bancorp. Inc.	36,258	1,330,306
TriState Capital Holdings Inc.(a)(b)	56,216	1,182,785
Triumph Bancorp. Inc.(a)(b)	104,145	3,321,184
Union Bankshares Inc./Morrisville VT	8,031	253,458
United Community Banks Inc./GA	56,708	1,607,672
Unity Bancorp. Inc.	7,050	156,158
Veritex Holdings Inc.	141,696	3,438,253
West Bancorp. Inc.	31,465	684,049
Westamerica Bancorp.	43,342	2,695,006

		129,125,762

Beverages — 0.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	75,025	27,315,102
Celsius Holdings Inc.(a)	224,555	780,329
Coca-Cola Consolidated Inc.(b)	42,146	12,806,905
Craft Brew Alliance Inc.(a)(b)	8,395	68,755
MGP Ingredients Inc.(b)	115,728	5,749,367
National Beverage Corp.	105,901	4,697,768
New Age Beverages Corp.(a)(b)	675,186	1,863,513
Primo Water Corp.(a)	312,438	3,836,739

		57,118,478

Biotechnology — 12.1%
ACADIA Pharmaceuticals Inc.(a)(b)	946,455	34,062,915
Acceleron Pharma Inc.(a)(b)	336,138	13,280,812
ADMA Biologics Inc.(a)(b)	410,691	1,827,575
Aduro Biotech Inc.(a)(b)	537,634	569,892
Adverum Biotechnologies Inc.(a)(b)	481,219	2,622,644
Aeglea BioTherapeutics Inc.(a)(b)	32,260	248,079
Affimed NV(a)	446,624	1,313,075
Agenus Inc.(a)(b)	934,969	2,412,220
AgeX Therapeutics Inc.(a)(b)	190,046	372,490
Aimmune Therapeutics Inc.(a)(b)	402,511	8,428,580
Akcea Therapeutics Inc.(a)(b)	111,840	1,721,218
Akero Therapeutics Inc.(a)	33,979	773,022
Albireo Pharma Inc.(a)(b)	93,937	1,878,740
Alder Biopharmaceuticals Inc.(a)	654,231	12,338,797
Aldeyra Therapeutics Inc.(a)(b)	144,092	759,365
Alector Inc.(a)(b)	273,296	3,940,928

44

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Allakos Inc.(a)(b)	175,020	$13,761,823
Allogene Therapeutics Inc.(a)(b)	347,895	9,481,878
Amicus Therapeutics Inc.(a)(b)	2,300,394	18,449,160
AnaptysBio Inc.(a)(b)	187,457	6,559,120
Anavex Life Sciences Corp.(a)(b)	383,588	1,212,138
Apellis Pharmaceuticals Inc.(a)(b)	433,499	10,442,991
Applied Therapeutics Inc.(a)	652	7,165
Arena Pharmaceuticals Inc.(a)(b)	360,063	16,480,084
ArQule Inc.(a)(b)	913,124	6,547,099
Arrowhead Pharmaceuticals Inc.(a)(b)	840,161	23,675,737
Assembly Biosciences Inc.(a)(b)	20,405	200,581
Atara Biotherapeutics Inc.(a)(b)	463,566	6,545,552
Athenex Inc.(a)(b)	612,367	7,449,445
Athersys Inc.(a)(b)	1,144,017	1,521,543
Atreca Inc., Class A(a)	46,497	569,123
Audentes Therapeutics Inc.(a)(b)	404,972	11,375,663
Avid Bioservices Inc.(a)(b)	464,271	2,460,636
Avrobio Inc.(a)(b)	185,051	2,612,920
Axcella Health Inc.(a)(b)	13,885	78,589
Beyondspring Inc.(a)(b)	92,543	1,675,028
BioCryst Pharmaceuticals Inc.(a)	832,130	2,384,052
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	350,839	14,637,003
BioSpecifics Technologies Corp.(a)(b)	54,814	2,933,645
Bioxcel Therapeutics Inc.(a)	53,867	379,224
Blueprint Medicines Corp.(a)(b)	439,082	32,259,355
Bridgebio Pharma Inc.(a)(b)	160,766	3,451,646
Calithera Biosciences Inc.(a)(b)	41,529	128,325
Calyxt Inc.(a)(b)	83,322	469,936
CareDx Inc.(a)(b)	346,587	7,836,332
CASI Pharmaceuticals Inc.(a)(b)	407,326	1,360,469
Castle Biosciences Inc.(a)	26,329	476,292
Catalyst Pharmaceuticals Inc.(a)(b)	865,155	4,593,973
Celcuity Inc.(a)(b)	52,574	892,707
Cellular Biomedicine Group Inc.(a)	79,362	1,179,319
CEL-SCI Corp.(a)(b)	221,141	1,977,001
Checkpoint Therapeutics Inc.(a)(b)	205,980	512,890
ChemoCentryx Inc.(a)(b)	364,049	2,468,252
Clovis Oncology Inc.(a)(b)	444,835	1,748,202
Coherus Biosciences Inc.(a)(b)	230,364	4,667,175
Constellation Pharmaceuticals Inc.(a)(b)	123,341	796,783
Corbus Pharmaceuticals Holdings Inc.(a)(b)	530,321	2,582,663
Cortexyme Inc.(a)(b)	24,529	611,508
Crinetics Pharmaceuticals Inc.(a)(b)	98,665	1,483,922
Cue Biopharma Inc.(a)(b)	165,213	1,392,746
Cyclerion Therapeutics Inc.(a)	200,443	2,429,369
Cytokinetics Inc.(a)(b)	460,626	5,241,924
CytomX Therapeutics Inc.(a)	402,336	2,969,240
Deciphera Pharmaceuticals Inc.(a)(b)	170,214	5,777,063
Denali Therapeutics Inc.(a)(b)	433,668	6,643,794
Dicerna Pharmaceuticals Inc.(a)(b)	463,617	6,657,540
Dynavax Technologies Corp.(a)(b)	665,231	2,378,201
Eagle Pharmaceuticals Inc./DE(a)(b)	83,248	4,709,339
Editas Medicine Inc.(a)(b)	448,756	10,204,711
Eidos Therapeutics Inc.(a)(b)	98,884	3,556,857
Eiger BioPharmaceuticals Inc.(a)	209,449	2,146,852
Emergent BioSolutions Inc.(a)	410,019	21,435,793
Enanta Pharmaceuticals Inc.(a)(b)	153,895	9,246,012
Enochian Biosciences Inc.(a)(b)	18,965	104,307
Epizyme Inc.(a)(b)	506,072	5,220,133
Esperion Therapeutics Inc.(a)(b)	225,584	8,269,909

Security	Shares	Value

Biotechnology (continued)
Evelo Biosciences Inc.(a)(b)	23,947	$146,077
Fate Therapeutics Inc.(a)(b)	473,371	7,351,452
FibroGen Inc.(a)(b)	626,068	23,151,995
Flexion Therapeutics Inc.(a)(b)	302,862	4,150,724
Forty Seven Inc.(a)(b)	199,939	1,283,608
G1 Therapeutics Inc.(a)(b)	179,658	4,092,609
Galectin Therapeutics Inc.(a)(b)	360,195	1,321,916
Genomic Health Inc.(a)	241,634	16,387,618
Global Blood Therapeutics Inc.(a)(b)	520,595	25,259,269
GlycoMimetics Inc.(a)(b)	302,178	1,302,387
Gossamer Bio Inc.(a)(b)	208,364	3,498,432
Gritstone Oncology Inc.(a)	56,243	485,658
Halozyme Therapeutics Inc.(a)(b)	1,292,121	20,040,797
Harpoon Therapeutics Inc.(a)	24,816	338,987
Heron Therapeutics Inc.(a)(b)	661,924	12,245,594
Homology Medicines Inc.(a)(b)	222,222	4,022,218
Hookipa Pharma Inc.(a)(b)	17,737	133,027
ImmunoGen Inc.(a)	714,047	1,727,994
Immunomedics Inc.(a)(b)	1,423,596	18,876,883
Inovio Pharmaceuticals Inc.(a)(b)	819,996	1,680,992
Insmed Inc.(a)(b)	799,632	14,105,508
Intellia Therapeutics Inc.(a)(b)	246,907	3,296,208
Intercept Pharmaceuticals Inc.(a)(b)	225,565	14,968,493
Intrexon Corp.(a)(b)	164,141	938,887
Invitae Corp.(a)(b)	777,194	14,976,528
Iovance Biotherapeutics Inc.(a)(b)	1,028,546	18,719,537
Ironwood Pharmaceuticals Inc.(a)(b)	1,388,077	11,916,641
Kadmon Holdings Inc.(a)	1,163,348	2,931,637
KalVista Pharmaceuticals Inc.(a)(b)	104,293	1,209,799
Karuna Therapeutics Inc.(a)(b)	32,668	533,142
Karyopharm Therapeutics Inc.(a)(b)	526,640	5,066,277
Kezar Life Sciences Inc.(a)(b)	7,502	24,607
Kindred Biosciences Inc.(a)(b)	330,978	2,267,199
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	117,194	997,321
Kodiak Sciences Inc.(a)(b)	210,679	3,029,564
Krystal Biotech Inc.(a)(b)	94,349	3,276,269
Kura Oncology Inc.(a)(b)	307,968	4,671,875
La Jolla Pharmaceutical Co.(a)(b)	189,116	1,664,221
Lexicon Pharmaceuticals Inc.(a)(b)	375,948	1,131,603
Ligand Pharmaceuticals Inc.(a)(b)	26,581	2,645,873
LogicBio Therapeutics Inc.(a)	74,691	807,410
MacroGenics Inc.(a)(b)	199,315	2,543,259
Madrigal Pharmaceuticals Inc.(a)	70,876	6,110,929
Magenta Therapeutics Inc.(a)(b)	174,002	1,785,261
MannKind Corp.(a)(b)	1,675,439	2,094,299
Marker Therapeutics Inc.(a)(b)	242,137	1,237,320
Medicines Co. (The)(a)(b)	224,708	11,235,400
MediciNova Inc.(a)(b)	367,836	2,926,135
MEI Pharma Inc.(a)(b)	608,935	1,023,011
MeiraGTx Holdings PLC(a)(b)	147,744	2,356,517
Millendo Therapeutics Inc.(a)(b)	83,914	596,629
Minerva Neurosciences Inc.(a)(b)	225,102	1,744,540
Mirati Therapeutics Inc.(a)	244,961	19,084,912
Mirum Pharmaceuticals Inc.(a)	1,861	18,722
Molecular Templates Inc.(a)(b)	96,916	638,676
Momenta Pharmaceuticals Inc.(a)(b)	883,721	11,453,024
Morphic Holding Inc.(a)(b)	35,297	639,229
Mustang Bio Inc.(a)(b)	248,739	810,889
Myriad Genetics Inc.(a)(b)	73,962	2,117,532
Natera Inc.(a)(b)	501,866	16,461,205

45

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
NextCure Inc.(a)(b)	24,548	$757,306
Novavax Inc.(a)(b)	76,321	383,131
Oncocyte Corp.(a)	192,067	403,341
Oncternal Therapeutics Inc. New(a)(b)	6,020	12,341
Organogenesis Holdings Inc.(a)(b)	94,139	618,493
Palatin Technologies Inc.(a)(b)	1,808,295	1,643,378
Pfenex Inc.(a)(b)	266,558	2,249,750
PhaseBio Pharmaceuticals Inc.(a)	122,603	511,255
Pieris Pharmaceuticals Inc.(a)(b)	422,641	1,441,206
Portola Pharmaceuticals Inc.(a)(b)	669,773	17,963,312
Precision BioSciences Inc.(a)(b)	81,884	687,007
Prevail Therapeutics Inc.(a)(b)	52,752	647,795
Principia Biopharma Inc.(a)	114,447	3,231,983
Progenics Pharmaceuticals Inc.(a)(b)	777,371	3,929,610
Protagonist Therapeutics Inc.(a)(b)	91,258	1,096,009
PTC Therapeutics Inc.(a)(b)	515,711	17,441,346
Puma Biotechnology Inc.(a)(b)	274,862	2,958,889
Ra Pharmaceuticals Inc.(a)(b)	312,209	7,383,743
Radius Health Inc.(a)(b)	407,426	10,491,219
Recro Pharma Inc.(a)(b)	171,144	1,896,276
REGENXBIO Inc.(a)(b)	299,406	10,658,854
Repligen Corp.(a)(b)	464,786	35,644,438
Replimune Group Inc.(a)(b)	103,646	1,440,679
Retrophin Inc.(a)(b)	375,825	4,355,812
Rhythm Pharmaceuticals Inc.(a)(b)	206,047	4,448,555
Rigel Pharmaceuticals Inc.(a)(b)	1,358,533	2,540,457
Rocket Pharmaceuticals Inc.(a)(b)	270,234	3,148,226
Rubius Therapeutics Inc.(a)(b)	312,230	2,451,005
Sangamo Therapeutics Inc.(a)(b)	734,735	6,649,352
Savara Inc.(a)(b)	283,840	752,176
Scholar Rock Holding Corp.(a)(b)	141,392	1,265,458
Seres Therapeutics Inc.(a)	328,442	1,317,052
Solid Biosciences Inc.(a)(b)	30,035	310,562
Sorrento Therapeutics Inc.(a)(b)	1,074,403	2,299,222
Spark Therapeutics Inc.(a)(b)	308,977	29,964,589
Spectrum Pharmaceuticals Inc.(a)(b)	918,975	7,622,898
Spero Therapeutics Inc.(a)(b)	10,855	115,063
Stemline Therapeutics Inc.(a)(b)	401,957	4,184,372
Stoke Therapeutics Inc.(a)(b)	65,132	1,399,687
Sutro Biopharma Inc.(a)(b)	18,374	167,020
Syndax Pharmaceuticals Inc.(a)(b)	179,620	1,341,761
Synthorx Inc.(a)(b)	77,097	1,254,368
Syros Pharmaceuticals Inc.(a)(b)	309,635	3,214,011
TCR2 Therapeutics Inc.(a)(b)	5,918	88,948
TG Therapeutics Inc.(a)	661,442	3,713,997
Tocagen Inc.(a)(b)	189,581	125,578
Translate Bio Inc.(a)(b)	262,460	2,600,979
Turning Point Therapeutics Inc.(a)(b)	57,864	2,175,686
Twist Bioscience Corp.(a)(b)	196,069	4,682,128
Tyme Technologies Inc.(a)(b)	527,419	627,629
Ultragenyx Pharmaceutical Inc.(a)(b)	492,159	21,054,562
UNITY Biotechnology Inc.(a)(b)	168,367	1,027,039
UroGen Pharma Ltd.(a)(b)	170,422	4,061,156
Vanda Pharmaceuticals Inc.(a)(b)	465,794	6,185,744
VBI Vaccines Inc.(a)	649,290	305,945
Veracyte Inc.(a)(b)	424,893	10,197,432
Vericel Corp.(a)(b)	397,686	6,020,966
Viking Therapeutics Inc.(a)(b)	57,391	394,850
Voyager Therapeutics Inc.(a)(b)	220,148	3,788,747
X4 Pharmaceuticals Inc.(a)	106,840	1,357,936

Security	Shares	Value

Biotechnology (continued)
XBiotech Inc.(a)(b)	154,159	$1,612,503
Xencor Inc.(a)(b)	424,328	14,312,583
Y-mAbs Therapeutics Inc.(a)(b)	182,506	4,756,106
ZIOPHARM Oncology Inc.(a)(b)	1,451,638	6,213,011

		1,055,021,948

Building Products — 2.4%
AAON Inc.(b)	368,362	16,922,550
Advanced Drainage Systems Inc.	326,478	10,535,445
American Woodmark Corp.(a)(b)	151,144	13,438,213
Apogee Enterprises Inc.	200,440	7,815,156
Builders FirstSource Inc.(a)	954,313	19,634,990
Continental Building Products Inc.(a)	148,338	4,048,144
CSW Industrials Inc.	133,344	9,204,736
JELD-WEN Holding Inc.(a)(b)	539,760	10,411,970
Masonite International Corp.(a)(b)	212,221	12,308,818
Patrick Industries Inc.(a)(b)	135,648	5,816,586
PGT Innovations Inc.(a)	247,752	4,278,677
Simpson Manufacturing Co. Inc.	402,120	27,895,065
Trex Co. Inc.(a)(b)	527,604	47,975,032
Universal Forest Products Inc.	474,252	18,913,170

		209,198,552

Capital Markets — 1.6%
Ares Management Corp., Class A	598,758	16,052,702
Artisan Partners Asset Management Inc., Class A	242,886	6,859,101
Assetmark Financial Holdings Inc.(a)(b)	58,493	1,523,743
Blucora Inc.(a)	310,250	6,713,810
Cohen & Steers Inc.	204,303	11,222,364
Cowen Inc., Class A(a)(b)	119,736	1,842,737
Diamond Hill Investment Group Inc.	25,012	3,454,907
Federated Investors Inc., Class B	865,758	28,059,217
Focus Financial Partners Inc., Class A(a)(b)	274,436	6,531,577
GAMCO Investors Inc., Class A	42,649	833,788
Greenhill & Co. Inc.	143,663	1,884,859
Hamilton Lane Inc., Class A	196,945	11,217,987
Houlihan Lokey Inc.	371,229	16,742,428
Ladenburg Thalmann Financial Services Inc.	972,319	2,304,396
Moelis & Co., Class A	347,686	11,421,485
PJT Partners Inc., Class A(b)	120,273	4,895,111
Pzena Investment Management Inc., Class A	157,804	1,407,612
Safeguard Scientifics Inc.(a)(b)	176,777	2,004,651
Sculptor Capital Management Inc.	79,053	1,539,952
Siebert Financial Corp.(a)(b)	70,663	650,100
Silvercrest Asset Management Group Inc., Class A	78,073	960,298
Value Line Inc.	11,618	264,309
Virtus Investment Partners Inc.	7,778	860,013
WisdomTree Investments Inc.	447,690	2,339,180

		141,586,327

Chemicals — 2.2%
Advanced Emissions Solutions Inc.	130,361	1,934,557
Amyris Inc.(a)(b)	39,640	188,686
Balchem Corp.	289,311	28,696,758
Chase Corp.	66,247	7,246,759
Ferro Corp.(a)(b)	600,948	7,127,243
GCP Applied Technologies Inc.(a)(b)	484,978	9,335,827
HB Fuller Co.	341,409	15,896,003
Ingevity Corp.(a)	376,249	31,920,965
Innospec Inc.	189,327	16,876,609
Koppers Holdings Inc.(a)(b)	119,507	3,490,800
Kraton Corp.(a)(b)	79,153	2,555,850

46

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Inc.(a)(c)	260,507	$112,800
Marrone Bio Innovations Inc.(a)(b)	450,640	635,402
OMNOVA Solutions Inc.(a)(b)	391,510	3,942,506
Orion Engineered Carbons SA	362,953	6,064,945
PolyOne Corp.	651,276	21,264,161
Quaker Chemical Corp.(b)	117,918	18,647,553
Sensient Technologies Corp.	200,736	13,780,526
Stepan Co.	19,948	1,936,153
Tronox Holdings PLC, Class A(a)	376,827	3,127,664
Valhi Inc.	44,499	84,548

		194,866,315

Commercial Services & Supplies — 3.9%
Advanced Disposal Services Inc.(a)(b)	613,353	19,976,907
Brady Corp., Class A, NVS	352,065	18,677,048
Brink’s Co. (The)(b)	448,313	37,187,563
Casella Waste Systems Inc., Class A(a)(b)	399,772	17,166,210
CECO Environmental Corp.(a)	17,838	124,598
Cimpress NV(a)(b)	194,848	25,688,760
Covanta Holding Corp.	1,057,364	18,281,824
Deluxe Corp.	23,662	1,163,224
Healthcare Services Group Inc.	667,154	16,205,171
Heritage-Crystal Clean Inc.(a)(b)	95,151	2,521,501
Herman Miller Inc.	529,597	24,409,126
HNI Corp.	303,859	10,786,994
Interface Inc.	466,738	6,739,697
Kimball International Inc., Class B, NVS	275,044	5,308,349
Knoll Inc.	414,286	10,502,150
McGrath RentCorp.	147,703	10,278,652
Mobile Mini Inc.	134,482	4,957,007
MSA Safety Inc.	317,168	34,606,200
NRC Group Holdings Corp.(a)(b)	84,807	1,054,999
Pitney Bowes Inc.	733,880	3,353,832
Steelcase Inc., Class A	188,546	3,469,246
Tetra Tech Inc.	490,235	42,532,789
U.S. Ecology Inc.	197,880	12,652,447
Viad Corp.	181,157	12,164,693
VSE Corp.	5,963	203,279

		340,012,266

Communications Equipment — 1.0%
Acacia Communications Inc.(a)	340,695	22,281,453
Calix Inc.(a)	210,988	1,348,213
Cambium Networks Corp.(a)(b)	24,902	241,549
Casa Systems Inc.(a)(b)	256,005	2,010,919
Clearfield Inc.(a)(b)	100,076	1,185,901
DASAN Zhone Solutions Inc.(a)(b)	53,997	494,613
Extreme Networks Inc.(a)(b)	1,057,578	7,693,880
InterDigital Inc.	280,235	14,703,930
KVH Industries Inc.(a)(b)	8,487	90,387
Plantronics Inc.	299,815	11,189,096
Viavi Solutions Inc.(a)(b)	2,059,551	28,844,012

		90,083,953

Construction & Engineering — 1.5%
Argan Inc.	111,716	4,389,322
Comfort Systems USA Inc.	326,278	14,431,276
Construction Partners Inc., Class A(a)	41,229	642,348
Dycom Industries Inc.(a)(b)	217,595	11,108,225
EMCOR Group Inc.(b)	375,729	32,357,781
Granite Construction Inc.	62,453	2,006,615
Great Lakes Dredge & Dock Corp.(a)(b)	482,559	5,042,741

Security	Shares	Value

Construction & Engineering (continued)
IES Holdings Inc.(a)	34,363	$707,534
MasTec Inc.(a)(b)	539,015	34,998,244
MYR Group Inc.(a)(b)	143,854	4,501,192
NV5 Global Inc.(a)(b)	93,394	6,376,008
Primoris Services Corp.	269,611	5,287,072
Sterling Construction Co. Inc.(a)(b)	52,438	689,560
WillScot Corp.(a)(b)	316,949	4,938,065

		127,475,983

Construction Materials — 0.2%
Forterra Inc.(a)(b)	166,032	1,200,411
Summit Materials Inc., Class A(a)(b)	184,027	4,085,399
U.S. Concrete Inc.(a)(b)	142,736	7,890,446
U.S. Lime & Minerals Inc.	2,149	164,399

		13,340,655

Consumer Finance — 0.6%
Curo Group Holdings Corp.(a)(b)	152,073	2,019,529
Elevate Credit Inc.(a)	136,989	576,724
Enova International Inc.(a)	192,552	3,995,454
FirstCash Inc.	380,467	34,877,410
Green Dot Corp., Class A(a)(b)	360,273	9,096,893
Regional Management Corp.(a)(b)	39,805	1,120,909
World Acceptance Corp.(a)(b)	32,843	4,187,811

		55,874,730

Containers & Packaging — 0.1%
Myers Industries Inc.	316,982	5,594,732
UFP Technologies Inc.(a)	6,210	239,706

		5,834,438

Distributors — 0.2%
Core-Mark Holding Co. Inc.	406,357	13,050,155
Funko Inc., Class A(a)(b)	161,004	3,312,657
Greenlane Holdings Inc., Class A(a)(b)	51,327	173,999

		16,536,811

Diversified Consumer Services — 1.0%
Career Education Corp.(a)	618,434	9,826,916
Chegg Inc.(a)(b)	1,042,259	31,215,657
Collectors Universe Inc.	66,787	1,902,094
K12 Inc.(a)	27,216	718,502
Regis Corp.(a)(b)	16,298	329,546
Select Interior Concepts Inc., Class A(a)(b)	55,442	719,083
Sotheby’s(a)	284,359	16,202,776
Strategic Education Inc.	191,183	25,977,946

		86,892,520

Diversified Financial Services — 0.0%
GWG Holdings Inc.(a)(b)	12,954	129,281
Marlin Business Services Corp.	24,677	621,614

		750,895

Diversified Telecommunication Services — 0.6%
Anterix Inc.(a)(b)	96,588	3,496,486
Bandwidth Inc., Class A(a)(b)	121,448	7,907,479
Cogent Communications Holdings Inc.	377,336	20,791,213
IDT Corp., Class B(a)	110,119	1,159,553
Ooma Inc.(a)	173,365	1,802,996
ORBCOMM Inc.(a)(b)	530,025	2,522,919
Pareteum Corp.(a)(b)	432,841	558,365
Vonage Holdings Corp.(a)	1,377,332	15,563,852

		53,802,863

Electric Utilities — 0.3%
El Paso Electric Co.	61,350	4,115,358

47

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Genie Energy Ltd., Class B	51,272	$382,489
MGE Energy Inc.	113,326	9,051,348
Otter Tail Corp.	155,966	8,383,172
Spark Energy Inc., Class A	104,010	1,097,306

		23,029,673

Electrical Equipment — 1.3%
Allied Motion Technologies Inc.(b)	63,191	2,231,274
American Superconductor Corp.(a)(b)	50,853	398,688
Atkore International Group Inc.(a)	420,941	12,775,559
AZZ Inc.	71,438	3,111,839
Energous Corp.(a)(b)	248,548	823,937
EnerSys	250,445	16,514,343
Generac Holdings Inc.(a)(b)	549,572	43,053,470
Plug Power Inc.(a)(b)	2,091,867	5,501,610
Sunrun Inc.(a)	1,013,717	16,934,143
Thermon Group Holdings Inc.(a)(b)	80,755	1,855,750
TPI Composites Inc.(a)(b)	261,598	4,904,963
Vicor Corp.(a)(b)	159,306	4,702,713
Vivint Solar Inc.(a)(b)	389,661	2,548,383

		115,356,672

Electronic Equipment, Instruments & Components — 2.1%
Airgain Inc.(a)(b)	82,695	971,666
Akoustis Technologies Inc.(a)(b)	224,400	1,739,100
Badger Meter Inc.	256,836	13,792,093
Coda Octopus Group Inc.(a)(b)	41,384	339,763
ePlus Inc.(a)	105,468	8,025,060
Fabrinet(a)(b)	298,861	15,630,430
FARO Technologies Inc.(a)(b)	145,654	7,042,371
Fitbit Inc., Class A(a)(b)	421,003	1,604,021
II-VI Inc.(a)(b)	512,478	18,044,350
Insight Enterprises Inc.(a)(b)	118,226	6,584,006
Iteris Inc.(a)	361,513	2,076,892
Itron Inc.(a)	308,042	22,782,786
Kimball Electronics Inc.(a)(b)	13,812	200,412
MTS Systems Corp.	53,755	2,969,964
Napco Security Technologies Inc.(a)(b)	102,932	2,626,825
nLight Inc.(a)(b)	295,407	4,626,074
Novanta Inc.(a)(b)	301,854	24,667,509
OSI Systems Inc.(a)	149,330	15,165,955
PAR Technology Corp.(a)(b)	103,337	2,456,321
Plexus Corp.(a)(b)	35,546	2,221,980
Rogers Corp.(a)(b)	166,236	22,726,124
Sanmina Corp.(a)	137,873	4,427,102
Vishay Precision Group Inc.(a)(b)	69,619	2,279,326
Wrap Technologies Inc.(a)(b)	67,980	277,358

		183,277,488

Energy Equipment & Services — 0.3%
Cactus Inc., Class A(a)(b)	421,978	12,212,043
DMC Global Inc.	126,626	5,569,011
FTS International Inc.(a)(b)	140,103	313,831
Liberty Oilfield Services Inc., Class A	141,073	1,527,821
ProPetro Holding Corp.(a)	411,178	3,737,608
RigNet Inc.(a)(b)	113,898	882,710
Solaris Oilfield Infrastructure Inc., Class A	274,525	3,684,125
U.S. Well Services Inc.(a)(b)	141,678	310,275

		28,237,424

Entertainment — 0.3%
Eros International PLC(a)(b)	57,397	109,628
Glu Mobile Inc.(a)	1,030,429	5,141,841

Security	Shares	Value

Entertainment (continued)
IMAX Corp.(a)(b)	469,200	$10,298,940
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	88,877	2,473,447
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	325,308	9,027,297
LiveXLive Media Inc.(a)(b)	263,927	529,174
Rosetta Stone Inc.(a)	29,280	509,472

		28,089,799

Equity Real Estate Investment Trusts (REITs) — 4.1%
Alexander’s Inc.	19,117	6,660,554
American Assets Trust Inc.	434,505	20,308,764
American Finance Trust Inc.	62,098	866,888
Armada Hoffler Properties Inc.	152,231	2,753,859
Bluerock Residential Growth REIT Inc.	194,699	2,291,607
CareTrust REIT Inc.	639,009	15,019,907
Clipper Realty Inc.	130,224	1,326,983
Community Healthcare Trust Inc.	100,237	4,465,558
Easterly Government Properties Inc.	160,882	3,426,787
EastGroup Properties Inc.	332,971	41,628,034
Essential Properties Realty Trust Inc.	76,658	1,756,235
First Industrial Realty Trust Inc.	231,914	9,174,518
Four Corners Property Trust Inc.	614,508	17,378,286
GEO Group Inc. (The)	1,068,682	18,530,946
Gladstone Commercial Corp.	82,714	1,943,779
Hannon Armstrong Sustainable Infrastructure Capital Inc.	42,291	1,232,783
Innovative Industrial Properties Inc.(b)	97,321	8,989,541
iStar Inc.	379,383	4,950,948
LTC Properties Inc.	173,748	8,899,373
Monmouth Real Estate Investment Corp.	129,481	1,865,821
National Health Investors Inc.	161,901	13,339,023
National Storage Affiliates Trust	536,298	17,896,264
New Senior Investment Group Inc.	326,307	2,179,731
NexPoint Residential Trust Inc.	171,277	8,008,912
Pennsylvania REIT(b)	307,325	1,757,899
PS Business Parks Inc.	179,545	32,668,213
QTS Realty Trust Inc., Class A	489,864	25,183,908
Ryman Hospitality Properties Inc.	411,693	33,680,604
Safehold Inc.	6,846	208,803
Saul Centers Inc.	96,107	5,238,793
Seritage Growth Properties, Class A(b)	30,359	1,289,954
Tanger Factory Outlet Centers Inc.(b)	818,188	12,665,550
Terreno Realty Corp.	58,571	2,992,392
UMH Properties Inc.	262,923	3,701,956
Uniti Group Inc.	1,660,124	12,890,863
Universal Health Realty Income Trust	105,038	10,797,906

		357,971,942

Food & Staples Retailing — 0.7%
BJ’s Wholesale Club Holdings Inc.(a)(b)	344,250	8,905,748
Chefs’ Warehouse Inc. (The)(a)(b)	220,803	8,902,777
HF Foods Group Inc.(a)(b)	67,189	1,145,572
Performance Food Group Co.(a)(b)	924,370	42,530,264
PriceSmart Inc.(b)	16,863	1,198,959

		62,683,320

Food Products — 1.3%
B&G Foods Inc.(b)	57,345	1,084,394
Bridgford Foods Corp.(a)	15,470	466,730
Calavo Growers Inc.	145,373	13,836,602
Freshpet Inc.(a)(b)	309,145	15,386,147
J&J Snack Foods Corp.	135,726	26,059,392

48

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
John B Sanfilippo & Son Inc.	77,267	$7,463,992
Lancaster Colony Corp.	122,736	17,017,346
Limoneira Co.	42,303	776,683
Sanderson Farms Inc.	150,145	22,721,443
Tootsie Roll Industries Inc.(b)	130,316	4,839,936

		109,652,665

Gas Utilities — 0.3%
Chesapeake Utilities Corp.	143,631	13,690,907
New Jersey Resources Corp.	53,239	2,407,468
Northwest Natural Holding Co.	40,334	2,877,427
South Jersey Industries Inc.	117,170	3,856,065
Southwest Gas Holdings Inc.	54,260	4,939,830

		27,771,697

Health Care Equipment & Supplies — 7.1%
Accuray Inc.(a)(b)	776,264	2,150,251
Alphatec Holdings Inc.(a)(b)	310,405	1,558,233
Antares Pharma Inc.(a)(b)	1,448,399	4,844,895
Apyx Medical Corp.(a)(b)	38,379	259,826
AtriCure Inc.(a)	332,803	8,300,107
Atrion Corp.	12,843	10,006,880
Avedro Inc.(a)(b)	70,044	1,589,999
Axogen Inc.(a)(b)	308,373	3,848,495
Axonics Modulation Technologies Inc.(a)(b)	137,566	3,703,277
BioLife Solutions Inc.(a)	59,631	991,365
BioSig Technologies Inc.(a)(b)	139,994	1,154,951
Cardiovascular Systems Inc.(a)	308,113	14,641,530
Cerus Corp.(a)(b)	1,109,124	5,717,534
Conformis Inc.(a)(b)	570,757	1,061,608
CONMED Corp.	244,956	23,552,519
Corindus Vascular Robotics Inc.(a)(b)	820,497	3,511,727
CryoLife Inc.(a)	330,076	8,961,563
CryoPort Inc.(a)(b)	286,888	4,692,053
Cutera Inc.(a)(b)	123,480	3,609,320
CytoSorbents Corp.(a)(b)	273,578	1,376,097
GenMark Diagnostics Inc.(a)(b)	486,523	2,948,329
Glaukos Corp.(a)(b)	323,690	20,233,862
Globus Medical Inc., Class A(a)	682,679	34,898,551
Haemonetics Corp.(a)	459,942	58,017,084
Heska Corp.(a)(b)	63,116	4,473,031
Inogen Inc.(a)(b)	165,233	7,916,313
Integer Holdings Corp.(a)	213,394	16,124,051
IntriCon Corp.(a)(b)	73,325	1,425,438
iRadimed Corp.(a)(b)	39,399	828,167
iRhythm Technologies Inc.(a)(b)	223,094	16,533,496
Lantheus Holdings Inc.(a)(b)	341,639	8,563,182
LeMaitre Vascular Inc.	124,025	4,239,175
LivaNova PLC(a)(b)	344,146	25,394,533
Meridian Bioscience Inc.	31,604	299,922
Merit Medical Systems Inc.(a)(b)	480,586	14,638,650
Mesa Laboratories Inc.(b)	34,507	8,204,729
Misonix Inc.(a)(b)	65,722	1,321,012
Natus Medical Inc.(a)(b)	302,435	9,629,530
Neogen Corp.(a)(b)	460,533	31,366,903
Neuronetics Inc.(a)(b)	117,131	973,359
Nevro Corp.(a)(b)	268,656	23,096,356
Novocure Ltd.(a)(b)	780,157	58,340,141
NuVasive Inc.(a)(b)	466,385	29,559,481
Orthofix Medical Inc.(a)(b)	122,328	6,485,831
OrthoPediatrics Corp.(a)(b)	78,397	2,764,278

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Pulse Biosciences Inc.(a)(b)	100,486	$1,551,504
Quidel Corp.(a)(b)	318,196	19,521,325
Rockwell Medical Inc.(a)(b)	469,565	1,295,999
Senseonics Holdings Inc.(a)(b)	1,006,318	994,745
Shockwave Medical Inc.(a)(b)	60,981	1,825,161
SI-BONE Inc.(a)(b)	143,602	2,537,447
Sientra Inc.(a)	296,654	1,922,318
Silk Road Medical Inc.(a)(b)	105,516	3,432,436
Soliton Inc.(a)(b)	47,619	509,047
STAAR Surgical Co.(a)(b)	398,607	10,276,089
Surmodics Inc.(a)(b)	117,443	5,371,843
Tactile Systems Technology Inc.(a)(b)	162,362	6,871,160
Tandem Diabetes Care Inc.(a)(b)	503,503	29,696,607
TransEnterix Inc.(a)(b)	1,141,322	707,391
TransMedics Group Inc.(a)	50,553	1,200,634
Utah Medical Products Inc.	26,323	2,522,796
Vapotherm Inc.(a)(b)	132,101	1,250,997
Varex Imaging Corp.(a)(b)	146,557	4,182,737
ViewRay Inc.(a)(b)	630,376	1,828,090
Wright Medical Group NV(a)(b)	1,133,261	23,379,174
Zynex Inc.(b)	139,147	1,323,288

		616,008,422

Health Care Providers & Services — 3.1%
Addus HomeCare Corp.(a)(b)	94,293	7,475,549
Amedisys Inc.(a)(b)	281,713	36,907,220
American Renal Associates Holdings Inc.(a)(b)	68,836	435,044
AMN Healthcare Services Inc.(a)(b)	413,628	23,808,428
Apollo Medical Holdings Inc.(a)(b)	246,573	4,344,616
Avalon GloboCare Corp.(a)(b)	169,459	316,888
BioTelemetry Inc.(a)(b)	297,651	12,123,325
Catasys Inc.(a)(b)	63,100	994,456
CorVel Corp.(a)(b)	81,652	6,181,056
Cross Country Healthcare Inc.(a)(b)	46,938	483,461
Ensign Group Inc. (The)	454,629	21,563,053
Genesis Healthcare Inc.(a)(b)	728,224	808,329
Hanger Inc.(a)	51,791	1,055,501
HealthEquity Inc.(a)(b)	621,910	35,539,047
Joint Corp. (The)(a)	116,684	2,171,489
LHC Group Inc.(a)(b)	269,814	30,640,078
Magellan Health Inc.(a)(b)	111,000	6,893,100
National Research Corp.	108,908	6,289,437
Option Care Health Inc.(a)	133,942	428,614
PetIQ Inc.(a)(b)	174,460	4,755,780
Providence Service Corp. (The)(a)(b)	104,342	6,204,175
R1 RCM Inc.(a)(b)	935,366	8,352,818
RadNet Inc.(a)(b)	376,878	5,411,968
Select Medical Holdings Corp.(a)(b)	989,236	16,391,641
Surgery Partners Inc.(a)	17,091	126,217
Tenet Healthcare Corp.(a)(b)	859,173	19,004,907
U.S. Physical Therapy Inc.(b)	113,383	14,802,151

		273,508,348

Health Care Technology — 1.8%
Castlight Health Inc., Class B(a)(b)	899,531	1,268,339
Evolent Health Inc., Class A(a)(b)	149,463	1,074,639
Health Catalyst Inc.(a)(b)	62,940	1,991,422
HealthStream Inc.(a)	87,430	2,263,563
HMS Holdings Corp.(a)(b)	779,783	26,875,221
Inovalon Holdings Inc., Class A(a)(b)	641,677	10,517,086
Inspire Medical Systems Inc.(a)(b)	120,484	7,351,934

49

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Livongo Health Inc.(a)(b)	112,757	$1,966,482
NextGen Healthcare Inc.(a)(b)	490,054	7,679,146
Omnicell Inc.(a)(b)	372,154	26,895,570
OptimizeRx Corp.(a)(b)	124,049	1,796,229
Phreesia Inc.(a)(b)	79,350	1,923,444
Simulations Plus Inc.(b)	109,035	3,783,514
Tabula Rasa HealthCare Inc.(a)(b)	174,782	9,602,523
Teladoc Health Inc.(a)(b)	641,723	43,457,481
Vocera Communications Inc.(a)(b)	279,004	6,877,449

		155,324,042

Hotels, Restaurants & Leisure — 4.0%
Biglari Holdings Inc., Class B, NVS(a)(b)	7,103	774,227
BJ’s Restaurants Inc.	183,167	7,114,206
Bloomin’ Brands Inc.	782,315	14,809,223
Boyd Gaming Corp.(b)	657,107	15,737,713
Brinker International Inc.	253,769	10,828,323
Carrols Restaurant Group Inc.(a)(b)	17,473	144,851
Cheesecake Factory Inc. (The)	373,667	15,574,441
Churchill Downs Inc.	315,285	38,923,510
Chuy’s Holdings Inc.(a)(b)	36,958	915,080
Cracker Barrel Old Country Store Inc.	172,639	28,079,733
Dave & Buster’s Entertainment Inc.	326,828	12,729,951
Denny’s Corp.(a)	388,804	8,851,123
Dine Brands Global Inc.	86,911	6,593,069
Drive Shack Inc.(a)(b)	492,515	2,122,740
Eldorado Resorts Inc.(a)(b)	592,692	23,630,630
Empire Resorts Inc.(a)(b)	25,170	242,387
Everi Holdings Inc.(a)(b)	621,423	5,257,239
Golden Entertainment Inc.(a)	74,882	995,182
Habit Restaurants Inc. (The), Class A(a)(b)	59,776	522,442
Inspired Entertainment Inc.(a)(b)	71,149	511,561
Jack in the Box Inc.	36,111	3,290,434
Kura Sushi USA Inc., Class A(a)(b)	16,622	326,124
Lindblad Expeditions Holdings Inc.(a)(b)	205,124	3,437,878
Marriott Vacations Worldwide Corp.	69,278	7,177,894
Monarch Casino & Resort Inc.(a)(b)	80,554	3,358,296
Nathan’s Famous Inc.	10,298	739,911
Noodles & Co.(a)(b)	255,131	1,444,041
Papa John’s International Inc.	176,897	9,260,558
Penn National Gaming Inc.(a)(b)	111,157	2,070,299
PlayAGS Inc.(a)(b)	242,548	2,493,393
Red Rock Resorts Inc., Class A	626,530	12,721,692
Ruth’s Hospitality Group Inc.	252,958	5,164,138
Scientific Games Corp./DE, Class A(a)	500,351	10,182,143
SeaWorld Entertainment Inc.(a)	422,842	11,129,201
Shake Shack Inc., Class A(a)(b)	261,121	25,600,303
Target Hospitality Corp.(a)(b)	295,085	2,009,529
Texas Roadhouse Inc.	592,814	31,134,591
Twin River Worldwide Holdings Inc.	176,689	4,033,810
Wingstop Inc.	243,518	21,254,251

		351,186,117

Household Durables — 2.0%
Cavco Industries Inc.(a)(b)	77,263	14,841,450
Century Communities Inc.(a)(b)	99,947	3,061,377
GoPro Inc., Class A(a)(b)	1,042,909	5,407,483
Green Brick Partners Inc.(a)(b)	15,323	163,956
Hamilton Beach Brands Holding Co., Class A	62,965	1,018,144
Helen of Troy Ltd.(a)(b)	225,490	35,550,753
Hooker Furniture Corp.	7,676	164,573

Security	Shares	Value

Household Durables (continued)
Installed Building Products Inc.(a)(b)	203,173	$11,649,940
iRobot Corp.(a)(b)	246,177	15,181,736
KB Home	156,549	5,322,666
La-Z-Boy Inc.	170,206	5,717,220
Legacy Housing Corp.(a)(b)	14,225	230,445
LGI Homes Inc.(a)(b)	179,686	14,971,438
Lovesac Co. (The)(a)(b)	78,932	1,473,660
Purple Innovation Inc.(a)(b)	7,521	56,633
Skyline Champion Corp.(a)	451,542	13,586,899
Sonos Inc.(a)(b)	637,693	8,551,463
Taylor Morrison Home Corp., Class A(a)	130,220	3,377,907
TopBuild Corp.(a)	304,175	29,331,595
Universal Electronics Inc.(a)(b)	109,090	5,552,681
ZAGG Inc.(a)(b)	14,787	92,714

		175,304,733

Household Products — 0.3%
WD-40 Co.	123,330	22,635,988

Independent Power and Renewable Electricity Producers — 0.2%
Atlantic Power Corp.(a)(b)	598,892	1,401,407
Ormat Technologies Inc.	126,732	9,414,920
Sunnova Energy International Inc.(a)(b)	34,989	376,132
TerraForm Power Inc., Class A	466,047	8,493,707

		19,686,166

Industrial Conglomerates — 0.1%
Raven Industries Inc.	323,361	10,819,659

Insurance — 1.4%
Crawford & Co., Class A, NVS	127,419	1,386,319
eHealth Inc.(a)(b)	200,719	13,406,022
Enstar Group Ltd.(a)(b)	17,731	3,367,472
FedNat Holding Co.	59,126	827,173
Global Indemnity Ltd.	13,927	347,757
Goosehead Insurance Inc., Class A	101,922	5,029,851
Health Insurance Innovations Inc., Class A(a)(b)	87,175	2,173,273
Heritage Insurance Holdings Inc.	25,694	384,125
Investors Title Co.	2,240	358,624
James River Group Holdings Ltd.	127,982	6,557,798
Kinsale Capital Group Inc.(b)	183,588	18,966,476
MBIA Inc.(a)	65,663	606,069
National General Holdings Corp.	364,159	8,382,940
Palomar Holdings Inc.(a)(b)	54,073	2,131,558
ProSight Global Inc.(a)	33,733	653,071
RLI Corp.	358,541	33,312,044
Selective Insurance Group Inc.	238,106	17,903,190
State Auto Financial Corp.	9,426	305,308
Trupanion Inc.(a)(b)	254,335	6,465,196
United Fire Group Inc.	18,225	856,210
Universal Insurance Holdings Inc.	92,668	2,779,113

		126,199,589

Interactive Media & Services — 0.8%
Care.com Inc.(a)(b)	175,651	1,835,553
Cargurus Inc.(a)(b)	666,294	20,621,799
Cars.com Inc.(a)	80,919	726,653
Eventbrite Inc., Class A(a)(b)	331,629	5,873,150
EverQuote Inc., Class A(a)(b)	75,793	1,617,423
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	657,095	6,183,264
Meet Group Inc. (The)(a)	415,382	1,360,376
QuinStreet Inc.(a)	403,224	5,076,590
Travelzoo(a)	47,503	507,807

50

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
TrueCar Inc.(a)(b)	806,820	$2,743,188
Yelp Inc.(a)(b)	624,410	21,698,247

		68,244,050

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com Inc., Class A(a)(b)	219,996	3,254,841
Duluth Holdings Inc., Class B(a)(b)	95,951	813,665
Groupon Inc.(a)(b)	4,084,299	10,864,235
Leaf Group Ltd.(a)(b)	116,638	489,880
Overstock.com Inc.(a)(b)	37,714	399,391
PetMed Express Inc.	52,392	944,104
Quotient Technology Inc.(a)(b)	69,809	545,906
RealReal Inc. (The)(a)(b)	41,279	922,998
Rubicon Project Inc. (The)(a)(b)	298,095	2,596,407
Shutterstock Inc.(a)	173,065	6,251,108
Stitch Fix Inc., Class A(a)(b)	336,755	6,482,534
Waitr Holdings Inc.(a)(b)	91,399	117,448

		33,682,517

IT Services — 3.0%
Brightcove Inc.(a)(b)	338,727	3,549,859
Carbonite Inc.(a)(b)	295,215	4,572,880
Cardtronics PLC, Class A(a)(b)	269,673	8,154,911
Cass Information Systems Inc.	125,818	6,792,914
CSG Systems International Inc.	295,356	15,263,998
Endurance International Group Holdings Inc.(a)(b)	639,702	2,398,882
EVERTEC Inc.	544,030	16,984,617
Evo Payments Inc., Class A(a)(b)	318,060	8,943,847
Exela Technologies Inc.(a)(b)	321,471	379,336
ExlService Holdings Inc.(a)	302,053	20,225,469
GTT Communications Inc.(a)(b)	297,280	2,800,378
Hackett Group Inc. (The)	198,159	3,261,697
I3 Verticals Inc., Class A(a)(b)	130,606	2,627,793
International Money Express Inc.(a)(b)	122,194	1,678,946
Limelight Networks Inc.(a)	401,234	1,215,739
MAXIMUS Inc.	570,965	44,112,756
NIC Inc.	589,809	12,179,556
Paysign Inc.(a)(b)	266,075	2,687,357
Perficient Inc.(a)(b)	291,645	11,251,664
Perspecta Inc.	90,049	2,352,080
Presidio Inc.(b)	71,294	1,204,869
PRGX Global Inc.(a)(b)	188,088	968,653
Priority Technology Holdings Inc.(a)	58,565	282,283
Science Applications International Corp.	533,008	46,558,249
TTEC Holdings Inc.	129,891	6,219,181
Tucows Inc., Class A(a)(b)	84,481	4,575,491
Unisys Corp.(a)(b)	313,632	2,330,286
Verra Mobility Corp.(a)(b)	1,039,791	14,921,001
Virtusa Corp.(a)(b)	262,921	9,470,414

		257,965,106

Leisure Products — 0.3%
Clarus Corp.	105,756	1,239,989
Johnson Outdoors Inc., Class A	27,365	1,602,495
Malibu Boats Inc., Class A(a)(b)	185,457	5,689,821
Marine Products Corp.	67,596	957,159
MasterCraft Boat Holdings Inc.(a)(b)	164,545	2,455,834
Sturm Ruger & Co. Inc.	138,205	5,771,441
YETI Holdings Inc.(a)(b)	276,274	7,735,672

		25,452,411

Life Sciences Tools & Services — 0.9%
Accelerate Diagnostics Inc.(a)(b)	244,628	4,542,742

Security	Shares	Value

Life Sciences Tools & Services (continued)
Cambrex Corp.(a)(b)	129,818	$7,724,171
ChromaDex Corp.(a)(b)	352,420	1,386,773
Codexis Inc.(a)(b)	479,059	6,570,294
Fluidigm Corp.(a)(b)	627,063	2,903,302
Medpace Holdings Inc.(a)	247,600	20,808,304
NanoString Technologies Inc.(a)(b)	270,186	5,833,316
NeoGenomics Inc.(a)(b)	852,726	16,304,121
Pacific Biosciences of California Inc.(a)(b)	1,161,690	5,994,320
Personalis Inc.(a)	63,408	930,512
Quanterix Corp.(a)(b)	116,683	2,562,359
Syneos Health Inc.(a)(b)	42,220	2,246,526

		77,806,740

Machinery — 4.5%
Actuant Corp., Class A	244,683	5,368,345
Alamo Group Inc.	75,631	8,903,281
Albany International Corp., Class A	274,825	24,778,222
Barnes Group Inc.	50,724	2,614,315
Blue Bird Corp.(a)(b)	68,187	1,297,940
Chart Industries Inc.(a)(b)	323,595	20,179,384
Columbus McKinnon Corp./NY(b)	126,885	4,622,421
Douglas Dynamics Inc.	201,810	8,994,672
Energy Recovery Inc.(a)(b)	331,916	3,075,202
EnPro Industries Inc.	16,696	1,146,180
ESCO Technologies Inc.(b)	216,589	17,231,821
Evoqua Water Technologies Corp.(a)(b)	671,541	11,429,628
Federal Signal Corp.	504,884	16,529,902
Franklin Electric Co. Inc.	393,557	18,815,960
Gencor Industries Inc.(a)(b)	13,850	160,799
Gorman-Rupp Co. (The)	32,519	1,131,336
Graham Corp.	5,979	118,743
Harsco Corp.(a)(b)	713,666	13,531,107
Helios Technologies Inc.	261,534	10,610,434
Hillenbrand Inc.	370,191	11,431,498
John Bean Technologies Corp.(b)	280,134	27,853,724
Kadant Inc.	99,247	8,712,894
LB Foster Co., Class A(a)(b)	5,718	123,909
Lindsay Corp.	33,580	3,117,903
Luxfer Holdings PLC	216,068	3,366,339
Meritor Inc.(a)(b)	592,883	10,968,336
Miller Industries Inc./TN	6,161	205,161
Mueller Industries Inc.	272,230	7,807,556
Mueller Water Products Inc., Class A	839,126	9,431,776
Omega Flex Inc.	25,964	2,654,819
Proto Labs Inc.(a)(b)	242,339	24,742,812
RBC Bearings Inc.(a)(b)	217,819	36,138,350
REV Group Inc.	36,014	411,640
Rexnord Corp.(a)(b)	101,357	2,741,707
Spartan Motors Inc.	224,755	3,083,639
SPX Corp.(a)	321,372	12,858,094
Tennant Co.	161,377	11,409,354
Terex Corp.	429,174	11,145,649
Watts Water Technologies Inc., Class A	140,333	13,153,412
Welbilt Inc.(a)(b)	1,166,691	19,670,410

		391,568,674

Marine — 0.0%
Scorpio Bulkers Inc.	89,050	541,424

Media — 0.5%
Boston Omaha Corp., Class A(a)(b)	64,101	1,271,123
Cardlytics Inc.(a)(b)	124,636	4,177,799

51

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Central European Media Enterprises Ltd., Class A(a)(b)	792,397	$3,561,824
Clear Channel Outdoor Holdings Inc.(a)	116,968	294,759
Entravision Communications Corp., Class A	106,282	337,977
Fluent Inc.(a)(b)	352,084	962,950
Gray Television Inc.(a)(b)	335,434	5,474,283
Hemisphere Media Group Inc.(a)	138,556	1,693,154
Loral Space & Communications Inc.(a)(b)	114,699	4,748,538
MDC Partners Inc., Class A(a)	505,499	1,425,507
Meredith Corp.	357,067	13,090,076
National CineMedia Inc.	62,353	511,295
TechTarget Inc.(a)	203,085	4,574,490

		42,123,775

Metals & Mining — 0.6%
AK Steel Holding Corp.(a)(b)	1,227,159	2,785,651
Cleveland-Cliffs Inc.	359,183	2,593,301
Compass Minerals International Inc.	306,430	17,310,231
Kaiser Aluminum Corp.	74,244	7,347,929
Materion Corp.	73,956	4,537,940
Mayville Engineering Co. Inc.(a)(b)	56,343	743,164
NovaGold Resources Inc.(a)(b)	1,451,481	8,810,490
Ryerson Holding Corp.(a)(b)	135,882	1,159,073
Worthington Industries Inc.	77,340	2,788,107

		48,075,886

Oil, Gas & Consumable Fuels — 0.3%
Altus Midstream Co., Class A(a)(b)	450,148	1,273,919
Ardmore Shipping Corp.(a)	56,363	377,068
Brigham Minerals Inc., Class A	102,079	2,031,372
CVR Energy Inc.	109,491	4,820,889
Dorian LPG Ltd.(a)(b)	50,171	519,772
Evolution Petroleum Corp.	213,492	1,246,793
Falcon Minerals Corp.	56,535	325,076
GasLog Ltd.	245,883	3,159,596
Golar LNG Ltd.	73,014	948,452
Goodrich Petroleum Corp.(a)(b)	55,914	594,366
Isramco Inc.(a)	6,406	785,952
Jagged Peak Energy Inc.(a)(b)	367,688	2,669,415
Matador Resources Co.(a)(b)	99,573	1,645,942
NextDecade Corp.(a)(b)	102,134	588,292
PrimeEnergy Resources Corp.(a)	3,224	370,760
Ring Energy Inc.(a)(b)	227,614	373,287
Rosehill Resources Inc.(a)(b)	93,238	181,814
SilverBow Resources Inc.(a)(b)	6,453	62,530
Tellurian Inc.(a)(b)	846,944	7,042,339
Uranium Energy Corp.(a)(b)	1,592,700	1,552,723

		30,570,357

Paper & Forest Products — 0.2%
Boise Cascade Co.	82,448	2,686,980
Louisiana-Pacific Corp.	154,134	3,788,614
Neenah Inc.	124,027	8,076,638
Verso Corp., Class A(a)(b)	18,459	228,523

		14,780,755

Personal Products — 0.4%
elf Beauty Inc.(a)(b)	35,619	623,689
Inter Parfums Inc.	157,886	11,047,283
Lifevantage Corp.(a)(b)	124,870	1,710,719
Medifast Inc.	101,819	10,551,503
Revlon Inc., Class A(a)(b)	53,048	1,246,098
USANA Health Sciences Inc.(a)(b)	116,024	7,934,881

Security	Shares	Value

Personal Products (continued)
Youngevity International Inc.(a)(b)	73,753	$329,676

		33,443,849

Pharmaceuticals — 2.4%
AcelRx Pharmaceuticals Inc.(a)(b)	231,748	509,846
Acer Therapeutics Inc.(a)(b)	44,844	143,052
Aerie Pharmaceuticals Inc.(a)(b)	378,177	7,268,562
Akorn Inc.(a)(b)	103,658	393,900
Amneal Pharmaceuticals Inc.(a)(b)	837,205	2,427,895
Amphastar Pharmaceuticals Inc.(a)(b)	326,143	6,467,416
ANI Pharmaceuticals Inc.(a)(b)	82,870	6,039,566
Arvinas Holding Co. LLC(a)(b)	165,307	3,562,366
Axsome Therapeutics Inc.(a)(b)	226,672	4,587,841
BioDelivery Sciences International Inc.(a)(b)	728,716	3,067,894
Cara Therapeutics Inc.(a)(b)	308,639	5,641,921
Cerecor Inc.(a)	191,704	630,706
Chiasma Inc.(a)(b)	307,958	1,524,392
Collegium Pharmaceutical Inc.(a)(b)	287,181	3,296,838
Corcept Therapeutics Inc.(a)(b)	858,650	12,137,018
CorMedix Inc.(a)(b)	210,587	1,343,545
Cymabay Therapeutics Inc.(a)(b)	614,420	3,145,830
Dermira Inc.(a)(b)	427,785	2,733,546
Dova Pharmaceuticals Inc.(a)(b)	72,952	2,039,008
Eloxx Pharmaceuticals Inc.(a)(b)	185,346	837,764
Endo International PLC(a)	120,594	387,107
Evofem Biosciences Inc.(a)(b)	120,108	605,344
Evolus Inc.(a)(b)	135,753	2,120,462
EyePoint Pharmaceuticals Inc.(a)(b)	361,754	654,775
Fulcrum Therapeutics Inc.(a)(b)	32,360	214,870
Innoviva Inc.(a)	578,841	6,100,984
Intersect ENT Inc.(a)(b)	274,234	4,664,720
Intra-Cellular Therapies Inc.(a)(b)	196,956	1,471,261
Kala Pharmaceuticals Inc.(a)(b)	99,521	378,677
Kaleido Biosciences Inc.(a)(b)	45,071	339,385
Liquidia Technologies Inc.(a)(b)	119,935	426,969
Marinus Pharmaceuticals Inc.(a)(b)	448,372	690,493
MyoKardia Inc.(a)(b)	399,831	20,851,187
NGM Biopharmaceuticals Inc.(a)(b)	57,090	790,697
Ocular Therapeutix Inc.(a)(b)	349,674	1,063,009
Odonate Therapeutics Inc.(a)(b)	105,359	2,742,495
Omeros Corp.(a)(b)	416,984	6,809,349
Optinose Inc.(a)(b)	222,689	1,558,823
Pacira BioSciences Inc.(a)(b)	363,750	13,847,962
Paratek Pharmaceuticals Inc.(a)(b)	298,805	1,290,838
Phibro Animal Health Corp., Class A	175,308	3,739,320
Reata Pharmaceuticals Inc., Class A(a)(b)	76,800	6,166,272
resTORbio Inc.(a)(b)	13,729	121,364
Revance Therapeutics Inc.(a)(b)	333,248	4,332,224
SIGA Technologies Inc.(a)(b)	492,233	2,520,233
Supernus Pharmaceuticals Inc.(a)(b)	442,274	12,153,690
TherapeuticsMD Inc.(a)(b)	1,573,557	5,712,012
Theravance Biopharma Inc.(a)(b)	396,463	7,723,099
Tricida Inc.(a)(b)	195,283	6,028,386
Verrica Pharmaceuticals Inc.(a)(b)	47,803	705,572
WaVe Life Sciences Ltd.(a)(b)	159,197	3,268,314
Xeris Pharmaceuticals Inc.(a)(b)	225,629	2,217,933
Zogenix Inc.(a)(b)	382,569	15,318,063
Zynerba Pharmaceuticals Inc.(a)(b)	207,033	1,565,169

		206,379,964

52

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 2.1%
ASGN Inc.(a)	402,209	$25,282,858
Barrett Business Services Inc.	64,100	5,693,362
BG Staffing Inc.	38,051	727,155
CRA International Inc.	18,358	770,485
Exponent Inc.(b)	465,169	32,515,313
Forrester Research Inc.	95,123	3,057,253
Franklin Covey Co.(a)(b)	87,054	3,046,890
FTI Consulting Inc.(a)	30,658	3,249,441
Heidrick & Struggles International Inc.	17,992	491,182
Huron Consulting Group Inc.(a)(b)	24,648	1,511,908
ICF International Inc.(b)	101,257	8,553,179
Insperity Inc.	347,987	34,318,478
Kforce Inc.	193,287	7,313,014
Korn Ferry(b)	506,092	19,555,395
Mistras Group Inc.(a)(b)	22,836	374,510
Resources Connection Inc.	86,786	1,474,494
TriNet Group Inc.(a)	401,322	24,958,215
Upwork Inc.(a)(b)	510,896	6,797,471
Willdan Group Inc.(a)(b)	88,831	3,116,192

		182,806,795

Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA	4,625	93,518
Cushman & Wakefield PLC(a)(b)	865,648	16,040,457
eXp World Holdings Inc.(a)(b)	142,507	1,194,209
Griffin Industrial Realty Inc.	2,240	85,008
Kennedy-Wilson Holdings Inc.	560,951	12,296,046
Marcus & Millichap Inc.(a)	179,970	6,387,135
Maui Land & Pineapple Co. Inc.(a)(b)	34,572	376,143
Newmark Group Inc., Class A	1,150,055	10,419,498
Redfin Corp.(a)(b)	791,889	13,335,411
RMR Group Inc. (The), Class A	135,962	6,183,552

		66,410,977

Road & Rail — 0.4%
Avis Budget Group Inc.(a)(b)	531,349	15,015,923
Heartland Express Inc.(b)	20,568	442,418
PAM Transportation Services Inc.(a)(b)	12,337	729,240
Saia Inc.(a)(b)	139,065	13,030,390
Universal Logistics Holdings Inc.	75,282	1,752,565

		30,970,536

Semiconductors & Semiconductor Equipment — 3.2%
Adesto Technologies Corp.(a)(b)	215,104	1,841,290
Advanced Energy Industries Inc.(a)(b)	341,989	19,633,588
Ambarella Inc.(a)	114,148	7,172,490
Brooks Automation Inc.	551,361	20,416,898
Cabot Microelectronics Corp.	260,461	36,779,698
CEVA Inc.(a)	178,567	5,332,011
Diodes Inc.(a)(b)	88,220	3,542,033
DSP Group Inc.(a)	69,874	984,175
Enphase Energy Inc.(a)(b)	824,719	18,333,503
FormFactor Inc.(a)(b)	48,817	910,193
Ichor Holdings Ltd.(a)(b)	43,842	1,060,100
Impinj Inc.(a)	133,755	4,123,667
Inphi Corp.(a)(b)	404,713	24,707,729
Lattice Semiconductor Corp.(a)(b)	1,118,571	20,453,071
MaxLinear Inc.(a)(b)	584,737	13,086,414
Nanometrics Inc.(a)(b)	72,411	2,362,047
NVE Corp.	39,790	2,640,066
PDF Solutions Inc.(a)(b)	20,938	273,660
Power Integrations Inc.(b)	254,449	23,009,823

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Rudolph Technologies Inc.(a)(b)	36,940	$973,738
Semtech Corp.(a)(b)	543,461	26,417,639
Silicon Laboratories Inc.(a)(b)	386,049	42,986,556
Xperi Corp.	90,839	1,878,550

		278,918,939

Software — 8.7%
8x8 Inc.(a)(b)	844,600	17,500,112
A10 Networks Inc.(a)(b)	511,537	3,550,067
ACI Worldwide Inc.(a)(b)	1,032,655	32,347,918
Agilysys Inc.(a)	185,927	4,761,590
Alarm.com Holdings Inc.(a)(b)	331,158	15,445,209
Altair Engineering Inc., Class A(a)(b)	352,898	12,217,329
American Software Inc./GA, Class A	147,396	2,213,888
Appfolio Inc., Class A(a)(b)	141,265	13,439,952
Appian Corp.(a)(b)	279,718	13,286,605
Benefitfocus Inc.(a)(b)	268,346	6,389,318
Blackbaud Inc.(b)	438,909	39,651,039
Blackline Inc.(a)(b)	383,686	18,344,028
Bottomline Technologies DE Inc.(a)	384,600	15,134,010
Box Inc., Class A(a)(b)	1,288,082	21,330,638
Carbon Black Inc.(a)(b)	516,438	13,422,224
ChannelAdvisor Corp.(a)(b)	238,558	2,225,746
Cision Ltd.(a)(b)	829,795	6,381,124
Cloudera Inc.(a)(b)	135,005	1,196,144
CommVault Systems Inc.(a)	362,841	16,222,621
Cornerstone OnDemand Inc.(a)(b)	512,301	28,084,341
Digimarc Corp.(a)(b)	98,467	3,849,075
Digital Turbine Inc.(a)(b)	708,360	4,565,380
Domo Inc., Class B(a)	157,275	2,513,255
Ebix Inc.(b)	208,635	8,783,534
eGain Corp.(a)(b)	182,097	1,457,687
Envestnet Inc.(a)(b)	429,214	24,336,434
Everbridge Inc.(a)(b)	298,823	18,440,367
Five9 Inc.(a)(b)	537,222	28,870,310
ForeScout Technologies Inc.(a)(b)	373,120	14,148,710
Ideanomics Inc.(a)(b)	425,518	640,405
Instructure Inc.(a)(b)	306,780	11,884,657
Intelligent Systems Corp.(a)(b)	60,924	2,530,783
j2 Global Inc.	418,759	38,031,692
LivePerson Inc.(a)(b)	553,257	19,751,275
Majesco(a)(b)	67,780	572,063
MicroStrategy Inc., Class A(a)	74,207	11,010,093
Mitek Systems Inc.(a)(b)	281,243	2,713,995
MobileIron Inc.(a)(b)	867,628	5,678,625
Model N Inc.(a)(b)	294,294	8,169,601
Monotype Imaging Holdings Inc.	167,010	3,308,468
OneSpan Inc.(a)	209,294	3,034,763
Phunware Inc.(a)(b)	288,550	415,512
Progress Software Corp.	398,862	15,180,688
PROS Holdings Inc.(a)(b)	296,615	17,678,254
Q2 Holdings Inc.(a)(b)	388,121	30,611,103
QAD Inc., Class A	50,926	2,351,763
Qualys Inc.(a)(b)	305,556	23,090,867
Rapid7 Inc.(a)(b)	437,962	19,879,095
Rimini Street Inc.(a)(b)	176,242	771,940
SailPoint Technologies Holding Inc.(a)(b)	773,087	14,448,996
SecureWorks Corp., Class A(a)	3,707	47,932
SharpSpring Inc.(a)(b)	78,949	765,805
ShotSpotter Inc.(a)(b)	71,695	1,651,136
SPS Commerce Inc.(a)	313,588	14,760,587

53

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
SVMK Inc.(a)(b)	771,568	$13,193,813
Telaria Inc.(a)(b)	386,229	2,668,842
Telenav Inc.(a)(b)	150,259	718,238
Tenable Holdings Inc.(a)(b)	335,060	7,498,643
Upland Software Inc.(a)(b)	206,011	7,181,543
Varonis Systems Inc.(a)(b)	265,965	15,899,388
Verint Systems Inc.(a)(b)	556,196	23,794,065
VirnetX Holding Corp.(a)(b)	541,528	2,924,251
Workiva Inc.(a)(b)	329,674	14,449,611
Yext Inc.(a)(b)	833,700	13,247,493
Zix Corp.(a)(b)	476,702	3,451,322
Zuora Inc., Class A(a)(b)	781,180	11,756,759

		755,872,721

Specialty Retail — 2.3%
Aaron’s Inc.	537,634	34,548,361
American Eagle Outfitters Inc.	1,309,302	21,236,879
America’s Car-Mart Inc./TX(a)(b)	55,830	5,119,611
Asbury Automotive Group Inc.(a)(b)	173,042	17,707,388
At Home Group Inc.(a)(b)	28,527	274,430
Boot Barn Holdings Inc.(a)(b)	252,965	8,828,479
Camping World Holdings Inc., Class A(b)	294,219	2,618,549
Children’s Place Inc. (The)	137,730	10,603,833
Designer Brands Inc. , Class A	210,009	3,595,354
Hibbett Sports Inc.(a)	10,307	236,030
Hudson Ltd., Class A(a)(b)	21,616	265,228
Lithia Motors Inc., Class A	121,914	16,138,975
Lumber Liquidators Holdings Inc.(a)(b)	48,167	475,408
MarineMax Inc.(a)(b)	10,717	165,899
Monro Inc.(b)	293,193	23,165,179
Murphy USA Inc.(a)(b)	47,213	4,027,269
National Vision Holdings Inc.(a)(b)	705,154	16,973,057
Rent-A-Center Inc./TX	436,933	11,268,502
RH(a)	42,276	7,222,009
Sleep Number Corp.(a)(b)	237,467	9,812,136
Tailored Brands Inc.(b)	395,316	1,739,390
Winmark Corp.	8,304	1,464,743

		197,486,709

Technology Hardware, Storage & Peripherals — 0.1%
AstroNova Inc.	61,088	987,793
Avid Technology Inc.(a)(b)	262,485	1,624,782
Diebold Nixdorf Inc.(a)	353,260	3,956,512
Sonim Technologies Inc.(a)	32,188	94,311

		6,663,398

Textiles, Apparel & Luxury Goods — 1.1%
Centric Brands Inc.(a)	147,489	370,197
Crocs Inc.(a)(b)	557,115	15,465,512
Deckers Outdoor Corp.(a)	262,709	38,712,798
Kontoor Brands Inc.(a)	94,085	3,302,384
Oxford Industries Inc.	58,606	4,202,050
Steven Madden Ltd.	754,396	26,999,833
Superior Group of Companies Inc.	22,454	361,959
Wolverine World Wide Inc.	366,539	10,358,392

		99,773,125

Thrifts & Mortgage Finance — 0.8%
Axos Financial Inc.(a)	331,877	9,176,399
Entegra Financial Corp.(a)(b)	7,628	229,145
Essent Group Ltd.	440,546	21,000,828
Federal Agricultural Mortgage Corp., Class C, NVS	24,904	2,033,661
FS Bancorp. Inc.	4,389	230,422

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Greene County Bancorp. Inc.	24,484	$670,862
Hingham Institution for Savings	5,791	1,094,499
Kearny Financial Corp./MD	240,406	3,134,894
Meridian Bancorp. Inc.	64,011	1,200,206
Meta Financial Group Inc.	186,644	6,086,461
Mr Cooper Group Inc.(a)(b)	327,127	3,474,089
NMI Holdings Inc., Class A(a)	584,872	15,358,739
PCSB Financial Corp.	17,460	349,025
Pioneer Bancorp Inc/NY(a)(b)	7,920	98,921
Provident Bancorp. Inc.(a)(b)	3,669	88,166
Southern Missouri Bancorp. Inc.	3,531	128,634
United Community Financial Corp./OH	60,614	653,419
Walker & Dunlop Inc.	29,331	1,640,483
Waterstone Financial Inc.	18,627	320,012

		66,968,865

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	1,033,943	2,336,711
Turning Point Brands Inc.	73,944	1,705,149
Vector Group Ltd.	938,841	11,181,596

		15,223,456

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies Inc.	344,449	19,564,703
Beacon Roofing Supply Inc.(a)(b)	113,989	3,822,051
EVI Industries Inc.(b)	40,601	1,295,984
Foundation Building Materials Inc.(a)	38,904	602,623
General Finance Corp.(a)(b)	51,371	454,120
GMS Inc.(a)	127,721	3,668,147
H&E Equipment Services Inc.	225,202	6,499,330
Herc Holdings Inc.(a)(b)	15,935	741,137
Kaman Corp.	35,114	2,087,878
Lawson Products Inc./DE(a)	37,322	1,445,481
MRC Global Inc.(a)(b)	67,107	814,008
SiteOne Landscape Supply Inc.(a)(b)	366,881	27,156,532
Systemax Inc.	83,887	1,846,353
Transcat Inc.(a)(b)	60,915	1,560,033
Willis Lease Finance Corp.(a)(b)	1,562	86,503

		71,644,883

Water Utilities — 1.0%
American States Water Co.	329,920	29,646,611
AquaVenture Holdings Ltd.(a)(b)	20,525	398,801
California Water Service Group	406,645	21,523,720
Connecticut Water Service Inc.	107,732	7,547,704
Global Water Resources Inc.	105,385	1,247,758
Middlesex Water Co.	123,331	8,011,582
Pure Cycle Corp.(a)(b)	152,960	1,572,429
SJW Group	153,485	10,481,491
York Water Co. (The)	103,746	4,529,550

		84,959,646

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	394,000	4,373,400
Gogo Inc.(a)(b)	492,519	2,969,890
Shenandoah Telecommunications Co.	430,085	13,663,800

		21,007,090

Total Common Stocks — 99.8% (Cost: $9,326,850,394)		8,679,571,956

54

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 19.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(d)(e)(f)	1,645,916,275	$1,646,739,233
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(d)(e)	12,349,000	12,349,000

		1,659,088,233

Total Short-Term Investments — 19.1% (Cost: $1,658,432,792)		1,659,088,233

Total Investments in Securities — 118.9% (Cost: $10,985,283,186)		10,338,660,189

Other Assets, Less Liabilities — (18.9)%		(1,640,474,803)

Net Assets — 100.0%		$8,698,185,386

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

55

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
AAR Corp.	321,925	$13,266,529
Aerojet Rocketdyne Holdings Inc.(a)(b)	208,846	10,548,812
Cubic Corp.(b)	253,461	17,851,258
Ducommun Inc.(a)	86,557	3,670,017
Maxar Technologies Inc.(a)	572,072	4,347,747
Moog Inc., Class A	41,776	3,388,869
National Presto Industries Inc.	44,635	3,976,532
Park Aerospace Corp.	175,320	3,078,619
Triumph Group Inc.	358,573	8,204,150
Vectrus Inc.(a)	109,416	4,447,761
Wesco Aircraft Holdings Inc.(a)	380,235	4,186,387

		76,966,681

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.(a)(b)	227,495	5,739,699
Echo Global Logistics Inc.(a)(b)	261,168	5,915,455
Hub Group Inc., Class A(a)(b)	312,748	14,542,782

		26,197,936

Airlines — 0.5%
Hawaiian Holdings Inc.	453,420	11,906,809
Mesa Air Group Inc.(a)(b)	110,495	745,289
SkyWest Inc.	482,524	27,696,878
Spirit Airlines Inc.(a)(b)	142,437	5,170,463

		45,519,439

Auto Components — 1.3%
Adient PLC	840,730	19,303,161
American Axle & Manufacturing Holdings Inc.(a)	1,071,813	8,810,303
Cooper Tire & Rubber Co.	486,243	12,700,667
Cooper-Standard Holdings Inc.(a)(b)	160,834	6,574,894
Dana Inc.	1,386,929	20,027,255
Modine Manufacturing Co.(a)(b)	477,100	5,424,627
Motorcar Parts of America Inc.(a)(b)	177,527	3,000,206
Standard Motor Products Inc.	161,779	7,854,370
Stoneridge Inc.(a)(b)	226,281	7,007,922
Tenneco Inc., Class A	484,486	6,065,765
Visteon Corp.(a)(b)	267,598	22,087,539

		118,856,709

Automobiles — 0.0%
Winnebago Industries Inc.(b)	88,399	3,390,102

Banks — 18.2%
1st Constitution Bancorp.	71,225	1,335,469
1st Source Corp.	136,233	6,229,935
ACNB Corp.	64,980	2,228,814
Allegiance Bancshares Inc.(a)(b)	187,724	6,024,063
Amalgamated Bank, Class A	131,603	2,108,280
Amerant Bancorp Inc.(a)(b)	190,258	3,989,710
American National Bankshares Inc.	101,573	3,602,794
Ameris Bancorp.	494,050	19,880,572
Ames National Corp.	84,272	2,411,022
Arrow Financial Corp.	121,181	4,046,234
Atlantic Capital Bancshares Inc.(a)(b)	206,279	3,576,878
Atlantic Union Bankshares Corp.	783,203	29,170,396
Banc of California Inc.	443,058	6,264,840
BancFirst Corp.	179,620	9,954,540
Bancorp. Inc. (The)(a)(b)	487,058	4,821,874
BancorpSouth Bank	922,554	27,316,824
Bank First Corp.(b)	3,673	243,079
Bank of Commerce Holdings	165,828	1,805,867

Security	Shares	Value

Banks (continued)
Bank of Marin Bancorp.	127,834	$5,303,833
Bank of NT Butterfield & Son Ltd. (The)	353,643	10,481,979
Bank of Princeton (The)(b)	53,311	1,549,218
Bank7 Corp.	36,930	694,284
BankFinancial Corp.	132,369	1,575,191
Bankwell Financial Group Inc.	63,163	1,736,983
Banner Corp.	305,927	17,183,920
Bar Harbor Bankshares	144,841	3,610,886
Baycom Corp.(a)(b)	63,528	1,442,721
BCB Bancorp. Inc.	132,442	1,700,555
Berkshire Hills Bancorp. Inc.	447,794	13,115,886
Boston Private Financial Holdings Inc.	753,356	8,780,364
Bridge Bancorp. Inc.	154,876	4,578,135
Brookline Bancorp. Inc.	709,350	10,448,726
Bryn Mawr Bank Corp.	194,086	7,086,080
Business First Bancshares Inc.(b)	118,501	2,891,424
Byline Bancorp Inc.(a)(b)	222,955	3,986,435
C&F Financial Corp.	31,207	1,643,361
Cadence BanCorp.	1,206,401	21,160,274
Cambridge Bancorp.	30,416	2,281,504
Camden National Corp.	147,778	6,401,743
Capital Bancorp Inc/MD(a)(b)	75,562	1,029,154
Capital City Bank Group Inc.	127,706	3,505,530
Capstar Financial Holdings Inc.	144,280	2,392,162
Carolina Financial Corp.(b)	204,112	7,254,141
Carter Bank & Trust(a)(b)	215,043	4,062,162
Cathay General Bancorp.	739,415	25,683,580
CBTX Inc.	178,365	4,972,816
CenterState Bank Corp.	1,195,919	28,684,117
Central Pacific Financial Corp.	235,194	6,679,510
Central Valley Community Bancorp.	112,137	2,281,988
Century Bancorp. Inc./MA, Class A, NVS	22,460	1,967,496
Chemung Financial Corp.	35,109	1,474,578
Citizens & Northern Corp.	113,881	2,992,793
City Holding Co.	139,034	10,601,343
Civista Bancshares Inc.	145,691	3,165,865
CNB Financial Corp./PA	130,580	3,747,646
Coastal Financial Corp/WA(a)(b)	28,843	435,818
Codorus Valley Bancorp. Inc.	88,474	2,057,905
Colony Bankcorp Inc.	70,512	1,082,359
Columbia Banking System Inc.	660,273	24,364,074
Community Bank System Inc.	475,279	29,319,962
Community Bankers Trust Corp.	205,192	1,764,651
Community Financial Corp. (The)	46,551	1,558,062
Community Trust Bancorp. Inc.	149,117	6,349,402
ConnectOne Bancorp. Inc.	239,357	5,313,725
CrossFirst Bankshares Inc.(a)	67,964	972,225
Customers Bancorp. Inc.(a)	269,295	5,585,178
CVB Financial Corp.	1,281,218	26,739,020
DNB Financial Corp.	32,978	1,467,851
Eagle Bancorp. Inc.	305,459	13,629,581
Enterprise Bancorp. Inc./MA	86,239	2,585,445
Enterprise Financial Services Corp.	239,279	9,750,619
Equity Bancshares Inc., Class A(a)(b)	144,622	3,877,316
Esquire Financial Holdings Inc.(a)(b)	38,788	961,942
Evans Bancorp. Inc.	44,848	1,677,315
Farmers & Merchants Bancorp. Inc./Archbold OH	95,776	2,486,345
Farmers National Banc Corp.	243,247	3,522,217
FB Financial Corp.	86,741	3,257,125
Fidelity D&D Bancorp. Inc.(b)	16,481	1,025,942

56

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Financial Institutions Inc.	146,997	$4,436,369
First Bancorp. Inc./ME	97,347	2,676,069
First BanCorp./Puerto Rico	2,059,467	20,553,481
First Bancorp./Southern Pines NC(b)	282,656	10,147,350
First Bancshares Inc. (The)	160,341	5,179,014
First Bank/Hamilton NJ	157,761	1,708,552
First Busey Corp.	499,866	12,636,613
First Business Financial Services Inc.	80,714	1,943,593
First Capital Inc.(b)	28,788	1,664,810
First Choice Bancorp.	98,561	2,101,321
First Commonwealth Financial Corp.	884,247	11,742,800
First Community Bankshares Inc.	146,689	4,748,323
First Financial Bancorp.	876,690	21,456,988
First Financial Corp./IN	116,063	5,045,259
First Financial Northwest Inc.	77,257	1,141,858
First Foundation Inc.	259,468	3,963,374
First Guaranty Bancshares Inc.	44,528	985,850
First Internet Bancorp.	92,937	1,989,781
First Interstate BancSystem Inc., Class A	365,432	14,704,984
First Merchants Corp.	524,587	19,742,832
First Mid Bancshares Inc.	139,827	4,840,811
First Midwest Bancorp. Inc.	981,838	19,126,204
First Northwest Bancorp.	85,167	1,475,092
First of Long Island Corp. (The)	231,800	5,273,450
Flushing Financial Corp.	261,333	5,280,233
FNCB Bancorp Inc.	162,500	1,269,125
Franklin Financial Network Inc.(b)	124,527	3,761,961
Franklin Financial Services Corp.	40,606	1,443,543
Fulton Financial Corp.	1,564,145	25,307,866
FVCBankcorp Inc.(a)	115,223	2,023,316
German American Bancorp. Inc.	241,047	7,725,556
Glacier Bancorp. Inc.	670,734	27,137,898
Great Southern Bancorp. Inc.	107,697	6,133,344
Great Western Bancorp. Inc.	533,515	17,605,995
Guaranty Bancshares Inc./TX	78,154	2,390,731
Hancock Whitney Corp.	868,935	33,275,866
Hanmi Financial Corp.	243,239	4,568,028
Harborone Bancorp. Inc.(a)	145,655	1,466,018
Hawthorn Bancshares Inc.	53,759	1,281,077
Heartland Financial USA Inc.	336,280	15,045,167
Heritage Commerce Corp.	362,176	4,257,379
Heritage Financial Corp./WA	352,825	9,512,162
Hilltop Holdings Inc.	691,760	16,526,146
Home BancShares Inc./AR	1,495,578	28,109,389
HomeTrust Bancshares Inc.	109,377	2,851,458
Hope Bancorp Inc.	1,159,125	16,621,853
Horizon Bancorp Inc./IN	359,851	6,247,013
Howard Bancorp. Inc.(a)(b)	122,381	2,042,539
IBERIABANK Corp.	501,516	37,884,519
Independent Bank Corp.	289,377	21,601,993
Independent Bank Corp./MI	158,614	3,380,857
Independent Bank Group Inc.	260,398	13,699,539
International Bancshares Corp.	536,905	20,735,271
Investar Holding Corp.	61,711	1,468,722
Investors Bancorp. Inc.	2,223,328	25,257,006
Lakeland Bancorp. Inc.	470,397	7,258,226
Lakeland Financial Corp.	65,760	2,892,125
LCNB Corp.	118,492	2,102,048
LegacyTexas Financial Group Inc.	278,698	12,131,724
Level One Bancorp. Inc.	48,837	1,177,948

Security	Shares	Value

Banks (continued)
Live Oak Bancshares Inc.(b)	249,929	$4,523,715
Macatawa Bank Corp.	247,009	2,566,424
Mackinac Financial Corp.	87,522	1,353,090
MainStreet Bancshares Inc.(a)	67,399	1,418,749
Malvern Bancorp. Inc.(a)(b)	58,771	1,282,971
Mercantile Bank Corp.	155,172	5,089,642
Metropolitan Bank Holding Corp.(a)(b)	66,632	2,620,637
Mid Penn Bancorp. Inc.	65,454	1,677,586
Midland States Bancorp. Inc.	190,527	4,963,228
MidWestOne Financial Group Inc.	112,749	3,441,099
MutualFirst Financial Inc.	56,196	1,771,298
MVB Financial Corp.(b)	90,299	1,792,435
National Bank Holdings Corp., Class A	191,139	6,535,042
National Bankshares Inc.	60,790	2,434,640
NBT Bancorp. Inc.	386,168	14,129,887
Nicolet Bankshares Inc.(a)(b)	79,460	5,289,652
Northeast Bank(a)	60,812	1,348,202
Northrim BanCorp. Inc.	64,149	2,544,791
Norwood Financial Corp.	54,799	1,732,196
Oak Valley Bancorp.	61,647	1,033,820
OFG Bancorp.	488,428	10,696,573
Ohio Valley Banc Corp.	39,305	1,434,239
Old Line Bancshares Inc.	148,160	4,298,122
Old National Bancorp./IN	1,643,083	28,269,243
Old Second Bancorp. Inc.	275,421	3,365,645
Opus Bank	212,215	4,619,921
Origin Bancorp Inc.	184,687	6,231,339
Orrstown Financial Services Inc.	97,895	2,143,901
Pacific Mercantile Bancorp.(a)	184,732	1,387,337
Pacific Premier Bancorp. Inc.	566,811	17,678,835
Park National Corp.	128,296	12,163,744
Parke Bancorp. Inc.	85,504	1,899,899
PCB Bancorp.	117,597	1,934,471
Peapack Gladstone Financial Corp.	182,922	5,127,304
Penns Woods Bancorp. Inc.	44,124	2,040,735
Peoples Bancorp. Inc./OH	173,808	5,528,832
Peoples Bancorp. of North Carolina Inc.	43,706	1,298,505
Peoples Financial Services Corp.	65,445	2,964,004
People’s Utah Bancorp.	138,332	3,913,412
Preferred Bank/Los Angeles CA	92,946	4,868,511
Premier Financial Bancorp. Inc.	126,116	2,165,412
QCR Holdings Inc.	140,498	5,336,114
RBB Bancorp.	154,145	3,035,115
Red River Bancshares Inc.(a)	6,236	270,455
Reliant Bancorp Inc.	90,270	2,164,675
Renasant Corp.	550,426	19,270,414
Republic Bancorp. Inc./KY, Class A	92,023	3,998,399
Republic First Bancorp. Inc.(a)(b)	414,776	1,742,059
Richmond Mutual BanCorp. Inc.(a)	121,346	1,697,631
S&T Bancorp. Inc.	313,020	11,434,621
Sandy Spring Bancorp. Inc.	338,751	11,419,296
SB One Bancorp.	80,349	1,812,673
Seacoast Banking Corp. of Florida(a)(b)	402,450	10,186,010
Select Bancorp. Inc.(a)(b)	155,670	1,805,772
ServisFirst Bancshares Inc.	85,902	2,847,651
Shore Bancshares Inc.	120,044	1,849,878
Sierra Bancorp.	135,551	3,600,235
Simmons First National Corp., Class A	858,169	21,368,408
SmartFinancial Inc.(a)	123,351	2,569,401
South Plains Financial Inc.(b)	32,394	528,022

57

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
South State Corp.	326,612	$24,593,884
Southern First Bancshares Inc.(a)(b)	67,358	2,684,216
Southern National Bancorp. of Virginia Inc.	187,234	2,881,531
Southside Bancshares Inc.	307,339	10,483,333
Spirit of Texas Bancshares Inc.(a)(b)	129,294	2,786,286
Stock Yards Bancorp. Inc.	156,486	5,741,471
Summit Financial Group Inc.	105,089	2,690,278
Tompkins Financial Corp.	140,602	11,407,040
TowneBank/Portsmouth VA	643,882	17,903,139
TriCo Bancshares	260,031	9,439,125
TriState Capital Holdings Inc.(a)(b)	173,404	3,648,420
Triumph Bancorp. Inc.(a)(b)	122,584	3,909,204
Trustmark Corp.	615,731	21,002,584
UMB Financial Corp.	427,178	27,587,155
Union Bankshares Inc./Morrisville VT	28,404	896,430
United Bankshares Inc./WV	936,755	35,474,912
United Community Banks Inc./GA	642,679	18,219,950
United Security Bancshares/Fresno CA	127,868	1,345,171
Unity Bancorp. Inc.	68,878	1,525,648
Univest Financial Corp.	277,444	7,077,596
Valley National Bancorp.	3,112,263	33,830,299
Veritex Holdings Inc.	352,971	8,564,841
Washington Trust Bancorp. Inc.	145,514	7,029,781
WesBanco Inc.	510,217	19,066,809
West Bancorp. Inc.	120,492	2,619,496
Westamerica Bancorp.	200,316	12,455,649

		1,687,082,237

Beverages — 0.0%
Craft Brew Alliance Inc.(a)(b)	101,217	828,967

Biotechnology — 1.9%
Abeona Therapeutics Inc.(a)(b)	305,698	690,877
Acceleron Pharma Inc.(a)(b)	76,765	3,032,985
Achillion Pharmaceuticals Inc.(a)	1,314,840	4,733,424
Acorda Therapeutics Inc.(a)(b)	427,527	1,227,002
Adamas Pharmaceuticals Inc.(a)	214,414	1,096,728
ADMA Biologics Inc.(a)	43,873	195,235
Aduro Biotech Inc.(a)(b)	63,455	67,262
Aeglea BioTherapeutics Inc.(a)(b)	214,195	1,647,160
Affimed NV(a)(b)	97,246	285,903
Akebia Therapeutics Inc.(a)	1,142,440	4,478,365
Akero Therapeutics Inc.(a)	9,949	226,340
Aldeyra Therapeutics Inc.(a)(b)	61,017	321,560
AMAG Pharmaceuticals Inc.(a)(b)	327,675	3,784,646
AnaptysBio Inc.(a)(b)	37,181	1,300,963
Anika Therapeutics Inc.(a)(b)	130,211	7,147,282
Arcus Biosciences Inc.(a)(b)	308,573	2,808,014
Ardelyx Inc.(a)(b)	459,571	2,159,984
Arena Pharmaceuticals Inc.(a)(b)	96,389	4,411,725
ArQule Inc.(a)(b)	104,435	748,799
Assembly Biosciences Inc.(a)(b)	193,104	1,898,212
Atreca Inc., Class A(a)	13,041	159,622
Avid Bioservices Inc.(a)(b)	38,849	205,900
Axcella Health Inc.(a)	10,671	60,398
Beyondspring Inc.(a)	5,058	91,550
BioCryst Pharmaceuticals Inc.(a)(b)	158,929	455,332
Bridgebio Pharma Inc.(a)(b)	46,084	989,423
Calithera Biosciences Inc.(a)(b)	392,439	1,212,636
CareDx Inc.(a)(b)	23,859	539,452
CASI Pharmaceuticals Inc.(a)(b)	56,474	188,623

Security	Shares	Value

Biotechnology (continued)
Castle Biosciences Inc.(a)	5,888	$106,514
Cellular Biomedicine Group Inc.(a)(b)	33,680	500,485
CEL-SCI Corp.(a)(b)	26,286	234,997
Chimerix Inc.(a)(b)	455,250	1,069,837
Coherus Biosciences Inc.(a)(b)	349,500	7,080,870
Concert Pharmaceuticals Inc.(a)(b)	204,599	1,203,042
Constellation Pharmaceuticals Inc.(a)(b)	17,739	114,594
Cortexyme Inc.(a)(b)	2,769	69,031
Cyclerion Therapeutics Inc.(a)(b)	11,193	135,659
Cytokinetics Inc.(a)(b)	46,626	530,604
Dynavax Technologies Corp.(a)(b)	95,081	339,915
Enochian Biosciences Inc.(a)(b)	24,024	132,132
Epizyme Inc.(a)(b)	198,400	2,046,496
Evelo Biosciences Inc.(a)(b)	105,116	641,208
FibroGen Inc.(a)(b)	75,169	2,779,750
Five Prime Therapeutics Inc.(a)(b)	321,000	1,243,875
G1 Therapeutics Inc.(a)(b)	131,064	2,985,638
Geron Corp.(a)(b)	1,642,707	2,184,800
Gossamer Bio Inc.(a)(b)	190,956	3,206,151
Gritstone Oncology Inc.(a)	184,166	1,590,273
Harpoon Therapeutics Inc.(a)(b)	38,125	520,787
Hookipa Pharma Inc.(a)(b)	14,692	110,190
ImmunoGen Inc.(a)(b)	618,416	1,496,567
Immunomedics Inc.(a)(b)	159,361	2,113,127
Intellia Therapeutics Inc.(a)(b)	107,614	1,436,647
Intrexon Corp.(a)(b)	507,000	2,900,040
Jounce Therapeutics Inc.(a)(b)	153,661	511,691
Karuna Therapeutics Inc.(a)(b)	9,741	158,973
Kezar Life Sciences Inc.(a)(b)	139,756	458,400
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	7,934	67,518
Ligand Pharmaceuticals Inc.(a)(b)	149,281	14,859,431
Lineage Cell Therapeutics Inc.(a)(b)	1,027,047	1,006,506
MacroGenics Inc.(a)	247,918	3,163,434
Medicines Co. (The)(a)(b)	485,163	24,258,150
Mersana Therapeutics Inc.(a)(b)	341,096	538,932
Minerva Neurosciences Inc.(a)(b)	49,733	385,431
Molecular Templates Inc.(a)(b)	58,698	386,820
Morphic Holding Inc.(a)(b)	8,545	154,750
Myriad Genetics Inc.(a)(b)	593,904	17,003,471
Neon Therapeutics Inc.(a)(b)	134,250	230,910
NextCure Inc.(a)	3,540	109,209
Novavax Inc.(a)(b)	145,697	731,399
OPKO Health Inc.(a)(b)	3,422,925	7,153,913
PDL BioPharma Inc.(a)(b)	1,130,467	2,441,809
PolarityTE Inc.(a)(b)	133,283	430,504
Prevail Therapeutics Inc.(a)	8,787	107,904
Principia Biopharma Inc.(a)	9,447	266,783
Protagonist Therapeutics Inc.(a)(b)	60,906	731,481
Prothena Corp. PLC(a)(b)	381,807	2,993,367
Rigel Pharmaceuticals Inc.(a)(b)	171,778	321,225
Sangamo Therapeutics Inc.(a)(b)	328,159	2,969,839
Solid Biosciences Inc.(a)(b)	158,247	1,636,274
Spectrum Pharmaceuticals Inc.(a)(b)	93,169	772,837
Spero Therapeutics Inc.(a)(b)	92,480	980,288
Stoke Therapeutics Inc.(a)	22,392	481,204
Sutro Biopharma Inc.(a)(b)	83,806	761,797
Synlogic Inc.(a)(b)	149,032	341,283
Synthorx Inc.(a)(b)	12,901	209,899
TCR2 Therapeutics Inc.(a)(b)	103,169	1,550,630
TG Therapeutics Inc.(a)(b)	78,364	440,014

58

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Turning Point Therapeutics Inc.(a)(b)	5,317	$199,919
UNITY Biotechnology Inc.(a)(b)	74,512	454,523
VBI Vaccines Inc.(a)(b)	106,796	50,322
Viking Therapeutics Inc.(a)(b)	555,300	3,820,464

		176,079,935

Building Products — 0.6%
Apogee Enterprises Inc.	39,011	1,521,039
Armstrong Flooring Inc.(a)(b)	169,526	1,083,271
Builders FirstSource Inc.(a)	75,819	1,559,976
Caesarstone Ltd.	219,713	3,649,433
Continental Building Products Inc.(a)(b)	175,962	4,802,003
Cornerstone Building Brands Inc.(a)(b)	436,707	2,642,077
Gibraltar Industries Inc.(a)	310,409	14,260,189
Griffon Corp.	352,237	7,386,410
Insteel Industries Inc.	175,209	3,597,041
JELD-WEN Holding Inc.(a)(b)	72,111	1,391,021
Masonite International Corp.(a)(b)	13,057	757,306
Patrick Industries Inc.(a)	72,943	3,127,796
PGT Innovations Inc.(a)(b)	280,223	4,839,451
Quanex Building Products Corp.	318,446	5,757,504
Universal Forest Products Inc.	66,174	2,639,019

		59,013,536

Capital Markets — 1.3%
Artisan Partners Asset Management Inc., Class A	226,944	6,408,899
Assetmark Financial Holdings Inc.(a)(b)	74,410	1,938,381
Associated Capital Group Inc., Class A	17,583	625,779
B. Riley Financial Inc.	194,092	4,584,453
Blucora Inc.(a)	130,960	2,833,974
BrightSphere Investment Group PLC(a)	673,210	6,671,511
Cowen Inc., Class A(a)(b)	155,160	2,387,912
Diamond Hill Investment Group Inc.	4,639	640,785
Donnelley Financial Solutions Inc.(a)(b)	307,303	3,785,973
GAIN Capital Holdings Inc.	181,144	956,440
GAMCO Investors Inc., Class A	4,538	88,718
INTL. FCStone Inc.(a)	153,758	6,313,304
Ladenburg Thalmann Financial Services Inc.	114,617	271,642
Moelis & Co., Class A	87,742	2,882,325
Oppenheimer Holdings Inc., Class A, NVS	92,973	2,794,768
Piper Jaffray Companies	133,615	10,085,260
PJT Partners Inc., Class A(b)	90,733	3,692,833
Sculptor Capital Management Inc.(b)	81,959	1,596,561
Stifel Financial Corp.	649,898	37,291,147
Value Line Inc.	1,488	33,852
Virtus Investment Partners Inc.	56,101	6,203,088
Waddell & Reed Financial Inc., Class A	697,771	11,987,706
Westwood Holdings Group Inc.	78,538	2,173,146
WisdomTree Investments Inc.	803,416	4,197,849

		120,446,306

Chemicals — 1.6%
Advanced Emissions Solutions Inc.	20,808	308,791
AdvanSix Inc.(a)	271,787	6,990,362
American Vanguard Corp.	269,625	4,233,112
Amyris Inc.(a)(b)	315,435	1,501,471
Ferro Corp.(a)(b)	144,194	1,710,141
Flotek Industries Inc.(a)(b)	510,598	1,123,316
FutureFuel Corp.	245,228	2,928,022
Hawkins Inc.	93,334	3,966,695
HB Fuller Co.	126,646	5,896,638
Innophos Holdings Inc.	189,692	6,157,402

Security	Shares	Value

Chemicals (continued)
Innospec Inc.	33,212	$2,960,518
Intrepid Potash Inc.(a)(b)	905,433	2,960,766
Koppers Holdings Inc.(a)(b)	52,426	1,531,363
Kraton Corp.(a)(b)	217,599	7,026,272
Kronos Worldwide Inc.	225,064	2,784,042
Livent Corp.(a)(b)	1,404,217	9,394,212
LSB Industries Inc.(a)	226,166	1,171,540
Marrone Bio Innovations Inc.(a)(b)	68,497	96,581
Minerals Technologies Inc.	340,304	18,066,739
Orion Engineered Carbons SA	190,877	3,189,555
PolyOne Corp.	41,414	1,352,167
PQ Group Holdings Inc.(a)(b)	365,677	5,828,891
Rayonier Advanced Materials Inc.	462,385	2,002,127
Sensient Technologies Corp.	192,349	13,204,759
Stepan Co.	176,269	17,108,669
Trecora Resources(a)(b)	202,728	1,828,606
Tredegar Corp.	253,722	4,952,653
Trinseo SA	386,539	16,601,850
Tronox Holdings PLC, Class A(a)	472,707	3,923,468
Valhi Inc.	289,257	549,588

		151,350,316

Commercial Services & Supplies — 1.8%
ABM Industries Inc.	642,266	23,327,101
ACCO Brands Corp.	935,174	9,230,167
Advanced Disposal Services Inc.(a)(b)	44,465	1,448,225
Brady Corp., Class A, NVS	83,569	4,433,335
BrightView Holdings Inc.(a)(b)	301,438	5,169,662
CECO Environmental Corp.(a)(b)	272,875	1,906,032
Charah Solutions Inc.(a)(b)	90,252	191,334
CompX International Inc.	17,278	247,594
Deluxe Corp.	390,581	19,200,962
Ennis Inc.	246,786	4,987,545
Heritage-Crystal Clean Inc.(a)(b)	41,534	1,100,651
HNI Corp.	89,273	3,169,192
Interface Inc.	56,397	814,373
Kimball International Inc., Class B, NVS	52,302	1,009,429
Knoll Inc.	30,168	764,759
LSC Communications Inc.	311,057	429,259
Matthews International Corp., Class A	299,151	10,586,954
McGrath RentCorp.	74,757	5,202,340
Mobile Mini Inc.	290,779	10,718,114
NL Industries Inc.(a)(b)	87,444	328,789
NRC Group Holdings Corp.(a)(b)	8,218	102,232
PICO Holdings Inc.(a)	165,469	1,669,582
Pitney Bowes Inc.	782,326	3,575,230
Quad/Graphics Inc.	316,641	3,327,897
RR Donnelley & Sons Co.	697,938	2,631,226
SP Plus Corp.(a)(b)	221,695	8,202,715
Steelcase Inc., Class A	637,497	11,729,945
Team Inc.(a)(b)	288,209	5,202,172
UniFirst Corp./MA	145,903	28,468,593
VSE Corp.	77,278	2,634,407

		171,809,816

Communications Equipment — 1.2%
ADTRAN Inc.	461,093	5,231,100
Applied Optoelectronics Inc.(a)(b)	188,914	2,119,615
CalAmp Corp.(a)(b)	310,418	3,576,015
Calix Inc.(a)(b)	210,305	1,343,849
Cambium Networks Corp.(a)(b)	7,057	68,453

59

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Casa Systems Inc.(a)(b)	40,830	$320,720
Comtech Telecommunications Corp.	226,694	7,367,555
DASAN Zhone Solutions Inc.(a)(b)	3,624	33,196
Digi International Inc.(a)(b)	263,662	3,591,076
Harmonic Inc.(a)(b)	831,676	5,472,428
Infinera Corp.(a)(b)	1,690,551	9,213,503
Inseego Corp.(a)(b)	423,240	2,031,552
KVH Industries Inc.(a)(b)	145,417	1,548,691
Lumentum Holdings Inc.(a)(b)	733,209	39,270,674
NETGEAR Inc.(a)(b)	297,918	9,598,918
NetScout Systems Inc.(a)(b)	702,985	16,210,834
Ribbon Communications Inc.(a)	566,767	3,309,919
TESSCO Technologies Inc.	58,753	844,281

		111,152,379

Construction & Engineering — 0.8%
Aegion Corp.(a)(b)	293,902	6,283,625
Ameresco Inc., Class A(a)(b)	214,664	3,449,650
Arcosa Inc.	469,783	16,071,276
Argan Inc.	23,891	938,677
Concrete Pumping Holdings Inc.(a)	116,637	463,049
Construction Partners Inc., Class A(a)(b)	80,845	1,259,565
Dycom Industries Inc.(a)(b)	61,008	3,114,458
EMCOR Group Inc.	135,318	11,653,586
Granite Construction Inc.	385,681	12,391,931
Great Lakes Dredge & Dock Corp.(a)(b)	69,623	727,560
IES Holdings Inc.(a)(b)	41,862	861,939
Northwest Pipe Co.(a)(b)	90,910	2,559,117
Primoris Services Corp.	140,055	2,746,479
Sterling Construction Co. Inc.(a)(b)	193,688	2,546,997
Tutor Perini Corp.(a)(b)	386,032	5,531,839
WillScot Corp.(a)(b)	166,361	2,591,904

		73,191,652

Construction Materials — 0.2%
Summit Materials Inc., Class A(a)(b)	883,871	19,621,936
U.S. Lime & Minerals Inc.	18,139	1,387,634

		21,009,570

Consumer Finance — 0.6%
Elevate Credit Inc.(a)(b)	63,875	268,914
Encore Capital Group Inc.(a)(b)	299,294	9,973,972
Enova International Inc.(a)(b)	111,516	2,313,957
EZCORP Inc., Class A, NVS(a)(b)	496,099	3,202,319
Green Dot Corp., Class A(a)	80,672	2,036,968
LendingClub Corp.(a)(b)	639,882	8,369,657
Medallion Financial Corp.(a)(b)	195,943	1,254,035
Nelnet Inc., Class A	173,616	11,041,978
PRA Group Inc.(a)(b)	435,395	14,711,997
Regional Management Corp.(a)(b)	44,208	1,244,897
World Acceptance Corp.(a)(b)	25,815	3,291,671

		57,710,365

Containers & Packaging — 0.2%
Greif Inc., Class A, NVS	251,308	9,522,060
Greif Inc., Class B	57,256	2,608,583
UFP Technologies Inc.(a)	57,566	2,222,048

		14,352,691

Distributors — 0.0%
Weyco Group Inc.	58,352	1,319,339

Diversified Consumer Services — 1.0%
Adtalem Global Education Inc.(a)	545,040	20,760,574

Security	Shares	Value

Diversified Consumer Services (continued)
American Public Education Inc.(a)	153,332	$3,425,437
Carriage Services Inc.	159,450	3,259,158
Collectors Universe Inc.	8,211	233,849
Houghton Mifflin Harcourt Co.(a)(b)	1,007,760	5,371,361
K12 Inc.(a)(b)	345,221	9,113,834
Laureate Education Inc., Class A(a)(b)	1,013,008	16,790,608
OneSpaWorld Holdings Ltd.(a)(b)	443,308	6,884,573
Regis Corp.(a)(b)	259,665	5,250,426
Select Interior Concepts Inc., Class A(a)(b)	144,285	1,871,376
WW International Inc.(a)(b)	449,829	17,012,533

		89,973,729

Diversified Financial Services — 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	297,540	5,932,948
Cannae Holdings Inc.(a)	649,940	17,853,852
FGL Holdings(b)	1,413,940	11,283,241
GWG Holdings Inc.(a)(b)	13,409	133,822
Marlin Business Services Corp.	57,612	1,451,246
On Deck Capital Inc.(a)(b)	631,409	2,121,534

		38,776,643

Diversified Telecommunication Services — 0.6%
ATN International Inc.	106,778	6,232,632
Bandwidth Inc., Class A(a)	25,026	1,629,443
Cincinnati Bell Inc.(a)(b)	436,530	2,213,207
Consolidated Communications Holdings Inc.	669,491	3,186,777
Frontier Communications Corp.(a)(b)	986,293	855,116
IDT Corp., Class B(a)	41,076	432,530
Intelsat SA(a)	641,142	14,618,038
Iridium Communications Inc.(a)	947,589	20,164,694
ORBCOMM Inc.(a)(b)	137,072	652,463
Pareteum Corp.(a)(b)	537,266	693,073
Vonage Holdings Corp.(a)	703,586	7,950,522

		58,628,495

Electric Utilities — 2.0%
ALLETE Inc.	497,943	43,525,198
El Paso Electric Co.	324,433	21,762,966
Genie Energy Ltd., Class B	82,117	612,593
MGE Energy Inc.	214,031	17,094,656
Otter Tail Corp.	213,708	11,486,805
PNM Resources Inc.	761,643	39,666,367
Portland General Electric Co.	862,108	48,597,028

		182,745,613

Electrical Equipment — 0.4%
American Superconductor Corp.(a)(b)	145,445	1,140,289
AZZ Inc.	175,247	7,633,759
Bloom Energy Corp., Class A(a)(b)	532,154	1,729,501
Encore Wire Corp.	197,466	11,113,386
EnerSys	143,588	9,468,193
Powell Industries Inc.	87,501	3,425,664
Preformed Line Products Co.	29,738	1,623,397
Thermon Group Holdings Inc.(a)(b)	225,359	5,178,750

		41,312,939

Electronic Equipment, Instruments & Components — 2.9%
Anixter International Inc.(a)(b)	294,226	20,336,901
Arlo Technologies Inc.(a)	702,076	2,394,079
AVX Corp.	458,412	6,967,862
Bel Fuse Inc., Class B, NVS	93,721	1,408,627
Belden Inc.(b)	373,569	19,926,170
Benchmark Electronics Inc.	365,138	10,610,910

60

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CTS Corp.	313,280	$10,137,741
Daktronics Inc.	360,267	2,660,572
ePlus Inc.(a)	16,137	1,227,864
Fabrinet(a)	28,039	1,466,440
FARO Technologies Inc.(a)(b)	9,907	479,003
Fitbit Inc., Class A(a)(b)	1,683,438	6,413,899
II-VI Inc.(a)(b)	303,924	10,701,169
Insight Enterprises Inc.(a)(b)	216,691	12,067,522
KEMET Corp.(b)	545,303	9,913,609
Kimball Electronics Inc.(a)(b)	218,386	3,168,781
Knowles Corp.(a)(b)	779,806	15,861,254
Methode Electronics Inc.	350,323	11,784,866
MTS Systems Corp.	115,494	6,381,043
PC Connection Inc.	109,286	4,251,225
Plexus Corp.(a)(b)	242,118	15,134,796
Sanmina Corp.(a)	505,118	16,219,339
ScanSource Inc.(a)(b)	249,072	7,609,150
Tech Data Corp.(a)(b)	348,678	36,346,195
TTM Technologies Inc.(a)(b)	955,266	11,649,469
Vishay Intertechnology Inc.	1,277,608	21,629,903
Vishay Precision Group Inc.(a)	24,951	816,896

		267,565,285

Energy Equipment & Services — 1.8%
Archrock Inc.	1,231,399	12,277,048
C&J Energy Services Inc.(a)	633,882	6,801,554
Covia Holdings Corp.(a)(b)	395,045	797,991
Diamond Offshore Drilling Inc.(a)(b)	614,354	3,415,808
Dril-Quip Inc.(a)(b)	346,717	17,398,259
Era Group Inc.(a)(b)	193,807	2,046,602
Exterran Corp.(a)(b)	290,967	3,800,029
Forum Energy Technologies Inc.(a)(b)	785,919	1,218,175
Frank’s International NV(a)(b)	1,010,328	4,799,058
FTS International Inc.(a)(b)	166,562	373,099
Geospace Technologies Corp.(a)(b)	125,650	1,931,241
Helix Energy Solutions Group Inc.(a)(b)	1,367,037	11,018,318
Independence Contract Drilling Inc.(a)(b)	455,743	546,892
Keane Group Inc.(a)(b)	504,106	3,054,882
KLX Energy Services Holdings Inc.(a)(b)	197,678	1,708,926
Liberty Oilfield Services Inc., Class A	360,324	3,902,309
Mammoth Energy Services Inc.	123,394	306,017
Matrix Service Co.(a)	258,335	4,427,862
McDermott International Inc.(a)(b)	1,732,271	3,499,187
Nabors Industries Ltd.	3,383,889	6,327,872
National Energy Services Reunited Corp.(a)(b)	239,187	1,597,769
Natural Gas Services Group Inc.(a)(b)	119,432	1,529,924
NCS Multistage Holdings Inc.(a)(b)	126,766	253,532
Newpark Resources Inc.(a)(b)	864,332	6,586,210
Nine Energy Service Inc.(a)(b)	150,931	931,244
Noble Corp. PLC(a)(b)	2,350,258	2,984,828
Oceaneering International Inc.(a)(b)	945,863	12,816,444
Oil States International Inc.(a)(b)	575,451	7,653,498
Pacific Drilling SA(a)(b)	283,530	1,108,602
Parker Drilling Co.(a)	88,545	1,675,271
ProPetro Holding Corp.(a)	333,051	3,027,434
RigNet Inc.(a)(b)	15,129	117,250
RPC Inc.	551,601	3,094,482
SEACOR Holdings Inc.(a)	168,157	7,915,150
SEACOR Marine Holdings Inc.(a)(b)	182,997	2,300,272
Seadrill Ltd.(a)(b)	556,703	1,169,076
Select Energy Services Inc., Class A(a)	572,147	4,954,793

Security	Shares	Value

Energy Equipment & Services (continued)
Smart Sand Inc.(a)(b)	239,401	$677,505
TETRA Technologies Inc.(a)(b)	1,150,926	2,313,361
Tidewater Inc.(a)(b)	365,847	5,527,948
U.S. Silica Holdings Inc.	694,342	6,637,910
U.S. Well Services Inc.(a)(b)	40,036	87,679

		164,611,311

Entertainment — 0.2%
AMC Entertainment Holdings Inc., Class A	498,671	5,335,780
Eros International PLC(a)(b)	645,068	1,232,080
Gaia Inc.(a)(b)	99,756	651,905
Marcus Corp. (The)	215,419	7,972,657
Reading International Inc., Class A, NVS(a)(b)	161,221	1,928,203
Rosetta Stone Inc.(a)(b)	168,700	2,935,380

		20,056,005

Equity Real Estate Investment Trusts (REITs) — 11.0%
Acadia Realty Trust	797,354	22,788,377
Agree Realty Corp.	393,391	28,776,552
Alexander & Baldwin Inc.	661,490	16,213,120
American Finance Trust Inc.	957,633	13,368,557
Armada Hoffler Properties Inc.	352,302	6,373,143
Ashford Hospitality Trust Inc.	855,072	2,830,288
Braemar Hotels & Resorts Inc.	285,274	2,678,723
BRT Apartments Corp.	97,488	1,421,375
CareTrust REIT Inc.	231,156	5,433,322
CatchMark Timber Trust Inc., Class A	465,677	4,968,774
CBL & Associates Properties Inc.	1,610,176	2,077,127
Cedar Realty Trust Inc.	814,460	2,443,380
Chatham Lodging Trust	446,792	8,109,275
CIM Commercial Trust Corp.	12,492	193,626
City Office REIT Inc.	374,738	5,392,480
Community Healthcare Trust Inc.	70,558	3,143,359
CoreCivic Inc.	1,145,597	19,795,916
CorEnergy Infrastructure Trust Inc.(b)	124,521	5,879,882
CorePoint Lodging Inc.	382,328	3,865,336
DiamondRock Hospitality Co.	1,943,932	19,925,303
Easterly Government Properties Inc.	584,679	12,453,663
Essential Properties Realty Trust Inc.	649,493	14,879,885
Farmland Partners Inc.(b)	275,212	1,838,416
First Industrial Realty Trust Inc.	959,771	37,968,541
Franklin Street Properties Corp.	998,199	8,444,764
Front Yard Residential Corp.	478,104	5,526,882
Getty Realty Corp.	323,323	10,365,735
Gladstone Commercial Corp.	204,844	4,813,834
Gladstone Land Corp.	176,720	2,102,084
Global Medical REIT Inc.	303,073	3,455,032
Global Net Lease Inc.	811,033	15,815,143
Hannon Armstrong Sustainable Infrastructure Capital Inc.	561,563	16,369,561
Healthcare Realty Trust Inc.	1,224,981	41,036,863
Hersha Hospitality Trust	331,390	4,931,083
Independence Realty Trust Inc.	867,159	12,409,045
Industrial Logistics Properties Trust	626,358	13,310,108
Investors Real Estate Trust	112,915	8,431,363
iStar Inc.	163,428	2,132,735
Jernigan Capital Inc.	208,539	4,014,376
Kite Realty Group Trust	802,325	12,957,549
Lexington Realty Trust	2,206,265	22,614,216
LTC Properties Inc.	194,220	9,947,948
Mack-Cali Realty Corp.	835,219	18,090,844

61

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Monmouth Real Estate Investment Corp.	746,761	$10,760,826
National Health Investors Inc.	226,386	18,651,943
New Senior Investment Group Inc.	439,619	2,936,655
Office Properties Income Trust	456,372	13,983,238
One Liberty Properties Inc.	146,211	4,025,189
Pebblebrook Hotel Trust	1,246,818	34,686,477
Pennsylvania REIT(b)	342,949	1,961,668
Physicians Realty Trust	1,781,004	31,612,821
Piedmont Office Realty Trust Inc., Class A	1,206,666	25,195,186
PotlatchDeltic Corp.	633,154	26,013,132
Preferred Apartment Communities Inc., Class A	433,471	6,263,656
Retail Opportunity Investments Corp.	1,081,165	19,709,638
Retail Value Inc.	141,702	5,248,642
Rexford Industrial Realty Inc.	1,049,640	46,205,153
RLJ Lodging Trust	1,656,168	28,138,294
RPT Realty	756,686	10,253,095
Sabra Health Care REIT Inc.	1,808,657	41,526,765
Safehold Inc.	96,318	2,937,699
Saul Centers Inc.	8,991	490,099
Senior Housing Properties Trust	2,275,293	21,057,837
Seritage Growth Properties, Class A(b)	290,876	12,359,321
STAG Industrial Inc.	1,225,433	36,125,765
Summit Hotel Properties Inc.	993,221	11,521,364
Sunstone Hotel Investors Inc.	2,158,872	29,662,901
Terreno Realty Corp.	555,600	28,385,604
UMH Properties Inc.	50,126	705,774
Universal Health Realty Income Trust	10,491	1,078,475
Urban Edge Properties	1,103,760	21,843,410
Urstadt Biddle Properties Inc., Class A	285,288	6,761,326
Washington Prime Group Inc.	1,776,691	7,355,501
Washington REIT	772,632	21,139,212
Whitestone REIT	375,271	5,163,729
Xenia Hotels & Resorts Inc.	1,092,686	23,077,528

		1,016,425,508

Food & Staples Retailing — 0.7%
Andersons Inc. (The)	301,280	6,757,710
BJ’s Wholesale Club Holdings Inc.(a)(b)	702,294	18,168,346
Ingles Markets Inc., Class A	137,290	5,335,089
Natural Grocers by Vitamin Cottage Inc.(a)(b)	94,527	944,325
PriceSmart Inc.(b)	198,389	14,105,458
Rite Aid Corp.(a)(b)	526,317	3,657,903
SpartanNash Co.	344,936	4,080,593
United Natural Foods Inc.(a)(b)	504,978	5,817,347
Village Super Market Inc., Class A	78,337	2,072,014
Weis Markets Inc.	93,044	3,548,698

		64,487,483

Food Products — 1.3%
Alico Inc.	39,334	1,338,143
B&G Foods Inc.(b)	563,745	10,660,418
Cal-Maine Foods Inc.(b)	304,296	12,158,147
Darling Ingredients Inc.(a)	1,579,074	30,207,686
Dean Foods Co.(b)	776,278	900,482
Farmer Bros. Co.(a)(b)	100,560	1,302,252
Fresh Del Monte Produce Inc.(b)	299,493	10,215,706
Hostess Brands Inc.(a)(b)	1,148,400	16,060,374
Lancaster Colony Corp.	49,502	6,863,452
Landec Corp.(a)(b)	232,099	2,522,916
Limoneira Co.	108,327	1,988,884
Sanderson Farms Inc.	30,218	4,572,890

Security	Shares	Value

Food Products (continued)
Seneca Foods Corp., Class A(a)	65,532	$2,043,288
Simply Good Foods Co. (The)(a)	677,702	19,646,581
Tootsie Roll Industries Inc.(b)	19,096	709,225

		121,190,444

Gas Utilities — 2.3%
New Jersey Resources Corp.	792,900	35,854,938
Northwest Natural Holding Co.	249,291	17,784,420
ONE Gas Inc.	501,711	48,219,444
RGC Resources Inc.	72,519	2,120,455
South Jersey Industries Inc.	762,725	25,101,280
Southwest Gas Holdings Inc.	463,249	42,174,189
Spire Inc.	477,574	41,663,556

		212,918,282

Health Care Equipment & Supplies — 0.7%
Alphatec Holdings Inc.(a)(b)	27,245	136,770
AngioDynamics Inc.(a)(b)	352,288	6,489,145
Apyx Medical Corp.(a)(b)	275,421	1,864,600
Avanos Medical Inc.(a)(b)	455,064	17,046,697
Cerus Corp.(a)(b)	150,083	773,678
ElectroCore Inc.(a)(b)	123,230	269,874
Integer Holdings Corp.(a)(b)	84,036	6,349,760
Invacare Corp.	319,402	2,395,515
LeMaitre Vascular Inc.	24,771	846,673
LivaNova PLC(a)(b)	97,704	7,209,578
Meridian Bioscience Inc.	374,540	3,554,385
OraSure Technologies Inc.(a)	595,342	4,447,205
Orthofix Medical Inc.(a)(b)	42,596	2,258,440
Rockwell Medical Inc.(a)(b)	41,659	114,979
RTI Surgical Holdings Inc.(a)(b)	539,431	1,537,378
SeaSpine Holdings Corp.(a)(b)	157,334	1,921,048
Sientra Inc.(a)	47,194	305,817
TransEnterix Inc.(a)(b)	534,820	331,481
TransMedics Group Inc.(a)(b)	8,975	213,156
Utah Medical Products Inc.	5,490	526,162
Varex Imaging Corp.(a)	209,079	5,967,115

		64,559,456

Health Care Providers & Services — 0.9%
American Renal Associates Holdings Inc.(a)(b)	101,044	638,598
Avalon GloboCare Corp.(a)(b)	40,323	75,404
Brookdale Senior Living Inc.(a)(b)	1,772,905	13,438,620
Community Health Systems Inc.(a)(b)	817,892	2,944,411
Cross Country Healthcare Inc.(a)(b)	300,151	3,091,555
Diplomat Pharmacy Inc.(a)(b)	563,921	2,763,213
Enzo Biochem Inc.(a)(b)	419,095	1,508,742
Hanger Inc.(a)(b)	294,574	6,003,418
Magellan Health Inc.(a)	87,057	5,406,240
National HealthCare Corp.	117,634	9,628,343
Option Care Health Inc.(a)	1,065,048	3,408,153
Owens & Minor Inc.(b)	585,438	3,401,395
Patterson Companies Inc.	807,505	14,389,739
Surgery Partners Inc.(a)(b)	207,228	1,530,379
Tenet Healthcare Corp.(a)(b)	67,632	1,496,020
Tivity Health Inc.(a)(b)	456,770	7,596,085
Triple-S Management Corp., Class B(a)	221,350	2,966,090

		80,286,405

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)(b)	1,594,273	17,505,117
Computer Programs & Systems Inc.	124,879	2,823,514
Evolent Health Inc., Class A(a)(b)	549,961	3,954,220

62

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Health Catalyst Inc.(a)	10,991	$347,755
HealthStream Inc.(a)	156,695	4,056,834
Livongo Health Inc.(a)(b)	24,404	425,606
Phreesia Inc.(a)(b)	13,847	335,651

		29,448,697

Hotels, Restaurants & Leisure — 1.4%
BBX Capital Corp.	603,621	2,818,910
Biglari Holdings Inc., Class B, NVS(a)(b)	1,697	184,973
Bluegreen Vacations Corp.	64,726	603,246
Boyd Gaming Corp.	69,230	1,658,059
Brinker International Inc.	88,909	3,793,747
Carrols Restaurant Group Inc.(a)(b)	329,701	2,733,221
Century Casinos Inc.(a)(b)	258,860	2,000,988
Chuy’s Holdings Inc.(a)(b)	123,990	3,069,992
Del Taco Restaurants Inc.(a)(b)	283,065	2,894,340
Denny’s Corp.(a)(b)	143,268	3,261,496
Dine Brands Global Inc.	64,360	4,882,350
Drive Shack Inc.(a)(b)	69,883	301,196
El Pollo Loco Holdings Inc.(a)(b)	205,878	2,256,423
Empire Resorts Inc.(a)(b)	20,286	195,354
Fiesta Restaurant Group Inc.(a)(b)	231,132	2,408,395
Golden Entertainment Inc.(a)	82,820	1,100,678
Habit Restaurants Inc. (The), Class A(a)(b)	142,820	1,248,247
Inspired Entertainment Inc.(a)	10,991	79,025
International Speedway Corp., Class A	227,029	10,218,575
J Alexander’s Holdings Inc.(a)(b)	121,971	1,429,500
Jack in the Box Inc.	210,383	19,170,099
Kura Sushi USA Inc., Class A(a)(b)	14,729	288,983
Marriott Vacations Worldwide Corp.	337,254	34,942,887
Monarch Casino & Resort Inc.(a)(b)	22,806	950,782
Nathan’s Famous Inc.	16,581	1,191,345
Papa John’s International Inc.	23,333	1,221,483
Penn National Gaming Inc.(a)(b)	931,260	17,344,717
Potbelly Corp.(a)(b)	200,216	872,942
RCI Hospitality Holdings Inc.	90,281	1,867,011
Red Lion Hotels Corp.(a)(b)	225,297	1,459,925
Red Robin Gourmet Burgers Inc.(a)(b)	127,989	4,256,914
Wingstop Inc.(b)	21,569	1,882,542

		132,588,345

Household Durables — 1.8%
Bassett Furniture Industries Inc.	94,315	1,443,020
Beazer Homes USA Inc.(a)(b)	277,339	4,132,351
Century Communities Inc.(a)	147,571	4,520,100
Ethan Allen Interiors Inc.	234,479	4,478,549
Flexsteel Industries Inc.	70,988	1,052,042
GoPro Inc., Class A(a)(b)	93,000	482,205
Green Brick Partners Inc.(a)(b)	218,714	2,340,240
Hooker Furniture Corp.	103,753	2,224,464
KB Home	655,452	22,285,368
La-Z-Boy Inc.	251,445	8,446,038
Legacy Housing Corp.(a)(b)	31,820	515,484
Lifetime Brands Inc.	110,859	981,102
M/I Homes Inc.(a)	255,859	9,633,091
MDC Holdings Inc.	477,181	20,566,501
Meritage Homes Corp.(a)(b)	346,638	24,385,983
Purple Innovation Inc.(a)(b)	26,897	202,534
Taylor Morrison Home Corp., Class A(a)	871,397	22,604,038
TRI Pointe Group Inc.(a)(b)	1,358,389	20,430,171
Tupperware Brands Corp.	472,412	7,497,179

Security	Shares	Value

Household Durables (continued)
Universal Electronics Inc.(a)(b)	12,138	$617,824
William Lyon Homes, Class A(a)	301,889	6,146,460
ZAGG Inc.(a)(b)	265,400	1,664,058

		166,648,802

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	99,455	2,907,070
Central Garden & Pet Co., Class A, NVS(a)	404,754	11,221,804
Oil-Dri Corp. of America	49,249	1,677,421

		15,806,295

Independent Power and Renewable Electricity Producers — 0.7%
Atlantic Power Corp.(a)(b)	378,675	886,100
Clearway Energy Inc., Class A	336,524	5,835,326
Clearway Energy Inc., Class C	703,356	12,836,247
Ormat Technologies Inc.	244,521	18,165,465
Pattern Energy Group Inc., Class A	846,771	22,803,543
Sunnova Energy International Inc.(a)(b)	101,486	1,090,974
TerraForm Power Inc., Class A	200,365	3,651,652

		65,269,307

Insurance — 3.4%
Ambac Financial Group Inc.(a)(b)	439,772	8,597,543
American Equity Investment Life Holding Co.	810,642	19,617,536
AMERISAFE Inc.	173,201	11,450,318
Argo Group International Holdings Ltd.	315,072	22,130,657
Citizens Inc./TX(a)(b)	469,859	3,227,931
CNO Financial Group Inc.	1,505,864	23,837,827
Crawford & Co., Class A, NVS	21,675	235,824
Donegal Group Inc., Class A	98,141	1,438,747
Employers Holdings Inc.	285,554	12,444,443
Enstar Group Ltd.(a)(b)	91,985	17,469,791
FBL Financial Group Inc., Class A	93,442	5,560,733
FedNat Holding Co.	51,312	717,855
Genworth Financial Inc., Class A(a)(b)	4,884,863	21,493,397
Global Indemnity Ltd.	66,183	1,652,589
Greenlight Capital Re Ltd., Class A(a)(b)	286,549	3,008,764
Hallmark Financial Services Inc.(a)(b)	131,385	2,513,395
HCI Group Inc.	61,876	2,601,267
Heritage Insurance Holdings Inc.	233,982	3,498,031
Horace Mann Educators Corp.	374,818	17,365,318
Independence Holding Co.	48,867	1,885,778
Investors Title Co.	11,218	1,796,002
James River Group Holdings Ltd.	149,362	7,653,309
MBIA Inc.(a)(b)	705,211	6,509,098
National General Holdings Corp.	265,913	6,121,317
National Western Life Group Inc., Class A	21,788	5,847,246
NI Holdings Inc.(a)(b)	90,590	1,552,713
ProAssurance Corp.	478,536	19,270,645
ProSight Global Inc.(a)(b)	58,018	1,123,228
Protective Insurance Corp., Class B	89,193	1,556,418
Safety Insurance Group Inc.	142,045	14,393,420
Selective Insurance Group Inc.	308,867	23,223,710
State Auto Financial Corp.	154,224	4,995,315
Stewart Information Services Corp.	209,276	8,117,816
Third Point Reinsurance Ltd.(a)	720,933	7,202,121
Tiptree Inc.	236,189	1,719,456
United Fire Group Inc.	187,459	8,806,824
United Insurance Holdings Corp.	203,340	2,844,727
Universal Insurance Holdings Inc.	195,275	5,856,297
Watford Holdings Ltd.(a)(b)	196,222	5,288,183

		314,625,589

63

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.1%
Care.com Inc.(a)(b)	18,252	$190,733
Cars.com Inc.(a)(b)	554,511	4,979,509
DHI Group Inc.(a)(b)	485,709	1,869,980
Meet Group Inc. (The)(a)(b)	249,438	816,909
TrueCar Inc.(a)	139,674	474,892

		8,332,023

Internet & Direct Marketing Retail — 0.3%
Lands’ End Inc.(a)(b)	100,880	1,144,484
Leaf Group Ltd.(a)(b)	42,239	177,404
Liquidity Services Inc.(a)(b)	260,175	1,925,295
Overstock.com Inc.(a)(b)	219,366	2,323,086
PetMed Express Inc.	135,767	2,446,521
Quotient Technology Inc.(a)(b)	648,737	5,073,123
RealReal Inc. (The)(a)(b)	124,701	2,788,315
Rubicon Project Inc. (The)(a)(b)	159,275	1,387,285
Stamps.com Inc.(a)(b)	161,064	11,991,215
Stitch Fix Inc., Class A(a)(b)	44,629	859,108
Waitr Holdings Inc.(a)(b)	401,035	515,330

		30,631,166

IT Services — 1.6%
Cardtronics PLC, Class A(a)(b)	71,567	2,164,186
Conduent Inc.(a)(b)	1,655,669	10,298,261
Exela Technologies Inc.(a)(b)	110,062	129,873
Hackett Group Inc. (The)	23,236	382,465
Information Services Group Inc.(a)	327,519	813,885
KBR Inc.	1,361,529	33,411,922
Limelight Networks Inc.(a)(b)	667,758	2,023,307
LiveRamp Holdings Inc.(a)(b)	643,200	27,631,872
ManTech International Corp./VA, Class A	258,676	18,472,053
Perspecta Inc.	1,262,957	32,988,437
Presidio Inc.	369,014	6,236,337
StarTek Inc.(a)(b)	154,328	998,502
Sykes Enterprises Inc.(a)	370,735	11,359,320
Unisys Corp.(a)	161,778	1,202,010

		148,112,430

Leisure Products — 0.4%
Acushnet Holdings Corp.	342,109	9,031,678
American Outdoor Brands Corp.(a)(b)	523,762	3,064,008
Callaway Golf Co.(b)	900,357	17,475,929
Clarus Corp.	78,865	924,692
Escalade Inc.	101,628	1,106,729
Johnson Outdoors Inc., Class A	18,174	1,064,269
Sturm Ruger & Co. Inc.	14,493	605,228
Vista Outdoor Inc.(a)(b)	549,173	3,399,381

		36,671,914

Life Sciences Tools & Services — 0.5%
Cambrex Corp.(a)	184,377	10,970,432
Luminex Corp.	405,025	8,363,766
NanoString Technologies Inc.(a)(b)	31,492	679,912
Pacific Biosciences of California Inc.(a)(b)	121,632	627,621
Personalis Inc.(a)(b)	18,164	266,557
Syneos Health Inc.(a)(b)	555,382	29,551,876

		50,460,164

Machinery — 3.2%
Actuant Corp., Class A	274,741	6,027,818
Alamo Group Inc.	13,342	1,570,620
Altra Industrial Motion Corp.	617,280	17,095,570
Astec Industries Inc.	215,487	6,701,646
Barnes Group Inc.	399,691	20,600,074

Security	Shares	Value

Machinery (continued)
Blue Bird Corp.(a)(b)	71,590	$1,362,716
Briggs & Stratton Corp.	387,084	2,345,729
CIRCOR International Inc.(a)	186,094	6,987,830
Columbus McKinnon Corp./NY	87,941	3,203,691
Commercial Vehicle Group Inc.(a)(b)	288,478	2,079,926
Eastern Co. (The)	51,330	1,274,011
EnPro Industries Inc.	180,767	12,409,655
ESCO Technologies Inc.	14,756	1,173,987
Federal Signal Corp.	33,993	1,112,931
Franklin Electric Co. Inc.	25,229	1,206,198
Gencor Industries Inc.(a)(b)	79,903	927,674
Gorman-Rupp Co. (The)	136,320	4,742,573
Graham Corp.	86,254	1,713,004
Greenbrier Companies Inc. (The)	308,997	9,306,990
Hillenbrand Inc.	203,514	6,284,512
Hurco Companies Inc.	60,296	1,939,722
Hyster-Yale Materials Handling Inc.	97,792	5,352,156
Kennametal Inc.	791,476	24,329,972
LB Foster Co., Class A(a)(b)	88,946	1,927,460
Lindsay Corp.	67,958	6,309,900
Luxfer Holdings PLC	21,191	330,156
Lydall Inc.(a)(b)	165,550	4,123,850
Manitowoc Co. Inc. (The)(a)(b)	338,674	4,233,425
Meritor Inc.(a)(b)	126,263	2,335,865
Milacron Holdings Corp.(a)	662,470	11,043,375
Miller Industries Inc./TN	99,539	3,314,649
Mueller Industries Inc.	240,939	6,910,130
Mueller Water Products Inc., Class A	611,958	6,878,408
Navistar International Corp.(a)(b)	475,434	13,364,450
NN Inc.	398,461	2,841,027
Park-Ohio Holdings Corp.	83,706	2,499,461
REV Group Inc.	215,163	2,459,313
Rexnord Corp.(a)(b)	906,865	24,530,698
Spartan Motors Inc.	87,002	1,193,667
SPX Corp.(a)	79,253	3,170,913
SPX FLOW Inc.(a)(b)	403,209	15,910,627
Standex International Corp.	122,013	8,899,628
Terex Corp.	150,137	3,899,058
Titan International Inc.	476,341	1,286,121
TriMas Corp.(a)(b)	439,213	13,461,878
Twin Disc Inc.(a)	98,718	1,045,424
Wabash National Corp.	521,978	7,573,901
Watts Water Technologies Inc., Class A	116,170	10,888,614

		300,181,003

Marine — 0.3%
Costamare Inc.	481,794	2,924,489
Eagle Bulk Shipping Inc.(a)(b)	420,401	1,839,254
Genco Shipping & Trading Ltd.(a)(b)	144,093	1,325,656
Matson Inc.	409,153	15,347,329
Safe Bulkers Inc.(a)	543,309	950,791
Scorpio Bulkers Inc.	414,274	2,518,786

		24,906,305

Media — 1.5%
Boston Omaha Corp., Class A(a)	27,116	537,710
Clear Channel Outdoor Holdings Inc.(a)	337,311	850,024
comScore Inc.(a)(b)	464,974	888,100
Cumulus Media Inc., Class A(a)(b)	141,724	2,060,667
Daily Journal Corp.(a)(b)	10,774	2,667,212
Emerald Expositions Events Inc.	234,728	2,283,903

64

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Entercom Communications Corp., Class A	1,190,957	$3,977,796
Entravision Communications Corp., Class A	475,501	1,512,093
EW Scripps Co. (The), Class A, NVS	526,185	6,987,737
Fluent Inc.(a)(b)	30,787	84,203
Gannett Co. Inc.	1,026,713	11,026,898
Gray Television Inc.(a)(b)	520,997	8,502,671
Hemisphere Media Group Inc.(a)	13,358	163,235
Lee Enterprises Inc.(a)	508,461	1,037,260
Liberty Latin America Ltd., Class A(a)	439,648	7,504,791
Liberty Latin America Ltd., Class C, NVS(a)	1,096,560	18,745,693
Marchex Inc., Class B(a)	329,281	1,033,942
MSG Networks Inc., Class A(a)(b)	562,049	9,116,435
National CineMedia Inc.	540,812	4,434,658
New Media Investment Group Inc.	579,678	5,106,963
Saga Communications Inc., Class A	36,064	1,072,904
Scholastic Corp., NVS	286,363	10,813,067
TEGNA Inc.	2,090,103	32,459,300
Tribune Publishing Co.	166,325	1,427,069
WideOpenWest Inc.(a)(b)	234,026	1,441,600

		135,735,931

Metals & Mining — 1.8%
AK Steel Holding Corp.(a)(b)	1,720,957	3,906,572
Allegheny Technologies Inc.(a)(b)	1,203,666	24,374,236
Carpenter Technology Corp.	452,466	23,374,394
Century Aluminum Co.(a)	477,328	3,167,071
Cleveland-Cliffs Inc.	2,180,555	15,743,607
Coeur Mining Inc.(a)(b)	2,091,991	10,062,477
Commercial Metals Co.	1,132,215	19,677,897
Ferroglobe PLC(a)(c)	532,035	5
Gold Resource Corp.(b)	572,979	1,747,586
Haynes International Inc.	120,727	4,326,856
Hecla Mining Co.(b)	4,609,076	8,111,974
Kaiser Aluminum Corp.	73,570	7,281,223
Materion Corp.	114,504	7,025,965
NovaGold Resources Inc.(a)(b)	661,302	4,014,103
Olympic Steel Inc.(b)	87,567	1,260,965
Ramaco Resources Inc.(a)	77,698	290,202
Ryerson Holding Corp.(a)	11,798	100,637
Schnitzer Steel Industries Inc., Class A	251,934	5,204,956
SunCoke Energy Inc.(a)	735,159	4,146,297
Synalloy Corp.	78,986	1,259,827
TimkenSteel Corp.(a)	382,209	2,404,095
Warrior Met Coal Inc.	499,256	9,745,477
Worthington Industries Inc.	290,940	10,488,387

		167,714,809

Mortgage Real Estate Investment — 2.7%
AG Mortgage Investment Trust Inc.	314,847	4,769,932
Anworth Mortgage Asset Corp.	958,501	3,163,053
Apollo Commercial Real Estate Finance Inc.	1,484,041	28,449,066
Ares Commercial Real Estate Corp.	265,637	4,045,652
Arlington Asset Investment Corp., Class A	367,261	2,016,263
ARMOUR Residential REIT Inc.	569,866	9,545,255
Blackstone Mortgage Trust Inc., Class A	1,212,189	43,456,976
Capstead Mortgage Corp.	911,277	6,697,886
Cherry Hill Mortgage Investment Corp.	152,588	1,998,903
Colony Credit Real Estate Inc.	775,326	11,211,214
Dynex Capital Inc.	233,091	3,445,085
Ellington Financial Inc.	299,739	5,416,284
Exantas Capital Corp.	289,702	3,293,912

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Granite Point Mortgage Trust Inc.	525,569	$9,849,163
Great Ajax Corp.	160,485	2,487,517
Invesco Mortgage Capital Inc.	1,386,535	21,227,851
KKR Real Estate Finance Trust Inc.	248,303	4,849,358
Ladder Capital Corp.	994,850	17,181,059
New York Mortgage Trust Inc.	2,268,052	13,812,437
Orchid Island Capital Inc.	626,537	3,602,588
PennyMac Mortgage Investment Trust(d)	831,910	18,493,359
Ready Capital Corp.	302,466	4,815,259
Redwood Trust Inc.	925,752	15,191,590
TPG RE Finance Trust Inc.	481,635	9,555,638
Western Asset Mortgage Capital Corp.	509,420	4,915,903

		253,491,203

Multi-Utilities — 1.3%
Avista Corp.	629,520	30,493,949
Black Hills Corp.	584,732	44,866,486
NorthWestern Corp.	486,750	36,530,588
Unitil Corp.	141,950	9,005,308

		120,896,331

Multiline Retail — 0.2%
Big Lots Inc.	377,371	9,245,590
Dillard’s Inc., Class A(b)	100,829	6,665,805
JC Penney Co. Inc.(a)(b)	3,021,670	2,685,962

		18,597,357

Oil, Gas & Consumable Fuels — 4.2%
Abraxas Petroleum Corp.(a)(b)	1,521,065	771,940
Amplify Energy Corp.	123,707	763,272
Arch Coal Inc., Class A	157,664	11,698,669
Ardmore Shipping Corp.(a)	257,207	1,720,715
Berry Petroleum Corp.	598,599	5,602,887
Bonanza Creek Energy Inc.(a)	183,604	4,110,894
Brigham Minerals Inc., Class A	44,346	882,485
California Resources Corp.(a)(b)	456,862	4,659,992
Callon Petroleum Co.(a)(b)	2,197,919	9,538,968
Carrizo Oil & Gas Inc.(a)(b)	842,849	7,235,859
Chaparral Energy Inc., Class A(a)(b)	295,024	395,332
Clean Energy Fuels Corp.(a)(b)	1,275,929	2,634,793
CNX Resources Corp.(a)(b)	1,788,162	12,982,056
Comstock Resources Inc.(a)(b)	136,235	1,061,271
CONSOL Energy Inc.(a)(b)	265,750	4,153,673
Contura Energy Inc.(a)(b)	185,742	5,193,346
CVR Energy Inc.	167,157	7,359,923
Delek U.S. Holdings Inc.	724,020	26,281,926
Denbury Resources Inc.(a)	4,450,537	5,296,139
DHT Holdings Inc.	856,701	5,268,711
Diamond S Shipping Inc.(a)	217,199	2,393,533
Dorian LPG Ltd.(a)(b)	210,716	2,183,018
Earthstone Energy Inc., Class A(a)(b)	185,188	601,861
Energy Fuels Inc./Canada(a)(b)	841,878	1,624,825
Evolution Petroleum Corp.	35,124	205,124
Extraction Oil & Gas Inc.(a)(b)	811,408	2,385,540
Falcon Minerals Corp.	306,327	1,761,380
GasLog Ltd.	136,924	1,759,473
Golar LNG Ltd.	833,123	10,822,268
Goodrich Petroleum Corp.(a)(b)	33,594	357,104
Green Plains Inc.	349,311	3,700,950
Gulfport Energy Corp.(a)(b)	1,546,300	4,190,473
Hallador Energy Co.	195,892	709,129
HighPoint Resources Corp.(a)(b)	1,066,974	1,696,489

65

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
International Seaways Inc.(a)	247,954	$4,775,594
Isramco Inc.(a)(b)	683	83,797
Jagged Peak Energy Inc.(a)(b)	231,149	1,678,142
Laredo Petroleum Inc.(a)(b)	1,744,615	4,204,522
Magnolia Oil & Gas Corp., Class A(a)(b)	975,498	10,828,028
Matador Resources Co.(a)(b)	957,338	15,824,797
Montage Resources Corp.(a)(b)	203,184	768,036
NACCO Industries Inc., Class A	33,575	2,145,778
Nordic American Tankers Ltd.	1,323,213	2,858,140
Northern Oil and Gas Inc.(a)(b)	2,749,257	5,388,544
Oasis Petroleum Inc.(a)(b)	3,064,673	10,603,769
Overseas Shipholding Group Inc., Class A(a)(b)	613,745	1,074,054
Panhandle Oil and Gas Inc., Class A	147,289	2,059,100
Par Pacific Holdings Inc.(a)(b)	344,455	7,874,241
PDC Energy Inc.(a)	602,104	16,708,386
Peabody Energy Corp.	657,759	9,682,212
Penn Virginia Corp.(a)(b)	128,727	3,742,094
PetroCorp Inc. Escrow(a)(c)	19,086	—
PrimeEnergy Resources Corp.(a)	1,507	173,305
QEP Resources Inc.	2,291,102	8,477,077
Renewable Energy Group Inc.(a)(b)	356,420	5,348,082
REX American Resources Corp.(a)(b)	54,761	4,179,907
Ring Energy Inc.(a)(b)	329,965	541,143
Roan Resources Inc.(a)(b)	338,785	416,706
SandRidge Energy Inc.(a)(b)	292,687	1,375,629
Scorpio Tankers Inc.	415,222	12,357,007
SemGroup Corp., Class A	761,919	12,449,756
Ship Finance International Ltd.	788,543	11,071,144
SilverBow Resources Inc.(a)(b)	63,519	615,499
SM Energy Co.	1,073,643	10,403,601
Southwestern Energy Co.(a)(b)	5,206,512	10,048,568
SRC Energy Inc.(a)	2,322,259	10,821,727
Talos Energy Inc.(a)(b)	191,177	3,886,628
Teekay Corp.(b)	652,116	2,608,464
Teekay Tankers Ltd., Class A(a)	1,808,840	2,351,492
Unit Corp.(a)(b)	504,517	1,705,267
W&T Offshore Inc.(a)(b)	894,194	3,907,628
Whiting Petroleum Corp.(a)(b)	872,309	7,004,641
World Fuel Services Corp.	622,085	24,846,075

		386,892,598

Paper & Forest Products — 0.7%
Boise Cascade Co.	287,625	9,373,699
Clearwater Paper Corp.(a)(b)	151,836	3,206,776
Louisiana-Pacific Corp.	1,028,743	25,286,503
Neenah Inc.	28,009	1,823,946
PH Glatfelter Co.	419,218	6,451,765
Schweitzer-Mauduit International Inc.	296,943	11,117,546
Verso Corp., Class A(a)(b)	314,477	3,893,225

		61,153,460

Personal Products — 0.2%
Edgewell Personal Care Co.(a)	518,814	16,856,267
elf Beauty Inc.(a)(b)	211,319	3,700,195
Nature’s Sunshine Products Inc.(a)	83,030	688,319
Revlon Inc., Class A(a)(b)	7,502	176,222

		21,421,003

Pharmaceuticals — 0.6%
AcelRx Pharmaceuticals Inc.(a)(b)	497,880	1,095,336
Aclaris Therapeutics Inc.(a)(b)	292,595	316,003
Akorn Inc.(a)(b)	780,505	2,965,919

Security	Shares	Value

Pharmaceuticals (continued)
Assertio Therapeutics Inc.(a)(b)	582,483	$745,578
Cara Therapeutics Inc.(a)(b)	54,199	990,758
cbdMD Inc.(a)(b)	89,641	354,978
Eloxx Pharmaceuticals Inc.(a)	25,190	113,859
Endo International PLC(a)(b)	2,045,128	6,564,861
Evofem Biosciences Inc.(a)	15,237	76,795
EyePoint Pharmaceuticals Inc.(a)(b)	203,403	368,159
Intra-Cellular Therapies Inc.(a)(b)	213,611	1,595,674
Kala Pharmaceuticals Inc.(a)(b)	101,591	386,554
Lannett Co. Inc.(a)(b)	300,599	3,366,709
Mallinckrodt PLC(a)(b)	811,857	1,956,575
Menlo Therapeutics Inc.(a)(b)	147,115	659,075
NGM Biopharmaceuticals Inc.(a)(b)	6,103	84,527
Osmotica Pharmaceuticals PLC(a)(b)	75,881	291,383
Phibro Animal Health Corp., Class A	11,914	254,126
Prestige Consumer Healthcare Inc.(a)(b)	486,780	16,886,398
Reata Pharmaceuticals Inc., Class A(a)(b)	111,413	8,945,350
resTORbio Inc.(a)(b)	132,224	1,168,860
Revance Therapeutics Inc.(a)(b)	70,139	911,807
Strongbridge Biopharma PLC(a)(b)	343,679	821,393
TherapeuticsMD Inc.(a)(b)	200,180	726,653
Verrica Pharmaceuticals Inc.(a)(b)	71,617	1,057,067
WaVe Life Sciences Ltd.(a)(b)	45,112	926,149
Xeris Pharmaceuticals Inc.(a)(b)	13,440	132,115

		53,762,661

Professional Services — 1.2%
Acacia Research Corp.(a)(b)	356,709	955,980
ASGN Inc.(a)(b)	62,140	3,906,120
BG Staffing Inc.	53,869	1,029,437
CBIZ Inc.(a)(b)	497,396	11,688,806
CRA International Inc.	55,398	2,325,054
FTI Consulting Inc.(a)	325,323	34,480,985
GP Strategies Corp.(a)(b)	120,144	1,542,649
Heidrick & Struggles International Inc.	164,375	4,487,438
Huron Consulting Group Inc.(a)(b)	190,239	11,669,260
ICF International Inc.(b)	67,149	5,672,076
InnerWorkings Inc.(a)(b)	439,701	1,947,875
Kelly Services Inc., Class A, NVS	322,038	7,799,760
Mistras Group Inc.(a)	146,640	2,404,896
Navigant Consulting Inc.(b)	368,785	10,307,541
Resources Connection Inc.	209,297	3,555,956
TrueBlue Inc.(a)(b)	388,072	8,188,319

		111,962,152

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(b)	52,836	1,068,344
American Realty Investors Inc.(a)	26,668	410,154
Consolidated-Tomoka Land Co.(b)	47,432	3,111,539
Cushman & Wakefield PLC(a)(b)	52,415	971,250
Forestar Group Inc.(a)(b)	99,346	1,816,045
FRP Holdings Inc.(a)	66,896	3,212,346
Griffin Industrial Realty Inc.	9,302	353,011
Kennedy-Wilson Holdings Inc.	574,610	12,595,451
Marcus & Millichap Inc.(a)	27,007	958,478
Maui Land & Pineapple Co. Inc.(a)(b)	27,400	298,112
Newmark Group Inc., Class A	144,568	1,309,786
Rafael Holdings Inc., Class B(a)(b)	100,067	2,097,404
RE/MAX Holdings Inc., Class A	169,568	5,453,307
Realogy Holdings Corp.	1,097,716	7,332,743
St. Joe Co. (The)(a)(b)	326,216	5,588,080

66

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Stratus Properties Inc.(a)	55,758	$1,637,613
Tejon Ranch Co.(a)(b)	195,147	3,311,645
Transcontinental Realty Investors Inc.(a)	10,043	311,835

		51,837,143

Road & Rail — 0.7%
ArcBest Corp.	248,197	7,557,599
Covenant Transportation Group Inc., Class A(a)(b)	126,730	2,083,441
Daseke Inc.(a)(b)	450,530	1,126,325
Heartland Express Inc.	424,209	9,124,736
Hertz Global Holdings Inc.(a)(b)	978,554	13,543,188
Marten Transport Ltd.(b)	382,044	7,938,874
PAM Transportation Services Inc.(a)(b)	6,876	406,440
Roadrunner Transportation Systems Inc.(a)	33,901	351,214
Saia Inc.(a)(b)	100,568	9,423,222
U.S. Xpress Enterprises Inc., Class A(a)(b)	207,411	999,721
Werner Enterprises Inc.	437,640	15,448,692
YRC Worldwide Inc.(a)(b)	346,215	1,045,569

		69,049,021

Semiconductors & Semiconductor Equipment — 2.1%
Adesto Technologies Corp.(a)	35,334	302,459
Alpha & Omega Semiconductor Ltd.(a)(b)	190,118	2,334,649
Ambarella Inc.(a)(b)	179,829	11,299,555
Amkor Technology Inc.(a)(b)	944,100	8,591,310
Axcelis Technologies Inc.(a)	309,834	5,295,063
AXT Inc.(a)	365,793	1,302,223
Brooks Automation Inc.	90,316	3,344,401
CEVA Inc.(a)	17,675	527,776
Cirrus Logic Inc.(a)	557,775	29,885,584
Cohu Inc.	388,191	5,242,519
Diodes Inc.(a)(b)	300,945	12,082,942
DSP Group Inc.(a)(b)	136,147	1,917,630
FormFactor Inc.(a)(b)	662,226	12,347,204
GSI Technology Inc.(a)(b)	145,060	1,270,726
Ichor Holdings Ltd.(a)	162,445	3,927,920
MACOM Technology Solutions Holdings Inc.(a)(b)	436,906	9,391,294
Nanometrics Inc.(a)(b)	150,208	4,899,785
NeoPhotonics Corp.(a)(b)	360,187	2,193,539
NVE Corp.	2,036	135,089
PDF Solutions Inc.(a)(b)	247,237	3,231,388
Photronics Inc.(a)	629,192	6,845,609
Rambus Inc.(a)(b)	1,057,079	13,874,162
Rudolph Technologies Inc.(a)	251,203	6,621,711
Semtech Corp.(a)(b)	49,518	2,407,070
SMART Global Holdings Inc.(a)(b)	124,244	3,165,737
SunPower Corp.(a)(b)	599,758	6,579,345
Synaptics Inc.(a)(b)	320,247	12,793,868
Ultra Clean Holdings Inc.(a)	371,412	5,435,615
Veeco Instruments Inc.(a)(b)	456,972	5,337,433
Xperi Corp.	377,615	7,809,078

		190,392,684

Software — 0.6%
American Software Inc./GA, Class A	117,177	1,759,999
Avaya Holdings Corp.(a)(b)	1,061,072	10,854,767
Cloudera Inc.(a)(b)	2,114,501	18,734,479
Digimarc Corp.(a)(b)	6,760	264,248
GTY Technology Holdings Inc.(a)(b)	381,008	2,388,920
Ideanomics Inc.(a)(b)	46,300	69,681
Monotype Imaging Holdings Inc.	210,096	4,162,002
OneSpan Inc.(a)(b)	88,654	1,285,483

Security	Shares	Value

Software (continued)
QAD Inc., Class A(b)	52,858	$2,440,982
SecureWorks Corp., Class A(a)(b)	72,000	930,960
Synchronoss Technologies Inc.(a)	362,132	1,955,513
Telenav Inc.(a)(b)	149,060	712,507
TiVo Corp.	1,177,078	8,963,449
Verint Systems Inc.(a)(b)	34,483	1,475,183

		55,998,173

Specialty Retail — 2.7%
Aaron’s Inc.(b)	75,473	4,849,895
Abercrombie & Fitch Co., Class A	627,953	9,796,067
American Eagle Outfitters Inc.	152,164	2,468,100
Ascena Retail Group Inc.(a)(b)	1,487,393	392,820
At Home Group Inc.(a)(b)	422,382	4,063,315
Barnes & Noble Education Inc.(a)(b)	401,771	1,253,526
Bed Bath & Beyond Inc.(b)	1,169,645	12,445,023
Buckle Inc. (The)	279,133	5,750,140
Caleres Inc.	393,055	9,201,418
Cato Corp. (The), Class A	214,512	3,777,556
Chico’s FAS Inc.	1,122,340	4,523,030
Citi Trends Inc.	107,745	1,971,733
Conn’s Inc.(a)(b)	189,114	4,701,374
Container Store Group Inc. (The)(a)(b)	151,050	667,641
Designer Brands Inc. , Class A	404,871	6,931,392
Express Inc.(a)(b)	624,953	2,149,838
GameStop Corp., Class A(b)	861,490	4,755,425
Genesco Inc.(a)(b)	155,923	6,240,038
GNC Holdings Inc., Class A(a)(b)	776,643	1,662,016
Group 1 Automotive Inc.	170,211	15,712,177
Guess? Inc.	481,473	8,921,695
Haverty Furniture Companies Inc.	175,446	3,556,290
Hibbett Sports Inc.(a)(b)	164,874	3,775,615
Hudson Ltd., Class A(a)	353,768	4,340,733
J. Jill Inc.(b)	176,536	335,418
Lithia Motors Inc., Class A	81,866	10,837,421
Lumber Liquidators Holdings Inc.(a)(b)	219,654	2,167,985
MarineMax Inc.(a)(b)	198,843	3,078,090
Michaels Companies Inc. (The)(a)(b)	813,904	7,968,120
Murphy USA Inc.(a)(b)	242,827	20,713,143
Office Depot Inc.	5,209,384	9,142,469
Party City Holdco Inc.(a)(b)	512,828	2,928,248
RH(a)(b)	113,472	19,384,422
RTW RetailWinds Inc.(a)(b)	288,150	394,765
Sally Beauty Holdings Inc.(a)(b)	1,158,246	17,246,283
Shoe Carnival Inc.(b)	93,014	3,014,584
Signet Jewelers Ltd.	497,443	8,337,145
Sleep Number Corp.(a)(b)	22,853	944,286
Sonic Automotive Inc., Class A	234,634	7,369,854
Sportsman’s Warehouse Holdings Inc.(a)(b)	402,562	2,085,271
Tailored Brands Inc.(b)	54,580	240,152
Tile Shop Holdings Inc.	370,641	1,182,345
Tilly’s Inc., Class A	206,231	1,946,821
Winmark Corp.	14,380	2,536,488
Zumiez Inc.(a)	190,702	6,040,486

		251,800,653

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	1,100,587	8,969,784
Diebold Nixdorf Inc.(a)	352,113	3,943,666
Immersion Corp.(a)(b)	296,111	2,265,249

67

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Stratasys Ltd.(a)(b)	492,019	$10,482,465

		25,661,164

Textiles, Apparel & Luxury Goods — 0.7%
Culp Inc.	104,668	1,706,088
Delta Apparel Inc.(a)(b)	58,689	1,393,864
Fossil Group Inc.(a)(b)	452,146	5,656,346
G-III Apparel Group Ltd.(a)(b)	432,612	11,148,411
Kontoor Brands Inc.(a)	325,165	11,413,292
Movado Group Inc.	151,802	3,773,798
Oxford Industries Inc.	98,790	7,083,243
Rocky Brands Inc.	65,819	2,187,165
Superior Group of Companies Inc.	77,287	1,245,866
Unifi Inc.(a)(b)	141,117	3,093,285
Vera Bradley Inc.(a)(b)	194,388	1,963,319
Vince Holding Corp.(a)(b)	29,299	556,388
Wolverine World Wide Inc.	416,477	11,769,640

		62,990,705

Thrifts & Mortgage Finance — 3.6%
Axos Financial Inc.(a)	200,426	5,541,779
Bridgewater Bancshares Inc.(a)(b)	221,536	2,645,140
Capitol Federal Financial Inc.	1,270,190	17,503,218
Columbia Financial Inc.(a)(b)	515,201	8,135,024
Dime Community Bancshares Inc.	305,844	6,548,120
Entegra Financial Corp.(a)	58,179	1,747,697
ESSA Bancorp. Inc.	89,851	1,475,353
Essent Group Ltd.	457,317	21,800,301
Federal Agricultural Mortgage Corp., Class C, NVS	61,251	5,001,757
First Defiance Financial Corp.	187,773	5,438,845
Flagstar Bancorp. Inc.(b)	274,969	10,270,092
FS Bancorp. Inc.	33,270	1,746,675
Greene County Bancorp. Inc.	5,359	146,837
Hingham Institution for Savings	7,388	1,396,332
Home Bancorp. Inc.	73,919	2,882,102
HomeStreet Inc.(a)	203,502	5,559,675
Kearny Financial Corp./MD	543,215	7,083,524
Luther Burbank Corp.	189,534	2,147,420
Merchants Bancorp/IN	81,889	1,354,444
Meridian Bancorp. Inc.	397,655	7,456,031
Meta Financial Group Inc.	139,968	4,564,356
MMA Capital Holdings Inc.(a)	46,888	1,406,640
Mr Cooper Group Inc.(a)(b)	382,452	4,061,640
Northfield Bancorp. Inc.	419,022	6,729,493
Northwest Bancshares Inc.	906,130	14,851,471
OceanFirst Financial Corp.	486,849	11,489,636
Ocwen Financial Corp.(a)(b)	1,294,774	2,434,175
OP Bancorp.	129,199	1,263,566
Oritani Financial Corp.	382,536	6,768,975
PCSB Financial Corp.(b)	137,702	2,752,663
PennyMac Financial Services Inc.(a)(d)	93,191	2,831,143
Pioneer Bancorp Inc/NY(a)(b)	107,794	1,346,347
Ponce de Leon Federal Bank(a)(b)	83,277	1,170,875
Provident Bancorp. Inc.(a)(b)	37,461	900,188
Provident Financial Holdings Inc.	55,640	1,154,530
Provident Financial Services Inc.	592,540	14,535,006
Prudential Bancorp. Inc.	83,132	1,414,075
Radian Group Inc.	1,968,282	44,955,561
Riverview Bancorp. Inc.	201,960	1,490,465
Southern Missouri Bancorp. Inc.	72,970	2,658,297
Sterling Bancorp Inc./MI	161,194	1,573,253

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Territorial Bancorp. Inc.	73,992	$2,114,691
Timberland Bancorp. Inc./WA	70,421	1,936,578
TrustCo Bank Corp. NY	903,800	7,365,970
United Community Financial Corp./OH	398,287	4,293,534
United Financial Bancorp. Inc.	495,718	6,756,636
Walker & Dunlop Inc.	234,231	13,100,540
Washington Federal Inc.	762,343	28,199,068
Waterstone Financial Inc.	213,729	3,671,864
Western New England Bancorp Inc.	228,867	2,181,103
WSFS Financial Corp.	507,174	22,366,373

		338,219,078

Tobacco — 0.2%
Pyxus International Inc.(a)(b)	80,154	1,048,414
Universal Corp./VA	236,414	12,957,852
Vector Group Ltd.	60,734	723,342

		14,729,608

Trading Companies & Distributors — 1.9%
Aircastle Ltd.	507,966	11,393,677
Beacon Roofing Supply Inc.(a)(b)	531,720	17,828,572
BlueLinx Holdings Inc.(a)(b)	84,948	2,746,369
BMC Stock Holdings Inc.(a)(b)	638,966	16,728,130
CAI International Inc.(a)(b)	161,032	3,505,667
DXP Enterprises Inc./TX(a)	157,186	5,457,498
Foundation Building Materials Inc.(a)(b)	107,612	1,666,910
GATX Corp.	342,700	26,569,531
General Finance Corp.(a)(b)	64,801	572,841
GMS Inc.(a)	174,874	5,022,381
H&E Equipment Services Inc.	68,697	1,982,595
Herc Holdings Inc.(a)(b)	215,801	10,036,904
Kaman Corp.	229,362	13,637,864
MRC Global Inc.(a)(b)	694,781	8,427,694
NOW Inc.(a)(b)	1,049,110	12,033,292
Rush Enterprises Inc., Class A	264,283	10,196,038
Rush Enterprises Inc., Class B	43,807	1,749,213
Systemax Inc.	31,784	699,566
Textainer Group Holdings Ltd.(a)(b)	281,747	2,792,113
Titan Machinery Inc.(a)(b)	179,893	2,579,666
Triton International Ltd.	534,417	18,084,671
Veritiv Corp.(a)	123,994	2,241,812
Willis Lease Finance Corp.(a)	26,040	1,442,095

		177,395,099

Water Utilities — 0.2%
AquaVenture Holdings Ltd.(a)(b)	114,786	2,230,292
Artesian Resources Corp., Class A, NVS	75,973	2,811,001
Cadiz Inc.(a)(b)	121,578	1,518,509
California Water Service Group	26,813	1,419,212
Consolidated Water Co. Ltd.	136,989	2,258,949
Middlesex Water Co.	21,726	1,411,321
SJW Group	88,935	6,073,371
York Water Co. (The)	15,005	655,118

		18,377,773

Wireless Telecommunication Services — 0.0%
Spok Holdings Inc.	170,206	2,032,260

Total Common Stocks — 99.7% (Cost: $9,881,065,353)		9,253,608,480

68

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(d)(e)(f)	770,295,940	$770,681,088

Total Short-Term Investments — 8.3% (Cost: $770,397,782)		770,681,088

Total Investments in Securities — 108.0% (Cost: $10,651,463,135)		10,024,289,568

Other Assets, Less Liabilities — (8.0)%		(746,211,642)

Net Assets — 100.0%		$9,278,077,926

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

69

Schedule of Investments (unaudited) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Air Industries Group(a)	53,766	$70,267
Arotech Corp.(a)	65,085	191,350
CPI Aerostructures Inc.(a)(b)	29,197	239,999
Ducommun Inc.(a)	26,185	1,110,244
Innovative Solutions & Support Inc.(a)	34,541	162,343
Maxar Technologies Inc.(a)	144,593	1,098,907
National Presto Industries Inc.	11,725	1,044,580
Park Aerospace Corp.	43,693	767,249
Vectrus Inc.(a)(b)	27,544	1,119,663

		5,804,602

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)(b)	65,716	1,488,468
Radiant Logistics Inc.(a)(b)	94,948	490,881

		1,979,349

Airlines — 0.0%
Mesa Air Group Inc.(a)(b)	48,979	330,363

Auto Components — 0.7%
Horizon Global Corp.(a)(b)	48,907	186,825
Modine Manufacturing Co.(a)(b)	119,862	1,362,831
Motorcar Parts of America Inc.(a)(b)	46,111	779,276
Shiloh Industries Inc.(a)(b)	38,302	158,570
Stoneridge Inc.(a)(b)	64,414	1,994,901
Strattec Security Corp.	9,118	182,178
Superior Industries International Inc.	58,945	170,351
Unique Fabricating Inc.	15,931	46,041
Workhorse Group Inc.(a)(b)	133,871	468,548

		5,349,521

Automobiles — 0.0%
Arcimoto Inc.(a)(b)	23,051	71,919

Banks — 16.4%
1st Constitution Bancorp	22,304	418,200
ACNB Corp.	17,530	601,279
Allegiance Bancshares Inc.(a)	51,099	1,639,767
Amalgamated Bank, Class A	34,199	547,868
Amerant Bancorp Inc.(a)(b)	47,178	989,323
American National Bankshares Inc.	28,753	1,019,869
AmeriServ Financial Inc.	78,208	323,781
Ames National Corp.	23,812	681,261
Arrow Financial Corp.	33,558	1,120,502
Atlantic Capital Bancshares Inc.(a)	57,552	997,952
Bancorp. Inc. (The)(a)	121,994	1,207,741
Bank First Corp.	14,116	934,197
Bank of Commerce Holdings	51,203	557,601
Bank of Marin Bancorp	33,817	1,403,067
Bank of Princeton (The)(b)	15,541	451,621
Bank7 Corp.(b)	9,262	174,126
BankFinancial Corp.	38,553	458,781
Bankwell Financial Group Inc.	19,004	522,610
Bar Harbor Bankshares	38,388	957,013
Baycom Corp.(a)(b)	27,103	615,509
BCB Bancorp. Inc.	38,426	493,390
Bridge Bancorp. Inc.	43,556	1,287,515
Bryn Mawr Bank Corp.	50,779	1,853,941
Business First Bancshares Inc.	32,167	784,875
Byline Bancorp Inc.(a)	59,141	1,057,441
C&F Financial Corp.	8,406	442,660

Security	Shares	Value

Banks (continued)
Cambridge Bancorp	10,063	$754,826
Camden National Corp.	40,055	1,735,183
Capital Bancorp Inc/MD(a)	20,354	277,221
Capital City Bank Group Inc.	35,701	979,992
Capstar Financial Holdings Inc.	37,655	624,320
Carolina Financial Corp.(b)	54,423	1,934,193
Carolina Trust Bancshares Inc.(a)(b)	5,835	61,209
Carter Bank & Trust(a)(b)	57,132	1,079,223
CB Financial Services Inc.	8,564	237,737
CBTX Inc.	44,817	1,249,498
Central Valley Community Bancorp	30,726	625,274
Century Bancorp. Inc./MA, Class A, NVS	7,129	624,500
Chemung Financial Corp.	9,142	383,964
Citizens & Northern Corp.	31,093	817,124
Citizens Holding Co.	4,005	81,101
Civista Bancshares Inc.	39,541	859,226
CNB Financial Corp./PA	40,019	1,148,545
Coastal Financial Corp/WA(a)	20,525	310,133
Codorus Valley Bancorp. Inc.	24,764	576,011
Colony Bankcorp Inc.	15,647	240,181
Community Bankers Trust Corp.	63,846	549,076
Community Trust Bancorp. Inc.	39,660	1,688,723
ConnectOne Bancorp. Inc.	80,822	1,794,248
County Bancorp. Inc.	10,756	211,033
CrossFirst Bankshares Inc.(a)	16,102	230,339
Customers Bancorp. Inc.(a)(b)	68,018	1,410,693
DNB Financial Corp.	9,643	429,210
Enterprise Bancorp. Inc./MA	22,888	686,182
Equity Bancshares Inc., Class A(a)(b)	36,794	986,447
Esquire Financial Holdings Inc.(a)	17,497	433,926
Evans Bancorp. Inc.	13,505	505,087
Farmers & Merchants Bancorp. Inc./Archbold OH	25,418	659,851
Farmers National Banc Corp.	69,199	1,002,002
Financial Institutions Inc.	41,045	1,238,738
First Bancorp. Inc./ME	28,812	792,042
First Bancshares Inc. (The)	42,795	1,382,278
First Bank/Hamilton NJ	46,490	503,487
First Business Financial Services Inc.	21,828	525,618
First Choice Bancorp	25,791	549,864
First Community Bankshares Inc.	40,861	1,322,671
First Community Corp./SC(b)	20,622	401,717
First Financial Corp./IN	31,427	1,366,132
First Financial Northwest Inc.	22,932	338,935
First Foundation Inc.	97,852	1,494,689
First Internet Bancorp	24,672	528,228
First Mid Bancshares Inc.	37,442	1,296,242
First Northwest Bancorp	28,560	494,659
First of Long Island Corp. (The)	59,480	1,353,170
First U.S. Bancshares Inc.	18,553	166,606
First United Corp.	18,464	406,208
Flushing Financial Corp.	67,129	1,356,341
FNCB Bancorp Inc.	44,314	346,092
Franklin Financial Network Inc.	33,104	1,000,072
Franklin Financial Services Corp.	9,537	339,040
FVCBankcorp Inc.(a)	30,260	531,366
German American Bancorp. Inc.	61,254	1,963,191
Great Southern Bancorp. Inc.	28,694	1,634,123
Guaranty Bancshares Inc./TX	21,920	670,533
Hanmi Financial Corp.	72,127	1,354,545
Harborone Bancorp. Inc.(a)	73,607	740,854

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Hawthorn Bancshares Inc.	13,848	$329,998
Heritage Commerce Corp.	105,621	1,241,575
HomeTrust Bancshares Inc.	42,337	1,103,726
Horizon Bancorp Inc./IN	96,643	1,677,722
Howard Bancorp. Inc.(a)(b)	32,852	548,300
Independent Bank Corp./MI	55,550	1,184,048
Investar Holding Corp.	26,205	623,679
Lakeland Bancorp. Inc.	124,990	1,928,596
LCNB Corp.	32,198	571,193
Level One Bancorp. Inc.	12,446	300,198
Limestone Bancorp. Inc.(a)(b)	11,194	172,723
Macatawa Bank Corp.	72,235	750,522
Mackinac Financial Corp.	26,715	413,014
MainStreet Bancshares Inc.(a)	19,329	406,875
Mercantile Bank Corp.	42,159	1,382,815
Meridian Corp.(a)	4,478	78,141
Metropolitan Bank Holding Corp.(a)	18,516	728,234
Mid Penn Bancorp. Inc.	16,517	423,331
Midland States Bancorp. Inc.	54,319	1,415,010
MidWestOne Financial Group Inc.	30,182	921,155
MutualFirst Financial Inc.	16,385	516,455
MVB Financial Corp.	24,125	478,881
National Bankshares Inc.	15,629	625,941
Nicolet Bankshares Inc.(a)(b)	20,797	1,384,456
Northeast Bank(a)	19,272	427,260
Northrim BanCorp. Inc.	17,191	681,967
Norwood Financial Corp.	15,124	478,070
Ohio Valley Banc Corp.	10,379	378,730
Old Line Bancshares Inc.	37,539	1,089,006
Old Second Bancorp. Inc.	83,003	1,014,297
Origin Bancorp Inc.(b)	47,133	1,590,267
Orrstown Financial Services Inc.	26,422	578,642
Pacific Mercantile Bancorp.(a)	54,247	407,395
Parke Bancorp. Inc.	23,820	529,280
PCB Bancorp	31,065	511,019
Peapack Gladstone Financial Corp.	46,400	1,300,592
Penns Woods Bancorp. Inc.	12,259	566,979
Peoples Bancorp. Inc./OH	47,900	1,523,699
Peoples Financial Services Corp.	17,150	776,724
People’s Utah Bancorp	40,367	1,141,982
Preferred Bank/Los Angeles CA	34,115	1,786,944
Premier Financial Bancorp. Inc.	32,402	556,342
QCR Holdings Inc.	37,041	1,406,817
RBB Bancorp	42,050	827,965
Reliant Bancorp Inc.	26,816	643,048
Republic Bancorp. Inc./KY, Class A	24,431	1,061,527
Republic First Bancorp. Inc.(a)(b)	113,658	477,364
Richmond Mutual BanCorp. Inc.(a)	31,857	445,679
Riverview Financial Corp.(b)	6,418	73,935
SB One Bancorp	24,977	563,481
Select Bancorp. Inc.(a)	45,480	527,568
Shore Bancshares Inc.	39,430	607,616
Sierra Bancorp	38,196	1,014,486
SmartFinancial Inc.(a)	33,369	695,076
South Plains Financial Inc.	8,506	138,648
Southern First Bancshares Inc.(a)(b)	19,602	781,140
Southern National Bancorp. of Virginia Inc.	57,813	889,742
Spirit of Texas Bancshares Inc.(a)	33,663	725,438
Stewardship Financial Corp.	18,977	296,990
Stock Yards Bancorp. Inc.	49,515	1,816,705

Security	Shares	Value

Banks (continued)
Summit Financial Group Inc.	28,207	$722,099
TriState Capital Holdings Inc.(a)(b)	62,139	1,307,405
Triumph Bancorp. Inc.(a)	61,728	1,968,506
Two River Bancorp	18,508	384,226
United Security Bancshares/Fresno CA	42,427	446,332
Unity Bancorp. Inc.	22,384	495,806
Univest Financial Corp.	72,636	1,852,944
Washington Trust Bancorp. Inc.	38,691	1,869,162
West Bancorp. Inc.	41,825	909,276

		128,320,373

Beverages — 0.3%
Alkaline Water Co. Inc. (The)(a)(b)	90,475	132,998
Celsius Holdings Inc.(a)(b)	62,020	215,520
Craft Brew Alliance Inc.(a)(b)	30,397	248,952
Eastside Distilling Inc.(a)(b)	19,614	95,913
New Age Beverages Corp.(a)(b)	178,528	492,737
Primo Water Corp.(a)(b)	86,730	1,065,044
Reed’s Inc.(a)(b)	53,521	69,577

		2,320,741

Biotechnology — 12.0%
Abeona Therapeutics Inc.(a)(b)	78,050	176,393
Achillion Pharmaceuticals Inc.(a)(b)	335,781	1,208,812
Acorda Therapeutics Inc.(a)	110,176	316,205
Adamas Pharmaceuticals Inc.(a)	55,480	283,780
ADMA Biologics Inc.(a)(b)	123,196	548,222
Aduro Biotech Inc.(a)(b)	164,262	174,118
Adverum Biotechnologies Inc.(a)	132,896	724,283
Aeglea BioTherapeutics Inc.(a)	64,444	495,574
Aeterna Zentaris Inc.	43,122	44,847
Affimed NV(a)	149,153	438,510
Agenus Inc.(a)(b)	258,875	667,898
AgeX Therapeutics Inc.(a)(b)	52,616	103,127
Aileron Therapeutics Inc.(a)(b)	55,786	37,382
Akebia Therapeutics Inc.(a)	290,895	1,140,308
Akero Therapeutics Inc.(a)	11,585	263,559
Albireo Pharma Inc.(a)(b)	25,871	517,420
Aldeyra Therapeutics Inc.(a)(b)	55,408	292,000
Allena Pharmaceuticals Inc.(a)(b)	28,857	113,697
Alpine Immune Sciences Inc.(a)(b)	10,677	41,854
Altimmune Inc.(a)(b)	31,595	61,610
AMAG Pharmaceuticals Inc.(a)(b)	82,887	957,345
Anavex Life Sciences Corp.(a)(b)	107,866	340,857
Anika Therapeutics Inc.(a)(b)	33,659	1,847,543
Anixa Biosciences Inc.(a)	44,055	176,220
Applied Genetic Technologies Corp./DE(a)(b)	39,441	164,075
Applied Therapeutics Inc.(a)(b)	4,777	52,499
Aptinyx Inc.(a)(b)	37,244	129,982
AquaBounty Technologies Inc.(a)(b)	33,275	83,188
Aravive Inc.(a)(b)	18,460	138,450
Arbutus Biopharma Corp.(a)(b)	91,656	139,775
Arcturus Therapeutics Ltd.(a)	20,559	211,141
Arcus Biosciences Inc.(a)(b)	76,752	698,443
Ardelyx Inc.(a)	115,439	542,563
Armata Pharmaceuticals Inc.(a)(b)	9,848	36,438
ArQule Inc.(a)(b)	267,686	1,919,309
Assembly Biosciences Inc.(a)(b)	56,141	551,866
Athersys Inc.(a)(b)	321,075	427,030
Atreca Inc., Class A(a)	15,779	193,135
Avid Bioservices Inc.(a)(b)	138,690	735,057

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Avrobio Inc.(a)(b)	50,442	$712,241
AzurRx BioPharma Inc.(a)	44,589	26,753
Bellicum Pharmaceuticals Inc.(a)(b)	115,526	121,302
Beyondspring Inc.(a)(b)	27,630	500,103
BioCryst Pharmaceuticals Inc.(a)(b)	271,523	777,913
Bio-Path Holdings Inc.(a)	6,080	57,760
BioSpecifics Technologies Corp.(a)(b)	15,346	821,318
Bioxcel Therapeutics Inc.(a)	15,251	107,367
BrainStorm Cell Therapeutics Inc.(a)(b)	51,089	199,247
Calithera Biosciences Inc.(a)(b)	102,815	317,698
Calyxt Inc.(a)(b)	24,084	135,834
CASI Pharmaceuticals Inc.(a)(b)	123,975	414,077
Castle Biosciences Inc.(a)	8,956	162,014
Catabasis Pharmaceutical Inc.(a)(b)	27,859	150,439
Catalyst Biosciences Inc.(a)(b)	29,177	143,259
Catalyst Pharmaceuticals Inc.(a)(b)	238,112	1,264,375
Celcuity Inc.(a)	14,612	248,112
Celldex Therapeutics Inc.(a)(b)	35,551	75,724
Cellular Biomedicine Group Inc.(a)(b)	29,712	441,520
CEL-SCI Corp.(a)(b)	64,983	580,948
Celsion Corp.(a)(b)	46,594	71,755
Checkpoint Therapeutics Inc.(a)(b)	58,602	145,919
ChemoCentryx Inc.(a)(b)	100,542	681,675
Chimerix Inc.(a)	117,703	276,602
Cidara Therapeutics Inc.(a)(b)	55,434	110,591
Cohbar Inc.(a)(b)	64,815	84,260
Concert Pharmaceuticals Inc.(a)(b)	52,796	310,440
Constellation Pharmaceuticals Inc.(a)	37,901	244,840
Corbus Pharmaceuticals Holdings Inc.(a)(b)	146,165	711,824
Cortexyme Inc.(a)(b)	7,220	179,995
Corvus Pharmaceuticals Inc.(a)(b)	37,463	112,764
Crinetics Pharmaceuticals Inc.(a)(b)	27,927	420,022
Cue Biopharma Inc.(a)(b)	44,084	371,628
Curis Inc.(a)(b)	70,103	157,031
Cyclerion Therapeutics Inc.(a)(b)	58,167	704,984
Cytokinetics Inc.(a)(b)	135,036	1,536,710
CytomX Therapeutics Inc.(a)	112,046	826,900
Deciphera Pharmaceuticals Inc.(a)(b)	46,366	1,573,662
DiaMedica Therapeutics Inc.(a)	23,630	48,442
Dicerna Pharmaceuticals Inc.(a)(b)	128,644	1,847,328
Dyadic International Inc.(a)(b)	46,903	287,515
Dynavax Technologies Corp.(a)(b)	195,662	699,492
Eidos Therapeutics Inc.(a)(b)	27,291	981,657
Eiger BioPharmaceuticals Inc.(a)(b)	57,123	585,511
Enochian Biosciences Inc.(a)(b)	10,568	58,124
Entasis Therapeutics Holdings Inc.(a)(b)	14,530	84,710
Equillium Inc.(a)(b)	14,623	55,567
Evelo Biosciences Inc.(a)(b)	33,902	206,802
Fennec Pharmaceuticals Inc.(a)(b)	32,307	155,397
Five Prime Therapeutics Inc.(a)	83,948	325,299
Flexion Therapeutics Inc.(a)(b)	83,224	1,140,585
Fortress Biotech Inc.(a)(b)	106,297	149,879
Forty Seven Inc.(a)(b)	49,200	315,864
Galectin Therapeutics Inc.(a)(b)	85,214	312,735
Geron Corp.(a)(b)	428,489	569,890
GlycoMimetics Inc.(a)(b)	83,832	361,316
Gritstone Oncology Inc.(a)	61,506	531,104
Harpoon Therapeutics Inc.(a)(b)	15,702	214,489
Homology Medicines Inc.(a)(b)	59,706	1,080,679
Hookipa Pharma Inc.(a)(b)	4,743	35,573

Security	Shares	Value

Biotechnology (continued)
Ideaya Biosciences Inc., NVS(a)(b)	6,738	$60,642
Idera Pharmaceuticals Inc.(a)(b)	56,507	163,305
Immunic Inc.(a)(b)	2,707	27,260
ImmunoGen Inc.(a)	357,721	865,685
Infinity Pharmaceuticals Inc.(a)(b)	98,879	101,845
Inmune Bio Inc.(a)(b)	2,629	15,511
Inovio Pharmaceuticals Inc.(a)(b)	225,258	461,779
Intellia Therapeutics Inc.(a)(b)	90,580	1,209,243
IVERIC bio Inc.(a)(b)	97,190	108,853
Jounce Therapeutics Inc.(a)(b)	40,346	134,352
Kadmon Holdings Inc.(a)(b)	323,629	815,545
KalVista Pharmaceuticals Inc.(a)(b)	28,920	335,472
Karuna Therapeutics Inc.(a)(b)	11,101	181,168
Karyopharm Therapeutics Inc.(a)(b)	143,004	1,375,699
Kezar Life Sciences Inc.(a)(b)	38,116	125,020
Kindred Biosciences Inc.(a)(b)	92,561	634,043
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	35,775	304,445
Kodiak Sciences Inc.(a)	59,185	851,080
Krystal Biotech Inc.(a)	24,043	834,893
Kura Oncology Inc.(a)(b)	84,001	1,274,295
La Jolla Pharmaceutical Co.(a)	50,676	445,949
Leap Therapeutics Inc.(a)(b)	29,896	34,978
Lineage Cell Therapeutics Inc.(a)	264,070	258,789
LogicBio Therapeutics Inc.(a)(b)	20,872	225,626
MacroGenics Inc.(a)(b)	118,476	1,511,754
Magenta Therapeutics Inc.(a)(b)	47,975	492,224
MannKind Corp.(a)(b)	458,421	573,026
Marker Therapeutics Inc.(a)(b)	67,983	347,393
MediciNova Inc.(a)(b)	102,531	815,634
MEI Pharma Inc.(a)(b)	172,011	288,978
MeiraGTx Holdings PLC(a)(b)	39,368	627,920
Merrimack Pharmaceuticals Inc.(b)	26,464	118,823
Mersana Therapeutics Inc.(a)	89,053	140,704
Millendo Therapeutics Inc.(a)	23,734	168,749
Minerva Neurosciences Inc.(a)(b)	72,611	562,735
Miragen Therapeutics Inc.(a)	69,407	50,737
Mirum Pharmaceuticals Inc.(a)(b)	6,520	65,591
Molecular Templates Inc.(a)	41,741	275,073
Moleculin Biotech Inc.(a)(b)	98,075	108,863
Morphic Holding Inc.(a)	11,984	217,030
Mustang Bio Inc.(a)	67,518	220,109
NantKwest Inc.(a)(b)	72,361	88,280
Neon Therapeutics Inc.(a)(b)	34,749	59,768
Neurotrope Inc.(a)	31,847	25,796
NewLink Genetics Corp.(a)(b)	76,144	121,069
NextCure Inc.(a)(b)	7,094	218,850
Novavax Inc.(a)(b)	57,168	286,983
Nymox Pharmaceutical Corp.(a)(b)	90,287	166,128
Oncocyte Corp.(a)(b)	56,412	118,465
Oncternal Therapeutics Inc. New(a)(b)	1,634	3,350
Organogenesis Holdings Inc.(a)(b)	25,318	166,339
Organovo Holdings Inc.(a)(b)	298,699	77,811
Orgenesis Inc.(a)(b)	30,657	133,051
Ovid therapeutics Inc.(a)(b)	57,721	187,016
Palatin Technologies Inc.(a)(b)	503,917	457,960
PDL BioPharma Inc.(a)	302,484	653,365
Pfenex Inc.(a)(b)	73,665	621,733
PhaseBio Pharmaceuticals Inc.(a)	33,785	140,883
Pieris Pharmaceuticals Inc.(a)(b)	113,703	387,727
PolarityTE Inc.(a)(b)	35,852	115,802

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Precision BioSciences Inc.(a)	22,414	$188,053
Prevail Therapeutics Inc.(a)	17,983	220,831
Principia Biopharma Inc.(a)(b)	33,430	944,063
Progenics Pharmaceuticals Inc.(a)(b)	210,755	1,065,367
Protagonist Therapeutics Inc.(a)(b)	38,280	459,743
Proteostasis Therapeutics Inc.(a)(b)	104,378	88,199
Prothena Corp. PLC(a)	100,513	788,022
Ra Pharmaceuticals Inc.(a)(b)	82,965	1,962,122
Recro Pharma Inc.(a)(b)	47,656	528,029
Replimune Group Inc.(a)(b)	28,528	396,539
Rhythm Pharmaceuticals Inc.(a)(b)	56,777	1,225,815
Rigel Pharmaceuticals Inc.(a)(b)	423,775	792,459
Rocket Pharmaceuticals Inc.(a)(b)	73,623	857,708
Savara Inc.(a)(b)	78,577	208,229
Scholar Rock Holding Corp.(a)	39,279	351,547
Selecta Biosciences Inc.(a)(b)	80,064	140,112
Seres Therapeutics Inc.(a)	79,944	320,575
Sesen Bio Inc.(a)(b)	210,516	246,304
Soleno Therapeutics Inc.(a)(b)	49,217	73,826
Solid Biosciences Inc.(a)(b)	44,052	455,498
Sorrento Therapeutics Inc.(a)(b)	288,795	618,021
Spero Therapeutics Inc.(a)(b)	25,979	275,377
Spring Bank Pharmaceuticals Inc.(a)	30,848	107,968
Stemline Therapeutics Inc.(a)(b)	105,210	1,095,236
Sunesis Pharmaceuticals Inc.(a)(b)	152,274	109,622
Surface Oncology Inc.(a)(b)	28,928	41,078
Sutro Biopharma Inc.(a)	26,694	242,648
Syndax Pharmaceuticals Inc.(a)(b)	49,243	367,845
Synlogic Inc.(a)(b)	38,679	88,575
Synthorx Inc.(a)(b)	21,220	345,249
Syros Pharmaceuticals Inc.(a)(b)	85,422	886,680
T2 Biosystems Inc.(a)(b)	78,719	196,798
TCR2 Therapeutics Inc.(a)	28,660	430,760
TG Therapeutics Inc.(a)(b)	195,036	1,095,127
Tocagen Inc.(a)(b)	51,797	34,310
Translate Bio Inc.(a)	72,542	718,891
Trevena Inc.(a)(b)	225,325	217,934
Twist Bioscience Corp.(a)(b)	52,415	1,251,670
Tyme Technologies Inc.(a)(b)	146,517	174,355
UNITY Biotechnology Inc.(a)(b)	65,935	402,204
Unum Therapeutics Inc.(a)(b)	30,314	43,652
Vaccinex Inc.(a)(b)	3,334	23,905
Vanda Pharmaceuticals Inc.(a)(b)	128,353	1,704,528
VBI Vaccines Inc.(a)	216,383	101,960
Verastem Inc.(a)(b)	174,604	211,271
Vericel Corp.(a)(b)	108,229	1,638,587
Viking Therapeutics Inc.(a)(b)	160,259	1,102,582
Voyager Therapeutics Inc.(a)(b)	60,029	1,033,099
vTv Therapeutics Inc., Class A(a)(b)	25,231	39,108
X4 Pharmaceuticals Inc.(a)(b)	21,136	268,639
XBiotech Inc.(a)	41,478	433,860
XOMA Corp.(a)	13,784	269,064
Y-mAbs Therapeutics Inc.(a)(b)	50,116	1,306,023
Zafgen Inc.(a)(b)	88,286	65,243
ZIOPHARM Oncology Inc.(a)(b)	398,543	1,705,764

		94,243,949

Building Products — 1.1%
Alpha Pro Tech Ltd.(a)(b)	33,553	121,126
Armstrong Flooring Inc.(a)	45,634	291,601
Caesarstone Ltd.(b)	54,322	902,289

Security	Shares	Value

Building Products (continued)
CSW Industrials Inc.	36,579	$2,525,048
Insteel Industries Inc.	44,356	910,629
PGT Innovations Inc.(a)	137,782	2,379,495
Quanex Building Products Corp.	79,802	1,442,820
Tecogen Inc.(a)(b)	45,997	109,473

		8,682,481

Capital Markets — 1.3%
B. Riley Financial Inc.	50,326	1,188,700
Cowen Inc., Class A(a)(b)	71,715	1,103,694
Diamond Hill Investment Group Inc.	7,596	1,049,236
Donnelley Financial Solutions Inc.(a)(b)	75,030	924,370
GAIN Capital Holdings Inc.	46,593	246,011
Great Elm Capital Group Inc.(a)	49,879	184,552
Greenhill & Co. Inc.	40,826	535,637
Hennessy Advisors Inc.	12,224	132,141
INTL. FCStone Inc.(a)	39,205	1,609,757
Ladenburg Thalmann Financial Services Inc.	291,652	691,215
Manning & Napier Inc.	35,207	66,189
Medley Management Inc., Class A	12,791	44,769
National Holdings Corp.(a)	12,185	33,753
Oppenheimer Holdings Inc., Class A, NVS	22,764	684,286
Pzena Investment Management Inc., Class A	44,890	400,419
Safeguard Scientifics Inc.(a)(b)	50,329	570,731
Siebert Financial Corp.(a)	18,426	169,519
Silvercrest Asset Management Group Inc., Class A	22,218	273,281
Westwood Holdings Group Inc.	19,870	549,803

		10,458,063

Chemicals — 1.4%
Advanced Emissions Solutions Inc.	40,529	601,450
AgroFresh Solutions Inc.(a)	73,924	194,420
American Vanguard Corp.(b)	69,279	1,087,680
Amyris Inc.(a)(b)	93,434	444,746
Core Molding Technologies Inc.(a)	18,791	120,450
Flexible Solutions International Inc.	18,629	43,964
Flotek Industries Inc.(a)(b)	131,630	289,586
FutureFuel Corp.	64,036	764,590
Hawkins Inc.	24,097	1,024,123
Intrepid Potash Inc.(a)(b)	235,598	770,405
Koppers Holdings Inc.(a)	45,784	1,337,351
LSB Industries Inc.(a)	54,909	284,429
Marrone Bio Innovations Inc.(a)(b)	128,843	181,669
Northern Technologies International Corp.	18,999	240,147
OMNOVA Solutions Inc.(a)	106,533	1,072,787
Rayonier Advanced Materials Inc.	115,932	501,986
Trecora Resources(a)	52,214	470,970
Tredegar Corp.	63,842	1,246,196

		10,676,949

Commercial Services & Supplies — 1.4%
Acme United Corp.	6,334	126,824
AMREP Corp.(a)(b)	4,686	26,780
Aqua Metals Inc.(a)(b)	138,718	235,821
ARC Document Solutions Inc.(a)(b)	99,324	135,081
BioHiTech Global Inc.(a)(b)	17,824	31,192
CECO Environmental Corp.(a)(b)	75,749	529,107
Charah Solutions Inc.(a)(b)	23,708	50,261
Ecology and Environment Inc., Class A	7,565	114,912
Ennis Inc.	61,410	1,241,096
Fuel Tech Inc.(a)	40,358	40,221
Heritage-Crystal Clean Inc.(a)(b)	37,428	991,842

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Hudson Technologies Inc.(a)(b)	98,492	$69,929
Kimball International Inc., Class B, NVS	85,677	1,653,566
LSC Communications Inc.	80,778	111,474
NL Industries Inc.(a)(b)	21,627	81,317
NRC Group Holdings Corp.(a)(b)	25,431	316,362
Odyssey Marine Exploration Inc.(a)(b)	21,265	81,445
Performant Financial Corp.(a)	91,355	100,490
Perma-Fix Environmental Services(a)	30,628	139,051
PICO Holdings Inc.(a)	46,253	466,693
Quest Resource Holding Corp.(a)(b)	12,803	32,007
RR Donnelley & Sons Co.	170,336	642,167
SP Plus Corp.(a)	56,254	2,081,398
Team Inc.(a)(b)	73,453	1,325,827
VSE Corp.	21,186	722,231

		11,347,094

Communications Equipment — 1.3%
Applied Optoelectronics Inc.(a)(b)	46,994	527,273
Aviat Networks Inc.(a)(b)	11,524	157,303
BK Technologies Corp.(a)(b)	26,465	88,922
CalAmp Corp.(a)(b)	80,888	931,830
Calix Inc.(a)(b)	114,339	730,626
Cambium Networks Corp.(a)	10,516	102,005
Clearfield Inc.(a)(b)	27,335	323,920
ClearOne Inc.(a)	17,925	32,982
Comtech Telecommunications Corp.	57,554	1,870,505
DASAN Zhone Solutions Inc.(a)	18,482	169,295
Digi International Inc.(a)	68,433	932,057
EMCORE Corp.(a)	71,698	220,113
Harmonic Inc.(a)(b)	212,436	1,397,829
Inseego Corp.(a)(b)	109,383	525,038
KVH Industries Inc.(a)(b)	41,207	438,855
Lantronix Inc.(a)(b)	33,351	111,726
Network-1 Technologies Inc.	38,167	89,017
Optical Cable Corp.(a)	7,747	27,657
PC-Tel Inc.	44,692	375,413
Resonant Inc.(a)(b)	53,383	158,547
Ribbon Communications Inc.(a)	148,844	869,249
TESSCO Technologies Inc.	15,771	226,629
Westell Technologies Inc., Class A(a)	32,397	44,060

		10,350,851

Construction & Engineering — 1.5%
Aegion Corp.(a)(b)	73,955	1,581,158
Ameresco Inc., Class A(a)(b)	53,437	858,732
Argan Inc.	35,740	1,404,225
Concrete Pumping Holdings Inc.(a)	35,222	139,831
Construction Partners Inc., Class A(a)(b)	29,237	455,512
Goldfield Corp. (The)(a)(b)	54,738	117,687
Great Lakes Dredge & Dock Corp.(a)	149,404	1,561,272
HC2 Holdings Inc.(a)(b)	101,627	238,823
IES Holdings Inc.(a)	20,698	426,172
Infrastructure and Energy Alternatives Inc.(a)(b)	23,391	109,236
Limbach Holdings Inc.(a)(b)	10,360	51,075
MYR Group Inc.(a)(b)	38,985	1,219,841
Northwest Pipe Co.(a)(b)	23,321	656,486
NV5 Global Inc.(a)(b)	25,095	1,713,236
Orion Group Holdings Inc.(a)(b)	69,104	310,968
Sterling Construction Co. Inc.(a)(b)	63,392	833,605

		11,677,859

Security	Shares	Value

Construction Materials — 0.1%
Forterra Inc.(a)(b)	45,381	$328,105
U.S. Lime & Minerals Inc.	5,119	391,603

		719,708

Consumer Finance — 0.6%
Atlanticus Holdings Corp.(a)(b)	11,219	93,678
Consumer Portfolio Services Inc.(a)(b)	46,491	166,903
Curo Group Holdings Corp.(a)	41,622	552,740
Elevate Credit Inc.(a)	56,385	237,381
Enova International Inc.(a)	80,158	1,663,278
EZCORP Inc., Class A, NVS(a)(b)	126,389	815,841
Medallion Financial Corp.(a)(b)	51,512	329,677
Nicholas Financial Inc.(a)	20,553	184,977
Regional Management Corp.(a)(b)	21,773	613,128

		4,657,603

Containers & Packaging — 0.3%
Myers Industries Inc.	86,754	1,531,208
UFP Technologies Inc.(a)	17,374	670,637

		2,201,845

Distributors — 0.1%
Educational Development Corp.	15,707	97,069
Weyco Group Inc.	15,467	349,709

		446,778

Diversified Consumer Services — 0.7%
American Public Education Inc.(a)	39,658	885,960
Aspen Group Inc./CO(a)(b)	38,537	200,007
Carriage Services Inc.	40,614	830,150
Collectors Universe Inc.	19,185	546,389
HyreCar Inc.(a)(b)	25,927	64,817
Lincoln Educational Services Corp.(a)(b)	60,225	125,268
Regis Corp.(a)(b)	70,470	1,424,903
Select Interior Concepts Inc., Class A(a)	50,657	657,021
Universal Technical Institute Inc.(a)(b)	49,672	270,216
Zovio Inc.(a)(b)	71,674	141,198

		5,145,929

Diversified Financial Services — 0.2%
A-Mark Precious Metals Inc.(a)	13,061	157,385
GWG Holdings Inc.(a)(b)	5,620	56,088
Marlin Business Services Corp.	22,082	556,245
On Deck Capital Inc.(a)(b)	163,392	548,997

		1,318,715

Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group Inc.(a)	129,474	222,695
Anterix Inc.(a)(b)	24,835	899,027
Cincinnati Bell Inc.(a)	118,081	598,671
Consolidated Communications Holdings Inc.	171,100	814,436
Frontier Communications Corp.(a)(b)	261,809	226,988
IDT Corp., Class B(a)	40,727	428,855
Ooma Inc.(a)	49,013	509,735
ORBCOMM Inc.(a)	184,065	876,150
Otelco Inc., Class A(a)	7,356	87,242
Pareteum Corp.(a)(b)	272,782	351,889

		5,015,688

Electric Utilities — 0.1%
Genie Energy Ltd., Class B	35,312	263,427
Spark Energy Inc., Class A	27,936	294,725

		558,152

Electrical Equipment — 0.9%
Allied Motion Technologies Inc.(b)	17,273	609,910

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
American Superconductor Corp.(a)(b)	51,365	$402,702
Energous Corp.(a)(b)	66,576	220,699
LSI Industries Inc.	61,456	320,800
Orion Energy Systems Inc.(a)	64,791	184,654
Plug Power Inc.(a)(b)	567,955	1,493,722
Polar Power Inc.(a)(b)	9,647	29,713
Powell Industries Inc.	21,717	850,220
Preformed Line Products Co.	7,447	406,532
Sunworks Inc.(a)(b)	9,683	22,949
TPI Composites Inc.(a)(b)	70,244	1,317,075
Ultralife Corp.(a)(b)	24,014	207,961
Vivint Solar Inc.(a)(b)	106,966	699,558

		6,766,495

Electronic Equipment, Instruments & Components — 1.9%
Airgain Inc.(a)(b)	22,553	264,998
Akoustis Technologies Inc.(a)(b)	61,733	478,431
Arlo Technologies Inc.(a)	180,170	614,380
Bel Fuse Inc., Class B, NVS	23,757	357,068
Coda Octopus Group Inc.(a)	11,344	93,134
CTS Corp.	78,702	2,546,797
CUI Global Inc.(a)(b)	63,357	53,853
Daktronics Inc.	89,568	661,460
Data I/O Corp.(a)(b)	20,300	78,967
Digital Ally Inc.(a)(b)	20,385	26,093
FARO Technologies Inc.(a)(b)	42,479	2,053,860
Frequency Electronics Inc.(a)	13,349	162,190
ID Systems Inc.(a)(b)	43,165	236,544
Identiv Inc.(a)(b)	40,271	211,825
IEC Electronics Corp.(a)(b)	23,545	162,696
Intellicheck Inc.(a)(b)	38,401	191,621
Iteris Inc.(a)(b)	84,193	483,689
Key Tronic Corp.(a)(b)	28,192	179,019
Kimball Electronics Inc.(a)	58,069	842,581
LGL Group Inc. (The)(a)	6,555	67,451
LRAD Corp.(a)(b)	81,387	272,646
Luna Innovations Inc.(a)(b)	65,809	381,034
MicroVision Inc.(a)(b)	254,272	150,783
Napco Security Technologies Inc.(a)(b)	28,502	727,371
PAR Technology Corp.(a)(b)	28,682	681,771
PC Connection Inc.	27,020	1,051,078
Perceptron Inc.(a)	21,216	101,837
Research Frontiers Inc.(a)(b)	60,954	195,053
RF Industries Ltd.	23,249	164,603
Richardson Electronics Ltd./U.S.	28,213	163,635
SMTC Corp.(a)(b)	39,788	85,942
Taitron Components Inc., Class A	6,803	19,253
Vishay Precision Group Inc.(a)(b)	25,540	836,180
Wireless Telecom Group Inc.(a)	45,320	65,261
Wrap Technologies Inc.(a)(b)	19,792	80,751

		14,743,855

Energy Equipment & Services — 2.0%
Aspen Aerogels Inc.(a)	45,663	270,325
Basic Energy Services Inc.(a)(b)	48,144	69,327
CARBO Ceramics Inc.(a)	55,283	132,679
Covia Holdings Corp.(a)(b)	104,442	210,973
Dawson Geophysical Co.(a)(b)	54,525	116,684
DMC Global Inc.(b)	34,289	1,508,030
Era Group Inc.(a)(b)	47,137	497,767
Exterran Corp.(a)	72,119	941,874

Security	Shares	Value

Energy Equipment & Services (continued)
Geospace Technologies Corp.(a)(b)	32,722	$502,937
Gulf Island Fabrication Inc.(a)	33,597	179,744
Hermitage Offshore Services Ltd., NVS(a)(b)	6,108	7,024
Hornbeck Offshore Services Inc.(a)(b)	79,363	60,316
Independence Contract Drilling Inc.(a)(b)	117,079	140,495
ION Geophysical Corp.(a)(b)	25,835	235,615
Key Energy Services Inc.(a)(b)	21,539	32,093
Matrix Service Co.(a)(b)	64,450	1,104,673
Mitcham Industries Inc.(a)(b)	33,788	109,811
Natural Gas Services Group Inc.(a)(b)	29,648	379,791
NCS Multistage Holdings Inc.(a)(b)	28,747	57,494
Newpark Resources Inc.(a)(b)	214,931	1,637,774
Nine Energy Service Inc.(a)(b)	39,427	243,265
Nuverra Environmental Solutions Inc.(a)(b)	4,751	20,097
Parker Drilling Co.(a)	22,472	425,170
Profire Energy Inc.(a)(b)	76,204	144,026
Quintana Energy Services Inc.(a)(b)	20,699	42,226
Ranger Energy Services Inc.(a)(b)	12,571	81,083
RigNet Inc.(a)(b)	35,208	272,862
SEACOR Holdings Inc.(a)	41,950	1,974,586
SEACOR Marine Holdings Inc.(a)(b)	47,457	596,534
Seadrill Ltd.(a)(b)	144,025	302,453
Smart Sand Inc.(a)(b)	54,882	155,316
Solaris Oilfield Infrastructure Inc., Class A	76,075	1,020,926
TETRA Technologies Inc.(a)(b)	292,871	588,671
Tidewater Inc.(a)(b)	93,067	1,406,242
U.S. Well Services Inc.(a)	29,263	64,086

		15,532,969

Entertainment — 0.2%
Ballantyne Strong Inc.(a)	25,048	77,899
Cinedigm Corp., Class A(a)(b)	33,762	28,698
Gaia Inc.(a)(b)	25,876	169,100
LiveXLive Media Inc.(a)(b)	75,424	151,225
Reading International Inc., Class A, NVS(a)(b)	43,595	521,396
Rosetta Stone Inc.(a)	50,397	876,908

		1,825,226

Equity Real Estate Investment Trusts (REITs) — 4.3%
Ashford Hospitality Trust Inc.	218,352	722,745
Bluerock Residential Growth REIT Inc.	54,575	642,348
Braemar Hotels & Resorts Inc.	73,356	688,813
BRT Apartments Corp.	25,036	365,025
CatchMark Timber Trust Inc., Class A	120,255	1,283,121
CBL & Associates Properties Inc.	406,705	524,649
Cedar Realty Trust Inc.	205,670	617,010
City Office REIT Inc.	96,958	1,395,226
Clipper Realty Inc.	36,799	374,982
Community Healthcare Trust Inc.	44,411	1,978,510
Condor Hospitality Trust Inc.	14,319	158,225
CorEnergy Infrastructure Trust Inc.	33,156	1,565,626
Farmland Partners Inc.(b)	68,351	456,585
Front Yard Residential Corp.	121,013	1,398,910
Gladstone Commercial Corp.	76,333	1,793,826
Gladstone Land Corp.	41,187	489,919
Global Medical REIT Inc.	76,727	874,688
Independence Realty Trust Inc.	224,825	3,217,246
Innovative Industrial Properties Inc.(b)	26,339	2,432,933
Jernigan Capital Inc.	51,179	985,196
New Senior Investment Group Inc.	208,824	1,394,944
NexPoint Residential Trust Inc.	46,479	2,173,358

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
One Liberty Properties Inc.	39,425	$1,085,370
Plymouth Industrial REIT Inc.	16,033	293,725
Postal Realty Trust Inc., Class A(b)	11,005	174,319
Preferred Apartment Communities Inc., Class A	107,766	1,557,219
Safehold Inc.	26,057	794,739
Sotherly Hotels Inc.	37,776	252,721
UMH Properties Inc.	86,791	1,222,017
Urstadt Biddle Properties Inc., Class A	72,272	1,712,846
Whitestone REIT	92,874	1,277,946

		33,904,787

Food & Staples Retailing — 0.8%
Chefs’ Warehouse Inc. (The)(a)(b)	59,768	2,409,846
HF Foods Group Inc.(a)(b)	15,264	260,251
Ingles Markets Inc., Class A	33,607	1,305,968
Natural Grocers by Vitamin Cottage Inc.(a)(b)	21,593	215,714
Rite Aid Corp.(a)(b)	131,036	910,700
SpartanNash Co.	86,791	1,026,738
Village Super Market Inc., Class A	19,652	519,795

		6,649,012

Food Products — 0.7%
Alico Inc.	10,576	359,796
Dean Foods Co.(b)	198,487	230,245
Farmer Bros. Co.(a)	27,222	352,525
John B Sanfilippo & Son Inc.	20,793	2,008,604
Landec Corp.(a)(b)	60,020	652,417
Lifeway Foods Inc.(a)	10,976	24,037
Limoneira Co.	39,053	717,013
RiceBran Technologies(a)(b)	62,773	155,049
Rocky Mountain Chocolate Factory Inc.	15,193	142,055
S&W Seed Co.(a)(b)	33,727	80,270
Seneca Foods Corp., Class A(a)	16,345	509,637

		5,231,648

Gas Utilities — 0.1%
RGC Resources Inc.	18,912	552,987

Health Care Equipment & Supplies — 4.4%
Accuray Inc.(a)(b)	216,268	599,062
Alphatec Holdings Inc.(a)(b)	85,904	431,238
AngioDynamics Inc.(a)(b)	91,563	1,686,590
Antares Pharma Inc.(a)(b)	402,525	1,346,446
Apollo Endosurgery Inc.(a)(b)	30,678	102,158
Apyx Medical Corp.(a)(b)	81,751	553,454
Avedro Inc.(a)(b)	17,150	389,305
Axonics Modulation Technologies Inc.(a)(b)	38,096	1,025,544
BEYOND AIR Inc., NVS(a)(b)	16,245	77,489
Biolase Inc.(a)(b)	25,608	24,330
BioLife Solutions Inc.(a)	16,136	268,261
BioSig Technologies Inc.(a)(b)	38,578	318,269
Cerus Corp.(a)(b)	337,591	1,740,282
Chembio Diagnostics Inc.(a)(b)	40,717	249,188
Conformis Inc.(a)(b)	158,674	295,134
Corindus Vascular Robotics Inc.(a)(b)	225,889	966,805
CryoPort Inc.(a)(b)	74,042	1,210,957
Cutera Inc.(a)	33,960	992,651
CytoSorbents Corp.(a)(b)	74,715	375,816
Ekso Bionics Holdings Inc.(a)(b)	115,798	61,188
ElectroCore Inc.(a)(b)	30,602	67,018
Electromed Inc.(a)(b)	19,101	126,258
Endologix Inc.(a)(b)	41,145	163,346

Security	Shares	Value

Health Care Equipment & Supplies (continued)
FONAR Corp.(a)	15,960	$329,893
GenMark Diagnostics Inc.(a)(b)	135,451	820,833
Helius Medical Technologies Inc.(a)(b)	59,458	98,106
Heska Corp.(a)(b)	17,229	1,221,019
IntriCon Corp.(a)(b)	20,309	394,807
Invacare Corp.	83,215	624,113
iRadimed Corp.(a)	10,910	229,328
IRIDEX Corp.(a)(b)	32,834	62,056
Lantheus Holdings Inc.(a)(b)	93,511	2,343,853
LeMaitre Vascular Inc.	39,742	1,358,382
Meridian Bioscience Inc.	105,058	997,000
Mesa Laboratories Inc.(b)	9,320	2,216,016
Microbot Medical Inc.(a)	8,600	45,580
Misonix Inc.(a)(b)	18,362	369,076
Motus GI Holdings Inc.(a)(b)	26,710	52,886
Neuronetics Inc.(a)(b)	32,385	269,119
Nuvectra Corp.(a)(b)	44,022	59,870
OraSure Technologies Inc.(a)(b)	153,795	1,148,849
OrthoPediatrics Corp.(a)(b)	21,751	766,940
PAVmed Inc.(a)(b)	45,822	43,920
Pro-Dex Inc.(a)(b)	6,141	93,957
Pulse Biosciences Inc.(a)(b)	27,726	428,089
RA Medical Systems Inc.(a)(b)	19,524	27,334
Rockwell Medical Inc.(a)(b)	135,978	375,299
RTI Surgical Holdings Inc.(a)(b)	140,539	400,536
SeaSpine Holdings Corp.(a)(b)	39,007	476,275
Senseonics Holdings Inc.(a)(b)	267,325	264,251
Sensus Healthcare Inc.(a)(b)	28,473	170,838
SI-BONE Inc.(a)(b)	40,244	711,112
Sientra Inc.(a)	94,366	611,492
Soliton Inc.(a)(b)	9,697	103,661
Strata Skin Sciences Inc.(a)(b)	29,009	61,789
Surmodics Inc.(a)(b)	32,487	1,485,955
TransEnterix Inc.(a)(b)	467,873	289,988
TransMedics Group Inc.(a)	16,180	384,275
Utah Medical Products Inc.	8,835	846,746
Vapotherm Inc.(a)(b)	35,880	339,784
Vermillion Inc.(a)(b)	92,901	50,074
ViewRay Inc.(a)	169,949	492,852
Xtant Medical Holdings Inc.(a)(b)	9,607	27,284
Zosano Pharma Corp.(a)	41,044	64,029
Zynex Inc.	38,955	370,462

		34,598,517

Health Care Providers & Services — 2.3%
AAC Holdings Inc.(a)(b)	42,833	28,698
Addus HomeCare Corp.(a)(b)	26,093	2,068,653
American Renal Associates Holdings Inc.(a)(b)	44,456	280,962
Apollo Medical Holdings Inc.(a)(b)	66,375	1,169,527
Avalon GloboCare Corp.(a)	58,240	108,909
Capital Senior Living Corp.(a)(b)	63,568	278,428
Catasys Inc.(a)(b)	17,566	276,840
Community Health Systems Inc.(a)	209,789	755,240
Cross Country Healthcare Inc.(a)(b)	88,127	907,708
CynergisTek Inc./DE(a)(b)	24,163	74,422
Diplomat Pharmacy Inc.(a)(b)	141,757	694,609
Enzo Biochem Inc.(a)	107,715	387,774
Fulgent Genetics Inc.(a)(b)	14,507	150,728
Genesis Healthcare Inc.(a)(b)	196,106	217,678
Hanger Inc.(a)	88,289	1,799,330
InfuSystem Holdings Inc.(a)(b)	40,437	213,912

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Joint Corp. (The)(a)	32,332	$601,698
Option Care Health Inc.(a)(b)	302,371	967,587
Owens & Minor Inc.(b)	150,793	876,107
PetIQ Inc.(a)(b)	46,810	1,276,041
Precipio Inc.(a)(b)	12,034	31,409
Providence Service Corp. (The)(a)	28,905	1,718,691
Psychemedics Corp.	12,357	112,572
Quorum Health Corp.(a)(b)	76,518	92,587
RadNet Inc.(a)	103,702	1,489,161
Sharps Compliance Corp.(a)(b)	36,285	150,583
Surgery Partners Inc.(a)	56,727	418,929
Triple-S Management Corp., Class B(a)	56,889	762,313

		17,911,096

Health Care Technology — 0.6%
Castlight Health Inc., Class B(a)(b)	246,690	347,833
Computer Programs & Systems Inc.	31,350	708,823
HealthStream Inc.(a)	64,728	1,675,808
HTG Molecular Diagnostics Inc.(a)(b)	65,795	44,741
Icad Inc.(a)(b)	38,497	263,704
MTBC Inc.(a)(b)	16,542	62,529
OptimizeRx Corp.(a)(b)	31,422	454,990
SCWorx Corp., NVS(a)(b)	9,994	23,986
Simulations Plus Inc.	29,727	1,031,527

		4,613,941

Hotels, Restaurants & Leisure — 2.1%
Ark Restaurants Corp.	6,042	122,411
BBQ Holdings Inc.(a)(b)	10,048	48,130
Biglari Holdings Inc., Class B, NVS(a)(b)	2,206	240,454
Carrols Restaurant Group Inc.(a)(b)	84,729	702,403
Century Casinos Inc.(a)(b)	68,085	526,297
Chuy’s Holdings Inc.(a)(b)	40,847	1,011,372
Del Taco Restaurants Inc.(a)(b)	71,874	734,912
Dover Motorsports Inc.	54,795	108,494
Drive Shack Inc.(a)(b)	151,942	654,870
El Pollo Loco Holdings Inc.(a)(b)	51,291	562,149
Empire Resorts Inc.(a)(b)	9,365	90,185
Everi Holdings Inc.(a)	166,529	1,408,835
FAT Brands Inc.(b)	4,413	22,374
Fiesta Restaurant Group Inc.(a)(b)	57,482	598,963
Full House Resorts Inc.(a)	63,033	136,151
Golden Entertainment Inc.(a)	42,666	567,031
Habit Restaurants Inc. (The), Class A(a)	51,188	447,383
Inspired Entertainment Inc.(a)	22,363	160,790
J Alexander’s Holdings Inc.(a)(b)	33,018	386,971
Kura Sushi USA Inc., Class A(a)	8,156	160,021
Lindblad Expeditions Holdings Inc.(a)(b)	56,565	948,029
Luby’s Inc.(a)(b)	49,727	94,645
Monarch Casino & Resort Inc.(a)	28,372	1,182,829
Nathan’s Famous Inc.	6,995	502,591
Noodles & Co.(a)(b)	71,612	405,324
ONE Group Hospitality Inc. (The)(a)	37,730	106,399
PlayAGS Inc.(a)(b)	65,017	668,375
Potbelly Corp.(a)(b)	53,940	235,178
RCI Hospitality Holdings Inc.	21,936	453,637
Red Lion Hotels Corp.(a)(b)	60,090	389,383
Red Robin Gourmet Burgers Inc.(a)	31,246	1,039,242
Ruth’s Hospitality Group Inc.	68,897	1,406,532
Town Sports International Holdings Inc.(a)(b)	40,669	66,697

		16,189,057

Security	Shares	Value

Household Durables — 1.5%
Bassett Furniture Industries Inc.	23,486	$359,336
Beazer Homes USA Inc.(a)(b)	69,942	1,042,136
Century Communities Inc.(a)(b)	63,354	1,940,533
CSS Industries Inc.	21,135	83,906
Flexsteel Industries Inc.	17,472	258,935
Green Brick Partners Inc.(a)	60,026	642,278
Hamilton Beach Brands Holding Co., Class A	16,115	260,579
Hooker Furniture Corp.	28,318	607,138
Hovnanian Enterprises Inc., Class A(a)(b)	12,196	234,773
Legacy Housing Corp.(a)(b)	12,048	195,178
Libbey Inc.(a)	52,637	176,334
Lifetime Brands Inc.	28,699	253,986
Lovesac Co. (The)(a)(b)	20,213	377,377
M/I Homes Inc.(a)	64,388	2,424,208
Mohawk Group Holdings Inc.(a)(b)	8,804	68,847
New Home Co. Inc. (The)(a)(b)	28,385	123,759
Purple Innovation Inc.(a)	9,873	74,344
Turtle Beach Corp.(a)(b)	32,158	375,284
Universal Electronics Inc.(a)	32,680	1,663,412
VOXX International Corp.(a)(b)	53,362	250,801
Vuzix Corp.(a)(b)	58,311	132,949
ZAGG Inc.(a)(b)	68,320	428,366

		11,974,459

Household Products — 0.0%
Oil-Dri Corp. of America	12,803	436,070

Independent Power and Renewable Electricity Producers — 0.1%
Atlantic Power Corp.(a)	260,518	609,612
Sunnova Energy International Inc.(a)	32,527	349,665

		959,277

Insurance — 1.5%
Blue Capital Reinsurance Holdings Ltd.	14,327	105,590
Citizens Inc./TX(a)(b)	123,443	848,053
Conifer Holdings Inc.(a)(b)	13,951	52,874
Crawford & Co., Class A, NVS	38,786	421,992
Donegal Group Inc., Class A	29,906	438,422
FedNat Holding Co.	29,252	409,235
Global Indemnity Ltd.	20,964	523,471
Greenlight Capital Re Ltd., Class A(a)(b)	73,148	768,054
Hallmark Financial Services Inc.(a)(b)	33,447	639,841
HCI Group Inc.	15,512	652,125
Health Insurance Innovations Inc., Class A(a)(b)	23,997	598,245
Heritage Insurance Holdings Inc.	64,119	958,579
Independence Holding Co.	12,030	464,238
Investors Title Co.	3,274	524,167
Kingstone Companies Inc.	22,826	194,478
Kingsway Financial Services Inc.(a)	19,313	42,682
NI Holdings Inc.(a)	25,793	442,092
Palomar Holdings Inc.(a)(b)	14,029	553,023
ProSight Global Inc.(a)(b)	22,096	427,779
Protective Insurance Corp., Class B	22,571	393,864
Tiptree Inc.	66,650	485,212
United Insurance Holdings Corp.	51,546	721,129
Watford Holdings Ltd.(a)(b)	49,312	1,328,958

		11,994,103

Interactive Media & Services — 0.5%
AutoWeb Inc.(a)	22,973	71,216
Care.com Inc.(a)(b)	53,243	556,389
DHI Group Inc.(a)	124,903	480,877

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
EverQuote Inc., Class A(a)	21,244	$453,347
Meet Group Inc. (The)(a)	179,208	586,906
QuinStreet Inc.(a)	110,040	1,385,404
Super League Gaming Inc.(a)(b)	9,155	40,465
Travelzoo(a)	12,761	136,415

		3,711,019

Internet & Direct Marketing Retail — 0.5%
Duluth Holdings Inc., Class B(a)(b)	27,752	235,337
Lands’ End Inc.(a)(b)	25,754	292,179
Leaf Group Ltd.(a)(b)	43,655	183,351
Liquidity Services Inc.(a)	68,977	510,430
Monaker Group Inc.(a)(b)	8,329	19,157
Overstock.com Inc.(a)(b)	66,548	704,743
PetMed Express Inc.	47,096	848,670
Remark Holdings Inc.(a)(b)	79,848	83,441
Rubicon Project Inc. (The)(a)	118,510	1,032,222
RumbleON Inc., Class B(a)(b)	32,927	95,159
U.S. Auto Parts Network Inc.(a)(b)	63,443	98,337
Waitr Holdings Inc.(a)(b)	129,789	166,779

		4,269,805

IT Services — 2.0%
ALJ Regional Holdings Inc.(a)(b)	53,861	74,867
Brightcove Inc.(a)	94,576	991,156
Carbonite Inc.(a)(b)	81,318	1,259,616
Cass Information Systems Inc.	34,884	1,883,387
Computer Task Group Inc.(a)	33,783	168,915
CSP Inc.	9,189	123,960
Exela Technologies Inc.(a)(b)	110,983	130,960
Hackett Group Inc. (The)	59,680	982,333
I3 Verticals Inc., Class A(a)(b)	35,441	713,073
Information Services Group Inc.(a)	93,935	233,428
Internap Corp.(a)(b)	62,068	160,135
International Money Express Inc.(a)	33,277	457,226
Limelight Networks Inc.(a)(b)	277,487	840,786
MoneyGram International Inc.(a)(b)	75,982	302,408
Paysign Inc.(a)(b)	73,265	739,977
Perficient Inc.(a)(b)	79,833	3,079,957
PFSweb Inc.(a)(b)	36,579	92,545
PRGX Global Inc.(a)(b)	54,001	278,105
ServiceSource International Inc.(a)	218,564	192,336
StarTek Inc.(a)(b)	41,459	268,240
Steel Connect Inc.(a)(b)	92,649	160,283
Tucows Inc., Class A(a)(b)	23,291	1,261,441
Unisys Corp.(a)(b)	125,061	929,203
USIO Inc.(a)(b)	18,303	36,789

		15,361,126

Leisure Products — 0.6%
American Outdoor Brands Corp.(a)	131,787	770,954
Clarus Corp.	55,835	654,665
Escalade Inc.	26,887	292,800
Johnson Outdoors Inc., Class A	11,914	697,684
Malibu Boats Inc., Class A(a)(b)	50,235	1,541,210
Marine Products Corp.	18,382	260,289
MasterCraft Boat Holdings Inc.(a)(b)	44,822	668,968
Nautilus Inc.(a)(b)	75,166	101,474

		4,988,044

Life Sciences Tools & Services — 0.5%
BioNano Genomics Inc.(a)(b)	4,699	3,289
Champions Oncology Inc.(a)(b)	16,069	90,790

Security	Shares	Value

Life Sciences Tools & Services (continued)
ChromaDex Corp.(a)(b)	95,576	$376,091
Fluidigm Corp.(a)(b)	169,844	786,378
Harvard Bioscience Inc.(a)(b)	90,061	276,938
NanoString Technologies Inc.(a)(b)	81,705	1,764,011
Personalis Inc.(a)(b)	21,590	316,833
Quanterix Corp.(a)(b)	31,813	698,613

		4,312,943

Machinery — 2.4%
Blue Bird Corp.(a)(b)	36,206	689,181
Briggs & Stratton Corp.	98,812	598,801
Columbus McKinnon Corp./NY	55,919	2,037,129
Commercial Vehicle Group Inc.(a)(b)	73,637	530,923
Douglas Dynamics Inc.	54,535	2,430,625
Eastern Co. (The)	13,665	339,165
Energy Recovery Inc.(a)(b)	91,379	846,626
ExOne Co. (The)(a)(b)	27,210	240,809
FreightCar America Inc.(a)(b)	26,946	130,688
Gencor Industries Inc.(a)	23,231	269,712
Graham Corp.	24,055	477,732
Hurco Companies Inc.	14,769	475,119
Jason Industries Inc.(a)(b)	42,132	14,957
Kadant Inc.	26,736	2,347,153
LB Foster Co., Class A(a)	24,895	539,475
LS Starrett Co. (The), Class A(a)	14,685	85,173
Luxfer Holdings PLC	63,630	991,355
Lydall Inc.(a)(b)	41,339	1,029,755
Manitex International Inc.(a)(b)	35,592	236,687
Miller Industries Inc./TN	26,183	871,894
NN Inc.	102,547	731,160
Omega Flex Inc.	6,980	713,705
Park-Ohio Holdings Corp.	20,314	606,576
Perma-Pipe International Holdings Inc.(a)(b)	22,225	214,249
Spartan Motors Inc.	83,652	1,147,705
Titan International Inc.	122,895	331,817
Twin Disc Inc.(a)	25,071	265,502

		19,193,673

Marine — 0.3%
Eagle Bulk Shipping Inc.(a)	106,338	465,229
Genco Shipping & Trading Ltd.(a)(b)	36,850	339,020
Navios Maritime Holdings Inc.(a)(b)	24,261	116,695
Pangaea Logistics Solutions Ltd.	31,829	102,171
Safe Bulkers Inc.(a)(b)	125,683	219,945
Scorpio Bulkers Inc.	133,195	809,826

		2,052,886

Media — 1.6%
AH Belo Corp., Class A	53,835	201,881
Beasley Broadcast Group Inc., Class A	17,725	54,948
Boston Omaha Corp., Class A(a)	25,101	497,753
Cardlytics Inc.(a)	33,402	1,119,635
Central European Media Enterprises Ltd., Class A(a)	220,130	989,484
comScore Inc.(a)(b)	120,664	230,468
Cumulus Media Inc., Class A(a)(b)	34,823	506,326
Daily Journal Corp.(a)(b)	1,480	366,389
Emmis Communications Corp., Class A(a)(b)	27,186	136,202
Entercom Communications Corp., Class A	305,133	1,019,144
Entravision Communications Corp., Class A	147,935	470,433
Fluent Inc.(a)(b)	105,459	288,430
Hemisphere Media Group Inc.(a)	46,723	570,955
Lee Enterprises Inc.(a)(b)	131,394	268,044

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Marchex Inc., Class B(a)	86,824	$272,627
MDC Partners Inc., Class A(a)	138,135	389,541
National CineMedia Inc.	152,505	1,250,541
New Media Investment Group Inc.	146,418	1,289,943
Saga Communications Inc., Class A	9,920	295,120
Salem Media Group Inc.	29,113	44,543
SRAX Inc.(a)(b)	26,255	60,387
TechTarget Inc.(a)	55,870	1,258,472
Townsquare Media Inc., Class A	23,231	163,314
Tribune Publishing Co.	44,776	384,178
Urban One Inc., NVS(a)	54,765	108,982

		12,237,740

Metals & Mining — 0.8%
Ampco-Pittsburgh Corp.(a)(b)	22,495	82,782
Caledonia Mining Corp. PLC, NVS(a)(b)	4,537	30,625
Friedman Industries Inc.(b)	18,162	117,871
Gold Resource Corp.(b)	144,626	441,109
Haynes International Inc.	30,367	1,088,353
Mayville Engineering Co. Inc.(a)	15,118	199,407
Olympic Steel Inc.	21,726	312,854
Ramaco Resources Inc.(a)(b)	20,576	76,851
Ryerson Holding Corp.(a)	38,891	331,740
Schnitzer Steel Industries Inc., Class A	62,698	1,295,341
SunCoke Energy Inc.(a)	186,315	1,050,817
Synalloy Corp.	20,468	326,465
TimkenSteel Corp.(a)	98,166	617,464
Universal Stainless & Alloy Products Inc.(a)(b)	20,885	325,806

		6,297,485

Mortgage Real Estate Investment — 1.5%
AG Mortgage Investment Trust Inc.	83,407	1,263,616
Anworth Mortgage Asset Corp.	241,197	795,950
Ares Commercial Real Estate Corp.	68,763	1,047,260
Arlington Asset Investment Corp., Class A	95,386	523,669
Cherry Hill Mortgage Investment Corp.	42,608	558,165
Dynex Capital Inc.	61,730	912,369
Ellington Financial Inc.	72,451	1,309,190
Ellington Residential Mortgage REIT	28,040	295,542
Exantas Capital Corp.	76,985	875,319
Great Ajax Corp.	42,501	658,766
Hunt Companies Finance Trust Inc.	46,140	155,030
Manhattan Bridge Capital Inc.	16,400	105,616
Orchid Island Capital Inc.	140,598	808,439
Ready Capital Corp.	79,886	1,271,785
Western Asset Mortgage Capital Corp.	115,446	1,114,054

		11,694,770

Multi-Utilities — 0.3%
Unitil Corp.	36,261	2,300,398

Multiline Retail — 0.1%
JC Penney Co. Inc.(a)(b)	769,344	683,870
Tuesday Morning Corp.(a)(b)	110,572	173,598

		857,468

Oil, Gas & Consumable Fuels — 2.8%
Abraxas Petroleum Corp.(a)(b)	398,157	202,065
Adams Resources & Energy Inc.	5,439	168,609
American Resources Corp.(a)(b)	21,437	12,648
Amplify Energy Corp.(b)	32,257	199,026
Ardmore Shipping Corp.(a)	83,235	556,842
Bonanza Creek Energy Inc.(a)	45,818	1,025,865

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Centrus Energy Corp., Class A(a)(b)	13,307	$48,571
Chaparral Energy Inc., Class A(a)(b)	71,988	96,464
Clean Energy Fuels Corp.(a)(b)	330,788	683,077
Comstock Resources Inc.(a)(b)	36,526	284,538
Contango Oil & Gas Co.(a)(b)	71,467	198,678
DHT Holdings Inc.	221,641	1,363,092
Diamond S Shipping Inc.(a)	54,444	599,973
Dorian LPG Ltd.(a)(b)	69,125	716,135
Earthstone Energy Inc., Class A(a)(b)	47,482	154,317
Energy Fuels Inc./Canada(a)(b)	217,299	419,387
Evolution Petroleum Corp.	67,965	396,916
Falcon Minerals Corp.	95,166	547,205
Goodrich Petroleum Corp.(a)	23,765	252,622
Hallador Energy Co.	52,607	190,437
HighPoint Resources Corp.(a)	266,473	423,692
International Seaways Inc.(a)	62,263	1,199,185
Isramco Inc.(a)	2,187	268,323
Lilis Energy Inc.(a)(b)	206,039	68,611
Lonestar Resources U.S. Inc., Class A(a)	56,585	153,911
Montage Resources Corp.(a)(b)	50,861	192,255
NACCO Industries Inc., Class A	9,306	594,746
Navios Maritime Acquisition Corp.	18,788	126,443
NextDecade Corp.(a)	28,597	164,719
Nordic American Tankers Ltd.	341,467	737,569
Northern Oil and Gas Inc.(a)	691,877	1,356,079
Overseas Shipholding Group Inc., Class A(a)	159,373	278,903
Pacific Ethanol Inc.(a)(b)	118,488	66,744
Panhandle Oil and Gas Inc., Class A	39,162	547,485
PEDEVCO Corp.(a)(b)	17,544	25,965
Penn Virginia Corp.(a)(b)	32,826	954,252
Renewable Energy Group Inc.(a)(b)	88,840	1,333,044
REX American Resources Corp.(a)	13,835	1,056,026
Ring Energy Inc.(a)(b)	151,628	248,670
Roan Resources Inc.(a)(b)	83,658	102,899
Rosehill Resources Inc.(a)	25,851	50,409
SandRidge Energy Inc.(a)	72,740	341,878
SilverBow Resources Inc.(a)(b)	17,677	171,290
Teekay Corp.(b)	166,380	665,520
Teekay Tankers Ltd., Class A(a)	470,318	611,413
Torchlight Energy Resources Inc.(a)(b)	125,247	147,791
Uranium Energy Corp.(a)(b)	448,087	436,840
VAALCO Energy Inc.(a)(b)	142,563	289,403
Vertex Energy Inc.(a)(b)	76,546	87,262
W&T Offshore Inc.(a)(b)	227,733	995,193

		21,812,987

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)(b)	38,988	823,427
Verso Corp., Class A(a)(b)	84,362	1,044,401

		1,867,828

Personal Products — 0.2%
Lifevantage Corp.(a)(b)	34,799	476,746
Mannatech Inc.	5,558	95,875
Natural Alternatives International Inc.(a)(b)	14,463	120,766
Natural Health Trends Corp.	17,826	126,208
Nature’s Sunshine Products Inc.(a)	22,209	184,113
United-Guardian Inc.	8,721	163,519
Veru Inc.(a)(b)	112,461	242,916
Youngevity International Inc.(a)(b)	20,633	92,230

		1,502,373

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 3.2%
AcelRx Pharmaceuticals Inc.(a)(b)	191,257	$420,765
Acer Therapeutics Inc.(a)(b)	15,278	48,737
Aclaris Therapeutics Inc.(a)	75,489	81,528
Adamis Pharmaceuticals Corp.(a)(b)	115,390	81,292
Adolor Corp. Escrow(a)(c)	77,501	1
Aerpio Pharmaceuticals Inc.(a)(b)	55,559	37,713
Agile Therapeutics Inc.(a)(b)	68,020	80,604
ANI Pharmaceuticals Inc.(a)(b)	22,517	1,641,039
Aquestive Therapeutics Inc.(a)(b)	27,090	86,146
Arvinas Holding Co. LLC(a)(b)	43,165	930,206
Assertio Therapeutics Inc.(a)(b)	163,161	208,846
Avenue Therapeutics Inc.(a)(b)	17,177	102,375
Axsome Therapeutics Inc.(a)(b)	59,936	1,213,105
Aytu BioScience Inc.(a)(b)	16,569	20,048
BioDelivery Sciences International Inc.(a)(b)	201,983	850,348
Cara Therapeutics Inc.(a)(b)	97,470	1,781,752
cbdMD Inc.(a)	24,286	96,173
Cerecor Inc.(a)(b)	52,796	173,699
Chiasma Inc.(a)(b)	76,207	377,225
Clearside Biomedical Inc.(a)(b)	84,323	53,123
Cocrystal Pharma Inc.(a)(b)	30,898	63,032
Collegium Pharmaceutical Inc.(a)	79,197	909,182
CorMedix Inc.(a)(b)	57,613	367,571
Cumberland Pharmaceuticals Inc.(a)(b)	26,286	155,876
Cymabay Therapeutics Inc.(a)(b)	171,624	878,715
Dermira Inc.(a)(b)	114,365	730,792
Dova Pharmaceuticals Inc.(a)(b)	20,124	562,466
Eloxx Pharmaceuticals Inc.(a)	55,318	250,037
Eton Pharmaceuticals Inc.(a)(b)	19,047	120,377
Evofem Biosciences Inc.(a)(b)	36,414	183,527
Evolus Inc.(a)(b)	34,105	532,720
Eyenovia Inc.(a)(b)	19,237	71,177
EyePoint Pharmaceuticals Inc.(a)(b)	152,267	275,603
Fulcrum Therapeutics Inc.(a)(b)	11,005	73,073
Harrow Health Inc.(a)(b)	53,375	299,967
Innovate Biopharmaceuticals Inc.(a)(b)	80,668	86,315
Kala Pharmaceuticals Inc.(a)(b)	57,104	217,281
Kaleido Biosciences Inc.(a)(b)	13,410	100,977
KemPharm Inc.(a)(b)	59,493	40,979
Lannett Co. Inc.(a)	77,986	873,443
Lipocine Inc.(a)	49,541	139,210
Liquidia Technologies Inc.(a)	32,332	115,102
Marinus Pharmaceuticals Inc.(a)(b)	121,854	187,655
Melinta Therapeutics Inc.(a)(b)	21,063	80,250
Menlo Therapeutics Inc.(a)(b)	39,312	176,118
Neos Therapeutics Inc.(a)(b)	119,830	177,348
Novan Inc.(a)(b)	46,953	121,139
Novus Therapeutics Inc.(a)(b)	23,606	14,853
Ocular Therapeutix Inc.(a)(b)	91,909	279,403
Odonate Therapeutics Inc.(a)(b)	28,702	747,113
Omeros Corp.(a)(b)	115,558	1,887,062
Omthera Pharmaceuticals Inc., NVS(c)	60,904	16,444
OncoMed Pharmaceuticals Inc., NVS(c)	60,904	609
Opiant Pharmaceuticals Inc.(a)	9,729	150,994
Optinose Inc.(a)(b)	61,205	428,435
Oramed Pharmaceuticals Inc.(a)(b)	35,661	113,759
Osmotica Pharmaceuticals PLC(a)(b)	21,452	82,376
Otonomy Inc.(a)	66,554	159,064
Paratek Pharmaceuticals Inc.(a)(b)	77,725	335,772
PLx Pharma Inc.(a)(b)	5,949	30,340

Security	Shares	Value

Pharmaceuticals (continued)
ProPhase Labs Inc.	19,393	$35,489
Provention Bio Inc.(a)(b)	60,633	413,820
resTORbio Inc.(a)	36,506	322,713
Revance Therapeutics Inc.(a)(b)	108,588	1,411,644
scPharmaceuticals Inc.(a)	16,099	95,306
SCYNEXIS Inc.(a)(b)	129,518	137,937
Seelos Therapeutics Inc.(a)	40,504	37,183
Senestech Inc.(a)(b)	56,166	56,728
Sienna Biopharmaceuticals Inc.(a)(b)	55,259	11,162
SIGA Technologies Inc.(a)	138,200	707,584
Strongbridge Biopharma PLC(a)	90,191	215,556
Tetraphase Pharmaceuticals Inc.(a)(b)	6,884	36,621
Verrica Pharmaceuticals Inc.(a)(b)	31,330	462,431
VIVUS Inc.(a)(b)	14,484	55,619
Xeris Pharmaceuticals Inc.(a)(b)	65,796	646,775
Zynerba Pharmaceuticals Inc.(a)(b)	51,228	387,284

		25,354,733

Professional Services — 1.9%
Acacia Research Corp.(a)	105,366	282,381
Barrett Business Services Inc.	17,513	1,555,505
BG Staffing Inc.	23,974	458,143
CRA International Inc.	18,744	786,686
DLH Holdings Corp.(a)(b)	13,761	62,337
Forrester Research Inc.	26,672	857,238
Franklin Covey Co.(a)	25,567	894,845
GP Strategies Corp.(a)	31,539	404,961
Heidrick & Struggles International Inc.	45,533	1,243,051
Hill International Inc.(a)(b)	91,920	274,841
Hudson Global Inc.(a)(b)	8,211	100,749
InnerWorkings Inc.(a)(b)	108,698	481,532
Kelly Services Inc., Class A, NVS	80,375	1,946,682
Kforce Inc.	51,608	1,952,589
Mastech Digital Inc.(a)(b)	9,124	54,753
Mistras Group Inc.(a)	44,660	732,424
RCM Technologies Inc.(a)	24,007	72,021
Red Violet Inc.(a)(b)	13,889	175,140
Resources Connection Inc.	74,490	1,265,585
Volt Information Sciences Inc.(a)(b)	35,492	112,155
Willdan Group Inc.(a)(b)	24,563	861,670

		14,575,288

Real Estate Management & Development — 0.6%
Altisource Asset Management Corp.(a)	1,106	10,319
Altisource Portfolio Solutions SA	14,049	284,071
American Realty Investors Inc.(a)	6,104	93,880
Consolidated-Tomoka Land Co.	12,157	797,499
eXp World Holdings Inc.(a)(b)	39,029	327,063
Forestar Group Inc.(a)	27,005	493,651
FRP Holdings Inc.(a)	17,361	833,675
Griffin Industrial Realty Inc.	3,096	117,493
Maui Land & Pineapple Co. Inc.(a)(b)	16,532	179,868
Rafael Holdings Inc., Class B(a)(b)	26,286	550,955
Tejon Ranch Co.(a)(b)	54,335	922,065
Trinity Place Holdings Inc.(a)(b)	43,918	175,672

		4,786,211

Road & Rail — 0.3%
Covenant Transportation Group Inc., Class A(a)	29,315	481,939
Daseke Inc.(a)(b)	110,126	275,315
PAM Transportation Services Inc.(a)(b)	4,624	273,325
Roadrunner Transportation Systems Inc.(a)(b)	8,699	90,122

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
U.S. Xpress Enterprises Inc., Class A(a)(b)	53,367	$257,229
Universal Logistics Holdings Inc.	19,573	455,659
USA Truck Inc.(a)(b)	18,485	148,434
YRC Worldwide Inc.(a)(b)	82,029	247,727

		2,229,750

Semiconductors & Semiconductor Equipment — 2.6%
Adesto Technologies Corp.(a)(b)	66,213	566,783
Aehr Test Systems(a)(b)	48,807	87,365
Alpha & Omega Semiconductor Ltd.(a)	48,749	598,638
Amtech Systems Inc.(a)(b)	29,722	157,527
Atomera Inc.(a)(b)	35,314	133,134
Axcelis Technologies Inc.(a)	77,837	1,330,234
AXT Inc.(a)	94,290	335,672
CEVA Inc.(a)	53,550	1,599,003
Cohu Inc.	98,288	1,327,379
CyberOptics Corp.(a)(b)	17,387	248,982
DSP Group Inc.(a)	55,479	781,422
Everspin Technologies Inc.(a)(b)	30,140	184,758
GSI Technology Inc.(a)(b)	38,323	335,709
Ichor Holdings Ltd.(a)(b)	53,305	1,288,915
Impinj Inc.(a)	36,381	1,121,626
inTEST Corp.(a)	24,344	113,200
Kopin Corp.(a)(b)	173,660	117,794
Nanometrics Inc.(a)(b)	56,649	1,847,890
NeoPhotonics Corp.(a)	93,369	568,617
NVE Corp.	11,554	766,608
PDF Solutions Inc.(a)(b)	70,674	923,709
Photronics Inc.(a)	156,303	1,700,577
Pixelworks Inc.(a)(b)	91,711	339,331
Rudolph Technologies Inc.(a)	74,393	1,960,999
SMART Global Holdings Inc.(a)(b)	31,646	806,340
Ultra Clean Holdings Inc.(a)(b)	94,565	1,383,959

		20,626,171

Software — 2.9%
A10 Networks Inc.(a)(b)	139,511	968,206
Agilysys Inc.(a)	46,099	1,180,595
American Software Inc./GA, Class A	70,582	1,060,142
Asure Software Inc.(a)(b)	29,587	198,529
AudioEye Inc.(a)(b)	10,408	40,279
Aware Inc./MA(a)	41,207	120,737
ChannelAdvisor Corp.(a)(b)	67,293	627,844
CYREN Ltd., NVS(a)	8,430	14,247
Digimarc Corp.(a)	28,334	1,107,576
Digital Turbine Inc.(a)(b)	190,649	1,228,733
Domo Inc., Class B(a)	43,073	688,307
eGain Corp.(a)(b)	49,317	394,783
Finjan Holdings Inc.(a)(b)	48,655	97,310
GlobalSCAPE Inc.	29,006	332,699
GSE Systems Inc.(a)	45,562	75,633
GTY Technology Holdings Inc.(a)	89,118	558,770
Ideanomics Inc.(a)(b)	124,201	186,922
Intelligent Systems Corp.(a)(b)	16,744	695,546
Inuvo Inc.(a)(b)	64,124	17,313
Issuer Direct Corp.(a)	5,392	55,753
Majesco(a)(b)	19,772	166,876
Mam Software Group Inc.(a)(b)	18,705	225,956
Mind CTI Ltd.	54,605	128,322
Mitek Systems Inc.(a)(b)	78,542	757,930
MobileIron Inc.(a)(b)	236,007	1,544,666

Security	Shares	Value

Software (continued)
Model N Inc.(a)	80,819	$2,243,535
NetSol Technologies Inc.(a)(b)	25,164	139,660
OneSpan Inc.(a)	80,280	1,164,060
Park City Group Inc.(a)(b)	30,443	175,656
Phunware Inc.(a)(b)	62,233	89,616
QAD Inc., Class A	27,052	1,249,261
Qumu Corp.(a)	19,610	65,301
RealNetworks Inc.(a)(b)	59,644	99,009
Rimini Street Inc.(a)	48,804	213,762
Riot Blockchain Inc.(a)(b)	37,966	67,579
Seachange International Inc.(a)(b)	72,905	209,966
SharpSpring Inc.(a)(b)	21,655	210,053
ShotSpotter Inc.(a)(b)	19,639	452,286
SITO Mobile Ltd.(a)(b)	57,461	49,698
Smith Micro Software Inc.(a)(b)	59,438	323,046
Support.com Inc.(a)	47,727	73,500
Synacor Inc.(a)(b)	79,192	108,493
Synchronoss Technologies Inc.(a)	95,236	514,274
Telaria Inc.(a)(b)	106,301	734,540
Telenav Inc.(a)(b)	79,066	377,935
Veritone Inc.(a)(b)	36,966	131,969
VirnetX Holding Corp.(a)(b)	149,010	804,654
Zix Corp.(a)	130,158	942,344

		22,913,871

Specialty Retail — 2.4%
America’s Car-Mart Inc./TX(a)(b)	14,975	1,373,208
Ascena Retail Group Inc.(a)(b)	375,801	99,249
Barnes & Noble Education Inc.(a)(b)	95,675	298,506
Big 5 Sporting Goods Corp.	49,747	103,474
Blink Charging Co.(a)(b)	44,693	114,861
Boot Barn Holdings Inc.(a)	68,032	2,374,317
Build-A-Bear Workshop Inc.(a)(b)	35,443	111,645
Cato Corp. (The), Class A	53,677	945,252
Chico’s FAS Inc.	278,627	1,122,867
Citi Trends Inc.	26,980	493,734
Conn’s Inc.(a)(b)	48,095	1,195,642
Container Store Group Inc. (The)(a)(b)	38,802	171,505
Destination Maternity Corp.(a)(b)	30,168	12,399
Destination XL Group Inc.(a)(b)	90,798	153,449
Express Inc.(a)(b)	158,030	543,623
GNC Holdings Inc., Class A(a)(b)	199,908	427,803
Haverty Furniture Companies Inc.	43,014	871,894
Hibbett Sports Inc.(a)(b)	42,909	982,616
J. Jill Inc.(b)	41,987	79,775
Kirkland’s Inc.(a)(b)	38,572	59,401
Lazydays Holdings Inc.(a)	14,575	69,231
Lumber Liquidators Holdings Inc.(a)(b)	70,144	692,321
MarineMax Inc.(a)(b)	50,729	785,285
RTW RetailWinds Inc.(a)(b)	75,772	103,808
Sears Hometown and Outlet Stores Inc.(a)(b)	23,840	82,010
Shoe Carnival Inc.	22,089	715,904
Sportsman’s Warehouse Holdings Inc.(a)(b)	100,824	522,268
Stage Stores Inc.(b)	60,506	113,751
Tailored Brands Inc.(b)	121,851	536,144
Tandy Leather Factory Inc.(a)(b)	15,863	74,239
Tile Shop Holdings Inc.	87,490	279,093
Tilly’s Inc., Class A	52,766	498,111
Vitamin Shoppe Inc.(a)	38,978	254,137
Winmark Corp.	5,735	1,011,597

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Zumiez Inc.(a)(b)	48,060	$1,522,300

		18,795,419

Technology Hardware, Storage & Peripherals — 0.3%
AstroNova Inc.	17,444	282,069
Avid Technology Inc.(a)(b)	68,330	422,963
Boxlight Corp., Class A(a)(b)	10,063	18,516
Eastman Kodak Co.(a)	36,578	96,566
Immersion Corp.(a)	78,647	601,650
Intevac Inc.(a)	56,167	294,315
One Stop Systems Inc.(a)(b)	18,974	55,973
Sonim Technologies Inc.(a)	8,295	24,304
TransAct Technologies Inc.	17,982	219,021

		2,015,377

Textiles, Apparel & Luxury Goods — 0.6%
Centric Brands Inc.(a)(b)	22,223	55,780
Charles & Colvard Ltd.(a)(b)	52,586	85,715
Crown Crafts Inc.	25,595	159,969
Culp Inc.	26,133	425,968
Delta Apparel Inc.(a)(b)	15,144	359,670
Jerash Holdings U.S. Inc.	3,125	23,437
Lakeland Industries Inc.(a)(b)	21,339	259,482
Movado Group Inc.	37,712	937,520
Rocky Brands Inc.	16,046	533,209
Sequential Brands Group Inc.(a)(b)	103,580	22,995
Superior Group of Companies Inc.	25,747	415,042
Unifi Inc.(a)	34,520	756,678
Vera Bradley Inc.(a)(b)	50,118	506,192
Vince Holding Corp.(a)(b)	7,517	142,748

		4,684,405

Thrifts & Mortgage Finance — 3.6%
Bridgewater Bancshares Inc.(a)(b)	57,603	687,780
Central Federal Corp.(a)(b)	10,529	130,454
Dime Community Bancshares Inc.	77,104	1,650,797
Entegra Financial Corp.(a)	17,009	510,950
ESSA Bancorp. Inc.	29,093	477,707
Federal Agricultural Mortgage Corp., Class C, NVS	22,171	1,810,484
First Defiance Financial Corp.	49,712	1,439,908
First Seacoast Bancorp.(a)	5,852	54,833
FS Bancorp. Inc.	10,853	569,783
Hingham Institution for Savings	3,482	658,098
Home Bancorp. Inc.	20,139	785,220
HomeStreet Inc.(a)	57,117	1,560,436
Impac Mortgage Holdings Inc.(a)	25,897	203,809
Luther Burbank Corp.	51,921	588,265
Merchants Bancorp/IN	21,959	363,202
Meridian Bancorp. Inc.	122,881	2,304,019
MMA Capital Holdings Inc.(a)(b)	10,994	329,820
Mr Cooper Group Inc.(a)(b)	185,208	1,966,909
Ocwen Financial Corp.(a)	328,610	617,787
OP Bancorp	33,962	332,148
PB Bancorp Inc.	22,982	264,293
PCSB Financial Corp.(b)	42,676	853,093
Pioneer Bancorp Inc/NY(a)(b)	26,775	334,420
Ponce de Leon Federal Bank(a)(b)	25,994	365,476
Provident Bancorp. Inc.(a)(b)	11,775	282,953
Provident Financial Holdings Inc.	18,337	380,493
Prudential Bancorp. Inc.	25,909	440,712
Randolph Bancorp Inc.(a)	18,122	263,131
Rhinebeck Bancorp Inc.(a)(b)	13,393	143,305

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Riverview Bancorp. Inc.	56,928	$420,129
Sachem Capital Corp.	37,004	174,659
Security National Financial Corp., Class A(a)(b)	25,915	130,352
Severn Bancorp. Inc.	27,883	223,622
Southern Missouri Bancorp. Inc.	20,617	751,077
Sterling Bancorp Inc./MI(b)	43,119	420,841
Territorial Bancorp. Inc.	24,038	687,006
Timberland Bancorp. Inc./WA	18,850	518,375
United Community Financial Corp./OH	120,741	1,301,588
United Financial Bancorp. Inc.	124,241	1,693,405
Waterstone Financial Inc.	66,738	1,146,559
Western New England Bancorp Inc.	63,236	602,639

		28,440,537

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	281,971	637,255
Pyxus International Inc.(a)(b)	20,475	267,813
Turning Point Brands Inc.	20,406	470,562

		1,375,630

Trading Companies & Distributors — 0.9%
BlueLinx Holdings Inc.(a)(b)	21,677	700,818
CAI International Inc.(a)(b)	39,020	849,466
DXP Enterprises Inc./TX(a)(b)	39,339	1,365,850
EVI Industries Inc.(b)	11,170	356,546
Foundation Building Materials Inc.(a)(b)	36,157	560,072
General Finance Corp.(a)(b)	28,273	249,933
Houston Wire & Cable Co.(a)(b)	39,695	187,360
Huttig Building Products Inc.(a)(b)	59,372	124,681
Lawson Products Inc./DE(a)(b)	10,371	401,669
Titan Machinery Inc.(a)(b)	46,022	659,956
Transcat Inc.(a)	17,925	459,059
Veritiv Corp.(a)(b)	30,892	558,527
Willis Lease Finance Corp.(a)	7,432	411,584

		6,885,521

Water Utilities — 1.2%
AquaVenture Holdings Ltd.(a)(b)	30,890	600,193
Artesian Resources Corp., Class A, NVS	20,162	745,994
Cadiz Inc.(a)(b)	32,041	400,192
Connecticut Water Service Inc.	30,542	2,139,772
Consolidated Water Co. Ltd.	35,011	577,331
Global Water Resources Inc.	30,896	365,809
Middlesex Water Co.	39,350	2,556,176
Pure Cycle Corp.(a)(b)	42,634	438,278
York Water Co. (The)	32,641	1,425,106

		9,248,851

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)(b)	106,842	1,185,946
Gogo Inc.(a)(b)	134,607	811,680
Spok Holdings Inc.	45,360	541,599

		2,539,225

Total Common Stocks — 99.7% (Cost: $900,711,095)		782,493,565

Rights

Media — 0.0%
Social Reality Inc., (Expires 12/31/19)(a)(b)(c)	23,207	0	(d)

Total Rights — 0.0% (Cost: $0)		0	(d)

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

Energy Equipment & Services — 0.0%
Basic Energy Services Inc., (Expires 12/23/23)(a)	4,203	$29

Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy Inc., (Expires 04/28/20)(a)(b)	3,803	38

Thrifts & Mortgage Finance — 0.0%
Ditech Holding Corp., (Expires 01/31/28)(a)	2,752	14
Ditech Holding Corp., (Expires 02/19/28)(a)(c)	3,469	1

		15

Total Warrants — 0.0% (Cost: $0)		82

Short-Term Investments

Money Market Funds — 20.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(e)(f)(g)	162,331,401	162,412,566
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(e)(f)	1,145,000	1,145,000

		163,557,566

Total Short-Term Investments — 20.9% (Cost: $163,482,115)		163,557,566

Total Investments in Securities — 120.6% (Cost: $1,064,193,210)		946,051,213

Other Assets, Less Liabilities — (20.6)%		(161,526,423)

Net Assets — 100.0%		$784,524,790

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Huntington Ingalls Industries Inc.	32	$6,777
L3Harris Technologies Inc.	175	36,512
TransDigm Group Inc.	39	20,306

		63,595

Air Freight & Logistics — 0.1%
CH Robinson Worldwide Inc.	102	8,648

Airlines — 0.5%
Alaska Air Group Inc.	90	5,842
Southwest Airlines Co.	379	20,470

		26,312

Automobiles — 0.0%
Thor Industries Inc.	33	1,869

Banks — 11.4%
Associated Banc-Corp.	92	1,863
Bank of America Corp.	6,066	176,945
Bank of Hawaii Corp.	24	2,062
Bank OZK	76	2,073
BankUnited Inc.	55	1,849
BB&T Corp.	551	29,407
BOK Financial Corp.	23	1,820
CIT Group Inc.	68	3,081
Citizens Financial Group Inc.	313	11,071
Comerica Inc.	102	6,731
Commerce Bancshares Inc.	66	4,003
Cullen/Frost Bankers Inc.	36	3,188
East West Bancorp. Inc.	96	4,252
Fifth Third Bancorp	550	15,059
First Citizens BancShares Inc./NC, Class A	5	2,358
First Hawaiian Inc.	84	2,243
First Horizon National Corp.	256	4,147
First Republic Bank/CA	120	11,604
FNB Corp.	205	2,364
Huntington Bancshares Inc./OH	749	10,688
KeyCorp	701	12,506
M&T Bank Corp.	94	14,849
PacWest Bancorp	99	3,598
People’s United Financial Inc.	264	4,128
Pinnacle Financial Partners Inc.	49	2,781
PNC Financial Services Group Inc. (The)	322	45,132
Prosperity Bancshares Inc.	42	2,966
Regions Financial Corp.	704	11,137
Signature Bank/New York NY	35	4,173
Sterling Bancorp./DE	170	3,410
SunTrust Banks Inc.	319	21,947
SVB Financial Group(a)	35	7,313
Synovus Financial Corp.	122	4,363
TCF Financial Corp.	110	4,188
Texas Capital Bancshares Inc.(a)	30	1,640
U.S. Bancorp	1,037	57,388
Umpqua Holdings Corp.	140	2,304
Webster Financial Corp.	59	2,765
Wells Fargo & Co.	2,860	144,258
Western Alliance Bancorp	81	3,732
Wintrust Financial Corp.	34	2,197
Zions Bancorp. N.A.	115	5,120

		658,703

Security	Shares	Value

Beverages — 0.4%
Constellation Brands Inc., Class A	125	$25,910

Biotechnology — 1.5%
Agios Pharmaceuticals Inc.(a)	31	1,004
Alnylam Pharmaceuticals Inc.(a)	83	6,675
Bluebird Bio Inc.(a)	41	3,765
Exact Sciences Corp.(a)	97	8,766
Incyte Corp.(a)	136	10,095
Ionis Pharmaceuticals Inc.(a)	98	5,871
Moderna Inc.(a)	189	3,009
Neurocrine Biosciences Inc.(a)	67	6,037
Regeneron Pharmaceuticals Inc.(a)	64	17,754
Sage Therapeutics Inc.(a)	43	6,033
Sarepta Therapeutics Inc.(a)	63	4,745
Seattle Genetics Inc.(a)	98	8,369
United Therapeutics Corp.(a)	31	2,472

		84,595

Building Products — 0.1%
Armstrong World Industries Inc.	44	4,255

Capital Markets — 2.9%
Ameriprise Financial Inc.	95	13,975
Cboe Global Markets Inc.	85	9,767
Charles Schwab Corp. (The)	854	35,723
CME Group Inc.	255	53,892
E*TRADE Financial Corp.	166	7,253
Eaton Vance Corp., NVS	71	3,190
LPL Financial Holdings Inc.	66	5,405
Raymond James Financial Inc.	96	7,916
T Rowe Price Group Inc.	166	18,965
TD Ameritrade Holding Corp.	208	9,714

		165,800

Chemicals — 0.1%
Scotts Miracle-Gro Co. (The)	36	3,666

Commercial Services & Supplies — 1.4%
ADT Inc.	44	276
Cintas Corp.	65	17,426
IAA Inc.(a)	104	4,340
KAR Auction Services Inc.	123	3,020
Republic Services Inc.	168	14,540
Rollins Inc.	98	3,339
Waste Management Inc.	337	38,755

		81,696

Communications Equipment — 0.0%
EchoStar Corp., Class A(a)	50	1,981

Construction Materials — 0.5%
Eagle Materials Inc.	32	2,880
Martin Marietta Materials Inc.	48	13,157
Vulcan Materials Co.	102	15,427

		31,464

Consumer Finance — 1.5%
Ally Financial Inc.	274	9,086
Capital One Financial Corp.	336	30,569
Credit Acceptance Corp.(a)	6	2,768
Discover Financial Services	226	18,326
Navient Corp.	184	2,355
OneMain Holdings Inc.	60	2,201
Santander Consumer USA Holdings Inc.	93	2,373

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
SLM Corp.	278	$2,453
Synchrony Financial	478	16,295

		86,426

Containers & Packaging — 0.3%
Packaging Corp. of America	79	8,382
Westrock Co.	188	6,852

		15,234

Distributors — 0.1%
Pool Corp.	33	6,656

Diversified Consumer Services — 0.4%
frontdoor Inc.(a)	77	3,740
Grand Canyon Education Inc.(a)	34	3,339
H&R Block Inc.	149	3,519
Service Corp. International/U.S.	130	6,215
ServiceMaster Global Holdings Inc.(a)	104	5,814

		22,627

Diversified Financial Services — 3.7%
AXA Equitable Holdings Inc.	237	5,252
Berkshire Hathaway Inc., Class B(a)	957	199,075
Jefferies Financial Group Inc.	175	3,220
Voya Financial Inc.	92	5,009

		212,556

Diversified Telecommunication Services — 7.4%
AT&T Inc.	5,753	217,693
CenturyLink Inc.	902	11,257
Verizon Communications Inc.	3,261	196,834

		425,784

Electric Utilities — 7.4%
Alliant Energy Corp.	182	9,815
American Electric Power Co. Inc.	390	36,539
Avangrid Inc.	38	1,986
Duke Energy Corp.	578	55,407
Edison International	271	20,439
Entergy Corp.	156	18,308
Evergy Inc.	186	12,380
Eversource Energy	255	21,795
Exelon Corp.	763	36,861
FirstEnergy Corp.	418	20,160
Hawaiian Electric Industries Inc.	78	3,558
IDACORP Inc.	44	4,957
NextEra Energy Inc.	377	87,837
OGE Energy Corp.	169	7,669
PG&E Corp.(a)	379	3,790
Pinnacle West Capital Corp.	84	8,154
Southern Co. (The)	824	50,898
Xcel Energy Inc.	402	26,086

		426,639

Electrical Equipment — 0.2%
Acuity Brands Inc.	30	4,044
Hubbell Inc.	39	5,124

		9,168

Electronic Equipment, Instruments & Components — 0.2%
CDW Corp./DE	111	13,680

Energy Equipment & Services — 0.1%
Helmerich & Payne Inc.	78	3,126
Patterson-UTI Energy Inc.	219	1,872

		4,998

Security	Shares	Value

Entertainment — 0.1%
Liberty Media Corp.-Liberty Formula One, Class A(a)	32	$1,267
Madison Square Garden Co. (The), Class A(a)	13	3,426

		4,693

Equity Real Estate Investment Trusts (REITs) — 8.9%
Alexandria Real Estate Equities Inc.	77	11,861
American Campus Communities Inc.	91	4,375
American Homes 4 Rent, Class A	170	4,401
Apartment Investment & Management Co., Class A	117	6,100
Apple Hospitality REIT Inc.	123	2,039
AvalonBay Communities Inc.	100	21,533
Boston Properties Inc.	116	15,041
Brandywine Realty Trust	103	1,560
Brixmor Property Group Inc.	200	4,058
Brookfield Property REIT Inc., Class A	37	754
Camden Property Trust	67	7,438
Colony Capital Inc.	433	2,607
Columbia Property Trust Inc.	70	1,481
CoreSite Realty Corp.	23	2,803
Corporate Office Properties Trust	73	2,174
Cousins Properties Inc.	120	4,511
Crown Castle International Corp.	297	41,286
CubeSmart	152	5,305
CyrusOne Inc.	88	6,961
Douglas Emmett Inc.	109	4,668
Duke Realty Corp.	276	9,376
Empire State Realty Trust Inc., Class A	77	1,099
EPR Properties	49	3,766
Equity Commonwealth	75	2,569
Equity LifeStyle Properties Inc.	67	8,951
Equity Residential	260	22,428
Essex Property Trust Inc.	49	16,006
Extra Space Storage Inc.	85	9,930
Federal Realty Investment Trust	51	6,943
Gaming and Leisure Properties Inc.	137	5,239
HCP Inc.	370	13,183
Healthcare Trust of America Inc., Class A	136	3,996
Highwoods Properties Inc.	62	2,786
Host Hotels & Resorts Inc.	498	8,610
Hudson Pacific Properties Inc.	126	4,216
Invitation Homes Inc.	364	10,778
JBG SMITH Properties	101	3,960
Kilroy Realty Corp.	78	6,075
Kimco Realty Corp.	277	5,784
Lamar Advertising Co., Class A	55	4,506
Life Storage Inc.	30	3,162
Macerich Co. (The)	87	2,748
Mid-America Apartment Communities Inc.	86	11,181
National Retail Properties Inc.	110	6,204
Omega Healthcare Investors Inc.	166	6,937
Outfront Media Inc.	86	2,389
Paramount Group Inc.	107	1,428
Park Hotels & Resorts Inc.	153	3,820
Public Storage	107	26,244
Realty Income Corp.	229	17,560
Regency Centers Corp.	120	8,339
Retail Properties of America Inc., Class A	114	1,405
Service Properties Trust	105	2,708
Simon Property Group Inc.	221	34,399
SITE Centers Corp.	135	2,040
SL Green Realty Corp.	54	4,415

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Spirit Realty Capital Inc.	54	$2,584
STORE Capital Corp.	165	6,173
Sun Communities Inc.	64	9,501
Taubman Centers Inc.	35	1,429
UDR Inc.	209	10,132
Ventas Inc.	268	19,572
VEREIT Inc.	759	7,423
VICI Properties Inc.	359	8,131
Vornado Realty Trust	118	7,513
Weingarten Realty Investors	106	3,088

		511,682

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	26	4,190
Kroger Co. (The)	625	16,113
Sprouts Farmers Market Inc.(a)	120	2,321
U.S. Foods Holding Corp.(a)	162	6,658

		29,282

Food Products — 1.1%
Beyond Meat Inc.(a)	14	2,081
Conagra Brands Inc.	373	11,443
Flowers Foods Inc.	153	3,539
Hormel Foods Corp.	212	9,271
JM Smucker Co. (The)	92	10,122
Post Holdings Inc.(a)	49	5,186
Tyson Foods Inc., Class A	223	19,209

		60,851

Gas Utilities — 0.2%
Atmos Energy Corp.	88	10,023
National Fuel Gas Co.	59	2,768

		12,791

Health Care Equipment & Supplies — 0.1%
ABIOMED Inc.(a)	34	6,048

Health Care Providers & Services — 7.6%
AmerisourceBergen Corp.	126	10,374
Anthem Inc.	203	48,740
Cardinal Health Inc.	227	10,712
Centene Corp.(a)	319	13,800
Chemed Corp.	12	5,011
Cigna Corp.(a)	294	44,626
CVS Health Corp.	1,023	64,521
DaVita Inc.(a)	89	5,079
Encompass Health Corp.	74	4,683
Humana Inc.	106	27,101
MEDNAX Inc.(a)	91	2,058
Molina Healthcare Inc.(a)	48	5,267
Premier Inc., Class A(a)	32	925
Quest Diagnostics Inc.	106	11,345
UnitedHealth Group Inc.	745	161,903
Universal Health Services Inc., Class B	59	8,776
WellCare Health Plans Inc.(a)	38	9,849

		434,770

Health Care Technology — 0.3%
Cerner Corp.	251	17,111

Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment Corp.(a)	495	5,772
Chipotle Mexican Grill Inc.(a)	20	16,809
Choice Hotels International Inc.	32	2,847

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants Inc.	94	$11,113
Domino’s Pizza Inc.	31	7,582
Extended Stay America Inc.	126	1,845
Hilton Grand Vacations Inc.(a)	86	2,752
Planet Fitness Inc., Class A(a)	76	4,398
Six Flags Entertainment Corp.	74	3,758
Wendy’s Co. (The)	124	2,478

		59,354

Household Durables — 1.0%
DR Horton Inc.	260	13,705
Lennar Corp., Class A	218	12,175
Lennar Corp., Class B	12	532
NVR Inc.(a)	3	11,152
PulteGroup Inc.	195	7,127
Roku Inc.(a)	72	7,327
Toll Brothers Inc.	95	3,900

		55,918

Household Products — 0.0%
Spectrum Brands Holdings Inc.	4	231

Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy Inc.	196	7,761
Vistra Energy Corp.	356	9,516

		17,277

Insurance — 3.8%
Allstate Corp. (The)	238	25,866
American Financial Group Inc./OH	53	5,716
American National Insurance Co.	1	124
Athene Holding Ltd., Class A(a)	100	4,206
Brighthouse Financial Inc.(a)	72	2,914
Brown & Brown Inc.	157	5,661
Cincinnati Financial Corp.	115	13,417
CNA Financial Corp.	11	542
Erie Indemnity Co., Class A, NVS	15	2,785
Fidelity National Financial Inc.	203	9,015
First American Financial Corp.	88	5,193
Globe Life Inc.(a)	78	7,469
Hanover Insurance Group Inc. (The)	33	4,473
Hartford Financial Services Group Inc. (The)	253	15,334
Kemper Corp.	52	4,053
Lincoln National Corp.	153	9,229
Loews Corp.	200	10,296
Mercury General Corp.	12	671
Old Republic International Corp.	188	4,431
Principal Financial Group Inc.	199	11,371
Progressive Corp. (The)	420	32,445
Travelers Companies Inc. (The)	186	27,656
Unum Group	137	4,072
White Mountains Insurance Group Ltd.	2	2,160
WR Berkley Corp.	112	8,090

		217,189

Interactive Media & Services — 0.1%
Zillow Group Inc., Class A(a)	25	738
Zillow Group Inc., Class C, NVS(a)	74	2,207

		2,945

Internet & Direct Marketing Retail — 0.2%
GrubHub Inc.(a)	65	3,654
Wayfair Inc., Class A(a)	53	5,942

		9,596

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 2.4%
Black Knight Inc.(a)	113	$6,900
Booz Allen Hamilton Holding Corp.	102	7,244
Broadridge Financial Solutions Inc.	89	11,074
CACI International Inc., Class A(a)	22	5,088
CoreLogic Inc.(a)	59	2,730
Fiserv Inc.(a)	447	46,305
Jack Henry & Associates Inc.	58	8,466
Leidos Holdings Inc.	107	9,189
Paychex Inc.	251	20,775
Square Inc., Class A(a)	277	17,160
Switch Inc., Class A	78	1,219

		136,150

Machinery — 0.0%
Trinity Industries Inc.	108	2,125

Marine — 0.1%
Kirby Corp.(a)	53	4,354

Media — 4.7%
Altice USA Inc., Class A(a)	267	7,657
Cable One Inc.	4	5,019
Charter Communications Inc., Class A(a)	126	51,927
Comcast Corp., Class A	3,549	159,989
DISH Network Corp., Class A(a)	173	5,894
Fox Corp., Class A, NVS	293	9,240
Fox Corp., Class B(a)	144	4,542
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	54	2,245
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	134	5,622
New York Times Co. (The), Class A	133	3,788
Nexstar Media Group Inc., Class A	41	4,195
Sinclair Broadcast Group Inc., Class A	61	2,607
Sirius XM Holdings Inc.	1,036	6,480

		269,205

Metals & Mining — 0.4%
Nucor Corp.	232	11,811
Reliance Steel & Aluminum Co.	57	5,681
Steel Dynamics Inc.	182	5,423

		22,915

Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	430	6,919
Annaly Capital Management Inc.	1,110	9,768
Chimera Investment Corp.	120	2,347
MFA Financial Inc.	282	2,076
New Residential Investment Corp.	271	4,249
Starwood Property Trust Inc.	177	4,287
Two Harbors Investment Corp.	233	3,059

		32,705

Multi-Utilities — 3.4%
Ameren Corp.	190	15,209
CenterPoint Energy Inc.	414	12,495
CMS Energy Corp.	221	14,133
Consolidated Edison Inc.	262	24,751
Dominion Energy Inc.	635	51,460
DTE Energy Co.	142	18,880
MDU Resources Group Inc.	145	4,088
NiSource Inc.	280	8,378
Public Service Enterprise Group Inc.	393	24,397
WEC Energy Group Inc.	248	23,585

		197,376

Security	Shares	Value

Multiline Retail — 1.9%
Dollar General Corp.	206	$32,742
Dollar Tree Inc.(a)	185	21,119
Kohl’s Corp.	120	5,959
Macy’s Inc.	224	3,481
Nordstrom Inc.	104	3,502
Ollie’s Bargain Outlet Holdings Inc.(a)	51	2,991
Target Corp.	393	42,015

		111,809

Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp.	245	1,813
Antero Resources Corp.(a)	110	332
Cabot Oil & Gas Corp.	354	6,220
Centennial Resource Development Inc./DE, Class A(a)	40	181
Chesapeake Energy Corp.(a)	647	912
Cimarex Energy Co.	72	3,452
Concho Resources Inc.	151	10,253
Continental Resources Inc./OK(a)	59	1,817
Devon Energy Corp.	338	8,132
Diamondback Energy Inc.	135	12,138
EOG Resources Inc.	461	34,215
EQT Corp.	165	1,755
Equitrans Midstream Corp.	129	1,877
HollyFrontier Corp.	112	6,008
Kinder Morgan Inc./DE	1,529	31,513
Marathon Petroleum Corp.	515	31,286
ONEOK Inc.	326	24,023
Parsley Energy Inc., Class A	191	3,209
PBF Energy Inc., Class A	81	2,202
Pioneer Natural Resources Co.	130	16,350
Range Resources Corp.	102	390
Targa Resources Corp.	172	6,909
Williams Companies Inc. (The)	945	22,737
WPX Energy Inc.(a)	301	3,187

		230,911

Pharmaceuticals — 0.2%
Horizon Therapeutics PLC(a)	163	4,438
Jazz Pharmaceuticals PLC(a)	48	6,151
Nektar Therapeutics(a)	157	2,860

		13,449

Professional Services — 0.3%
CoStar Group Inc.(a)	28	16,610

Real Estate Management & Development — 0.1%
Howard Hughes Corp. (The)(a)	33	4,277

Road & Rail — 3.4%
AMERCO	6	2,340
CSX Corp.	608	42,116
JB Hunt Transport Services Inc.	65	7,192
Knight-Swift Transportation Holdings Inc.	85	3,086
Landstar System Inc.	27	3,040
Lyft Inc., Class A(a)	38	1,552
Norfolk Southern Corp.	211	37,908
Old Dominion Freight Line Inc.	51	8,669
Schneider National Inc., Class B	27	586
Union Pacific Corp.	558	90,385

		196,874

Software — 1.6%
2U Inc.(a)	21	342
Avalara Inc.(a)	44	2,961

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Intuit Inc.	197	$52,390
Paycom Software Inc.(a)	38	7,961
Paylocity Holding Corp.(a)	25	2,439
RealPage Inc.(a)	72	4,526
RingCentral Inc., Class A(a)	54	6,786
Trade Desk Inc. (The), Class A(a)	33	6,189
Tyler Technologies Inc.(a)	28	7,350

		90,944

Specialty Retail — 7.5%
Advance Auto Parts Inc.	53	8,766
AutoNation Inc.(a)	52	2,636
AutoZone Inc.(a)	19	20,608
Best Buy Co. Inc.	175	12,073
Burlington Stores Inc.(a)	51	10,191
CarMax Inc.(a)	137	12,056
Carvana Co.(a)	43	2,838
Dick’s Sporting Goods Inc.	67	2,734
Five Below Inc.(a)	47	5,927
Floor & Decor Holdings Inc., Class A(a)	43	2,200
Home Depot Inc. (The)	868	201,393
L Brands Inc.	155	3,037
Lowe’s Companies Inc.	617	67,845
O’Reilly Automotive Inc.(a)	60	23,911
Ross Stores Inc.	284	31,197
Tractor Supply Co.	100	9,044
Ulta Salon Cosmetics & Fragrance Inc.(a)	42	10,527
Urban Outfitters Inc.(a)	45	1,264
Williams-Sonoma Inc.	71	4,827

		433,074

Textiles, Apparel & Luxury Goods — 0.0%
Carter’s Inc.	31	2,827

Thrifts & Mortgage Finance — 0.2%
LendingTree Inc.(a)	7	2,173
MGIC Investment Corp.	296	3,724
New York Community Bancorp. Inc.	375	4,706
TFS Financial Corp.	10	180

		10,783

Tobacco — 1.1%
Altria Group Inc.	1,486	60,777

Trading Companies & Distributors — 0.6%
Fastenal Co.	438	14,310
HD Supply Holdings Inc.(a)	150	5,876
MSC Industrial Direct Co. Inc., Class A	29	2,103
United Rentals Inc.(a)	61	7,603
Watsco Inc.	23	3,891

		33,783

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	71	2,802

Water Utilities — 0.4%
American Water Works Co. Inc.	139	17,268
Aqua America Inc.	162	7,262

		24,530

Wireless Telecommunication Services — 0.4%
Sprint Corp.(a)	541	3,338
Telephone & Data Systems Inc.	63	1,626

Security	Shares	Value

Wireless Telecommunication Services (continued)
T-Mobile U.S. Inc.(a)	242	$19,062

		24,026

Total Common Stocks — 99.8% (Cost: $5,730,312)		5,744,306

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(b)(c)	8,000	8,000

Total Short-Term Investments — 0.1% (Cost: $8,000)		8,000

Total Investments in Securities — 99.9% (Cost: $5,738,312)		5,752,306

Other Assets, Less Liabilities — 0.1%		6,049

Net Assets — 100.0%		$5,758,355

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
BWX Technologies Inc.	683	$39,074
Curtiss-Wright Corp.	306	39,587
Hexcel Corp.	611	50,182
Huntington Ingalls Industries Inc.	293	62,055
Spirit AeroSystems Holdings Inc., Class A	744	61,187
Teledyne Technologies Inc.(a)	259	83,395

		335,480

Air Freight & Logistics — 0.1%
XPO Logistics Inc.(a)	663	47,451

Airlines — 0.3%
Alaska Air Group Inc.	870	56,472
Copa Holdings SA, Class A, NVS	228	22,515
JetBlue Airways Corp.(a)(b)	2,172	36,381

		115,368

Auto Components — 0.4%
BorgWarner Inc.	1,521	55,790
Gentex Corp.	1,849	50,912
Goodyear Tire & Rubber Co. (The)	1,676	24,143

		130,845

Automobiles — 0.2%
Harley-Davidson Inc.	1,137	40,898
Thor Industries Inc.	382	21,636

		62,534

Banks — 2.8%
Associated Banc-Corp.	1,163	23,551
Bank of Hawaii Corp.	290	24,920
Bank OZK	986	26,888
BankUnited Inc.	706	23,736
BOK Financial Corp.	233	18,442
CIT Group Inc.	692	31,355
Commerce Bancshares Inc.	720	43,668
Cullen/Frost Bankers Inc.	406	35,951
East West Bancorp. Inc.	1,114	49,339
First Citizens BancShares Inc./NC, Class A	54	25,464
First Hawaiian Inc.	974	26,006
First Horizon National Corp.	2,237	36,239
FNB Corp.	2,325	26,807
PacWest Bancorp	846	30,744
People’s United Financial Inc.	2,865	44,794
Pinnacle Financial Partners Inc.	538	30,531
Popular Inc.	689	37,261
Prosperity Bancshares Inc.	479	33,832
Signature Bank/New York NY	390	46,496
Sterling Bancorp./DE	1,484	29,769
Synovus Financial Corp.	1,082	38,692
TCF Financial Corp.	1,104	42,029
Texas Capital Bancshares Inc.(a)(b)	398	21,751
Umpqua Holdings Corp.	1,580	26,007
Webster Financial Corp.	657	30,794
Western Alliance Bancorp	694	31,979
Wintrust Financial Corp.	407	26,304
Zions Bancorp. N.A.	1,294	57,609

		920,958

Biotechnology — 1.7%
Agios Pharmaceuticals Inc.(a)	459	14,871
Alkermes PLC(a)	1,239	24,173

Security	Shares	Value

Biotechnology (continued)
Alnylam Pharmaceuticals Inc.(a)	776	$62,406
Bluebird Bio Inc.(a)(b)	415	38,105
Exact Sciences Corp.(a)(b)	921	83,231
Exelixis Inc.(a)(b)	2,147	37,970
Ionis Pharmaceuticals Inc.(a)	920	55,117
Moderna Inc.(a)(b)	1,472	23,434
Neurocrine Biosciences Inc.(a)(b)	651	58,662
Sage Therapeutics Inc.(a)	365	51,206
Sarepta Therapeutics Inc.(a)	509	38,338
Seattle Genetics Inc.(a)	786	67,124
United Therapeutics Corp.(a)(b)	340	27,115

		581,752

Building Products — 1.0%
Allegion PLC	678	70,275
AO Smith Corp.	994	47,424
Armstrong World Industries Inc.(b)	353	34,135
Fortune Brands Home & Security Inc.	1,007	55,083
Lennox International Inc.	257	62,443
Owens Corning	771	48,727
Resideo Technologies Inc.(a)(b)	995	14,278

		332,365

Capital Markets — 1.4%
Affiliated Managers Group Inc.	363	30,256
BGC Partners Inc., Class A	2,054	11,297
Eaton Vance Corp., NVS	807	36,258
Evercore Inc., Class A	294	23,549
FactSet Research Systems Inc.	270	65,602
Janus Henderson Group PLC	707	15,879
Lazard Ltd., Class A	768	26,880
Legg Mason Inc.	614	23,449
LPL Financial Holdings Inc.	601	49,222
MarketAxess Holdings Inc.	266	87,115
Morningstar Inc.	143	20,898
SEI Investments Co.	932	55,226
Virtu Financial Inc., Class A	338	5,530

		451,161

Chemicals — 1.5%
Albemarle Corp.	760	52,835
Ashland Global Holdings Inc.	450	34,673
Axalta Coating Systems Ltd.(a)(b)	1,489	44,893
Cabot Corp.	410	18,581
CF Industries Holdings Inc.	1,591	78,277
Chemours Co. (The)	1,178	17,599
Element Solutions Inc.(a)	1,641	16,705
Huntsman Corp.	1,584	36,844
NewMarket Corp.	50	23,605
Olin Corp.	1,183	22,146
RPM International Inc.	932	64,131
Scotts Miracle-Gro Co. (The)	284	28,917
Valvoline Inc.	1,363	30,027
Westlake Chemical Corp.	274	17,952
WR Grace & Co.	413	27,572

		514,757

Commercial Services & Supplies — 0.5%
ADT Inc.(b)	1,338	8,390
Clean Harbors Inc.(a)	370	28,564
IAA Inc.(a)	953	39,769
KAR Auction Services Inc.	955	23,445
Rollins Inc.	1,016	34,615

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Stericycle Inc.(a)	640	$32,595

		167,378

Communications Equipment — 0.4%
Ciena Corp.(a)	1,114	43,702
CommScope Holding Co. Inc.(a)(b)	1,377	16,193
EchoStar Corp., Class A(a)(b)	343	13,590
Ubiquiti Inc.(a)	110	13,009
ViaSat Inc.(a)(b)	399	30,053

		116,547

Construction & Engineering — 0.6%
AECOM(a)(b)	1,120	42,067
Fluor Corp.	1,008	19,283
Jacobs Engineering Group Inc.	952	87,108
Quanta Services Inc.	1,017	38,442
Valmont Industries Inc.(b)	156	21,597

		208,497

Construction Materials — 0.1%
Eagle Materials Inc.	327	29,433

Consumer Finance — 0.4%
Credit Acceptance Corp.(a)	76	35,060
Navient Corp.	1,509	19,315
OneMain Holdings Inc.	468	17,166
Santander Consumer USA Holdings Inc.	765	19,515
SLM Corp.	3,096	27,322

		118,378

Containers & Packaging — 1.3%
AptarGroup Inc.	454	53,776
Ardagh Group SA	134	2,101
Avery Dennison Corp.	608	69,051
Berry Global Group Inc.(a)	948	37,228
Crown Holdings Inc.(a)(b)	938	61,964
Graphic Packaging Holding Co.	2,109	31,108
Owens-Illinois Inc.	1,273	13,074
Packaging Corp. of America	675	71,617
Sealed Air Corp.	1,124	46,657
Silgan Holdings Inc.	565	16,970
Sonoco Products Co.	715	41,620

		445,166

Distributors — 0.2%
Pool Corp.	278	56,073

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions Inc.(a)(b)	414	63,135
frontdoor Inc.(a)	614	29,822
Graham Holdings Co., Class B	31	20,567
Grand Canyon Education Inc.(a)	343	33,682
H&R Block Inc.	1,464	34,580
Service Corp. International/U.S.	1,280	61,197
ServiceMaster Global Holdings Inc.(a)	980	54,782

		297,765

Diversified Financial Services — 0.3%
Jefferies Financial Group Inc.	1,861	34,242
Voya Financial Inc.	1,038	56,509

		90,751

Diversified Telecommunication Services — 0.3%
GCI Liberty Inc., Class A(a)	710	44,070
Zayo Group Holdings Inc.(a)	1,624	55,053

		99,123

Security	Shares	Value

Electric Utilities — 0.9%
Alliant Energy Corp.	1,708	$92,112
Hawaiian Electric Industries Inc.	777	35,439
IDACORP Inc.	361	40,674
OGE Energy Corp.	1,439	65,302
Pinnacle West Capital Corp.	808	78,433

		311,960

Electrical Equipment — 0.6%
Acuity Brands Inc.	284	38,280
GrafTech International Ltd.	442	5,658
Hubbell Inc.	390	51,246
nVent Electric PLC	1,122	24,729
Regal Beloit Corp.	306	22,292
Sensata Technologies Holding PLC(a)(b)	1,149	57,519

		199,724

Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics Inc.(a)	608	45,345
Avnet Inc.	758	33,719
Cognex Corp.(b)	1,178	57,875
Coherent Inc.(a)(b)	174	26,747
Dolby Laboratories Inc., Class A	456	29,476
FLIR Systems Inc.	971	51,065
Jabil Inc.	1,073	38,381
Littelfuse Inc.	173	30,675
National Instruments Corp.	933	39,177
SYNNEX Corp.	296	33,418
Trimble Inc.(a)	1,815	70,440
Zebra Technologies Corp., Class A(a)	386	79,659

		535,977

Energy Equipment & Services — 0.2%
Apergy Corp.(a)(b)	555	15,012
Helmerich & Payne Inc.	769	30,814
Patterson-UTI Energy Inc.	1,436	12,278
Transocean Ltd.(a)	4,174	18,658

		76,762

Entertainment — 0.6%
Cinemark Holdings Inc.	773	29,869
Liberty Media Corp.-Liberty Formula One, Class A(a)	180	7,126
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	1,419	59,016
Lions Gate Entertainment Corp., Class A	361	3,339
Lions Gate Entertainment Corp., Class B, NVS	1,222	10,680
Madison Square Garden Co. (The), Class A(a)	134	35,312
World Wrestling Entertainment Inc., Class A	312	22,199
Zynga Inc., Class A(a)(b)	6,083	35,403

		202,944

Equity Real Estate Investment Trusts (REITs) — 6.9%
American Campus Communities Inc.	981	47,166
American Homes 4 Rent, Class A	1,858	48,104
Americold Realty Trust	1,377	51,045
Apartment Investment & Management Co., Class A	1,061	55,321
Apple Hospitality REIT Inc.	1,506	24,969
Brandywine Realty Trust	1,268	19,210
Brixmor Property Group Inc.	2,135	43,319
Camden Property Trust	674	74,821
Colony Capital Inc.	3,466	20,865
Columbia Property Trust Inc.	834	17,639
CoreSite Realty Corp.	265	32,290
Corporate Office Properties Trust	801	23,854
Cousins Properties Inc.	1,047	39,357
CubeSmart	1,360	47,464

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne Inc.	807	$63,834
Douglas Emmett Inc.	1,164	49,854
Duke Realty Corp.	2,588	87,914
Empire State Realty Trust Inc., Class A	1,050	14,983
EPR Properties	538	41,351
Equity Commonwealth	863	29,558
Equity LifeStyle Properties Inc.	616	82,298
Gaming and Leisure Properties Inc.	1,454	55,601
Healthcare Trust of America Inc., Class A	1,464	43,012
Highwoods Properties Inc.	740	33,256
Hudson Pacific Properties Inc.	1,099	36,773
Iron Mountain Inc.	2,050	66,399
JBG SMITH Properties	878	34,426
Kilroy Realty Corp.	711	55,380
Kimco Realty Corp.	2,913	60,823
Lamar Advertising Co., Class A	613	50,223
Liberty Property Trust	1,120	57,490
Life Storage Inc.	333	35,102
Medical Properties Trust Inc.	3,149	61,594
National Retail Properties Inc.	1,168	65,875
Omega Healthcare Investors Inc.	1,535	64,148
Outfront Media Inc.	1,018	28,280
Paramount Group Inc.	1,444	19,277
Park Hotels & Resorts Inc.	1,714	42,799
Rayonier Inc.	938	26,452
Regency Centers Corp.	1,200	83,388
Retail Properties of America Inc., Class A	1,555	19,158
Service Properties Trust	1,170	30,174
SITE Centers Corp.	1,010	15,261
SL Green Realty Corp.	608	49,704
Spirit Realty Capital Inc.	628	30,056
STORE Capital Corp.	1,497	56,003
Sun Communities Inc.	609	90,406
Taubman Centers Inc.	428	17,475
VEREIT Inc.	7,596	74,289
VICI Properties Inc.	3,221	72,956
Weingarten Realty Investors	876	25,518

		2,316,514

Food & Staples Retailing — 0.4%
Casey’s General Stores Inc.	264	42,546
Sprouts Farmers Market Inc.(a)	843	16,304
U.S. Foods Holding Corp.(a)	1,576	64,773

		123,623

Food Products — 1.0%
Beyond Meat Inc.(a)(b)	91	13,524
Bunge Ltd.	989	55,997
Flowers Foods Inc.	1,403	32,451
Hain Celestial Group Inc. (The)(a)	658	14,131
Ingredion Inc.	480	39,235
Lamb Weston Holdings Inc.	1,055	76,720
Pilgrim’s Pride Corp.(a)(b)	392	12,562
Post Holdings Inc.(a)(b)	466	49,322
Seaboard Corp.	2	8,750
TreeHouse Foods Inc.(a)(b)	403	22,346

		325,038

Gas Utilities — 0.6%
Atmos Energy Corp.	835	95,098
National Fuel Gas Co.	591	27,730

Security	Shares	Value

Gas Utilities (continued)
UGI Corp.	1,500	$75,405

		198,233

Health Care Equipment & Supplies — 1.6%
Cantel Medical Corp.	268	20,046
DexCom Inc.(a)	651	97,155
Hill-Rom Holdings Inc.	482	50,721
ICU Medical Inc.(a)(b)	139	22,184
Insulet Corp.(a)(b)	428	70,590
Integra LifeSciences Holdings Corp.(a)	508	30,516
Masimo Corp.(a)	341	50,737
Penumbra Inc.(a)	226	30,395
STERIS PLC	603	87,128
West Pharmaceutical Services Inc.	528	74,881

		534,353

Health Care Providers & Services — 0.6%
Acadia Healthcare Co. Inc.(a)(b)	626	19,456
Chemed Corp.	112	46,768
Covetrus Inc.(a)(b)	737	8,763
Encompass Health Corp.	704	44,549
Guardant Health Inc.(a)	248	15,830
MEDNAX Inc.(a)(b)	648	14,658
Molina Healthcare Inc.(a)(b)	446	48,935
Premier Inc., Class A(a)(b)	375	10,845

		209,804

Health Care Technology — 0.1%
Medidata Solutions Inc.(a)	436	39,894

Hotels, Restaurants & Leisure — 1.7%
Aramark	1,763	76,832
Caesars Entertainment Corp.(a)	4,097	47,771
Choice Hotels International Inc.	241	21,439
Domino’s Pizza Inc.	296	72,399
Dunkin’ Brands Group Inc.	595	47,219
Extended Stay America Inc.	1,346	19,705
Hilton Grand Vacations Inc.(a)	650	20,800
Hyatt Hotels Corp., Class A	271	19,965
International Game Technology PLC	869	12,348
Planet Fitness Inc., Class A(a)(b)	609	35,243
Six Flags Entertainment Corp.	572	29,052
Vail Resorts Inc.	289	65,765
Wendy’s Co. (The)	1,338	26,733
Wyndham Destinations Inc.	663	30,511
Wyndham Hotels & Resorts Inc.	688	35,597

		561,379

Household Durables — 1.1%
Leggett & Platt Inc.	942	38,565
Newell Brands Inc.	2,730	51,106
NVR Inc.(a)	23	85,499
PulteGroup Inc.	1,860	67,983
Roku Inc.(a)	592	60,242
Tempur Sealy International Inc.(a)	329	25,399
Toll Brothers Inc.	971	39,859

		368,653

Household Products — 0.1%
Energizer Holdings Inc.	462	20,134
Spectrum Brands Holdings Inc.	300	15,791

		35,925

Independent Power and Renewable Electricity Producers — 0.5%
NRG Energy Inc.(b)	1,815	71,874

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Energy Corp.	3,000	$80,190

		152,064

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	406	59,089

Insurance — 3.1%
Alleghany Corp.(a)	101	80,574
American Financial Group Inc./OH	493	53,170
American National Insurance Co.	54	6,681
Assurant Inc.	441	55,486
Assured Guaranty Ltd.	713	31,700
Axis Capital Holdings Ltd.	597	39,832
Brighthouse Financial Inc.(a)(b)	804	32,538
Brown & Brown Inc.	1,694	61,086
Erie Indemnity Co., Class A, NVS	177	32,860
Everest Re Group Ltd.	289	76,900
First American Financial Corp.	788	46,500
Globe Life Inc.(a)	781	74,788
Hanover Insurance Group Inc. (The)	293	39,713
Kemper Corp.	440	34,298
Mercury General Corp.	201	11,232
Old Republic International Corp.	2,036	47,988
Primerica Inc.	303	38,551
Reinsurance Group of America Inc.	453	72,426
RenaissanceRe Holdings Ltd.	315	60,937
Unum Group	1,521	45,204
White Mountains Insurance Group Ltd.	22	23,760
WR Berkley Corp.	1,042	75,264

		1,041,488

Interactive Media & Services — 0.2%
TripAdvisor Inc.(a)	758	29,320
Zillow Group Inc., Class A(a)	411	12,143
Zillow Group Inc., Class C, NVS(a)(b)	893	26,629

		68,092

Internet & Direct Marketing Retail — 0.2%
Etsy Inc.(a)(b)	858	48,477
GrubHub Inc.(a)(b)	53	2,979
Qurate Retail Inc., Series A(a)(b)	2,854	29,439

		80,895

IT Services — 2.6%
Alliance Data Systems Corp.	320	41,001
Amdocs Ltd.	991	65,515
Black Knight Inc.(a)(b)	1,032	63,014
Booz Allen Hamilton Holding Corp.	984	69,884
CACI International Inc., Class A(a)	178	41,164
CoreLogic Inc.(a)	580	26,837
EPAM Systems Inc.(a)	374	68,188
Euronet Worldwide Inc.(a)	359	52,522
Genpact Ltd.	1,252	48,515
Jack Henry & Associates Inc.	554	80,867
Leidos Holdings Inc.	982	84,334
MongoDB Inc.(a)(b)	302	36,385
Okta Inc.(a)(b)	736	72,466
Sabre Corp.	1,982	44,387
Switch Inc., Class A(b)	421	6,576
WEX Inc.(a)(b)	309	62,440

		864,095

Leisure Products — 0.3%
Brunswick Corp./DE	623	32,471

Security	Shares	Value

Leisure Products (continued)
Mattel Inc.(a)	2,505	$28,532
Polaris Inc.	415	36,524

		97,527

Life Sciences Tools & Services — 1.1%
Avantor Inc.(a)	1,605	23,594
Bio-Rad Laboratories Inc., Class A(a)	153	50,909
Bio-Techne Corp.	270	52,831
Bruker Corp.	744	32,684
Charles River Laboratories International Inc.(a)	346	45,800
PerkinElmer Inc.	795	67,710
PRA Health Sciences Inc.(a)	447	44,356
QIAGEN NV(a)	1,597	52,653

		370,537

Machinery — 2.7%
AGCO Corp.	456	34,519
Allison Transmission Holdings Inc.	830	39,052
Colfax Corp.(a)	766	22,260
Crane Co.	363	29,269
Donaldson Co. Inc.	923	48,070
Flowserve Corp.	941	43,954
Gardner Denver Holdings Inc.(a)(b)	936	26,479
Gates Industrial Corp. PLC(a)(b)	331	3,333
Graco Inc.	1,190	54,788
IDEX Corp.	546	89,479
ITT Inc.(b)	632	38,672
Lincoln Electric Holdings Inc.	437	37,914
Middleby Corp. (The)(a)	398	46,526
Nordson Corp.(b)	413	60,405
Oshkosh Corp.	503	38,127
Pentair PLC	1,230	46,494
Snap-on Inc.	395	61,833
Timken Co. (The)	483	21,015
Toro Co. (The)	763	55,928
Trinity Industries Inc.	769	15,134
WABCO Holdings Inc.(a)	369	49,354
Woodward Inc.	395	42,593

		905,198

Marine — 0.1%
Kirby Corp.(a)(b)	429	35,247

Media — 0.8%
AMC Networks Inc., Class A(a)(b)	315	15,485
Cable One Inc.	37	46,424
Interpublic Group of Companies Inc. (The)	2,778	59,894
John Wiley & Sons Inc., Class A	323	14,193
New York Times Co. (The), Class A	1,048	29,847
News Corp., Class A, NVS	2,758	38,391
News Corp., Class B	876	12,523
Nexstar Media Group Inc., Class A	323	33,046
Sinclair Broadcast Group Inc., Class A	431	18,421

		268,224

Metals & Mining — 0.6%
Alcoa Corp.(a)	1,340	26,894
Reliance Steel & Aluminum Co.	468	46,641
Royal Gold Inc.	469	57,786
Steel Dynamics Inc.	1,514	45,117
U.S. Steel Corp.	1,239	14,310

		190,748

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment — 0.7%
AGNC Investment Corp.	3,861	$62,124
Chimera Investment Corp.	1,340	26,210
MFA Financial Inc.	3,228	23,758
New Residential Investment Corp.	2,998	47,009
Starwood Property Trust Inc.	1,969	47,689
Two Harbors Investment Corp.	1,946	25,551

		232,341

Multi-Utilities — 0.1%
MDU Resources Group Inc.	1,415	39,889

Multiline Retail — 0.4%
Kohl’s Corp.	1,170	58,102
Macy’s Inc.	2,436	37,855
Nordstrom Inc.	780	26,263
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	378	22,166

		144,386

Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp.	1,622	12,003
Antero Resources Corp.(a)	1,904	5,750
Centennial Resource Development Inc./DE, Class A(a)(b)	1,314	5,933
Chesapeake Energy Corp.(a)(b)	8,149	11,490
Cimarex Energy Co.	721	34,565
EQT Corp.	1,828	19,450
Equitrans Midstream Corp.	1,565	22,771
HollyFrontier Corp.	1,136	60,935
Kosmos Energy Ltd.	2,840	17,721
Murphy Oil Corp.	1,112	24,586
Parsley Energy Inc., Class A	1,939	32,575
PBF Energy Inc., Class A	858	23,329
Range Resources Corp.(b)	1,496	5,715
Targa Resources Corp.	1,646	66,120
WPX Energy Inc.(a)(b)	3,024	32,024

		374,967

Paper & Forest Products — 0.1%
Domtar Corp.	532	19,051

Personal Products — 0.1%
Herbalife Nutrition Ltd.(a)(b)	736	27,865
Nu Skin Enterprises Inc., Class A	398	16,927

		44,792

Pharmaceuticals — 0.6%
Catalent Inc.(a)(b)	1,048	49,948
Horizon Therapeutics PLC(a)(b)	1,321	35,971
Jazz Pharmaceuticals PLC(a)	399	51,128
Nektar Therapeutics(a)(b)	1,210	22,040
Perrigo Co. PLC	906	50,636

		209,723

Professional Services — 0.2%
ManpowerGroup Inc.	430	36,223
Robert Half International Inc.	837	46,588

		82,811

Real Estate Management & Development — 0.3%
Howard Hughes Corp. (The)(a)(b)	288	37,325
Jones Lang LaSalle Inc.	373	51,869

		89,194

Road & Rail — 0.5%
AMERCO	64	24,963
Genesee & Wyoming Inc., Class A(a)	401	44,314
Knight-Swift Transportation Holdings Inc.(b)	908	32,960

Security	Shares	Value

Road & Rail (continued)
Landstar System Inc.(b)	289	$32,536
Ryder System Inc.	435	22,520
Schneider National Inc., Class B	396	8,601

		165,894

Semiconductors & Semiconductor Equipment — 1.5%
Cree Inc.(a)(b)	755	36,995
Cypress Semiconductor Corp.	2,619	61,127
Entegris Inc.	966	45,460
First Solar Inc.(a)(b)	593	34,400
MKS Instruments Inc.	389	35,897
Monolithic Power Systems Inc.	300	46,689
ON Semiconductor Corp.(a)(b)	3,102	59,589
Teradyne Inc.(b)	1,228	71,114
Universal Display Corp.(b)	308	51,713
Versum Materials Inc.	786	41,603

		484,587

Software — 3.9%
2U Inc.(a)(b)	402	6,545
Alteryx Inc., Class A(a)	329	35,344
Anaplan Inc.(a)(b)	590	27,730
Aspen Technology Inc.(a)(b)	498	61,294
Avalara Inc.(a)	306	20,591
CDK Global Inc.	873	41,983
Ceridian HCM Holding Inc.(a)(b)	584	28,832
Coupa Software Inc.(a)	442	57,270
DocuSign Inc.(a)	1,149	71,146
Elastic NV(a)(b)	269	22,149
Fair Isaac Corp.(a)	204	61,918
FireEye Inc.(a)(b)	1,430	19,076
Guidewire Software Inc.(a)(b)	587	61,858
HubSpot Inc.(a)	286	43,360
LogMeIn Inc.	353	25,049
Manhattan Associates Inc.(a)(b)	465	37,512
New Relic Inc.(a)	372	22,859
Nuance Communications Inc.(a)(b)	2,083	33,974
Nutanix Inc., Class A(a)(b)	1,010	26,512
Pagerduty Inc.(a)(b)	72	2,034
Paycom Software Inc.(a)(b)	355	74,369
Paylocity Holding Corp.(a)	235	22,931
Pegasystems Inc.	275	18,714
Pluralsight Inc., Class A(a)(b)	589	9,892
Proofpoint Inc.(a)(b)	395	50,975
PTC Inc.(a)	752	51,271
RealPage Inc.(a)	571	35,893
RingCentral Inc., Class A(a)(b)	504	63,333
Smartsheet Inc., Class A(a)(b)	611	22,014
SolarWinds Corp.(a)	328	6,052
Teradata Corp.(a)(b)	836	25,916
Trade Desk Inc. (The), Class A(a)(b)	274	51,389
Tyler Technologies Inc.(a)	271	71,137
Zendesk Inc.(a)	779	56,774
Zscaler Inc.(a)(b)	441	20,842

		1,288,538

Specialty Retail — 1.1%
AutoNation Inc.(a)	386	19,570
Burlington Stores Inc.(a)	470	93,915
Carvana Co.(a)	284	18,744
Dick’s Sporting Goods Inc.	489	19,956
Five Below Inc.(a)	393	49,557

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Floor & Decor Holdings Inc., Class A(a)(b)	480	$24,552
Foot Locker Inc.	801	34,571
L Brands Inc.	1,672	32,755
Penske Automotive Group Inc.	255	12,056
Urban Outfitters Inc.(a)	494	13,877
Williams-Sonoma Inc.	561	38,137

		357,690

Technology Hardware, Storage & Peripherals — 0.3%
NCR Corp.(a)(b)	866	27,331
Pure Storage Inc., Class A(a)(b)	1,644	27,849
Xerox Holdings Corp.(a)	1,336	39,960

		95,140

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)(b)	1,027	34,055
Carter’s Inc.	320	29,187
Columbia Sportswear Co.	218	21,122
Hanesbrands Inc.	2,595	39,756
Ralph Lauren Corp.	375	35,801
Skechers U.S.A. Inc., Class A(a)(b)	951	35,520

		195,441

Thrifts & Mortgage Finance — 0.3%
LendingTree Inc.(a)	57	17,695
MGIC Investment Corp.	2,541	31,966
New York Community Bancorp. Inc.	3,251	40,800
TFS Financial Corp.	365	6,577

		97,038

Trading Companies & Distributors — 0.5%
Air Lease Corp.	749	31,323
HD Supply Holdings Inc.(a)	1,226	48,028
MSC Industrial Direct Co. Inc., Class A	313	22,702
Univar Solutions Inc.(a)	1,135	23,563
Watsco Inc.	231	39,081
WESCO International Inc.(a)	305	14,570

		179,267

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	529	20,880

Water Utilities — 0.2%
Aqua America Inc.	1,558	69,845

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	726	18,731
U.S. Cellular Corp.(a)	113	4,246

		22,977

Total Common Stocks — 58.5% (Cost: $18,571,693)		19,510,220

Investment Companies

Exchange Traded Funds — 41.4%
iShares Russell 2000 ETF(c)	91,203	13,802,662

Total Investment Companies — 41.4% (Cost: $13,714,537)		13,802,662

Security	Shares	Value

Short-Term Investments

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	2,780,936	$2,782,327

Total Short-Term Investments — 8.3% (Cost: $2,782,170)		2,782,327

Total Investments in Securities — 108.2% (Cost: $35,068,400)		36,095,209

Other Assets, Less Liabilities — (8.2)%		(2,732,123)

Net Assets — 100.0%		$33,363,086

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
AAR Corp.	11,262	$464,107
Aerojet Rocketdyne Holdings Inc.(a)(b)	24,023	1,213,402
AeroVironment Inc.(a)(b)	6,992	374,491
Arconic Inc.	129,374	3,363,724
Astronics Corp.(a)(b)	8,492	249,495
Axon Enterprise Inc.(a)	18,388	1,044,071
Boeing Co. (The)	172,750	65,726,192
BWX Technologies Inc.	30,400	1,739,184
Cubic Corp.(b)	10,111	712,118
Curtiss-Wright Corp.	14,138	1,829,033
Ducommun Inc.(a)	3,176	134,662
General Dynamics Corp.	83,335	15,227,805
HEICO Corp.	12,779	1,595,841
HEICO Corp., Class A	24,653	2,398,983
Hexcel Corp.	28,093	2,307,278
Huntington Ingalls Industries Inc.	13,187	2,792,875
Kratos Defense & Security Solutions Inc.(a)(b)	30,632	569,602
L3Harris Technologies Inc.	72,226	15,069,233
Lockheed Martin Corp.	80,702	31,478,622
Maxar Technologies Inc.(a)	18,516	140,722
Mercury Systems Inc.(a)(b)	17,062	1,384,923
Moog Inc., Class A	9,892	802,439
National Presto Industries Inc.	1,357	120,895
Northrop Grumman Corp.	51,555	19,322,298
Park Aerospace Corp.	6,290	110,452
Parsons Corp.(a)(b)	6,020	198,540
Raytheon Co.	91,265	17,905,280
Spirit AeroSystems Holdings Inc., Class A	34,037	2,799,203
Teledyne Technologies Inc.(a)	11,644	3,749,252
Textron Inc.	75,577	3,700,250
TransDigm Group Inc.	15,992	8,326,555
Triumph Group Inc.	17,732	405,708
United Technologies Corp.	264,704	36,137,390
Vectrus Inc.(a)	3,106	126,259
Wesco Aircraft Holdings Inc.(a)	15,492	170,567

		243,691,451

Air Freight & Logistics — 0.5%
Air Transport Services Group Inc.(a)(b)	19,042	400,263
Atlas Air Worldwide Holdings Inc.(a)(b)	7,853	198,131
CH Robinson Worldwide Inc.	43,635	3,699,375
Echo Global Logistics Inc.(a)	7,925	179,501
Expeditors International of Washington Inc.	56,279	4,180,967
FedEx Corp.	78,966	11,495,081
Forward Air Corp.	8,837	563,094
Hub Group Inc., Class A(a)	11,063	514,429
Radiant Logistics Inc.(a)(b)	10,129	52,367
United Parcel Service Inc., Class B	227,799	27,294,876
XPO Logistics Inc.(a)(b)	29,723	2,127,275

		50,705,359

Airlines — 0.4%
Alaska Air Group Inc.	39,344	2,553,819
Allegiant Travel Co.	4,423	661,946
American Airlines Group Inc.	129,387	3,489,567
Copa Holdings SA, Class A, NVS	9,855	973,181
Delta Air Lines Inc.	190,929	10,997,511
Hawaiian Holdings Inc.	17,069	448,232
JetBlue Airways Corp.(a)	96,621	1,618,402
Mesa Air Group Inc.(a)(b)	6,454	43,532

Security	Shares	Value

Airlines (continued)
SkyWest Inc.	16,847	$967,018
Southwest Airlines Co.	158,178	8,543,194
Spirit Airlines Inc.(a)(b)	21,651	785,931
United Airlines Holdings Inc.(a)	76,963	6,804,299

		37,886,632

Auto Components — 0.2%
Adient PLC	29,934	687,285
American Axle & Manufacturing Holdings Inc.(a)	36,354	298,830
Aptiv PLC	84,513	7,388,126
BorgWarner Inc.	66,131	2,425,685
Cooper Tire & Rubber Co.	16,116	420,950
Cooper-Standard Holdings Inc.(a)(b)	5,708	233,343
Dana Inc.	49,397	713,293
Dorman Products Inc.(a)(b)	8,919	709,417
Fox Factory Holding Corp.(a)(b)	12,257	762,876
Gentex Corp.	84,000	2,312,940
Gentherm Inc.(a)(b)	10,157	417,300
Goodyear Tire & Rubber Co. (The)	76,164	1,097,142
LCI Industries	8,461	777,143
Lear Corp.	20,124	2,372,620
Modine Manufacturing Co.(a)	14,189	161,329
Motorcar Parts of America Inc.(a)(b)	6,499	109,833
Standard Motor Products Inc.	6,217	301,835
Stoneridge Inc.(a)(b)	8,144	252,220
Tenneco Inc., Class A	16,611	207,970
Visteon Corp.(a)	9,191	758,625

		22,408,762

Automobiles — 0.4%
Ford Motor Co.	1,276,357	11,691,430
General Motors Co.	405,766	15,208,110
Harley-Davidson Inc.	50,703	1,823,787
Tesla Inc.(a)(b)	46,063	11,095,195
Thor Industries Inc.	17,538	993,352
Winnebago Industries Inc.	9,518	365,015

		41,176,889

Banks — 5.6%
1st Constitution Bancorp	4,234	79,387
1st Source Corp.	4,795	219,275
ACNB Corp.	1,885	64,655
Allegiance Bancshares Inc.(a)	7,143	229,219
Amalgamated Bank, Class A	4,580	73,372
Amerant Bancorp Inc.(a)(b)	6,245	130,958
American National Bankshares Inc.	2,305	81,758
Ameris Bancorp	21,098	848,984
Ames National Corp.	2,366	67,691
Arrow Financial Corp.	3,635	121,373
Associated Banc-Corp.	53,793	1,089,308
Atlantic Capital Bancshares Inc.(a)	10,135	175,741
Atlantic Union Bankshares Corp.	26,747	996,192
Banc of California Inc.	14,856	210,064
BancFirst Corp.	5,679	314,730
Bancorp. Inc. (The)(a)	19,842	196,436
BancorpSouth Bank	30,506	903,283
Bank First Corp.	1,868	123,624
Bank of America Corp.	2,748,557	80,175,408
Bank of Commerce Holdings	7,239	78,833
Bank of Hawaii Corp.	13,448	1,155,587
Bank of Marin Bancorp	5,443	225,830
Bank of NT Butterfield & Son Ltd. (The)	16,869	499,997

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of Princeton (The)	2,728	$79,276
Bank OZK	38,806	1,058,240
BankFinancial Corp.	6,257	74,458
BankUnited Inc.	30,950	1,040,539
Bankwell Financial Group Inc.	1,820	50,050
Banner Corp.	9,732	546,646
Bar Harbor Bankshares	5,167	128,813
Baycom Corp.(a)	3,842	87,252
BB&T Corp.	249,080	13,293,400
BCB Bancorp. Inc.	5,164	66,306
Berkshire Hills Bancorp. Inc.	14,217	416,416
BOK Financial Corp.	10,850	858,777
Boston Private Financial Holdings Inc.	26,569	309,662
Bridge Bancorp. Inc.	5,306	156,845
Brookline Bancorp. Inc.	25,049	368,972
Bryn Mawr Bank Corp.	5,833	212,963
Business First Bancshares Inc.	3,491	85,180
Byline Bancorp Inc.(a)	8,862	158,453
C&F Financial Corp.	1,008	53,081
Cadence BanCorp	38,534	675,886
Cambridge Bancorp	1,176	88,212
Camden National Corp.	4,474	193,814
Capital City Bank Group Inc.	3,324	91,244
Capstar Financial Holdings Inc.	7,071	117,237
Carolina Financial Corp.	5,713	203,040
Carter Bank & Trust(a)	7,310	138,086
Cathay General Bancorp	24,999	868,340
CBTX Inc.	5,933	165,412
CenterState Bank Corp.	42,077	1,009,217
Central Pacific Financial Corp.	8,258	234,527
Central Valley Community Bancorp	2,645	53,826
Century Bancorp. Inc./MA, Class A, NVS	1,028	90,053
Chemung Financial Corp.	986	41,412
CIT Group Inc.	30,139	1,365,598
Citigroup Inc.	736,985	50,910,924
Citizens & Northern Corp.	3,492	91,770
Citizens Financial Group Inc.	145,612	5,150,296
City Holding Co.	4,222	321,927
Civista Bancshares Inc.	4,134	89,832
CNB Financial Corp./PA	3,706	106,362
Coastal Financial Corp/WA(a)	5,453	82,395
Codorus Valley Bancorp. Inc.	2,708	62,988
Columbia Banking System Inc.	22,585	833,386
Comerica Inc.	48,353	3,190,814
Commerce Bancshares Inc.	32,121	1,948,139
Community Bank System Inc.	15,918	981,981
Community Bankers Trust Corp.	9,745	83,807
Community Financial Corp. (The)	1,994	66,739
Community Trust Bancorp. Inc.	4,600	195,868
ConnectOne Bancorp. Inc.	12,505	277,611
Cullen/Frost Bankers Inc.	18,128	1,605,234
Customers Bancorp. Inc.(a)(b)	8,728	181,019
CVB Financial Corp.	42,921	895,761
DNB Financial Corp.	2,151	95,741
Eagle Bancorp. Inc.	10,145	452,670
East West Bancorp. Inc.	47,479	2,102,845
Enterprise Bancorp. Inc./MA	2,873	86,133
Enterprise Financial Services Corp.	7,260	295,845
Equity Bancshares Inc., Class A(a)(b)	4,484	120,216
Esquire Financial Holdings Inc.(a)	3,427	84,990

Security	Shares	Value

Banks (continued)
Evans Bancorp. Inc.	1,989	$74,389
Farmers & Merchants Bancorp. Inc./Archbold OH	3,200	83,072
Farmers National Banc Corp.	7,685	111,279
FB Financial Corp.	5,331	200,179
Fidelity D&D Bancorp. Inc.(b)	1,563	97,297
Fifth Third Bancorp	238,053	6,517,891
Financial Institutions Inc.	4,123	124,432
First Bancorp. Inc./ME	2,472	67,955
First BanCorp./Puerto Rico	66,573	664,399
First Bancorp./Southern Pines NC	9,928	356,415
First Bancshares Inc. (The)	6,061	195,770
First Bank/Hamilton NJ	6,860	74,294
First Busey Corp.	16,808	424,906
First Business Financial Services Inc.	2,330	56,106
First Capital Inc.(b)	1,778	102,822
First Choice Bancorp	3,181	67,819
First Citizens BancShares Inc./NC, Class A	2,346	1,106,256
First Commonwealth Financial Corp.	30,811	409,170
First Community Bankshares Inc.	5,349	173,147
First Financial Bancorp	31,290	765,823
First Financial Bankshares Inc.	41,494	1,382,995
First Financial Corp./IN	3,362	146,146
First Financial Northwest Inc.	2,868	42,389
First Foundation Inc.	14,054	214,675
First Guaranty Bancshares Inc.	3,311	73,306
First Hawaiian Inc.	42,623	1,138,034
First Horizon National Corp.	103,534	1,677,251
First Internet Bancorp	1,544	33,057
First Interstate BancSystem Inc., Class A	11,335	456,120
First Merchants Corp.	17,333	652,327
First Mid Bancshares Inc.	4,108	142,219
First Midwest Bancorp. Inc.	32,840	639,723
First Northwest Bancorp	3,413	59,113
First of Long Island Corp. (The)	7,925	180,294
First Republic Bank/CA(b)	53,949	5,216,868
Flushing Financial Corp.	9,075	183,360
FNB Corp.	103,790	1,196,699
Franklin Financial Network Inc.(b)	4,037	121,958
Fulton Financial Corp.	55,016	890,159
FVCBankcorp Inc.(a)	5,020	88,151
German American Bancorp. Inc.	7,812	250,375
Glacier Bancorp. Inc.	26,834	1,085,704
Great Southern Bancorp. Inc.	3,146	179,165
Great Western Bancorp. Inc.	17,170	566,610
Guaranty Bancshares Inc./TX	2,818	86,203
Hancock Whitney Corp.	28,512	1,091,873
Hanmi Financial Corp.	8,508	159,780
Harborone Bancorp. Inc.(a)(b)	8,097	81,496
Heartland Financial USA Inc.	11,690	523,011
Heritage Commerce Corp.	12,056	141,718
Heritage Financial Corp./WA	11,256	303,462
Hilltop Holdings Inc.	24,411	583,179
Home BancShares Inc./AR	49,780	935,615
HomeTrust Bancshares Inc.	6,564	171,123
Hope Bancorp Inc.	39,885	571,951
Horizon Bancorp Inc./IN	12,791	222,052
Howard Bancorp. Inc.(a)(b)	4,264	71,166
Huntington Bancshares Inc./OH	340,153	4,853,983
IBERIABANK Corp.	16,581	1,252,529
Independent Bank Corp.	10,744	802,040

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Independent Bank Corp./MI	6,688	$142,555
Independent Bank Group Inc.	12,495	657,362
International Bancshares Corp.	17,666	682,261
Investar Holding Corp.	3,519	83,752
Investors Bancorp. Inc.	73,911	839,629
JPMorgan Chase & Co.	1,037,672	122,123,618
KeyCorp	325,611	5,808,900
Lakeland Bancorp. Inc.	13,727	211,808
Lakeland Financial Corp.	7,282	320,262
LCNB Corp.	2,659	47,171
LegacyTexas Financial Group Inc.	14,454	629,183
Level One Bancorp. Inc.	3,355	80,923
Live Oak Bancshares Inc.	7,034	127,315
M&T Bank Corp.	43,637	6,893,337
Macatawa Bank Corp.	8,118	84,346
MainStreet Bancshares Inc.(a)	4,312	90,768
Malvern Bancorp. Inc.(a)(b)	3,358	73,305
Mercantile Bank Corp.	5,705	187,124
Metropolitan Bank Holding Corp.(a)(b)	1,892	74,412
Mid Penn Bancorp. Inc.	2,691	68,970
Midland States Bancorp. Inc.	7,561	196,964
MidWestOne Financial Group Inc.	4,392	134,044
MutualFirst Financial Inc.	1,745	55,002
MVB Financial Corp.	4,939	98,039
National Bank Holdings Corp., Class A	8,668	296,359
National Bankshares Inc.	2,066	82,743
NBT Bancorp. Inc.	12,320	450,789
Nicolet Bankshares Inc.(a)(b)	2,141	142,526
Northeast Bank(a)	2,037	45,160
Northrim BanCorp. Inc.	2,095	83,109
Norwood Financial Corp.	2,884	91,163
Oak Valley Bancorp	4,110	68,925
OFG Bancorp	17,849	390,893
Ohio Valley Banc Corp.	2,315	84,474
Old Line Bancshares Inc.	5,156	149,576
Old National Bancorp./IN	55,607	956,718
Old Second Bancorp. Inc.	9,201	112,436
Opus Bank	5,837	127,071
Origin Bancorp Inc.	5,174	174,571
Orrstown Financial Services Inc.	2,276	49,844
Pacific Mercantile Bancorp.(a)(b)	4,694	35,252
Pacific Premier Bancorp. Inc.	19,737	615,597
PacWest Bancorp	38,887	1,413,154
Park National Corp.	4,316	409,200
Parke Bancorp. Inc.	4,126	91,680
PCB Bancorp	4,702	77,348
Peapack Gladstone Financial Corp.	5,793	162,378
Penns Woods Bancorp. Inc.	1,114	51,522
Peoples Bancorp. Inc./OH	6,598	209,882
Peoples Bancorp. of North Carolina Inc.	2,931	87,080
Peoples Financial Services Corp.	2,240	101,450
People’s United Financial Inc.	128,264	2,005,408
People’s Utah Bancorp	5,409	153,021
Pinnacle Financial Partners Inc.	24,411	1,385,324
PNC Financial Services Group Inc. (The)	145,039	20,328,666
Popular Inc.(b)	31,458	1,701,249
Preferred Bank/Los Angeles CA	4,230	221,567
Premier Financial Bancorp. Inc.	3,624	62,224
Prosperity Bancshares Inc.	21,851	1,543,336
QCR Holdings Inc.	6,022	228,716

Security	Shares	Value

Banks (continued)
RBB Bancorp	3,261	$64,209
Regions Financial Corp.	326,543	5,165,910
Reliant Bancorp Inc.	3,433	82,323
Renasant Corp.	18,393	643,939
Republic Bancorp. Inc./KY, Class A	3,002	130,437
Republic First Bancorp. Inc.(a)	19,156	80,455
Richmond Mutual BanCorp. Inc.(a)	7,005	98,000
S&T Bancorp. Inc.	10,806	394,743
Sandy Spring Bancorp. Inc.	12,064	406,677
SB One Bancorp	3,043	68,650
Seacoast Banking Corp. of Florida(a)	14,856	376,005
Select Bancorp. Inc.(a)	7,117	82,557
ServisFirst Bancshares Inc.	16,261	539,052
Shore Bancshares Inc.	3,806	58,650
Sierra Bancorp	3,428	91,048
Signature Bank/New York NY	17,648	2,103,995
Simmons First National Corp., Class A	27,240	678,276
SmartFinancial Inc.(a)	3,330	69,364
South State Corp.	11,317	852,170
Southern First Bancshares Inc.(a)(b)	1,823	72,647
Southern National Bancorp. of Virginia Inc.	8,202	126,229
Southside Bancshares Inc.	10,696	364,841
Spirit of Texas Bancshares Inc.(a)	3,828	82,493
Sterling Bancorp./DE	66,209	1,328,153
Stock Yards Bancorp. Inc.	7,360	270,038
Summit Financial Group Inc.	2,529	64,742
SunTrust Banks Inc.	145,410	10,004,208
SVB Financial Group(a)	16,746	3,499,077
Synovus Financial Corp.	48,801	1,745,124
TCF Financial Corp.	50,766	1,932,662
Texas Capital Bancshares Inc.(a)	15,570	850,900
Tompkins Financial Corp.	4,310	349,670
TowneBank/Portsmouth VA	20,461	568,918
TriCo Bancshares	8,791	319,113
TriState Capital Holdings Inc.(a)(b)	6,702	141,010
Triumph Bancorp. Inc.(a)	8,509	271,352
Trustmark Corp.	19,914	679,267
U.S. Bancorp	466,913	25,838,965
UMB Financial Corp.	14,856	959,400
Umpqua Holdings Corp.	71,216	1,172,215
Union Bankshares Inc./Morrisville VT	1,189	37,525
United Bankshares Inc./WV	31,615	1,197,260
United Community Banks Inc./GA	25,079	710,990
United Security Bancshares/Fresno CA	8,217	86,443
Unity Bancorp. Inc.	4,798	106,276
Univest Financial Corp.	8,697	221,860
Valley National Bancorp	102,593	1,115,186
Veritex Holdings Inc.	17,873	433,688
Washington Trust Bancorp. Inc.	4,344	209,859
Webster Financial Corp.	30,480	1,428,598
Wells Fargo & Co.	1,295,836	65,361,968
WesBanco Inc.	16,289	608,720
West Bancorp. Inc.	4,505	97,939
Westamerica Bancorp	7,808	485,501
Western Alliance Bancorp	31,919	1,470,828
Wintrust Financial Corp.	19,085	1,233,464
Zions Bancorp. N.A.	56,219	2,502,870

		536,737,451

Beverages — 1.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,788	1,015,055

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Brown-Forman Corp., Class A	14,397	$860,221
Brown-Forman Corp., Class B, NVS(b)	55,780	3,501,868
Coca-Cola Co. (The)	1,251,212	68,115,981
Coca-Cola Consolidated Inc.(b)	1,672	508,071
Constellation Brands Inc., Class A	51,945	10,767,160
Craft Brew Alliance Inc.(a)(b)	3,100	25,389
Keurig Dr Pepper Inc.	66,219	1,809,103
MGP Ingredients Inc.	4,623	229,671
Molson Coors Brewing Co., Class B	56,511	3,249,382
Monster Beverage Corp.(a)	125,465	7,284,498
National Beverage Corp.	4,116	182,586
New Age Beverages Corp.(a)(b)	23,332	64,396
PepsiCo Inc.	457,181	62,679,515
Primo Water Corp.(a)	11,535	141,650

		160,434,546

Biotechnology — 2.5%
AbbVie Inc.	482,647	36,546,031
Abeona Therapeutics Inc.(a)	7,634	17,253
ACADIA Pharmaceuticals Inc.(a)(b)	34,268	1,233,305
Acceleron Pharma Inc.(a)(b)	14,058	555,432
Achillion Pharmaceuticals Inc.(a)	34,553	124,391
Acorda Therapeutics Inc.(a)	13,423	38,524
Adamas Pharmaceuticals Inc.(a)	6,727	34,409
ADMA Biologics Inc.(a)	18,322	81,533
Aduro Biotech Inc.(a)(b)	23,138	24,526
Adverum Biotechnologies Inc.(a)	17,285	94,203
Aeglea BioTherapeutics Inc.(a)	8,478	65,196
Affimed NV(a)(b)	33,108	97,338
Agenus Inc.(a)	26,869	69,322
AgeX Therapeutics Inc.(a)	2,315	4,537
Agios Pharmaceuticals Inc.(a)(b)	16,260	526,824
Aimmune Therapeutics Inc.(a)(b)	13,783	288,616
Akcea Therapeutics Inc.(a)(b)	4,711	72,502
Akebia Therapeutics Inc.(a)	48,339	189,489
Albireo Pharma Inc.(a)(b)	2,873	57,460
Alder Biopharmaceuticals Inc.(a)	26,206	494,245
Aldeyra Therapeutics Inc.(a)	11,835	62,370
Alector Inc.(a)(b)	9,853	142,080
Alexion Pharmaceuticals Inc.(a)(b)	70,196	6,874,996
Alkermes PLC(a)	51,163	998,190
Allakos Inc.(a)(b)	6,017	473,117
Allogene Therapeutics Inc.(a)(b)	12,507	340,878
Alnylam Pharmaceuticals Inc.(a)(b)	34,372	2,764,196
AMAG Pharmaceuticals Inc.(a)	10,658	123,100
Amgen Inc.	195,694	37,868,746
Amicus Therapeutics Inc.(a)	84,898	680,882
AnaptysBio Inc.(a)(b)	8,770	306,862
Anika Therapeutics Inc.(a)	4,879	267,808
Apellis Pharmaceuticals Inc.(a)	15,589	375,539
Arcus Biosciences Inc.(a)(b)	12,997	118,273
Ardelyx Inc.(a)(b)	8,269	38,864
Arena Pharmaceuticals Inc.(a)(b)	16,772	767,654
ArQule Inc.(a)(b)	40,493	290,335
Arrowhead Pharmaceuticals Inc.(a)(b)	28,879	813,810
Assembly Biosciences Inc.(a)	5,796	56,975
Atara Biotherapeutics Inc.(a)	19,308	272,629
Athenex Inc.(a)(b)	19,107	232,437
Athersys Inc.(a)(b)	23,483	31,232
Audentes Therapeutics Inc.(a)	14,149	397,445
Avid Bioservices Inc.(a)(b)	13,728	72,758

Security	Shares	Value

Biotechnology (continued)
Avrobio Inc.(a)(b)	6,651	$93,912
Beyondspring Inc.(a)(b)	4,373	79,151
BioCryst Pharmaceuticals Inc.(a)(b)	38,347	109,864
Biogen Inc.(a)	59,886	13,942,659
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	12,719	530,637
BioMarin Pharmaceutical Inc.(a)	58,152	3,919,445
BioSpecifics Technologies Corp.(a)	2,357	126,147
Bluebird Bio Inc.(a)(b)	17,863	1,640,181
Blueprint Medicines Corp.(a)	15,748	1,157,006
Bridgebio Pharma Inc.(a)	7,350	157,804
Calithera Biosciences Inc.(a)	9,629	29,754
Calyxt Inc.(a)(b)	3,112	17,552
CareDx Inc.(a)(b)	13,265	299,922
CASI Pharmaceuticals Inc.(a)(b)	16,008	53,467
Catalyst Pharmaceuticals Inc.(a)(b)	29,478	156,528
Celcuity Inc.(a)	4,428	75,187
Celgene Corp.(a)	229,345	22,773,958
Cellular Biomedicine Group Inc.(a)(b)	5,068	75,310
CEL-SCI Corp.(a)(b)	12,664	113,216
ChemoCentryx Inc.(a)	7,372	49,982
Chimerix Inc.(a)(b)	13,707	32,211
Clovis Oncology Inc.(a)(b)	16,884	66,354
Coherus Biosciences Inc.(a)(b)	19,964	404,471
Concert Pharmaceuticals Inc.(a)(b)	4,722	27,765
Constellation Pharmaceuticals Inc.(a)(b)	7,275	46,996
Corbus Pharmaceuticals Holdings Inc.(a)(b)	13,924	67,810
Crinetics Pharmaceuticals Inc.(a)(b)	3,047	45,827
Cue Biopharma Inc.(a)	5,305	44,721
Cyclerion Therapeutics Inc.(a)(b)	4,870	59,024
Cytokinetics Inc.(a)	21,138	240,550
CytomX Therapeutics Inc.(a)(b)	12,260	90,479
Deciphera Pharmaceuticals Inc.(a)	5,034	170,854
Denali Therapeutics Inc.(a)(b)	14,581	223,381
Dicerna Pharmaceuticals Inc.(a)(b)	14,615	209,871
Dynavax Technologies Corp.(a)(b)	20,039	71,639
Eagle Pharmaceuticals Inc./DE(a)(b)	3,916	221,528
Editas Medicine Inc.(a)(b)	15,699	356,995
Eidos Therapeutics Inc.(a)(b)	2,905	104,493
Eiger BioPharmaceuticals Inc.(a)	8,868	90,897
Emergent BioSolutions Inc.(a)	14,129	738,664
Enanta Pharmaceuticals Inc.(a)	5,774	346,902
Epizyme Inc.(a)(b)	25,365	261,640
Esperion Therapeutics Inc.(a)	7,381	270,587
Evelo Biosciences Inc.(a)(b)	6,767	41,279
Exact Sciences Corp.(a)(b)	41,463	3,747,011
Exelixis Inc.(a)	100,035	1,769,119
Fate Therapeutics Inc.(a)(b)	19,107	296,732
FibroGen Inc.(a)	24,469	904,864
Five Prime Therapeutics Inc.(a)(b)	8,855	34,313
Flexion Therapeutics Inc.(a)(b)	9,093	124,620
Forty Seven Inc.(a)	6,231	40,003
G1 Therapeutics Inc.(a)(b)	10,915	248,644
Galectin Therapeutics Inc.(a)(b)	25,152	92,308
Genomic Health Inc.(a)	8,873	601,767
Geron Corp.(a)(b)	59,226	78,771
Gilead Sciences Inc.	416,277	26,383,636
Global Blood Therapeutics Inc.(a)	19,452	943,811
GlycoMimetics Inc.(a)(b)	10,676	46,014
Gossamer Bio Inc.(a)(b)	13,949	234,204
Gritstone Oncology Inc.(a)	9,461	81,696

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Halozyme Therapeutics Inc.(a)	46,176	$716,190
Heron Therapeutics Inc.(a)(b)	23,128	427,868
Homology Medicines Inc.(a)	9,668	174,991
ImmunoGen Inc.(a)	40,721	98,545
Immunomedics Inc.(a)(b)	58,402	774,411
Incyte Corp.(a)	57,874	4,295,987
Inovio Pharmaceuticals Inc.(a)(b)	31,773	65,135
Insmed Inc.(a)(b)	28,961	510,872
Intellia Therapeutics Inc.(a)(b)	10,489	140,028
Intercept Pharmaceuticals Inc.(a)(b)	8,155	541,166
Intrexon Corp.(a)(b)	25,141	143,807
Invitae Corp.(a)(b)	28,895	556,807
Ionis Pharmaceuticals Inc.(a)	42,140	2,524,607
Iovance Biotherapeutics Inc.(a)	38,081	693,074
Ironwood Pharmaceuticals Inc.(a)(b)	48,639	417,566
Jounce Therapeutics Inc.(a)	5,718	19,041
Kadmon Holdings Inc.(a)(b)	24,349	61,359
KalVista Pharmaceuticals Inc.(a)(b)	4,570	53,012
Karyopharm Therapeutics Inc.(a)(b)	21,920	210,870
Kezar Life Sciences Inc.(a)(b)	6,653	21,822
Kindred Biosciences Inc.(a)(b)	10,165	69,630
Kiniksa Pharmaceuticals Ltd., Class A(a)	3,470	29,530
Kodiak Sciences Inc.(a)(b)	8,220	118,204
Krystal Biotech Inc.(a)	2,832	98,341
Kura Oncology Inc.(a)	12,937	196,254
La Jolla Pharmaceutical Co.(a)	6,153	54,146
Lexicon Pharmaceuticals Inc.(a)(b)	11,248	33,856
Ligand Pharmaceuticals Inc.(a)(b)	5,642	561,605
Lineage Cell Therapeutics Inc.(a)(b)	36,300	35,574
MacroGenics Inc.(a)	14,549	185,645
Madrigal Pharmaceuticals Inc.(a)(b)	2,215	190,977
Magenta Therapeutics Inc.(a)(b)	5,276	54,132
MannKind Corp.(a)(b)	47,633	59,541
Marker Therapeutics Inc.(a)(b)	13,041	66,640
Medicines Co. (The)(a)	25,357	1,267,850
MediciNova Inc.(a)(b)	9,133	72,653
MeiraGTx Holdings PLC(a)	5,237	83,530
Mersana Therapeutics Inc.(a)	4,643	7,336
Mirati Therapeutics Inc.(a)	9,119	710,461
Moderna Inc.(a)(b)	66,775	1,063,058
Momenta Pharmaceuticals Inc.(a)	31,502	408,266
Mustang Bio Inc.(a)	13,330	43,456
Myriad Genetics Inc.(a)	21,903	627,083
Natera Inc.(a)	18,044	591,843
Neon Therapeutics Inc.(a)(b)	11,005	18,929
Neurocrine Biosciences Inc.(a)(b)	29,413	2,650,405
Novavax Inc.(a)(b)	5,473	27,474
Oncternal Therapeutics Inc. New(a)(b)	684	1,402
OPKO Health Inc.(a)(b)	99,813	208,609
Palatin Technologies Inc.(a)(b)	99,492	90,418
PDL BioPharma Inc.(a)	52,929	114,327
Pieris Pharmaceuticals Inc.(a)	17,592	59,989
PolarityTE Inc.(a)(b)	2,823	9,118
Portola Pharmaceuticals Inc.(a)(b)	24,304	651,833
Principia Biopharma Inc.(a)	5,585	157,720
Progenics Pharmaceuticals Inc.(a)	24,733	125,025
Protagonist Therapeutics Inc.(a)(b)	8,752	105,112
Prothena Corp. PLC(a)(b)	12,045	94,433
PTC Therapeutics Inc.(a)(b)	19,262	651,441
Puma Biotechnology Inc.(a)(b)	9,266	99,748

Security	Shares	Value

Biotechnology (continued)
Ra Pharmaceuticals Inc.(a)(b)	10,389	$245,700
Radius Health Inc.(a)	15,884	409,013
Recro Pharma Inc.(a)(b)	4,325	47,921
Regeneron Pharmaceuticals Inc.(a)(b)	26,574	7,371,628
REGENXBIO Inc.(a)(b)	11,154	397,082
Repligen Corp.(a)	16,829	1,290,616
Replimune Group Inc.(a)(b)	5,134	71,363
Retrophin Inc.(a)(b)	14,755	171,010
Rhythm Pharmaceuticals Inc.(a)	6,273	135,434
Rigel Pharmaceuticals Inc.(a)(b)	52,933	98,985
Rocket Pharmaceuticals Inc.(a)(b)	6,625	77,181
Rubius Therapeutics Inc.(a)(b)	11,023	86,531
Sage Therapeutics Inc.(a)(b)	16,364	2,295,706
Sangamo Therapeutics Inc.(a)	40,699	368,326
Sarepta Therapeutics Inc.(a)(b)	22,897	1,724,602
Savara Inc.(a)	7,957	21,086
Scholar Rock Holding Corp.(a)	5,749	51,454
Seattle Genetics Inc.(a)(b)	37,594	3,210,528
Seres Therapeutics Inc.(a)	5,322	21,341
Solid Biosciences Inc.(a)(b)	3,429	35,456
Sorrento Therapeutics Inc.(a)(b)	47,070	100,730
Spark Therapeutics Inc.(a)	11,102	1,076,672
Spectrum Pharmaceuticals Inc.(a)(b)	31,492	261,226
Stemline Therapeutics Inc.(a)(b)	14,996	156,108
Stoke Therapeutics Inc.(a)	4,026	86,519
Syndax Pharmaceuticals Inc.(a)(b)	1,414	10,563
Synlogic Inc.(a)(b)	9,174	21,008
Synthorx Inc.(a)(b)	4,464	72,629
Syros Pharmaceuticals Inc.(a)(b)	14,480	150,302
TCR2 Therapeutics Inc.(a)(b)	5,717	85,927
TG Therapeutics Inc.(a)(b)	29,862	167,675
Tocagen Inc.(a)(b)	5,385	3,567
Translate Bio Inc.(a)	9,247	91,638
Turning Point Therapeutics Inc.(a)(b)	2,410	90,616
Twist Bioscience Corp.(a)	6,856	163,721
Tyme Technologies Inc.(a)(b)	32,747	38,969
Ultragenyx Pharmaceutical Inc.(a)(b)	16,931	724,308
United Therapeutics Corp.(a)	14,365	1,145,609
UNITY Biotechnology Inc.(a)(b)	7,825	47,732
UroGen Pharma Ltd.(a)	6,037	143,862
Vanda Pharmaceuticals Inc.(a)	17,927	238,071
Veracyte Inc.(a)	15,032	360,768
Vericel Corp.(a)	16,364	247,751
Vertex Pharmaceuticals Inc.(a)	83,818	14,200,446
Viking Therapeutics Inc.(a)(b)	24,503	168,581
Voyager Therapeutics Inc.(a)(b)	7,093	122,071
X4 Pharmaceuticals Inc.(a)	896	11,388
XBiotech Inc.(a)(b)	10,154	106,211
Xencor Inc.(a)	14,701	495,865
Y-mAbs Therapeutics Inc.(a)(b)	5,326	138,796
ZIOPHARM Oncology Inc.(a)(b)	54,386	232,772

		243,486,261

Building Products — 0.4%
AAON Inc.	14,283	656,161
Advanced Drainage Systems Inc.	12,958	418,155
Allegion PLC	31,111	3,224,655
American Woodmark Corp.(a)(b)	5,706	507,320
AO Smith Corp.	44,411	2,118,849
Apogee Enterprises Inc.	8,557	333,637
Armstrong Flooring Inc.(a)	5,827	37,235

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Armstrong World Industries Inc.	15,868	$1,534,436
Builders FirstSource Inc.(a)	35,063	721,421
Caesarstone Ltd.	7,408	123,047
Continental Building Products Inc.(a)	12,391	338,150
Cornerstone Building Brands Inc.(a)(b)	13,721	83,012
CSW Industrials Inc.	4,450	307,184
Fortune Brands Home & Security Inc.	45,025	2,462,868
Gibraltar Industries Inc.(a)	9,830	451,590
Griffon Corp.	13,721	287,729
Insteel Industries Inc.	5,226	107,290
JELD-WEN Holding Inc.(a)	21,253	409,970
Johnson Controls International PLC	260,720	11,443,001
Lennox International Inc.	11,387	2,766,699
Masco Corp.	93,056	3,878,574
Masonite International Corp.(a)(b)	8,662	502,396
Owens Corning	35,074	2,216,677
Patrick Industries Inc.(a)(b)	7,026	301,275
PGT Innovations Inc.(a)	17,846	308,200
Quanex Building Products Corp.	10,943	197,849
Resideo Technologies Inc.(a)	39,911	572,723
Simpson Manufacturing Co. Inc.	15,210	1,055,118
Trex Co. Inc.(a)	19,616	1,783,683
Universal Forest Products Inc.	19,219	766,454

		39,915,358

Capital Markets — 2.5%
Affiliated Managers Group Inc.	15,955	1,329,849
Ameriprise Financial Inc.	42,614	6,268,519
Ares Management Corp., Class A	20,773	556,924
Artisan Partners Asset Management Inc., Class A	15,100	426,424
Assetmark Financial Holdings Inc.(a)	4,481	116,730
Associated Capital Group Inc., Class A	779	27,725
B. Riley Financial Inc.	8,813	208,163
Bank of New York Mellon Corp. (The)	274,713	12,419,775
BGC Partners Inc., Class A	101,155	556,353
BlackRock Inc.(c)	38,721	17,255,626
Blucora Inc.(a)	15,786	341,609
BrightSphere Investment Group PLC(a)	23,832	236,175
Cboe Global Markets Inc.	36,506	4,194,904
Charles Schwab Corp. (The)	381,509	15,958,521
CME Group Inc.	115,526	24,415,265
Cohen & Steers Inc.	7,411	407,086
Cowen Inc., Class A(a)(b)	7,486	115,210
Diamond Hill Investment Group Inc.	874	120,726
Donnelley Financial Solutions Inc.(a)	12,145	149,626
E*TRADE Financial Corp.	78,129	3,413,456
Eaton Vance Corp., NVS	36,883	1,657,153
Evercore Inc., Class A	12,778	1,023,518
FactSet Research Systems Inc.	12,185	2,960,589
Federated Investors Inc., Class B	32,260	1,045,547
Focus Financial Partners Inc., Class A(a)	8,509	202,514
Franklin Resources Inc.	91,338	2,636,015
GAIN Capital Holdings Inc.	11,948	63,085
GAMCO Investors Inc., Class A	3,828	74,837
Goldman Sachs Group Inc. (The)	105,557	21,874,577
Greenhill & Co. Inc.	5,394	70,769
Hamilton Lane Inc., Class A	7,025	400,144
Houlihan Lokey Inc.	13,415	605,017
Interactive Brokers Group Inc., Class A(b)	23,699	1,274,532
Intercontinental Exchange Inc.	181,731	16,768,319
INTL. FCStone Inc.(a)	4,228	173,602

Security	Shares	Value

Capital Markets (continued)
Invesco Ltd.	130,331	$2,207,807
Janus Henderson Group PLC	29,753	668,252
Ladenburg Thalmann Financial Services Inc.	30,989	73,444
Lazard Ltd., Class A	34,719	1,215,165
Legg Mason Inc.	27,312	1,043,045
LPL Financial Holdings Inc.	26,241	2,149,138
MarketAxess Holdings Inc.	12,066	3,951,615
Moelis & Co., Class A	14,141	464,532
Moody’s Corp.	53,800	11,019,854
Morgan Stanley	387,190	16,521,397
Morningstar Inc.	6,371	931,058
MSCI Inc.	26,833	5,842,886
Nasdaq Inc.	37,769	3,752,350
Northern Trust Corp.	64,664	6,034,445
Oppenheimer Holdings Inc., Class A, NVS	3,079	92,555
Piper Jaffray Companies	4,479	338,075
PJT Partners Inc., Class A	7,647	311,233
Pzena Investment Management Inc., Class A	3,341	29,802
Raymond James Financial Inc.	40,942	3,376,077
S&P Global Inc.	80,261	19,662,340
Safeguard Scientifics Inc.(a)	5,992	67,949
Sculptor Capital Management Inc.	5,435	105,874
SEI Investments Co.	42,793	2,535,699
Siebert Financial Corp.(a)	2,514	23,129
Silvercrest Asset Management Group Inc., Class A	2,177	26,777
State Street Corp.	121,024	7,163,411
Stifel Financial Corp.	21,809	1,251,400
T Rowe Price Group Inc.	75,243	8,596,513
TD Ameritrade Holding Corp.	88,192	4,118,566
Value Line Inc.	318	7,235
Virtu Financial Inc., Class A	14,457	236,517
Virtus Investment Partners Inc.	2,139	236,509
Waddell & Reed Financial Inc., Class A	25,155	432,163
Westwood Holdings Group Inc.	2,037	56,364
WisdomTree Investments Inc.	48,394	252,859

		244,144,919

Chemicals — 2.0%
Advanced Emissions Solutions Inc.	8,071	119,774
AdvanSix Inc.(a)	9,569	246,115
Air Products & Chemicals Inc.	71,688	15,904,700
Albemarle Corp.	34,647	2,408,659
American Vanguard Corp.	8,140	127,798
Amyris Inc.(a)(b)	16,319	77,678
Ashland Global Holdings Inc.	19,775	1,523,664
Axalta Coating Systems Ltd.(a)	67,183	2,025,567
Balchem Corp.	10,005	992,396
Cabot Corp.	18,890	856,095
Celanese Corp.	40,373	4,937,214
CF Industries Holdings Inc.	71,648	3,525,082
Chase Corp.	1,948	213,092
Chemours Co. (The)	54,592	815,605
Corteva Inc.(a)	246,261	6,895,308
Dow Inc.(a)	245,376	11,692,166
DuPont de Nemours Inc.	245,056	17,474,943
Eastman Chemical Co.	44,355	3,274,730
Ecolab Inc.	82,378	16,314,139
Element Solutions Inc.(a)	71,001	722,790
Ferro Corp.(a)	26,821	318,097
Flotek Industries Inc.(a)(b)	16,601	36,522
FMC Corp.	43,030	3,772,870

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
FutureFuel Corp.	10,865	$129,728
GCP Applied Technologies Inc.(a)(b)	16,985	326,961
Hawkins Inc.	2,618	111,265
HB Fuller Co.	16,349	761,209
Huntsman Corp.	70,339	1,636,085
Ingevity Corp.(a)	13,427	1,139,147
Innophos Holdings Inc.	6,521	211,672
Innospec Inc.	7,830	697,966
International Flavors & Fragrances Inc.	34,641	4,250,104
Intrepid Potash Inc.(a)(b)	37,836	123,724
Koppers Holdings Inc.(a)	6,334	185,016
Kraton Corp.(a)	9,705	313,374
Kronos Worldwide Inc.	5,920	73,230
Linde PLC	177,111	34,309,943
Livent Corp.(a)	47,529	317,969
LSB Industries Inc.(a)	5,584	28,925
LyondellBasell Inc.(a)(d)	8,345	3,613
LyondellBasell Industries NV, Class A	87,085	7,791,495
Minerals Technologies Inc.	11,784	625,613
Mosaic Co. (The)	113,638	2,329,579
NewMarket Corp.	2,222	1,048,984
Olin Corp.	51,640	966,701
OMNOVA Solutions Inc.(a)	13,568	136,630
Orion Engineered Carbons SA	19,212	321,033
PolyOne Corp.	25,330	827,025
PPG Industries Inc.	76,610	9,079,051
PQ Group Holdings Inc.(a)(b)	14,486	230,907
Quaker Chemical Corp.	4,302	680,318
Rayonier Advanced Materials Inc.	17,043	73,796
RPM International Inc.	42,049	2,893,392
Scotts Miracle-Gro Co. (The)	12,988	1,322,438
Sensient Technologies Corp.	13,699	940,436
Sherwin-Williams Co. (The)(b)	27,069	14,884,431
Stepan Co.	6,476	628,561
Trecora Resources(a)	5,847	52,740
Tredegar Corp.	7,022	137,069
Trinseo SA	13,959	599,539
Tronox Holdings PLC, Class A(a)	34,210	283,943
Valhi Inc.	5,702	10,834
Valvoline Inc.	60,702	1,337,265
Westlake Chemical Corp.	11,731	768,615
WR Grace & Co.	18,539	1,237,664

		188,102,994

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	21,114	766,860
ACCO Brands Corp.	33,458	330,230
ADT Inc.(b)	33,722	211,437
Advanced Disposal Services Inc.(a)	25,104	817,637
Brady Corp., Class A, NVS	15,361	814,901
BrightView Holdings Inc.(a)	7,917	135,777
Brink’s Co. (The)	16,004	1,327,532
Casella Waste Systems Inc., Class A(a)(b)	13,803	592,701
CECO Environmental Corp.(a)(b)	7,834	54,720
Charah Solutions Inc.(a)(b)	2,540	5,385
Cimpress NV(a)	7,017	925,121
Cintas Corp.	27,395	7,344,599
Clean Harbors Inc.(a)	16,314	1,259,441
CompX International Inc.	433	6,205
Copart Inc.(a)	64,113	5,150,197
Covanta Holding Corp.	35,879	620,348

Security	Shares	Value

Commercial Services & Supplies (continued)
Deluxe Corp.	13,154	$646,651
Ennis Inc.	7,832	158,285
Healthcare Services Group Inc.	24,375	592,069
Heritage-Crystal Clean Inc.(a)	6,368	168,752
Herman Miller Inc.	19,642	905,300
HNI Corp.	14,132	501,686
IAA Inc.(a)	43,613	1,819,970
Interface Inc.	17,445	251,906
KAR Auction Services Inc.	43,613	1,070,699
Kimball International Inc., Class B, NVS	9,768	188,522
Knoll Inc.	14,256	361,390
LSC Communications Inc.	12,017	16,583
Matthews International Corp., Class A	9,616	340,310
McGrath RentCorp.	7,470	519,837
Mobile Mini Inc.	13,765	507,378
MSA Safety Inc.	11,589	1,264,476
NL Industries Inc.(a)	2,006	7,543
PICO Holdings Inc.(a)	6,531	65,898
Pitney Bowes Inc.	56,361	257,570
Quad/Graphics Inc.	10,453	109,861
Republic Services Inc.	69,190	5,988,395
Rollins Inc.	46,741	1,592,466
RR Donnelley & Sons Co.	22,285	84,014
SP Plus Corp.(a)	7,261	268,657
Steelcase Inc., Class A	30,352	558,477
Stericycle Inc.(a)(b)	28,947	1,474,271
Team Inc.(a)(b)	8,158	147,252
Tetra Tech Inc.(b)	17,331	1,503,638
U.S. Ecology Inc.	6,432	411,262
UniFirst Corp./MA	5,126	1,000,185
Viad Corp.	6,067	407,399
VSE Corp.	2,360	80,452
Waste Management Inc.	138,355	15,910,825

		59,545,070

Communications Equipment — 1.0%
Acacia Communications Inc.(a)	12,090	790,686
ADTRAN Inc.	16,973	192,559
Applied Optoelectronics Inc.(a)(b)	6,269	70,338
Arista Networks Inc.(a)	19,240	4,596,821
CalAmp Corp.(a)	10,091	116,248
Calix Inc.(a)	11,883	75,932
Casa Systems Inc.(a)	8,928	70,130
Ciena Corp.(a)(b)	50,241	1,970,954
Cisco Systems Inc.	1,398,343	69,092,128
Clearfield Inc.(a)(b)	3,381	40,065
CommScope Holding Co. Inc.(a)(b)	60,320	709,363
Comtech Telecommunications Corp.	6,140	199,550
DASAN Zhone Solutions Inc.(a)	2,018	18,485
Digi International Inc.(a)	7,770	105,827
EchoStar Corp., Class A(a)	14,849	588,317
Extreme Networks Inc.(a)	34,091	248,012
F5 Networks Inc.(a)	19,226	2,699,715
Harmonic Inc.(a)	30,099	198,051
Infinera Corp.(a)	64,894	353,672
Inseego Corp.(a)(b)	19,024	91,315
InterDigital Inc.	10,780	565,627
Juniper Networks Inc.	110,533	2,735,692
KVH Industries Inc.(a)(b)	4,354	46,370
Lumentum Holdings Inc.(a)	24,323	1,302,740
Motorola Solutions Inc.	53,446	9,107,733

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
NETGEAR Inc.(a)(b)	10,489	$337,956
NetScout Systems Inc.(a)	24,057	554,754
Plantronics Inc.	11,052	412,461
Ribbon Communications Inc.(a)(b)	16,347	95,467
Ubiquiti Inc.(a)(b)	4,827	570,841
ViaSat Inc.(a)	18,742	1,411,648
Viavi Solutions Inc.(a)	70,285	984,341

		100,353,798

Construction & Engineering — 0.2%
AECOM(a)	50,537	1,898,170
Aegion Corp.(a)(b)	11,818	252,669
Ameresco Inc., Class A(a)(b)	5,887	94,604
Arcosa Inc.	15,433	527,963
Argan Inc.	4,597	180,616
Comfort Systems USA Inc.	12,752	564,021
Construction Partners Inc., Class A(a)(b)	6,377	99,354
Dycom Industries Inc.(a)	9,966	508,764
EMCOR Group Inc.	18,020	1,551,882
Fluor Corp.	45,284	866,283
Granite Construction Inc.	16,203	520,602
Great Lakes Dredge & Dock Corp.(a)	17,732	185,299
IES Holdings Inc.(a)	2,394	49,293
Jacobs Engineering Group Inc.	42,794	3,915,651
MasTec Inc.(a)(b)	19,853	1,289,055
MYR Group Inc.(a)	4,330	135,486
NV5 Global Inc.(a)(b)	3,286	224,335
Primoris Services Corp.	13,764	269,912
Quanta Services Inc.	46,954	1,774,861
Sterling Construction Co. Inc.(a)	8,103	106,555
Tutor Perini Corp.(a)(b)	11,782	168,836
Valmont Industries Inc.	7,112	984,585
WillScot Corp.(a)(b)	16,936	263,863

		16,432,659

Construction Materials — 0.2%
Eagle Materials Inc.	13,646	1,228,276
Forterra Inc.(a)(b)	5,792	41,876
Martin Marietta Materials Inc.	20,220	5,542,302
Summit Materials Inc., Class A(a)(b)	38,518	855,100
U.S. Concrete Inc.(a)	5,147	284,526
U.S. Lime & Minerals Inc.	387	29,606
Vulcan Materials Co.	43,051	6,511,033

		14,492,719

Consumer Finance — 0.7%
Ally Financial Inc.	127,888	4,240,766
American Express Co.	223,089	26,386,967
Capital One Financial Corp.	152,609	13,884,367
Credit Acceptance Corp.(a)	3,337	1,539,392
Curo Group Holdings Corp.(a)(b)	4,170	55,378
Discover Financial Services	104,016	8,434,657
Elevate Credit Inc.(a)	9,643	40,597
Encore Capital Group Inc.(a)(b)	10,538	351,179
Enova International Inc.(a)	12,128	251,656
EZCORP Inc., Class A, NVS(a)	14,276	92,152
FirstCash Inc.	13,444	1,232,412
Green Dot Corp., Class A(a)	15,188	383,497
LendingClub Corp.(a)(b)	20,034	262,045
Navient Corp.	68,255	873,664
Nelnet Inc., Class A	5,358	340,769
OneMain Holdings Inc.	21,027	771,270

Security	Shares	Value

Consumer Finance (continued)
PRA Group Inc.(a)(b)	14,717	$497,287
Regional Management Corp.(a)	3,290	92,646
Santander Consumer USA Holdings Inc.	33,232	847,748
SLM Corp.	140,993	1,244,263
Synchrony Financial	216,994	7,397,325
World Acceptance Corp.(a)(b)	2,283	291,105

		69,511,142

Containers & Packaging — 0.4%
AptarGroup Inc.	20,553	2,434,503
Ardagh Group SA	5,839	91,556
Avery Dennison Corp.	27,311	3,101,710
Ball Corp.	107,258	7,809,455
Berry Global Group Inc.(a)	42,198	1,657,115
Crown Holdings Inc.(a)	42,874	2,832,256
Graphic Packaging Holding Co.	94,851	1,399,052
Greif Inc., Class A, NVS	7,640	289,480
Greif Inc., Class B	1,821	82,965
International Paper Co.	128,944	5,392,438
Myers Industries Inc.	11,781	207,935
Owens-Illinois Inc.	52,507	539,247
Packaging Corp. of America	30,805	3,268,410
Sealed Air Corp.	51,395	2,133,406
Silgan Holdings Inc.	26,566	797,910
Sonoco Products Co.	31,742	1,847,702
UFP Technologies Inc.(a)	2,007	77,470
Westrock Co.	81,802	2,981,683

		36,944,293

Distributors — 0.1%
Core-Mark Holding Co. Inc.	13,677	439,237
Funko Inc., Class A(a)(b)	7,728	159,004
Genuine Parts Co.	46,355	4,616,494
LKQ Corp.(a)(b)	98,834	3,108,329
Pool Corp.	12,564	2,534,159
Weyco Group Inc.	1,988	44,949

		10,902,172

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	18,718	712,969
American Public Education Inc.(a)	5,453	121,820
Bright Horizons Family Solutions Inc.(a)	18,961	2,891,552
Career Education Corp.(a)	24,393	387,605
Carriage Services Inc.	4,662	95,291
Chegg Inc.(a)(b)	37,692	1,128,875
Collectors Universe Inc.	4,230	120,470
frontdoor Inc.(a)	27,545	1,337,861
Graham Holdings Co., Class B	1,406	932,811
Grand Canyon Education Inc.(a)	15,417	1,513,949
H&R Block Inc.	65,178	1,539,504
Houghton Mifflin Harcourt Co.(a)(b)	32,474	173,086
K12 Inc.(a)	13,419	354,262
Laureate Education Inc., Class A(a)(b)	32,198	533,682
OneSpaWorld Holdings Ltd.(a)(b)	14,646	227,452
Regis Corp.(a)	9,301	188,066
Select Interior Concepts Inc., Class A(a)	8,926	115,770
Service Corp. International/U.S.	57,918	2,769,060
ServiceMaster Global Holdings Inc.(a)	43,725	2,444,228
Sotheby’s(a)	10,210	581,766
Strategic Education Inc.	7,069	960,536
WW International Inc.(a)(b)	14,112	533,716

		19,664,331

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 1.5%
AXA Equitable Holdings Inc.	95,433	$2,114,795
Banco Latinoamericano de Comercio Exterior SA, Class E	8,458	168,653
Berkshire Hathaway Inc., Class B(a)	638,488	132,818,274
Cannae Holdings Inc.(a)	20,750	570,002
FGL Holdings(b)	45,008	359,164
Jefferies Financial Group Inc.	88,334	1,625,346
Marlin Business Services Corp.	2,442	61,514
On Deck Capital Inc.(a)	18,468	62,052
Voya Financial Inc.	44,866	2,442,505

		140,222,305

Diversified Telecommunication Services — 1.9%
Anterix Inc.(a)(b)	3,676	133,071
AT&T Inc.	2,382,944	90,170,601
ATN International Inc.	3,634	212,117
Bandwidth Inc., Class A(a)(b)	5,189	337,856
CenturyLink Inc.	353,452	4,411,081
Cincinnati Bell Inc.(a)(b)	14,012	71,041
Cogent Communications Holdings Inc.	14,001	771,455
Consolidated Communications Holdings Inc.	19,446	92,563
Frontier Communications Corp.(a)(b)	47,527	41,206
GCI Liberty Inc., Class A(a)	32,354	2,008,213
IDT Corp., Class B(a)	9,851	103,731
Intelsat SA(a)(b)	23,563	537,236
Iridium Communications Inc.(a)	32,000	680,960
Ooma Inc.(a)	9,688	100,755
ORBCOMM Inc.(a)	23,008	109,518
Pareteum Corp.(a)(b)	46,577	60,084
Verizon Communications Inc.	1,350,826	81,535,857
Vonage Holdings Corp.(a)	76,007	858,879
Zayo Group Holdings Inc.(a)	72,872	2,470,361

		184,706,585

Electric Utilities — 2.0%
ALLETE Inc.	16,933	1,480,114
Alliant Energy Corp.	77,914	4,201,902
American Electric Power Co. Inc.	161,574	15,137,868
Avangrid Inc.	17,915	936,059
Duke Energy Corp.	237,686	22,784,580
Edison International	114,626	8,645,093
El Paso Electric Co.	13,443	901,756
Entergy Corp.	65,068	7,636,380
Evergy Inc.	76,964	5,122,724
Eversource Energy	106,051	9,064,179
Exelon Corp.	317,098	15,319,004
FirstEnergy Corp.	172,464	8,317,939
Hawaiian Electric Industries Inc.	35,253	1,607,889
IDACORP Inc.	16,750	1,887,222
MGE Energy Inc.	11,384	909,240
NextEra Energy Inc.	156,157	36,383,019
OGE Energy Corp.	64,293	2,917,616
Otter Tail Corp.	12,658	680,368
PG&E Corp.(a)	171,998	1,719,980
Pinnacle West Capital Corp.	36,328	3,526,359
PNM Resources Inc.	26,419	1,375,902
Portland General Electric Co.	28,680	1,616,692
PPL Corp.	235,235	7,407,550
Southern Co. (The)	339,499	20,970,853
Spark Energy Inc., Class A	1,834	19,349

Security	Shares	Value

Electric Utilities (continued)
Xcel Energy Inc.	167,166	$10,847,402

		191,417,039

Electrical Equipment — 0.6%
Acuity Brands Inc.	12,646	1,704,554
Allied Motion Technologies Inc.	1,901	67,124
American Superconductor Corp.(a)	11,160	87,494
AMETEK Inc.	74,197	6,812,769
Atkore International Group Inc.(a)(b)	14,364	435,947
AZZ Inc.	8,054	350,832
Bloom Energy Corp., Class A(a)	17,779	57,782
Eaton Corp. PLC	138,379	11,506,214
Emerson Electric Co.	199,181	13,317,242
Encore Wire Corp.	6,223	350,230
Energous Corp.(a)(b)	4,560	15,116
EnerSys	13,948	919,731
Generac Holdings Inc.(a)(b)	20,268	1,587,795
GrafTech International Ltd.	19,598	250,854
Hubbell Inc.	17,659	2,320,393
nVent Electric PLC	48,562	1,070,307
Plug Power Inc.(a)(b)	86,481	227,445
Powell Industries Inc.	2,563	100,342
Preformed Line Products Co.	805	43,945
Regal Beloit Corp.	14,314	1,042,775
Rockwell Automation Inc.	38,147	6,286,626
Sensata Technologies Holding PLC(a)(b)	51,222	2,564,173
Sunrun Inc.(a)	36,221	605,072
Thermon Group Holdings Inc.(a)	10,640	244,507
TPI Composites Inc.(a)(b)	9,311	174,581
Vicor Corp.(a)(b)	5,663	167,172
Vivint Solar Inc.(a)(b)	18,488	120,912

		52,431,934

Electronic Equipment, Instruments & Components — 0.7%
Akoustis Technologies Inc.(a)(b)	13,421	104,013
Amphenol Corp., Class A(b)	94,672	9,135,848
Anixter International Inc.(a)	10,632	734,884
Arlo Technologies Inc.(a)	26,210	89,376
Arrow Electronics Inc.(a)	26,479	1,974,804
Avnet Inc.	33,378	1,484,820
AVX Corp.	14,341	217,983
Badger Meter Inc.	8,666	465,364
Bel Fuse Inc., Class B, NVS	3,277	49,253
Belden Inc.(b)	12,944	690,433
Benchmark Electronics Inc.	12,910	375,165
CDW Corp./DE	47,236	5,821,365
Cognex Corp.(b)	54,479	2,676,553
Coherent Inc.(a)	7,735	1,189,024
Corning Inc.	250,734	7,150,934
CTS Corp.	9,983	323,050
Daktronics Inc.	10,831	79,987
Dolby Laboratories Inc., Class A	20,948	1,354,079
ePlus Inc.(a)	4,558	346,818
Fabrinet(a)	11,172	584,296
FARO Technologies Inc.(a)	5,151	249,051
Fitbit Inc., Class A(a)(b)	66,387	252,934
FLIR Systems Inc.	44,825	2,357,347
II-VI Inc.(a)	28,364	998,684
Insight Enterprises Inc.(a)	10,722	597,108
IPG Photonics Corp.(a)(b)	11,944	1,619,606
Iteris Inc.(a)	13,243	76,081

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Itron Inc.(a)	11,220	$829,831
Jabil Inc.	48,754	1,743,931
KEMET Corp.	19,203	349,111
Keysight Technologies Inc.(a)	61,078	5,939,835
Kimball Electronics Inc.(a)	7,359	106,779
Knowles Corp.(a)	24,986	508,215
Littelfuse Inc.	7,614	1,350,038
Methode Electronics Inc.	11,182	376,162
MTS Systems Corp.	6,430	355,258
Napco Security Technologies Inc.(a)(b)	4,569	116,601
National Instruments Corp.	42,176	1,770,970
nLight Inc.(a)(b)	13,169	206,227
Novanta Inc.(a)(b)	10,856	887,152
OSI Systems Inc.(a)	5,806	589,657
PAR Technology Corp.(a)(b)	3,725	88,543
PC Connection Inc.	4,883	189,949
Plexus Corp.(a)(b)	10,272	642,103
Rogers Corp.(a)(b)	5,938	811,784
Sanmina Corp.(a)	21,802	700,062
ScanSource Inc.(a)	8,081	246,875
SYNNEX Corp.	13,211	1,491,522
Tech Data Corp.(a)	12,230	1,274,855
Trimble Inc.(a)	82,282	3,193,364
TTM Technologies Inc.(a)(b)	29,015	353,838
Vishay Intertechnology Inc.	40,806	690,846
Vishay Precision Group Inc.(a)	3,518	115,179
Zebra Technologies Corp., Class A(a)(b)	17,527	3,617,047

		69,544,594

Energy Equipment & Services — 0.4%
Apergy Corp.(a)	24,783	670,380
Archrock Inc.	42,322	421,950
Baker Hughes a GE Co.	206,569	4,792,401
C&J Energy Services Inc.(a)	20,440	219,321
Cactus Inc., Class A(a)	15,192	439,656
Covia Holdings Corp.(a)(b)	10,347	20,901
Diamond Offshore Drilling Inc.(a)	21,582	119,996
DMC Global Inc.	4,341	190,917
Dril-Quip Inc.(a)(b)	12,026	603,465
Era Group Inc.(a)	6,357	67,130
Exterran Corp.(a)	10,260	133,996
Forum Energy Technologies Inc.(a)	27,760	43,028
Frank’s International NV(a)	36,895	175,251
FTS International Inc.(a)	7,243	16,224
Geospace Technologies Corp.(a)	6,684	102,733
Halliburton Co.	283,369	5,341,506
Helix Energy Solutions Group Inc.(a)	43,102	347,402
Helmerich & Payne Inc.	35,153	1,408,581
Independence Contract Drilling Inc.(a)(b)	13,636	16,363
Keane Group Inc.(a)	15,143	91,767
KLX Energy Services Holdings Inc.(a)	6,322	54,654
Liberty Oilfield Services Inc., Class A(b)	14,195	153,732
Mammoth Energy Services Inc.	2,558	6,344
Matrix Service Co.(a)	7,656	131,224
McDermott International Inc.(a)(b)	57,454	116,057
Nabors Industries Ltd.	115,886	216,707
National Energy Services Reunited Corp.(a)	11,064	73,907
National Oilwell Varco Inc.	127,678	2,706,774
Natural Gas Services Group Inc.(a)	3,497	44,797
NCS Multistage Holdings Inc.(a)(b)	3,611	7,222
Newpark Resources Inc.(a)(b)	26,695	203,416

Security	Shares	Value

Energy Equipment & Services (continued)
Nine Energy Service Inc.(a)(b)	3,525	$21,749
Noble Corp. PLC(a)	71,964	91,394
Oceaneering International Inc.(a)	29,872	404,766
Oil States International Inc.(a)(b)	18,958	252,141
Pacific Drilling SA(a)(b)	9,632	37,661
Parker Drilling Co.(a)	4,919	93,067
Patterson-UTI Energy Inc.	61,696	527,501
ProPetro Holding Corp.(a)	24,179	219,787
RigNet Inc.(a)(b)	3,585	27,784
RPC Inc.	18,097	101,524
Schlumberger Ltd.	451,200	15,417,504
SEACOR Holdings Inc.(a)(b)	6,648	312,921
SEACOR Marine Holdings Inc.(a)	4,560	57,319
Seadrill Ltd.(a)(b)	23,929	50,251
Select Energy Services Inc., Class A(a)(b)	18,711	162,037
Smart Sand Inc.(a)	5,489	15,534
Solaris Oilfield Infrastructure Inc., Class A	10,597	142,212
TETRA Technologies Inc.(a)(b)	35,404	71,162
Tidewater Inc.(a)(b)	10,584	159,924
Transocean Ltd.(a)	187,706	839,046
U.S. Silica Holdings Inc.	25,710	245,788

		38,188,874

Entertainment — 1.7%
Activision Blizzard Inc.(b)	246,879	13,064,837
AMC Entertainment Holdings Inc., Class A	16,747	179,193
Cinemark Holdings Inc.	35,305	1,364,185
Electronic Arts Inc.(a)	95,032	9,296,030
Eros International PLC(a)(b)	8,971	17,135
Gaia Inc.(a)(b)	4,193	27,401
Glu Mobile Inc.(a)	32,892	164,131
IMAX Corp.(a)(b)	17,893	392,751
Liberty Media Corp.-Liberty Braves, Class A(a)	3,161	87,971
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	10,353	287,296
Liberty Media Corp.-Liberty Formula One, Class A(a)	7,774	307,773
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	65,441	2,721,691
Lions Gate Entertainment Corp., Class A	17,082	158,008
Lions Gate Entertainment Corp., Class B, NVS	32,620	285,099
Live Nation Entertainment Inc.(a)	41,864	2,777,258
LiveXLive Media Inc.(a)(b)	8,765	17,574
Madison Square Garden Co. (The), Class A(a)	5,983	1,576,640
Marcus Corp. (The)	8,519	315,288
Netflix Inc.(a)	137,468	36,789,186
Reading International Inc., Class A, NVS(a)	5,140	61,474
Rosetta Stone Inc.(a)	5,910	102,834
Spotify Technology SA(a)(b)	38,303	4,366,542
Take-Two Interactive Software Inc.(a)	36,323	4,552,725
Viacom Inc., Class A	3,011	79,069
Viacom Inc., Class B, NVS	114,609	2,754,054
Walt Disney Co. (The)	569,844	74,262,070
World Wrestling Entertainment Inc., Class A(b)	14,053	999,871
Zynga Inc., Class A(a)	275,007	1,600,541

		158,608,627

Equity Real Estate Investment Trusts (REITs) — 4.1%
Acadia Realty Trust	28,603	817,474
Agree Realty Corp.	13,900	1,016,785
Alexander & Baldwin Inc.	24,060	589,711
Alexander’s Inc.	744	259,217
Alexandria Real Estate Equities Inc.	36,220	5,579,329

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Assets Trust Inc.	15,021	$702,082
American Campus Communities Inc.	44,884	2,158,023
American Finance Trust Inc.	34,488	481,452
American Homes 4 Rent, Class A	82,669	2,140,300
American Tower Corp.	143,319	31,692,130
Americold Realty Trust	62,117	2,302,677
Apartment Investment & Management Co., Class A	48,720	2,540,261
Apple Hospitality REIT Inc.	65,920	1,092,954
Armada Hoffler Properties Inc.	17,999	325,602
Ashford Hospitality Trust Inc.	22,254	73,661
AvalonBay Communities Inc.	45,481	9,793,424
Bluerock Residential Growth REIT Inc.	5,903	69,478
Boston Properties Inc.	50,709	6,574,929
Braemar Hotels & Resorts Inc.	9,549	89,665
Brandywine Realty Trust	59,712	904,637
Brixmor Property Group Inc.	96,644	1,960,907
Brookfield Property REIT Inc., Class A	24,116	491,725
BRT Apartments Corp.	6,583	95,980
Camden Property Trust	30,276	3,360,939
CareTrust REIT Inc.	30,805	724,072
CatchMark Timber Trust Inc., Class A	20,508	218,820
CBL & Associates Properties Inc.	96,075	123,937
Cedar Realty Trust Inc.	26,688	80,064
Chatham Lodging Trust	15,538	282,015
City Office REIT Inc.	15,619	224,757
Clipper Realty Inc.	8,026	81,785
Colony Capital Inc.	156,424	941,672
Columbia Property Trust Inc.	38,791	820,430
Community Healthcare Trust Inc.	6,974	310,692
CoreCivic Inc.	36,806	636,008
CorEnergy Infrastructure Trust Inc.	4,656	219,856
CorePoint Lodging Inc.	13,887	140,398
CoreSite Realty Corp.	11,804	1,438,317
Corporate Office Properties Trust	36,317	1,081,520
Cousins Properties Inc.	47,952	1,802,516
Crown Castle International Corp.	135,277	18,804,856
CubeSmart	62,397	2,177,655
CyrusOne Inc.	36,296	2,871,014
DiamondRock Hospitality Co.	65,168	667,972
Digital Realty Trust Inc.	67,450	8,755,684
Douglas Emmett Inc.	54,234	2,322,842
Duke Realty Corp.	118,324	4,019,466
Easterly Government Properties Inc.	23,450	499,485
EastGroup Properties Inc.	12,294	1,536,996
Empire State Realty Trust Inc., Class A	46,641	665,567
EPR Properties	24,906	1,914,275
Equinix Inc.	27,401	15,804,897
Equity Commonwealth	38,802	1,328,968
Equity LifeStyle Properties Inc.	28,295	3,780,212
Equity Residential	119,888	10,341,539
Essential Properties Realty Trust Inc.	23,473	537,766
Essex Property Trust Inc.	21,244	6,939,353
Extra Space Storage Inc.	40,323	4,710,533
Farmland Partners Inc.	10,346	69,111
Federal Realty Investment Trust	24,562	3,343,871
First Industrial Realty Trust Inc.	41,428	1,638,892
Four Corners Property Trust Inc.	21,379	604,598
Franklin Street Properties Corp.	33,871	286,549
Front Yard Residential Corp.	16,756	193,699
Gaming and Leisure Properties Inc.	67,191	2,569,384

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
GEO Group Inc. (The)	38,491	$667,434
Getty Realty Corp.	10,642	341,183
Gladstone Commercial Corp.	11,861	278,733
Gladstone Land Corp.	7,237	86,084
Global Medical REIT Inc.	14,095	160,683
Global Net Lease Inc.	25,563	498,478
Hannon Armstrong Sustainable Infrastructure Capital Inc.	20,676	602,705
HCP Inc.	160,930	5,733,936
Healthcare Realty Trust Inc.	40,974	1,372,629
Healthcare Trust of America Inc., Class A	68,121	2,001,395
Hersha Hospitality Trust	11,597	172,563
Highwoods Properties Inc.	32,722	1,470,527
Host Hotels & Resorts Inc.	235,732	4,075,806
Hudson Pacific Properties Inc.	49,368	1,651,853
Independence Realty Trust Inc.	29,913	428,055
Industrial Logistics Properties Trust	19,735	419,369
Innovative Industrial Properties Inc.(b)	3,692	341,030
Investors Real Estate Trust	3,603	269,036
Invitation Homes Inc.	155,998	4,619,101
Iron Mountain Inc.	93,576	3,030,927
iStar Inc.	19,199	250,547
JBG SMITH Properties	39,783	1,559,891
Jernigan Capital Inc.	7,414	142,720
Kilroy Realty Corp.	32,514	2,532,515
Kimco Realty Corp.	132,328	2,763,009
Kite Realty Group Trust	24,769	400,019
Lamar Advertising Co., Class A	28,034	2,296,826
Lexington Realty Trust	78,100	800,525
Liberty Property Trust	50,814	2,608,283
Life Storage Inc.	15,059	1,587,369
LTC Properties Inc.	11,943	611,720
Macerich Co. (The)	45,339	1,432,259
Mack-Cali Realty Corp.	29,090	630,089
Medical Properties Trust Inc.	146,878	2,872,934
Mid-America Apartment Communities Inc.	37,050	4,816,870
Monmouth Real Estate Investment Corp.	33,149	477,677
National Health Investors Inc.	13,663	1,125,695
National Retail Properties Inc.	52,569	2,964,892
National Storage Affiliates Trust	18,933	631,794
New Senior Investment Group Inc.	26,247	175,330
NexPoint Residential Trust Inc.	5,323	248,903
Office Properties Income Trust	15,332	469,772
Omega Healthcare Investors Inc.	69,298	2,895,963
One Liberty Properties Inc.	3,559	97,979
Outfront Media Inc.	47,158	1,310,049
Paramount Group Inc.	68,757	917,906
Park Hotels & Resorts Inc.	79,580	1,987,113
Pebblebrook Hotel Trust	41,560	1,156,199
Pennsylvania REIT(b)	21,022	120,246
Physicians Realty Trust	60,436	1,072,739
Piedmont Office Realty Trust Inc., Class A	40,917	854,347
PotlatchDeltic Corp.	21,043	864,552
Preferred Apartment Communities Inc., Class A	11,851	171,247
Prologis Inc.	204,383	17,417,519
PS Business Parks Inc.	6,387	1,162,115
Public Storage	48,334	11,854,880
QTS Realty Trust Inc., Class A	17,903	920,393
Rayonier Inc.	43,025	1,213,305
Realty Income Corp.	104,188	7,989,136

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	53,953	$3,749,194
Retail Opportunity Investments Corp.	35,072	639,363
Retail Properties of America Inc., Class A	67,316	829,333
Retail Value Inc.	4,930	182,607
Rexford Industrial Realty Inc.	35,721	1,572,438
RLJ Lodging Trust	55,376	940,838
RPT Realty	29,460	399,183
Ryman Hospitality Properties Inc.	14,439	1,181,255
Sabra Health Care REIT Inc.	59,806	1,373,146
Safehold Inc.	4,257	129,839
Saul Centers Inc.	3,926	214,006
SBA Communications Corp.	36,450	8,789,917
Senior Housing Properties Trust	77,445	716,753
Seritage Growth Properties, Class A	10,274	436,542
Service Properties Trust	51,783	1,335,484
Simon Property Group Inc.	100,012	15,566,868
SITE Centers Corp.	47,869	723,301
SL Green Realty Corp.	26,266	2,147,245
Spirit Realty Capital Inc.	28,327	1,355,730
STAG Industrial Inc.	40,811	1,203,108
STORE Capital Corp.	69,834	2,612,490
Summit Hotel Properties Inc.	35,370	410,292
Sun Communities Inc.	28,964	4,299,706
Sunstone Hotel Investors Inc.	75,466	1,036,903
Tanger Factory Outlet Centers Inc.	28,088	434,802
Taubman Centers Inc.	18,652	761,561
Terreno Realty Corp.	20,483	1,046,476
UDR Inc.	94,916	4,601,528
UMH Properties Inc.	11,784	165,919
Uniti Group Inc.	62,342	484,086
Universal Health Realty Income Trust	3,997	410,892
Urban Edge Properties	36,456	721,464
Urstadt Biddle Properties Inc., Class A	11,144	264,113
Ventas Inc.	121,885	8,901,262
VEREIT Inc.	321,354	3,142,842
VICI Properties Inc.	151,041	3,421,079
Vornado Realty Trust	57,071	3,633,711
Washington Prime Group Inc.	54,730	226,582
Washington REIT	25,334	693,138
Weingarten Realty Investors	38,969	1,135,167
Welltower Inc.	132,614	12,021,459
Weyerhaeuser Co.	242,368	6,713,594
Whitestone REIT	11,105	152,805
WP Carey Inc.	55,102	4,931,629
Xenia Hotels & Resorts Inc.	37,154	784,692

		398,746,581

Food & Staples Retailing — 1.4%
Andersons Inc. (The)	11,904	267,007
BJ’s Wholesale Club Holdings Inc.(a)(b)	36,572	946,118
Casey’s General Stores Inc.	12,058	1,943,267
Chefs’ Warehouse Inc. (The)(a)	9,090	366,509
Costco Wholesale Corp.	143,408	41,317,279
Grocery Outlet Holding Corp.(a)(b)	6,205	215,189
HF Foods Group Inc.(a)(b)	2,932	49,991
Ingles Markets Inc., Class A	5,172	200,984
Kroger Co. (The)	258,262	6,657,994
Natural Grocers by Vitamin Cottage Inc.(a)(b)	2,218	22,158
Performance Food Group Co.(a)	32,482	1,494,497
PriceSmart Inc.(b)	7,135	507,298
Rite Aid Corp.(a)(b)	17,724	123,182

Security	Shares	Value

Food & Staples Retailing (continued)
SpartanNash Co.	10,895	$128,888
Sprouts Farmers Market Inc.(a)	37,135	718,191
Sysco Corp.	156,140	12,397,516
U.S. Foods Holding Corp.(a)	70,300	2,889,330
United Natural Foods Inc.(a)	16,165	186,221
Village Super Market Inc., Class A	1,478	39,093
Walgreens Boots Alliance Inc.	248,043	13,719,258
Walmart Inc.	458,339	54,395,672
Weis Markets Inc.	3,308	126,167

		138,711,809

Food Products — 1.2%
Alico Inc.	1,058	35,993
Archer-Daniels-Midland Co.	180,680	7,420,528
B&G Foods Inc.	20,322	384,289
Beyond Meat Inc.(a)(b)	4,140	615,287
Bunge Ltd.	44,346	2,510,871
Calavo Growers Inc.	5,056	481,230
Cal-Maine Foods Inc.(b)	10,061	401,987
Campbell Soup Co.	54,483	2,556,342
Conagra Brands Inc.	158,627	4,866,676
Darling Ingredients Inc.(a)	54,303	1,038,816
Farmer Bros. Co.(a)(b)	2,027	26,250
Flowers Foods Inc.	63,180	1,461,353
Fresh Del Monte Produce Inc.(b)	10,840	369,752
Freshpet Inc.(a)	11,968	595,647
General Mills Inc.	196,413	10,826,285
Hain Celestial Group Inc. (The)(a)(b)	28,243	606,519
Hershey Co. (The)	46,883	7,266,396
Hormel Foods Corp.	90,616	3,962,638
Hostess Brands Inc.(a)(b)	38,870	543,597
Ingredion Inc.	21,562	1,762,478
J&J Snack Foods Corp.	4,939	948,288
JM Smucker Co. (The)	35,626	3,919,573
John B Sanfilippo & Son Inc.	2,350	227,010
Kellogg Co.	80,171	5,159,004
Kraft Heinz Co. (The)	202,663	5,661,391
Lamb Weston Holdings Inc.	47,295	3,439,292
Lancaster Colony Corp.	6,170	855,471
Landec Corp.(a)(b)	7,698	83,677
Limoneira Co.	5,699	104,634
McCormick & Co. Inc./MD, NVS	40,144	6,274,507
Mondelez International Inc., Class A	463,134	25,620,573
Pilgrim’s Pride Corp.(a)(b)	17,982	576,233
Post Holdings Inc.(a)	20,829	2,204,541
Sanderson Farms Inc.	6,209	939,608
Seaboard Corp.	75	328,125
Seneca Foods Corp., Class A(a)	2,575	80,289
Simply Good Foods Co. (The)(a)(b)	23,176	671,872
Tootsie Roll Industries Inc.(b)	4,465	165,830
TreeHouse Foods Inc.(a)	18,935	1,049,946
Tyson Foods Inc., Class A	93,410	8,046,337

		114,089,135

Gas Utilities — 0.2%
Atmos Energy Corp.	38,092	4,338,298
Chesapeake Utilities Corp.	5,475	521,877
National Fuel Gas Co.	27,017	1,267,638
New Jersey Resources Corp.	28,801	1,302,381
Northwest Natural Holding Co.	9,306	663,890
ONE Gas Inc.	17,459	1,677,984

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
RGC Resources Inc.	3,007	$87,925
South Jersey Industries Inc.	30,854	1,015,405
Southwest Gas Holdings Inc.	18,199	1,656,837
Spire Inc.	16,348	1,426,200
UGI Corp.	67,900	3,413,333

		17,371,768

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	562,054	47,027,058
ABIOMED Inc.(a)	14,392	2,560,193
Accuray Inc.(a)(b)	21,227	58,799
Align Technology Inc.(a)	25,861	4,678,772
Alphatec Holdings Inc.(a)(b)	17,620	88,452
AngioDynamics Inc.(a)	12,294	226,455
Antares Pharma Inc.(a)(b)	45,131	150,963
Apyx Medical Corp.(a)(b)	16,424	111,190
AtriCure Inc.(a)(b)	11,889	296,512
Atrion Corp.	410	319,460
Avanos Medical Inc.(a)	14,520	543,919
Avedro Inc.(a)	3,664	83,173
Axogen Inc.(a)(b)	10,001	124,812
Axonics Modulation Technologies Inc.(a)	4,996	134,492
Baxter International Inc.(b)	157,788	13,801,716
Becton Dickinson and Co.	87,367	22,100,356
Boston Scientific Corp.(a)	453,025	18,433,587
Cantel Medical Corp.(b)	11,999	897,525
Cardiovascular Systems Inc.(a)	12,036	571,951
Cerus Corp.(a)(b)	46,758	241,037
Conformis Inc.(a)	24,295	45,189
CONMED Corp.	8,481	815,448
Cooper Companies Inc. (The)	15,949	4,736,853
Corindus Vascular Robotics Inc.(a)	31,637	135,406
CryoLife Inc.(a)	12,776	346,868
CryoPort Inc.(a)(b)	8,284	135,485
Cutera Inc.(a)	4,884	142,759
CytoSorbents Corp.(a)	9,020	45,371
Danaher Corp.	207,730	30,002,444
DENTSPLY SIRONA Inc.	72,355	3,857,245
DexCom Inc.(a)(b)	29,391	4,386,313
Edwards Lifesciences Corp.(a)	67,862	14,923,532
ElectroCore Inc.(a)(b)	6,657	14,579
GenMark Diagnostics Inc.(a)	13,997	84,822
Glaukos Corp.(a)(b)	11,644	727,866
Globus Medical Inc., Class A(a)	24,071	1,230,510
Haemonetics Corp.(a)	16,526	2,084,590
Heska Corp.(a)(b)	2,281	161,654
Hill-Rom Holdings Inc.	22,147	2,330,529
Hologic Inc.(a)	87,341	4,409,847
ICU Medical Inc.(a)	6,238	995,585
IDEXX Laboratories Inc.(a)	27,720	7,537,900
Inogen Inc.(a)(b)	5,615	269,015
Insulet Corp.(a)(b)	19,277	3,179,356
Integer Holdings Corp.(a)	10,984	829,951
Integra LifeSciences Holdings Corp.(a)	23,265	1,397,529
IntriCon Corp.(a)	2,211	42,982
Intuitive Surgical Inc.(a)	37,380	20,182,583
Invacare Corp.	9,581	71,858
iRhythm Technologies Inc.(a)(b)	7,544	559,086
Lantheus Holdings Inc.(a)	14,247	357,101
LeMaitre Vascular Inc.	5,710	195,168
LivaNova PLC(a)	16,191	1,194,734

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Masimo Corp.(a)	15,397	$2,290,920
Medtronic PLC	438,017	47,577,407
Meridian Bioscience Inc.	12,181	115,598
Merit Medical Systems Inc.(a)	17,006	518,003
Mesa Laboratories Inc.(b)	1,264	300,541
Misonix Inc.(a)(b)	4,127	82,953
Natus Medical Inc.(a)	10,689	340,338
Neogen Corp.(a)	17,016	1,158,960
Neuronetics Inc.(a)(b)	2,857	23,742
Nevro Corp.(a)(b)	10,231	879,559
Novocure Ltd.(a)	28,566	2,136,165
NuVasive Inc.(a)	17,388	1,102,051
OraSure Technologies Inc.(a)	19,715	147,271
Orthofix Medical Inc.(a)	5,556	294,579
OrthoPediatrics Corp.(a)(b)	3,427	120,836
Penumbra Inc.(a)(b)	10,305	1,385,919
Pulse Biosciences Inc.(a)(b)	2,877	44,421
Quidel Corp.(a)(b)	11,835	726,077
ResMed Inc.	46,169	6,237,894
Rockwell Medical Inc.(a)	16,275	44,919
RTI Surgical Holdings Inc.(a)	16,986	48,410
SeaSpine Holdings Corp.(a)	6,970	85,104
Senseonics Holdings Inc.(a)(b)	21,140	20,897
Shockwave Medical Inc.(a)(b)	2,134	63,871
SI-BONE Inc.(a)	3,888	68,701
Sientra Inc.(a)	19,501	126,366
Silk Road Medical Inc.(a)(b)	5,008	162,910
STAAR Surgical Co.(a)(b)	13,734	354,063
STERIS PLC	27,156	3,923,770
Stryker Corp.	111,922	24,208,729
Surmodics Inc.(a)	4,599	210,358
Tactile Systems Technology Inc.(a)	5,665	239,743
Tandem Diabetes Care Inc.(a)(b)	17,987	1,060,873
Teleflex Inc.	14,987	5,091,833
TransEnterix Inc.(a)(b)	49,653	30,775
TransMedics Group Inc.(a)(b)	3,383	80,346
Utah Medical Products Inc.	1,013	97,086
Varex Imaging Corp.(a)	11,888	339,284
Varian Medical Systems Inc.(a)	29,638	3,529,589
ViewRay Inc.(a)	25,155	72,950
West Pharmaceutical Services Inc.	23,698	3,360,850
Wright Medical Group NV(a)	39,588	816,700
Zimmer Biomet Holdings Inc.	66,829	9,173,617

		338,575,558

Health Care Providers & Services — 2.3%
Acadia Healthcare Co. Inc.(a)(b)	27,668	859,921
Addus HomeCare Corp.(a)(b)	3,122	247,512
Amedisys Inc.(a)	10,117	1,325,428
American Renal Associates Holdings Inc.(a)(b)	2,638	16,672
AmerisourceBergen Corp.	49,809	4,100,775
AMN Healthcare Services Inc.(a)	15,683	902,714
Anthem Inc.	83,964	20,159,756
Apollo Medical Holdings Inc.(a)(b)	8,897	156,765
BioTelemetry Inc.(a)(b)	10,930	445,179
Brookdale Senior Living Inc.(a)(b)	59,653	452,170
Cardinal Health Inc.	96,905	4,572,947
Centene Corp.(a)	133,815	5,788,837
Chemed Corp.	5,116	2,136,288
Cigna Corp.(a)	121,503	18,442,940
Community Health Systems Inc.(a)	35,867	129,121

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
CorVel Corp.(a)	2,465	$186,601
Covetrus Inc.(a)(b)	31,426	373,655
Cross Country Healthcare Inc.(a)	14,455	148,887
CVS Health Corp.	423,631	26,718,407
DaVita Inc.(a)(b)	40,069	2,286,738
Diplomat Pharmacy Inc.(a)	20,121	98,593
Encompass Health Corp.	32,719	2,070,458
Ensign Group Inc. (The)	16,534	784,208
Enzo Biochem Inc.(a)	12,247	44,089
Genesis Healthcare Inc.(a)(b)	16,954	18,819
Guardant Health Inc.(a)	12,439	793,981
Hanger Inc.(a)	11,691	238,263
HCA Healthcare Inc.	88,285	10,631,280
HealthEquity Inc.(a)	21,995	1,256,904
Henry Schein Inc.(a)(b)	48,844	3,101,594
Humana Inc.	44,068	11,266,866
Joint Corp. (The)(a)	5,389	100,289
Laboratory Corp. of America Holdings(a)	31,856	5,351,808
LHC Group Inc.(a)	9,878	1,121,746
Magellan Health Inc.(a)	7,598	471,836
McKesson Corp.	60,529	8,271,893
MEDNAX Inc.(a)(b)	25,030	566,179
Molina Healthcare Inc.(a)	19,737	2,165,544
National HealthCare Corp.	4,259	348,599
National Research Corp.	4,519	260,972
Option Care Health Inc.(a)	52,745	168,784
Owens & Minor Inc.(b)	18,919	109,919
Patterson Companies Inc.	25,929	462,055
PetIQ Inc.(a)(b)	6,328	172,501
Premier Inc., Class A(a)(b)	16,626	480,824
Providence Service Corp. (The)(a)(b)	3,665	217,921
Quest Diagnostics Inc.	44,199	4,730,619
R1 RCM Inc.(a)(b)	31,481	281,125
RadNet Inc.(a)	16,789	241,090
Select Medical Holdings Corp.(a)	36,680	607,788
Surgery Partners Inc.(a)(b)	4,743	35,027
Tenet Healthcare Corp.(a)(b)	33,182	733,986
Tivity Health Inc.(a)(b)	14,160	235,481
Triple-S Management Corp., Class B(a)	7,711	103,327
U.S. Physical Therapy Inc.	4,286	559,537
UnitedHealth Group Inc.	308,485	67,039,960
Universal Health Services Inc., Class B	25,926	3,856,493
WellCare Health Plans Inc.(a)	16,319	4,229,395

		222,681,066

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)(b)	56,879	624,531
Castlight Health Inc., Class B(a)(b)	37,720	53,185
Cerner Corp.	103,242	7,038,007
Change Healthcare Inc.(a)	15,847	191,432
Computer Programs & Systems Inc.	3,299	74,590
Evolent Health Inc., Class A(a)(b)	20,804	149,581
Health Catalyst Inc.(a)(b)	2,640	83,530
HealthStream Inc.(a)	8,380	216,958
HMS Holdings Corp.(a)	28,616	986,250
Inovalon Holdings Inc., Class A(a)(b)	25,133	411,930
Inspire Medical Systems Inc.(a)	4,425	270,014
Livongo Health Inc.(a)(b)	4,716	82,247
Medidata Solutions Inc.(a)	19,540	1,787,910
NextGen Healthcare Inc.(a)	15,940	249,780
Omnicell Inc.(a)	14,032	1,014,093

Security	Shares	Value

Health Care Technology (continued)
OptimizeRx Corp.(a)	6,285	$91,007
Phreesia Inc.(a)(b)	3,579	86,755
Simulations Plus Inc.	3,457	119,958
Tabula Rasa HealthCare Inc.(a)(b)	5,510	302,719
Teladoc Health Inc.(a)(b)	23,043	1,560,472
Veeva Systems Inc., Class A(a)(b)	42,398	6,473,751
Vocera Communications Inc.(a)(b)	9,491	233,953

		22,102,653

Hotels, Restaurants & Leisure — 2.2%
Aramark	78,859	3,436,675
BBX Capital Corp.	21,626	100,993
Biglari Holdings Inc., Class B, NVS(a)	280	30,520
BJ’s Restaurants Inc.	7,337	284,969
Bloomin’ Brands Inc.	27,852	527,238
Bluegreen Vacations Corp.	4,642	43,263
Boyd Gaming Corp.	25,486	610,390
Brinker International Inc.	11,328	483,366
Caesars Entertainment Corp.(a)	189,325	2,207,530
Carnival Corp.	129,824	5,674,607
Carrols Restaurant Group Inc.(a)(b)	13,373	110,862
Century Casinos Inc.(a)	6,593	50,964
Cheesecake Factory Inc. (The)	14,077	586,729
Chipotle Mexican Grill Inc.(a)	8,295	6,971,699
Choice Hotels International Inc.	11,453	1,018,859
Churchill Downs Inc.	11,220	1,385,165
Chuy’s Holdings Inc.(a)	4,734	117,214
Cracker Barrel Old Country Store Inc.	6,208	1,009,731
Darden Restaurants Inc.	40,085	4,738,849
Dave & Buster’s Entertainment Inc.	12,026	468,413
Del Taco Restaurants Inc.(a)(b)	12,945	132,363
Denny’s Corp.(a)	21,110	480,569
Dine Brands Global Inc.	5,494	416,775
Domino’s Pizza Inc.	13,489	3,299,275
Drive Shack Inc.(a)	19,496	84,028
Dunkin’ Brands Group Inc.	26,479	2,101,373
El Pollo Loco Holdings Inc.(a)(b)	8,879	97,314
Eldorado Resorts Inc.(a)	20,927	834,359
Empire Resorts Inc.(a)(b)	893	8,600
Everi Holdings Inc.(a)(b)	19,999	169,192
Extended Stay America Inc.	60,675	888,282
Fiesta Restaurant Group Inc.(a)	8,700	90,654
Golden Entertainment Inc.(a)	6,359	84,511
Habit Restaurants Inc. (The), Class A(a)	4,010	35,047
Hilton Grand Vacations Inc.(a)(b)	28,038	897,216
Hilton Worldwide Holdings Inc.	92,699	8,631,204
Hyatt Hotels Corp., Class A	12,194	898,332
International Game Technology PLC	30,249	429,838
International Speedway Corp., Class A	7,624	343,156
J Alexander’s Holdings Inc.(a)	4,594	53,842
Jack in the Box Inc.	7,934	722,946
Las Vegas Sands Corp.	110,542	6,384,906
Lindblad Expeditions Holdings Inc.(a)	9,831	164,768
Marriott International Inc./MD, Class A	89,877	11,178,002
Marriott Vacations Worldwide Corp.	14,247	1,476,132
McDonald’s Corp.	250,450	53,774,120
MGM Resorts International	165,160	4,578,235
Monarch Casino & Resort Inc.(a)(b)	4,393	183,144
Nathan’s Famous Inc.	959	68,904
Noodles & Co.(a)(b)	3,710	20,999
Norwegian Cruise Line Holdings Ltd.(a)	70,582	3,654,030

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Papa John’s International Inc.	6,407	$335,406
Penn National Gaming Inc.(a)(b)	34,361	639,974
Planet Fitness Inc., Class A(a)	27,020	1,563,647
PlayAGS Inc.(a)(b)	7,300	75,044
Potbelly Corp.(a)(b)	8,663	37,771
RCI Hospitality Holdings Inc.	3,507	72,525
Red Lion Hotels Corp.(a)(b)	4,388	28,434
Red Robin Gourmet Burgers Inc.(a)	4,381	145,712
Red Rock Resorts Inc., Class A	21,335	433,207
Royal Caribbean Cruises Ltd.	55,670	6,030,731
Ruth’s Hospitality Group Inc.	10,176	207,743
Scientific Games Corp./DE, Class A(a)	16,452	334,798
SeaWorld Entertainment Inc.(a)	16,901	444,834
Shake Shack Inc., Class A(a)	9,513	932,655
Six Flags Entertainment Corp.	25,785	1,309,620
Starbucks Corp.	390,574	34,534,553
Target Hospitality Corp.(a)	10,657	72,574
Texas Roadhouse Inc.	22,453	1,179,232
Twin River Worldwide Holdings Inc.	6,753	154,171
Vail Resorts Inc.	12,939	2,944,399
Wendy’s Co. (The)	58,287	1,164,574
Wingstop Inc.	9,117	795,732
Wyndham Destinations Inc.	29,114	1,339,826
Wyndham Hotels & Resorts Inc.	31,798	1,645,229
Wynn Resorts Ltd.	31,745	3,451,316
Yum China Holdings Inc.	118,774	5,395,903
Yum! Brands Inc.	99,617	11,299,556

		208,609,318

Household Durables — 0.5%
Bassett Furniture Industries Inc.	2,987	45,701
Beazer Homes USA Inc.(a)	11,910	177,459
Cavco Industries Inc.(a)	2,946	565,897
Century Communities Inc.(a)	8,272	253,371
DR Horton Inc.	110,464	5,822,558
Ethan Allen Interiors Inc.	7,348	140,347
Flexsteel Industries Inc.	2,571	38,102
Garmin Ltd.	47,071	3,986,443
GoPro Inc., Class A(a)(b)	38,243	198,290
Green Brick Partners Inc.(a)	4,313	46,149
Hamilton Beach Brands Holding Co., Class A	3,032	49,028
Helen of Troy Ltd.(a)	8,250	1,300,695
Hooker Furniture Corp.	3,055	65,499
Installed Building Products Inc.(a)	7,339	420,818
iRobot Corp.(a)	8,776	541,216
KB Home	28,006	952,204
La-Z-Boy Inc.	15,414	517,756
Leggett & Platt Inc.	41,810	1,711,701
Lennar Corp., Class A(b)	92,223	5,150,655
Lennar Corp., Class B	4,455	197,668
LGI Homes Inc.(a)(b)	6,047	503,836
Lifetime Brands Inc.	2,547	22,541
Lovesac Co. (The)(a)(b)	3,340	62,358
M/I Homes Inc.(a)	8,799	331,282
MDC Holdings Inc.	16,611	715,934
Meritage Homes Corp.(a)	12,395	871,988
Mohawk Industries Inc.(a)(b)	19,319	2,396,908
Newell Brands Inc.	123,129	2,304,975
NVR Inc.(a)	1,046	3,888,348
PulteGroup Inc.	83,643	3,057,152
Roku Inc.(a)(b)	27,920	2,841,139

Security	Shares	Value

Household Durables (continued)
Skyline Champion Corp.(a)	16,243	$488,752
Sonos Inc.(a)	22,494	301,645
Taylor Morrison Home Corp., Class A(a)	35,469	920,066
Tempur Sealy International Inc.(a)	14,641	1,130,285
Toll Brothers Inc.	43,194	1,773,114
TopBuild Corp.(a)	11,550	1,113,767
TRI Pointe Group Inc.(a)	48,306	726,522
Tupperware Brands Corp.	16,252	257,919
Universal Electronics Inc.(a)	4,386	223,247
Whirlpool Corp.	20,286	3,212,491
William Lyon Homes, Class A(a)	10,010	203,804
ZAGG Inc.(a)(b)	8,844	55,452

		49,585,082

Household Products — 1.6%
Central Garden & Pet Co.(a)	3,150	92,074
Central Garden & Pet Co., Class A, NVS(a)	14,044	389,370
Church & Dwight Co. Inc.	80,579	6,062,764
Clorox Co. (The)	40,858	6,205,104
Colgate-Palmolive Co.	274,291	20,163,131
Energizer Holdings Inc.	20,508	893,739
Kimberly-Clark Corp.	111,572	15,848,803
Oil-Dri Corp. of America	1,368	46,594
Procter & Gamble Co. (The)	806,794	100,349,038
Spectrum Brands Holdings Inc.	13,630	718,592
WD-40 Co.	4,692	861,170

		151,630,379

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	217,036	3,546,368
Atlantic Power Corp.(a)	34,023	79,614
Clearway Energy Inc., Class A	10,007	173,521
Clearway Energy Inc., Class C	23,514	429,131
NRG Energy Inc.	82,550	3,268,980
Ormat Technologies Inc.	13,295	987,686
Pattern Energy Group Inc., Class A	29,373	791,015
TerraForm Power Inc., Class A	25,743	469,166
Vistra Energy Corp.	138,618	3,705,259

		13,450,740

Industrial Conglomerates — 1.1%
3M Co.	182,588	30,017,467
Carlisle Companies Inc.	18,675	2,717,960
General Electric Co.(b)	2,821,960	25,228,322
Honeywell International Inc.	234,691	39,709,717
Raven Industries Inc.	10,859	363,342
Roper Technologies Inc.	33,523	11,954,302

		109,991,110

Insurance — 2.8%
Aflac Inc.	241,493	12,634,914
Alleghany Corp.(a)	4,518	3,604,280
Allstate Corp. (The)	107,631	11,697,337
Ambac Financial Group Inc.(a)(b)	15,658	306,114
American Equity Investment Life Holding Co.	27,480	665,016
American Financial Group Inc./OH	23,113	2,492,737
American International Group Inc.	270,386	15,060,500
American National Insurance Co.	2,156	266,762
AMERISAFE Inc.	5,221	345,160
Aon PLC	76,168	14,743,840
Arch Capital Group Ltd.(a)	124,324	5,219,122
Argo Group International Holdings Ltd.	9,956	699,309
Arthur J Gallagher & Co.	59,669	5,344,552

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Assurant Inc.	20,249	$2,547,729
Assured Guaranty Ltd.	31,536	1,402,091
Athene Holding Ltd., Class A(a)	47,915	2,015,305
Axis Capital Holdings Ltd.	26,768	1,785,961
Brighthouse Financial Inc.(a)	36,471	1,475,981
Brown & Brown Inc.	77,031	2,777,738
Chubb Ltd.	148,555	23,982,719
Cincinnati Financial Corp.	49,860	5,817,166
Citizens Inc./TX(a)(b)	11,404	78,346
CNA Financial Corp.	9,747	480,040
CNO Financial Group Inc.	53,081	840,272
Crawford & Co., Class A, NVS	9,812	106,755
Donegal Group Inc., Class A	2,243	32,882
eHealth Inc.(a)	7,553	504,465
Employers Holdings Inc.	10,234	445,998
Enstar Group Ltd.(a)	3,931	746,576
Erie Indemnity Co., Class A, NVS	7,913	1,469,048
Everest Re Group Ltd.	13,203	3,513,186
FBL Financial Group Inc., Class A	2,961	176,209
FedNat Holding Co.	3,358	46,978
Fidelity National Financial Inc.	85,771	3,809,090
First American Financial Corp.	35,050	2,068,301
Genworth Financial Inc., Class A(a)	163,233	718,225
Global Indemnity Ltd.	3,098	77,357
Globe Life Inc.(a)	35,150	3,365,964
Goosehead Insurance Inc., Class A	3,447	170,109
Greenlight Capital Re Ltd., Class A(a)(b)	8,456	88,788
Hallmark Financial Services Inc.(a)	4,304	82,336
Hanover Insurance Group Inc. (The)	13,168	1,784,791
Hartford Financial Services Group Inc. (The)	116,957	7,088,764
Health Insurance Innovations Inc., Class A(a)(b)	3,509	87,479
Heritage Insurance Holdings Inc.	7,010	104,800
Horace Mann Educators Corp.	11,325	524,687
Independence Holding Co.	2,318	89,452
Investors Title Co.	389	62,279
James River Group Holdings Ltd.	8,648	443,124
Kemper Corp.	19,977	1,557,207
Kinsale Capital Group Inc.(b)	6,271	647,857
Lincoln National Corp.	65,448	3,947,823
Loews Corp.	85,180	4,385,066
Markel Corp.(a)	4,390	5,188,541
Marsh & McLennan Companies Inc.	165,395	16,547,770
MBIA Inc.(a)	28,201	260,295
Mercury General Corp.	8,541	477,271
MetLife Inc.	259,452	12,235,756
National General Holdings Corp.	23,860	549,257
National Western Life Group Inc., Class A	752	201,814
NI Holdings Inc.(a)	4,446	76,204
Old Republic International Corp.	90,568	2,134,688
Palomar Holdings Inc.(a)	2,783	109,706
Primerica Inc.	13,860	1,763,408
Principal Financial Group Inc.	90,536	5,173,227
ProAssurance Corp.	17,330	697,879
Progressive Corp. (The)	190,612	14,724,777
ProSight Global Inc.(a)	5,508	106,635
Protective Insurance Corp., Class B	2,593	45,248
Prudential Financial Inc.	132,867	11,951,387
Reinsurance Group of America Inc.	20,338	3,251,639
RenaissanceRe Holdings Ltd.	14,145	2,736,350
RLI Corp.	12,856	1,194,451

Security	Shares	Value

Insurance (continued)
Safety Insurance Group Inc.	4,577	$463,787
Selective Insurance Group Inc.	18,655	1,402,669
State Auto Financial Corp.	4,510	146,079
Stewart Information Services Corp.	7,103	275,525
Third Point Reinsurance Ltd.(a)	23,528	235,045
Tiptree Inc.	13,308	96,882
Travelers Companies Inc. (The)	85,642	12,734,109
Trupanion Inc.(a)(b)	10,143	257,835
United Fire Group Inc.	7,103	333,699
United Insurance Holdings Corp.	4,545	63,585
Universal Insurance Holdings Inc.	10,791	323,622
Unum Group	66,708	1,982,562
Watford Holdings Ltd.(a)(b)	6,530	175,984
White Mountains Insurance Group Ltd.	976	1,054,080
Willis Towers Watson PLC	41,902	8,085,829
WR Berkley Corp.	47,562	3,435,403

		264,921,585

Interactive Media & Services — 4.2%
Alphabet Inc., Class A(a)	97,727	119,338,349
Alphabet Inc., Class C, NVS(a)	99,208	120,934,552
Care.com Inc.(a)(b)	8,640	90,288
Cargurus Inc.(a)(b)	23,949	741,222
Cars.com Inc.(a)	22,560	202,589
DHI Group Inc.(a)	24,357	93,774
Eventbrite Inc., Class A(a)	11,790	208,801
EverQuote Inc., Class A(a)	4,249	90,674
Facebook Inc., Class A(a)	780,040	138,909,523
IAC/InterActiveCorp.(a)	24,155	5,265,065
Liberty TripAdvisor Holdings Inc., Class A(a)	21,770	204,856
Match Group Inc.(b)	17,924	1,280,491
Meet Group Inc. (The)(a)	30,593	100,192
QuinStreet Inc.(a)(b)	14,905	187,654
Travelzoo(a)	417	4,458
TripAdvisor Inc.(a)	33,306	1,288,276
TrueCar Inc.(a)(b)	29,086	98,892
Twitter Inc.(a)(b)	246,730	10,165,276
Yelp Inc.(a)	22,560	783,960
Zillow Group Inc., Class A(a)	17,791	525,635
Zillow Group Inc., Class C, NVS(a)(b)	41,003	1,222,709

		401,737,236

Internet & Direct Marketing Retail — 3.0%
1-800-Flowers.com Inc., Class A(a)(b)	7,610	112,590
Amazon.com Inc.(a)	134,997	234,342,642
Booking Holdings Inc.(a)	13,841	27,164,485
Duluth Holdings Inc., Class B(a)(b)	2,302	19,521
eBay Inc.	260,072	10,137,607
Etsy Inc.(a)(b)	38,906	2,198,189
Expedia Group Inc.	45,022	6,051,407
Groupon Inc.(a)(b)	140,198	372,927
GrubHub Inc.(a)(b)	30,226	1,699,003
Lands’ End Inc.(a)(b)	4,450	50,485
Leaf Group Ltd.(a)	10,103	42,433
Liquidity Services Inc.(a)	6,908	51,119
Overstock.com Inc.(a)(b)	9,428	99,842
PetMed Express Inc.	5,830	105,057
Quotient Technology Inc.(a)(b)	24,481	191,441
Qurate Retail Inc., Series A(a)(b)	127,938	1,319,680
RealReal Inc. (The)(a)(b)	5,684	127,094
Rubicon Project Inc. (The)(a)	15,459	134,648

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Shutterstock Inc.(a)	5,739	$207,293
Stamps.com Inc.(a)	5,517	410,741
Stitch Fix Inc., Class A(a)(b)	13,524	260,337
Waitr Holdings Inc.(a)(b)	16,916	21,737
Wayfair Inc., Class A(a)(b)	20,691	2,319,875

		287,440,153

IT Services — 5.2%
Accenture PLC, Class A	208,025	40,013,609
Akamai Technologies Inc.(a)	52,235	4,773,234
Alliance Data Systems Corp.	13,180	1,688,753
Amdocs Ltd.	44,365	2,932,970
Automatic Data Processing Inc.	141,783	22,886,612
Black Knight Inc.(a)	46,762	2,855,288
Booz Allen Hamilton Holding Corp.	44,304	3,146,470
Brightcove Inc.(a)	8,432	88,367
Broadridge Financial Solutions Inc.	37,056	4,610,878
CACI International Inc., Class A(a)	8,229	1,903,039
Carbonite Inc.(a)(b)	10,027	155,318
Cardtronics PLC, Class A(a)(b)	13,460	407,030
Cass Information Systems Inc.	4,159	224,544
Cognizant Technology Solutions Corp., Class A	180,260	10,863,369
Conduent Inc.(a)	62,459	388,495
CoreLogic Inc.(a)	26,689	1,234,900
CSG Systems International Inc.	10,047	519,229
DXC Technology Co.	84,103	2,481,038
Endurance International Group Holdings Inc.(a)(b)	30,141	113,029
EPAM Systems Inc.(a)(b)	16,972	3,094,335
Euronet Worldwide Inc.(a)	16,168	2,365,378
EVERTEC Inc.	19,462	607,604
Evo Payments Inc., Class A(a)(b)	11,930	335,472
Exela Technologies Inc.(a)	18,122	21,384
ExlService Holdings Inc.(a)	11,239	752,563
Fidelity National Information Services Inc.	198,928	26,409,681
Fiserv Inc.(a)	184,010	19,061,596
FleetCor Technologies Inc.(a)	27,711	7,946,961
Gartner Inc.(a)	28,354	4,054,338
Genpact Ltd.	56,682	2,196,428
Global Payments Inc.	97,413	15,488,667
GoDaddy Inc., Class A(a)	57,044	3,763,763
GTT Communications Inc.(a)(b)	13,553	127,669
Hackett Group Inc. (The)	7,443	122,512
I3 Verticals Inc., Class A(a)(b)	4,378	88,085
Information Services Group Inc.(a)	9,640	23,955
International Business Machines Corp.	289,483	42,096,618
International Money Express Inc.(a)	6,666	91,591
Jack Henry & Associates Inc.	25,248	3,685,451
KBR Inc.	44,198	1,084,619
Leidos Holdings Inc.	44,172	3,793,491
Limelight Networks Inc.(a)(b)	35,552	107,723
LiveRamp Holdings Inc.(a)	21,858	939,020
ManTech International Corp./VA, Class A	8,594	613,698
Mastercard Inc., Class A	292,979	79,564,307
MAXIMUS Inc.	20,084	1,551,690
MongoDB Inc.(a)(b)	13,675	1,647,564
NIC Inc.	19,142	395,282
Okta Inc.(a)(b)	33,131	3,262,078
Paychex Inc.	104,618	8,659,232
PayPal Holdings Inc.(a)	383,459	39,722,518
Paysign Inc.(a)(b)	9,609	97,051
Perficient Inc.(a)	9,613	370,870

Security	Shares	Value

IT Services (continued)
Perspecta Inc.	45,654	$1,192,482
Presidio Inc.	17,554	296,663
PRGX Global Inc.(a)	10,229	52,679
Sabre Corp.	88,591	1,983,995
Science Applications International Corp.	19,146	1,672,403
Square Inc., Class A(a)(b)	111,040	6,878,928
Switch Inc., Class A(b)	19,022	297,124
Sykes Enterprises Inc.(a)	11,220	343,781
TTEC Holdings Inc.	5,606	268,415
Tucows Inc., Class A(a)(b)	2,843	153,977
Twilio Inc., Class A(a)(b)	39,132	4,302,955
Unisys Corp.(a)(b)	16,169	120,136
VeriSign Inc.(a)	34,120	6,436,056
Verra Mobility Corp.(a)(b)	38,395	550,968
Virtusa Corp.(a)	9,315	335,526
Visa Inc., Class A	567,825	97,671,578
Western Union Co. (The)	138,598	3,211,316
WEX Inc.(a)	13,961	2,821,099

		504,019,447

Leisure Products — 0.1%
Acushnet Holdings Corp.	11,330	299,112
American Outdoor Brands Corp.(a)	18,058	105,639
Brunswick Corp./DE	28,178	1,468,637
Callaway Golf Co.(b)	28,490	552,991
Clarus Corp.	53	621
Escalade Inc.	2,986	32,518
Hasbro Inc.	38,095	4,521,496
Johnson Outdoors Inc., Class A	1,824	106,813
Malibu Boats Inc., Class A(a)	7,758	238,016
Marine Products Corp.	1,471	20,829
MasterCraft Boat Holdings Inc.(a)	6,366	95,013
Mattel Inc.(a)(b)	109,576	1,248,071
Polaris Inc.	18,742	1,649,483
Sturm Ruger & Co. Inc.	5,069	211,682
Vista Outdoor Inc.(a)	19,043	117,876
YETI Holdings Inc.(a)(b)	9,651	270,228

		10,939,025

Life Sciences Tools & Services — 1.1%
Accelerate Diagnostics Inc.(a)(b)	6,647	123,435
Adaptive Biotechnologies Corp.(a)	5,377	166,149
Agilent Technologies Inc.	101,514	7,779,018
Avantor Inc.(a)	76,467	1,124,065
Bio-Rad Laboratories Inc., Class A(a)(b)	7,015	2,334,171
Bio-Techne Corp.(b)	12,331	2,412,807
Bruker Corp.(b)	33,915	1,489,886
Cambrex Corp.(a)	10,382	617,729
Charles River Laboratories International Inc.(a)	16,047	2,124,141
ChromaDex Corp.(a)(b)	22,537	88,683
Codexis Inc.(a)	16,166	221,717
Fluidigm Corp.(a)(b)	22,299	103,244
Illumina Inc.(a)	47,748	14,525,897
IQVIA Holdings Inc.(a)	58,312	8,710,647
Luminex Corp.	11,815	243,980
Medpace Holdings Inc.(a)	8,903	748,208
Mettler-Toledo International Inc.(a)(b)	8,001	5,635,904
NanoString Technologies Inc.(a)	9,700	209,423
NeoGenomics Inc.(a)(b)	31,010	592,911
Pacific Biosciences of California Inc.(a)(b)	41,320	213,211
PerkinElmer Inc.(b)	35,602	3,032,222

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
PRA Health Sciences Inc.(a)	20,275	$2,011,888
QIAGEN NV(a)(b)	71,177	2,346,706
Quanterix Corp.(a)(b)	3,074	67,505
Syneos Health Inc.(a)	19,705	1,048,503
Thermo Fisher Scientific Inc.	130,129	37,902,674
Waters Corp.(a)(b)	21,657	4,834,492

		100,709,216

Machinery — 1.9%
Actuant Corp., Class A	19,056	418,089
AGCO Corp.	20,726	1,568,958
Alamo Group Inc.	2,958	348,216
Albany International Corp., Class A	9,673	872,118
Allison Transmission Holdings Inc.	36,798	1,731,346
Altra Industrial Motion Corp.	21,782	603,252
Astec Industries Inc.	7,296	226,906
Barnes Group Inc.	14,905	768,204
Blue Bird Corp.(a)	5,332	101,495
Briggs & Stratton Corp.	14,417	87,367
Caterpillar Inc.	178,055	22,490,127
Chart Industries Inc.(a)	11,705	729,924
CIRCOR International Inc.(a)	5,314	199,541
Colfax Corp.(a)(b)	31,442	913,705
Columbus McKinnon Corp./NY	7,932	288,963
Commercial Vehicle Group Inc.(a)	10,305	74,299
Crane Co.	16,818	1,356,035
Cummins Inc.	49,927	8,121,625
Deere & Co.	103,992	17,541,371
Donaldson Co. Inc.	41,817	2,177,829
Douglas Dynamics Inc.	6,600	294,162
Dover Corp.	47,572	4,736,268
Eastern Co. (The)	2,728	67,709
Energy Recovery Inc.(a)(b)	10,687	99,015
EnPro Industries Inc.	6,269	430,367
ESCO Technologies Inc.	7,940	631,706
Evoqua Water Technologies Corp.(a)	24,049	409,314
Federal Signal Corp.	18,000	589,320
Flowserve Corp.	42,885	2,003,158
Fortive Corp.	97,087	6,656,285
Franklin Electric Co. Inc.	15,814	756,067
Gardner Denver Holdings Inc.(a)(b)	43,325	1,225,664
Gates Industrial Corp. PLC(a)(b)	14,244	143,437
Gencor Industries Inc.(a)	2,372	27,539
Gorman-Rupp Co. (The)	5,688	197,886
Graco Inc.	53,325	2,455,083
Graham Corp.	3,122	62,003
Greenbrier Companies Inc. (The)	10,066	303,188
Harsco Corp.(a)	27,548	522,310
Helios Technologies Inc.	9,838	399,128
Hillenbrand Inc.	20,820	642,922
Hurco Companies Inc.	1,957	62,957
Hyster-Yale Materials Handling Inc.	3,031	165,887
IDEX Corp.	24,803	4,064,716
Illinois Tool Works Inc.	106,059	16,597,173
Ingersoll-Rand PLC	78,184	9,633,051
ITT Inc.	28,088	1,718,705
John Bean Technologies Corp.	10,320	1,026,118
Kadant Inc.	3,393	297,871
Kennametal Inc.	26,668	819,774
LB Foster Co., Class A(a)	4,242	91,924
Lincoln Electric Holdings Inc.	19,019	1,650,088

Security	Shares	Value

Machinery (continued)
Lindsay Corp.	3,669	$340,667
Luxfer Holdings PLC	8,776	136,730
Lydall Inc.(a)(b)	5,132	127,838
Manitowoc Co. Inc. (The)(a)	11,106	138,825
Meritor Inc.(a)(b)	25,263	467,365
Middleby Corp. (The)(a)(b)	18,158	2,122,670
Milacron Holdings Corp.(a)	22,914	381,976
Miller Industries Inc./TN	3,224	107,359
Mueller Industries Inc.	18,660	535,169
Mueller Water Products Inc., Class A	46,582	523,582
Navistar International Corp.(a)	16,555	465,361
NN Inc.	17,253	123,014
Nordson Corp.	18,654	2,728,334
Omega Flex Inc.	875	89,469
Oshkosh Corp.	22,676	1,718,841
PACCAR Inc.	110,007	7,701,590
Parker-Hannifin Corp.	41,951	7,576,770
Park-Ohio Holdings Corp.	2,536	75,725
Pentair PLC	55,515	2,098,467
Proto Labs Inc.(a)(b)	8,638	881,940
RBC Bearings Inc.(a)(b)	8,085	1,341,382
REV Group Inc.	11,276	128,885
Rexnord Corp.(a)	32,723	885,157
Snap-on Inc.	18,132	2,838,383
Spartan Motors Inc.	10,234	140,410
SPX Corp.(a)	14,727	589,227
SPX FLOW Inc.(a)	13,992	552,124
Standex International Corp.	3,664	267,252
Stanley Black & Decker Inc.	49,346	7,126,056
Tennant Co.	5,566	393,516
Terex Corp.	21,727	564,250
Timken Co. (The)	21,744	946,081
Titan International Inc.	13,765	37,165
Toro Co. (The)	35,175	2,578,327
TriMas Corp.(a)(b)	16,206	496,714
Trinity Industries Inc.	34,526	679,472
Twin Disc Inc.(a)	2,676	28,339
Wabash National Corp.	20,250	293,827
WABCO Holdings Inc.(a)	16,488	2,205,270
Wabtec Corp.(b)	58,403	4,196,840
Watts Water Technologies Inc., Class A	8,571	803,360
Welbilt Inc.(a)(b)	44,979	758,346
Woodward Inc.	17,564	1,893,926
Xylem Inc./NY	57,961	4,614,855

		182,101,021

Marine — 0.0%
Costamare Inc.	21,773	132,162
Eagle Bulk Shipping Inc.(a)	18,245	79,822
Genco Shipping & Trading Ltd.(a)(b)	4,742	43,626
Kirby Corp.(a)	18,859	1,549,456
Matson Inc.	14,455	542,207
Safe Bulkers Inc.(a)	29,162	51,034
Scorpio Bulkers Inc.	21,515	130,811

		2,529,118

Media — 1.5%
Altice USA Inc., Class A(a)	102,567	2,941,622
AMC Networks Inc., Class A(a)	13,940	685,290
Boston Omaha Corp., Class A(a)(b)	4,247	84,218
Cable One Inc.	1,448	1,816,806

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Cardlytics Inc.(a)(b)	3,689	$123,655
CBS Corp., Class B, NVS	106,682	4,306,752
Central European Media Enterprises Ltd., Class A(a)(b)	22,576	101,479
Charter Communications Inc., Class A(a)(b)	52,083	21,464,446
Clear Channel Outdoor Holdings Inc.(a)	12,237	30,837
Comcast Corp., Class A	1,470,041	66,269,448
comScore Inc.(a)(b)	16,920	32,317
Cumulus Media Inc., Class A(a)(b)	5,491	79,839
Daily Journal Corp.(a)(b)	220	54,463
Discovery Inc., Class A(a)(b)	49,958	1,330,382
Discovery Inc., Class C, NVS(a)	114,036	2,807,566
DISH Network Corp., Class A(a)(b)	76,118	2,593,340
Emerald Expositions Events Inc.	11,278	109,735
Entercom Communications Corp., Class A	39,964	133,480
Entravision Communications Corp., Class A	24,248	77,109
EW Scripps Co. (The), Class A, NVS	16,515	219,319
Fluent Inc.(a)	4,657	12,737
Fox Corp., Class A, NVS	115,924	3,655,663
Fox Corp., Class B(a)	52,038	1,641,278
Gannett Co. Inc.	33,925	364,354
Gray Television Inc.(a)	31,899	520,592
Hemisphere Media Group Inc.(a)	8,883	108,550
Interpublic Group of Companies Inc. (The)	125,780	2,711,817
John Wiley & Sons Inc., Class A	14,790	649,873
Liberty Broadband Corp., Class A(a)	8,450	883,194
Liberty Broadband Corp., Class C, NVS(a)(b)	34,051	3,564,118
Liberty Latin America Ltd., Class A(a)	13,887	237,051
Liberty Latin America Ltd., Class C, NVS(a)(b)	36,197	618,788
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	28,336	1,177,928
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	50,587	2,122,630
Loral Space & Communications Inc.(a)	3,754	155,416
MDC Partners Inc., Class A(a)	14,280	40,270
Meredith Corp.	13,286	487,065
MSG Networks Inc., Class A(a)(b)	18,054	292,836
National CineMedia Inc.	21,322	174,840
New Media Investment Group Inc.	18,504	163,020
New York Times Co. (The), Class A	52,518	1,495,713
News Corp., Class A, NVS	122,371	1,703,404
News Corp., Class B	37,915	541,995
Nexstar Media Group Inc., Class A	14,789	1,513,063
Omnicom Group Inc.	70,564	5,525,161
Saga Communications Inc., Class A	1,350	40,162
Scholastic Corp., NVS	8,445	318,883
Sinclair Broadcast Group Inc., Class A	21,171	904,849
Sirius XM Holdings Inc.	444,322	2,779,234
TechTarget Inc.(a)	9,059	204,054
TEGNA Inc.	68,022	1,056,382
Tribune Publishing Co.	6,551	56,208
WideOpenWest Inc.(a)	6,674	41,112

		141,024,343

Metals & Mining — 0.4%
AK Steel Holding Corp.(a)(b)	97,238	220,730
Alcoa Corp.(a)(b)	60,241	1,209,037
Allegheny Technologies Inc.(a)(b)	39,623	802,366
Carpenter Technology Corp.	16,201	836,944
Century Aluminum Co.(a)(b)	15,423	102,332
Cleveland-Cliffs Inc.	85,982	620,790
Coeur Mining Inc.(a)(b)	73,365	352,886
Commercial Metals Co.	38,273	665,185
Compass Minerals International Inc.	10,888	615,063

Security	Shares	Value

Metals & Mining (continued)
Ferroglobe PLC(a)(d)	15,827	$0	(e)
Freeport-McMoRan Inc.	471,512	4,512,370
Gold Resource Corp.(b)	15,451	47,125
Haynes International Inc.	3,549	127,196
Hecla Mining Co.(b)	154,782	272,416
Kaiser Aluminum Corp.	5,290	523,551
Materion Corp.	5,947	364,908
Newmont Goldcorp Corp.	265,731	10,076,519
NovaGold Resources Inc.(a)(b)	74,654	453,150
Nucor Corp.	99,369	5,058,876
Olympic Steel Inc.	2,555	36,792
Ramaco Resources Inc.(a)	1,904	7,111
Reliance Steel & Aluminum Co.	20,816	2,074,523
Royal Gold Inc.	21,595	2,660,720
Ryerson Holding Corp.(a)	3,270	27,893
Schnitzer Steel Industries Inc., Class A	7,561	156,210
Southern Copper Corp.	26,115	891,305
Steel Dynamics Inc.	67,639	2,015,642
SunCoke Energy Inc.(a)	31,779	179,234
Synalloy Corp.	4,417	70,451
TimkenSteel Corp.(a)	12,120	76,235
U.S. Steel Corp.	59,887	691,695
Warrior Met Coal Inc.	17,841	348,256
Worthington Industries Inc.	13,560	488,838

		36,586,349

Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.	13,636	206,585
AGNC Investment Corp.	180,310	2,901,188
Annaly Capital Management Inc.	476,544	4,193,587
Anworth Mortgage Asset Corp.	23,859	78,735
Apollo Commercial Real Estate Finance Inc.	49,624	951,292
Ares Commercial Real Estate Corp.	8,847	134,740
Arlington Asset Investment Corp., Class A	6,208	34,082
ARMOUR Residential REIT Inc.	18,015	301,751
Blackstone Mortgage Trust Inc., Class A	40,721	1,459,848
Capstead Mortgage Corp.	28,036	206,065
Cherry Hill Mortgage Investment Corp.	4,312	56,487
Chimera Investment Corp.	60,863	1,190,480
Colony Credit Real Estate Inc.	28,368	410,201
Dynex Capital Inc.	5,464	80,758
Ellington Financial Inc.	8,703	157,263
Exantas Capital Corp.	9,219	104,820
Granite Point Mortgage Trust Inc.	19,567	366,686
Great Ajax Corp.	7,300	113,150
Invesco Mortgage Capital Inc.	47,898	733,318
KKR Real Estate Finance Trust Inc.	7,941	155,088
Ladder Capital Corp.	33,735	582,603
MFA Financial Inc.	142,763	1,050,736
New Residential Investment Corp.	136,055	2,133,342
New York Mortgage Trust Inc.	77,195	470,118
Orchid Island Capital Inc.	21,869	125,747
PennyMac Mortgage Investment Trust(c)	24,319	540,611
Ready Capital Corp.	11,565	184,115
Redwood Trust Inc.	31,523	517,292
Starwood Property Trust Inc.	90,535	2,192,758
TPG RE Finance Trust Inc.	17,923	355,592
Two Harbors Investment Corp.	88,004	1,155,493
Western Asset Mortgage Capital Corp.	13,477	130,053

		23,274,584

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 1.0%
Ameren Corp.	79,579	$6,370,299
Avista Corp.	21,548	1,043,785
Black Hills Corp.	19,483	1,494,931
CenterPoint Energy Inc.	164,695	4,970,495
CMS Energy Corp.	92,333	5,904,695
Consolidated Edison Inc.	108,960	10,293,451
Dominion Energy Inc.	261,461	21,188,800
DTE Energy Co.	59,305	7,885,193
MDU Resources Group Inc.	63,468	1,789,163
NiSource Inc.	120,858	3,616,071
NorthWestern Corp.	16,605	1,246,205
Public Service Enterprise Group Inc.	164,107	10,187,763
Sempra Energy	89,436	13,201,648
Unitil Corp.	4,177	264,989
WEC Energy Group Inc.	102,933	9,788,928

		99,246,416

Multiline Retail — 0.5%
Big Lots Inc.	13,006	318,647
Dillard’s Inc., Class A(b)	4,094	270,654
Dollar General Corp.	84,903	13,494,483
Dollar Tree Inc.(a)	77,207	8,813,951
JC Penney Co. Inc.(a)(b)	101,048	89,822
Kohl’s Corp.	52,725	2,618,323
Macy’s Inc.	99,073	1,539,594
Nordstrom Inc.	35,080	1,181,144
Ollie’s Bargain Outlet Holdings Inc.(a)	17,064	1,000,633
Target Corp.	162,623	17,386,025

		46,713,276

Oil, Gas & Consumable Fuels — 3.8%
Abraxas Petroleum Corp.(a)(b)	51,112	25,939
Altus Midstream Co., Class A(a)	25,274	71,525
Amplify Energy Corp.	5,788	35,712
Antero Midstream Corp.(b)	73,138	541,221
Antero Resources Corp.(a)(b)	77,338	233,561
Apache Corp.	124,441	3,185,690
Arch Coal Inc., Class A	5,879	436,222
Ardmore Shipping Corp.(a)	5,384	36,019
Berry Petroleum Corp.	17,943	167,946
Bonanza Creek Energy Inc.(a)	6,558	146,834
Brigham Minerals Inc., Class A	5,194	103,361
Cabot Oil & Gas Corp.	133,021	2,337,179
California Resources Corp.(a)(b)	14,662	149,552
Callon Petroleum Co.(a)(b)	74,744	324,389
Carrizo Oil & Gas Inc.(a)(b)	28,423	244,011
Centennial Resource Development Inc./DE, Class A(a)(b)	58,521	264,222
Cheniere Energy Inc.(a)	75,613	4,768,156
Chesapeake Energy Corp.(a)(b)	422,785	596,127
Chevron Corp.	622,244	73,798,138
Cimarex Energy Co.	33,597	1,610,640
Clean Energy Fuels Corp.(a)(b)	52,397	108,200
CNX Resources Corp.(a)(b)	66,791	484,903
Concho Resources Inc.	64,540	4,382,266
ConocoPhillips	362,563	20,658,840
CONSOL Energy Inc.(a)	9,168	143,296
Continental Resources Inc./OK(a)(b)	28,360	873,204
Contura Energy Inc.(a)	6,133	171,479
CVR Energy Inc.	9,549	420,442
Delek U.S. Holdings Inc.	23,519	853,740

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Denbury Resources Inc.(a)	143,545	$170,819
Devon Energy Corp.	130,637	3,143,126
DHT Holdings Inc.	32,587	200,410
Diamond S Shipping Inc.(a)	8,081	89,053
Diamondback Energy Inc.	53,330	4,794,900
Dorian LPG Ltd.(a)	8,346	86,465
Earthstone Energy Inc., Class A(a)(b)	8,107	26,348
Energy Fuels Inc./Canada(a)(b)	32,326	62,389
EOG Resources Inc.	189,825	14,088,811
EQT Corp.	84,818	902,463
Equitrans Midstream Corp.	67,816	986,723
Evolution Petroleum Corp.	4,583	26,765
Extraction Oil & Gas Inc.(a)(b)	37,999	111,717
Exxon Mobil Corp.	1,381,689	97,561,060
Falcon Minerals Corp.	12,442	71,541
GasLog Ltd.	12,882	165,534
Golar LNG Ltd.	29,966	389,258
Goodrich Petroleum Corp.(a)	6,868	73,007
Green Plains Inc.	11,303	119,755
Gulfport Energy Corp.(a)(b)	58,824	159,413
Hallador Energy Co.	11,396	41,253
Hess Corp.	87,224	5,275,307
HighPoint Resources Corp.(a)(b)	38,635	61,430
HollyFrontier Corp.	49,828	2,672,774
International Seaways Inc.(a)	9,227	177,712
Isramco Inc.(a)(b)	237	29,078
Jagged Peak Energy Inc.(a)(b)	18,049	131,036
Kinder Morgan Inc./DE	638,129	13,151,839
Kosmos Energy Ltd.	117,347	732,245
Laredo Petroleum Inc.(a)	54,566	131,504
Magnolia Oil & Gas Corp., Class A(a)(b)	32,592	361,771
Marathon Oil Corp.	260,829	3,200,372
Marathon Petroleum Corp.	215,137	13,069,573
Matador Resources Co.(a)	33,831	559,226
Montage Resources Corp.(a)(b)	2,699	10,202
Murphy Oil Corp.	49,374	1,091,659
NACCO Industries Inc., Class A	1,452	92,797
Noble Energy Inc.	154,807	3,476,965
Nordic American Tankers Ltd.	45,399	98,062
Northern Oil and Gas Inc.(a)	112,144	219,802
Oasis Petroleum Inc.(a)	103,017	356,439
Occidental Petroleum Corp.	291,219	12,950,509
ONEOK Inc.	133,995	9,874,092
Overseas Shipholding Group Inc., Class A(a)(b)	9,865	17,264
Panhandle Oil and Gas Inc., Class A	4,176	58,380
Par Pacific Holdings Inc.(a)	13,587	310,599
Parsley Energy Inc., Class A	86,232	1,448,698
PBF Energy Inc., Class A	37,866	1,029,577
PDC Energy Inc.(a)	20,776	576,534
Peabody Energy Corp.	25,689	378,142
Penn Virginia Corp.(a)	4,480	130,234
PetroCorp Inc. Escrow(a)(d)	1,248	0	(e)
Phillips 66	146,038	14,954,291
Pioneer Natural Resources Co.	54,787	6,890,561
QEP Resources Inc.	74,259	274,758
Range Resources Corp.	66,702	254,802
Renewable Energy Group Inc.(a)	12,199	183,046
REX American Resources Corp.(a)	1,916	146,248
Ring Energy Inc.(a)	15,337	25,153
Rosehill Resources Inc.(a)	9,308	18,151

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
SandRidge Energy Inc.(a)	10,971	$51,564
Scorpio Tankers Inc.	12,833	381,910
SemGroup Corp., Class A	25,139	410,771
Ship Finance International Ltd.	26,493	371,962
SilverBow Resources Inc.(a)	3,051	29,564
SM Energy Co.	35,888	347,755
Southwestern Energy Co.(a)(b)	190,898	368,433
SRC Energy Inc.(a)	78,216	364,487
Talos Energy Inc.(a)(b)	6,145	124,928
Targa Resources Corp.	75,776	3,043,922
Teekay Corp.	23,962	95,848
Teekay Tankers Ltd., Class A(a)	87,024	113,131
Tellurian Inc.(a)(b)	29,078	241,784
Unit Corp.(a)	17,137	57,923
Uranium Energy Corp.(a)(b)	58,295	56,832
Valero Energy Corp.	136,489	11,634,322
W&T Offshore Inc.(a)(b)	29,517	128,989
Whiting Petroleum Corp.(a)(b)	28,341	227,578
Williams Companies Inc. (The)	394,036	9,480,506
World Fuel Services Corp.	21,361	853,158
WPX Energy Inc.(a)	137,085	1,451,730

		364,701,553

Paper & Forest Products — 0.0%
Boise Cascade Co.	11,552	376,480
Clearwater Paper Corp.(a)	5,463	115,379
Domtar Corp.	19,588	701,446
Louisiana-Pacific Corp.	40,057	984,601
Neenah Inc.	5,568	362,588
PH Glatfelter Co.	12,555	193,221
Schweitzer-Mauduit International Inc.	9,158	342,875
Verso Corp., Class A(a)(b)	10,928	135,289

		3,211,879

Personal Products — 0.2%
Coty Inc., Class A	93,642	984,177
Edgewell Personal Care Co.(a)	18,172	590,408
elf Beauty Inc.(a)(b)	6,507	113,938
Estee Lauder Companies Inc. (The), Class A	70,021	13,930,678
Herbalife Nutrition Ltd.(a)(b)	32,400	1,226,664
Inter Parfums Inc.	6,104	427,097
Lifevantage Corp.(a)	7,892	108,120
Medifast Inc.	3,759	389,545
Nature’s Sunshine Products Inc.(a)	3,465	28,725
Nu Skin Enterprises Inc., Class A	17,573	747,380
Revlon Inc., Class A(a)(b)	3,410	80,101
USANA Health Sciences Inc.(a)	4,372	299,001

		18,925,834

Pharmaceuticals — 3.8%
AcelRx Pharmaceuticals Inc.(a)(b)	37,689	82,916
Aclaris Therapeutics Inc.(a)	7,399	7,991
Aerie Pharmaceuticals Inc.(a)(b)	14,542	279,497
Akorn Inc.(a)	28,648	108,862
Allergan PLC	107,019	18,010,228
Amneal Pharmaceuticals Inc.(a)(b)	27,625	80,112
Amphastar Pharmaceuticals Inc.(a)	12,532	248,510
ANI Pharmaceuticals Inc.(a)(b)	3,264	237,880
Arvinas Holding Co. LLC(a)	4,118	88,743
Assertio Therapeutics Inc.(a)	17,480	22,374
Axsome Therapeutics Inc.(a)	7,853	158,945
BioDelivery Sciences International Inc.(a)	26,308	110,757

Security	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	533,855	$27,071,787
Cara Therapeutics Inc.(a)(b)	11,066	202,286
Catalent Inc.(a)	47,724	2,274,526
Chiasma Inc.(a)(b)	12,417	61,464
Collegium Pharmaceutical Inc.(a)	11,326	130,022
Corcept Therapeutics Inc.(a)(b)	33,878	478,866
CorMedix Inc.(a)(b)	12,241	78,098
Cymabay Therapeutics Inc.(a)(b)	18,737	95,933
Dermira Inc.(a)(b)	12,830	81,984
Dova Pharmaceuticals Inc.(a)(b)	3,129	87,456
Elanco Animal Health Inc.(a)	121,248	3,223,984
Eli Lilly & Co.	280,700	31,390,681
Eloxx Pharmaceuticals Inc.(a)	6,843	30,930
Endo International PLC(a)	74,589	239,431
Evolus Inc.(a)(b)	2,650	41,393
Horizon Therapeutics PLC(a)	58,190	1,584,514
Innoviva Inc.(a)	23,139	243,885
Intersect ENT Inc.(a)(b)	9,592	163,160
Intra-Cellular Therapies Inc.(a)(b)	14,916	111,423
Jazz Pharmaceuticals PLC(a)	17,957	2,301,010
Johnson & Johnson	867,068	112,181,258
Kala Pharmaceuticals Inc.(a)(b)	3,134	11,925
Lannett Co. Inc.(a)(b)	7,604	85,165
Liquidia Technologies Inc.(a)	4,877	17,362
Mallinckrodt PLC(a)(b)	26,266	63,301
Marinus Pharmaceuticals Inc.(a)(b)	13,313	20,502
Menlo Therapeutics Inc.(a)	2,905	13,014
Merck & Co. Inc.	840,733	70,772,904
Mylan NV(a)	167,199	3,307,196
MyoKardia Inc.(a)(b)	14,331	747,362
Nektar Therapeutics(a)(b)	54,435	991,534
Ocular Therapeutix Inc.(a)(b)	5,265	16,006
Odonate Therapeutics Inc.(a)	3,595	93,578
Omeros Corp.(a)(b)	16,469	268,939
Optinose Inc.(a)(b)	5,099	35,693
Pacira BioSciences Inc.(a)	12,492	475,570
Paratek Pharmaceuticals Inc.(a)(b)	8,244	35,614
Perrigo Co. PLC	41,030	2,293,167
Pfizer Inc.	1,815,888	65,244,856
Phibro Animal Health Corp., Class A	6,298	134,336
Prestige Consumer Healthcare Inc.(a)(b)	16,464	571,136
Reata Pharmaceuticals Inc., Class A(a)(b)	7,037	565,001
Revance Therapeutics Inc.(a)	11,415	148,395
SIGA Technologies Inc.(a)(b)	16,525	84,608
Supernus Pharmaceuticals Inc.(a)	15,748	432,755
TherapeuticsMD Inc.(a)(b)	63,945	232,120
Theravance Biopharma Inc.(a)(b)	12,677	246,948
Tricida Inc.(a)(b)	7,412	228,808
Verrica Pharmaceuticals Inc.(a)(b)	5,813	85,800
WaVe Life Sciences Ltd.(a)(b)	6,795	139,501
Xeris Pharmaceuticals Inc.(a)	12,262	120,535
Zoetis Inc.	156,251	19,467,312
Zogenix Inc.(a)	13,141	526,166
Zynerba Pharmaceuticals Inc.(a)(b)	7,556	57,123

		369,045,138

Professional Services — 0.5%
Acacia Research Corp.(a)	13,218	35,424
ASGN Inc.(a)	15,991	1,005,194
Barrett Business Services Inc.	2,119	188,210
BG Staffing Inc.	4,448	85,001

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
CBIZ Inc.(a)	16,397	$385,329
CoStar Group Inc.(a)	11,753	6,971,880
CRA International Inc.	3,197	134,178
Equifax Inc.	39,195	5,513,561
Exponent Inc.	16,170	1,130,283
Forrester Research Inc.	4,387	140,998
Franklin Covey Co.(a)	4,039	141,365
FTI Consulting Inc.(a)	11,786	1,249,198
GP Strategies Corp.(a)	3,232	41,499
Heidrick & Struggles International Inc.	5,400	147,420
Huron Consulting Group Inc.(a)	6,918	424,350
ICF International Inc.(b)	5,800	489,926
IHS Markit Ltd.(a)	128,527	8,595,886
InnerWorkings Inc.(a)(b)	13,162	58,308
Insperity Inc.	12,752	1,257,602
Kelly Services Inc., Class A, NVS	12,162	294,564
Kforce Inc.	8,540	323,111
Korn Ferry	19,158	740,265
ManpowerGroup Inc.	19,947	1,680,335
Mistras Group Inc.(a)	4,591	75,292
Navigant Consulting Inc.	11,901	332,633
Nielsen Holdings PLC	115,728	2,459,220
Resources Connection Inc.	7,814	132,760
Robert Half International Inc.	37,212	2,071,220
TransUnion	60,723	4,925,242
TriNet Group Inc.(a)	14,038	873,023
TrueBlue Inc.(a)	12,066	254,593
Upwork Inc.(a)(b)	17,714	235,685
Verisk Analytics Inc.	52,055	8,231,978
Willdan Group Inc.(a)(b)	2,733	95,874

		50,721,407

Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA(b)	4,347	87,896
CBRE Group Inc., Class A(a)	108,624	5,758,158
Consolidated-Tomoka Land Co.	1,193	78,261
Cushman & Wakefield PLC(a)(b)	33,057	612,546
eXp World Holdings Inc.(a)(b)	9,433	79,049
Forestar Group Inc.(a)(b)	5,154	94,215
FRP Holdings Inc.(a)	1,910	91,718
Griffin Industrial Realty Inc.	193	7,325
Howard Hughes Corp. (The)(a)(b)	13,177	1,707,739
Jones Lang LaSalle Inc.	16,632	2,312,846
Kennedy-Wilson Holdings Inc.	38,184	836,993
Marcus & Millichap Inc.(a)	6,729	238,812
Maui Land & Pineapple Co. Inc.(a)(b)	3,989	43,400
Newmark Group Inc., Class A	43,998	398,622
Rafael Holdings Inc., Class B(a)(b)	3,543	74,261
RE/MAX Holdings Inc., Class A	5,371	172,732
Realogy Holdings Corp.	37,956	253,546
Redfin Corp.(a)(b)	27,963	470,897
RMR Group Inc. (The), Class A	4,893	222,534
St. Joe Co. (The)(a)(b)	10,114	173,253
Stratus Properties Inc.(a)	1,957	57,477
Tejon Ranch Co.(a)(b)	9,743	165,339

		13,937,619

Road & Rail — 1.0%
AMERCO	2,878	1,122,535
ArcBest Corp.	7,490	228,071
Avis Budget Group Inc.(a)(b)	19,080	539,201

Security	Shares	Value

Road & Rail (continued)
Covenant Transportation Group Inc., Class A(a)	3,235	$53,183
CSX Corp.	247,893	17,171,548
Daseke Inc.(a)(b)	7,767	19,418
Genesee & Wyoming Inc., Class A(a)	18,150	2,005,757
Heartland Express Inc.	14,353	308,733
Hertz Global Holdings Inc.(a)	32,820	454,229
JB Hunt Transport Services Inc.	28,037	3,102,294
Kansas City Southern	32,886	4,374,167
Knight-Swift Transportation Holdings Inc.	39,924	1,449,241
Landstar System Inc.	13,026	1,466,467
Lyft Inc., Class A(a)(b)	10,581	432,128
Marten Transport Ltd.	11,281	234,419
Norfolk Southern Corp.	86,971	15,625,210
Old Dominion Freight Line Inc.	21,090	3,584,667
Ryder System Inc.	17,728	917,779
Saia Inc.(a)	8,597	805,539
Schneider National Inc., Class B	17,818	387,007
U.S. Xpress Enterprises Inc., Class A(a)	6,715	32,366
Uber Technologies Inc.(a)(b)	58,571	1,784,658
Union Pacific Corp.	231,099	37,433,416
Universal Logistics Holdings Inc.	1,479	34,431
Werner Enterprises Inc.	15,926	562,188
YRC Worldwide Inc.(a)	8,512	25,706

		94,154,358

Semiconductors & Semiconductor Equipment — 3.7%
Adesto Technologies Corp.(a)(b)	10,112	86,559
Advanced Energy Industries Inc.(a)(b)	12,964	744,263
Advanced Micro Devices Inc.(a)	328,553	9,524,751
Alpha & Omega Semiconductor Ltd.(a)	5,228	64,200
Ambarella Inc.(a)	10,399	653,421
Amkor Technology Inc.(a)	35,044	318,900
Analog Devices Inc.	119,822	13,387,712
Applied Materials Inc.	304,287	15,183,921
Axcelis Technologies Inc.(a)	12,752	217,932
AXT Inc.(a)	12,101	43,080
Broadcom Inc.	126,064	34,802,488
Brooks Automation Inc.(b)	22,993	851,431
Cabot Microelectronics Corp.	9,711	1,371,290
CEVA Inc.(a)	6,791	202,779
Cirrus Logic Inc.(a)	18,535	993,105
Cohu Inc.	13,358	180,400
Cree Inc.(a)	34,578	1,694,322
Cypress Semiconductor Corp.	118,844	2,773,819
Diodes Inc.(a)(b)	13,253	532,108
DSP Group Inc.(a)	7,022	98,905
Enphase Energy Inc.(a)(b)	30,303	673,636
Entegris Inc.	43,839	2,063,063
First Solar Inc.(a)(b)	27,395	1,589,184
FormFactor Inc.(a)	24,553	457,791
Ichor Holdings Ltd.(a)(b)	5,676	137,246
Impinj Inc.(a)	5,654	174,313
Inphi Corp.(a)(b)	15,189	927,288
Intel Corp.	1,447,074	74,567,723
KLA Corp.	52,173	8,318,985
Lam Research Corp.	47,272	10,925,032
Lattice Semiconductor Corp.(a)	41,662	761,790
MACOM Technology Solutions Holdings Inc.(a)	17,055	366,597
Marvell Technology Group Ltd.	212,767	5,312,792
Maxim Integrated Products Inc.	88,134	5,103,840
MaxLinear Inc.(a)	22,539	504,423

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Inc.	75,661	$7,029,664
Micron Technology Inc.(a)	361,573	15,493,403
MKS Instruments Inc.	17,477	1,612,778
Monolithic Power Systems Inc.	13,804	2,148,317
Nanometrics Inc.(a)	6,900	225,078
NeoPhotonics Corp.(a)(b)	8,153	49,652
NVE Corp.	1,325	87,914
NVIDIA Corp.	190,434	33,148,846
ON Semiconductor Corp.(a)(b)	133,818	2,570,644
PDF Solutions Inc.(a)(b)	7,486	97,842
Photronics Inc.(a)	17,685	192,413
Power Integrations Inc.	9,455	855,016
Qorvo Inc.(a)	38,286	2,838,524
QUALCOMM Inc.	396,874	30,273,549
Rambus Inc.(a)	32,900	431,812
Rudolph Technologies Inc.(a)	9,742	256,799
Semtech Corp.(a)	21,720	1,055,809
Silicon Laboratories Inc.(a)	13,674	1,522,600
Skyworks Solutions Inc.	56,488	4,476,674
SMART Global Holdings Inc.(a)(b)	3,027	77,128
SunPower Corp.(a)	23,810	261,196
Synaptics Inc.(a)(b)	11,716	468,054
Teradyne Inc.	55,419	3,209,314
Texas Instruments Inc.	305,993	39,546,535
Ultra Clean Holdings Inc.(a)	9,999	146,335
Universal Display Corp.	13,718	2,303,252
Veeco Instruments Inc.(a)(b)	13,496	157,633
Versum Materials Inc.	36,199	1,916,013
Xilinx Inc.	83,403	7,998,348
Xperi Corp.	15,433	319,154

		356,379,385

Software — 6.9%
2U Inc.(a)(b)	17,342	282,328
8x8 Inc.(a)(b)	29,106	603,076
A10 Networks Inc.(a)	17,932	124,448
ACI Worldwide Inc.(a)	38,195	1,196,458
Adobe Inc.(a)	158,932	43,904,965
Agilysys Inc.(a)	7,825	200,398
Alarm.com Holdings Inc.(a)	11,856	552,964
Altair Engineering Inc., Class A(a)(b)	12,433	430,430
Alteryx Inc., Class A(a)(b)	14,738	1,583,303
American Software Inc./GA, Class A	6,982	104,870
Anaplan Inc.(a)(b)	26,600	1,250,200
ANSYS Inc.(a)(b)	27,156	6,011,252
Appfolio Inc., Class A(a)(b)	4,847	461,144
Appian Corp.(a)	10,058	477,755
Aspen Technology Inc.(a)	22,270	2,740,992
Atlassian Corp. PLC, Class A(a)	34,159	4,284,905
Autodesk Inc.(a)	72,068	10,644,444
Avalara Inc.(a)	15,098	1,015,944
Avaya Holdings Corp.(a)(b)	33,286	340,516
Benefitfocus Inc.(a)	9,731	231,695
Blackbaud Inc.	15,484	1,398,825
Blackline Inc.(a)(b)	14,612	698,600
Bottomline Technologies DE Inc.(a)	13,417	527,959
Box Inc., Class A(a)(b)	46,228	765,536
Cadence Design Systems Inc.(a)	91,022	6,014,734
Carbon Black Inc.(a)(b)	18,016	468,236
CDK Global Inc.	40,527	1,948,943
Ceridian HCM Holding Inc.(a)(b)	26,482	1,307,416

Security	Shares	Value

Software (continued)
ChannelAdvisor Corp.(a)	5,984	$55,831
Cision Ltd.(a)(b)	25,163	193,503
Citrix Systems Inc.	40,722	3,930,487
Cloudera Inc.(a)(b)	82,256	728,788
CommVault Systems Inc.(a)	13,211	590,664
Cornerstone OnDemand Inc.(a)	17,752	973,165
Coupa Software Inc.(a)(b)	19,843	2,571,058
Digimarc Corp.(a)(b)	3,144	122,899
Digital Turbine Inc.(a)(b)	24,964	160,893
DocuSign Inc.(a)(b)	49,558	3,068,631
Domo Inc., Class B(a)	5,415	86,532
Dropbox Inc., Class A(a)	68,625	1,384,166
Dynatrace Inc.(a)	11,899	222,154
Ebix Inc.(b)	8,168	343,873
eGain Corp.(a)(b)	7,109	56,908
Elastic NV(a)(b)	14,497	1,193,683
Envestnet Inc.(a)(b)	15,061	853,959
Everbridge Inc.(a)	10,794	666,098
Fair Isaac Corp.(a)	9,354	2,839,126
FireEye Inc.(a)(b)	65,827	878,132
Five9 Inc.(a)	20,039	1,076,896
ForeScout Technologies Inc.(a)	13,096	496,600
Fortinet Inc.(a)	46,885	3,598,893
GTY Technology Holdings Inc.(a)(b)	12,865	80,664
Guidewire Software Inc.(a)(b)	26,579	2,800,895
HubSpot Inc.(a)	12,915	1,958,043
Instructure Inc.(a)	9,953	385,579
Intuit Inc.	81,216	21,598,583
j2 Global Inc.	14,787	1,342,955
LivePerson Inc.(a)(b)	19,922	711,215
LogMeIn Inc.	16,500	1,170,840
Majesco(a)	2,199	18,560
Manhattan Associates Inc.(a)	20,821	1,679,630
Medallia Inc.(a)(b)	5,087	139,536
Microsoft Corp.	2,468,802	343,237,542
MicroStrategy Inc., Class A(a)	2,976	441,549
Mitek Systems Inc.(a)(b)	8,505	82,073
MobileIron Inc.(a)	30,850	201,913
Model N Inc.(a)(b)	11,695	324,653
Monotype Imaging Holdings Inc.	14,533	287,899
New Relic Inc.(a)(b)	16,590	1,019,456
Nuance Communications Inc.(a)(b)	96,199	1,569,006
Nutanix Inc., Class A(a)(b)	44,884	1,178,205
OneSpan Inc.(a)	8,510	123,395
Oracle Corp.	731,750	40,268,202
Pagerduty Inc.(a)(b)	3,256	91,982
Palo Alto Networks Inc.(a)(b)	30,697	6,256,970
Paycom Software Inc.(a)(b)	16,088	3,370,275
Paylocity Holding Corp.(a)(b)	10,506	1,025,175
Pegasystems Inc.	12,323	838,580
Pluralsight Inc., Class A(a)	20,844	350,075
Progress Software Corp.	14,189	540,033
Proofpoint Inc.(a)	17,808	2,298,122
PROS Holdings Inc.(a)(b)	11,165	665,434
PTC Inc.(a)	33,717	2,298,825
Q2 Holdings Inc.(a)	14,543	1,147,006
QAD Inc., Class A	4,184	193,217
Qualys Inc.(a)(b)	10,702	808,750
Rapid7 Inc.(a)	15,517	704,317
RealPage Inc.(a)(b)	25,745	1,618,331

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
RingCentral Inc., Class A(a)	23,085	$2,900,861
SailPoint Technologies Holding Inc.(a)	27,660	516,965
salesforce.com Inc.(a)	267,508	39,708,888
SecureWorks Corp., Class A(a)	1,914	24,748
ServiceNow Inc.(a)	60,682	15,404,126
ShotSpotter Inc.(a)(b)	2,303	53,038
Smartsheet Inc., Class A(a)(b)	27,624	995,293
SolarWinds Corp.(a)(b)	13,271	244,850
Splunk Inc.(a)(b)	48,695	5,739,193
SPS Commerce Inc.(a)	11,012	518,335
SS&C Technologies Holdings Inc.	71,823	3,703,912
SVMK Inc.(a)(b)	27,059	462,709
Symantec Corp.	189,482	4,477,460
Synchronoss Technologies Inc.(a)	12,692	68,537
Synopsys Inc.(a)	48,862	6,706,310
Telaria Inc.(a)	13,947	96,374
Telenav Inc.(a)(b)	12,594	60,199
Tenable Holdings Inc.(a)	13,159	294,498
Teradata Corp.(a)(b)	38,051	1,179,581
TiVo Corp.	35,380	269,419
Trade Desk Inc. (The), Class A(a)(b)	12,766	2,394,263
Tyler Technologies Inc.(a)(b)	12,483	3,276,788
Upland Software Inc.(a)(b)	7,255	252,909
Varonis Systems Inc.(a)(b)	10,236	611,908
Verint Systems Inc.(a)	21,197	906,808
VirnetX Holding Corp.(a)(b)	27,760	149,904
VMware Inc., Class A	25,219	3,784,363
Workday Inc., Class A(a)	51,805	8,804,778
Workiva Inc.(a)(b)	11,303	495,410
Yext Inc.(a)	30,798	489,380
Zendesk Inc.(a)	35,290	2,571,935
Zix Corp.(a)	17,947	129,936
Zscaler Inc.(a)(b)	20,343	961,410
Zuora Inc., Class A(a)	27,497	413,830

		667,161,678

Specialty Retail — 2.3%
Aaron’s Inc.	22,392	1,438,910
Abercrombie & Fitch Co., Class A	21,688	338,333
Advance Auto Parts Inc.	22,264	3,682,466
American Eagle Outfitters Inc.	54,305	880,827
America’s Car-Mart Inc./TX(a)	2,332	213,844
Asbury Automotive Group Inc.(a)	6,374	652,251
Ascena Retail Group Inc.(a)(b)	51,811	13,683
At Home Group Inc.(a)(b)	14,598	140,433
AutoNation Inc.(a)(b)	18,360	930,852
AutoZone Inc.(a)	7,995	8,671,537
Barnes & Noble Education Inc.(a)(b)	15,585	48,625
Bed Bath & Beyond Inc.(b)	44,242	470,735
Best Buy Co. Inc.	75,057	5,178,182
Boot Barn Holdings Inc.(a)	7,890	275,361
Buckle Inc. (The)	8,117	167,210
Burlington Stores Inc.(a)(b)	21,206	4,237,383
Caleres Inc.(b)	12,946	303,066
Camping World Holdings Inc., Class A(b)	9,561	85,093
CarMax Inc.(a)(b)	53,885	4,741,880
Carvana Co.(a)	14,598	963,468
Cato Corp. (The), Class A	8,100	142,641
Chico’s FAS Inc.	38,686	155,905
Children’s Place Inc. (The)	5,390	414,976
Citi Trends Inc.	4,376	80,081

Security	Shares	Value

Specialty Retail (continued)
Conn’s Inc.(a)(b)	7,282	$181,031
Container Store Group Inc. (The)(a)(b)	4,290	18,962
Designer Brands Inc. , Class A	21,345	365,426
Dick’s Sporting Goods Inc.	21,906	893,984
Express Inc.(a)	25,160	86,550
Five Below Inc.(a)	17,641	2,224,530
Floor & Decor Holdings Inc., Class A(a)(b)	21,588	1,104,226
Foot Locker Inc.	34,850	1,504,126
GameStop Corp., Class A(b)	31,199	172,219
Gap Inc. (The)	69,936	1,214,089
Genesco Inc.(a)	6,164	246,683
GNC Holdings Inc., Class A(a)(b)	22,480	48,107
Group 1 Automotive Inc.	6,220	574,168
Guess? Inc.	17,605	326,221
Haverty Furniture Companies Inc.	5,522	111,931
Hibbett Sports Inc.(a)(b)	7,809	178,826
Home Depot Inc. (The)	359,741	83,467,107
Hudson Ltd., Class A(a)	12,641	155,105
J. Jill Inc.(b)	6,517	12,382
L Brands Inc.	73,596	1,441,746
Lithia Motors Inc., Class A	6,915	915,408
Lowe’s Companies Inc.	255,735	28,120,621
Lumber Liquidators Holdings Inc.(a)(b)	8,071	79,661
MarineMax Inc.(a)(b)	8,857	137,106
Michaels Companies Inc. (The)(a)(b)	28,713	281,100
Monro Inc.(b)	10,114	799,107
Murphy USA Inc.(a)	9,723	829,372
National Vision Holdings Inc.(a)	24,977	601,196
Office Depot Inc.	167,092	293,246
O’Reilly Automotive Inc.(a)	24,672	9,832,039
Party City Holdco Inc.(a)(b)	19,641	112,150
Penske Automotive Group Inc.	10,745	508,024
Rent-A-Center Inc./TX	16,915	436,238
RH(a)(b)	5,382	919,407
Ross Stores Inc.	117,714	12,930,883
RTW RetailWinds Inc.(a)(b)	4,410	6,042
Sally Beauty Holdings Inc.(a)	40,223	598,920
Shoe Carnival Inc.	4,294	139,169
Signet Jewelers Ltd.	15,510	259,948
Sleep Number Corp.(a)	10,468	432,538
Sonic Automotive Inc., Class A	8,781	275,811
Sportsman’s Warehouse Holdings Inc.(a)(b)	8,819	45,682
Tailored Brands Inc.(b)	15,139	66,612
Tiffany & Co.	39,570	3,665,369
Tile Shop Holdings Inc.	9,696	30,930
Tilly’s Inc., Class A	10,054	94,910
TJX Companies Inc. (The)	396,189	22,083,575
Tractor Supply Co.	39,110	3,537,108
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	18,318	4,591,407
Urban Outfitters Inc.(a)(b)	22,749	639,019
Williams-Sonoma Inc.	26,309	1,788,486
Winmark Corp.	765	134,938
Zumiez Inc.(a)(b)	6,536	207,028

		223,948,211

Technology Hardware, Storage & Peripherals — 3.8%
3D Systems Corp.(a)(b)	32,564	265,397
Apple Inc.	1,475,792	330,533,134
AstroNova Inc.	4,177	67,542
Avid Technology Inc.(a)(b)	9,120	56,453
Dell Technologies Inc., Class C(a)(b)	49,805	2,582,887

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf Inc.(a)	24,454	$273,885
Hewlett Packard Enterprise Co.	437,047	6,630,003
HP Inc.	493,527	9,337,531
Immersion Corp.(a)(b)	8,163	62,447
NCR Corp.(a)(b)	40,483	1,277,644
NetApp Inc.	78,287	4,110,850
Pure Storage Inc., Class A(a)(b)	74,145	1,256,016
Stratasys Ltd.(a)(b)	18,021	383,937
Western Digital Corp.	95,783	5,712,498
Xerox Holdings Corp.(a)	60,402	1,806,624

		364,356,848

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	45,262	1,500,888
Carter’s Inc.	14,691	1,339,966
Columbia Sportswear Co.	9,835	952,913
Crocs Inc.(a)	21,357	592,870
Culp Inc.	2,516	41,011
Deckers Outdoor Corp.(a)	9,290	1,368,974
Fossil Group Inc.(a)(b)	12,943	161,917
G-III Apparel Group Ltd.(a)(b)	13,508	348,101
Hanesbrands Inc.	114,787	1,758,537
Kontoor Brands Inc.(a)	14,982	525,868
Lululemon Athletica Inc.(a)	38,302	7,374,284
Movado Group Inc.	5,295	131,634
NIKE Inc., Class B	402,578	37,810,126
Oxford Industries Inc.	5,541	397,290
PVH Corp.	24,531	2,164,370
Ralph Lauren Corp.	16,300	1,556,161
Rocky Brands Inc.	3,119	103,644
Skechers U.S.A. Inc., Class A(a)	42,160	1,574,676
Steven Madden Ltd.	26,712	956,023
Superior Group of Companies Inc.	2,224	35,851
Tapestry Inc.	92,138	2,400,195
Under Armour Inc., Class A(a)(b)	60,628	1,208,922
Under Armour Inc., Class C, NVS(a)(b)	61,705	1,118,712
Unifi Inc.(a)	4,145	90,858
Vera Bradley Inc.(a)	5,801	58,590
VF Corp.	99,871	8,887,520
Wolverine World Wide Inc.	27,302	771,555

		75,231,456

Thrifts & Mortgage Finance — 0.2%
Axos Financial Inc.(a)	17,764	491,175
Bridgewater Bancshares Inc.(a)	7,043	84,093
Capitol Federal Financial Inc.	45,477	626,673
Columbia Financial Inc.(a)(b)	15,797	249,435
Dime Community Bancshares Inc.	9,213	197,250
Entegra Financial Corp.(a)(b)	1,998	60,020
ESSA Bancorp. Inc.	2,485	40,804
Essent Group Ltd.	30,513	1,454,555
Federal Agricultural Mortgage Corp., Class C, NVS	3,088	252,166
First Defiance Financial Corp.	5,945	172,197
Flagstar Bancorp. Inc.	9,109	340,221
FS Bancorp. Inc.	1,552	81,480
Greene County Bancorp. Inc.	954	26,140
Hingham Institution for Savings	358	67,662
Home Bancorp. Inc.	1,829	71,313
HomeStreet Inc.(a)	7,018	191,732
Kearny Financial Corp./MD	29,644	386,558
LendingTree Inc.(a)(b)	2,501	776,385

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Luther Burbank Corp.	7,165	$81,179
Merchants Bancorp/IN	4,221	69,815
Meridian Bancorp. Inc.	15,848	297,150
Meta Financial Group Inc.	10,474	341,557
MGIC Investment Corp.	119,207	1,499,624
Mr Cooper Group Inc.(a)(b)	23,532	249,910
New York Community Bancorp. Inc.	150,691	1,891,172
NMI Holdings Inc., Class A(a)	20,431	536,518
Northfield Bancorp. Inc.	16,694	268,106
Northwest Bancshares Inc.	34,296	562,111
OceanFirst Financial Corp.	18,189	429,260
Ocwen Financial Corp.(a)(b)	30,755	57,819
OP Bancorp	7,238	70,788
Oritani Financial Corp.	13,417	237,414
PCSB Financial Corp.	5,679	113,523
PennyMac Financial Services Inc.(a)(c)	3,152	95,758
Ponce de Leon Federal Bank(a)(b)	5,744	80,761
Provident Bancorp. Inc.(a)	1,332	32,008
Provident Financial Services Inc.	20,336	498,842
Prudential Bancorp. Inc.	4,524	76,953
Radian Group Inc.	66,256	1,513,287
Riverview Bancorp. Inc.	11,858	87,512
Southern Missouri Bancorp. Inc.	1,854	67,541
Sterling Bancorp Inc./MI	6,547	63,899
Territorial Bancorp. Inc.	3,276	93,628
TFS Financial Corp.	18,404	331,640
Timberland Bancorp. Inc./WA	3,456	95,040
TrustCo Bank Corp. NY	26,441	215,494
United Community Financial Corp./OH	11,819	127,409
United Financial Bancorp. Inc.	17,294	235,717
Walker & Dunlop Inc.	9,599	536,872
Washington Federal Inc.	24,553	908,216
Waterstone Financial Inc.	9,971	171,302
Western New England Bancorp Inc.	12,649	120,545
WSFS Financial Corp.	18,071	796,931

		18,425,160

Tobacco — 0.7%
22nd Century Group Inc.(a)(b)	42,798	96,723
Altria Group Inc.	610,094	24,952,845
Philip Morris International Inc.	507,261	38,516,328
Pyxus International Inc.(a)(b)	3,784	49,495
Turning Point Brands Inc.	1,885	43,468
Universal Corp./VA	7,973	437,000
Vector Group Ltd.	32,953	392,470

		64,488,329

Trading Companies & Distributors — 0.3%
Air Lease Corp.	34,216	1,430,913
Aircastle Ltd.	19,271	432,248
Applied Industrial Technologies Inc.	11,943	678,362
Beacon Roofing Supply Inc.(a)	21,010	704,465
BlueLinx Holdings Inc.(a)(b)	2,806	90,718
BMC Stock Holdings Inc.(a)	20,581	538,811
CAI International Inc.(a)(b)	5,173	112,616
DXP Enterprises Inc./TX(a)(b)	6,546	227,277
EVI Industries Inc.	2,129	67,958
Fastenal Co.	187,254	6,117,588
Foundation Building Materials Inc.(a)	4,047	62,688
GATX Corp.	12,204	946,176
General Finance Corp.(a)	775	6,851

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
GMS Inc.(a)	9,798	$281,399
H&E Equipment Services Inc.	9,839	283,954
HD Supply Holdings Inc.(a)(b)	54,984	2,153,998
Herc Holdings Inc.(a)	7,637	355,197
Kaman Corp.	9,363	556,724
Lawson Products Inc./DE(a)	1,778	68,862
MRC Global Inc.(a)(b)	28,074	340,538
MSC Industrial Direct Co. Inc., Class A	14,820	1,074,895
NOW Inc.(a)(b)	33,327	382,261
Rush Enterprises Inc., Class A	9,903	382,058
Rush Enterprises Inc., Class B	2,056	82,096
SiteOne Landscape Supply Inc.(a)(b)	12,778	945,828
Systemax Inc.	3,446	75,846
Textainer Group Holdings Ltd.(a)(b)	9,982	98,922
Titan Machinery Inc.(a)(b)	5,148	73,822
Transcat Inc.(a)	4,213	107,895
Triton International Ltd.	16,872	570,948
United Rentals Inc.(a)	25,094	3,127,716
Univar Solutions Inc.(a)	51,171	1,062,310
Veritiv Corp.(a)	4,273	77,256
Watsco Inc.	10,791	1,825,621
WESCO International Inc.(a)	13,112	626,360
Willis Lease Finance Corp.(a)	1,292	71,551
WW Grainger Inc.	14,435	4,289,360

		30,332,088

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	23,048	909,705

Water Utilities — 0.2%
American States Water Co.	12,276	1,103,121
American Water Works Co. Inc.	59,081	7,339,633
Aqua America Inc.	70,768	3,172,529
AquaVenture Holdings Ltd.(a)(b)	3,255	63,245
Artesian Resources Corp., Class A, NVS	2,296	84,952
Cadiz Inc.(a)(b)	6,565	81,997
California Water Service Group	16,122	853,337
Connecticut Water Service Inc.	4,325	303,009
Consolidated Water Co. Ltd.	5,979	98,594
Global Water Resources Inc.	2,502	29,624
Middlesex Water Co.	4,517	293,424
Pure Cycle Corp.(a)	9,143	93,990
SJW Group	9,182	627,039
York Water Co. (The)	4,051	176,867

		14,321,361

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	13,438	149,162
Gogo Inc.(a)(b)	16,473	99,332
Shenandoah Telecommunications Co.	15,995	508,161
Spok Holdings Inc.	6,047	72,201
Sprint Corp.(a)(b)	183,815	1,134,139
Telephone & Data Systems Inc.	33,243	857,669
T-Mobile U.S. Inc.(a)	101,637	8,005,947
U.S. Cellular Corp.(a)(b)	4,152	156,032

		10,982,643

Total Common Stocks — 99.7% (Cost: $7,589,680,775)		9,599,678,384

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(f)(g)	282,807,569	$282,948,973
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(f)	14,903,000	14,903,000

		297,851,973

Total Short-Term Investments — 3.1% (Cost: $297,772,470)		297,851,973

Total Investments in Securities — 102.8% (Cost: $7,887,453,245)		9,897,530,357

Other Assets, Less Liabilities — (2.8)%		(273,240,500)

Net Assets — 100.0%		$9,624,289,857

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Arconic Inc.	1,035,007	$26,910,182
BWX Technologies Inc.	249,515	14,274,753
Curtiss-Wright Corp.	111,745	14,456,451
HEICO Corp.(a)	102,286	12,773,476
HEICO Corp., Class A	200,305	19,491,679
Hexcel Corp.	222,482	18,272,447
Huntington Ingalls Industries Inc.	106,720	22,602,229
L3Harris Technologies Inc.	582,723	121,579,327
Spirit AeroSystems Holdings Inc., Class A	270,225	22,223,304
Teledyne Technologies Inc.(b)	94,436	30,407,448
Textron Inc.	609,262	29,829,467
TransDigm Group Inc.	130,063	67,719,902

		400,540,665

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	353,736	29,989,738
Expeditors International of Washington Inc.	450,263	33,450,038
XPO Logistics Inc.(a)(b)	240,628	17,221,746

		80,661,522

Airlines — 0.6%
Alaska Air Group Inc.	317,051	20,579,781
American Airlines Group Inc.	1,046,129	28,214,099
Copa Holdings SA, Class A, NVS	84,344	8,328,970
JetBlue Airways Corp.(a)(b)	788,551	13,208,229
United Airlines Holdings Inc.(b)	622,332	55,020,372

		125,351,451

Auto Components — 0.6%
Aptiv PLC	681,574	59,583,199
BorgWarner Inc.	541,832	19,874,398
Gentex Corp.	671,948	18,502,088
Goodyear Tire & Rubber Co. (The)	610,207	8,790,032
Lear Corp.	159,984	18,862,113

		125,611,830

Automobiles — 0.1%
Harley-Davidson Inc.	415,359	14,940,463
Thor Industries Inc.	143,224	8,112,208

		23,052,671

Banks — 3.9%
Associated Banc-Corp.	424,868	8,603,577
Bank of Hawaii Corp.	106,043	9,112,275
Bank OZK	318,908	8,696,621
BankUnited Inc.	242,821	8,163,642
BOK Financial Corp.	83,660	6,621,689
CIT Group Inc.	252,649	11,447,526
Citizens Financial Group Inc.	1,182,418	41,822,125
Comerica Inc.	393,543	25,969,903
Commerce Bancshares Inc.	261,438	15,856,215
Cullen/Frost Bankers Inc.	148,277	13,129,928
East West Bancorp. Inc.	380,947	16,872,143
Fifth Third Bancorp	1,941,504	53,158,380
First Citizens BancShares Inc./NC, Class A	19,067	8,991,044
First Hawaiian Inc.	350,159	9,349,245
First Horizon National Corp.	818,869	13,265,678
First Republic Bank/CA(a)	436,530	42,212,451
FNB Corp.	844,457	9,736,589
Huntington Bancshares Inc./OH	2,737,500	39,064,125
KeyCorp.	2,658,896	47,434,705
M&T Bank Corp.	352,854	55,740,346

Security	Shares	Value

Banks (continued)
PacWest Bancorp	309,246	$11,238,000
People’s United Financial Inc.	1,041,176	16,278,787
Pinnacle Financial Partners Inc.	196,786	11,167,606
Popular Inc.	250,068	13,523,677
Prosperity Bancshares Inc.	174,978	12,358,696
Regions Financial Corp.	2,640,384	41,770,875
Signature Bank/New York NY	141,715	16,895,262
Sterling Bancorp./DE	543,073	10,894,044
SunTrust Banks Inc.	1,171,824	80,621,491
SVB Financial Group(a)(b)	136,985	28,623,016
Synovus Financial Corp.	394,971	14,124,163
TCF Financial Corp.	402,855	15,336,690
Texas Capital Bancshares Inc.(a)(b)	131,616	7,192,814
Umpqua Holdings Corp.	578,228	9,517,633
Webster Financial Corp.	239,960	11,246,925
Western Alliance Bancorp	253,989	11,703,813
Wintrust Financial Corp.	147,537	9,535,316
Zions Bancorp. N.A.	461,483	20,545,223

		787,822,238

Beverages — 0.3%
Brown-Forman Corp., Class A	119,330	7,129,967
Brown-Forman Corp., Class B, NVS	451,482	28,344,040
Molson Coors Brewing Co., Class B	457,380	26,299,350

		61,773,357

Biotechnology — 1.4%
Agios Pharmaceuticals Inc.(a)(b)	137,356	4,450,334
Alkermes PLC(b)	409,308	7,985,599
Alnylam Pharmaceuticals Inc.(a)(b)	278,337	22,383,862
BioMarin Pharmaceutical Inc.(b)	469,113	31,618,216
Bluebird Bio Inc.(a)(b)	144,551	13,272,673
Exact Sciences Corp.(a)(b)	336,797	30,436,345
Exelixis Inc.(b)	783,907	13,863,395
Incyte Corp.(b)	466,754	34,647,149
Ionis Pharmaceuticals Inc.(b)	336,089	20,135,092
Moderna Inc.(a)(b)	539,952	8,596,036
Neurocrine Biosciences Inc.(a)(b)	237,315	21,384,455
Sage Therapeutics Inc.(a)(b)	132,511	18,589,968
Sarepta Therapeutics Inc.(a)(b)	187,740	14,140,577
Seattle Genetics Inc.(a)(b)	303,987	25,960,490
United Therapeutics Corp.(b)	113,405	9,044,049

		276,508,240

Building Products — 0.8%
Allegion PLC	246,398	25,539,153
AO Smith Corp.	355,395	16,955,895
Armstrong World Industries Inc.(a)	128,482	12,424,209
Fortune Brands Home & Security Inc.	366,093	20,025,287
Lennox International Inc.	93,232	22,652,579
Masco Corp.	763,323	31,815,303
Owens Corning	281,907	17,816,522
Resideo Technologies Inc.(a)(b)	322,859	4,633,027

		151,861,975

Capital Markets — 3.0%
Affiliated Managers Group Inc.	133,698	11,143,728
Ameriprise Financial Inc.	346,046	50,903,367
BGC Partners Inc., Class A	753,975	4,146,862
Cboe Global Markets Inc.	291,194	33,461,102
E*TRADE Financial Corp.	635,129	27,748,786
Eaton Vance Corp., NVS	293,226	13,174,644
Evercore Inc., Class A	103,506	8,290,831

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
FactSet Research Systems Inc.(a)	98,924	$24,035,564
Franklin Resources Inc.	739,372	21,338,276
Interactive Brokers Group Inc., Class A(a)	199,301	10,718,408
Invesco Ltd.	1,035,940	17,548,824
Janus Henderson Group PLC	237,591	5,336,294
Lazard Ltd., Class A	269,843	9,444,505
Legg Mason Inc.	229,342	8,758,571
LPL Financial Holdings Inc.	218,223	17,872,464
MarketAxess Holdings Inc.(a)	96,840	31,715,100
Morningstar Inc.	51,636	7,546,085
MSCI Inc.	216,658	47,177,279
Nasdaq Inc.	305,747	30,375,964
Northern Trust Corp.	522,881	48,795,255
Raymond James Financial Inc.	328,874	27,118,950
SEI Investments Co.	338,887	20,080,749
State Street Corp.	986,245	58,375,842
T Rowe Price Group Inc.	609,660	69,653,655
Virtu Financial Inc., Class A	138,746	2,269,885

		607,030,990

Chemicals — 2.0%
Albemarle Corp.	276,297	19,208,168
Ashland Global Holdings Inc.	158,486	12,211,346
Axalta Coating Systems Ltd.(b)	541,945	16,339,642
Cabot Corp.	151,406	6,861,720
Celanese Corp.	326,472	39,924,261
CF Industries Holdings Inc.	576,893	28,383,136
Chemours Co. (The)	428,926	6,408,154
Corteva Inc.(b)	1,986,295	55,616,260
Eastman Chemical Co.	361,749	26,707,929
Element Solutions Inc.(a)(b)	593,185	6,038,623
FMC Corp.	345,228	30,269,591
Huntsman Corp.	585,977	13,629,825
International Flavors & Fragrances Inc.(a)	283,172	34,742,373
Mosaic Co. (The)(a)	924,086	18,943,763
NewMarket Corp.	18,069	8,530,194
Olin Corp.	431,885	8,084,887
RPM International Inc.	338,836	23,315,305
Scotts Miracle-Gro Co. (The)	103,778	10,566,676
Valvoline Inc.	494,701	10,898,263
Westlake Chemical Corp.	92,695	6,073,376
WR Grace & Co.	150,037	10,016,470

		392,769,962

Commercial Services & Supplies — 1.0%
ADT Inc.(a)	305,687	1,916,657
Cintas Corp.	221,503	59,384,954
Clean Harbors Inc.(a)(b)	135,265	10,442,458
Copart Inc.(b)	519,453	41,727,659
IAA Inc.(a)(b)	348,590	14,546,661
KAR Auction Services Inc.	348,601	8,558,155
Republic Services Inc.	564,512	48,858,514
Rollins Inc.	371,854	12,669,066
Stericycle Inc.(a)(b)	233,335	11,883,751

		209,987,875

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	156,307	37,344,868
Ciena Corp.(a)(b)	406,726	15,955,861
CommScope Holding Co. Inc.(a)(b)	501,209	5,894,218
EchoStar Corp., Class A(b)	124,373	4,927,658
F5 Networks Inc.(b)	156,959	22,040,183

Security	Shares	Value

Communications Equipment (continued)
Juniper Networks Inc.	897,379	$22,210,130
Motorola Solutions Inc.	435,055	74,137,723
Ubiquiti Inc.(b)	41,261	4,879,526
ViaSat Inc.(a)(b)	151,117	11,382,132

		198,772,299

Construction & Engineering — 0.4%
AECOM(b)	409,115	15,366,359
Fluor Corp.	366,884	7,018,491
Jacobs Engineering Group Inc.	347,116	31,761,114
Quanta Services Inc.	371,407	14,039,185
Valmont Industries Inc.	56,309	7,795,418

		75,980,567

Construction Materials — 0.5%
Eagle Materials Inc.	110,345	9,932,153
Martin Marietta Materials Inc.(a)	164,208	45,009,413
Vulcan Materials Co.	345,438	52,244,043

		107,185,609

Consumer Finance — 1.0%
Ally Financial Inc.	1,034,110	34,291,088
Credit Acceptance Corp.(b)	27,761	12,806,427
Discover Financial Services	836,217	67,808,836
Navient Corp.	521,943	6,680,870
OneMain Holdings Inc.	171,127	6,276,938
Santander Consumer USA Holdings Inc.	278,488	7,104,229
SLM Corp.	1,133,745	10,005,300
Synchrony Financial	1,754,585	59,813,803

		204,787,491

Containers & Packaging — 1.5%
AptarGroup Inc.	169,299	20,053,467
Ardagh Group SA	52,751	827,136
Avery Dennison Corp.	221,246	25,126,908
Ball Corp.(a)	873,829	63,623,489
Berry Global Group Inc.(a)(b)	346,007	13,587,695
Crown Holdings Inc.(b)	341,782	22,578,119
Graphic Packaging Holding Co.	772,123	11,388,814
International Paper Co.	1,039,495	43,471,681
Owens-Illinois Inc.	406,413	4,173,862
Packaging Corp. of America	245,844	26,084,048
Sealed Air Corp.	408,005	16,936,288
Silgan Holdings Inc.	203,075	6,099,358
Sonoco Products Co.	260,440	15,160,212
Westrock Co.	668,096	24,352,099

		293,463,176

Distributors — 0.4%
Genuine Parts Co.	369,031	36,751,797
LKQ Corp.(a)(b)	809,057	25,444,843
Pool Corp.	101,089	20,389,651

		82,586,291

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)(b)	151,711	23,135,928
frontdoor Inc.(a)(b)	222,795	10,821,153
Graham Holdings Co., Class B	11,098	7,362,968
Grand Canyon Education Inc.(a)(b)	124,525	12,228,355
H&R Block Inc.	534,854	12,633,251
Service Corp. International/U.S.	465,517	22,256,368
ServiceMaster Global Holdings Inc.(a)(b)	357,940	20,008,846

		108,446,869

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 0.2%
AXA Equitable Holdings Inc.	772,493	$17,118,445
Jefferies Financial Group Inc.	699,016	12,861,894
Voya Financial Inc.	370,115	20,149,061

		50,129,400

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	2,862,369	35,722,365
GCI Liberty Inc., Class A(b)	257,696	15,995,191
Zayo Group Holdings Inc.(b)	593,128	20,107,039

		71,824,595

Electric Utilities — 3.0%
Alliant Energy Corp.	624,059	33,655,502
Avangrid Inc.	144,703	7,560,732
Edison International	921,349	69,488,141
Entergy Corp.	526,133	61,746,969
Evergy Inc.	622,342	41,423,083
Eversource Energy	852,678	72,878,389
FirstEnergy Corp.	1,405,368	67,780,899
Hawaiian Electric Industries Inc.	284,270	12,965,555
IDACORP Inc.	131,904	14,861,624
OGE Energy Corp.	524,700	23,810,886
PG&E Corp.(b)	1,414,628	14,146,280
Pinnacle West Capital Corp.	294,680	28,604,587
PPL Corp.	1,913,245	60,248,085
Xcel Energy Inc.	1,357,520	88,089,473

		597,260,205

Electrical Equipment — 0.9%
Acuity Brands Inc.	104,945	14,145,537
AMETEK Inc.(a)	601,549	55,234,229
GrafTech International Ltd.	166,595	2,132,416
Hubbell Inc.	143,443	18,848,410
nVent Electric PLC	392,287	8,646,006
Regal Beloit Corp.	111,907	8,152,425
Rockwell Automation Inc.	308,464	50,834,867
Sensata Technologies Holding PLC(a)(b)	417,333	20,891,690

		178,885,580

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A(a)	770,491	74,352,381
Arrow Electronics Inc.(a)(b)	216,461	16,143,661
Avnet Inc.	267,467	11,898,270
CDW Corp./DE	380,946	46,947,785
Cognex Corp.	430,215	21,136,463
Coherent Inc.(a)(b)	63,039	9,690,355
Corning Inc.	2,041,716	58,229,740
Dolby Laboratories Inc., Class A	164,852	10,656,033
FLIR Systems Inc.	354,313	18,633,321
IPG Photonics Corp.(a)(b)	93,147	12,630,733
Jabil Inc.	391,022	13,986,857
Keysight Technologies Inc.(a)(b)	493,201	47,963,797
Littelfuse Inc.	62,851	11,144,111
National Instruments Corp.	341,440	14,337,066
SYNNEX Corp.	108,350	12,232,715
Trimble Inc.(b)	659,434	25,592,634
Zebra Technologies Corp., Class A(b)	140,443	28,983,222

		434,559,144

Energy Equipment & Services — 0.7%
Apergy Corp.(a)(b)	197,996	5,355,792
Baker Hughes a GE Co.	1,670,319	38,751,401
Halliburton Co.	2,304,992	43,449,099
Helmerich & Payne Inc.	279,899	11,215,553

Security	Shares	Value

Energy Equipment & Services (continued)
National Oilwell Varco Inc.(a)	1,013,045	$21,476,554
Patterson-UTI Energy Inc.	538,055	4,600,370
Transocean Ltd.(a)(b)	1,519,479	6,792,071

		131,640,840

Entertainment — 1.0%
Cinemark Holdings Inc.	280,523	10,839,409
Liberty Media Corp.-Liberty Formula One, Class A(b)	70,347	2,785,038
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	518,785	21,576,268
Lions Gate Entertainment Corp., Class A	134,183	1,241,193
Lions Gate Entertainment Corp., Class B, NVS	321,577	2,810,583
Live Nation Entertainment Inc.(b)	338,444	22,452,375
Madison Square Garden Co. (The), Class A(a)(b)	48,735	12,842,647
Spotify Technology SA(a)(b)	312,825	35,662,050
Take-Two Interactive Software Inc.(b)	295,018	36,977,556
Viacom Inc., Class A	30,167	792,185
Viacom Inc., Class B, NVS	926,916	22,273,792
World Wrestling Entertainment Inc., Class A	114,222	8,126,895
Zynga Inc., Class A(a)(b)	2,225,954	12,955,052

		191,335,043

Equity Real Estate Investment Trusts (REITs) — 9.7%
Alexandria Real Estate Equities Inc.	293,285	45,177,621
American Campus Communities Inc.	358,767	17,249,517
American Homes 4 Rent, Class A	674,735	17,468,889
Americold Realty Trust	502,743	18,636,683
Apartment Investment & Management Co., Class A	387,758	20,217,702
Apple Hospitality REIT Inc.	551,161	9,138,249
AvalonBay Communities Inc.	367,176	79,064,008
Boston Properties Inc.	409,209	53,058,039
Brandywine Realty Trust	448,582	6,796,017
Brixmor Property Group Inc.	779,052	15,806,965
Brookfield Property REIT Inc., Class A	194,991	3,975,867
Camden Property Trust	245,560	27,259,616
Colony Capital Inc.	1,243,766	7,487,471
Columbia Property Trust Inc.	302,409	6,395,950
CoreSite Realty Corp.	95,754	11,667,625
Corporate Office Properties Trust	296,089	8,817,530
Cousins Properties Inc.	382,115	14,363,703
CubeSmart	507,911	17,726,094
CyrusOne Inc.	295,499	23,373,971
Digital Realty Trust Inc.	549,274	71,301,258
Douglas Emmett Inc.	438,521	18,781,854
Duke Realty Corp.	944,008	32,067,952
Empire State Realty Trust Inc., Class A	396,290	5,655,058
EPR Properties	203,453	15,637,398
Equity Commonwealth	319,976	10,959,178
Equity LifeStyle Properties Inc.	228,183	30,485,249
Equity Residential	964,707	83,215,626
Essex Property Trust Inc.	172,422	56,321,646
Extra Space Storage Inc.	324,714	37,933,089
Federal Realty Investment Trust	195,965	26,678,675
Gaming and Leisure Properties Inc.	531,194	20,312,859
HCP Inc.	1,301,274	46,364,393
Healthcare Trust of America Inc., Class A	534,813	15,712,806
Highwoods Properties Inc.	267,801	12,034,977
Host Hotels & Resorts Inc.	1,914,209	33,096,674
Hudson Pacific Properties Inc.	398,684	13,339,967
Invitation Homes Inc.	1,261,371	37,349,195

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain Inc.	748,380	$24,240,028
JBG SMITH Properties	323,821	12,697,021
Kilroy Realty Corp.	259,873	20,241,508
Kimco Realty Corp.	1,059,979	22,132,362
Lamar Advertising Co., Class A	223,284	18,293,658
Liberty Property Trust	411,230	21,108,436
Life Storage Inc.	121,804	12,839,360
Macerich Co. (The)	378,298	11,950,434
Medical Properties Trust Inc.	1,170,772	22,900,300
Mid-America Apartment Communities Inc.	299,405	38,925,644
National Retail Properties Inc.	425,778	24,013,879
Omega Healthcare Investors Inc.	568,164	23,743,574
Outfront Media Inc.	376,426	10,457,114
Paramount Group Inc.	528,561	7,056,289
Park Hotels & Resorts Inc.	629,658	15,722,560
Rayonier Inc.	339,952	9,586,646
Realty Income Corp.	842,456	64,599,526
Regency Centers Corp.	436,812	30,354,066
Retail Properties of America Inc., Class A	557,866	6,872,909
SBA Communications Corp.	296,297	71,452,022
Service Properties Trust	427,415	11,023,033
SITE Centers Corp.	366,624	5,539,689
SL Green Realty Corp.	217,187	17,755,037
Spirit Realty Capital Inc.	233,008	11,151,763
STORE Capital Corp.	557,279	20,847,807
Sun Communities Inc.	234,213	34,768,920
Taubman Centers Inc.	151,199	6,173,455
UDR Inc.	767,464	37,206,655
Ventas Inc.	979,986	71,568,378
VEREIT Inc.	2,782,955	27,217,300
VICI Properties Inc.	1,221,321	27,662,921
Vornado Realty Trust	453,671	28,885,233
Weingarten Realty Investors	324,879	9,463,725
Welltower Inc.	1,068,877	96,893,700
Weyerhaeuser Co.	1,972,176	54,629,275
WP Carey Inc.	446,686	39,978,397

		1,940,881,995

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	95,963	15,465,397
Grocery Outlet Holding Corp.(a)(b)	50,159	1,739,514
Kroger Co. (The)	2,091,116	53,908,971
Sprouts Farmers Market Inc.(a)(b)	308,509	5,966,564
U.S. Foods Holding Corp.(b)	573,124	23,555,396

		100,635,842

Food Products — 2.6%
Archer-Daniels-Midland Co.	1,473,176	60,503,338
Beyond Meat Inc.(a)(b)	33,636	4,998,982
Bunge Ltd.	361,535	20,470,112
Campbell Soup Co.	439,384	20,615,897
Conagra Brands Inc.	1,267,847	38,897,546
Flowers Foods Inc.	511,480	11,830,532
Hain Celestial Group Inc. (The)(a)(b)	238,831	5,128,896
Hershey Co. (The)	382,262	59,246,787
Hormel Foods Corp.	730,417	31,941,136
Ingredion Inc.	175,408	14,337,850
JM Smucker Co. (The)	288,343	31,723,497
Kellogg Co.	647,390	41,659,547
Lamb Weston Holdings Inc.	384,521	27,962,367
McCormick & Co. Inc./MD, NVS	323,310	50,533,353

Security	Shares	Value

Food Products (continued)
Pilgrim’s Pride Corp.(a)(b)	135,327	$4,336,554
Post Holdings Inc.(a)(b)	170,480	18,043,603
Seaboard Corp.	723	3,163,125
TreeHouse Foods Inc.(a)(b)	148,498	8,234,214
Tyson Foods Inc., Class A	760,969	65,549,870

		519,177,206

Gas Utilities — 0.4%
Atmos Energy Corp.	309,245	35,219,913
National Fuel Gas Co.	214,717	10,074,521
UGI Corp.	550,436	27,670,418

		72,964,852

Health Care Equipment & Supplies — 3.1%
ABIOMED Inc.(a)(b)	117,891	20,971,630
Align Technology Inc.(a)(b)	209,400	37,884,648
Cantel Medical Corp.(a)	99,948	7,476,110
Cooper Companies Inc. (The)(a)	129,052	38,328,444
DENTSPLY SIRONA Inc.	585,303	31,202,503
DexCom Inc.(a)(b)	237,793	35,488,227
Hill-Rom Holdings Inc.	175,570	18,475,231
Hologic Inc.(a)(b)	699,564	35,320,986
ICU Medical Inc.(a)(b)	50,959	8,133,056
IDEXX Laboratories Inc.(b)	223,626	60,810,618
Insulet Corp.(a)(b)	156,048	25,736,997
Integra LifeSciences Holdings Corp.(b)	186,004	11,173,260
Masimo Corp.(b)	123,613	18,392,378
Penumbra Inc.(a)(b)	83,414	11,218,349
ResMed Inc.	373,289	50,435,077
STERIS PLC	220,147	31,809,040
Teleflex Inc.	121,278	41,204,201
Varian Medical Systems Inc.(b)	239,913	28,571,239
West Pharmaceutical Services Inc.	193,170	27,395,370
Zimmer Biomet Holdings Inc.	542,414	74,457,170

		614,484,534

Health Care Providers & Services — 2.2%
Acadia Healthcare Co. Inc.(a)(b)	235,713	7,325,960
AmerisourceBergen Corp.	398,691	32,824,230
Cardinal Health Inc.	783,531	36,974,828
Centene Corp.(b)	1,082,617	46,834,011
Chemed Corp.	40,883	17,071,514
Covetrus Inc.(b)	254,480	3,025,767
DaVita Inc.(a)(b)	323,995	18,490,395
Encompass Health Corp.	257,080	16,268,022
Guardant Health Inc.(b)	96,731	6,174,340
Henry Schein Inc.(a)(b)	390,193	24,777,256
Laboratory Corp. of America Holdings(b)	260,045	43,687,560
McKesson Corp.	486,683	66,510,099
MEDNAX Inc.(b)	220,478	4,987,212
Molina Healthcare Inc.(b)	163,671	17,957,982
Premier Inc., Class A(a)(b)	142,263	4,114,246
Quest Diagnostics Inc.	352,820	37,762,325
Universal Health Services Inc., Class B(a)	209,640	31,183,950
WellCare Health Plans Inc.(b)	131,959	34,199,814

		450,169,511

Health Care Technology — 0.6%
Cerner Corp.	838,357	57,150,797
Change Healthcare Inc.(b)	128,147	1,548,016
Medidata Solutions Inc.(b)	158,107	14,466,790
Veeva Systems Inc., Class A(a)(b)	342,836	52,347,629

		125,513,232

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%
Aramark	642,671	$28,007,602
Caesars Entertainment Corp.(a)(b)	1,494,447	17,425,252
Chipotle Mexican Grill Inc.(b)	67,641	56,850,231
Choice Hotels International Inc.	87,951	7,824,121
Darden Restaurants Inc.	323,279	38,218,043
Domino’s Pizza Inc.(a)	107,615	26,321,553
Dunkin’ Brands Group Inc.	216,734	17,200,010
Extended Stay America Inc.	492,792	7,214,475
Hilton Grand Vacations Inc.(a)(b)	225,628	7,220,096
Hilton Worldwide Holdings Inc.(a)	745,327	69,397,397
Hyatt Hotels Corp., Class A	99,129	7,302,834
International Game Technology PLC	267,753	3,804,770
MGM Resorts International	1,335,474	37,019,339
Norwegian Cruise Line Holdings Ltd.(b)	564,415	29,219,765
Planet Fitness Inc., Class A(a)(b)	222,361	12,868,031
Royal Caribbean Cruises Ltd.	454,290	49,213,236
Six Flags Entertainment Corp.	208,707	10,600,229
Vail Resorts Inc.	105,552	24,019,413
Wendy’s Co. (The)	485,697	9,704,226
Wyndham Destinations Inc.	242,601	11,164,498
Wyndham Hotels & Resorts Inc.	251,321	13,003,349
Wynn Resorts Ltd.	260,031	28,270,570
Yum China Holdings Inc.	951,575	43,230,052

		555,099,092

Household Durables — 1.5%
DR Horton Inc.	894,811	47,165,488
Garmin Ltd.	381,437	32,303,899
Leggett & Platt Inc.	343,980	14,082,541
Lennar Corp., Class A(a)	739,128	41,280,299
Lennar Corp., Class B	45,248	2,007,654
Mohawk Industries Inc.(a)(b)	156,443	19,409,883
Newell Brands Inc.	996,585	18,656,071
NVR Inc.(b)	8,558	31,813,081
PulteGroup Inc.	676,800	24,737,040
Roku Inc.(a)(b)	225,772	22,974,559
Tempur Sealy International Inc.(b)	120,373	9,292,796
Toll Brothers Inc.	353,371	14,505,880
Whirlpool Corp.	162,731	25,770,081

		303,999,272

Household Products — 0.6%
Church & Dwight Co. Inc.	651,898	49,048,806
Clorox Co. (The)	333,275	50,614,474
Energizer Holdings Inc.	164,898	7,186,255
Spectrum Brands Holdings Inc.	109,971	5,797,692

		112,647,227

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp./VA	1,741,807	28,461,126
NRG Energy Inc.(a)	667,468	26,431,733
Vistra Energy Corp.	1,120,864	29,960,695

		84,853,554

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	147,558	21,475,591

Insurance — 4.2%
Alleghany Corp.(b)	36,894	29,432,557
American Financial Group Inc./OH	191,599	20,663,952
American National Insurance Co.	18,568	2,297,419
Arch Capital Group Ltd.(b)	1,007,348	42,288,469
Arthur J Gallagher & Co.	487,385	43,655,074

Security	Shares	Value

Insurance (continued)
Assurant Inc.	161,215	$20,284,071
Assured Guaranty Ltd.	251,463	11,180,045
Athene Holding Ltd., Class A(a)(b)	387,441	16,295,768
Axis Capital Holdings Ltd.	216,546	14,447,949
Brighthouse Financial Inc.(a)(b)	294,261	11,908,743
Brown & Brown Inc.	618,995	22,320,960
Cincinnati Financial Corp.	399,948	46,661,933
CNA Financial Corp.	76,839	3,784,321
Erie Indemnity Co., Class A, NVS	64,619	11,996,517
Everest Re Group Ltd.	105,619	28,104,160
Fidelity National Financial Inc.	693,928	30,817,342
First American Financial Corp.	286,461	16,904,064
Globe Life Inc.(b)	285,136	27,304,623
Hanover Insurance Group Inc. (The)	103,505	14,029,068
Hartford Financial Services Group Inc. (The)	953,485	57,790,726
Kemper Corp.	167,188	13,032,305
Lincoln National Corp.	527,977	31,847,573
Loews Corp.(a)	696,620	35,861,998
Markel Corp.(a)(b)	35,633	42,114,643
Mercury General Corp.	70,511	3,940,155
Old Republic International Corp.	740,170	17,445,807
Primerica Inc.	108,588	13,815,651
Principal Financial Group Inc.	732,487	41,854,307
Reinsurance Group of America Inc.	164,229	26,256,932
RenaissanceRe Holdings Ltd.	114,497	22,149,445
Unum Group	545,563	16,214,132
White Mountains Insurance Group Ltd.(a)	8,086	8,732,880
Willis Towers Watson PLC	340,971	65,797,174
WR Berkley Corp.	377,839	27,291,311

		838,522,074

Interactive Media & Services — 0.8%
IAC/InterActiveCorp.(b)	195,336	42,577,388
Match Group Inc.(a)	143,924	10,281,931
TripAdvisor Inc.(b)	276,811	10,707,049
Twitter Inc.(b)	1,982,946	81,697,375
Zillow Group Inc., Class A(a)(b)	152,598	4,508,508
Zillow Group Inc., Class C, NVS(a)(b)	331,173	9,875,579

		159,647,830

Internet & Direct Marketing Retail — 0.5%
Etsy Inc.(a)(b)	313,456	17,710,264
Expedia Group Inc.	364,856	49,040,295
GrubHub Inc.(a)(b)	239,363	13,454,594
Qurate Retail Inc., Series A(a)(b)	999,073	10,305,438
Wayfair Inc., Class A(a)(b)	164,612	18,456,298

		108,966,889

IT Services — 5.3%
Akamai Technologies Inc.(a)(b)	422,332	38,592,698
Alliance Data Systems Corp.	106,572	13,655,070
Amdocs Ltd.	360,532	23,834,771
Black Knight Inc.(a)(b)	377,258	23,035,373
Booz Allen Hamilton Holding Corp.	357,955	25,421,964
Broadridge Financial Solutions Inc.	300,922	37,443,724
CACI International Inc., Class A(a)(b)	64,508	14,918,120
CoreLogic Inc.(b)	210,539	9,741,640
DXC Technology Co.	692,648	20,433,116
EPAM Systems Inc.(b)	136,116	24,816,669
Euronet Worldwide Inc.(b)	131,167	19,189,732
Fiserv Inc.(a)(b)	1,488,803	154,225,103
FleetCor Technologies Inc.(b)	225,460	64,657,419

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Gartner Inc.(a)(b)	231,798	$33,144,796
Genpact Ltd.	459,563	17,808,066
Global Payments Inc.(a)	786,202	125,006,118
GoDaddy Inc., Class A(b)	461,345	30,439,543
Jack Henry & Associates Inc.	202,616	29,575,858
Leidos Holdings Inc.	357,835	30,730,870
MongoDB Inc.(a)(b)	110,575	13,322,076
Okta Inc.(a)(b)	271,337	26,715,841
Paychex Inc.	848,635	70,241,519
Sabre Corp.	721,782	16,164,308
Square Inc., Class A(a)(b)	897,877	55,623,480
Switch Inc., Class A(a)	154,072	2,406,605
Twilio Inc., Class A(a)(b)	316,421	34,793,653
VeriSign Inc.(b)	277,988	52,436,876
Western Union Co. (The)	1,112,653	25,780,170
WEX Inc.(a)(b)	112,985	22,830,879

		1,056,986,057

Leisure Products — 0.4%
Brunswick Corp./DE	226,946	11,828,426
Hasbro Inc.	306,038	36,323,650
Mattel Inc.(a)(b)	901,350	10,266,377
Polaris Inc.	150,946	13,284,757

		71,703,210

Life Sciences Tools & Services — 1.8%
Adaptive Biotechnologies Corp.(b)	43,475	1,343,378
Agilent Technologies Inc.	820,829	62,900,126
Avantor Inc.(a)(b)	618,299	9,088,995
Bio-Rad Laboratories Inc., Class A(b)	55,796	18,565,561
Bio-Techne Corp.	98,487	19,270,951
Bruker Corp.	270,383	11,877,925
Charles River Laboratories International Inc.(a)(b)	127,466	16,872,675
IQVIA Holdings Inc.(b)	474,309	70,852,279
Mettler-Toledo International Inc.(a)(b)	64,710	45,581,724
PerkinElmer Inc.	289,767	24,679,455
PRA Health Sciences Inc.(b)	164,096	16,283,246
QIAGEN NV(a)(b)	580,946	19,153,790
Waters Corp.(a)(b)	175,093	39,086,010

		355,556,115

Machinery — 4.1%
AGCO Corp.	166,853	12,630,772
Allison Transmission Holdings Inc.	292,155	13,745,893
Colfax Corp.(a)(b)	249,551	7,251,952
Crane Co.	131,544	10,606,393
Cummins Inc.	406,524	66,129,259
Donaldson Co. Inc.	335,260	17,460,341
Dover Corp.	380,590	37,891,540
Flowserve Corp.	344,170	16,076,181
Fortive Corp.	780,996	53,545,086
Gardner Denver Holdings Inc.(a)(b)	345,939	9,786,614
Gates Industrial Corp. PLC(a)(b)	128,300	1,291,981
Graco Inc.	433,233	19,946,047
IDEX Corp.	198,476	32,526,247
Ingersoll-Rand PLC	635,119	78,253,012
ITT Inc.	230,265	14,089,915
Lincoln Electric Holdings Inc.	158,146	13,720,747
Middleby Corp. (The)(a)(b)	145,401	16,997,377
Nordson Corp.	150,376	21,993,994
Oshkosh Corp.	177,146	13,427,667
PACCAR Inc.	896,926	62,793,789

Security	Shares	Value

Machinery (continued)
Parker-Hannifin Corp.	338,690	$61,170,801
Pentair PLC	438,748	16,584,674
Snap-on Inc.	144,141	22,563,832
Stanley Black & Decker Inc.	398,890	57,603,705
Timken Co. (The)	176,269	7,669,464
Toro Co. (The)	277,653	20,351,965
Trinity Industries Inc.	279,464	5,499,852
WABCO Holdings Inc.(b)	134,238	17,954,333
Wabtec Corp.	474,341	34,086,144
Woodward Inc.	144,446	15,575,612
Xylem Inc./NY	470,108	37,429,999

		816,655,188

Marine — 0.1%
Kirby Corp.(a)(b)	155,860	12,805,458

Media — 1.9%
Altice USA Inc., Class A(b)	829,334	23,785,299
AMC Networks Inc., Class A(b)	113,339	5,571,745
Cable One Inc.	11,532	14,469,200
CBS Corp., Class B, NVS	876,769	35,395,165
Discovery Inc., Class A(a)(b)	409,524	10,905,624
Discovery Inc., Class C, NVS(a)(b)	914,878	22,524,296
DISH Network Corp., Class A(a)(b)	626,753	21,353,475
Fox Corp., Class A, NVS	920,166	29,017,435
Fox Corp., Class B(b)	428,109	13,502,558
Interpublic Group of Companies Inc. (The)	1,012,478	21,829,026
John Wiley & Sons Inc., Class A	111,696	4,907,922
Liberty Broadband Corp., Class A(a)(b)	64,480	6,739,450
Liberty Broadband Corp., Class C, NVS(a)(b)	277,442	29,039,854
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	219,057	9,106,199
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	409,382	17,177,669
New York Times Co. (The), Class A	425,058	12,105,652
News Corp., Class A, NVS	1,009,479	14,051,948
News Corp., Class B	313,861	4,486,643
Nexstar Media Group Inc., Class A	118,846	12,159,134
Omnicom Group Inc.	570,566	44,675,318
Sinclair Broadcast Group Inc., Class A	166,730	7,126,040
Sirius XM Holdings Inc.	3,620,683	22,647,372

		382,577,024

Metals & Mining — 1.1%
Alcoa Corp.(a)(b)	487,743	9,789,002
Freeport-McMoRan Inc.	3,842,344	36,771,232
Newmont Goldcorp Corp.	2,156,860	81,788,131
Nucor Corp.	808,131	41,141,949
Reliance Steel & Aluminum Co.	170,950	17,036,877
Royal Gold Inc.	171,569	21,139,017
Steel Dynamics Inc.	557,629	16,617,344
U.S. Steel Corp.	451,113	5,210,355

		229,493,907

Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	1,449,046	23,315,150
Annaly Capital Management Inc.	3,859,326	33,962,069
Chimera Investment Corp.	486,061	9,507,353
MFA Financial Inc.	1,161,746	8,550,451
New Residential Investment Corp.	1,089,011	17,075,692
Starwood Property Trust Inc.	715,017	17,317,712
Two Harbors Investment Corp.	712,438	9,354,311

		119,082,738

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 3.0%
Ameren Corp.	648,816	$51,937,721
CenterPoint Energy Inc.	1,319,963	39,836,483
CMS Energy Corp.	743,913	47,573,236
Consolidated Edison Inc.	876,711	82,822,888
DTE Energy Co.	483,056	64,227,126
MDU Resources Group Inc.	516,184	14,551,227
NiSource Inc.	979,245	29,299,011
Public Service Enterprise Group Inc.	1,331,422	82,654,678
Sempra Energy	724,410	106,930,160
WEC Energy Group Inc.	833,839	79,298,089

		599,130,619

Multiline Retail — 1.2%
Dollar General Corp.	684,372	108,774,086
Dollar Tree Inc.(b)	623,061	71,128,644
Kohl’s Corp.	427,311	21,220,264
Macy’s Inc.	811,257	12,606,934
Nordstrom Inc.	283,967	9,561,169
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	138,104	8,098,418

		231,389,515

Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Corp.(a)	592,039	4,381,089
Antero Resources Corp.(a)(b)	728,400	2,199,768
Apache Corp.	987,471	25,279,258
Cabot Oil & Gas Corp.	1,094,756	19,234,863
Centennial Resource Development Inc./DE, Class A(a)(b)	498,182	2,249,292
Cheniere Energy Inc.(b)	617,459	38,936,965
Chesapeake Energy Corp.(a)(b)	3,422,168	4,825,257
Cimarex Energy Co.	262,625	12,590,243
Concho Resources Inc.(a)	522,336	35,466,614
Continental Resources Inc./OK(a)(b)	228,130	7,024,123
Devon Energy Corp.	1,066,368	25,656,814
Diamondback Energy Inc.(a)	435,471	39,153,198
EQT Corp.	667,454	7,101,711
Equitrans Midstream Corp.(a)	535,188	7,786,985
Hess Corp.	706,453	42,726,277
HollyFrontier Corp.	402,895	21,611,288
Kosmos Energy Ltd.	949,858	5,927,114
Marathon Oil Corp.	2,122,635	26,044,731
Murphy Oil Corp.	407,674	9,013,672
Noble Energy Inc.	1,246,251	27,990,797
ONEOK Inc.	1,084,589	79,923,363
Parsley Energy Inc., Class A	702,933	11,809,274
PBF Energy Inc., Class A	313,158	8,514,766
Pioneer Natural Resources Co.	440,878	55,449,226
Range Resources Corp.	583,013	2,227,110
Targa Resources Corp.	600,908	24,138,474
Williams Companies Inc. (The)	3,201,047	77,017,191
WPX Energy Inc.(b)	1,111,768	11,773,623

		636,053,086

Paper & Forest Products — 0.0%
Domtar Corp.	164,608	5,894,612

Personal Products — 0.1%
Coty Inc., Class A	757,914	7,965,676
Herbalife Nutrition Ltd.(a)(b)	268,486	10,164,880
Nu Skin Enterprises Inc., Class A	144,065	6,127,085

		24,257,641

Security	Shares	Value

Pharmaceuticals — 0.6%
Catalent Inc.(b)	380,690	$18,143,685
Elanco Animal Health Inc.(b)	985,282	26,198,648
Horizon Therapeutics PLC(b)	481,807	13,119,605
Jazz Pharmaceuticals PLC(a)(b)	146,247	18,740,091
Mylan NV(a)(b)	1,351,510	26,732,868
Nektar Therapeutics(a)(b)	447,880	8,158,134
Perrigo Co. PLC	331,187	18,510,041

		129,603,072

Professional Services — 1.6%
CoStar Group Inc.(b)	94,709	56,181,379
Equifax Inc.	316,264	44,488,857
IHS Markit Ltd.(a)(b)	1,046,479	69,988,515
ManpowerGroup Inc.	156,409	13,175,894
Nielsen Holdings PLC	933,497	19,836,811
Robert Half International Inc.	304,265	16,935,390
TransUnion	492,069	39,911,717
Verisk Analytics Inc.	422,060	66,744,568

		327,263,131

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)(b)	883,008	46,808,254
Howard Hughes Corp. (The)(a)(b)	107,211	13,894,546
Jones Lang LaSalle Inc.	134,835	18,750,155

		79,452,955

Road & Rail — 0.8%
AMERCO	23,542	9,182,322
Genesee & Wyoming Inc., Class A(b)	148,015	16,357,137
JB Hunt Transport Services Inc.	224,215	24,809,390
Kansas City Southern	264,523	35,184,204
Knight-Swift Transportation Holdings Inc.	328,469	11,923,425
Landstar System Inc.(a)	104,749	11,792,642
Lyft Inc., Class A(a)(b)	85,601	3,495,945
Old Dominion Freight Line Inc.(a)	170,937	29,054,162
Ryder System Inc.	134,783	6,977,716
Schneider National Inc., Class B	151,356	3,287,452

		152,064,395

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices Inc.(a)(b)	2,643,109	76,623,730
Cree Inc.(a)(b)	276,194	13,533,506
Cypress Semiconductor Corp.	974,882	22,753,746
Entegris Inc.	353,302	16,626,392
First Solar Inc.(a)(b)	216,207	12,542,168
KLA Corp.	419,295	66,856,588
Lam Research Corp.	380,515	87,940,822
Marvell Technology Group Ltd.	1,722,685	43,015,445
Maxim Integrated Products Inc.	719,674	41,676,321
Microchip Technology Inc.	615,402	57,177,000
MKS Instruments Inc.	141,772	13,082,720
Monolithic Power Systems Inc.	109,686	17,070,432
ON Semiconductor Corp.(a)(b)	1,070,716	20,568,454
Qorvo Inc.(b)	311,187	23,071,404
Skyworks Solutions Inc.	453,023	35,902,073
Teradyne Inc.	448,652	25,981,437
Universal Display Corp.(a)	112,020	18,808,158
Versum Materials Inc.	286,502	15,164,551
Xilinx Inc.	671,536	64,400,302

		672,795,249

Software — 4.5%
2U Inc.(a)(b)	151,927	2,473,372
Alteryx Inc., Class A(a)(b)	120,588	12,954,769

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Anaplan Inc.(a)(b)	223,277	$10,494,019
ANSYS Inc.(a)(b)	220,292	48,763,837
Aspen Technology Inc.(a)(b)	181,036	22,281,911
Atlassian Corp. PLC, Class A(a)(b)	277,549	34,815,746
Avalara Inc.(b)	121,634	8,184,752
Cadence Design Systems Inc.(a)(b)	736,234	48,650,343
CDK Global Inc.	319,458	15,362,735
Ceridian HCM Holding Inc.(a)(b)	214,311	10,580,534
Citrix Systems Inc.	330,880	31,936,538
Coupa Software Inc.(a)(b)	160,628	20,812,570
DocuSign Inc.(a)(b)	401,293	24,848,062
Dropbox Inc., Class A(b)	555,522	11,204,879
Dynatrace Inc.(a)(b)	96,201	1,796,073
Elastic NV(a)(b)	117,218	9,651,730
Fair Isaac Corp.(b)	74,290	22,548,501
FireEye Inc.(a)(b)	540,236	7,206,748
Fortinet Inc.(b)	376,048	28,865,444
Guidewire Software Inc.(a)(b)	214,302	22,583,145
HubSpot Inc.(b)	104,569	15,853,706
LogMeIn Inc.	128,795	9,139,293
Manhattan Associates Inc.(a)(b)	169,026	13,635,327
Medallia Inc.(a)(b)	41,128	1,128,141
New Relic Inc.(a)(b)	131,206	8,062,609
Nuance Communications Inc.(a)(b)	762,447	12,435,511
Nutanix Inc., Class A(a)(b)	367,444	9,645,405
Pagerduty Inc.(a)(b)	26,406	745,969
Palo Alto Networks Inc.(a)(b)	248,207	50,592,033
Paycom Software Inc.(a)(b)	129,109	27,047,044
Paylocity Holding Corp.(a)(b)	85,110	8,305,034
Pegasystems Inc.	102,634	6,984,244
Pluralsight Inc., Class A(b)	164,015	2,754,632
Proofpoint Inc.(a)(b)	144,377	18,631,852
PTC Inc.(b)	272,928	18,608,231
RealPage Inc.(a)(b)	208,389	13,099,332
RingCentral Inc., Class A(a)(b)	189,776	23,847,252
Smartsheet Inc., Class A(a)(b)	233,314	8,406,303
SolarWinds Corp.(a)(b)	112,527	2,076,123
Splunk Inc.(a)(b)	397,313	46,827,310
SS&C Technologies Holdings Inc.	581,694	29,997,960
Symantec Corp.	1,532,132	36,204,279
Synopsys Inc.(b)	394,487	54,143,341
Teradata Corp.(a)(b)	306,040	9,487,240
Trade Desk Inc. (The), Class A(a)(b)	101,069	18,955,491
Tyler Technologies Inc.(b)	99,060	26,003,250
Zendesk Inc.(a)(b)	289,234	21,079,374
Zscaler Inc.(a)(b)	161,387	7,627,150

		897,339,144

Specialty Retail — 2.5%
Advance Auto Parts Inc.(a)	181,035	29,943,189
AutoNation Inc.(a)(b)	141,324	7,165,127
AutoZone Inc.(a)(b)	64,307	69,748,658
Best Buy Co. Inc.	607,443	41,907,492
Burlington Stores Inc.(a)(b)	172,412	34,451,366
CarMax Inc.(a)(b)	436,019	38,369,672
Carvana Co.(b)	118,054	7,791,564
Dick’s Sporting Goods Inc.	168,192	6,863,915
Five Below Inc.(a)(b)	143,660	18,115,526
Floor & Decor Holdings Inc., Class A(a)(b)	174,818	8,941,941
Foot Locker Inc.	293,075	12,649,117
Gap Inc. (The)	569,431	9,885,322

Security	Shares	Value

Specialty Retail (continued)
L Brands Inc.	598,450	$11,723,635
O’Reilly Automotive Inc.(b)	198,498	79,103,438
Penske Automotive Group Inc.	91,506	4,326,404
Tiffany & Co.	318,636	29,515,253
Tractor Supply Co.	315,281	28,514,014
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	149,335	37,430,818
Urban Outfitters Inc.(a)(b)	181,614	5,101,537
Williams-Sonoma Inc.	205,314	13,957,246

		495,505,234

Technology Hardware, Storage & Peripherals — 0.8%
Hewlett Packard Enterprise Co.	3,548,959	53,837,708
NCR Corp.(a)(b)	320,760	10,123,185
NetApp Inc.	633,023	33,240,038
Pure Storage Inc., Class A(a)(b)	600,156	10,166,643
Western Digital Corp.	771,706	46,024,546
Xerox Holdings Corp.(b)	489,131	14,629,908

		168,022,028

Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(b)	373,706	12,392,091
Carter’s Inc.	116,780	10,651,504
Columbia Sportswear Co.	78,512	7,607,028
Hanesbrands Inc.	943,887	14,460,349
Lululemon Athletica Inc.(b)	312,298	60,126,734
PVH Corp.(a)	197,088	17,389,074
Ralph Lauren Corp.	136,766	13,057,050
Skechers U.S.A. Inc., Class A(b)	345,085	12,888,925
Tapestry Inc.	763,153	19,880,135
Under Armour Inc., Class A(a)(b)	492,133	9,813,132
Under Armour Inc., Class C, NVS(a)(b)	508,576	9,220,483

		187,486,505

Thrifts & Mortgage Finance — 0.2%
LendingTree Inc.(a)(b)	20,586	6,390,512
MGIC Investment Corp.	929,953	11,698,809
New York Community Bancorp. Inc.	1,189,866	14,932,818
TFS Financial Corp.	120,293	2,167,680

		35,189,819

Trading Companies & Distributors — 0.9%
Air Lease Corp.	273,721	11,447,012
Fastenal Co.	1,514,865	49,490,640
HD Supply Holdings Inc.(b)	448,004	17,550,557
MSC Industrial Direct Co. Inc., Class A	114,599	8,311,865
United Rentals Inc.(a)(b)	203,948	25,420,079
Univar Solutions Inc.(b)	414,229	8,599,394
Watsco Inc.	86,606	14,652,003
WESCO International Inc.(a)(b)	108,616	5,188,586
WW Grainger Inc.	115,844	34,423,045

		175,083,181

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	192,667	7,604,566

Water Utilities — 0.4%
American Water Works Co. Inc.	477,990	59,380,698
Aqua America Inc.	566,933	25,415,606

		84,796,304

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,487,823	9,179,868
Telephone & Data Systems Inc.	260,259	6,714,682

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)(b)	37,759	$1,418,983

		17,313,533

Total Common Stocks — 99.7% (Cost: $15,425,522,798)		19,949,972,872

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	1,176,440,223	1,177,028,443
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	25,718,000	25,718,000

		1,202,746,443

Total Short-Term Investments — 6.0% (Cost: $1,202,435,198)		1,202,746,443

Total Investments in Securities — 105.7% (Cost: $16,627,957,996)		21,152,719,315

Other Assets, Less Liabilities — (5.7)%		(1,149,016,825)

Net Assets — 100.0%		$20,003,702,490

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
BWX Technologies Inc.	258,202	$14,771,736
HEICO Corp.(a)	141,654	17,689,751
HEICO Corp., Class A(a)	276,585	26,914,486
Hexcel Corp.	286,782	23,553,406
Huntington Ingalls Industries Inc.	117,006	24,780,701
L3Harris Technologies Inc.	404,082	84,307,668
Spirit AeroSystems Holdings Inc., Class A(a)	335,919	27,625,979
TransDigm Group Inc.	145,204	75,603,367

		295,247,094

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	373,833	31,693,562
Expeditors International of Washington Inc.	442,841	32,898,658
XPO Logistics Inc.(a)(b)	194,527	13,922,297

		78,514,517

Airlines — 0.3%
Alaska Air Group Inc.	202,071	13,116,429
American Airlines Group Inc.	144,726	3,903,260
JetBlue Airways Corp.(a)(b)	94,956	1,590,513
United Airlines Holdings Inc.(b)	188,297	16,647,338

		35,257,540

Auto Components — 0.1%
Aptiv PLC	62,002	5,420,215

Banks — 0.3%
CIT Group Inc.	28,346	1,284,357
Comerica Inc.	31,733	2,094,061
First Republic Bank/CA	110,362	10,672,005
Signature Bank/New York NY	97,337	11,604,517
SVB Financial Group(b)	13,810	2,885,600
Synovus Financial Corp.	40,530	1,449,353
Western Alliance Bancorp.(a)	36,825	1,696,896

		31,686,789

Beverages — 0.4%
Brown-Forman Corp., Class A	153,268	9,157,763
Brown-Forman Corp., Class B, NVS	583,083	36,605,951

		45,763,714

Biotechnology — 2.9%
Agios Pharmaceuticals Inc.(a)(b)	19,821	642,200
Alnylam Pharmaceuticals Inc.(a)(b)	321,608	25,863,715
BioMarin Pharmaceutical Inc.(a)(b)	651,302	43,897,755
Exact Sciences Corp.(a)(b)	465,621	42,078,170
Exelixis Inc.(a)(b)	449,080	7,941,980
Incyte Corp.(a)(b)	644,930	47,873,154
Ionis Pharmaceuticals Inc.(b)	464,016	27,799,198
Moderna Inc.(a)(b)	670,218	10,669,870
Neurocrine Biosciences Inc.(a)(b)	327,879	29,545,177
Sage Therapeutics Inc.(a)(b)	182,903	25,659,462
Sarepta Therapeutics Inc.(a)(b)	257,391	19,386,690
Seattle Genetics Inc.(a)(b)	418,089	35,704,801

		317,062,172

Building Products — 0.8%
Allegion PLC	256,706	26,607,577
AO Smith Corp.	81,597	3,892,993
Armstrong World Industries Inc.(a)	178,015	17,214,051
Fortune Brands Home & Security Inc.	163,836	8,961,829
Lennox International Inc.	116,461	28,296,529

		84,972,979

Security	Shares	Value

Capital Markets — 2.5%
Ameriprise Financial Inc.	65,676	$9,660,940
Cboe Global Markets Inc.	100,343	11,530,414
E*TRADE Financial Corp.	161,952	7,075,683
Evercore Inc., Class A	52,178	4,179,458
FactSet Research Systems Inc.(a)	135,980	33,039,061
Interactive Brokers Group Inc., Class A(a)	74,963	4,031,510
Lazard Ltd., Class A	143,445	5,020,575
LPL Financial Holdings Inc.	298,137	24,417,420
MarketAxess Holdings Inc.(a)	133,567	43,743,192
Morningstar Inc.	71,953	10,515,211
MSCI Inc.	298,863	65,077,418
Raymond James Financial Inc.	105,389	8,690,377
SEI Investments Co.	224,729	13,316,317
T Rowe Price Group Inc.	241,111	27,546,932
Virtu Financial Inc., Class A	83,577	1,367,320

		269,211,828

Chemicals — 0.5%
Axalta Coating Systems Ltd.(a)(b)	228,371	6,885,386
CF Industries Holdings Inc.	78,545	3,864,414
Element Solutions Inc.(a)(b)	310,852	3,164,473
NewMarket Corp.	22,664	10,699,448
RPM International Inc.	77,435	5,328,302
Scotts Miracle-Gro Co. (The)	144,062	14,668,393
WR Grace & Co.	208,097	13,892,556

		58,502,972

Commercial Services & Supplies — 1.8%
Cintas Corp.	304,642	81,674,520
Copart Inc.(b)	717,221	57,614,363
IAA Inc.(a)(b)	440,410	18,378,309
KAR Auction Services Inc.	443,262	10,882,082
Republic Services Inc.	49,028	4,243,374
Rollins Inc.	514,718	17,536,442

		190,329,090

Communications Equipment — 1.5%
Arista Networks Inc.(a)(b)	215,177	51,410,089
F5 Networks Inc.(b)	200,654	28,175,835
Motorola Solutions Inc.	442,216	75,358,028
Ubiquiti Inc.(a)(b)	54,111	6,399,167

		161,343,119

Construction & Engineering — 0.0%
Quanta Services Inc.	116,373	4,398,899

Construction Materials — 0.9%
Eagle Materials Inc.	125,661	11,310,746
Martin Marietta Materials Inc.(a)	69,838	19,142,596
Vulcan Materials Co.	438,566	66,328,722

		96,782,064

Consumer Finance — 0.7%
Credit Acceptance Corp.(b)	33,674	15,534,153
Discover Financial Services	406,011	32,923,432
Synchrony Financial	653,956	22,293,360

		70,750,945

Containers & Packaging — 1.5%
AptarGroup Inc.	92,757	10,987,067
Avery Dennison Corp.	285,710	32,448,085
Ball Corp.	1,201,365	87,471,386
Berry Global Group Inc.(a)(b)	181,838	7,140,778
Crown Holdings Inc.(a)(b)	273,304	18,054,462

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Sealed Air Corp.	40,748	$1,691,449

		157,793,227

Distributors — 0.3%
LKQ Corp.(a)(b)	159,654	5,021,119
Pool Corp.	139,646	28,166,598

		33,187,717

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)(b)	208,448	31,788,320
Grand Canyon Education Inc.(b)	15,858	1,557,256
H&R Block Inc.	111,230	2,627,252
Service Corp. International/U.S.	234,110	11,192,799
ServiceMaster Global Holdings Inc.(a)(b)	77,380	4,325,542

		51,491,169

Diversified Financial Services — 0.0%
Voya Financial Inc.	35,639	1,940,187

Diversified Telecommunication Services — 0.3%
Zayo Group Holdings Inc.(b)	819,203	27,770,982

Electrical Equipment — 1.5%
Acuity Brands Inc.(a)	37,532	5,058,938
AMETEK Inc.(a)	656,098	60,242,918
Hubbell Inc.	109,079	14,332,981
Rockwell Automation Inc.	424,247	69,915,906
Sensata Technologies Holding PLC(a)(b)	245,104	12,269,906

		161,820,649

Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp., Class A(a)	1,060,707	102,358,226
CDW Corp./DE	526,133	64,840,631
Cognex Corp.(a)	594,384	29,202,086
Corning Inc.	884,996	25,240,086
Dolby Laboratories Inc., Class A	29,997	1,939,006
FLIR Systems Inc.	40,708	2,140,834
IPG Photonics Corp.(a)(b)	9,048	1,226,909
Jabil Inc.	115,007	4,113,800
Keysight Technologies Inc.(a)(b)	681,277	66,254,188
National Instruments Corp.	25,689	1,078,681
Trimble Inc.(a)(b)	154,488	5,995,679
Zebra Technologies Corp., Class A(a)(b)	193,924	40,020,096

		344,410,222

Entertainment — 1.1%
Live Nation Entertainment Inc.(a)(b)	467,800	31,033,852
Madison Square Garden Co. (The), Class A(a)(b)	6,130	1,615,378
Spotify Technology SA(a)(b)	428,202	48,815,028
Take-Two Interactive Software Inc.(b)	188,683	23,649,527
World Wrestling Entertainment Inc., Class A(a)	159,219	11,328,432
Zynga Inc., Class A(a)(b)	663,976	3,864,340

		120,306,557

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Homes 4 Rent, Class A	405,261	10,492,207
Americold Realty Trust	694,376	25,740,518
Brookfield Property REIT Inc., Class A	268,143	5,467,436
Colony Capital Inc.	99,956	601,735
CoreSite Realty Corp.	104,559	12,740,514
Equity LifeStyle Properties Inc.	315,295	42,123,412
Extra Space Storage Inc.	363,245	42,434,281
Iron Mountain Inc.	114,671	3,714,194
Lamar Advertising Co., Class A	308,409	25,267,949
Outfront Media Inc.	78,545	2,181,980

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.	407,864	$98,356,404
Sun Communities Inc.	77,308	11,476,373
UDR Inc.	57,704	2,797,490

		283,394,493

Food & Staples Retailing — 0.1%
Casey’s General Stores Inc.	33,108	5,335,685
Grocery Outlet Holding Corp.(a)(b)	10,838	375,862
Sprouts Farmers Market Inc.(a)(b)	199,255	3,853,592

		9,565,139

Food Products — 1.7%
Campbell Soup Co.	346,737	16,268,900
Hershey Co. (The)	458,094	70,999,989
Kellogg Co.	342,912	22,066,387
Lamb Weston Holdings Inc.	136,382	9,917,699
McCormick & Co. Inc./MD, NVS	288,140	45,036,282
Pilgrim’s Pride Corp.(a)(b)	67,698	2,169,382
Post Holdings Inc.(a)(b)	106,753	11,298,738
TreeHouse Foods Inc.(a)(b)	33,693	1,868,277

		179,625,654

Health Care Equipment & Supplies — 5.2%
ABIOMED Inc.(a)(b)	161,679	28,761,077
Align Technology Inc.(a)(b)	287,324	51,982,658
Cantel Medical Corp.(a)	75,482	5,646,054
Cooper Companies Inc. (The)	23,783	7,063,551
DexCom Inc.(a)(b)	329,943	49,240,693
Hill-Rom Holdings Inc.	126,244	13,284,656
Hologic Inc.(b)	776,847	39,223,005
ICU Medical Inc.(b)	21,051	3,359,740
IDEXX Laboratories Inc.(a)(b)	308,862	83,988,844
Insulet Corp.(a)(b)	215,551	35,550,826
Masimo Corp.(b)	170,751	25,406,041
Penumbra Inc.(a)(b)	114,282	15,369,786
ResMed Inc.	515,752	69,683,253
STERIS PLC	17,473	2,524,674
Teleflex Inc.(a)	167,564	56,929,869
Varian Medical Systems Inc.(a)(b)	329,887	39,286,243
West Pharmaceutical Services Inc.	200,895	28,490,929

		555,791,899

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	553,194	45,544,462
Centene Corp.(b)	1,241,786	53,719,662
Chemed Corp.	56,463	23,577,255
Encompass Health Corp.	181,479	11,483,991
Guardant Health Inc.(b)	133,033	8,491,496
Henry Schein Inc.(a)(b)	67,849	4,308,412
Laboratory Corp. of America Holdings(a)(b)	21,163	3,555,384
McKesson Corp.	74,038	10,118,033
Molina Healthcare Inc.(b)	175,827	19,291,739
WellCare Health Plans Inc.(b)	165,377	42,860,757

		222,951,191

Health Care Technology — 1.6%
Cerner Corp.	1,153,026	78,601,782
Change Healthcare Inc.(b)	90,651	1,095,064
Medidata Solutions Inc.(a)(b)	218,774	20,017,821
Veeva Systems Inc., Class A(a)(b)	471,524	71,997,000

		171,711,667

Hotels, Restaurants & Leisure — 4.2%
Chipotle Mexican Grill Inc.(a)(b)	92,940	78,113,282

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Choice Hotels International Inc.	52,142	$4,638,552
Darden Restaurants Inc.	446,709	52,809,938
Domino’s Pizza Inc.(a)	148,658	36,360,260
Dunkin’ Brands Group Inc.	279,753	22,201,198
Hilton Grand Vacations Inc.(a)(b)	44,899	1,436,768
Hilton Worldwide Holdings Inc.	1,030,886	95,985,796
MGM Resorts International	156,983	4,351,569
Norwegian Cruise Line Holdings Ltd.(b)	160,641	8,316,385
Planet Fitness Inc., Class A(a)(b)	307,144	17,774,423
Six Flags Entertainment Corp.	26,565	1,349,236
Vail Resorts Inc.	130,097	29,604,873
Wendy’s Co. (The)	677,829	13,543,024
Wyndham Hotels & Resorts Inc.	102,141	5,284,775
Wynn Resorts Ltd.	295,486	32,125,238
Yum China Holdings Inc.	1,065,061	48,385,721

		452,281,038

Household Durables — 1.0%
Lennar Corp., Class A(a)	421,626	23,547,812
Lennar Corp., Class B	23,287	1,033,244
NVR Inc.(a)(b)	11,774	43,768,079
Roku Inc.(a)(b)	310,512	31,597,701
Tempur Sealy International Inc.(b)	167,746	12,949,992

		112,896,828

Household Products — 1.2%
Church & Dwight Co. Inc.	893,820	67,251,017
Clorox Co. (The)	373,565	56,733,316

		123,984,333

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	176,393	25,672,237

Insurance — 0.9%
Alleghany Corp.(b)	5,231	4,173,083
Arch Capital Group Ltd.(b)	187,357	7,865,247
Arthur J Gallagher & Co.	142,514	12,764,979
Athene Holding Ltd., Class A(a)(b)	213,137	8,964,542
Axis Capital Holdings Ltd.	29,341	1,957,632
Brown & Brown Inc.	49,504	1,785,114
Erie Indemnity Co., Class A, NVS	59,459	11,038,563
Everest Re Group Ltd.	44,769	11,912,583
Kemper Corp.	43,640	3,401,738
Markel Corp.(b)	4,039	4,773,694
Primerica Inc.	109,274	13,902,931
RenaissanceRe Holdings Ltd.	61,020	11,804,319

		94,344,425

Interactive Media & Services — 1.6%
IAC/InterActiveCorp.(b)	156,629	34,140,423
Match Group Inc.(a)	199,784	14,272,569
TripAdvisor Inc.(b)	346,383	13,398,095
Twitter Inc.(b)	2,739,887	112,883,344

		174,694,431

Internet & Direct Marketing Retail — 1.2%
Etsy Inc.(a)(b)	432,464	24,434,216
Expedia Group Inc.	436,077	58,613,110
GrubHub Inc.(a)(b)	330,686	18,587,860
Wayfair Inc., Class A(a)(b)	226,353	25,378,698

		127,013,884

IT Services — 11.4%
Akamai Technologies Inc.(a)(b)	533,047	48,709,835
Alliance Data Systems Corp.	15,448	1,979,352

Security	Shares	Value

IT Services (continued)
Black Knight Inc.(a)(b)	520,975	$31,810,733
Booz Allen Hamilton Holding Corp.	494,665	35,131,108
Broadridge Financial Solutions Inc.	413,872	51,498,093
CoreLogic Inc.(a)(b)	16,169	748,140
EPAM Systems Inc.(a)(b)	188,065	34,288,011
Euronet Worldwide Inc.(b)	181,149	26,502,099
Fiserv Inc.(a)(b)	2,052,445	212,612,778
FleetCor Technologies Inc.(b)	309,971	88,893,483
Gartner Inc.(a)(b)	316,974	45,324,112
Genpact Ltd.	633,661	24,554,364
Global Payments Inc.	1,084,347	172,411,173
GoDaddy Inc., Class A(a)(b)	640,749	42,276,619
Jack Henry & Associates Inc.	246,065	35,918,108
MongoDB Inc.(a)(b)	152,135	18,329,225
Okta Inc.(a)(b)	372,039	36,630,960
Paychex Inc.	1,167,905	96,667,497
Sabre Corp.	172,817	3,870,237
Square Inc., Class A(a)(b)	1,234,903	76,502,241
Switch Inc., Class A(a)	210,704	3,291,196
Twilio Inc., Class A(a)(b)	435,208	47,855,472
VeriSign Inc.(b)	263,508	49,705,514
Western Union Co. (The)	338,725	7,848,258
WEX Inc.(a)(b)	155,959	31,514,635

		1,224,873,243

Leisure Products — 0.7%
Hasbro Inc.	422,762	50,177,622
Mattel Inc.(a)(b)	864,937	9,851,632
Polaris Inc.	187,697	16,519,213

		76,548,467

Life Sciences Tools & Services — 2.5%
Adaptive Biotechnologies Corp.(a)(b)	42,483	1,312,725
Agilent Technologies Inc.	109,625	8,400,564
Avantor Inc.(a)(b)	604,176	8,881,387
Bio-Techne Corp.(a)	135,906	26,592,727
Bruker Corp.(a)	371,267	16,309,759
Charles River Laboratories International Inc.(b)	174,671	23,121,200
IQVIA Holdings Inc.(a)(b)	278,231	41,562,147
Mettler-Toledo International Inc.(a)(b)	88,817	62,562,695
PerkinElmer Inc.	87,177	7,424,865
PRA Health Sciences Inc.(a)(b)	226,256	22,451,383
Waters Corp.(a)(b)	240,822	53,758,695

		272,378,147

Machinery — 4.1%
Allison Transmission Holdings Inc.	401,804	18,904,878
Donaldson Co. Inc.	462,974	24,111,686
Dover Corp.	230,291	22,927,772
Flowserve Corp.	101,720	4,751,341
Fortive Corp.	240,573	16,493,685
Graco Inc.	598,081	27,535,649
IDEX Corp.	137,064	22,462,048
Ingersoll-Rand PLC	824,225	101,552,762
Lincoln Electric Holdings Inc.	203,280	17,636,573
Middleby Corp. (The)(a)(b)	200,692	23,460,895
Nordson Corp.(a)	189,048	27,650,161
Toro Co. (The)	383,453	28,107,105
WABCO Holdings Inc.(b)	155,535	20,802,806
Wabtec Corp.	182,483	13,113,228
Woodward Inc.	163,824	17,665,142

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	652,579	$51,958,340

		439,134,071

Media — 1.9%
Altice USA Inc., Class A(b)	1,140,589	32,712,092
AMC Networks Inc., Class A(a)(b)	155,837	7,660,947
Cable One Inc.	15,870	19,912,089
CBS Corp., Class B, NVS	1,086,142	43,847,553
Fox Corp., Class A, NVS	122,336	3,857,866
Fox Corp., Class B(b)	56,817	1,792,008
Interpublic Group of Companies Inc. (The)	128,828	2,777,532
New York Times Co. (The), Class A	109,356	3,114,459
Nexstar Media Group Inc., Class A	126,442	12,936,281
Omnicom Group Inc.	417,471	32,687,979
Sinclair Broadcast Group Inc., Class A	211,518	9,040,279
Sirius XM Holdings Inc.(a)	4,979,605	31,147,429

		201,486,514

Metals & Mining — 0.1%
Royal Gold Inc.	76,129	9,379,854

Multiline Retail — 2.0%
Dollar General Corp.	886,318	140,871,383
Dollar Tree Inc.(a)(b)	463,877	52,956,198
Nordstrom Inc.	395,362	13,311,839
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	191,646	11,238,121

		218,377,541

Oil, Gas & Consumable Fuels — 1.3%
Cabot Oil & Gas Corp.	936,452	16,453,462
Cheniere Energy Inc.(a)(b)	485,822	30,635,935
Diamondback Energy Inc.(a)	124,908	11,230,478
Equitrans Midstream Corp.	74,688	1,086,710
ONEOK Inc.	476,345	35,101,863
Parsley Energy Inc., Class A(a)	554,381	9,313,601
Pioneer Natural Resources Co.	258,853	32,555,942

		136,377,991

Personal Products — 0.0%
Herbalife Nutrition Ltd.(a)(b)	55,460	2,099,716

Pharmaceuticals — 0.2%
Horizon Therapeutics PLC(a)(b)	75,820	2,064,579
Jazz Pharmaceuticals PLC(b)	178,285	22,845,440
Nektar Therapeutics(a)(b)	92,235	1,680,060

		26,590,079

Professional Services — 3.4%
CoStar Group Inc.(b)	130,762	77,568,018
Equifax Inc.	369,857	52,027,784
IHS Markit Ltd.(a)(b)	904,490	60,492,291
Nielsen Holdings PLC	159,665	3,392,881
Robert Half International Inc.	420,084	23,381,876
TransUnion	679,100	55,081,801
Verisk Analytics Inc.	580,360	91,778,131

		363,722,782

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)(b)	448,143	23,756,061
Howard Hughes Corp. (The)(a)(b)	44,894	5,818,262
Jones Lang LaSalle Inc.	20,607	2,865,609

		32,439,932

Road & Rail — 0.4%
Genesee & Wyoming Inc., Class A(b)	34,905	3,857,352
JB Hunt Transport Services Inc.	94,792	10,488,735

Security	Shares	Value

Road & Rail (continued)
Landstar System Inc.(a)	129,661	$14,597,235
Lyft Inc., Class A(a)(b)	12,649	516,585
Old Dominion Freight Line Inc.(a)	99,851	16,971,674

		46,431,581

Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices Inc.(a)(b)	3,645,805	105,691,887
Cree Inc.(a)(b)	28,709	1,406,741
Entegris Inc.	489,692	23,044,906
KLA Corp.	580,218	92,515,760
Lam Research Corp.	460,624	106,454,813
Maxim Integrated Products Inc.	370,423	21,451,196
Microchip Technology Inc.	237,345	22,051,724
Monolithic Power Systems Inc.	151,774	23,620,588
Skyworks Solutions Inc.	30,993	2,456,195
Teradyne Inc.(a)	619,720	35,887,985
Universal Display Corp.	154,477	25,936,688
Versum Materials Inc.	396,277	20,974,942
Xilinx Inc.	924,615	88,670,578

		570,164,003

Software — 10.6%
2U Inc.(a)(b)	73,885	1,202,848
Alteryx Inc., Class A(a)(b)	165,142	17,741,205
Anaplan Inc.(a)(b)	304,763	14,323,861
ANSYS Inc.(a)(b)	303,614	67,207,995
Aspen Technology Inc.(a)(b)	249,973	30,766,677
Atlassian Corp. PLC, Class A(a)(b)	381,929	47,909,174
Avalara Inc.(b)	167,298	11,257,482
Cadence Design Systems Inc.(a)(b)	1,010,478	66,772,386
CDK Global Inc.	441,416	21,227,695
Ceridian HCM Holding Inc.(a)(b)	239,361	11,817,253
Citrix Systems Inc.	405,208	39,110,676
Coupa Software Inc.(a)(b)	221,828	28,742,254
DocuSign Inc.(a)(b)	554,757	34,350,553
Dropbox Inc., Class A(a)(b)	768,820	15,507,099
Dynatrace Inc.(a)(b)	108,047	2,017,237
Elastic NV(a)(b)	161,242	13,276,666
Fair Isaac Corp.(b)	102,792	31,199,428
FireEye Inc.(a)(b)	730,778	9,748,579
Fortinet Inc.(a)(b)	519,339	39,864,462
Guidewire Software Inc.(a)(b)	296,019	31,194,482
HubSpot Inc.(b)	144,315	21,879,597
Manhattan Associates Inc.(a)(b)	234,319	18,902,514
Medallia Inc.(a)(b)	46,183	1,266,800
New Relic Inc.(a)(b)	180,469	11,089,820
Nutanix Inc., Class A(a)(b)	511,277	13,421,021
Pagerduty Inc.(a)(b)	36,051	1,018,441
Palo Alto Networks Inc.(a)(b)	341,369	69,581,243
Paycom Software Inc.(a)(b)	179,487	37,600,732
Paylocity Holding Corp.(a)(b)	118,601	11,573,086
Pegasystems Inc.	139,809	9,514,002
Pluralsight Inc., Class A(b)	223,620	3,755,698
Proofpoint Inc.(b)	199,070	25,689,984
PTC Inc.(a)(b)	376,955	25,700,792
RealPage Inc.(a)(b)	288,722	18,149,065
RingCentral Inc., Class A(a)(b)	259,710	32,635,159
Smartsheet Inc., Class A(a)(b)	317,562	11,441,759
SolarWinds Corp.(a)(b)	46,284	853,940
Splunk Inc.(a)(b)	544,966	64,229,693
SS&C Technologies Holdings Inc.(a)	726,042	37,441,986

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Synopsys Inc.(b)	541,545	$74,327,051
Teradata Corp.(a)(b)	413,083	12,805,573
Trade Desk Inc. (The), Class A(a)(b)	139,829	26,224,929
Tyler Technologies Inc.(a)(b)	136,881	35,931,262
Zendesk Inc.(a)(b)	397,814	28,992,684
Zscaler Inc.(a)(b)	227,555	10,754,249

		1,140,019,092

Specialty Retail — 4.1%
Advance Auto Parts Inc.(a)	58,977	9,754,796
AutoZone Inc.(a)(b)	88,733	96,241,587
Best Buy Co. Inc.	171,856	11,856,345
Burlington Stores Inc.(a)(b)	237,203	47,397,903
CarMax Inc.(a)(b)	284,884	25,069,792
Carvana Co.(a)(b)	162,363	10,715,958
Five Below Inc.(a)(b)	198,424	25,021,266
Floor & Decor Holdings Inc., Class A(a)(b)	244,820	12,522,543
L Brands Inc.	128,550	2,518,295
O’Reilly Automotive Inc.(a)(b)	273,833	109,125,189
Tractor Supply Co.	433,621	39,216,683
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	205,543	51,519,353
Williams-Sonoma Inc.	51,673	3,512,731

		444,472,441

Technology Hardware, Storage & Peripherals — 0.7%
NCR Corp.(a)(b)	437,859	13,818,830
NetApp Inc.	870,599	45,715,153
Pure Storage Inc., Class A(a)(b)	835,669	14,156,233

		73,690,216

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)(b)	212,232	7,037,613
Carter’s Inc.	71,457	6,517,593
Columbia Sportswear Co.	70,147	6,796,543
Hanesbrands Inc.	1,014,757	15,546,077
Lululemon Athletica Inc.(b)	428,987	82,592,867
Skechers U.S.A. Inc., Class A(b)	170,950	6,384,983
Under Armour Inc., Class A(a)(b)	452,145	9,015,771
Under Armour Inc., Class C, NVS(a)(b)	468,808	8,499,489

		142,390,936

Thrifts & Mortgage Finance — 0.1%
LendingTree Inc.(a)(b)	28,212	8,757,851

Trading Companies & Distributors — 1.3%
Air Lease Corp.	27,699	1,158,372
Fastenal Co.	1,879,026	61,387,780
United Rentals Inc.(a)(b)	198,865	24,786,534
WW Grainger Inc.	159,329	47,344,612

		134,677,298

Total Common Stocks — 99.8% (Cost: $8,800,918,081)		10,741,903,621

Short-Term Investments

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	1,017,278,316	1,017,786,955

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	13,262,000	$13,262,000

		1,031,048,955

Total Short-Term Investments — 9.6% (Cost: $1,030,766,749)		1,031,048,955

Total Investments in Securities — 109.4% (Cost: $9,831,684,830)		11,772,952,576

Other Assets, Less Liabilities — (9.4)%		(1,014,455,037)

Net Assets — 100.0%		$10,758,497,539

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

Schedule of Investments (unaudited) September 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Arconic Inc.	924,798	$24,044,748
BWX Technologies Inc.	57,785	3,305,880
Curtiss-Wright Corp.	101,004	13,066,887
Hexcel Corp.	14,388	1,181,686
Huntington Ingalls Industries Inc.	20,194	4,276,887
L3Harris Technologies Inc.	260,634	54,378,678
Spirit AeroSystems Holdings Inc., Class A	24,445	2,010,357
Teledyne Technologies Inc.(a)	85,019	27,375,268
Textron Inc.	544,919	26,679,234
TransDigm Group Inc.	21,982	11,445,368

		167,764,993

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	76,039	6,446,586
Expeditors International of Washington Inc.	117,325	8,716,074
XPO Logistics Inc.(a)(b)	91,161	6,524,393

		21,687,053

Airlines — 0.8%
Alaska Air Group Inc.	155,414	10,087,923
American Airlines Group Inc.	850,441	22,936,394
Copa Holdings SA, Class A, NVS	74,389	7,345,914
JetBlue Airways Corp.(a)	637,694	10,681,374
United Airlines Holdings Inc.(a)	435,123	38,469,224

		89,520,829

Auto Components — 1.0%
Aptiv PLC	570,037	49,832,635
BorgWarner Inc.	489,394	17,950,972
Gentex Corp.	607,765	16,734,809
Goodyear Tire & Rubber Co. (The)	551,972	7,951,157
Lear Corp.	145,458	17,149,498

		109,619,071

Automobiles — 0.2%
Harley-Davidson Inc.	369,292	13,283,433
Thor Industries Inc.	125,674	7,118,176

		20,401,609

Banks — 6.3%
Associated Banc-Corp.	384,363	7,783,351
Bank of Hawaii Corp.	95,883	8,239,226
Bank OZK	288,395	7,864,532
BankUnited Inc.	223,577	7,516,659
BOK Financial Corp.	76,751	6,074,842
CIT Group Inc.	205,112	9,293,625
Citizens Financial Group Inc.	1,059,787	37,484,666
Comerica Inc.	330,506	21,810,091
Commerce Bancshares Inc.	236,416	14,338,630
Cullen/Frost Bankers Inc.	134,083	11,873,050
East West Bancorp. Inc.	344,621	15,263,264
Fifth Third Bancorp	1,740,692	47,660,147
First Citizens BancShares Inc./NC, Class A	17,306	8,160,644
First Hawaiian Inc.	313,103	8,359,850
First Horizon National Corp.	740,608	11,997,850
First Republic Bank/CA	321,884	31,126,183
FNB Corp.	769,035	8,866,973
Huntington Bancshares Inc./OH	2,471,404	35,266,935
KeyCorp.	2,381,296	42,482,321
M&T Bank Corp.	316,412	49,983,604
PacWest Bancorp	279,745	10,165,933
People’s United Financial Inc.	941,695	14,723,401

Security	Shares	Value

Banks (continued)
Pinnacle Financial Partners Inc.	177,927	$10,097,357
Popular Inc.	226,168	12,231,165
Prosperity Bancshares Inc.	156,330	11,041,588
Regions Financial Corp.	2,366,444	37,437,144
Signature Bank/New York NY	64,991	7,748,227
Sterling Bancorp./DE	480,585	9,640,535
SunTrust Banks Inc.	1,052,747	72,428,993
SVB Financial Group(a)	114,104	23,842,031
Synovus Financial Corp.	324,550	11,605,908
TCF Financial Corp.	362,444	13,798,243
Texas Capital Bancshares Inc.(a)	119,126	6,510,236
Umpqua Holdings Corp.	523,000	8,608,580
Webster Financial Corp.	216,986	10,170,134
Western Alliance Bancorp	206,960	9,536,717
Wintrust Financial Corp.	133,371	8,619,768
Zions Bancorp. N.A.	415,998	18,520,231

		688,172,634

Beverages — 0.2%
Brown-Forman Corp., Class A	7,920	473,220
Brown-Forman Corp., Class B, NVS(b)	26,955	1,692,235
Molson Coors Brewing Co., Class B	412,934	23,743,705

		25,909,160

Biotechnology — 0.4%
Agios Pharmaceuticals Inc.(a)(b)	109,384	3,544,042
Alkermes PLC(a)	370,251	7,223,597
Alnylam Pharmaceuticals Inc.(a)(b)	41,027	3,299,391
Bluebird Bio Inc.(a)(b)	130,767	12,007,026
Exelixis Inc.(a)	419,005	7,410,103
Moderna Inc.(a)(b)	47,697	759,336
United Therapeutics Corp.(a)	102,556	8,178,841

		42,422,336

Building Products — 0.7%
Allegion PLC	55,525	5,755,166
AO Smith Corp.	270,442	12,902,788
Fortune Brands Home & Security Inc.	226,826	12,407,382
Lennox International Inc.	7,595	1,845,357
Masco Corp.	682,698	28,454,853
Owens Corning	255,049	16,119,097
Resideo Technologies Inc.(a)(b)	292,041	4,190,788

		81,675,431

Capital Markets — 3.4%
Affiliated Managers Group Inc.	118,307	9,860,888
Ameriprise Financial Inc.	267,397	39,334,099
BGC Partners Inc., Class A	679,980	3,739,890
Cboe Global Markets Inc.	197,873	22,737,586
E*TRADE Financial Corp.	462,307	20,198,193
Eaton Vance Corp., NVS	265,213	11,916,020
Evercore Inc., Class A	59,505	4,766,351
Franklin Resources Inc.	667,860	19,274,440
Interactive Brokers Group Inc., Class A	127,831	6,874,751
Invesco Ltd.	937,000	15,872,780
Janus Henderson Group PLC	216,357	4,859,378
Lazard Ltd., Class A	153,283	5,364,905
Legg Mason Inc.	202,772	7,743,863
Nasdaq Inc.	274,890	27,310,321
Northern Trust Corp.	468,876	43,755,508
Raymond James Financial Inc.	227,123	18,728,563
SEI Investments Co.	160,695	9,521,982
State Street Corp.	884,242	52,338,284

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
T Rowe Price Group Inc.	389,750	$44,528,937
Virtu Financial Inc., Class A	62,763	1,026,803

		369,753,542

Chemicals — 2.9%
Albemarle Corp.	250,864	17,440,065
Ashland Global Holdings Inc.	143,442	11,052,206
Axalta Coating Systems Ltd.(a)	339,185	10,226,428
Cabot Corp.	136,978	6,207,843
Celanese Corp.	292,502	35,770,070
CF Industries Holdings Inc.	463,766	22,817,287
Chemours Co. (The)	387,945	5,795,898
Corteva Inc.(a)	1,781,061	49,869,708
Eastman Chemical Co.	323,060	23,851,520
Element Solutions Inc.(a)(b)	331,032	3,369,906
FMC Corp.	311,675	27,327,664
Huntsman Corp.	520,206	12,099,992
International Flavors & Fragrances Inc.	253,299	31,077,254
Mosaic Co. (The)(b)	834,753	17,112,436
NewMarket Corp.	1,153	544,320
Olin Corp.	390,721	7,314,297
RPM International Inc.	252,078	17,345,487
Valvoline Inc.	447,496	9,858,337
Westlake Chemical Corp.	83,828	5,492,411

		314,573,129

Commercial Services & Supplies — 0.6%
ADT Inc.(b)	254,000	1,592,580
Clean Harbors Inc.(a)	123,354	9,522,929
IAA Inc.(a)	28,813	1,202,367
KAR Auction Services Inc.	23,446	575,599
Republic Services Inc.	473,359	40,969,221
Stericycle Inc.(a)(b)	211,959	10,795,072

		64,657,768

Communications Equipment — 0.7%
Ciena Corp.(a)(b)	367,856	14,430,991
CommScope Holding Co. Inc.(a)(b)	453,354	5,331,443
EchoStar Corp., Class A(a)(b)	112,837	4,470,602
F5 Networks Inc.(a)	10,493	1,473,427
Juniper Networks Inc.	810,446	20,058,538
Motorola Solutions Inc.	102,570	17,478,954
ViaSat Inc.(a)(b)	134,915	10,161,798

		73,405,753

Construction & Engineering — 0.6%
AECOM(a)	370,075	13,900,017
Fluor Corp.	331,913	6,349,496
Jacobs Engineering Group Inc.	312,853	28,626,049
Quanta Services Inc.	259,010	9,790,578
Valmont Industries Inc.	50,919	7,049,226

		65,715,366

Construction Materials — 0.3%
Eagle Materials Inc.(b)	16,149	1,453,571
Martin Marietta Materials Inc.(b)	102,796	28,176,384
Vulcan Materials Co.	25,274	3,822,440

		33,452,395

Consumer Finance — 1.3%
Ally Financial Inc.	925,690	30,695,880
Credit Acceptance Corp.(a)	2,767	1,276,445
Discover Financial Services	489,412	39,686,419
Navient Corp.	483,014	6,182,579

Security	Shares	Value

Consumer Finance (continued)
OneMain Holdings Inc.	154,766	$5,676,817
Santander Consumer USA Holdings Inc.	243,400	6,209,134
SLM Corp.	1,002,654	8,848,422
Synchrony Financial	1,146,567	39,086,469

		137,662,165

Containers & Packaging — 1.5%
AptarGroup Inc.	91,729	10,865,300
Ardagh Group SA	36,490	572,163
Avery Dennison Corp.	12,996	1,475,956
Berry Global Group Inc.(a)(b)	192,834	7,572,591
Crown Holdings Inc.(a)	130,732	8,636,156
Graphic Packaging Holding Co.	699,319	10,314,955
International Paper Co.	931,675	38,962,649
Owens-Illinois Inc.	367,570	3,774,944
Packaging Corp. of America	221,997	23,553,882
Sealed Air Corp.	342,122	14,201,484
Silgan Holdings Inc.	184,571	5,543,590
Sonoco Products Co.	236,767	13,782,207
Westrock Co.	603,712	22,005,302

		161,261,179

Distributors — 0.5%
Genuine Parts Co.	333,620	33,225,216
LKQ Corp.(a)	621,526	19,546,992

		52,772,208

Diversified Consumer Services — 0.6%
frontdoor Inc.(a)	201,533	9,788,458
Graham Holdings Co., Class B	9,963	6,609,952
Grand Canyon Education Inc.(a)(b)	102,230	10,038,986
H&R Block Inc.	410,231	9,689,656
Service Corp. International/U.S.	269,480	12,883,839
ServiceMaster Global Holdings Inc.(a)(b)	272,600	15,238,340

		64,249,231

Diversified Financial Services — 0.4%
AXA Equitable Holdings Inc.	698,689	15,482,948
Jefferies Financial Group Inc.	631,366	11,617,135
Voya Financial Inc.(b)	310,782	16,918,972

		44,019,055

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	2,584,255	32,251,502
GCI Liberty Inc., Class A(a)	233,086	14,467,648

		46,719,150

Electric Utilities — 4.9%
Alliant Energy Corp.	563,168	30,371,650
Avangrid Inc.	133,458	6,973,180
Edison International	831,132	62,683,975
Entergy Corp.	471,783	55,368,453
Evergy Inc.	557,690	37,119,846
Eversource Energy	768,933	65,720,704
FirstEnergy Corp.	1,261,020	60,818,995
Hawaiian Electric Industries Inc.	257,082	11,725,510
IDACORP Inc.	119,389	13,451,559
OGE Energy Corp.	473,891	21,505,174
PG&E Corp.(a)	1,259,259	12,592,590
Pinnacle West Capital Corp.	264,862	25,710,154
PPL Corp.	1,716,414	54,049,877
Xcel Energy Inc.	1,221,720	79,277,411

		537,369,078

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.5%
Acuity Brands Inc.	69,690	$9,393,515
AMETEK Inc.	110,713	10,165,668
GrafTech International Ltd.	145,463	1,861,926
Hubbell Inc.	58,407	7,674,680
nVent Electric PLC	361,087	7,958,357
Regal Beloit Corp.	98,162	7,151,102
Sensata Technologies Holding PLC(a)(b)	218,627	10,944,468

		55,149,716

Electronic Equipment, Instruments & Components — 1.5%
Arrow Electronics Inc.(a)(b)	196,604	14,662,726
Avnet Inc.	244,862	10,892,686
Coherent Inc.(a)(b)	56,979	8,758,812
Corning Inc.	1,253,880	35,760,658
Dolby Laboratories Inc., Class A	129,293	8,357,500
FLIR Systems Inc.	293,495	15,434,902
IPG Photonics Corp.(a)(b)	78,748	10,678,229
Jabil Inc.	277,585	9,929,215
Littelfuse Inc.	57,208	10,143,550
National Instruments Corp.	291,802	12,252,766
SYNNEX Corp.	98,027	11,067,248
Trimble Inc.(a)	494,458	19,189,915

		167,128,207

Energy Equipment & Services — 1.1%
Apergy Corp.(a)(b)	183,386	4,960,591
Baker Hughes a GE Co.	1,496,407	34,716,643
Halliburton Co.	2,066,479	38,953,129
Helmerich & Payne Inc.	253,177	10,144,802
National Oilwell Varco Inc.(b)	915,143	19,401,032
Patterson-UTI Energy Inc.	463,937	3,966,661
Transocean Ltd.(a)(b)	1,374,278	6,143,023

		118,285,881

Entertainment — 0.9%
Cinemark Holdings Inc.	253,784	9,806,214
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	59,005	2,336,008
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	465,795	19,372,414
Lions Gate Entertainment Corp., Class A	124,776	1,154,178
Lions Gate Entertainment Corp., Class B, NVS	270,405	2,363,340
Madison Square Garden Co. (The), Class A(a)	40,242	10,604,572
Take-Two Interactive Software Inc.(a)	142,168	17,819,337
Viacom Inc., Class A	26,872	705,659
Viacom Inc., Class B, NVS	839,749	20,179,168
Zynga Inc., Class A(a)(b)	1,574,499	9,163,584

		93,504,474

Equity Real Estate Investment Trusts (REITs) — 14.2%
Alexandria Real Estate Equities Inc.	264,844	40,796,570
American Campus Communities Inc.	324,550	15,604,364
American Homes 4 Rent, Class A	348,504	9,022,769
Apartment Investment & Management Co., Class A	347,913	18,140,184
Apple Hospitality REIT Inc.	498,553	8,266,009
AvalonBay Communities Inc.	330,453	71,156,445
Boston Properties Inc.	366,922	47,575,107
Brandywine Realty Trust	413,673	6,267,146
Brixmor Property Group Inc.	704,653	14,297,409
Camden Property Trust	220,387	24,465,161
Colony Capital Inc.	1,072,129	6,454,217
Columbia Property Trust Inc.	276,348	5,844,760
CoreSite Realty Corp.	19,776	2,409,706

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust	265,886	$7,918,085
Cousins Properties Inc.	345,688	12,994,412
CubeSmart	457,858	15,979,244
CyrusOne Inc.	265,350	20,989,185
Digital Realty Trust Inc.	493,098	64,009,051
Douglas Emmett Inc.	395,310	16,931,127
Duke Realty Corp.	849,493	28,857,277
Empire State Realty Trust Inc., Class A	347,537	4,959,353
EPR Properties	183,412	14,097,046
Equity Commonwealth	285,759	9,787,246
Equity Residential	868,205	74,891,363
Essex Property Trust Inc.	155,263	50,716,659
Extra Space Storage Inc.	55,798	6,518,322
Federal Realty Investment Trust	177,001	24,096,916
Gaming and Leisure Properties Inc.	479,775	18,346,596
HCP Inc.	1,166,774	41,572,158
Healthcare Trust of America Inc., Class A	483,721	14,211,723
Highwoods Properties Inc.	242,302	10,889,052
Host Hotels & Resorts Inc.	1,712,843	29,615,056
Hudson Pacific Properties Inc.	360,561	12,064,371
Invitation Homes Inc.	1,129,572	33,446,627
Iron Mountain Inc.	600,195	19,440,316
JBG SMITH Properties	291,943	11,447,085
Kilroy Realty Corp.	234,705	18,281,172
Kimco Realty Corp.	957,244	19,987,255
Liberty Property Trust	369,838	18,983,785
Life Storage Inc.	110,918	11,691,866
Macerich Co. (The)	335,388	10,594,907
Medical Properties Trust Inc.	1,043,868	20,418,058
Mid-America Apartment Communities Inc.	268,672	34,930,047
National Retail Properties Inc.	384,319	21,675,592
Omega Healthcare Investors Inc.	506,623	21,171,775
Outfront Media Inc.	283,560	7,877,297
Paramount Group Inc.	478,062	6,382,128
Park Hotels & Resorts Inc.	566,389	14,142,733
Rayonier Inc.	307,428	8,669,470
Realty Income Corp.	755,437	57,926,909
Regency Centers Corp.	394,960	27,445,770
Retail Properties of America Inc., Class A	505,698	6,230,199
Service Properties Trust	386,565	9,969,511
SITE Centers Corp.	331,640	5,011,080
SL Green Realty Corp.	195,791	16,005,914
Spirit Realty Capital Inc.	213,526	10,219,354
STORE Capital Corp.	496,523	18,574,925
Sun Communities Inc.	158,994	23,602,659
Taubman Centers Inc.	138,680	5,662,304
UDR Inc.	650,594	31,540,797
Ventas Inc.	883,750	64,540,263
VEREIT Inc.	2,504,253	24,491,594
VICI Properties Inc.	1,091,399	24,720,187
Vornado Realty Trust	410,518	26,137,681
Weingarten Realty Investors	287,228	8,366,952
Welltower Inc.	961,946	87,200,405
Weyerhaeuser Co.	1,767,645	48,963,767
WP Carey Inc.	400,991	35,888,695

		1,561,383,168

Food & Staples Retailing — 0.8%
Casey’s General Stores Inc.	65,455	10,548,728
Grocery Outlet Holding Corp.(a)(b)	38,120	1,322,001
Kroger Co. (The)	1,886,254	48,627,628

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Sprouts Farmers Market Inc.(a)	147,344	$2,849,633
U.S. Foods Holding Corp.(a)	517,550	21,271,305

		84,619,295

Food Products — 3.2%
Archer-Daniels-Midland Co.	1,322,010	54,294,951
Beyond Meat Inc.(a)(b)	31,639	4,702,188
Bunge Ltd.	328,215	18,583,533
Campbell Soup Co.	171,669	8,054,710
Conagra Brands Inc.	1,144,655	35,118,015
Flowers Foods Inc.	462,560	10,699,013
Hain Celestial Group Inc. (The)(a)(b)	216,079	4,640,297
Hershey Co. (The)	43,593	6,756,479
Hormel Foods Corp.	659,307	28,831,495
Ingredion Inc.	158,589	12,963,065
JM Smucker Co. (The)	260,951	28,709,829
Kellogg Co.	360,475	23,196,566
Lamb Weston Holdings Inc.	255,466	18,577,488
McCormick & Co. Inc./MD, NVS	102,946	16,090,460
Pilgrim’s Pride Corp.(a)(b)	81,649	2,616,442
Post Holdings Inc.(a)(b)	84,963	8,992,484
Seaboard Corp.	621	2,716,875
TreeHouse Foods Inc.(a)(b)	109,525	6,073,161
Tyson Foods Inc., Class A	683,002	58,833,792

		350,450,843

Gas Utilities — 0.6%
Atmos Energy Corp.	276,831	31,528,283
National Fuel Gas Co.	194,205	9,112,099
UGI Corp.	494,335	24,850,220

		65,490,602

Health Care Equipment & Supplies — 1.7%
Cantel Medical Corp.(b)	37,970	2,840,156
Cooper Companies Inc. (The)	99,775	29,633,175
DENTSPLY SIRONA Inc.	526,713	28,079,070
Hill-Rom Holdings Inc.	76,655	8,066,406
Hologic Inc.(a)	124,050	6,263,284
ICU Medical Inc.(a)(b)	31,717	5,062,033
Integra LifeSciences Holdings Corp.(a)	168,253	10,106,958
STERIS PLC(b)	186,557	26,955,621
West Pharmaceutical Services Inc.	42,788	6,068,194
Zimmer Biomet Holdings Inc.	486,917	66,839,097

		189,913,994

Health Care Providers & Services — 2.4%
Acadia Healthcare Co. Inc.(a)(b)	206,253	6,410,343
Cardinal Health Inc.	707,623	33,392,729
Centene Corp.(a)	159,434	6,897,115
Covetrus Inc.(a)(b)	230,111	2,736,020
DaVita Inc.(a)(b)	292,070	16,668,435
Encompass Health Corp.	116,017	7,341,556
Henry Schein Inc.(a)(b)	309,359	19,644,296
Laboratory Corp. of America Holdings(a)	218,913	36,777,384
McKesson Corp.	390,595	53,378,713
MEDNAX Inc.(a)(b)	189,847	4,294,339
Molina Healthcare Inc.(a)	32,813	3,600,242
Premier Inc., Class A(a)(b)	123,042	3,558,375
Quest Diagnostics Inc.	317,624	33,995,297
Universal Health Services Inc., Class B(b)	187,526	27,894,492
WellCare Health Plans Inc.(a)	11,446	2,966,460

		259,555,796

Security	Shares	Value

Health Care Technology — 0.0%
Change Healthcare Inc.(a)	56,140	$678,171

Hotels, Restaurants & Leisure — 1.9%
Aramark	580,509	25,298,582
Caesars Entertainment Corp.(a)	1,351,726	15,761,125
Choice Hotels International Inc.	45,119	4,013,786
Dunkin’ Brands Group Inc.	13,848	1,098,977
Extended Stay America Inc.	445,716	6,525,282
Hilton Grand Vacations Inc.(a)(b)	176,179	5,637,728
Hyatt Hotels Corp., Class A	89,654	6,604,810
International Game Technology PLC	233,034	3,311,413
MGM Resorts International	1,095,134	30,357,115
Norwegian Cruise Line Holdings Ltd.(a)(b)	405,830	21,009,819
Royal Caribbean Cruises Ltd.	407,024	44,092,910
Six Flags Entertainment Corp.	171,251	8,697,838
Vail Resorts Inc.	10,523	2,394,614
Wyndham Destinations Inc.	214,725	9,881,645
Wyndham Hotels & Resorts Inc.	159,814	8,268,777
Wynn Resorts Ltd.	39,956	4,344,016
Yum China Holdings Inc.	167,583	7,613,296

		204,911,733

Household Durables — 1.8%
DR Horton Inc.	807,091	42,541,767
Garmin Ltd.	342,966	29,045,791
Leggett & Platt Inc.	311,145	12,738,276
Lennar Corp., Class A(b)	391,350	21,856,897
Lennar Corp., Class B	20,246	898,315
Mohawk Industries Inc.(a)(b)	141,491	17,554,788
Newell Brands Inc.	901,467	16,875,462
PulteGroup Inc.	605,756	22,140,382
Toll Brothers Inc.	316,014	12,972,375
Whirlpool Corp.	146,938	23,269,102

		199,893,155

Household Products — 0.2%
Clorox Co. (The)	54,632	8,296,962
Energizer Holdings Inc.	151,146	6,586,943
Spectrum Brands Holdings Inc.	99,434	5,242,168

		20,126,073

Independent Power and Renewable Electricity Producers — 0.7%
AES Corp./VA	1,574,046	25,719,912
NRG Energy Inc.	596,079	23,604,728
Vistra Energy Corp.	1,002,318	26,791,960

		76,116,600

Industrial Conglomerates — 0.0%
Carlisle Companies Inc.	17,866	2,600,218

Insurance — 6.3%
Alleghany Corp.(a)	29,726	23,714,214
American Financial Group Inc./OH	173,480	18,709,818
American National Insurance Co.	18,173	2,248,545
Arch Capital Group Ltd.(a)(b)	785,571	32,978,271
Arthur J Gallagher & Co.	346,721	31,055,800
Assurant Inc.	145,547	18,312,723
Assured Guaranty Ltd.	229,884	10,220,643
Athene Holding Ltd., Class A(a)	209,561	8,814,136
Axis Capital Holdings Ltd.	177,758	11,860,014
Brighthouse Financial Inc.(a)	265,842	10,758,626
Brown & Brown Inc.	526,580	18,988,475
Cincinnati Financial Corp.	361,131	42,133,154
CNA Financial Corp.	66,899	3,294,776

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Erie Indemnity Co., Class A, NVS	19,695	$3,656,377
Everest Re Group Ltd.	65,902	17,535,863
Fidelity National Financial Inc.	624,247	27,722,809
First American Financial Corp.	256,706	15,148,221
Globe Life Inc.(a)	256,968	24,607,256
Hanover Insurance Group Inc. (The)	94,047	12,747,130
Hartford Financial Services Group Inc. (The)	854,955	51,818,823
Kemper Corp.	122,068	9,515,201
Lincoln National Corp.	472,332	28,491,066
Loews Corp.	620,641	31,950,599
Markel Corp.(a)	29,416	34,766,770
Mercury General Corp.	66,063	3,691,600
Old Republic International Corp.	669,390	15,777,522
Primerica Inc.	27,793	3,536,103
Principal Financial Group Inc.	655,475	37,453,841
Reinsurance Group of America Inc.	148,299	23,710,044
RenaissanceRe Holdings Ltd.	64,383	12,454,891
Unum Group	495,396	14,723,169
White Mountains Insurance Group Ltd.	7,403	7,995,240
Willis Towers Watson PLC	305,571	58,966,036
WR Berkley Corp.	341,078	24,636,064

		693,993,820

Interactive Media & Services — 0.3%
IAC/InterActiveCorp.(a)	74,302	16,195,607
TripAdvisor Inc.(a)	24,530	948,820
Zillow Group Inc., Class A(a)(b)	133,843	3,954,392
Zillow Group Inc., Class C, NVS(a)(b)	293,256	8,744,894

		29,843,713

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	43,404	5,833,932
Qurate Retail Inc., Series A(a)(b)	912,893	9,416,491

		15,250,423

IT Services — 1.4%
Akamai Technologies Inc.(a)	32,827	2,999,731
Alliance Data Systems Corp.	85,791	10,992,401
Amdocs Ltd.	319,496	21,121,881
CACI International Inc., Class A(a)(b)	57,745	13,354,109
CoreLogic Inc.(a)	181,952	8,418,919
DXC Technology Co.	617,492	18,216,014
Jack Henry & Associates Inc.(b)	21,877	3,193,386
Leidos Holdings Inc.	323,409	27,774,365
Sabre Corp.	538,598	12,061,902
VeriSign Inc.(a)	77,921	14,698,238
Western Union Co. (The)	788,826	18,277,098

		151,108,044

Leisure Products — 0.1%
Brunswick Corp./DE	201,078	10,480,185
Mattel Inc.(a)(b)	253,568	2,888,140
Polaris Inc.	14,208	1,250,446

		14,618,771

Life Sciences Tools & Services — 1.3%
Adaptive Biotechnologies Corp.(a)(b)	11,367	351,240
Agilent Technologies Inc.	665,384	50,988,376
Avantor Inc.(a)	161,637	2,376,064
Bio-Rad Laboratories Inc., Class A(a)	50,040	16,650,310
IQVIA Holdings Inc.(a)(b)	244,217	36,481,135
PerkinElmer Inc.(b)	205,091	17,467,601

Security	Shares	Value

Life Sciences Tools & Services (continued)
QIAGEN NV(a)	524,799	$17,302,623

		141,617,349

Machinery — 4.1%
AGCO Corp.	150,986	11,429,640
Colfax Corp.(a)(b)	220,263	6,400,843
Crane Co.	119,932	9,670,117
Cummins Inc.	365,032	59,379,755
Dover Corp.	194,204	19,334,950
Flowserve Corp.	244,091	11,401,491
Fortive Corp.	543,959	37,293,829
Gardner Denver Holdings Inc.(a)(b)	309,259	8,748,937
Gates Industrial Corp. PLC(a)(b)	102,087	1,028,016
IDEX Corp.	90,188	14,780,009
Ingersoll-Rand PLC	33,776	4,161,541
ITT Inc.	208,305	12,746,183
Lincoln Electric Holdings Inc.	8,143	706,487
Nordson Corp.	12,756	1,865,693
Oshkosh Corp.	162,015	12,280,737
PACCAR Inc.	805,106	56,365,471
Parker-Hannifin Corp.	303,799	54,869,137
Pentair PLC	398,928	15,079,478
Snap-on Inc.	130,196	20,380,882
Stanley Black & Decker Inc.	359,549	51,922,471
Timken Co. (The)	159,375	6,934,406
Trinity Industries Inc.	252,781	4,974,730
WABCO Holdings Inc.(a)	20,194	2,700,948
Wabtec Corp.	307,161	22,072,590
Woodward Inc.	23,666	2,551,905

		449,080,246

Marine — 0.1%
Kirby Corp.(a)(b)	140,958	11,581,109

Media — 1.9%
CBS Corp., Class B, NVS	77,822	3,141,674
Discovery Inc., Class A(a)(b)	370,448	9,865,030
Discovery Inc., Class C, NVS(a)	828,352	20,394,026
DISH Network Corp., Class A(a)(b)	555,848	18,937,741
Fox Corp., Class A, NVS	751,830	23,708,959
Fox Corp., Class B(a)	349,655	11,028,119
Interpublic Group of Companies Inc. (The)	829,503	17,884,085
John Wiley & Sons Inc., Class A	104,892	4,608,954
Liberty Broadband Corp., Class A(a)(b)	59,036	6,170,443
Liberty Broadband Corp., Class C, NVS(a)(b)	250,587	26,228,941
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	200,451	8,332,748
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	365,073	15,318,463
New York Times Co. (The), Class A	312,263	8,893,250
News Corp., Class A, NVS	913,106	12,710,436
News Corp., Class B	287,870	4,115,102
Nexstar Media Group Inc., Class A	24,725	2,529,615
Omnicom Group Inc.	239,853	18,780,490
Sinclair Broadcast Group Inc., Class A	8,723	372,821

		213,020,897

Metals & Mining — 1.8%
Alcoa Corp.(a)(b)	441,191	8,854,703
Freeport-McMoRan Inc.	3,438,377	32,905,268
Newmont Goldcorp Corp.	1,941,096	73,606,360
Nucor Corp.	723,306	36,823,509
Reliance Steel & Aluminum Co.	154,604	15,407,835

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Royal Gold Inc.	105,492	$12,997,669
Steel Dynamics Inc.	497,109	14,813,848
U.S. Steel Corp.	408,059	4,713,082

		200,122,274

Mortgage Real Estate Investment — 1.0%
AGNC Investment Corp.	1,292,749	20,800,331
Annaly Capital Management Inc.	3,452,623	30,383,082
Chimera Investment Corp.	442,281	8,651,016
MFA Financial Inc.	1,065,507	7,842,132
New Residential Investment Corp.	985,048	15,445,553
Starwood Property Trust Inc.	646,728	15,663,752
Two Harbors Investment Corp.	644,335	8,460,119

		107,245,985

Multi-Utilities — 4.9%
Ameren Corp.	581,264	46,530,183
CenterPoint Energy Inc.	1,191,850	35,970,033
CMS Energy Corp.	671,524	42,943,960
Consolidated Edison Inc.	790,047	74,635,740
DTE Energy Co.	433,487	57,636,431
MDU Resources Group Inc.	466,930	13,162,757
NiSource Inc.	885,728	26,500,982
Public Service Enterprise Group Inc.	1,198,237	74,386,553
Sempra Energy	651,949	96,234,192
WEC Energy Group Inc.	748,867	71,217,252

		539,218,083

Multiline Retail — 0.6%
Dollar General Corp.	37,000	5,880,780
Dollar Tree Inc.(a)(b)	256,639	29,297,908
Kohl’s Corp.	386,041	19,170,796
Macy’s Inc.	733,867	11,404,293

		65,753,777

Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Corp.(b)	535,478	3,962,537
Antero Resources Corp.(a)(b)	626,890	1,893,208
Apache Corp.	891,643	22,826,061
Cabot Oil & Gas Corp.	369,359	6,489,638
Centennial Resource Development Inc./DE, Class A(a)(b)	433,987	1,959,451
Cheniere Energy Inc.(a)(b)	235,131	14,827,361
Chesapeake Energy Corp.(a)(b)	3,095,281	4,364,346
Cimarex Energy Co.	237,500	11,385,750
Concho Resources Inc.	471,908	32,042,553
Continental Resources Inc./OK(a)(b)	208,009	6,404,597
Devon Energy Corp.	952,879	22,926,269
Diamondback Energy Inc.	308,831	27,766,995
EQT Corp.	603,783	6,424,251
Equitrans Midstream Corp.	434,697	6,324,841
Hess Corp.	637,707	38,568,519
HollyFrontier Corp.	359,030	19,258,369
Kosmos Energy Ltd.	859,125	5,360,940
Marathon Oil Corp.	1,896,810	23,273,859
Murphy Oil Corp.	367,499	8,125,403
Noble Energy Inc.	1,124,254	25,250,745
ONEOK Inc.	664,721	48,983,290
Parsley Energy Inc., Class A	273,340	4,592,112
PBF Energy Inc., Class A	283,230	7,701,024
Pioneer Natural Resources Co.	227,301	28,587,647
Range Resources Corp.	492,565	1,881,598
Targa Resources Corp.	542,762	21,802,750

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Williams Companies Inc. (The)	2,880,831	$69,312,794
WPX Energy Inc.(a)	995,746	10,544,950

		482,841,858

Paper & Forest Products — 0.0%
Domtar Corp.	150,516	5,389,978

Personal Products — 0.2%
Coty Inc., Class A	685,533	7,204,952
Herbalife Nutrition Ltd.(a)(b)	206,107	7,803,211
Nu Skin Enterprises Inc., Class A	130,323	5,542,637

		20,550,800

Pharmaceuticals — 0.9%
Catalent Inc.(a)	344,386	16,413,437
Elanco Animal Health Inc.(a)	886,583	23,574,242
Horizon Therapeutics PLC(a)(b)	385,751	10,504,000
Jazz Pharmaceuticals PLC(a)(b)	15,237	1,952,469
Mylan NV(a)	1,222,140	24,173,929
Nektar Therapeutics(a)(b)	339,719	6,187,982
Perrigo Co. PLC	299,597	16,744,476

		99,550,535

Professional Services — 0.5%
Equifax Inc.	43,748	6,154,031
IHS Markit Ltd.(a)(b)	348,624	23,315,973
ManpowerGroup Inc.	141,460	11,916,591
Nielsen Holdings PLC	738,849	15,700,541

		57,087,136

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)(b)	501,810	26,600,948
Howard Hughes Corp. (The)(a)(b)	65,697	8,514,331
Jones Lang LaSalle Inc.	108,306	15,061,033

		50,176,312

Road & Rail — 1.0%
AMERCO	21,229	8,280,159
Genesee & Wyoming Inc., Class A(a)	110,271	12,186,048
JB Hunt Transport Services Inc.	140,919	15,592,687
Kansas City Southern(b)	237,218	31,552,366
Knight-Swift Transportation Holdings Inc.	290,770	10,554,951
Landstar System Inc.(b)	9,595	1,080,205
Lyft Inc., Class A(a)(b)	70,204	2,867,132
Old Dominion Freight Line Inc.	88,705	15,077,189
Ryder System Inc.	123,439	6,390,437
Schneider National Inc., Class B	131,512	2,856,441

		106,437,615

Semiconductors & Semiconductor Equipment — 2.1%
Cree Inc.(a)(b)	230,768	11,307,632
Cypress Semiconductor Corp.	869,376	20,291,236
First Solar Inc.(a)(b)	196,723	11,411,901
Lam Research Corp.	42,035	9,714,709
Marvell Technology Group Ltd.	1,555,635	38,844,206
Maxim Integrated Products Inc.	401,831	23,270,033
Microchip Technology Inc.	396,714	36,858,698
MKS Instruments Inc.	126,803	11,701,381
ON Semiconductor Corp.(a)(b)	967,290	18,581,641
Qorvo Inc.(a)(b)	277,623	20,582,969
Skyworks Solutions Inc.	387,428	30,703,669

		233,268,075

Software — 0.6%
2U Inc.(a)(b)	83,525	1,359,787

Schedule of Investments (unaudited) (continued) September 30, 2019	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ceridian HCM Holding Inc.(a)(b)	36,780	$1,815,829
Citrix Systems Inc.	32,778	3,163,733
Dynatrace Inc.(a)	15,960	297,973
LogMeIn Inc.	116,513	8,267,762
Nuance Communications Inc.(a)(b)	676,550	11,034,531
SolarWinds Corp.(a)(b)	76,007	1,402,329
SS&C Technologies Holdings Inc.(b)	50,492	2,603,872
Symantec Corp.	1,371,961	32,419,438

		62,365,254

Specialty Retail — 1.4%
Advance Auto Parts Inc.(b)	123,887	20,490,910
AutoNation Inc.(a)(b)	127,783	6,478,598
Best Buy Co. Inc.	432,193	29,816,995
CarMax Inc.(a)(b)	208,723	18,367,624
Dick’s Sporting Goods Inc.	155,649	6,352,036
Foot Locker Inc.	259,598	11,204,250
Gap Inc. (The)	514,979	8,940,035
L Brands Inc.	456,260	8,938,133
Penske Automotive Group Inc.	82,741	3,911,995
Tiffany & Co.	285,210	26,419,002
Urban Outfitters Inc.(a)(b)	163,724	4,599,007
Williams-Sonoma Inc.	151,505	10,299,310

		155,817,895

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	3,182,389	48,276,841
Western Digital Corp.	695,731	41,493,397
Xerox Holdings Corp.(a)	434,558	12,997,630

		102,767,868

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	197,774	6,558,186
Carter’s Inc.	58,449	5,331,133
Columbia Sportswear Co.	25,351	2,456,259
Hanesbrands Inc.	191,235	2,929,720
PVH Corp.	176,924	15,610,005
Ralph Lauren Corp.	122,092	11,656,123
Skechers U.S.A. Inc., Class A(a)	199,155	7,438,439
Tapestry Inc.	681,426	17,751,147
Under Armour Inc., Class A(a)(b)	152,493	3,040,711
Under Armour Inc., Class C, NVS(a)(b)	157,318	2,852,175

		75,623,898

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	841,168	10,581,893
New York Community Bancorp. Inc.	1,076,316	13,507,766
TFS Financial Corp.	115,486	2,081,058

		26,170,717

Trading Companies & Distributors — 0.6%
Air Lease Corp.	229,397	9,593,382
Fastenal Co.	131,319	4,290,192
HD Supply Holdings Inc.(a)	405,183	15,873,044
MSC Industrial Direct Co. Inc., Class A	104,660	7,590,990
United Rentals Inc.(a)	53,053	6,612,526
Univar Solutions Inc.(a)	374,658	7,777,900
Watsco Inc.	77,437	13,100,792
WESCO International Inc.(a)(b)	100,817	4,816,028

		69,654,854

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	174,252	6,877,726

Security	Shares	Value

Water Utilities — 0.7%
American Water Works Co. Inc.	428,653	$53,251,562
Aqua America Inc.	511,980	22,952,063

		76,203,625

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,345,762	8,303,352
Telephone & Data Systems Inc.	237,824	6,135,859
U.S. Cellular Corp.(a)(b)	34,514	1,297,036

		15,736,247

Total Common Stocks — 99.7% (Cost: $9,987,752,804)		10,941,565,945

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.11%(c)(d)(e)	335,609,016	335,776,820
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.85%(c)(d)	15,069,000	15,069,000

		350,845,820

Total Short-Term Investments — 3.2% (Cost: $350,762,992)		350,845,820

Total Investments in Securities — 102.9% (Cost: $10,338,515,796)		11,292,411,765

Other Assets, Less Liabilities — (2.9)%		(313,610,811)

Net Assets — 100.0%		$10,978,800,954

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.     Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.     Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

  Date:         December 05, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

  Date:         December 05, 2019

By: /s/ Neal Andrews
Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

  Date:         December 05, 2019